UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-21991

Fidelity Rutland Square Trust II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	May 31, 2026

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Strategic Advisers® Municipal Bond Fund Strategic Advisers® Municipal Bond Fund : FSMUX

This annual shareholder report contains information about Strategic Advisers® Municipal Bond Fund for the period June 1, 2025 to May 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Advisers® Municipal Bond Fund	$ 8	0.08%
What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds notched a strong gain for the 12 months ending May 31, 2026, driven by some of the highest starting yields in years, three policy interest-rate cuts by the U.S. Federal Reserve, resilient credit fundamentals, and robust demand amid investors' growing concern about the federal deficit and potentially higher tax rates.
•Against this backdrop, most of the Fund's sub-advisers notably contributed to performance versus the benchmark for the fiscal year, led by sub-adviser MacKay Shields (+8%) and the Municipal High Income strategy from T. Rowe Price (+9%). The former benefited from yield-curve positioning, including outsized exposure to longer-maturity credits, as well as security selection across various segments of the bond market. The extra yield generated by lower-rated municipals helped T. Rowe Price, even during periods of widening credit spreads, as did greater-than-benchmark exposure to bonds issued by hospitals and airports.
•The Municipal Bond mandate from T. Rowe Price (+8%) also added value, propelled by favorable yield-curve positioning and sector allocations.
•Sub-adviser FIAM® (+7.5%) provided a further boost to the Fund's relative result, aided by favorable yield-curve positioning, along with overweight exposure to hospitals and airports.
•There were no material relative detractors for the reporting period, although the Fund's cash stake slightly hurt.
•Late in the 12-month reporting period, we reduced the portfolio's duration though it remained somewhat longer than the benchmark. We also began the process of shifting assets from exchange-traded funds in the portfolio to active managers, with the goal of benefiting from their bond selection expertise.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 17, 2021 through May 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Strategic Advisers® Municipal Bond Fund	7.56%	0.96%
Bloomberg Municipal Bond Index	6.67%	0.85%
A   From June 17, 2021

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of May 31, 2026)

KEY FACTS
Fund Size	$14,350,303,944
Number of Holdings	6,878
Total Advisory Fee	$9,637,432
Portfolio Turnover	24%
What did the Fund invest in?
(as of May 31, 2026)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	16.7
Transportation	13.3
Health Care	8.9
Special Tax	8.1
Others(Individually Less Than 5%)	19.0
66.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 3.0
AA - 25.5
A - 19.6
BBB - 7.9
BB - 1.6
B - 0.3
CCC,CC,C - 0.0
D - 0.0
Not Rated - 8.1
Equities - 29.7
Short-Term Investments and Net Other Assets (Liabilities) - 4.3

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
New York	6.6
Texas	5.7
California	5.6
Illinois	5.3
Florida	2.9

How has the Fund changed?

This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Management fee	Strategic Advisers terminated certain sub-advisory agreements on behalf of the fund.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913326.102    6352-TSRA-0726

ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Strategic Advisers® Fidelity® U.S. Total Stock Fund Strategic Advisers® Fidelity® U.S. Total Stock Fund : FCTDX

This annual shareholder report contains information about Strategic Advisers® Fidelity® U.S. Total Stock Fund for the period June 1, 2025 to May 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Advisers® Fidelity® U.S. Total Stock Fund	$ 14	0.12%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending May 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, Fidelity® Growth Company Fund (+57%) was the top contributor versus the benchmark for the fiscal year. Substantial exposure to stocks benefiting from the expansion of artificial intelligence, including chipmaker Nvidia, fueled this fund's high-growth approach.
•The Sector Managed mandate from sub-adviser FIAM® (+36%) added value as well this period. This sector-neutral approach benefited from outsized stakes among semiconductor companies, along with positive stock selection and an underweight in the software industry.
•The FIAM sub-advised U.S. Equity (+33%) mandate also helped. This relative-value approach has stuck with its winning investments for an extended period which has paid off. For example, it has held General Electric through the spin-offs that have become GE Vernova and GE Aerospace.
•On the downside, FIAM Value Discovery (+26%) was the biggest relative detractor, as its quality-focused value strategy could not keep pace amid the small-cap and technology-led market trend.
•The U.S. SMID-Cap Quality Focus mandate from sub-adviser Geode (+18%) - which invests in high-quality small- and mid-cap companies - was hurt by adverse stock selection in the health care, financials and technology sectors.
•In terms of notable positioning changes the past 12 months, we initiated a holding in the Large Cap Put Spread mandate from Geode. This strategy seeks to exploit volatility mispricing in the options market and collects premiums for doing so. We also increased the allocation to the Select U.S. Equity mandate from FIAM - a strategy which selects stocks that Fidelity's analysts have rated as buys, then incorporates risk-control factors.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
March 20, 2018 through May 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Strategic Advisers® Fidelity® U.S. Total Stock Fund	31.60%	13.38%	14.60%
Dow Jones U.S. Total Stock Market Index℠	29.84%	12.89%	14.43%
A   From March 20, 2018

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of May 31, 2026)

KEY FACTS
Fund Size	$250,791,622,246
Number of Holdings	1,989
Total Advisory Fee	$231,918,251
Portfolio Turnover	37%
What did the Fund invest in?
(as of May 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	16.4
Financials	7.6
Industrials	6.9
Health Care	5.5
Communication Services	5.1
Consumer Discretionary	5.0
Consumer Staples	3.0
Energy	2.7
Materials	1.4
Utilities	1.0
Real Estate	1.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 55.2
Domestic Equity Funds - 42.9
Bonds - 0.8
Preferred Stocks - 0.0
Options - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 97.6
United Kingdom - 0.8
Taiwan - 0.5
Canada - 0.4
Netherlands - 0.2
Korea (South) - 0.1
Belgium - 0.1
Japan - 0.1
France - 0.1
Others - 0.1

TOP HOLDINGS (% of Fund's net assets)
Fidelity Growth Company Fund	10.5
Fidelity SAI U.S. Quality Index Fund	10.5
Fidelity SAI U.S. Low Volatility Index Fund	5.3
Fidelity Advisor Magellan Fund - Class Z	3.8
Fidelity Advisor Blue Chip Growth Fund - Class Z	3.6
NVIDIA Corp	3.4
Fidelity SAI U.S. Value Index Fund	3.0
Apple Inc	2.4
Amazon.com Inc	2.0
Microsoft Corp	1.9
46.4
How has the Fund changed?

This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913320.102    3080-TSRA-0726

ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2026
Strategic Advisers® Fidelity® Emerging Markets Fund Strategic Advisers® Fidelity® Emerging Markets Fund : FGOMX

This annual shareholder report contains information about Strategic Advisers® Fidelity® Emerging Markets Fund for the period June 1, 2025 to May 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Advisers® Fidelity® Emerging Markets Fund	$ 28	0.22%
What affected the Fund's performance this period?

•Emerging-markets equities gained for the 12 months ending May 31, 2026, reflecting a late-period surge that followed a downturn amid conflict in the Middle East and growing concern about the viability of investments in artificial intelligence.
•Against this backdrop, Fidelity® SAI Emerging Markets Value Index Fund (+64%) was the top relative contributor versus the benchmark for the fiscal year. This fund benefited, in part, from the general tailwind of value stocks outpacing their growth-oriented counterparts. More specifically, security selection in China, India and Brazil, along with an underweight in the lagging Indian market, notably helped.
•Two sub-advised Emerging Markets mandates from FIAM® - Select (+64%) and Concentrated (+68%) - also added meaningful value during the reporting period. The former was propelled by picks in Taiwan, South Korea and South Africa, while the latter was aided by investment choices in South Korea, a large underweight in India and favorable positioning in Mexico.
•The Global Emerging Markets mandate from sub-adviser FIL® (+73%) further boosted to the Fund's relative result. Here, sizable underweights in China and India, coupled with stock selection in Taiwan and China, proved advantageous.
•On the downside, Fidelity® SAI Emerging Markets Low Volatility Index Fund (+24%) was the only material relative detractor this period. The fund's emphasis on stocks exhibiting relatively low volatility could not keep pace in a strongly up-trending market environment.
•In terms of notable positioning changes, in the fourth quarter of 2025, we initiated a holding in Fidelity® SAI Emerging Markets Momentum Index Fund, which focuses on companies with improving earnings revisions whose stocks are in an uptrend.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 30, 2018 through May 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Strategic Advisers® Fidelity® Emerging Markets Fund	60.37%	8.55%	12.65%
MSCI Emerging Markets Index	54.28%	7.54%	11.20%
A   From October 30, 2018

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of May 31, 2026)

KEY FACTS
Fund Size	$42,000,757,470
Number of Holdings	319
Total Advisory Fee	$65,290,491
Portfolio Turnover	53%
What did the Fund invest in?
(as of May 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	25.9
Financials	9.9
Industrials	6.2
Consumer Discretionary	4.2
Materials	4.0
Communication Services	3.0
Energy	2.2
Health Care	1.5
Consumer Staples	1.3
Utilities	0.5
Real Estate	0.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 58.5
International Equity Funds - 36.0
Preferred Stocks - 0.4
Short-Term Investments and Net Other Assets (Liabilities) - 5.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 41.8
Taiwan - 15.7
China - 12.3
Korea (South) - 12.0
India - 3.5
Brazil - 2.3
South Africa - 1.9
Mexico - 1.4
Hungary - 1.0
Others - 8.1

TOP HOLDINGS (% of Fund's net assets)
Fidelity SAI Emerging Markets Value Index Fund	23.4
Taiwan Semiconductor Manufacturing Co Ltd	9.1
Fidelity SAI Emerging Markets Low Volatility Index Fund	5.4
Fidelity SAI Emerging Markets Index Fund	5.2
Samsung Electronics Co Ltd	5.0
Invesco Government & Agency Portfolio Institutional Class	3.7
SK Hynix Inc	3.6
Tencent Holdings Ltd	1.9
MediaTek Inc	1.3
Fidelity SAI Emerging Markets Momentum Index Fund	1.1
59.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913322.102    3310-TSRA-0726

ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Strategic Advisers® Fidelity® Core Income Fund Strategic Advisers® Fidelity® Core Income Fund : FIWGX

This annual shareholder report contains information about Strategic Advisers® Fidelity® Core Income Fund for the period June 1, 2025 to May 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Advisers® Fidelity® Core Income Fund	$ 5	0.05%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a solid gain for the 12 months ending May 31, 2026, buoyed by attractive starting yields, a resilient economy and three policy interest-rate cuts by the Federal Reserve, though the resurgence of inflation in the period's final months dampened the full-year result.
•Against this backdrop, the Fixed Income Securitized mandate from sub-adviser FIAM® (+7%) was the top contributor versus the benchmark for the fiscal year. This strategy benefited from its concentrated focus on securitized assets, including collateralized loan obligations, non-government-agency mortgage-backed securities and asset-backed securities, reflecting the strong relative performance of these segments of the bond market.
•Fidelity Advisor® New Markets Income - along with the sub-advised mandate it was converted into in March - also notably aided the Fund's relative result. This strategy focuses on emerging-markets debt, which was the top-performing category within fixed-income this period.
•Fidelity® SAI Total Bond Fund (+6%) stood out to the upside as well, boosted by favorable yield-curve positioning, in addition to its high-yield corporate credit and emerging-markets debt holdings.
•On the downside, the Fund's exposure to U.S. Treasury investments collectively dampened its relative return. These securities are held in the portfolio primarily for liquidity and hedging purposes. This period, however, intermediate- and long-term U.S. Treasurys trailed the broad investment-grade bond market amid rising yields.
•In terms of notable positioning changes the past 12 months, in December we initiated a holding in the FIAM sub-advised Securitized Credit strategy. This mandate's benchmark includes all types of securitized investment vehicles with the exception agency MBS.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 16, 2018 through May 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Strategic Advisers® Fidelity® Core Income Fund	5.83%	0.81%	2.93%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	2.17%
A   From October 16, 2018

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of May 31, 2026)

KEY FACTS
Fund Size	$93,540,617,429
Number of Holdings	7,582
Total Advisory Fee	$36,132,815
Portfolio Turnover	167%
What did the Fund invest in?
(as of May 31, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 30.1
AAA - 3.2
AA - 0.6
A - 4.0
BBB - 8.9
BB - 1.4
B - 0.5
CCC,CC,C - 0.4
D - 0.0
Not Rated - 6.9
Equities - 45.7
Short-Term Investments and Net Other Assets (Liabilities) - (1.7)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Fixed-Income Funds - 45.0
U.S. Government Agency - Mortgage Securities - 16.2
U.S. Treasury Obligations - 13.9
Corporate Bonds - 12.9
CMOs and Other Mortgage Related Securities - 6.8
Asset-Backed Securities - 4.6
Foreign Government and Government Agency Obligations - 1.5
Short-Term Funds - 0.7
Preferred Securities - 0.1
Others - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (1.7)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.1
Grand Cayman (UK Overseas Ter) - 1.1
United Kingdom - 0.7
Canada - 0.5
Mexico - 0.4
Ireland - 0.4
Bailiwick Of Jersey - 0.2
Germany - 0.2
Japan - 0.2
Others - 2.2

TOP HOLDINGS (% of Fund's net assets)
Fidelity SAI Total Bond Fund	21.1
US Treasury Notes	10.5
Fidelity SAI U.S. Treasury Bond Index Fund	6.8
Fannie Mae Mortgage pass-thru certificates	5.6
Ginnie Mae II Pool	4.5
Freddie Mac Gold Pool	3.8
US Treasury Bonds	3.4
Fidelity SAI Long-Term Treasury Bond Index Fund	2.8
Fidelity SAI Enhanced Core Bond Fund	2.7
Fidelity SAI International Credit Fund	2.4
63.6
How has the Fund changed?

This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913321.102    3306-TSRA-0726

ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Strategic Advisers® Alternatives Fund Strategic Advisers® Alternatives Fund : FSLTX

This annual shareholder report contains information about Strategic Advisers® Alternatives Fund for the period June 1, 2025 to May 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Advisers® Alternatives Fund	$ 15	0.15%
What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending May 31, 2026, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some global central banks. But momentum faded in late February, as conflict in the Middle East took center stage and sent a shockwave through oil markets, with potential to dampen growth and stoke inflation.
•The Fund is designed to achieve low correlation with stocks over a full market cycle and it accomplished that goal the past 12 months, in addition to meeting its volatility target.
•For the fiscal year, BlackRock Global Equity Market Neutral Fund (+20%) and Fidelity® SAI Convertible Arbitrage Fund (+12%) - the Fund's largest investment, on average this period - were the top relative contributors. The former benefited primarily from long/short equity positions guided by defensive and sentiment signals, whereas the latter profited from a record level of new issuance in the convertible bond market.
•Eaton Vance Global Macro Absolute Return Advantage Fund (+19%) also notably aided the broader Fund's performance. Here, local-currency sovereign bond holdings and corporate credit in Kazakhstan, Egypt, Venezuela and Ukraine, along with long exposure to Nigeria's currency, fueled its result.
•On the downside, Fidelity® SAI ARP Commodity Strategy Fund (-19%) was the largest relative detractor this period. The upward spike in oil prices in March and resulting supply disruption triggered the unusual situation of near-dated crude oil futures contracts being priced higher than longer-dated contracts. The fund's short exposure to the former, coupled with long exposure to the latter, pressured performance.
•The Fund's defensively oriented managers - primarily AGF Market Neutral Anti-Beta Fund (-34%) and the Equity Market Protective Put mandate from sub-adviser FAMS® - performed as expected, lagging the benchmark in an environment of rising equity markets.
•In terms of notable positioning changes this period, I initiated a holding in Miller Market Neutral Income Fund in the first quarter of 2026. This fund invests in convertible bonds and typically hedges its market risk by selling stocks short against its convertible positions. In May, I added BlackRock Tactical Opportunities Fund, which pursues a global macro approach incorporating both discretionary and systematic strategies.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
July 12, 2022 through May 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Strategic Advisers® Alternatives Fund	10.51%	5.67%
ICE® BofA® US 3-Month Treasury Bill Index	3.88%	4.43%
Bloomberg U.S. Aggregate Bond Index	5.13%	2.78%
A   From July 12, 2022

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of May 31, 2026)

KEY FACTS
Fund Size	$2,714,355,648
Number of Holdings	933
Total Advisory Fee	$3,472,629
Portfolio Turnover	52%
What did the Fund invest in?
(as of May 31, 2026)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Futures Contracts	83.6
Swaps	13.4
Forward Foreign Currency Contracts	8.9

ASSET ALLOCATION (% of Fund's total exposure)

Futures Contracts - 40.5
Alternative Funds - 34.4
Swaps - 6.4
Forward Foreign Currency Contracts - 6.1
Fixed-Income Funds - 4.7
Corporate Bonds - 0.2
Asset-Backed Securities - 0.1
U.S. Treasury Obligations - 0.1
CMOs and Other Mortgage Related Securities - 0.1
U.S. Government Agency - Mortgage Securities - 0.0
Options - 0.0
Foreign Government and Government Agency Obligations - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 7.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity SAI Convertible Arbitrage Fund	21.4
BlackRock Global Equity Market Neutral Fund A Shares	11.3
Eaton Vance Global Macro Absolute Return Advantage Fund Class A	10.2
Stone Ridge Diversified Alternatives Fund Class I	8.1
Federated Hermes MDT Market Neutral Fund A Shares	6.9
State Street Institutional U.S. Government Money Market Fund Premier Class	6.7
The Merger Fund Class A	5.6
Absolute Convertible Arbitrage Fund Investor Shares	4.7
Fidelity Investments Money Market Government Portfolio - Institutional Class	4.2
BlackRock Systematic Multi-Strategy Fund Investor A Shares	2.9
82.0
How has the Fund changed?

This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Management fee Operating expenses	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913342.102    6570-TSRA-0726

ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Strategic Advisers® U.S. Total Stock Fund Strategic Advisers® U.S. Total Stock Fund : FSAKX

This annual shareholder report contains information about Strategic Advisers® U.S. Total Stock Fund for the period June 1, 2025 to May 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Advisers® U.S. Total Stock Fund	$ 20	0.17%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending May 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, Fidelity® Growth Company Fund (+57%) was the top contributor versus the benchmark for the fiscal year. Substantial exposure to stocks benefiting from the expansion of artificial intelligence, including chipmaker Nvidia, fueled this fund's high-growth approach.
•A position in sub-adviser Portolan Capital Management (+58%) also helped, thanks to a flexible approach that enabled it to capitalize on top-performing stocks in the industrials, materials and information technology sectors.
•The Sector Managed mandate from sub-adviser FIAM® (+37%) added value as well this period. This sector-neutral approach benefited from outsized stakes among semiconductor companies, along with positive stock selection and an underweight in the software industry.
•On the downside, fundamentally driven managers - including sub-adviser JPMorgan Investment Management (+24%) - struggled in the latter half of the reporting period. Specifically, this Large Cap manager's AI-related holdings underperformed. At the same time, its stakes in software and other companies that it believed had been overly punished by the market, also lagged. Similarly, Fidelity® SAI U.S. Quality Index Fund (+21%) further detracted, partially due to an overweight in software firms.
•In terms of notable positioning changes the past 12 months, we sold the Fund's investment in the Small-Mid Cap Core mandate from William Blair due to the pending retirement of one of the strategy's co-managers and reallocated the proceeds across several SMID-cap managers to maintain exposure to that segment of the equity market.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
May 31, 2016 through May 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Strategic Advisers® U.S. Total Stock Fund	29.84%	13.86%	15.72%
Strategic Advisers® U.S. Total Stock Fund Linked Index	29.84%	14.13%	15.63%
Dow Jones U.S. Total Stock Market Index℠	29.84%	12.89%	15.08%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of May 31, 2026)

KEY FACTS
Fund Size	$98,929,102,688
Number of Holdings	3,241
Total Advisory Fee	$141,536,965
Portfolio Turnover	77%
What did the Fund invest in?
(as of May 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	27.2
Financials	10.3
Consumer Discretionary	8.0
Industrials	7.9
Communication Services	7.8
Health Care	7.3
Consumer Staples	3.3
Energy	2.8
Utilities	1.6
Materials	1.6
Real Estate	1.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 78.8
Domestic Equity Funds - 19.3
Bonds - 1.4
Options - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 98.1
Canada - 0.6
Netherlands - 0.3
Taiwan - 0.3
United Kingdom - 0.1
Switzerland - 0.1
Thailand - 0.1
China - 0.1
Germany - 0.1
Others - 0.2

TOP HOLDINGS (% of Fund's net assets)
Fidelity Growth Company Fund	5.5
NVIDIA Corp	5.4
Apple Inc	4.2
Microsoft Corp	3.6
Fidelity SAI U.S. Quality Index Fund	3.3
Amazon.com Inc	3.2
Broadcom Inc	2.4
Alphabet Inc Class C	2.2
iShares Core S&P 500 ETF	2.1
Alphabet Inc Class A	2.0
33.9
How has the Fund changed?

This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

Strategic Advisers entered into a new sub-advisory agreement on behalf of the fund.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916851.101    7609-TSRA-0726

ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2026
Strategic Advisers® Fidelity® Alternatives Fund Strategic Advisers® Fidelity® Alternatives Fund : FSAOX

This annual shareholder report contains information about Strategic Advisers® Fidelity® Alternatives Fund for the period June 23, 2025 to May 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Advisers® Fidelity® Alternatives FundA	$ 17	0.17%
A Expenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending May 31, 2026, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some global central banks. But momentum faded in late February, as conflict in the Middle East took center stage and sent a shockwave through oil markets, with potential to dampen growth and stoke inflation.
•The Fund is designed to achieve low correlation with stocks over a full market cycle and it accomplished that goal the past 12 months, in addition to meeting its volatility target.
•For the fiscal year, BlackRock Global Equity Market Neutral Fund (+21%) and Fidelity® SAI Convertible Arbitrage Fund (+12%) - the Fund's largest investment, on average this period - were the top relative contributors. The former benefited primarily from long/short equity positions guided by defensive and sentiment signals, whereas the latter profited from a record level of new issuance in the convertible bond market.
•Eaton Vance Global Macro Absolute Return Advantage Fund (+18%) also notably aided the broader Fund's performance. Here, local-currency sovereign bond holdings and corporate credit in Kazakhstan, Egypt, Venezuela and Ukraine, along with long exposure to Nigeria's currency, fueled its result.
•On the downside, Fidelity® SAI ARP Commodity Strategy Fund (-20%) was the largest relative detractor by far this period. The upward spike in oil prices in March and resulting supply disruption triggered the unusual situation of near-dated crude oil futures contracts being priced higher than longer-dated contracts. The fund's short exposure to the former, coupled with long exposure to the latter, pressured performance.
•The defensively oriented Equity Market Protective Put mandate from sub-adviser FAMS®, performed as expected, lagging the benchmark in an environment of rising equity markets.
•In terms of notable positioning changes this period, in February, I initiated a holding in the Absolute Convertible Arbitrage Fund, which pursues a relative-value arbitrage strategy by investing in convertible securities and common stocks to capitalize on price discrepancies. Elsewhere, I reduced the overall allocation to convertible arbitrage strategies, while increasing exposure to equity market neutral and merger arbitrage strategies.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 23, 2025 through May 31, 2026.
Initial investment of $10,000.

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of May 31, 2026)

KEY FACTS
Fund Size	$5,135,484,147
Number of Holdings	392
Total Advisory Fee	$3,621,344
Portfolio Turnover	47%
What did the Fund invest in?
(as of May 31, 2026)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Futures Contracts	80.3
Swaps	17.4
Forward Foreign Currency Contracts	5.3
Options	0.0

ASSET ALLOCATION (% of Fund's total exposure)

Futures Contracts - 39.8
Alternative Funds - 29.4
Swaps - 8.7
Fixed-Income Funds - 5.2
Common Stocks - 4.9
Forward Foreign Currency Contracts - 2.7
Options - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 9.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity SAI Convertible Arbitrage Fund	13.2
Fidelity SAI Merger Arbitrage Fund	11.8
BlackRock Global Equity Market Neutral Fund A Shares	11.2
Eaton Vance Global Macro Absolute Return Advantage Fund Class A	10.6
Fidelity Investments Money Market Government Portfolio - Institutional Class	8.7
BlackRock Systematic Multi-Strategy Fund Investor A Shares	7.9
State Street Institutional U.S. Government Money Market Fund Premier Class	7.7
Stone Ridge Diversified Alternatives Fund Class I	5.5
Fidelity SAI Managed Futures Fund	4.7
Absolute Convertible Arbitrage Fund Investor Shares	3.4
84.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918626.100    9037-TSRA-0726

ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Strategic Advisers® Fidelity® Short Duration Fund Strategic Advisers® Fidelity® Short Duration Fund : FFPLX

This annual shareholder report contains information about Strategic Advisers® Fidelity® Short Duration Fund for the period December 30, 2025 to May 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Advisers® Fidelity® Short Duration FundA	$ 3	0.07%
A Expenses for the full reporting period would be higher.

Key Fund Statistics
(as of May 31, 2026)

KEY FACTS
Fund Size	$8,707,497,238
Number of Holdings	1,329
Total Advisory Fee	$704,011
Portfolio TurnoverA	129%
A Amount not annualized
What did the Fund invest in?
(as of May 31, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 30.7
AAA - 7.1
AA - 0.6
A - 14.2
BBB - 14.3
BB - 0.9
B - 0.1
Not Rated - 2.6
Equities - 27.5
Short-Term Investments and Net Other Assets (Liabilities) - 2.0

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 30.3
Corporate Bonds - 29.3
Short-Term Funds - 21.6
Asset-Backed Securities - 7.0
Fixed-Income Funds - 5.9
CMOs and Other Mortgage Related Securities - 2.0
Foreign Government and Government Agency Obligations - 1.2
U.S. Government Agency - Mortgage Securities - 0.4
Other Investments - 0.2
Preferred Securities - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 2.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 82.7
United Kingdom - 3.2
Germany - 2.8
Grand Cayman (UK Overseas Ter) - 2.7
Canada - 2.2
France - 1.4
Ireland - 0.8
Japan - 0.7
Netherlands - 0.7
Others - 2.8

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	30.3
Fidelity Advisor Limited Term Bond Fund - Class Z	7.0
Fidelity SAI Low Duration Bond Fund	6.9
Fidelity SAI Short-Term Treasury Bond Index Fund	4.2
Fidelity Short-Term Bond Index Fund	3.5
Fidelity Low Duration Bond Factor ETF	2.2
Fidelity Intermediate Bond Fund	2.0
Fidelity Advisor Floating Rate High Income Fund - Class Z	1.7
Fidelity Investments Money Market Government Portfolio - Institutional Class	1.0
JPMorgan Chase & Co	0.8
59.6
How has the Fund changed?

This is a summary of certain changes to the Fund since December 30, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual expense cap expired during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9921314.100    9165-TSRA-0726

ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2026
Strategic Advisers® Tax-Sensitive Short Duration Fund Strategic Advisers® Tax-Sensitive Short Duration Fund : FGNSX

This annual shareholder report contains information about Strategic Advisers® Tax-Sensitive Short Duration Fund for the period June 1, 2025 to May 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Advisers® Tax-Sensitive Short Duration Fund	$ 7	0.07%
What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds notched a strong gain for the 12 months ending May 31, 2026, driven by some of the highest starting yields in years, three policy interest-rate cuts by the U.S. Federal Reserve, resilient credit fundamentals, and robust demand amid investors' growing concern about the federal deficit and potentially higher tax rates.
•Against this backdrop, all the Fund's sub-advisers notably contributed to performance versus the benchmark for the fiscal year.
•More specifically, Allspring, T. Rowe Price and the Conservative Income mandate from FIAM® each gained about 3%, propelled by their greater interest-rate-sensitivity compared with the broader Fund's benchmark, along with allocations to lower-rated investment-grade securities.
•Elsewhere, the Limited Term strategy from FIAM® rose about 4% and helped as well. Similar factors aided this sub-adviser's performance, with an added boost provided from security selection in the airport, prepaid gas and housing market segments of the municipal market.
•A stake in Vanguard Ultra Short-Term Tax-Exempt Fund (+4%) added value as well the past 12 months.
•There were no material relative detractors to speak of for the reporting period.
•As of May 31, the portfolio's duration was somewhat longer than the benchmark. The goal here is to continue capturing the higher yields offered by slightly longer-maturity securities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
December 28, 2017 through May 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Strategic Advisers® Tax-Sensitive Short Duration Fund	3.32%	2.39%	2.02%
Strategic Advisers Tax Sensitive Short Duration Composite Index℠	2.74%	2.25%	1.85%
Bloomberg Municipal Bond 1 Year (1-2 Y) Index	3.12%	1.87%	1.86%
Bloomberg Municipal Bond Index	6.67%	0.92%	2.28%
A   From December 28, 2017

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of May 31, 2026)

KEY FACTS
Fund Size	$2,973,365,700
Number of Holdings	1,178
Total Advisory Fee	$2,196,884
Portfolio Turnover	64%
What did the Fund invest in?
(as of May 31, 2026)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	18.5
Health Care	12.7
Transportation	10.0
Housing	7.2
Industrial Development	6.0
Resource Recovery	5.8
Electric Utilities	5.1
Others(Individually Less Than 5%)	20.5
85.8

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 4.2
AA - 34.4
A - 33.3
BBB - 5.8
BB - 0.0
Not Rated - 5.0
Equities - 11.4
Short-Term Investments and Net Other Assets (Liabilities) - 5.9

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Texas	13.3
Pennsylvania	5.2
California	4.6
New York	4.6
Florida	4.4

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913319.102    3058-TSRA-0726

ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Strategic Advisers® Short Duration Fund Strategic Advisers® Short Duration Fund : FAUDX

This annual shareholder report contains information about Strategic Advisers® Short Duration Fund for the period June 1, 2025 to May 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Advisers® Short Duration Fund	$ 5	0.05%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a solid gain for the 12 months ending May 31, 2026, buoyed by attractive starting yields, a resilient economy and three policy interest-rate cuts by the Federal Reserve, though the resurgence of inflation in the period's final months dampened the full-year result.
•Against this backdrop, sub-advised mandates from FIAM® and T. Rowe Price (+5%) were the top contributors versus the benchmark. The former benefited from the relatively high yields of its stakes in asset-backed securities and commercial mortgage-backed securities. Meanwhile, the latter outperformed due to its longer-duration and outsized exposure to corporate credit.
•PIMCO Short-Term Fund (+5%) also notably helped due to its interest-rate and yield-curve strategies that were aided by rising rates. Furthermore, timely purchases of floating-rate securities at attractive valuations at a time when market participants were anticipating further U.S. Federal Reserve rate cuts added value as well.
•There were no material relative detractors to speak of for the reporting period, though an allocation to the iShares® 3-7 Year Treasury Bond exchange-traded fund (-0.31%) hurt slightly given that this portion of the yield curve underperformed shorter maturities.
•On January 1, 2026, the Fund's benchmark was changed from the FTSE 6-Month U.S. Treasury Bill Index to the Bloomberg 1-3 Year Government/Credit Bond Index. The switch to a new benchmark allows for greater flexibility in managing the Fund's duration versus the index.
•In light of this, there were several positioning modifications the past 12 months, including defunding the existing FIAM sub-advisory mandate and replacing it with a Short-Term Bond strategy, also managed by FIAM. Exposure to the JPMorgan Ultra-Short Income ETF and PIMCO Short-Term Fund came down substantially in order to fund several new investments, including the PIMCO Enhanced Low-Duration Active ETF.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
May 31, 2016 through May 31, 2026.
Initial investment of $10,000.

Effective January 1, 2026, the fund began comparing its performance to Bloomberg U.S. 1-3 Year Government/Credit Bond Index rather than FTSE® 6-Month U.S. Treasury Bill Index because the Bloomberg U.S. 1-3 Year Government/Credit Bond Index conforms more closely to the fund's investment policies.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Strategic Advisers® Short Duration Fund	4.01%	3.24%	2.64%
Strategic Advisers Short Duration Fund Linked Index	3.24%	3.47%	2.35%
Bloomberg U.S. 1-3 Year Government/Credit Bond Index	3.72%	2.08%	2.05%
FTSE® 6-Month U.S. Treasury Bill Index	4.18%	3.66%	2.45%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Effective January 1, 2026, the fund began comparing its performance to Bloomberg U.S. 1-3 Year Government/Credit Bond Index rather than FTSE® 6-Month U.S.
Treasury Bill Index because the Bloomberg U.S. 1-3 Year Government/Credit Bond Index conforms more closely to the fund's investment policies.

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of May 31, 2026)

KEY FACTS
Fund Size	$4,778,688,572
Number of Holdings	1,340
Total Advisory Fee	$1,460,268
Portfolio Turnover	132%
What did the Fund invest in?
(as of May 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Fixed-Income Funds - 33.5
Short-Term Funds - 19.3
Corporate Bonds - 17.0
U.S. Treasury Obligations - 15.3
Asset-Backed Securities - 7.5
CMOs and Other Mortgage Related Securities - 2.8
U.S. Government Agency - Mortgage Securities - 1.7
Other Investments - 0.1
Foreign Government and Government Agency Obligations - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.8

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	15.3
Baird Short-Term Bond Fund Institutional Class	9.3
PIMCO Short-Term Fund Institutional Class	7.2
iShares 3-7 Year Treasury Bond ETF	6.7
JPMorgan Ultra-Short Income ETF	5.6
T. Rowe Price Ultra Short-Term Bond Fund	5.3
DoubleLine Low Duration Bond Fund Class N	5.0
PIMCO Enhanced Low Duration Active ETF	5.0
iShares Short Duration Bond Active ETF	4.9
iShares 1-3 Year Treasury Bond ETF	2.6
66.9
How has the Fund changed?

This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Management fee Expense reductions	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913318.102    2387-TSRA-0726

Item 2.

Code of Ethics

As of the end of the period, May 31, 2026, Fidelity Rutland Square Trust II (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Heidi L. Steiger is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Steiger is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Strategic Advisers Alternatives Fund, Strategic Advisers Fidelity Alternatives Fund, Strategic Advisers Fidelity Core Income Fund, Strategic Advisers Fidelity Emerging Markets Fund, Strategic Advisers Fidelity Short Duration Fund, Strategic Advisers Fidelity U.S. Total Stock Fund, Strategic Advisers Municipal Bond Fund, Strategic Advisers Short Duration Fund, Strategic Advisers Tax-Sensitive Short Duration Fund, and Strategic Advisers U.S. Total Stock Fund (the “Funds”):

Services Billed by PwC

May 31, 2026 FeesA,C

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Strategic Advisers Alternatives Fund	$68,100	$500	$19,500	$900
Strategic Advisers Fidelity Alternatives Fund	$58,200	$-	$19,500	$-
Strategic Advisers Fidelity Core Income Fund	$45,600	$300	$10,000	$600
Strategic Advisers Fidelity Emerging Markets Fund	$27,600	$200	$6,900	$400
Strategic Advisers Fidelity Short Duration Fund	$26,900	$-	$7,900	$-
Strategic Advisers Fidelity U.S. Total Stock Fund	$41,400	$300	$8,900	$500
Strategic Advisers Municipal Bond Fund	$53,500	$300	$5,700	$600
Strategic Advisers Short Duration Fund	$39,000	$300	$8,200	$500
Strategic Advisers Tax-Sensitive Short Duration Fund	$39,600	$300	$6,900	$500
Strategic Advisers U.S. Total Stock Fund	$41,600	$300	$8,900	$500

May 31, 2025 FeesA,B,C

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Strategic Advisers Alternatives Fund	$65,800	$5,600	$19,500	$12,100
Strategic Advisers Fidelity Alternatives Fund	$-	$-	$-	$-
Strategic Advisers Fidelity Core Income Fund	$46,800	$4,000	$10,000	$8,600
Strategic Advisers Fidelity Emerging Markets Fund	$28,200	$2,400	$6,900	$5,300
Strategic Advisers Fidelity Short Duration Fund	$-	$-	$-	$-
Strategic Advisers Fidelity U.S. Total Stock Fund	$45,400	$3,500	$8,900	$7,600
Strategic Advisers Municipal Bond Fund	$57,000	$4,300	$5,700	$9,200
Strategic Advisers Short Duration Fund	$39,800	$3,400	$8,200	$7,400
Strategic Advisers Tax-Sensitive Short Duration Fund	$40,400	$3,400	$6,900	$7,300
Strategic Advisers U.S. Total Stock Fund	$37,000	$2,900	$8,900	$6,300

A Amounts may reflect rounding.
B Strategic Advisers U.S. Total Stock Fund commenced operations on June 26, 2024.
C Strategic Advisers Fidelity Alternatives Fund commenced operations on June 23, 2025, and Strategic Advisers Fidelity Short Duration Fund commenced operations on December 30, 2025.

The following table(s) present(s) fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Strategic Advisers, LLC (“Strategic Advisers”) and entities controlling, controlled by, or under common control with Strategic Advisers (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by PwC

	May 31, 2026A,C	May 31, 2025A,B,C
Audit-Related Fees	$9,348,700	$9,845,100
Tax Fees	$1,000	$1,000
All Other Fees	$-	$35,000

A Amounts may reflect rounding.
B May include amounts billed prior to the Strategic Advisers U.S. Total Stock Fund’s commencement of operations.
C May include amounts billed prior to the Strategic Advisers Fidelity Alternatives Fund and Strategic Advisers Fidelity Short Duration Fund’s commencement of operations.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund(s), Strategic Advisers (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	May 31, 2026A,C	May 31, 2025A,B,C
PwC	$14,670,500	$15,045,900

A Amounts may reflect rounding.
B May include amounts billed prior to the Strategic Advisers U.S. Total Stock Fund’s commencement of operations.
C May include amounts billed prior to the Strategic Advisers Fidelity Alternatives Fund and Strategic Advisers Fidelity Short Duration Fund’s commencement of operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its(their) audit of the Fund(s), taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and Strategic Advisers’ review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Strategic Advisers® Tax-Sensitive Short Duration Fund

Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public

Annual Report
May 31, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Strategic Advisers® Tax-Sensitive Short Duration Fund
Schedule of Investments May 31, 2026
Showing Percentage of Net Assets
Fixed-Income Funds - 11.4%
	Shares	Value ($)
Federated Hermes Municipal Ultrashort Fund Institutional Shares	6,517,061	65,366,126
JPMorgan Ultra-Short Municipal Inc ETF	1,378,669	70,256,972
Vanguard Ultra Short-Term Tax-Exempt Fund Class Admiral	12,893,328	204,488,181
TOTAL FIXED-INCOME FUNDS (Cost $340,628,174)		340,111,279

Municipal Securities - 85.8%
	Principal Amount (a)	Value ($)
Alabama - 4.4%
Electric Utilities - 0.2%
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) 3.78% tender 6/1/2034 (b)	740,000	740,231
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) Series 2007 A, 3.375% tender 6/1/2034 (b)	235,000	237,199
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) Series 2008, 2.75% tender 7/15/2034 (b)	1,255,000	1,246,141
Walker Cnty AL Economic & Indl Dev Auth Solid Waste Disp Rev (Alabama Power & Light Proj.) 2.85% 12/1/2036 VRDN (b)(c)	1,800,000	1,800,000
Walker Cnty AL Economic & Indl Dev Auth Solid Waste Disp Rev (Alabama Power & Light Proj.) Series FIRST 2023, 2.93% 8/1/2063 VRDN (b)(c)	1,455,000	1,455,000
TOTAL ELECTRIC UTILITIES		5,478,571
General Obligations - 3.3%
Black Belt Energy Gas Dist Ala Gas Supply Rev 4% tender 7/1/2052 (Liquidity Facility Royal Bank of Canada), (Royal Bank of Canada Guaranteed) (b)	7,825,000	7,896,419
Black Belt Energy Gas Dist Ala Gas Supply Rev U.S. SOFR Index + 1.4%, 3.832% tender 7/1/2052 (Liquidity Facility Royal Bank of Canada) (b)(h)	5,000,000	5,021,259
Black Belt Energy Gas District 5% 5/1/2029 (BP PLC Guaranteed)	375,000	389,421
Black Belt Energy Gas District 5% 7/1/2028 (Goldman Sachs Group Inc/The Guaranteed)	250,000	257,635
Black Belt Energy Gas District 5% 7/1/2029 (Goldman Sachs Group Inc/The Guaranteed)	755,000	785,941
Black Belt Energy Gas District 5% 7/1/2031 (Goldman Sachs Group Inc/The Guaranteed)	1,000,000	1,051,121
Black Belt Energy Gas District 5.25% 6/1/2026 (Morgan Stanley Guaranteed)	575,000	575,000
Black Belt Energy Gas District 5.25% tender 2/1/2053 (Morgan Stanley Guaranteed) (b)	9,090,000	9,532,293
Black Belt Energy Gas District Series 2021 B, 4% tender 10/1/2052 (Goldman Sachs Group Inc/The Guaranteed) (b)	8,700,000	8,723,210
Black Belt Energy Gas District Series 2021 C 1, 4% tender 10/1/2052 (Goldman Sachs Group Inc/The Guaranteed) (b)	11,350,000	11,379,720
Black Belt Energy Gas District Series 2021 C 2, SIFMA Municipal Swap Index + 0.35%, 1.92% tender 10/1/2052 (Goldman Sachs Group Inc/The Guaranteed) (b)(h)	5,350,000	5,352,022
Black Belt Energy Gas District Series 2022 E, 5% 6/1/2026 (Canadian Imperial Bank of Commerce/New York NY Guaranteed)	1,140,000	1,140,000
Black Belt Energy Gas District Series 2022 E, 5% tender 5/1/2053 (Canadian Imperial Bank of Commerce/New York NY Guaranteed) (b)	4,660,000	4,815,154
Black Belt Energy Gas District Series 2023 D 1, 5.5% tender 6/1/2049 (Goldman Sachs Group Inc/The Guaranteed) (b)	2,110,000	2,213,542
Black Belt Energy Gas District Series 2023C, 5.5% 6/1/2027 (Goldman Sachs Group Inc/The Guaranteed)	685,000	699,737
Black Belt Energy Gas District Series 2024 C, 5% 7/1/2026	1,750,000	1,752,272
Black Belt Energy Gas District Series 2024 C, 5% 7/1/2027	1,250,000	1,272,362
Black Belt Energy Gas District Series 2025 D, 5% 2/1/2028 (Pacific Life Insurance Co Guaranteed)	290,000	297,470
Black Belt Energy Gas District Series 2025 F, 5% 12/1/2028 (Pacific Life Global Funding II Guaranteed)	1,000,000	1,036,407
Black Belt Energy Gas District Series 2026 A, 5% 12/1/2027 (PNC Financial Services Group Inc/The Guaranteed)	1,000,000	1,020,421
Black Belt Energy Gas District Series 2026 A, 5% 12/1/2028 (PNC Financial Services Group Inc/The Guaranteed)	1,000,000	1,032,289
Black Belt Energy Gas District Series 2026F, 5% 6/1/2027	800,000	811,256
Lower Ala Gas Dist Gas Proj Rev Series 2025 A, 5% 12/1/2031 (Equitable Financial Life Global Funding Guaranteed)	750,000	784,427
Lower Ala Gas Dist Gas Proj Rev Series 2025 A, 5% 12/1/2032 (Equitable Financial Life Global Funding Guaranteed)	825,000	864,052
Lower Ala Gas Dist Gas Proj Rev Series 2025 A, 5% 12/1/2033 (Equitable Financial Life Global Funding Guaranteed)	1,955,000	2,047,324
Southeast AL District Gas Supply Rev Series 2024A, 5% 4/1/2027 (Pacific Life Insurance Co Guaranteed)	2,500,000	2,534,326
Southeast Energy Auth Commodity Supply Rev Ala Series 2021 A, 4% tender 11/1/2051 (Goldman Sachs Group Inc/The Guaranteed) (b)	395,000	400,231
Southeast Energy Auth Commodity Supply Rev Ala Series 2023 A, 5% 7/1/2027	1,185,000	1,203,919
Southeast Energy Auth Commodity Supply Rev Ala Series 2023 A, 5.25% 7/1/2028	1,945,000	2,013,308
Southeast Energy Authority A Cooperative District 5% 1/1/2029 (Athene Annuity and Life Co Guaranteed)	1,310,000	1,331,207
Southeast Energy Authority A Cooperative District 5% 6/1/2030 (Athene Annuity and Life Co Guaranteed)	175,000	178,533
Southeast Energy Authority A Cooperative District 5% 7/1/2028 (Athene Annuity and Life Co Guaranteed)	1,250,000	1,267,560
Southeast Energy Authority A Cooperative District Series 2024C, 5% 11/1/2026 (Pacific Life Insurance Co Guaranteed)	395,000	397,691
Southeast Energy Authority A Cooperative District Series 2024C, 5% 11/1/2027 (Pacific Life Insurance Co Guaranteed)	895,000	915,964
Southeast Energy Authority A Cooperative District Series 2024C, 5% 11/1/2028 (Pacific Life Insurance Co Guaranteed)	1,000,000	1,035,500
Southeast Energy Authority A Cooperative District Series 2024C, 5% 11/1/2029 (Pacific Life Insurance Co Guaranteed)	1,000,000	1,045,448
Southeast Energy Authority A Cooperative District Series 2025A, 5% 6/1/2031 (Athene Annuity and Life Co Guaranteed)	325,000	331,975
Southeast Energy Authority A Cooperative District Series 2025A, 5% 6/1/2032 (Athene Annuity and Life Co Guaranteed)	825,000	842,781
Southeast Energy Authority A Cooperative District Series 2025D, 5% 9/1/2028 (New York Life Insurance Co Guaranteed)	930,000	964,161
Southeast Energy Authority A Cooperative District Series 2025D, 5% 9/1/2029 (New York Life Insurance Co Guaranteed)	685,000	719,524
Southeast Energy Authority A Cooperative District Series 2025D, 5% 9/1/2030 (New York Life Insurance Co Guaranteed)	690,000	732,984
Southeast Energy Authority A Cooperative District Series 2025E, 5% 10/1/2027 (JPMorgan Securities LLC Guaranteed)	3,550,000	3,640,816
Southeast Energy Authority A Cooperative District Series 2025E, 5% 10/1/2028 (JPMorgan Securities LLC Guaranteed)	2,600,000	2,711,891
Southeast Energy Authority A Cooperative District Series 2025E, 5% 10/1/2030 (JPMorgan Securities LLC Guaranteed)	4,525,000	4,845,447
TOTAL GENERAL OBLIGATIONS		97,864,020
Health Care - 0.1%
Health Care Auth For Bapt Hlth Ala Series 2013B, 2.95% 11/1/2042 VRDN (b)	2,346,000	2,346,000
Industrial Development - 0.2%
Decatur AL Indl Dev Brd Exempt (Nucor Corp Proj.) 1.85% 8/1/2036 VRDN (b)(c)	5,500,000	5,500,000
Other - 0.2%
Black Belt Energy Gas District 5% 11/1/2026	2,225,000	2,239,417
Black Belt Energy Gas District 5% 11/1/2029	4,500,000	4,697,150
TOTAL OTHER		6,936,567
Synthetics - 0.4%
Black Belt Energy Gas District Participating VRDN 1.87% 2/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (b)(d)	6,800,000	6,800,000
Black Belt Energy Gas District Participating VRDN 3.2% 2/1/2053 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	2,460,000	2,460,000
Southeast Energy Auth Commodity Supply Rev Ala Participating VRDN Series 2022 XM1062, 1.87% 1/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (b)(d)	1,600,000	1,600,000
TOTAL SYNTHETICS		10,860,000
Water & Sewer - 0.0%
Jefferson Cnty AL Swr Rev 5% 10/1/2026	445,000	448,108
Jefferson Cnty AL Swr Rev 5% 10/1/2027	410,000	421,477
TOTAL WATER & SEWER		869,585
TOTAL ALABAMA		129,854,743
Alaska - 0.1%
General Obligations - 0.1%
Alaska St Gen. Oblig. Series 2025 A, 5% 8/1/2026	840,000	843,176
Alaska St Gen. Oblig. Series 2025 A, 5% 8/1/2027	465,000	477,878
Alaska St Gen. Oblig. Series 2025 A, 5% 8/1/2028	185,000	194,496
TOTAL GENERAL OBLIGATIONS		1,515,550
Housing - 0.0%
Alaska Hsg Fin Corp Mtg Rev Series 2022A, 3% 6/1/2051	310,000	305,232
Other - 0.0%
Alaska Municipal Bond Bank Authority Series 2023 TWO, 5% 12/1/2026 (c)	510,000	514,620
Tobacco Bonds - 0.0%
Northern Tobacco Securitization AK 5% 6/1/2026	1,000,000	1,000,000
Transportation - 0.0%
Alaska Airport 5% 10/1/2028 (c)	1,000,000	1,046,210
TOTAL ALASKA		4,381,612
Arizona - 3.5%
Education - 0.1%
Northern Ariz Univ Ctfs Partn 5% 9/1/2026 (Assured Guaranty Inc Insured)	1,540,000	1,548,690
Electric Utilities - 0.1%
Maricopa Cnty AZ Pollution Ctl (Arizona Public Service Co Proj.) 1.77% 5/1/2029 VRDN (b)	3,300,000	3,300,000
Health Care - 0.1%
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2023 A 2, 5% tender 1/1/2053 (b)	2,120,000	2,194,499
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5% 8/1/2027	750,000	768,241
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5% 8/1/2028	700,000	732,441
TOTAL HEALTH CARE		3,695,181
Housing - 0.7%
Arizona St Indl Dev Auth Multifamily Hsg Rev 2.76% tender 7/1/2047 (b)	2,794,000	2,766,943
Arizona St Indl Dev Auth Multifamily Hsg Rev Series 2024, 5% tender 2/1/2058 (b)	3,000,000	3,013,474
Arizona St Indl Dev Auth Multifamily Hsg Rev Series 2024, 5% tender 3/1/2058 (b)	3,000,000	3,024,830
Phoenix AZ Indl Rev Auth Mfh Series 2025, 3.1% tender 2/1/2059 (b)	3,500,000	3,503,396
Pima Cnty AZ Ida Multifamily 2.71% tender 10/1/2059 (b)	8,015,000	7,952,621
TOTAL HOUSING		20,261,264
Industrial Development - 0.9%
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) 5% tender 9/1/2052 (b)(c)	11,300,000	11,438,965
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) Series 2007, 4.1% tender 12/1/2037 (b)(c)	3,025,000	3,061,359
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) Series FIRST 2022 1, 5% tender 9/1/2042 (b)(c)	7,400,000	7,489,612
Chandler AZ Indl Deve Auth Idr Series 2019, 4% tender 6/1/2049 (b)(c)	4,000,000	4,061,974
TOTAL INDUSTRIAL DEVELOPMENT		26,051,910
Resource Recovery - 1.2%
Phoenix Ariz Indl Dev Auth Solid Waste Disp Rev (Republic Services Inc Proj.) 2.95% tender 12/1/2035 (b)(c)	36,200,000	36,200,001
Synthetics - 0.4%
Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2023 MIZ9157, 1.8% 12/1/2063 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	1,500,000	1,500,000
Arizona Indl Dev Auth Participating VRDN Series 2023 XF3174, 1.85% 11/1/2041 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)	7,015,000	7,015,000
Salt River Proj AZ Agric & Pwr Participating VRDN Series 2025 1009, 1.65% 1/1/2055 (Liquidity Facility Barclays Bank PLC) (b)(d)	3,815,000	3,815,000
TOTAL SYNTHETICS		12,330,000
Water & Sewer - 0.0%
Phoenix Arizona Civic Imp Wtr Series 2014B, 5% 7/1/2027	400,000	401,393
TOTAL ARIZONA		103,788,439
Arkansas - 0.4%
Health Care - 0.0%
Pulaski Cnty AR Hosp Rev (Arkansas Childrens Hospital AR Proj.) Series 2026, 5% 3/1/2031 (i)	1,150,000	1,251,278
Housing - 0.1%
Arkansas St Dfa Sfmly Mtg Rev (AR Single Family Mortgage Proj.) Series 2026B, 2.875% tender 7/1/2057 (b)	3,000,000	2,997,571
Industrial Development - 0.3%
Blytheville AR Indl Dev Rev (Nucor Corp Proj.) 1.85% 6/1/2028 VRDN (b)(c)	400,000	400,000
Lowell Ark Indl Dev Rev Series 1996, 1.77% 6/1/2031 VRDN (b)(c)	5,800,000	5,800,000
TOTAL INDUSTRIAL DEVELOPMENT		6,200,000
TOTAL ARKANSAS		10,448,849
California - 4.6%
Education - 0.0%
California Stwd Cmnty Dev Auth Student Hsg Rev (Chf Irvine LLC Proj.) Series 2017, 5% 5/15/2027	405,000	412,261
California Stwd Cmnty Dev Auth Student Hsg Rev Series 2021, 5% 5/15/2029 (Build America Mutual Assurance Co Insured)	900,000	953,669
TOTAL EDUCATION		1,365,930
Electric Utilities - 0.2%
Los Angeles CA Wtr & Pwr Rev Series 2025 D, 5% 7/1/2028	1,000,000	1,043,638
Southern CA Pub Pwr Auth Proj Series 2025B, 3.7% tender 7/1/2040 (b)	3,000,000	3,003,824
Southern CA Pub Pwr Auth Southn Trans Sys Renewal Proj Rev (Southern Ca Pub Pwr Auth Proj.) Series 2025 2, 5% tender 7/1/2053 (b)	1,850,000	1,936,210
TOTAL ELECTRIC UTILITIES		5,983,672
General Obligations - 0.7%
California Community Choice Financing Authority 5% 9/1/2027 (Morgan Stanley Guaranteed)	1,100,000	1,123,918
California Community Choice Financing Authority Series 2023C, 5% 10/1/2026	625,000	627,508
California Community Choice Financing Authority Series 2025C, 5% 10/1/2028 (American General Life Insurance Co Guaranteed)	1,565,000	1,611,674
California Community Choice Financing Authority Series 2025C, 5% 10/1/2029 (American General Life Insurance Co Guaranteed)	1,250,000	1,298,413
California Community Choice Financing Authority Series 2025C, 5% 4/1/2030 (American General Life Insurance Co Guaranteed)	1,250,000	1,299,905
Los Angeles CA TRAN Series 2025, 5% 6/25/2026	9,000,000	9,013,965
Northern California Energy Authority Series 2024, 5% 8/1/2026	450,000	451,224
San Joaquin Valley Clean Energy Authority 5% 7/1/2028 (Goldman Sachs Group Inc/The Guaranteed)	1,000,000	1,031,359
San Joaquin Valley Clean Energy Authority 5% 7/1/2029 (Goldman Sachs Group Inc/The Guaranteed)	1,125,000	1,171,771
Southern CA Pub Pwr Auth Series 2024 A, 5% 9/1/2029 (American General Life Insurance Co Guaranteed)	650,000	674,633
State of California Gen. Oblig. 5% 10/1/2026	2,905,000	2,929,180
State of California Gen. Oblig. 5% 3/1/2028	65,000	65,124
TOTAL GENERAL OBLIGATIONS		21,298,674
Health Care - 0.4%
California Statewide Community Development Authority Rev 5% 10/1/2028 (f)	10,000,000	10,471,782
Housing - 0.5%
California Hsg Fin Agy Ltd Oblig Multifamily Hsg Rev Series 2023 ISSUE V, 5% tender 5/1/2054 (b)	5,000,000	5,024,683
California Hsg Fin Agy Ltd Oblig Multifamily Hsg Rev Series 2026 T, 2.9% tender 5/1/2056 (b)	4,809,000	4,803,445
California Mun Fin Auth Multifamily Hsg Rev Series 2026 A, 3.25% tender 6/1/2056 (b)	968,000	971,511
Los Angeles CA Multifamily Rev Series 2026D, 2.85% tender 5/1/2060 (b)	623,000	621,338
Los Angeles Cnty Calif Dev Auth Multifamily Hsg Rev (La County West La Va 156/157 Proj.) Series 2023C, 3.75% tender 12/1/2046 (b)	3,000,000	3,001,012
TOTAL HOUSING		14,421,989
Other - 0.1%
California Health Facs Fing Auth Rev 0% tender 6/2/2026 CP mode	4,000,000	4,000,207
California Infrastructure & Economic Development Bank (Los Angeles County Museum Of Art Proj.) 1.2% tender 12/1/2050 (b)	395,000	376,059
TOTAL OTHER		4,376,266
Resource Recovery - 1.6%
California Mun Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2021 B, 3.25% tender 7/1/2051 (b)(c)	500,000	499,977
California Mun Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2021A, 2.95% tender 7/1/2041 (b)(c)	3,800,000	3,796,217
California Mun Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2026A, 2.8% tender 3/1/2056 (b)(c)	1,700,000	1,699,689
California Mun Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2017 A, 3.45% tender 12/1/2044 (b)(c)	5,900,000	5,914,626
California Mun Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2020, 2.875% tender 10/1/2045 (b)(c)	14,540,000	14,540,001
California Mun Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2020B, 3.85% tender 11/1/2041 (b)(c)	5,000,000	5,000,000
California Mun Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2022A, 3.45% tender 10/1/2041 (b)(c)	3,700,000	3,724,940
California Pcf Solid Wst Disp (Republic Services Inc Proj.) Series 2017 A 2, 2.95% tender 11/1/2042 (b)(c)(f)	2,300,000	2,299,142
California Pcf Solid Wst Disp (Republic Services Inc Proj.) Series 2023, 2.875% tender 7/1/2043 (b)(c)(f)	2,900,000	2,897,577
California Pcf Solid Wst Disp (Waste Management Inc Del Proj.) Series B 2, 3.45% tender 11/1/2040 (b)(c)	3,100,000	3,107,076
TOTAL RESOURCE RECOVERY		43,479,245
Synthetics - 0.6%
California Community Choice Financing Authority Participating VRDN Series 2026 XL0727, 1.82% 4/1/2056 (Liquidity Facility Morgan Stanley Bank NA) (b)(d)	2,200,000	2,200,000
California Community Choice Financing Authority Participating VRDN Series 2026 XM1346, 2.63% 4/1/2056 (b)(d)	2,520,000	2,520,000
California Hsg Fin Agcy Ltd Obl Participating VRDN Series 2023 XF3127, 1.85% 6/1/2030 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)	1,500,000	1,500,000
California Statewide Cmntys Dev Auth Multi Fam Hsg Rev Participating VRDN Series 2025 MIZ9232, 1.85% 10/8/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)(e)	2,600,000	2,600,000
California Statewide Cmntys Dev Auth Multi Fam Hsg Rev Participating VRDN Series 2025 MIZ9233, 1.85% 12/1/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)(e)	7,310,000	7,310,000
Rib Floater Trust Various States Participating VRDN Series 2026 1006, 1.82% 11/1/2045 (Liquidity Facility Barclays Bank PLC) (b)(d)	1,000,000	1,000,000
San Jose CA Mf Hsg Participating VRDN Series 2025 CF7005, 1.69% 9/1/2048 (b)(d)	1,980,181	1,980,181
TOTAL SYNTHETICS		19,110,181
Transportation - 0.5%
Los Angeles CA Dept Arpts Rev 5% 5/15/2028 (c)	6,515,000	6,787,458
Los Angeles CA Dept Arpts Rev Series 2021 A, 5% 5/15/2027 (c)	1,300,000	1,327,618
Port Oakland Calif Rev Series 2017E, 5% 11/1/2026	3,910,000	3,944,578
Port Oakland Calif Rev Series 2021 H, 5% 5/1/2028 (c)	1,705,000	1,767,103
Sacramento Cnty CA Arpt Sys Rv Series 2025A, 5% 7/1/2029 (c)	1,100,000	1,165,463
TOTAL TRANSPORTATION		14,992,220
Water & Sewer - 0.0%
Castaic Lake Wtr Agy CA Ctfs Series 1999 A, 0% 8/1/2028 (Ambac Assurance Corp Insured) (g)	225,000	212,734
TOTAL CALIFORNIA		135,712,693
Colorado - 1.5%
Education - 0.0%
Colorado Edl & Cultural Fac Auth Rev (Mesivta Of Greater Los Angeles Proj.) 1.92% 6/1/2029, LOC Deutsche Bank AG VRDN (b)	375,000	375,000
Health Care - 0.6%
Colorado Health Facilities Authority (Advent Health Proj.) 5% tender 11/15/2049 (b)	905,000	914,077
Colorado Health Facilities Authority (Advent Health Proj.) Series A 1, 5% tender 11/15/2058 (b)	4,420,000	4,630,203
Colorado Health Facilities Authority (CommonSpirit Health Proj.) 5% 11/1/2026	400,000	403,271
Colorado Health Facilities Authority (Commonspirit Health Proj.) Series 2019 B 2, 5% tender 8/1/2049 (b)	340,000	340,277
Colorado Health Facilities Authority (Ihc Health Services Inc Proj.) Series 2022B, 5% tender 5/15/2062 (b)	2,155,000	2,164,842
Colorado Health Facilities Authority (Ihc Health Services Inc Proj.) Series 2022C, 5% tender 5/15/2062 (b)	7,000,000	7,328,347
TOTAL HEALTH CARE		15,781,017
Housing - 0.3%
Colorado Hsg & Fin Auth Multifamily Hsg Rev Series 2024, 3.5% tender 11/1/2043 (b)	9,090,000	9,093,762
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2019 F, 4.25% 11/1/2049	45,000	45,407
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2019 H, 4.25% 11/1/2049	30,000	30,338
Denver Colo City & Cnty Hsg Auth Multifamily Hsg Rev Series 2025A, 5% 6/1/2029	135,000	140,535
Maiker Hsg Partners Colo Multifamily Hsg Rev Series 2023, 2.75% tender 5/1/2042 (b)	1,100,000	1,099,940
TOTAL HOUSING		10,409,982
Other - 0.0%
Colorado Hsg & Fin Auth Multifamily Hsg Rev Series 2025, 3.375% tender 7/1/2044 (b)	1,145,000	1,150,501
Special Tax - 0.2%
Baseline Met Dist No 1 Spl Revcolo Series 2024A, 5% 12/1/2027 (Assured Guaranty Inc Insured)	1,000,000	1,032,418
Denver Colo Convention Ctr Hotel Auth Rev Series 2016, 5% 12/1/2026	1,500,000	1,512,255
Denver Colo Convention Ctr Hotel Auth Rev Series 2016, 5% 12/1/2027	400,000	403,274
Park Creek Met Dist Colo Ltd Ppty Tax Supported Rev Series 2025, 5% 12/1/2029 (Assured Guaranty Inc Insured)	1,000,000	1,072,280
Park Creek Met Dist Colo Ltd Ppty Tax Supported Rev Series 2025, 5% 12/1/2030 (Assured Guaranty Inc Insured)	800,000	871,469
Park Creek Met Dist Colo Ltd Ppty Tax Supported Rev Series 2025, 5% 12/1/2031 (Assured Guaranty Inc Insured)	800,000	883,115
TOTAL SPECIAL TAX		5,774,811
Synthetics - 0.1%
Denver CO City & Cnty Arpt Participating VRDN Series 2018 XM0715, 1.87% 12/1/2043 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)(d)	1,935,000	1,935,000
Transportation - 0.3%
Denver CO City & Cnty Arpt 5% 11/15/2026	800,000	808,386
Denver CO City & Cnty Arpt 5.25% 11/15/2026 (c)	775,000	783,889
Denver CO City & Cnty Arpt Series 2017 A, 5% 11/15/2030 (c)	2,530,000	2,600,826
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2027 (c)	2,315,000	2,387,876
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2028 (c)	400,000	419,238
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2029 (c)	185,000	193,806
Denver CO City & Cnty Arpt Series 2023B, 5% 11/15/2027 (c)	3,035,000	3,127,667
TOTAL TRANSPORTATION		10,321,688
TOTAL COLORADO		45,747,999
Connecticut - 0.6%
Education - 0.1%
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) Series 2010A 3, 2.95% tender 7/1/2049 (b)	1,000,000	1,002,864
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) Series 2017 B2, 3.2% tender 7/1/2037 (b)	2,575,000	2,575,378
TOTAL EDUCATION		3,578,242
General Obligations - 0.2%
Bridgeport CT Gen. Oblig. Series 2024 A, 5% 7/1/2027 (Build America Mutual Assurance Co Insured)	200,000	205,101
Bridgeport CT Gen. Oblig. Series 2024 A, 5% 7/1/2028 (Build America Mutual Assurance Co Insured)	1,250,000	1,309,025
Connecticut St Gen. Oblig. 4% 1/15/2029	1,750,000	1,808,596
New Haven CT Gen. Oblig. Series 2024, 5% 8/1/2028 (Assured Guaranty Inc Insured)	710,000	743,715
West Haven CT Gen. Oblig. BAN 4.25% 6/24/2026	1,025,000	1,025,582
West Haven CT Gen. Oblig. Series 2021, 4% 9/15/2026	255,000	255,647
TOTAL GENERAL OBLIGATIONS		5,347,666
Health Care - 0.0%
Connecticut St Health & Edl Facs Auth Revenue (Nuvance Health Proj.) Series 2019 A, 5% 7/1/2026	260,000	260,314
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 5% 7/1/2026	200,000	200,241
TOTAL HEALTH CARE		460,555
Housing - 0.3%
Norwalk Conn Hsg Auth Multifamily Hsg Rev Series 2024, 3.05% tender 9/1/2058 (b)	5,000,000	5,003,886
Other - 0.0%
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog Series 2025 SUB D 2, 3.1% tender 11/15/2064 (b)	1,225,000	1,225,543
Special Tax - 0.0%
Connecticut St Spl Tax Oblig Series 2018 B, 5% 10/1/2031	500,000	525,160
Connecticut St Spl Tax Oblig Series 2024 B, 5% 7/1/2028	605,000	634,573
TOTAL SPECIAL TAX		1,159,733
TOTAL CONNECTICUT		16,775,625
District Of Columbia - 0.6%
Education - 0.0%
District Columbia Rev Series 2017 A, 5% 7/1/2027	500,000	507,828
General Obligations - 0.4%
District Columbia 0% 8/6/2026, LOC Barclays Bank PLC CP	1,700,000	1,700,307
District Columbia Gen. Oblig. 1.72% 6/1/2051 VRDN (b)	9,000,000	9,000,000
TOTAL GENERAL OBLIGATIONS		10,700,307
Housing - 0.2%
District Columbia Hsg Fin Mult Series 2022, 2.875% tender 9/1/2041 (b)	2,750,000	2,748,171
District Columbia Hsg Fin Mult Series 2024, 3.65% tender 7/1/2028 (b)	1,790,000	1,802,836
District Columbia Hsg Fin Mult Series 2025A, 5% 3/1/2028	1,025,000	1,058,063
TOTAL HOUSING		5,609,070
Other - 0.0%
District of Columbia Housing Finance Agency Series 2025 B, 5% tender 3/1/2029 (b)	1,425,000	1,468,070
TOTAL DISTRICT OF COLUMBIA		18,285,275
District Of Columbia,Virginia - 0.5%
Transportation - 0.5%
Metropolitan Wash DC Arpts Ath 5% 10/1/2026 (c)	145,000	146,075
Metropolitan Wash DC Arpts Ath Series 2018 A, 5% 10/1/2026 (c)	325,000	327,410
Metropolitan Wash DC Arpts Ath Series 2018 A, 5% 10/1/2027 (c)	1,760,000	1,810,338
Metropolitan Wash DC Arpts Ath Series 2018 A, 5% 10/1/2028 (c)	1,005,000	1,051,209
Metropolitan Wash DC Arpts Ath Series 2019A, 5% 10/1/2027 (c)	1,785,000	1,836,054
Metropolitan Wash DC Arpts Ath Series 2021 A, 5% 10/1/2026 (c)	920,000	926,823
Metropolitan Wash DC Arpts Ath Series 2021 A, 5% 10/1/2028 (c)	700,000	732,185
Metropolitan Wash DC Arpts Ath Series 2023 A, 5% 10/1/2028 (c)	1,690,000	1,767,705
Metropolitan Wash DC Arpts Ath Series 2024A, 5% 10/1/2026 (c)	1,695,000	1,707,571
Metropolitan Wash DC Arpts Ath Series 2024A, 5% 10/1/2027 (c)	3,985,000	4,098,978
Metropolitan Wash DC Arpts Ath Series 2025A, 5% 10/1/2027 (c)	550,000	565,731
TOTAL DISTRICT OF COLUMBIA,VIRGINIA		14,970,079
Florida - 4.4%
Education - 0.0%
Florida Atlantic University Finance Corp Series 2024, 5% 7/1/2028	500,000	522,088
Florida Atlantic University Finance Corp Series 2024, 5% 7/1/2029	625,000	664,035
Volusia Cnty FL Edl Fac Ath Rv (Embry Riddle Aeronaut Univ, FL Proj.) 5% 10/15/2026	750,000	756,095
Volusia Cnty FL Edl Fac Ath Rv (Embry Riddle Aeronaut Univ, FL Proj.) 5% 10/15/2027	165,000	169,723
TOTAL EDUCATION		2,111,941
Electric Utilities - 0.1%
Florida St Mun Pwr Agy Rev (Fmpa St Lucie Project Proj.) Series 2021 A, 5% 10/1/2026	300,000	301,974
Florida St Mun Pwr Agy Rev Series 2016A, 5% 10/1/2028	1,405,000	1,415,531
Jacksonville FL Elec Auth Sys Rev Series 2017B, 5% 10/1/2027	885,000	910,900
TOTAL ELECTRIC UTILITIES		2,628,405
Escrowed/Pre-Refunded - 0.1%
Greater Orlando Aviation Auth Series 2016 A, 5% 10/1/2031 (Pre-refunded to 10/1/2026 at 100) (c)	625,000	629,424
Greater Orlando Aviation Auth Series 2016 A, 5% 10/1/2032 (Pre-refunded to 10/1/2026 at 100) (c)	500,000	503,539
Orange Cnty FL Health Facs Auth Rev 5% tender 11/15/2052 (b)	745,000	752,278
TOTAL ESCROWED/PRE-REFUNDED		1,885,241
General Obligations - 0.3%
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series 2022 A, 5% 7/1/2027	1,015,000	1,039,575
Broward County FL School District Series 2025, 5% 7/1/2028 (Assured Guaranty Inc Insured)	2,105,000	2,204,092
Duval Cnty FL Sch Brd Ctfs Part (Duval Cnty FL School Board Proj.) 5% 7/1/2029 (Assured Guaranty Inc Insured)	1,000,000	1,068,253
Flagler Cnty FL Sch Brd Ctfs Partn (Flagler Cnty Fla Sch Dist Proj.) Series 2024, 5% 8/1/2029 (Assured Guaranty Inc Insured)	2,000,000	2,126,066
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2026	65,000	65,511
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2027	55,000	56,719
Lake Cnty Fla Sch Brd Cop (Lake County FL School Board Proj.) Series 2025A, 5% 6/1/2028 (Assured Guaranty Inc Insured)	1,300,000	1,356,392
Palm Beach Cnty FL Sch Brd (Palm Beach Cnty FL Sch Dist Proj.) Series 2025A, 5% 8/1/2029	720,000	768,535
Seminole Cnty FL Sch Brd Ctfs (Seminole Cnty FL Sch Dist Proj.) 5% 7/1/2026	25,000	25,045
TOTAL GENERAL OBLIGATIONS		8,710,188
Health Care - 0.6%
Brevard Cnty FL Health Fac (Health First Inc Proj.) Series 2023 A, 5% 4/1/2028	325,000	336,728
City of Tampa FL (H Lee Moffitt Cancer Ctr Proj.) 5% 7/1/2026	175,000	175,279
City of Tampa FL (H Lee Moffitt Cancer Ctr Proj.) 5% 7/1/2027	150,000	153,323
Highlands County Health Facilities Authority (Advent Health Proj.) Series 2012I 5, 1.5% 11/15/2035 VRDN (b)	2,100,000	2,100,000
Highlands County Health Facilities Authority (Advent Health Proj.) Series 2025 C, 2.9% 11/15/2060 (Liquidity Facility PNC Bank NA) VRDN (b)	2,500,000	2,500,000
Jacksonville Fla Health Care Facs Rev (Baptist Medical Center, Fl Proj.) Series 2019 D, 1.61% 8/1/2036 VRDN (b)	180,000	180,000
Jacksonville Fla Health Care Facs Rev (Baptist Medical Center, Fl Proj.) Series 2019E, 1.61% 8/1/2036 VRDN (b)	690,000	690,000
Lakeland FL Hosp Sys Rev Series 2016, 5% 11/15/2026	1,500,000	1,513,675
Lee County Industrial Development Authority/FL (Lee Mem Health Sys Fl Hosp Rev Proj.) Series 2026A 2, 5% tender 4/1/2065 (b)	401,000	440,414
Miami Beach FL Hlth Facs Auth Hosp Rev (MT Sinai Hospital Proj.) Series 2026A, 5% 11/15/2029	1,505,000	1,606,832
Orange Cnty FL Health Facs Auth Rev (Advent Health Proj.) 5% tender 11/15/2052 (b)	5,370,000	5,422,523
Orange Cnty FL Health Facs Auth Rev (Orange County Health Facilities Authority Proj.) Series 2019B, 5% 10/1/2026	1,400,000	1,409,726
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 5% 8/15/2027	505,000	518,055
TOTAL HEALTH CARE		17,046,555
Housing - 0.4%
Fla Hsg Fin Corp Multifamily Mtg Rev (Brownsville Transit Vge Proj.) 3.35% tender 10/1/2027 (b)	2,250,000	2,253,986
Fla Hsg Fin Corp Multifamily Mtg Rev Series 2023 C, 3.08% tender 12/1/2026 (b)	4,000,000	4,000,000
Florida Hsg Fin Corp Mltfmy Rv Series 2024 E, 3.8% tender 6/1/2042 (b)	1,370,000	1,370,523
Lee Cnty FL Hsg Fin Auth Mfh Series 2025 B, 3.125% tender 10/1/2029 (b)	1,750,000	1,753,217
Miami Dade Cnty FL Hsg Fin Auth Multifamily Hsg Rev Series 2025B, 3.55% tender 3/1/2029 (b)	2,000,000	2,019,251
TOTAL HOUSING		11,396,977
Other - 0.2%
Fla Hsg Fin Corp Multifamily Mtg Rev Series 2025 S, 2.85% tender 10/1/2043 (b)	2,000,000	1,992,762
Miami Dade Cnty FL Hsg Fin Auth Multifamily Hsg Rev Series 2024, 3.4% tender 1/1/2045 (b)	5,000,000	5,021,025
TOTAL OTHER		7,013,787
Resource Recovery - 0.2%
Florida Dev Fin Corp Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2025A, 3.4% tender 9/1/2050 (b)(c)	2,035,000	2,043,972
Miami-Dade Cnty FL Ida Sld Waste Disp Rev (Waste Management Inc Del Proj.) Series 2018 B, 4% tender 11/1/2048 (b)(c)	3,800,000	3,802,944
TOTAL RESOURCE RECOVERY		5,846,916
Special Tax - 0.9%
County of Pasco FL Series 2023 A, 5.25% 9/1/2026 (Assured Guaranty Inc Insured)	275,000	276,617
Florida Ins Assistance Interlocal Agy Fla Ins Assmt Rev Series 2023 A2, 2.31% 9/1/2032 (Liquidity Facility Florida St) VRDN (b)	19,800,000	19,800,000
Monroe Cnty FL School Dist TAN Series 2025, 4% 6/30/2026	6,055,000	6,061,010
Southeast Overtown Park West Community Redevelopment Agency Series 2025 A, 5% 3/1/2028 (Assured Guaranty Inc Insured)	670,000	693,921
Southeast Overtown Park West Community Redevelopment Agency Series 2025B, 5% 3/1/2028 (Assured Guaranty Inc Insured)	745,000	771,598
TOTAL SPECIAL TAX		27,603,146
Synthetics - 0.8%
Cap Trust FL Landfill Participating VRDN Series 2025 YX1371, 3.1% 12/1/2044 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	1,400,000	1,400,000
Florida Dev Fin Corp Rev Participating VRDN 3.15% 7/1/2053 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	1,400,000	1,400,000
Florida Dev Fin Corp Rev Participating VRDN Series 2024 XF1704, 1.77% 7/1/2053 (Liquidity Facility Wells Fargo Bank NA) (b)(c)(d)	3,610,000	3,610,000
Greater Orlando Aviation Auth Participating VRDN 3.03% 10/1/2036 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	2,390,000	2,390,000
Miami Dade County Hsg Multi Fam Hsg Rev Participating VRDN Series 2022 MIZ9087, 1.8% 11/1/2061 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	920,000	920,000
Miami-Dade Cnty FL Aviat Rev Participating VRDN Series 2025 CF7044, 1.72% 10/1/2040 (Liquidity Facility Citibank NA) (b)(c)(d)	6,000,000	6,000,000
Orlando Health Participating VRDN Series 2022 026, 1.82% 10/1/2044 (Liquidity Facility Barclays Bank PLC) (b)(d)	495,000	495,000
Palm Beach Cnty FL Health Facs Participating VRDN Series 2023 003, 1.92% 10/1/2054 (Liquidity Facility Barclays Bank PLC) (b)(d)	3,395,000	3,395,000
Tender Opt Bd Tr Rcpts / Ctfs Var Sts Participating VRDN Series 2026 XG0636, 3.05% 1/1/2065 (Liquidity Facility Barclays Bank PLC) (b)(d)	4,360,000	4,360,000
TOTAL SYNTHETICS		23,970,000
Transportation - 0.8%
Broward Cnty FL Arpt Sys Rev Series 2019 A, 5% 10/1/2026 (c)	1,000,000	1,006,277
Broward Cnty FL Arpt Sys Rev Series 2019 A, 5% 10/1/2027 (c)	1,250,000	1,282,605
Greater Orlando Aviation Auth Series 2016 A, 5% 10/1/2027 (Pre-refunded to 10/1/2026 at 100) (c)	500,000	503,539
Greater Orlando Aviation Auth Series 2016 A, 5% 10/1/2029 (Pre-refunded to 10/1/2026 at 100) (c)	500,000	503,539
Greater Orlando Aviation Auth Series 2016 A, 5% 10/1/2030 (Pre-refunded to 10/1/2026 at 100) (c)	1,000,000	1,007,078
Greater Orlando Aviation Auth Series 2016 A, 5% 10/1/2033 (Pre-refunded to 10/1/2026 at 100) (c)	1,000,000	1,007,078
Greater Orlando Aviation Auth Series 2016 A, 5% 10/1/2034 (Pre-refunded to 10/1/2026 at 100) (c)	1,000,000	1,007,078
Greater Orlando Aviation Auth Series 2016 A, 5% 10/1/2035 (Pre-refunded to 10/1/2026 at 100) (c)	1,000,000	1,007,078
Greater Orlando Aviation Auth Series 2017A, 5% 10/1/2026 (c)	10,000	10,071
Greater Orlando Aviation Auth Series 2019 A, 5% 10/1/2028 (c)	3,400,000	3,553,197
Hillsborough Cnty FL Aviation (Tampa International Airport Proj.) Series 2022A, 5% 10/1/2027 (c)	535,000	549,451
Lee Cnty FL Airport 5% 10/1/2027 (c)	1,450,000	1,488,398
Lee Cnty FL Airport 5% tender 10/1/2056 (b)(c)	125,000	134,125
Miami-Dade Cnty FL Aviat Rev Series 2024 A, 5% 10/1/2028 (c)	4,100,000	4,284,738
Miami-Dade Cnty FL Seaport Rev 5% 10/1/2027 (c)	2,625,000	2,683,775
Palm Beach Cnty FL Arpt Sys Series 2024 B, 5% 10/1/2026 (c)	105,000	105,659
Palm Beach Cnty FL Arpt Sys Series 2024 B, 5% 10/1/2027 (c)	2,100,000	2,154,777
Palm Beach Cnty FL Arpt Sys Series 2024 B, 5% 10/1/2028 (c)	1,250,000	1,307,762
TOTAL TRANSPORTATION		23,596,225
TOTAL FLORIDA		131,809,381
Georgia - 3.6%
Electric Utilities - 1.1%
Appling Cnty GA Dev Auth Pcr (Oglethorpe Pwr Corp Proj.) 1.55% 1/1/2038 VRDN (b)	12,390,000	12,390,000
Bartow Cnty GA Dev Auth Pollution Cont Rev (Georgia Power Co Proj.) Series FIRST 2013, 2.9% tender 8/1/2043 (b)	1,200,000	1,197,120
Bartow Cnty GA Dev Auth Solid Waste Disp Fac Rev (Georgia Power Co Proj.) 2.93% 11/1/2062 VRDN (b)(c)	1,250,000	1,250,000
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series 2013 FIRST, 3.375% tender 11/1/2053 (b)	1,385,000	1,390,583
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIFTH 1994, 3.7% tender 10/1/2032 (b)	1,165,000	1,183,846
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIRST 2008, 3.35% tender 11/1/2048 (b)	6,000,000	6,073,505
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FOURTH 1994, 3% tender 10/1/2032 (b)	1,525,000	1,530,638
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FOURTH 1995, 3% tender 10/1/2032 (b)	1,000,000	1,003,697
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series NINTH 1994, 3% tender 10/1/2032 (b)	1,315,000	1,319,862
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series SECOND 1994, 3% tender 10/1/2032 (b)	355,000	356,312
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series SECOND 2012, 3.3% tender 12/1/2049 (b)	2,000,000	2,019,601
Georgia Mun Elec Auth Pwr Rev 5% 11/1/2026	870,000	878,675
Georgia Mun Elec Auth Pwr Rev 5% 7/1/2026 (Assured Guaranty Inc Insured)	310,000	310,613
Georgia Mun Elec Auth Pwr Rev 5% 7/1/2026 (Assured Guaranty Inc Insured)	300,000	300,592
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2027	420,000	425,913
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2028	375,000	389,524
Monroe Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIRST 2008, 3.35% tender 11/1/2048 (b)	610,000	617,033
Monroe Cnty GA Dev Auth Pcr (Oglethorpe Pwr Corp Proj.) Series 2013A, 3.6% tender 1/1/2039 (b)	565,000	573,088
TOTAL ELECTRIC UTILITIES		33,210,602
General Obligations - 1.6%
Main Street Natural Gas Inc 4% 12/1/2026 (Citigroup Inc Guaranteed)	2,200,000	2,207,817
Main Street Natural Gas Inc 4% 12/1/2027 (Citigroup Inc Guaranteed)	3,235,000	3,264,596
Main Street Natural Gas Inc 4% tender 5/1/2052 (Citigroup Inc Guaranteed) (b)	2,380,000	2,411,256
Main Street Natural Gas Inc 4% tender 7/1/2052 (Royal Bank of Canada Guaranteed) (b)	2,730,000	2,763,838
Main Street Natural Gas Inc 5% 12/1/2027 (Toronto Dominion Bank Guaranteed)	1,000,000	1,023,804
Main Street Natural Gas Inc 5% 12/1/2028 (Toronto Dominion Bank Guaranteed)	1,420,000	1,474,113
Main Street Natural Gas Inc 5% 6/1/2026 (Citigroup Inc Guaranteed)	2,100,000	2,100,000
Main Street Natural Gas Inc 5% 6/1/2026 (Toronto Dominion Bank Guaranteed)	700,000	700,000
Main Street Natural Gas Inc 5% 6/1/2030 (Toronto Dominion Bank Guaranteed)	250,000	263,564
Main Street Natural Gas Inc 5% tender 6/1/2053 (Citigroup Inc Guaranteed) (b)	480,000	503,311
Main Street Natural Gas Inc 5% tender 6/1/2055 (Toronto Dominion Bank Guaranteed) (b)	1,115,000	1,197,995
Main Street Natural Gas Inc Series 2019 C, 4% tender 3/1/2050 (Citigroup Inc Guaranteed) (b)	4,055,000	4,062,262
Main Street Natural Gas Inc Series 2022 C, 4% tender 8/1/2052 (b)(f)	12,050,000	12,073,182
Main Street Natural Gas Inc Series 2022A, 4% 12/1/2026 (Citigroup Inc Guaranteed)	245,000	245,833
Main Street Natural Gas Inc Series 2022B, 5% 6/1/2026 (Citigroup Inc Guaranteed)	800,000	800,000
Main Street Natural Gas Inc Series 2022B, 5% tender 12/1/2052 (Citigroup Inc Guaranteed) (b)	1,300,000	1,353,507
Main Street Natural Gas Inc Series 2023B, 5% tender 7/1/2053 (Royal Bank of Canada Guaranteed) (b)	1,220,000	1,288,105
Main Street Natural Gas Inc Series 2023D, 5% 12/1/2026 (Citigroup Inc Guaranteed)	620,000	625,314
Main Street Natural Gas Inc Series 2023D, 5% 12/1/2027 (Citigroup Inc Guaranteed)	1,700,000	1,740,217
Main Street Natural Gas Inc Series 2023D, 5% 12/1/2028 (Citigroup Inc Guaranteed)	1,850,000	1,915,108
Main Street Natural Gas Inc Series 2024 A 1, 5% 3/1/2028 (Royal Bank of Canada Guaranteed)	1,025,000	1,055,022
Main Street Natural Gas Inc Series 2024 A 1, 5% 9/1/2026 (Royal Bank of Canada Guaranteed)	550,000	552,551
Main Street Natural Gas Inc Series 2024 A 1, 5% 9/1/2028 (Royal Bank of Canada Guaranteed)	900,000	932,663
Main Street Natural Gas Inc Series 2024 A 1, 5% tender 5/1/2054 (Royal Bank of Canada Guaranteed) (b)	310,000	332,766
Main Street Natural Gas Inc Series 2024B, 5% 9/1/2026 (Royal Bank of Canada Guaranteed)	275,000	276,275
Main Street Natural Gas Inc Series 2024C, 5% 12/1/2026 (Citigroup Inc Guaranteed)	875,000	882,500
Main Street Natural Gas Inc Series 2024D, 5% tender 4/1/2054 (Toronto Dominion Bank Guaranteed) (b)	1,000,000	1,063,307
TOTAL GENERAL OBLIGATIONS		47,108,906
Health Care - 0.2%
Cobb Cnty GA Kennestone Hosp (Wellstar Health System Inc Proj.) Series 2025 A, 1.57% 4/1/2047, LOC Bank of America NA VRDN (b)	4,850,000	4,850,000
Housing - 0.3%
Atlanta GA Urban Resdtl Fin Auth Mf Hsg Rev (North Block Assoc Proj.) 3.4% tender 2/1/2029 (b)	2,500,000	2,510,719
Atlanta GA Urban Resdtl Fin Auth Mf Hsg Rev Series 2025, 3.15% tender 12/1/2029 (b)	3,602,000	3,610,291
Decatur GA Hsg Auth Multifamily Hsg Rev Series 2025, 3.6% tender 8/1/2028 (b)	1,225,000	1,232,375
Warner Robins GA Hsg Auth Multifamily Rev Series 2024, 5% tender 2/1/2029 (b)	2,500,000	2,580,916
TOTAL HOUSING		9,934,301
Other - 0.1%
Columbia GA Hsg Au Mlti Fam Rv 5% tender 4/1/2028 (b)	1,250,000	1,269,769
Fulton Cnty GA Dev Auth Rev Series 2025, 5% 6/1/2027	750,000	767,151
TOTAL OTHER		2,036,920
Special Tax - 0.1%
Metro Atlanta Rapid Tran Sales 2.4% 7/7/2026 (Liquidity Facility JPMorgan Chase Bank NA) CP	2,000,000	1,999,757
Synthetics - 0.0%
Buford Hsg Auth Multi Fam Participating VRDN Series 2023 XF3118, 1.85% 3/1/2041 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)	1,600,000	1,600,000
Transportation - 0.2%
Atlanta GA Arpt Rev Series 2023G, 5% 7/1/2027 (c)	2,045,000	2,091,424
Atlanta GA Arpt Rev Series 2025B B 1, 5% 7/1/2029 (c)	3,655,000	3,873,623
TOTAL TRANSPORTATION		5,965,047
TOTAL GEORGIA		106,705,533
Hawaii - 0.4%
General Obligations - 0.2%
Hawaii St Gen. Oblig. Series 2016 FB, 4% 4/1/2029	6,000,000	6,006,800
Honolulu HI City & Cnty Gen. Oblig. Series 2022 A, 5% 11/1/2026	815,000	822,772
TOTAL GENERAL OBLIGATIONS		6,829,572
Housing - 0.2%
Hawaii St Hsg Fin & Dev Corp Multifamily Rev 3.3% tender 12/1/2029 (b)	4,205,000	4,225,369
Honolulu HI City & Cnty Mfr Series 2023, 5% tender 6/1/2027 (b)	2,080,000	2,080,000
TOTAL HOUSING		6,305,369
TOTAL HAWAII		13,134,941
Idaho - 0.2%
Health Care - 0.1%
Idaho Health Facilities Authority (Trinity Health Proj.) Series 2013ID, 2.45% tender 12/1/2048 (b)	2,000,000	2,000,000
Idaho Health Facs Auth Rev (St Lukes Regional Med Ctr, ID Proj.) Series 2021 A, 5% 3/1/2032	505,000	552,963
TOTAL HEALTH CARE		2,552,963
Housing - 0.1%
Idaho Hsg & Fin Assn (ID Single Family Hsg 7/1/19 Proj.) Series 2019 A, 4% 1/1/2050	20,000	20,110
Idaho Hsg & Fin Assn Multifamily Hsg Rev 3.35% tender 6/10/2050 (b)	2,500,000	2,513,961
TOTAL HOUSING		2,534,071
TOTAL IDAHO		5,087,034
Illinois - 4.0%
Education - 0.3%
Illinois Fin Auth Rev (Bradley University Proj.) Series 2017 C, 5% 8/1/2026	35,000	35,088
Illinois Fin Auth Rev 2.5% 10/5/2026 CP	4,900,000	4,898,986
Illinois Fin Auth Rev 2.55% 9/17/2026 CP	3,000,000	3,000,431
TOTAL EDUCATION		7,934,505
Escrowed/Pre-Refunded - 0.1%
Metropolitan Pier & Expo Auth Hosp Facs Rev 7% 7/1/2026 (Escrowed to Maturity)	575,000	576,889
Railsplitter Tobacco Settlement Auth Settlement Rev Series 2017, 5% 6/1/2026 (Escrowed to Maturity)	940,000	940,000
Railsplitter Tobacco Settlement Auth Settlement Rev Series 2017, 5% 6/1/2027 (Pre-refunded to 6/1/2026 at 100)	2,385,000	2,385,000
TOTAL ESCROWED/PRE-REFUNDED		3,901,889
General Obligations - 1.6%
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2026 (Assured Guaranty Inc Insured)	2,000,000	2,018,713
Chicago IL Brd Ed Series 2025 B, 5.25% 12/1/2031	650,000	678,645
Chicago IL Brd Ed Series 2025C, 5.25% 12/1/2028	1,000,000	1,025,810
Chicago IL Gen. Oblig. Series 2020A, 5% 1/1/2027	3,600,000	3,624,833
Chicago IL Gen. Oblig. Series 2021 B, 4% 1/1/2030	1,652,000	1,651,136
Chicago IL Met Water Recl Dist Gen. Oblig. Series A, 5% 12/1/2027	3,320,000	3,356,985
Cook Cnty IL Gen. Oblig. 5% 11/15/2026	1,200,000	1,211,213
Cook Cnty IL Gen. Oblig. Series 2016 A, 5% 11/15/2026	1,620,000	1,636,612
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2026	235,000	236,354
Illinois St Gen. Oblig. 5% 2/1/2027	3,380,000	3,428,093
Illinois St Gen. Oblig. Series 2016, 5% 1/1/2030	3,000,000	3,004,478
Illinois St Gen. Oblig. Series 2017C, 5% 11/1/2029	1,000,000	1,030,015
Illinois St Gen. Oblig. Series 2017D, 3.25% 11/1/2026	4,910,000	4,918,245
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2026	1,755,000	1,770,565
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2027	1,175,000	1,210,179
Illinois St Gen. Oblig. Series MARCH 2021 C, 4% 3/1/2028	2,300,000	2,339,646
Illinois St Gen. Oblig. Series MAY 2023 C, 5% 5/1/2029	1,005,000	1,064,305
Illinois St Gen. Oblig. Series MAY 2023D, 5% 7/1/2026	5,000,000	5,008,586
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2027	2,920,000	2,977,014
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2028	625,000	650,106
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2029	1,000,000	1,059,010
Illinois St Gen. Oblig. Series OCT 2020 B, 5% 10/1/2028	1,030,000	1,079,670
Kane Cook & DuPage Cntys IL Sch Dist Series 2024, 5% 1/1/2027	500,000	506,456
Kane Cook & DuPage Cntys IL Sch Dist Series 2024, 5% 1/1/2030	550,000	592,378
Kane McHenry Cook & DuPage Cntys IL Sch Dist Series 2015, 5% 1/1/2027	395,000	395,484
TOTAL GENERAL OBLIGATIONS		46,474,531
Health Care - 0.3%
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2015 A, 5% 11/15/2026	95,000	95,130
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2016, 5% 5/15/2027	140,000	140,187
Illinois Finance Authority Rev (Northwestern Memorial Hosp,Il Proj.) Series 2021 B, 2.75% 7/15/2055 (Liquidity Facility Royal Bank of Canada) VRDN (b)	200,000	200,000
Illinois Finance Authority Rev (Osf Healthcare System Proj.) Series 2020 B 2, 5% tender 5/15/2050 (b)	3,000,000	3,002,245
Illinois Finance Authority Rev (University Of Chicago Hosps,Il Proj.) 5% tender 8/15/2052 (b)	5,035,000	5,127,896
TOTAL HEALTH CARE		8,565,458
Housing - 0.0%
Illinois Housing Dev Auth (IL Homeowner Mortgage Proj.) Series C, 2.9% 8/1/2031	40,000	39,056
Other - 0.1%
Illinois Fin Auth Rev Series 2019, U.S. SOFR Index + 1.2%, 3.691% tender 11/1/2034 (b)(h)	1,935,000	1,940,457
Illinois Finance Authority 0% 10/6/2026 CP	1,000,000	999,793
Illinois Finance Authority 0% 9/10/2026 CP	2,000,000	2,000,269
TOTAL OTHER		4,940,519
Special Tax - 0.2%
Cook Cnty Ill Sales Tax Rev Series 2024, 5% 11/15/2027	500,000	516,715
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2029 (National Public Finance Guarantee Corporation Insured) (g)	575,000	512,748
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2029 (National Public Finance Guarantee Corporation Insured) (g)	1,000,000	906,735
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 5% 12/15/2028	1,000,000	1,027,785
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 5% 6/15/2029	1,675,000	1,718,767
TOTAL SPECIAL TAX		4,682,750
Synthetics - 0.1%
Chicago IL O'Hare Intl Arpt Rev Participating VRDN Series 2023 XF1457, 3.15% 1/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	1,385,000	1,385,000
Chicago IL O'Hare Intl Arpt Rev Participating VRDN Series 2025 XF8113, 3.07% 1/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	1,000,000	1,000,000
Illinois Fin Auth Lease Rev Participating VRDN Series 2024 MIZ9167, 3% 5/15/2034 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)	2,000,000	2,000,000
TOTAL SYNTHETICS		4,385,000
Transportation - 1.1%
Chicago IL Midway Arpt Rev Series 2023 C, 5% 1/1/2027 (c)	1,595,000	1,614,200
Chicago IL Midway Arpt Rev Series 2023 C, 5% 1/1/2029 (c)	2,500,000	2,608,047
Chicago IL Midway Arpt Rev Series 2024A, 5% 1/1/2027 (c)	2,500,000	2,530,096
Chicago IL Midway Arpt Rev Series 2025 A, 5% 1/1/2027 (c)	1,815,000	1,836,850
Chicago IL Midway Arpt Rev Series 2025 A, 5% 1/1/2028 (c)	2,150,000	2,221,395
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2027 (c)	7,500,000	7,590,287
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2027 (c)	85,000	86,023
Chicago IL O'Hare Intl Arpt Rev Series 2024C, 5% 1/1/2028 (c)	6,580,000	6,803,679
Chicago IL Tran Auth Cap Grnt Rcpts Rev Series 5307, 5% 6/1/2026	2,140,000	2,140,000
Chicago IL Tran Auth Cap Grnt Rcpts Rev Series 5337, 5% 6/1/2026	2,750,000	2,750,000
TOTAL TRANSPORTATION		30,180,577
Water & Sewer - 0.2%
Chicago IL Wastewater Transmission Rev Series 2024B, 5% 1/1/2030 (Build America Mutual Assurance Co Insured)	1,825,000	1,955,297
Illinois Fin Auth Wtr Fac Rev 3.875% tender 5/1/2040 (b)	1,500,000	1,523,305
Illinois Finance Authority Rev (IL Wtr State Rev Fund Proj.) 5% 1/1/2027	1,275,000	1,293,247
Illinois Finance Authority Rev (IL Wtr State Rev Fund Proj.) 5% 1/1/2028	465,000	483,304
Illinois Finance Authority Rev (IL Wtr State Rev Fund Proj.) 5% 7/1/2029	2,000,000	2,139,998
TOTAL WATER & SEWER		7,395,151
TOTAL ILLINOIS		118,499,436
Indiana - 2.0%
Education - 0.1%
Indiana Univ Revs 2.42% 6/24/2026 CP	1,592,000	1,591,924
Electric Utilities - 0.3%
Indiana Mun Pwr Agy Pwr Supply Series 2025A, 5% 1/1/2027 (Assured Guaranty Inc Insured)	4,000,000	4,053,977
Rockport Ind Pollution Ctl Rev (Indiana Michigan Power Co Proj.) Series 2025 A, 3.7% tender 6/1/2047 (b)	5,120,000	5,219,976
TOTAL ELECTRIC UTILITIES		9,273,953
General Obligations - 0.1%
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5% 1/15/2029 (Build America Mutual Assurance Co Insured)	450,000	474,925
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5% 7/15/2027 (Build America Mutual Assurance Co Insured)	500,000	511,476
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5% 7/15/2028 (Build America Mutual Assurance Co Insured)	1,175,000	1,228,356
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5% 7/15/2029 (Build America Mutual Assurance Co Insured)	600,000	639,043
TOTAL GENERAL OBLIGATIONS		2,853,800
Health Care - 0.2%
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 5% 3/1/2027	230,000	233,289
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 5% 3/1/2028	340,000	350,474
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 5% 3/1/2029	380,000	398,006
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 5% 3/1/2030	500,000	531,249
Indiana Fin Auth Health Sys Rev (Indiana University Health Proj.) Series 2023B1, 5% tender 10/1/2062 (b)	4,880,000	5,069,709
Indiana St Fin Auth Rev (Community Foundation of Northwest Indiana Inc Proj.) 5% 9/1/2026	205,000	206,042
TOTAL HEALTH CARE		6,788,769
Housing - 0.0%
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) 3% 1/1/2052	600,000	588,646
Industrial Development - 0.8%
Whiting Ind Environmental Facs (Bp Products North America Inc Proj.) Series 2019A, 5% tender 12/1/2044 (BP PLC Guaranteed) (b)(c)	20,985,000	20,989,380
Lease Revenue - 0.2%
Fort Wayne IN Redev Auth Lease Rent Rev Series 2022, 4% 8/1/2026	895,000	896,716
Indiana St Fin Auth Rev Series 2025A, 5% 2/1/2030	5,000,000	5,357,981
TOTAL LEASE REVENUE		6,254,697
Resource Recovery - 0.2%
Indiana St Dev Fin Au Sol Wst (Waste Management Inc Del Proj.) 4.6% tender 10/1/2031 (b)(c)	5,000,000	5,026,582
Indiana St Fin Auth Economic Dev Rev (Republic Services Inc Proj.) Series 2010A, 2.9% tender 5/1/2028 (b)(c)	1,300,000	1,300,000
Indiana St Fin Auth Economic Dev Rev (Republic Services Inc Proj.) Series 2012, 2.9% tender 5/1/2028 (b)(c)	500,000	500,000
TOTAL RESOURCE RECOVERY		6,826,582
Special Tax - 0.1%
Indianapolis IN Local PIB Bank Lo Income Tax Rev (Indianapolis Pub Trans Corp Proj.) Series 2025 A, 5% 1/15/2030	175,000	188,645
Indianapolis IN Local PIB Bank Lo Income Tax Rev (Indianapolis Pub Trans Corp Proj.) Series 2025 A, 5% 7/15/2028	275,000	288,184
Indianapolis IN Local PIB Bank Lo Income Tax Rev (Indianapolis Pub Trans Corp Proj.) Series 2025 A, 5% 7/15/2029	475,000	508,113
Indianapolis IN Local PIB Bank Lo Income Tax Rev (Indianapolis Pub Trans Corp Proj.) Series 2025 A, 5% 7/15/2030	275,000	298,441
Wayne Twp IN Maron CO Schbld C Series 2025B, 5% 7/15/2026	1,160,000	1,162,798
TOTAL SPECIAL TAX		2,446,181
Transportation - 0.0%
Indianapolis Local Public Improvement Bond Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2023I 2, 5% 1/1/2027 (c)	760,000	768,575
TOTAL INDIANA		58,382,507
Iowa - 0.4%
General Obligations - 0.3%
Pefa Inc Iowa Gas Proj Rev Series 2019, 5% tender 9/1/2049 (Goldman Sachs Group Inc/The Guaranteed) (b)	7,000,000	7,038,597
Pefa Inc Iowa Gas Proj Rev Series 2026A, 5% 4/1/2027 (MassMutual Global Funding II Guaranteed) (i)	130,000	131,608
Pefa Inc Iowa Gas Proj Rev Series 2026A, 5% 4/1/2028 (MassMutual Global Funding II Guaranteed) (i)	645,000	662,173
Pefa Inc Iowa Gas Proj Rev Series 2026A, 5% 4/1/2029 (MassMutual Global Funding II Guaranteed) (i)	670,000	695,753
Pefa Inc Iowa Gas Proj Rev Series 2026A, 5% 4/1/2030 (MassMutual Global Funding II Guaranteed) (i)	180,000	188,738
TOTAL GENERAL OBLIGATIONS		8,716,869
Other - 0.1%
Iowa Fin Auth Single Family Mtg Rev Series 2020 E, 1.57% 7/1/2049 VRDN (b)	2,050,000	2,050,000
TOTAL IOWA		10,766,869
Kansas - 0.7%
Electric Utilities - 0.2%
Burlington Kans Envr Imprv Rev (Evergy Kansas Metro Proj.) 1.72% 9/1/2035 VRDN (b)	5,000,000	5,000,000
Health Care - 0.0%
Kansas St Dev Fin Auth Hosp Rev 5% tender 11/15/2054 (b)	1,465,000	1,539,986
Housing - 0.1%
Kansas St Dev Fin Auth Multifamily Hsg Rev (Seasons Proj.) Series 2025F, 2.95% tender 9/1/2059 (b)	2,610,000	2,604,040
Shawnee Cnty KS Mf Hsg Revenue Series 2025 A, 3.75% tender 5/1/2059 (b)	1,700,000	1,710,191
TOTAL HOUSING		4,314,231
Other - 0.4%
Manhattan KS 5% 6/15/2028 (Build America Mutual Assurance Co Insured)	6,000,000	6,008,412
Park City Kans Gen. Oblig. Series 2024 1, 3.625% 10/1/2027	5,000,000	5,001,669
TOTAL OTHER		11,010,081
TOTAL KANSAS		21,864,298
Kentucky - 2.2%
Education - 0.2%
Kentucky Higher Ed Student Ln Corp Student Ln Rev (Federal Family Education Loan Program Proj.) Series 2023 1A 1, 1.76% 6/1/2043, LOC Bank of America NA VRDN (b)(c)	6,500,000	6,500,000
Electric Utilities - 0.3%
Carroll Cnty KY Pollution Ctl Rev (Kentucky Utilities Co Proj.) Series 2016 A, 1.55% tender 9/1/2042 (b)	500,000	496,655
Trimble Cnty KY Environmental Facs Rev (Kentucky Utilities Co Proj.) 4.7% tender 6/1/2054 (b)(c)	8,980,000	9,018,239
TOTAL ELECTRIC UTILITIES		9,514,894
General Obligations - 0.4%
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2019C 1, 4% tender 2/1/2050 (Morgan Stanley Guaranteed) (b)	8,000,000	8,094,074
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2024A, 5% 7/1/2026 (Goldman Sachs Group Inc/The Guaranteed)	500,000	500,700
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2024A, 5% 7/1/2027 (Goldman Sachs Group Inc/The Guaranteed)	575,000	584,733
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2024B, 5% 2/1/2027	365,000	368,613
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2024B, 5% 8/1/2026	250,000	250,620
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2025A, 5.25% tender 6/1/2055 (Morgan Stanley Guaranteed) (b)	1,000,000	1,056,516
TOTAL GENERAL OBLIGATIONS		10,855,256
Health Care - 0.3%
Kentucky Econ Dev Fin Auth (Commonspirit Health Proj.) 1.4% 5/1/2034 VRDN (b)	4,280,000	4,280,000
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% tender 10/1/2047 (b)	2,015,000	2,027,284
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) Series 2023 A, 5% 10/1/2026	700,000	704,769
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) Series 2023 A, 5% 10/1/2027	1,700,000	1,747,946
TOTAL HEALTH CARE		8,759,999
Industrial Development - 0.5%
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2020 A 1, 3.2% 7/1/2060 VRDN (b)(c)	6,820,000	6,820,000
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2020 B 1, 3.2% 7/1/2060 VRDN (b)(c)	7,000,000	7,000,000
TOTAL INDUSTRIAL DEVELOPMENT		13,820,000
Resource Recovery - 0.0%
Kentucky Economic Dev Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2010B, 2.55% tender 5/1/2028 (b)	300,000	299,999
Water & Sewer - 0.5%
Rural Wtr Fing Agy KY Pub Projs Rev Series 2024A, 3.7% 5/1/2027	5,000,000	5,000,429
Rural Wtr Fing Agy KY Pub Projs Rev Series 2024B, 3.05% 5/1/2027	5,000,000	4,999,963
Rural Wtr Fing Agy KY Pub Projs Rev Series 2025A, 2.75% 5/1/2028	5,000,000	4,943,090
TOTAL WATER & SEWER		14,943,482
TOTAL KENTUCKY		64,693,630
Louisiana - 1.4%
Health Care - 0.3%
Louisiana Pub Fac Auth Hsp Rev (Louisiana Childrens Medical Center Proj.) Series 2017B, 1.59% 9/1/2057, LOC TD Bank NA VRDN (b)	9,600,000	9,600,000
Housing - 0.2%
Louisiana Housing Corp Series 2025, 3.15% tender 4/1/2030 (b)	6,000,000	5,996,171
Louisiana Hsg Corp Single Family Mtg Rev (LA Home Ownership Proj.) 5.75% 12/1/2053	160,000	172,457
TOTAL HOUSING		6,168,628
Industrial Development - 0.7%
St James Parish LA Rev (Nucor Corp Proj.) 1.82% 11/1/2040 VRDN (b)	9,600,000	9,600,000
St John Baptist Parish LA Rev (Conocophillips Inc Proj.) 4.05% tender 6/1/2037 (b)	4,145,000	4,147,750
St John Baptist Parish LA Rev (Conocophillips Inc Proj.) Series 2017B 2, 2.375% tender 6/1/2037 (b)	2,955,000	2,952,778
St John Baptist Parish LA Rev Series 2017 C, 3.3% tender 6/1/2037 (b)	2,000,000	2,006,474
TOTAL INDUSTRIAL DEVELOPMENT		18,707,002
Synthetics - 0.1%
Los Angeles Hsg Corp Rev Participating VRDN Series 2025 XF3347, 1.85% 7/1/2042 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)	2,100,000	2,100,000
Transportation - 0.1%
New Orleans LA Aviation Board 5% 1/1/2027 (c)	1,430,000	1,446,051
New Orleans LA Aviation Board 5% 1/1/2028 (c)	2,690,000	2,773,414
TOTAL TRANSPORTATION		4,219,465
TOTAL LOUISIANA		40,795,095
Maine - 0.0%
Education - 0.0%
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) 5% 7/1/2026	975,000	976,430
Maryland - 1.1%
Health Care - 0.5%
Maryland Health & Higher Educational Facilities Authority (Frederick Memorial Hospital MD Proj.) Series 2023, 5% 7/1/2027	1,360,000	1,385,218
Maryland Health & Higher Educational Facilities Authority Series 2026C, 5% 8/15/2027	2,000,000	2,055,308
Montgomery Cnty MD Rev (Trinity Health Proj.) Series 2013 MD, 2.4% tender 12/1/2041 (b)	10,300,000	10,300,001
TOTAL HEALTH CARE		13,740,527
Housing - 0.0%
Maryland Community Development Administration (Residential Revenue Bonds Proj.) Series 2019 B, 4% 9/1/2049	70,000	70,177
Other - 0.0%
Maryland St Econ Dev Corp Rev Series 2024A 1, 5% 6/1/2026	600,000	600,000
Special Tax - 0.1%
Frederick Cnty MD Spl Oblig Series 2020 A, 5% 7/1/2027	980,000	1,002,247
State of Maryland Built to Learn Revenue Series 2022 A, 5% 6/1/2026	850,000	850,000
TOTAL SPECIAL TAX		1,852,247
Synthetics - 0.3%
Baltimore County Gen. Oblig. Participating VRDN 1.92% 1/1/2050 (Liquidity Facility Barclays Bank PLC) (b)(d)	1,600,000	1,600,000
Integrace Obligated Group Participating VRDN Series 2022 024, 1.92% 11/15/2049 (Liquidity Facility Barclays Bank PLC) (b)(d)	5,500,000	5,500,000
Maryland St Econ Dev Corp Participating VRDN Series 2024 XF3222, 1.8% 4/1/2054 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)	2,600,000	2,600,000
TOTAL SYNTHETICS		9,700,000
Transportation - 0.1%
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5% 8/1/2028 (Assured Guaranty Inc Insured) (c)	1,450,000	1,512,501
Maryland Trans Auth Psngr Fac Chrg Rev (Bwi Passenger Facilities Chrge Proj.) Series 2012B, 2.5% 6/1/2026 (c)	670,000	670,000
Maryland Trans Auth Psngr Fac Chrg Rev (Bwi Passenger Facilities Chrge Proj.) Series 2012B, 2.625% 6/1/2027 (c)	550,000	542,654
TOTAL TRANSPORTATION		2,725,155
Water & Sewer - 0.1%
Baltimore MD Proj Rev (Baltimore Wastewater Util Rev Proj.) Series 2017 A, 5% 7/1/2029	755,000	763,371
Baltimore MD Proj Rev (Baltimore Wtr Util Rev Proj.) Series 2017 A, 5% 7/1/2028	2,000,000	2,022,489
Baltimore MD Proj Rev (Baltimore Wtr Util Rev Proj.) Series 2017 A, 5% 7/1/2029	1,000,000	1,011,087
TOTAL WATER & SEWER		3,796,947
TOTAL MARYLAND		32,485,053
Massachusetts - 1.0%
Education - 0.2%
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue K Proj.) Series 2017 A, 5% 7/1/2026 (c)	1,000,000	1,001,308
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue M Proj.) Series 2021B, 5% 7/1/2026 (c)	2,390,000	2,393,127
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue M Proj.) Series 2022B, 5% 7/1/2026 (c)	365,000	365,478
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue M Proj.) Series 2022B, 5% 7/1/2028 (c)	1,775,000	1,832,541
Massachusetts St Dev Fin Agy Rv (Emerson College, MA Proj.) Series 2025, 5% 1/1/2027	505,000	509,011
TOTAL EDUCATION		6,101,465
General Obligations - 0.2%
Abington MA Gen. Oblig. BAN 4% 4/22/2027	2,100,000	2,117,437
Bondsville Mass Fire & Wtr Dist Gen. Oblig. BAN 4.875% 11/20/2026	930,000	936,947
Holyoke MA Gen. Oblig. BAN 4% 10/23/2026	2,600,000	2,612,144
Hudson MA Gen. Oblig. BAN 5% 6/11/2026	1,300,000	1,300,360
TOTAL GENERAL OBLIGATIONS		6,966,888
Health Care - 0.0%
Massachusetts St Dev Fin Agy Rev (South Shore Hospital, MA Proj.) 5% 7/1/2026	20,000	20,027
Housing - 0.0%
Massachusetts Hsg Fin Agy Series 2023 C2, 4% 12/1/2027	800,000	803,515
Other - 0.6%
Massachusetts Hsg Fin Agy Series 2024 A 3, 3.6% 12/1/2026	14,985,000	14,991,076
Transportation - 0.0%
Massachusetts Port Auth Spl Fac Rev (Bosfuel Corporation Proj.) Series 2019 A, 5% 7/1/2027 (c)	285,000	290,856
TOTAL MASSACHUSETTS		29,173,827
Michigan - 2.2%
Education - 0.1%
University MI Univ Revs 1.34% 4/1/2036 VRDN (b)	2,000,000	2,000,000
Wayne St Univ MI Univ Revs Series 2024A, 5% 11/15/2027 (Build America Mutual Assurance Co Insured)	500,000	516,715
TOTAL EDUCATION		2,516,715
Electric Utilities - 0.1%
Michigan St Strategic Fd Ltd Oblig Rev (Consumers Energy Co Proj.) Series 2019, 3.35% tender 10/1/2049 (b)(c)	3,465,000	3,457,695
General Obligations - 0.1%
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2027	1,190,000	1,208,043
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2028	650,000	670,547
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2029	290,000	304,622
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2030	305,000	324,855
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2031	320,000	344,972
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2032	335,000	364,085
Lansing Mich Sch Dist Series 2025 II, 5% 5/1/2029 (State of Michigan Guaranteed)	200,000	212,836
Portage MI Pub Schs 5% 11/1/2028	20,000	20,051
TOTAL GENERAL OBLIGATIONS		3,450,011
Health Care - 0.3%
Kent MI Hosp Fin Auth (Corewell Health Proj.) SIFMA Municipal Swap Index + 0.25%, 1.82% tender 1/15/2047 (b)(h)	965,000	965,000
Michigan Fin Auth Rev (Trinity Health Proj.) Series 2013MI 1, 2.4% tender 12/1/2034 (b)	1,250,000	1,250,000
Michigan State Hospital Finance Authority (Bronson Methodist Hsp, MI Proj.) 5% 11/15/2029	7,695,000	8,179,663
TOTAL HEALTH CARE		10,394,663
Housing - 0.1%
Michigan State Housing Development Authority Series 2025, 2.7% tender 10/1/2043 (b)	1,640,000	1,632,956
Industrial Development - 0.0%
Michigan St Strategic Fd Ltd Oblig Rev (Air Products & Chemicals Inc Proj.) 2.95% 12/1/2042 VRDN (b)	950,000	950,000
Lease Revenue - 0.3%
Michigan St Bldg Auth Rev Series 2023 I, 1.67% 4/15/2058 (b)	10,000,000	10,000,000
Other - 0.0%
Michigan Finance Authority Series 2025A 2, 5% 8/20/2026	375,000	376,779
Pooled Loans - 0.3%
Michigan Finance Authority RAN Series 2025 A 1, 5% 7/20/2026	10,225,000	10,253,905
Synthetics - 0.3%
Michigan Finance Authority Participating VRDN Series 2025 XG0634, 1.62% 3/1/2051 (Liquidity Facility Bank of America, N.A.) (b)(d)	3,500,000	3,500,000
Western MI Univ Revs Participating VRDN Series 2025 YX1397, 1.61% 11/15/2054 (b)(d)	4,440,000	4,440,000
TOTAL SYNTHETICS		7,940,000
Transportation - 0.6%
Wayne Cnty MI Arpt Auth Rev Series 2017 E, 4% 12/1/2026 (c)	3,795,000	3,812,572
Wayne Cnty MI Arpt Auth Rev Series 2023 E, 5% 12/1/2028 (Assured Guaranty Inc Insured) (c)	3,000,000	3,147,977
Wayne Cnty MI Arpt Auth Rev Series 2025G, 5% 12/1/2026 (c)	4,990,000	5,037,680
Wayne Cnty MI Arpt Auth Rev Series 2025G, 5% 12/1/2027 (c)	3,750,000	3,859,685
TOTAL TRANSPORTATION		15,857,914
TOTAL MICHIGAN		66,830,638
Minnesota - 0.9%
Education - 0.0%
Minnesota Higher Ed Facs Auth Rev (University Of St Thomas, Mn Proj.) Series 2024 B 1, 5% tender 10/1/2053 (b)	1,000,000	1,013,763
General Obligations - 0.0%
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2022 A, 5% 8/1/2026	1,300,000	1,304,726
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2022 B, 5% 8/1/2026	100,000	100,364
Minnesota Mun Gas Agy Commodity Supply Rev 4% tender 12/1/2052 (Royal Bank of Canada Guaranteed) (b)	1,725,000	1,750,442
TOTAL GENERAL OBLIGATIONS		3,155,532
Health Care - 0.4%
Minneapolis MN Health Care Sys Rev (Allina Health System Proj.) Series 2023A, 5% tender 11/15/2052 (b)	6,470,000	6,746,405
Minnesota Agricultural & Economic Development Board 5% 11/15/2027	385,000	395,826
Minnesota Agricultural & Economic Development Board 5% 11/15/2028	445,000	465,309
St Cloud Minn Health Care Rv (Centracare Health System Proj.) Series 2026, 5% 5/1/2027	1,500,000	1,529,154
St Cloud Minn Health Care Rv Series 2026, 5% 5/1/2028	1,810,000	1,883,827
TOTAL HEALTH CARE		11,020,521
Housing - 0.1%
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2023 F, 5.75% 7/1/2053	110,000	116,382
Minnesota St Hsg Fin Agy Series 2025F2, 3.7% 8/1/2026	2,000,000	2,000,646
TOTAL HOUSING		2,117,028
Other - 0.1%
Minnesota Rural Wtr Fin Auth 3.3% 8/1/2026	2,000,000	2,000,249
Synthetics - 0.1%
Saint Paul Hsg & Redev Auth Rev Participating VRDN Series 2023 MIZ9145, 1.8% 6/1/2063 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	2,420,000	2,420,000
Transportation - 0.2%
Minneapolis Met Airport Commis Series 2022B, 5% 1/1/2027 (c)	1,580,000	1,597,735
Minneapolis Met Airport Commis Series 2024B, 5% 1/1/2027 (c)	4,755,000	4,808,373
TOTAL TRANSPORTATION		6,406,108
TOTAL MINNESOTA		28,133,201
Mississippi - 0.3%
Education - 0.1%
Jackson St Univ Edl Bldg Corp MS Rev Series 2021 A, 0.8% 3/1/2028 (Build America Mutual Assurance Co Insured) (b)	2,430,000	2,336,882
Electric Utilities - 0.0%
Mississippi Bus Fin Corp Sld Wst Disp Rev (Mississippi Power Co Proj.) Series 1998, 2.9% 5/1/2028 VRDN (b)(c)	500,000	500,000
Mississippi Business Fin Corp Gulf Opportunity Zone Rev 3% tender 5/1/2037 (Liquidity Facility National Rural Utilities Cooperative Finance Corp), (National Rural Utilities Cooperative Finance Corp Guaranteed) (b)	1,000,000	1,000,000
TOTAL ELECTRIC UTILITIES		1,500,000
General Obligations - 0.0%
Mississippi Dev Bank Spl Obl (Lamar Cnty Miss Sch Dist Proj.) 5% 6/1/2029	175,000	186,522
Resource Recovery - 0.2%
Mississippi Bus Fin Corp Sld Wst Disp Rev (Waste Management Inc Del Proj.) 4.25% tender 3/1/2027 (b)(c)	5,000,000	5,021,775
TOTAL MISSISSIPPI		9,045,179
Missouri - 1.3%
General Obligations - 0.0%
Jackson Cnty MO Spl Oblig Series 2032 A, 5% 12/1/2028	1,000,000	1,054,073
Kearney MO Gen. Oblig. Series 2020, 2% 3/1/2034	715,000	620,894
TOTAL GENERAL OBLIGATIONS		1,674,967
Health Care - 0.5%
Missouri Hlth & Edl Facs Rev (Bjc Health System Proj.) Series 2021 C, 5% tender 5/1/2052 (b)	11,500,000	11,963,817
Missouri Hlth & Edl Facs Rev (Ssm Health Care System Proj.) Series 2022A, 5% 6/1/2027	540,000	551,005
TOTAL HEALTH CARE		12,514,822
Housing - 0.2%
Kansas City MO Planned Indl Expansion Auth Multifamily Hsg Rev Series 2023, 5% tender 7/1/2045 (b)	1,260,000	1,274,421
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2019B, 4% 5/1/2050	35,000	35,229
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2021C, 3.25% 11/1/2052	70,000	69,211
Saint Louis MO Indl Dev Auth (The Brewery Apts Proj.) 3.15% tender 4/1/2046 (b)	3,800,000	3,806,083
TOTAL HOUSING		5,184,944
Lease Revenue - 0.0%
Barry Cnty MO Ctfs Partn 5% 10/1/2026	550,000	552,570
Other - 0.1%
Kansas City MO Indl Dev Auth Arpt Spl Oblig 5% 3/1/2027 (c)	1,000,000	1,015,196
Missouri St Health & Edl Facs Series 2025A, 5% 2/1/2027	970,000	980,319
TOTAL OTHER		1,995,515
Pooled Loans - 0.3%
Missouri St Pub Utils Commn Rev Series 2026, 4% 10/1/2027	9,100,000	9,193,358
Synthetics - 0.2%
Kansas City MO Indl Dev Auth Arpt Spl Oblig Participating VRDN 3.15% 3/1/2057 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	4,740,000	4,740,000
St Louis County Ind Dev Auth Multi Fam Hsg Rev Participating VRDN 1.8% 10/1/2063 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	1,700,000	1,700,000
TOTAL SYNTHETICS		6,440,000
TOTAL MISSOURI		37,556,176
Montana - 0.1%
Health Care - 0.1%
Montana Fac Fin Auth Health Facs Rev (Bozeman Health Proj.) Series 2026 A, 5% 6/1/2027	605,000	617,631
Montana Fac Fin Auth Health Facs Rev (Bozeman Health Proj.) Series 2026 A, 5% 6/1/2028	300,000	312,300
Montana Fac Fin Auth Health Facs Rev (Bozeman Health Proj.) Series 2026 A, 5% 6/1/2029	230,000	243,772
Montana Facility Fin Auth Rev (Benefis Health System Proj.) Series 2025 B, 5% tender 2/15/2065 (b)	100,000	106,160
TOTAL HEALTH CARE		1,279,863
Housing - 0.0%
Montana St Brd Hsg Single Family Mtg (MT Single Family Proj.) 3.5% 6/1/2050	190,000	189,502
Montana St Brd Hsg Single Family Mtg (MT Single Family Proj.) Series 2019B, 4% 6/1/2050	20,000	20,177
Montana St Brd Hsg Single Family Mtg (MT Single Family Proj.) Series 2022 A, 3% 6/1/2052	165,000	162,985
TOTAL HOUSING		372,664
TOTAL MONTANA		1,652,527
Nebraska - 0.2%
General Obligations - 0.1%
Central Plains Energy Proj NE Gas Proj Rev Series 2023 A 1, 5% tender 5/1/2054 (Bank of Montreal Guaranteed) (b)	2,460,000	2,583,634
Housing - 0.1%
Lincoln Neb Multifamily Hsg Rev Series 2024, 3.37% tender 1/10/2048 (b)	2,260,000	2,274,113
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2019 B, 4% 9/1/2049 (c)	35,000	35,040
TOTAL HOUSING		2,309,153
Industrial Development - 0.0%
Stanton Cnty NE Indl Dev Rev (Nucor Corp Proj.) 1.85% 11/1/2026 VRDN (b)(c)	700,000	700,000
Transportation - 0.0%
Omaha NE Arpt Auth Arpt Rev Series 2024, 5% 12/15/2027 (Assured Guaranty Inc Insured) (c)	1,000,000	1,029,235
TOTAL NEBRASKA		6,622,022
Nevada - 0.3%
Electric Utilities - 0.0%
Humboldt Cnty Nev Pcr (Sierra Pacific Power Co Proj.) Series 2016 A, 3.55% 10/1/2029	335,000	340,139
Washoe Cnty NV Wtr Fac Rev (Sierra Pacific Power Co Proj.) Series 2016 G, 3.625% tender 3/1/2036 (b)	270,000	272,774
Washoe Cnty NV Wtr Fac Rev (Sierra Pacific Power Co Proj.) Series 2016C, 4.125% tender 3/1/2036 (b)(c)	370,000	376,082
TOTAL ELECTRIC UTILITIES		988,995
Housing - 0.0%
Nevada Hsg Div Series 2026, 2.95% tender 6/1/2045 (b)	938,000	938,114
Resource Recovery - 0.3%
Nevada Dpt Bus & Ind Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2001, 3.45% tender 12/1/2026 (b)(c)(f)	5,100,000	5,100,000
Transportation - 0.0%
Clark County NV Mccarran Airprt Rev Series 2019 E, 5% 7/1/2027	275,000	282,075
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5% 7/1/2027 (c)	200,000	204,239
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5% 7/1/2028 (c)	225,000	232,459
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5% 7/1/2029 (c)	580,000	607,534
TOTAL TRANSPORTATION		1,326,307
TOTAL NEVADA		8,353,416
New Hampshire - 0.8%
Education - 0.5%
New Hampshire Health and Education Facilities Authority Act (Dartmouth College Proj.) Series 2015 C, 3.3% tender 6/1/2038 (b)	2,750,000	2,754,431
New Hampshire Health and Education Facilities Authority Act (Dartmouth College Proj.) Series 2015A, 3.3% tender 6/1/2040 (b)	8,480,000	8,493,663
New Hampshire Health and Education Facilities Authority Act (Dartmouth College Proj.) Series 2015B, 3.3% tender 6/1/2040 (b)	500,000	500,805
New Hampshire Health and Education Facilities Authority Act (Dartmouth College Proj.) Series 2015D, 3.3% tender 6/1/2038 (b)	3,740,000	3,746,026
TOTAL EDUCATION		15,494,925
Housing - 0.1%
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) 3.8% 7/1/2026	1,010,000	1,010,509
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) Series 2023 4, 3.7% 1/1/2027	670,000	670,407
TOTAL HOUSING		1,680,916
Resource Recovery - 0.1%
National Fin Auth NH Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2019 A 3, 4% tender 7/1/2033 (b)(c)	2,100,000	2,101,620
Synthetics - 0.1%
Nat'l Fin Auth NH Specialty Bonds Series 2024 MS0023, 1.87% tender 12/15/2030 (Liquidity Facility Morgan Stanley Bank NA) (b)(d)(e)	3,945,000	3,945,000
TOTAL NEW HAMPSHIRE		23,222,461
New Jersey - 2.6%
Education - 0.6%
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2018 Proj.) Series 2018 B, 5% 12/1/2027 (c)	1,245,000	1,278,536
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2021 B, 5% 12/1/2026 (c)	1,425,000	1,438,857
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023B, 5% 12/1/2026 (c)	2,000,000	2,019,448
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023B, 5% 12/1/2028 (c)	1,000,000	1,042,303
Higher Ed Student Assistance Auth NJ Student Ln Rev (Nj Stud Loan 2025 Proj.) 5% tender 12/1/2056 (b)(c)	2,000,000	2,000,115
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 B, 5% 12/1/2027 (c)	2,700,000	2,772,729
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2025 1 A, 5% 12/1/2027 (c)	1,900,000	1,951,179
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2025 1 A, 5% 12/1/2028 (c)	2,000,000	2,084,606
Montclair State University Inc Series 2025A, 5% 7/1/2028 (Assured Guaranty Inc Insured)	1,250,000	1,307,599
New Jersey Institute of Technology/NJ Series 2025A, 5% 7/1/2029 (Build America Mutual Assurance Co Insured)	580,000	619,977
New Jersey Institute of Technology/NJ Series 2025A, 5% 7/1/2030 (Build America Mutual Assurance Co Insured)	460,000	500,773
TOTAL EDUCATION		17,016,122
General Obligations - 1.2%
Belleville NJ Tan Gen. Oblig. BAN 4% 7/7/2026	8,100,000	8,106,192
Hudson Cnty NJ Gen. Oblig. BAN Series 2026, 4% 2/24/2027	535,000	540,476
Hudson Cnty NJ Impt Auth Lease Rev Gen. Oblig. RAN Series 2026B 1, 4% 6/11/2027 (i)	1,250,000	1,267,481
Monmouth Cnty NJ Impt Auth Rev Gen. Oblig. BAN Series 2026, 4% 3/12/2027	3,500,000	3,539,571
Morristown NJ Gen. Oblig. BAN 4% 5/28/2027 (i)	1,800,000	1,822,194
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) 5.5% 9/1/2027 (National Public Finance Guarantee Corporation Insured)	4,640,000	4,802,532
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2019 GGG, 5.25% 9/1/2026 (f)	1,510,000	1,519,337
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2026	1,100,000	1,110,371
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 6/15/2026	555,000	555,471
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2024 SSS, 5% 6/15/2026	1,970,000	1,971,673
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2024 SSS, 5% 6/15/2027	155,000	158,729
New Jersey St Edl Facs Auth Rev (New Jersey St Proj.) Series 2023 A, 5% 9/1/2027	400,000	411,719
New Jersey St Edl Facs Auth Rev (New Jersey St Proj.) Series 2023 A, 5% 9/1/2027	200,000	205,860
New Jersey Trans Trust Fund Auth 0% 12/15/2027 (g)	145,000	138,581
Newark NJ Bd of Ed Bd 5% 7/15/2026 (Build America Mutual Assurance Co Insured)	300,000	300,835
Newark NJ Gen. Oblig. BAN 4% 12/11/2026	4,000,000	4,022,500
Newark NJ Gen. Oblig. Series 2020 A, 5% 10/1/2027	2,200,000	2,265,845
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2026	595,000	598,843
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2027	585,000	602,450
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2028	245,000	256,967
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2029	155,000	165,591
Piscataway Twp NJ Gen. Oblig. 2% 2/1/2031	500,000	471,748
TOTAL GENERAL OBLIGATIONS		34,834,966
Housing - 0.3%
New Jersey Housing & Mortgage Finance Agency Series 2025B, 2.95% 11/1/2028	3,000,000	2,992,120
NJ Hsg & Mtg Fin Agy Multi Fam Rev (NJ Multi-Family 12/16/04 Proj.) Series 2023 C, 5% 11/1/2026 (c)	1,000,000	1,007,236
NJ Hsg & Mtg Fin Agy Multi Fam Rev (NJ Multi-Family 12/16/04 Proj.) Series 2024 D 2, 2.85% 11/1/2026	2,090,000	2,089,879
NJ Hsg & Mtg Fin Agy Multi Fam Rev (NJ Multi-Family 12/16/04 Proj.) Series 2024 D 2, 2.9% 11/1/2027	1,285,000	1,278,970
NJ Hsg & Mtg Fin Agy Multi Fam Rev (NJ Multi-Family 12/16/04 Proj.) Series 2024 D 2, 2.95% 5/1/2028	1,070,000	1,064,081
TOTAL HOUSING		8,432,286
Other - 0.1%
New Jersey Housing & Mortgage Finance Agency Series 2025 D 2, 3.1% tender 7/1/2029 (b)	600,000	600,908
New Jersey Housing & Mortgage Finance Agency Series 2025, 3.15% tender 12/1/2043 (b)	1,000,000	1,002,031
NJ Hsg & Mtg Fin Agy Multi Fam Rev Series 2024B, 3.375% 11/1/2027	2,250,000	2,258,159
TOTAL OTHER		3,861,098
Tobacco Bonds - 0.4%
Tobacco Settlement Fin Corp NJ 5% 6/1/2026	9,265,000	9,265,000
Tobacco Settlement Fin Corp NJ 5% 6/1/2027	1,340,000	1,368,874
Tobacco Settlement Fin Corp NJ 5% 6/1/2028	740,000	770,555
TOTAL TOBACCO BONDS		11,404,429
Transportation - 0.0%
New Jersey Trans Trust Fund Auth (New Jersey St Grant Anticipati Proj.) Series 2016 A 1, 5% 6/15/2027	90,000	90,125
New Jersey Turnpike Authority 5% 1/1/2028	455,000	472,622
South Jersey Trans Auth NJ Trans Sys Rev Series 2025A, 5% 11/1/2028 (Build America Mutual Assurance Co Insured)	1,000,000	1,055,747
TOTAL TRANSPORTATION		1,618,494
TOTAL NEW JERSEY		77,167,395
New Jersey,New York - 0.4%
Transportation - 0.4%
Port Auth NY & NJ 5% 10/15/2028 (c)	975,000	1,021,332
Port Auth NY & NJ 5% 9/15/2029 (c)	250,000	258,364
Port Auth NY & NJ Series 242, 5% 12/1/2026 (c)	4,640,000	4,692,655
Port Auth NY & NJ Series 242, 5% 12/1/2027 (c)	5,000,000	5,161,125
TOTAL NEW JERSEY,NEW YORK		11,133,476
New Mexico - 0.4%
Electric Utilities - 0.1%
Farmington NM Pollution Ctl Series 2010 D, 3.9% tender 6/1/2040 (b)	3,000,000	3,045,971
General Obligations - 0.0%
New Mexico Mun Energy Acquisition Auth Gas Supply Rev 5% tender 6/1/2054 (Royal Bank of Canada Guaranteed) (b)	1,255,000	1,339,098
Housing - 0.2%
New Mexico Mtg Fin Auth (Nm Sf Mortgage 2005 General Indenture Sf Mbs Open Proj.) 3% tender 9/1/2057 (b)	3,470,000	3,470,134
New Mexico Mtg Fin Auth (NM SF Mortgage Proj.) Series 2018 A 1, 4% 1/1/2049	75,000	75,306
New Mexico Mtg Fin Auth (NM SF Mortgage Proj.) Series 2023 C, 5.75% 3/1/2054	255,000	272,599
New Mexico Mtg Fin Auth (NM Single Family Mortgage Proj.) Series 2019 C, 4% 1/1/2050	170,000	170,766
Santa Fe Cnty N Mex Multifamily Rev Series 2024, 3.29% tender 12/10/2049 (b)	3,000,000	3,008,373
TOTAL HOUSING		6,997,178
Synthetics - 0.1%
New Mexico St Hosp Equip Ln Co Participating VRDN 1.92% 7/1/2042 (Liquidity Facility Barclays Bank PLC) (b)(d)	1,825,000	1,825,000
TOTAL NEW MEXICO		13,207,247
New York - 4.6%
Education - 0.0%
New York St Dorm Auth Revs Non St Supported Debt (New School (The) Proj.) 5% 7/1/2026	200,000	200,296
New York St Dorm Auth Revs Non St Supported Debt (New School (The) Proj.) 5% 7/1/2027	500,000	510,275
TOTAL EDUCATION		710,571
Electric Utilities - 0.1%
Long Island Pwr Auth NY Elec 1.5% tender 9/1/2051 (b)	470,000	467,785
Long Island Pwr Auth NY Elec Series 2025B, 3% tender 9/1/2055 (b)	1,935,000	1,936,009
TOTAL ELECTRIC UTILITIES		2,403,794
General Obligations - 1.3%
Bellmore NY Un Free Sch Dist 2% 6/15/2029	530,000	502,872
City of New York NY Gen. Oblig. 2.054% tender 1/1/2032 (Assured Guaranty Inc Insured) (b)	225,000	225,000
City of New York NY Gen. Oblig. 2.85% 5/1/2052 (Liquidity Facility State Street Bank & Trust Co) VRDN (b)	5,000,000	5,000,000
City of New York NY Gen. Oblig. 4% tender 8/1/2026 (Assured Guaranty Inc Insured) (b)	675,000	675,000
City of New York NY Gen. Oblig. 5% 8/1/2027	1,080,000	1,111,423
City of New York NY Gen. Oblig. Series B 5, 2.85% 10/1/2046 (Liquidity Facility Barclays Bank PLC) VRDN (b)	5,000,000	5,000,000
City of New York NY Gen. Oblig. Series C, 5% 8/1/2026	220,000	220,877
City of New York NY Gen. Oblig. Series FISCAL 2008 J 11, 5% 8/1/2026	260,000	261,036
City of New York NY Gen. Oblig. Series FISCAL 2018 A, 5% 8/1/2026	565,000	567,251
City of New York NY Gen. Oblig. Series FISCAL 2021 2, 2.85% 4/1/2042 VRDN (b)	2,000,000	2,000,000
City of New York NY Gen. Oblig. Series FISCAL 2025 A, 5% 8/1/2028	2,700,000	2,839,812
City of New York NY Series FISCAL 2008 SUB A 3, 2.015% tender 8/1/2026 (Assured Guaranty Inc Insured) (b)	625,000	625,000
East Hampton NY Un Free Sh Dis 2.1% 6/1/2027	340,000	334,367
East Syracuse-Minoa NY Cent SD BAN Series 2025, 4% 6/25/2026	3,000,000	3,001,837
Greenburgh NY Cent Sch Dist BAN Series 2026, 4% 5/28/2027	1,400,000	1,418,770
Ithaca City New York Gen. Oblig. BAN 4.5% 7/17/2026	1,300,000	1,301,690
Massapequa NY Un Free Sch Dist 2% 10/1/2031	530,000	481,149
New Hartford NY Cent Sch Dist BAN Series 2025, 4% 6/25/2026	1,500,000	1,501,139
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series FISCAL 2023 SUB S 1A, 5% 7/15/2026	940,000	942,794
North Tonawanda NY Gen. Oblig. BAN Series 2026, 4% 5/14/2027	4,500,000	4,541,225
Ogdensburg NY Enlrg Cty Sch Ds BAN Series 2025, 4% 7/22/2026	2,000,000	2,003,002
South Ctry Cent Sch Dist NY Br BAN Series 2026 A, 4.5% 5/28/2027 (f)	1,000,000	1,006,944
Suffolk Cnty NY Gen. Oblig. Series 2022 B, 5% 10/1/2026	175,000	176,391
TOTAL GENERAL OBLIGATIONS		35,737,579
Health Care - 0.1%
Monroe Cnty NY Indl Dev Corp (Rochester General Hospital,Ny Proj.) Series 2017, 5% 12/1/2026	350,000	352,759
Monroe Cnty NY Indl Dev Corp (Rochester General Hospital,Ny Proj.) Series 2020 A, 5% 12/1/2028	1,000,000	1,042,988
New York St Dorm Auth Revs Non St Supported Debt 2.65% 8/4/2026 CP	3,000,000	3,000,539
TOTAL HEALTH CARE		4,396,286
Housing - 0.6%
Monroe Cnty NY Indl Dev Agy Multi-Family Hsg Rev 5% tender 7/1/2028 (b)	780,000	796,229
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2023E 2, 3.8% tender 11/1/2063 (b)	115,000	115,888
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2024 A2, 3.625% tender 11/1/2063 (b)	765,000	770,124
New York St Hsg Fin Agy 1.1% tender 11/1/2061 (b)	510,000	497,940
New York St Hsg Fin Agy Series 2023 E 2, 3.8% tender 11/1/2063 (b)	670,000	670,290
New York St Hsg Fin Agy Series 2023 E 2, 3.875% tender 11/1/2063 (b)	120,000	120,050
New York St Hsg Fin Agy Series 2024 A, 3.375% tender 11/1/2063 (b)	7,285,000	7,286,696
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) 3.7% tender 5/1/2063 (b)	6,000,000	6,002,374
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) 3.73% tender 5/1/2063 (b)	1,000,000	1,000,335
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2023 D, 4.3% tender 11/1/2063 (b)	375,000	379,933
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) Series 221, 3.5% 10/1/2032 (c)	15,000	14,951
State of New York Mortgage Agency Series 262, 3.8% 10/1/2026 (c)	680,000	680,672
State of New York Mortgage Agency Series 262, 3.85% 4/1/2027 (c)	775,000	777,952
TOTAL HOUSING		19,113,434
Industrial Development - 0.0%
New York St Energy Rda Pcr 4.44% tender 10/1/2028 (Ambac Assurance Corp Insured) (b)	300,000	299,999
Other - 0.5%
Dutchess Cnty NY Loc Dev Corp Rev Series 2025, 5% 7/1/2026	200,000	200,302
Dutchess Cnty NY Loc Dev Corp Rev Series 2025, 5% 7/1/2027	230,000	234,585
Dutchess Cnty NY Loc Dev Corp Rev Series 2025, 5% 7/1/2028	325,000	337,244
Frankfort Schuyler NY Cent Sch Dist BAN Series 2026, 4% 7/31/2026	3,000,000	3,002,851
New York State Housing Finance Agency Series 2026 B 2, 3% tender 11/1/2055 (b)	10,000,000	10,011,930
TOTAL OTHER		13,786,912
Special Tax - 0.5%
Battery Pk City Auth NY Rev Series 2019D 1, 2.84% 11/1/2038 (Liquidity Facility TD Bank NA) VRDN (b)	800,000	800,000
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 11/1/2027	3,355,000	3,466,967
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 SUB G1, 5% 11/1/2028 (i)	2,500,000	2,634,947
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 SUB G1, 5% 11/1/2029 (i)	1,710,000	1,835,865
New York NY City Transitional Fin Auth Rev 5% 11/1/2027	775,000	800,864
NY Mta Dedicated Tax Fund Series 2016 A, 5% 11/15/2026	1,055,000	1,066,506
NY Mta Dedicated Tax Fund Series 2017 A, 3% 11/15/2030	425,000	423,492
NY Payroll Mobility Tax 2% tender 5/15/2045 (b)	450,000	438,831
Triborough Brdg & Tunl NY Rett Series 2025 A, 5% 12/1/2027	2,000,000	2,073,720
TOTAL SPECIAL TAX		13,541,192
Synthetics - 0.3%
Liberty NY Dev Corp Rev Participating VRDN 1.92% 10/1/2035 (Liquidity Facility Morgan Stanley Bank NA) (b)(d)	2,200,000	2,200,000
Metropolitan Transn Auth NY Rv Participating VRDN Series 2022 XF1321, 1.82% 11/15/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	1,595,000	1,595,000
New York State Dormitory Authority Participating VRDN Series 2025 ZL0699, 1.6% 3/15/2053 (Liquidity Facility Bank of America, N.A.) (b)(d)	3,400,000	3,400,000
Oneida County Local Development Corp Participating VRDN Series 2026 1002, 1.65% 7/1/2046 (Liquidity Facility Barclays Bank PLC) (b)(d)	3,000,000	3,000,000
TOTAL SYNTHETICS		10,195,000
Transportation - 1.1%
Metropolitan Transn Auth NY Rv Series 2016 D, 5% 11/15/2027	1,070,000	1,080,170
Metropolitan Transn Auth NY Rv Series 2017 B, 5% 11/15/2027	1,185,000	1,225,699
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2028	660,000	687,883
Metropolitan Transn Auth NY Rv Series 2025B, 5% 11/15/2026	7,000,000	7,077,941
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2018, 5% 1/1/2027 (c)	5,000,000	5,060,963
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2018, 5% 1/1/2029 (c)	3,900,000	4,011,794
New York Transportation Development Corp (Jfk International Air Terminal Proj.) 5% 12/1/2027 (c)	1,025,000	1,050,609
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2026 (c)	5,870,000	5,917,695
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2027 (c)	1,915,000	1,962,846
Port Auth NY & NJ Series 227, 3% 10/1/2027 (c)	3,500,000	3,509,167
TOTAL TRANSPORTATION		31,584,767
Water & Sewer - 0.1%
New York NY Cty Muni Wtr Fin Auth Series BB 1, 2.85% 6/15/2049 (Liquidity Facility Bank of America NA) VRDN (b)	3,800,000	3,800,000
TOTAL NEW YORK		135,569,534
North Carolina - 1.9%
Education - 0.0%
North Carolina Edl Facs Fin (Duke Univ Nc Rev Proj.) 1.1% 6/1/2027 VRDN (b)	1,435,000	1,435,000
North Carolina St Ed Assistance Auth Rev Series 2020A, 5% 6/1/2026 (c)	1,000,000	1,000,000
TOTAL EDUCATION		2,435,000
Escrowed/Pre-Refunded - 0.4%
Cumberland Cnty NC Series 2024, 3.125% tender 12/1/2027 (b)(c)	12,350,000	12,333,682
General Obligations - 0.0%
North Carolina St Gen. Oblig. Series 2016 B, 2% 6/1/2030	170,000	162,367
Health Care - 0.6%
Atrium Health Series 2018 B, 1.95% tender 1/15/2048 (b)	3,075,000	2,909,874
Atrium Health Series 2018 D, 3.625% tender 1/15/2048 (b)	4,960,000	4,998,523
Atrium Health Series 2021 B, 3.25% tender 1/15/2050 (b)	4,555,000	4,573,020
Atrium Health Series 2021C, 5% tender 1/15/2050 (b)	1,095,000	1,153,369
North Carolina Med Care Commn Health Care Facs Rev (Duke Univ Health System Inc Proj.) Series 2025 D, 1.5% 6/1/2055 (Liquidity Facility Royal Bank of Canada/New York NY) VRDN (b)	3,400,000	3,400,000
TOTAL HEALTH CARE		17,034,786
Housing - 0.2%
North Carolina Hsg Fin Agy (NC Homeownership Proj.) Series 59 B, 2.8% 1/1/2057 (Liquidity Facility Royal Bank of Canada) VRDN (b)	6,400,000	6,400,000
Industrial Development - 0.3%
Hertford Cnty NC Indl Facs & Pollutn Ctl Fing Auth Indl Dev Rev (Nucor Corp Proj.) 1.8% 11/1/2033 VRDN (b)(c)	9,100,000	9,100,000
Resource Recovery - 0.2%
North Carolina Cap Facs Fin Agy Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2013, 2.95% tender 6/1/2038 (b)(c)	5,000,000	4,999,381
Transportation - 0.2%
Charlotte NC Arpt Rev Series 2023B, 5% 7/1/2026 (c)	455,000	455,733
Charlotte NC Arpt Rev Series 2023B, 5% 7/1/2028 (c)	400,000	416,622
Charlotte NC Arpt Rev Series 2023B, 5% 7/1/2029 (c)	1,150,000	1,218,787
North Carolina Tpk Auth Triangle Expwy Sys Rev Series 2018, 5% 1/1/2027	2,460,000	2,486,656
Raleigh Durham NC Arpt Auth Arpt Rev 5% 5/1/2027 (c)	130,000	132,455
Raleigh Durham NC Arpt Auth Arpt Rev Series 2017 A, 5% 5/1/2027 (c)	745,000	759,072
TOTAL TRANSPORTATION		5,469,325
TOTAL NORTH CAROLINA		57,934,541
North Dakota - 0.4%
Electric Utilities - 0.1%
County of Mercer ND 2.65% 8/13/2026 (Liquidity Facility National Rural Utilities Cooperative Finance Corp) CP	4,000,000	4,000,815
Housing - 0.0%
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) Series 2023 F, 6.25% 1/1/2054	60,000	64,664
Other - 0.3%
County of Mercer ND 0% 6/15/2026 CP	7,400,000	7,399,957
TOTAL NORTH DAKOTA		11,465,436
Ohio - 2.9%
Education - 0.0%
Ohio St Higher Ed Fac Comm (Case Western Reserve Univ, Oh Proj.) 1.625% tender 12/1/2034 (b)	605,000	598,944
Ohio St Univ Gen Rcpts Series 2024A, 5% 12/1/2026	1,000,000	1,012,047
TOTAL EDUCATION		1,610,991
Electric Utilities - 0.4%
Ohio St Air Quality Dev Auth (American Electric Power Co Inc Proj.) Series 2014C, 3.65% 12/1/2027 (c)	3,575,000	3,590,786
Ohio St Air Quality Dev Auth (Duke Energy Corp New Proj.) Series 2022A, 4.25% tender 11/1/2039 (b)(c)	9,140,000	9,208,107
TOTAL ELECTRIC UTILITIES		12,798,893
General Obligations - 0.1%
Lancaster Port Auth OH Gas Rev Series 2024 A, 5% tender 2/1/2055 (Royal Bank of Canada Guaranteed) (b)	2,765,000	2,942,224
Trumbull Cnty OH Gen. Oblig. BAN 4% 3/11/2027	1,000,000	1,008,313
TOTAL GENERAL OBLIGATIONS		3,950,537
Health Care - 1.5%
Allen Cnty OH Hosp Facs Rev (Mercy Health/OH Proj.) 5% 8/1/2026	575,000	576,824
Allen Cnty OH Hosp Facs Rev (Mercy Healthcare System Proj.) Series 2012 B, 1.6% 5/1/2036, LOC TD Bank NA VRDN (b)	2,600,000	2,600,000
Allen Cnty OH Hosp Facs Rev Series 2022B 1, 5% tender 10/1/2049 (b)	7,950,000	8,138,188
Butler Cnty OH Hosp Facs Rev (Uc Health Proj.) Series 2017, 5% 11/15/2027	1,040,000	1,064,912
Franklin Cnty OH Hosp Facs Rev (Nationwide Children'S Hospital Proj.) 1.45% 11/1/2064 (Liquidity Facility JPMorgan Chase Bank NA) VRDN (b)	5,500,000	5,500,000
Franklin Cnty OH Rev (Trinity Health Proj.) Series 2013OH, 2.45% tender 12/1/2046 (b)	3,000,000	3,000,000
Miami Cnty OH Hosp Facs Rev (Kettering Med Ctr Inc, OH Proj.) 5% 8/1/2026	535,000	536,588
Ohio St Hosp Rev (Cleveland Clinic Foundation Proj.) Series 2019 C, 2.75% tender 1/1/2052 (b)	710,000	706,155
Ohio St Hosp Rev (University Hosp Hlth Sys, Oh Proj.) 2.8% 1/15/2047, LOC Royal Bank of Canada/New York NY VRDN (b)	8,000,000	8,000,001
Ohio St Hosp Rev (University Hosp Hlth Sys, OH Proj.) Series 2025A, 5% 1/15/2027	2,000,000	2,022,861
Ohio St Hosp Rev (University Hosp Hlth Sys, OH Proj.) Series 2025A, 5% 1/15/2028	6,735,000	6,942,451
Ohio St Hosp Rev Series 2021B, 1.83% 1/15/2049 VRDN (b)	3,000,000	3,000,000
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) Series 2019, 5% 2/15/2029	300,000	307,544
TOTAL HEALTH CARE		42,395,524
Housing - 0.3%
Columbus-Franklin Cnty Ohio Fin Auth Multifamily Hsg Rev Series 2023, 5% tender 7/1/2045 (b)	765,000	769,696
Columbus-Franklin Cnty Ohio Fin Auth Multifamily Hsg Rev Series 2025, 3.19% tender 6/1/2044 (b)	6,687,000	6,711,839
Ohio Hsg Fin Agy Mf Hsg Rev Series 2026, 2.96% tender 12/1/2045 (b)	2,000,000	2,003,148
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2019B, 4.5% 3/1/2050	25,000	25,233
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2023 B, 6% 3/1/2055	225,000	245,249
TOTAL HOUSING		9,755,165
Other - 0.5%
American Mun Pwr Rev 5% 2/15/2027	695,000	704,778
American Mun Pwr Rev 5% 2/15/2028	480,000	496,199
Cuyahoga Ohio Met Hsg Auth Multifamily Hsg Rev Series 2024, 3.45% tender 2/1/2028 (b)	4,440,000	4,451,918
Lancaster OH Gen. Oblig. BAN 4.125% 6/10/2026	1,500,000	1,500,367
Ohio Hsg Fin Agy Mf Hsg Rev Series 2025, 3.35% tender 7/1/2043 (b)	4,000,000	4,025,104
Warrensville Heights OH Gen. Oblig. BAN Series 2025, 4.5% 6/24/2026 (f)	2,000,000	2,001,747
TOTAL OTHER		13,180,113
Transportation - 0.1%
Cleveland OH Arpt Sys Rev Series 2018A, 5% 1/1/2027 (c)	2,990,000	3,023,562
Cleveland OH Arpt Sys Rev Series 2019 B, 5% 1/1/2027 (c)	350,000	353,928
TOTAL TRANSPORTATION		3,377,490
TOTAL OHIO		87,068,713
Oklahoma - 1.6%
General Obligations - 0.4%
Oklahoma Cnty Indep Sch Dist 89 Oklahoma City 3% 7/1/2026	5,990,000	5,990,621
Oklahoma St Inds Auth Edl Facs Lease Rev (Oklahoma Cnty Indep Sch Dist 89 Oklahoma City Proj.) Series 2024, 5% 4/1/2027	3,230,000	3,291,706
Oklahoma St Inds Auth Edl Facs Lease Rev (Oklahoma Cnty Indep Sch Dist 89 Oklahoma City Proj.) Series 2024, 5% 4/1/2029	3,000,000	3,182,503
TOTAL GENERAL OBLIGATIONS		12,464,830
Health Care - 0.6%
OK Dev Fin Auth Health Sys Rev (Integris Baptist Medical Ctr Proj.) Series 2015A, 5% 8/15/2027	1,590,000	1,591,594
OK Dev Fin Auth Health Sys Rev (Integris Baptist Medical Ctr Proj.) Series 2020B, 2.21% 8/15/2031 VRDN (b)	5,735,000	5,735,000
OK Dev Fin Auth Health Sys Rev Series 2020 C, 2.05% 8/15/2031 (b)	6,320,000	6,320,000
TOTAL HEALTH CARE		13,646,594
Housing - 0.1%
Oklahoma Hsg Fin Agy Collateralized Rev 3.2% tender 10/1/2042 (b)	1,500,000	1,500,450
Oklahoma Hsg Fin Agy Collateralized Rev Series 2024, 3.35% tender 12/1/2027 (b)	2,280,000	2,286,457
Oklahoma Hsg Fin Agy Single Family Mtg Rev (OK Sf Mtge Rev Bonds 10/1/18 Proj.) 6% 3/1/2054	45,000	49,173
Oklahoma Hsg Fin Agy Single Family Mtg Rev (OK Sf Mtge Rev Bonds 10/1/18 Proj.) Series 2023D, 6.5% 9/1/2054	50,000	55,674
TOTAL HOUSING		3,891,754
Lease Revenue - 0.3%
Creek Cnty OK Edl Facs Auth Lease Rev Series 2024, 5% 9/1/2027	2,650,000	2,709,195
Creek Cnty OK Edl Facs Auth Lease Rev Series 2024, 5% 9/1/2029	2,000,000	2,104,835
Dewey Cnty Okla Edl Facs Authedl Facs Lease Rev Series 2016, 5% 9/1/2026	1,230,000	1,236,040
OK Cnty Okla Fin Auth Edl Facs Lease Rev Series 2025, 5% 9/1/2029	1,620,000	1,677,578
Washington Cnty OK Edl Facs Auth Edl Facs Lease Rev Series 2023, 5% 9/1/2027	455,000	463,647
TOTAL LEASE REVENUE		8,191,295
Other - 0.1%
Kingfisher Cnty Okla Indpt Schdist No 89 Cashion 5% 5/1/2027	2,175,000	2,205,211
Oklahoma Hsg Fin Agy Multifamily Hsg Rev Series 2026, 3.125% tender 6/1/2045 (b)	1,000,000	1,003,597
TOTAL OTHER		3,208,808
Special Tax - 0.1%
Oklahoma City Public Property Authority Series 2026, 5% 6/1/2029 (i)	1,040,000	1,105,035
Oklahoma City Public Property Authority Series 2026, 5% 6/1/2030 (i)	2,165,000	2,339,746
TOTAL SPECIAL TAX		3,444,781
Synthetics - 0.0%
Steele Duncan Plaza LLC Participating VRDN Series 2022 MIZ9103, 1.8% 8/1/2062 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	1,269,247	1,269,247
TOTAL OKLAHOMA		46,117,309
Oregon - 0.4%
General Obligations - 0.0%
Redmond or Gen. Oblig. Series 2025 A, 5% 6/1/2030 (c)	450,000	480,473
Salem Keizer School Dist 0% 6/15/2028 (g)	370,000	346,872
TOTAL GENERAL OBLIGATIONS		827,345
Health Care - 0.0%
Oregon St Facs Auth Rev 5% 10/1/2029	1,000,000	1,001,315
Industrial Development - 0.1%
Oregon State Business Development Commission (Intel Corp Proj.) Series 232, 3.8% tender 12/1/2040 (b)	2,000,000	2,022,827
Lease Revenue - 0.1%
Oregon St Gen. Oblig. Series 2024 D, 5% 6/1/2028	2,500,000	2,624,396
Other - 0.0%
Oregon St Hsg & Cmnty Svcs Dept Hsg Dev Rev Series 2025Q, 3.125% tender 7/1/2044 (b)	700,000	701,328
Transportation - 0.2%
Port of Portland Arpt Rev 5% 7/1/2026 (c)	1,150,000	1,151,931
Port of Portland Arpt Rev Series THIRTY B, 5% 7/1/2028 (c)	720,000	751,107
Port of Portland Arpt Rev Series THIRTY B, 5% 7/1/2029 (c)	2,860,000	3,028,470
TOTAL TRANSPORTATION		4,931,508
TOTAL OREGON		12,108,719
Pennsylvania - 5.2%
Education - 0.1%
Lycoming County Authority Series 2013 S2, 3.85% tender 11/1/2035 (b)	2,000,000	2,001,168
Pennsylvania St Higher Edl Rev (Drexel University, PA Proj.) Series 2017, 5% 5/1/2028	1,600,000	1,639,196
TOTAL EDUCATION		3,640,364
General Obligations - 1.0%
Pennsylvania St 5% 9/1/2026	6,590,000	6,629,520
Pennsylvania St 5% 9/1/2027	1,000,000	1,031,049
Pennsylvania St Gen. Oblig. Series 2018, 3.2% 3/1/2029	640,000	641,206
Pennsylvania St Gen. Oblig. Series 2018, 3.35% 3/1/2030	950,000	953,616
Pennsylvania St Gen. Oblig. Series 2018, 5% 3/1/2028	1,215,000	1,267,850
Pennsylvania St Series 2019, 5% 7/15/2026	1,650,000	1,654,781
Philadelphia PA Sch Dist Series 2026 A, 5% 9/1/2027 (i)	2,760,000	2,835,202
Philadelphia PA Sch Dist Series 2026 A, 5% 9/1/2028 (i)	2,000,000	2,093,072
Philadelphia PA Sch Dist Series 2026 A, 5% 9/1/2029 (i)	2,345,000	2,497,061
Philadelphia PA Sch Dist Series 2026B, 5% 9/1/2027 (i)	5,750,000	5,906,671
Philadelphia PA Sch Dist Series 2026B, 5% 9/1/2028 (i)	3,930,000	4,112,887
Reading PA Sch Dist Series 2017, 5% 3/1/2027 (Assured Guaranty Inc Insured)	5,000	5,073
Reading PA Sch Dist Series 2017, 5% 3/1/2028 (Assured Guaranty Inc Insured)	5,000	5,083
TOTAL GENERAL OBLIGATIONS		29,633,071
Health Care - 2.0%
Alleg Cnty PA Dev Auth Series 2017 D 2 SUB E, SIFMA Municipal Swap Index x 0.7%, 2.27% tender 11/15/2047 (b)(h)	4,000,000	3,975,355
Geisinger Auth PA Hlth Sys Rev (Kaiser Permanente Hlth System Proj.) Series 2020 B, 5% tender 4/1/2043 (b)	7,975,000	8,011,608
Lancaster Cnty PA Hosp Aut Rev (Masonic Villages of The Grand Lodge of Pennsylvania Proj.) Series 2025 A, 5% 11/1/2026	1,020,000	1,027,924
Lancaster Cnty PA Hosp Aut Rev (Masonic Villages of The Grand Lodge of Pennsylvania Proj.) Series 2025 A, 5% 11/1/2027	1,160,000	1,190,091
Lancaster Municipal Authority (Garden Spot Village Proj.) Series 2024A, 5% 5/1/2027	200,000	202,856
Lancaster Municipal Authority (Garden Spot Village Proj.) Series 2024A, 5% 5/1/2028	210,000	216,177
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2018 D, 2.38% 9/1/2050 VRDN (b)	6,700,000	6,700,000
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 5% 9/1/2026	1,250,000	1,256,296
Pennsylvania Higher Educational Facilities Authority (Thomas Jefferson Univ-Abiington Proj.) Series 2024D1, 2.85% 11/1/2061, LOC Bank of America NA VRDN (b)	5,000,000	5,000,000
Pennsylvania Higher Educational Facilities Authority (Thomas Jefferson Univ-Abiington Proj.) Series 2024D2, 2.9% 11/1/2061, LOC PNC Bank NA VRDN (b)	5,000,000	5,000,000
Philadelphia PA Auth For Indl Dev Revs (Thomas Jefferson Univ-Abiington Proj.) Series 2017 B, 2.38% 9/1/2050 VRDN (b)	7,895,000	7,895,000
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2025 B, 1.6% 6/1/2055 (Liquidity Facility TD Bank NA) VRDN (b)	15,000,000	15,000,000
TOTAL HEALTH CARE		55,475,307
Housing - 0.1%
Pennsylvania Housing Finance Agency (PA Single Family Mortgage Proj.) Series 2026 153A, 5.5% 10/1/2028 (i)	280,000	296,759
Pennsylvania Housing Finance Agency (PA Single Family Mortgage Proj.) Series 2026 153A, 5.5% 10/1/2030 (i)	290,000	319,771
Pennsylvania Housing Finance Agency (PA Single Family Mortgage Proj.) Series 2026 153A, 5.5% 10/1/2031 (i)	200,000	223,878
Pennsylvania Housing Finance Agency (PA Single Family Mortgage Proj.) Series 2026 153A, 5.5% 10/1/2032 (i)	325,000	368,564
Pennsylvania Housing Finance Agency (PA Single Family Mortgage Proj.) Series 2026 153A, 5.5% 10/1/2033 (i)	325,000	373,324
Pennsylvania Housing Finance Agency (PA Single Family Mortgage Proj.) Series 2026 153A, 5.5% 4/1/2027 (i)	275,000	280,647
Pennsylvania Housing Finance Agency (PA Single Family Mortgage Proj.) Series 2026 153A, 5.5% 4/1/2029 (i)	220,000	235,627
Pennsylvania Housing Finance Agency (PA Single Family Mortgage Proj.) Series 2026 153A, 5.5% 4/1/2031 (i)	250,000	277,488
Pennsylvania Housing Finance Agency (PA Single Family Mortgage Proj.) Series 2026 153A, 5.5% 4/1/2032 (i)	250,000	281,836
Pennsylvania Housing Finance Agency (PA Single Family Mortgage Proj.) Series 2026 153A, 5.5% 4/1/2033 (i)	350,000	399,245
Pennsylvania Housing Finance Agency (PA Single Family Mortgage Proj.) Series 2026 153A, 5.5% 4/1/2034 (i)	350,000	404,174
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2021 137, 5% 10/1/2026	280,000	281,977
TOTAL HOUSING		3,743,290
Resource Recovery - 1.2%
Pennsylvania Econ Dev Sld Wst (Republic Services Inc Proj.) Series 2014, 3% tender 6/1/2044 (b)(c)	6,500,000	6,498,611
Pennsylvania Econ Dev Sld Wst (Republic Services Inc Proj.) Series 2019 B 2, 3.25% tender 4/1/2049 (b)(c)	2,100,000	2,099,905
Pennsylvania Econ Dev Sld Wst (Republic Services Inc Proj.) Series 2019 B, 2.95% tender 4/1/2049 (b)(c)	2,775,000	2,773,965
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series 2019 A, 3.875% tender 8/1/2038 (b)(c)	4,000,000	4,006,117
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series 2021A 2, 4.6% tender 10/1/2046 (b)(c)	10,405,000	10,419,878
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series 2021A, 4% tender 6/1/2041 (b)(c)	8,800,000	8,806,868
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series 2025 A, 2.875% tender 6/1/2049 (b)(c)	1,800,000	1,800,000
TOTAL RESOURCE RECOVERY		36,405,344
Synthetics - 0.1%
Allegheny Cnty PA San Auth Swr Participating VRDN Series 2025 1007, 1.65% 12/1/2055 (Liquidity Facility Barclays Bank PLC) (b)(d)	3,290,000	3,290,000
Transportation - 0.6%
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2023A, 5% 1/1/2027 (Assured Guaranty Inc Insured) (c)	680,000	688,780
Pennsylvania Turnpike Commission Series 2019, 1.55% 12/1/2038 VRDN (b)	1,000,000	1,000,000
Pennsylvania Turnpike Commission Series 2025, 1.57% 12/1/2045, LOC Bank of America NA VRDN (b)	5,000,000	5,000,000
Pennsylvania Turnpike Commission Series B 2, 5% 6/1/2028	410,000	419,055
Pennsylvania Turnpike Commission Series B 2, 5% 6/1/2029	690,000	705,069
Philadelphia PA Airport Rev 5% 7/1/2026 (c)	3,360,000	3,366,126
Philadelphia PA Airport Rev Series 2020 C, 5% 7/1/2028 (c)	460,000	478,642
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2027 (c)	640,000	654,184
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2028 (c)	3,170,000	3,298,466
Philadelphia PA Airport Rev Series 2025B, 5% 7/1/2026 (c)	1,625,000	1,627,963
Philadelphia PA Airport Rev Series 2025B, 5% 7/1/2027 (c)	1,145,000	1,170,376
Philadelphia PA Airport Rev Series 2025B, 5% 7/1/2028 (c)	1,000,000	1,040,526
Philadelphia PA Airport Rev Series 2025B, 5% 7/1/2030 (c)	355,000	380,793
TOTAL TRANSPORTATION		19,829,980
Water & Sewer - 0.1%
Pittsburgh PA Wtr & Swr Auth Series 2025A, 5% 9/1/2028	275,000	288,580
Pittsburgh PA Wtr & Swr Auth Series 2025A, 5% 9/1/2029 (Assured Guaranty Inc Insured)	275,000	295,176
Pittsburgh PA Wtr & Swr Auth Series 2025A, 5% 9/1/2030 (Assured Guaranty Inc Insured)	200,000	218,332
Pittsburgh PA Wtr & Swr Auth Series 2025A, 5% 9/1/2031 (Assured Guaranty Inc Insured)	300,000	332,266
Pittsburgh PA Wtr & Swr Auth Series 2025A, 5% 9/1/2032 (Assured Guaranty Inc Insured)	385,000	431,523
Pittsburgh PA Wtr & Swr Auth Series 2025A, 5% 9/1/2033 (Assured Guaranty Inc Insured)	350,000	396,564
TOTAL WATER & SEWER		1,962,441
TOTAL PENNSYLVANIA		153,979,797
Rhode Island - 0.7%
Education - 0.4%
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2028	350,000	364,627
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2029	350,000	371,693
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2030	335,000	361,605
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2031	350,000	382,351
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2032	465,000	513,167
Rhode Island Health & Edl Bldg Corp Rev 2.57% 10/6/2026 CP	7,000,000	7,001,170
Rhode Island St Student Ln 5% 12/1/2027 (c)	1,000,000	1,026,788
Rhode Island St Student Ln Series 2017A, 4% 12/1/2026 (c)	145,000	145,063
Rhode Island St Student Ln Series 2019, 5% 12/1/2026 (c)	570,000	575,174
Rhode Island St Student Ln Series 2019, 5% 12/1/2028 (c)	490,000	510,609
TOTAL EDUCATION		11,252,247
General Obligations - 0.3%
Bristol-Warren RI Regl Sch Dis BAN Series 2025 1, 5% 6/4/2026	5,000,000	5,000,861
Bristol-Warren RI Regl Sch Dis BAN Series 2026 2, 4% 6/2/2027 (i)	1,800,000	1,821,807
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5% 5/15/2028 (Build America Mutual Assurance Co Insured)	900,000	940,790
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5% 5/15/2029 (Build America Mutual Assurance Co Insured)	800,000	851,962
TOTAL GENERAL OBLIGATIONS		8,615,420
Housing - 0.0%
Rhode Island Hsg & Mtg Fin Cp (RI Homeownership Proj.) Series 70, 4% 10/1/2049	25,000	25,106
Rhode Island Hsg & Mtg Fin Cp (RI Homeownership Proj.) Series 76 A, 5% 4/1/2027	35,000	35,620
Rhode Island Hsg & Mtg Fin Cp (RI Homeownership Proj.) Series 76 A, 5% 4/1/2028	250,000	259,722
Rhode Island Hsg & Mtg Fin Cp (RI Homeownership Proj.) Series 76 A, 5% 4/1/2029	300,000	317,728
TOTAL HOUSING		638,176
Lease Revenue - 0.0%
Providence RI Pub Bldgs Auth Rev 5% 9/15/2027 (Assured Guaranty Inc Insured)	1,000,000	1,025,849
Tobacco Bonds - 0.0%
Tobacco Setlement Fing Corp RI Series 2015 A, 5% 6/1/2026	75,000	75,000
Tobacco Setlement Fing Corp RI Series 2015 A, 5% 6/1/2027	20,000	20,033
TOTAL TOBACCO BONDS		95,033
TOTAL RHODE ISLAND		21,626,725
South Carolina - 0.6%
Education - 0.0%
Clemson Univ SC Higher Ed Rev Series 2025A, 5% 5/1/2028	435,000	454,153
Clemson Univ SC Higher Ed Rev Series 2025A, 5% 5/1/2029	475,000	506,106
Clemson Univ SC Higher Ed Rev Series 2025A, 5% 5/1/2030	390,000	423,365
TOTAL EDUCATION		1,383,624
Electric Utilities - 0.4%
South Carolina St Svc Auth Rev (Santee Cooper Sys Sc Proj.) Series 2019 A, 1.77% 1/1/2036 VRDN (b)	8,000,000	8,000,001
South Carolina St Svc Auth Rev 5% 12/1/2026	170,000	171,844
South Carolina St Svc Auth Rev 5% 12/1/2027	870,000	900,505
South Carolina St Svc Auth Rev Series 2024 A, 5% 12/1/2027	550,000	569,284
South Carolina St Svc Auth Rev Series 2024 A, 5% 12/1/2028	550,000	581,393
TOTAL ELECTRIC UTILITIES		10,223,027
General Obligations - 0.0%
Scago Edl Facs Corp For Colleton Sch Dist SC Installment Pur Rev (Colleton County School District Proj.) Series 2015, 5% 12/1/2026	25,000	25,034
Housing - 0.0%
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2019 A, 4% 1/1/2050	45,000	45,327
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2023 B, 6% 1/1/2054	135,000	147,080
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2025 C, 5% 1/1/2029	285,000	300,461
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2025 C, 5% 1/1/2030	310,000	331,696
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2025 C, 5% 7/1/2029	300,000	319,166
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2025 C, 5% 7/1/2030	305,000	328,544
TOTAL HOUSING		1,472,274
Other - 0.2%
South Carolina Hsg Fin Dev Mfh Series 2025, 3.25% tender 1/1/2046 (b)	3,500,000	3,506,886
Synthetics - 0.0%
South Carolina Conway Hosp Participating VRDN Series 2022 019, 1.92% 7/1/2047 (Liquidity Facility Barclays Bank PLC) (b)(d)	1,400,000	1,400,000
Transportation - 0.0%
South Carolina St Ports Auth Series 2019 B, 5% 7/1/2026 (c)	185,000	185,296
TOTAL SOUTH CAROLINA		18,196,141
South Dakota - 0.1%
Health Care - 0.1%
South Dakota St Hlth & Edl Fac (Sanford Health, Sd Proj.) 5% tender 11/1/2052 (b)	855,000	903,131
South Dakota St Hlth & Edl Fac Series 2025B, 5% 11/1/2027	1,500,000	1,540,972
TOTAL HEALTH CARE		2,444,103
Housing - 0.0%
South Dakota Housing Development Authority (SD Mortgage Proj.) Series 2017D, 4% 11/1/2047	80,000	80,056
South Dakota Housing Development Authority (SD Mortgage Proj.) Series 2023G, 6.25% 5/1/2055	85,000	91,496
TOTAL HOUSING		171,552
TOTAL SOUTH DAKOTA		2,615,655
Tennessee - 1.8%
Electric Utilities - 0.1%
Tennessee Engy Acq Crp Gas Rev 5.625% 9/1/2026 (Goldman Sachs Group Inc/The Guaranteed)	2,000,000	2,011,138
General Obligations - 0.3%
Metropolitan Govt Nashville & Davidson Cnty TN 2.54% 8/11/2026 (Liquidity Facility TD Bank NA) CP	3,200,000	3,199,999
Metropolitan Govt Nashville & Davidson Cnty TN Gen. Oblig. Series 2017, 4% 7/1/2028	1,440,000	1,459,440
Tennessee St 2.55% 6/24/2026 CP	1,000,000	1,000,103
Tennessee St 2.57% 10/8/2026 CP	2,500,000	2,499,999
TOTAL GENERAL OBLIGATIONS		8,159,541
Health Care - 0.6%
Chatanooga TN Health Ed & Hsg Fac Brd Rev (Commonspirit Health Proj.) 1.7% 5/1/2039 VRDN (b)	3,800,000	3,800,000
Jackson TN Hosp Rev (West Tennessee Healthcare Proj.) Series 2015, 5% 4/1/2027	5,750,000	5,754,307
Johnson City TN Health & Edl (Ballad Health Proj.) Series 2023A, 5% 7/1/2026	400,000	400,570
Metro Gov Nashville & Davidson Cnty Tenn Hlth & Edl Facs Brd Rev (Vanderbilt Hospital, TN Proj.) Series 2026 B, 5% 7/1/2029	6,000,000	6,373,642
Shelby County Health Educational & Housing Facilities Board (Baptist Memorial Hlth Car Corp Proj.) Series 2025 B, 5% tender 9/1/2044 (b)	200,000	213,022
TOTAL HEALTH CARE		16,541,541
Housing - 0.4%
Chattanooga Tenn Health Edl & Hsg Fac Brd Multifamily Hsg 3.6% tender 6/1/2048 (b)	4,090,000	4,121,408
Dickson TN Health & Edl Facs Brd Multifamily Rev 3.05% tender 4/1/2044 (b)	2,000,000	2,001,170
Kingsport Tenn Indl Dev Brd Collateralized Multifamily Hsg Rev Series 2025, 2.95% tender 9/1/2029 (b)	3,225,000	3,215,272
Knoxville Cnty Tenn Health Edl& Hsg Fac Brd Multifamily Hsgrev Series 2024, 3.1% tender 9/1/2029 (b)	2,315,000	2,315,907
Tennessee Housing Development Agency (TN Residential Finance 1/29/13 Proj.) Series 2021 3A, 3% 1/1/2052	160,000	157,746
Tennessee Hsg Dev Agy Series 2015A, 3.5% 7/1/2045	60,000	59,977
TOTAL HOUSING		11,871,480
Other - 0.2%
Chattanooga Tenn Health Edl & Hsg Fac Brd Multifamily Hsg Series 2023, 3.8% tender 12/1/2029 (b)	2,000,000	2,007,537
Jackson TN Health & Hsg Mfh Rv 4% tender 4/1/2045 (b)	2,000,000	2,019,638
Knoxville TN Cmnty Dev Corp Multi Fam Rev 3.5% tender 12/1/2029 (b)	3,262,000	3,282,056
TOTAL OTHER		7,309,231
Resource Recovery - 0.1%
Lewisburg Tenn Indl Dev Brd So Lid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2012, 2.95% tender 7/2/2035 (b)(c)	2,000,000	2,000,000
Metropolitan Govt Nashville & Davidson Cnty Tenn Indl Dev Brd Exempt Facs Rev (Waste Management Inc Del Proj.) Series 2001, 3.875% tender 8/1/2031 (b)(c)	2,000,000	2,003,001
TOTAL RESOURCE RECOVERY		4,003,001
Synthetics - 0.0%
Metropolitan Govt Nashville & Davidson County Hlth & Edl Facs Participating VRDN Series 2024 MIZ9163, 1.8% 12/1/2062 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	1,300,000	1,300,000
Transportation - 0.1%
Metro Nashville Arpt Auth Rev 5% 7/1/2026 (c)	600,000	600,824
Metro Nashville Arpt Auth Rev 5% 7/1/2027 (c)	435,000	444,219
Metro Nashville Arpt Auth Rev Series 2026 B, 5% 7/1/2029 (c)	1,375,000	1,455,163
Metro Nashville Arpt Auth Rev Series 2026 D, 5% 7/1/2027 (c)	400,000	408,477
Metro Nashville Arpt Auth Rev Series 2026 D, 5% 7/1/2028 (c)	400,000	416,622
TOTAL TRANSPORTATION		3,325,305
TOTAL TENNESSEE		54,521,237
Texas - 13.3%
Education - 1.0%
Board of Regents of the University of Texas System 2.49% 9/10/2026 (Liquidity Facility University of Texas Investment Management Company) CP	4,000,000	3,999,916
Brazos Tex Higher Ed Auth Inc Student Loan Prog Rev 5% 4/1/2029 (c)	1,050,000	1,087,376
Clifton Higher Education Finance Corp 5% 8/15/2026	475,000	476,545
Clifton Higher Education Finance Corp Series 2024, 5% 8/15/2026	325,000	326,373
Clifton Higher Education Finance Corp Series 2024, 5% 8/15/2027	340,000	348,830
Clifton Higher Education Finance Corp Series 2024A, 5% 8/15/2026	715,000	717,910
Clifton Higher Education Finance Corp Series 2024A, 5% 8/15/2027	1,275,000	1,306,981
Clifton Higher Education Finance Corp Series 2024A, 5% 8/15/2028	675,000	704,465
Clifton Higher Education Finance Corp Series 2025, 5% 8/15/2026	800,000	803,256
Clifton Higher Education Finance Corp Series 2025, 5% 8/15/2027	2,015,000	2,065,542
Clifton Higher Education Finance Corp Series 2025A, 5% 2/15/2027	3,000,000	3,043,579
Clifton Higher Education Finance Corp Series 2025A, 5% 2/15/2028	3,660,000	3,784,445
Clifton Higher Education Finance Corp Series 2025A, 5% 2/15/2029	600,000	631,322
Texas St Univ Sys Fing Rev Series 2026C, 5% 3/15/2028 (i)	1,170,000	1,198,992
Texas St Univ Sys Fing Rev Series 2026C, 5% 3/15/2030 (i)	2,065,000	2,188,439
Texas State Gen. Oblig. Series 2017, 5% 8/1/2028 (c)	1,325,000	1,369,545
University TX Perm Univ Fd 0% 7/1/2026 CP	5,000,000	4,999,467
TOTAL EDUCATION		29,052,983
Electric Utilities - 0.8%
Austin TX Elec Util Sys Rev Series 2024, 5% 11/15/2028	1,750,000	1,847,607
Garland Tex Elec Util Sys Rev Series 2024, 5% 3/1/2028 (Assured Guaranty Inc Insured)	1,400,000	1,459,573
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) 5% 5/15/2028	400,000	416,774
Lower Colorado River Authority 2.7% 7/22/2026, LOC Truist Bank CP	3,098,000	3,098,450
New Braunfels TX Util Rev Series 2026, 5% 7/1/2027	680,000	696,949
New Braunfels TX Util Rev Series 2026, 5% 7/1/2029	1,000,000	1,068,433
San Antonio TX Elec & Gas Rev 2% tender 2/1/2049 (b)	1,555,000	1,524,862
San Antonio TX Elec & Gas Rev Series 2023, 3.65% tender 2/1/2053 (b)	4,000,000	4,006,553
San Antonio TX Elec & Gas Rev Series 2025A, 3.08% tender 2/1/2055 (b)	4,795,000	4,782,933
San Antonio TX Elec & Gas Rev Series 2026A, 2.9% tender 2/1/2055 (b)	1,215,000	1,207,322
San Antonio TX Elec & Gas Rev Series 2026A, 3% tender 2/1/2055 (b)	5,000,000	4,960,612
TOTAL ELECTRIC UTILITIES		25,070,068
General Obligations - 4.1%
Alvin Tex Indpt Sch Dist Series 2024, 5% 2/15/2029 (Permanent Sch Fund of Texas Guaranteed)	750,000	797,458
Argyle TX Indpt Sch Dist Series 2025 B 1, 4% tender 8/15/2057 (Permanent Sch Fund of Texas Guaranteed) (b)	1,470,000	1,488,888
Argyle TX Indpt Sch Dist Series 2025 B 2, 4% tender 8/15/2057 (Permanent Sch Fund of Texas Guaranteed) (b)	2,270,000	2,317,942
Boerne TX Isd Series 2023, 3.125% tender 2/1/2053 (Permanent Sch Fund of Texas Guaranteed) (b)	6,720,000	6,723,397
Boerne TX Isd Series 2024, 4% tender 2/1/2054 (Permanent Sch Fund of Texas Guaranteed) (b)	1,295,000	1,316,277
Dallas TX ISD Series 2026B, 5% tender 2/15/2056 (Permanent Sch Fund of Texas Guaranteed) (b)	1,520,000	1,622,713
Denton Independent School District Series B1, 4% tender 8/15/2055 (Permanent Sch Fund of Texas Guaranteed) (b)	8,325,000	8,499,035
El Paso Tex Gen. Oblig. Series 2024, 5% 8/15/2026	840,000	843,873
El Paso Tex Gen. Oblig. Series 2024, 5% 8/15/2027	600,000	616,925
El Paso Tex Gen. Oblig. Series 2025, 5% 8/15/2027	2,295,000	2,359,737
Fort Bend TX Indpt Sch Dist Series 2021 B, 0.72% tender 8/1/2051 (Permanent Sch Fund of Texas Guaranteed) (b)	2,030,000	2,022,947
Fort Bend TX Indpt Sch Dist Series 2024B, 4% tender 8/1/2054 (Permanent Sch Fund of Texas Guaranteed) (b)	10,000,000	10,132,339
Goose Creek TX Cons Indpt Sch 0.6% tender 2/15/2035 (Permanent Sch Fund of Texas Guaranteed) (b)	500,000	497,421
Harris Cnty TX 2.47% 8/12/2026 (Liquidity Facility JPMorgan Chase Bank NA) CP	4,920,000	4,919,387
Harris Cnty TX 2.47% 8/12/2026 (Liquidity Facility State Street Bank & Trust Co) CP	1,000,000	999,876
Harris Cnty TX 2.47% 8/12/2026 CP	200,000	199,975
Harris Cnty TX 2.47% 8/12/2026, LOC Sumitomo Mitsui Banking Corp/New York CP	5,810,000	5,809,277
Harris County Hospital District Gen. Oblig. Series 2025, 5% 2/15/2029	2,000,000	2,107,978
Hidalgo Cnty Tex Gen. Oblig. Series 2025, 5% 8/15/2028	850,000	892,623
Houston TX Indpt Sch Dist Series 2017, 5% 2/15/2027 (Permanent Sch Fund of Texas Guaranteed)	3,015,000	3,068,155
Katy TX Ind Sch Dist Series 2021 C, 4% tender 8/15/2050 (b)	6,000,000	6,012,887
Leander Independent School District 0% 2/15/2027 (Permanent Sch Fund of Texas Guaranteed) (g)	1,000,000	979,694
Leander Independent School District Series 2025 B, 0% 8/15/2028 (g)	950,000	889,123
Leander Independent School District Series 2025 B, 0% 8/15/2029 (g)	600,000	543,602
Mckinney Tex Gen. Oblig. Series 2023A, 5% 8/15/2027	180,000	185,077
Mckinney Tex Gen. Oblig. Series 2023A, 5% 8/15/2028	350,000	367,551
New Caney TX Indpt Sch Dist New Series 2024, 5% 2/15/2029 (Permanent Sch Fund of Texas Guaranteed)	1,400,000	1,485,947
North East Indpt Sch Dist TX Series 2024, 3.75% tender 8/1/2049 (Permanent Sch Fund of Texas Guaranteed) (b)	3,895,000	3,925,705
Northside TX Indpt Sch Dist Series 2020, 3.55% tender 6/1/2050 (Permanent Sch Fund of Texas Guaranteed) (b)	7,325,000	7,411,194
Northside TX Indpt Sch Dist Series 2023 B, 3% tender 8/1/2053 (Permanent Sch Fund of Texas Guaranteed) (b)	5,135,000	5,131,474
Northside TX Indpt Sch Dist Series 2024B, 3.45% tender 8/1/2054 (Permanent Sch Fund of Texas Guaranteed) (b)	8,715,000	8,721,045
Plainview Tex Indpt Sch Dist Series 2020B, 4% tender 2/15/2050 (b)	2,000,000	2,004,296
Port of Port Arthur TX Nav Dist Gen. Oblig. Series 2017, 5% 3/1/2028 (c)	1,645,000	1,665,986
Prosper Tex Indpt Sch Dist Series 2019 B, 4% tender 2/15/2050 (Permanent Sch Fund of Texas Guaranteed) (b)	2,900,000	2,906,770
Round Rock TX Indpt Sch Dist Series 2025A, 5% tender 8/1/2044 (b)	3,000,000	3,253,006
Texarkana Tex Indpt Sch Dist Series 2024, 4% tender 2/15/2053 (Permanent Sch Fund of Texas Guaranteed) (b)	2,835,000	2,841,089
Texas Mun Gas Acquisition & Supply Corp I Gas Supply Rev 5.25% 12/15/2026 (Merrill Lynch & Co Inc Guaranteed)	500,000	505,257
Texas Mun Gas Acquisition & Supply Corp IV Gas Supply Rev Series 2023B, 5.25% 1/1/2027 (BP PLC Guaranteed)	1,070,000	1,081,073
Texas Municipal Gas Acquisition And Supply Corp VI Series 2025, 5% 1/1/2028	400,000	409,980
Texas Municipal Gas Acquisition And Supply Corp VI Series 2025, 5% 1/1/2029	645,000	669,985
Texas State Gen. Oblig. Series 2015, 5% 8/1/2026 (c)	7,875,000	7,887,725
TOTAL GENERAL OBLIGATIONS		116,114,689
Health Care - 0.9%
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Memorial Hermann Hosp System Proj.) 5% tender 7/1/2049 (b)	1,475,000	1,491,856
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Memorial Hermann Hosp System Proj.) Series 2020 C 3, 5% tender 6/1/2032 (b)	6,165,000	6,235,453
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Methodist Healthcare Sys, Tx Proj.) Series 2025 E, 2.85% 12/1/2060 (Liquidity Facility Royal Bank of Canada/New York NY) VRDN (b)	9,000,000	9,000,000
New Hope Cultural Ed Facs Fin Corp Tex Retirement Fac Rev Series 2025, 5% 1/1/2027	605,000	609,634
New Hope Cultural Ed Facs Fin Corp Tex Retirement Fac Rev Series 2025, 5% 1/1/2028	800,000	817,135
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Baylor Scott & White Health Proj.) Series 2024A, 2.55% 11/15/2050 (Liquidity Facility JPMorgan Chase Bank NA) VRDN (b)	6,000,000	6,000,000
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Baylor Scott & White Health Proj.) Series 2026F, 5% tender 11/15/2055 (b)	210,000	225,876
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev Series 2026E, 5% 11/15/2028	2,150,000	2,267,433
Tarrant Cnty TX Cultural Ed Facs Fin Corp Rev (Christus Health Proj.) 1.3% 7/1/2047, LOC TD Bank NA VRDN (b)	610,000	610,000
Tarrant Cnty TX Cultural Ed Facs Fin Corp Rev (Texas Health Resources Proj.) Series 2025 B, 5% tender 11/15/2064 (b)	1,425,000	1,519,022
TOTAL HEALTH CARE		28,776,409
Housing - 0.4%
Bexar Mgmt & Dev Corp Tex Multifamily Hsg Rev Series 2026, 2.65% tender 3/1/2029 (b)	315,000	312,033
Capital Area Hsg Fin Corp Tex Multi Family Hsg Rev Series 2024, 3.125% tender 9/1/2029 (b)	2,660,000	2,666,397
Dallas Tex Hsg Fin Corp Multi Family Hsg Rev 5% tender 8/1/2027 (b)	1,785,000	1,790,583
Houston Tex Fin Corp Multifamilty Hsg Rev 5% tender 8/1/2041 (b)	290,000	291,215
Legacy Denton Public Facility Corp 2.96% tender 4/1/2043 (b)	700,000	698,903
Smha Fin Pub Fac Corp Tex Multifamily Hsg Rev Series 2024, 3.7% tender 7/1/2028 (b)	3,695,000	3,723,059
Texas Dept Hsg & Cmnty Affrs Res Mtg Rev (TX Residential Mortgage Proj.) Series 2023B, 6% 1/1/2054	595,000	650,515
Texas St Affordable Hsg Corp Multifamily Hsg Rev Series 2023, 3.625% tender 1/1/2045 (b)	1,120,000	1,123,832
Thf Pub Fac Corp Tex Multifamily Hsg Rev Series 2025, 3.34% tender 2/1/2044 (b)	2,500,000	2,516,153
TOTAL HOUSING		13,772,690
Industrial Development - 1.5%
Jewett Economic Dev Corp Tex I (Nucor Corp Proj.) 1.85% 8/1/2038 VRDN (b)(c)	1,325,000	1,325,000
Port Arthur TX Navigation Dist Env Fac Rev (Motiva Enterprises Llc Proj.) 1.77% 11/1/2040 VRDN (b)	1,800,000	1,800,000
Port Arthur TX Navigation Dist Env Fac Rev (Motiva Enterprises Llc Proj.) 1.82% 12/1/2027 VRDN (b)(c)	40,615,000	40,615,000
TOTAL INDUSTRIAL DEVELOPMENT		43,740,000
Lease Revenue - 0.2%
County of Wise TX Series 2021, 5% 8/15/2027	1,000,000	1,016,302
Texas State Gen. Oblig. Series 2016, 5.5% 8/1/2028 (c)	3,535,000	3,550,002
Texas State Gen. Oblig. Series 2019, 5% 8/1/2028 (c)	1,500,000	1,565,106
TOTAL LEASE REVENUE		6,131,410
Other - 0.6%
Alamo Tex Area Hsg Fin Corp Multifamily Hsg Rev Series 2024, 3.39% tender 7/10/2044 (b)	6,000,000	6,049,948
Austin Affordable Pfc Inc Texmultifamily Hsg Rev Series 2024B, 5% tender 9/1/2028 (b)	1,050,000	1,076,761
El Paso Independent School District Series 2026B, 5% 8/15/2029	2,000,000	2,142,352
Fort Bend Cnty Tex Mun Util Dist No 182 Gen. Oblig. 5.25% 9/1/2026 (Build America Mutual Assurance Co Insured)	1,005,000	1,010,289
Harris Cnty TX Cultural Ed Facs Fin Corp Rev Series 2020 A, 5% tender 5/15/2050 (b)	2,500,000	2,705,833
Housing Options Inc Tex Multifamily Rev 3.75% tender 11/1/2045 (b)	3,000,000	3,036,935
Legacy Denton Public Facility Corp Series 2025, 2.7% tender 10/1/2043 (b)	2,000,000	1,980,226
Texas Municipal Gas Acquisition & Supply Corp V 5% 1/1/2027	500,000	504,690
TOTAL OTHER		18,507,034
Resource Recovery - 0.2%
Mission TX Economic Dev Corp Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2018, 4% tender 11/1/2048 (b)(c)	4,000,000	4,003,101
Mission TX Economic Dev Corp Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2020 B, 2.875% tender 7/1/2040 (b)(c)	1,700,000	1,700,000
TOTAL RESOURCE RECOVERY		5,703,101
Special Tax - 0.1%
Dallas TX Rapid Transit Sales Tax Rev 2.45% 10/27/2026 CP	3,450,000	3,448,382
East Downtown Redevelopment Authority 5% 9/1/2026	300,000	300,720
Houston TX Hotel Occ Tx & Spl Rev Series 2021, 4% 9/1/2026 (Escrowed to Maturity)	275,000	275,804
TOTAL SPECIAL TAX		4,024,906
Synthetics - 0.7%
Austin TX Elec Util Sys Rev Participating VRDN Series 2025 1012, 1.65% 11/15/2055 (Liquidity Facility Barclays Bank PLC) (b)(d)	5,600,000	5,600,000
El Paso TX Hsg Fin Auth Participating VRDN Series 2022 MIZ9104, 1.8% 8/1/2062 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	1,118,240	1,118,240
Rbc Mun Prods Inc Tr Var Sts Participating VRDN 1.6% 2/15/2056 (Liquidity Facility Royal Bank of Canada NY) (b)(d)	2,010,000	2,010,000
Texas Affordable Hsg Corp Multi Fam Hsg Rev Participating VRDN 1.8% 10/1/2062 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	11,100,000	11,100,000
TOTAL SYNTHETICS		19,828,240
Transportation - 2.2%
Austin Tex Airport Sys Series 2025, 5% 11/15/2026 (c)	440,000	443,791
Austin Tex Airport Sys Series 2025, 5% 11/15/2027 (c)	2,850,000	2,930,436
Austin Tex Airport Sys Series 2025, 5% 11/15/2028 (c)	1,525,000	1,596,366
Austin Tex Airport Sys Series 2026 B, 5% 11/15/2028 (c)	1,000,000	1,046,798
Austin Tex Airport Sys Series 2026 B, 5% 11/15/2029 (c)	895,000	951,286
Central TX Regl Mobility Auth Rev (Central TX Regl Mobility Auth Rev Proj.) 5% 1/1/2027	900,000	911,809
City of Houston TX Airport System Revenue 5% 7/1/2026 (c)	1,250,000	1,251,780
City of Houston TX Airport System Revenue Series 2018 C, 5% 7/1/2027 (c)	2,380,000	2,430,442
City of Houston TX Airport System Revenue Series 2023A, 5% 7/1/2026 (Assured Guaranty Inc Insured) (c)	1,000,000	1,001,423
City of Houston TX Airport System Revenue Series 2023A, 5% 7/1/2028 (Assured Guaranty Inc Insured) (c)	4,000,000	4,166,220
City of Houston TX Airport System Revenue Series 2025 A, 5% 7/1/2028 (c)	1,500,000	1,558,322
City of Houston TX Airport System Revenue Series 2025 A, 5% 7/1/2029 (c)	6,000,000	6,335,294
Dallas Fort Worth International Airport Series 2023 C, 5% 11/1/2026 (c)	1,800,000	1,815,393
Dallas Fort Worth International Airport Series 2025 A 1, 5% 11/1/2026 (c)	5,390,000	5,436,094
Dallas Fort Worth International Airport Series 2025 A 1, 5% 11/1/2027 (c)	13,170,000	13,535,279
Dallas Fort Worth International Airport Series 2025 A 2, 5% tender 11/1/2050 (b)(c)	7,500,000	7,878,462
Fort Bend Cnty TX Toll Rd Rev Series 2025, 5% 3/1/2028 (Assured Guaranty Inc Insured)	500,000	519,791
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2023, 5% tender 10/1/2052 (b)	550,000	566,280
Love Field TX Arpt Mod Rev 5% 11/1/2026 (c)	405,000	408,210
Love Field TX Arpt Mod Rev 5% 11/1/2027 (c)	415,000	426,103
North East Texas Regional Mobility Authority Series 2025A, 5% 1/1/2027	370,000	374,332
North East Texas Regional Mobility Authority Series 2025A, 5% 1/1/2028	500,000	515,763
North East Texas Regional Mobility Authority Series 2025B, 5% 1/1/2027	850,000	859,457
North East Texas Regional Mobility Authority Series 2025B, 5% 1/1/2028	500,000	514,588
North TX Twy Auth Rev Series 2023 A, 5% 1/1/2027	275,000	278,881
North TX Twy Auth Rev Series 2025 B, 5% 1/1/2028	5,100,000	5,273,850
Port of Houston Auth Series 2023, 5% 10/1/2026	955,000	962,358
San Antonio TX Arpt Sys Rev 5% 7/1/2026 (c)	500,000	500,818
TOTAL TRANSPORTATION		64,489,626
Water & Sewer - 0.6%
City of El Paso TX Water & Sewer Revenue Series 2017, 5% 3/1/2030	1,000,000	1,016,202
Houston TX Util Sys Rev Series 2018 C, 1.59% 5/15/2034 (Liquidity Facility Bank of America NA) VRDN (b)	10,000,000	10,000,000
Houston TX Util Sys Rev Series 2021 A, 5% 11/15/2027	1,000,000	1,035,989
San Antonio TX Wtr Rev Series 2013 F, 1% tender 5/1/2043 (b)	4,250,000	4,208,138
Temple Tex Util Sys Rev Series 2025, 5% 8/1/2028	500,000	524,742
Temple Tex Util Sys Rev Series 2025, 5% 8/1/2029	600,000	641,636
Temple Tex Util Sys Rev Series 2025, 5% 8/1/2030	405,000	439,761
TOTAL WATER & SEWER		17,866,468
TOTAL TEXAS		393,077,624
Utah - 0.5%
Electric Utilities - 0.0%
Intermountain Pwr Agy UT Pwr Series 2023 A, 5% 7/1/2026	935,000	936,725
Housing - 0.1%
UT Hsg Corp Multifamily Rev Series 2024 B, 3.4% tender 2/1/2028 (b)	1,500,000	1,506,820
UT Hsg Corp Multifamily Rev Series 2025, 3% tender 9/1/2045 (b)	1,000,000	998,845
TOTAL HOUSING		2,505,665
Industrial Development - 0.0%
Box Elder Cnty Utah Pollution Ctl Rev (Nucor Corp Proj.) 1.95% 4/1/2028 VRDN (b)	660,000	660,000
Special Tax - 0.0%
Vineyard Redev Agy Utah Tax Increment Rev Series 2021, 5% 5/1/2027 (Assured Guaranty Inc Insured)	240,000	244,612
Synthetics - 0.1%
Utah Hsg Corp Single Family Mtg Rev Participating VRDN 1.6% 1/1/2054 (b)(d)	1,675,000	1,675,000
Transportation - 0.3%
Salt Lake City UT Arpt Rev Series 2018A, 5% 7/1/2026 (c)	2,000,000	2,003,324
Salt Lake City UT Arpt Rev Series 2023A, 5% 7/1/2026 (c)	2,390,000	2,393,972
Salt Lake City UT Arpt Rev Series 2023A, 5% 7/1/2028 (c)	1,000,000	1,040,526
Salt Lake City UT Arpt Rev Series 2025A, 5% 7/1/2027 (c)	1,300,000	1,327,552
Salt Lake City UT Arpt Rev Series 2025A, 5% 7/1/2028 (c)	1,800,000	1,872,946
Salt Lake City UT Arpt Rev Series 2025A, 5% 7/1/2032 (c)	1,535,000	1,680,104
TOTAL TRANSPORTATION		10,318,424
TOTAL UTAH		16,340,426
Vermont - 0.1%
Education - 0.0%
Vermont St Stud Assit Corp 5% 6/15/2027 (c)	665,000	673,775
Housing - 0.1%
Vermont Hsg Fin Agy Series 2024 E 2, 3.5% 11/1/2026	2,954,000	2,955,642
Transportation - 0.0%
Burlington VT Arpt Rev Series 2022A, 5% 7/1/2028	540,000	560,242
TOTAL VERMONT		4,189,659
Virginia - 1.3%
Electric Utilities - 0.5%
Chesapeake VA Economic Dev Auth Pollution Ctl Rev (Virginia Electric And Power Co Proj.) Series 2008A, 3.65% tender 2/1/2032 (b)	6,360,000	6,410,564
Halifax Cnty VA Indl Dev Auth Pollution Ctl Rev (Virginia Electric And Power Co Proj.) 3.8% tender 12/1/2041 (b)	2,160,000	2,176,418
Louisa VA (Virginia Electric And Power Co Proj.) Series 2008 A, 3.65% tender 11/1/2035 (b)	4,450,000	4,485,378
Wise Cnty VA Indl Dev Auth Solid Waste & Sew Disp Rev (Virginia Electric And Power Co Proj.) Series 2009A, 3.125% tender 10/1/2040 (b)	250,000	249,264
Wise Cnty VA Indl Dev Auth Solid Waste & Sew Disp Rev (Virginia Electric And Power Co Proj.) Series 2010A, 3.8% tender 11/1/2040 (b)	2,800,000	2,821,283
TOTAL ELECTRIC UTILITIES		16,142,907
General Obligations - 0.1%
Virginia St Pub Bldg Auth Pub (Virginia St Proj.) 5% 8/1/2026 (c)	2,410,000	2,417,767
Health Care - 0.1%
Lynchburg Economic Development Authority (Centra Health Proj.) Series 2026B, 5% 1/1/2027	400,000	404,536
Lynchburg Economic Development Authority (Centra Health Proj.) Series 2026B, 5% 1/1/2028	750,000	773,375
Norfolk VA Economic Dev Auth Hosp Facs Rev (Sentara Hlth Sys Obl Group Proj.) Series 2016 B, 1.55% 11/1/2034 VRDN (b)	700,000	700,000
Norfolk VA Economic Dev Auth Hosp Facs Rev (Sentara Hlth Sys Obl Group Proj.) Series 2018 A, 5% tender 11/1/2048 (b)	300,000	315,054
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 5% 6/15/2026	35,000	35,020
TOTAL HEALTH CARE		2,227,985
Housing - 0.0%
Fairfax Cnty VA Redev & Hsg Auth Multi-Family Hsg Rev 5% tender 1/1/2045 (b)	170,000	173,482
Industrial Development - 0.3%
Botetourt Cnty Ind Dv Au Idr (Altec Industries Inc Proj.) 1.75% 1/1/2027 VRDN (b)(c)	1,500,000	1,500,000
Virginia Small Business Fing Auth Rev (Virginia Everywhere, Llc Proj.) 2.45% tender 9/3/2026, LOC Credit Agricole Corporate and Investment Bank/New York CP mode (c)	6,750,000	6,750,000
TOTAL INDUSTRIAL DEVELOPMENT		8,250,000
Other - 0.2%
Arlington Cnty VA Indl Dev Auth Multifamily Rev Series 2025, 3.1% tender 12/1/2055 (b)	3,350,000	3,350,023
Virginia Small Business Fing Auth Rev Series 2025, 5% 10/1/2027	1,205,000	1,242,027
TOTAL OTHER		4,592,050
Synthetics - 0.1%
Nat'l Sr Campuses Participating VRDN Series 2022 028, 1.92% 1/1/2045 (Liquidity Facility Barclays Bank PLC) (b)(d)	3,600,000	3,600,000
Transportation - 0.0%
Virginia Port Auth Port Fac Rev Series 2016 B, 5% 7/1/2033 (Pre-refunded to 7/1/2026 at 100) (c)	715,000	716,090
TOTAL VIRGINIA		38,120,281
Washington - 1.3%
Health Care - 0.4%
Skagit Cnty Wash Pub Hosp Dist No 1 Rev 4% 12/1/2026	1,300,000	1,302,767
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) 5% 8/15/2026	115,000	115,452
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) 5% 8/15/2027	50,000	51,215
Washington St Health Care Facs Auth Rev (Multicare Health System, WA Proj.) 5% 8/15/2026	5,045,000	5,063,894
Washington St Health Care Facs Auth Rev (Multicare Health System, WA Proj.) 5% 8/15/2029	2,105,000	2,226,828
Washington St Health Care Facs Auth Rev 5% 7/1/2027	1,250,000	1,250,628
Washington St Health Care Facs Auth Rev Series 2025A, 5% 3/1/2027	500,000	508,234
Washington St Health Care Facs Auth Rev Series 2025A, 5% 3/1/2028	610,000	631,853
TOTAL HEALTH CARE		11,150,871
Housing - 0.3%
Community Roots Housing Foundation Series 2024, 3.4% tender 2/1/2029 (b)	5,165,000	5,199,695
King Cnty Wash Hsg Auth Affordable Hsg Rev 5% 1/1/2028	65,000	65,739
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2025, 5% 1/1/2031	450,000	477,683
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2025, 5% 1/1/2032	490,000	522,767
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2025, 5% 7/1/2028	390,000	402,563
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2025, 5% 7/1/2030	350,000	371,755
Seattle Wash Hsg Auth Rev Series 2023, 5% 6/1/2027	650,000	652,996
Washington St Hsg Fin Commn Multifamily Hsg Rev Series 2023, 5% tender 12/1/2043 (b)	805,000	806,226
TOTAL HOUSING		8,499,424
Transportation - 0.4%
Port Seattle WA Rev Series 2018A, 5% 5/1/2027 (c)	2,140,000	2,183,352
Port Seattle WA Rev Series 2019, 5% 4/1/2027 (c)	500,000	509,178
Port Seattle WA Rev Series 2021C, 5% 8/1/2027 (c)	200,000	205,166
Port Seattle WA Rev Series 2021C, 5% 8/1/2029 (c)	645,000	684,511
Port Seattle WA Rev Series 2022B, 5% 8/1/2026 (c)	835,000	837,931
Port Seattle WA Rev Series 2024B, 5% 7/1/2027 (c)	3,000,000	3,071,988
Port Seattle WA Rev Series 2025 B, 5% 10/1/2028 (c)	1,930,000	2,021,410
Port Seattle WA Rev Series 2025 B, 5% 10/1/2029 (c)	1,000,000	1,064,149
TOTAL TRANSPORTATION		10,577,685
Water & Sewer - 0.2%
King Cnty WA Swr Rev Series 2025 B, 2.8% 1/1/2042 (Liquidity Facility Bank of America NA) VRDN (b)	7,000,000	7,000,000
TOTAL WASHINGTON		37,227,980
West Virginia - 0.4%
Electric Utilities - 0.0%
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Appalachian Power Co Proj.) Series 2009A, 3.7% tender 12/1/2042 (b)	1,000,000	1,012,883
Health Care - 0.1%
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2018 E, 2.19% 6/1/2033 VRDN (b)	3,050,000	3,050,000
Industrial Development - 0.2%
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Appalachian Power Co Proj.) Series 2011A, 3.3% tender 1/1/2041 (b)(c)	3,980,000	3,998,303
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Nucor Steel West Virginia Llc Proj.) Series 2025A 1, 1.85% 11/1/2065 (Nucor Corp Guaranteed) VRDN (b)(c)	1,500,000	1,500,000
TOTAL INDUSTRIAL DEVELOPMENT		5,498,303
Resource Recovery - 0.1%
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev Series 2014A, 4.7% tender 4/1/2036 (b)(c)	3,085,000	3,087,139
Special Tax - 0.0%
Ohio Cnty WV Cnty Commn Spl Dist Excise Tax Rev Series 2025A, 5% 6/1/2027 (Assured Guaranty Inc Insured)	300,000	306,123
TOTAL WEST VIRGINIA		12,954,448
Wisconsin - 1.5%
General Obligations - 0.1%
City of Racine WI Gen. Oblig. 2% 12/1/2033	250,000	214,131
Milwaukee WI Gen. Oblig. 2% 3/1/2027	1,610,000	1,595,733
PMA Levy & Aid Anticipation Notes Program TRAN (Wauwatosa Wis Sch Dist Proj.) 5% 9/24/2026	1,900,000	1,911,548
Racine WI Uni Sch Dist 5% 4/1/2027 (Assured Guaranty Inc Insured)	150,000	152,790
Racine WI Uni Sch Dist 5% 4/1/2028 (Assured Guaranty Inc Insured)	175,000	182,048
Racine WI Uni Sch Dist 5% 4/1/2029 (Assured Guaranty Inc Insured)	250,000	265,265
Wisconsin St Gen. Oblig. Series 2027 1, 5% 5/1/2030 (i)	250,000	266,638
TOTAL GENERAL OBLIGATIONS		4,588,153
Health Care - 0.6%
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 5% 6/1/2026	515,000	515,000
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) Series 2025 A, 5% 6/1/2028	1,000,000	1,038,823
Univ of Wis Hosp & Clinics Auth (Uw Health Proj.) Series 2018 C, 2.85% 4/1/2048 (Liquidity Facility BMO Bank NA) VRDN (b)	3,000,000	3,000,000
Wisconsin Health & Edl Facs Auth Health Facs Rev (Unitypoint Health Proj.) Series 2014A, 5% 12/1/2026	2,175,000	2,176,610
Wisconsin Health & Educational Facilities Authority (Ascension Health Credit Group Proj.) Series 2019 A, 5% 11/15/2028	285,000	300,080
Wisconsin Health & Educational Facilities Authority (Bellin Hosp Proj.) Series 2019 A, 5% 12/1/2026	200,000	201,911
Wisconsin St Health & Edl Facs Auth Rev (Advocate Health Care Network Proj.) 5% tender 8/15/2054 (b)	3,825,000	3,830,059
Wisconsin St Health & Edl Facs Auth Rev (Froedtert Thedacare Proj.) Series 2025 B, 5% 10/1/2029	2,190,000	2,342,132
Wisconsin St Health & Edl Facs Auth Rev (Mercy Alliance Inc Proj.) Series 2025A, 5% 6/1/2029	735,000	776,627
Wisconsin St Health & Edl Facs Auth Rev (Sanford Health, SD Proj.) Series 2024 A, 5% 2/15/2027	790,000	801,276
Wisconsin St Health & Edl Facs Auth Rev (Sanford Health, SD Proj.) Series 2024 A, 5% 2/15/2028	515,000	531,763
Wisconsin St Health & Edl Facs Auth Rev (Sanford Health, SD Proj.) Series 2024 A, 5% 2/15/2029	1,910,000	2,003,208
TOTAL HEALTH CARE		17,517,489
Housing - 0.1%
Wisconsin Hsg & Econ Dev Auth Home Ownership (WI Home Ownership Proj.) Series 2004E, 1.42% 9/1/2035 VRDN (b)(c)	4,260,000	4,260,000
Wisconsin Hsg & Eda Hsg Rev (Wi Mhsg Rev 2007 Proj.) Series 2023 E, 3.875% tender 11/1/2054 (b)	255,000	255,112
TOTAL HOUSING		4,515,112
Industrial Development - 0.2%
Wisconsin St Health & Edl Facs Auth Rev (WI Forensic Science Proj Proj.) Series 2024, 5% 8/1/2027 (f)	5,675,000	5,685,343
Other - 0.2%
Milwaukee WI Gen. Oblig. Series 2023 N3, 5% 4/1/2028 (Assured Guaranty Inc Insured)	1,690,000	1,758,676
Peshtigo School District 4.75% 3/1/2027	905,000	906,201
Wisconsin Hsg & Economic Dev Auth Multifamily Hsg 5% tender 11/1/2058 (b)	3,250,000	3,291,464
Wisconsin St Health & Edl Facs Auth Rev 4% 9/15/2026	220,000	220,020
TOTAL OTHER		6,176,361
Resource Recovery - 0.2%
Public Fin Auth Wis Pollutionctl Rev (Duke Energy Progress Llc Proj.) Series 2022A 1, 3.3% tender 10/1/2046 (b)	3,300,000	3,300,612
Public Fin Auth Wis Sld Waste (Waste Management Inc Del Proj.) Series A 3, 2.95% tender 9/1/2027 (b)(c)	1,400,000	1,400,000
TOTAL RESOURCE RECOVERY		4,700,612
Water & Sewer - 0.1%
Sharon Wis Util Sys Rev Series 2024A, 5% 12/1/2026	2,150,000	2,150,000
TOTAL WISCONSIN		45,333,070
Wyoming - 0.1%
Health Care - 0.1%
Sublette Cnty Wyo Hosp Dist Rev 5% 6/15/2026	2,000,000	2,000,080
Housing - 0.0%
Wyoming Community Development Authority (WY Single Family Proj.) Series 2022 1, 3.5% 6/1/2052	930,000	925,894
TOTAL WYOMING		2,925,974
TOTAL MUNICIPAL SECURITIES (Cost $2,544,401,570)		2,548,636,355

Money Market Funds - 4.3%
	Yield (%)	Shares	Value ($)
Fidelity Investments Money Market Government Portfolio - Institutional Class (j)(k)	3.55	45,696,202	45,696,202
Fidelity Municipal Cash Central Fund (l)(m)	2.01	32,604,013	32,610,534
Fidelity SAI Municipal Money Market Fund (j)(k)	1.87	44,995,378	45,004,377
State Street Institutional U.S. Government Money Market Fund Premier Class (k)	3.56	5,830,352	5,830,352
TOTAL MONEY MARKET FUNDS (Cost $129,128,614)			129,141,465

TOTAL INVESTMENT IN SECURITIES - 101.5% (Cost $3,014,158,358)	3,017,889,099
NET OTHER ASSETS (LIABILITIES) - (1.5)%	(44,523,399)
NET ASSETS - 100.0%	2,973,365,700

Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
ETF	-	EXCHANGE-TRADED FUND
RAN	-	REVENUE ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)	Provides evidence of ownership in one or more underlying municipal bonds. Coupon rates are determined by re-marketing agents based on current market conditions.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $35,182,487 or 1.2% of net assets.

(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $43,055,054 or 1.4% of net assets.

(g)	Zero coupon bond which is issued at a discount.
(h)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(i)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j)	Affiliated fund.
(k)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2023 MIZ9157, 1.8% 12/1/2063 (Liquidity Facility Mizuho Capital Markets LLC)	12/21/2023	1,500,000

California Statewide Cmntys Dev Auth Multi Fam Hsg Rev Participating VRDN Series 2025 MIZ9232, 1.85% 10/8/2028 (Liquidity Facility Mizuho Capital Markets LLC)	10/9/2025	2,600,000

California Statewide Cmntys Dev Auth Multi Fam Hsg Rev Participating VRDN Series 2025 MIZ9233, 1.85% 12/1/2027 (Liquidity Facility Mizuho Capital Markets LLC)	10/9/2025	7,310,000

El Paso TX Hsg Fin Auth Participating VRDN Series 2022 MIZ9104, 1.8% 8/1/2062 (Liquidity Facility Mizuho Capital Markets LLC)	8/5/2022	1,118,240

Metropolitan Govt Nashville & Davidson County Hlth & Edl Facs Participating VRDN Series 2024 MIZ9163, 1.8% 12/1/2062 (Liquidity Facility Mizuho Capital Markets LLC)	1/18/2024	1,300,000

Miami Dade County Hsg Multi Fam Hsg Rev Participating VRDN Series 2022 MIZ9087, 1.8% 11/1/2061 (Liquidity Facility Mizuho Capital Markets LLC)	1/27/2022	920,000

Nat'l Fin Auth NH Specialty Bonds Series 2024 MS0023, 1.87% tender 12/15/2030 (Liquidity Facility Morgan Stanley Bank NA)	4/16/2024	3,945,000

Saint Paul Hsg & Redev Auth Rev Participating VRDN Series 2023 MIZ9145, 1.8% 6/1/2063 (Liquidity Facility Mizuho Capital Markets LLC)	9/26/2024	2,420,000

St Louis County Ind Dev Auth Multi Fam Hsg Rev Participating VRDN 1.8% 10/1/2063 (Liquidity Facility Mizuho Capital Markets LLC)	11/17/2023	1,700,000

Steele Duncan Plaza LLC Participating VRDN Series 2022 MIZ9103, 1.8% 8/1/2062 (Liquidity Facility Mizuho Capital Markets LLC)	8/11/2022	1,269,247

Texas Affordable Hsg Corp Multi Fam Hsg Rev Participating VRDN 1.8% 10/1/2062 (Liquidity Facility Mizuho Capital Markets LLC)	1/27/2023	11,100,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	70,423,183	342,024,501	379,837,129	764,505	-	(21)	32,610,534	32,604,013	0.9%
Total	70,423,183	342,024,501	379,837,129	764,505	-	(21)	32,610,534

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Investments Money Market Government Portfolio - Institutional Class	97,567,726	508,742,265	560,613,789	2,045,043	-	-	45,696,202	45,696,202
Fidelity SAI Municipal Money Market Fund	43,912,669	1,091,708	-	1,091,792	-	-	45,004,377	44,995,378
	141,480,395	509,833,973	560,613,789	3,136,835	-	-	90,700,579

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Fixed-Income Funds	340,111,279	340,111,279	-	-

Municipal Securities
Education	121,729,917	-	121,729,917	-
Electric Utilities	157,983,008	-	157,983,008	-
Escrowed/Pre-Refunded	18,120,812	-	18,120,812	-
General Obligations	545,163,290	-	545,163,290	-
Health Care	360,338,256	-	360,338,256	-
Housing	221,298,902	-	221,298,902	-
Industrial Development	168,174,764	-	168,174,764	-
Lease Revenue	34,780,217	-	34,780,217	-
Other	144,916,271	-	144,916,271	-
Pooled Loans	19,447,263	-	19,447,263	-
Resource Recovery	163,774,716	-	163,774,716	-
Special Tax	67,080,239	-	67,080,239	-
Synthetics	151,117,668	-	151,117,668	-
Tobacco Bonds	12,499,462	-	12,499,462	-
Transportation	301,813,369	-	301,813,369	-
Water & Sewer	60,398,201	-	60,398,201	-

Money Market Funds	129,141,465	129,141,465	-	-
Total Investments in Securities:	3,017,889,099	469,252,744	2,548,636,355	-
Financial Statements
Statement of Assets and Liabilities
As of May 31, 2026
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $2,890,860,075)	$2,894,577,986
Fidelity Central Funds (cost $32,610,534)	32,610,534
Other affiliated issuers (cost $90,687,749)	90,700,579

Total Investment in Securities (cost $3,014,158,358)		$3,017,889,099
Receivable for investments sold		10,357,016
Receivable for fund shares sold		5,353,615
Dividends receivable		536,580
Interest receivable		27,115,816
Distributions receivable from Fidelity Central Funds		66,259
Prepaid expenses		5,090
Other receivables		14,925
Total assets		3,061,338,400
Liabilities
Payable to custodian bank	$4,049,008
Payable for investments purchased
Regular delivery	32,450,001
Delayed delivery	40,184,203
Payable for fund shares redeemed	3,668,830
Distributions payable	7,383,806
Accrued management fee	168,762
Other payables and accrued expenses	68,090
Total liabilities		87,972,700
Net Assets		$2,973,365,700
Net Assets consist of:
Paid in capital		$2,982,779,355
Total accumulated earnings (loss)		(9,413,655)
Net Assets		$2,973,365,700
Net Asset Value, offering price and redemption price per share ($2,973,365,700 ÷ 296,035,658 shares)		$10.04
Statement of Operations
Year ended May 31, 2026
Investment Income
Dividends:
Unaffiliated issuers		$10,734,613
Affiliated issuers		3,136,641
Interest		86,621,073
Income from Fidelity Central Funds		764,505
Total income		101,256,832
Expenses
Management fee	$10,301,005
Custodian fees and expenses	29,262
Independent trustees' fees and expenses	13,569
Registration fees	46,043
Audit fees	63,662
Legal	2,977
Miscellaneous	13,229
Total expenses before reductions	10,469,747
Expense reductions	(8,129,133)
Total expenses after reductions		2,340,614
Net Investment income (loss)		98,916,218
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	1,283,296
Capital gain distributions from underlying funds:
Affiliated issuers	194
Total net realized gain (loss)		1,283,490
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	7,892,378
Fidelity Central Funds	(21)
Total change in net unrealized appreciation (depreciation)		7,892,357
Net gain (loss)		9,175,847
Net increase (decrease) in net assets resulting from operations		$108,092,065
Statement of Changes in Net Assets

	Year ended May 31, 2026	Year ended May 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$98,916,218	$117,993,506
Net realized gain (loss)	1,283,490	168,558
Change in net unrealized appreciation (depreciation)	7,892,357	22,216,859
Net increase (decrease) in net assets resulting from operations	108,092,065	140,378,923
Distributions to shareholders	(98,476,206)	(117,742,552)

Share transactions
Proceeds from sales of shares	762,603,657	908,905,836
Reinvestment of distributions	11,287	13,833
Cost of shares redeemed	(1,215,214,179)	(1,419,872,768)

Net increase (decrease) in net assets resulting from share transactions	(452,599,235)	(510,953,099)
Total increase (decrease) in net assets	(442,983,376)	(488,316,728)

Net Assets
Beginning of period	3,416,349,076	3,904,665,804
End of period	$2,973,365,700	$3,416,349,076

Other Information
Shares
Sold	75,867,458	90,733,794
Issued in reinvestment of distributions	1,123	1,381
Redeemed	(120,855,831)	(141,746,646)
Net increase (decrease)	(44,987,250)	(51,011,471)

Financial Highlights
Strategic Advisers® Tax-Sensitive Short Duration Fund

Years ended May 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$10.02	$9.96	$9.92	$9.92	$10.05
Income from Investment Operations
Net investment income (loss) A,B	.310	.328	.318	.190	.044
Net realized and unrealized gain (loss)	.018	.059	.041	.001	(.130)
Total from investment operations	.328	.387	.359	.191	(.086)
Distributions from net investment income	(.308)	(.327)	(.319)	(.191)	(.044)
Total distributions	(.308)	(.327)	(.319)	(.191)	(.044)
Net asset value, end of period	$10.04	$10.02	$9.96	$9.92	$9.92
Total Return C	3.32%	3.94%	3.67%	1.94%	(.85)%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.33%	.32%	.32%	.32%	.32%
Expenses net of fee waivers, if any	.07%	.07%	.07%	.07%	.07%
Expenses net of all reductions, if any	.07%	.07%	.07%	.07%	.07%
Net investment income (loss)	3.08%	3.28%	3.20%	1.92%	.44%
Supplemental Data
Net assets, end of period (000 omitted)	$2,973,366	$3,416,349	$3,904,666	$4,111,702	$4,559,412
Portfolio turnover rate F	64%	70%	68%	80%	53%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended May 31, 2026

1. Organization.
Strategic Advisers Tax-Sensitive Short Duration Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to certain managed account clients of Strategic Advisers LLC (Strategic Advisers), an affiliate of Fidelity Management & Research Company LLC (FMR).
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2026 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of May 31, 2026, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$7,133,265
Gross unrealized depreciation	(3,021,306)
Net unrealized appreciation (depreciation)	$4,111,959
Tax Cost	$3,013,777,140

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$(13,522,661)
Net unrealized appreciation (depreciation) on securities and other investments	$4,111,959

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(3,173,651)
Long-term	(10,349,010)
Total capital loss carryforward	$(13,522,661)

The tax character of distributions paid was as follows:

	May 31, 2026	May 31, 2025
Tax-exempt Income	$95,976,722	$112,712,765
Ordinary Income	$2,499,484	$5,029,787
Total	$98,476,206	$117,742,552

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
3. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Strategic Advisers Tax-Sensitive Short Duration Fund	1,576,550,183	1,994,921,430
4. Fees and Other Transactions with Affiliates.
Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month to the aggregate of the fee rates, payable monthly by the investment adviser, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .55% of the Fund's average net assets. For the reporting period, the total annual management fee rate was .32% of the Fund's average net assets.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Sub-Advisers. FIAM LLC (an affiliate of the investment adviser), T. Rowe Price Associates, Inc. and Allspring Global Investments, LLC each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid as described in the Management Fee note.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Strategic Advisers Tax-Sensitive Short Duration Fund	$14,925

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Strategic Advisers Tax-Sensitive Short Duration Fund	33,402,881	44,493,852	755

5. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Strategic Advisers Tax-Sensitive Short Duration Fund	3,989

7. Expense Reductions.
The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2028. During the period, this waiver reduced the Fund's management fee by $8,025,240. Expense reductions also include certain voluntary fee discount arrangements, which are currently in effect for the Fund. During the period, these voluntary arrangements amounted to $78,881.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $25,012.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	Strategic Advisers Tax-Sensitive Short Duration Fund
Fidelity SAI Municipal Money Market Fund	99%

9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Rutland Square Trust II and Shareholders of Strategic Advisers Tax-Sensitive Short Duration Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Strategic Advisers Tax-Sensitive Short Duration Fund (one of the funds constituting Fidelity Rutland Square Trust II, referred to hereafter as the "Fund") as of May 31, 2026, the related statement of operations for the year ended May 31, 2026, the statement of changes in net assets for each of the two years in the period ended May 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2026 and the financial highlights for each of the five years in the period ended May 31, 2026 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2026 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
July 15, 2026

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 50.73% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

During fiscal year ended 2026, 96.54% of the fund's income dividends was free from federal income tax, and 27.71% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in the first quarter of 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9885904.108
TSS-ANN-0726
Strategic Advisers® Short Duration Fund

Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public

Annual Report
May 31, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Strategic Advisers® Short Duration Fund
Schedule of Investments May 31, 2026
Showing Percentage of Net Assets
Asset-Backed Securities - 7.5%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.3%
Fortress Credit BSL Ltd Series 2024-2A Class AR, CME Term SOFR 3 month Index + 1.4%, 5.0752% 10/18/2033 (b)(c)(d)	1,523,336	1,524,207
Hartwick Park CLO Ltd Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.16%, 4.8352% 1/20/2037 (b)(c)(d)	2,899,000	2,898,072
HPS Loan Management Ltd Series 2026-19A Class A1R, CME Term SOFR 3 month Index + 1.26%, 4.8985% 4/15/2037 (b)(c)(d)	570,000	570,997
Neuberger Berman Loan Advisers CLO Ltd Series 2026-51A Class AR2, CME Term SOFR 3 month Index + 1%, 4.6661% 10/23/2036 (b)(c)(d)	2,025,000	2,025,905
Neuberger Berman Loan Advisers Nbla CLO 50 Ltd / Neuberger Berman Ln Series 2026-50A Class AR2, CME Term SOFR 3 month Index + 1.04%, 4.7061% 7/23/2036 (b)(c)(d)	3,825,000	3,826,867
Peebles Park CLO Ltd Series 2026-1A Class AR, CME Term SOFR 3 month Index + 1.22%, 4.8262% 4/21/2037 (b)(c)(d)	645,000	645,000
Symphony CLO Ltd Series 2026-37A Class AR2, CME Term SOFR 3 month Index + 1.13%, 4.8052% 1/20/2037 (b)(c)(d)	1,815,000	1,811,403
Valley Stream Park CLO Ltd / Valley Stream Park CLO LLC Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.19%, 4.8652% 1/20/2037 (b)(c)(d)	1,526,000	1,526,380
TOTAL BAILIWICK OF JERSEY		14,828,831
CANADA - 0.0%
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (d)	77,064	77,346
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (d)	210,862	212,670
Securitized Term Auto Receivables Trust Series 2025-A Class B, 5.038% 7/25/2031 (d)	639,267	644,185
Securitized Term Auto Receivables Trust Series 2025-B Class B, 4.925% 12/29/2032 (d)	154,922	155,979
Securitized Term Auto Receivables Trust Series 2025-B Class C, 5.121% 12/29/2032 (d)	58,871	59,265
Securitized Term Auto Receivables Trust Series 2026-A Class B, 4.284% 3/25/2033 (d)	498,629	496,241
Securitized Term Auto Receivables Trust Series 2026-A Class C, 4.431% 3/25/2033 (d)	180,538	179,620
TOTAL CANADA		1,825,306
GRAND CAYMAN (UK OVERSEAS TER) - 2.3%
AIMCO CLO Series 2026-BA Class AR3, CME Term SOFR 3 month Index + 1.2%, 4.8795% 4/16/2037 (b)(c)(d)	2,650,000	2,650,782
Alinea CLO Ltd Series 2025-1A Class BR, CME Term SOFR 3 month Index + 1.15%, 4.8252% 7/20/2031 (b)(c)(d)	58,974	58,969
Anthelion CLO Ltd Series 2025-1A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.1752% 7/20/2036 (b)(c)(d)	1,140,000	1,141,358
Ares Lx Clo Ltd Series 2026-60A Class CR, CME Term SOFR 3 month Index + 1.75%, 5.4252% 7/18/2034 (b)(c)(d)	2,830,000	2,827,354
Ares XXXIV CLO Ltd Series 2025-2A Class X, CME Term SOFR 3 month Index + 1%, 4.6804% 7/17/2038 (b)(c)(d)	1,457,143	1,457,092
Bain Capital Credit CLO Series 2025-5A Class ARR, CME Term SOFR 3 month Index + 1.15%, 4.8252% 4/20/2034 (b)(c)(d)	1,485,000	1,485,282
Balboa Bay Loan Funding Ltd Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1.16%, 4.8352% 4/20/2036 (b)(c)(d)	1,285,000	1,285,664
Battalion CLO X Ltd / Battalion CLO X LLC Series 2025-10A Class A2R3, CME Term SOFR 3 month Index + 1.75%, 5.4171% 1/24/2035 (b)(c)(d)	1,945,000	1,946,422
Battalion CLO XV Ltd / Battalion CLO XV LLC Series 2025-15A Class A1RR, CME Term SOFR 3 month Index + 0.98%, 4.6604% 1/17/2033 (b)(c)(d)	1,799,737	1,797,809
Battalion CLO XV Ltd / Battalion CLO XV LLC Series 2025-15A Class CR, CME Term SOFR 3 month Index + 1.9%, 5.5804% 1/17/2033 (b)(c)(d)	715,000	712,993
BETHP Series 2026-1A Class AR, CME Term SOFR 3 month Index + 1.06%, 4.6956% 10/15/2036 (b)(c)(d)	815,000	815,163
BETHP Series 2026-1A Class BR, CME Term SOFR 3 month Index + 1.5%, 5.1356% 10/15/2036 (b)(c)(d)	2,675,000	2,677,771
Bluemountain CLO Ltd / Bluemountain CLO LLC Series 2024-3A Class A1R, CME Term SOFR 3 month Index + 1.19%, 4.8566% 10/25/2030 (b)(c)(d)	145,528	145,835
Bluemountain CLO Ltd Series 2024-3A Class A1R2, CME Term SOFR 3 month Index + 1.2%, 4.8511% 11/15/2030 (b)(c)(d)	87,964	87,993
Buckhorn Park CLO Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.07%, 4.7452% 7/18/2034 (b)(c)(d)	2,500,000	2,501,750
Canyon Capital CLO Ltd Series 2025-2A Class AR2, CME Term SOFR 3 month Index + 1.01%, 4.6831% 10/15/2034 (b)(c)(d)	990,000	988,395
Chenango Park CLO Ltd Series 2025-1A Class A2R, CME Term SOFR 3 month Index + 1.45%, 5.1231% 4/15/2030 (b)(c)(d)	42,410	42,415
Chenango Park CLO Ltd Series 2025-1A Class BR, CME Term SOFR 3 month Index + 1.8%, 5.4731% 4/15/2030 (b)(c)(d)	1,200,000	1,201,785
CIFC Funding Ltd Series 2025-2A Class A1R, CME Term SOFR 3 month Index + 0.97%, 4.6452% 4/19/2035 (b)(c)(d)	3,000,000	2,992,245
CIFC Funding Ltd Series 2025-4A Class AR, CME Term SOFR 3 month Index + 1.09%, 4.7695% 7/16/2035 (b)(c)(d)	375,000	375,188
Clover CLO Ltd Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1%, 4.6752% 4/18/2035 (b)(c)(d)	1,635,000	1,635,518
Dryden 45 Senior Loan Fund Series 2024-45A Class BRR, CME Term SOFR 3 month Index + 1.65%, 5.3231% 10/15/2030 (b)(c)(d)	1,290,000	1,292,923
Dryden 68 CLO Ltd Series 2024-68A Class ARR, CME Term SOFR 3 month Index + 1.1%, 4.7731% 7/15/2035 (b)(c)(d)	2,331,000	2,332,748
Flatiron CLO 28 Ltd / Flatiron CLO LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.08%, 4.7531% 7/15/2036 (b)(c)(d)	3,497,000	3,497,000
Fortress Credit BSL Ltd Series 2024-1A Class A2R, CME Term SOFR 3 month Index + 1.4%, 5.0661% 7/23/2032 (b)(c)(d)	980,000	979,701
Fortress Credit BSL Ltd Series 2024-1A Class BR, CME Term SOFR 3 month Index + 1.65%, 5.3161% 7/23/2032 (b)(c)(d)	1,250,000	1,250,450
Fortress Credit BSL Ltd Series 2024-2A Class A1AR, CME Term SOFR 3 month Index + 1.05%, 4.7221% 10/20/2032 (b)(c)(d)	150,170	150,184
Fortress Credit BSL Ltd Series 2024-2A Class A2R, CME Term SOFR 3 month Index + 1.4%, 5.0721% 10/20/2032 (b)(c)(d)	2,455,000	2,454,760
Fortress Credit BSL Ltd Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.57%, 5.2361% 4/23/2036 (b)(c)(d)	265,000	265,288
FTAI MRE Cayman Ltd Series 2026-1A Class A, 5.632% 6/15/2051 (d)	500,000	500,900
Galaxy XXII CLO Ltd Series 2026-22A Class CR4, CME Term SOFR 3 month Index + 1.6%, 5.2795% 4/16/2034 (b)(c)(d)	700,000	699,296
Golub Cap Partners Static Ltd Series 2025-1A Class BR, CME Term SOFR 3 month Index + 1.5%, 5.1752% 7/20/2035 (b)(c)(d)	2,930,000	2,929,877
Invesco CLO Ltd Series 2025-3A Class A1R, CME Term SOFR 3 month Index + 1.08%, 4.7436% 10/22/2034 (b)(c)(d)	2,820,000	2,820,355
Jamestown CLO XV Ltd / Jamestown CLO XV Corp Series 2026-15A Class A1R2, CME Term SOFR 3 month Index + 1.05%, 4.7231% 7/15/2035 (b)(c)(d)	250,000	249,991
KKR CLO 34 Ltd Series 2025-34A Class AR, CME Term SOFR 3 month Index + 1.1%, 4.7731% 7/15/2034 (b)(c)(d)	845,000	845,334
KKR CLO 38 Ltd Series 2025-38A Class A1R, CME Term SOFR 3 month Index + 1.15%, 4.8231% 1/15/2038 (b)(c)(d)	1,480,000	1,478,683
KKR CLO 40 Ltd Series 2024-40A Class AR, CME Term SOFR 3 month Index + 1.3%, 4.9752% 10/20/2034 (b)(c)(d)	1,980,000	1,981,366
KKR CLO Ltd / KKR CLO LLC Series 2025-18 Class A1R2, CME Term SOFR 3 month Index + 1.05%, 4.7252% 10/18/2035 (b)(c)(d)	1,908,022	1,907,956
KKR CLO Ltd Series 2025-33A Class AR, CME Term SOFR 3 month Index + 1.08%, 4.7552% 7/20/2034 (b)(c)(d)	1,800,000	1,799,636
KKR CLO Ltd Series 2025-33A Class BR, CME Term SOFR 3 month Index + 1.6%, 5.2752% 7/20/2034 (b)(c)(d)	1,145,000	1,146,893
Lcm Ltd Series 2026-39A Class A1R2, CME Term SOFR 3 month Index + 1.04%, 4.7131% 10/15/2034 (b)(c)(d)	2,545,000	2,544,911
Madison Park Funding XLV Ltd / Madison Park Funding XLV LLC Series 2024-45A Class ARR, CME Term SOFR 3 month Index + 1.08%, 4.7531% 7/15/2034 (b)(c)(d)	2,860,000	2,860,795
Madison Park Funding XXIV Ltd Series 2024-24A Class CR2, CME Term SOFR 3 month Index + 2.05%, 5.7252% 10/20/2029 (b)(c)(d)	855,000	856,305
Magnetite XXI Ltd Series 2026-21AR Class AR2, CME Term SOFR 3 month Index + 0.98%, 0.98% 4/20/2034 (b)(c)(d)	3,500,000	3,500,000
Magnetite XXII Ltd / Magnetite XXII LLC Series 2024-22A Class ARR, CME Term SOFR 3 month Index + 1.25%, 4.9231% 7/15/2036 (b)(c)(d)	2,408,000	2,408,917
Magnetite XXIII Ltd Series 2026-23A Class AR2, CME Term SOFR 3 month Index + 0.99%, 4.6566% 1/25/2035 (b)(c)(d)	1,780,000	1,780,664
Marble Point CLO XV Ltd Series 2024-1A Class A1R2, CME Term SOFR 3 month Index + 1.04%, 4.7061% 7/23/2032 (b)(c)(d)	904,915	904,550
Marble Point CLO XXI Ltd Series 2026-3A Class BR, CME Term SOFR 3 month Index + 1.5%, 5.1804% 10/17/2034 (b)(c)(d)	2,100,000	2,100,620
Nassau Ltd Series 2026-1A Class B1RR, CME Term SOFR 3 month Index + 1.6%, 0% 1/15/2035 (b)(c)(d)	1,900,000	1,900,000
Northwoods Capital XIV-B Ltd Series 2024-14BA Class AR, CME Term SOFR 3 month Index + 1.25%, 4.894% 11/13/2031 (b)(c)(d)	925,817	925,800
OHA Credit Funding 22 Ltd Series 2025-22A Class A1, CME Term SOFR 3 month Index + 1.33%, 5.0052% 7/20/2038 (b)(c)(d)	1,854,000	1,855,099
Ozlm Funding II Ltd Series 2025-2A Class AR4, CME Term SOFR 3 month Index + 1.2%, 4.8634% 7/30/2037 (b)(c)(d)	1,850,000	1,851,247
Ozlm Funding II Ltd Series 2025-2A Class BR4, CME Term SOFR 3 month Index + 1.75%, 5.4134% 7/30/2037 (b)(c)(d)	1,710,000	1,710,219
Ozlm Xix Ltd Series 2026-19A Class A1R3, CME Term SOFR 3 month Index + 1%, 4.6731% 1/15/2035 (b)(c)(d)	2,155,000	2,153,996
Palmer Square Loan Funding Ltd / Palmer Square Loan Funding LLC Series 2025-2A Class A1, CME Term SOFR 3 month Index + 0.94%, 4.6131% 7/15/2033 (b)(c)(d)	2,251,887	2,251,819
Palmer Square Loan Funding Ltd Series 2026-3A Class BR, CME Term SOFR 3 month Index + 1.45%, 5.0996% 8/8/2032 (b)(c)(d)	680,000	679,930
Post CLO Ltd Series 2026-1A Class BR, CME Term SOFR 3 month Index + 1.45%, 5.1252% 4/20/2035 (b)(c)(d)	1,065,000	1,064,956
Romark CLO Ltd Series 2024-2A Class A2R, CME Term SOFR 3 month Index + 1.65%, 5.3166% 7/25/2031 (b)(c)(d)	2,150,000	2,151,144
RR Ltd Series 2025-16A Class A1R, CME Term SOFR 3 month Index + 1.05%, 4.7231% 7/15/2036 (b)(c)(d)	1,100,000	1,100,717
Sound Point CLO XXII Ltd Series 2024-1A Class BRR, CME Term SOFR 3 month Index + 1.65%, 5.3252% 1/20/2032 (b)(c)(d)	250,000	250,186
Sound Point CLO Xxxi Ltd Series 2026-3AR Class AR, CME Term SOFR 3 month Index + 1.07%, 0% 10/25/2034 (b)(c)(d)	2,240,000	2,240,000
Stratus Funding CLO Series 2025-1A Class B, CME Term SOFR 3 month Index + 1.45%, 5.1231% 7/15/2033 (b)(c)(d)	620,000	619,974
Symphony CLO 43 Ltd Series 2026-43AR Class A1R, CME Term SOFR 3 month Index + 1.23%, 0% 4/15/2037 (b)(c)(d)	1,290,000	1,290,000
Symphony CLO Xxiii Ltd Series 2025-23A Class AR2, CME Term SOFR 3 month Index + 0.9%, 4.5731% 1/15/2034 (b)(c)(d)	929,279	929,606
Trinitas CLO VI Ltd / Trinitas CLO VI LLC Series 2025-6A Class AR4, CME Term SOFR 3 month Index + 1.11%, 4.7766% 1/25/2034 (b)(c)(d)	1,829,989	1,830,851
Voya CLO Ltd / Voya CLO LLC Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.9252% 4/20/2035 (b)(c)(d)	1,888,000	1,889,644
Voya CLO Ltd Series 2024-2A Class AR, CME Term SOFR 3 month Index + 1.2%, 4.8752% 7/20/2032 (b)(c)(d)	2,045,502	2,047,083
Wellfleet CLO Ltd Series 2025-1A Class BR, CME Term SOFR 3 month Index + 1.65%, 5.3252% 4/20/2034 (b)(c)(d)	1,510,000	1,510,291
Wind River CLO Ltd Series 2026-1AR Class ARR, CME Term SOFR 3 month Index + 1.15%, 0% 7/20/2035 (b)(c)(d)	3,375,000	3,375,000
Wind River CLO Ltd Series 2026-1AR Class B1RR, CME Term SOFR 3 month Index + 1.5%, 0% 7/20/2035 (b)(c)(d)	2,795,000	2,795,000
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		110,790,448
UNITED STATES - 4.9%
Affirm Asset Securitization Trust Series 2025-X2 Class A, 4.45% 10/15/2030 (d)	1,377,618	1,378,961
Affirm Master Trust Series 2025-2A Class A, 4.67% 7/15/2033 (d)	655,000	657,612
Affirm Master Trust Series 2025-2A Class B, 5.06% 7/15/2033 (d)	685,000	686,997
Affirm Master Trust Series 2025-3A Class A, 4.45% 10/16/2034 (d)	550,000	546,630
Affirm Master Trust Series 2026-1A Class A, 4.37% 2/15/2034 (d)	1,385,000	1,377,312
Affirm Master Trust Series 2026-1A Class B, 4.57% 2/15/2034 (d)	210,000	208,966
Affirm Master Trust Series 2026-1A Class C, 4.72% 2/15/2034 (d)	855,000	850,153
AFFRM Series 2026-X1 Class A, 4.27% 4/15/2031 (d)	2,420,000	2,420,521
AFFRM Series 2026-X1 Class B, 4.59% 4/15/2031 (d)	100,000	99,987
AFFRM Series 2026-X1 Class C, 4.82% 4/15/2031 (d)	275,000	274,888
Ally Auto Receivables Trust Series 2023-A Class C, 6.08% 1/17/2034 (d)	177,134	178,103
Ally Auto Receivables Trust Series 2025-1 Class A2, 4.03% 7/17/2028	1,890,733	1,890,703
Ally Bank/UT Series 2024-A Class C, 6.022% 5/17/2032 (d)	93,649	94,928
Ally Bank/UT Series 2024-B Class A2, 4.97% 9/15/2032 (d)	127,409	128,168
Ally Bank/UT Series 2024-B Class C, 5.215% 9/15/2032 (d)	141,308	142,214
Ally Bank/UT Series 2025-B Class B, 4.501% 9/15/2033 (d)	309,379	308,832
Ally Bank/UT Series 2025-B Class C, 4.697% 9/15/2033 (d)	660,773	659,474
Ally Bank/UT Series 2025-B Class D, 4.942% 9/15/2033 (d)	534,729	533,534
Ally Bank/Utah Series 2026-A Class A2, 4.582% 3/15/2034 (d)	1,510,000	1,510,874
Ally Bank/Utah Series 2026-A Class C, 4.856% 3/15/2034 (d)	575,000	575,327
Ally Bank/Utah Series 2026-A Class D, 5.248% 3/15/2034 (d)	460,000	460,262
Americredit Automobile Receivables Trust Series 2023-1 Class C, 5.8% 12/18/2028	625,000	632,508
Amur Equipment Finance Receivables XIV LLC Series 2024-2A Class C, 5.38% 7/21/2031 (d)	1,553,000	1,568,837
Amur Equipment Finance Receivables XIV LLC Series 2024-2A Class D, 5.97% 10/20/2031 (d)	245,000	248,204
Applebee's Funding LLC / IHOP Funding LLC Series 2023-1A Class A2, 7.824% 3/5/2053 (d)	525,000	530,201
Arbys Funding LLC Series 2020-1A Class A2, 3.237% 7/30/2050 (d)	2,115,913	2,069,375
ARI Fleet Lease Trust Series 2024-B Class A2, 5.54% 4/15/2033 (d)	328,448	329,962
ARI Fleet Lease Trust Series 2026-A Class A2, 3.96% 11/15/2034 (d)	1,345,000	1,340,348
ARI Fleet Lease Trust Series 2026-A Class A3, 4.09% 11/15/2034 (d)	100,000	98,929
Ari Fleet Lease Trust Series 2026-B Class B, 4.74% 2/15/2035 (d)	200,000	199,451
AutoNation Finance Trust Series 2025-1A Class A2, 4.72% 4/10/2028 (d)	101,009	101,082
AutoNation Finance Trust Series 2026-1A Class A3, 4.03% 8/12/2030 (d)	475,000	472,731
Auxilior Term Funding LLC Series 2023-1A Class D, 7.27% 12/16/2030 (d)	1,055,000	1,082,420
Auxilior Term Funding LLC Series 2023-1A Class E, 10.97% 12/15/2032 (d)	230,000	247,375
Auxilior Term Funding LLC Series 2024-1A Class A3, 5.49% 7/15/2031 (d)	409,565	414,066
Avis Budget Rental Car Funding AESOP LLC Series 2024-2A Class C, 6.18% 10/20/2027 (d)	175,000	175,434
Avis Budget Rental Car Funding AESOP LLC Series 2025-3A Class B, 4.46% 2/20/2030 (d)	175,000	172,340
Avis Budget Rental Car Funding AESOP LLC Series 2025-3A Class C, 4.95% 2/20/2030 (d)	100,000	98,492
Bank of America Credit Card Master Trust Series 2026-A1 Class A, 4.22% 4/15/2031	2,257,000	2,251,518
Battalion CLO XII Ltd Series 2025-12A Class BRR, CME Term SOFR 3 month Index + 1.2%, 4.8489% 5/17/2031 (b)(c)(d)	892,552	892,261
Battalion CLO XII Ltd Series 2025-12A Class CRR, CME Term SOFR 3 month Index + 1.55%, 5.1989% 5/17/2031 (b)(c)(d)	1,020,000	1,020,221
Battalion CLO XIX Ltd Series 2026-19A Class BR, CME Term SOFR 3 month Index + 1.6%, 5.2147% 4/15/2034 (b)(c)(d)	2,810,000	2,811,276
Battalion CLO XXI Ltd / Battalion CLO XXI LLC Series 2025-21A Class AR, CME Term SOFR 3 month Index + 1.15%, 4.8231% 7/15/2034 (b)(c)(d)	1,533,131	1,534,065
Battalion CLO XXI Ltd / Battalion CLO XXI LLC Series 2025-21A Class BR, CME Term SOFR 3 month Index + 1.7%, 5.3731% 7/15/2034 (b)(c)(d)	570,000	570,104
Bayview Opportunity Master Fund VII LLC Series 2024-CAR1 Class A, U.S. 30-Day Avg. SOFR Index + 1.1%, 4.7121% 12/26/2031 (b)(c)(d)	140,730	140,878
Bayview Opportunity Master Fund VII LLC Series 2025-EDU1 Class A, U.S. 30-Day Avg. SOFR Index + 1.3%, 4.9121% 7/27/2048 (b)(c)(d)	271,879	271,879
Bayview Opportunity Master Fund VII LLC Series 2025-EDU1 Class B, U.S. 30-Day Avg. SOFR Index + 1.7%, 5.3121% 7/27/2048 (b)(c)(d)	703,002	704,274
Blue Owl Asset Leasing Trust LLC Series 2024-1A Class A2, 5.05% 3/15/2029 (d)	248,417	248,912
Blue Owl Asset Leasing Trust LLC Series 2024-1A Class B, 5.41% 3/15/2030 (d)	240,000	241,657
BofA Auto Trust Series 2025-1A Class A2A, 4.52% 11/22/2027 (d)	165,404	165,522
Bridgecrest Lending Auto Securitization Trust Series 2026-1 Class C, 4.44% 11/17/2031	840,000	830,691
Bridgecrest Lending Auto Securitization Trust Series 2026-2 Class C, 4.88% 2/17/2032	860,000	858,183
Capital One Prime Auto Receivables Trust Series 2025-1 Class A2A, 3.88% 1/16/2029	2,331,686	2,329,419
CarMax Auto Owner Trust Series 2023-2 Class C, 5.57% 11/15/2028	955,000	964,274
CarMax Auto Owner Trust Series 2023-2 Class D, 6.55% 10/15/2029	635,000	645,433
CarMax Auto Owner Trust Series 2023-3 Class C, 5.61% 2/15/2029	975,000	986,183
CarMax Auto Owner Trust Series 2023-3 Class D, 6.44% 12/16/2030	350,000	356,160
CarMax Auto Owner Trust Series 2024-1 Class C, 5.47% 8/15/2029	505,000	511,536
CarMax Auto Owner Trust Series 2024-2 Class D, 6.42% 10/15/2030	70,000	71,743
CarMax Auto Owner Trust Series 2024-3 Class D, 5.67% 1/15/2031	255,000	258,786
CarMax Auto Owner Trust Series 2025-3 Class A2A, 4.42% 8/15/2028	1,478,837	1,480,723
Carmax Auto Owner Trust Series 2025-4 Class A2A, 3.95% 3/15/2029	1,887,680	1,886,192
CarMax Auto Owner Trust Series 2026-2 Class A3, 4.22% 6/16/2031	1,790,000	1,781,683
CarMax Select Receivables Trust Series 2024-A Class B, 5.35% 1/15/2030	270,000	272,903
CarMax Select Receivables Trust Series 2024-A Class C, 5.62% 1/15/2030	1,150,000	1,167,525
Carmax Select Receivables Trust Series 2025-B Class C, 4.83% 6/16/2031	1,429,000	1,427,195
Carvana Auto Receivables Trust Series 2021-P4 Class B, 1.98% 2/10/2028	445,000	439,902
Carvana Auto Receivables Trust Series 2022-N1 Class C, 3.32% 12/11/2028 (d)	42,094	41,699
Carvana Auto Receivables Trust Series 2024-N1 Class C, 5.8% 5/10/2030 (d)	250,000	253,009
Carvana Auto Receivables Trust Series 2024-N2 Class B, 5.67% 9/10/2030 (d)	815,000	820,071
Carvana Auto Receivables Trust Series 2024-N2 Class C, 5.82% 9/10/2030 (d)	1,620,000	1,643,637
Carvana Auto Receivables Trust Series 2025-P1 Class A2, 4.5% 6/12/2028	8,435	8,436
Carvana Auto Receivables Trust Series 2025-P2 Class A2, 4.56% 8/10/2028	717,136	717,841
Carvana Auto Receivables Trust Series 2025-P3 Class A2, 4.07% 2/12/2029	1,331,010	1,330,689
Carvana Auto Receivables Trust Series 2026-P1 Class B, 4.76% 7/12/2032	330,000	325,746
Carvana Auto Receivables Trust Series 2026-P1 Class C, 5.28% 8/10/2032	1,620,000	1,598,645
Carvana Auto Receivables Trust Series 2026-P2 Class A3, 4.77% 4/10/2031	835,000	838,291
Carvana Auto Receivables Trust Series 2026-P2 Class C, 5.8% 10/12/2032	900,000	906,935
Carvana Auto Receivables Trust Series 2026-P2 Class D, 6.18% 6/12/2034	1,595,000	1,608,597
Ccg Receivables Trust Series 2024-1 Class C, 5.22% 3/15/2032 (d)	907,000	915,456
Chase Auto Credit Linked Notes Series 2025-1 Class B, 4.753% 2/25/2033 (d)	476,696	477,335
Clarus Cap Fdg LLC Series 2026-1A Class A2, 4.52% 11/20/2034 (d)	685,000	684,660
Clarus Cap Fdg LLC Series 2026-1A Class B, 5.01% 11/20/2034 (d)	1,160,000	1,155,869
CyrusOne Data Centers Issuer I LLC Series 2024-2A Class A2, 4.5% 5/20/2049 (d)	1,500,000	1,455,349
Dell Equipment Finance Trust Series 2023-3 Class D, 6.75% 10/22/2029 (d)	100,000	100,118
Dell Equipment Finance Trust Series 2024-1 Class C, 5.73% 3/22/2030 (d)	1,125,000	1,132,815
Dell Equipment Finance Trust Series 2024-1 Class D, 6.12% 9/23/2030 (d)	425,000	428,285
Dell Equipment Finance Trust Series 2024-2 Class A2, 4.69% 8/22/2030 (d)	174,964	175,054
Dell Equipment Finance Trust Series 2024-2 Class B, 4.82% 8/22/2030 (d)	105,000	105,512
Dell Equipment Finance Trust Series 2024-2 Class D, 5.29% 2/24/2031 (d)	865,000	869,195
Dell Equipment Finance Trust Series 2025-1 Class A2, 4.68% 7/22/2027 (d)	147,035	147,314
Dell Equipment Finance Trust Series 2025-1 Class C, 5.25% 2/24/2031 (d)	100,000	101,077
Dell Equipment Finance Trust Series 2026-1A Class C, 4.8% 12/22/2031 (d)	100,000	99,669
Dell Equipment Finance Trust Series 2026-1A Class D, 5.19% 11/22/2032 (d)	155,000	154,668
Dext ABS LLC Series 2025-1 Class A2, 4.59% 8/16/2027 (d)	229,525	229,850
Dext ABS LLC Series 2025-1 Class D, 5.65% 2/15/2036 (d)	2,825,000	2,854,727
Dext ABS LLC Series 2025-2 Class A3, 4.23% 4/15/2036 (d)	100,000	99,683
Dext ABS LLC Series 2025-2 Class C, 4.89% 4/15/2036 (d)	150,000	149,101
DLLAA LLC Series 2025-1A Class A2, 4.7% 10/20/2027 (d)	433,149	434,041
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (d)	327,402	329,834
DLLAD LLC Series 2025-1A Class A2, 4.46% 11/20/2028 (d)	1,283,791	1,287,115
DLLAD Series 2024-1A Class A2, 5.5% 8/20/2027 (d)	122,042	122,249
DLLMT LLC Series 2026-1A Class A3, 4.2% 12/20/2029 (d)	160,000	159,203
DLLMT LLC Series 2026-1A Class A4, 4.36% 9/20/2033 (d)	45,000	44,746
DLLST Series 2024-1A Class A3, 5.05% 8/20/2027 (d)	86,495	86,780
DLLST Series 2024-1A Class A4, 4.93% 4/22/2030 (d)	65,000	65,375
Drive Auto Receivables Trust Series 2024-2 Class C, 4.67% 5/17/2032	475,000	476,984
Drive Auto Receivables Trust Series 2025-2 Class C, 4.39% 9/15/2032	380,000	377,232
DRIVE Series 2025-1 Class A2, 4.87% 8/15/2028	115,783	115,829
Eart Series 2025-5A Class B, 4.28% 7/15/2030	840,000	837,979
Elara HGV Timeshare Issuer LLC Series 2023-A Class A, 6.16% 2/25/2038 (d)	138,931	142,229
Elara HGV Timeshare Issuer LLC Series 2023-A Class C, 7.3% 2/25/2038 (d)	190,229	194,732
Elara Hgv Timeshare Issuer LLC Series 2025-A Class A, 4.54% 1/25/2040 (d)	562,176	556,948
Enterprise Fleet Financing LLC Series 2023-3 Class A2, 6.4% 3/20/2030 (d)	211,046	212,706
Enterprise Fleet Financing LLC Series 2024-1 Class A2, 5.23% 3/20/2030 (d)	914,526	918,898
Enterprise Fleet Financing LLC Series 2024-3 Class A2, 5.31% 4/20/2027 (d)	265,656	266,044
Enterprise Fleet Financing LLC Series 2024-3 Class A4, 5.06% 3/20/2031 (d)	205,000	207,202
Enterprise Fleet Financing LLC Series 2024-4 Class A2, 4.69% 7/20/2027 (d)	1,160,782	1,163,057
Enterprise Fleet Financing LLC Series 2025-1 Class A2, 4.65% 10/20/2027 (d)	1,262,166	1,264,828
Enterprise Fleet Financing LLC Series 2025-2 Class A2, 4.51% 2/22/2028 (d)	2,065,190	2,069,842
Enterprise Fleet Financing LLC Series 2026-2 Class A2, 4.33% 2/20/2029 (d)	3,000,000	3,000,652
Enterprise Fleet Financing LLC Series 2026-2 Class A3, 4.51% 6/20/2030 (d)	480,000	479,802
Enterprise Fleet Financing LLC Series 2026-2 Class A4, 4.59% 1/20/2033 (d)	500,000	499,716
ESART Series 2026-1 Class B, 4.99% 10/15/2032	275,000	276,044
ESART Series 2026-1 Class C, 5.37% 10/15/2032	625,000	628,155
Exeter Automobile Receivables Trust Series 2023-1A Class D, 6.69% 6/15/2029	54,369	54,911
Exeter Automobile Receivables Trust Series 2025-3A Class A2, 4.83% 1/18/2028	94,980	95,015
Exeter Automobile Receivables Trust Series 2025-4A Class A2, 4.53% 3/15/2028	562,435	562,784
Exeter Automobile Receivables Trust Series 2025-4A Class B, 4.4% 5/15/2030	255,000	255,088
Exeter Automobile Receivables Trust Series 2025-4A Class C, 4.57% 6/16/2031	915,000	911,422
Exeter Automobile Receivables Trust Series 2026-1A Class B, 4.22% 10/15/2030	275,000	272,559
Exeter Automobile Receivables Trust Series 2026-1A Class C, 4.4% 5/17/2032	800,000	788,917
Exeter Select Automobile Receivables Trust Series 2025-1 Class A2, 4.83% 10/16/2028	17,914	17,934
Exeter Select Automobile Receivables Trust Series 2025-1 Class B, 4.87% 8/15/2031	480,000	480,846
Exeter Select Automobile Receivables Trust Series 2025-2 Class A2, 4.54% 6/15/2029	708,090	709,245
Exeter Select Automobile Receivables Trust Series 2025-2 Class B, 4.63% 11/17/2031	265,000	264,125
Exeter Select Automobile Receivables Trust Series 2025-2 Class C, 4.91% 12/15/2031	540,000	538,974
Fiaot Series 2025-1A Class A2, 4.31% 12/15/2028 (d)	1,338,411	1,339,299
FIGRE Trust Series 2026-HF3 Class A1A, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0121% 3/25/2056 (b)(c)(d)	2,921,134	2,930,145
Flatiron CLO 23 LLC Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.24%, 4.9204% 4/17/2036 (b)(c)(d)	2,303,000	2,303,636
Flatiron RR CLO 22 LLC Series 2025-2A Class AR, CME Term SOFR 3 month Index + 0.91%, 4.5831% 10/15/2034 (b)(c)(d)	1,900,000	1,899,054
Ford Credit Auto Owner Trust Series 2021-2 Class D, 2.6% 5/15/2034 (d)	695,000	687,566
Ford Credit Auto Owner Trust Series 2023-A Class B, 5.07% 1/15/2029	1,495,000	1,504,631
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class B, 5.48% 4/15/2029 (d)	550,000	555,253
Freddie Mac STACR REMIC Trust Series 2023-HQA3 Class A1, U.S. 30-Day Avg. SOFR Index + 1.85%, 5.4621% 11/25/2043 (b)(c)(d)	246,190	247,722
GM Financial Automobile Leasing Trust Series 2025-1 Class A2A, 4.54% 5/20/2027 (b)	908,550	909,272
GM Financial Consumer Automobile Receivables Trust Series 2025-2 Class A2A, 4.4% 2/16/2028	831,710	832,524
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A2, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.7929% 6/15/2028 (b)(c)(d)	1,000,000	1,000,300
GMF Floorplan Owner Revolving Trust Series 2025-1A Class A2, U.S. 30-Day Avg. SOFR Index + 0.6%, 4.2429% 3/15/2029 (b)(c)(d)	1,650,000	1,652,884
Goto Foods Funding LLC Series 2017-1A Class A2II, 5.093% 4/30/2047 (d)	1,915,550	1,910,831
GreatAmerica Leasing Receivables Funding LLC Series 2025-2 Class A3, 4.14% 12/17/2029 (d)	435,000	432,080
GreenSky Home Improvement Issuer Trust Series 2025-2A Class A2, 4.93% 6/25/2060 (d)	54,764	54,926
GreenSky Home Improvement Trust Series 2025-3A Class A1, 4.34% 12/27/2060 (d)	1,236,284	1,237,402
Hardee's Funding LLC / Carl's Jr Funding LLC Series 2018-1A Class A23, 5.71% 6/20/2048 (d)	666,000	658,187
Hardee's Funding LLC / Carl's Jr Funding LLC Series 2020-1A Class A2, 3.981% 12/20/2050 (d)	3,779,351	3,655,774
Hardee's Funding LLC / Carl's Jr Funding LLC Series 2021-1A Class A2, 2.865% 6/20/2051 (d)	3,044,190	2,839,273
Hilton Grand Vacations Trust Series 2020-AA Class A, 2.74% 2/25/2039 (d)	113,645	112,269
Hilton Grand Vacations Trust Series 2020-AA Class B, 4.22% 2/25/2039 (d)	175,093	174,010
Hilton Grand Vacations Trust Series 2022-1D Class A, 3.61% 6/20/2034 (d)	77,164	77,084
Hilton Grand Vacations Trust Series 2023-1A Class B, 6.11% 1/25/2038 (d)	396,885	403,394
Hilton Grand Vacations Trust Series 2023-1A Class C, 6.94% 1/25/2038 (d)	73,604	75,495
Hilton Grand Vacations Trust Series 2025-1A Class A, 4.88% 5/27/2042 (d)	291,014	291,231
Hilton Grand Vacations Trust Series 2025-1A Class B, 5.18% 5/27/2042 (d)	498,881	498,364
Home Partners of America Trust Series 2022-1 Class A, 3.93% 4/17/2039 (d)	313,113	311,346
Hotwire Funding LLC Series 2021-1 Class A2, 2.311% 11/20/2051 (d)	325,000	321,512
HPEFS Equipment Trust Series 2023-2A Class D, 6.97% 7/21/2031 (d)	163,782	164,588
HPEFS Equipment Trust Series 2024-1A Class C, 5.33% 5/20/2031 (d)	1,220,000	1,223,416
HPEFS Equipment Trust Series 2024-1A Class D, 5.82% 11/20/2031 (d)	1,390,000	1,403,765
HPEFS Equipment Trust Series 2024-2A Class B, 5.35% 10/20/2031 (d)	170,000	170,957
HPEFS Equipment Trust Series 2024-2A Class D, 5.82% 4/20/2032 (d)	420,000	424,769
Huntington Bank Auto Credit-Linked Notes Series 2024-1 Class B1, 6.153% 5/20/2032 (d)	449,741	454,569
Huntington Bank Auto Credit-Linked Notes Series 2024-2 Class B1, 5.442% 10/20/2032 (d)	990,826	997,797
Huntington Bank Auto Credit-Linked Notes Series 2025-2 Class B2, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8251% 9/20/2033 (b)(c)(d)	558,046	559,503
Huntington Bank Auto Credit-Linked Notes Series 2026-1 Class B1, 4.503% 2/20/2034 (d)	538,995	534,872
Huntington National Bank/The Series 2025-1 Class B, 4.957% 3/21/2033 (d)	688,107	689,709
Hyundai Auto Lease Securitization Trust Series 2025-B Class A3, 4.53% 4/17/2028 (d)	390,000	391,386
Hyundai Auto Lease Securitization Trust Series 2025-B Class B, 4.94% 8/15/2029 (d)	805,000	809,108
Hyundai Auto Lease Securitization Trust Series 2025-C Class A3, 4.36% 7/17/2028 (d)	1,700,000	1,701,338
Hyundai Auto Receivables Trust Series 2024-C Class A2A, 4.53% 9/15/2027	191,788	191,865
Hyundai Auto Receivables Trust Series 2025-B Class A2A, 4.45% 8/15/2028	889,471	890,698
Hyundai Auto Receivables Trust Series 2026-A Class C, 4.31% 6/15/2033	165,000	162,143
Jack in the Box Funding LLC Series 2022-1A Class A2I, 3.445% 2/26/2052 (d)	1,980,060	1,926,958
John Deere Owner Trust Series 2024-C Class A2B, U.S. 30-Day Avg. SOFR Index + 0.43%, 4.0729% 8/16/2027 (b)(c)	51,564	51,570
JP Morgan Mortgage Trust Series 2025-HE3 Class A1, U.S. 30-Day Avg. SOFR Index + 1.35%, 4.9751% 3/20/2056 (b)(c)(d)	370,308	372,258
JP Morgan Mortgage Trust Series 2026-HE1 Class A1, U.S. 30-Day Avg. SOFR Index + 1.25%, 4.8751% 9/20/2056 (b)(c)(d)	1,995,438	2,002,564
Juniper Valley Park CLO LLC Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1.08%, 4.7552% 7/20/2036 (b)(c)(d)	2,500,000	2,501,625
Kubota Credit Owner Trust Series 2024-2A Class A2, 5.45% 4/15/2027 (d)	4,007	4,008
Kubota Credit Owner Trust Series 2025-1A Class A2, 4.61% 12/15/2027 (d)	1,488,983	1,492,258
Kubota Credit Owner Trust Series 2025-2A Class A2, 4.48% 4/17/2028 (d)	937,309	939,408
M&T Bank Auto Receivables Trust Series 2026-1A Class A3, 4.66% 6/16/2031 (d)	2,405,000	2,414,987
M&T Equipment Notes Series 2025-1A Class A2, 4.7% 12/16/2027 (d)	813,986	815,985
Marlette Funding Trust Series 2025-1A Class A, 4.75% 7/16/2035 (d)	32,120	32,143
Marriott Vacations Worldwide Owner Trust Series 2023-2A Class A, 6.18% 11/20/2040 (d)	117,414	120,205
Marriott Vacations Worldwide Owner Trust Series 2023-2A Class B, 6.33% 11/20/2040 (d)	75,367	76,893
Merchants Fleet Funding LLC Series 2025-1A Class A, 4.49% 1/20/2039 (d)	850,000	850,534
Mtg Pass Thru Ctf Series 2021-INV1 Class A1, 0.852% 1/25/2056 (b)(d)	29,466	28,978
MVW LLC Series 2026-1A Class B, 4.97% 3/20/2043 (d)	960,777	956,169
MVW LLC Series 2020-1A Class A, 1.74% 10/20/2037 (d)	115,710	115,110
MVW LLC Series 2020-1A Class B, 2.73% 10/20/2037 (d)	81,646	81,310
MVW LLC Series 2021-1WA Class B, 1.44% 1/22/2041 (d)	29,514	28,660
MVW LLC Series 2021-1WA Class C, 1.94% 1/22/2041 (d)	47,082	45,728
MVW LLC Series 2023-1A Class A, 4.93% 10/20/2040 (d)	385,849	387,085
Navient Education Loan Trust Series 2026-A Class A, 4.86% 9/15/2056 (d)	770,000	767,612
Navient Private Education Loan Trust Series 2019-D Class A2A, 3.01% 12/15/2059 (d)	136,760	132,899
Navient Private Education Loan Trust Series 2020-CA Class A2A, 2.15% 11/15/2068 (d)	850,372	820,575
Navient Private Education Refi Loan Trust Series 2019-A Class A2A, 3.42% 1/15/2043 (d)	39,569	39,540
Navient Private Education Refi Loan Trust Series 2019-GA Class A, 2.4% 10/15/2068 (d)	82,697	80,684
Navient Private Education Refi Loan Trust Series 2020-DA Class A, 1.69% 5/15/2069 (d)	153,424	146,359
Navient Private Education Refi Loan Trust Series 2024-A Class A, 5.66% 10/15/2072 (d)	231,702	234,194
Navient Refinance Loan Trust Series 2026-A Class A, 4.5% 1/18/2056 (d)	395,145	388,398
Navient Student Loan Trust Series 2019-EA Class A2A, 2.64% 5/15/2068 (d)	154,670	152,734
Navient Student Loan Trust Series 2023-A Class A, 5.51% 10/15/2071 (d)	1,701,984	1,731,577
Navistar Financial Dealer Note Master Trust Series 2025-1 Class B, 4.42% 9/25/2030 (d)	150,000	149,426
Navistar Financial Dealer Note Master Trust Series 2025-1 Class C, 4.72% 9/25/2030 (d)	70,000	69,790
Nelnet Student Loan Trust Series 2020-1A Class A, CME Term SOFR 1 month Index + 0.8545%, 4.4388% 3/26/2068 (b)(c)(d)	126,385	126,023
Nelnet Student Loan Trust Series 2021-CA Class AFX, 1.32% 4/20/2062 (d)	491,038	462,548
Nelnet Student Loan Trust Series 2021-DA Class AFX, 1.63% 4/20/2062 (d)	170,641	162,806
NMEF Funding LLC Series 2025-B Class D, 5.47% 1/18/2033 (d)	2,125,000	2,128,852
NMEF Funding LLC Series 2026-A Class B, 4.48% 2/15/2034 (d)	100,000	99,098
NMEF Funding LLC Series 2026-A Class C, 4.71% 2/15/2034 (d)	170,000	168,777
Nslt Afl Series 2021-BA Class AFX, 1.42% 4/20/2062 (d)	343,179	326,499
Octane Receivables Trust Series 2023-3A Class B, 6.48% 7/20/2029 (d)	230,000	231,276
Octane Receivables Trust Series 2023-3A Class C, 6.74% 8/20/2029 (d)	100,000	101,530
Octane Receivables Trust Series 2024-1A Class A2, 5.68% 5/20/2030 (d)	83,329	83,703
Octane Receivables Trust Series 2024-3A Class A2, 4.94% 5/20/2030 (d)	525,816	527,780
Octane Receivables Trust Series 2024-3A Class C, 5.51% 10/20/2031 (d)	300,000	302,309
Octane Receivables Trust Series 2024-RVM1 Class A, 5.01% 1/22/2046 (d)	208,777	210,236
Octane Receivables Trust Series 2024-RVM1 Class D, 6.3% 1/22/2046 (d)	2,530,000	2,578,165
Octane Receivables Trust Series 2025-RVM1 Class B, 4.83% 12/20/2046 (d)	1,330,000	1,318,043
Octane Receivables Trust Series 2025-RVM1 Class C, 5.26% 12/20/2046 (d)	935,000	927,645
Optn Series 2026-A Class A, 4.32% 1/9/2034 (d)	200,000	198,460
PEAC Solutions Receivables LLC Series 2025-1A Class A2, 4.94% 10/20/2028 (d)	438,056	439,785
PEAC Solutions Receivables LLC Series 2025-1A Class A3, 5.04% 7/20/2032 (d)	510,000	514,397
PEAC Solutions Receivables LLC Series 2026-1A Class A2, 4.27% 10/20/2028 (d)	545,000	543,631
PEAC Solutions Receivables LLC Series 2026-1A Class B, 4.75% 7/20/2033 (d)	630,000	626,557
Post Road Equipment Finance LLC Series 2025-1A Class A2, 4.9% 5/15/2031 (d)	164,677	165,572
Post Road Equipment Finance LLC Series 2026-1A Class B, 4.91% 2/15/2033 (d)	100,000	99,747
Post Road Equipment Finance LLC Series 2026-1A Class C, 5.12% 6/15/2033 (d)	1,780,000	1,779,925
Post Road Equipment Finance Series 2024-1A Class A2, 5.59% 11/15/2029 (d)	8,019	8,030
Progress Residential Trust Series 2021-SFR8 Class B, 1.681% 10/17/2038 (d)	496,000	490,368
Progress Residential Trust Series 2021-SFR8 Class C, 1.931% 10/17/2038 (d)	2,225,000	2,200,776
RCKT Mortgage Trust Series 2025-1A Class A, 4.9% 7/25/2034 (d)	66,524	66,644
RCKTL Series 2025-2A Class A, 4.48% 11/27/2034 (d)	166,518	166,720
Reach ABS Trust Series 2026-2A Class A, 4.34% 2/15/2035 (d)	480,000	479,986
RKTL Series 2026-1A Class A, 4.07% 2/26/2035 (d)	878,468	877,553
Sabey Data Ctr Issuer LLC Series 2021-1 Class A2, 1.881% 6/20/2046 (d)	733,000	731,721
Santander Bank Auto Credit Linked Notes Series 2024-B Class B, 4.965% 1/18/2033 (d)	177,921	178,723
Santander Bank Auto Credit Linked Notes Series 2024-B Class C, 5.141% 1/18/2033 (d)	238,414	239,433
Santander Bank NA - Sbcln Series 2023-B Class A2, 5.644% 12/15/2033 (d)	86,443	87,476
Santander Bank NA - Sbcln Series 2023-B Class D, 6.663% 12/15/2033 (d)	222,818	225,593
Santander Bank NA - Sbcln Series 2024-A Class B, 5.622% 6/15/2032 (d)	174,829	176,580
Santander Bank NA - Sbcln Series 2024-A Class C, 5.818% 6/15/2032 (d)	212,835	214,793
Santander Bank NA - Sbcln Series 2025-A Class B, 4.484% 1/16/2034 (d)	250,000	249,253
Santander Bank NA - Sbcln Series 2025-A Class C, 4.661% 1/16/2034 (d)	250,000	249,368
Santander Drive Auto Receivables Trust Series 2025-2 Class A2, 4.71% 6/15/2028	258,128	258,244
Santander Drive Auto Receivables Trust Series 2025-4 Class B, 4.27% 1/15/2032	770,000	766,608
Santander Drive Auto Receivables Trust Series 2026-1 Class A3, 3.93% 7/15/2030	670,000	665,300
Santander Mortgage Asset Receivable Trust Series 2025-CES1 Class A1A, 5.036% 9/25/2055 (d)	873,293	866,922
SBA Tower Trust Series 2020, 2.328% 7/15/2052 (d)	440,000	423,692
SBA Tower Trust Series 2021, 1.631% 5/15/2051 (d)	1,149,000	1,134,669
Scf Equipment Leasing Series 2023-1A Class A3, 6.17% 5/20/2032 (d)	90,509	90,859
SCLP Series 2025-4 Class A, 4.24% 8/25/2035 (d)	1,415,989	1,415,520
SEB Funding LLC Series 2024-1A Class A2, 7.386% 4/30/2054 (d)	922,688	937,316
SEB Funding LLC Series 2026-1A Class A2, 6.665% 1/30/2056 (d)	2,030,000	2,011,890
SFAST Series 2025-1A Class A2, 4.65% 5/22/2028 (d)	236,252	236,398
SFS Auto Receivables Securitization Trust Series 2024-1A Class A3, 4.95% 5/21/2029 (d)	351,752	353,056
SFS Auto Receivables Securitization Trust Series 2024-1A Class C, 5.51% 1/20/2032 (d)	1,094,000	1,110,918
SFS Auto Receivables Securitization Trust Series 2025-2A Class A2, 4.52% 11/20/2028 (d)	661,397	662,336
SFS Auto Receivables Securitization Trust Series 2025-3A Class A2, 4.11% 3/20/2029 (d)	1,545,662	1,546,014
SFS Auto Receivables Securitization Trust Series 2025-3A Class B, 4.44% 11/20/2031 (d)	2,320,000	2,304,389
SFS Auto Receivables Securitization Trust Series 2026-1A Class C, 4.46% 11/21/2033 (d)	1,590,000	1,561,155
Sfuel Series 2025-BA Class A2, 4.31% 5/22/2028 (d)	2,241,026	2,243,148
Sfuel Series 2025-BA Class C, 4.71% 1/22/2030 (d)	525,000	523,680
Sierra Timeshare Receivables Funding LLC Series 2025-2A Class B, 4.93% 4/20/2044 (d)	260,618	258,941
Sierra Timeshare Receivables Funding LLC Series 2025-3A Class A, 4.44% 8/22/2044 (d)	122,436	122,347
Sierra Timeshare Receivables Funding LLC Series 2025-3A Class B, 4.64% 8/22/2044 (d)	193,858	191,641
SMB Private Education Loan Trust Series 2018-B Class A2B, CME Term SOFR 1 month Index + 0.8345%, 4.4616% 1/15/2037 (b)(c)(d)	117,215	117,145
SMB Private Education Loan Trust Series 2020-B Class A1A, 1.29% 7/15/2053 (d)	99,330	95,298
SMB Private Education Loan Trust Series 2020-PTB Class A2A, 1.6% 9/15/2054 (d)	689,121	652,053
SMB Private Education Loan Trust Series 2025-A Class A1A, 5.13% 4/15/2054 (d)	518,708	519,377
SoFi Consumer Loan Program Trust Series 2025-3 Class A, 4.47% 8/15/2034 (d)	286,104	286,553
Sonic Capital LLC Series 2020-1A Class A2I, 3.845% 1/20/2050 (d)	2,040,512	2,023,650
Sonic Capital LLC Series 2020-1A Class A2II, 4.336% 1/20/2050 (d)	725,725	691,703
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-CA Class A3, 4.11% 4/20/2029 (d)	1,807,000	1,797,056
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-CA Class C, 4.44% 8/20/2030 (d)	345,000	341,547
Stellantis Financial Underwritten Enhanced Lease Trust Series 2026-AA Class A3, 4.35% 11/20/2029 (d)	2,473,000	2,466,442
Stellantis Financial Underwritten Enhanced Lease Trust Series 2026-AA Class B, 4.61% 4/22/2030 (d)	2,645,000	2,637,848
Stellantis Financial Underwritten Enhanced Lease Trust Series 2026-AA Class C, 4.8% 12/20/2030 (d)	1,160,000	1,156,255
Systima Capital Management LLC Series 2026-RVM1 Class B1, 4.959% 12/25/2046 (d)	1,281,593	1,263,792
Tesla Lease Electric Vehicle Securitization LLC Series 2025-A Class A2, 4.14% 6/20/2028 (d)	1,525,659	1,525,214
Towd Point Mortgage Trust Series 2019-1 Class A1, 3.75% 3/25/2058 (b)(d)	284,990	276,564
Toyota Auto Receivables Owner Trust Series 2025-B Class A2A, 4.46% 3/15/2028	1,198,589	1,200,209
Toyota Lease Owner Trust Series 2025-A Class A2A, 4.58% 7/20/2027 (d)	208,703	208,851
Tricon Residential Trust Series 2024-SFR2 Class A, 4.75% 6/17/2040 (d)	558,232	555,192
Tricon Residential Trust Series 2024-SFR2 Class D, 6% 6/17/2040 (d)	1,020,000	1,015,533
USAA Auto Owner Trust Series 2025-1A Class A2, 4.51% 6/15/2028 (d)	908,403	908,990
USCLN Series 2023-1 Class B, 6.789% 8/25/2032 (d)	60,670	61,084
Verdant Receivables LLC Series 2023-1A Class A2, 6.24% 1/13/2031 (d)	319,534	323,411
Verdant Receivables LLC Series 2024-1A Class A2, 5.68% 12/12/2031 (d)	144,185	146,189
Verizon Master Trust Series 2024-6 Class B, 4.42% 8/20/2030	1,355,000	1,355,255
Verizon Master Trust Series 2025-2 Class C, 5.34% 1/20/2033 (d)	1,130,000	1,143,980
Verizon Master Trust Series 2025-3 Class A1A, 4.51% 3/20/2030	2,155,000	2,161,660
Volkswagen Auto Lease Trust Series 2025-B Class A2A, 3.97% 4/20/2028	1,931,838	1,929,947
Wheels Fleet Lease Funding LLC Series 2023-2A Class A, 6.46% 8/18/2038 (d)	110,048	110,971
Wheels Fleet Lease Funding LLC Series 2024-1A Class A1, 5.49% 2/18/2039 (d)	597,051	602,250
Wheels Fleet Lease Funding LLC Series 2024-2A Class A1, 4.87% 6/21/2039 (d)	427,971	430,558
Wheels Fleet Lease Funding LLC Series 2025-1A Class A2, CME Term SOFR 1 month Index + 0.67%, 4.2951% 1/18/2040 (b)(c)(d)	2,143,400	2,146,776
Wheels Fleet Lease Funding LLC Series 2025-3A Class A1, 4.08% 9/18/2040 (d)	365,000	362,915
Wheels Fleet Lease Funding LLC Series 2025-3A Class C, 4.79% 9/18/2040 (d)	585,000	578,519
Wingspire Equipment Finance LLC Series 2025-1A Class A2, 4.33% 9/20/2033 (d)	100,000	99,969
Wingspire Equipment Finance LLC Series 2025-1A Class C, 4.76% 9/20/2033 (d)	100,000	99,329
WOART Series 2025-B Class A2A, 4.38% 8/15/2028	1,213,624	1,214,821
WOART Series 2025-C Class A2A, 4.19% 10/16/2028	1,789,131	1,789,811
World Omni Auto Receivables Trust Series 2025-A Class A2A, 4.49% 4/17/2028	415,699	415,958
World Omni Select Auto Trust Series 2023-A Class B, 5.87% 8/15/2028	126,357	126,547
World Omni Select Auto Trust Series 2025-A Class A2A, 4.14% 5/15/2030	1,574,681	1,575,104
Yamaha Motor Master Trust II Series 2026-A Class B, 4.64% 4/15/2031 (d)	165,000	164,086
Yamaha Motor Master Trust II Series 2026-A Class C, 4.89% 4/15/2031 (d)	140,000	139,258
Zaxby's Funding LLC Series 2021-1A Class A2, 3.238% 7/30/2051 (d)	733,425	698,466
TOTAL UNITED STATES		231,998,405
TOTAL ASSET-BACKED SECURITIES (Cost $358,807,978)		359,442,990

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Financials - 0.1%
Banks - 0.1%
Huntington National Bank/The 4.871% 4/12/2028 (b)	2,500,000	2,508,147
Morgan Stanley Bank NA 4.788% 5/10/2030 (b)	380,000	381,077
US Bank NA/Cincinnati OH 4.535% 5/20/2029 (b)	3,000,000	3,001,022

TOTAL UNITED STATES		5,890,246
TOTAL BANK NOTES (Cost $5,894,258)		5,890,246

Collateralized Mortgage Obligations - 1.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.5%
Angel Oak Mortgage Trust 2026-2 Series 2026-2 Class A1FC, 4.628% 2/25/2071 (b)(d)	962,195	954,109
Angel Oak Mortgage Trust LLC Series 2020-3 Class A3, 2.872% 4/25/2065 (b)(d)	215,961	210,425
Angel Oak Mortgage Trust LLC Series 2022-2 Class A1, 4.0802% 1/25/2067 (b)(d)	1,288,418	1,228,788
Angel Oak Mortgage Trust Series 2021-1 Class A1, 0.909% 1/25/2066 (d)	301,087	274,400
Angel Oak Mortgage Trust Series 2025-5 Class A1, 5.573% 4/25/2070 (d)	1,513,479	1,522,805
BINOM Mortgage Loan Trust Series 2026-NQM1 Class A1, 5.06% 2/25/2066 (b)(d)	188,002	186,781
BINOM Mortgage Loan Trust Series 2026-NQM1 Class A2, 5.314% 2/25/2066 (b)(d)	376,005	373,949
BINOM Securitization Trust Series 2021-INV1 Class A2, 2.37% 6/25/2056 (d)	638,239	586,329
BINOM Securitization Trust Series 2021-INV1 Class A3, 2.625% 6/25/2056 (d)	200,232	184,840
Bravo Residential Fdg Trust Series 2026-NQM4 Class A1, 5.183% 3/25/2066 (b)(d)	585,206	584,008
BRAVO Residential Funding Trust Series 2026-NQM3 Class A1FC, 4.922% 11/25/2065 (d)(e)	599,021	597,346
BRAVO Residential Funding Trust Series 2026-NQMR1 Class A1, 5.395% 8/25/2062 (b)(d)	808,130	806,620
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (b)(d)	178,896	178,896
CIM Trust Series 2021-R6 Class A1, 1.425% 7/25/2061 (d)	116,920	107,193
Citigroup Mortgage Loan Trust Series 2020-EXP2 Class A3, 2.5% 8/25/2050 (d)	138,087	118,064
CLIP Trust Series 2026-NQM1 Class A1, 5.221% 5/25/2071 (b)(d)	471,848	469,781
CLIP Trust Series 2026-NQM1 Class A2, 5.474% 5/25/2071 (d)	397,346	396,414
COLT Funding LLC Series 2021-1 Class A2, 1.167% 6/25/2066 (d)	275,731	244,377
COLT Funding LLC Series 2026-3 Class A1, 5.119% 5/25/2071 (b)(d)	315,000	313,651
COLT Mortgage Loan Trust Series 2024-6 Class A2, 5.644% 11/25/2069 (d)	885,998	887,994
COLT Mortgage Loan Trust Series 2024-INV4 Class A3, 6.111% 5/25/2069 (b)(d)	922,340	927,910
COLT Mortgage Loan Trust Series 2025-4 Class A1, 5.794% 4/25/2070 (b)(d)	323,392	326,107
Connecticut Ave Secs Trust Series 2025-R06 Class 1M1, U.S. 30-Day Avg. SOFR Index + 0.95%, 4.5621% 9/25/2045 (b)(c)(d)	358,117	357,751
Connecticut Avenue Securities Trust Series 2025-R03 Class 2A1, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.0621% 3/25/2045 (b)(c)(d)	245,465	246,736
Cross Mortgage Trust Series 2026-NQM6 Class A2, 5.521% 5/25/2071 (d)	139,004	138,726
Deephaven Residential Mortgage Trust Series 2021-1 Class A2, 0.973% 5/25/2065 (d)	23,787	23,288
Deephaven Residential Mortgage Trust Series 2021-2 Class A3, 1.26% 4/25/2066 (d)	135,496	121,797
Deephaven Residential Mortgage Trust Series 2026-INV1 Class A1, 4.797% 12/25/2070 (b)(d)	632,183	625,763
Deephaven Residential Mortgage Trust Series 2026-INV2 Class A1, 5.483% 2/25/2071 (b)(d)	585,503	585,915
EFMT Series 2025-INV2 Class A1, 5.387% 5/26/2070 (d)	326,870	327,571
EFMT Series 2025-INV5 Class A1, 5.077% 12/25/2070 (b)(d)	518,503	517,272
EFMT Series 2025-NQM5 Class A1, 5.033% 11/25/2070 (b)(d)	248,428	247,655
EFMT Series 2025-NQM6 Class A1, 5.001% 12/25/2070 (b)(d)	673,511	670,962
EFMT Series 2026-NQM1 Class A1F, 4.8121% 2/25/2071 (b)(d)	393,078	392,764
EFMT Series 2026-NQM4 Class A1, 5.466% 4/25/2071 (b)(d)	422,974	424,333
EFMT Series 2026-NQM4 Class A2, 5.669% 4/25/2071 (d)	2,562,151	2,565,968
EFMT Series 2026-NQM5 Class A1F, 4.9435% 6/25/2071 (d)	2,795,000	2,795,061
EFMT Trust Series 2024-INV2 Class A2, 5.289% 10/25/2069 (d)	445,908	445,488
Ellington Financial Mortgage Trust Series 2019-2 Class A3, 3.046% 11/25/2059 (d)	24,357	23,956
Ellington Financial Mortgage Trust Series 2021-3 Class A3, 1.55% 9/25/2066 (d)	195,633	165,296
Fannie Mae Guaranteed REMIC Series 2017-90 Class KA, 3% 11/25/2047	286,124	269,812
Flagstar Mortgage Trust Series 2020-1INV Class A11, CME Term SOFR 1 month Index + 0.9645%, 4.5488% 3/25/2050 (b)(c)(d)	172,626	166,852
Freddie Mac STACR REMIC Trust Series 2021-DNA5 Class M2, U.S. 30-Day Avg. SOFR Index + 1.65%, 5.2621% 1/25/2034 (b)(c)(d)	70,512	70,661
Freddie Mac STACR REMIC Trust Series 2021-DNA7 Class M2, U.S. 30-Day Avg. SOFR Index + 1.8%, 5.4121% 11/25/2041 (b)(c)(d)	555,000	556,733
Freddie Mac STACR REMIC Trust Series 2022-DNA2 Class M1B, U.S. 30-Day Avg. SOFR Index + 2.4%, 6.0121% 2/25/2042 (b)(c)(d)	383,604	386,946
Freddie Mac STACR REMIC Trust Series 2022-DNA5 Class M1A, U.S. 30-Day Avg. SOFR Index + 2.95%, 6.5621% 6/25/2042 (b)(c)(d)	359,878	364,344
Freddie Mac STACR REMIC Trust Series 2025-DNA1 Class A1, U.S. 30-Day Avg. SOFR Index + 0.95%, 4.5621% 1/25/2045 (b)(c)(d)	182,875	182,978
Freddie Mac STACR REMIC Trust Series 2025-DNA4 Class A1, U.S. 30-Day Avg. SOFR Index + 0.9%, 4.5121% 10/25/2045 (b)(c)(d)	472,000	472,320
Freddie Mac STACR REMIC Trust Series 2025-DNA4 Class M1, U.S. 30-Day Avg. SOFR Index + 1.1%, 4.7121% 10/25/2045 (b)(c)(d)	163,483	163,595
Freddie Mac STACR REMIC Trust Series 2026-DNA1 Class M1, U.S. 30-Day Avg. SOFR Index + 1%, 4.6121% 2/25/2046 (b)(c)(d)	684,989	684,274
Galton Funding Mortgage Trust Series 2018-1 Class A33, 3.5% 11/25/2057 (d)	36,946	33,652
Galton Funding Mortgage Trust Series 2019-1 Class A21, 4.5% 2/25/2059 (d)	26,275	25,546
Galton Funding Mortgage Trust Series 2019-1 Class A32, 4% 2/25/2059 (d)	13,282	12,629
Galton Funding Mortgage Trust Series 2019-H1 Class M1, 3.339% 10/25/2059 (d)	600,000	571,968
Galton Funding Mortgage Trust Series 2020-H1 Class M1, 2.832% 1/25/2060 (d)	625,000	526,843
GCAT Trust Series 2025-NQM1 Class A1, 5.373% 11/25/2069 (d)	429,435	430,208
GCAT Trust Series 2026-NQM2 Class A1, 5.449% 2/25/2071 (b)(d)	1,381,126	1,382,646
GS Mortgage-Backed Securites Trust Series 2014-EB1A Class 2A1, 5.6265% 7/25/2044 (b)(d)	1,445	1,440
HOMES 2026-AFC1 Trust Series 2026-AFC1 Class A1, 4.846% 2/25/2061 (b)(d)	873,550	864,160
HOMES Trust Series 2025-NQM2 Class A1, 5.425% 2/25/2070 (d)	392,759	393,926
HOMES Trust Series 2025-NQM4 Class A1, 5.22% 8/25/2070 (b)(d)	382,319	382,118
HOMES Trust Series 2026-NQM2 Class A1, 5.488% 1/25/2071 (b)(d)	1,016,921	1,018,780
Imperial Fund Mortgage Trust Series 2021-NQM2 Class A3, 1.516% 9/25/2056 (d)	297,383	254,073
Imperial Fund Mortgage Trust Series 2022-NQM4 Class A1, 5.767% 6/25/2067 (b)(d)	1,039,349	1,039,597
JP Morgan Mortgage Trust Series 2020-INV1 Class A15, 3.5% 8/25/2050 (d)	114,335	101,172
JP Morgan Mortgage Trust Series 2025-DSC1 Class A1, 5.577% 9/25/2065 (b)(d)	919,107	923,448
JP Morgan Mortgage Trust Series 2025-DSC2 Class A1, 5.195% 10/25/2065 (d)	452,603	452,230
JP Morgan Mortgage Trust Series Series 2025-NQM3 Class A1, 5.495% 11/25/2065 (d)	592,245	594,363
MAST LLC Series 2026-R01 Class 2A1, U.S. 30-Day Avg. SOFR Index + 0.85%, 4.4621% 1/25/2046 (b)(c)(d)	1,475,806	1,475,586
MAST LLC Series 2026-R01 Class 2M1, U.S. 30-Day Avg. SOFR Index + 1%, 4.6121% 1/25/2046 (b)(c)(d)	352,026	352,063
MFA Trust Series 2021-NQM2 Class A2, 1.317% 11/25/2064 (d)	130,896	116,830
Morgan Stanley Residential Mortgage Loan Trust Series 2025-DSC2 Class A1, 5.443% 7/25/2070 (b)(d)	143,308	143,922
Morgan Stanley Residential Mortgage Loan Trust Series 2026-NQM4 Class A1, 5.075% 3/25/2071 (b)(d)	304,107	301,897
Morgan Stanley Residential Mortgage Loan Trust Series 2026-NQM4 Class A2, 5.4% 3/25/2071 (d)	264,867	263,858
New Residential Mortgage Loan Trust Series 2025-NQM4 Class A1, 5.35% 7/25/2065 (d)	584,414	585,990
New Residential Mortgage Loan Trust Series 2025-NQM4 Class A2, 5.603% 7/25/2065 (d)	1,168,834	1,170,925
New Residential Mortgage Loan Trust Series 2025-NQM7 Class A2, 5.264% 10/26/2065 (d)	442,813	440,629
New Residential Mortgage Loan Trust Series 2026-NQM6 Class A1, 5.293% 5/25/2066 (b)(d)	2,214,787	2,208,683
NRZT Series 2025-NQM6 Class A1, 5.085% 10/25/2065 (b)(d)	1,372,901	1,369,940
NYMT Loan Trust Series 2026-INV1 Class A1, 4.766% 2/25/2061 (b)(d)	365,409	360,964
NYMT Loan Trust Series 2026-INV2 Class A1, 5.475% 4/25/2061 (b)(d)	517,914	518,198
NYMT Loan Trust Series 2026-INV3 Class A1, 5.307% 6/27/2061 (b)(d)	2,825,000	2,824,994
OBX Trust Series 2019-EXP2 Class 2A2, CME Term SOFR 1 month Index + 1.3145%, 4.9688% 6/25/2059 (b)(c)(d)	43,679	43,690
OBX Trust Series 2020-EXP1 Class 2A1B, CME Term SOFR 1 month Index + 0.8645%, 4.4488% 2/25/2060 (b)(c)(d)	877,360	863,754
OBX Trust Series 2020-EXP1 Class 2A2, CME Term SOFR 1 month Index + 1.0645%, 4.6488% 2/25/2060 (b)(c)(d)	83,741	82,844
OBX Trust Series 2020-EXP2 Class A9, 3% 5/25/2060 (d)	70,871	61,259
OBX Trust Series 2020-INV1 Class A5, 3.5% 12/25/2049 (d)	67,305	59,832
OBX Trust Series 2021-NQM1 Class A2, 1.175% 2/25/2066 (d)	181,590	164,349
OBX Trust Series 2025-NQM15 Class A1, 5.143% 7/27/2065 (b)(d)	245,435	245,172
OBX Trust Series 2025-NQM15 Class A1F, 4.7621% 7/27/2065 (b)(d)	256,763	256,858
OBX Trust Series 2025-NQM6 Class A1, 5.603% 3/25/2065 (b)(d)	1,024,686	1,030,591
OBX Trust Series 2026-HYB1 Class A1B, 3.421% 2/25/2055 (b)(d)	3,760,000	3,641,039
OBX Trust Series 2026-NQM5 Class A1, 5.321% 1/25/2066 (b)(d)	737,252	736,746
OBX Trust Series 2026-R1 Class A1, 4.884% 1/25/2063 (b)(d)	223,287	220,739
Ocwen Loan Investment Trust Series 2025-HB1 Class A, 3% 6/25/2038 (b)(d)	238,596	234,184
Ocwen Loan Investment Trust Series 2025-HB2 Class A, 3% 11/25/2038 (b)(d)	124,276	121,454
Ocwen Loan Investment Trust Series 2026-HB2 Class A, 3% 5/25/2039 (b)(d)	490,000	480,004
OSS Mortgage Trust Series 2024-H6 Class A2, 5.383% 9/25/2069 (d)	1,057,409	1,055,808
RCKT Mortgage Trust Series 2024-CES9 Class A1A, 5.582% 12/25/2044 (d)(e)	175,393	176,059
Roc Mortgage Trust Series 2024-RTL1 Class A1, 5.589% 10/25/2039 (d)	980,000	981,286
Rocket Mortgage Trust Series 2024-CES8 Class A1A, 5.4896% 11/25/2044 (d)(e)	900,490	902,761
Santander Mortgage Asset Receivable Trust Series 2025-NQM5 Class A1, 5.067% 8/25/2065 (b)(d)	101,499	101,256
Santander Mortgage Asset Receivable Trust Series 2025-NQM6 Class A1, 5.138% 11/25/2065 (b)(d)	224,857	224,594
Sequoia Mortgage Trust Series 2018-CH2 Class A21, 4% 6/25/2048 (d)	29,340	27,087
Sequoia Mortgage Trust Series 2018-CH2 Class A3, 4% 6/25/2048 (d)	65,749	60,700
Sequoia Mortgage Trust Series 2018-CH3 Class A19, 4.5% 8/25/2048 (d)	1,075	1,068
SG Residential Mortgage Trust Series 2026-3 Class A1, 5.188% 4/25/2066 (b)(d)	507,456	505,425
SG Residential Mortgage Trust Series 2026-3 Class A2, 5.492% 4/25/2066 (d)	343,279	342,600
Spruce Hill Mortgage Loan Trust Series 2022-SH1 Class A1A, 4.1% 7/25/2057 (d)(e)	2,685,322	2,677,621
Starwood Mortgage Residential Trust Series 2019-INV1 Class A3, 2.916% 9/27/2049 (d)	36,881	36,703
Starwood Mortgage Residential Trust Series 2020-1 Class A2, 2.408% 2/25/2050 (d)	232,213	223,424
Starwood Mortgage Residential Trust Series 2021-2 Class A1, 0.943% 5/25/2065 (d)	130,157	126,600
Starwood Mortgage Residential Trust Series 2021-4 Class A1, 1.162% 8/25/2056 (d)	658,830	587,371
Toorak Mortgage Corp Ltd Series 2021-INV1 Class A2, 1.409% 7/25/2056 (d)	103,723	96,504
Towd Point Mortgage Trust Series 2019-HY3 Class M1, CME Term SOFR 1 month Index + 1.6145%, 5.1988% 10/25/2059 (b)(c)(d)	420,000	421,459
Towd Point Mortgage Trust Series 2024-2 Class A1B, 4.8856% 12/25/2064 (b)(d)	872,260	877,681
Towd Point Mortgage Trust Series 2026-1 Class A1B, 4.3154% 1/25/2066 (b)(d)	1,147,529	1,132,049
Verus Securitization Trust Series 2021-1 Class A2, 1.052% 1/25/2066 (d)	111,358	101,760
Verus Securitization Trust Series 2021-1 Class A3, 1.155% 1/25/2066 (d)	65,803	60,205
Verus Securitization Trust Series 2021-2 Class A1, 1.031% 2/25/2066 (d)	160,228	147,160
Verus Securitization Trust Series 2021-R1 Class A2, 1.057% 10/25/2063 (d)	19,247	18,820
Verus Securitization Trust Series 2021-R2 Class A1, 0.918% 2/25/2064 (d)	147,722	142,824
Verus Securitization Trust Series 2023-6 Class A2, 6.939% 9/25/2068 (d)	198,340	198,699
Verus Securitization Trust Series 2023-7 Class A2, 7.272% 10/25/2068 (d)	78,659	78,998
Verus Securitization Trust Series 2023-8 Class A2, 6.6642% 12/25/2068 (d)	156,133	156,872
Verus Securitization Trust Series 2025-3 Class A1, 5.623% 5/25/2070 (b)(d)	315,548	317,576
Verus Securitization Trust Series 2025-7 Class A1F, 4.8121% 8/25/2070 (b)(d)	743,056	743,990
Verus Securitization Trust Series 2026-R2 Class A1FC, 5.282% 10/25/2067 (d)(e)	1,509,330	1,512,248
Verus Series 2026-R3 Class A1, 5.19% 2/27/2068 (b)(d)	719,570	717,063
Vista Point Securitization Trust Series 2020-2 Class A3, 2.496% 4/25/2065 (d)	207,178	204,427
TOTAL UNITED STATES		69,820,095
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $70,507,121)		69,820,095

Commercial Mortgage Securities - 1.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.3%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 5.3706% 6/15/2040 (b)(c)(d)	1,920,000	1,927,800
BANK Series 2024-BNK47 Class A1, 5.523% 6/15/2057	140,212	142,149
BANK5 Series 2024-5YR11 Class AS, 6.139% 11/15/2057	690,000	707,640
BANK5 Series 2024-5YR12 Class A3, 5.902% 12/15/2057	1,090,000	1,126,257
BANK5 Series 2024-5YR12 Class AS, 6.122% 12/15/2057 (b)	485,000	497,376
BANK5 Series 2024-5YR9 Class A1, 4.8894% 8/15/2057	631,889	633,517
BANK5 Series 2026-5YR21 Class A3, 5.525% 4/15/2059	535,000	549,414
BBCMS Mortgage Trust Series 2026-5C40 Class A1, 4.4309% 2/15/2059	85,674	84,807
Benchmark Mortgage Trust Series 2024-V11 Class AM, 6.201% 11/15/2057	585,000	598,766
Benchmark Mortgage Trust Series 2024-V6 Class A1, 5.5678% 3/15/2057	109,307	109,721
Benchmark Mortgage Trust Series 2025-B41 Class A1, 4.4006% 7/15/2068	398,426	396,062
Benchmark Mortgage Trust Series 2025-V19 Class A3, 5.249% 1/15/2058 (b)	970,000	985,215
Benchmark Mortgage Trust Series 2026-B43 Class A1, 4.6544% 4/15/2063	605,000	603,530
Benchmark Mortgage Trust Series 2026-V20 Class A1, 4.332% 2/15/2059	203,264	201,794
BFLD Commercial Mortgage Trust Series 2025-5MW Class C, 5.4512% 10/10/2042 (b)(d)	300,000	299,522
BLOX Trust Series 2021-BLOX Class A, CME Term SOFR 1 month Index + 1.1145%, 4.7425% 9/15/2026 (b)(c)(d)	2,040,000	2,033,167
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 4.9692% 3/15/2041 (b)(c)(d)	583,700	584,430
BMARK Trust Series 2024-V8 Class A1, 5.514% 7/15/2057	311,106	314,600
BMO Mortgage Trust Series 2024-5C4 Class A3, 6.5262% 5/15/2057 (b)	1,000,000	1,043,685
BMO Mortgage Trust Series 2026-5C14 Class A3, 5.2094% 3/15/2059	1,655,000	1,676,758
BMO Mortgage Trust Series 2026-C14 Class A1, 4.3597% 2/15/2059	187,883	185,960
BMO Series 2024-C8 Class A1, 5.5422% 3/15/2057	316,460	317,737
Bridge Commercial Mortgage Trust Series 2026-MF Class A, CME Term SOFR 1 month Index + 1.25%, 4.85% 6/15/2039 (b)(c)(d)	2,617,000	2,617,000
BX 2025-DIME Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 4.7771% 2/15/2035 (b)(c)(d)	139,000	138,304
BX 2025-ROIC Trust Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 4.7709% 3/15/2030 (b)(c)(d)	1,893,207	1,890,250
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 4.4306% 10/15/2036 (b)(c)(d)	1,872,000	1,871,415
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 4.9199% 12/15/2039 (b)(c)(d)	217,987	218,395
BX Commercial Mortgage Trust Series 2024-GPA3 Class B, CME Term SOFR 1 month Index + 1.6423%, 5.2694% 12/15/2039 (b)(c)(d)	560,649	562,052
BX Commercial Mortgage Trust Series 2024-MDHS Class A, 5.2684% 5/15/2041 (b)(d)	596,687	597,246
BX Commercial Mortgage Trust Series 2024-MDHS Class B, CME Term SOFR 1 month Index + 1.841%, 5.4681% 5/15/2041 (b)(c)(d)	696,500	697,371
BX Commercial Mortgage Trust Series 2024-SLCT Class B, CME Term SOFR 1 month Index + 1.7928%, 5.4199% 1/15/2042 (b)(c)(d)	410,000	408,975
BX Commercial Mortgage Trust Series 2024-SLCT Class C, CME Term SOFR 1 month Index + 2.392%, 6.019% 1/15/2042 (b)(c)(d)	1,045,000	1,044,996
BX Commercial Mortgage Trust Series 2026-CSMO Class C, CME Term SOFR 1 month Index + 2%, 5.6271% 2/15/2043 (b)(c)(d)	310,000	311,938
BX Commercial Mortgage Trust Series 2026-XL6 Class A, CME Term SOFR 1 month Index + 1.2%, 4.8271% 3/15/2043 (b)(c)(d)	889,501	888,389
BX Series 2026-CLS Class B, CME Term SOFR 1 month Index + 1.7%, 5.3271% 5/15/2043 (b)(c)(d)	185,000	185,116
BX Series 2026-CLS Class C, CME Term SOFR 1 month Index + 2.35%, 5.9771% 5/15/2043 (b)(c)(d)	105,000	105,393
BX Trust Series 2021-ACNT Class A, CME Term SOFR 1 month Index + 0.9645%, 4.5915% 11/15/2038 (b)(c)(d)	1,351,390	1,352,170
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.0691% 2/15/2039 (b)(c)(d)	831,950	833,996
BX Trust Series 2025-GW Class A, CME Term SOFR 1 month Index + 1.6%, 5.227% 7/15/2042 (b)(c)(d)	1,150,000	1,152,875
BX Trust Series 2025-VOLT Class A, CME Term SOFR 1 month Index + 1.7%, 5.3271% 12/15/2044 (b)(c)(d)	815,000	815,509
BX Trust Series 2025-VOLT Class B, CME Term SOFR 1 month Index + 2.1%, 5.7271% 12/15/2044 (b)(c)(d)	1,125,000	1,125,704
BX Trust Series 2026-ALOHA Class A, 4.9771% 4/15/2043 (b)(d)	746,000	746,000
BX Trust Series 2026-CIP Class A, CME Term SOFR 1 month Index + 1.2%, 4.85% 5/15/2038 (b)(c)(d)	1,490,000	1,493,725
BX Trust Series 2026-LP3 Class A, 5.0071% 4/15/2043 (d)	939,099	941,740
BX Trust Series 2026-PNDA Class B, CME Term SOFR 1 month Index + 1.5%, 5.15% 5/15/2043 (b)(c)(d)	620,000	621,744
Cent Trust Series 2025-CITY Class A, 5.0909% 7/10/2040 (b)(d)	860,000	860,660
COMM Mortgage Trust Series 2014-CR15 Class B, 3.8145% 2/10/2047 (b)	320,341	308,691
DBC Mortgage Trust Series 2025-DBC Class A, CME Term SOFR 1 month Index + 1.35%, 4.978% 11/15/2042 (b)(c)(d)	1,110,000	1,110,347
Extended Stay America Trust Series 2025-ESH Class A, CME Term SOFR 1 month Index + 1.3%, 4.9271% 10/15/2042 (b)(c)(d)	1,122,050	1,123,453
Extended Stay America Trust Series 2025-ESH Class C, CME Term SOFR 1 month Index + 1.85%, 5.4771% 10/15/2042 (b)(c)(d)	418,963	420,403
Extended Stay America Trust Series 2026-ESH2 Class A, CME Term SOFR 1 month Index + 1.2%, 4.8271% 2/15/2043 (b)(c)(d)	951,911	952,803
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-K753 Class A1, 4.6% 6/25/2030	513,874	516,180
Hilt Commercial Mortgage Trust Series 2024-ORL Class B, CME Term SOFR 1 month Index + 1.9407%, 5.5678% 5/15/2037 (b)(c)(d)	965,000	965,302
HYT Commercial Mortgage Trust Series 2024-RGCY Class A, CME Term SOFR 1 month Index + 1.8415%, 5.4686% 9/15/2041 (b)(c)(d)	1,595,000	1,594,502
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-BKWD Class A, CME Term SOFR 1 month Index + 1.6145%, 5.2425% 9/15/2029 (b)(c)(d)	738,093	723,616
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 4.9223% 5/15/2039 (b)(c)(d)	2,874,000	2,762,633
MARQ Trust Series 2024-HOU Class B, CME Term SOFR 1 month Index + 2.0907%, 5.7178% 6/15/2039 (b)(c)(d)	1,070,000	1,069,871
Medical Commercial Mtg Trust Series 2024-MOB Class A, CME Term SOFR 1 month Index + 1.5915%, 5.2186% 5/15/2041 (b)(c)(d)	995,000	981,305
MHP Commercial Mortgage Trust Series 2021-STOR Class A, CME Term SOFR 1 month Index + 0.8145%, 4.4425% 7/15/2038 (b)(c)(d)(h)	907,000	906,433
Morgan Stanley Bank Amer Trust Series 2025-C35 Class A1, 4.609% 8/15/2058	132,284	132,055
Morgan Stanley Capital I Trust Series 2018-BOP Class A, CME Term SOFR 1 month Index + 0.897%, 4.525% 8/15/2033 (b)(c)(d)	3,654,512	2,972,580
NYC Commercial Mortgage Trust Series 2025-28L Class B, 5.1738% 11/5/2038 (b)(d)	390,000	388,967
NYC Trust Series 2026-9W57 Class B, 5.3531% 6/6/2040 (b)(d)	2,185,000	2,181,764
Penn Commercial Mortgage Trust Series 2025-P11 Class A, 5.5221% 8/10/2042 (b)(d)	680,000	687,865
Plym Commercial Mortgage Trust Series 2026-IND Class A, CME Term SOFR 1 month Index + 1.25%, 4.8771% 3/15/2043 (b)(c)(d)	1,300,000	1,300,813
Rocket Mortgage Trust Series 2024-CNTR Class A, 5.3883% 11/13/2041 (d)	750,000	760,245
SDR Commercial Mortgage Trust Series 2024-DSNY Class B, CME Term SOFR 1 month Index + 1.7412%, 5.3682% 5/15/2039 (b)(c)(d)	790,000	790,988
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 4.87% 12/15/2039 (b)(c)(d)	1,157,000	1,157,724
Texas Coml Mortgage Trust Series 2025-TWR Class A, CME Term SOFR 1 month Index + 1.2931%, 4.9202% 4/15/2042 (b)(c)(d)	2,103,000	2,102,996
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class A, CME Term SOFR 1 month Index + 1.7913%, 5.4184% 10/15/2041 (b)(c)(d)	1,060,000	1,055,590
Wells Fargo Commercial Mortgage Trust Series 2025-5C6 Class A1, 4.314% 10/15/2058	226,243	224,372
TOTAL UNITED STATES		63,692,368
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $64,536,908)		63,692,368

Fixed-Income Funds - 33.5%
	Shares	Value ($)
Baird Short-Term Bond Fund Institutional Class	46,253,729	438,947,885
DoubleLine Low Duration Bond Fund Class N	25,091,326	240,625,818
iShares 1-3 Year Treasury Bond ETF	1,504,361	123,808,909
iShares 3-7 Year Treasury Bond ETF	2,719,673	320,214,299
iShares Short Duration Bond Active ETF (i)	4,622,412	234,818,530
PIMCO Enhanced Low Duration Active ETF	2,500,561	239,017,874
TOTAL FIXED-INCOME FUNDS (Cost $1,604,998,109)		1,597,433,315

Foreign Government and Government Agency Obligations - 0.0%
	Principal Amount (a)	Value ($)
COLOMBIA - 0.0%
Colombian Republic 5.375% 1/21/2029 (Cost $1,450,288)	1,460,000	1,451,604

Non-Convertible Corporate Bonds - 17.0%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Woodside Finance Ltd 3.7% 9/15/2026 (d)	487,000	485,890
Health Care - 0.0%
Biotechnology - 0.0%
CSL Finance PLC 3.85% 4/27/2027 (d)	2,075,000	2,063,563
Materials - 0.1%
Metals & Mining - 0.1%
Glencore Funding LLC 4.907% 4/1/2028 (d)	1,740,000	1,751,331
Glencore Funding LLC 5.338% 4/4/2027 (d)	2,088,000	2,106,742
TOTAL MATERIALS		3,858,073
TOTAL AUSTRALIA		6,407,526
BERMUDA - 0.1%
Consumer Staples - 0.1%
Beverages - 0.1%
Bacardi Ltd 4.7% 5/15/2028 (d)	3,151,000	3,146,507
Financials - 0.0%
Insurance - 0.0%
Aspen Insurance Holdings Ltd 5.75% 7/1/2030	490,000	505,369
TOTAL BERMUDA		3,651,876
CANADA - 0.9%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
Rogers Communications Inc 3.2% 3/15/2027	4,265,000	4,227,447
Rogers Communications Inc 5% 2/15/2029	3,080,000	3,105,313
TOTAL COMMUNICATION SERVICES		7,332,760
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Alimentation Couche-Tard Inc 4.148% 9/29/2028 (d)	2,500,000	2,479,100
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Canadian Natural Resources Ltd 3.85% 6/1/2027	2,413,000	2,402,896
Enbridge Inc 4.6% 6/20/2028	4,435,000	4,450,020
Enbridge Inc 5.9% 11/15/2026	400,000	402,460
Enbridge Inc 6% 11/15/2028	660,000	682,773
South Bow USA Infrastructure Holdings LLC 4.911% 9/1/2027	1,405,000	1,410,222
TransCanada PipeLines Ltd 4.25% 5/15/2028	260,000	258,933
TOTAL ENERGY		9,607,304
Financials - 0.4%
Banks - 0.4%
Bank of Montreal 4.062% 9/22/2028 (b)	990,000	985,306
Bank of Montreal 4.338% 3/19/2030 (b)	2,038,000	2,025,863
Bank of Montreal 4.547% 6/2/2029 (b)	2,500,000	2,501,444
Bank of Nova Scotia/The 4.247% 2/2/2030 (b)	3,090,000	3,058,618
Bank of Nova Scotia/The 4.932% 2/14/2029 (b)	2,902,000	2,925,656
Canadian Imperial Bank of Commerce 4.283% 1/29/2030 (b)	1,555,000	1,540,970
Canadian Imperial Bank of Commerce 4.862% 1/13/2028 (b)	2,500,000	2,507,441
National Bank of Canada 4.166% 1/20/2029 (b)	980,000	975,708
Royal Bank of Canada 4.4% 4/17/2030 (b)	3,420,000	3,401,019
TOTAL FINANCIALS		19,922,025
Industrials - 0.1%
Commercial Services & Supplies - 0.1%
Element Fleet Management Corp 4.8% 5/29/2029 (d)	400,000	400,482
Element Fleet Management Corp 5.037% 3/25/2030 (d)	1,275,000	1,286,224
Element Fleet Management Corp 5.643% 3/13/2027 (d)	1,330,000	1,341,049
TOTAL INDUSTRIALS		3,027,755
Materials - 0.0%
Chemicals - 0.0%
Nutrien Ltd 4.9% 3/27/2028	1,135,000	1,144,263
TOTAL CANADA		43,513,207
CHILE - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Corp Nacional del Cobre de Chile 3% 9/30/2029 (g)	1,400,000	1,319,990
Corp Nacional del Cobre de Chile 3.625% 8/1/2027 (g)	404,000	399,883

TOTAL CHILE		1,719,873
CHINA - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Prosus NV 3.257% 1/19/2027 (g)	236,000	233,934
DENMARK - 0.2%
Financials - 0.2%
Banks - 0.2%
Danske Bank A/S 4.298% 4/1/2028 (b)(d)	2,544,000	2,542,858
Danske Bank A/S 4.613% 10/2/2030 (b)(d)	1,220,000	1,213,697
Danske Bank A/S 4.662% 3/27/2029 (b)(d)	4,850,000	4,850,940
Danske Bank A/S 5.427% 3/1/2028 (b)(d)	1,290,000	1,299,687

TOTAL DENMARK		9,907,182
FRANCE - 0.3%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Orange SA 4% 1/13/2029 (d)	978,000	967,961
Orange SA 4.25% 1/13/2031 (d)	1,505,000	1,475,568
TOTAL COMMUNICATION SERVICES		2,443,529
Financials - 0.2%
Banks - 0.2%
BNP Paribas SA 2.591% 1/20/2028 (b)(d)	3,200,000	3,162,247
BNP Paribas SA 4.792% 5/9/2029 (b)(d)	3,130,000	3,134,024
Credit Agricole SA 5.23% 1/9/2029 (b)(d)	955,000	964,593
Societe Generale SA 5.249% 5/22/2029 (b)(d)	1,000,000	1,009,613
Societe Generale SA 5.5% 4/13/2029 (b)(d)	2,500,000	2,534,420
Societe Generale SA 5.519% 1/19/2028 (b)(d)	1,030,000	1,035,766
TOTAL FINANCIALS		11,840,663
Materials - 0.0%
Chemicals - 0.0%
SPCM SA 5.626% 3/31/2031 (d)	1,405,000	1,421,634
TOTAL FRANCE		15,705,826
GERMANY - 1.0%
Consumer Discretionary - 0.5%
Automobiles - 0.5%
BMW US Capital LLC 4.15% 4/9/2030 (d)	340,000	332,906
BMW US Capital LLC 4.3% 3/17/2028 (d)	2,660,000	2,655,389
BMW US Capital LLC 4.4% 3/19/2029 (d)	2,715,000	2,708,575
BMW US Capital LLC 4.6% 8/13/2027 (d)	2,635,000	2,645,071
Mercedes-Benz Finance North America LLC 4.125% 3/10/2028 (d)	2,700,000	2,684,469
Volkswagen Group of America Finance LLC 4.450% 9/11/2027 (d)	895,000	893,897
Volkswagen Group of America Finance LLC 4.75% 11/13/2028 (d)	870,000	869,443
Volkswagen Group of America Finance LLC 4.85% 8/15/2027 (d)	1,875,000	1,881,523
Volkswagen Group of America Finance LLC 5.05% 3/27/2028 (d)	2,820,000	2,836,972
Volkswagen Group of America Finance LLC 5.7% 9/12/2026 (d)	1,425,000	1,430,675
Volkswagen Group of America Finance LLC 6% 11/16/2026 (d)	2,150,000	2,166,019
Volkswagen Group of America Finance LLC 6.2% 11/16/2028 (d)	1,130,000	1,166,439
TOTAL CONSUMER DISCRETIONARY		22,271,378
Financials - 0.2%
Capital Markets - 0.2%
Deutsche Bank AG/New York NY 2.552% 1/7/2028 (b)	2,600,000	2,570,404
Deutsche Bank AG/New York NY 5.373% 1/10/2029 (b)	3,270,000	3,306,592
Deutsche Bank AG/New York NY 5.706% 2/8/2028 (b)	1,000,000	1,008,400
Deutsche Bank AG/New York NY 6.72% 1/18/2029 (b)	2,792,000	2,882,866
TOTAL FINANCIALS		9,768,262
Health Care - 0.2%
Pharmaceuticals - 0.2%
Bayer US Finance II LLC 4.375% 12/15/2028 (d)	6,088,000	6,035,696
EMD Finance LLC 4.125% 8/15/2028 (d)	2,765,000	2,743,331
TOTAL HEALTH CARE		8,779,027
Industrials - 0.1%
Machinery - 0.1%
Daimler Truck Finance North America LLC 4.15% 1/12/2029 (d)	645,000	637,687
Daimler Truck Finance North America LLC 4.3% 8/12/2027 (d)	870,000	868,754
Daimler Truck Finance North America LLC 4.95% 1/13/2028 (d)	2,500,000	2,519,017
Daimler Truck Finance North America LLC 5.125% 9/25/2027 (d)	1,250,000	1,261,438
TOTAL INDUSTRIALS		5,286,896
TOTAL GERMANY		46,105,563
HONG KONG - 0.0%
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
HPHT Finance 21 II Ltd 1.5% 9/17/2026 (g)	650,000	643,925
INDIA - 0.0%
Financials - 0.0%
Banks - 0.0%
State Bank of India/London 1.8% 7/13/2026 (g)	1,850,000	1,844,602
IRELAND - 0.4%
Financials - 0.3%
Banks - 0.0%
Bank of Ireland Group PLC 2.029% 9/30/2027 (b)(d)	2,200,000	2,183,131
Consumer Finance - 0.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028	820,000	790,067
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.875% 1/23/2028	2,500,000	2,472,125
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.125% 2/28/2029	1,478,000	1,458,386
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.75% 6/6/2028	2,500,000	2,553,703
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027	2,461,000	2,501,748
		9,776,029
TOTAL FINANCIALS		11,959,160
Industrials - 0.1%
Transportation Infrastructure - 0.1%
Avolon Holdings Funding Ltd 2.528% 11/18/2027 (d)	2,700,000	2,618,603
Avolon Holdings Funding Ltd 4.95% 1/15/2028 (d)	2,500,000	2,509,960
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (d)	870,000	894,654
TOTAL INDUSTRIALS		6,023,217
TOTAL IRELAND		17,982,377
ITALY - 0.1%
Utilities - 0.1%
Electric Utilities - 0.1%
ENEL Finance International NV 1.625% 7/12/2026 (d)(e)	1,605,000	1,599,665
ENEL Finance International NV 4.125% 9/30/2028 (d)	2,412,000	2,387,045
ENEL Finance International NV 5.125% 6/26/2029 (d)	2,450,000	2,479,056

TOTAL ITALY		6,465,766
JAPAN - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
NTT Finance Corp 4.567% 7/16/2027 (d)	690,000	691,384
NTT Finance Corp 4.62% 7/16/2028 (d)	965,000	965,732
TOTAL COMMUNICATION SERVICES		1,657,116
Consumer Staples - 0.0%
Tobacco - 0.0%
Japan Tobacco Inc 4.85% 5/15/2028 (d)	2,180,000	2,195,994
Financials - 0.2%
Banks - 0.2%
Mitsubishi UFJ Financial Group Inc 4.592% 4/18/2030 (b)	200,000	199,639
Mitsubishi UFJ Financial Group Inc 5.258% 4/17/2030 (b)	1,650,000	1,676,529
Mizuho Financial Group Inc 5.414% 9/13/2028 (b)	2,500,000	2,530,591
TOTAL FINANCIALS		4,406,759
TOTAL JAPAN		8,259,869
KAZAKHSTAN - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Tengizchevroil Finance Co International Ltd 4% 8/15/2026 (g)	840,000	838,425
Industrials - 0.0%
Ground Transportation - 0.0%
Kazakhstan Temir Zholy National Co JSC 4.875% 4/29/2031 (d)	630,000	619,763
TOTAL KAZAKHSTAN		1,458,188
KOREA (SOUTH) - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
KT Corp 4.125% 2/2/2028 (d)	900,000	896,170
Financials - 0.1%
Financial Services - 0.1%
Korea Housing Finance Corp 4.625% 2/24/2028 (d)	1,600,000	1,610,576
TOTAL KOREA (SOUTH)		2,506,746
KUWAIT - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Equate Petrochemical Co KSCC 4.25% 11/3/2026 (g)	1,850,000	1,841,083
NETHERLANDS - 0.4%
Consumer Staples - 0.1%
Beverages - 0.1%
Heineken NV 3.5% 1/29/2028 (d)	4,438,000	4,382,306
Financials - 0.2%
Banks - 0.2%
Cooperatieve Rabobank UA 4.655% 8/22/2028 (b)(d)	2,100,000	2,103,694
Cooperatieve Rabobank UA 5.564% 2/28/2029 (b)(d)	1,720,000	1,749,640
ING Groep NV 4.017% 3/28/2028 (b)	2,100,000	2,093,413
ING Groep NV 4.803% 3/23/2032 (b)	2,920,000	2,906,801
ING Groep NV 4.858% 3/25/2029 (b)	2,720,000	2,736,203
TOTAL FINANCIALS		11,589,751
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP BV / NXP Funding LLC / NXP USA Inc 3.15% 5/1/2027	2,195,000	2,173,083
NXP BV / NXP Funding LLC / NXP USA Inc 4.3% 6/18/2029	1,458,000	1,446,318
NXP BV / NXP Funding LLC / NXP USA Inc 4.3% 8/19/2028	1,570,000	1,563,882
NXP BV / NXP Funding LLC / NXP USA Inc 4.4% 6/1/2027	155,000	155,141
TOTAL INFORMATION TECHNOLOGY		5,338,424
TOTAL NETHERLANDS		21,310,481
NORWAY - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Var Energi ASA 5% 5/18/2027 (d)	1,490,000	1,496,420
Financials - 0.1%
Banks - 0.1%
DNB Bank ASA 4.832% 3/30/2032 (b)(d)	3,025,000	3,014,309
TOTAL NORWAY		4,510,729
QATAR - 0.0%
Financials - 0.0%
Banks - 0.0%
QNB Finance Ltd 4.875% 1/30/2029 (g)	1,970,000	1,974,630
SAUDI ARABIA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
SA Global Sukuk Ltd 4.125% 9/17/2030 (d)	1,890,000	1,835,804
Materials - 0.0%
Chemicals - 0.0%
Ma'aden Sukuk Ltd 5.25% 2/13/2030 (d)	1,500,000	1,512,600
TOTAL SAUDI ARABIA		3,348,404
SPAIN - 0.1%
Financials - 0.1%
Banks - 0.1%
Banco Santander SA 5.552% 3/14/2028 (b)	1,200,000	1,210,019
CaixaBank SA 4.818% 4/22/2032 (b)(d)	725,000	720,654
CaixaBank SA 6.684% 9/13/2027 (b)(d)	1,865,000	1,876,398

TOTAL SPAIN		3,807,071
SWITZERLAND - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
UBS AG/Stamford CT 4.302% 3/16/2029 (b)	2,836,000	2,830,792
UBS Group AG 1.494% 8/10/2027 (b)(d)	3,000,000	2,982,333
UBS Group AG 3.869% 1/12/2029 (b)(d)	990,000	978,733

TOTAL SWITZERLAND		6,791,858
THAILAND - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Advanced Info Service PCL 4.26% 3/4/2031 (g)	980,000	960,155
UNITED KINGDOM - 1.7%
Consumer Staples - 0.4%
Beverages - 0.0%
Coca-Cola Europacific Partners PLC 1.5% 1/15/2027 (d)	475,000	466,995
Tobacco - 0.4%
BAT Capital Corp 2.259% 3/25/2028	2,700,000	2,597,649
BAT Capital Corp 3.557% 8/15/2027	2,490,000	2,467,134
BAT International Finance PLC 4.448% 3/16/2028	2,975,000	2,976,104
Imperial Brands Finance PLC 3.5% 7/26/2026 (d)	305,000	304,541
Imperial Brands Finance PLC 4.5% 6/30/2028 (d)	3,150,000	3,147,063
Imperial Brands Finance PLC 6.125% 7/27/2027 (d)	2,739,000	2,786,805
		14,279,296
TOTAL CONSUMER STAPLES		14,746,291
Financials - 1.3%
Banks - 1.2%
Barclays PLC 4.219% 5/24/2030 (b)	1,245,000	1,225,495
Barclays PLC 4.476% 11/11/2029 (b)	1,205,000	1,197,824
Barclays PLC 4.836% 5/9/2028	1,475,000	1,478,048
Barclays PLC 4.972% 5/16/2029 (b)	960,000	965,607
Barclays PLC 5.086% 2/25/2029 (b)	1,085,000	1,093,456
Barclays PLC 5.501% 8/9/2028 (b)	2,500,000	2,525,009
Barclays PLC 5.674% 3/12/2028 (b)	2,500,000	2,522,038
Barclays PLC 7.385% 11/2/2028 (b)	2,400,000	2,489,265
HSBC Holdings PLC 4.398% 3/10/2030 (b)	1,125,000	1,115,166
HSBC Holdings PLC 4.583% 6/19/2029 (b)	2,000,000	1,997,864
HSBC Holdings PLC 4.899% 3/3/2029 (b)	2,425,000	2,437,998
HSBC Holdings PLC 5.13% 11/19/2028 (b)	1,890,000	1,904,160
HSBC Holdings PLC 5.597% 5/17/2028 (b)	2,845,000	2,875,752
HSBC Holdings PLC 5.887% 8/14/2027 (b)	2,600,000	2,607,331
HSBC Holdings PLC 7.39% 11/3/2028 (b)	2,000,000	2,076,648
Lloyds Banking Group PLC 3.574% 11/7/2028 (b)	2,600,000	2,567,640
Lloyds Banking Group PLC 4.241% 2/10/2030 (b)	1,463,000	1,446,904
Lloyds Banking Group PLC 4.818% 6/13/2029 (b)	960,000	965,318
Lloyds Banking Group PLC 5.462% 1/5/2028 (b)	1,060,000	1,066,566
Lloyds Banking Group PLC 5.871% 3/6/2029 (b)	2,441,000	2,496,515
NatWest Group PLC 4.892% 5/18/2029 (b)	3,170,000	3,188,484
NatWest Group PLC 5.516% 9/30/2028 (b)	2,500,000	2,534,916
NatWest Group PLC 5.583% 3/1/2028 (b)	700,000	705,853
NatWest Markets PLC 4.654% 3/27/2029 (d)	3,075,000	3,080,946
Santander UK Group Holdings PLC 1.673% 6/14/2027 (b)	420,000	419,546
Santander UK Group Holdings PLC 4.32% 9/22/2029 (b)	885,000	877,350
Standard Chartered PLC 4.299% 1/13/2030 (b)(d)	2,974,000	2,939,432
Standard Chartered PLC 4.3% 2/19/2027 (d)	327,000	326,578
Standard Chartered PLC 5.688% 5/14/2028 (b)(d)	1,340,000	1,354,554
Standard Chartered PLC 6.301% 1/9/2029 (b)(d)	870,000	892,335
		53,374,598
Capital Markets - 0.0%
Rentokil Terminix Funding PLC 4.625% 4/23/2031 (d)	1,305,000	1,286,493
Financial Services - 0.1%
LSEG US Finance Corp 4.25% 3/23/2029 (d)	1,695,000	1,680,955
LSEG US Finance Corp 4.5% 3/23/2031 (d)	830,000	819,877
Nationwide Building Society 6.557% 10/18/2027 (b)(d)	2,500,000	2,519,910
		5,020,742
TOTAL FINANCIALS		59,681,833
Industrials - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce PLC 5.75% 10/15/2027 (d)	1,530,000	1,550,123
TOTAL UNITED KINGDOM		75,978,247
UNITED STATES - 11.1%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.1%
AT&T Inc 4.1% 2/15/2028	600,000	597,396
SBA Tower Trust 4.831% 10/15/2029 (d)	2,245,000	2,242,523
SBA Tower Trust 6.599% 11/15/2052 (d)	1,160,000	1,174,161
		4,014,080
Entertainment - 0.0%
Take-Two Interactive Software Inc 4.95% 3/28/2028	1,355,000	1,365,440
Media - 0.2%
Charter Communications Operating LLC / Charter Communications Operating Capital 4.2% 3/15/2028	4,495,000	4,447,391
Charter Communications Operating LLC / Charter Communications Operating Capital 5.05% 3/30/2029	1,855,000	1,854,190
Cox Communications Inc 3.35% 9/15/2026 (d)	795,000	792,594
Cox Communications Inc 3.5% 8/15/2027 (d)	935,000	923,286
Cox Communications Inc 5.45% 9/15/2028 (d)	1,175,000	1,193,044
		9,210,505
Wireless Telecommunication Services - 0.0%
T-Mobile USA Inc 3.375% 4/15/2029	1,020,000	989,917
TOTAL COMMUNICATION SERVICES		15,579,942
Consumer Discretionary - 0.8%
Automobiles - 0.6%
American Honda Finance Corp 4.55% 4/10/2028	1,367,000	1,366,755
American Honda Finance Corp 4.9% 4/10/2031	620,000	618,490
American Honda Finance Corp 5.65% 11/15/2028	2,055,000	2,106,738
General Motors Financial Co Inc 4.2% 10/27/2028	1,500,000	1,488,839
General Motors Financial Co Inc 4.75% 4/6/2029	1,330,000	1,333,262
General Motors Financial Co Inc 5.05% 4/4/2028	1,265,000	1,275,655
General Motors Financial Co Inc 5.35% 7/15/2027	1,658,000	1,674,874
General Motors Financial Co Inc 5.4% 5/8/2027	3,546,000	3,581,593
General Motors Financial Co Inc 5.8% 1/7/2029	1,000,000	1,028,359
General Motors Financial Co Inc 6% 1/9/2028	2,350,000	2,399,444
Hyundai Capital America 4.25% 1/8/2029 (d)	910,000	899,964
Hyundai Capital America 4.6% 4/6/2028 (d)	2,210,000	2,208,610
Hyundai Capital America 4.85% 3/25/2027 (d)	615,000	617,836
Hyundai Capital America 4.875% 6/23/2027 (d)	3,095,000	3,108,323
Hyundai Capital America 5% 1/7/2028 (d)	985,000	990,940
Hyundai Capital America 5.25% 1/8/2027 (d)	675,000	678,658
Hyundai Capital America 5.45% 6/24/2026 (d)	2,000,000	2,001,770
Hyundai Capital America 5.6% 3/30/2028 (d)	1,190,000	1,209,282
		28,589,392
Diversified Consumer Services - 0.0%
ERAC USA Finance LLC 4.6% 5/1/2028 (d)	1,990,000	1,998,095
ERAC USA Finance LLC 5% 2/15/2029 (d)	730,000	738,523
		2,736,618
Hotels, Restaurants & Leisure - 0.1%
Airbnb Inc 4.4% 3/16/2029	1,085,000	1,083,091
Airbnb Inc 4.65% 3/16/2031	325,000	324,996
Darden Restaurants Inc 4.35% 10/15/2027	1,680,000	1,676,737
Marriott International Inc/MD 3.125% 6/15/2026	1,628,000	1,627,300
		4,712,124
Specialty Retail - 0.1%
AutoNation Inc 1.95% 8/1/2028	2,700,000	2,548,731
AutoZone Inc 5.165% 6/15/2030	1,255,000	1,275,462
O'Reilly Automotive Inc 4.35% 6/1/2028	723,000	722,237
		4,546,430
TOTAL CONSUMER DISCRETIONARY		40,584,564
Consumer Staples - 0.3%
Beverages - 0.2%
Keurig Dr Pepper Inc 3.95% 4/15/2029	198,000	194,403
Keurig Dr Pepper Inc 4.35% 5/15/2028	1,460,000	1,456,558
Keurig Dr Pepper Inc 5.05% 3/15/2029	2,010,000	2,031,126
Maple Parent Holdings Corp 4.75% 3/26/2029 (d)	1,680,000	1,679,654
Molson Coors Beverage Co 4.9% 7/8/2031	845,000	847,823
		6,209,564
Consumer Staples Distribution & Retail - 0.0%
Dollar General Corp 5.2% 7/5/2028	1,034,000	1,046,406
Mars Inc 4.6% 3/1/2028 (d)	1,080,000	1,085,272
		2,131,678
Food Products - 0.1%
Bunge Ltd Finance Corp 4.9% 4/21/2027	1,680,000	1,689,673
Conagra Brands Inc 1.375% 11/1/2027	1,387,000	1,325,459
Conagra Brands Inc 4.85% 11/1/2028	625,000	626,131
Conagra Brands Inc 7% 10/1/2028	630,000	660,088
		4,301,351
Tobacco - 0.0%
Philip Morris International Inc 5.125% 11/17/2027	307,000	310,563
TOTAL CONSUMER STAPLES		12,953,156
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Cheniere Corpus Christi Holdings LLC 5.125% 6/30/2027	1,675,000	1,681,998
Cheniere Energy Inc 4.625% 10/15/2028	280,000	279,857
Cheniere Energy Partners LP 4% 3/1/2031	1,245,000	1,201,010
Columbia Pipelines Holding Co LLC 6.042% 8/15/2028 (d)	950,000	976,791
Columbia Pipelines Holding Co LLC 6.055% 8/15/2026 (d)	150,000	150,290
DCP Midstream Operating LP 5.125% 5/15/2029	950,000	963,689
DCP Midstream Operating LP 5.625% 7/15/2027	2,500,000	2,526,004
Diamondback Energy Inc 5.2% 4/18/2027	2,375,000	2,393,981
Energy Transfer LP 4.55% 1/15/2031	1,080,000	1,070,074
Energy Transfer LP 5.25% 7/1/2029	1,095,000	1,115,558
Energy Transfer LP 6.05% 12/1/2026	2,445,000	2,462,475
EQT Corp 3.9% 10/1/2027	581,000	577,305
EQT Corp 5.7% 4/1/2028	2,000,000	2,041,206
Marathon Petroleum Corp 3.8% 4/1/2028	2,600,000	2,568,580
MPLX LP 4% 3/15/2028	2,600,000	2,580,411
ONEOK Inc 4.25% 9/24/2027	2,520,000	2,514,473
ONEOK Inc 5.55% 11/1/2026	1,440,000	1,446,711
ONEOK Inc 5.625% 1/15/2028 (d)	720,000	729,026
Sabine Pass Liquefaction LLC 4.2% 3/15/2028	308,000	306,828
Schlumberger Investment SA 4.5% 5/15/2028	749,000	750,834
Targa Resources Corp 4.35% 1/15/2029	980,000	976,141
Targa Resources Corp 5.2% 7/1/2027	345,000	347,780
Williams Cos Inc/The 4.8% 11/15/2029	895,000	902,115
TOTAL ENERGY		30,563,137
Financials - 4.9%
Banks - 2.0%
Bank of America Corp 1.734% 7/22/2027 (b)	3,465,000	3,452,101
Bank of America Corp 4.271% 7/23/2029 (b)	1,180,000	1,172,989
Bank of America Corp 4.456% 2/6/2032 (b)	1,570,000	1,546,069
Bank of America Corp 4.623% 5/9/2029 (b)	5,177,000	5,189,270
Bank of America Corp 4.948% 7/22/2028 (b)	2,902,000	2,920,417
Bank of America Corp 5.933% 9/15/2027 (b)	2,200,000	2,210,763
Citigroup Inc 3.52% 10/27/2028 (b)	2,300,000	2,272,632
Citigroup Inc 3.887% 1/10/2028 (b)	2,000,000	1,993,862
Citigroup Inc 4.075% 4/23/2029 (b)	2,300,000	2,283,131
Citigroup Inc 4.503% 9/11/2031 (b)	1,680,000	1,662,138
Citigroup Inc 4.786% 3/4/2029 (b)	3,280,000	3,295,161
Citigroup Inc 5.174% 2/13/2030 (b)	1,280,000	1,298,486
Fifth Third Bancorp 4.566% 4/29/2032 (b)	1,820,000	1,789,863
Huntington Bancshares Inc/OH 4.623% 1/28/2032 (b)	2,350,000	2,317,670
Huntington Bancshares Inc/OH 6.208% 8/21/2029 (b)	940,000	970,984
JPMorgan Chase & Co 4.347% 1/22/2032 (b)	1,310,000	1,287,613
JPMorgan Chase & Co 4.408% 4/23/2030 (b)	2,700,000	2,685,689
JPMorgan Chase & Co 4.851% 7/25/2028 (b)	2,491,000	2,503,359
JPMorgan Chase & Co 4.979% 7/22/2028 (b)	3,619,000	3,643,668
JPMorgan Chase & Co 5.04% 1/23/2028 (b)	3,655,000	3,672,219
JPMorgan Chase & Co 5.299% 7/24/2029 (b)	1,150,000	1,167,297
Manufacturers & Traders Trust Co 4.762% 7/6/2028 (b)	940,000	941,930
Morgan Stanley Private Bank NA 4.204% 11/17/2028 (b)	2,557,000	2,549,524
PNC Financial Services Group Inc/The 4.618% 10/26/2029 (b)	2,500,000	2,501,569
PNC Financial Services Group Inc/The 5.354% 12/2/2028 (b)	950,000	963,308
PNC Financial Services Group Inc/The 5.582% 6/12/2029 (b)	1,500,000	1,534,622
Regions Bank/Birmingham AL 4.755% 7/27/2029 (b)	1,075,000	1,078,256
Santander Holdings USA Inc 2.49% 1/6/2028 (b)	1,190,000	1,175,732
Truist Financial Corp 1.887% 6/7/2029 (b)	2,700,000	2,562,356
Truist Financial Corp 4.123% 6/6/2028 (b)	2,511,000	2,505,447
Truist Financial Corp 4.873% 1/26/2029 (b)	2,500,000	2,515,664
Truist Financial Corp 7.161% 10/30/2029 (b)	840,000	888,564
US Bancorp 4.548% 7/22/2028 (b)	1,620,000	1,622,664
US Bancorp 5.775% 6/12/2029 (b)	2,400,000	2,458,824
Wells Fargo & Co 3.196% 6/17/2027 (b)	3,200,000	3,198,258
Wells Fargo & Co 3.526% 3/24/2028 (b)	3,130,000	3,108,352
Wells Fargo & Co 4.577% 5/20/2029 (b)	2,500,000	2,498,842
Wells Fargo & Co 4.9% 1/24/2028 (b)	2,220,000	2,227,565
Wells Fargo & Co 4.97% 4/23/2029 (b)	4,360,000	4,392,940
Wells Fargo & Co 5.707% 4/22/2028 (b)	2,500,000	2,528,492
Wells Fargo & Co 6.303% 10/23/2029 (b)	2,000,000	2,076,843
		92,665,133
Capital Markets - 1.2%
Athene Global Funding 4.83% 5/9/2028 (d)	590,000	588,544
Athene Global Funding 4.86% 8/27/2026 (d)	885,000	886,012
Athene Global Funding 5.339% 1/15/2027 (d)	2,500,000	2,510,863
Athene Global Funding 5.349% 7/9/2027 (d)	860,000	864,992
Athene Global Funding 5.516% 3/25/2027 (d)	2,503,000	2,523,683
Charles Schwab Corp/The 4.343% 11/14/2031 (b)	900,000	886,627
Charles Schwab Corp/The 4.744% 5/21/2030 (b)	1,295,000	1,301,815
Equitable America Global Funding 4.65% 6/9/2028 (d)	3,850,000	3,849,847
GA Global Funding Trust 4.4% 9/23/2027 (d)	1,490,000	1,485,303
Goldman Sachs Group Inc/The 1.542% 9/10/2027 (b)	2,800,000	2,778,660
Goldman Sachs Group Inc/The 4.148% 1/21/2029 (b)	4,585,000	4,553,186
Goldman Sachs Group Inc/The 4.482% 8/23/2028 (b)	3,535,000	3,535,178
Goldman Sachs Group Inc/The 4.937% 4/23/2028 (b)	1,970,000	1,978,324
Goldman Sachs Group Inc/The 5.218% 4/23/2031 (b)	1,735,000	1,760,406
Goldman Sachs Group Inc/The 6.484% 10/24/2029 (b)	1,950,000	2,030,487
LPL Holdings Inc 4.625% 11/15/2027 (d)	470,000	468,329
LPL Holdings Inc 4.9% 4/3/2028	3,105,000	3,115,254
LPL Holdings Inc 5.7% 5/20/2027	1,298,000	1,312,448
LPL Holdings Inc 6.75% 11/17/2028	1,445,000	1,509,951
Morgan Stanley 1.512% 7/20/2027 (b)	2,700,000	2,689,364
Morgan Stanley 3.772% 1/24/2029 (b)	990,000	978,124
Morgan Stanley 4.238% 1/9/2030 (b)	1,215,000	1,201,642
Morgan Stanley 4.708% 3/12/2032 (b)	2,245,000	2,224,460
Morgan Stanley 4.994% 4/12/2029 (b)	1,735,000	1,748,077
Morgan Stanley 5.164% 4/20/2029 (b)	2,500,000	2,525,747
Morgan Stanley 6.296% 10/18/2028 (b)	2,450,000	2,513,096
Morgan Stanley 6.407% 11/1/2029 (b)	2,400,000	2,495,532
Sammons Financial Group Global Funding 5.05% 1/10/2028 (d)	3,478,000	3,493,574
		57,809,525
Consumer Finance - 0.4%
American Express Co 4.444% 5/3/2030 (b)	2,220,000	2,212,131
American Express Co 4.731% 4/25/2029 (b)	1,785,000	1,793,933
American Express Co 5.043% 7/26/2028 (b)	935,000	942,067
American Express Co 5.098% 2/16/2028 (b)	640,000	643,605
American Express Co 5.532% 4/25/2030 (b)	1,295,000	1,328,386
Capital One Financial Corp 7.149% 10/29/2027 (b)	1,080,000	1,091,360
Ford Motor Credit Co LLC 4.97% 4/6/2029	940,000	933,997
Ford Motor Credit Co LLC 5.125% 11/5/2026	1,230,000	1,233,167
Ford Motor Credit Co LLC 5.303% 9/6/2029	400,000	400,536
Ford Motor Credit Co LLC 5.8% 3/5/2027	4,170,000	4,202,713
Ford Motor Credit Co LLC 5.8% 3/8/2029	770,000	781,382
Ford Motor Credit Co LLC 5.85% 5/17/2027	2,500,000	2,523,402
Ford Motor Credit Co LLC 5.918% 3/20/2028	775,000	786,520
Stellantis Financial Services US Corp 4.95% 9/15/2028 (d)	768,000	764,983
Stellantis Financial Services US Corp 5.4% 6/15/2029 (d)	443,000	444,120
		20,082,302
Financial Services - 0.7%
CNH Industrial Capital LLC 4.375% 3/7/2031	2,875,000	2,818,390
CNH Industrial Capital LLC 4.5% 10/8/2027	800,000	800,041
CNH Industrial Capital LLC 4.55% 4/10/2028	1,750,000	1,749,334
Crown Castle Towers LLC 4.241% 7/15/2048 (d)	435,000	431,357
Equitable Holdings Inc 4.35% 4/20/2028	2,500,000	2,489,764
Fidelity National Information Services Inc 4.45% 3/10/2028	1,160,000	1,157,102
Fidelity National Information Services Inc 4.55% 3/10/2029	2,690,000	2,675,250
Fidelity National Information Services Inc 4.8% 3/10/2031	740,000	734,509
Fiserv Inc 3.5% 7/1/2029	1,300,000	1,250,608
Fiserv Inc 4.2% 10/1/2028	1,136,000	1,124,039
Fiserv Inc 4.55% 2/15/2031	940,000	921,095
Fiserv Inc 5.15% 3/15/2027	1,805,000	1,814,538
Fiserv Inc 5.375% 8/21/2028	1,090,000	1,103,877
Gabx Leasing LLC 4.625% 4/15/2031 (d)	785,000	774,739
Global Payments Inc 3.2% 8/15/2029	2,185,000	2,067,482
Global Payments Inc 4.5% 11/15/2028	495,000	490,969
Global Payments Inc 4.55% 3/15/2028	1,860,000	1,854,923
Jackson Financial Inc 5.17% 6/8/2027	2,500,000	2,512,615
Mobility Global Inc 5.05% 6/15/2029 (d)	625,000	627,968
National Rural Utilities Cooperative Finance Corp 4.05% 2/9/2029	2,025,000	2,006,771
Penske Truck Leasing Co Lp / PTL Finance Corp 1.7% 6/15/2026 (d)	364,000	363,619
Penske Truck Leasing Co Lp / PTL Finance Corp 3.4% 11/15/2026 (d)	590,000	587,768
Penske Truck Leasing Co Lp / PTL Finance Corp 4.4% 7/1/2027 (d)	129,000	128,768
Penske Truck Leasing Co Lp / PTL Finance Corp 5.35% 1/12/2027 (d)	515,000	517,203
Penske Truck Leasing Co Lp / PTL Finance Corp 5.55% 5/1/2028 (d)	490,000	497,643
Penske Truck Leasing Co Lp / PTL Finance Corp 5.7% 2/1/2028 (d)	138,000	140,089
Penske Truck Leasing Co Lp / PTL Finance Corp 6.05% 8/1/2028 (d)	1,040,000	1,068,914
		32,709,375
Insurance - 0.6%
Brown & Brown Inc 4.7% 6/23/2028	835,000	836,654
CNO Global Funding 1.75% 10/7/2026 (d)	1,810,000	1,794,042
CNO Global Funding 4.875% 12/10/2027 (d)	410,000	410,426
Corebridge Global Funding 4.25% 8/21/2028 (d)	1,095,000	1,086,988
Corebridge Global Funding 4.65% 8/20/2027 (d)	525,000	525,555
Corebridge Global Funding 4.9% 1/7/2028 (d)	2,500,000	2,514,269
Corebridge Global Funding 5.2% 1/12/2029 (d)	1,140,000	1,154,785
Equitable Financial Life Global Funding 1.8% 3/8/2028 (d)	1,040,000	989,437
Equitable Financial Life Global Funding 4.6% 4/1/2027 (d)	1,597,000	1,602,764
Health Care Service Corp 5.2% 6/15/2029 (d)	2,085,000	2,107,494
Jackson National Life Global Funding 5.55% 7/2/2027 (d)	2,604,000	2,631,966
Lincoln Financial Global Funding 5.3% 1/13/2030 (d)	1,598,000	1,619,850
MassMutual Global Funding II 4% 1/22/2029 (d)	788,000	778,803
Principal Life Global Funding II 4.65% 5/18/2029 (d)	3,000,000	2,997,338
RGA Global Funding 4.35% 8/25/2028 (d)	5,220,000	5,183,892
Western-Southern Global Funding 4.25% 1/29/2029 (d)	1,720,000	1,700,819
		27,935,082
TOTAL FINANCIALS		231,201,417
Health Care - 1.1%
Health Care Equipment & Supplies - 0.3%
Augusta SpinCo Corp 4.398% 3/23/2029	3,514,000	3,494,879
Baxter International Inc 2.272% 12/1/2028	2,190,000	2,059,398
Becton Dickinson & Co 4.693% 2/13/2028	2,290,000	2,301,515
Becton Dickinson & Co 5.081% 6/7/2029	1,050,000	1,059,078
Medline Borrower LP 3.875% 4/1/2029 (d)	6,025,000	5,863,543
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (d)	133,000	136,503
Solventum Corp 5.45% 2/25/2027	792,000	796,955
Stryker Corp 4.7% 2/10/2028	922,000	926,479
		16,638,350
Health Care Providers & Services - 0.6%
Cencora Inc 3.45% 12/15/2027	525,000	517,891
Cencora Inc 3.95% 2/13/2029	995,000	980,473
Cencora Inc 4.625% 12/15/2027	1,180,000	1,185,332
Centene Corp 4.25% 12/15/2027	680,000	677,918
Centene Corp 4.625% 12/15/2029	1,235,000	1,202,850
CVS Health Corp 1.3% 8/21/2027	3,460,000	3,333,777
CVS Health Corp 2.875% 6/1/2026	733,000	733,000
CVS Health Corp 3% 8/15/2026	415,000	413,965
CVS Health Corp 4.3% 3/25/2028	3,455,000	3,444,146
CVS Health Corp 5.4% 6/1/2029	940,000	961,125
HCA Inc 3.125% 3/15/2027	1,700,000	1,685,915
HCA Inc 4.3% 11/15/2030	715,000	700,810
HCA Inc 5.625% 9/1/2028	2,185,000	2,225,608
Humana Inc 3.7% 3/23/2029	697,000	680,207
Humana Inc 4.875% 4/1/2030	575,000	576,307
Humana Inc 5.75% 12/1/2028	1,582,000	1,623,357
Humana Inc 5.75% 3/1/2028	635,000	647,188
Icon Investments Six DAC 5.809% 5/8/2027	2,390,000	2,409,266
		23,999,135
Health Care Technology - 0.1%
IQVIA Inc 5.7% 5/15/2028	1,720,000	1,749,636
IQVIA Inc 6.25% 2/1/2029	1,295,000	1,339,618
		3,089,254
Life Sciences Tools & Services - 0.0%
Revvity Inc 1.9% 9/15/2028	1,504,000	1,416,267
Pharmaceuticals - 0.1%
Utah Acquisition Sub Inc 3.95% 6/15/2026	1,230,000	1,229,823
Viatris Inc 2.3% 6/22/2027	2,513,000	2,452,078
		3,681,901
TOTAL HEALTH CARE		48,824,907
Industrials - 0.6%
Aerospace & Defense - 0.3%
Boeing Co 3.2% 3/1/2029	1,330,000	1,283,796
Boeing Co 3.25% 2/1/2028	1,500,000	1,471,411
Boeing Co 3.25% 3/1/2028	1,683,000	1,648,501
Boeing Co 6.259% 5/1/2027	2,365,000	2,402,810
Boeing Co 6.298% 5/1/2029	317,000	331,635
Huntington Ingalls Industries Inc 5.353% 1/15/2030	440,000	448,569
RTX Corp 6.7% 8/1/2028	678,000	709,727
RTX Corp 7% 11/1/2028	644,000	675,698
		8,972,147
Building Products - 0.0%
Owens Corning 3.4% 8/15/2026	627,000	625,599
Owens Corning 5.5% 6/15/2027	690,000	698,307
		1,323,906
Electrical Equipment - 0.0%
Regal Rexnord Corp 6.05% 4/15/2028	1,605,000	1,641,057
Regal Rexnord Corp 6.3% 2/15/2030	217,000	226,479
		1,867,536
Ground Transportation - 0.0%
Uber Technologies Inc 4.5% 8/15/2029 (d)	1,842,000	1,827,370
Machinery - 0.0%
Fortive Corp 3.15% 6/15/2026	1,133,000	1,132,448
Passenger Airlines - 0.1%
Delta Air Lines Inc 4.95% 7/10/2028	1,030,000	1,035,088
Southwest Airlines Co 4.375% 11/15/2028	1,980,000	1,966,583
		3,001,671
Professional Services - 0.1%
Booz Allen Hamilton Inc 3.875% 9/1/2028 (d)	3,293,000	3,222,648
Booz Allen Hamilton Inc 4% 7/1/2029 (d)	1,500,000	1,465,676
Leidos Inc 4.1% 3/15/2029	2,185,000	2,157,036
		6,845,360
Trading Companies & Distributors - 0.1%
GATX Corp 3.25% 9/15/2026	455,000	453,475
GATX Corp 3.85% 3/30/2027	1,189,000	1,184,880
GATX Corp 5.4% 3/15/2027	1,155,000	1,163,150
Sumisho Air Lease Corp 4.4% 3/24/2028 (d)	327,000	325,363
Sumisho Air Lease Corp 4.5% 3/24/2029 (d)	324,000	322,029
Sumisho Air Lease Corp 5.3% 2/1/2028	960,000	969,232
		4,418,129
TOTAL INDUSTRIALS		29,388,567
Information Technology - 0.6%
Electronic Equipment, Instruments & Components - 0.1%
Dell International LLC / EMC Corp 4.75% 4/1/2028	2,000,000	2,011,324
Dell International LLC / EMC Corp 4.9% 10/1/2026	1,750,000	1,752,036
		3,763,360
IT Services - 0.0%
Gartner Inc 4.5% 7/1/2028 (d)	3,597,000	3,550,774
Semiconductors & Semiconductor Equipment - 0.2%
Broadcom Inc 5.05% 7/12/2029	2,400,000	2,441,866
Foundry JV Holdco LLC 5.5% 1/25/2031 (d)	605,000	619,871
Foundry JV Holdco LLC 5.9% 1/25/2030 (d)	555,000	574,477
Intel Corp 3.15% 5/11/2027	376,000	372,312
Intel Corp 3.75% 8/5/2027	1,105,000	1,098,227
Marvell Technology Inc 4.75% 7/15/2030	645,000	647,031
Marvell Technology Inc 4.875% 6/22/2028	2,080,000	2,096,494
		7,850,278
Software - 0.2%
Atlassian Corp 5.25% 5/15/2029	685,000	692,876
Oracle Corp 4.45% 9/26/2030	1,870,000	1,813,078
Salesforce Inc 4.5% 3/15/2028	1,235,000	1,236,103
Salesforce Inc 4.65% 3/15/2029	4,435,000	4,444,055
Synopsys Inc 4.65% 4/1/2028	2,745,000	2,755,046
Workday Inc 3.5% 4/1/2027	525,000	521,509
		11,462,667
Technology Hardware, Storage & Peripherals - 0.1%
Hewlett Packard Enterprise Co 4.4% 9/25/2027	980,000	979,302
Hewlett Packard Enterprise Co 4.5% 3/23/2028	2,590,000	2,589,552
		3,568,854
TOTAL INFORMATION TECHNOLOGY		30,195,933
Materials - 0.4%
Chemicals - 0.2%
Celanese US Holdings LLC 1.4% 8/5/2026	930,000	923,376
Chevron Phillips Chemical Co LLC / Chevron Phillips Chemical Co LP 3.4% 12/1/2026 (d)	2,600,000	2,590,731
Chevron Phillips Chemical Co LLC / Chevron Phillips Chemical Co LP 3.7% 6/1/2028 (d)	490,000	482,226
Ecolab Inc 4.6% 6/15/2029	3,030,000	3,043,405
International Flavors & Fragrances Inc 1.832% 10/15/2027 (d)	600,000	578,839
International Flavors & Fragrances Inc 2.3% 11/1/2030 (d)	256,000	230,203
Mosaic Co/The 4.35% 1/15/2029	980,000	971,617
Sherwin-Williams Co/The 4.55% 3/1/2028	1,120,000	1,122,170
		9,942,567
Construction Materials - 0.1%
Amrize Finance US LLC 4.7% 4/7/2028	2,575,000	2,581,907
Amrize Finance US LLC 4.95% 4/7/2030	600,000	605,101
CRH America Finance Inc 3.95% 4/4/2028 (d)	285,000	282,216
		3,469,224
Containers & Packaging - 0.0%
AptarGroup Inc 4.75% 3/30/2031	620,000	614,749
Metals & Mining - 0.1%
Freeport-McMoRan Inc 4.125% 3/1/2028	276,000	274,087
Freeport-McMoRan Inc 4.375% 8/1/2028	160,000	159,229
Freeport-McMoRan Inc 5.25% 9/1/2029	323,000	325,919
Steel Dynamics Inc 4% 12/15/2028	2,790,000	2,756,844
		3,516,079
TOTAL MATERIALS		17,542,619
Real Estate - 0.5%
Diversified REITs - 0.1%
VICI Properties LP 4.75% 4/1/2028	2,400,000	2,399,902
Health Care REITs - 0.2%
DOC DR LLC 3.95% 1/15/2028	2,770,000	2,744,147
Healthcare Realty Holdings LP 3.625% 1/15/2028	859,000	844,179
Healthcare Realty Holdings LP 3.75% 7/1/2027	1,490,000	1,478,787
Ventas Realty LP 4% 3/1/2028	2,500,000	2,478,787
Ventas Realty LP 4.4% 1/15/2029	245,000	243,918
		7,789,818
Real Estate Management & Development - 0.0%
CBRE Services Inc 5.1% 6/15/2030	725,000	726,918
Extra Space Storage LP 3.875% 12/15/2027	1,625,000	1,611,552
		2,338,470
Residential REITs - 0.0%
American Homes 4 Rent LP 4.25% 2/15/2028	1,810,000	1,799,179
Specialized REITs - 0.2%
American Tower Corp 1.5% 1/31/2028	2,700,000	2,572,043
American Tower Corp 3.55% 7/15/2027	980,000	972,295
Crown Castle Inc 1.05% 7/15/2026	1,005,000	1,001,223
Crown Castle Inc 2.9% 3/15/2027	1,115,000	1,102,784
Crown Castle Inc 3.65% 9/1/2027	380,000	376,386
Crown Castle Inc 3.8% 2/15/2028	455,000	449,421
Crown Castle Inc 4.3% 2/15/2029	335,000	332,199
Crown Castle Inc 4.8% 9/1/2028	835,000	839,276
Crown Castle Inc 5% 1/11/2028	600,000	604,622
Crown Castle Inc 5.6% 6/1/2029	515,000	527,899
CubeSmart LP 2.25% 12/15/2028	2,022,000	1,912,460
		10,690,608
TOTAL REAL ESTATE		25,017,977
Utilities - 1.0%
Electric Utilities - 0.7%
American Electric Power Co Inc 5.2% 1/15/2029	1,145,000	1,165,162
Appalachian Power Co 3.3% 6/1/2027	2,008,000	1,987,817
DTE Electric Co 4.25% 5/14/2027	474,000	474,924
Duke Energy Corp 4.3% 3/15/2028	2,500,000	2,496,627
Emera US Finance LLC 4.5% 4/1/2029	2,158,000	2,148,963
Exelon Corp 5.15% 3/15/2029	605,000	615,098
FirstEnergy Corp 3.9% 7/15/2027 (e)	1,957,000	1,944,619
FirstEnergy Transmission LLC 2.866% 9/15/2028 (d)	168,000	161,674
FirstEnergy Transmission LLC 4.55% 1/15/2030	222,000	221,217
Georgia Power Co 4.6% 6/15/2029	4,340,000	4,365,098
Jersey Central Power & Light Co 4.15% 1/15/2029 (d)	2,000,000	1,976,268
Monongahela Power Co 4.45% 8/15/2029 (d)	1,235,000	1,232,511
NextEra Energy Capital Holdings Inc 1.875% 1/15/2027	1,255,000	1,237,487
NextEra Energy Capital Holdings Inc 4.685% 9/1/2027	2,227,000	2,236,667
Niagara Mohawk Power Corp 4.647% 10/3/2030 (d)	1,105,000	1,099,209
Pacific Gas and Electric Co 3.3% 12/1/2027	320,000	314,275
Pacific Gas and Electric Co 3.3% 3/15/2027	266,000	263,820
Pacific Gas and Electric Co 5% 6/4/2028	610,000	614,162
Pacific Gas and Electric Co 5.45% 6/15/2027	135,000	136,282
PacifiCorp 4.65% 4/15/2029	535,000	534,706
Southern California Edison Co 5.15% 6/1/2029	1,365,000	1,378,929
Southern Co/The 5.113% 8/1/2027 (e)	1,190,000	1,199,612
Vistra Operations Co LLC 4.55% 10/30/2028 (d)	1,345,000	1,339,415
Vistra Operations Co LLC 5.05% 12/30/2026 (d)	1,083,000	1,086,163
		30,230,705
Gas Utilities - 0.0%
National Fuel Gas Co 4.75% 5/15/2029 (f)	1,120,000	1,120,928
Southern Co Gas Capital Corp 4.05% 9/15/2028	690,000	685,611
		1,806,539
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The 5.45% 6/1/2028	2,500,000	2,526,123
Constellation Energy Generation LLC 5.6% 3/1/2028	269,000	273,932
		2,800,055
Multi-Utilities - 0.2%
Ameren Corp 1.95% 3/15/2027	803,000	789,075
DTE Energy Co 4.875% 6/1/2028	2,350,000	2,368,479
DTE Energy Co 4.95% 7/1/2027	600,000	604,048
DTE Energy Co 5.2% 4/1/2030	1,380,000	1,403,449
NiSource Inc 5.25% 3/30/2028	210,000	212,895
Public Service Enterprise Group Inc 4.9% 3/15/2030	2,060,000	2,080,543
Sempra 5.4% 8/1/2026	330,000	330,354
		7,788,843
TOTAL UTILITIES		42,626,142
TOTAL UNITED STATES		524,478,361
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $812,255,956)		811,407,479

Short-Term Funds - 19.3%
	Shares	Value ($)
Baird Ultra Short Bond Fund Institutional Class	129,134	1,305,544
JPMorgan Ultra-Short Income ETF	5,300,992	268,336,215
Morgan Stanley Institutional Fund Trust Ultra-Short Income Portfolio Class IR	5,639,114	56,278,355
PIMCO Short-Term Fund Institutional Class	34,925,511	339,126,714
T. Rowe Price Ultra Short-Term Bond Fund	50,179,352	254,911,109
TOTAL SHORT-TERM FUNDS (Cost $911,607,392)		919,957,937

U.S. Government Agency - Mortgage Securities - 1.7%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.7%
Connecticut Avenue Securities Trust Series R03 Class 2M1, U.S. 30-Day Avg. SOFR Index + 1.25%, 4.8621% 4/25/2046 (b)(c)(d)	1,754,881	1,755,329
Fannie Mae 5.5% 9/1/2053	72,909	73,997
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.523%, 6.097% 7/1/2035 (b)(c)	1,292	1,326
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.613%, 6.095% 12/1/2035 (b)(c)	3,145	3,241
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.655%, 6.28% 8/1/2037 (b)(c)	585	604
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.788%, 6.038% 5/1/2038 (b)(c)	2,020	2,096
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.83%, 5.999% 4/1/2038 (b)(c)	4,492	4,667
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.853%, 6.574% 8/1/2038 (b)(c)	3,731	3,891
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.907%, 6.031% 5/1/2038 (b)(c)	4,940	5,135
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 2.04%, 6.415% 12/1/2036 (b)(c)	790	821
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	193,461	156,717
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	192,875	155,338
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2054	710,846	599,928
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	312,641	300,264
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2030	4,053	3,978
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	180,964	159,708
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	107,351	94,725
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2028	93,616	92,503
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2026	3,554	3,542
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2048	399,865	368,417
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2048	53,109	48,933
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2032	9,250	9,033
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2050	15,698	14,316
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2047	129,430	123,407
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2049	54,100	51,244
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2049	16,001	15,156
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	697,382	656,918
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2052	742,586	698,803
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	1,555,372	1,463,181
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2050	26,320	25,577
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	360,503	352,353
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	5,428	5,280
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	49,549	48,150
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2054	761,466	732,235
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	247,167	243,195
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2041	100,403	99,100
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2049	3,330	3,237
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2048	32,105	31,249
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2056	1,530,770	1,510,661
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2056	744,435	733,027
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2033	120,524	121,276
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2055	619,352	612,184
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2055	331,187	327,354
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2036	7,797	7,854
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2056	1,129,028	1,114,197
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2050	887,769	891,642
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2056	5,322,919	5,243,795
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2056	2,150,283	2,128,755
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2038	3,873	3,902
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2035	96,508	97,191
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2035	14,742	14,840
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2035	5,483	5,520
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	55,529	55,899
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2040	52,544	52,923
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2035	41,682	41,964
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2045	29,311	29,523
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2053	3,726,698	3,698,704
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2053	667,084	663,115
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2035	141,993	145,019
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2037	923	943
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2038	1,406	1,439
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2035	13,795	14,102
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	1,506,654	1,527,742
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2055	897,848	907,608
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2039	12,896	13,205
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2054	1,277,351	1,294,431
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2036	3,246	3,320
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2054	685,235	695,040
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2036	6,030	6,166
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2036	4,154	4,249
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2039	12,387	12,681
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2054	136,682	138,425
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2039	12,272	12,567
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2034	23,880	24,373
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2037	31,193	31,873
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2037	28,288	28,897
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2037	22,406	22,904
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2037	9,624	9,831
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	1,294,136	1,312,249
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	3,030,256	3,067,934
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2055	1,497,443	1,513,722
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.373%, 5.379% 10/1/2033 (b)(c)	10,623	10,799
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2037	984	1,021
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2041	9,992	10,380
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2034	4,531	4,677
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2034	1,097	1,132
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2037	3,128	3,237
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2049	435,933	451,634
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2034	39,869	40,994
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2037	3,142	3,251
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2035	7,212	7,446
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2040	31,791	33,027
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2037	3,382	3,503
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2038	2,171	2,254
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055	913,768	940,217
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2036	1,147	1,187
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	372,715	383,095
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	50,022	51,447
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2054	306,306	314,933
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2039	49,281	51,192
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2055	70,188	72,876
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2032	10,753	11,170
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2055	179,864	188,283
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	12,047	12,514
Freddie Mac Gold Pool 2.5% 1/1/2052	726,080	618,911
Freddie Mac Gold Pool 2.5% 4/1/2052	394,447	336,227
Freddie Mac Gold Pool 3% 11/1/2034	119,261	114,707
Freddie Mac Gold Pool 3% 6/1/2052	2,028,226	1,778,273
Freddie Mac Gold Pool 3.5% 12/1/2047	463,826	428,021
Freddie Mac Gold Pool 3.5% 2/1/2052	859,034	784,717
Freddie Mac Gold Pool 4% 12/1/2049	101,176	96,025
Freddie Mac Gold Pool 4.5% 2/1/2053	2,064,344	1,995,741
Freddie Mac Gold Pool 4.5% 5/1/2050	87,617	85,143
Freddie Mac Gold Pool 4.5% 9/1/2052	2,278,485	2,204,190
Freddie Mac Gold Pool 5% 12/1/2041	174,322	175,581
Freddie Mac Gold Pool 5% 2/1/2055	172,059	169,788
Freddie Mac Gold Pool 5% 6/1/2055	15,080	14,898
Freddie Mac Gold Pool 5.5% 10/1/2038	1,175	1,205
Freddie Mac Gold Pool 5.5% 10/1/2055	800,421	807,922
Freddie Mac Gold Pool 5.5% 11/1/2053	1,130,035	1,141,261
Freddie Mac Gold Pool 5.5% 11/1/2055	5,210,001	5,240,314
Freddie Mac Gold Pool 5.5% 4/1/2054	5,198,383	5,241,902
Freddie Mac Gold Pool 5.5% 4/1/2055	1,315,115	1,326,700
Freddie Mac Gold Pool 5.5% 7/1/2053	791,361	799,469
Freddie Mac Gold Pool 5.5% 7/1/2055	701,639	708,214
Freddie Mac Gold Pool 6% 10/1/2054	566,233	581,746
Freddie Mac Gold Pool 6% 10/1/2054	180,600	185,856
Freddie Mac Gold Pool 6% 12/1/2054	874,527	895,535
Freddie Mac Gold Pool 6% 2/1/2035	26,495	27,351
Freddie Mac Gold Pool 6% 2/1/2055	2,101,199	2,154,999
Freddie Mac Gold Pool 6% 5/1/2055	179,119	184,052
Freddie Mac Gold Pool 6% 6/1/2055	655,467	672,749
Freddie Mac Gold Pool 6% 8/1/2055	702,720	722,401
Freddie Mac Gold Pool 6% 9/1/2034	1,458	1,501
Freddie Mac Gold Pool 6% 9/1/2035	8,830	9,124
Freddie Mac Gold Pool 6.5% 9/1/2054	369,269	385,168
Freddie Mac Gold Pool 6.5% 9/1/2054	96,292	100,160
Freddie Mac Gold Pool 7% 3/1/2039	41,310	43,658
Freddie Mac Gold Pool 7.5% 6/1/2038	36,657	38,443
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.625%, 6.119% 6/1/2038 (b)(c)	6,292	6,489
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.726%, 6.356% 7/1/2035 (b)(c)	1,516	1,560
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.733%, 5.983% 2/1/2037 (b)(c)	1,406	1,450
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.733%, 6.358% 10/1/2036 (b)(c)	3,216	3,317
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.771%, 6.304% 5/1/2038 (b)(c)	3,974	4,115
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.775%, 6.114% 5/1/2037 (b)(c)	1,165	1,207
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.911%, 6.219% 12/1/2036 (b)(c)	2,102	2,183
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.934%, 6.183% 2/1/2037 (b)(c)	739	766
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.032%, 6.398% 11/1/2036 (b)(c)	2,142	2,231
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.0688%, 6.318% 2/1/2037 (b)(c)	1,005	1,045
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.083%, 6.207% 2/1/2038 (b)(c)	8,853	9,218
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.347%, 6.111% 11/1/2034 (b)(c)	3,565	3,676
Freddie Mac Non Gold Pool 6% 5/1/2055	596,352	612,075
Freddie Mac Non Gold Pool 6.5% 6/1/2055	912,226	951,545
Freddie Mac STACR REMIC Trust Series DNA3 Class M1, U.S. 30-Day Avg. SOFR Index + 1.1%, 4.7121% 9/25/2045 (b)(c)(d)	494,063	494,212
Freddie Mac STACR REMIC Trust Series DNA5 Class M1B, U.S. 30-Day Avg. SOFR Index + 4.5%, 8.1121% 6/25/2042 (b)(c)(d)	2,815,000	2,914,719
Freddie Mac STACR REMIC Trust Series HQA1 Class A1, U.S. 30-Day Avg. SOFR Index + 1%, 4.6429% 5/25/2046 (b)(c)(d)	860,000	860,806
Ginnie Mae I Pool 3.5% 7/20/2052	638,584	581,247
Ginnie Mae I Pool 3.5% 8/20/2044	127,914	119,212
Ginnie Mae I Pool 4% 10/20/2052	750,487	706,879
Ginnie Mae I Pool 4% 3/20/2048	42,562	40,275
Ginnie Mae I Pool 4% 4/20/2050	37,966	35,819
Ginnie Mae I Pool 4% 4/20/2050	26,935	25,395
Ginnie Mae I Pool 4% 4/20/2050	20,549	19,387
Ginnie Mae I Pool 4% 4/20/2050	17,279	16,291
Ginnie Mae I Pool 6% 7/15/2036	66,901	69,052
Ginnie Mae II Pool 3% 9/20/2047	741,441	668,780
Ginnie Mae II Pool 3.5% 1/20/2047	57,325	53,140
Ginnie Mae II Pool 3.5% 10/20/2046	897	832
Ginnie Mae II Pool 3.5% 11/20/2046	53,453	49,551
Ginnie Mae II Pool 3.5% 11/20/2050	686,876	629,871
Ginnie Mae II Pool 3.5% 2/20/2052	797,857	726,655
Ginnie Mae II Pool 4% 4/20/2050	42,722	40,306
Ginnie Mae II Pool 4% 4/20/2050	18,131	17,106
Ginnie Mae II Pool 4% 4/20/2050	12,449	11,745
Ginnie Mae II Pool 4% 4/20/2050	10,177	9,595
Ginnie Mae II Pool 4% 4/20/2050	4,349	4,100
Ginnie Mae II Pool 4% 8/20/2050	23,321	22,083
Ginnie Mae II Pool 4.5% 7/20/2041	184,563	181,962
Ginnie Mae II Pool 4.5% 9/20/2040	38,395	37,876
Ginnie Mae II Pool 5% 1/20/2036	3,764	3,792
Ginnie Mae II Pool 5% 1/20/2048	39,622	40,099
Ginnie Mae II Pool 5% 11/20/2039	111,398	112,308
Ginnie Mae II Pool 5% 12/20/2034	7,003	7,053
Ginnie Mae II Pool 5% 12/20/2035	4,699	4,734
Ginnie Mae II Pool 5% 2/20/2040	7,773	7,837
Ginnie Mae II Pool 5% 2/20/2048	150,413	152,225
Ginnie Mae II Pool 5% 3/20/2041	4,294	4,329
Ginnie Mae II Pool 5% 5/20/2036	4,936	4,973
Ginnie Mae II Pool 5% 5/20/2048	13,961	14,107
Ginnie Mae II Pool 5.5% 2/20/2049	61,390	63,457
TOTAL UNITED STATES		79,575,548
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $80,593,969)		79,575,548

Commercial Paper - 0.8%
	Yield (%) (j)	Principal Amount (a)	Value ($)
Bacardi-Martini BV yankee 0% 6/26/2026	4.25	2,705,000	2,695,925
Columbia Pipelines Holding Co LLC 0% 6/8/2026	4.14	3,645,000	3,641,023
Harley-Davidson Financial Services Inc 0% 6/18/2026	4.45	2,275,000	2,269,784
HCA Inc 0% 7/13/2026	4.27	3,685,000	3,664,779
HCA Inc 0% 7/8/2026	4.27	2,760,000	2,746,608
International Flavors & Fragrances Inc 0% 6/23/2026	4.26	2,170,000	2,163,963
International Flavors & Fragrances Inc 0% 6/30/2026	4.32	2,255,000	2,246,918
Keurig Dr Pepper Inc 0% 6/22/2026	4.37	2,710,000	2,702,292
Rogers Communications Inc/Ontario yankee 0% 6/25/2026	4.24	3,650,000	3,638,779
Southern California Edison Co 0% 6/18/2026	4.31	3,310,000	3,302,432
Southern California Edison Co 0% 6/26/2026	4.32	3,650,000	3,638,182
Videotron Ltd yankee 0% 6/18/2026	4.42	4,835,000	4,823,157
Western Gas Partners LP 0% 6/11/2026	4.23	2,170,000	2,166,560
TOTAL COMMERCIAL PAPER (Cost $39,713,249)			39,700,402

U.S. Treasury Obligations - 15.3%
	Yield (%) (j)	Principal Amount (a)	Value ($)
US Treasury Notes 3.5% 11/15/2028	3.53	85,486,000	84,410,747
US Treasury Notes 3.5% 12/15/2028	3.53 to 3.60	109,614,200	108,196,922
US Treasury Notes 3.5% 3/15/2029	3.82	91,054,000	89,752,212
US Treasury Notes 3.75% 4/30/2028	3.84 to 4.11	206,450,000	205,482,266
US Treasury Notes 3.75% 5/15/2028	3.38	23,760,700	23,649,321
US Treasury Notes 3.875% 3/31/2028 (k)	3.78 to 3.96	56,970,000	56,840,928
US Treasury Notes 3.875% 5/15/2029	4.05	57,610,000	57,335,453
US Treasury Notes 3.875% 6/15/2028	3.37	69,946,500	69,757,973
US Treasury Notes 4% 5/31/2028	3.99 to 4.01	35,125,000	35,126,371
TOTAL U.S. TREASURY OBLIGATIONS (Cost $734,827,278)			730,552,193

Money Market Funds - 2.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (l)	3.67	4,903,916	4,904,897
Fidelity Investments Money Market Government Portfolio - Institutional Class (m)(n)	3.55	81,603,245	81,603,245
Fidelity Securities Lending Cash Central Fund (l)(o)	3.67	11,002,100	11,003,200
State Street Institutional U.S. Government Money Market Fund Premier Class (n)	3.56	14,588,511	14,588,511
TOTAL MONEY MARKET FUNDS (Cost $112,099,853)			112,099,853

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $4,797,292,359)	4,791,024,030
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(12,335,458)
NET ASSETS - 100.0%	4,778,688,572

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CBOT 2Y US Treasury Notes Contracts (United States)	1,833	9/2026	378,743,625	634,378
SHORT
CBOT 10Y US Treasury Notes Contracts (United States)	(237)	9/2026	(26,044,078)	(211,415)
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	(98)	9/2026	(10,994,375)	(114,217)
CBOT 5Y US Treasury Notes Contracts (United States)	(345)	9/2026	(37,009,336)	(206,681)
CBOT US Treasury Ultra Bond Contracts (United States)	(57)	9/2026	(6,530,063)	(101,612)
TOTAL SHORT				(633,925)
TOTAL FUTURES CONTRACTS				453

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $682,265,296 or 14.3% of net assets.

(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $10,056,627 or 0.2% of net assets.

(h)	Level 3 security.
(i)	Security or a portion of the security is on loan at period end.
(j)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(k)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,715,105.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(m)	Affiliated fund.
(n)	The rate quoted is the annualized seven-day yield of the fund at period end.
(o)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	18,426,071	671,564,792	685,073,894	807,480	(12,072)	-	4,904,897	4,903,916	0.0%
Fidelity Securities Lending Cash Central Fund	55,644,889	794,938,749	839,580,227	35,433	(211)	-	11,003,200	11,002,100	0.0%
Total	74,070,960	1,466,503,541	1,524,654,121	842,913	(12,283)	-	15,908,097

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Investments Money Market Government Portfolio - Institutional Class	67,807,370	706,773,126	692,977,251	1,468,764	-	-	81,603,245	81,603,245
Fidelity SAI Short-Term Bond Fund	5,082,980	25,015	5,120,607	25,342	103,078	(90,466)	-	-
	72,890,350	706,798,141	698,097,858	1,494,106	103,078	(90,466)	81,603,245

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	359,442,990	-	359,442,990	-

Bank Notes
Financials	5,890,246	-	5,890,246	-

Collateralized Mortgage Obligations	69,820,095	-	69,820,095	-

Commercial Mortgage Securities	63,692,368	-	62,785,935	906,433

Fixed-Income Funds	1,597,433,315	1,597,433,315	-	-

Foreign Government and Government Agency Obligations	1,451,604	-	1,451,604	-

Non-Convertible Corporate Bonds
Communication Services	28,869,672	-	28,869,672	-
Consumer Discretionary	63,089,876	-	63,089,876	-
Consumer Staples	39,903,354	-	39,903,354	-
Energy	44,826,980	-	44,826,980	-
Financials	389,825,467	-	389,825,467	-
Health Care	59,667,497	-	59,667,497	-
Industrials	46,540,246	-	46,540,246	-
Information Technology	35,534,357	-	35,534,357	-
Materials	29,040,145	-	29,040,145	-
Real Estate	25,017,977	-	25,017,977	-
Utilities	49,091,908	-	49,091,908	-

U.S. Government Agency - Mortgage Securities	79,575,548	-	79,575,548	-

Short-Term Funds	919,957,937	919,957,937	-	-

Commercial Paper	39,700,402	-	39,700,402	-

U.S. Treasury Obligations	730,552,193	-	730,552,193	-

Money Market Funds	112,099,853	112,099,853	-	-
Total Investments in Securities:	4,791,024,030	2,629,491,105	2,160,626,492	906,433
Derivative Instruments:

Assets
Futures Contracts	634,378	634,378	-	-
Total Assets	634,378	634,378	-	-

Liabilities
Futures Contracts	(633,925)	(633,925)	-	-
Total Liabilities	(633,925)	(633,925)	-	-
Total Derivative Instruments:	453	453	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of May 31, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Interest Rate Risk
Futures Contracts (a)	634,378	(633,925)
Total Interest Rate Risk	634,378	(633,925)
Total Value of Derivatives	634,378	(633,925)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of May 31, 2026
Assets
Investment in securities, at value (including securities loaned of $10,749,280) - See accompanying schedule:
Unaffiliated issuers (cost $4,699,781,017)	$4,693,512,688
Fidelity Central Funds (cost $15,908,097)	15,908,097
Other affiliated issuers (cost $81,603,245)	81,603,245

Total Investment in Securities (cost $4,797,292,359)		$4,791,024,030
Cash		1,133,123
Foreign currency held at value (cost $516)		566
Receivable for investments sold		141,190,737
Receivable for fund shares sold		22,287,520
Dividends receivable		42,446
Interest receivable		16,291,876
Distributions receivable from Fidelity Central Funds		38,290
Receivable for variation margin on futures contracts		99,511
Prepaid expenses		4,972
Other receivables		131,613
Total assets		4,972,244,684
Liabilities
Payable for investments purchased
Regular delivery	$176,241,976
Delayed delivery	1,118,947
Payable for fund shares redeemed	3,566,744
Distributions payable	1,298,407
Accrued management fee	141,717
Other payables and accrued expenses	185,121
Collateral on securities loaned	11,003,200
Total liabilities		193,556,112
Net Assets		$4,778,688,572
Net Assets consist of:
Paid in capital		$4,871,368,040
Total accumulated earnings (loss)		(92,679,468)
Net Assets		$4,778,688,572
Net Asset Value, offering price and redemption price per share ($4,778,688,572 ÷ 480,971,776 shares)		$9.94
Statement of Operations
Year ended May 31, 2026
Investment Income
Dividends:
Unaffiliated issuers		$75,062,001
Affiliated issuers		1,494,106
Interest		73,125,320
Income from Fidelity Central Funds (including $35,433 from security lending)		842,913
Security lending		31
Total income		150,524,371
Expenses
Management fee	$10,340,765
Custodian fees and expenses	42,697
Independent trustees' fees and expenses	14,397
Registration fees	100,063
Audit fees	64,625
Legal	4,112
Miscellaneous	14,126
Total expenses before reductions	10,580,785
Expense reductions	(8,893,398)
Total expenses after reductions		1,687,387
Net Investment income (loss)		148,836,984
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	7,026,471
Fidelity Central Funds	(12,283)
Other affiliated issuers	103,078
Futures contracts	(3,138,277)
Total net realized gain (loss)		3,978,989
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(13,621,316)
Affiliated issuers	(90,466)
Assets and liabilities in foreign currencies	14
Futures contracts	175,984
Total change in net unrealized appreciation (depreciation)		(13,535,784)
Net gain (loss)		(9,556,795)
Net increase (decrease) in net assets resulting from operations		$139,280,189
Statement of Changes in Net Assets

	Year ended May 31, 2026	Year ended May 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$148,836,984	$198,852,716
Net realized gain (loss)	3,978,989	3,106,836
Change in net unrealized appreciation (depreciation)	(13,535,784)	23,435,576
Net increase (decrease) in net assets resulting from operations	139,280,189	225,395,128
Distributions to shareholders	(157,010,392)	(196,243,624)

Share transactions
Proceeds from sales of shares	3,025,531,721	2,185,136,166
Reinvestment of distributions	136,198,215	169,411,599
Cost of shares redeemed	(2,216,292,067)	(3,125,640,998)

Net increase (decrease) in net assets resulting from share transactions	945,437,869	(771,093,233)
Total increase (decrease) in net assets	927,707,666	(741,941,729)

Net Assets
Beginning of period	3,850,980,906	4,592,922,635
End of period	$4,778,688,572	$3,850,980,906

Other Information
Shares
Sold	303,577,434	218,828,159
Issued in reinvestment of distributions	13,625,609	16,963,469
Redeemed	(221,521,066)	(313,009,848)
Net increase (decrease)	95,681,977	(77,218,220)

Financial Highlights
Strategic Advisers® Short Duration Fund

Years ended May 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$10.00	$9.93	$9.83	$9.89	$10.13
Income from Investment Operations
Net investment income (loss) A,B	.424	.488	.474	.296	.075
Net realized and unrealized gain (loss)	(.030)	.061	.081	(.052)	(.230)
Total from investment operations	.394	.549	.555	.244	(.155)
Distributions from net investment income	(.454)	(.479)	(.451)	(.304)	(.085)
Distributions from net realized gain	-	-	(.004)	-	-
Total distributions	(.454)	(.479)	(.455)	(.304)	(.085)
Net asset value, end of period	$9.94	$10.00	$9.93	$9.83	$9.89
Total Return C	4.01%	5.65%	5.76%	2.52%	(1.54)%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.30%	.30%	.29%	.30%	.30%
Expenses net of fee waivers, if any	.05%	.05%	.04%	.05%	.05%
Expenses net of all reductions, if any	.05%	.04%	.04%	.05%	.05%
Net investment income (loss)	4.24%	4.89%	4.80%	3.01%	.74%
Supplemental Data
Net assets, end of period (000 omitted)	$4,778,689	$3,850,981	$4,592,923	$4,322,141	$5,779,380
Portfolio turnover rate F	132%	86%	59%	49%	43%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended May 31, 2026

1. Organization.
Strategic Advisers Short Duration Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to certain managed account clients of Strategic Advisers LLC (Strategic Advisers), an affiliate of Fidelity Management & Research Company LLC (FMR).
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, U.S. government and government agency obligations and commercial paper are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, and collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of May 31, 2026, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$13,482,620
Gross unrealized depreciation	(18,085,125)
Net unrealized appreciation (depreciation)	$(4,602,505)
Tax Cost	$4,795,626,535

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$2,602,256
Capital loss carryforward	$(90,679,269)
Net unrealized appreciation (depreciation) on securities and other investments	$(4,602,455)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(16,805,376)
Long-term	(73,873,893)
Total capital loss carryforward	$(90,679,269)

The tax character of distributions paid was as follows:

	May 31, 2026	May 31, 2025
Ordinary Income	$157,010,392	$196,243,624

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
3. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily. Subsequent payments from or to a fund are made or as needed depending on the fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Strategic Advisers Short Duration Fund	3,726,843,499	3,176,081,785
5. Fees and Other Transactions with Affiliates.
Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month to the aggregate of the fee rates, payable monthly by the investment adviser, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .55% of the Fund's average net assets. For the reporting period, the total annual management fee rate was .29% of the Fund's average net assets.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Sub-Advisers. FIAM LLC (an affiliate of the investment adviser) and T. Rowe Price Associates, Inc. each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid as described in the Management Fee note.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Strategic Advisers Short Duration Fund	$128,984

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Strategic Advisers Short Duration Fund	4,156
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

Total Security Lending Fees Paid to NFS ($)
Strategic Advisers Short Duration Fund	3,808
9. Expense Reductions.
The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2028. During the period, this waiver reduced the Fund's management fee by $8,771,180. Expense reductions also include certain voluntary fee discount arrangements, which are currently in effect for the Fund. During the period, these voluntary arrangements amounted to $109,317.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $12,901.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Rutland Square Trust II and Shareholders of Strategic Advisers Short Duration Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Strategic Advisers Short Duration Fund (one of the funds constituting Fidelity Rutland Square Trust II, referred to hereafter as the "Fund") as of May 31, 2026, the related statement of operations for the year ended May 31, 2026, the statement of changes in net assets for each of the two years in the period ended May 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2026 and the financial highlights for each of the five years in the period ended May 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2026 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
July 15, 2026
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 18.44% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $141,782,092 of distributions paid during the fiscal year ended 2026 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in the first quarter of 2027 of amounts for use in preparing 2026 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Amended Sub-Advisory Agreements
Strategic Advisers Short Duration Fund
In December 2025, the Board of Trustees, including the Independent Trustees (together, the Board) voted to approve (i) an amendment to the existing sub-advisory agreement among Strategic Advisers LLC (Strategic Advisers), FIAM LLC (FIAM), and Fidelity Rutland Square Trust II (Trust) on behalf of the fund to add a new investment mandate (Amended FIAM Agreement), and (ii) an amendment to the fee schedule in the existing sub-advisory agreement among Strategic Advisers, T. Rowe Price Associates, Inc. (TRPA and with FIAM the Sub-Advisers), and the Trust on behalf of the fund (Amended TRPA Agreement and together with the Amended FIAM Agreement the Amended Agreements). The Board noted that the updated fee schedule in the Amended TRPA Agreement will result in the same or lower fees at all asset levels. The Board also noted that no other material contract terms are impacted by the Amended Agreements. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.
In considering whether to approve each Amended Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of each Amended Agreement is in the best interests of the fund and its shareholders and does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. The Board's decision to approve each Amended Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.
Nature, Extent, and Quality of Services Provided.  With respect to the new FIAM mandate, the Board considered the backgrounds of the investment personnel that will provide services to the fund, the fund's investment objective, strategies and related investment philosophy, the current sub-adviser line-up, and the structure of the investment personnel compensation programs and whether such structure provides appropriate incentives to act in the best interests of the fund.
With respect to the Amended TRPA Agreement, the Board also considered that it reviewed this information regarding TRPA in connection with the Board's annual renewal of the sub-advisory contracts at its September 2025 meeting.
With respect to the new FIAM mandate, the Board noted its familiarity with the nature, extent and quality of services provided by FIAM to the fund with a different investment mandate, and that many of the same support staff, including compliance personnel, that currently provide services to the fund will also provide services to the fund for the new FIAM mandate. The Board also took into consideration additional information regarding the investment mandate provided by Strategic Advisers and FIAM.
Resources Dedicated to Investment Management and Support Services.  With respect to the new FIAM mandate, the Board reviewed the general qualifications and capabilities of FIAM's investment staff, use of technology, and approach to managing and compensating investment personnel. The Board noted that FIAM's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in its deliberations, the Board considered FIAM's trading capabilities and resources and compliance infrastructure, which are integral parts of the investment management process, and its investment in business continuity planning.
With respect to the updated fee schedule, the Board noted that it had approved the existing sub-advisory agreement with TRPA at its September 2025 meeting and that the Amended TRPA Agreement will not result in any changes to: (i) the nature, extent and quality of the services provided; (ii) the fund's investment processes or strategies; or (iii) the persons primarily responsible for the day-to-day management of the fund.
Shareholder and Administrative Services.  With respect to the new FIAM mandate, the Board considered (i) the nature, extent, quality, and cost of advisory services to be performed by FIAM under the Amended FIAM Agreement; and (ii) the resources to be devoted to the fund's compliance policies and procedures.
Investment Performance.  With respect to the new FIAM mandate, the Board considered the historical investment performance of FIAM and its portfolio managers in managing accounts under a similar investment mandate. With respect to the updated fee schedule, the Board did not consider performance to be a material factor in its decision to approve the Amended TRPA Agreement because the approval of the Amended TRPA Agreement will not result in any changes to: (i) the fund's investment processes or strategies; or (ii) the persons primarily responsible for the day-to-day management of the fund.
Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under each Amended Agreement should benefit or continue to benefit the fund's shareholders.
Competitiveness of Management Fee and Total Fund Expenses.  With respect to the new FIAM mandate, the Board considered the amount and nature of the fees to be paid by the fund to Strategic Advisers and by Strategic Advisers to FIAM, as well as the projected change in the fund's management fee and total operating expenses, if any, as a result of hiring FIAM for the new mandate.
The Board noted that each Amended Agreement will not result in changes to the maximum aggregate annual management fee payable by the fund or Strategic Advisers' portion of the management fee. The Board considered Strategic Advisers' contractual agreement to waive its portion of the fund's management fee.
With respect to the new FIAM mandate, the Board considered that, in conjunction with other reallocations related to the fund's planned implementation of a new benchmark, the fund's management fee and total net expenses are each expected to increase, and the fund's management fee is expected to rank above the competitive total peer group median reported in the June 2025 management contract renewal materials for the fund, while the total net expenses will rank below the median. The Board also considered that, after the benchmark change, the fund is expected to have a new competitive peer group, at which point both the fund's management fee and total net expenses are expected to rank below the new competitive peer group medians. With respect to the Amended TRPA Agreement, the Board considered that there is no expected impact to the total management fee rate at current asset levels.
Based on its review, the Board concluded that the fund's management fee structure and any changes to projected total expenses bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.
Costs of the Services and Profitability.  Because each Amended Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund or Strategic Advisers' portion of the management fee, the Board did not consider the costs of services and profitability to be significant factors in its decision to approve each Amended Agreement.
Potential Fall-Out Benefits.  The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, as well as information regarding potential fall-out benefits accruing to each sub-adviser, if any, as a result of its relationship with the fund, during its annual renewal of the fund's management contract, sub-advisory agreements, and sub-subadvisory agreements. The Board considered Strategic Advisers' representation that it does not anticipate that the approval of each Amended Agreement will have a significant impact on the profitability of, or potential fall-out benefits to, Strategic Advisers or its affiliates.
Possible Economies of Scale.  The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's management contract, sub-advisory agreements, and sub-subadvisory agreements. The Board noted that the Amended FIAM Agreement (with respect to the new mandate) will provide and the Amended TRPA Agreement will continue to provide for breakpoints that have the potential to reduce sub-advisory fees paid to the Sub-Adviser as assets allocated to the Sub-Adviser grow. The Board also noted that it did not consider the possible realization of economies of scale to be a significant factor in its decision to approve the Amended Agreements because the fund will not bear any additional expenses under each Amended Agreement.
Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that each Amended Agreement's fee structure bears a reasonable relationship to the services to be rendered and that each Amended Agreement is in the best interests of the fund and its shareholders and should be approved. In addition, the Board concluded that the approval of each Amended Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Board Approval of Amended Sub-Advisory Agreement
Strategic Advisers Short Duration Fund
In March 2026, the Board of Trustees, including the Independent Trustees (together, the Board) voted to approve an amendment to the existing sub-advisory agreement among Strategic Advisers LLC (Strategic Advisers), FIAM LLC (FIAM or Sub-Adviser), and Fidelity Rutland Square Trust II (Trust) on behalf of the fund to add a new investment mandate (Amended Sub-Advisory Agreement).
In considering whether to approve the Amended Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Amended Sub-Advisory Agreement is in the best interests of the fund and its shareholders and does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. The Board's decision to approve the Amended Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.
Nature, Extent, and Quality of Services Provided.  The Board considered the backgrounds of the investment personnel that will provide services to the fund, the fund's investment objective, strategies and related investment philosophy, the current sub-adviser line-up, and the structure of the investment personnel compensation programs and whether such structure provides appropriate incentives to act in the best interests of the fund.
The Board also considered that it reviewed this information regarding the Sub-Adviser in connection with its annual renewal of the fund's management contract, sub-advisory agreements and sub-subadvisory agreements at its September 2025 meeting.
The Board noted its familiarity with the nature, extent and quality of services provided by FIAM to the fund with different investment mandates, and that many of the same support staff, including compliance personnel, that currently provide services to the fund will also provide services to the fund for the new FIAM mandate. The Board also took into consideration additional information regarding the investment mandate provided by Strategic Advisers and FIAM.
Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of FIAM's investment staff, use of technology, and approach to managing and compensating investment personnel. The Board noted that FIAM's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in its deliberations, the Board considered FIAM's trading capabilities and resources and compliance infrastructure, which are integral parts of the investment management process, and its investment in business continuity planning.
Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory services to be performed by FIAM under the Amended Sub-Advisory Agreement; and (ii) the resources to be devoted to the fund's compliance policies and procedures.
Investment Performance.  The Board considered the hypothetical performance of the investment mandate to be used by FIAM.
Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Amended Sub-Advisory Agreement should benefit or continue to benefit the fund's shareholders.
Competitiveness of Management Fee and Total Fund Expenses.  The Board considered the amount and nature of the fees to be paid by the fund to Strategic Advisers and by Strategic Advisers to FIAM, as well as the projected change in the fund's management fee and total operating expenses, if any, as a result of hiring FIAM for the new mandate.
The Board noted that the Amended Sub-Advisory Agreement will not result in changes to the maximum aggregate annual management fee payable by the fund or Strategic Advisers' portion of the management fee. The Board considered Strategic Advisers' contractual agreement to waive its portion of the fund's management fee.
The Board considered that the approval of the Amended Sub-Advisory Agreement will not initially result in any changes to the fund's management fee or total net expenses because Strategic Advisers does not expect to allocate assets to the new mandate at this time. Based on its review, the Board concluded that the fund's management fee structure and any changes to projected total expenses bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.
Costs of the Services and Profitability.  Because the Amended Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund or Strategic Advisers' portion of the management fee, the Board did not consider the costs of services and profitability to be significant factors in its decision to approve the Amended Sub-Advisory Agreement.
Potential Fall-Out Benefits.  The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, as well as information regarding potential fall-out benefits accruing to each sub-adviser, if any, as a result of its relationship with the fund, during its annual renewal of the fund's management contract, sub-advisory agreements, and sub-subadvisory agreements. The Board considered Strategic Advisers' representation that it does not anticipate that the approval of the Amended Sub-Advisory Agreement will have a significant impact on the profitability of, or potential fall-out benefits to, Strategic Advisers or its affiliates.
Possible Economies of Scale.  The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's management contract, sub-advisory agreements, and sub-subadvisory agreements. The Board noted that with respect to the new mandate, the Amended Sub-Advisory Agreement will provide for breakpoints that have the potential to reduce sub-advisory fees paid to FIAM with respect to the new mandate as assets allocated to FIAM for the new mandate grow.
Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the Amended Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered and that the Amended Sub-Advisory Agreement is in the best interests of the fund and its shareholders and should be approved. In addition, the Board concluded that the approval of the Amended Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

1.934458.114
ASD-ANN-0726
Strategic Advisers® Fidelity® U.S. Total Stock Fund

Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public

Annual Report
May 31, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Strategic Advisers® Fidelity® U.S. Total Stock Fund
Schedule of Investments May 31, 2026
Showing Percentage of Net Assets
Asset-Backed Securities - 0.2%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.0%
Bain Capital Credit CLO Ltd / Bain Capital Credit CLO LLC Series 2025-2A Class XR, CME Term SOFR 3 month Index + 1.1%, 4.7752% 7/18/2038 (h)(j)(k)	2,298,947	2,305,278
Hartwick Park CLO Ltd Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.16%, 4.8352% 1/20/2037 (h)(j)(k)	6,155,000	6,153,030
Neuberger Berman Loan Advisers Nbla CLO 50 Ltd / Neuberger Berman Ln Series 2026-50A Class AR2, CME Term SOFR 3 month Index + 1.04%, 4.7061% 7/23/2036 (h)(j)(k)	6,700,000	6,703,270
Valley Stream Park CLO Ltd / Valley Stream Park CLO LLC Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.19%, 4.8652% 1/20/2037 (h)(j)(k)	7,870,000	7,871,960
TOTAL BAILIWICK OF JERSEY		23,033,538
CANADA - 0.0%
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (h)	51,301	51,489
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (h)	280,633	283,039
Securitized Term Auto Receivables Trust Series 2025-A Class B, 5.038% 7/25/2031 (h)	254,226	256,182
TOTAL CANADA		590,710
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Agl Clo 17 Ltd Series 2025-17A Class AR, CME Term SOFR 3 month Index + 0.95%, 4.6221% 1/21/2035 (h)(j)(k)	2,500,000	2,499,725
AIMCO CLO Series 2026-BA Class AR3, CME Term SOFR 3 month Index + 1.2%, 4.8795% 4/16/2037 (h)(j)(k)	2,800,000	2,800,826
Bain Capital Credit CLO Series 2025-2A Class A1R, CME Term SOFR 3 month Index + 1.15%, 4.8136% 4/22/2035 (h)(j)(k)	3,700,000	3,702,982
Bain Capital Credit CLO Series 2025-5A Class ARR, CME Term SOFR 3 month Index + 1.15%, 4.8252% 4/20/2034 (h)(j)(k)	5,790,000	5,791,101
Barings CLO Ltd Series 2024-3A Class A1RR, CME Term SOFR 3 month Index + 1.14%, 4.8152% 1/20/2036 (h)(j)(k)	5,600,000	5,598,287
Buckhorn Park CLO Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.07%, 4.7452% 7/18/2034 (h)(j)(k)	4,537,000	4,540,176
Dryden 104 CLO Ltd / Dryden 104 CLO LLC Series 2024-104A Class A1R, CME Term SOFR 3 month Index + 1.29%, 4.9319% 8/20/2034 (h)(j)(k)	2,406,000	2,407,232
Dryden 68 CLO Ltd Series 2024-68A Class ARR, CME Term SOFR 3 month Index + 1.1%, 4.7731% 7/15/2035 (h)(j)(k)	4,111,000	4,114,083
Flatiron CLO 28 Ltd / Flatiron CLO LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.08%, 4.7531% 7/15/2036 (h)(j)(k)	5,180,000	5,180,000
FTAI MRE Cayman Ltd Series 2026-1A Class A, 5.632% 6/15/2051 (h)	1,145,000	1,147,061
Invesco CLO Ltd Series 2025-3A Class A1R, CME Term SOFR 3 month Index + 1.08%, 4.7436% 10/22/2034 (h)(j)(k)	4,930,000	4,930,621
Madison Park Funding XLV Ltd / Madison Park Funding XLV LLC Series 2024-45A Class ARR, CME Term SOFR 3 month Index + 1.08%, 4.7531% 7/15/2034 (h)(j)(k)	4,094,000	4,095,138
Magnetite XXI Ltd Series 2026-21AR Class AR2, CME Term SOFR 3 month Index + 0.98%, 0.98% 4/20/2034 (h)(j)(k)	2,300,000	2,300,000
Magnetite XXII Ltd / Magnetite XXII LLC Series 2024-22A Class ARR, CME Term SOFR 3 month Index + 1.25%, 4.9231% 7/15/2036 (h)(j)(k)	3,656,000	3,657,393
Magnetite XXIII Ltd Series 2026-23A Class AR2, CME Term SOFR 3 month Index + 0.99%, 4.6566% 1/25/2035 (h)(j)(k)	4,270,000	4,271,593
Oaktree CLO Ltd Series 2025-2A Class AR, CME Term SOFR 3 month Index + 0.97%, 4.6431% 1/15/2035 (h)(j)(k)	2,350,000	2,345,399
OHA Credit Funding 22 Ltd Series 2025-22A Class A1, CME Term SOFR 3 month Index + 1.33%, 5.0052% 7/20/2038 (h)(j)(k)	3,582,000	3,584,124
Palmer Square Loan Funding Ltd / Palmer Square Loan Funding LLC Series 2025-2A Class A1, CME Term SOFR 3 month Index + 0.94%, 4.6131% 7/15/2033 (h)(j)(k)	4,673,089	4,672,948
Pstat Series 2026-2A Class A2R, CME Term SOFR 3 month Index + 1.15%, 4.8231% 1/15/2033 (h)(j)(k)	4,830,000	4,828,363
RR Ltd Series 2025-16A Class A1R, CME Term SOFR 3 month Index + 1.05%, 4.7231% 7/15/2036 (h)(j)(k)	5,114,000	5,117,334
Sixth Street CLO XIX Ltd Series 2025-19A Class X, CME Term SOFR 3 month Index + 1%, 4.6804% 7/17/2038 (h)(j)(k)	1,733,333	1,734,207
Voya CLO Ltd / Voya CLO LLC Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.9252% 4/20/2035 (h)(j)(k)	2,950,000	2,952,569
Voya CLO Ltd Series 2024-2A Class AR, CME Term SOFR 3 month Index + 1.2%, 4.8752% 7/20/2032 (h)(j)(k)	1,789,814	1,791,197
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		84,062,359
UNITED STATES - 0.2%
Affirm Asset Securitization Trust Series 2025-X2 Class A, 4.45% 10/15/2030 (h)	2,360,606	2,362,908
Affirm Master Trust Series 2025-1A Class A, 4.99% 2/15/2033 (h)	3,237,000	3,254,601
Affirm Master Trust Series 2026-1A Class A, 4.37% 2/15/2034 (h)	3,445,000	3,425,878
AFFRM Series 2026-X1 Class A, 4.27% 4/15/2031 (h)	5,985,000	5,986,288
Ally Auto Receivables Trust Series 2024-1 Class A3, 5.08% 12/15/2028	253,197	254,282
American Express Credit Account Master Trust Series 2024-1 Class A, 5.23% 4/15/2029	5,000,000	5,052,760
Amur Equipment Finance Receivables XV LLC Series 2025-1A Class A2, 4.7% 9/22/2031 (h)	2,145,577	2,156,459
ARI Fleet Lease Trust Series 2023-B Class A2, 6.05% 7/15/2032 (h)	179,511	180,265
ARI Fleet Lease Trust Series 2024-A Class A2, 5.3% 11/15/2032 (h)	485,539	487,179
ARI Fleet Lease Trust Series 2024-B Class A3, 5.26% 4/15/2033 (h)	316,000	319,723
ARI Fleet Lease Trust Series 2025-A Class A2, 4.38% 1/17/2034 (h)	282,274	282,533
Avis Budget Rental Car Funding AESOP LLC Series 2022-4A Class A, 4.77% 2/20/2029 (h)	6,000,000	6,021,670
Avis Budget Rental Car Funding AESOP LLC Series 2025-1A Class A, 4.8% 8/20/2029 (h)	690,000	691,733
Avis Budget Rental Car Funding AESOP LLC Series 2025-3A Class A, 4.17% 2/20/2030 (h)	2,620,000	2,586,033
Avis Budget Rental Car Funding AESOP LLC Series 2025-3A Class B, 4.46% 2/20/2030 (h)	1,815,000	1,787,415
BofA Auto Trust Series 2024-1A Class A3, 5.35% 11/15/2028 (h)	130,259	131,074
Capital One Prime Auto Receivables Trust Series 2024-1 Class A3, 4.62% 7/16/2029	3,385,161	3,398,559
CarMax Auto Owner Trust Series 2023-2 Class A3, 5.05% 1/18/2028	362,974	363,915
CarMax Auto Owner Trust Series 2023-3 Class A3, 5.28% 5/15/2028	424,240	425,987
CarMax Auto Owner Trust Series 2023-4 Class A3, 6% 7/17/2028	143,498	144,689
CarMax Auto Owner Trust Series 2024-2 Class A3, 5.5% 1/16/2029	348,109	351,093
CarMax Auto Owner Trust Series 2024-3 Class A3, 4.89% 7/16/2029	2,057,884	2,069,596
Carmax Auto Owner Trust Series 2025-4 Class A3, 3.97% 12/16/2030	5,200,000	5,166,511
CarMax Auto Owner Trust Series 2026-2 Class A2A, 4.11% 8/15/2029	4,350,000	4,349,404
Carvana Auto Receivables Trust Series 2024-P4 Class A3, 4.64% 1/10/2030	3,197,685	3,207,272
Carvana Auto Receivables Trust Series 2025-P2 Class A3, 4.55% 8/12/2030	2,735,000	2,741,769
Carvana Auto Receivables Trust Series 2025-P3 Class A3, 4.04% 11/11/2030	4,825,000	4,810,167
Chase Auto Owner Trust Series 2024-1A Class A3, 5.13% 5/25/2029 (h)	316,743	318,675
Chase Auto Owner Trust Series 2024-3A Class A3, 5.22% 7/25/2029 (h)	1,945,127	1,958,987
Chase Auto Owner Trust Series 2024-4A Class A3, 4.94% 7/25/2029 (h)	2,561,742	2,575,566
Chase Issuance Trust Series 2023-A2 Class A, 5.08% 9/15/2030	2,080,000	2,117,774
Citizens Auto Receivables Trust Series 2024-1 Class A3, 5.11% 4/17/2028 (h)	339,370	340,390
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/2028 (h)	360,958	362,568
Daimler Trucks Retail Trust Series 2024-1 Class A3, 5.49% 12/15/2027	967,029	971,857
Dell Equipment Finance Trust Series 2023-3 Class A3, 5.93% 4/23/2029 (h)	84,900	84,997
Dell Equipment Finance Trust Series 2024-1 Class A3, 5.39% 3/22/2030 (h)	425,254	427,136
Dell Equipment Finance Trust Series 2024-2 Class A3, 4.59% 8/22/2030 (h)	827,000	829,272
Dext ABS LLC Series 2025-1 Class A2, 4.59% 8/16/2027 (h)	468,458	469,120
Dext ABS LLC Series 2025-1 Class A3, 4.77% 8/15/2035 (h)	2,613,000	2,626,618
Dext ABS LLC Series 2025-2 Class A3, 4.23% 4/15/2036 (h)	235,000	234,256
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (h)	66,473	66,966
DLLAD Series 2024-1A Class A3, 5.3% 7/20/2029 (h)	199,000	201,393
DLLMT LLC Series 2024-1A Class A3, 4.84% 8/21/2028 (h)	1,218,245	1,223,562
DLLMT LLC Series 2026-1A Class A2, 4.03% 7/20/2028 (h)	1,315,000	1,313,736
DLLMT LLC Series 2026-1A Class A3, 4.2% 12/20/2029 (h)	665,000	661,687
DLLST Series 2024-1A Class A3, 5.05% 8/20/2027 (h)	529,560	531,305
Enterprise Fleet Financing LLC Series 2023-2 Class A2, 5.56% 4/22/2030 (h)	150,059	150,484
Enterprise Fleet Financing LLC Series 2023-3 Class A2, 6.4% 3/20/2030 (h)	134,528	135,586
Enterprise Fleet Financing LLC Series 2024-1 Class A2, 5.23% 3/20/2030 (h)	653,824	656,950
Enterprise Fleet Financing LLC Series 2024-1 Class A3, 5.16% 9/20/2030 (h)	6,970,000	7,047,739
Enterprise Fleet Financing LLC Series 2024-3 Class A3, 4.98% 8/21/2028 (h)	2,415,000	2,432,105
Enterprise Fleet Financing LLC Series 2024-4 Class A3, 4.56% 11/20/2028 (h)	991,000	994,563
Enterprise Fleet Financing LLC Series 2025-1 Class A3, 4.82% 2/20/2029 (h)	2,765,000	2,784,544
Enterprise Fleet Financing LLC Series 2025-2 Class A2, 4.51% 2/22/2028 (h)	3,999,016	4,008,025
Enterprise Fleet Financing LLC Series 2025-3 Class A3, 4.46% 9/20/2029 (h)	5,730,000	5,728,406
Enterprise Fleet Financing Series 2024-2 Class A3, 5.61% 4/20/2028 (h)	421,196	424,942
Exeter Automobile Receivables Trust Series 2025-4A Class B, 4.4% 5/15/2030	3,270,000	3,271,128
Fiaot Series 2025-1A Class A2, 4.31% 12/15/2028 (h)	3,335,471	3,337,686
Flatiron CLO 23 LLC Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.24%, 4.9204% 4/17/2036 (h)(j)(k)	4,695,000	4,696,296
Flatiron RR CLO 22 LLC Series 2025-2A Class AR, CME Term SOFR 3 month Index + 0.91%, 4.5831% 10/15/2034 (h)(j)(k)	5,500,000	5,497,261
Ford Credit Auto Owner Trust Series 2023-B Class A3, 5.23% 5/15/2028	319,755	321,161
Ford Credit Auto Owner Trust Series 2024-D Class A3, 4.61% 8/15/2029	1,895,000	1,904,031
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class A1, 5.29% 4/15/2029 (h)	3,118,000	3,148,624
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class A2, U.S. 30-Day Avg. SOFR Index + 0.75%, 4.3929% 4/15/2029 (h)(j)(k)	4,000,000	4,011,313
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class B, 5.48% 4/15/2029 (h)	4,220,000	4,260,308
Fordf Series 2025-1 Class A1, 4.63% 4/15/2030	2,835,000	2,847,993
Fordf Series 2025-1 Class B, 4.84% 4/15/2030	1,430,000	1,437,796
GM Financial Consumer Automobile Receivables Trust Series 2023-3 Class A3, 5.45% 6/16/2028	93,000	93,463
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A2, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.7929% 6/15/2028 (h)(j)(k)	5,000,000	5,001,500
GMF Floorplan Owner Revolving Trust Series 2023-1 Class B, 5.73% 6/15/2028 (h)	1,104,000	1,106,076
GMF Floorplan Owner Revolving Trust Series 2024-1A Class A1, 5.13% 3/15/2029 (h)	6,264,000	6,315,050
GMF Floorplan Owner Revolving Trust Series 2024-4A Class A1, 4.73% 11/15/2029 (h)	1,055,000	1,061,951
GreenSky Home Improvement Issuer Trust Series 2025-2A Class A2, 4.93% 6/25/2060 (h)	120,761	121,119
GreenSky Home Improvement Trust Series 2025-3A Class A1, 4.34% 12/27/2060 (h)	3,073,583	3,076,361
HPEFS Equipment Trust Series 2025-2A Class A3, 4.03% 11/22/2032 (h)	1,000,000	996,773
Huntington Auto Trust Series 2024-1A Class A3, 5.23% 1/16/2029 (h)	1,661,126	1,671,098
Hyundai Auto Lease Securitization Trust Series 2024-B Class A3, 5.41% 5/17/2027 (h)	379,523	380,188
Hyundai Auto Receivables Trust Series 2023-B Class A3, 5.48% 4/17/2028	81,763	82,111
Hyundai Auto Receivables Trust Series 2024-A Class A3, 4.99% 2/15/2029	401,482	403,516
John Deere Owner Trust Series 2024-A Class A3, 4.96% 11/15/2028	2,357,181	2,369,901
Juniper Valley Park CLO LLC Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1.08%, 4.7552% 7/20/2036 (h)(j)(k)	4,000,000	4,002,600
Kubota Credit Owner Trust Series 2024-2A Class A3, 5.26% 11/15/2028 (h)	593,000	598,000
Marlette Funding Trust Series 2025-1A Class A, 4.75% 7/16/2035 (h)	70,358	70,408
Mercedes-Benz Auto Lease Trust Series 2024-A Class A3, 5.32% 1/18/2028	542,108	544,580
Mercedes-Benz Auto Lease Trust Series 2024-B Class A3, 4.23% 2/15/2028	2,763,278	2,765,377
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (h)	541,169	544,303
Merchants Fleet Funding LLC Series 2025-1A Class A, 4.49% 1/20/2039 (h)	2,105,000	2,106,321
Nissan Master Owner Trust Receivable Series 2024-B Class A, 5.05% 2/15/2029 (h)	1,063,000	1,069,568
Oportun Issuance Trust Series 2025-B Class A, 4.88% 5/9/2033 (h)	2,465,000	2,467,126
Oportun Issuance Trust Series 2025-C Class A, 4.49% 7/8/2033 (h)	1,220,000	1,215,662
Optn Series 2026-A Class A, 4.32% 1/9/2034 (h)	490,000	486,227
PEAC Solutions Receivables LLC Series 2025-1A Class A2, 4.94% 10/20/2028 (h)	532,676	534,779
PEAC Solutions Receivables LLC Series 2026-1A Class A3, 4.39% 7/20/2033 (h)	305,000	303,099
Pk Alift Loan Funding 7 LP Series 2025-2 Class A, 4.75% 3/15/2043 (h)	1,411,906	1,391,737
Porsche Financial Auto Securitization Trust Series 2023-2A Class A3, 5.79% 1/22/2029 (h)	139,186	139,950
Porsche Financial Auto Securitization Trust Series 2024-1A Class A3, 4.44% 1/22/2030 (h)	4,088,552	4,096,722
Porsche Innovative Lease Owner Trust Series 2024-2A Class A3, 4.35% 10/20/2027 (h)	2,060,144	2,062,708
Post Road Equipment Finance LLC Series 2025-1A Class A2, 4.9% 5/15/2031 (h)	2,528,708	2,542,451
RCKT Mortgage Trust Series 2025-1A Class A, 4.9% 7/25/2034 (h)	146,353	146,616
RCKTL Series 2025-2A Class A, 4.48% 11/27/2034 (h)	407,328	407,822
Reach ABS Trust Series 2025-2A Class A, 4.93% 8/18/2032 (h)	817,371	820,127
Reach ABS Trust Series 2026-2A Class A, 4.34% 2/15/2035 (h)	1,220,000	1,219,965
RKTL Series 2026-1A Class A, 4.07% 2/26/2035 (h)	3,822,106	3,818,126
RKTL Series 2026-1A Class B, 4.33% 2/26/2035 (h)	2,745,000	2,722,474
Santander Drive Auto Receivables Trust Series 2025-2 Class A3, 4.67% 8/15/2029	3,550,000	3,558,754
SBNA Auto Lease Trust Series 2024-B Class A3, 5.56% 11/22/2027 (h)	237,999	238,399
SBNA Auto Lease Trust Series 2024-C Class A3, 4.56% 2/22/2028 (h)	305,246	305,636
SCLP Series 2025-4 Class A, 4.24% 8/25/2035 (h)	3,398,374	3,397,248
SFS Auto Receivables Securitization Trust Series 2023-1A Class A3, 5.47% 10/20/2028 (h)	437,469	439,109
SFS Auto Receivables Securitization Trust Series 2024-1A Class A3, 4.95% 5/21/2029 (h)	312,834	313,994
SFS Auto Receivables Securitization Trust Series 2024-2A Class A3, 5.33% 11/20/2029 (h)	242,659	244,407
SFS Auto Receivables Securitization Trust Series 2025-2A Class A3, 4.44% 12/20/2030 (h)	3,340,000	3,348,521
SoFi Consumer Loan Program Trust Series 2025-3 Class A, 4.47% 8/15/2034 (h)	645,450	646,463
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-CA Class A3, 4.11% 4/20/2029 (h)	4,407,000	4,382,748
Stellantis Financial Underwritten Enhanced Lease Trust Series 2026-AA Class A2A, 4.21% 1/22/2029 (h)	4,348,000	4,346,327
Tesla Lease Electric Vehicle Securitization LLC Series 2025-A Class A3, 4.27% 11/20/2028 (h)	5,510,000	5,501,084
Tesla Series 2024-A Class A3, 5.3% 6/21/2027 (h)	163,539	163,744
Upstart Securitization Trust Series 2025-3 Class A2, 4.6% 9/20/2035 (h)	4,193,468	4,193,468
USAA Auto Owner Trust Series 2025-1A Class A3, 4.49% 6/17/2030 (h)	1,330,000	1,334,285
Verd Series 2025-1A Class A2, 4.85% 3/13/2028 (h)	389,649	390,745
Verizon Master Trust Series 2023-4 Class A1A, 5.16% 6/20/2029	1,573,000	1,574,112
Verizon Master Trust Series 2024-8 Class A1A, 4.62% 11/20/2030	4,600,000	4,626,702
Volkswagen Auto Lease Trust Series 2025-B Class A3, 4.01% 1/22/2029	5,050,000	5,039,014
Volkswagen Auto Loan Enhanced Trust Series 2023-1 Class A3, 5.02% 6/20/2028	250,110	251,002
Volkswagen Auto Loan Enhanced Trust Series 2024-1 Class A3, 4.63% 7/20/2029	4,570,000	4,592,600
Volvo Financial Equipment LLC Series 2024-1A Class A3, 4.29% 10/16/2028 (h)	301,000	301,279
Wells Fargo Card Issuance Trust Series 2024-A1 Class A, 4.94% 2/15/2029	2,470,000	2,485,630
Wheels Fleet Lease Funding LLC Series 2023-2A Class A, 6.46% 8/18/2038 (h)	392,426	395,720
Wheels Fleet Lease Funding LLC Series 2024-1A Class A1, 5.49% 2/18/2039 (h)	1,485,632	1,498,566
Wheels Fleet Lease Funding LLC Series 2024-2A Class A2, CME Term SOFR 1 month Index + 1%, 4.6251% 6/21/2039 (h)(j)(k)	1,161,372	1,166,920
Wheels Fleet Lease Funding LLC Series 2024-3A Class A1, 4.8% 9/19/2039 (h)	2,323,303	2,337,745
Wheels Fleet Lease Funding LLC Series 2025-1A Class A1, 4.57% 1/18/2040 (h)	3,935,985	3,949,932
Wheels Fleet Lease Funding LLC Series 2025-2A Class A1, 4.41% 5/18/2040 (h)	5,605,622	5,607,075
Wheels Fleet Lease Funding LLC Series 2025-3A Class A1, 4.08% 9/18/2040 (h)	3,785,000	3,763,378
World Omni Auto Receivables Trust Series 2023-C Class A3, 5.15% 11/15/2028	61,099	61,319
World Omni Auto Receivables Trust Series 2023-D Class A3, 5.79% 2/15/2029	532,801	537,654
World Omni Auto Receivables Trust Series 2024-A Class A3, 4.86% 3/15/2029	1,313,584	1,319,147
World Omni Auto Receivables Trust Series 2024-B Class A3, 5.27% 9/17/2029	1,130,277	1,138,268
World Omni Automobile Lease Securitization Trust Series 2024-A Class A3, 5.26% 10/15/2027	867,816	870,208
World Omni Select Auto Trust Series 2025-A Class A3, 4.08% 8/15/2031	850,000	842,436
TOTAL UNITED STATES		272,342,063
TOTAL ASSET-BACKED SECURITIES (Cost $379,683,587)		380,028,670

Bank Notes - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Financials - 0.0%
Banks - 0.0%
Morgan Stanley Bank NA 4.968% 7/14/2028 (j)	3,117,000	3,136,588
Morgan Stanley Bank NA 5.016% 1/12/2029 (j)	2,841,000	2,863,538

TOTAL UNITED STATES		6,000,126
TOTAL BANK NOTES (Cost $5,958,000)		6,000,126

Collateralized Mortgage Obligations - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (h)(j)	243,990	243,990
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (h)(j)	141,823	141,359
CFMT Series 2025-HB16 Class A, 3% 3/25/2035 (h)(j)	190,990	188,309
Ocwen Loan Investment Trust Series 2024-HB1 Class A, 3% 2/25/2037 (h)	22,439	22,178
Ocwen Loan Investment Trust Series 2025-HB1 Class A, 3% 6/25/2038 (h)(j)	518,424	508,836
Ocwen Loan Investment Trust Series 2025-HB2 Class A, 3% 11/25/2038 (h)(j)	303,091	296,210
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (h)(j)	1,178,329	1,146,928
TOTAL UNITED STATES		2,547,810
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,493,937)		2,547,810

Commercial Mortgage Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 5.3706% 6/15/2040 (h)(j)(k)	3,835,000	3,850,580
Ares Commercial Mortgage Trust Series 2026-GCP Class A, CME Term SOFR 1 month Index + 1.25%, 4.8771% 2/15/2043 (h)(j)(k)	737,000	737,231
Benchmark Mortgage Trust Series 2019-B9 Class AAB, 3.9325% 3/15/2052	952,069	947,147
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 4.9692% 3/15/2041 (h)(j)(k)	929,963	931,125
BMP Commercial Mortgage Trust Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 4.999% 6/15/2041 (h)(j)(k)	778,000	778,486
Bridge Commercial Mortgage Trust Series 2026-MF Class A, CME Term SOFR 1 month Index + 1.25%, 4.85% 6/15/2039 (h)(j)(k)	6,130,000	6,130,000
BX 2025-DIME Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 4.7771% 2/15/2035 (h)(j)(k)	3,020,000	3,004,900
BX 2025-ROIC Trust Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 4.7709% 3/15/2030 (h)(j)(k)	6,259,921	6,250,146
BX Commercial Mortgage 2025 Trust Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.0705% 4/15/2040 (h)(j)(k)	2,654,648	2,656,307
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 4.4306% 10/15/2036 (h)(j)(k)	576,000	575,819
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 4.9199% 12/15/2039 (h)(j)(k)	3,316,065	3,322,283
BX Commercial Mortgage Trust Series 2024-MDHS Class A, 5.2684% 5/15/2041 (h)(j)	3,819,965	3,823,546
BX Commercial Mortgage Trust Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.0187% 3/15/2041 (h)(j)(k)	3,416,277	3,421,615
BX Commercial Mortgage Trust Series 2026-XL6 Class A, CME Term SOFR 1 month Index + 1.2%, 4.8271% 3/15/2043 (h)(j)(k)	2,566,817	2,563,609
BX Trust Series 2021-ACNT Class A, CME Term SOFR 1 month Index + 0.9645%, 4.5915% 11/15/2038 (h)(j)(k)	901,417	901,937
BX Trust Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.069% 4/15/2041 (h)(j)(k)	1,645,739	1,647,797
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.0691% 2/15/2039 (h)(j)(k)	3,040,892	3,048,370
BX Trust Series 2026-ALOHA Class A, 4.9771% 4/15/2043 (h)(j)	1,752,000	1,752,000
BX Trust Series 2026-CIP Class A, CME Term SOFR 1 month Index + 1.2%, 4.85% 5/15/2038 (h)(j)(k)	3,401,000	3,409,503
BX Trust Series 2026-LP3 Class A, 5.0071% 4/15/2043 (h)	2,184,296	2,190,440
Extended Stay America Trust Series 2025-ESH Class A, CME Term SOFR 1 month Index + 1.3%, 4.9271% 10/15/2042 (h)(j)(k)	2,643,801	2,647,106
Extended Stay America Trust Series 2026-ESH2 Class A, CME Term SOFR 1 month Index + 1.2%, 4.8271% 2/15/2043 (h)(j)(k)	4,735,195	4,739,635
GS Mortgage Securities Trust Series 2017-GS6 Class A2, 3.164% 5/10/2050	124,723	123,675
GS Mortgage Securities Trust Series 2017-GS7 Class AAB, 3.203% 8/10/2050	797,205	793,446
HAVN Trust Series 2025-MOB Class A, CME Term SOFR 1 month Index + 1.7%, 5.3271% 10/15/2035 (f)(h)(j)(k)	295,000	294,077
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 4.9223% 5/15/2039 (h)(j)(k)	2,500,000	2,403,125
Plym Commercial Mortgage Trust Series 2026-IND Class A, CME Term SOFR 1 month Index + 1.25%, 4.8771% 3/15/2043 (h)(j)(k)	3,139,000	3,140,962
Plym Commercial Mortgage Trust Series 2026-IND Class B, CME Term SOFR 1 month Index + 1.45%, 5.0771% 3/15/2043 (h)(j)(k)	390,000	390,000
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 4.87% 12/15/2039 (h)(j)(k)	2,398,000	2,399,501
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class A, CME Term SOFR 1 month Index + 1.7913%, 5.4184% 10/15/2041 (h)(j)(k)	1,775,000	1,767,615
Wells Fargo Commerical Mortgage Trust Series 2025-VTT Class A, 5.2704% 3/15/2038 (h)(j)	1,017,000	1,016,780
TOTAL UNITED STATES		71,658,763
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $71,614,356)		71,658,763

Common Stocks - 55.2%
	Shares	Value ($)
AUSTRALIA - 0.0%
Financials - 0.0%
Insurance - 0.0%
nib holdings Ltd/Australia	522,841	2,510,290
Materials - 0.0%
Metals & Mining - 0.0%
Anglogold Ashanti Plc	68,706	6,653,489
TOTAL AUSTRALIA		9,163,779
AUSTRIA - 0.0%
Materials - 0.0%
Construction Materials - 0.0%
Wienerberger AG (b)	463,813	13,091,994
Containers & Packaging - 0.0%
Mayr Melnhof Karton AG (b)	54,300	5,035,174
TOTAL AUSTRIA		18,127,168
BAHAMAS (NASSAU) - 0.0%
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
OneSpaWorld Holdings Ltd	123,100	2,923,625
BAILIWICK OF GUERNSEY - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Super Group SGHC Ltd (b)	106,120	1,321,194
BELGIUM - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
UCB SA	1,087,500	319,271,382
BERMUDA - 0.0%
Financials - 0.0%
Banks - 0.0%
Bank of Nt Butterfield & Son Ltd/The (United States) (b)	49,522	2,796,012
Insurance - 0.0%
RenaissanceRe Holdings Ltd	20,029	5,615,130
TOTAL BERMUDA		8,411,142
BRAZIL - 0.0%
Financials - 0.0%
Financial Services - 0.0%
StoneCo Ltd Class A	404,300	4,629,235
Health Care - 0.0%
Pharmaceuticals - 0.0%
Hypera SA	1,779,100	7,727,167
Materials - 0.0%
Metals & Mining - 0.0%
Wheaton Precious Metals Corp (United States) (b)	70,200	9,308,520
TOTAL BRAZIL		21,664,922
BURKINA FASO - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
IAMGOLD Corp (United States) (d)	169,000	3,021,720
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd (b)	48,229	2,399,393
CANADA - 0.4%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Mty Food Group Inc (b)	152,900	4,366,353
Restaurant Brands International Inc (b)	208,100	15,569,953
TOTAL CONSUMER DISCRETIONARY		19,936,306
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Alimentation Couche-Tard Inc	2,187,800	123,604,789
Metro Inc/CN	170,100	10,915,567
TOTAL CONSUMER STAPLES		134,520,356
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Athabasca Oil Corp (d)	14,321,000	113,329,786
Cenovus Energy Inc	404,780	11,174,647
Imperial Oil Ltd (b)	3,927,900	466,025,897
Imperial Oil Ltd (United States) (b)	833,500	98,953,120
Sintana Energy Inc (d)	1,394,000	424,676
Strathcona Resources Ltd	305,500	9,792,221
TOTAL ENERGY		699,700,347
Health Care - 0.0%
Biotechnology - 0.0%
Xenon Pharmaceuticals Inc (d)	1,937,648	106,047,475
Industrials - 0.0%
Aerospace & Defense - 0.0%
Bombardier Inc Class B (d)	297,200	67,041,111
Electrical Equipment - 0.0%
Electrovaya Inc (United States) (b)(d)	114,690	1,340,726
TOTAL INDUSTRIALS		68,381,837
Information Technology - 0.0%
IT Services - 0.0%
Shopify Inc Class A (United States) (d)	39,300	4,665,303
Software - 0.0%
D-Wave Quantum Inc (b)(d)	32,500	979,550
TOTAL INFORMATION TECHNOLOGY		5,644,853
Materials - 0.0%
Chemicals - 0.0%
Nutrien Ltd (United States)	551,000	37,771,050
Metals & Mining - 0.0%
Altius Minerals Corp (b)	428,900	18,018,995
McEwen Inc (b)(d)	212,900	4,660,381
Ssr Mining Inc (United States) (d)	205,900	6,428,198
Standard Lithium Ltd (d)	255,366	1,000,237
Teck Resources Ltd Class B (United States)	73,200	4,842,912
Triple Flag Precious Metals Corp (United States)	76,900	2,436,192
		37,386,915
Paper & Forest Products - 0.0%
Stella-Jones Inc	49,400	2,771,617
TOTAL MATERIALS		77,929,582
Utilities - 0.0%
Gas Utilities - 0.0%
Brookfield Infrastructure Corp (United States) (b)	76,720	3,186,182
TOTAL CANADA		1,115,346,938
CHINA - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Shenzhou International Group Holdings Ltd	561,700	3,327,095
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Sinopharm Group Co Ltd H Shares	2,965,600	6,402,781
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Qingdao Port International Co Ltd H Shares (h)(i)	3,041,814	2,786,845
TOTAL CHINA		12,516,721
COLOMBIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Parex Resources Inc	1,690,600	29,491,843
DENMARK - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Ascendis Pharma A/S (d)	132,000	29,582,520
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Amer Sports Inc (d)	716,600	25,496,628
FRANCE - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Orange SA	1,641,500	34,332,984
Media - 0.0%
IPSOS SA	84,000	3,801,531
TOTAL COMMUNICATION SERVICES		38,134,515
Consumer Discretionary - 0.1%
Automobile Components - 0.0%
AKWEL SADIR	5,700	48,135
Cie Generale des Etablissements Michelin SCA Series B	259,400	9,468,411
		9,516,546
Specialty Retail - 0.0%
Maisons du Monde SA (b)(d)(h)(i)	415,000	222,424
Textiles, Apparel & Luxury Goods - 0.1%
LVMH Moet Hennessy Louis Vuitton SE	99,000	54,147,868
TOTAL CONSUMER DISCRETIONARY		63,886,838
Consumer Staples - 0.0%
Food Products - 0.0%
Societe LDC SADIR	20,718	2,948,188
Energy - 0.0%
Energy Equipment & Services - 0.0%
Vallourec SACA (d)	172,300	4,807,220
Oil, Gas & Consumable Fuels - 0.0%
TotalEnergies SE (United States) (b)	236,120	20,617,998
TOTAL ENERGY		25,425,218
Financials - 0.0%
Capital Markets - 0.0%
Antin Infrastructure Partners SA	208,726	2,422,407
Industrials - 0.0%
Aerospace & Defense - 0.0%
Airbus SE	179,898	37,567,596
Ground Transportation - 0.0%
Stef SA	52,034	7,101,018
TOTAL INDUSTRIALS		44,668,614
Information Technology - 0.0%
IT Services - 0.0%
Sopra Steria Group	117,580	20,434,652
Software - 0.0%
Dassault Systemes SE	309,600	6,790,813
TOTAL INFORMATION TECHNOLOGY		27,225,465
TOTAL FRANCE		204,711,245
GERMANY - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Mercedes-Benz Group AG	60,500	3,673,441
Textiles, Apparel & Luxury Goods - 0.0%
Birkenstock Holding Plc (b)(d)	706,000	31,819,420
TOTAL CONSUMER DISCRETIONARY		35,492,861
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Takkt AG (d)	310,954	892,234
Machinery - 0.0%
JOST Werke SE (h)(i)	89,100	6,142,041
Norma Group SE (b)(d)	84,262	1,721,921
		7,863,962
Trading Companies & Distributors - 0.0%
Brenntag SE	90,200	5,948,533
TOTAL INDUSTRIALS		14,704,729
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
AIXTRON SE	127,000	8,627,254
TOTAL GERMANY		58,824,844
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Patria Investments Ltd Class A (b)	518,058	6,004,292
GREECE - 0.0%
Consumer Discretionary - 0.0%
Distributors - 0.0%
Autohellas Tourist and Trading SA	196,880	2,526,049
Specialty Retail - 0.0%
JUMBO SA	310,460	8,430,166
TOTAL CONSUMER DISCRETIONARY		10,956,215
Consumer Staples - 0.0%
Personal Care Products - 0.0%
Sarantis SA	265,608	4,696,646
Financials - 0.0%
Banks - 0.0%
Eurobank SA	1,634,500	7,608,766
National Bank of Greece SA	243,200	4,205,385
TOTAL FINANCIALS		11,814,151
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Metlen Energy & Metals PLC (b)	87,400	4,230,649
TOTAL GREECE		31,697,661
HONG KONG - 0.0%
Communication Services - 0.0%
Media - 0.0%
Pico Far East Holdings Ltd	1,026,000	294,568
Financials - 0.0%
Consumer Finance - 0.0%
Aeon Credit Service Asia Co Ltd	3,004,000	3,296,508
TOTAL HONG KONG		3,591,076
INDIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Oil & Natural Gas Corp Ltd	824,100	2,302,033
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Redington Ltd	2,000,888	4,724,336
TOTAL INDIA		7,026,369
IRELAND - 0.0%
Financials - 0.0%
Banks - 0.0%
AIB Group PLC	143,200	1,685,163
Bank of Ireland Group PLC	418,600	8,512,727

TOTAL IRELAND		10,197,890
ISRAEL - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Max Stock Ltd	209,642	2,940,713
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Nova Ltd (b)(d)	6,760	3,395,751
Software - 0.0%
Cellebrite DI Ltd (d)	583,920	8,601,142
TOTAL INFORMATION TECHNOLOGY		11,996,893
TOTAL ISRAEL		14,937,606
ITALY - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Brembo NV	218,100	2,968,752
Brembo NV (OTC)	254,500	3,464,226
TOTAL CONSUMER DISCRETIONARY		6,432,978
Consumer Staples - 0.0%
Beverages - 0.0%
Coca-Cola HBC AG	198,400	11,392,780
Davide Campari-Milano NV (b)	2,376,000	15,525,196
		26,917,976
Consumer Staples Distribution & Retail - 0.0%
MARR SpA (b)	493,200	4,067,148
TOTAL CONSUMER STAPLES		30,985,124
Financials - 0.0%
Capital Markets - 0.0%
Banca Generali SpA	135,820	8,665,599
Financial Services - 0.0%
BFF Bank SpA (b)(d)(h)(i)	711,400	2,336,651
TOTAL FINANCIALS		11,002,250
TOTAL ITALY		48,420,352
JAPAN - 0.1%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Daikyonishikawa Corp	619,300	4,246,229
Distributors - 0.0%
Arata Corp	146,400	2,378,029
Household Durables - 0.0%
FJ Next Holdings Co Ltd	114,900	1,346,927
TOTAL CONSUMER DISCRETIONARY		7,971,185
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Belc Co Ltd	10,700	416,538
G-7 Holdings Inc	439,100	3,793,688
YAKUODO Holdings Co Ltd	41,300	446,284
		4,656,510
Food Products - 0.0%
Pickles Holdings Co Ltd (b)	77,600	539,860
S Foods Inc	207,700	3,540,674
		4,080,534
Household Products - 0.0%
Transaction Co Ltd	100,800	817,083
TOTAL CONSUMER STAPLES		9,554,127
Financials - 0.0%
Financial Services - 0.0%
Zenkoku Hosho Co Ltd	194,000	3,614,089
Industrials - 0.0%
Air Freight & Logistics - 0.0%
AZ-COM MARUWA Holdings Inc (b)	665,200	3,328,819
Building Products - 0.0%
Nihon Dengi Co Ltd	308,000	4,738,016
Nihon Flush Co Ltd	97,378	443,280
		5,181,296
Commercial Services & Supplies - 0.0%
Green Cross Holdings Co Ltd	6,200	50,879
Prestige International Inc	523,110	2,059,398
		2,110,277
Construction & Engineering - 0.0%
Raiznext Corp	206,100	2,892,246
Machinery - 0.0%
Daiwa Industries Ltd	325,400	3,593,876
Professional Services - 0.0%
Altech Corp	59,000	876,118
Creek & River Co Ltd	91,800	733,178
Persol Holdings Co Ltd	1,919,100	2,920,855
Quick Co Ltd	535,500	2,525,103
Will Group Inc (b)	187,400	1,214,308
		8,269,562
Trading Companies & Distributors - 0.0%
Chori Co Ltd	70,700	1,820,048
ITOCHU Corp	948,000	11,461,054
Mitani Corp	15,600	243,014
Totech Corp	98,000	2,304,398
		15,828,514
TOTAL INDUSTRIALS		41,204,590
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.0%
Daiwabo Holdings Co Ltd	177,460	3,812,941
Maruwa Co Ltd/Aichi	12,900	6,029,423
Riken Keiki Co Ltd	36,400	834,207
		10,676,571
IT Services - 0.0%
Avant Group Corp	185,100	1,291,219
DTS Corp	449,200	2,814,816
TDC Soft Inc	291,400	1,703,409
		5,809,444
Semiconductors & Semiconductor Equipment - 0.1%
Allegro MicroSystems Inc (b)(d)	510,660	24,445,294
Disco Corp	48,300	19,708,084
Renesas Electronics Corp	1,262,700	35,150,676
SUMCO Corp	1,061,620	26,622,989
		105,927,043
Software - 0.0%
Cresco Ltd	579,600	5,553,446
System Research Co Ltd (b)	294,000	3,243,387
		8,796,833
TOTAL INFORMATION TECHNOLOGY		131,209,891
Materials - 0.0%
Chemicals - 0.0%
C Uyemura & Co Ltd	56,000	8,199,668
Construction Materials - 0.0%
Vertex Corp/Japan	69,000	682,353
TOTAL MATERIALS		8,882,021
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Arealink Co Ltd	346,000	2,094,270
Utilities - 0.0%
Electric Utilities - 0.0%
Kansai Electric Power Co Inc/The	953,800	13,986,751
TOTAL JAPAN		218,516,924
KOREA (SOUTH) - 0.1%
Consumer Discretionary - 0.0%
Household Durables - 0.0%
Cuckoo Holdings Co Ltd	41,065	677,681
Consumer Staples - 0.0%
Tobacco - 0.0%
KT&G Corp	95,269	11,661,984
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
InBody Co Ltd	31,300	951,125
Value Added Technology Co Ltd	80,700	1,026,901
Vieworks Co Ltd	107,300	1,984,074
TOTAL HEALTH CARE		3,962,100
Industrials - 0.0%
Machinery - 0.0%
Hy-Lok Corp	70,316	1,661,375
Professional Services - 0.0%
e-Credible Co Ltd	47,700	449,544
TOTAL INDUSTRIALS		2,110,919
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.0%
MAKUS Inc	251,584	3,709,940
Semiconductors & Semiconductor Equipment - 0.1%
SK Hynix Inc	191,500	296,099,347
Technology Hardware, Storage & Peripherals - 0.0%
Samsung Electronics Co Ltd	92,200	19,370,647
TOTAL INFORMATION TECHNOLOGY		319,179,934
Materials - 0.0%
Chemicals - 0.0%
Soulbrain Co Ltd	7,840	1,987,474
TOTAL KOREA (SOUTH)		339,580,092
MALAYSIA - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Scientex BHD	2,007,400	1,888,424
MEXICO - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Gruma SAB de CV Series B	56,100	940,857
Health Care - 0.0%
Pharmaceuticals - 0.0%
Genomma Lab Internacional SAB de CV (b)	1,272,200	1,172,622
TOTAL MEXICO		2,113,479
MONACO - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Scorpio Tankers Inc	116,886	8,709,176
NETHERLANDS - 0.2%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Acomo NV	110,100	3,049,990
Financials - 0.0%
Capital Markets - 0.0%
Van Lanschot Kempen NV depository receipt	5,800	450,557
Insurance - 0.0%
ASR Nederland NV (b)	54,200	4,064,974
TOTAL FINANCIALS		4,515,531
Health Care - 0.1%
Biotechnology - 0.1%
Argenx SE (d)	11,400	9,529,645
Argenx SE ADR (d)	72,300	60,442,077
Newamsterdam Pharma Co NV (b)(d)	2,014,790	67,858,127
TOTAL HEALTH CARE		137,829,849
Industrials - 0.0%
Trading Companies & Distributors - 0.0%
IMCD NV (b)	135,000	13,910,370
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
ASM International NV	26,600	27,873,974
ASML Holding NV depository receipt	67,700	109,183,852
BE Semiconductor Industries NV	191,543	63,539,441
NXP Semiconductors NV	282,323	90,724,496
TOTAL INFORMATION TECHNOLOGY		291,321,763
TOTAL NETHERLANDS		450,627,503
NORWAY - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Europris ASA (h)(i)	984,481	9,859,237
Energy - 0.0%
Energy Equipment & Services - 0.0%
Seadrill Ltd (d)	92,200	4,349,074
Financials - 0.0%
Banks - 0.0%
SpareBank 1 Nord Norge	45,200	732,179
Sparebank 1 Oestlandet	205,120	4,378,609
TOTAL FINANCIALS		5,110,788
Industrials - 0.0%
Construction & Engineering - 0.0%
Multiconsult ASA (h)(i)	45,600	781,169
Norconsult Norge AS	234,600	904,508
TOTAL INDUSTRIALS		1,685,677
TOTAL NORWAY		21,004,776
PHILIPPINES - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Robinsons Land Corp	2,929,000	775,560
PORTUGAL - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Galp Energia SGPS SA	879,500	19,116,692
Materials - 0.0%
Containers & Packaging - 0.0%
Corticeira Amorim SGPS SA (b)	224,580	1,713,154
TOTAL PORTUGAL		20,829,846
PUERTO RICO - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd Class C (d)	219,220	1,797,604
Financials - 0.0%
Banks - 0.0%
First BanCorp/Puerto Rico (b)	740,526	17,757,813
Popular Inc	230,249	34,198,884
		51,956,697
Financial Services - 0.0%
EVERTEC Inc	1,077,578	26,368,334
TOTAL FINANCIALS		78,325,031
TOTAL PUERTO RICO		80,122,635
SINGAPORE - 0.0%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Hour Glass Ltd/The	1,687,200	3,397,535
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Kulicke & Soffa Industries Inc	59,874	6,100,562
TOTAL SINGAPORE		9,498,097
SPAIN - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Cellnex Telecom SA (h)(i)	285,600	9,556,943
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
CIE Automotive SA	466,680	16,030,683
Financials - 0.0%
Banks - 0.0%
Bankinter SA	388,200	6,549,701
Health Care - 0.0%
Pharmaceuticals - 0.0%
Faes Farma SA	112,111	608,717
Industrials - 0.0%
Air Freight & Logistics - 0.0%
Logista Integral SA	260,900	10,200,597
TOTAL SPAIN		42,946,641
SWEDEN - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Autoliv Inc	250,555	31,850,551
Industrials - 0.0%
Building Products - 0.0%
Inwido AB	67,800	1,063,288
Electrical Equipment - 0.0%
AQ Group AB	397,100	10,278,985
Machinery - 0.0%
Atlas Copco AB A Shares	1,396,400	26,700,997
Beijer Alma AB B Shares	232,520	7,680,909
		34,381,906
Trading Companies & Distributors - 0.0%
Alligo AB B Shares	43,100	681,526
TOTAL INDUSTRIALS		46,405,705
TOTAL SWEDEN		78,256,256
SWITZERLAND - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Garrett Motion Inc	1,052,532	34,480,949
Financials - 0.0%
Capital Markets - 0.0%
Vontobel Holding AG	27,634	2,471,146
Industrials - 0.0%
Trading Companies & Distributors - 0.0%
Bossard Holding AG Series A	4,612	1,013,334
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
TE Connectivity PLC	19,003	4,055,430
TOTAL SWITZERLAND		42,020,859
TAIWAN - 0.5%
Industrials - 0.0%
Electrical Equipment - 0.0%
Bizlink Holding Inc	71,000	4,712,389
Information Technology - 0.5%
Electronic Equipment, Instruments & Components - 0.1%
Chroma ATE Inc	1,396,000	111,985,739
Delta Electronics Inc	2,394,000	186,328,707
Elite Material Co Ltd	62,000	10,105,049
Thinking Electronic Industrial Co Ltd	202,000	1,877,634
		310,297,129
Semiconductors & Semiconductor Equipment - 0.4%
Jentech Precision Industrial Co Ltd	349,000	39,383,873
Silicon Motion Technology Corp ADR	145,180	40,195,987
Sitronix Technology Corp	21,000	204,558
Taiwan Semiconductor Manufacturing Co Ltd	2,532,000	187,055,605
Taiwan Semiconductor Manufacturing Co Ltd ADR	1,443,400	603,990,731
Topco Scientific Co Ltd	507,455	7,317,665
		878,148,419
Technology Hardware, Storage & Peripherals - 0.0%
TSC Auto ID Technology Co Ltd	48,290	292,070
TOTAL INFORMATION TECHNOLOGY		1,188,737,618
TOTAL TAIWAN		1,193,450,007
THAILAND - 0.1%
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Fabrinet (d)	223,266	146,051,687
UNITED KINGDOM - 0.8%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
B&M European Value Retail plc	4,674,700	10,765,166
Distributors - 0.0%
Inchcape PLC	1,849,689	21,061,204
Diversified Consumer Services - 0.0%
ME Group International PLC	1,988,383	3,936,300
Hotels, Restaurants & Leisure - 0.0%
Hollywood Bowl Group PLC	696,700	2,885,105
Household Durables - 0.0%
Barratt Redrow PLC	1,075,353	3,788,679
Vistry Group PLC (b)(d)	266,345	1,000,736
		4,789,415
Specialty Retail - 0.0%
Dunelm Group PLC	409,300	4,302,150
JD Sports Fashion PLC	3,352,554	3,804,242
Pets at Home Group Plc	3,113,800	8,059,627
		16,166,019
TOTAL CONSUMER DISCRETIONARY		59,603,209
Consumer Staples - 0.2%
Beverages - 0.1%
Diageo PLC	5,258,500	107,791,651
Diageo PLC ADR (b)	522,705	43,102,254
		150,893,905
Personal Care Products - 0.0%
Unilever PLC ADR	1,285,100	72,543,895
Tobacco - 0.1%
British American Tobacco PLC	150,922	9,338,540
British American Tobacco PLC ADR	4,403,000	272,061,370
Imperial Brands PLC	374,913	13,594,973
		294,994,883
TOTAL CONSUMER STAPLES		518,432,683
Energy - 0.0%
Energy Equipment & Services - 0.0%
TechnipFMC PLC	507,188	34,701,803
Oil, Gas & Consumable Fuels - 0.0%
DCC PLC	382,700	30,948,694
TOTAL ENERGY		65,650,497
Financials - 0.1%
Capital Markets - 0.0%
3i Group PLC	138,300	4,200,146
AJ Bell PLC	375,500	3,069,513
Marex Group PLC	529,315	28,021,937
Rathbones Group PLC	637,940	17,010,453
		52,302,049
Insurance - 0.1%
Aviva PLC	4,640,244	38,195,433
Hiscox Ltd	3,053,853	71,929,791
		110,125,224
TOTAL FINANCIALS		162,427,273
Health Care - 0.4%
Pharmaceuticals - 0.4%
Astrazeneca PLC (United States) (b)	1,238,660	229,982,002
GSK PLC	1,011,998	25,590,032
GSK PLC ADR (b)	7,787,127	393,561,399
TOTAL HEALTH CARE		649,133,433
Industrials - 0.1%
Aerospace & Defense - 0.1%
QinetiQ Group PLC	357,000	2,420,687
Rolls-Royce Holdings PLC	4,965,700	89,342,035
		91,762,722
Commercial Services & Supplies - 0.0%
Mitie Group PLC	2,786,149	6,701,263
Machinery - 0.0%
Bodycote PLC	249,476	2,721,352
Passenger Airlines - 0.0%
JET2 PLC	440,585	7,078,496
Professional Services - 0.0%
Wilmington PLC	114,400	380,534
Trading Companies & Distributors - 0.0%
Bunzl PLC	145,100	4,587,513
RS GROUP PLC	2,114,491	18,993,392
		23,580,905
TOTAL INDUSTRIALS		132,225,272
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Savills PLC	659,400	7,388,276
Utilities - 0.0%
Multi-Utilities - 0.0%
National Grid PLC	2,873,920	46,269,533
TOTAL UNITED KINGDOM		1,641,130,176
UNITED STATES - 52.8%
Communication Services - 5.1%
Diversified Telecommunication Services - 0.1%
AST SpaceMobile Inc Class A (b)(d)	61,700	6,997,397
AT&T Inc	4,861,001	120,552,825
Comcast Corp Class A	6,489,000	161,381,430
IDT Corp Class B	63,833	3,521,028
Iridium Communications Inc	179,000	9,268,620
Lumen Technologies Inc (d)	694,500	7,632,555
Verizon Communications Inc	1,291,338	61,738,870
		371,092,725
Entertainment - 0.5%
Cinemark Holdings Inc	101,640	2,845,920
Electronic Arts Inc	155,300	31,327,116
IMAX Corp (b)(d)	980,200	38,894,336
Live Nation Entertainment Inc (b)(d)	10,226	1,722,161
Madison Square Garden Sports Corp Class A (d)	32,100	12,014,709
Netflix Inc (d)	5,486,511	471,949,676
Playtika Holding Corp	113,089	426,345
Roku Inc Class A (d)	807,112	105,069,840
Sphere Entertainment Co Class A (b)(d)	17,853	2,472,283
Spotify Technology SA (d)	169,500	84,356,760
Take-Two Interactive Software Inc (d)	11,272	2,526,732
TKO Group Holdings Inc Class A (b)	4,293	880,838
Walt Disney Co/The	2,643,449	269,182,412
Warner Bros Discovery Inc (d)	9,821,672	265,283,361
		1,288,952,489
Interactive Media & Services - 4.2%
Alphabet Inc Class A	11,320,741	4,305,730,633
Alphabet Inc Class C	9,930,067	3,737,975,121
Angi Inc Class A (b)(d)	101,536	595,001
Cars.com Inc (d)	1,089,200	11,196,976
IAC Inc Class A (d)	33,815	1,517,955
Meta Platforms Inc Class A	3,851,097	2,435,857,363
Pinterest Inc Class A (d)	160,137	3,210,747
Yelp Inc Class A (d)	181,179	4,130,881
		10,500,214,677
Media - 0.2%
Charter Communications Inc Class A (b)(d)	5,576	803,223
DoubleVerify Holdings Inc (d)	72,895	707,082
EchoStar Corp Class A (b)(d)	1,277,891	165,090,738
Fox Corp Class A	1,016,297	64,961,704
Fox Corp Class B	9,167	526,094
Magnite Inc (d)	12,700	181,991
New York Times Co/The Class A	688,298	51,766,893
News Corp Class A	35,631	929,969
News Corp Class B (b)	390,787	11,653,268
Nexstar Media Group Inc	129,412	23,090,983
Omnicom Group Inc (b)	1,875,874	136,394,799
Paramount Skydance Corp Class B (b)	20,126	213,537
Trade Desk Inc (The) Class A (d)	28,515	614,783
Versant Media Group Inc Class A	427,013	18,421,341
		475,356,405
Wireless Telecommunication Services - 0.1%
T-Mobile US Inc	851,473	159,676,731
TOTAL COMMUNICATION SERVICES		12,795,293,027
Consumer Discretionary - 4.8%
Automobile Components - 0.0%
Aptiv PLC (d)	485,978	33,017,345
Dorman Products Inc (d)	19,900	2,466,007
Gentex Corp	679,047	16,405,776
LCI Industries (b)	479,132	52,234,971
Lear Corp	93,558	13,390,021
Patrick Industries Inc (b)	120,400	10,898,608
Phinia Inc	119,229	9,211,633
Versigent PLC	85,633	3,778,128
		141,402,489
Automobiles - 0.6%
Ford Motor Co	3,217,369	56,110,915
General Motors Co	3,339,887	278,012,194
Tesla Inc (d)	2,643,499	1,152,010,429
		1,486,133,538
Broadline Retail - 2.0%
Amazon.com Inc (d)	18,130,996	4,906,972,758
eBay Inc	39,013	4,262,951
Etsy Inc (d)	502,584	34,135,505
Ollie's Bargain Outlet Holdings Inc (d)	145,300	11,860,839
		4,957,232,053
Distributors - 0.0%
Genuine Parts Co	9,009	889,188
GigaCloud Technology Inc Class A (d)	448,813	16,175,221
LKQ Corp	651,000	17,655,120
Pool Corp	2,123	385,112
		35,104,641
Diversified Consumer Services - 0.2%
ADT Inc	2,479,118	16,634,882
Carriage Services Inc (b)	526,294	21,678,050
Covista Inc (d)	388,248	45,735,614
Frontdoor Inc (d)	223,655	13,882,266
Grand Canyon Education Inc (d)	199,195	29,849,371
H&R Block Inc (b)	3,027,994	116,547,489
Laureate Education Inc (d)	2,292,517	73,337,619
Perdoceo Education Corp	187,522	6,071,961
Service Corp International/US	1,283,766	96,526,366
Stride Inc (b)(d)	210,907	19,483,589
		439,747,207
Hotels, Restaurants & Leisure - 0.7%
Airbnb Inc Class A (d)	730,281	97,353,760
Aramark	477,104	25,467,812
Booking Holdings Inc	571,896	95,752,547
Boyd Gaming Corp	179,296	14,824,193
Brightstar Lottery PLC (b)	1,284,357	14,423,329
Brinker International Inc (d)	119,327	16,989,778
Carnival Corp Ltd	6,901,219	193,648,205
Cava Group Inc (b)(d)	214,300	16,642,538
Cheesecake Factory Inc/The (b)	707,000	46,690,280
Chipotle Mexican Grill Inc (d)	1,449,345	46,176,132
Churchill Downs Inc	303,700	26,485,677
Darden Restaurants Inc	7,456	1,520,353
Domino's Pizza Inc (b)	466,713	144,951,724
DoorDash Inc Class A (d)	110,109	17,539,263
DraftKings Inc Class A (d)	830,600	20,341,394
Dutch Bros Inc Class A (d)	2,166,673	125,667,034
Expedia Group Inc Class A (b)	435,456	98,321,610
Hilton Worldwide Holdings Inc	532,507	174,481,244
Kura Sushi USA Inc Class A (b)(d)	27,279	1,532,807
Las Vegas Sands Corp	19,580	990,161
Lindblad Expeditions Holdings Inc (d)	898,100	20,611,395
Marriott International Inc/MD Class A1	391,743	147,138,671
McDonald's Corp	64,139	17,907,609
MGM Resorts International (d)	12,426	542,643
Monarch Casino & Resort Inc	38,488	4,628,567
Norwegian Cruise Line Holdings Ltd (d)	29,482	540,699
Penn Entertainment Inc (d)	7,844	147,702
Planet Fitness Inc Class A (d)	179,300	9,594,343
Red Rock Resorts Inc Class A	234,338	13,680,652
Royal Caribbean Cruises Ltd (b)	16,293	4,637,477
Starbucks Corp	816,736	80,987,542
Travel + Leisure Co	199,502	13,566,136
Viking Holdings Ltd (d)	1,100,000	101,321,000
Wingstop Inc	287,748	45,164,926
Wyndham Hotels & Resorts Inc	319,200	25,618,992
Wynn Resorts Ltd	676,110	68,435,854
Yum! Brands Inc	385,081	56,972,734
		1,791,296,783
Household Durables - 0.3%
Cavco Industries Inc (d)	26,617	14,280,553
DR Horton Inc	322,522	47,439,761
Garmin Ltd	49,685	11,622,315
Installed Building Products Inc	70,243	14,749,625
KB Home (b)	477,482	23,329,771
Leggett & Platt Inc	477,900	4,908,033
Lennar Corp Class A	13,973	1,254,496
M/I Homes Inc (d)	125,392	16,504,095
Meritage Homes Corp	304,900	19,891,676
Mohawk Industries Inc (d)	439,400	47,200,348
Newell Brands Inc	136,263	463,294
NVR Inc (d)	181	1,104,969
PulteGroup Inc	1,159,607	137,042,355
Somnigroup International Inc (b)	3,411,208	241,547,638
Taylor Morrison Home Corp (d)	555,469	32,494,937
Toll Brothers Inc	767,156	106,281,792
Whirlpool Corp (b)	523,152	22,715,260
		742,830,918
Leisure Products - 0.0%
BRP Inc Subordinate Voting Shares	25,100	1,451,035
Hasbro Inc	431,521	37,184,165
Latham Group Inc (d)	277,700	1,466,256
		40,101,456
Specialty Retail - 0.8%
Abercrombie & Fitch Co Class A (d)	568,748	43,918,721
Academy Sports & Outdoors Inc (b)	1,298,998	68,587,094
AutoNation Inc (d)	164,665	30,910,914
AutoZone Inc (d)	1,073	3,149,459
Bath & Body Works Inc	1,731,885	34,672,338
Best Buy Co Inc	67,666	5,274,565
Bob's Discount Furniture Inc (b)	1,419,226	19,301,474
Boot Barn Holdings Inc (d)	14,020	2,381,577
Buckle Inc/The	93,414	4,284,900
Caleres Inc	638,992	9,303,724
Carvana Co Class A (b)(d)	45,793	3,342,889
Chewy Inc Class A (d)	723,829	16,315,106
Dick's Sporting Goods Inc (b)	695,192	158,204,843
Five Below Inc (d)	141,434	32,156,434
Floor & Decor Holdings Inc Class A (d)	356,700	18,334,380
Gap Inc/The	1,252,463	26,489,592
Group 1 Automotive Inc	57,600	18,221,184
Home Depot Inc/The	1,168,231	370,492,779
Lithia Motors Inc	312,200	90,815,858
Lowe's Cos Inc	2,787,913	597,617,031
Monro Inc (b)	93,111	1,531,676
Murphy USA Inc	111,691	56,518,997
O'Reilly Automotive Inc (d)	54,522	4,736,871
RH (d)	101,122	15,015,606
Ross Stores Inc	1,265,842	293,333,567
Signet Jewelers Ltd (b)	292,613	25,571,450
TJX Cos Inc/The	202,093	31,273,892
Tractor Supply Co	34,219	1,078,924
Ulta Beauty Inc (d)	2,873	1,461,925
Urban Outfitters Inc (d)	318,067	23,107,568
Valvoline Inc (b)(d)	407,100	13,739,625
Williams-Sonoma Inc	7,731	1,573,800
		2,022,718,763
Textiles, Apparel & Luxury Goods - 0.2%
Crocs Inc (d)	198,000	23,496,660
Deckers Outdoor Corp (d)	9,193	1,046,623
Lululemon Athletica Inc (d)	52,713	6,914,891
NIKE Inc Class B	2,369,861	109,558,675
Oxford Industries Inc (b)	302,234	13,485,681
PVH Corp	861,349	80,346,635
Ralph Lauren Corp Class A	51,903	18,887,502
Steven Madden Ltd	618,943	26,886,884
Tapestry Inc	647,827	94,232,915
VF Corp	595,900	10,237,562
Wolverine World Wide Inc	1,297,339	22,768,299
		407,862,327
TOTAL CONSUMER DISCRETIONARY		12,064,430,175
Consumer Staples - 2.7%
Beverages - 0.8%
Boston Beer Co Inc/The Class A (d)	3,540	627,571
Brown-Forman Corp Class A (b)	123,624	3,304,470
Brown-Forman Corp Class B (b)	2,142,403	55,102,605
Celsius Holdings Inc (d)	187,300	6,231,471
Coca-Cola Co/The	8,972,668	708,930,499
Coca-Cola Consolidated Inc	247,951	42,959,990
Constellation Brands Inc Class A	910,495	126,394,916
Keurig Dr Pepper Inc	24,470,636	734,853,199
Molson Coors Beverage Co Class B (b)	358,596	14,175,300
Monster Beverage Corp (d)	868,688	76,514,039
National Beverage Corp (d)	72,612	2,685,918
PepsiCo Inc	676,364	97,524,925
Primo Brands Corp Class A (b)	1,562,700	38,754,960
Vita Coco Co Inc/The (d)	35,900	2,697,167
		1,910,757,030
Consumer Staples Distribution & Retail - 0.8%
BJ's Wholesale Club Holdings Inc (d)	1,558,038	132,869,481
Casey's General Stores Inc	27,989	21,471,481
Costco Wholesale Corp	263,345	251,842,090
Dollar General Corp	76,726	8,486,663
Dollar Tree Inc (d)	2,540,605	295,828,046
Ingles Markets Inc Class A	41,960	3,711,782
Kroger Co/The	3,006,724	186,867,897
Maplebear Inc (d)	375,735	14,954,253
Performance Food Group Co (d)	933,600	91,670,184
PriceSmart Inc	121,191	20,601,258
Sprouts Farmers Market Inc (b)(d)	1,685,492	139,255,349
Sysco Corp	31,015	2,351,247
Target Corp	2,371,290	301,319,820
US Foods Holding Corp (d)	1,586,250	129,834,563
Village Super Market Inc Class A (b)	18,330	851,612
Walmart Inc	4,063,983	470,406,032
		2,072,321,758
Food Products - 0.1%
Archer-Daniels-Midland Co	31,122	2,482,913
Bunge Global SA	8,765	1,080,725
Campbell's Company/The (b)	12,743	269,004
Conagra Brands Inc	30,979	411,400
Darling Ingredients Inc (d)	60,979	3,603,859
Flowers Foods Inc	105,328	804,706
Freshpet Inc (d)	115,600	5,964,960
General Mills Inc	255,442	8,636,494
Hershey Co/The	9,596	1,861,912
Hormel Foods Corp	18,881	438,606
Ingredion Inc	156,700	15,895,648
JM Smucker Co	37,108	3,829,546
Kraft Heinz Co/The	55,194	1,325,208
Lamb Weston Holdings Inc	877,400	37,886,132
Marzetti Company/The	63,085	7,061,735
McCormick & Co Inc/MD	16,422	777,910
Mondelez International Inc	3,877,512	237,187,409
Post Holdings Inc (d)	72,900	6,695,136
Smithfield Foods Inc	386,900	9,993,627
Tootsie Roll Industries Inc Class A	56,142	2,117,115
Tyson Foods Inc Class A	18,267	1,114,652
		349,438,697
Household Products - 0.5%
Church & Dwight Co Inc	116,874	11,176,661
Clorox Co/The	7,830	704,856
Colgate-Palmolive Co	1,260,201	113,581,916
Energizer Holdings Inc (b)	107,700	1,962,294
Kimberly-Clark Corp (b)	2,727,318	266,186,237
Procter & Gamble Co/The	5,552,619	797,133,984
Reynolds Consumer Products Inc	169,622	3,675,709
WD-40 Co	41,958	8,390,341
		1,202,811,998
Personal Care Products - 0.2%
elf Beauty Inc (b)(d)	55,100	3,085,599
Estee Lauder Cos Inc/The Class A (b)	2,127,404	189,232,586
Kenvue Inc	13,847,631	239,287,064
		431,605,249
Tobacco - 0.3%
Altria Group Inc	494,199	34,386,366
Philip Morris International Inc	4,640,875	823,198,408
Turning Point Brands Inc	90,519	7,687,779
		865,272,553
TOTAL CONSUMER STAPLES		6,832,207,285
Energy - 2.3%
Energy Equipment & Services - 0.1%
Baker Hughes Co Class A	63,998	4,088,192
Cactus Inc Class A	274,686	15,942,775
Expro Group Holdings NV (b)(d)	335,592	4,956,694
Flowco Holdings Inc Class A	672,637	15,732,979
Halliburton Co	113,114	4,394,479
Innovex International Inc (b)(d)	99,000	2,644,290
Kodiak Gas Services Inc	196,612	13,143,512
National Energy Services Reunited Corp (d)	270,260	6,580,831
SLB Ltd	823,637	44,929,399
Solaris Energy Infrastructure Inc Class A	231,910	16,127,022
Transocean Ltd (b)(d)	608,844	3,768,744
WaterBridge Infrastructure LLC Class A	75,400	2,205,450
Weatherford International PLC	64,800	6,715,872
		141,230,239
Oil, Gas & Consumable Fuels - 2.2%
Antero Midstream Corp	1,097,810	23,010,098
Antero Resources Corp (d)	3,303,036	118,083,537
APA Corp	574,368	20,924,226
California Resources Corp	33,810	2,004,595
Cheniere Energy Inc	3,347	752,605
Chevron Corp	1,171,955	213,834,909
Chord Energy Corp	225,917	29,791,675
ConocoPhillips	5,845,876	666,312,946
Core Natural Resources Inc	255,265	22,575,637
CVR Energy Inc	507,000	16,842,540
Devon Energy Corp	280,039	12,458,935
Diamondback Energy Inc	1,026,533	196,560,539
Dorian LPG Ltd	114,260	4,595,537
Energy Transfer LP	956,000	18,326,520
EOG Resources Inc	265,620	35,428,396
EQT Corp	40,415	2,219,996
Expand Energy Corp	71,330	6,632,263
Exxon Mobil Corp	16,870,495	2,450,608,104
Gulfport Energy Corp (d)	92,820	15,648,524
HF Sinclair Corp	35,648	2,491,439
Kinder Morgan Inc	3,198,690	99,415,285
Marathon Petroleum Corp	49,371	12,282,024
Murphy Oil Corp	133,400	4,827,746
Occidental Petroleum Corp	486,343	27,541,604
ONEOK Inc	40,749	3,420,471
Ovintiv Inc	4,981,370	279,155,975
Permian Resources Holdings Inc/DE Class A	862,600	16,587,798
Phillips 66	351,093	61,750,237
Range Resources Corp	513,900	20,016,405
Shell PLC	712,292	30,098,180
Shell PLC ADR (b)	8,878,984	746,900,134
Shell PLC rights (d)(g)	712,292	278,221
Sunoco LP	169,500	11,007,330
Sunococorp LLC	507,212	33,141,232
Targa Resources Corp	666,369	169,970,741
Texas Pacific Land Corp	3,750	1,473,750
Unit Corp	23,700	785,892
Uranium Energy Corp (b)(d)	57,780	795,631
VAALCO Energy Inc (b)	1,239,900	6,472,278
Valero Energy Corp	386,483	94,618,768
Williams Cos Inc/The	406,251	29,002,259
		5,508,644,982
TOTAL ENERGY		5,649,875,221
Financials - 7.3%
Banks - 3.0%
Ameris Bancorp	33,000	2,782,230
Associated Banc-Corp	140,508	3,907,527
Axos Financial Inc (d)	1,432,568	124,504,485
Bancorp Inc/The (d)	136,210	7,513,344
Bank of America Corp (e)	32,334,516	1,668,461,026
BOK Financial Corp	185,950	23,809,038
Camden National Corp	128,068	6,407,242
Central BanCo Inc	82,600	2,345,840
Citigroup Inc	3,456,748	435,204,573
Citizens Financial Group Inc	92,577	5,763,844
Community Financial System Inc	85,068	5,413,728
CVB Financial Corp	258,840	5,269,982
East West Bancorp Inc	1,728,353	211,792,377
Eastern Bankshares Inc	4,839,156	95,476,548
Esquire Financial Holdings Inc (b)	20,898	2,296,481
Fifth Third Bancorp	58,287	2,910,270
First Bancorp/Southern Pines NC	64,700	3,806,301
First Busey Corp	94,700	2,591,939
First Hawaiian Inc	100,100	2,700,698
First Interstate BancSystem Inc Class A (b)	534,280	19,020,368
FNB Corp/PA	2,989,303	52,253,016
Hancock Whitney Corp (b)	816,348	55,609,626
Huntington Bancshares Inc/OH	9,151,607	149,720,291
JPMorgan Chase & Co (e)	2,050,163	613,634,288
KeyCorp	12,029,589	256,591,133
M&T Bank Corp	2,413,739	521,633,135
Nbt Bancorp Inc	65,900	3,047,216
Northrim BanCorp Inc	68,511	1,692,907
Old National Bancorp/IN (b)	7,001,897	168,115,547
Pathward Financial Inc	112,954	9,289,337
Pinnacle Financial Partners Inc	1,912,285	186,906,736
Plumas Bancorp	118,800	6,252,444
PNC Financial Services Group Inc/The	1,956,517	432,625,039
Preferred Bank/Los Angeles CA (b)	35,180	3,370,948
QCR Holdings Inc	107,444	9,900,965
Regions Financial Corp (b)	56,212	1,573,936
Texas Capital Bancshares Inc (d)	27,176	2,703,740
Truist Financial Corp	1,637,557	78,946,623
UMB Financial Corp	416,478	54,666,902
United Community Bank/SC	623,600	20,547,620
Univest Financial Corp	109,560	4,321,046
US Bancorp	8,214,133	450,545,195
Washington Trust Bancorp Inc	82,300	2,680,511
Webster Financial Corp	116,039	8,438,356
Wells Fargo & Co	21,773,069	1,688,283,770
West BanCorp Inc	128,100	3,066,714
Western Alliance Bancorp	240,380	19,146,267
Wintrust Financial Corp	414,040	62,201,229
Zions Bancorp NA	193,814	12,103,684
		7,511,846,062
Capital Markets - 1.5%
Ameriprise Financial Inc	99,932	44,540,692
Ares Management Corp Class A	13,341	1,714,319
Artisan Partners Asset Management Inc Class A (b)	218,539	8,182,100
Bank of New York Mellon Corp/The	2,767,076	385,813,407
BGC Group Inc Class A	65,899	688,645
Blackrock Inc	136,666	143,072,902
Blackstone Inc	48,485	5,671,290
Blue Owl Capital Inc Class A (b)	9,594,200	98,628,376
Carlyle Group Inc/The	936,400	42,540,652
Cboe Global Markets Inc	53,084	17,706,699
Charles Schwab Corp/The	7,696,092	672,253,637
CME Group Inc Class A	110,728	30,288,537
Cohen & Steers Inc	85,428	5,962,874
Coinbase Global Inc Class A (d)	14,444	2,730,349
Evercore Inc Class A	280,258	95,528,742
FactSet Research Systems Inc (b)	2,403	589,864
Federated Hermes Inc Class B	588,702	33,002,634
Franklin Resources Inc	19,897	617,205
Goldman Sachs Group Inc/The (e)	80,579	82,638,599
Hamilton Lane Inc Class A	126,818	11,049,652
Houlihan Lokey Inc Class A	169,076	23,951,306
Interactive Brokers Group Inc Class A	28,842	2,508,389
Intercontinental Exchange Inc	980,621	144,984,815
Invesco Ltd	28,753	818,310
KKR & Co Inc Class A	3,509,001	336,653,556
Lazard Inc	965,050	45,675,817
Lincoln International LLC	364,000	8,306,480
LPL Financial Holdings Inc	46,100	12,620,797
MarketAxess Holdings Inc	334,328	43,476,013
Miami International Holdings Inc	68,194	3,222,167
Moelis & Co Class A	229,496	15,442,786
Moody's Corp	224,136	101,589,642
Morgan Stanley	442,048	91,945,984
Morningstar Inc	124,088	22,586,498
MSCI Inc	15,519	9,798,386
Nasdaq Inc	903,647	83,605,420
Northern Trust Corp (b)	1,649,816	272,962,057
Perella Weinberg Partners Class A (b)	234,370	4,021,789
PJT Partners Inc Class A	91,947	14,058,696
Raymond James Financial Inc	758,870	108,829,547
Robinhood Markets Inc Class A (d)	2,143,203	202,104,043
S&P Global Inc	150,085	63,636,040
SEI Investments Co	533,902	46,919,308
State Street Corp	2,162,072	336,504,886
StepStone Group Inc Class A	34,870	1,719,440
Stifel Financial Corp	543,980	38,160,197
StoneX Group Inc (d)	10,752	1,218,739
T Rowe Price Group Inc	14,157	1,479,831
Victory Capital Holdings Inc Class A (b)	37,100	3,136,805
Virtu Financial Inc Class A	1,188,225	59,589,484
Wealthfront Corp (b)(d)	89,000	1,087,580
WisdomTree Inc (b)	996,400	18,981,420
		3,804,817,403
Consumer Finance - 0.2%
Ally Financial Inc	226,605	9,700,960
American Express Co	69,985	22,148,153
Capital One Financial Corp	1,493,214	280,619,708
Dave Inc Class A (d)	34,404	9,721,194
EZCORP Inc Class A (b)(d)	953,400	29,784,216
FirstCash Holdings Inc	237,740	52,281,403
Jefferson Capital Inc	30,731	522,120
SLM Corp	2,491,825	55,119,169
Synchrony Financial (b)	22,510	1,608,114
		461,505,037
Financial Services - 1.5%
Affirm Holdings Inc Class A (d)	1,856,597	136,738,369
Apollo Global Management Inc	2,256,708	290,460,887
Berkshire Hathaway Inc Class A (d)	78	55,450,200
Berkshire Hathaway Inc Class B (d)(e)	1,002,035	475,445,567
Block Inc Class A (d)	152,462	11,544,423
Corebridge Financial Inc	2,004,000	54,108,000
Corpay Inc (d)	600,077	217,107,859
Essent Group Ltd	230,600	13,349,434
Fidelity National Information Services Inc	838,159	36,032,455
Fiserv Inc (d)	1,339,612	75,768,455
Global Payments Inc	1,316,011	99,371,991
HA Sustainable Infrastructure Capital Inc	82,200	3,370,200
International Money Express Inc (d)	92,156	1,379,575
Jack Henry & Associates Inc	4,674	637,159
Mastercard Inc Class A (e)	2,199,399	1,086,459,118
NMI Holdings Inc (d)	383,400	13,764,060
PayPal Holdings Inc	253,722	11,354,060
Radian Group Inc	28,136	960,843
Remitly Global Inc (d)	5,796,287	116,041,666
Rocket Cos Inc Class A (d)	3,468,900	50,333,739
Sezzle Inc (b)(d)	52,962	6,257,460
Sycamore Partners LLC rights (d)(f)	21,165,400	11,429,316
Visa Inc Class A (e)	2,664,774	869,675,643
Voya Financial Inc	411,700	33,438,274
Western Union Co/The (b)	985,814	8,014,668
WEX Inc (d)	159,667	23,145,328
		3,701,638,749
Insurance - 1.1%
AFLAC Inc	30,231	3,398,569
Allstate Corp/The	184,761	38,077,394
American Financial Group Inc/OH	1,483,386	192,543,503
American Integrity Insurance Group Inc	21,249	347,634
American International Group Inc	34,748	2,579,344
Amerisafe Inc	58,661	1,797,960
Aon PLC	13,891	4,390,389
Arch Capital Group Ltd (d)	23,150	2,068,221
Arthur J Gallagher & Co	1,544,148	310,543,604
Assurant Inc	72,208	17,970,405
Baldwin Insurance Group Inc/The Class A (b)(d)	3,697,792	71,811,121
Brown & Brown Inc	2,687,259	151,158,319
Chubb Ltd	2,008,210	626,019,304
Cincinnati Financial Corp	10,104	1,590,572
Erie Indemnity Co Class A (b)	80,435	17,138,285
Everest Group Ltd	2,636	854,143
Fidelity National Financial Inc	826,200	39,120,570
First American Financial Corp	557,456	36,920,311
Globe Life Inc	358,438	54,927,039
Hanover Insurance Group Inc/The	7,351	1,368,756
Hartford Insurance Group Inc/The	1,304,822	165,882,021
Heritage Insurance Holdings Inc (d)	68,879	1,493,297
Hippo Holdings Inc (d)	65,214	1,687,086
Kemper Corp	74,603	1,840,456
Kinsale Capital Group Inc (b)	68,542	20,889,545
Loews Corp	136,744	14,159,841
Marsh & McLennan Cos Inc	871,852	139,470,164
Mercury General Corp	16,609	1,628,180
MetLife Inc	127,461	10,539,750
Primerica Inc	224,486	60,604,485
Principal Financial Group Inc	12,812	1,327,579
Progressive Corp/The	275,008	52,361,523
Prudential Financial Inc	22,536	2,268,023
Reinsurance Group of America Inc	1,034,803	207,726,354
RLI Corp (b)	272,256	13,623,690
Selective Insurance Group Inc	162,190	14,035,923
Slide Insurance Holdings Inc (d)	73,242	1,320,553
Stewart Information Services Corp	277,400	18,025,452
Travelers Companies Inc/The	1,268,931	370,388,271
Universal Insurance Holdings Inc	78,294	2,898,444
Unum Group	502,194	41,797,607
W R Berkley Corp	19,295	1,226,004
Willis Towers Watson PLC	411,064	102,630,349
		2,822,450,040
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
Annaly Capital Management Inc	3,346,200	73,114,470
TOTAL FINANCIALS		18,375,371,761
Health Care - 4.9%
Biotechnology - 1.2%
AbbVie Inc (e)	560,655	122,065,807
Alkermes PLC (b)(d)	72,810	3,071,854
Alnylam Pharmaceuticals Inc (d)	955,780	288,626,444
Amgen Inc	34,872	11,744,541
AnaptysBio Inc (d)	16,900	940,823
Annexon Inc (b)(d)	466,124	2,526,392
Apogee Therapeutics Inc (d)	5,300	435,341
Arcus Biosciences Inc (d)	25,800	653,772
Avalo Therapeutics Inc (d)	80,600	1,285,570
Beam Therapeutics Inc (d)	426,898	14,057,751
Biogen Inc (d)	2,027,406	397,371,576
BioMarin Pharmaceutical Inc (d)	234,703	13,446,135
Blueprint Medicines Corp rights (d)(f)	31,550	0
Capricor Therapeutics Inc (b)(d)	190,170	5,697,493
Caris Life Sciences Inc (d)	2,898,600	48,464,592
Celldex Therapeutics Inc (d)	512,299	16,101,558
CG oncology Inc (b)(d)	363,530	22,644,284
Cogent Biosciences Inc (d)	1,341,228	46,889,331
Cytokinetics Inc (d)	15,530	1,192,083
CytomX Therapeutics Inc (d)	2,652,100	9,547,560
Dianthus Therapeutics Inc (d)	30,739	2,859,034
Disc Medicine Inc (b)(d)	1,889,838	131,476,030
Exelixis Inc (d)	1,063,892	53,705,268
First Tracks Biotherapeutics Inc (b)	62,300	994,308
Gilead Sciences Inc	4,710,277	633,202,537
Hemab Therapeutics Holdings Inc (b)	412,400	11,753,400
Incyte Corp (d)	179,302	17,345,675
Insmed Inc (d)	1,260,807	134,792,876
Intellia Therapeutics Inc (b)(d)	530,700	7,466,949
Janux Therapeutics Inc (d)	145,900	2,128,681
Kiniksa Pharmaceuticals International Plc Class A (d)	601,046	29,078,605
Kymera Therapeutics Inc (b)(d)	255,700	20,819,094
Legend Biotech Corp ADR (b)(d)	1,142,080	31,018,893
Madrigal Pharmaceuticals Inc (d)	5,900	2,933,893
MapLight Therapeutics Inc (b)	33,700	987,747
Mineralys Therapeutics Inc (b)(d)	630,000	19,845,000
Mirum Pharmaceuticals Inc (d)	1,305,682	132,526,723
Moderna Inc (b)(d)	842,520	39,758,519
Monte Rosa Therapeutics Inc (b)(d)	77,670	1,530,876
Natera Inc (d)	194,700	43,490,139
Neurocrine Biosciences Inc (d)	42,655	6,752,287
Nurix Therapeutics Inc (b)(d)	284,593	5,054,372
Nuvalent Inc Class A (d)	1,296,761	143,149,447
Olema Pharmaceuticals Inc (b)(d)	1,127,200	14,867,768
Oruka Therapeutics Inc (b)(d)	108,900	6,373,917
Praxis Precision Medicines Inc (d)	69,200	24,217,924
PTC Therapeutics Inc (d)	331,587	24,487,700
Regeneron Pharmaceuticals Inc	53,722	33,027,211
Relay Therapeutics Inc (b)(d)	1,285,400	18,059,870
Revolution Medicines Inc (d)	95,000	14,960,600
Rhythm Pharmaceuticals Inc (d)	22,500	1,987,200
Sarepta Therapeutics Inc (b)(d)	48,028	858,260
Scholar Rock Holding Corp (b)(d)	250,000	12,325,000
Stoke Therapeutics Inc (b)(d)	53,500	1,653,685
Tango Therapeutics Inc (b)(d)	80,800	1,775,984
Tenax Therapeutics Inc (d)	83,341	989,258
Travere Therapeutics Inc (d)	2,518,688	118,831,700
Tyra Biosciences Inc (d)	156,100	5,215,301
Ultragenyx Pharmaceutical Inc (d)	266,000	6,368,040
United Therapeutics Corp (d)	133,540	74,357,743
Upstream Bio Inc (b)(d)	136,560	1,141,642
Vaxcyte Inc (b)(d)	3,034,105	155,952,997
Veracyte Inc (d)	805,000	37,303,700
Vertex Pharmaceuticals Inc (d)	16,449	7,361,585
Viking Therapeutics Inc (b)(d)	287,200	9,402,928
Vir Biotechnology Inc (d)	154,790	1,476,697
Viridian Therapeutics Inc (d)	1,386,319	24,426,941
Zenas Biopharma Inc (b)(d)	1,008,169	18,550,310
		3,095,407,221
Health Care Equipment & Supplies - 0.5%
Abbott Laboratories	1,763,803	150,981,537
Alcon AG (United States) (b)	1,595,400	105,759,066
Align Technology Inc (d)	4,321	755,958
Anteris Technologies Global Corp (d)	101,316	873,344
Baxter International Inc (b)	7,153,018	134,333,678
Becton Dickinson & Co	18,440	2,712,893
Boston Scientific Corp (d)	6,238,651	301,389,230
Cooper Cos Inc/The (d)	162,324	9,935,852
Dexcom Inc (d)	24,924	1,837,896
Edwards Lifesciences Corp (d)	502,580	43,458,093
Electromed Inc (d)	21,729	819,618
GE HealthCare Technologies Inc	29,514	1,839,903
Haemonetics Corp (d)	269,118	18,248,892
ICU Medical Inc (d)	19,600	2,653,644
IDEXX Laboratories Inc (d)	5,171	2,914,014
Insulet Corp (d)	44,556	6,457,947
Intuitive Surgical Inc (d)	92,998	39,490,671
iRadimed Corp	24,601	2,230,327
iRhythm Technologies Inc (d)	14,250	1,623,075
Kestra Medical Technologies Ltd (b)(d)	450,000	9,567,000
Lantheus Holdings Inc (d)	792,968	78,741,722
LeMaitre Vascular Inc	64,731	6,126,789
LivaNova PLC (d)	153,300	11,313,540
Medline Inc Class A (b)	2,049,707	74,937,288
Medtronic PLC	437,405	32,284,863
Merit Medical Systems Inc (d)	231,720	14,612,263
ResMed Inc	9,434	1,797,837
Solventum Corp (d)	663,052	49,695,747
STERIS PLC	6,351	1,351,048
Stryker Corp	38,305	11,686,472
Tandem Diabetes Care Inc (b)(d)	476,900	8,202,680
Teleflex Inc	137,067	17,632,299
TransMedics Group Inc (d)	14,130	949,536
Utah Medical Products Inc (b)	9,246	614,396
ViewRay Inc (b)(d)	788,420	0
Zimmer Biomet Holdings Inc	12,834	1,056,623
		1,148,885,741
Health Care Providers & Services - 1.1%
Addus HomeCare Corp (d)	88,800	8,141,184
Alignment Healthcare Inc (d)	1,560,000	23,899,200
AMN Healthcare Services Inc (d)	286,600	8,302,802
BrightSpring Health Services Inc (d)	1,137,270	70,146,814
Cardinal Health Inc	120,883	23,789,774
Cencora Inc	230,598	62,113,877
Centene Corp (d)	30,254	1,803,138
Chemed Corp	43,929	18,731,765
Cigna Group/The	1,104,902	306,499,815
CorVel Corp (d)	96,954	5,986,910
CVS Health Corp	4,421,080	402,229,858
DaVita Inc (d)	2,163	420,400
Elevance Health Inc	475,195	186,841,922
Ensign Group Inc/The	100,255	16,807,751
GMR Solutions Inc	600,000	7,500,000
Guardant Health Inc (d)	218,000	28,272,420
Guardian Pharmacy Services Inc Class A (b)(d)	75,649	2,930,642
HCA Healthcare Inc	10,137	3,837,260
HealthEquity Inc (d)	98,513	8,668,159
Henry Schein Inc (d)	1,227,780	94,023,392
Humana Inc	288,909	88,238,587
Labcorp Holdings Inc	147,069	38,246,764
LifeStance Health Group Inc (d)	3,128,150	24,118,037
McKesson Corp	72,506	53,831,355
Molina Healthcare Inc (d)	185,200	32,150,720
NRC Health Class A	41,460	809,714
PACS Group Inc (d)	398,800	14,616,020
Park Dental Partners Inc (b)	13,113	254,129
Pennant Group Inc/The (d)	353,420	12,104,635
Privia Health Group Inc (d)	1,285,000	27,640,350
Progyny Inc (d)	714,501	18,262,646
Quest Diagnostics Inc	73,224	14,271,358
Surgery Partners Inc (b)(d)	364,600	4,871,056
Tenet Healthcare Corp (d)	256,840	45,029,189
UnitedHealth Group Inc (e)	2,553,109	970,972,884
Universal Health Services Inc Class B (b)	243,122	35,522,555
		2,661,887,082
Health Care Technology - 0.0%
Doximity Inc Class A (d)	426,060	9,117,684
HealthStream Inc	73,607	1,837,967
Veeva Systems Inc Class A (d)	9,794	1,707,486
Waystar Holding Corp (d)	1,139,600	22,689,436
		35,352,573
Life Sciences Tools & Services - 0.7%
10X Genomics Inc Class A (d)	1,735,975	49,136,772
Agilent Technologies Inc	338,317	45,852,103
Avantor Inc (d)	1,003,600	9,152,832
Bio-Techne Corp (b)	1,573,384	81,312,485
Bruker Corp (b)	2,729,040	160,713,166
Charles River Laboratories International Inc (d)	138,887	25,098,270
Danaher Corp	2,484,531	453,849,278
ICON PLC (d)	547,687	74,523,770
Illumina Inc (d)	213,177	34,739,324
IQVIA Holdings Inc (d)	61,848	11,269,324
Medpace Holdings Inc (d)	69,016	30,857,744
Mettler-Toledo International Inc (d)	1,316	1,553,643
Repligen Corp (d)	428,500	53,112,575
Revvity Inc (b)	7,342	767,606
Thermo Fisher Scientific Inc	1,391,642	685,397,601
Waters Corp (d)	16,518	6,335,809
West Pharmaceutical Services Inc	184,659	59,609,772
		1,783,282,074
Pharmaceuticals - 1.4%
Alumis Inc (d)	96,800	2,090,880
Amylyx Pharmaceuticals Inc (d)	1,138,109	16,331,864
Axsome Therapeutics Inc (d)	162,760	38,163,965
Bristol-Myers Squibb Co	1,236,007	70,674,880
Corcept Therapeutics Inc (d)	290,351	20,176,491
Crinetics Pharmaceuticals Inc (b)(d)	811,210	28,838,516
Edgewise Therapeutics Inc (d)	2,103,308	71,849,001
Elanco Animal Health Inc (b)(d)	9,456,946	225,548,162
Eli Lilly & Co (e)	1,126,873	1,245,194,666
Enliven Therapeutics Inc (b)(d)	19,595	775,374
Haleon PLC ADR (b)	14,710,159	133,274,041
Harmony Biosciences Holdings Inc (d)	123,257	3,893,689
Jazz Pharmaceuticals PLC (d)	322,580	76,286,944
Johnson & Johnson (e)	2,055,165	463,090,329
MBX Biosciences Inc (d)	57,500	1,809,525
Merck & Co Inc (e)	6,249,290	741,915,709
Ocular Therapeutix Inc (d)	736,950	6,639,920
Organon & Co	61,481	820,157
Pfizer Inc	2,355,031	61,654,712
Pfizer Inc rights (d)(f)	208,784	1,125,345
Phibro Animal Health Corp Class A (b)	391,435	12,052,284
Prestige Consumer Healthcare Inc (d)	149,133	7,088,291
Roche Holding AG	76,000	32,063,032
Royalty Pharma PLC Class A	1,424,400	79,424,544
Structure Therapeutics Inc ADR (d)	183,200	7,207,088
Trevi Therapeutics Inc (d)	333,000	4,708,620
VeraDermics Inc	100,000	10,091,000
Viatris Inc	14,900,990	242,290,097
Zoetis Inc Class A	27,337	2,123,812
		3,607,202,938
TOTAL HEALTH CARE		12,332,017,629
Industrials - 6.8%
Aerospace & Defense - 2.0%
ATI Inc (d)	898,999	157,468,665
Axon Enterprise Inc (d)	5,110	2,292,959
Boeing Co (d)	6,327,307	1,462,557,013
Cadre Holdings Inc (b)	263,090	8,192,623
Carpenter Technology Corp	60,200	28,232,596
Curtiss-Wright Corp	93,550	69,938,916
Ducommun Inc (d)	17,400	2,648,628
FTAI Aviation Ltd	102,000	26,554,680
GE Aerospace	4,642,998	1,503,217,032
General Dynamics Corp	369,962	128,310,221
Hawkeye 360 Inc	43,400	1,432,634
HEICO Corp	185,678	64,649,366
HEICO Corp Class A	351,064	91,209,938
Howmet Aerospace Inc	1,149,089	296,752,234
Huntington Ingalls Industries Inc	213,772	65,878,117
Karman Holdings Inc (b)(d)	157,790	9,072,925
Kratos Defense & Security Solutions Inc (d)	206,180	13,222,323
L3Harris Technologies Inc	91,783	28,928,166
Lockheed Martin Corp	292,268	155,033,561
Northrop Grumman Corp	162,261	91,463,280
Park Aerospace Corp	74,500	2,374,315
Rocket Lab Corp (d)	214,400	30,762,112
RTX Corp	887,283	159,409,264
StandardAero Inc (d)	331,357	9,490,064
Textron Inc	3,246,230	297,874,065
TransDigm Group Inc	69,757	87,776,628
V2X Inc (d)	477,474	39,692,414
Woodward Inc	242,326	84,821,370
		4,919,256,109
Air Freight & Logistics - 0.4%
CH Robinson Worldwide Inc	528,082	94,341,849
Expeditors International of Washington Inc	331,179	52,322,970
FedEx Corp	769,953	317,028,148
Radiant Logistics Inc (d)	1,170,800	9,940,092
United Parcel Service Inc Class B	5,131,457	547,475,148
		1,021,108,207
Building Products - 0.3%
A O Smith Corp	1,203,504	68,262,747
Allegion plc	430,157	55,950,521
Armstrong World Industries Inc	169,957	26,836,210
AZZ Inc (b)	48,029	6,508,410
Builders FirstSource Inc (d)	124,254	9,475,610
Carrier Global Corp	50,881	3,249,769
Gibraltar Industries Inc (d)	708,506	27,383,757
Griffon Corp	27,500	2,419,450
Hayward Holdings Inc (d)	970,200	13,689,522
Janus International Group Inc (d)	2,773,037	14,808,018
Johnson Controls International plc	484,058	64,892,815
Lennox International Inc	2,067	1,037,965
Madison Air Solutions Corp Class A	29,000	1,260,630
Masco Corp	13,186	926,317
Modine Manufacturing Co (d)	102,980	28,722,152
Resideo Technologies Inc (d)	761,629	23,816,139
Simpson Manufacturing Co Inc	149,700	28,404,078
Tecnoglass Inc (b)	321,836	13,867,913
Trane Technologies PLC	796,387	359,409,453
Trex Co Inc (d)	195,200	8,081,280
UFP Industries Inc	28,750	2,328,750
Zurn Elkay Water Solutions Corp	29,370	1,380,390
		762,711,896
Commercial Services & Supplies - 0.2%
Brady Corp Class A	2,250,659	193,736,728
BrightView Holdings Inc (d)	148,140	1,831,010
Brink's Co/The	729,632	75,896,321
Cintas Corp	369,728	63,319,617
Clean Harbors Inc (d)	1,700	477,751
Copart Inc (d)	57,674	1,889,977
Ennis Inc	79,490	1,626,365
HNI Corp (b)	568,349	17,726,805
Republic Services Inc	269,931	54,104,970
Rollins Inc	929,292	44,234,299
Tetra Tech Inc	1,143,900	31,445,811
Veralto Corp	320,332	26,340,900
Waste Management Inc	24,030	5,081,384
		517,711,938
Construction & Engineering - 0.5%
AECOM	75,386	5,229,527
Argan Inc	42,837	28,573,136
Bowman Consulting Group Ltd (d)	169,120	5,332,354
Cardinal Infrastructure Group Inc Class A (b)	173,863	9,021,751
Comfort Systems USA Inc	126,625	231,497,091
Construction Partners Inc Class A (d)	1,036,738	120,748,875
EMCOR Group Inc	203,739	168,455,480
Everus Construction Group Inc (d)	158,196	23,534,819
Fluor Corp (d)	53,910	2,466,922
Granite Construction Inc	909,660	124,477,874
IES Holdings Inc (b)(d)	405,161	274,840,964
Legence Corp Class A	21,000	1,758,539
Limbach Holdings Inc (b)(d)	106,855	8,275,920
MasTec Inc (d)	14,600	5,524,202
Quanta Services Inc	162,157	115,412,002
Sterling Infrastructure Inc (d)	75,560	65,045,070
Tutor Perini Corp	85,391	6,104,603
Valmont Industries Inc	70,638	36,718,339
WillScot Holdings Corp (b)	1,865,700	48,004,461
		1,281,021,929
Electrical Equipment - 1.1%
Acuity Inc	793,600	242,135,296
Allient Inc	285,500	22,600,180
AMETEK Inc	744,992	168,256,443
Bloom Energy Corp Class A (d)	29,200	8,322,000
Eaton Corp PLC	823,752	329,995,051
Emerson Electric Co	855,115	122,982,639
EnerSys	32,203	7,341,318
Forgent Power Solutions Inc Class A	2,407,074	131,570,665
GE Vernova Inc (e)	1,201,033	1,162,984,275
Generac Holdings Inc (d)	3,800	1,056,058
Hubbell Inc (b)	39,903	18,898,460
LSI Industries Inc	199,800	4,841,154
Nextpower Inc Class A (b)(d)	1,223,458	191,348,831
nVent Electric PLC	323,279	53,984,360
Regal Rexnord Corp	621,500	125,393,840
Rockwell Automation Inc	31,690	14,294,091
Sensata Technologies Holding PLC	497,802	24,586,441
Vertiv Holdings Co Class A	94,760	29,916,680
X-Energy Inc	18,600	500,526
		2,661,008,308
Ground Transportation - 0.2%
CSX Corp	1,405,525	63,614,062
JB Hunt Transport Services Inc	30,257	8,363,943
Knight-Swift Transportation Holdings Inc	1,212,000	91,663,560
Landstar System Inc	106,520	22,038,988
Lyft Inc Class A (b)(d)	1,286,934	18,158,639
Norfolk Southern Corp	62,967	19,202,416
Old Dominion Freight Line Inc	330,016	74,303,102
Proficient Auto Logistics Inc (d)	697,400	3,814,778
Ryder System Inc	15,933	3,996,793
Saia Inc (d)	3,700	1,747,769
Uber Technologies Inc (d)	1,678,216	118,146,406
Union Pacific Corp	176,228	46,284,522
Universal Logistics Holdings Inc (b)	431,480	6,864,847
Werner Enterprises Inc	787,900	32,705,729
XPO Inc (d)	251,136	53,805,888
		564,711,442
Industrial Conglomerates - 0.0%
3M Co	226,764	34,724,371
Honeywell International Inc	274,883	65,383,670
		100,108,041
Machinery - 1.4%
Allison Transmission Holdings Inc	1,370,632	155,607,851
Atmus Filtration Technologies Inc	323,394	15,128,371
Blue Bird Corp (b)(d)	50,395	3,415,269
Caterpillar Inc	553,057	484,406,035
CNH Industrial NV Class A (b)	19,977	203,965
Crane Co (b)	241,517	44,197,611
Cummins Inc	686,022	443,602,406
Deere & Co	332,579	180,317,682
Donaldson Co Inc	569,224	46,602,369
Dover Corp	696,834	147,282,834
Enpro Inc (b)	104,870	32,194,041
Esab Corp	284,033	26,253,170
Federal Signal Corp	188,511	20,114,124
Flowserve Corp (b)	256,055	19,334,713
Fortive Corp	20,296	1,183,663
Franklin Electric Co Inc	10,320	1,015,282
Gates Industrial Corp PLC (d)	1,831,453	47,471,262
Graco Inc	514,205	38,796,767
Hillman Solutions Corp (d)	2,621,960	19,559,822
IDEX Corp	14,474	3,051,553
Illinois Tool Works Inc	22,725	5,619,438
Ingersoll Rand Inc	634,049	45,423,270
ITT Inc	226,625	44,191,875
JBT Marel Corp	57,950	7,787,901
Kadant Inc	21,601	6,894,607
Kennametal Inc	254,411	8,344,681
Lincoln Electric Holdings Inc	175,463	45,355,431
Miller Industries Inc/TN	215,200	10,310,232
Mueller Industries Inc	648,029	83,336,529
Mueller Water Products Inc Class A1	742,102	18,708,391
Nordson Corp	48,705	13,994,408
Otis Worldwide Corp	1,222,478	86,600,342
PACCAR Inc	1,291,725	142,567,688
Parker-Hannifin Corp	427,839	361,365,655
Pentair PLC	1,503,097	106,479,391
RBC Bearings Inc (d)	40,389	23,100,892
Snap-on Inc	3,362	1,248,008
SPX Technologies Inc (d)	102,076	22,115,786
Stanley Black & Decker Inc	75,162	5,969,366
Tennant CO	114,300	9,842,373
Terex Corp	1,788,076	104,030,262
Timken Co/The	245,300	31,393,494
Toro Co/The	279,375	25,110,225
Wabash National Corp	177,300	1,405,989
Watts Water Technologies Inc Class A	85,002	26,263,918
Westinghouse Air Brake Technologies Corp	1,638,922	428,020,870
Xylem Inc/NY	61,184	6,702,095
		3,401,921,907
Marine Transportation - 0.0%
Kirby Corp (d)	264,000	37,115,759
Passenger Airlines - 0.1%
Alaska Air Group Inc (b)(d)	35,600	1,638,312
Delta Air Lines Inc	1,619,021	133,536,852
SkyWest Inc (d)	100,401	8,599,346
Southwest Airlines Co	31,818	1,366,583
United Airlines Holdings Inc (d)	20,945	2,404,486
		147,545,579
Professional Services - 0.4%
Automatic Data Processing Inc	26,075	5,784,478
Booz Allen Hamilton Holding Corp Class A	115,912	9,177,912
Broadridge Financial Solutions Inc	7,561	1,162,277
CACI International Inc (d)	22,700	11,656,677
Cbiz Inc (b)(d)	1,395,771	46,339,597
Concentrix Corp	377,100	10,668,159
CRA International Inc	17,744	2,461,980
Equifax Inc	224,897	37,285,674
ExlService Holdings Inc (d)	2,803,635	81,389,524
Exponent Inc	154,723	9,023,445
Genpact Ltd	1,419,406	46,769,428
ICF International Inc	121,900	8,391,596
Jacobs Solutions Inc	45,241	5,422,586
KBR Inc	3,267,305	114,192,310
Kforce Inc	50,273	2,362,328
Leidos Holdings Inc	361,680	46,222,704
Maximus Inc	1,078,539	66,793,920
Paychex Inc	38,580	3,741,488
Paycom Software Inc (b)	151,558	21,168,106
Paylocity Holding Corp (d)	149,531	17,185,598
Planet Labs PBC Class A (d)	82,400	4,213,936
Robert Half Inc (b)	277,178	8,160,120
Science Applications International Corp	70,637	7,360,375
SS&C Technologies Holdings Inc	2,754,041	185,952,848
TransUnion (b)	2,740,768	196,129,359
UL Solutions Inc Class A	233,397	23,223,002
Verisk Analytics Inc	9,026	1,579,460
		973,818,887
Trading Companies & Distributors - 0.2%
Applied Industrial Technologies Inc	131,130	39,838,605
Core & Main Inc Class A (d)	1,213,400	60,002,630
DXP Enterprises Inc/TX (d)	307,735	44,640,039
Fastenal Co	852,656	37,687,395
Ferguson Enterprises Inc	277,566	62,721,589
GATX Corp (b)	8,086	1,367,181
Global Industrial Co	462,900	14,072,160
Herc Holdings Inc (b)	731,353	97,269,949
MSC Industrial Direct Co Inc Class A	239,247	26,190,369
Rush Enterprises Inc Class A	1,200,958	83,262,418
United Rentals Inc	39,680	39,508,186
Watsco Inc	99,400	36,489,740
Wesco International Inc	139,509	50,386,466
WW Grainger Inc	2,833	3,496,602
Xometry Inc Class A (b)(d)	27,380	2,609,040
		599,542,369
TOTAL INDUSTRIALS		16,987,582,371
Information Technology - 15.5%
Communications Equipment - 0.9%
Arista Networks Inc (d)	3,570,733	569,424,792
Calix Inc (d)	103,100	4,098,225
Ciena Corp (d)	148,753	86,310,953
Cisco Systems Inc	10,251,818	1,234,523,924
Extreme Networks Inc (d)	898,575	23,821,223
F5 Inc (d)	6,267	2,403,080
Lumentum Holdings Inc (d)	77,824	66,536,407
Motorola Solutions Inc	440,452	177,625,483
		2,164,744,087
Electronic Equipment, Instruments & Components - 0.7%
Advanced Energy Industries Inc	269,269	81,367,706
Amphenol Corp Class A	2,780,185	413,580,322
Avnet Inc	92,429	8,034,853
Badger Meter Inc (b)	91,401	11,324,584
Bel Fuse Inc Class A	5,800	1,420,652
Bel Fuse Inc Class B	33,030	9,067,396
Belden Inc	283,027	29,740,477
CDW Corp/DE	183,631	23,036,509
Climb Global Solutions Inc (b)	50,657	1,096,724
Cognex Corp	519,800	34,228,830
Coherent Corp (d)	757,472	273,803,404
Corning Inc	1,588,299	287,736,247
Crane NXT Co	626,437	24,330,813
ePlus Inc	80,590	6,615,633
Flex Ltd (d)	95,200	14,354,256
Insight Enterprises Inc (d)	72,517	7,714,358
Itron Inc (d)	44,400	3,662,112
Jabil Inc	127,338	46,422,341
Keysight Technologies Inc (d)	374,926	126,848,714
Littelfuse Inc	8,885	4,148,140
Mirion Technologies Inc Class A (d)	469,900	8,589,772
Napco Security Technologies Inc	110,611	4,151,231
OSI Systems Inc (b)(d)	12,500	2,709,375
PC Connection Inc	35,231	2,451,725
Sanmina Corp (d)	684,370	177,751,420
TD SYNNEX Corp	431,719	112,799,540
Teledyne Technologies Inc (d)	3,041	1,884,903
TTM Technologies Inc (d)	315,000	54,721,800
Vontier Corp	916,040	25,997,215
Zebra Technologies Corp Class A (d)	113,535	27,660,532
		1,827,251,584
IT Services - 0.3%
Accenture PLC Class A	228,647	42,772,994
Akamai Technologies Inc (d)	9,317	1,393,264
Amdocs Ltd	697,575	43,926,298
Cognizant Technology Solutions Corp Class A	30,971	1,726,788
DigitalOcean Holdings Inc (b)(d)	22,700	3,540,065
DXC Technology Co (d)	114,837	1,138,035
EPAM Systems Inc (b)(d)	65,670	6,728,548
Everforth Inc (d)	132,434	3,003,603
Gartner Inc (d)	23,562	3,821,756
GoDaddy Inc Class A (d)	798,373	68,524,355
IBM Corporation	875,426	260,701,863
Kyndryl Holdings Inc (d)	1,227,700	15,309,419
MongoDB Inc Class A (d)	25,342	8,503,508
Okta Inc Class A (d)	110,100	13,572,027
Twilio Inc Class A (d)	1,044,056	199,038,836
VeriSign Inc	44,882	12,808,425
		686,509,784
Semiconductors & Semiconductor Equipment - 7.6%
Advanced Micro Devices Inc (d)	991,157	511,536,128
Analog Devices Inc	175,755	72,736,207
Applied Materials Inc	644,102	289,884,546
ARM Holdings PLC ADR (d)	81,400	28,757,806
Axcelis Technologies Inc (d)	314,000	47,228,740
Broadcom Inc (e)	5,796,149	2,589,545,489
Cerebras Systems Inc Class A (b)(d)	464,500	110,081,855
Cirrus Logic Inc (d)	222,033	37,734,508
Credo Technology Group Holding Ltd (d)	247,000	58,299,410
Diodes Inc (d)	736,348	77,552,171
First Solar Inc (d)	353,658	108,498,738
GlobalFoundries Inc (b)(d)	2,530,246	202,343,773
Intel Corp (d)	7,157,964	820,875,312
KLA Corp	221,263	425,203,320
Lam Research Corp	2,253,588	717,046,630
Lattice Semiconductor Corp (b)(d)	12,273	1,805,113
MACOM Technology Solutions Holdings Inc (d)	533,081	194,382,656
Marvell Technology Inc	2,264,174	464,155,670
MaxLinear Inc (d)	33,896	3,149,955
Microchip Technology Inc	189,964	17,980,093
Micron Technology Inc (e)	2,740,828	2,661,343,988
MKS Inc	140,062	45,416,504
Monolithic Power Systems Inc	75,708	118,574,627
NVE Corp (b)	15,002	1,469,296
NVIDIA Corp (e)	39,215,335	8,279,925,832
ON Semiconductor Corp (d)	1,564,445	188,703,356
Onto Innovation Inc (d)	186,112	48,061,563
Penguin Solutions Inc (b)(d)	902,838	50,405,446
Photronics Inc (d)	183,003	5,920,147
Power Integrations Inc (b)	171,623	14,416,332
Qnity Electronics Inc	78,276	12,211,056
Qorvo Inc (d)	223,993	23,196,715
QUALCOMM Inc	637,474	160,018,723
Rambus Inc (d)	1,794,846	261,078,299
Rigetti Computing Inc Class A (b)(d)	27,800	710,011
Silicon Laboratories Inc (d)	3,577	778,354
SiTime Corp (d)	129,200	91,757,840
Skyworks Solutions Inc (b)	161,990	12,610,922
Synaptics Inc (b)(d)	25,600	3,514,368
Teradyne Inc	236,083	88,368,228
Texas Instruments Inc	87,985	26,895,255
Universal Display Corp	146,251	13,472,642
Veeco Instruments Inc (b)(d)	730,325	42,095,933
		18,929,743,557
Software - 3.0%
ACI Worldwide Inc (d)	1,020,786	44,577,725
Adeia Inc (b)	602,658	16,103,022
Adobe Inc (d)	336,555	87,238,422
Agilysys Inc (d)	24,160	2,091,290
Alarm.com Holdings Inc (d)	173,969	7,847,742
AppLovin Corp Class A (d)	321,660	197,206,529
Atlassian Corp Class A (d)	34,821	3,747,088
Autodesk Inc (d)	671,043	155,218,956
BILL Holdings Inc (d)	23,706	877,596
Bitdeer Technologies Group Class A (b)(d)	195,800	3,424,542
Braze Inc Class A (d)	210,300	5,389,989
Cadence Design Systems Inc (d)	382,428	143,383,730
Clear Secure Inc Class A	274,986	15,247,974
Crowdstrike Holdings Inc Class A (d)	16,326	11,934,306
Datadog Inc Class A (d)	1,867,350	461,889,023
Docusign Inc (d)	310,243	16,293,962
Dolby Laboratories Inc Class A	189,759	10,590,450
Dynatrace Inc (d)	935,057	39,824,078
Elastic NV (d)	108,230	7,002,481
Fair Isaac Corp (d)	1,536	1,920,906
Fortinet Inc (d)	244,474	33,730,078
Gen Digital Inc	7,650,793	197,313,951
Guidewire Software Inc (d)	83,000	12,671,610
HubSpot Inc (d)	52,360	11,552,187
InterDigital Inc (b)	79,847	20,128,630
Intuit Inc	60,752	20,141,111
Manhattan Associates Inc (d)	186,888	28,042,544
Microsoft Corp	10,617,653	4,780,492,087
nCino Inc (d)	70,200	1,128,816
Nutanix Inc Class A (d)	105,953	5,516,973
Oracle Corp	214,914	48,523,283
Palantir Technologies Inc Class A (d)	1,632,732	255,587,867
Palo Alto Networks Inc (d)	472,397	133,069,511
PAR Technology Corp (b)(d)	61,560	950,486
Pegasystems Inc	284,251	10,156,288
Pivotal Software Inc rights (d)(f)	1,294,700	12
PTC Inc (d)	7,706	1,069,053
Qualys Inc (d)	111,213	12,154,469
Riot Platforms Inc (b)(d)	601,400	16,303,954
Roper Technologies Inc	6,903	2,247,134
Rubrik Inc Class A (d)	431,600	33,936,708
Salesforce Inc	935,015	178,681,367
Samsara Inc Class A (d)	4,335,175	151,687,773
ServiceNow Inc (d)	67,739	8,424,699
Synopsys Inc (d)	523,957	249,204,428
Tenable Holdings Inc (d)	483,518	13,649,713
Teradata Corp (d)	289,056	9,842,357
Terawulf Inc (b)(d)	800,800	20,468,448
Trimble Inc (d)	15,408	869,164
Tyler Technologies Inc (d)	2,786	872,436
Unity Software Inc (d)	195,297	5,950,700
Varonis Systems Inc (d)	74,880	2,557,152
Workday Inc Class A (d)	13,794	2,016,545
Workiva Inc Class A (d)	38,910	1,936,940
Zoom Communications Inc Class A (d)	46,649	4,739,072
		7,507,427,357
Technology Hardware, Storage & Peripherals - 3.0%
Apple Inc (e)	18,126,911	5,656,683,847
Dell Technologies Inc Class C	508,599	214,074,405
Everpure Inc Class A (d)	968,294	76,989,056
GPGI Inc Class A (b)	7,091,274	86,229,892
Hewlett Packard Enterprise Co	1,005,638	43,282,660
HP Inc	59,449	1,607,501
IonQ Inc (b)(d)	26,700	1,924,269
NetApp Inc	170,767	29,762,980
Sandisk Corp/DE (d)	196,778	333,534,774
Seagate Technology Holdings PLC	598,095	526,203,981
Super Micro Computer Inc (d)	32,584	1,501,796
Western Digital Corp	937,119	497,806,984
		7,469,602,145
TOTAL INFORMATION TECHNOLOGY		38,585,278,514
Materials - 1.4%
Chemicals - 0.6%
Air Products and Chemicals Inc	225,419	62,806,242
Albemarle Corp	411,512	72,598,947
Axalta Coating Systems Ltd (d)	638,260	19,639,260
Balchem Corp	261,770	41,027,212
Cabot Corp (b)	418,900	36,657,939
CF Industries Holdings Inc	283,322	31,831,227
Corteva Inc	2,209,457	172,956,294
Dow Inc	1,225,789	41,370,379
DuPont de Nemours Inc	259,851	12,581,985
Ecolab Inc	262,661	67,241,216
Ecovyst Inc (d)	409,300	5,398,667
Element Solutions Inc	3,636,888	154,313,158
FMC Corp	75,074	1,025,511
HB Fuller Co	102,700	6,581,016
International Flavors & Fragrances Inc	16,585	1,261,289
Linde PLC	496,880	247,292,208
LyondellBasell Industries NV Class A1	854,876	56,977,485
Minerals Technologies Inc	658,894	50,748,016
Mosaic Co/The	2,610,555	62,392,265
NewMarket Corp	24,190	18,712,900
Olin Corp	238,500	6,169,995
Perimeter Solutions Inc (d)	834,305	26,931,365
PPG Industries Inc	14,532	1,641,825
RPM International Inc	101,084	10,711,871
Sherwin-Williams Co/The	666,463	202,498,119
Solstice Advanced Materials Inc	353,300	29,758,459
		1,441,124,850
Construction Materials - 0.3%
CRH PLC	2,260,334	245,901,736
Eagle Materials Inc	382,336	84,565,076
James Hardie Industries PLC (d)	3,411,717	79,424,772
Martin Marietta Materials Inc	272,592	158,550,411
RHI Magnesita NV (b)	181,180	7,283,254
Suncrete Inc Class A	267,768	4,776,981
United States Lime & Minerals Inc	32,774	3,735,908
Vulcan Materials Co	435,728	123,276,166
		707,514,304
Containers & Packaging - 0.1%
Amcor PLC (b)	29,922	1,161,572
AptarGroup Inc	206,757	23,952,798
Avery Dennison Corp	55,906	8,892,967
Ball Corp	1,942,837	106,214,899
Crown Holdings Inc	1,128,500	107,297,780
Graphic Packaging Holding CO	1,743,000	19,626,180
Greif Inc Class A	81,167	5,140,306
International Paper Co	34,196	1,144,540
Packaging Corp of America	148,088	32,417,944
Silgan Holdings Inc (b)	1,380,400	51,847,824
Smurfit Westrock PLC (b)	745,231	30,666,256
TriMas Corp	52,433	2,146,083
		390,509,149
Metals & Mining - 0.4%
Alcoa Corp	358,831	27,859,639
Cleveland-Cliffs Inc (d)	543,300	7,388,880
Coeur Mining Inc	4,040,500	78,062,460
Commercial Metals Co (b)	868,582	66,055,661
Constellium SE (d)	77,170	2,643,844
Freeport-McMoRan Inc	933,873	61,364,795
Hecla Mining Co	321,400	5,711,278
Newmont Corp	4,283,824	470,406,713
Nucor Corp	467,254	116,813,500
Reliance Inc	29,817	11,353,419
Royal Gold Inc	46,300	10,393,424
Steel Dynamics Inc	709,349	184,537,142
Warrior Met Coal Inc	233,590	22,083,599
Worthington Steel Inc (b)	14,140	596,567
		1,065,270,921
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp	33,190	2,535,052
TOTAL MATERIALS		3,606,954,276
Real Estate - 1.0%
Health Care REITs - 0.1%
Alexandria Real Estate Equities Inc	10,101	501,817
CareTrust REIT Inc	698,040	28,493,993
Healthpeak Properties Inc	45,011	861,961
Sabra Health Care REIT Inc	156,600	3,114,774
Ventas Inc	2,794,490	235,910,846
Welltower Inc	282,879	58,083,545
		326,966,936
Hotel & Resort REITs - 0.0%
Host Hotels & Resorts Inc	41,417	951,763
Ryman Hospitality Properties Inc	95,500	10,994,915
		11,946,678
Industrial REITs - 0.1%
First Industrial Realty Trust Inc	56,473	3,493,984
Prologis Inc	841,047	120,665,013
STAG Industrial Inc Class A	493,100	18,673,697
Terreno Realty Corp	1,969,640	129,385,652
		272,218,346
Office REITs - 0.0%
BXP Inc	9,549	573,034
Douglas Emmett Inc	531,770	6,189,803
Kilroy Realty Corp	60,550	2,075,049
Postal Realty Trust Inc Class A	71,260	1,641,830
		10,479,716
Real Estate Management & Development - 0.1%
CBRE Group Inc Class A (d)	96,217	12,030,974
Compass Inc Class A (d)	20,871,724	171,774,289
CoStar Group Inc (d)	230,547	7,423,613
Cushman & Wakefield Ltd	219,777	2,734,026
Jones Lang LaSalle Inc (d)	217,587	61,426,986
Landbridge Co LLC Class A (b)	17,630	1,237,273
Newmark Group Inc Class A	69,589	972,158
Zillow Group Inc Class C (d)	135,128	4,729,480
		262,328,799
Residential REITs - 0.1%
American Homes 4 Rent Class A	165,757	5,317,485
AvalonBay Communities Inc	37,370	6,820,399
Camden Property Trust	1,671,037	178,065,703
Equity LifeStyle Properties Inc	261,678	16,163,850
Equity Residential	22,265	1,457,244
Essex Property Trust Inc	4,173	1,137,727
Invitation Homes Inc	788,923	23,075,998
Mid-America Apartment Communities Inc	7,570	977,060
Sun Communities Inc	160,713	19,873,770
UDR Inc	19,476	718,663
		253,607,899
Retail REITs - 0.1%
Acadia Realty Trust (b)	5,666,399	124,774,107
Brixmor Property Group Inc	150,077	4,586,353
Curbline Properties Corp (b)	88,294	2,572,004
Federal Realty Investment Trust	137,384	16,435,248
Kimco Realty Corp	43,654	1,051,188
Macerich Co/The	2,182,814	49,156,971
NNN REIT Inc	347,500	15,467,225
Phillips Edison & Co Inc	170,856	6,859,868
Realty Income Corp	59,573	3,650,633
Regency Centers Corp	100,831	7,799,278
Simon Property Group Inc	21,061	4,315,610
Tanger Inc	789,260	28,468,608
Urban Edge Properties	436,609	9,797,506
		274,934,599
Specialized REITs - 0.5%
American Tower Corp	577,416	107,953,695
Crown Castle Inc	28,202	2,580,483
CubeSmart	224,900	8,996,000
Digital Realty Trust Inc	71,037	13,497,030
Equinix Inc	281,105	300,231,385
Extra Space Storage Inc	1,181,975	170,570,812
Gaming and Leisure Properties Inc	90,830	4,266,285
Iron Mountain Inc	1,159,396	148,692,537
Lamar Advertising Co Class A	503,003	76,687,837
Millrose Properties Inc Class A	193,140	5,450,411
Outfront Media Inc	1,686,588	54,375,597
Public Storage	10,229	3,106,445
Rayonier Inc	184,401	3,852,137
SBA Communications Corp Class A	80,700	16,395,012
VICI Properties Inc	2,471,909	69,757,272
Weyerhaeuser Co	46,661	1,143,661
		987,556,599
TOTAL REAL ESTATE		2,400,039,572
Utilities - 1.0%
Electric Utilities - 0.8%
Alliant Energy Corp	361,247	25,868,898
American Electric Power Co Inc	1,686,586	213,639,849
Constellation Energy Corp	699,529	201,289,470
Duke Energy Corp	483,909	59,390,152
Edison International	47,075	3,292,426
Entergy Corp	576,922	62,913,344
Evergy Inc	1,811,256	148,595,442
Eversource Energy	1,659,097	113,266,552
Exelon Corp	663,082	30,263,062
FirstEnergy Corp	33,669	1,561,904
IDACORP Inc	142,330	19,964,629
NextEra Energy Inc	3,776,168	328,564,378
NRG Energy Inc	1,296,195	173,793,826
OGE Energy Corp	156,700	7,400,941
PG&E Corp	12,878,097	210,428,105
Pinnacle West Capital Corp	63,151	6,298,681
PPL Corp	2,107,328	74,578,338
Southern Co/The	1,824,581	167,952,681
TXNM Energy Inc	12,423	735,565
Xcel Energy Inc	554,508	44,083,386
		1,893,881,629
Gas Utilities - 0.0%
Atmos Energy Corp	46,339	7,837,315
New Jersey Resources Corp	42,875	2,368,843
Southwest Gas Holdings Inc	51,722	4,458,954
UGI Corp	1,287,343	44,954,018
		59,619,130
Independent Power and Renewable Electricity Producers - 0.0%
AES Corp/The	46,117	676,536
Clearway Energy Inc Class C (b)	29,572	1,217,184
Fervo Energy Co (d)	130,400	4,780,464
Talen Energy Corp (d)	12,754	4,933,247
Vistra Corp	357,081	57,215,089
		68,822,520
Multi-Utilities - 0.2%
Ameren Corp	416,368	44,955,253
CenterPoint Energy Inc	881,296	37,243,569
CMS Energy Corp	19,844	1,440,078
Consolidated Edison Inc	222,387	23,490,739
Dominion Energy Inc	642,943	43,038,604
DTE Energy Co	13,450	1,921,602
NiSource Inc	1,170,967	54,122,095
Public Service Enterprise Group Inc	32,325	2,542,361
Sempra	3,028,705	269,948,477
WEC Energy Group Inc	21,077	2,340,601
		481,043,379
Water Utilities - 0.0%
American Water Works Co Inc	12,640	1,558,133
Essential Utilities Inc	338,700	12,494,643
		14,052,776
TOTAL UTILITIES		2,517,419,434
TOTAL UNITED STATES		132,146,469,265
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd (d)	226,101	6,960,234
TOTAL COMMON STOCKS (Cost $95,566,353,337)		138,435,101,947

Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Bruker Corp 6.375% Series A (Cost $17,264,887)	68,500	29,927,650

Domestic Equity Funds - 42.9%
	Shares	Value ($)
Fidelity Advisor Blue Chip Growth Fund - Class Z (c)	28,895,829	8,995,849,477
Fidelity Advisor Magellan Fund - Class Z (c)	609,033,433	9,549,644,232
Fidelity Advisor Small Cap Growth Fund - Class Z (c)	51,150,984	2,153,967,919
Fidelity Extended Market Index Fund (c)	32,941,451	3,759,607,850
Fidelity Growth Company Fund (c)	449,715,431	26,402,792,955
Fidelity SAI Inflation-Focused Fund (c)	15	1,870
Fidelity SAI Small-Mid Cap Momentum Index Fund (c)	586,802,324	3,468,001,733
Fidelity SAI U.S. Large Cap Index Fund (c)	102,417,534	3,103,251,274
Fidelity SAI U.S. Low Volatility Index Fund (c)	547,425,196	13,253,163,991
Fidelity SAI U.S. Momentum Index Fund (c)	131,567,042	3,095,772,497
Fidelity SAI U.S. Quality Index Fund (c)	1,029,531,398	26,201,574,092
Fidelity SAI U.S. Value Index Fund (c)	485,968,604	7,508,214,938
iShares Russell 2000 ETF (b)	400,000	116,172,000
iShares Russell 3000 ETF (b)	100,000	42,885,000
TOTAL DOMESTIC EQUITY FUNDS (Cost $74,574,609,415)		107,650,899,828

Foreign Government and Government Agency Obligations - 0.0%
	Principal Amount (a)	Value ($)
COLOMBIA - 0.0%
Colombian Republic 5.375% 1/21/2029 (Cost $3,605,855)	3,630,000	3,609,128

Non-Convertible Corporate Bonds - 0.4%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Glencore Funding LLC 3.875% 10/27/2027 (h)	4,700,000	4,662,609
Glencore Funding LLC 4.907% 4/1/2028 (h)	1,201,000	1,208,821
Glencore Funding LLC 5.4% 5/8/2028 (h)	3,900,000	3,955,479

TOTAL AUSTRALIA		9,826,909
CANADA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Rogers Communications Inc 2.9% 11/15/2026	2,000,000	1,988,522
Rogers Communications Inc 3.2% 3/15/2027	3,000,000	2,973,586
TOTAL COMMUNICATION SERVICES		4,962,108
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Alimentation Couche-Tard Inc 4.148% 9/29/2028 (h)	4,208,000	4,172,821
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Canadian Natural Resources Ltd 3.85% 6/1/2027	6,000,000	5,974,877
Canadian Natural Resources Ltd 5% 12/15/2029	1,427,000	1,448,234
Enbridge Inc 4.2% 11/20/2028	2,923,000	2,903,192
Enbridge Inc 4.6% 6/20/2028	6,308,000	6,329,363
Enbridge Inc 5.25% 4/5/2027	1,675,000	1,687,733
Enbridge Inc 5.3% 4/5/2029	1,400,000	1,427,519
South Bow USA Infrastructure Holdings LLC 4.911% 9/1/2027	921,000	924,423
TransCanada PipeLines Ltd 4.25% 5/15/2028	4,700,000	4,680,718
TOTAL ENERGY		25,376,059
Financials - 0.0%
Banks - 0.0%
Bank of Montreal 4.567% 9/10/2027 (j)	4,382,000	4,383,647
Bank of Nova Scotia/The 4.247% 2/2/2030 (j)	5,350,000	5,295,664
Bank of Nova Scotia/The 4.404% 9/8/2028 (j)	7,200,000	7,201,112
Bank of Nova Scotia/The U.S. SOFR Index + 0.76%, 4.3942% 9/15/2028 (j)(k)	6,030,000	6,041,939
Canadian Imperial Bank of Commerce 4.857% 3/30/2029 (j)	6,250,000	6,290,966
Royal Bank of Canada 5.069% 7/23/2027 (j)	4,600,000	4,605,203
Royal Bank of Canada U.S. SOFR Index + 0.7%, 4.2886% 11/3/2028 (j)(k)	6,300,000	6,307,434
Toronto Dominion Bank 1.2% 6/3/2026	1,000,000	999,855
Toronto Dominion Bank 5.532% 7/17/2026	3,000,000	3,006,254
TOTAL FINANCIALS		44,132,074
TOTAL CANADA		78,643,062
CHILE - 0.0%
Utilities - 0.0%
Electric Utilities - 0.0%
Enel Americas SA 4% 10/25/2026	3,600,000	3,585,928
DENMARK - 0.0%
Financials - 0.0%
Banks - 0.0%
Danske Bank A/S 1.549% 9/10/2027 (h)(j)	2,000,000	1,984,784
Danske Bank A/S 4.298% 4/1/2028 (h)(j)	4,600,000	4,597,935
Danske Bank A/S 5.427% 3/1/2028 (h)(j)	3,000,000	3,022,528
Danske Bank A/S 5.705% 3/1/2030 (h)(j)	2,220,000	2,276,660

TOTAL DENMARK		11,881,907
FRANCE - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Orange SA 4% 1/13/2029 (h)	2,429,000	2,404,066
Financials - 0.0%
Banks - 0.0%
BNP Paribas SA 1.675% 6/30/2027 (h)(j)	4,300,000	4,290,358
BNP Paribas SA 4.792% 5/9/2029 (h)(j)	4,700,000	4,706,043
BPCE SA 6.612% 10/19/2027 (h)(j)	3,640,000	3,668,902
Societe Generale SA 5.249% 5/22/2029 (h)(j)	5,280,000	5,330,758
Societe Generale SA 5.5% 4/13/2029 (h)(j)	1,262,000	1,279,375
Societe Generale SA 5.519% 1/19/2028 (h)(j)	2,260,000	2,272,653
TOTAL FINANCIALS		21,548,089
TOTAL FRANCE		23,952,155
GERMANY - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Volkswagen Group of America Finance LLC 3.2% 9/26/2026 (h)	3,000,000	2,988,363
Volkswagen Group of America Finance LLC 5.7% 9/12/2026 (h)	3,550,000	3,564,139
Volkswagen Group of America Finance LLC 6% 11/16/2026 (h)	3,900,000	3,929,058
TOTAL CONSUMER DISCRETIONARY		10,481,560
Financials - 0.0%
Capital Markets - 0.0%
Deutsche Bank AG/New York NY 2.552% 1/7/2028 (j)	6,000,000	5,931,701
Deutsche Bank AG/New York NY 5.706% 2/8/2028 (j)	6,000,000	6,050,402
Deutsche Bank AG/New York NY 6.72% 1/18/2029 (j)	5,860,000	6,050,715
Deutsche Bank AG/New York NY 7.146% 7/13/2027 (j)	720,000	722,133
TOTAL FINANCIALS		18,754,951
Health Care - 0.0%
Pharmaceuticals - 0.0%
Bayer US Finance II LLC 4.375% 12/15/2028 (h)	3,789,000	3,756,447
Industrials - 0.0%
Machinery - 0.0%
Daimler Truck Finance North America LLC 2% 12/14/2026 (h)	2,920,000	2,886,511
Daimler Truck Finance North America LLC 4.95% 1/13/2028 (h)	1,660,000	1,672,628
Daimler Truck Finance North America LLC 5.125% 9/25/2027 (h)	1,185,000	1,195,842
TOTAL INDUSTRIALS		5,754,981
TOTAL GERMANY		38,747,939
IRELAND - 0.0%
Financials - 0.0%
Banks - 0.0%
Bank of Ireland Group PLC 2.029% 9/30/2027 (h)(j)	3,700,000	3,671,629
Consumer Finance - 0.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.65% 7/21/2027	4,300,000	4,259,626
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.125% 2/28/2029	7,959,000	7,853,380
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.1% 1/15/2027	2,000,000	2,018,692
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027	1,998,000	2,031,082
		16,162,780
TOTAL FINANCIALS		19,834,409
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Avolon Holdings Funding Ltd 3.25% 2/15/2027 (h)	3,800,000	3,765,951
Avolon Holdings Funding Ltd 4.2% 4/15/2029 (h)	2,048,000	2,013,862
Avolon Holdings Funding Ltd 4.95% 1/15/2028 (h)	3,094,000	3,106,326
Avolon Holdings Funding Ltd 5.75% 3/1/2029 (h)	4,757,000	4,862,405
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (h)	2,571,000	2,643,858
TOTAL INDUSTRIALS		16,392,402
TOTAL IRELAND		36,226,811
ITALY - 0.0%
Utilities - 0.0%
Electric Utilities - 0.0%
ENEL Finance International NV 1.625% 7/12/2026 (h)(l)	3,000,000	2,990,028
ENEL Finance International NV 3.5% 4/6/2028 (h)	6,300,000	6,183,105
ENEL Finance International NV 5.125% 6/26/2029 (h)	4,400,000	4,452,182

TOTAL ITALY		13,625,315
JAPAN - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
NTT Finance Corp 4.372% 7/27/2027 (h)	2,000,000	1,999,943
NTT Finance Corp 4.567% 7/16/2027 (h)	263,000	263,527
NTT Finance Corp 4.62% 7/16/2028 (h)	266,000	266,202
NTT Finance Corp 5.104% 7/2/2027 (h)	3,000,000	3,022,490
TOTAL COMMUNICATION SERVICES		5,552,162
Consumer Staples - 0.0%
Tobacco - 0.0%
Japan Tobacco Inc 4.85% 5/15/2028 (h)	2,296,000	2,312,846
Financials - 0.0%
Banks - 0.0%
Mitsubishi UFJ Financial Group Inc 1.538% 7/20/2027 (j)	3,620,000	3,605,926
Mitsubishi UFJ Financial Group Inc 4.08% 4/19/2028 (j)	6,000,000	5,985,424
Mizuho Financial Group Inc 1.554% 7/9/2027 (j)	3,000,000	2,990,882
Mizuho Financial Group Inc 5.414% 9/13/2028 (j)	2,000,000	2,024,472
Mizuho Financial Group Inc 5.667% 5/27/2029 (j)	4,080,000	4,172,842
TOTAL FINANCIALS		18,779,546
TOTAL JAPAN		26,644,554
NETHERLANDS - 0.0%
Financials - 0.0%
Banks - 0.0%
ABN AMRO Bank NV 6.339% 9/18/2027 (h)(j)	4,000,000	4,020,769
Cooperatieve Rabobank UA 3.649% 4/6/2028 (h)(j)	5,800,000	5,761,561
ING Groep NV 4.017% 3/28/2028 (j)	3,800,000	3,788,081
ING Groep NV 6.083% 9/11/2027 (j)	3,000,000	3,012,552
TOTAL FINANCIALS		16,582,963
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
NXP BV / NXP Funding LLC / NXP USA Inc 4.3% 6/18/2029	2,190,000	2,172,452
NXP BV / NXP Funding LLC / NXP USA Inc 4.3% 8/19/2028	4,314,000	4,297,190
TOTAL INFORMATION TECHNOLOGY		6,469,642
TOTAL NETHERLANDS		23,052,605
SPAIN - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco Santander SA 5.365% 7/15/2028 (j)	3,800,000	3,839,102
SWITZERLAND - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
UBS Group AG 1.494% 8/10/2027 (h)(j)	6,100,000	6,064,077
UBS Group AG 4.703% 8/5/2027 (h)(j)	2,730,000	2,730,647

TOTAL SWITZERLAND		8,794,724
UNITED KINGDOM - 0.0%
Consumer Staples - 0.0%
Tobacco - 0.0%
BAT Capital Corp 3.557% 8/15/2027	5,380,000	5,330,595
Imperial Brands Finance PLC 3.5% 7/26/2026 (h)	1,000,000	998,498
Imperial Brands Finance PLC 4.5% 6/30/2028 (h)	4,883,000	4,878,447
Imperial Brands Finance PLC 6.125% 7/27/2027 (h)	2,000,000	2,034,907
TOTAL CONSUMER STAPLES		13,242,447
Financials - 0.0%
Banks - 0.0%
Barclays PLC 2.279% 11/24/2027 (j)	4,200,000	4,158,344
Barclays PLC 4.837% 9/10/2028 (j)	4,310,000	4,324,903
Barclays PLC 5.501% 8/9/2028 (j)	4,000,000	4,040,015
Barclays PLC 5.674% 3/12/2028 (j)	3,300,000	3,329,090
Barclays PLC 6.496% 9/13/2027 (j)	2,800,000	2,815,722
HSBC Holdings PLC 4.398% 3/10/2030 (j)	5,300,000	5,253,672
HSBC Holdings PLC 4.899% 3/3/2029 (j)	6,968,000	7,005,348
HSBC Holdings PLC 5.597% 5/17/2028 (j)	7,230,000	7,308,150
HSBC Holdings PLC 5.887% 8/14/2027 (j)	4,660,000	4,673,140
Lloyds Banking Group PLC 5.462% 1/5/2028 (j)	2,200,000	2,213,628
Lloyds Banking Group PLC 5.871% 3/6/2029 (j)	5,960,000	6,095,548
Lloyds Banking Group PLC 5.985% 8/7/2027 (j)	3,305,000	3,314,640
NatWest Group PLC 1.642% 6/14/2027 (j)	3,000,000	2,996,639
NatWest Group PLC 3.073% 5/22/2028 (j)	3,800,000	3,750,992
NatWest Group PLC 4.892% 5/18/2029 (j)	8,400,000	8,448,980
NatWest Group PLC U.S. SOFR Index + 1.1%, 4.6679% 5/23/2029 (j)(k)	5,000,000	5,024,742
Standard Chartered PLC 4.299% 1/13/2030 (h)(j)	2,987,000	2,952,281
Standard Chartered PLC 6.301% 1/9/2029 (h)(j)	3,170,000	3,251,381
		80,957,215
Financial Services - 0.0%
Nationwide Building Society 6.557% 10/18/2027 (h)(j)	2,000,000	2,015,928
TOTAL FINANCIALS		82,973,143
TOTAL UNITED KINGDOM		96,215,590
UNITED STATES - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
AT&T Inc 2.95% 7/15/2026	3,870,000	3,863,971
Media - 0.0%
Charter Communications Operating LLC / Charter Communications Operating Capital 2.25% 1/15/2029	6,500,000	6,070,647
Charter Communications Operating LLC / Charter Communications Operating Capital 3.75% 2/15/2028	3,620,000	3,557,895
Cox Communications Inc 3.35% 9/15/2026 (h)	2,000,000	1,993,948
		11,622,490
TOTAL COMMUNICATION SERVICES		15,486,461
Consumer Discretionary - 0.1%
Automobiles - 0.1%
American Honda Finance Corp 4.55% 4/10/2028	3,793,000	3,792,320
American Honda Finance Corp U.S. SOFR Index + 0.73%, 4.292% 8/13/2027 (j)(k)	5,500,000	5,506,639
American Honda Finance Corp U.S. SOFR Index + 0.87%, 4.4877% 7/9/2027 (j)(k)	5,650,000	5,666,285
Ford Motor Co 4.346% 12/8/2026	4,933,000	4,923,162
General Motors Financial Co Inc 1.5% 6/10/2026	2,000,000	1,998,566
General Motors Financial Co Inc 4.2% 10/27/2028	5,634,000	5,592,081
General Motors Financial Co Inc 4.75% 4/6/2029	7,140,000	7,157,511
General Motors Financial Co Inc 5% 4/9/2027	1,800,000	1,809,689
General Motors Financial Co Inc 5% 7/15/2027	7,500,000	7,547,649
General Motors Financial Co Inc 5.4% 5/8/2027	3,000,000	3,030,112
Hyundai Capital America 1.5% 6/15/2026 (h)	2,000,000	1,997,865
Hyundai Capital America 2.75% 9/27/2026 (h)	2,000,000	1,988,809
Hyundai Capital America 4.6% 4/6/2028 (h)	5,100,000	5,096,791
Hyundai Capital America 5.65% 6/26/2026 (h)	2,500,000	2,502,457
Hyundai Capital America 5.95% 9/21/2026 (h)	4,000,000	4,021,486
		62,631,422
Specialty Retail - 0.0%
AutoNation Inc 4.45% 1/15/2029	5,300,000	5,252,892
O'Reilly Automotive Inc 4.35% 6/1/2028	4,000,000	3,995,776
		9,248,668
TOTAL CONSUMER DISCRETIONARY		71,880,090
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Mondelez International Holdings Netherlands BV 1.25% 9/24/2026 (h)	1,960,000	1,942,266
Food Products - 0.0%
Bunge Ltd Finance Corp 4.1% 1/7/2028	2,243,000	2,233,133
Tobacco - 0.0%
Philip Morris International Inc U.S. SOFR Index + 0.66%, 4.2634% 10/27/2028 (j)(k)	4,252,000	4,263,499
TOTAL CONSUMER STAPLES		8,438,898
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Columbia Pipelines Holding Co LLC 6.042% 8/15/2028 (h)	4,060,000	4,174,497
DCP Midstream Operating LP 5.625% 7/15/2027	2,809,000	2,838,217
Energy Transfer LP 6% 2/1/2029 (h)	3,900,000	3,935,871
Energy Transfer LP 6.05% 12/1/2026	3,900,000	3,927,874
MPLX LP 4.125% 3/1/2027	3,700,000	3,695,355
ONEOK Inc 4.25% 9/24/2027	383,000	382,160
Plains All American Pipeline LP / PAA Finance Corp 4.5% 12/15/2026	5,450,000	5,453,764
Targa Resources Corp 4.35% 1/15/2029	3,804,000	3,789,019
Transcontinental Gas Pipe Line Co LLC 4% 3/15/2028	3,800,000	3,769,661
Western Gas Partners LP 6.35% 1/15/2029	3,600,000	3,740,847
Williams Cos Inc/The 4.9% 3/15/2029	2,150,000	2,170,427
TOTAL ENERGY		37,877,692
Financials - 0.2%
Banks - 0.2%
Bank of America Corp 3.705% 4/24/2028 (j)	2,520,000	2,505,267
Bank of America Corp 3.824% 1/20/2028 (j)	4,560,000	4,545,374
Bank of America Corp 3.97% 3/5/2029 (j)	3,030,000	3,002,253
Bank of America Corp 4.623% 5/9/2029 (j)	5,100,000	5,112,088
Bank of America Corp 4.948% 7/22/2028 (j)	2,000,000	2,012,693
Bank of America Corp 4.979% 1/24/2029 (j)	5,500,000	5,543,266
Bank of America Corp 5.819% 9/15/2029 (j)	4,220,000	4,333,459
Bank of America Corp 5.933% 9/15/2027 (j)	3,700,000	3,718,101
Citigroup Inc 1.462% 6/9/2027 (j)	3,000,000	2,998,115
Citigroup Inc 4.075% 4/23/2029 (j)	4,652,000	4,617,880
Citigroup Inc 5.174% 2/13/2030 (j)	3,210,000	3,256,359
Citizens Bank NA/Providence RI 4.575% 8/9/2028 (j)	3,000,000	3,002,153
Huntington Bancshares Inc/OH 4.443% 8/4/2028 (j)	3,000,000	2,997,385
Huntington Bancshares Inc/OH 6.208% 8/21/2029 (j)	4,350,000	4,493,384
Huntington National Bank/The U.S. SOFR Index + 0.72%, 4.3375% 4/12/2028 (j)(k)	4,525,000	4,526,606
JPMorgan Chase & Co 2.182% 6/1/2028 (j)	4,500,000	4,405,138
JPMorgan Chase & Co 4.505% 10/22/2028 (j)	5,000,000	5,007,813
JPMorgan Chase & Co 4.915% 1/24/2029 (j)	4,560,000	4,594,100
JPMorgan Chase & Co 4.979% 7/22/2028 (j)	6,100,000	6,141,580
JPMorgan Chase & Co 5.012% 1/23/2030 (j)	3,210,000	3,240,826
JPMorgan Chase & Co 5.04% 1/23/2028 (j)	2,200,000	2,210,363
JPMorgan Chase & Co 5.299% 7/24/2029 (j)	2,920,000	2,963,920
JPMorgan Chase & Co 5.571% 4/22/2028 (j)	2,384,000	2,409,724
JPMorgan Chase & Co 6.07% 10/22/2027 (j)	3,400,000	3,424,238
Morgan Stanley Private Bank NA U.S. SOFR Index + 0.78%, 4.3335% 11/17/2028 (j)(k)	5,300,000	5,311,075
PNC Financial Services Group Inc/The 5.102% 7/23/2027 (j)	4,600,000	4,604,244
PNC Financial Services Group Inc/The 5.3% 1/21/2028 (j)	5,595,000	5,627,436
PNC Financial Services Group Inc/The 5.582% 6/12/2029 (j)	5,960,000	6,097,565
PNC Financial Services Group Inc/The 6.615% 10/20/2027 (j)	5,600,000	5,650,227
Regions Bank/Birmingham AL 4.755% 7/27/2029 (j)	2,520,000	2,527,632
Santander Holdings USA Inc 2.49% 1/6/2028 (j)	3,000,000	2,964,029
Truist Financial Corp 4.123% 6/6/2028 (j)	7,660,000	7,643,061
Truist Financial Corp 6.047% 6/8/2027 (j)	5,460,000	5,462,048
Truist Financial Corp 7.161% 10/30/2029 (j)	5,700,000	6,029,545
US Bancorp 6.787% 10/26/2027 (j)	3,720,000	3,755,430
US Bank NA/Cincinnati OH U.S. SOFR Index + 0.91%, 4.4662% 5/15/2028 (j)(k)	5,100,000	5,117,185
Wells Fargo & Co 2.393% 6/2/2028 (j)	5,900,000	5,785,944
Wells Fargo & Co 3.196% 6/17/2027 (j)	5,350,000	5,347,087
Wells Fargo & Co 4.182% 1/23/2030 (j)	4,320,000	4,275,896
Wells Fargo & Co 4.9% 1/24/2028 (j)	3,722,000	3,734,684
Wells Fargo & Co 4.97% 4/23/2029 (j)	5,858,000	5,902,256
Wells Fargo & Co 5.707% 4/22/2028 (j)	5,700,000	5,764,962
Wells Fargo & Co 6.303% 10/23/2029 (j)	3,130,000	3,250,260
		185,912,651
Capital Markets - 0.0%
Athene Global Funding 1.608% 6/29/2026 (h)	2,500,000	2,494,589
Athene Global Funding 4.86% 8/27/2026 (h)	5,300,000	5,306,061
Athene Global Funding 4.95% 1/7/2027 (h)	1,810,000	1,814,900
Athene Global Funding 5.516% 3/25/2027 (h)	2,500,000	2,520,658
Athene Global Funding U.S. SOFR Index + 0.95%, 4.5799% 4/19/2027 (h)(j)(k)	7,300,000	7,313,620
Bank of New York Mellon 4.729% 4/20/2029 (j)	1,617,000	1,628,875
Equitable America Global Funding 4.65% 6/9/2028 (h)	5,984,000	5,983,762
Equitable America Global Funding U.S. SOFR Index + 0.71%, 4.3442% 9/15/2027 (h)(j)(k)	3,343,000	3,338,383
Goldman Sachs Group Inc/The 1.542% 9/10/2027 (j)	2,000,000	1,984,757
Goldman Sachs Group Inc/The 1.948% 10/21/2027 (j)	5,800,000	5,746,321
Goldman Sachs Group Inc/The 4.148% 1/21/2029 (j)	3,200,000	3,177,796
Goldman Sachs Group Inc/The 4.387% 6/15/2027 (j)	3,000,000	3,000,010
Goldman Sachs Group Inc/The U.S. SOFR Index + 1.29%, 4.8958% 4/23/2028 (j)(k)	3,625,000	3,650,004
LPL Holdings Inc 4.9% 4/3/2028	1,904,000	1,910,288
Morgan Stanley 1.512% 7/20/2027 (j)	5,860,000	5,836,917
Morgan Stanley 3.591% 7/22/2028 (j)	3,000,000	2,969,938
Morgan Stanley 4.238% 1/9/2030 (j)	8,510,000	8,416,438
Morgan Stanley 4.994% 4/12/2029 (j)	5,956,000	6,000,891
Morgan Stanley 5.164% 4/20/2029 (j)	4,600,000	4,647,374
Sammons Financial Group Global Funding 5.05% 1/10/2028 (h)	4,614,000	4,634,661
		82,376,243
Consumer Finance - 0.0%
American Express Co 5.098% 2/16/2028 (j)	2,850,000	2,866,053
American Express Co 5.389% 7/28/2027 (j)	1,700,000	1,703,140
Capital One Financial Corp 1.878% 11/2/2027 (j)	3,700,000	3,659,421
Capital One Financial Corp 7.149% 10/29/2027 (j)	4,400,000	4,446,284
Ford Motor Credit Co LLC 4.97% 4/6/2029	4,797,000	4,766,364
Ford Motor Credit Co LLC 5.8% 3/5/2027	2,200,000	2,217,259
Ford Motor Credit Co LLC 5.85% 5/17/2027	5,000,000	5,046,803
Ford Motor Credit Co LLC 7.35% 11/4/2027	2,000,000	2,063,281
Stellantis Financial Services US Corp 4.95% 9/15/2028 (h)	1,670,000	1,663,440
Stellantis Financial Services US Corp 5.4% 6/15/2029 (h)	1,039,000	1,041,626
		29,473,671
Financial Services - 0.0%
CNH Industrial Capital LLC 1.45% 7/15/2026	5,700,000	5,680,975
CNH Industrial Capital LLC 4.5% 10/8/2027	3,700,000	3,700,191
Corebridge Financial Inc 3.65% 4/5/2027	2,810,000	2,795,756
Fiserv Inc 5.45% 3/2/2028	3,900,000	3,948,668
Global Payments Inc 4.5% 11/15/2028	4,849,000	4,809,514
Jackson Financial Inc 5.17% 6/8/2027	2,000,000	2,010,091
		22,945,195
Insurance - 0.0%
Arthur J Gallagher & Co 4.6% 12/15/2027	3,068,000	3,074,461
Brown & Brown Inc 4.6% 12/23/2026	1,716,000	1,718,715
Brown & Brown Inc 4.7% 6/23/2028	956,000	957,894
Corebridge Global Funding 4.9% 1/7/2028 (h)	2,236,000	2,248,762
Corebridge Global Funding 5.2% 1/12/2029 (h)	4,110,000	4,163,302
Equitable Financial Life Global Funding 1.3% 7/12/2026 (h)	1,000,000	996,701
Equitable Financial Life Global Funding 1.4% 8/27/2027 (h)	2,370,000	2,279,298
Equitable Financial Life Global Funding 1.8% 3/8/2028 (h)	4,000,000	3,805,525
Fortitude Group Holdings LLC 6.25% 4/1/2030 (h)	2,924,000	2,994,891
Jackson National Life Global Funding 4.9% 1/13/2027 (h)	4,333,000	4,347,809
Jackson National Life Global Funding 5.55% 7/2/2027 (h)	2,512,000	2,538,978
Jackson National Life Global Funding U.S. SOFR Index + 0.97%, 4.5881% 1/14/2028 (h)(j)(k)	2,500,000	2,496,003
Metropolitan Tower Global Funding 4% 10/1/2027 (h)	1,400,000	1,393,645
Principal Life Global Funding II 4.65% 5/18/2029 (h)	6,740,000	6,734,020
RGA Global Funding 4.35% 8/25/2028 (h)	5,930,000	5,888,981
Western-Southern Global Funding 4.25% 1/29/2029 (h)	5,001,000	4,945,231
		50,584,216
TOTAL FINANCIALS		371,291,976
Health Care - 0.0%
Biotechnology - 0.0%
Amgen Inc 5.15% 3/2/2028	342,000	346,269
Health Care Equipment & Supplies - 0.0%
Augusta SpinCo Corp 4.398% 3/23/2029	2,613,000	2,598,782
Health Care Providers & Services - 0.0%
CVS Health Corp 2.875% 6/1/2026	3,870,000	3,870,000
CVS Health Corp 4.3% 3/25/2028	6,010,000	5,991,119
CVS Health Corp 5% 1/30/2029	4,140,000	4,188,008
CVS Health Corp 6.25% 6/1/2027	3,340,000	3,404,289
HCA Inc 4.5% 2/15/2027	4,000,000	3,998,398
HCA Inc 5% 3/1/2028	2,388,000	2,408,091
Icon Investments Six DAC 5.809% 5/8/2027	3,353,000	3,380,028
		27,239,933
Pharmaceuticals - 0.0%
Haleon US Capital LLC 3.375% 3/24/2027	1,870,000	1,857,725
TOTAL HEALTH CARE		32,042,709
Industrials - 0.0%
Aerospace & Defense - 0.0%
Boeing Co 6.259% 5/1/2027	2,302,000	2,338,802
Machinery - 0.0%
Ingersoll Rand Inc 5.197% 6/15/2027	4,100,000	4,133,267
Professional Services - 0.0%
Leidos Inc 4.1% 3/15/2029	1,679,000	1,657,512
Trading Companies & Distributors - 0.0%
Sumisho Air Lease Corp 4.4% 3/24/2028 (h)	1,781,000	1,772,084
Sumisho Air Lease Corp 4.5% 3/24/2029 (h)	4,043,000	4,018,411
		5,790,495
TOTAL INDUSTRIALS		13,920,076
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Dell International LLC / EMC Corp 4.15% 2/15/2029	3,752,000	3,723,627
Dell International LLC / EMC Corp 4.75% 4/1/2028	4,400,000	4,424,913
Dell International LLC / EMC Corp 4.9% 10/1/2026	3,000,000	3,003,490
		11,152,030
Software - 0.0%
Oracle Corp 2.65% 7/15/2026	4,000,000	3,992,401
Oracle Corp U.S. SOFR Averages Index + 1.11%, 4.6986% 2/4/2029 (j)(k)	6,600,000	6,589,308
VMware LLC 1.8% 8/15/2028	4,000,000	3,781,430
		14,363,139
Technology Hardware, Storage & Peripherals - 0.0%
Hewlett Packard Enterprise Co 4.4% 9/25/2027	1,832,000	1,830,694
TOTAL INFORMATION TECHNOLOGY		27,345,863
Materials - 0.0%
Chemicals - 0.0%
Celanese US Holdings LLC 1.4% 8/5/2026	2,904,000	2,883,317
Chevron Phillips Chemical Co LLC / Chevron Phillips Chemical Co LP 3.7% 6/1/2028 (h)	4,420,000	4,349,874
Mosaic Co/The 4.05% 11/15/2027	3,700,000	3,677,690
		10,910,881
Construction Materials - 0.0%
Amrize Finance US LLC 4.6% 4/7/2027	1,613,000	1,617,702
TOTAL MATERIALS		12,528,583
Real Estate - 0.0%
Diversified REITs - 0.0%
VICI Properties LP 4.75% 2/15/2028	7,030,000	7,039,587
VICI Properties LP 4.75% 4/1/2028	5,720,000	5,719,765
		12,759,352
Specialized REITs - 0.0%
American Tower Corp 3.125% 1/15/2027	3,600,000	3,574,287
American Tower Corp 5.25% 7/15/2028	3,600,000	3,653,661
American Tower Corp 5.5% 3/15/2028	2,240,000	2,278,242
		9,506,190
TOTAL REAL ESTATE		22,265,542
Utilities - 0.0%
Electric Utilities - 0.0%
Duquesne Light Holdings Inc 3.616% 8/1/2027 (h)	1,200,000	1,186,543
Emera US Finance LLC 4.5% 4/1/2029	3,912,000	3,895,617
Exelon Corp 5.15% 3/15/2029	586,000	595,781
FirstEnergy Corp 3.9% 7/15/2027 (l)	6,360,000	6,319,765
FirstEnergy Transmission LLC 2.866% 9/15/2028 (h)	4,170,000	4,012,974
NextEra Energy Capital Holdings Inc 4.685% 9/1/2027	2,656,000	2,667,529
Pacific Gas and Electric Co 2.1% 8/1/2027	3,900,000	3,791,509
Pacific Gas and Electric Co 5.45% 6/15/2027	2,000,000	2,018,989
Pinnacle West Capital Corp 4.9% 5/15/2028	795,000	800,174
Southern Co/The 5.5% 3/15/2029	893,000	915,970
Vistra Operations Co LLC 5.05% 12/30/2026 (h)	1,265,000	1,268,695
		27,473,546
Multi-Utilities - 0.0%
CenterPoint Energy Inc 1.45% 6/1/2026	3,000,000	3,000,000
DTE Energy Co 4.875% 6/1/2028	3,617,000	3,645,440
DTE Energy Co 4.95% 7/1/2027	1,227,000	1,235,279
		7,880,719
TOTAL UTILITIES		35,354,265
TOTAL UNITED STATES		648,432,155
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $1,021,190,946)		1,023,468,756

U.S. Treasury Obligations - 0.3%
	Yield (%) (m)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 10/29/2026	3.66	105,000,000	103,401,769
US Treasury Bills 0% 11/12/2026 (n)	3.67	74,102,200	72,876,435
US Treasury Bills 0% 8/13/2026 (o)	3.64	1,276,000	1,266,711
US Treasury Bills 0% 8/20/2026 (o)	3.62	4,470,000	4,434,298
US Treasury Notes 3.5% 10/31/2027	3.47 to 3.87	175,857,400	174,723,946
US Treasury Notes 3.625% 5/31/2028	3.98 to 4.27	91,805,900	91,128,114
US Treasury Notes 4.25% 3/15/2027 (o)	3.57 to 4.69	157,069,800	157,596,997
US Treasury Notes 4.5% 7/15/2026 (n)	4.12 to 4.92	165,866,500	166,018,760
TOTAL U.S. TREASURY OBLIGATIONS (Cost $771,453,031)			771,447,030

Money Market Funds - 1.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (p)	3.67	2,292,756,028	2,293,214,580
Fidelity Securities Lending Cash Central Fund (p)(q)	3.67	2,230,227,472	2,230,450,494
State Street Institutional U.S. Government Money Market Fund Premier Class (r)	3.56	769,464	769,464
TOTAL MONEY MARKET FUNDS (Cost $4,524,430,575)			4,524,434,538

Purchased Options - 0.0%
	Clearinghouse / Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Put Options
Exxon Mobil Corp	Chicago Board Options Exchange	2,900	42,125,400	125	6/2026	50,750
GE Vernova Inc	Chicago Board Options Exchange	329	31,857,728	730	6/2026	36,189
S&P 500 Index	Chicago Board Options Exchange	231	175,099,386	6,450	6/2026	1,155
S&P 500 Index	Chicago Board Options Exchange	231	175,099,386	6,510	6/2026	6,353
S&P 500 Index	Chicago Board Options Exchange	231	175,099,386	6,500	6/2026	13,860
S&P 500 Index	Chicago Board Options Exchange	231	175,099,386	6,600	6/2026	32,340
S&P 500 Index	Chicago Board Options Exchange	231	175,099,386	6,500	6/2026	41,580
S&P 500 Index	Chicago Board Options Exchange	231	175,099,386	6,650	6/2026	76,230
S&P 500 Index	Chicago Board Options Exchange	232	175,857,392	6,600	6/2026	93,960
S&P 500 Index	Chicago Board Options Exchange	232	175,857,392	6,800	6/2026	178,640

						531,057
TOTAL PURCHASED OPTIONS (Cost $3,672,768)						531,057

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $176,942,330,694)	252,899,655,303
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(2,108,033,057)
NET ASSETS - 100.0%	250,791,622,246

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CME E-Mini Russell 2000 Index Contracts (United States)	29	6/2026	4,240,235	348,167
CME E-Mini S&P 500 Index Contracts (United States)	412	6/2026	15,647,245	1,477,686
CME E-Mini S&P 500 Index Contracts (United States)	4,214	6/2026	1,600,424,525	185,858,087
CME E-Mini S&P MidCap 400 Index Contracts (United States)	21	6/2026	7,837,200	466,136
TOTAL LONG				188,150,076
SHORT
CBOT 2Y US Treasury Notes Contracts (United States)	(1,118)	9/2026	(231,006,750)	(255,217)
TOTAL FUTURES CONTRACTS				187,894,859

Written Options
	Clearinghouse / Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
GE Vernova Inc	Chicago Board Options Exchange	450	43,574,400	1,000.00	6/2026	(1,494,000)
GE Vernova Inc	Chicago Board Options Exchange	329	31,857,728	950.00	6/2026	(1,848,980)
Micron Technology Inc	Chicago Board Options Exchange	414	40,199,400	760.00	7/2026	(10,757,790)
Micron Technology Inc	Chicago Board Options Exchange	414	40,199,400	800.00	7/2026	(9,575,820)

						(23,676,590)
Put Options
S&P 500 Index	Chicago Board Options Exchange	231	175,099,386	7,160.00	6/2026	(8,085)
S&P 500 Index	Chicago Board Options Exchange	231	175,099,386	7,285.00	6/2026	(71,610)
S&P 500 Index	Chicago Board Options Exchange	231	175,099,386	7,270.00	6/2026	(120,120)
S&P 500 Index	Chicago Board Options Exchange	231	175,099,386	7,385.00	6/2026	(414,645)
S&P 500 Index	Chicago Board Options Exchange	231	175,099,386	7,260.00	6/2026	(299,145)
S&P 500 Index	Chicago Board Options Exchange	231	175,099,386	7,390.00	6/2026	(703,395)
S&P 500 Index	Chicago Board Options Exchange	232	175,857,392	7,400.00	6/2026	(923,360)
S&P 500 Index	Chicago Board Options Exchange	232	175,857,392	7,485.00	6/2026	(1,517,280)

						(4,057,640)
TOTAL WRITTEN OPTIONS (Cost $(21,370,471))						(27,734,230)

Total Return Swaps
Underlying Reference	Pay/ Receive Reference	Reference Payment Frequency	Financing Rate	Financing Frequency	Counterparty	Maturity Date	Notional Amount	Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
S&P 500 Index	Receives	Monthly	U.S. SOFR Index plus 45 basis points	Monthly	BMO Capital Markets Corp	6/2026	104,722,861	4,888,338	0	4,888,338
S&P 500 Index	Receives	At Maturity	U.S. SOFR Index plus 59 basis points	At Maturity	Goldman Sachs International	6/2026	217,063,214	5,030,681	0	5,030,681
S&P 500 Index	Receives	At Maturity	U.S. SOFR Index plus 59 basis points	At Maturity	Morgan Stanley Capital Services LLC	6/2026	265,290,283	6,148,413	0	6,148,413
S&P 500 Index	Receives	Monthly	U.S. SOFR Index plus 57 basis points	Monthly	BMO Capital Markets Corp	8/2026	428,339,814	9,929,669	0	9,929,669
TOTAL RETURN SWAPS								25,997,101	0	25,997,101

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Affiliated fund.
(d)	Non-income producing.
(e)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $434,878,527.
(f)	Level 3 security.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $676,989,794 or 0.3% of net assets.

(i)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $31,685,310 or 0.0% of net assets.

(j)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(k)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(l)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(m)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(n)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $28,531,563.
(o)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $95,865,259.
(p)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(q)	Investment made with cash collateral received from securities on loan.
(r)	The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,481,097,545	18,823,773,747	18,011,645,795	71,903,427	(11,118)	201	2,293,214,580	2,292,756,028	3.5%
Fidelity Securities Lending Cash Central Fund	1,458,233,433	8,708,596,651	7,936,374,255	3,636,604	(5,335)	-	2,230,450,494	2,230,227,472	6.3%
Total	2,939,330,978	27,532,370,398	25,948,020,050	75,540,031	(16,453)	201	4,523,665,074

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Advisor Blue Chip Growth Fund - Class Z	4,056,740,504	2,749,441,630	-	94,105,101	-	2,189,667,343	8,995,849,477	28,895,829
Fidelity Advisor Magellan Fund - Class Z	8,982,286,742	583,987,109	550,000,000	583,987,109	8,614,442	524,755,939	9,549,644,232	609,033,433
Fidelity Advisor Small Cap Growth Fund - Class Z	1,432,992,521	218,317,137	-	102,317,137	-	502,658,261	2,153,967,919	51,150,984
Fidelity Contrafund	5,611,614,537	256,642,908	6,557,238,655	256,512,634	3,017,373,393	(2,328,392,183)	-	-
Fidelity Extended Market Index Fund	3,729,881,405	24,096,443	1,050,000,000	24,096,444	182,823,760	872,806,242	3,759,607,850	32,941,451
Fidelity Growth Company Fund	14,918,643,407	3,355,971,739	-	975,554,049	-	8,128,177,809	26,402,792,955	449,715,431
Fidelity SAI Inflation-Focused Fund	1,185	87	-	87	-	598	1,870	15
Fidelity SAI Small-Mid Cap Momentum Index Fund	673,825,773	2,678,532,008	483,527,250	82,452,609	70,192,825	528,978,377	3,468,001,733	586,802,324
Fidelity SAI U.S. Large Cap Index Fund	1,850,551,520	3,939,614,569	3,397,179,881	16,407,927	458,796,404	251,468,662	3,103,251,274	102,417,534
Fidelity SAI U.S. Low Volatility Index Fund	7,588,476,519	4,767,208,844	-	465,149,990	-	897,478,628	13,253,163,991	547,425,196
Fidelity SAI U.S. Momentum Index Fund	3,110,002,692	1,177,620,874	2,309,297,080	111,683,516	560,684,384	556,761,627	3,095,772,497	131,567,042
Fidelity SAI U.S. Quality Index Fund	17,139,165,419	5,725,960,603	-	738,294,737	-	3,336,448,070	26,201,574,092	1,029,531,398
Fidelity SAI U.S. Value Index Fund	4,546,014,185	1,429,868,999	-	404,287,799	-	1,532,331,754	7,508,214,938	485,968,604
Fidelity Small Cap Index Fund	857,231,619	4,322,855	948,709,610	4,322,855	237,191,410	(150,036,274)	-	-
	74,497,428,028	26,911,585,805	15,295,952,476	3,859,171,994	4,535,676,618	16,843,104,853	107,491,842,828

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	380,028,670	-	380,028,670	-

Bank Notes
Financials	6,000,126	-	6,000,126	-

Collateralized Mortgage Obligations	2,547,810	-	2,547,810	-

Commercial Mortgage Securities	71,658,763	-	71,364,686	294,077

Common Stocks
Communication Services	12,845,076,657	12,801,186,730	43,889,927	-
Consumer Discretionary	12,401,015,658	12,329,937,259	71,078,399	-
Consumer Staples	7,548,997,240	7,418,272,076	130,725,164	-
Energy	6,507,019,494	6,476,921,314	30,098,180	-
Financials	18,698,673,485	18,643,163,427	44,080,742	11,429,316
Health Care	13,593,755,675	13,557,510,653	35,119,677	1,125,345
Industrials	17,375,823,898	17,206,164,703	169,659,195	-
Information Technology	40,730,154,200	40,488,239,823	241,914,365	12
Materials	3,743,426,062	3,743,426,062	-	-
Real Estate	2,410,297,678	2,410,297,678	-	-
Utilities	2,580,861,900	2,580,861,900	-	-

Convertible Preferred Stocks
Health Care	29,927,650	-	29,927,650	-

Domestic Equity Funds	107,650,899,828	107,650,899,828	-	-

Foreign Government and Government Agency Obligations	3,609,128	-	3,609,128	-

Non-Convertible Corporate Bonds
Communication Services	28,404,797	-	28,404,797	-
Consumer Discretionary	82,361,650	-	82,361,650	-
Consumer Staples	28,167,012	-	28,167,012	-
Energy	63,253,751	-	63,253,751	-
Financials	618,412,884	-	618,412,884	-
Health Care	35,799,156	-	35,799,156	-
Industrials	36,067,459	-	36,067,459	-
Information Technology	33,815,505	-	33,815,505	-
Materials	22,355,492	-	22,355,492	-
Real Estate	22,265,542	-	22,265,542	-
Utilities	52,565,508	-	52,565,508	-

U.S. Treasury Obligations	771,447,030	-	771,447,030	-

Money Market Funds	4,524,434,538	4,524,434,538	-	-

Purchased Options	531,057	531,057	-	-
Total Investments in Securities:	252,899,655,303	249,831,847,048	3,054,959,505	12,848,750
Derivative Instruments:

Assets
Futures Contracts	188,150,076	188,150,076	-	-
Swaps	25,997,101	-	25,997,101	-
Total Assets	214,147,177	188,150,076	25,997,101	-

Liabilities
Futures Contracts	(255,217)	(255,217)	-	-
Written Options	(27,734,230)	(27,734,230)	-	-
Total Liabilities	(27,989,447)	(27,989,447)	-	-
Total Derivative Instruments:	186,157,730	160,160,629	25,997,101	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of May 31, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	188,150,076	-
Purchased Options	531,057	-
Swaps (b)	25,997,101	-
Written Options (c)	-	(27,734,230)
Total Equity Risk	214,678,234	(27,734,230)
Interest Rate Risk
Futures Contracts (a)	-	(255,217)
Total Interest Rate Risk	-	(255,217)
Total Value of Derivatives	214,678,234	(27,989,447)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
(b)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-item(s).
(c)Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.
Financial Statements
Statement of Assets and Liabilities
As of May 31, 2026
Assets
Investment in securities, at value (including securities loaned of $2,610,551,286) - See accompanying schedule:
Unaffiliated issuers (cost $97,987,202,237)	$140,884,147,401
Fidelity Central Funds (cost $4,523,661,111)	4,523,665,074
Other affiliated issuers (cost $74,431,467,346)	107,491,842,828

Total Investment in Securities (cost $176,942,330,694)		$252,899,655,303
Segregated cash with brokers for derivative instruments		8,938,028
Cash		1,783,882
Foreign currency held at value (cost $4,878,341)		4,888,669
Receivable for investments sold		1,132,249,210
Receivable for fund shares sold		278,336,170
Dividends receivable		136,445,984
Interest receivable		19,487,530
Distributions receivable from Fidelity Central Funds		7,020,465
Receivable for variation margin on futures contracts		2,859,021
Bi-lateral OTC swaps, at value		25,997,101
Prepaid expenses		335,773
Other receivables		1,379,787
Total assets		254,519,376,923
Liabilities
Payable for investments purchased
Regular delivery	$1,338,904,457
Delayed delivery	278,221
Payable for fund shares redeemed	101,054,191
Accrued management fee	23,737,370
Written options, at value (premium received $21,370,471)	27,734,230
Other payables and accrued expenses	5,594,007
Collateral on securities loaned	2,230,452,201
Total liabilities		3,727,754,677
Net Assets		$250,791,622,246
Net Assets consist of:
Paid in capital		$166,281,698,332
Total accumulated earnings (loss)		84,509,923,914
Net Assets		$250,791,622,246
Net Asset Value, offering price and redemption price per share ($250,791,622,246 ÷ 11,312,878,558 shares)		$22.17
Statement of Operations
Year ended May 31, 2026
Investment Income
Dividends:
Unaffiliated issuers		$1,360,495,653
Affiliated issuers		549,544,043
Interest		94,938,719
Income from Fidelity Central Funds (including $3,636,604 from security lending)		75,540,031
Security lending		54,011
Total income		2,080,572,457
Expenses
Management fee	$729,925,829
Custodian fees and expenses	2,054,406
Independent trustees' fees and expenses	789,906
Registration fees	7,593,949
Audit fees	119,615
Legal	160,304
Miscellaneous	642,460
Total expenses before reductions	741,286,469
Expense reductions	(498,237,773)
Total expenses after reductions		243,048,696
Net Investment income (loss)		1,837,523,761
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $1,617,708)	4,068,508,115
Fidelity Central Funds	(16,453)
Other affiliated issuers	4,535,676,618
Foreign currency transactions	(2,708,745)
Futures contracts	221,776,263
Swaps	170,702,652
Written options	90,606,544
Capital gain distributions from underlying funds:
Affiliated issuers	3,309,627,951
Total net realized gain (loss)		12,394,172,945
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Underlying funds (net of decrease in deferred foreign taxes of $1,144,993)	24,050,030,736
Fidelity Central Funds	201
Other affiliated issuers	16,843,104,853
Assets and liabilities in foreign currencies	49,447
Futures contracts	129,286,556
Swaps	(3,401,528)
Written options	(290,989)
Total change in net unrealized appreciation (depreciation)		41,018,779,276
Net gain (loss)		53,412,952,221
Net increase (decrease) in net assets resulting from operations		$55,250,475,982
Statement of Changes in Net Assets

	Year ended May 31, 2026	Year ended May 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,837,523,761	$1,484,611,036
Net realized gain (loss)	12,394,172,945	5,281,834,222
Change in net unrealized appreciation (depreciation)	41,018,779,276	7,421,731,399
Net increase (decrease) in net assets resulting from operations	55,250,475,982	14,188,176,657
Distributions to shareholders	(7,573,766,100)	(5,793,374,672)

Share transactions
Proceeds from sales of shares	73,454,842,183	58,217,525,725
Reinvestment of distributions	7,521,601,021	5,744,324,053
Cost of shares redeemed	(34,578,370,289)	(34,338,721,173)

Net increase (decrease) in net assets resulting from share transactions	46,398,072,915	29,623,128,605
Total increase (decrease) in net assets	94,074,782,797	38,017,930,590

Net Assets
Beginning of period	156,716,839,449	118,698,908,859
End of period	$250,791,622,246	$156,716,839,449

Other Information
Shares
Sold	3,740,276,535	3,384,391,812
Issued in reinvestment of distributions	396,206,424	333,006,361
Redeemed	(1,749,015,838)	(1,998,777,584)
Net increase (decrease)	2,387,467,121	1,718,620,589

Financial Highlights
Strategic Advisers® Fidelity® U.S. Total Stock Fund

Years ended May 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$17.56	$16.47	$12.97	$13.26	$15.07
Income from Investment Operations
Net investment income (loss) A,B	.18	.18	.16	.15	.15
Net realized and unrealized gain (loss)	5.22	1.66	3.67	.24	(.75)
Total from investment operations	5.40	1.84	3.83	.39	(.60)
Distributions from net investment income	(.18)	(.20)	(.16)	(.15)	(.12)
Distributions from net realized gain	(.61)	(.55)	(.18)	(.54)	(1.09)
Total distributions	(.79)	(.75)	(.33) C	(.68) C	(1.21)
Net asset value, end of period	$22.17	$17.56	$16.47	$12.97	$13.26
Total Return D	31.60%	11.30%	29.93%	3.45%	(4.85)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.37%	.38%	.38%	.38%	.38%
Expenses net of fee waivers, if any	.12%	.13%	.13%	.13%	.13%
Expenses net of all reductions, if any	.12%	.13%	.13%	.13%	.13%
Net investment income (loss)	.92%	1.06%	1.12%	1.24%	1.03%
Supplemental Data
Net assets, end of period (000 omitted)	$250,791,622	$156,716,839	$118,698,909	$73,631,478	$68,865,016
Portfolio turnover rate G	37%	33%	30%	39%	35%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended May 31, 2026

1. Organization.
Strategic Advisers Fidelity U.S. Total Stock Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to certain managed account clients of Strategic Advisers LLC (Strategic Advisers), an affiliate of Fidelity Management & Research Company LLC (FMR).
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in dividends. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of May 31, 2026, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), swaps, futures and options transactions, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$115,230,154,011
Gross unrealized depreciation	(40,273,248,418)
Net unrealized appreciation (depreciation)	$74,956,905,593
Tax Cost	$177,917,784,803

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$604,140,875
Undistributed long-term capital gain	$8,948,387,078
Net unrealized appreciation (depreciation) on securities and other investments	$74,957,395,959

The tax character of distributions paid was as follows:

	May 31, 2026	May 31, 2025
Ordinary Income	$1,939,497,200	$2,376,380,315
Long-term Capital Gains	5,634,268,900	3,416,994,357
Total	$7,573,766,100	$5,793,374,672

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
3. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, swaps and options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Strategic Advisers Fidelity U.S. Total Stock Fund
Equity Risk
Futures Contracts	215,741,870	129,959,891
Purchased Options	(9,573,689)	(3,141,711)
Written Options	90,606,544	(290,989)
Swaps	170,702,652	(3,401,528)
Total Equity Risk	467,477,377	123,125,663
Interest Rate Risk
Futures Contracts	6,034,393	(673,335)
Total Interest Rate Risk	6,034,393	(673,335)

Totals	473,511,770	122,452,328

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market, bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily. Subsequent payments from or to a fund are made or as needed depending on the fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

Exchange-traded written covered call options were used to manage exposure to the market. When a fund writes a covered call option, a fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, a fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options", and are representative of volume of activity during the period.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period.

Total Return Swaps. Total return swaps are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual asset or a basket of assets (i.e., an index), and the other on a fixed or floating rate. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting payment obligation, a fund will receive a payment from or make a payment to the counterparty at the specified payment frequency. A fund enters into total return swaps to manage its market exposure.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Strategic Advisers Fidelity U.S. Total Stock Fund	116,222,824,248	72,749,597,886
5. Fees and Other Transactions with Affiliates.
Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month to the aggregate of the fee rates, payable monthly by the investment adviser, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.00% of the Fund's average net assets. For the reporting period, the total annual management fee rate was .37% of the Fund's average net assets.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Sub-Advisers. FIAM LLC (an affiliate of the investment adviser), Fidelity Diversifying Solutions LLC (an affiliate of the investment adviser) and Geode Capital Management, LLC each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid as described in the Management Fee note.

FIL Investment Advisors (FIL) has been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, FIL has not been allocated any portion of the Fund's assets. FIL in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Strategic Advisers Fidelity U.S. Total Stock Fund	$342,124

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Strategic Advisers Fidelity U.S. Total Stock Fund	483,332

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Strategic Advisers Fidelity U.S. Total Stock Fund	4,337,415,196	3,704,008,734	172,172,921

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Strategic Advisers Fidelity U.S. Total Stock Fund	14,816
6. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Strategic Advisers Fidelity U.S. Total Stock Fund	223,337
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

Total Security Lending Fees Paid to NFS ($)
Strategic Advisers Fidelity U.S. Total Stock Fund	399,415

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Strategic Advisers Fidelity U.S. Total Stock Fund	483,231,725
9. Expense Reductions.
The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2028. During the period, this waiver reduced the Fund's management fee by $498,007,578.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $230,195.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	Strategic Advisers Fidelity U.S. Total Stock Fund
Fidelity Growth Company Fund	27%
Fidelity Magellan Fund	25%
Fidelity SAI Small-Mid Cap Momentum Index Fund	77%
Fidelity SAI U.S. Large Cap Index Fund	19%
Fidelity SAI U.S. Low Volatility Index Fund	62%
Fidelity SAI U.S. Quality Index Fund	85%
Fidelity SAI U.S. Value Index Fund	88%
Fidelity Small Cap Growth Fund	24%
Fidelity SAI U.S. Momentum Index Fund	51%
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Rutland Square Trust II and Shareholders of Strategic Advisers Fidelity U.S. Total Stock Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Strategic Advisers Fidelity U.S. Total Stock Fund (one of the funds constituting Fidelity Rutland Square Trust II, referred to hereafter as the "Fund") as of May 31, 2026, the related statement of operations for the year ended May 31, 2026, the statement of changes in net assets for each of the two years in the period ended May 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2026 and the financial highlights for each of the five years in the period ended May 31, 2026 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2026 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
July 15, 2026

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended May 31, 2026, $11,319,358,921, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates $160,317,447 of distributions paid during the fiscal year ended 2026 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 52% and 71% of the dividends distributed in July and December, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 57.01% and 76.68% of the dividends distributed in July and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 0.04% and 3.39% of the dividends distributed in July and December, respectively during the fiscal year as a section 199A dividend.

The fund will notify shareholders in the first quarter of 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Amended Sub-Advisory Agreement
Strategic Advisers Fidelity U.S. Total Stock Fund
In March 2026, the Board of Trustees, including the Independent Trustees (together, the Board) voted to approve an amendment to the existing sub-advisory agreement among Strategic Advisers LLC (Strategic Advisers), FIAM LLC (FIAM or Sub-Adviser), and Fidelity Rutland Square Trust II (Trust) on behalf of the fund to add a new investment mandate (Amended Sub-Advisory Agreement).
In considering whether to approve the Amended Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Amended Sub-Advisory Agreement is in the best interests of the fund and its shareholders and does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. The Board's decision to approve the Amended Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.
Nature, Extent, and Quality of Services Provided.  The Board considered the backgrounds of the investment personnel that will provide services to the fund, the fund's investment objective, strategies and related investment philosophy, the current sub-adviser line-up, and the structure of the investment personnel compensation programs and whether such structure provides appropriate incentives to act in the best interests of the fund.
The Board also considered that it reviewed this information regarding the Sub-Adviser in connection with its annual renewal of the fund's management contract, sub-advisory agreements and sub-subadvisory agreements at its September 2025 meeting.
The Board noted its familiarity with the nature, extent and quality of services provided by FIAM to the fund with different investment mandates, and that many of the same support staff, including compliance personnel, that currently provide services to the fund will also provide services to the fund for the new FIAM mandate. The Board also took into consideration additional information regarding the investment mandate provided by Strategic Advisers and FIAM.
Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of FIAM's investment staff, use of technology, and approach to managing and compensating investment personnel. The Board noted that FIAM's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in its deliberations, the Board considered FIAM's trading capabilities and resources and compliance infrastructure, which are integral parts of the investment management process, and its investment in business continuity planning.
Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory services to be performed by FIAM under the Amended Sub-Advisory Agreement; and (ii) the resources to be devoted to the fund's compliance policies and procedures.
Investment Performance.  The Board considered the historical investment performance of FIAM and its portfolio managers in managing an account under a similar investment mandate.
Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Amended Sub-Advisory Agreement should benefit or continue to benefit the fund's shareholders.
Competitiveness of Management Fee and Total Fund Expenses.  The Board considered the amount and nature of the fees to be paid by the fund to Strategic Advisers and by Strategic Advisers to FIAM, as well as the projected change in the fund's management fee and total operating expenses, if any, as a result of hiring FIAM for the new mandate.
The Board noted that the Amended Sub-Advisory Agreement will not result in changes to the maximum aggregate annual management fee payable by the fund or Strategic Advisers' portion of the management fee. The Board considered Strategic Advisers' contractual agreement to waive its portion of the fund's management fee.
The Board considered that after allocating assets to FIAM under the new mandate, while the fund's total management fee is expected to increase, the fund's total net expenses are expected to decrease and each is expected to continue to rank below the competitive peer group median reported in the June 2025 management contract renewal materials for the fund. Based on its review, the Board concluded that the fund's management fee structure and any changes to projected total expenses bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.
Costs of the Services and Profitability.  Because the Amended Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund or Strategic Advisers' portion of the management fee, the Board did not consider the costs of services and profitability to be significant factors in its decision to approve the Amended Sub-Advisory Agreement.
Potential Fall-Out Benefits.  The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, as well as information regarding potential fall-out benefits accruing to each sub-adviser, if any, as a result of its relationship with the fund, during its annual renewal of the fund's management contract, sub-advisory agreements, and sub-subadvisory agreements. The Board considered Strategic Advisers' representation that it does not anticipate that the approval of the Amended Sub-Advisory Agreement will have a significant impact on the profitability of, or potential fall-out benefits to, Strategic Advisers or its affiliates.
Possible Economies of Scale.  The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's management contract, sub-advisory agreements, and sub-subadvisory agreements.
Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the Amended Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered and that the Amended Sub-Advisory Agreement is in the best interests of the fund and its shareholders and should be approved. In addition, the Board concluded that the approval of the Amended Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

1.9887487.108
TSF-ANN-0726
Strategic Advisers® Fidelity® Emerging Markets Fund

Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public

Annual Report
May 31, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Strategic Advisers® Fidelity® Emerging Markets Fund
Schedule of Investments May 31, 2026
Showing Percentage of Net Assets
Common Stocks - 58.5%
	Shares	Value ($)
ARGENTINA - 0.3%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Vista Energy SAB de CV ADR (b)	360,331	26,736,560
YPF SA Class D ADR (b)	1,983,869	105,164,896

TOTAL ARGENTINA		131,901,456
AUSTRALIA - 0.7%
Materials - 0.7%
Metals & Mining - 0.7%
Anglogold Ashanti Plc	2,679,443	259,477,260
Anglogold Ashanti Plc (South Africa)	393,002	37,815,930

TOTAL AUSTRALIA		297,293,190
BRAZIL - 2.3%
Consumer Discretionary - 0.2%
Broadline Retail - 0.0%
MercadoLibre Inc (b)	7,600	12,886,940
Specialty Retail - 0.2%
Vibra Energia SA	9,652,848	56,927,224
TOTAL CONSUMER DISCRETIONARY		69,814,164
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Raia Drogasil SA	3,463,639	12,832,743
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
PRIO SA/Brazil (b)	9,564,155	118,022,152
Financials - 1.1%
Banks - 0.7%
Itau Unibanco Holding SA	10,465,524	83,067,782
Itausa SA	23,349,450	59,802,142
NU Holdings Ltd/Cayman Islands Class A (b)	8,987,906	118,011,206
		260,881,130
Capital Markets - 0.4%
Banco BTG Pactual SA unit	13,392,290	142,695,699
Financial Services - 0.0%
StoneCo Ltd Class A	1,389,912	15,914,492
TOTAL FINANCIALS		419,491,321
Industrials - 0.1%
Ground Transportation - 0.1%
Localiza Rent a Car SA	6,683,241	55,669,938
Information Technology - 0.0%
Software - 0.0%
TOTVS SA	3,176,900	20,826,453
Materials - 0.3%
Metals & Mining - 0.3%
Gerdau SA ADR	4,137,600	18,619,200
Vale SA ADR	6,672,299	108,424,859
TOTAL MATERIALS		127,044,059
Utilities - 0.3%
Electric Utilities - 0.2%
Axia Energia SA	6,536,754	67,939,066
Equatorial SA	3,601,700	27,523,869
		95,462,935
Water Utilities - 0.1%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	5,603,472	31,046,781
TOTAL UTILITIES		126,509,716
TOTAL BRAZIL		950,210,546
CANADA - 0.2%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Cameco Corp	278,400	31,282,010
Materials - 0.1%
Metals & Mining - 0.1%
G Mining Ventures Corp (b)	365,300	11,436,077
Torex Gold Resources Inc	856,676	39,284,124
TOTAL MATERIALS		50,720,201
TOTAL CANADA		82,002,211
CHILE - 0.4%
Financials - 0.0%
Banks - 0.0%
Banco de Chile	109,241,346	20,578,181
Materials - 0.4%
Metals & Mining - 0.4%
Antofagasta PLC	2,402,000	132,561,013
TOTAL CHILE		153,139,194
CHINA - 12.3%
Communication Services - 2.1%
Entertainment - 0.1%
iQIYI Inc Class A ADR (b)	813,237	927,089
Netease Inc	685,740	16,813,300
Netease Inc ADR (c)	250,113	30,718,879
Tencent Music Entertainment Group A Shares	165,620	759,705
Tencent Music Entertainment Group Class A ADR	1,906,600	17,578,852
		66,797,825
Interactive Media & Services - 2.0%
Baidu Inc A Shares (b)	2,440,513	41,267,401
Tencent Holdings Ltd	14,429,719	783,989,943
Weibo Corp Class A ADR (c)	162,441	1,276,786
		826,534,130
TOTAL COMMUNICATION SERVICES		893,331,955
Consumer Discretionary - 2.5%
Automobile Components - 0.1%
Minth Group Ltd	446,000	2,151,207
Zhejiang Yinlun Machinery Co Ltd A Shares (China)	4,254,900	31,391,777
		33,542,984
Automobiles - 0.5%
BYD Co Ltd H Shares	18,442,328	214,681,165
Yadea Group Holdings Ltd (d)(e)	2,170,000	3,120,609
		217,801,774
Broadline Retail - 1.3%
Alibaba Group Holding Ltd	16,477,375	255,467,877
Alibaba Group Holding Ltd ADR	1,740,454	216,199,196
JD.com Inc A Shares	606,000	8,735,964
JD.com Inc ADR	610,411	17,598,149
PDD Holdings Inc Class A ADR (b)	187,177	15,805,226
		513,806,412
Diversified Consumer Services - 0.0%
New Oriental Education & Technology Group Inc	951,120	4,380,742
New Oriental Education & Technology Group Inc ADR	186,889	8,557,647
		12,938,389
Hotels, Restaurants & Leisure - 0.5%
H World Group Ltd ADR	1,096,606	49,226,644
Luckin Coffee Inc ADR (b)	376,400	12,105,024
Meituan B Shares (b)(d)(e)	2,120,300	20,606,308
Shangri-La Asia Ltd	29,102,426	15,893,833
Trip.com Group Ltd (b)	187,440	8,831,237
Trip.com Group Ltd ADR (b)	940,162	44,591,884
Yum China Holdings Inc	971,936	41,239,244
		192,494,174
Household Durables - 0.1%
Haier Smart Home Co Ltd A Shares (China)	18,143,441	55,988,923
Specialty Retail - 0.0%
Zhongsheng Group Holdings Ltd	1,828,500	1,437,247
Textiles, Apparel & Luxury Goods - 0.0%
Shenzhou International Group Holdings Ltd	854,800	5,063,203
TOTAL CONSUMER DISCRETIONARY		1,033,073,106
Consumer Staples - 0.3%
Beverages - 0.3%
China Resources Beer Holdings Co Ltd	1,412,500	4,361,737
Eastroc Beverage Group Co Ltd A Shares (China)	1,379,300	29,036,393
Kweichow Moutai Co Ltd A Shares (China)	307,433	60,248,463
Tsingtao Brewery Co Ltd H Shares (b)	370,000	2,348,352
		95,994,945
Consumer Staples Distribution & Retail - 0.0%
Yifeng Pharmacy Chain Co Ltd A Shares (China)	596,700	1,864,288
Food Products - 0.0%
China Mengniu Dairy Co Ltd	3,180,000	6,881,905
Muyuan Foods Group Co Ltd H Shares	1,027,000	4,625,949
		11,507,854
Personal Care Products - 0.0%
Mao Geping Cosmetics Co LTD H Shares	1,400,094	10,692,445
TOTAL CONSUMER STAPLES		120,059,532
Energy - 0.2%
Energy Equipment & Services - 0.0%
China Oilfield Services Ltd H Shares	3,794,000	3,824,548
Sinopec Oilfield Service Corp H Shares (b)	8,384,000	748,868
		4,573,416
Oil, Gas & Consumable Fuels - 0.2%
China Petroleum & Chemical Corp H Shares	98,862,000	54,496,528
PetroChina Co Ltd H Shares	23,151,496	32,170,857
		86,667,385
TOTAL ENERGY		91,240,801
Financials - 1.6%
Banks - 0.7%
Bank of Chengdu Co Ltd A Shares (China)	12,090,721	33,236,639
China Construction Bank Corp H Shares	212,736,989	230,503,408
China Merchants Bank Co Ltd A Shares (China)	549,164	3,084,977
China Merchants Bank Co Ltd H Shares	2,012,360	12,094,343
Industrial & Commercial Bank of China Ltd H Shares	41,285,038	34,979,731
		313,899,098
Capital Markets - 0.0%
Huatai Securities Co Ltd H Shares (d)(e)	1,377,400	2,785,768
Insurance - 0.9%
China Life Insurance Co Ltd H Shares	41,243,919	151,989,228
China Pacific Insurance Group Co Ltd H Shares	2,993,002	11,999,658
People's Insurance Co Group of China Ltd/The H Shares	13,115,560	8,669,066
PICC Property & Casualty Co Ltd H Shares	38,151,319	70,831,795
Ping An Insurance Group Co of China Ltd H Shares	15,194,517	116,376,933
		359,866,680
TOTAL FINANCIALS		676,551,546
Health Care - 0.8%
Biotechnology - 0.1%
Innovent Biologics Inc (b)(d)(e)	1,822,017	19,378,213
Zai Lab Ltd ADR (b)(c)	695,309	12,300,016
		31,678,229
Health Care Equipment & Supplies - 0.1%
APT Medical Inc A Shares (China)	1,223,902	37,187,809
Shandong Weigao Group Medical Polymer Co Ltd H Shares	1,904,800	816,666
Shenzhen Mindray Bio-Medical Electronics Co Ltd A Shares (China)	95,600	2,145,198
		40,149,673
Health Care Providers & Services - 0.0%
Hygeia Healthcare Holdings Co Ltd (b)(d)(e)	857,600	1,056,009
Sinopharm Group Co Ltd H Shares	858,000	1,852,437
		2,908,446
Health Care Technology - 0.0%
Medlive Technology Co Ltd (d)(e)	1,632,000	1,547,265
Life Sciences Tools & Services - 0.3%
Wuxi Apptec Co Ltd H Shares (d)(e)	8,802,819	146,359,826
Pharmaceuticals - 0.3%
Consun Pharmaceutical Group Ltd	6,268,000	11,341,249
Hansoh Pharmaceutical Group Co Ltd (d)(e)	29,320,837	117,629,052
		128,970,301
TOTAL HEALTH CARE		351,613,740
Industrials - 2.7%
Commercial Services & Supplies - 0.0%
China Everbright Environment Group Ltd	3,385,000	2,302,192
Construction & Engineering - 0.0%
China Railway Group Ltd H Shares	4,026,000	1,803,170
L&K Engineering Suzhou Co Ltd A Shares (China)	1,002,333	22,398,337
		24,201,507
Electrical Equipment - 1.6%
Contemporary Amperex Technology Co Ltd A Shares (China)	6,367,782	399,030,418
Huaming Power Equipment Co Ltd A Shares (China)	2,585,172	8,508,669
Ningbo Deye Technology Corp A Shares (China)	5,355,375	91,527,148
Sieyuan Electric Co Ltd A Shares (China)	5,098,135	152,313,023
		651,379,258
Ground Transportation - 0.1%
Full Truck Alliance Co Ltd ADR	3,549,499	31,306,581
Machinery - 1.0%
Airtac International Group	1,769,000	78,837,461
Neway Valve Suzhou Co Ltd A Shares (China)	3,427,000	29,097,528
Sany Heavy Equipment International Holdings Co Ltd	1,143,577	1,123,600
Sany Heavy Industry Co Ltd A Shares (China)	24,531,200	65,041,896
Shenzhen Inovance Technology Co Ltd A Shares (China)	10,450,411	114,230,542
Sinotruk Hong Kong Ltd	3,436,500	16,338,602
UBTech Robotics Corp Ltd H Shares (b)	717,389	9,355,377
Weichai Power Co Ltd H Shares	15,461,343	82,151,147
Zhuzhou CRRC Times Electric Co Ltd H Shares	1,712,200	8,848,409
		405,024,562
Passenger Airlines - 0.0%
Spring Airlines Co Ltd A Shares (China)	172,500	1,249,215
TOTAL INDUSTRIALS		1,115,463,315
Information Technology - 1.0%
Communications Equipment - 0.1%
Zhongji Innolight Co Ltd A Shares (China)	246,071	42,228,384
Electronic Equipment, Instruments & Components - 0.1%
Victory Giant Technology Huizhou Co Ltd H Shares	1,089,700	59,234,161
Semiconductors & Semiconductor Equipment - 0.6%
Advanced Micro-Fabrication Equipment Inc China A Shares (China)	1,788,353	78,678,281
Anji Microelectronics Technology Shanghai Co Ltd A Shares (China)	606,800	25,489,860
InnoScience Suzhou Technology Holding Co Ltd H Shares (b)	246,200	2,232,070
Montage Technology Co Ltd A Shares (China)	2,410,916	90,147,682
NAURA Technology Group Co Ltd A Shares (China)	343,940	32,017,364
Xinyi Solar Holdings Ltd	6,916,000	2,356,253
		230,921,510
Software - 0.1%
Knowledge Atlas Technology JSC Ltd H Shares	79,800	16,241,243
Pony AI Inc ADR (b)	1,776,200	17,815,286
		34,056,529
Technology Hardware, Storage & Peripherals - 0.1%
Lenovo Group Ltd	8,210,000	25,160,061
Xiaomi Corp B Shares (b)(d)(e)	8,903,025	31,885,943
		57,046,004
TOTAL INFORMATION TECHNOLOGY		423,486,588
Materials - 1.1%
Construction Materials - 0.0%
Anhui Conch Cement Co Ltd H Shares	7,056,543	17,135,093
Metals & Mining - 1.1%
Aluminum Corp of China Ltd A Shares (China)	61,753,800	104,227,363
Chuangxin Industries Holdings Ltd H Shares	5,956,566	14,144,840
JCHX Mining Management Co Ltd A Shares (China)	2,822,500	30,943,735
MMG Ltd (b)	60,204,348	67,679,861
Zijin Mining Group Co Ltd A Shares (China)	31,721,379	142,708,115
Zijin Mining Group Co Ltd H Shares	19,791,061	82,781,582
		442,485,496
Paper & Forest Products - 0.0%
Lee & Man Paper Manufacturing Ltd	2,374,000	917,865
TOTAL MATERIALS		460,538,454
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
China Overseas Land & Investment Ltd	4,251,000	8,472,817
Longfor Group Holdings Ltd (d)(e)	2,920,000	2,924,881
TOTAL REAL ESTATE		11,397,698
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
China Longyuan Power Group Corp Ltd H Shares	2,753,000	2,378,212
TOTAL CHINA		5,179,134,947
COLOMBIA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Aris Mining Corp (b)	2,974,098	53,888,201
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mines Ltd Class A (b)(c)	1,593,102	14,109,292
COTE D'IVOIRE - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Endeavour Mining PLC (c)	446,174	27,958,490
FRANCE - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Gaztransport Et Technigaz SA	263,500	60,823,853
GEORGIA - 0.1%
Financials - 0.1%
Banks - 0.1%
TBC Bank Group PLC	721,426	43,738,928
GERMANY - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
BioNTech SE ADR (b)	244,800	23,488,560
GREECE - 0.7%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Allwyn AG	35,000	514,711
Financials - 0.7%
Banks - 0.7%
Eurobank SA	27,602,884	128,494,252
National Bank of Greece SA	7,931,690	137,153,832
Optima bank SA	2,483,720	30,824,196
TOTAL FINANCIALS		296,472,280
TOTAL GREECE		296,986,991
HONG KONG - 0.3%
Financials - 0.2%
Capital Markets - 0.1%
Hong Kong Exchanges & Clearing Ltd	558,400	28,511,883
Insurance - 0.1%
AIA Group Ltd	5,659,200	59,394,557
TOTAL FINANCIALS		87,906,440
Industrials - 0.1%
Machinery - 0.1%
Techtronic Industries Co Ltd	2,139,500	31,750,290
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Cowell e Holdings Inc (b)	706,000	2,554,857
Real Estate - 0.0%
Retail REITs - 0.0%
Link REIT	460,500	2,372,748
TOTAL HONG KONG		124,584,335
HUNGARY - 1.0%
Financials - 0.7%
Banks - 0.7%
OTP Bank Nyrt	2,247,245	307,869,477
Health Care - 0.3%
Pharmaceuticals - 0.3%
Richter Gedeon Nyrt	3,129,138	132,411,568
TOTAL HUNGARY		440,281,045
INDIA - 3.5%
Communication Services - 0.3%
Media - 0.0%
Affle 3i Ltd (b)	523,256	8,057,294
Wireless Telecommunication Services - 0.3%
Bharti Airtel Ltd	5,945,954	114,463,213
TOTAL COMMUNICATION SERVICES		122,520,507
Consumer Discretionary - 0.2%
Automobiles - 0.1%
Eicher Motors Ltd	293,814	22,194,538
Mahindra & Mahindra Ltd	378,682	12,138,869
		34,333,407
Broadline Retail - 0.0%
Meesho	9,748,405	18,807,311
Hotels, Restaurants & Leisure - 0.1%
Eternal Ltd (b)	13,036,500	34,382,551
Specialty Retail - 0.0%
Lenskart Solutions Ltd (b)	90,600	499,535
TOTAL CONSUMER DISCRETIONARY		88,022,804
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Coal India Ltd	7,935,309	38,244,164
Reliance Industries Ltd	9,062,816	126,026,655
TOTAL ENERGY		164,270,819
Financials - 1.5%
Banks - 1.2%
Axis Bank Ltd	1,933,336	26,180,719
HDFC Bank Ltd/Gandhinagar	22,403,595	175,566,747
ICICI Bank Ltd	13,083,488	172,935,656
Kotak Mahindra Bank Ltd	6,050,600	24,467,325
State Bank of India	9,531,298	96,747,540
		495,897,987
Capital Markets - 0.1%
360 ONE WAM Ltd	3,153,700	36,662,053
HDFC Asset Management Co Ltd (d)(e)	280,524	7,896,067
		44,558,120
Consumer Finance - 0.2%
Bajaj Finance Ltd	7,254,700	69,351,450
Five-Star Business Finance Ltd	2,342,156	10,973,695
		80,325,145
Insurance - 0.0%
SBI Life Insurance Co Ltd (d)(e)	1,109,400	21,369,465
TOTAL FINANCIALS		642,150,717
Health Care - 0.1%
Health Care Providers & Services - 0.1%
Max Healthcare Institute Ltd	2,715,987	27,588,665
Industrials - 0.6%
Aerospace & Defense - 0.1%
Bharat Electronics Ltd	5,004,800	21,636,897
Hindustan Aeronautics Ltd (e)	295,100	13,367,555
		35,004,452
Construction & Engineering - 0.5%
Larsen & Toubro Ltd	4,388,475	188,291,952
Professional Services - 0.0%
Computer Age Management Services Ltd	1,962,000	16,344,837
TOTAL INDUSTRIALS		239,641,241
Information Technology - 0.0%
IT Services - 0.0%
Tata Consultancy Services Ltd	1,158,730	27,549,260
Materials - 0.2%
Construction Materials - 0.2%
JK Cement Ltd	876,200	47,687,930
Metals & Mining - 0.0%
Tata Steel Ltd	9,253,650	20,260,438
TOTAL MATERIALS		67,948,368
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
NTPC Ltd	20,552,914	83,695,637
TOTAL INDIA		1,463,388,018
INDONESIA - 0.5%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telkom Indonesia Persero Tbk PT	107,964,632	18,176,000
Consumer Staples - 0.1%
Food Products - 0.1%
Indofood CBP Sukses Makmur Tbk PT	35,111,700	13,950,367
Indofood Sukses Makmur Tbk PT	52,835,700	20,474,943
TOTAL CONSUMER STAPLES		34,425,310
Financials - 0.4%
Banks - 0.4%
Bank Central Asia Tbk PT	479,680,413	153,278,850
TOTAL INDONESIA		205,880,160
ITALY - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Brunello Cucinelli SpA (c)	125,900	12,112,168
JAPAN - 0.2%
Industrials - 0.2%
Machinery - 0.2%
Komatsu Ltd	2,005,900	81,916,360
KAZAKHSTAN - 0.4%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
NAC Kazatomprom JSC GDR (e)	689,036	49,817,303
Financials - 0.3%
Consumer Finance - 0.3%
Kaspi.KZ JSC ADR	1,175,211	106,239,074
TOTAL KAZAKHSTAN		156,056,377
KOREA (SOUTH) - 11.6%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
KT Corp	204,075	7,164,974
Entertainment - 0.0%
HYBE Co Ltd	131,900	19,231,865
Interactive Media & Services - 0.1%
Webtoon Entertainment Inc (b)(c)	2,796,330	34,366,896
TOTAL COMMUNICATION SERVICES		60,763,735
Consumer Discretionary - 0.6%
Automobile Components - 0.3%
Hyundai Mobis Co Ltd	238,714	121,504,690
Automobiles - 0.3%
Hyundai Motor Co	201,257	96,436,896
Kia Corp	439,140	49,244,450
		145,681,346
TOTAL CONSUMER DISCRETIONARY		267,186,036
Consumer Staples - 0.3%
Personal Care Products - 0.2%
APR Corp/Korea	395,495	103,667,212
Tobacco - 0.1%
KT&G Corp	179,042	21,916,729
TOTAL CONSUMER STAPLES		125,583,941
Financials - 0.4%
Banks - 0.3%
KB Financial Group Inc	545,820	54,616,871
Shinhan Financial Group Co Ltd	876,627	54,461,325
Woori Financial Group Inc	1,168,953	23,089,759
		132,167,955
Capital Markets - 0.1%
Korea Investment Holdings Co Ltd	207,549	32,669,177
Insurance - 0.0%
Seoul Guarantee Insurance Co	430,082	12,441,978
TOTAL FINANCIALS		177,279,110
Health Care - 0.1%
Biotechnology - 0.0%
Samsung Episholdings Co Ltd	1	321
Life Sciences Tools & Services - 0.1%
Samsung Biologics Co Ltd (b)(d)(e)	57,356	51,811,796
TOTAL HEALTH CARE		51,812,117
Industrials - 1.2%
Aerospace & Defense - 0.3%
Hanwha Aerospace Co Ltd	28,581	22,219,248
Korea Aerospace Industries Ltd	836,243	93,276,136
		115,495,384
Electrical Equipment - 0.0%
LS Electric Co Ltd	74,435	11,913,744
Industrial Conglomerates - 0.9%
Samsung C&T Corp	297,870	85,382,096
SK Square Co Ltd	335,775	274,388,160
		359,770,256
Machinery - 0.0%
Samsung Heavy Industries Co Ltd (b)	448,093	8,300,493
TOTAL INDUSTRIALS		495,479,877
Information Technology - 8.9%
Semiconductors & Semiconductor Equipment - 3.6%
SK Hynix Inc	952,570	1,472,873,917
Technology Hardware, Storage & Peripherals - 5.3%
Samsung Electronics Co Ltd	9,940,316	2,088,398,563
Samsung Electronics Co Ltd GDR (e)	21,541	114,921,235
		2,203,319,798
TOTAL INFORMATION TECHNOLOGY		3,676,193,715
TOTAL KOREA (SOUTH)		4,854,298,531
MALAYSIA - 0.2%
Financials - 0.2%
Banks - 0.2%
CIMB Group Holdings Bhd	37,366,649	70,492,443
MEXICO - 1.4%
Communication Services - 0.3%
Wireless Telecommunication Services - 0.3%
America Movil SAB de CV ADR	4,417,400	112,113,612
America Movil SAB de CV Series B	15,382,308	19,501,824
TOTAL COMMUNICATION SERVICES		131,615,436
Consumer Staples - 0.5%
Beverages - 0.2%
Fomento Economico Mexicano SAB de CV ADR	746,522	88,858,514
Consumer Staples Distribution & Retail - 0.2%
BBB Foods Inc Class A (b)(c)	1,020,295	38,587,557
Grupo Comercial Chedraui SA de CV (c)	2,105,200	11,830,746
Wal-Mart de Mexico SAB de CV Series V	16,859,200	50,955,880
		101,374,183
Food Products - 0.1%
Gruma SAB de CV Series B	1,372,216	23,013,527
TOTAL CONSUMER STAPLES		213,246,224
Financials - 0.2%
Banks - 0.2%
Grupo Financiero Banorte SAB de CV	8,525,153	88,900,179
Materials - 0.3%
Construction Materials - 0.2%
Cemex SAB de CV ADR	6,441,444	84,318,502
Metals & Mining - 0.1%
Grupo Mexico SAB de CV Series B	3,263,065	40,511,167
TOTAL MATERIALS		124,829,669
Real Estate - 0.1%
Industrial REITs - 0.1%
Prologis Property Mexico SA de CV (c)	6,092,292	29,293,042
Real Estate Management & Development - 0.0%
Corp Inmobiliaria Vesta SAB de CV ADR	308,739	10,790,428
TOTAL REAL ESTATE		40,083,470
TOTAL MEXICO		598,674,978
NETHERLANDS - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
BE Semiconductor Industries NV	72,300	23,983,657
NIGERIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Guaranty Trust Holding Co PLC	80,458,753	8,034,761
Guaranty Trust Holding Co PLC (United Kingdom) (c)	124,121,086	12,412,109

TOTAL NIGERIA		20,446,870
PANAMA - 0.0%
Industrials - 0.0%
Passenger Airlines - 0.0%
Copa Holdings SA Class A	147,706	21,105,710
PERU - 0.8%
Financials - 0.7%
Banks - 0.7%
Credicorp Ltd	761,925	261,058,363
Materials - 0.1%
Metals & Mining - 0.1%
Cia de Minas Buenaventura SAA ADR	1,476,591	54,471,442
TOTAL PERU		315,529,805
PHILIPPINES - 0.1%
Industrials - 0.1%
Transportation Infrastructure - 0.1%
International Container Terminal Services Inc	4,296,464	52,520,170
POLAND - 0.3%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Allegro.eu SA (b)(d)(e)	2,988,207	28,644,107
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Dino Polska SA (b)(d)(e)	1,975,039	16,772,924
Financials - 0.2%
Banks - 0.2%
Powszechna Kasa Oszczednosci Bank Polski SA	3,220,427	91,460,393
TOTAL POLAND		136,877,424
RUSSIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gazprom PJSC (Russia) (b)(f)	5,946,277	60
LUKOIL PJSC (b)(f)	345,667	0
LUKOIL PJSC ADR (b)(f)	499,400	5
TOTAL ENERGY		65
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC (b)(f)	3,314,825	0
Sberbank of Russia PJSC (Russia) (b)(f)	617,111	6
Sberbank of Russia PJSC ADR (b)(f)	1,653,549	17
TOTAL FINANCIALS		23
Materials - 0.0%
Chemicals - 0.0%
PhosAgro PJSC (b)(f)	88,909	0
PhosAgro PJSC GDR (b)(e)(f)	1	0
PhosAgro PJSC GDR cancellation restricted shares (b)(e)(f)	1,718	0
TOTAL MATERIALS		0
TOTAL RUSSIA		88
SAUDI ARABIA - 0.8%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Saudi Arabian Oil Co (d)(e)	13,477,637	100,204,144
Financials - 0.6%
Banks - 0.6%
Al Rajhi Bank	9,892,552	175,569,995
Saudi National Bank/The	5,520,997	57,967,085
TOTAL FINANCIALS		233,537,080
TOTAL SAUDI ARABIA		333,741,224
SOUTH AFRICA - 1.9%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
MTN Group Ltd	6,717,038	89,809,056
Consumer Discretionary - 0.5%
Broadline Retail - 0.5%
Naspers Ltd Class N	4,366,482	229,359,926
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Shoprite Holdings Ltd	1,860,949	32,749,947
Financials - 0.7%
Banks - 0.5%
Capitec Bank Holdings Ltd	324,170	89,166,442
Standard Bank Group Ltd (c)	4,793,668	92,946,607
		182,113,049
Financial Services - 0.2%
FirstRand Ltd	17,923,432	102,113,268
TOTAL FINANCIALS		284,226,317
Materials - 0.4%
Chemicals - 0.2%
Sasol Ltd (b)	6,645,242	82,815,385
Metals & Mining - 0.2%
Impala Platinum Holdings Ltd	3,665,589	52,236,353
Pan African Resources PLC	4,351,553	8,069,546
Pan African Resources PLC (South Africa)	6,538,768	12,025,042
Sibanye Stillwater Ltd	4,561,775	13,641,428
		85,972,369
TOTAL MATERIALS		168,787,754
TOTAL SOUTH AFRICA		804,933,000
SWEDEN - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
VEF AB (b)	27,380,500	6,242,319
TAIWAN - 15.7%
Consumer Discretionary - 0.1%
Household Durables - 0.0%
Nien Made Enterprise Co Ltd	140,000	1,414,974
Textiles, Apparel & Luxury Goods - 0.1%
Eclat Textile Co Ltd	2,810,389	30,641,059
TOTAL CONSUMER DISCRETIONARY		32,056,033
Financials - 0.0%
Banks - 0.0%
CTBC Financial Holding Co Ltd	1,998,000	3,847,934
Financial Services - 0.0%
Chailease Holding Co Ltd	1,833,000	6,272,601
TOTAL FINANCIALS		10,120,535
Industrials - 0.5%
Electrical Equipment - 0.3%
Bizlink Holding Inc	2,054,578	136,365,796
Machinery - 0.2%
Hiwin Technologies Corp	5,309,112	65,742,808
TOTAL INDUSTRIALS		202,108,604
Information Technology - 15.1%
Communications Equipment - 0.2%
Accton Technology Corp	1,027,097	79,450,109
Electronic Equipment, Instruments & Components - 2.9%
Chroma ATE Inc	771,130	61,859,286
Delta Electronics Inc	4,995,432	388,802,166
Elite Material Co Ltd	1,520,204	247,769,927
Gold Circuit Electronics Ltd	713,000	29,959,890
Hon Hai Precision Industry Co Ltd	6,170,154	56,763,688
Lotes Co Ltd	898,000	75,752,849
Unimicron Technology Corp	2,303,000	77,343,382
Yageo Corp	12,751,317	299,562,996
		1,237,814,184
Semiconductors & Semiconductor Equipment - 11.7%
ASE Technology Holding Co Ltd	16,625,002	316,731,660
ASPEED Technology Inc	148,000	89,278,666
eMemory Technology Inc	855,962	92,914,956
Globalwafers Co Ltd	68,000	2,197,109
Grand Process Technology Corp	201,000	22,074,553
MediaTek Inc	4,065,001	557,718,034
Novatek Microelectronics Corp	508,000	7,713,631
Taiwan Semiconductor Manufacturing Co Ltd	51,874,126	3,832,285,166
		4,920,913,775
Technology Hardware, Storage & Peripherals - 0.3%
Asia Vital Components Co Ltd	589,000	49,967,690
Asustek Computer Inc	236,000	5,717,069
Quanta Computer Inc	427,000	4,607,913
Wiwynn Corp	321,000	55,639,046
		115,931,718
TOTAL INFORMATION TECHNOLOGY		6,354,109,786
TOTAL TAIWAN		6,598,394,958
THAILAND - 0.1%
Financials - 0.1%
Banks - 0.1%
Kasikornbank PCL	6,267,658	38,715,404
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Airports of Thailand PCL	12,207,181	20,726,698
TOTAL THAILAND		59,442,102
TURKEY - 0.8%
Financials - 0.1%
Banks - 0.1%
Yapi ve Kredi Bankasi AS (b)	55,783,000	40,306,900
Industrials - 0.7%
Aerospace & Defense - 0.2%
Aselsan Elektronik Sanayi Ve Ticaret AS	10,687,052	88,550,325
Electrical Equipment - 0.5%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	25,073,947	170,876,775
Transportation Infrastructure - 0.0%
TAV Havalimanlari Holding AS (b)	2,917,599	16,005,089
TOTAL INDUSTRIALS		275,432,189
TOTAL TURKEY		315,739,089
UNITED ARAB EMIRATES - 0.6%
Energy - 0.4%
Energy Equipment & Services - 0.1%
ADNOC Drilling Co PJSC	35,492,730	57,590,774
Oil, Gas & Consumable Fuels - 0.3%
Adnoc Gas PLC	88,821,700	82,943,136
TOTAL ENERGY		140,533,910
Financials - 0.1%
Banks - 0.1%
Abu Dhabi Commercial Bank PJSC	15,376,738	57,352,457
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Aldar Properties PJSC	5,850,409	12,423,618
Emaar Properties PJSC	6,724,600	21,566,466
TOTAL REAL ESTATE		33,990,084
TOTAL UNITED ARAB EMIRATES		231,876,451
UNITED STATES - 0.7%
Energy - 0.1%
Energy Equipment & Services - 0.1%
Tenaris SA ADR (c)	871,500	53,100,495
Health Care - 0.1%
Biotechnology - 0.1%
BeOne Medicines Ltd H Shares (b)	1,302,528	29,384,955
Legend Biotech Corp ADR (b)(c)	639,300	17,363,388
TOTAL HEALTH CARE		46,748,343
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.3%
Cerebras Systems Inc Class A (b)	12,600	2,986,074
NVIDIA Corp	543,900	114,839,046
		117,825,120
Software - 0.1%
Synopsys Inc (b)	73,400	34,910,508
TOTAL INFORMATION TECHNOLOGY		152,735,628
Materials - 0.1%
Metals & Mining - 0.1%
Aura Minerals Inc	358,101	27,670,464
TOTAL UNITED STATES		280,254,930
ZAMBIA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
First Quantum Minerals Ltd (b)	1,128,562	34,741,357
TOTAL COMMON STOCKS (Cost $14,710,216,434)		24,558,189,428

International Equity Funds - 36.0%
	Shares	Value ($)
Fidelity Advisor China Region Fund - Class Z (g)	5,544,051	403,052,474
Fidelity SAI Emerging Markets Index Fund (g)	98,655,622	2,175,356,457
Fidelity SAI Emerging Markets Low Volatility Index Fund (g)	168,974,225	2,252,426,422
Fidelity SAI Emerging Markets Momentum Index Fund (g)	35,837,460	487,389,450
Fidelity SAI Emerging Markets Value Index Fund (g)	444,043,383	9,808,918,324
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $9,870,786,314)		15,127,143,127

Non-Convertible Preferred Stocks - 0.4%
	Shares	Value ($)
KOREA (SOUTH) - 0.4%
Information Technology - 0.4%
Technology Hardware, Storage & Peripherals - 0.4%
Samsung Electronics Co Ltd non-voting shares	1,164,761	156,320,445
RUSSIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC (b)(f)	2,462,434	25
Sberbank of Russia PJSC (b)(f)	3,791,522	0

TOTAL RUSSIA		25
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $128,086,769)		156,320,470

U.S. Treasury Obligations - 0.1%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 6/11/2026 (i)	3.63 to 3.64	9,900,000	9,890,048
US Treasury Bills 0% 6/25/2026 (i)	3.61 to 3.65	15,040,000	15,003,608
US Treasury Bills 0% 6/4/2026 (i)	3.62	2,060,000	2,059,372
US Treasury Bills 0% 7/2/2026 (i)	3.62 to 3.66	29,810,000	29,717,204
US Treasury Bills 0% 7/30/2026 (i)	3.61 to 3.63	2,200,000	2,186,895
US Treasury Bills 0% 8/13/2026 (i)	3.58 to 3.63	3,090,000	3,067,506
US Treasury Bills 0% 8/20/2026 (i)	3.60 to 3.62	13,100,000	12,995,370
US Treasury Bills 0% 8/6/2026 (i)	3.63	4,440,000	4,410,539
TOTAL U.S. TREASURY OBLIGATIONS (Cost $79,332,008)			79,330,542

Money Market Funds - 5.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	3.67	591,909,869	592,028,251
Fidelity Securities Lending Cash Central Fund (j)(k)	3.67	141,116,613	141,130,724
Invesco Government & Agency Portfolio Institutional Class (l)	3.55	1,527,880,906	1,527,880,906
TOTAL MONEY MARKET FUNDS (Cost $2,261,019,738)			2,261,039,881

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $27,049,441,263)	42,182,023,448
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(181,265,978)
NET ASSETS - 100.0%	42,000,757,470

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI Emerging Markets Index Contracts (United States)	18,940	6/2026	1,655,829,500	166,405,645

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $573,992,377 or 1.4% of net assets.

(e)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $752,098,470 or 1.8% of net assets.

(f)	Level 3 security.
(g)	Affiliated fund.
(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $79,236,769.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.
(l)	The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	240,382,367	4,965,186,298	4,613,536,690	12,258,892	(3,724)	-	592,028,251	591,909,869	0.9%
Fidelity Securities Lending Cash Central Fund	182,642,111	2,127,120,516	2,168,629,844	1,409,660	(2,059)	-	141,130,724	141,116,613	0.4%
Total	423,024,478	7,092,306,814	6,782,166,534	13,668,552	(5,783)	-	733,158,975

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Advisor China Region Fund - Class Z	159,406,093	90,058,998	-	6,058,998	-	153,587,383	403,052,474	5,544,051
Fidelity SAI Emerging Markets Index Fund	2,459,468,029	1,053,246,504	2,568,513,077	86,824,139	659,977,871	571,177,130	2,175,356,457	98,655,622
Fidelity SAI Emerging Markets Low Volatility Index Fund	1,516,874,526	474,800,374	20,000,000	122,800,375	(540,885)	281,292,407	2,252,426,422	168,974,225
Fidelity SAI Emerging Markets Momentum Index Fund	-	379,170,711	-	170,711	-	108,218,739	487,389,450	35,837,460
Fidelity SAI Emerging Markets Value Index Fund	5,479,227,687	1,016,965,711	89,000,000	272,965,710	10,874,825	3,390,850,101	9,808,918,324	444,043,383
	9,614,976,335	3,014,242,298	2,677,513,077	488,819,933	670,311,811	4,505,125,760	15,127,143,127

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	1,316,216,689	448,045,366	868,171,323	-
Consumer Discretionary	1,760,783,055	1,018,205,125	742,577,930	-
Consumer Staples	555,670,621	555,670,621	-	-
Energy	941,197,008	941,196,943	-	65
Financials	4,134,415,207	3,300,640,499	833,774,685	23
Health Care	633,662,993	633,662,993	-	-
Industrials	2,591,814,392	2,509,898,032	81,916,360	-
Information Technology	10,681,439,944	6,475,377,114	4,206,062,830	-
Materials	1,642,561,954	1,493,868,788	148,693,166	-
Real Estate	87,844,000	87,844,000	-	-
Utilities	212,583,565	212,583,565	-	-

International Equity Funds	15,127,143,127	15,127,143,127	-	-

Non-Convertible Preferred Stocks
Financials	25	-	-	25
Information Technology	156,320,445	156,320,445	-	-

U.S. Treasury Obligations	79,330,542	-	79,330,542	-

Money Market Funds	2,261,039,881	2,261,039,881	-	-
Total Investments in Securities:	42,182,023,448	35,221,496,499	6,960,526,836	113
Derivative Instruments:

Assets
Futures Contracts	166,405,645	166,405,645	-	-
Total Assets	166,405,645	166,405,645	-	-
Total Derivative Instruments:	166,405,645	166,405,645	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of May 31, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	166,405,645	-
Total Equity Risk	166,405,645	-
Total Value of Derivatives	166,405,645	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of May 31, 2026
Assets
Investment in securities, at value (including securities loaned of $135,335,549) - See accompanying schedule:
Unaffiliated issuers (cost $16,445,516,117)	$26,321,721,346
Fidelity Central Funds (cost $733,138,832)	733,158,975
Other affiliated issuers (cost $9,870,786,314)	15,127,143,127

Total Investment in Securities (cost $27,049,441,263)		$42,182,023,448
Foreign currency held at value (cost $8,233,901)		8,243,730
Receivable for investments sold		44,412,270
Receivable for fund shares sold		47,893,999
Dividends receivable		58,439,107
Interest receivable		2,016
Distributions receivable from Fidelity Central Funds		1,873,904
Prepaid expenses		55,969
Other receivables		2,439,514
Total assets		42,345,383,957
Liabilities
Payable for investments purchased	$175,754,103
Payable for fund shares redeemed	17,319,244
Accrued management fee	6,901,788
Payable for variation margin on futures contracts	1,953,627
Other payables and accrued expenses	1,565,999
Collateral on securities loaned	141,131,726
Total liabilities		344,626,487
Net Assets		$42,000,757,470
Net Assets consist of:
Paid in capital		$25,521,966,766
Total accumulated earnings (loss)		16,478,790,704
Net Assets		$42,000,757,470
Net Asset Value, offering price and redemption price per share ($42,000,757,470 ÷ 2,051,803,721 shares)		$20.47
Statement of Operations
Year ended May 31, 2026
Investment Income
Dividends:
Unaffiliated issuers		$440,463,103
Affiliated issuers		421,850,412
Interest		1,799,052
Income from Fidelity Central Funds (including $1,409,660 from security lending)		13,668,552
Security lending		1,534
Income before foreign taxes withheld		$877,782,653
Less foreign taxes withheld		(40,485,764)
Total income		837,296,889
Expenses
Management fee	$146,551,055
Custodian fees and expenses	4,000,606
Independent trustees' fees and expenses	128,461
Registration fees	935,004
Audit fees	118,766
Legal	27,851
Miscellaneous	97,516
Total expenses before reductions	151,859,259
Expense reductions	(81,272,698)
Total expenses after reductions		70,586,561
Net Investment income (loss)		766,710,328
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $12,097)	1,447,520,824
Fidelity Central Funds	(5,783)
Other affiliated issuers	670,311,811
Foreign currency transactions	(21,727,229)
Futures contracts	373,186,861
Capital gain distributions from underlying funds:
Affiliated issuers	66,969,521
Total net realized gain (loss)		2,536,256,005
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Underlying funds (net of decrease in deferred foreign taxes of $21,173,030)	7,885,552,330
Affiliated issuers	4,505,125,760
Assets and liabilities in foreign currencies	86,880
Futures contracts	147,208,031
Total change in net unrealized appreciation (depreciation)		12,537,973,001
Net gain (loss)		15,074,229,006
Net increase (decrease) in net assets resulting from operations		$15,840,939,334
Statement of Changes in Net Assets

	Year ended May 31, 2026	Year ended May 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$766,710,328	$523,072,465
Net realized gain (loss)	2,536,256,005	(137,204,302)
Change in net unrealized appreciation (depreciation)	12,537,973,001	1,621,610,299
Net increase (decrease) in net assets resulting from operations	15,840,939,334	2,007,478,462
Distributions to shareholders	(829,769,609)	(456,626,152)

Share transactions
Proceeds from sales of shares	12,470,402,966	12,332,654,893
Reinvestment of distributions	828,058,373	455,621,044
Cost of shares redeemed	(11,346,051,557)	(4,367,169,810)

Net increase (decrease) in net assets resulting from share transactions	1,952,409,782	8,421,106,127
Total increase (decrease) in net assets	16,963,579,507	9,971,958,437

Net Assets
Beginning of period	25,037,177,963	15,065,219,526
End of period	$42,000,757,470	$25,037,177,963

Other Information
Shares
Sold	766,618,083	981,238,525
Issued in reinvestment of distributions	53,085,128	37,131,418
Redeemed	(679,659,068)	(343,383,859)
Net increase (decrease)	140,044,143	674,986,084

Financial Highlights
Strategic Advisers® Fidelity® Emerging Markets Fund

Years ended May 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$13.10	$12.18	$10.81	$11.81	$15.70
Income from Investment Operations
Net investment income (loss) A,B	.38	.33	.31	.29	.26
Net realized and unrealized gain (loss)	7.40	.88	1.39	(1.03)	(3.50)
Total from investment operations	7.78	1.21	1.70	(.74)	(3.24)
Distributions from net investment income	(.41)	(.29)	(.33)	(.26)	(.24)
Distributions from net realized gain	-	-	-	-	(.40)
Total distributions	(.41)	(.29)	(.33)	(.26)	(.65) C
Net asset value, end of period	$20.47	$13.10	$12.18	$10.81	$11.81
Total Return D	60.37%	10.11%	15.88%	(6.28)%	(21.40)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.47%	.46%	.45%	.47%	.50%
Expenses net of fee waivers, if any	.22%	.21%	.20%	.22%	.25%
Expenses net of all reductions, if any	.22%	.21%	.20%	.22%	.25%
Net investment income (loss)	2.37%	2.61%	2.69%	2.72%	1.89%
Supplemental Data
Net assets, end of period (000 omitted)	$42,000,757	$25,037,178	$15,065,220	$8,379,733	$8,996,224
Portfolio turnover rate G	53%	53%	33%	43%	29%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended May 31, 2026

1. Organization.
Strategic Advisers Fidelity Emerging Markets Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to certain managed account clients of Strategic Advisers LLC (Strategic Advisers), an affiliate of Fidelity Management & Research Company LLC (FMR). The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of May 31, 2026, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the underlying funds, futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$15,482,659,030
Gross unrealized depreciation	(855,808,954)
Net unrealized appreciation (depreciation)	$14,626,850,076
Tax Cost	$27,555,173,372

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$415,322,225
Undistributed long-term capital gain	$1,436,660,762
Net unrealized appreciation (depreciation) on securities and other investments	$14,626,975,875

The tax character of distributions paid was as follows:

	May 31, 2026	May 31, 2025
Ordinary Income	$829,769,609	$456,626,152

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
3. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily. Subsequent payments from or to a fund are made or as needed depending on the fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Strategic Advisers Fidelity Emerging Markets Fund	17,818,410,584	16,322,302,967
5. Fees and Other Transactions with Affiliates.
Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month to the aggregate of the fee rates, payable monthly by the investment adviser, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.20% of the Fund's average net assets. For the reporting period, the total annual management fee rate was .45% of the Fund's average net assets.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Sub-Advisers. FIAM LLC (an affiliate of the investment adviser) and FIL Investment Advisors each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid as described in the Management Fee note.

Fidelity Diversifying Solutions LLC (an affiliate of the investment adviser) and Geode Capital Management, LLC (Geode) have been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, these sub-advisers have not been allocated any portion of the Fund's assets. These sub-advisers in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Strategic Advisers Fidelity Emerging Markets Fund	$46,495

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Strategic Advisers Fidelity Emerging Markets Fund	6,062

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.
	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Strategic Advisers Fidelity Emerging Markets Fund	156,532,525	95,716,494	1,685,811

Prior Fiscal Year Affiliated Exchanges In-Kind. During the prior period, the Fund redeemed shares of Fidelity Emerging Markets Fund, in exchange for investments and cash, if any, as noted in the table below. The Fund had a net realized gain of $131,098,030 on the Fund's redemptions of Fidelity Emerging Markets Fund, which is included in "Net Realized gain (loss)" in the accompanying Statement of Changes in Net Assets. The Fund recognized a net gain on the exchanges for federal income tax purposes.

Fund Name	Value of Investments ($)	Net realized gain (loss) ($)	Shares redeemed
Fidelity Emerging Markets Fund	2,050,506,768	131,098,030	50,742,558

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Strategic Advisers Fidelity Emerging Markets Fund	2,022
6. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Strategic Advisers Fidelity Emerging Markets Fund	36,133
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

Total Security Lending Fees Paid to NFS ($)
Strategic Advisers Fidelity Emerging Markets Fund	150,254

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Strategic Advisers Fidelity Emerging Markets Fund	318,435
9. Expense Reductions.
The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2028. During the period, this waiver reduced the Fund's management fee by $ 80,984,199. Expense reductions also include certain voluntary fee discount arrangements, which are currently in effect for the Fund. During the period, these voluntary arrangements amounted to $276,365.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $12,134.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	Strategic Advisers Fidelity Emerging Markets Fund
Fidelity China Region Fund	15%
Fidelity SAI Emerging Markets Index Fund	47%
Fidelity SAI Emerging Markets Low Volatility Index Fund	69%
Fidelity SAI Emerging Markets Value Index Fund	77%
Fidelity SAI Emerging Markets Momentum Index Fund	80%
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Rutland Square Trust II and Shareholders of Strategic Advisers Fidelity Emerging Markets Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Strategic Advisers Fidelity Emerging Markets Fund (one of the funds constituting Fidelity Rutland Square Trust II, referred to hereafter as the "Fund") as of May 31, 2026, the related statement of operations for the year ended May 31, 2026, the statement of changes in net assets for each of the two years in the period ended May 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2026 and the financial highlights for each of the five years in the period ended May 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2026 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
July 15, 2026
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended May 31, 2026, $1,489,126,985, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates $18,671,035 of distributions paid during the fiscal year ended 2026 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 27.89% and 40.79% of the dividends distributed in July and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are $0.1054 and $0.0506 for the dividend paid July 14, 2025.

The fund will notify shareholders in the first quarter of 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9890707.107
STE-ANN-0726
Strategic Advisers® Fidelity® Core Income Fund

Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public

Annual Report
May 31, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Strategic Advisers® Fidelity® Core Income Fund
Schedule of Investments May 31, 2026
Showing Percentage of Net Assets
Asset-Backed Securities - 4.6%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.2%
AIMCO CLO 17 Ltd / AIMCO CLO 17 LLC Series 2024-17A Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.0136% 7/20/2037 (b)(c)(n)	14,150,000	14,166,768
AIMCO CLO 22 Ltd / AIMCO CLO 22 LLC Series 2026-22A Class A1R, CME Term SOFR 3 month Index + 1.2%, 4.8254% 4/19/2039 (b)(c)(n)	15,206,000	15,206,167
Ares LXX CLO Ltd / Ares LXX CLO LLC Series 2025-70A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.9166% 1/25/2039 (b)(c)(n)	11,334,000	11,348,168
Bain Capital Credit CLO Ltd / Bain Capital Credit CLO LLC Series 2025-2A Class A1R, CME Term SOFR 3 month Index + 1.32%, 4.9952% 7/18/2038 (b)(c)(n)	13,075,000	13,098,339
Bain Capital Credit CLO Series 2025-4A Class A1R, CME Term SOFR 3 month Index + 1.23%, 4.9021% 1/21/2039 (b)(c)(n)	13,272,000	13,281,198
Benefit Street Partners CLO XXXV Ltd Series 2026-35A Class AR, CME Term SOFR 3 month Index + 1.2%, 1.2% 7/25/2039 (b)(c)(n)	11,126,000	11,126,000
Blueberry Park CLO Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.35%, 5.0252% 10/20/2037 (b)(c)(n)	12,672,000	12,692,795
Flatiron CLO 26 Ltd / Flatiron CLO 26 LLC Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.33%, 5.0031% 1/15/2038 (b)(c)(n)	11,218,000	11,258,531
Hamlin Park CLO Ltd / Hamlin Park CLO LLC Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.34%, 5.0152% 10/20/2037 (b)(c)(n)	11,370,000	11,392,638
Hartwick Park CLO Ltd Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.16%, 4.8352% 1/20/2037 (b)(c)(n)	10,991,000	10,987,482
Invesco US CLO Ltd Series 2024-3A Class A, CME Term SOFR 3 month Index + 1.51%, 5.1852% 7/20/2037 (b)(c)(n)	12,220,000	12,220,000
Neuberger Berman Loan Advisers Nbla CLO 50 Ltd / Neuberger Berman Ln Series 2026-50A Class AR2, CME Term SOFR 3 month Index + 1.04%, 4.7061% 7/23/2036 (b)(c)(n)	13,300,000	13,306,490
Ocp CLO Aegis Ltd Series 2026-39A Class AR, CME Term SOFR 3 month Index + 1.09%, 4.7695% 4/16/2038 (b)(c)(n)	14,174,000	14,148,983
OCP CLO Ltd / OCP CLO LLC Series 2026-33AR Class A1R, CME Term SOFR 3 month Index + 1.19%, 1.19% 7/20/2039 (b)(c)(n)	10,977,000	10,976,999
Valley Stream Park CLO Ltd / Valley Stream Park CLO LLC Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.19%, 4.8652% 1/20/2037 (b)(c)(n)	19,200,000	19,204,781
TOTAL BAILIWICK OF JERSEY		194,415,339
BERMUDA - 0.0%
RR Ltd Series 2026-25A Class A1A2, CME Term SOFR 3 month Index + 1.18%, 4.8531% 4/15/2041 (b)(c)(n)	8,513,000	8,515,996
CANADA - 0.0%
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (n)	1,735,283	1,741,643
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (n)	7,115,827	7,176,834
Evergreen Credit Card Trust Series 2025-CRT5 Class B, 5.24% 5/15/2029 (n)	980,000	986,750
TOTAL CANADA		9,905,227
GRAND CAYMAN (UK OVERSEAS TER) - 1.1%
AIMCO CDO Series 2026-10AR Class A1R3, CME Term SOFR 3 month Index + 1.19%, 1.19% 7/22/2039 (b)(c)(n)	11,538,000	11,538,000
AIMCO CLO 11 Ltd Series 2024-11A Class A1R2, CME Term SOFR 3 month Index + 1.34%, 5.0204% 7/17/2037 (b)(c)(n)	25,100,000	25,142,319
AIMCO CLO Series 2026-BA Class AR3, CME Term SOFR 3 month Index + 1.2%, 4.8795% 4/16/2037 (b)(c)(n)	32,132,000	32,141,479
Allegro CLO Ltd Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.34%, 5.0152% 7/20/2038 (b)(c)(n)	8,250,000	8,266,484
Ares LIV CLO Ltd Series 2025-54A Class AR2, CME Term SOFR 3 month Index + 1.31%, 4.9831% 7/15/2038 (b)(c)(n)	21,989,000	22,053,274
Ares LV CLO Ltd Series 2024-55A Class A1R2, CME Term SOFR 3 month Index + 1.37%, 5.0431% 10/15/2037 (b)(c)(n)	7,566,000	7,584,272
Ares LVIII CLO Ltd / Ares LVIII CLO LLC Series 2025-58A Class A1R2, CME Term SOFR 3 month Index + 1.24%, 4.9131% 4/15/2038 (b)(c)(n)	11,529,000	11,542,178
Babson CLO Ltd/Cayman Islands Series 2025-1A Class A1R2, CME Term SOFR 3 month Index + 1.26%, 4.9331% 1/15/2038 (b)(c)(n)	7,970,000	7,995,337
Bain Capital Credit CLO Series 2025-5A Class ARR, CME Term SOFR 3 month Index + 1.15%, 4.8252% 4/20/2034 (b)(c)(n)	10,140,000	10,141,927
Barings CLO Ltd Series 2024-4A Class AR, CME Term SOFR 3 month Index + 1.37%, 5.0452% 10/20/2037 (b)(c)(n)	11,089,000	11,116,723
Bbam US CLO I Ltd Series 2025-1A Class D1R, CME Term SOFR 3 month Index + 3%, 6.6731% 3/30/2038 (b)(c)(n)	125,000	125,196
BCRED BSL Static Clo Ltd / LLC Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 4.9171% 7/24/2035 (b)(c)(n)	6,309,071	6,313,966
Benefit Str Partners CLO XXXIII Ltd / Benefit Str Partners CLO XXXIII LLC Series 2026-33A Class AR, CME Term SOFR 3 month Index + 1.19%, 4.8566% 1/25/2039 (b)(c)(n)	11,297,000	11,315,245
Benefit Street Partners CLO 44 Ltd / LLC Series 2025-44A Class A1, CME Term SOFR 3 month Index + 1.22%, 4.8931% 1/15/2039 (b)(c)(n)	11,362,000	11,387,383
Benefit Street Partners CLO Ltd Series 2025-43A Class A, CME Term SOFR 3 month Index + 1.27%, 4.9452% 10/20/2038 (b)(c)(n)	12,249,000	12,282,770
Benefit Street Partners CLO XXII Ltd Series 2025-22A Class ARR, CME Term SOFR 3 month Index + 1.15%, 4.8252% 4/20/2035 (b)(c)(n)	10,670,000	10,676,359
Benefit Street Partners CLO Xxiii Ltd Series 2026-23A Class A1RR, CME Term SOFR 3 month Index + 1.26%, 4.9031% 4/25/2039 (b)(c)(n)	10,828,000	10,845,715
Benefit Street Partners CLO XXV Ltd Series 2025-25A Class A1R, CME Term SOFR 3 month Index + 1%, 4.6731% 1/15/2035 (b)(c)(n)	5,893,000	5,893,018
Blackbird Cap II Aircraft Lease Ltd / Blackbird Cap II Aircraft Lease US LLC Series 2021-1A Class A, 2.443% 7/15/2046 (n)	25,761,270	24,469,616
Buckhorn Park CLO Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.07%, 4.7452% 7/18/2034 (b)(c)(n)	6,900,000	6,904,830
Carlyle US CLO Ltd Series 2024-10A Class A1R, CME Term SOFR 3 month Index + 1.31%, 4.9852% 1/20/2038 (b)(c)(n)	16,231,000	16,244,553
Carlyle US CLO Ltd Series 2024-6A Class E, CME Term SOFR 3 month Index + 5.75%, 9.4166% 10/25/2037 (b)(c)(n)	150,000	149,990
Carlyle US CLO Ltd Series 2025-6A Class A1, CME Term SOFR 3 month Index + 1.22%, 4.8789% 1/20/2039 (b)(c)(n)	12,865,000	12,869,863
Cedar Funding Ltd Series 2024-10A Class AR2, CME Term SOFR 3 month Index + 1.36%, 5.0352% 10/20/2037 (b)(c)(n)	9,231,000	9,246,056
Cedar Funding XII CLO Ltd / Cedar Funding XII CLO LLC Series 2025-12A Class ARR, CME Term SOFR 3 month Index + 1.2%, 4.8666% 1/25/2038 (b)(c)(n)	10,548,000	10,568,358
Cedar Funding XVII CLO Ltd Series 2025-17A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.0252% 7/20/2038 (b)(c)(n)	21,114,000	21,156,186
CIFC Funding Ltd Series 2025-3A Class A1R, CME Term SOFR 3 month Index + 1.23%, 4.9031% 10/15/2038 (b)(c)(n)	21,027,000	21,062,893
CIFC Funding Ltd Series 2025-4A Class D2R, CME Term SOFR 3 month Index + 3.75%, 7.4304% 1/17/2038 (b)(c)(n)	100,000	97,920
CIFC Funding Ltd Series 2025-5A Class A1R2, CME Term SOFR 3 month Index + 1.27%, 4.9431% 10/15/2038 (b)(c)(n)	11,640,000	11,661,941
CIFC Funding Ltd Series 2025-6A Class A1, CME Term SOFR 3 month Index + 1.25%, 4.9161% 10/23/2038 (b)(c)(n)	7,723,000	7,758,711
CIFC Funding Ltd Series 2026-6A Class A1R, CME Term SOFR 3 month Index + 1.21%, 4.8822% 7/15/2039 (b)(c)(n)	13,773,000	13,773,069
Dryden 104 CLO Ltd / Dryden 104 CLO LLC Series 2024-104A Class A1R, CME Term SOFR 3 month Index + 1.29%, 4.9319% 8/20/2034 (b)(c)(n)	6,800,000	6,803,482
Dryden 68 CLO Ltd Series 2024-68A Class ARR, CME Term SOFR 3 month Index + 1.1%, 4.7731% 7/15/2035 (b)(c)(n)	5,800,000	5,804,350
Dryden CLO Ltd Series 2024-83A Class AR, CME Term SOFR 3 month Index + 1.53%, 5.2052% 4/18/2037 (b)(c)(n)	12,450,000	12,463,048
Dryden CLO Ltd Series 2024-85A Class A1R2, CME Term SOFR 3 month Index + 1.38%, 5.0531% 7/15/2037 (b)(c)(n)	17,132,000	17,159,411
Eaton Vance CLO Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.39%, 5.0631% 10/15/2037 (b)(c)(n)	11,494,000	11,501,276
Eaton Vance CLO Ltd Series 2024-2A Class AR2, CME Term SOFR 3 month Index + 1.38%, 5.0531% 10/15/2037 (b)(c)(n)	11,970,000	11,974,991
Flat Series 2025-30A Class A1, CME Term SOFR 3 month Index + 1.16%, 4.8331% 4/15/2038 (b)(c)(n)	11,507,000	11,530,819
Flatiron CLO 20 Ltd / Flatiron CLO 20 LLC Series 2025-1A Class A1R2, CME Term SOFR 3 month Index + 1.24%, 4.8819% 11/20/2038 (b)(c)(n)	23,429,000	23,473,281
Flatiron CLO 28 Ltd / Flatiron CLO LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.08%, 4.7531% 7/15/2036 (b)(c)(n)	13,800,000	13,800,000
Flatiron CLO 31 Ltd Series 2025-31A Class A1, CME Term SOFR 3 month Index + 1.2%, 4.8969% 1/18/2039 (b)(c)(n)	11,335,000	11,338,695
Flatiron CLO 32 Ltd Series 2025-32A Class A1, CME Term SOFR 3 month Index + 1.29%, 4.9536% 10/22/2038 (b)(c)(n)	11,629,000	11,690,238
Flatiron CLO Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.0352% 10/19/2037 (b)(c)(n)	15,193,000	15,206,917
Flatiron RR CLO 30 Ltd Series 2025-30A Class E, CME Term SOFR 3 month Index + 5.25%, 8.9231% 4/15/2038 (b)(c)(n)	200,000	200,341
FTAI MRE Cayman Ltd Series 2026-1A Class A, 5.632% 6/15/2051 (n)	13,055,000	13,078,499
GoldenTree Loan Management US CLO 30 Ltd Series 2026-30A Class A, CME Term SOFR 3 month Index + 1.18%, 1.18% 7/20/2039 (b)(c)(n)	13,746,000	13,746,000
Horizon Aircraft Finance I Limited Series 2018-1 Class A, 4.458% 12/15/2038 (n)	6,122,627	6,095,651
Horizon Aircraft Finance Ltd Series 2019-1 Class A, 3.721% 7/15/2039 (n)	5,941,292	5,852,150
Invesco CLO Ltd Series 2025-3A Class A1R, CME Term SOFR 3 month Index + 1.08%, 4.7436% 10/22/2034 (b)(c)(n)	7,000,000	7,000,882
Lakeside Park CLO Ltd / Lakeside Park CLO LLC Series 2025-1A Class A, CME Term SOFR 3 month Index + 1.15%, 4.8231% 4/15/2038 (b)(c)(n)	8,302,000	8,297,799
Madison Park Funding LXVII Ltd / Madison Park Funding LXVI LLC Series 2024-67A Class A1, CME Term SOFR 3 month Index + 1.51%, 5.1766% 4/25/2037 (b)(c)(n)	21,830,000	21,846,089
Madison Park Funding XLV Ltd / Madison Park Funding XLV LLC Series 2024-45A Class ARR, CME Term SOFR 3 month Index + 1.08%, 4.7531% 7/15/2034 (b)(c)(n)	5,800,000	5,801,612
Magnetite CLO Ltd Series 2025-36A Class AR, CME Term SOFR 3 month Index + 1.32%, 4.9866% 7/25/2038 (b)(c)(n)	11,611,000	11,628,115
Magnetite CLO Ltd Series 2025-45A Class A1, CME Term SOFR 3 month Index + 1.15%, 4.8231% 4/15/2038 (b)(c)(n)	8,033,000	8,036,261
Magnetite Ltd Series 2024-41A Class A, CME Term SOFR 3 month Index + 1.29%, 4.9566% 1/25/2038 (b)(c)(n)	9,690,000	9,720,727
Magnetite XXIII Ltd Series 2026-23A Class AR2, CME Term SOFR 3 month Index + 0.99%, 4.6566% 1/25/2035 (b)(c)(n)	7,400,000	7,402,760
Magnetite XXIX Ltd / Magnetite XXIX LLC Series 2024-29A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.0231% 7/15/2037 (b)(c)(n)	13,105,000	13,125,981
Magnetite XXVI Ltd / Magnetite XXVI LLC Series 2025-26A Class AR2, CME Term SOFR 3 month Index + 1.15%, 4.818% 1/25/2038 (b)(c)(n)	10,650,000	10,643,610
Magnetite XXVIII Ltd Series 2025-28A Class A1RR, CME Term SOFR 3 month Index + 1.24%, 4.9131% 1/15/2038 (b)(c)(n)	17,202,000	17,216,278
Morgan Stanley Eaton Vance CLO Ltd / LLC Series 2025-21A Class A1, CME Term SOFR 3 month Index + 1.17%, 4.8431% 4/15/2038 (b)(c)(n)	13,700,000	13,711,631
Morgan Stanley Eaton Vance CLO Ltd Series 2026-20A Class A1R, CME Term SOFR 3 month Index + 1.32%, 4.9952% 1/20/2037 (b)(c)(n)	10,253,000	10,271,722
Neuberger Berman Loan Advisers CLO 25 Ltd Series 2024-25A Class AR2, CME Term SOFR 3 month Index + 1.4%, 5.0752% 7/18/2038 (b)(c)(n)	14,150,000	14,169,202
OCP Aegis CLO Ltd Series 2025-47A Class A1, CME Term SOFR 3 month Index + 1.11%, 4.7821% 1/21/2038 (b)(c)(n)	10,296,000	10,263,640
OCP Clo Ltd Series 2025-44A Class A, CME Term SOFR 3 month Index + 1.3%, 4.9671% 10/24/2038 (b)(c)(n)	12,276,000	12,307,292
OCP CLO Ltd Series 2025-46A Class A, CME Term SOFR 3 month Index + 1.2%, 5.0473% 10/15/2038 (b)(c)(n)	7,990,000	7,989,441
OHA Credit Funding 14-R Ltd Series 2025-14RA Class A, CME Term SOFR 3 month Index + 1.23%, 4.9052% 4/20/2038 (b)(c)(n)	7,584,000	7,596,233
OHA Credit Funding 22 Ltd Series 2025-22A Class A1, CME Term SOFR 3 month Index + 1.33%, 5.0052% 7/20/2038 (b)(c)(n)	6,319,000	6,322,747
OHA Credit Funding 26 Ltd Series 2026-26A Class A1, CME Term SOFR 3 month Index + 1.19%, 1.19% 7/20/2039 (b)(c)(h)(n)	11,867,000	11,867,000
OHA Credit Funding 4 Ltd / OHA Credit Funding 4 LLC Series 2024-4A Class AR2, CME Term SOFR 3 month Index + 1.29%, 4.9536% 1/22/2038 (b)(c)(n)	16,000,000	16,038,576
OHA Credit Funding 6 Ltd Series 2024-6A Class AR2, CME Term SOFR 3 month Index + 1.33%, 5.0052% 10/20/2037 (b)(c)(n)	16,110,000	16,143,557
OHA Credit Partners Ltd Series 2024-18A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.1752% 4/20/2037 (b)(c)(n)	18,840,000	18,860,046
OHA Credit Partners Ltd Series 2024-18A Class A2, CME Term SOFR 3 month Index + 1.65%, 5.3252% 4/20/2037 (b)(c)(n)	1,300,000	1,301,020
OHA Credit Partners VII Ltd Series 2025-7A Class AR4, CME Term SOFR 3 month Index + 1.14%, 4.7819% 2/20/2038 (b)(c)(n)	10,336,000	10,343,804
OHA Credit Partners XVII Ltd Series 2024-17A Class A, CME Term SOFR 3 month Index + 1.32%, 4.9952% 1/18/2038 (b)(c)(n)	9,640,000	9,659,492
Palmer Square CLO Ltd Series 2025-5A Class A, CME Term SOFR 3 month Index + 1.21%, 4.8852% 10/20/2038 (b)(c)(n)	12,518,000	12,521,680
Palmer Square CLO Ltd Series 2026-1A Class A, CME Term SOFR 3 month Index + 1.19%, 4.8604% 4/20/2039 (b)(c)(n)	9,887,000	9,896,887
Palmer Square Loan Funding Ltd / Palmer Square Loan Funding LLC Series 2025-2A Class A1, CME Term SOFR 3 month Index + 0.94%, 4.6131% 7/15/2033 (b)(c)(n)	21,028,898	21,028,268
Palmer Square Loan Funding Ltd Series 2025-1A Class A1, CME Term SOFR 3 month Index + 0.8%, 4.4511% 2/15/2033 (b)(c)(n)	9,671,641	9,665,577
Peebles Park CLO Ltd Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 4.9252% 10/20/2038 (b)(c)(n)	14,148,000	14,153,815
Project Silver Series 2019-1 Class A, 3.967% 7/15/2044 (n)	3,177,626	3,092,307
Pstat Series 2026-2A Class A1R, CME Term SOFR 3 month Index + 0.82%, 4.4931% 1/15/2033 (b)(c)(n)	12,362,850	12,362,454
RR 34 Ltd Series 2024-34RA Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.0231% 10/15/2039 (b)(c)(n)	13,007,000	13,040,883
RR 7 Ltd Series 2022-7A Class A1AB, CME Term SOFR 3 month Index + 1.34%, 5.0131% 1/15/2037 (b)(c)(n)	15,740,000	15,750,782
RR Ltd Series 2025-16A Class A1R, CME Term SOFR 3 month Index + 1.05%, 4.7231% 7/15/2036 (b)(c)(n)	10,300,000	10,306,716
RR Ltd Series 2026-44A Class A1A, CME Term SOFR 3 month Index + 1.17%, 4.8424% 4/15/2041 (b)(c)(n)	12,868,000	12,860,331
Sixth Street CLO XIX Ltd Series 2025-19A Class A1R, CME Term SOFR 3 month Index + 1.28%, 4.9604% 7/17/2038 (b)(c)(n)	7,550,000	7,570,159
Sixth Street CLO XVIII Ltd Series 2025-18A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.9304% 10/17/2038 (b)(c)(n)	11,630,000	11,663,843
Sixth Street CLO XX Ltd Series 2025-20A Class A1R, CME Term SOFR 3 month Index + 1.32%, 5.0004% 7/17/2038 (b)(c)(n)	9,562,000	9,589,567
SLAM Ltd / SLAM LLC Series 2021-1A Class A, 2.434% 6/15/2046 (n)	3,495,479	3,320,784
Symphony CLO 43 Ltd Series 2024-43A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.1931% 4/15/2037 (b)(c)(n)	14,100,000	14,100,000
Thunderbolt Aircraft Lease Series 2018-A Class A, 5.96% 9/15/2038 (b)(n)	125,679	125,733
Thunderbolt III Aircraft Lease Ltd Series 2019-1 Class A, 3.671% 11/15/2039 (n)	6,851,320	6,813,928
Trapeza CDO XII Ltd Series 2007-12A Class B, CME Term SOFR 3 month Index + 0.8216%, 4.4714% 4/6/2042 (b)(c)(n)	1,380,000	1,103,135
Voya CLO Ltd / Voya CLO LLC Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.9252% 4/20/2035 (b)(c)(n)	8,170,000	8,177,116
Voya CLO Ltd / Voya CLO LLC Series 2025-2A Class A1RR, CME Term SOFR 3 month Index + 1.31%, 4.9852% 1/20/2038 (b)(c)(n)	3,951,000	3,960,289
Voya CLO Ltd Series 2024-1A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.1931% 4/15/2037 (b)(c)(n)	6,280,000	6,282,945
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		1,058,997,496
IRELAND - 0.0%
Volofin Finance Designated Activity Co Series 2024-1A Class A, 5.935% 6/15/2037 (n)	5,855,603	5,912,076
MULTI-NATIONAL - 0.0%
AIMCO CLO Ltd / AIMCO CLO LLC Series 2026-21A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.9252% 4/18/2039 (b)(c)(n)	15,156,000	15,183,266
Allegro CLO XV Ltd / Allegro CLO VX LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.18%, 4.8552% 4/20/2038 (b)(c)(n)	12,690,000	12,699,492
OCP CLO Ltd Series 2025-15A Class AR, CME Term SOFR 3 month Index + 1.25%, 4.9252% 1/20/2038 (b)(c)(n)	7,637,000	7,657,612
TOTAL MULTI-NATIONAL		35,540,370
UNITED STATES - 3.3%
AASET Ltd / AASET LLC Series 2025-1A Class A, 5.943% 2/16/2050 (n)	10,909,445	10,968,125
AASET Trust Series 2021-1A Class A, 2.95% 11/16/2041 (n)	4,418,380	4,263,134
AASET Trust Series 2021-2A Class A, 2.798% 1/15/2047 (n)	6,530,233	6,209,586
AASET Trust Series 2022-1A Class A, 6% 5/16/2047 (n)	4,484,064	4,482,158
AASET US Ltd / AASET Intl Ltd Series 2024-1A Class A1, 6.261% 5/16/2049 (n)	14,860,713	15,142,862
AASET US Ltd / AASET Intl Ltd Series 2024-1A Class A2, 6.261% 5/16/2049 (n)	13,539,968	13,797,041
ACHV ABS Trust Series 2024-3AL Class A, 5.01% 12/26/2031 (n)	1,369,126	1,376,456
Affirm Asset Securitization Trust Series 2024-B Class A, 4.62% 9/15/2029 (n)	36,000,000	36,056,682
Affirm Master Trust Series 2025-1A Class A, 4.99% 2/15/2033 (n)	10,000,000	10,054,375
Affirm Master Trust Series 2025-2A Class A, 4.67% 7/15/2033 (n)	26,920,000	27,027,360
Affirm Master Trust Series 2025-3A Class A, 4.45% 10/16/2034 (n)	79,320,000	78,833,991
Affirm Master Trust Series 2026-1A Class A, 4.37% 2/15/2034 (n)	29,940,000	29,773,815
Affirm Master Trust Series 2026-1A Class B, 4.57% 2/15/2034 (n)	7,000,000	6,965,516
Affirm Master Trust Series 2026-2A Class A, 4.67% 4/16/2035 (n)	26,690,000	26,646,581
Affirm Master Trust Series 2026-2A Class B, 5.07% 4/16/2035 (n)	3,000,000	2,991,888
Affirm Master Trust Series 2026-2A Class C, 5.26% 4/16/2035 (n)	3,000,000	2,986,784
Ally Auto Receivables Trust Series 2024-1 Class A3, 5.08% 12/15/2028	7,783,276	7,816,649
Altde Trust Series 2025-1A Class A, 5.9% 8/15/2050 (n)	11,598,507	11,622,350
American Express Credit Account Master Trust Series 2024-2 Class A, 5.24% 4/15/2031	7,800,000	7,993,009
American Tower Trust #1 Series 2023, 5.49% 3/15/2053 (n)	5,029,000	5,073,256
Amur Equipment Finance Receivables XIV LLC Series 2024-2A Class A2, 5.19% 7/21/2031 (n)	3,546,172	3,578,032
Amur Equipment Finance Receivables XV LLC Series 2025-1A Class A2, 4.7% 9/22/2031 (n)	2,516,367	2,529,128
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/2040 (n)	611,614	607,478
Apollo Aviation Securitization Equity Trust Series 2020-1A Class B, 4.335% 1/16/2040 (n)	124,492	123,028
ARI Fleet Lease Trust Series 2023-A Class A3, 5.33% 2/17/2032 (n)	3,384,034	3,391,440
ARI Fleet Lease Trust Series 2024-B Class A2, 5.54% 4/15/2033 (n)	2,082,584	2,092,186
ARI Fleet Lease Trust Series 2024-B Class A3, 5.26% 4/15/2033 (n)	7,820,000	7,912,137
ARI Fleet Lease Trust Series 2025-A Class A2, 4.38% 1/17/2034 (n)	4,295,637	4,299,567
ARI Fleet Lease Trust Series 2025-A Class B, 4.7% 1/17/2034 (n)	1,250,000	1,246,513
ARI Fleet Lease Trust Series 2025-B Class A2, 4.59% 3/15/2034 (n)	7,070,747	7,088,334
ARI Fleet Lease Trust Series 2026-A Class A3, 4.09% 11/15/2034 (n)	2,500,000	2,473,222
AutoNation Finance Trust Series 2025-1A Class A2, 4.72% 4/10/2028 (n)	2,426,846	2,428,600
AutoNation Finance Trust Series 2026-1A Class A3, 4.03% 8/12/2030 (n)	7,700,000	7,663,214
Avis Budget Rental Car Funding AESOP LLC Series 2022-1A Class A, 3.83% 8/21/2028 (n)	53,202,000	52,911,358
Avis Budget Rental Car Funding AESOP LLC Series 2022-4A Class A, 4.77% 2/20/2029 (n)	3,525,000	3,537,731
Avis Budget Rental Car Funding AESOP LLC Series 2024-2A Class A, 5.13% 10/20/2028 (n)	8,290,000	8,361,222
Avis Budget Rental Car Funding AESOP LLC Series 2024-3A Class A, 5.23% 12/20/2030 (n)	4,728,000	4,787,172
Avis Budget Rental Car Funding AESOP LLC Series 2025-1A Class A, 4.8% 8/20/2029 (n)	4,510,000	4,521,327
Avis Budget Rental Car Funding AESOP LLC Series 2025-2A Class A, 5.12% 8/20/2031 (n)	9,957,000	10,042,719
Avis Budget Rental Car Funding AESOP LLC Series 2025-3A Class A, 4.17% 2/20/2030 (n)	4,620,000	4,560,104
Avis Budget Rental Car Funding AESOP LLC Series 2025-4A Class A, 4.4% 2/20/2032 (n)	11,850,000	11,597,339
Bankers Healthcare Group Securitization Trust Series 2025-1CON Class A, 4.82% 4/17/2036 (n)	1,558,972	1,552,227
Barings Equipment Finance LLC Series 2025-A Class A3, 4.82% 8/13/2032 (n)	2,500,000	2,525,815
BHG Securitization Trust Series 2026-1CON Class A, 4.81% 6/17/2036 (n)	8,900,000	8,858,846
BHG Series 2025-2CON Class A, 4.84% 9/17/2036 (n)	6,661,417	6,639,210
BofA Auto Trust Series 2024-1A Class A3, 5.35% 11/15/2028 (n)	3,249,449	3,269,780
BofA Auto Trust Series 2025-1A Class A2A, 4.52% 11/22/2027 (n)	3,643,019	3,645,630
BofA Auto Trust Series 2025-1A Class A3, 4.35% 11/20/2029 (n)	8,700,000	8,714,930
CarMax Auto Owner Trust Series 2023-4 Class A3, 6% 7/17/2028	6,974,834	7,032,763
CarMax Auto Owner Trust Series 2024-1 Class A3, 4.92% 10/16/2028	24,202,382	24,304,214
CarMax Auto Owner Trust Series 2024-2 Class A3, 5.5% 1/16/2029	6,890,502	6,949,572
CarMax Auto Owner Trust Series 2024-4 Class A2A, 4.67% 12/15/2027	562,398	562,577
CarMax Auto Owner Trust Series 2024-4 Class A3, 4.6% 10/15/2029	5,440,000	5,461,263
CarMax Auto Owner Trust Series 2025-2 Class A2A, 4.59% 7/17/2028	2,607,074	2,611,520
CarMax Auto Owner Trust Series 2025-3 Class A2A, 4.42% 8/15/2028	3,250,891	3,255,037
Carmax Auto Owner Trust Series 2025-4 Class A3, 3.97% 12/16/2030	13,400,000	13,313,701
Carmax Auto Owner Trust Series 2025-4 Class B, 4.42% 7/15/2031	3,000,000	2,981,586
CarMax Select Receivables Trust Series 2024-A Class A3, 5.4% 11/15/2028	3,576,797	3,597,111
Carmax Select Receivables Trust Series 2026-A Class A2A, 4.03% 12/17/2029	9,100,000	9,082,994
Carmax Select Receivables Trust Series 2026-A Class A3, 3.99% 5/17/2032	4,645,000	4,604,721
Carmax Series 2026-1 Class A3, 4.04% 3/17/2031	17,600,000	17,472,407
Carvana Auto Receivables Trust Series 2025-N1 Class A3, 4.91% 8/10/2029 (n)	6,600,000	6,627,067
Carvana Auto Receivables Trust Series 2025-P4 Class A4, 4.25% 11/10/2031	7,300,000	7,238,322
Carvana Auto Receivables Trust Series 2026-P2 Class A3, 4.77% 4/10/2031	4,840,000	4,859,076
Castlelake Aircraft Securitization Trust Series 2018-1 Class A, 4.125% 6/15/2043 (n)	680,062	673,265
Castlelake Aircraft Securitization Trust Series 2019-1A Class A, 3.967% 4/15/2039 (n)	2,307,011	2,269,652
Castlelake Aircraft Securitization Trust Series 2019-1A Class B, 5.095% 4/15/2039 (n)	3,098,041	3,043,871
CCG Receivables Trust Series 2025-1 Class A2, 4.48% 10/14/2032 (n)	9,798,383	9,824,590
Chase Auto Owner Trust Series 2024-1A Class A3, 5.13% 5/25/2029 (n)	7,886,557	7,934,668
Chase Issuance Trust Series 2023-A2 Class A, 5.08% 9/15/2030	11,940,000	12,156,835
Citibank Credit Card Issuance Trust Series 2018-A7 Class A7, 3.96% 10/13/2030	9,000,000	8,932,941
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/2028 (n)	6,907,463	6,938,269
CNSL Series 2026-1A Class A2, 5.079% 3/20/2056 (n)	17,170,000	16,916,030
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/2047 (n)	32,893,293	32,580,829
DB Master Finance LLC Series 2019-1A Class A23, 4.352% 5/20/2049 (n)	7,930,913	7,770,976
DB Master Finance LLC Series 2021-1A Class A23, 2.791% 11/20/2051 (n)	28,394,060	25,180,963
DB Master Finance LLC Series 2021-1A Class A2I, 2.045% 11/20/2051 (n)	9,345,630	9,242,546
DB Master Finance LLC Series 2021-1A Class A2II, 2.493% 11/20/2051 (n)	16,532,005	15,586,976
DB Master Finance LLC Series 2025-1A Class A2I, 4.891% 8/20/2055 (n)	13,288,225	13,139,314
DB Master Finance LLC Series 2025-1A Class A2II, 5.165% 8/20/2055 (n)	9,218,675	9,107,711
DB Master Finance LLC Series 2026-1A Class A2II, 5.432% 5/20/2056 (n)	8,553,000	8,553,000
DB Master Finance LLC Series 2026-1A, 0% 5/20/2056 (n)	11,735,000	11,735,000
Dell Equipment Finance Trust Series 2025-1 Class A2, 4.68% 7/22/2027 (n)	4,685,823	4,694,720
Dell Equipment Finance Trust Series 2025-1 Class A3, 4.61% 2/24/2031 (n)	8,000,000	8,035,558
Dell Equipment Finance Trust Series 2025-2 Class A2, 4.1% 2/22/2028 (n)	54,612,000	54,615,572
Dell Equipment Finance Trust Series 2025-2 Class A3, 4.12% 3/24/2031 (n)	11,500,000	11,468,560
Dext ABS LLC Series 2025-1 Class A2, 4.59% 8/16/2027 (n)	10,751,947	10,767,159
Dext ABS LLC Series 2025-2 Class A2, 4.1% 4/17/2028 (n)	6,404,649	6,403,790
DLLAA LLC Series 2025-1A Class A3, 4.95% 9/20/2029 (n)	2,300,000	2,319,762
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (n)	3,031,944	3,054,465
DLLAD Series 2023-1A Class A3, 4.79% 1/20/2028 (n)	3,702,806	3,711,088
DLLAD Series 2024-1A Class A3, 5.3% 7/20/2029 (n)	4,098,000	4,147,288
DLLMT LLC Series 2026-1A Class A2, 4.03% 7/20/2028 (n)	8,585,000	8,576,747
DLLMT LLC Series 2026-1A Class A3, 4.2% 12/20/2029 (n)	5,410,000	5,383,045
Domino's Pizza Master Issuer LLC Series 2017-1A Class A23, 4.118% 7/25/2047 (n)	30,988,980	30,801,200
Domino's Pizza Master Issuer LLC Series 2018-1A Class A2II, 4.328% 7/25/2048 (n)	7,988,373	7,957,464
Domino's Pizza Master Issuer LLC Series 2019-1A Class A2, 3.668% 10/25/2049 (n)	36,749,760	35,266,305
Domino's Pizza Master Issuer LLC Series 2021-1A Class A2I, 2.662% 4/25/2051 (n)	15,137,935	14,372,119
Domino's Pizza Master Issuer LLC Series 2021-1A Class A2II, 3.151% 4/25/2051 (n)	9,186,235	8,375,961
Domino's Pizza Master Issuer LLC Series 2025-1A Class A2I, 4.93% 7/25/2055 (n)	11,601,000	11,505,078
Eaton Vance CLO Ltd Series 2024-1A Class AR2, CME Term SOFR 3 month Index + 1.51%, 5.1831% 7/15/2037 (b)(c)(n)	12,310,000	12,310,000
Eff Series 2026-1 Class A3, 4.12% 3/20/2030 (n)	29,500,000	29,298,435
Enterprise Fleet Financing LLC Series 2022-3 Class A3, 4.29% 7/20/2029 (n)	4,969,424	4,970,238
Enterprise Fleet Financing LLC Series 2023-2 Class A3, 5.5% 4/22/2030 (n)	6,050,000	6,102,302
Enterprise Fleet Financing LLC Series 2023-3 Class A2, 6.4% 3/20/2030 (n)	6,510,666	6,561,858
Enterprise Fleet Financing LLC Series 2024-1 Class A3, 5.16% 9/20/2030 (n)	2,802,000	2,833,252
Enterprise Fleet Financing LLC Series 2024-3 Class A3, 4.98% 8/21/2028 (n)	8,040,000	8,096,947
Enterprise Fleet Financing LLC Series 2024-4 Class A3, 4.56% 11/20/2028 (n)	17,233,000	17,294,963
Enterprise Fleet Financing LLC Series 2026-2 Class A3, 4.51% 6/20/2030 (n)	21,900,000	21,891,019
Enterprise Fleet Financing Series 2024-2 Class A3, 5.61% 4/20/2028 (n)	21,587,275	21,779,280
Exeter Automobile Receivables Trust Series 2025-3A Class A3, 4.78% 7/16/2029	14,532,000	14,572,406
Exeter Automobile Receivables Trust Series 2025-4A Class A2, 4.53% 3/15/2028	1,557,993	1,558,959
Exeter Automobile Receivables Trust Series 2025-4A Class B, 4.4% 5/15/2030	13,175,000	13,179,543
Exeter Automobile Receivables Trust Series 2026-1A Class A3, 4.03% 3/15/2030	6,785,000	6,760,741
Exeter Select Automobile Receivables Trust Series 2025-1 Class A2, 4.83% 10/16/2028	588,346	588,998
Exeter Select Automobile Receivables Trust Series 2025-1 Class A3, 4.69% 4/15/2030	9,175,000	9,206,431
Exeter Select Automobile Receivables Trust Series 2025-2 Class A2, 4.54% 6/15/2029	1,028,848	1,030,527
Exeter Select Automobile Receivables Trust Series 2025-2 Class A3, 4.43% 8/15/2030	8,795,000	8,808,036
Exeter Select Automobile Receivables Trust Series 2025-3 Class A3, 4.18% 12/16/2030	9,320,000	9,291,162
Flatiron CLO 23 LLC Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.24%, 4.9204% 4/17/2036 (b)(c)(n)	8,102,000	8,104,236
Flatiron RR CLO 22 LLC Series 2025-2A Class AR, CME Term SOFR 3 month Index + 0.91%, 4.5831% 10/15/2034 (b)(c)(n)	4,400,000	4,397,809
Ford Credit Auto Owner Trust Series 2022-D Class A3, 5.27% 5/17/2027	13,162	13,170
Ford Credit Auto Owner Trust Series 2023-1 Class A, 4.85% 8/15/2035 (n)	2,600,000	2,621,746
Ford Credit Auto Owner Trust Series 2023-2 Class A, 5.28% 2/15/2036 (n)	10,800,000	11,001,784
Ford Credit Auto Owner Trust Series 2024-1 Class A, 4.87% 8/15/2036 (n)	7,820,000	7,906,372
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class A1, 5.29% 4/15/2029 (n)	20,300,000	20,499,379
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class B, 5.48% 4/15/2029 (n)	6,500,000	6,562,086
Ford Credit Floorplan Master Owner Trust Series 2018-4 Class A, 4.06% 11/15/2030	5,400,000	5,354,801
Fordf Series 2025-1 Class A1, 4.63% 4/15/2030	4,985,000	5,007,847
Fordf Series 2025-1 Class B, 4.84% 4/15/2030	2,515,000	2,528,711
Ggam Master Tr Internationa Ltd / LLC Series 2025-1A Class A, 5.923% 9/30/2060 (n)	29,056,214	28,806,322
Gilead Aviation LLC Series 2025-1A Class A, 5.789% 3/15/2050 (n)	20,625,679	20,606,778
GM Financial Consumer Automobile Receivables Trust Series 2023-3 Class A3, 5.45% 6/16/2028	699,146	702,632
GM Financial Revolving Receivables Trust Series 2021-1 Class A, 1.17% 6/12/2034 (n)	5,000,000	4,960,842
GM Financial Revolving Receivables Trust Series 2023-1 Class A, 5.12% 4/11/2035 (n)	6,600,000	6,687,515
GM Financial Revolving Receivables Trust Series 2023-2 Class A, 5.77% 8/11/2036 (n)	9,800,000	10,112,568
GM Financial Revolving Receivables Trust Series 2024-1 Class A, 4.98% 12/11/2036 (n)	3,961,000	4,013,413
GM Financial Revolving Receivables Trust Series 2025-1 Class B, 4.8% 12/11/2037 (n)	750,000	750,289
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A1, 5.34% 6/15/2028 (n)	12,800,000	12,808,076
GMF Floorplan Owner Revolving Trust Series 2023-1 Class B, 5.73% 6/15/2028 (n)	5,700,000	5,710,716
GMF Floorplan Owner Revolving Trust Series 2024-1A Class B, 5.33% 3/15/2029 (n)	3,650,000	3,676,044
GMF Floorplan Owner Revolving Trust Series 2024-2A Class A, 5.06% 3/15/2031 (n)	9,100,000	9,255,715
GMF Floorplan Owner Revolving Trust Series 2024-2A Class B, 5.35% 3/15/2031 (n)	2,600,000	2,634,311
GMF Floorplan Owner Revolving Trust Series 2024-4A Class A1, 4.73% 11/15/2029 (n)	20,800,000	20,937,043
Goldentree Loan Management US CLO Ltd Series 2026-28A Class A, CME Term SOFR 3 month Index + 1.17%, 4.837% 10/20/2039 (b)(c)(n)	7,159,000	7,158,656
GreatAmerica Leasing Receivables Funding LLC Series 2025-1 Class A2, 4.52% 10/15/2027 (n)	6,969,181	6,980,523
GreatAmerica Leasing Receivables Funding LLC Series 2025-2 Class A2, 4.22% 5/15/2028 (n)	4,700,000	4,703,118
GreatAmerica Leasing Receivables Funding LLC Series 2026-1 Class A3, 4.76% 9/16/2030 (n)	3,285,000	3,295,528
Green Lakes Park CLO LLC Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1.18%, 4.8466% 1/25/2038 (b)(c)(n)	23,950,000	23,942,264
GreenSky Home Improvement Trust Series 2024-2 Class A2, 5.25% 10/27/2059 (n)	105,272	105,389
GreenSky Home Improvement Trust Series 2025-3A Class A3, 4.52% 12/27/2060 (n)	2,940,013	2,923,715
HPEFS Equipment Trust Series 2024-2A Class A3, 5.36% 10/20/2031 (n)	4,745,010	4,759,340
Hyundai Auto Lease Securitization Trust Series 2024-B Class A3, 5.41% 5/17/2027 (n)	2,480,943	2,485,288
Hyundai Auto Lease Securitization Trust Series 2024-C Class A3, 4.62% 4/17/2028 (n)	21,200,000	21,248,152
Hyundai Auto Lease Securitization Trust Series 2025-B Class A2A, 4.58% 9/15/2027 (n)	15,214,188	15,241,817
Hyundai Auto Receivables Trust Series 2024-A Class A3, 4.99% 2/15/2029	1,283,769	1,290,271
Jersey Mike's Funding Series 2024-1A Class A2, 5.636% 2/15/2055 (n)	21,887,938	22,103,880
Jersey Mike's Funding Series 2025-1A Class A2, 5.61% 8/16/2055 (n)	8,565,275	8,650,664
John Deere Owner Trust Series 2025-A Class A2A, 4.23% 3/15/2028	8,104,314	8,112,278
Kubota Credit Owner Trust Series 2024-2A Class A3, 5.26% 11/15/2028 (n)	2,483,000	2,503,937
Kubota Credit Owner Trust Series 2026-1A Class A3, 3.87% 5/15/2030 (n)	6,600,000	6,516,621
LAD Auto Receivables Trust Series 2026-1A Class A3, 3.92% 4/15/2031 (n)	5,000,000	4,947,440
M&T Bank Auto Receivables Trust Series 2026-1A Class A3, 4.66% 6/16/2031 (n)	14,800,000	14,861,456
Magnetite XXXVIII Ltd Series 2026-38AR Class A1R, CME Term SOFR 3 month Index + 1.19%, 1.19% 7/15/2039 (b)(c)(n)	11,743,000	11,743,000
MAPS Trust Series 2021-1A Class A, 2.521% 6/15/2046 (n)	3,967,886	3,853,856
Marlette Funding Trust Series 2025-1A Class A, 4.75% 7/16/2035 (n)	628,638	629,080
Mercedes-Benz Auto Lease Trust Series 2024-A Class A3, 5.32% 1/18/2028	12,011,405	12,066,186
Mercedes-Benz Auto Lease Trust Series 2024-A Class A4, 5.32% 2/15/2030	7,800,000	7,865,325
Mercedes-Benz Auto Lease Trust Series 2024-B Class A3, 4.23% 2/15/2028	23,609,836	23,627,767
Mercedes-Benz Auto Receivables Series 2023-1 Class A4, 4.31% 4/16/2029	4,500,000	4,504,658
Mercedes-Benz Auto Receivables Trust Series 2023-2 Class A3, 5.95% 11/15/2028	3,115,046	3,142,299
Merchants Fleet Funding LLC Series 2023-1A Class A, 7.21% 5/20/2036 (n)	3,842,769	3,863,264
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (n)	18,539,845	18,647,185
Merchants Fleet Funding LLC Series 2025-1A Class A, 4.49% 1/20/2039 (n)	29,885,000	29,903,759
Merchants Fleet Funding LLC Series 2025-1A Class B, 4.91% 1/20/2039 (n)	600,000	596,821
MetLife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/2058 (n)	41,863	41,427
MMAF Equipment Finance LLC Series 2023-A Class A3, 5.54% 12/13/2029 (n)	3,884,097	3,929,563
Morgan Stanley ABS Capital I Inc Trust Series 2004-HE7 Class B3, CME Term SOFR 1 month Index + 5.3645%, 8.9488% 8/25/2034 (b)(c)(k)	46,912	75,811
Navigator Aircraft Abs Ltd Series 2025-1 Class A, 5.107% 10/15/2050 (n)	20,478,559	19,987,799
Nissan Auto Lease Trust Series 2026-A Class A3, 3.87% 3/15/2029	8,430,000	8,365,764
Nissan Auto Receivables Owner Trust Series 2023-B Class A3, 5.93% 3/15/2028	2,129,014	2,139,885
Nissan Master Owner Trust Receivable Series 2024-B Class A, 5.05% 2/15/2029 (n)	17,922,000	18,032,733
OCCU Auto Receivables Trust Series 2025-1A Class A3, 4.81% 11/15/2029 (n)	5,700,000	5,729,296
OCP CLO Ltd Series 2025-8RA Class AR2, CME Term SOFR 3 month Index + 1.22%, 4.9004% 10/17/2038 (b)(c)(n)	11,479,000	11,494,956
OneMain Financial Issuance Trust Series 2020-2A Class A, 1.75% 9/14/2035 (n)	19,820,705	19,594,568
Onemain Financial Issuance Trust Series 2021-1A Class A1, 1.55% 6/16/2036 (n)	14,770,000	14,493,755
OneMain Financial Issuance Trust Series 2023-1A Class A, 5.5% 6/14/2038 (n)	4,020,000	4,096,455
OneMain Financial Issuance Trust Series 2024-1A Class A, 5.79% 5/14/2041 (n)	9,860,000	10,213,635
OneMain Financial Issuance Trust Series 2025-1A Class A, 4.82% 7/14/2038 (n)	2,500,000	2,505,814
Oportun Funding Trust Series 2025-1 Class A, 4.96% 8/16/2032 (n)	140,582	140,611
Oportun Issuance Trust Series 2025-B Class A, 4.88% 5/9/2033 (n)	12,300,000	12,310,606
Oportun Issuance Trust Series 2025-C Class A, 4.49% 7/8/2033 (n)	8,200,000	8,170,840
Oportun Issuance Trust Series 2025-D Class A, 4.53% 2/8/2033 (n)	26,700,000	26,580,291
Optn Series 2026-A Class A, 4.32% 1/9/2034 (n)	11,810,000	11,719,059
OWN Equipment Fund I LLC Series 2024-2M Class A, 5.7% 12/20/2032 (n)	22,997,227	23,235,951
PEAC Solutions Receivables LLC Series 2025-1A Class A2, 4.94% 10/20/2028 (n)	5,200,599	5,221,136
PEAC Solutions Receivables LLC Series 2026-1A Class A2, 4.27% 10/20/2028 (n)	12,435,000	12,403,757
PEAC Solutions Receivables LLC Series 2026-1A Class A3, 4.39% 7/20/2033 (n)	6,845,000	6,802,347
Phantom Aviation Series 2026-1A Class A, 5.24% 1/15/2051 (n)	11,860,061	11,540,940
Pk Alift Loan Funding 3 LP Series 2024-1 Class A1, 5.842% 9/15/2039 (n)	3,595,598	3,637,721
Pk Alift Loan Funding 7 LP Series 2025-2 Class A, 4.75% 3/15/2043 (n)	4,846,773	4,777,536
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/2049 (n)	38,038,125	36,434,940
Planet Fitness Master Issuer LLC Series 2022-1A Class A2II, 4.008% 12/5/2051 (n)	9,331,200	8,778,822
Planet Fitness Master Issuer LLC Series 2025-1A Class A2I, 5.274% 12/6/2055 (n)	3,085,000	3,061,661
Post Road Equipment Finance LLC Series 2025-1A Class A2, 4.9% 5/15/2031 (n)	4,398,708	4,422,614
Post Road Equipment Finance LLC Series 2026-1A Class A2, 4.47% 1/18/2033 (n)	11,250,000	11,243,377
PRMI Securitization Trust Series 2024-CMG1 Class A1, U.S. 30-Day Avg. SOFR Index + 1.3%, 5.0992% 7/25/2054 (b)(c)(n)	1,224,398	1,222,043
PRPM Trust Series 2023-RCF2 Class A1, 4% 11/25/2053 (b)(n)	7,846,075	7,744,951
RCKT Mortgage Trust Series 2025-1A Class A, 4.9% 7/25/2034 (n)	1,943,983	1,947,479
RCKTL Series 2025-2A Class A, 4.48% 11/27/2034 (n)	3,996,428	4,001,272
RCO VIII Mortgage LLC Series 2025-3 Class A1, 6.4345% 5/25/2030 (b)(n)	3,439,159	3,441,616
Reach ABS Trust Series 2025-2A Class A, 4.93% 8/18/2032 (n)	11,510,472	11,549,284
Reach ABS Trust Series 2026-1A Class A, 4.32% 2/15/2033 (n)	2,462,355	2,462,789
Reach ABS Trust Series 2026-1A Class B, 4.37% 2/15/2033 (n)	11,700,000	11,643,146
Reach ABS Trust Series 2026-2A Class A, 4.34% 2/15/2035 (n)	8,300,000	8,299,765
Reach ABS Trust Series 2026-2A Class B, 4.81% 2/15/2035 (n)	6,600,000	6,600,632
RKTL Series 2026-1A Class A, 4.07% 2/26/2035 (n)	793,703	792,877
RKTL Series 2026-1A Class B, 4.33% 2/26/2035 (n)	4,830,000	4,790,364
RKTL Series 2026-2A Class A, 4.33% 5/25/2035 (n)	6,015,000	6,015,506
Santander Drive Auto Receivables Trust Series 2025-1 Class A3, 4.74% 1/16/2029	6,632,067	6,642,700
Santander Drive Auto Receivables Trust Series 2025-2 Class A3, 4.67% 8/15/2029	29,300,000	29,372,248
Santander Drive Auto Receivables Trust Series 2025-3 Class A3, 4.38% 1/15/2030	33,220,000	33,295,290
Santander Drive Auto Receivables Trust Series 2026-1 Class A3, 3.93% 7/15/2030	9,860,000	9,790,833
Santander Drive Auto Receivables Trust Series 2026-1 Class B, 4.07% 4/15/2032	4,500,000	4,453,293
SBA Tower Trust Series 2020, 2.328% 7/15/2052 (n)	3,269,000	3,147,844
SBA Tower Trust Series 2021, 1.631% 5/15/2051 (n)	5,173,000	5,108,480
SBNA Auto Lease Trust Series 2024-B Class A3, 5.56% 11/22/2027 (n)	5,949,984	5,959,977
SBNA Auto Lease Trust Series 2024-C Class A3, 4.56% 2/22/2028 (n)	6,813,099	6,821,790
SCLP Series 2025-2 Class A, 4.82% 6/25/2034 (n)	11,182,723	11,212,462
SCLP Series 2025-4 Class A, 4.24% 8/25/2035 (n)	2,443,276	2,442,466
SFAST Series 2025-1A Class A3, 4.75% 7/22/2030 (n)	18,506,000	18,590,715
SFS Auto Receivables Securitization Trust Series 2024-2A Class A3, 5.33% 11/20/2029 (n)	6,073,234	6,116,990
SFS Auto Receivables Securitization Trust Series 2024-3A Class A3, 4.55% 6/20/2030 (n)	34,580,631	34,686,759
SFS Auto Receivables Securitization Trust Series 2025-3A Class A3, 4.12% 4/21/2031 (n)	2,640,000	2,629,130
SFS Auto Receivables Securitization Trust Series 2026-1A Class A2A, 3.91% 8/20/2029 (n)	14,200,000	14,166,393
SFS Auto Receivables Securitization Trust Series 2026-1A Class A3, 3.96% 7/21/2031 (n)	10,800,000	10,680,715
Sfuel Series 2025-BA Class A3, 4.27% 1/22/2029 (n)	30,643,000	30,648,099
SLAM Ltd Series 2025-1A Class A, 5.807% 5/15/2050 (n)	10,427,992	10,467,440
SoFi Consumer Loan Program Trust Series 2025-3 Class A, 4.47% 8/15/2034 (n)	14,362,404	14,384,938
SoFi Consumer Loan Program Trust Series 2026-1 Class A, 4.06% 12/26/2035 (n)	47,876,142	47,817,863
SoFi Consumer Loan Program Trust Series 2026-1 Class B, 4.44% 12/26/2035 (n)	14,000,000	13,893,671
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA Class A2, 4.63% 7/20/2027 (n)	13,627,610	13,649,127
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-CA Class A3, 4.11% 4/20/2029 (n)	6,900,000	6,862,029
Store Master Funding Series 2021-1A Class A1, 2.12% 6/20/2051 (n)	10,729,583	10,096,993
Subway Funding LLC Series 2024-1A Class A23, 6.505% 7/30/2054 (n)	17,322,210	17,113,846
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (n)	40,052,070	40,294,474
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (n)	20,986,410	21,086,394
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (n)	18,202,800	17,456,709
Subway Funding LLC Series 2024-3A Class A2I, 5.246% 7/30/2054 (n)	18,202,800	17,843,309
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (n)	9,101,400	8,844,458
T-Mobile US Trust Series 2025-1A Class A, 4.74% 11/20/2029 (n)	7,000,000	7,041,913
Taco Bell Fdg LLC Series 2025-1A Class A2I, 4.821% 8/25/2055 (n)	19,970,000	19,685,733
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 month Index + 0.9745%, 4.5588% 9/25/2034 (b)(c)	40,131	43,691
Tesla Finance LLC Series 2026-1A Class A, 5.31% 5/20/2052 (n)	18,400,000	18,470,533
Toyota Auto Receivables Owner Trust Series 2023-A Class A4, 4.42% 8/15/2028	4,000,000	4,007,132
Toyota Lease Owner Trust Series 2026-A Class A2A, 3.7% 2/22/2028 (n)	31,200,000	31,115,641
Upg HI Issuer Trust Series 2025-2 Class A, 5% 9/25/2047 (n)	16,364,036	16,319,289
Upg HI Issuer Trust Series 2026-1 Class A, 5.03% 2/25/2048 (n)	4,600,000	4,587,807
Upstart Securitization Trust Series 2026-1 Class A2, 4.3% 3/20/2036 (n)	5,500,000	5,486,199
Upstart Securitization Trust Series 2026-2 Class B, 5.08% 5/20/2036 (n)	8,900,000	8,876,672
UPX HIL Issuer Trust Series 2025-1 Class B, 6.07% 1/25/2047 (n)	5,393,000	5,368,698
USAA Auto Owner Trust Series 2024-A Class A3, 5.03% 3/15/2029 (n)	11,370,147	11,424,005
VCAT Asset Securitization LLC Series 2026-NPL1 Class A1, 5.101% 1/25/2056 (b)(n)	15,463,493	15,378,422
VCAT Asset Securitization LLC Series 2026-NPL2 Class A1, 5.062% 2/25/2056 (n)(o)	17,674,170	17,674,131
Verd Series 2025-1A Class A2, 4.85% 3/13/2028 (n)	2,637,892	2,645,306
Verizon Master Trust Series 2023-4 Class A1A, 5.16% 6/20/2029	10,390,000	10,397,349
Verizon Master Trust Series 2024-2 Class A, 4.83% 12/22/2031 (n)	7,800,000	7,879,172
Verizon Master Trust Series 2025-6 Class A, 4.62% 6/21/2033 (n)	10,000,000	10,042,145
Versus Securitization Trust Series 2026-R1 Class A1, 4.832% 10/25/2067 (b)(n)	1,890,118	1,872,798
Volkswagen Auto Loan Enhanced Trust Series 2023-2 Class A3, 5.48% 12/20/2028	4,898,022	4,940,673
Volvo Financial Equipment LLC Series 2025-1A Class A2, 4.41% 11/15/2027 (n)	849,982	850,940
Westlake Automobile Receivables Trust Series 2025-2A Class A3, 4.51% 5/15/2029 (n)	13,722,000	13,760,194
Westlake Automobile Receivables Trust Series 2025-3A Class A3, 4.22% 6/15/2029 (n)	1,900,000	1,899,929
Westlake Automobile Receivables Trust Series 2026-1A Class A3, 4.01% 7/16/2029 (n)	21,230,000	21,177,184
Wheels Fleet Lease Funding LLC Series 2023-2A Class A, 6.46% 8/18/2038 (n)	4,532,027	4,570,083
Wheels Fleet Lease Funding LLC Series 2024-1A Class A1, 5.49% 2/18/2039 (n)	10,796,367	10,890,367
Wheels Fleet Lease Funding LLC Series 2024-2A Class A1, 4.87% 6/21/2039 (n)	24,313,066	24,460,022
Wheels Fleet Lease Funding LLC Series 2025-1A Class A1, 4.57% 1/18/2040 (n)	14,540,897	14,592,421
Wheels Fleet Lease Funding LLC Series 2025-2A Class A1, 4.41% 5/18/2040 (n)	2,407,692	2,408,316
Wheels Fleet Lease Funding LLC Series 2025-3A Class A1, 4.08% 9/18/2040 (n)	10,500,000	10,440,018
Willis Engine Structured Tr V Series 2020-A Class A, 3.228% 3/15/2045 (n)	2,164,570	2,097,777
Willis Engine Structured Trust Series 2025-A Class A, 5.582% 6/15/2050 (n)	20,641,890	20,728,276
Willis Engine Structured Trust VI Series 2021-A Class A, 3.104% 5/15/2046 (n)	640,485	601,187
Willis Engine Structured Trust VII Series 2023-A Class A, 8% 10/15/2048 (n)	1,618,997	1,642,376
Willis Engine Structured Trust VII Series 2025-B Class A, 5.159% 12/15/2050 (n)	21,364,590	21,132,214
World Financial Network Credit Card Master Trust Series 2024-A Class A, 5.47% 2/15/2031	21,342,000	21,572,654
World Financial Network Credit Card Master Trust Series 2024-B Class A, 4.62% 5/15/2031	5,978,000	6,000,916
World Omni Auto Receivables Trust Series 2023-B Class A3, 4.66% 5/15/2028	3,060,415	3,064,797
World Omni Auto Receivables Trust Series 2023-C Class A3, 5.15% 11/15/2028	2,713,795	2,723,612
World Omni Select Auto Trust Series 2025-A Class A2A, 4.14% 5/15/2030	879,263	879,499
World Omni Select Auto Trust Series 2025-A Class A3, 4.08% 8/15/2031	9,295,000	9,212,287
TOTAL UNITED STATES		2,983,341,201
TOTAL ASSET-BACKED SECURITIES (Cost $4,289,263,853)		4,296,627,705

Bank Loan Obligations - 0.0%
	Principal Amount (a)	Value ($)
SWITZERLAND - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.4134% 11/15/2030 (b)(c)(i)	390,000	376,350
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1634% 11/15/2030 (b)(c)(i)	1,332,218	1,293,584

TOTAL SWITZERLAND		1,669,934
UNITED KINGDOM - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
EG America LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9158% 2/10/2031 (b)(c)(i)	185,000	185,323
UNITED STATES - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Uniti Services LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6203% 10/6/2032 (b)(c)(i)	633,125	632,733
Entertainment - 0.0%
OAK-Eagle Acquireco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 3/24/2033 (b)(c)(i)(j)	335,000	336,018
Media - 0.0%
Discovery Global Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 0% 5/27/2033 (b)(c)(i)(j)	295,000	295,507
TOTAL COMMUNICATION SERVICES		1,264,258
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.0982% 1/28/2032 (b)(c)(i)	124,275	124,337
Broadline Retail - 0.0%
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.8703% 1/23/2032 (b)(c)(i)	367,804	369,445
Diversified Consumer Services - 0.0%
TKC Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1251% 8/19/2030 (b)(c)(i)	440,000	437,250
Hotels, Restaurants & Leisure - 0.0%
Fertitta Entertainment LLC/NV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.8703% 1/29/2029 (b)(c)(i)	1,486,930	1,480,954
MajorDrive Holdings IV LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9612% 6/1/2028 (b)(c)(i)	711,452	678,625
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.925% 12/30/2026 (b)(c)(i)	630,578	554,908
		2,714,487
Specialty Retail - 0.0%
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4343% 6/6/2031 (b)(c)(i)	365,365	293,527
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.5843% 6/6/2031 (b)(c)(i)	213,369	188,940
Wand NewCo 3 Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1203% 1/30/2031 (b)(c)(i)	160,153	159,719
		642,186
TOTAL CONSUMER DISCRETIONARY		4,287,705
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
C&S Wholesale Grocers Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.6996% 9/20/2030 (b)(c)(i)	507,450	486,518
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 0% (b)(c)(i)(l)	1,129,575	733,715
Financials - 0.0%
Financial Services - 0.0%
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1203% 7/31/2031 (b)(c)(i)	551,766	541,835
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6416% 7/31/2031 (b)(c)(i)	288,637	283,999
Vci Asset Holdings 3 LLC Tranche TL, term loan 6.875% 4/15/2031 (i)(k)	280,000	283,732
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1419% 2/20/2032 (b)(c)(i)	818,625	818,969
		1,928,535
Insurance - 0.0%
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6203% 11/6/2030 (b)(c)(i)	4,938	4,678
Asurion LLC Tranche B14 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4134% 2/23/2033 (b)(c)(i)	870,013	848,081
		852,759
TOTAL FINANCIALS		2,781,294
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Bausch + Lomb Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4022% 1/15/2031 (b)(c)(i)	737,800	740,198
Health Care Providers & Services - 0.0%
Cano Health LLC Tranche INITIAL EXCHANGE TERM LOANS 1LN, term loan CME Term SOFR 3 month Index + 10%, 13.6996% 6/28/2029 (b)(c)(i)(k)	157,132	109,993
Pharmaceuticals - 0.0%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 9.8703% 10/8/2030 (b)(c)(i)	988,422	953,412
TOTAL HEALTH CARE		1,803,603
Industrials - 0.0%
Aerospace & Defense - 0.0%
TransDigm Inc Tranche N 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1522% 2/13/2033 (b)(c)(i)	115,000	115,268
Commercial Services & Supplies - 0.0%
CSC ServiceWorks East LLC Tranche EXCHANGE FLSO TL 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.9277% 9/4/2030 (b)(c)(i)	1,155,562	847,027
CSC ServiceWorks East LLC Tranche INITIAL FL1O 1LN, term loan CME Term SOFR 1 month Index + 5.43%, 9.0961% 9/4/2030 (b)(c)(i)	198,253	203,017
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.7687% 2/3/2033 (b)(c)(i)	300,000	296,343
		1,346,387
Ground Transportation - 0.0%
Genesee & Wyoming Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.4496% 4/10/2031 (b)(c)(i)	668,000	667,045
Machinery - 0.0%
Beach Acquisition Bidco LLC 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.3823% 9/12/2032 (b)(c)(i)	59,850	60,089
Passenger Airlines - 0.0%
American Airlines Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 5/29/2033 (b)(c)(i)(j)	755,000	747,450
TOTAL INDUSTRIALS		2,936,239
Information Technology - 0.0%
IT Services - 0.0%
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9347% 2/10/2028 (b)(c)(i)	491,022	456,189
Software - 0.0%
Ascend Learning LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6203% 12/11/2028 (b)(c)(i)	621,864	613,071
CoreWeave Financing DDTL V LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 3.1992% 11/15/2031 (b)(c)(i)(m)	390,000	397,967
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6996% 8/31/2028 (b)(c)(i)	1,532,966	1,495,547
		2,506,585
TOTAL INFORMATION TECHNOLOGY		2,962,774
Materials - 0.0%
Chemicals - 0.0%
Chemours Co/The Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1203% 10/15/2032 (b)(c)(i)	653,363	651,566
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 7.7246% 7/3/2028 (b)(c)(i)	746,447	711,200
Hexion Holdings Corp 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.5843% 3/15/2029 (b)(c)(i)	643,083	622,183
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.4134% 8/25/2031 (b)(c)(i)	875,291	866,538
Mativ Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1203% 4/4/2033 (b)(c)(i)	675,000	674,156
Tronox Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1648% 9/30/2031 (b)(c)(i)	731,574	613,944
		4,139,587
Containers & Packaging - 0.0%
Clydesdale Acquisition Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.175%, 6.7953% 4/13/2029 (b)(c)(i)	2,077,576	2,023,040
TOTAL MATERIALS		6,162,627
Utilities - 0.0%
Electric Utilities - 0.0%
NRG Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.4188% 4/16/2031 (b)(c)(i)	59,544	59,593
Independent Power and Renewable Electricity Producers - 0.0%
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.1203% 3/29/2030 (b)(c)(i)	209,473	211,218
TOTAL UTILITIES		270,811
TOTAL UNITED STATES		23,689,544
TOTAL BANK LOAN OBLIGATIONS (Cost $26,097,515)		25,544,801

Bank Notes - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Financials - 0.0%
Banks - 0.0%
Capital One NA ICE IBA - USD SOFR SPREAD-ADJ ICE SWAP RATE 5Y + 1.73%, 5.974% 8/9/2028 (b)(c)	2,954,000	3,013,404
Keybank National Association 6.95% 2/1/2028	619,000	641,311
Morgan Stanley Bank NA 4.788% 5/10/2030 (b)	6,954,000	6,973,712
Morgan Stanley Private Bank NA 4.213% 2/8/2030 (b)	18,000,000	17,802,020
Regions Bank/Birmingham AL 6.45% 6/26/2037	5,877,000	6,208,640

TOTAL UNITED STATES		34,639,087
TOTAL BANK NOTES (Cost $34,923,886)		34,639,087

Collateralized Mortgage Obligations - 2.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 2.1%
Ajax Mortgage Loan Trust Series 2021-C Class A, 6.115% 1/25/2061 (n)	1,596,100	1,597,447
Ajax Mortgage Loan Trust Series 2021-E Class A1, 1.74% 12/25/2060 (n)	10,511,908	9,286,538
Angel Oak Mortgage Trust 2026-2 Series 2026-2 Class A1, 4.694% 2/25/2071 (b)(n)	9,133,473	9,009,316
Angel Oak Mortgage Trust Series 2021-8 Class A1, 1.82% 11/25/2066 (n)	1,407,359	1,250,584
BINOM Securitization Trust Series 2022-RPL1 Class A1, 3% 2/25/2061 (b)(n)	10,636,327	9,918,639
BRAVO Residential Funding Trust Series 2020-RPL2 Class A1, 2% 5/25/2059 (n)	544,859	510,481
BRAVO Residential Funding Trust Series 2022-RPL1 Class A1, 2.75% 9/25/2061 (n)	12,942,453	11,843,768
BRAVO Residential Funding Trust Series 2025-NQM4 Class A1, 5.613% 2/25/2065 (n)(o)	20,598,935	20,723,888
BRAVO Residential Funding Trust Series 2025-NQM5 Class A1, 5.496% 2/25/2065 (b)(n)	14,116,976	14,183,922
Bravo Residential Funding Trust Series 2026-Nqm2 Series 2026-NQM2 Class A1FC, 4.537% 11/25/2065 (b)(n)	26,087,741	25,910,407
BRAVO Residential Funding Trust Series 2026-NQM3 Class A1FC, 4.922% 11/25/2065 (n)(o)	12,193,134	12,159,036
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (b)(n)	6,011,178	6,011,178
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (b)(n)	3,150,758	3,140,464
CFMT Series 2025-HB16 Class A, 3% 3/25/2035 (b)(n)	1,714,786	1,690,713
CIM Trust Series 2021-R3 Class A1A, 1.951% 6/25/2057 (n)	2,536,977	2,372,855
Cross 2026-Nqm2 Mtg Tr Series 2026-NQM2 Class A1FC, 4.735% 3/25/2061 (b)(n)	16,471,315	16,343,612
Cross Mortgage Trust Series 2025-H4 Class A1, 5.596% 6/25/2070 (b)(n)	11,883,182	11,955,324
CSMC Trust Series 2014-3R Class 2A1, CME Term SOFR 1 month Index + 0.8145%, 0% 5/27/2037 (b)(c)(k)(n)	556,406	55
CSMC Trust Series 2014-3R Class 4A1, CME Term SOFR 1 month Index + 0.6745%, 4.0434% 5/27/2037 (b)(c)(n)	362,787	353,218
CSMC Trust Series 2015-1R Class 6A1, CME Term SOFR 1 month Index + 0.3945%, 4.4781% 5/27/2037 (b)(c)(n)	3,017	3,012
CSMC Trust Series 2020-RPL4 Class A1, 2% 1/25/2060 (n)	179,729	161,765
CSMC Trust Series 2021-RPL3 Class A1, 2% 1/25/2060 (b)(n)	3,881,175	3,438,599
Fannie Mae Guaranteed REMIC Series 1999-17 Class PG, 6% 4/25/2029	5,818	5,879
Fannie Mae Guaranteed REMIC Series 1999-25 Class Z, 6% 6/25/2029	6,171	6,235
Fannie Mae Guaranteed REMIC Series 1999-32 Class PL, 6% 7/25/2029	10,212	10,351
Fannie Mae Guaranteed REMIC Series 1999-33 Class PK, 6% 7/25/2029	7,631	7,731
Fannie Mae Guaranteed REMIC Series 2001-20 Class Z, 6% 5/25/2031	10,745	10,909
Fannie Mae Guaranteed REMIC Series 2001-31 Class ZC, 6.5% 7/25/2031	3,803	3,865
Fannie Mae Guaranteed REMIC Series 2001-52 Class YZ, 6.5% 10/25/2031	1,964	2,013
Fannie Mae Guaranteed REMIC Series 2002-16 Class ZD, 6.5% 4/25/2032	6,112	6,310
Fannie Mae Guaranteed REMIC Series 2002-18 Class FD, U.S. 30-Day Avg. SOFR Index + 0.9145%, 4.5266% 2/25/2032 (b)(c)	1,027	1,032
Fannie Mae Guaranteed REMIC Series 2002-39 Class FD, U.S. 30-Day Avg. SOFR Index + 1.1145%, 4.756% 3/18/2032 (b)(c)	1,877	1,896
Fannie Mae Guaranteed REMIC Series 2002-60 Class FV, U.S. 30-Day Avg. SOFR Index + 1.1145%, 4.7266% 4/25/2032 (b)(c)	1,946	1,965
Fannie Mae Guaranteed REMIC Series 2002-63 Class FN, U.S. 30-Day Avg. SOFR Index + 1.1145%, 4.7266% 10/25/2032 (b)(c)	2,381	2,403
Fannie Mae Guaranteed REMIC Series 2002-7 Class FC, U.S. 30-Day Avg. SOFR Index + 0.8645%, 4.4766% 1/25/2032 (b)(c)	942	945
Fannie Mae Guaranteed REMIC Series 2002-74 Class SV, 7.4355% - U.S. 30-Day Avg. SOFR Index 3.8234% 11/25/2032 (b)(r)	1,152	21
Fannie Mae Guaranteed REMIC Series 2003-118 Class S, 7.9855% - U.S. 30-Day Avg. SOFR Index 4.3734% 12/25/2033 (b)(r)	47,320	4,903
Fannie Mae Guaranteed REMIC Series 2003-21 Class SK, 7.9855% - U.S. 30-Day Avg. SOFR Index 4.3734% 3/25/2033 (b)(r)	3,098	286
Fannie Mae Guaranteed REMIC Series 2005-102 Class CO, 0% 11/25/2035 (s)	5,328	4,637
Fannie Mae Guaranteed REMIC Series 2005-39 Class TE, 5% 5/25/2035	7,908	7,998
Fannie Mae Guaranteed REMIC Series 2005-47 Class SW, 6.6055% - U.S. 30-Day Avg. SOFR Index 2.9934% 6/25/2035 (b)(r)	56,268	3,111
Fannie Mae Guaranteed REMIC Series 2005-72 Class ZC, 5.5% 8/25/2035	165,232	168,751
Fannie Mae Guaranteed REMIC Series 2005-73 Class SA, U.S. 30-Day Avg. SOFR Index x 17.2524%, 7.8609% 8/25/2035 (b)(c)	1,058	1,085
Fannie Mae Guaranteed REMIC Series 2005-79 Class ZC, 5.9% 9/25/2035	114,973	115,015
Fannie Mae Guaranteed REMIC Series 2005-81 Class PC, 5.5% 9/25/2035	20,667	20,998
Fannie Mae Guaranteed REMIC Series 2006-104 Class GI, 6.5655% - U.S. 30-Day Avg. SOFR Index 2.9534% 11/25/2036 (b)(r)	31,774	2,296
Fannie Mae Guaranteed REMIC Series 2006-116 Class SG, 6.5255% - U.S. 30-Day Avg. SOFR Index 2.9134% 12/25/2036 (b)(r)	18,540	1,482
Fannie Mae Guaranteed REMIC Series 2006-12 Class BO, 0% 10/25/2035 (s)	22,630	20,455
Fannie Mae Guaranteed REMIC Series 2006-15 Class OP, 0% 3/25/2036 (s)	40,357	34,883
Fannie Mae Guaranteed REMIC Series 2006-37 Class OW, 0% 5/25/2036 (s)	4,485	3,738
Fannie Mae Guaranteed REMIC Series 2007-40 Class SE, 6.3255% - U.S. 30-Day Avg. SOFR Index 2.7134% 5/25/2037 (b)(r)	12,697	1,017
Fannie Mae Guaranteed REMIC Series 2007-57 Class SA, U.S. 30-Day Avg. SOFR Index x 39.9331%, 18.2605% 6/25/2037 (b)(c)	11,895	15,031
Fannie Mae Guaranteed REMIC Series 2007-66 Class SA, U.S. 30-Day Avg. SOFR Index x 38.9131%, 17.2405% 7/25/2037 (b)(c)	12,333	15,409
Fannie Mae Guaranteed REMIC Series 2007-66 Class SB, U.S. 30-Day Avg. SOFR Index x 38.9131%, 17.2405% 7/25/2037 (b)(c)	1,534	1,687
Fannie Mae Guaranteed REMIC Series 2010-135 Class ZA, 4.5% 12/25/2040	68,779	66,266
Fannie Mae Guaranteed REMIC Series 2010-150 Class ZC, 4.75% 1/25/2041	518,025	499,761
Fannie Mae Guaranteed REMIC Series 2011-39 Class ZA, 6% 11/25/2032	46,609	47,948
Fannie Mae Guaranteed REMIC Series 2011-4 Class PZ, 5% 2/25/2041	228,274	226,489
Fannie Mae Guaranteed REMIC Series 2012-100 Class WI, 3% 9/25/2027 (r)	41,065	475
Fannie Mae Guaranteed REMIC Series 2012-149 Class DA, 1.75% 1/25/2043	42,958	39,798
Fannie Mae Guaranteed REMIC Series 2012-149 Class GA, 1.75% 6/25/2042	62,789	59,031
Fannie Mae Guaranteed REMIC Series 2012-154 Class F, U.S. 30-Day Avg. SOFR Index + 0.4145%, 4.0266% 1/25/2043 (b)(c)	361,399	354,757
Fannie Mae Guaranteed REMIC Series 2013-100 Class PJ, 3% 3/25/2043	5,710,463	5,434,947
Fannie Mae Guaranteed REMIC Series 2013-123 Class PZ, 2.7% 3/25/2043	6,755,739	6,049,498
Fannie Mae Guaranteed REMIC Series 2013-134 Class SA, 5.9355% - U.S. 30-Day Avg. SOFR Index 2.3234% 1/25/2044 (b)(r)	60,161	5,649
Fannie Mae Guaranteed REMIC Series 2013-16 Class GP, 3% 3/25/2033	98,179	97,029
Fannie Mae Guaranteed REMIC Series 2013-44 Class DJ, 1.85% 5/25/2033	3,899,776	3,654,839
Fannie Mae Guaranteed REMIC Series 2015-42 Class IL, 6% 6/25/2045 (r)	288,526	38,530
Fannie Mae Guaranteed REMIC Series 2015-70 Class JC, 3% 10/25/2045	351,316	336,495
Fannie Mae Guaranteed REMIC Series 2016-3 Class PL, 2.5% 2/25/2046	9,294,858	8,107,714
Fannie Mae Guaranteed REMIC Series 2017-30 Class AI, 5.5% 5/25/2047 (r)	160,965	20,362
Fannie Mae Guaranteed REMIC Series 2017-32 Class PA, 2.7% 5/25/2047	6,596,067	6,044,735
Fannie Mae Guaranteed REMIC Series 2017-36 Class FB, U.S. 30-Day Avg. SOFR Index + 0.4645%, 4.0766% 5/25/2047 (b)(c)	770,286	753,675
Fannie Mae Guaranteed REMIC Series 2017-37 Class AB, 2.55% 9/25/2046	1,258,957	1,144,172
Fannie Mae Guaranteed REMIC Series 2018-32 Class FB, U.S. 30-Day Avg. SOFR Index + 0.4145%, 4.0266% 5/25/2048 (b)(c)	413,394	403,323
Fannie Mae Guaranteed REMIC Series 2018-38 Class FG, U.S. 30-Day Avg. SOFR Index + 0.4145%, 4.0266% 6/25/2048 (b)(c)	994,447	967,087
Fannie Mae Guaranteed REMIC Series 2019-23 Class FC, U.S. 30-Day Avg. SOFR Index + 0.5645%, 4.1766% 5/25/2049 (b)(c)	6,403,869	6,309,269
Fannie Mae Guaranteed REMIC Series 2021-21 Class HG, 2% 11/25/2047	4,387,865	3,898,074
Fannie Mae Guaranteed REMIC Series 2021-45 Class DA, 3% 7/25/2051	7,460,411	6,633,205
Fannie Mae Guaranteed REMIC Series 2021-66 Class DA, 2% 1/25/2048	5,349,894	4,542,707
Fannie Mae Guaranteed REMIC Series 2021-66 Class DM, 2% 1/25/2048	5,685,404	4,827,595
Fannie Mae Guaranteed REMIC Series 2021-69 Class JK, 1.5% 10/25/2051	4,146,792	3,521,275
Fannie Mae Guaranteed REMIC Series 2021-77 Class CH, 1.5% 8/25/2050	1,679,033	1,395,159
Fannie Mae Guaranteed REMIC Series 2021-85 Class L, 2.5% 8/25/2048	4,709,294	4,194,968
Fannie Mae Guaranteed REMIC Series 2021-95 Class BA, 2.5% 6/25/2049	13,371,728	11,912,553
Fannie Mae Guaranteed REMIC Series 2021-95, 2.5% 9/25/2048	8,928,391	7,987,874
Fannie Mae Guaranteed REMIC Series 2021-96 Class AH, 2.5% 3/25/2049	18,281,886	16,338,526
Fannie Mae Guaranteed REMIC Series 2021-96 Class HA, 2.5% 2/25/2050	7,380,711	6,551,791
Fannie Mae Guaranteed REMIC Series 2022-1 Class KA, 3% 5/25/2048	4,600,968	4,290,382
Fannie Mae Guaranteed REMIC Series 2022-11 Class B, 3% 6/25/2049	5,171,811	4,775,003
Fannie Mae Guaranteed REMIC Series 2022-12 Class EA, 2.25% 9/25/2046	5,328,017	4,891,761
Fannie Mae Guaranteed REMIC Series 2022-13 Class HA, 3% 8/25/2046	6,140,333	5,826,004
Fannie Mae Guaranteed REMIC Series 2022-13 Class JA, 3% 5/25/2048	3,468,553	3,237,585
Fannie Mae Guaranteed REMIC Series 2022-15 Class GC, 3% 1/25/2047	5,359,823	5,080,343
Fannie Mae Guaranteed REMIC Series 2022-17 Class BH, 3% 5/25/2047	5,811,428	5,491,031
Fannie Mae Guaranteed REMIC Series 2022-18 Class DL, 3.25% 7/25/2046	9,934,386	9,386,681
Fannie Mae Guaranteed REMIC Series 2022-2 Class TH, 2.5% 2/25/2052	2,226,723	2,054,940
Fannie Mae Guaranteed REMIC Series 2022-3 Class D, 2% 2/25/2048	12,947,995	11,676,482
Fannie Mae Guaranteed REMIC Series 2022-3 Class N, 2% 10/25/2047	54,664,091	48,726,189
Fannie Mae Guaranteed REMIC Series 2022-4 Class B, 2.5% 5/25/2049	5,355,054	4,776,571
Fannie Mae Guaranteed REMIC Series 2022-49 Class TC, 4% 12/25/2048	3,757,013	3,683,423
Fannie Mae Guaranteed REMIC Series 2022-5 Class DA, 2.25% 11/25/2047	15,301,196	13,811,770
Fannie Mae Guaranteed REMIC Series 2022-53 Class FG, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4121% 8/25/2052 (b)(c)	16,066,830	15,946,130
Fannie Mae Guaranteed REMIC Series 2022-56 Class FH, U.S. 30-Day Avg. SOFR Index + 0.7%, 4.3121% 9/25/2052 (b)(c)	31,975,486	31,656,073
Fannie Mae Guaranteed REMIC Series 2022-56 Class FJ, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4121% 9/25/2052 (b)(c)	34,480,782	34,221,748
Fannie Mae Guaranteed REMIC Series 2022-64 Class GF, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4121% 10/25/2052 (b)(c)	11,132,297	11,062,196
Fannie Mae Guaranteed REMIC Series 2022-67 Class FA, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4121% 10/25/2052 (b)(c)	39,808,295	39,505,895
Fannie Mae Guaranteed REMIC Series 2022-7 Class A, 3% 5/25/2048	6,497,817	6,063,747
Fannie Mae Guaranteed REMIC Series 2022-7 Class E, 2.5% 11/25/2047	12,670,070	11,575,207
Fannie Mae Guaranteed REMIC Series 2022-9 Class DJ, 3.25% 3/25/2049	5,687,353	5,303,033
Fannie Mae Guaranteed REMIC Series 2023-51 Class FB, U.S. 30-Day Avg. SOFR Index + 1.55%, 5.1621% 11/25/2053 (b)(c)	20,251,648	20,572,570
Fannie Mae Guaranteed REMIC Series 2023-53 Class FD, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.1121% 11/25/2053 (b)(c)	14,654,211	14,867,695
Fannie Mae Guaranteed REMIC Series 2023-53 Class FP, U.S. 30-Day Avg. SOFR Index + 1.55%, 5.1621% 11/25/2053 (b)(c)	33,817,029	34,431,542
Fannie Mae Guaranteed REMIC Series 2023-54 Class FD, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.0621% 11/25/2053 (b)(c)	4,441,163	4,505,607
Fannie Mae Guaranteed REMIC Series 2023-56 Class FC, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.1121% 11/25/2053 (b)(c)	17,391,303	17,644,477
Fannie Mae Guaranteed REMIC Series 2024-41 Class FB, U.S. 30-Day Avg. SOFR Index + 1.53%, 5.1421% 7/25/2054 (b)(c)	5,089,013	5,148,464
Fannie Mae Guaranteed REMIC Series 2024-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8121% 9/25/2053 (b)(c)	10,240,440	10,322,061
Fannie Mae Guaranteed REMIC Series 2024-70 Class FA, U.S. 30-Day Avg. SOFR Index + 1.05%, 4.6621% 10/25/2054 (b)(c)	16,868,572	16,972,339
Fannie Mae Guaranteed REMIC Series 2024-90 Class FD, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8121% 12/25/2054 (b)(c)	34,566,308	34,796,527
Fannie Mae Guaranteed REMIC Series 2024-93 Class FG, U.S. 30-Day Avg. SOFR Index + 1.1%, 4.7121% 12/25/2054 (b)(c)	8,756,829	8,826,539
Fannie Mae Mortgage pass-thru certificates Series 1997-41 Class J, 7.5% 6/18/2027	332	335
Fannie Mae Mortgage pass-thru certificates Series 2006-45 Class OP, 0% 6/25/2036 (s)	13,561	11,594
Fannie Mae Mortgage pass-thru certificates Series 2006-62 Class KP, 0% 4/25/2036 (s)	22,344	19,037
Fannie Mae Mortgage pass-thru certificates Series 2013-51 Class GI, 3% 10/25/2032 (r)	29,244	780
Fannie Mae Mortgage pass-thru certificates Series 2024-100 Class EF, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8121% 6/25/2054 (b)(c)	14,447,821	14,537,207
Fannie Mae Mortgage pass-thru certificates Series 2025-31 Class FN, U.S. 30-Day Avg. SOFR Index + 1.65%, 5.2621% 6/25/2054 (b)(c)	26,501,825	26,957,341
Fannie Mae Mortgage pass-thru certificates Series 2025-33 Class FC, U.S. 30-Day Avg. SOFR Index + 1.6%, 5.2121% 8/25/2054 (b)(c)	16,038,379	16,297,983
Fannie Mae Mortgage pass-thru certificates Series 2025-37 Class DF, U.S. 30-Day Avg. SOFR Index + 1.65%, 5.2621% 8/25/2054 (b)(c)	26,340,384	26,791,352
Fannie Mae Mortgage pass-thru certificates Series 2025-4 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8121% 9/25/2054 (b)(c)	7,178,123	7,222,066
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class AF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0121% 2/25/2055 (b)(c)	8,866,405	8,943,500
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0121% 9/25/2054 (b)(c)	10,695,350	10,784,368
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8121% 2/25/2055 (b)(c)	16,668,397	16,793,482
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FE, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.7621% 2/25/2055 (b)(c)	7,964,316	8,020,962
Fannie Mae Series 2010-95 Class ZC, 5% 9/25/2040	1,086,337	1,082,860
Fannie Mae Series 2022-28 Class A, 2.5% 2/25/2052	11,078,868	10,570,567
Fannie Mae Series 2022-30 Class E, 4.5% 7/25/2048	12,423,333	12,220,627
Fannie Mae Series 2022-9 Class BA, 3% 5/25/2048	5,457,813	5,091,619
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-339 Class 5, 5.5% 7/25/2033 (r)	10,424	1,273
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-343 Class 16, 5.5% 5/25/2034 (r)	9,858	1,223
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-348 Class 14, 6.5% 8/25/2034 (b)(r)	8,286	1,206
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 12, 5.5% 4/25/2034 (b)(r)	5,088	655
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 13, 6% 3/25/2034 (r)	7,943	1,144
Fannie Mae Stripped Mortgage-Backed Securities Series 2005-359 Class 19, 6% 7/25/2035 (b)(r)	4,650	734
Fannie Mae Stripped Mortgage-Backed Securities Series 2007-384 Class 6, 5% 7/25/2037 (r)	46,990	7,018
Freddie Mac Manufactured Housing participation certificates Series 1998-2043 Class CJ, 6.5% 4/15/2028	747	756
Freddie Mac Manufactured Housing participation certificates Series 1998-2043 Class ZH, 6% 4/15/2028	1,589	1,608
Freddie Mac Manufactured Housing participation certificates Series 1998-2056 Class Z, 6% 5/15/2028	6,078	6,152
Freddie Mac Multiclass Mortgage participation certificates Series 2014-4386 Class AZ, 4.5% 11/15/2040	565,387	556,474
Freddie Mac Multiclass Mortgage participation certificates Series 2018-4795 Class FA, U.S. 30-Day Avg. SOFR Index + 0.4145%, 4.0573% 5/15/2048 (b)(c)	685,057	667,547
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5148 Class D, 1.75% 10/25/2051	10,304,591	8,297,299
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class EA, 2.5% 8/25/2048	3,971,560	3,543,179
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047	4,200,299	3,738,284
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5164 Class M, 2.5% 7/25/2048	4,053,300	3,620,044
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5165 Class PC, 1.5% 11/25/2051	5,122,673	4,394,604
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2121 Class MG, 6% 2/15/2029	3,981	4,044
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2131 Class BG, 6% 3/15/2029	23,190	23,573
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2135 Class JE, 6% 3/15/2029	2,062	2,098
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2137 Class PG, 6% 3/15/2029	3,263	3,311
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2154 Class PT, 6% 5/15/2029	8,563	8,682
Freddie Mac Multifamily Structured pass-thru certificates Series 2000-2218 Class ZB, 6% 3/15/2030	4,284	4,343
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2274 Class ZM, 6.5% 1/15/2031	2,750	2,794
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2303 Class ZV, 6% 4/15/2031	2,582	2,625
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2357 Class ZB, 6.5% 9/15/2031	30,848	31,871
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2380 Class SY, 8.0855% - U.S. 30-Day Avg. SOFR Index 4.4427% 11/15/2031 (b)(r)	1,009	41
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2412 Class FK, U.S. 30-Day Avg. SOFR Index + 0.9145%, 4.5573% 1/15/2032 (b)(c)	835	839
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2423 Class FA, U.S. 30-Day Avg. SOFR Index + 1.0145%, 4.6573% 3/15/2032 (b)(c)	1,134	1,141
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2424 Class FM, U.S. 30-Day Avg. SOFR Index + 1.1145%, 4.7573% 3/15/2032 (b)(c)	1,092	1,101
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2432 Class FE, U.S. 30-Day Avg. SOFR Index + 1.0145%, 4.6573% 6/15/2031 (b)(c)	1,592	1,601
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2432 Class FG, U.S. 30-Day Avg. SOFR Index + 1.0145%, 4.6573% 3/15/2032 (b)(c)	578	581
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2502 Class ZC, 6% 9/15/2032	9,727	10,007
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2519 Class ZD, 5.5% 11/15/2032	11,317	11,497
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2520 Class BE, 6% 11/15/2032	22,990	23,646
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2587 Class IM, 6.5% 3/15/2033 (r)	1,288	167
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2693 Class MD, 5.5% 10/15/2033	97,548	99,253
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2802 Class OB, 6% 5/15/2034	12,777	13,070
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2933 Class ZM, 5.75% 2/15/2035	252,086	252,685
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2947 Class XZ, 6% 3/15/2035	97,019	100,042
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2996 Class ZD, 5.5% 6/15/2035	154,112	153,789
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-3002 Class NE, 5% 7/15/2035	52,426	53,055
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3115 Class SM, 6.4855% - U.S. 30-Day Avg. SOFR Index 2.8427% 2/15/2036 (b)(r)	16,787	1,325
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3119 Class PO, 0% 2/15/2036 (s)	51,696	43,037
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3121 Class KO, 0% 3/15/2036 (s)	6,231	5,558
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3123 Class LO, 0% 3/15/2036 (s)	27,531	23,210
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3145 Class GO, 0% 4/15/2036 (s)	32,513	27,502
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3189 Class PD, 6% 7/15/2036	55,460	57,284
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3237 Class C, 5.5% 11/15/2036	200,021	203,147
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3244 Class SG, 6.5455% - U.S. 30-Day Avg. SOFR Index 2.9027% 11/15/2036 (b)(r)	68,416	5,397
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3258 Class PM, 5.5% 12/15/2036	13,033	13,282
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3336 Class LI, 6.4655% - U.S. 30-Day Avg. SOFR Index 2.8227% 6/15/2037 (b)(r)	48,803	4,204
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3366 Class FD, U.S. 30-Day Avg. SOFR Index + 0.3645%, 4.0073% 5/15/2037 (b)(c)	54,637	54,147
Freddie Mac Multifamily Structured pass-thru certificates Series 2008-3415 Class PC, 5% 12/15/2037	24,946	25,194
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3832 Class PE, 5% 3/15/2041	263,233	265,792
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3949 Class MK, 4.5% 10/15/2034	91,819	91,355
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-4116 Class AP, 1.35% 8/15/2042	8,869,335	7,902,188
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-4135 Class AB, 1.75% 6/15/2042	48,845	46,108
Freddie Mac Multifamily Structured pass-thru certificates Series 2013-4149 Class IO, 3% 1/15/2033 (r)	20,907	1,223
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4427 Class LI, 3.5% 2/15/2034 (r)	75,487	1,562
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4471 Class PA, 4% 12/15/2040	87,303	85,981
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4683 Class LM, 3% 5/15/2047	406,757	393,179
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4709 Class FE, U.S. 30-Day Avg. SOFR Index + 0.4645%, 4.1073% 8/15/2047 (b)(c)	373,993	366,222
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-4954 Class KE, 1.5% 2/25/2050	2,282,806	1,847,205
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5000 Class BA, 2% 4/25/2045	11,089,043	10,229,255
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5001 Class A, 2% 1/25/2045	6,645,201	6,280,530
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5002 Class TJ, 2% 7/25/2050	5,737,769	4,793,512
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5059 Class GA, 1% 1/25/2051	1,431,804	1,103,765
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5066 Class A, 1.5% 11/25/2044	3,007,748	2,730,110
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5077 Class ME, 2% 8/15/2048	3,767,229	3,160,730
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5141 Class JM, 1.5% 4/25/2051	4,186,678	3,575,796
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class AD, 1.5% 10/25/2051	4,139,745	3,539,572
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class PC, 1.5% 10/25/2051	4,058,767	3,438,529
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5169 Class TP, 2.5% 6/25/2049	4,029,968	3,577,634
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5175 Class CB, 2.5% 4/25/2050	26,617,087	23,365,887
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5180 Class KA, 2.5% 10/25/2047	5,239,480	4,770,070
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5182 Class A, 2.5% 10/25/2048	35,987,641	32,223,129
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049	3,739,622	3,328,984
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class TP, 2.5% 5/25/2049	3,633,700	3,234,572
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047	3,480,991	3,167,176
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class CA, 2.5% 5/25/2049	3,050,332	2,714,537
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5191 Class CA, 2.5% 4/25/2050	6,224,818	5,465,734
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5196 Class ME, 1.75% 2/25/2052	19,678,516	17,541,213
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class A, 2.5% 6/25/2049	3,050,349	2,714,544
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047	2,639,153	2,403,165
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	12,541,109	11,469,605
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5201 Class EB, 3% 2/25/2048	6,736,293	6,307,309
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class AG, 3% 1/25/2049	2,868,203	2,665,997
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class LB, 2.5% 10/25/2047	2,829,735	2,579,985
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class UA, 3% 4/25/2050	4,727,670	4,330,783
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5207 Class PA, 3% 6/25/2051	9,012,667	8,021,442
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5209 Class EA, 3% 8/25/2050	8,190,785	7,494,450
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5209 Class EJ, 3% 8/25/2050	8,190,785	7,494,450
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5210 Class TA, 3.5% 11/25/2046	3,698,164	3,520,807
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5214 Class CB, 3.25% 4/25/2052	15,086,697	14,281,689
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5236 Class P, 5% 4/25/2048	4,682,712	4,698,240
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5237 Class FP, U.S. 30-Day Avg. SOFR Index + 0.55%, 4.1621% 7/25/2052 (b)(c)	3,014,211	2,986,911
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5250 Class FA, U.S. 30-Day Avg. SOFR Index + 0.67%, 4.2821% 8/25/2052 (b)(c)	8,329,569	8,255,985
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5254 Class FG, U.S. 30-Day Avg. SOFR Index + 0.75%, 4.3621% 9/25/2052 (b)(c)	14,012,690	13,887,634
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5255 Class FA, U.S. 30-Day Avg. SOFR Index + 0.7%, 4.3121% 9/25/2052 (b)(c)	8,960,530	8,847,004
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5256 Class FA, U.S. 30-Day Avg. SOFR Index + 0.65%, 4.2621% 9/25/2052 (b)(c)	5,276,618	5,239,261
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5266 Class CD, 4.5% 10/25/2044	8,213,439	8,180,347
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5330 Class FA, U.S. 30-Day Avg. SOFR Index + 1.05%, 4.6621% 8/25/2053 (b)(c)	7,479,686	7,508,899
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5354 Class FC, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.0621% 10/25/2053 (b)(c)	10,744,502	10,904,795
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5357 Class FD, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.0621% 11/25/2053 (b)(c)	34,096,234	34,560,243
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5425 Class FK, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8121% 6/25/2054 (b)(c)	5,031,619	5,068,441
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5459 Class FD, U.S. 30-Day Avg. SOFR Index + 1%, 4.6121% 10/25/2054 (b)(c)	6,731,729	6,771,197
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5476 Class FB, U.S. 30-Day Avg. SOFR Index + 1.1%, 4.7121% 11/25/2054 (b)(c)	12,796,253	12,890,059
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class NF, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.7621% 2/25/2055 (b)(c)	19,772,717	19,875,083
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class WF, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8121% 2/25/2055 (b)(c)	6,014,386	6,030,135
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FV, U.S. 30-Day Avg. SOFR Index + 1.25%, 4.8621% 10/25/2054 (b)(c)	10,975,566	11,056,465
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5509 Class FB, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.7621% 2/25/2055 (b)(c)	11,414,265	11,494,084
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5517 Class HF, U.S. 30-Day Avg. SOFR Index + 1.35%, 4.9621% 3/25/2055 (b)(c)	8,452,565	8,548,928
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5529 Class CF, U.S. 30-Day Avg. SOFR Index + 1.05%, 4.6621% 4/25/2055 (b)(c)	6,862,484	6,886,030
Freddie Mac Non Gold Pool Series 1998-2095 Class PE, 6% 11/15/2028	8,792	8,920
Freddie Mac Non Gold Pool Series 1998-2101 Class PD, 6% 11/15/2028	648	657
Freddie Mac Non Gold Pool Series 1998-2104 Class PG, 6% 12/15/2028	739	751
Freddie Mac Non Gold Pool Series 1999-2114 Class ZM, 6% 1/15/2029	330	335
Freddie Mac Non Gold Pool Series 1999-2162 Class PH, 6% 6/15/2029	1,257	1,272
Freddie Mac Non Gold Pool Series 2006-3225 Class EO, 0% 10/15/2036 (s)	15,462	12,876
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-3 Class M55D, 4% 8/25/2057	242,587	226,200
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-3 Class MA, 3.5% 8/25/2057	3,829,897	3,673,780
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-4 Class MA, 3.5% 3/25/2058	1,545,992	1,477,144
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2019-1 Class MA, 3.5% 7/25/2058	2,682,628	2,564,030
GCAT Trust Series 2021-NQM7 Class A1, 1.915% 8/25/2066 (n)	627,929	587,829
Ginnie Mae Mortgage pass-thru certificates Series 2010-H10 Class FA, CME Term SOFR 1 month Index + 0.4445%, 4.1024% 5/20/2060 (b)(c)(t)	26,685	26,584
Ginnie Mae Mortgage pass-thru certificates Series 2010-H19 Class FG, CME Term SOFR 1 month Index + 0.4145%, 4.0752% 8/20/2060 (b)(c)(t)	15,384	15,321
Ginnie Mae Mortgage pass-thru certificates Series 2010-H27 Class FA, CME Term SOFR 1 month Index + 0.38%, 4.1552% 12/20/2060 (b)(c)(t)	45,094	44,757
Ginnie Mae Mortgage pass-thru certificates Series 2011-H05 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.2752% 12/20/2060 (b)(c)(t)	30,786	30,758
Ginnie Mae Mortgage pass-thru certificates Series 2011-H07 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.2752% 2/20/2061 (b)(c)(t)	40,485	40,447
Ginnie Mae Mortgage pass-thru certificates Series 2011-H12 Class FA, CME Term SOFR 1 month Index + 0.6045%, 4.2652% 2/20/2061 (b)(c)(t)	45,429	45,375
Ginnie Mae Mortgage pass-thru certificates Series 2011-H13 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.2752% 4/20/2061 (b)(c)(t)	31,915	31,890
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FB, CME Term SOFR 1 month Index + 0.6145%, 4.2752% 5/20/2061 (b)(c)(t)	44,299	44,252
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FC, CME Term SOFR 1 month Index + 0.6145%, 4.2752% 5/20/2061 (b)(c)(t)	30,350	30,321
Ginnie Mae Mortgage pass-thru certificates Series 2011-H17 Class FA, CME Term SOFR 1 month Index + 0.6445%, 4.3052% 6/20/2061 (b)(c)(t)	34,729	34,713
Ginnie Mae Mortgage pass-thru certificates Series 2011-H20 Class FA, CME Term SOFR 1 month Index + 0.6645%, 4.3252% 9/20/2061 (b)(c)(t)	103,112	103,095
Ginnie Mae Mortgage pass-thru certificates Series 2011-H21 Class FA, CME Term SOFR 1 month Index + 0.7145%, 4.3752% 10/20/2061 (b)(c)(t)	40,410	40,434
Ginnie Mae Mortgage pass-thru certificates Series 2012-H01 Class FA, CME Term SOFR 1 month Index + 0.8145%, 4.4752% 11/20/2061 (b)(c)(t)	37,777	37,835
Ginnie Mae Mortgage pass-thru certificates Series 2012-H03 Class FA, CME Term SOFR 1 month Index + 0.8145%, 4.4752% 1/20/2062 (b)(c)(t)	19,924	19,968
Ginnie Mae Mortgage pass-thru certificates Series 2012-H06 Class FA, CME Term SOFR 1 month Index + 0.7445%, 4.4052% 1/20/2062 (b)(c)(t)	47,576	47,623
Ginnie Mae Mortgage pass-thru certificates Series 2012-H07 Class FA, CME Term SOFR 1 month Index + 0.7445%, 4.4052% 3/20/2062 (b)(c)(t)	31,037	31,063
Ginnie Mae Mortgage pass-thru certificates Series 2012-H21 Class DF, CME Term SOFR 1 month Index + 0.7645%, 4.4252% 5/20/2061 (b)(c)(t)	267	268
Ginnie Mae Mortgage pass-thru certificates Series 2014-H03 Class FA, CME Term SOFR 1 month Index + 0.7145%, 4.3752% 1/20/2064 (b)(c)(t)	23,580	23,593
Ginnie Mae Mortgage pass-thru certificates Series 2014-H05 Class FB, CME Term SOFR 1 month Index + 0.7145%, 4.3752% 12/20/2063 (b)(c)(t)	45,062	45,087
Ginnie Mae Mortgage pass-thru certificates Series 2014-H11 Class BA, CME Term SOFR 1 month Index + 0.6145%, 4.2752% 6/20/2064 (b)(c)(t)	26,835	26,814
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class FL, CME Term SOFR 1 month Index + 0.3945%, 4.0552% 5/20/2063 (b)(c)(t)	1,162	1,159
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class HA, 2.5% 8/20/2064 (t)	2,024	1,906
Ginnie Mae Mortgage pass-thru certificates Series 2015-H19 Class FA, CME Term SOFR 1 month Index + 0.3145%, 3.9752% 4/20/2063 (b)(c)(t)	2,334	2,323
Ginnie Mae Mortgage pass-thru certificates Series 2016-H13 Class FB, 1 year U.S. Treasury Index + 0.5%, 4.29% 5/20/2066 (b)(c)(t)	98,378	98,448
Ginnie Mae Mortgage pass-thru certificates Series 2016-H20 Class FM, CME Term SOFR 1 month Index + 0.5145%, 4.1752% 12/20/2062 (b)(c)(t)	4,183	4,182
Ginnie Mae Mortgage pass-thru certificates Series 2017-134 Class BA, 2.5% 11/20/2046	78,552	72,140
Ginnie Mae Mortgage pass-thru certificates Series 2017-H06 Class FA, 1 year U.S. Treasury Index + 0.35%, 4.14% 8/20/2066 (b)(c)(t)	122,635	122,484
Ginnie Mae REMIC pass-thru certificates Series 2004-24 Class ZM, 5% 4/20/2034	78,070	78,636
Ginnie Mae REMIC pass-thru certificates Series 2004-32 Class GS, 6.3855% - CME Term SOFR 1 month Index 2.7605% 5/16/2034 (b)(r)	17,899	827
Ginnie Mae REMIC pass-thru certificates Series 2004-73 Class AL, 7.0855% - CME Term SOFR 1 month Index 3.4605% 8/17/2034 (b)(r)	14,838	1,230
Ginnie Mae REMIC pass-thru certificates Series 2007-37 Class TS, 6.5755% - CME Term SOFR 1 month Index 2.9505% 6/16/2037 (b)(r)	29,953	2,160
Ginnie Mae REMIC pass-thru certificates Series 2010-116 Class QB, 4% 9/16/2040	51,879	50,711
Ginnie Mae REMIC pass-thru certificates Series 2010-160 Class DY, 4% 12/20/2040	737,406	720,939
Ginnie Mae REMIC pass-thru certificates Series 2010-170 Class B, 4% 12/20/2040	163,351	159,674
Ginnie Mae REMIC pass-thru certificates Series 2010-H03 Class FA, CME Term SOFR 1 month Index + 0.6645%, 4.3224% 3/20/2060 (b)(c)(t)	83,833	83,816
Ginnie Mae REMIC pass-thru certificates Series 2011-136 Class WI, 4.5% 5/20/2040 (r)	3,876	84
Ginnie Mae REMIC pass-thru certificates Series 2011-52 Class HI, 7% 4/16/2041 (r)	12,377	1,189
Ginnie Mae REMIC pass-thru certificates Series 2011-94 Class SA, 5.9855% - CME Term SOFR 1 month Index 2.3829% 7/20/2041 (b)(r)	63,362	5,391
Ginnie Mae REMIC pass-thru certificates Series 2013-149 Class MA, 2.5% 5/20/2040	138,470	137,429
Ginnie Mae REMIC pass-thru certificates Series 2014-2 Class BA, 3% 1/20/2044	1,312,523	1,217,830
Ginnie Mae REMIC pass-thru certificates Series 2014-21 Class HA, 3% 2/20/2044	508,976	468,595
Ginnie Mae REMIC pass-thru certificates Series 2014-25 Class HC, 3% 2/20/2044	859,338	790,104
Ginnie Mae REMIC pass-thru certificates Series 2014-5 Class A, 3% 1/20/2044	688,788	639,049
Ginnie Mae REMIC pass-thru certificates Series 2016-69 Class WA, 3% 2/20/2046	215,754	201,776
Ginnie Mae REMIC pass-thru certificates Series 2017-139 Class BA, 3% 9/20/2047	2,253,627	2,057,768
Ginnie Mae REMIC pass-thru certificates Series 2017-153 Class GA, 3% 9/20/2047	725,850	661,226
Ginnie Mae REMIC pass-thru certificates Series 2017-182 Class KA, 3% 10/20/2047	593,104	541,972
Ginnie Mae REMIC pass-thru certificates Series 2017-186 Class HK, 3% 11/16/2045	733,682	674,914
Ginnie Mae REMIC pass-thru certificates Series 2018-13 Class Q, 3% 4/20/2047	655,197	615,656
Ginnie Mae REMIC pass-thru certificates Series 2019-23 Class NF, CME Term SOFR 1 month Index + 0.5645%, 4.1671% 2/20/2049 (b)(c)	1,511,564	1,499,013
Ginnie Mae REMIC Trust Series 2015-H17 Class GZ, 4.1427% 5/20/2065 (b)(t)	20,219	19,760
GS Mortgage-Backed Securities Trust Series 2024-RPL2 Class A1, 3.75% 7/25/2061 (n)	6,619,735	6,471,057
GS Mortgage-Backed Securities Trust Series 2024-RPL4 Class A1, 3.9% 9/25/2061 (n)(o)	2,631,483	2,599,586
J P Morgan Mortgage Trust Series 2026-NQX1 Class A1, 5.5% 7/25/2066 (b)(n)	3,891,879	3,898,425
JP Morgan Mortgage Trust Series 2025-NQM2 Class A1, 5.567% 9/25/2065 (b)(n)	8,796,622	8,835,746
Legacy Mortgage Asset Trust Series 2021-GS5 Class A1, 6.25% 7/25/2067 (b)(n)	1,664,851	1,672,143
MFA Trust Series 2022-RPL1 Class A1, 3.3% 8/25/2061 (n)	35,442,216	33,298,335
MFRA Trust Series 2024-RPL1 Class A1, 4.25% 2/25/2066 (b)(n)	648,809	619,814
Morgan Stanley Residential Mortgage Loan Trust Series 2025-NQM3 Class A1, 5.53% 5/25/2070 (b)(n)	11,376,713	11,421,467
Morgan Stanley Residential Mortgage Loan Trust Series 2025-NQM4 Class A1, 5.588% 6/25/2070 (n)	5,434,055	5,460,187
Morgan Stanley Residential Mortgage Loan Trust Series 2026-NQM3 Class A1FC, 5.134% 3/25/2071 (b)(n)	6,351,479	6,336,631
New Residential Mortgage Loan Trust Series 2019-1A Class A1B, 3.5% 10/25/2059 (n)	2,536,037	2,362,524
New Residential Mortgage Loan Trust Series 2019-5A Class A1B, 3.5% 8/25/2059 (n)	243,131	230,154
New Residential Mortgage Loan Trust Series 2020-RPL1 Class A1, 2.75% 11/25/2059 (b)(n)	2,117,197	2,034,799
New Residential Mortgage Loan Trust Series 2024-RPL1 Class A, 3.8% 1/25/2064 (b)(n)	7,553,081	7,100,942
New Residential Mortgage Loan Trust Series 2025-NQM7 Class A1FC, 4.949% 10/26/2065 (b)(n)	23,826,867	23,757,769
New Residential Mtg Ln Tr 2019-Rpl3 Series 2019-RPL3 Class A1, 2.75% 7/25/2059 (n)	990,332	958,141
NYMT Loan Trust Series 2021-CP1 Class A1, 2.0424% 7/25/2061 (n)	9,784,143	9,178,142
NYMT Loan Trust Series 2024-CP1 Class A1, 3.75% 2/25/2068 (n)	7,283,030	6,752,576
NYMT Loan Trust Series 2025-CP1 Class A1, 3.75% 11/25/2069 (n)	11,036,967	10,706,590
OBX Trust Series 2025-NQM1 Class A1FC, 4.731% 11/25/2065 (b)(n)	9,236,528	9,182,327
OBX Trust Series 2025-NQM10 Class A1, 5.453% 5/25/2065 (n)(o)	15,841,928	15,905,468
OBX Trust Series 2025-NQM14 Class A1, 5.162% 7/25/2065 (n)(o)	5,174,278	5,174,802
OBX Trust Series 2025-NQM15 Class A1, 5.143% 7/27/2065 (b)(n)	8,246,625	8,237,797
OBX Trust Series 2025-NQM19 Class A1, 4.869% 10/25/2065 (b)(n)	10,417,517	10,352,443
OBX Trust Series 2025-NQM8 Class A1, 5.472% 3/25/2065 (b)(n)	3,590,514	3,605,827
Oceanview Mortgage Loan Trust Series 2020-1 Class A1A, 1.7329% 5/28/2050 (n)	22,736	21,619
Ocwen Loan Investment Trust Series 2024-HB1 Class A, 3% 2/25/2037 (n)	772,338	763,363
Ocwen Loan Investment Trust Series 2025-HB1 Class A, 3% 6/25/2038 (b)(n)	4,644,286	4,558,396
Ocwen Loan Investment Trust Series 2025-HB2 Class A, 3% 11/25/2038 (b)(n)	4,410,470	4,310,347
Ocwen Loan Investment Trust Series 2026-HB2 Class A, 3% 5/25/2039 (b)(n)	8,795,000	8,615,582
Onity Loan Investment Trust 2024-Hb2 Series 2024-HB2 Class A, 5% 8/25/2037 (n)	2,848,831	2,848,953
Onslow Bay Financial Series 2026-NQM4 Class A1FC, 5.082% 2/25/2066 (b)(n)	14,226,759	14,197,774
Preston Ridge Partners Mortgage Series 2025-RCF1 Class A1, 4.845% 1/25/2056 (b)(n)	25,817,248	25,526,117
PRET Series 2025-RPL3 Class A1, 4.15% 4/25/2065 (n)(o)	15,792,748	15,347,326
PRET Trust Series 2024-RPL1 Class A1, 3.9% 10/25/2063 (n)	1,330,664	1,262,454
PRPM Trust Series 2023-RCF1 Class A1, 4% 6/25/2053 (n)	4,023,172	3,997,984
PRPM Trust Series 2025-RCF3 Class A1, 5.25% 7/25/2055 (b)(n)	6,943,496	6,944,206
PRPM LLC Series 2024-RCF4 Class A1, 4% 7/25/2054 (n)	3,069,288	3,035,340
PRPM LLC Series 2024-RCF6 Class A1, 4% 10/25/2064 (b)(n)	6,579,801	6,469,014
PRPM LLC Series 2024-RPL1 Class A1, 4.2% 12/25/2064 (b)(n)	5,280,312	5,176,651
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (b)(n)	17,376,631	16,913,554
PRPM LLC Series 2024-RPL4 Class A1, 4% 12/25/2054 (n)(o)	1,018,146	991,851
Prpm LLC Series 2025-RCF5 Class A1, 4.839% 10/25/2055 (n)	3,145,504	3,131,895
PRPM LLC Series 2026-RCF2 Class A1, 5.5% 3/25/2056 (b)(n)	15,784,843	15,813,806
PRPM Trust Series 2026-RCF3 Class A1, 5.25% 5/25/2056 (n)	11,860,000	11,829,281
RCO IX Mortgage LLC Series 2026-2 Class A1, 5.7646% 5/25/2031 (b)(n)	35,355,000	35,465,174
Rco Mortgage LLC Series 2026-1 Class A1, 5.5358% 3/25/2031 (b)(n)	21,479,617	21,376,579
RMF Buyout Issuance Trust Series 2020-HB1 Class A1, 1.7188% 10/25/2050 (n)	1,533,321	1,444,135
Santander Mortgage Asset Receivable Trust Series 2025-NQM3 Class A1, 5.599% 5/25/2065 (n)	13,761,795	13,831,036
Sequoia Mortgage Trust Series 2004-6 Class A3B, CME Term SOFR 6 month Index + 1.3083%, 4.9277% 7/20/2034 (b)(c)	1,195	1,119
Thornburg Mortgage Securities Trust Series 2003-4 Class A1, CME Term SOFR 1 month Index + 0.7545%, 4.3388% 9/25/2043 (b)(c)	30,430	29,702
Towd Point Mortgage Trust 2020-3 Series 2020-3 Class A2A, 2.5% 2/25/2063 (n)	15,000,000	13,634,433
Towd Point Mortgage Trust Series 2018-1 Class A2, 3.25% 1/25/2058 (n)	6,426,920	6,321,480
Towd Point Mortgage Trust Series 2020-1 Class A1, 2.71% 1/25/2060 (n)	455,217	438,834
Towd Point Mortgage Trust Series 2021-1 Class A1, 2.25% 11/25/2061 (b)(n)	18,675,228	17,469,466
Towd Point Mortgage Trust Series 2022-1 Class A1, 3.75% 7/25/2062 (n)	34,423,267	32,566,951
Towd Point Mortgage Trust Series 2022-4 Class A1, 3.75% 9/25/2062 (n)	338,603	320,072
VCAT LLC Series 2026-NPL3 Class A1, 5.774% 5/25/2056 (b)(n)	13,999,000	13,998,818
Versus Securitization Trust Series 2026-1 Class A1FC, 4.743% 1/25/2071 (n)(o)	12,963,679	12,916,183
Versus Securitization Trust Series 2026-R1 Class A1FC, 4.675% 10/25/2067 (b)(n)	9,075,466	9,016,438
Verus Securitization Trust Series 2025-4 Class A1, 5.448% 5/25/2070 (n)	1,877,205	1,885,304
Verus Securitization Trust Series 2025-5 Class A1, 5.427% 6/25/2070 (b)(n)	15,154,761	15,211,931
Verus Securitization Trust Series 2025-6 Class A1, 5.417% 7/25/2070 (n)(o)	11,240,032	11,282,251
Verus Securitization Trust Series 2026-2 Class A1, 4.59% 2/25/2071 (b)(n)	7,077,116	6,981,735
Verus Securitization Trust Series 2026-2 Class A1FC, 4.507% 2/25/2071 (n)(o)	6,097,431	6,041,697
Verus Securitization Trust Series 2026-R2 Class A1FC, 5.282% 10/25/2067 (n)(o)	11,882,947	11,905,925
Verus Securitization Trust Series 2026-R4 Class A1, 5.275% 12/27/2067 (b)(n)	10,000,000	9,985,950
Verus Series 2026-R3 Class A1FC, 5.19% 2/27/2068 (b)(n)	8,942,478	8,938,025
Wells Fargo Mortgage Backed Securities Trust Series 2003-I Class A1, 6.3385% 9/25/2033 (b)	3,208	3,197
TOTAL UNITED STATES		1,952,796,312
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,943,986,760)		1,952,796,312

Commercial Mortgage Securities - 4.7%
	Principal Amount (a)	Value ($)
UNITED STATES - 4.7%
3650R Commercial Mortgage Trust Series 2021-PF1 Class A1, 1.122% 11/15/2054	1,281,143	1,271,818
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 5.3706% 6/15/2040 (b)(c)(n)	69,558,000	69,840,579
Ares Commercial Mortgage Trust Series 2026-GCP Class A, CME Term SOFR 1 month Index + 1.25%, 4.8771% 2/15/2043 (b)(c)(n)	4,846,000	4,847,520
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (n)	4,492,576	4,392,351
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class BNM, 3.465% 11/5/2032 (n)	858,000	827,542
BANK Series 2017-BNK5 Class A4, 3.131% 6/15/2060	2,529,569	2,504,074
BANK Series 2017-BNK5 Class A5, 3.39% 6/15/2060	10,059,000	9,961,647
BANK Series 2017-BNK6 Class ASB, 3.289% 7/15/2060	200,087	199,668
BANK Series 2017-BNK8 Class A3, 3.229% 11/15/2050	3,740,736	3,677,960
BANK Series 2018-BN10 Class A4, 3.428% 2/15/2061	7,238,339	7,132,282
BANK Series 2018-BN11 Class AS, 4.266% 3/15/2061	1,000,000	973,401
BANK Series 2018-BN12 Class ASB, 4.165% 5/15/2061	572,398	571,053
BANK Series 2018-BN13 Class A4, 3.953% 8/15/2061	5,422,632	5,365,024
BANK Series 2018-BN13 Class A5, 4.217% 8/15/2061	11,000,000	10,908,870
BANK Series 2018-BN14 Class ASB, 4.185% 9/15/2060	2,631,677	2,626,246
BANK Series 2018-BN15 Class ASB, 4.285% 11/15/2061	582,254	581,226
BANK Series 2019-BN16 Class AS, 4.267% 2/15/2052	1,400,000	1,361,114
BANK Series 2019-BN18 Class A3, 3.325% 5/15/2062	700,000	674,941
BANK Series 2019-BN19 Class AS, 3.446% 8/15/2061	6,000,000	5,570,096
BANK Series 2019-BN21 Class A5, 2.851% 10/17/2052	1,112,000	1,046,460
BANK Series 2019-BN21 Class ASB, 2.808% 10/17/2052	4,379,620	4,277,098
BANK Series 2019-BN23 Class ASB, 2.846% 12/15/2052	2,349,131	2,285,052
BANK Series 2020-BN25 Class ASB, 2.613% 1/15/2063	1,878,825	1,823,047
BANK Series 2020-BN25 Class XB, 0.5286% 1/15/2063 (b)(r)	187,100,000	2,984,900
BANK Series 2020-BN26 Class A3, 2.155% 3/15/2063	6,000,000	5,538,361
BANK Series 2020-BN26 Class ASB, 2.313% 3/15/2063	1,878,417	1,812,977
BANK Series 2020-BN28 Class A3, 1.584% 3/15/2063	581,000	516,744
BANK Series 2021-BN33 Class XA, 1.1363% 5/15/2064 (b)(r)	93,285,282	3,365,826
BANK Series 2022-BNK39 Class ASB, 2.82% 2/15/2055	4,000,000	3,781,335
BANK Series 2022-BNK43 Class ASB, 4.502% 8/15/2055	2,724,000	2,702,436
BANK Series 2022-BNK44 Class A5, 5.743% 11/15/2055 (b)	5,700,000	5,914,727
BANK Series 2023-5YR4 Class A3, 6.5% 12/15/2056	9,102,793	9,403,612
BANK Series 2023-BNK46 Class A4, 5.745% 8/15/2056	10,050,000	10,421,473
BANK Series 2024-BNK47 Class A5, 5.716% 6/15/2057	12,422,131	12,972,936
BANK Series 2024-BNK48 Class A5, 5.053% 10/15/2057	20,574,000	20,571,634
BANK Series 2025-BNK49 Class AS, 6.025% 3/15/2058	7,000,000	7,227,281
BANK Series 2025-BNK50 Class A4, 5.354% 5/15/2068	10,200,000	10,370,737
BANK5 Series 2023-5YR1 Class A2, 5.779% 4/15/2056	4,394,153	4,435,466
BANK5 Series 2023-5YR2 Class A3, 6.656% 7/15/2056	8,522,000	8,797,594
BANK5 Series 2024-5YR12 Class A3, 5.902% 12/15/2057	3,370,000	3,482,095
BANK5 Series 2024-5YR7 Class AS, 6.489% 6/15/2057 (b)	5,000,000	5,184,389
BANK5 Series 2024-5YR9 Class AS, 6.1822% 8/15/2057 (b)	5,000,000	5,148,482
BANK5 Series 2025-5YR14 Class A3, 5.646% 4/15/2058	9,550,000	9,810,641
BANK5 Series 2025-5YR18 Class A1, 4.284% 12/15/2058	2,768,211	2,741,447
BANK5 Series 2025-5YR19 Class A3, 5.27% 12/15/2058	11,739,000	11,943,542
BANK5 Series 2025-5YR19 Class XB, 0.8097% 12/15/2058 (b)(r)	46,717,000	1,244,139
BANK5 Series 2026-5YR20 Class A3, 5.104% 2/15/2059	15,500,000	15,655,011
BANK5 Series 2026-5YR21 Class A3, 5.525% 4/15/2059	16,100,000	16,533,775
BANK5 Series 2026-5YR21 Class AS, 5.844% 4/15/2059	10,900,000	11,189,158
Barings Issuer LLC Series 2026-SBP Class A, 4.82% 2/26/2059 (n)	26,659,190	26,350,165
Bayview Commercial Asset Trust Series 2005-3A Class A2, CME Term SOFR 1 month Index + 0.7145%, 4.3688% 11/25/2035 (b)(c)(n)	16,707	16,498
Bayview Commercial Asset Trust Series 2005-3A Class M1, CME Term SOFR 1 month Index + 0.7745%, 4.4288% 11/25/2035 (b)(c)(n)	4,535	4,541
Bayview Commercial Asset Trust Series 2005-4A Class A2, CME Term SOFR 1 month Index + 0.6995%, 4.3538% 1/25/2036 (b)(c)(n)	40,223	38,570
Bayview Commercial Asset Trust Series 2005-4A Class M1, CME Term SOFR 1 month Index + 0.7895%, 4.4438% 1/25/2036 (b)(c)(n)	12,985	12,476
Bayview Commercial Asset Trust Series 2005-4A Class M2, CME Term SOFR 1 month Index + 0.8195%, 4.4738% 1/25/2036 (b)(c)(n)	4,897	4,657
Bayview Commercial Asset Trust Series 2005-4A Class M3, CME Term SOFR 1 month Index + 0.8645%, 4.5188% 1/25/2036 (b)(c)(n)	7,126	6,762
Bayview Commercial Asset Trust Series 2006-1A Class A2, CME Term SOFR 1 month Index + 0.6545%, 4.2388% 4/25/2036 (b)(c)(n)	6,577	6,253
Bayview Commercial Asset Trust Series 2006-1A Class M1, CME Term SOFR 1 month Index + 0.6845%, 4.2688% 4/25/2036 (b)(c)(n)	3,977	3,743
Bayview Commercial Asset Trust Series 2006-1A Class M2, CME Term SOFR 1 month Index + 0.7145%, 4.2988% 4/25/2036 (b)(c)(n)	4,206	3,948
Bayview Commercial Asset Trust Series 2006-1A Class M6, CME Term SOFR 1 month Index + 1.0745%, 4.6588% 4/25/2036 (b)(c)(n)	3,977	3,744
Bayview Commercial Asset Trust Series 2006-2A Class M1, CME Term SOFR 1 month Index + 0.5795%, 4.1638% 7/25/2036 (b)(c)(n)	5,919	5,720
Bayview Commercial Asset Trust Series 2006-2A Class M2, CME Term SOFR 1 month Index + 0.6095%, 4.1938% 7/25/2036 (b)(c)(n)	4,205	4,073
Bayview Commercial Asset Trust Series 2006-2A Class M4, CME Term SOFR 1 month Index + 0.7445%, 4.3288% 7/25/2036 (b)(c)(n)	3,972	3,810
Bayview Commercial Asset Trust Series 2006-4A Class A2, CME Term SOFR 1 month Index + 0.5195%, 4.1038% 12/25/2036 (b)(c)(n)	82,382	78,969
Bayview Commercial Asset Trust Series 2006-4A Class M1, CME Term SOFR 1 month Index + 0.5495%, 4.1338% 12/25/2036 (b)(c)(n)	6,621	6,436
Bayview Commercial Asset Trust Series 2006-4A Class M3, CME Term SOFR 1 month Index + 0.6245%, 4.2088% 12/25/2036 (b)(c)(n)	4,488	4,228
Bayview Commercial Asset Trust Series 2007-1 Class A2, CME Term SOFR 1 month Index + 0.5195%, 4.1038% 3/25/2037 (b)(c)(n)	20,083	19,283
Bayview Commercial Asset Trust Series 2007-2A Class A1, CME Term SOFR 1 month Index + 0.3845%, 4.1038% 7/25/2037 (b)(c)(n)	70,941	66,624
Bayview Commercial Asset Trust Series 2007-2A Class A2, CME Term SOFR 1 month Index + 0.4345%, 4.1788% 7/25/2037 (b)(c)(n)	66,400	61,990
Bayview Commercial Asset Trust Series 2007-2A Class M1, CME Term SOFR 1 month Index + 0.4845%, 4.2538% 7/25/2037 (b)(c)(n)	22,619	21,029
Bayview Commercial Asset Trust Series 2007-2A Class M2, CME Term SOFR 1 month Index + 0.5245%, 4.3138% 7/25/2037 (b)(c)(n)	14,736	13,706
Bayview Commercial Asset Trust Series 2007-2A Class M3, CME Term SOFR 1 month Index + 0.6045%, 4.4338% 7/25/2037 (b)(c)(k)(n)	22,355	21,235
Bayview Commercial Asset Trust Series 2007-3 Class A2, CME Term SOFR 1 month Index + 0.5495%, 4.1338% 7/25/2037 (b)(c)(n)	23,264	22,171
Bayview Commercial Asset Trust Series 2007-3 Class M1, CME Term SOFR 1 month Index + 0.5795%, 4.1638% 7/25/2037 (b)(c)(n)	12,341	11,488
Bayview Commercial Asset Trust Series 2007-3 Class M2, CME Term SOFR 1 month Index + 0.6245%, 4.2088% 7/25/2037 (b)(c)(n)	13,167	12,140
Bayview Commercial Asset Trust Series 2007-3 Class M3, CME Term SOFR 1 month Index + 0.6695%, 4.2538% 7/25/2037 (b)(c)(n)	21,257	19,910
Bayview Commercial Asset Trust Series 2007-3 Class M4, CME Term SOFR 1 month Index + 0.8645%, 4.4488% 7/25/2037 (b)(c)(n)	33,420	31,261
Bayview Commercial Asset Trust Series 2007-3 Class M5, CME Term SOFR 1 month Index + 1.0145%, 4.5988% 7/25/2037 (b)(c)(n)	29,425	29,291
BBCMS Mortgage Trust Series 2019-C3 Class ASB, 3.458% 5/15/2052	3,406,722	3,369,531
BBCMS Mortgage Trust Series 2019-C5 Class ASB, 2.99% 11/15/2052	1,180,460	1,160,702
BBCMS Mortgage Trust Series 2020-C7 Class A3, 2.007% 4/15/2053	4,000,000	3,698,222
BBCMS Mortgage Trust Series 2020-C7 Class A5, 2.037% 4/15/2053	3,222,000	2,902,887
BBCMS Mortgage Trust Series 2020-C8 Class ASB, 1.867% 10/15/2053	1,237,229	1,178,639
BBCMS Mortgage Trust Series 2021-C11 Class ASB, 2.108% 9/15/2054	1,999,981	1,887,994
BBCMS Mortgage Trust Series 2021-C12 Class A5, 2.689% 11/15/2054	11,960,000	10,604,158
BBCMS Mortgage Trust Series 2023-C20 Class A5, 5.576% 7/15/2056	15,674,000	16,191,320
BBCMS Mortgage Trust Series 2023-C21 Class A3, 6.5061% 9/15/2056 (b)	13,794,000	14,314,732
BBCMS Mortgage Trust Series 2023-C21 Class A5, 6% 9/15/2056	5,000,000	5,279,095
BBCMS Mortgage Trust Series 2024-C24 Class A5, 5.419% 2/15/2057	27,530,000	28,216,116
BBCMS Mortgage Trust Series 2024-C26 Class A5, 5.829% 5/15/2057	28,004,000	29,377,823
BBCMS Mortgage Trust Series 2024-C28 Class A5, 5.403% 9/15/2057	8,450,000	8,642,247
BBCMS Mortgage Trust Series 2024-C30 Class A5, 5.532% 11/15/2057	8,047,000	8,282,109
BBCMS Mortgage Trust Series 2024-C30 Class AS, 5.831% 11/15/2057	633,000	653,518
BBCMS Mortgage Trust Series 2025-C35 Class A5, 5.586% 7/15/2058 (b)	15,070,000	15,603,371
BBCMS Mortgage Trust Series 2026-5C40 Class AS, 5.5286% 2/15/2059	5,000,000	5,069,571
BBCMS Mortgage Trust Series 2026-5C40 Class XB, 0.9607% 2/15/2059 (b)(n)(r)	35,100,000	1,183,470
BBCMS Mortgage Trust Series 2026-5C41 Class A2, 4.951% 5/15/2069	18,000,000	18,088,702
BBCMS Mortgage Trust Series 2026-5C41 Class A3, 5.438% 5/15/2069	25,500,000	26,130,406
BCP Trust Series 2021-330N Class A, CME Term SOFR 1 month Index + 0.9135%, 4.5415% 6/15/2038 (b)(c)(n)	4,207,067	3,872,364
Benchmark Mortgage Trust Series 2018-B1 Class ASB, 3.602% 1/15/2051	1,016,221	1,009,745
Benchmark Mortgage Trust Series 2018-B2 Class ASB, 3.7802% 2/15/2051	890,085	886,311
Benchmark Mortgage Trust Series 2018-B4 Class A5, 4.121% 7/15/2051	1,260,000	1,244,380
Benchmark Mortgage Trust Series 2018-B6 Class A3, 3.995% 10/10/2051	4,700,000	4,637,450
Benchmark Mortgage Trust Series 2018-B7 Class A2, 4.377% 5/15/2053	791,356	790,058
Benchmark Mortgage Trust Series 2018-B8 Class A5, 4.2317% 1/15/2052	15,369,000	15,105,145
Benchmark Mortgage Trust Series 2019-B10 Class A4, 3.717% 3/15/2062	2,683,000	2,609,174
Benchmark Mortgage Trust Series 2019-B10 Class ASB, 3.615% 3/15/2062	5,635,054	5,579,037
Benchmark Mortgage Trust Series 2019-B12 Class XA, 1.1466% 8/15/2052 (b)(r)	70,759,970	1,577,700
Benchmark Mortgage Trust Series 2019-B13 Class A4, 2.952% 8/15/2057	12,263,000	11,570,967
Benchmark Mortgage Trust Series 2019-B14 Class XA, 0.8792% 12/15/2062 (b)(r)	111,468,820	1,957,314
Benchmark Mortgage Trust Series 2020-B17 Class A4, 2.0422% 3/15/2053	6,600,000	6,003,647
Benchmark Mortgage Trust Series 2020-B17 Class A5, 2.289% 3/15/2053	14,415,000	13,001,719
Benchmark Mortgage Trust Series 2020-B17 Class XA, 1.5073% 3/15/2053 (b)(r)	23,420,809	873,947
Benchmark Mortgage Trust Series 2020-B18 Class A5, 1.925% 7/15/2053	775,000	686,342
Benchmark Mortgage Trust Series 2020-B18 Class XA, 1.8738% 7/15/2053 (b)(r)	15,224,465	748,158
Benchmark Mortgage Trust Series 2020-B19 Class A5, 1.85% 9/15/2053	7,500,000	6,682,875
Benchmark Mortgage Trust Series 2020-B19 Class B, 2.351% 9/15/2053	1,100,000	860,806
Benchmark Mortgage Trust Series 2020-B19 Class XA, 1.7635% 9/15/2053 (b)(r)	9,281,221	381,899
Benchmark Mortgage Trust Series 2020-B21 Class A4, 1.7044% 12/17/2053	700,000	626,481
Benchmark Mortgage Trust Series 2020-B21 Class AAB, 1.7975% 12/17/2053	9,246,100	8,813,289
Benchmark Mortgage Trust Series 2020-IG1 Class A1, 2.7018% 9/15/2043	862,218	832,742
Benchmark Mortgage Trust Series 2021-B23 Class AAB, 1.766% 2/15/2054	4,629,574	4,390,185
Benchmark Mortgage Trust Series 2021-B25 Class A3, 1.906% 4/15/2054	1,673,695	1,537,794
Benchmark Mortgage Trust Series 2021-B27 Class XA, 1.2313% 7/15/2054 (b)(r)	34,309,687	1,462,951
Benchmark Mortgage Trust Series 2022-B33 Class A5, 3.4582% 3/15/2055	5,700,000	5,265,671
Benchmark Mortgage Trust Series 2023-B39 Class ASB, 6.0592% 7/15/2056	3,421,000	3,586,971
Benchmark Mortgage Trust Series 2023-V2 Class AS, 6.5374% 5/15/2055	500,000	512,845
Benchmark Mortgage Trust Series 2023-V3 Class AS, 7.0967% 7/15/2056	7,450,000	7,738,388
Benchmark Mortgage Trust Series 2024-V11 Class A3, 5.909% 11/15/2057	7,000,000	7,238,630
Benchmark Mortgage Trust Series 2024-V5 Class A3, 5.8053% 1/10/2057	3,900,000	3,996,864
Benchmark Mortgage Trust Series 2024-V9 Class A3, 5.6019% 8/15/2057	15,300,000	15,638,110
Benchmark Mortgage Trust Series 2025-B41 Class A5, 5.4072% 7/15/2068	7,648,000	7,819,164
Benchmark Mortgage Trust Series 2025-V18 Class A3, 5.1837% 10/15/2058	13,082,000	13,247,428
Benchmark Mortgage Trust Series 2026-B42 Class AS, 5.3274% 3/15/2059	16,000,000	15,871,566
Benchmark Mortgage Trust Series 2026-V20 Class A3, 5.184% 2/15/2059	17,705,433	17,947,544
Benchmark Mortgage Trust Series 2026-V21 Class XB, 0.856% 3/15/2059 (b)(r)	20,000,000	619,082
BLOX Trust Series 2021-BLOX Class A, CME Term SOFR 1 month Index + 1.1145%, 4.7425% 9/15/2026 (b)(c)(n)	21,008,136	20,937,769
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 4.9692% 3/15/2041 (b)(c)(n)	25,507,012	25,538,896
BMO Mortgage Trust Series 2023-C6 Class XA, 0.7902% 9/15/2056 (b)(r)	221,106,599	10,346,484
BMO Mortgage Trust Series 2023-C7 Class ASB, 6.3866% 12/15/2056 (b)	6,802,000	7,213,323
BMO Mortgage Trust Series 2024-5C3 Class AS, 6.2858% 2/15/2057 (b)	11,050,000	11,353,155
BMO Mortgage Trust Series 2024-5C5 Class A3, 5.8574% 2/15/2057	5,100,000	5,249,084
BMO Mortgage Trust Series 2024-C9 Class A5, 5.7592% 7/15/2057	23,060,000	24,065,241
BMO Mortgage Trust Series 2025-5C12 Class XB, 0.9679% 10/15/2058 (b)(r)	20,300,000	635,315
BMO Mortgage Trust Series 2025-5C13 Class A2, 4.7355% 12/15/2058	12,600,000	12,545,107
BMO Mortgage Trust Series 2025-5C13 Class A3, 5.227% 12/15/2058	7,500,000	7,601,934
BMO Mortgage Trust Series 2026-5C14 Class A3, 5.2094% 3/15/2059	46,000,000	46,604,748
BMO Mortgage Trust Series 2026-5C14 Class XB, 0.6493% 3/15/2059 (b)(r)	35,200,000	1,075,501
BMO Mortgage Trust Series 2026-C14 Class A1, 4.3597% 2/15/2059	9,635,019	9,536,472
BMO Series 2024-C8 Class A5, 5.598% 3/15/2057	13,179,000	13,613,074
BMP Commercial Mortgage Trust Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 4.999% 6/15/2041 (b)(c)(n)	29,711,000	29,729,569
BMP Commercial Mortgage Trust Series 2024-MF23 Class B, CME Term SOFR 1 month Index + 1.6416%, 5.2687% 6/15/2041 (b)(c)(n)	7,175,000	7,181,727
BMP Commercial Mortgage Trust Series 2024-MF23 Class C, CME Term SOFR 1 month Index + 1.8413%, 5.4684% 6/15/2041 (b)(c)(n)	3,540,000	3,546,637
BPR Commercial Mortgage Trust Series 2024-PARK Class A, 5.3919% 11/5/2039 (b)(n)	13,519,000	13,647,309
BPR Commercial Mortgage Trust Series 2024-PARK Class C, 6.3894% 11/5/2039 (b)(n)	1,858,000	1,898,033
Bridge Commercial Mortgage Trust Series 2026-MF Class A, CME Term SOFR 1 month Index + 1.25%, 4.85% 6/15/2039 (b)(c)(n)	28,914,000	28,914,000
BX 2019 Trust Series 2019-OC11 Class A, 3.202% 12/9/2041 (n)	13,636,000	12,896,716
BX 2019 Trust Series 2019-OC11 Class C, 3.856% 12/9/2041 (n)	800,000	759,632
BX 2025-DIME Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 4.7771% 2/15/2035 (b)(c)(n)	35,345,000	35,168,275
BX 2025-ROIC Trust Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 4.7709% 3/15/2030 (b)(c)(n)	89,675,771	89,535,734
BX 2025-ROIC Trust Series 2025-ROIC Class B, CME Term SOFR 1 month Index + 1.3935%, 5.0206% 3/15/2030 (b)(c)(n)	6,344,749	6,320,971
BX 2025-ROIC Trust Series 2025-ROIC Class C, CME Term SOFR 1 month Index + 1.69%, 5.1704% 3/15/2030 (b)(c)(n)	8,580,160	8,548,004
BX 2025-ROIC Trust Series 2025-ROIC Class D, CME Term SOFR 1 month Index + 1.9926%, 5.6197% 3/15/2030 (b)(c)(n)	852,136	850,539
BX Commercial Mortgage 2025 Trust Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.0705% 4/15/2040 (b)(c)(n)	32,119,610	32,139,685
BX Commercial Mortgage Trust Series 2019-IMC Class A, CME Term SOFR 1 month Index + 1.0463%, 4.6733% 4/15/2034 (b)(c)(n)	4,547,307	4,539,369
BX Commercial Mortgage Trust Series 2019-IMC Class B, CME Term SOFR 1 month Index + 1.3463%, 4.9733% 4/15/2034 (b)(c)(n)	4,437,000	4,425,356
BX Commercial Mortgage Trust Series 2019-IMC Class C, CME Term SOFR 1 month Index + 1.6463%, 5.2733% 4/15/2034 (b)(c)(n)	2,933,000	2,924,006
BX Commercial Mortgage Trust Series 2019-IMC Class D, CME Term SOFR 1 month Index + 1.9463%, 5.5733% 4/15/2034 (b)(c)(n)	3,079,000	3,068,203
BX Commercial Mortgage Trust Series 2020-VIV2 Class C, 3.6605% 3/9/2044 (b)(n)	5,286,000	4,907,753
BX Commercial Mortgage Trust Series 2020-VIV4 Class A, 2.843% 3/9/2044 (n)	11,697,000	10,844,154
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 4.4306% 10/15/2036 (b)(c)(n)	33,219,512	33,209,132
BX Commercial Mortgage Trust Series 2021-PAC Class B, CME Term SOFR 1 month Index + 1.0133%, 4.6403% 10/15/2036 (b)(c)(n)	9,701,000	9,680,176
BX Commercial Mortgage Trust Series 2021-PAC Class C, CME Term SOFR 1 month Index + 1.2131%, 4.8401% 10/15/2036 (b)(c)(n)	10,186,000	10,163,442
BX Commercial Mortgage Trust Series 2021-PAC Class D, CME Term SOFR 1 month Index + 1.4128%, 5.0398% 10/15/2036 (b)(c)(n)	3,579,000	3,566,990
BX Commercial Mortgage Trust Series 2021-PAC Class E, CME Term SOFR 1 month Index + 2.062%, 5.689% 10/15/2036 (b)(c)(n)	11,390,000	11,351,752
BX Commercial Mortgage Trust Series 2022-IND Class A, CME Term SOFR 1 month Index + 1.491%, 5.1181% 4/15/2037 (b)(c)(n)	8,564,956	8,567,633
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 4.9199% 12/15/2039 (b)(c)(n)	24,002,068	24,047,072
BX Commercial Mortgage Trust Series 2024-MDHS Class A, 5.2684% 5/15/2041 (b)(n)	27,425,945	27,451,657
BX Commercial Mortgage Trust Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.0187% 3/15/2041 (b)(c)(n)	60,829,749	60,924,795
BX Commercial Mortgage Trust Series 2026-XL6 Class A, CME Term SOFR 1 month Index + 1.2%, 4.8271% 3/15/2043 (b)(c)(n)	54,602,597	54,534,343
BX Commercial Mortgage Trust Series 2026-XL6 Class B, CME Term SOFR 1 month Index + 1.45%, 5.0771% 3/15/2043 (b)(c)(n)	5,082,317	5,069,611
BX Commercial Mortgage Trust Series 2026-XL6 Class C, CME Term SOFR 1 month Index + 1.6%, 5.2271% 3/15/2043 (b)(c)(n)	4,475,062	4,465,321
BX Trust Series 2021-ACNT Class A, CME Term SOFR 1 month Index + 0.9645%, 4.5915% 11/15/2038 (b)(c)(n)	1,139,684	1,140,342
BX Trust Series 2021-ACNT Class B, CME Term SOFR 1 month Index + 1.3645%, 4.9915% 11/15/2038 (b)(c)(n)	2,102,816	2,104,124
BX Trust Series 2021-BXMF Class A, CME Term SOFR 1 month Index + 0.7504%, 4.3774% 10/15/2026 (b)(c)(n)	2,874,214	2,873,316
BX Trust Series 2022-IND Class B, CME Term SOFR 1 month Index + 1.94%, 5.5671% 4/15/2037 (b)(c)(n)	8,004,500	8,009,503
BX Trust Series 2022-IND Class C, CME Term SOFR 1 month Index + 2.29%, 5.9171% 4/15/2037 (b)(c)(n)	2,241,400	2,243,501
BX Trust Series 2022-IND Class D, CME Term SOFR 1 month Index + 2.839%, 6.4661% 4/15/2037 (b)(c)(n)	1,512,000	1,514,363
BX Trust Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.069% 4/15/2041 (b)(c)(n)	39,061,467	39,110,294
BX Trust Series 2024-CNYN Class B, CME Term SOFR 1 month Index + 1.6915%, 5.3186% 4/15/2041 (b)(c)(n)	5,719,700	5,726,850
BX Trust Series 2024-CNYN Class C, CME Term SOFR 1 month Index + 1.9412%, 5.5683% 4/15/2041 (b)(c)(n)	4,776,800	4,782,770
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.0691% 2/15/2039 (b)(c)(n)	49,813,720	49,936,222
BX Trust Series 2024-XL4 Class B, CME Term SOFR 1 month Index + 1.7915%, 5.4186% 2/15/2039 (b)(c)(n)	3,454,869	3,461,347
BX Trust Series 2024-XL5 Class B, CME Term SOFR 1 month Index + 1.6912%, 5.3183% 3/15/2041 (b)(c)(n)	10,124,800	10,140,620
BX Trust Series 2024-XL5 Class C, CME Term SOFR 1 month Index + 1.9409%, 5.568% 3/15/2041 (b)(c)(n)	12,509,000	12,528,545
BX Trust Series 2025-TAIL Class A, CME Term SOFR 1 month Index + 1.4%, 5.0271% 6/15/2035 (b)(c)(n)	8,702,000	8,710,149
BX Trust Series 2026-ALOHA Class A, 4.9771% 4/15/2043 (b)(n)	21,446,000	21,445,998
BX Trust Series 2026-CIP Class A, CME Term SOFR 1 month Index + 1.2%, 4.85% 5/15/2038 (b)(c)(n)	31,183,000	31,260,958
BX Trust Series 2026-LP3 Class A, 5.0071% 4/15/2043 (n)	43,071,748	43,192,887
BXSC Commercial Mortgage Trust Series 2022-WSS Class B, CME Term SOFR 1 month Index + 2.092%, 5.72% 3/15/2035 (b)(c)(n)	2,726,321	2,728,025
CCUBS Commercial Mortgage Trust Series 2017-C1 Class ASB, 3.462% 11/15/2050	352,946	350,729
CD Mortgage Trust Series 2017-CD5 Class A3, 3.171% 8/15/2050	17,368,370	17,137,923
CD Mortgage Trust Series 2017-CD5 Class AAB, 3.22% 8/15/2050	131,798	131,133
CD Mortgage Trust Series 2017-CD6 Class ASB, 3.332% 11/13/2050	4,300,266	4,274,855
Cent Trust Series 2025-CITY Class A, 5.0909% 7/10/2040 (b)(n)	35,646,000	35,673,369
Cent Trust Series 2025-CITY Class X, 0.2082% 7/10/2040 (n)(r)	258,988,000	1,559,807
CF Hippolyta Issuer LLC Series 2020-1 Class A1, 1.69% 7/15/2060 (n)	27,618,285	23,072,561
CF Hippolyta Issuer LLC Series 2020-1 Class A2, 1.99% 7/15/2060 (n)	9,784,099	8,072,597
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (n)	14,992,806	11,931,194
CFCRE Commercial Mortgage Trust Series 2016-C7 Class A2, 3.5853% 12/10/2054	8,445,777	8,402,563
CFCRE Commercial Mortgage Trust Series 2017-C8 Class A3, 3.3048% 6/15/2050	18,660,421	18,512,179
CGMS Commercial Mortgage Trust Series 2017-B1 Class A3, 3.197% 8/15/2050	744,958	735,973
CGMS Commercial Mortgage Trust Series 2017-B1 Class A4, 3.458% 8/15/2050	2,800,000	2,767,406
Citigroup Commercial Mortgage Trust Series 2016-P6 Class XA, 0.6772% 12/10/2049 (b)(r)	1,041,100	748
Citigroup Commercial Mortgage Trust Series 2017-C4 Class A4, 3.471% 10/12/2050	7,445,000	7,346,218
Citigroup Commercial Mortgage Trust Series 2017-P7 Class A4, 3.712% 4/14/2050	18,481,506	18,310,925
Citigroup Commercial Mortgage Trust Series 2017-P7 Class AAB, 3.509% 4/14/2050	613,349	612,057
Citigroup Commercial Mortgage Trust Series 2019-C7 Class A4, 3.102% 12/15/2072	9,335,374	8,829,849
Citigroup Commercial Mortgage Trust Series 2019-GC41 Class XA, 1.1319% 8/10/2056 (b)(r)	18,539,605	479,023
Citigroup Commercial Mortgage Trust Series 2020-GC46 Class AAB, 2.614% 2/15/2053	830,272	799,626
Citigroup Commercial Mortgage Trust Series 2023-PRM3 Class A, 6.5717% 7/10/2028 (b)(n)	15,287,000	15,671,431
COMM Mortgage Trust Series 2017-CD4 Class A4, 3.514% 5/10/2050	7,919,000	7,846,467
COMM Mortgage Trust Series 2017-COR2 Class ASB, 3.317% 9/10/2050	233,231	231,891
COMM Mortgage Trust Series 2018-COR3 Class A3, 4.228% 5/10/2051	1,665,000	1,636,471
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/2052	3,836,000	3,798,887
Computershare Corporate Trust Series 2018-C48 Class ASB, 4.245% 1/15/2052	3,156,989	3,150,456
CSAIL Commercial Mortgage Trust Series 2019-C18 Class AS, 3.3214% 12/15/2052	7,124,559	6,680,504
CSAIL Commercial Mortgage Trust Series 2020-C19 Class ASB, 2.5501% 3/15/2053	5,173,818	4,979,979
CSAIL Commercial Mortgage Trust Series 2021-C20 Class A2, 2.4862% 3/15/2054	3,119,980	2,877,138
CSTL Commercial Mortgage Trust Series 2026-GATE3 Class A, 4.851% 2/10/2043 (b)(n)	9,190,000	9,080,643
DBJPM Mortgage Trust Series 2017-C6 Class ASB, 3.121% 6/10/2050	804,356	800,052
DTP Commercial Mortgage Trust Series 2023-STE2 Class A, 6.038% 1/15/2041 (b)(n)	9,373,000	9,425,492
ELP Series 2025-ELP Class A, 4.7573% 11/13/2042 (b)(n)	9,257,000	9,153,289
EQT Trust Series 2024-EXTR Class A, 5.3308% 7/5/2041 (n)	7,183,918	7,258,372
Extended Stay America Trust Series 2025-ESH Class A, CME Term SOFR 1 month Index + 1.3%, 4.9271% 10/15/2042 (b)(c)(n)	31,015,783	31,054,552
Extended Stay America Trust Series 2025-ESH Class B, CME Term SOFR 1 month Index + 1.6%, 5.2271% 10/15/2042 (b)(c)(n)	7,873,615	7,890,839
Extended Stay America Trust Series 2025-ESH Class C, CME Term SOFR 1 month Index + 1.85%, 5.4771% 10/15/2042 (b)(c)(n)	2,350,045	2,358,124
Extended Stay America Trust Series 2026-ESH2 Class A, CME Term SOFR 1 month Index + 1.2%, 4.8271% 2/15/2043 (b)(c)(n)	69,201,874	69,266,751
Extended Stay America Trust Series 2026-ESH2 Class B, CME Term SOFR 1 month Index + 1.4%, 5.0271% 2/15/2043 (b)(c)(n)	8,182,125	8,212,808
Extended Stay America Trust Series 2026-ESH2 Class C, CME Term SOFR 1 month Index + 1.6%, 5.2271% 2/15/2043 (b)(c)(n)	1,638,674	1,647,891
Fannie Mae Guaranteed REMIC Series 2018-M10 Class A2, 3.473% 7/25/2028 (b)	916,395	901,177
Fannie Mae Guaranteed REMIC Series 2021-M2S Class A2, 1.8073% 10/25/2031 (b)	2,023,230	1,783,198
Fannie Mae Guaranteed REMIC Series 2023-M1S Class A2, 4.497% 4/25/2033 (b)	4,130,000	4,115,659
Fannie Mae Guaranteed REMIC Series 2023-M8 Class A2, 4.4758% 3/25/2033 (b)	5,204,812	5,188,798
Fannie Mae Guaranteed REMIC Series 2025-M4 Class A2, 4.389% 8/25/2035	23,000,000	22,500,325
Fannie Mae Mortgage pass-thru certificates Series 2018-M13 Class A2, 3.7513% 9/25/2030 (b)	3,129,416	3,056,531
Fannie Mae Mortgage pass-thru certificates Series 2025-M2 Class A2, 4.62% 4/25/2030	77,705,000	78,103,448
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K063 Class A2, 3.43% 1/25/2027	6,038,204	6,008,365
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K067 Class A2, 3.194% 7/25/2027	6,723,000	6,649,398
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K068 Class A2, 3.244% 8/25/2027	21,500,000	21,260,866
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K069 Class A2, 3.187% 9/25/2027	12,000,777	11,844,827
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K070 Class A2, 3.303% 11/25/2027	27,454,000	27,111,723
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K071 Class A2, 3.286% 11/25/2027	13,265,000	13,086,286
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K073 Class A2, 3.35% 1/25/2028	22,090,000	21,785,907
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K074 Class A2, 3.6% 1/25/2028	50,952,790	50,408,151
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K076 Class A2, 3.9% 4/25/2028	9,900,000	9,831,667
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K081 Class A2, 3.9% 8/25/2028	7,532,000	7,459,281
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K083 Class A2, 4.05% 9/25/2028	9,405,000	9,338,373
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K086 Class A2, 3.859% 11/25/2028	4,600,000	4,547,937
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K087 Class A2, 3.771% 12/25/2028	1,086,529	1,072,549
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K740 Class A2, 1.47% 9/25/2027	19,600,000	18,947,881
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K135 Class A2, 2.154% 10/25/2031	1,500,000	1,337,344
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K746 Class A2, 2.031% 9/25/2028	3,140,000	2,984,463
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K141 Class A2, 2.25% 2/25/2032	55,000,000	48,974,541
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-K753 Class A2, 4.4% 10/25/2030	14,050,000	14,026,390
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-K521 Class AS, U.S. 30-Day Avg. SOFR Index + 0.52%, 4.1692% 3/25/2029 (b)(c)	33,938,349	33,854,247
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-K755 Class A2, 5.203% 2/25/2031	10,200,000	10,509,578
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K543 Class A2, 4.329% 6/25/2030 (b)	18,082,000	18,018,811
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K544 Class A2, 4.266% 7/25/2030 (b)	21,856,000	21,725,605
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K545 Class A2, 4.29% 7/25/2030	7,513,000	7,474,647
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K546 Class A2, 4.361% 5/25/2030 (b)	6,600,000	6,585,498
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K546 Class AS, U.S. 30-Day Avg. SOFR Index + 0.53%, 4.1792% 3/25/2030 (b)(c)	32,042,451	32,004,237
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K547 Class A2, 4.421% 5/25/2030	38,837,000	38,837,431
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K548 Class A2, 4.32% 9/25/2030 (b)	33,150,000	33,009,000
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K548 Class AS, U.S. 30-Day Avg. SOFR Index + 0.53%, 4.1792% 7/25/2030 (b)(c)	19,583,396	19,568,648
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K549 Class A2, 4.34% 9/25/2030 (b)	5,510,000	5,490,858
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K550 Class A2, 4.163% 10/25/2030 (b)	51,000,000	50,456,927
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K551 Class A2, 4.165% 11/25/2030 (b)	11,200,000	11,079,093
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K551 Class AS, 4.1992% 10/25/2030 (b)	76,764,343	76,629,491
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K552 Class AS, U.S. 30-Day Avg. SOFR Index + 0.54%, 4.1892% 10/25/2030 (b)(c)	62,460,203	62,373,814
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K761 Class A2, 4.4% 6/25/2032	17,700,000	17,586,539
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K762 Class A2, 4.36% 9/25/2032	25,900,000	25,657,286
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-177 Class A1, 4.203% 9/25/2035	33,908,528	32,973,992
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K553 Class AS, U.S. 30-Day Avg. SOFR Index + 0.54%, 4.1892% 10/25/2030 (b)(c)	44,480,776	44,420,002
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K554 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1492% 10/25/2030 (b)(c)	56,075,629	55,999,288
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K555 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1492% 11/25/2030 (b)(c)	74,592,142	74,546,925
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K556 Class AS, U.S. 30-Day Avg. SOFR Index + 0.49%, 4.1392% 12/25/2030 (b)(c)	46,498,683	46,446,233
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K557 Class AS, 4.1492% 12/25/2030 (b)	51,297,324	51,297,253
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K558 Class AS, 4.1492% 11/25/2030 (b)	3,299,593	3,298,265
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K559 Class AS, U.S. 30-Day Avg. SOFR Index + 0.52%, 4.1692% 1/25/2031 (b)(c)	75,587,571	75,610,353
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K560 Class AS, 4.1592% 2/25/2031 (b)	59,999,355	59,999,271
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K561 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1492% 3/25/2031 (b)(c)	82,400,000	82,399,555
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K562 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1492% 3/25/2031 (b)(c)	78,200,000	78,224,539
FREMF Mortgage Trust Series 2019-KF68 Class B, U.S. 30-Day Avg. SOFR Index + 2.3145%, 5.9637% 7/25/2026 (b)(c)(n)	458,375	457,504
GS Mortgage Securities Trust Series 2013-GC13 Class AS, 3.9832% 7/10/2046 (b)(n)	431,022	426,695
GS Mortgage Securities Trust Series 2017-GS6 Class A2, 3.164% 5/10/2050	3,972,643	3,939,277
GS Mortgage Securities Trust Series 2018-GS10 Class A4, 3.89% 7/10/2051	15,685,681	15,474,218
GS Mortgage Securities Trust Series 2018-GS10 Class A5, 4.155% 7/10/2051	5,912,000	5,848,079
GS Mortgage Securities Trust Series 2018-GS10 Class AAB, 4.106% 7/10/2051	751,895	749,746
GS Mortgage Securities Trust Series 2019-GSA1 Class A4, 3.0479% 11/10/2052	1,000,000	947,476
GS Mortgage Securities Trust Series 2020-GC45 Class AAB, 2.8428% 2/13/2053	6,761,434	6,573,692
GS Mortgage Securities Trust Series 2020-GC45 Class AS, 3.1731% 2/13/2053 (b)	4,932,000	4,589,523
GS Mortgage Securities Trust Series 2025-800D Class A, CME Term SOFR 1 month Index + 2.65%, 6.2751% 11/25/2041 (b)(c)(n)	5,000,000	5,000,053
HAVN Trust Series 2025-MOB Class A, CME Term SOFR 1 month Index + 1.7%, 5.3271% 10/15/2035 (b)(c)(k)(n)	5,244,000	5,227,613
Hilton USA Trust Series 2016-HHV Class B, 4.3333% 11/5/2038 (b)(n)	5,510,000	5,499,099
Houston Galleria Mall Trust Series 2025-HGLR Class A, 5.6439% 2/5/2045 (b)(n)	2,500,000	2,555,703
ILPT Trust Series 2019-SURF Class A, 4.145% 2/11/2041 (n)	15,819,000	15,461,780
Int Commercial Mortgage Trust Series 2025-PLAZA Class A, 4.8788% 11/5/2037 (b)(n)	18,991,000	18,988,026
JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP2 Class A4, 2.8218% 8/15/2049	680,537	678,903
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class AFX, 4.2475% 7/5/2033 (n)	4,282,147	4,057,249
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class CFX, 4.9498% 7/5/2033 (n)	1,285,000	867,349
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class DFX, 5.3503% 7/5/2033 (k)(n)	1,370,000	816,396
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-BKWD Class A, CME Term SOFR 1 month Index + 1.6145%, 5.2425% 9/15/2029 (b)(c)(n)	2,806,374	2,751,333
JP Morgan Chase Commercial Mortgage Securities Trust Series 2020-NNN Class AFX, 2.8123% 1/16/2037 (n)	8,625,000	7,762,500
JP Morgan Chase Commercial Mortgage Securities Trust Series 2021-2NU Class A, 1.9739% 1/5/2040 (n)	12,100,000	11,295,711
JPMCC Commercial Mortgage Securities Trust Series 2019-COR4 Class A5, 4.0291% 3/10/2052	850,000	814,072
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class ASB, 2.9941% 12/15/2049	33,045	32,988
JPMDB Commercial Mortgage Securities Trust Series 2017-C5 Class ASB, 3.4919% 3/15/2050	1,308,246	1,304,053
JPMDB Commercial Mortgage Securities Trust Series 2018-C8 Class AS, 4.421% 6/15/2051	5,772,000	5,655,328
JPMDB Commercial Mortgage Securities Trust Series 2018-C8 Class ASB, 4.145% 6/15/2051	3,250,060	3,245,267
JPMDB Commercial Mortgage Securities Trust Series 2019-COR6 Class A4, 3.0565% 11/13/2052	4,185,000	3,809,418
JPMDB Commercial Mortgage Securities Trust Series 2020-COR7 Class A5, 2.1798% 5/13/2053	3,450,000	2,955,634
LCCM Mortgage Trust Series 2017-LC26 Class A3, 3.289% 7/12/2050 (n)	4,874,074	4,825,950
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 4.9223% 5/15/2039 (b)(c)(n)	58,080,997	55,830,358
Life Financial Services Trust Series 2022-BMR2 Class B, CME Term SOFR 1 month Index + 1.7939%, 5.421% 5/15/2039 (b)(c)(n)	22,757,000	20,481,300
Life Financial Services Trust Series 2022-BMR2 Class C, CME Term SOFR 1 month Index + 2.0931%, 5.7202% 5/15/2039 (b)(c)(n)	8,790,000	7,559,400
Life Financial Services Trust Series 2022-BMR2 Class D, CME Term SOFR 1 month Index + 2.5419%, 6.169% 5/15/2039 (b)(c)(n)	8,790,000	6,900,150
LIFE Mortgage Trust Series 2021-BMR Class C, CME Term SOFR 1 month Index + 1.2145%, 4.8415% 3/15/2038 (b)(c)(n)	217,658	215,766
LIFE Mortgage Trust Series 2021-BMR Class D, CME Term SOFR 1 month Index + 1.5145%, 5.1415% 3/15/2038 (b)(c)(n)	1,983,800	1,928,397
LIFE Mortgage Trust Series 2021-BMR Class E, CME Term SOFR 1 month Index + 1.8645%, 5.4915% 3/15/2038 (b)(c)(n)	1,733,200	1,640,144
LS Series 2026-HTL6 Class A, 5.1271% 12/15/2040 (b)(n)	38,500,000	38,500,000
MHP Commercial Mortgage Trust Series 2021-STOR Class A, CME Term SOFR 1 month Index + 0.8145%, 4.4425% 7/15/2038 (b)(c)(k)(n)	11,210,236	11,203,230
MHP Series 2025-MHIL2 Class A, CME Term SOFR 1 month Index + 1.5%, 5.1271% 9/15/2040 (b)(c)(n)	6,192,000	6,180,390
Morgan Stanley Capital I Trust Series 2017-H1 Class A4, 3.259% 6/15/2050	16,390,645	16,248,771
Morgan Stanley Capital I Trust Series 2017-HR2 Class A3, 3.33% 12/15/2050	6,533,088	6,432,378
Morgan Stanley Capital I Trust Series 2018-BOP Class A, CME Term SOFR 1 month Index + 0.897%, 4.525% 8/15/2033 (b)(c)(n)	134,441	109,353
Morgan Stanley Capital I Trust Series 2018-H4 Class A4, 4.31% 12/15/2051	4,191,000	4,138,358
Morgan Stanley Capital I Trust Series 2018-L1 Class ASB, 4.238% 10/15/2051	2,347,522	2,344,975
Morgan Stanley Capital I Trust Series 2019-H6 Class A4, 3.417% 6/15/2052	4,961,000	4,789,246
Morgan Stanley Capital I Trust Series 2019-H6 Class ASB, 3.224% 6/15/2052	2,082,732	2,052,734
Morgan Stanley Capital I Trust Series 2019-L2 Class A3, 3.806% 3/15/2052	17,904,493	17,500,618
Morgan Stanley Capital I Trust Series 2019-NUGS Class A, CME Term SOFR 1 month Index + 1.0645%, 4.6925% 12/15/2036 (b)(c)(n)	9,700,000	7,362,203
Morgan Stanley Capital I Trust Series 2021-L6 Class XA, 1.2559% 6/15/2054 (b)(r)	25,715,169	891,288
Morgan Stanley Capital I Trust Series 2021-L7 Class ASB, 2.336% 10/15/2054	5,000,000	4,695,947
Morgan Stanley Capital I Trust Series 2024-BPR2 Class A, 7.291% 5/5/2029 (n)	10,529,113	10,979,679
Morgan Stanley Capital I Trust Series 2024-NSTB Class A, 3.9% 9/24/2057 (b)(n)	35,695,361	35,023,988
MSWF Commercial Mortgage Trust Series 2023-2 Class XD, 3.0109% 12/15/2056 (b)(n)(r)	12,148,000	2,099,100
Natixis Commercial Mortgage Securities Trust Series 2020-2PAC Class A, 2.966% 12/15/2038 (n)	7,167,612	6,827,652
NYT Mortgage Trust Series 2019-NYT Class A, CME Term SOFR 1 month Index + 1.497%, 5.125% 12/15/2035 (b)(c)(n)	20,822,000	20,509,670
Plym Commercial Mortgage Trust Series 2026-IND Class A, CME Term SOFR 1 month Index + 1.25%, 4.8771% 3/15/2043 (b)(c)(n)	55,154,000	55,188,472
Plym Commercial Mortgage Trust Series 2026-IND Class B, CME Term SOFR 1 month Index + 1.45%, 5.0771% 3/15/2043 (b)(c)(n)	8,345,000	8,345,000
Plym Commercial Mortgage Trust Series 2026-IND Class C, CME Term SOFR 1 month Index + 1.65%, 5.2771% 3/15/2043 (b)(c)(n)	4,407,000	4,401,491
SCG Trust Series 2025-FLWR Class A, CME Term SOFR 1 month Index + 1.25%, 4.8771% 8/15/2042 (b)(c)(n)	12,800,000	12,808,000
SCMS Series 2025-BNC1 Class A2, 4.5016% 12/15/2057 (n)	26,694,874	26,541,792
Shops Coml Mtg Trust Series 2026-CSTL Class A, 4.9709% 5/5/2039 (b)(n)	28,287,000	28,129,436
SLG Office Trust Series 2021-OVA Class X, 0.258% 7/15/2041 (b)(n)(r)	213,942,750	2,230,225
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 4.87% 12/15/2039 (b)(c)(n)	42,340,000	42,366,501
TCO Commercial Mortgage Trust Series 2024-DPM Class B, CME Term SOFR 1 month Index + 1.5924%, 5.2195% 12/15/2039 (b)(c)(n)	13,047,000	13,046,986
TCO Commercial Mortgage Trust Series 2024-DPM Class C, CME Term SOFR 1 month Index + 1.9919%, 5.619% 12/15/2039 (b)(c)(n)	5,436,000	5,442,792
UBS Commercial Mortgage Trust Series 2017-C1 Class A3, 3.196% 6/15/2050	959,102	952,455
UBS Commercial Mortgage Trust Series 2017-C5 Class AS, 3.777% 11/15/2050	1,000,000	973,329
UBS Commercial Mortgage Trust Series 2017-C5 Class ASB, 3.345% 11/15/2050	569,150	565,027
UBS Commercial Mortgage Trust Series 2017-C7 Class ASB, 3.586% 12/15/2050	249,725	248,487
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 1.1149% 12/15/2050 (b)(r)	24,325,920	286,199
UBS Commercial Mortgage Trust Series 2018-C10 Class AS, 4.4944% 5/15/2051	4,136,000	4,067,083
UBS Commercial Mortgage Trust Series 2018-C12 Class ASB, 4.1945% 8/15/2051	453,241	452,056
UBS Commercial Mortgage Trust Series 2018-C8 Class ASB, 3.903% 2/15/2051	894,219	890,751
UBS Commercial Mortgage Trust Series 2018-C9 Class A4, 4.117% 3/15/2051	9,714,061	9,589,736
UBS Commercial Mortgage Trust Series 2019-C17 Class ASB, 2.8655% 10/15/2052	7,713,551	7,537,924
UBS Commercial Mortgage Trust Series 2019-C18 Class ASB, 2.9872% 12/15/2052	2,740,061	2,677,033
VLS Commercial Mortgage Trust Series 2020-LAB Class A, 2.13% 10/10/2042 (n)	14,678,994	12,522,130
VLS Commercial Mortgage Trust Series 2020-LAB Class B, 2.453% 10/10/2042 (n)	470,000	386,181
VLS Commercial Mortgage Trust Series 2020-LAB Class X, 0.5162% 10/10/2042 (b)(n)	58,746,457	927,853
Wells Fargo Commercial Mortgage Trust 2026-5c9 Series 2026-5C9 Class A3, 5.486% 5/15/2059	24,500,000	25,133,582
Wells Fargo Commercial Mortgage Trust 2026-5c9 Series 2026-5C9 Class AS, 5.802% 5/15/2059	5,000,000	5,129,381
Wells Fargo Commercial Mortgage Trust Series 2016-C35 Class A4, 2.931% 7/15/2048	5,503,242	5,495,736
Wells Fargo Commercial Mortgage Trust Series 2016-C35 Class A4FL, CME Term SOFR 1 month Index + 1.1645%, 4.7916% 7/15/2048 (b)(c)(n)	2,600,351	2,600,238
Wells Fargo Commercial Mortgage Trust Series 2016-C37 Class A4, 3.525% 12/15/2049	2,372,612	2,365,355
Wells Fargo Commercial Mortgage Trust Series 2016-LC25 Class A3, 3.374% 12/15/2059	9,389,688	9,359,122
Wells Fargo Commercial Mortgage Trust Series 2017-C40 Class ASB, 3.395% 10/15/2050	208,362	207,290
Wells Fargo Commercial Mortgage Trust Series 2017-C41 Class ASB, 3.39% 11/15/2050	32,725	32,558
Wells Fargo Commercial Mortgage Trust Series 2017-C42 Class XA, 0.9597% 12/15/2050 (b)(r)	1,164,376	12,010
Wells Fargo Commercial Mortgage Trust Series 2018-C44 Class A5, 4.212% 5/15/2051	9,285,000	9,177,080
Wells Fargo Commercial Mortgage Trust Series 2018-C44 Class ASB, 4.167% 5/15/2051	365,285	364,663
Wells Fargo Commercial Mortgage Trust Series 2018-C46 Class XA, 1.0658% 8/15/2051 (b)(r)	27,136,229	346,212
Wells Fargo Commercial Mortgage Trust Series 2018-C47 Class ASB, 4.365% 9/15/2061	5,043,125	5,033,120
Wells Fargo Commercial Mortgage Trust Series 2019-C49 Class ASB, 3.933% 3/15/2052	4,466,497	4,442,854
Wells Fargo Commercial Mortgage Trust Series 2019-C50 Class ASB, 3.635% 5/15/2052	4,450,923	4,392,773
Wells Fargo Commercial Mortgage Trust Series 2019-C51 Class A4, 3.311% 6/15/2052	1,470,000	1,401,801
Wells Fargo Commercial Mortgage Trust Series 2019-C51 Class ASB, 3.16% 6/15/2052	1,707,856	1,678,125
Wells Fargo Commercial Mortgage Trust Series 2019-C52 Class A5, 2.892% 8/15/2052	3,829,000	3,610,814
Wells Fargo Commercial Mortgage Trust Series 2019-C54 Class A4, 3.146% 12/15/2052	2,390,000	2,266,410
Wells Fargo Commercial Mortgage Trust Series 2019-C54 Class ASB, 3.063% 12/15/2052	1,282,274	1,256,867
Wells Fargo Commercial Mortgage Trust Series 2019-C54 Class XA, 0.8289% 12/15/2052 (b)(r)	56,956,854	1,397,750
Wells Fargo Commercial Mortgage Trust Series 2020-C55 Class ASB, 2.651% 2/15/2053	648,407	629,702
Wells Fargo Commercial Mortgage Trust Series 2020-C56 Class ASB, 2.422% 6/15/2053	1,784,049	1,715,921
Wells Fargo Commercial Mortgage Trust Series 2020-C58 Class ASB, 1.849% 7/15/2053	2,072,567	1,976,174
Wells Fargo Commercial Mortgage Trust Series 2021-C60 Class A4, 2.342% 8/15/2054	5,000,000	4,443,235
Wells Fargo Commercial Mortgage Trust Series 2021-C61 Class A4, 2.658% 11/15/2054	5,000,000	4,465,712
Wells Fargo Commercial Mortgage Trust Series 2021-C61 Class ASB, 2.525% 11/15/2054	905,000	857,096
Wells Fargo Commercial Mortgage Trust Series 2024-5C1 Class A3, 5.928% 7/15/2057	11,703,000	12,047,213
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class A, CME Term SOFR 1 month Index + 1.7913%, 5.4184% 10/15/2041 (b)(c)(n)	7,200,000	7,170,045
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class B, CME Term SOFR 1 month Index + 2.2906%, 5.9177% 10/15/2041 (b)(c)(n)	3,750,000	3,737,328
Wells Fargo Commercial Mortgage Trust Series 2025-5C4 Class XA, 1.3451% 5/15/2058 (b)(r)	15,971,817	613,295
Wells Fargo Commercial Mortgage Trust Series 2025-5C4 Class XB, 0.739% 5/15/2058 (b)(r)	40,000,000	805,384
Wells Fargo Commercial Mortgage Trust Series 2026-5C8 Class A3, 5.034% 3/15/2059	9,100,000	9,157,488
Wells Fargo Commercial Mortgage Trust Series 2026-5C8 Class AS, 5.25% 3/15/2059	3,022,000	3,025,824
Wells Fargo Commerical Mortgage Trust Series 2025-VTT Class A, 5.2704% 3/15/2038 (b)(n)	8,466,000	8,464,171
TOTAL UNITED STATES		4,425,387,618
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $4,457,298,477)		4,425,387,618

Common Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Cano Health LLC (k)(u)	22,175	28,384
Cano Health LLC warrants 6/28/2029 (k)(u)	681	7

TOTAL UNITED STATES		28,391
TOTAL COMMON STOCKS (Cost $436,937)		28,391

Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
BRAZIL - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Vale SA Series A6, 1.9554% (b) (Cost $6,353,129)	725,000	5,838,603

Fixed-Income Funds - 45.0%
	Shares	Value ($)
Fidelity Advisor Floating Rate High Income Fund - Class Z (x)	191,636,858	1,732,397,194
Fidelity SAI Enhanced Core Bond Fund (x)	257,412,487	2,571,550,748
Fidelity SAI High Income Fund (x)	87,135,000	834,753,297
Fidelity SAI Inflation-Protected Bond Index Fund (x)	70,325,016	720,128,168
Fidelity SAI Intermediate Treasury Bond Index Fund (x)	153,324,372	1,497,979,115
Fidelity SAI International Credit Fund (x)	213,112,826	2,284,569,494
Fidelity SAI Long-Term Treasury Bond Index Fund (x)	403,246,728	2,661,428,404
Fidelity SAI Municipal Income Fund (x)	21,495,628	213,236,628
Fidelity SAI Real Estate Income Fund (x)	213,491,374	2,130,643,917
Fidelity SAI Short-Term Treasury Bond Index Fund (x)	14,247,641	142,476,409
Fidelity SAI Total Bond Fund (x)	2,164,146,939	19,607,171,266
Fidelity SAI U.S. Treasury Bond Index Fund (x)	724,090,876	6,343,036,074
Fidelity Sustainability Bond Index Fund (x)	2,738,555	25,468,557
Fidelity U.S. Bond Index Fund (x)	118,721,548	1,240,640,175
iShares JP Morgan USD Emerging Markets Bond ETF (w)	174,500	16,827,035
TOTAL FIXED-INCOME FUNDS (Cost $44,386,694,319)		42,022,306,481

Foreign Government and Government Agency Obligations - 1.5%
		Principal Amount (a)	Value ($)
ALBANIA - 0.0%
Republic of Albania 4.75% 2/14/2035 (p)	EUR	1,706,000	1,990,834
ANGOLA - 0.0%
Angola Republic 8% 11/26/2029 (n)		4,478,000	4,553,566
Angola Republic 8.25% 5/9/2028 (n)		6,326,000	6,488,895
Angola Republic 8.75% 4/14/2032 (n)		4,043,000	4,139,021
Angola Republic 9.125% 11/26/2049 (n)		2,704,000	2,577,250
Angola Republic 9.244% 1/15/2031 (n)		4,133,000	4,342,750
Angola Republic 9.375% 3/31/2033 (n)		2,128,000	2,221,100
Angola Republic 9.375% 5/8/2048 (n)		7,430,000	7,281,400
Angola Republic 9.875% 10/15/2035 (n)		1,351,000	1,441,179
Angola Republic 9.875% 3/31/2037 (n)		2,340,000	2,452,613
TOTAL ANGOLA			35,497,774
ARGENTINA - 0.2%
Argentine Republic 0.75% 7/9/2030 (o)		20,993,443	18,285,289
Argentine Republic 1% 7/9/2029		6,384,750	5,762,237
Argentine Republic 3.5% 7/9/2041 (o)		5,035,000	3,614,576
Argentine Republic 4.125% 7/9/2035 (o)		33,059,436	25,472,295
Argentine Republic 5% 1/9/2038 (o)		21,661,505	17,433,775
TOTAL ARGENTINA			70,568,172
ARMENIA - 0.0%
Republic of Armenia 3.6% 2/2/2031 (n)		5,417,000	4,973,511
Republic of Armenia 6.75% 3/12/2035 (n)		4,296,000	4,486,656
TOTAL ARMENIA			9,460,167
AUSTRALIA - 0.0%
Australian Commonwealth 1.75% 11/21/2032 (p)	AUD	365,000	220,466
BAHRAIN - 0.0%
Bahrain Kingdom 5.625% 5/18/2034 (n)		3,591,000	3,317,187
Bahrain Kingdom 5.875% 2/6/2034 (n)		1,803,000	1,762,144
Bahrain Kingdom 6.625% 10/6/2037 (n)		1,349,000	1,294,210
Bahrain Kingdom 7.1% 2/3/2038 (n)		2,757,000	2,729,016
Bahrain Kingdom 7.5% 2/12/2036 (n)		1,302,000	1,355,525
TOTAL BAHRAIN			10,458,082
BENIN - 0.0%
Benin Sukuk SA 6.2% 1/29/2033 (n)		1,316,000	1,275,467
Republic of Benin 7.96% 2/13/2038 (n)		4,384,000	4,624,551
Republic of Benin 8.375% 1/23/2041 (n)		1,247,000	1,326,496
TOTAL BENIN			7,226,514
BERMUDA - 0.0%
Republic of Bermuda 2.375% 8/20/2030 (n)		1,871,000	1,691,646
Republic of Bermuda 3.375% 8/20/2050 (n)		1,762,000	1,201,014
Republic of Bermuda 5% 7/15/2032 (n)		1,346,000	1,346,101
TOTAL BERMUDA			4,238,761
BRAZIL - 0.0%
Federative Republic of Brazil 12.25% 3/6/2030		4,679,000	5,810,523
Federative Republic of Brazil 3.875% 6/12/2030		1,697,000	1,620,974
Federative Republic of Brazil 4.75% 1/14/2050		3,338,000	2,478,498
Federative Republic of Brazil 5% 1/27/2045		9,120,000	7,282,320
Federative Republic of Brazil 5.625% 2/21/2047		668,000	566,464
Federative Republic of Brazil 6.25% 5/22/2036		2,771,000	2,749,178
Federative Republic of Brazil 6.625% 3/15/2035		2,006,000	2,070,443
Federative Republic of Brazil 7.125% 1/20/2037		4,636,000	5,032,378
Federative Republic of Brazil 7.250% 1/12/2056		5,410,000	5,407,295
Federative Republic of Brazil 8.25% 1/20/2034		3,983,000	4,566,908
TOTAL BRAZIL			37,584,981
CANADA - 0.0%
Canadian Government 1.5% 12/1/2031	CAD	1,140,000	759,839
Canadian Government 1.5% 6/1/2031	CAD	455,000	306,195
Canadian Government 2% 6/1/2032	CAD	575,000	390,818
Canadian Government 2.75% 6/1/2033	CAD	690,000	485,046
Canadian Government 3% 6/1/2034	CAD	435,000	308,610
Canadian Government 3.25% 12/1/2033	CAD	5,700,000	4,126,115
Canadian Government 3.25% 12/1/2035	CAD	470,000	336,327
TOTAL CANADA			6,712,950
CHILE - 0.0%
Chilean Republic 2.45% 1/31/2031		10,626,000	9,653,721
Chilean Republic 3.1% 1/22/2061		8,965,000	5,575,154
Chilean Republic 3.5% 1/31/2034		2,495,000	2,271,698
Chilean Republic 4% 1/31/2052		1,392,000	1,089,935
Chilean Republic 4.34% 3/7/2042		1,952,000	1,720,688
Chilean Republic 5.33% 1/5/2054		3,923,000	3,742,150
TOTAL CHILE			24,053,346
COLOMBIA - 0.2%
Colombian Republic 3% 1/30/2030		8,484,000	7,644,932
Colombian Republic 3.125% 4/15/2031		8,539,000	7,446,008
Colombian Republic 3.875% 2/15/2061		2,365,000	1,421,956
Colombian Republic 5% 6/15/2045		12,725,000	9,564,110
Colombian Republic 5.2% 5/15/2049		7,836,000	5,880,134
Colombian Republic 5.375% 1/21/2029		9,028,000	8,976,089
Colombian Republic 5.625% 2/26/2044		4,041,000	3,293,415
Colombian Republic 6.125% 1/18/2041		2,252,000	2,014,414
Colombian Republic 6.125% 1/21/2031		2,907,000	2,894,645
Colombian Republic 6.5% 1/21/2033		1,634,000	1,615,699
Colombian Republic 7.375% 4/25/2030		15,767,000	16,421,332
Colombian Republic 7.375% 9/18/2037		1,293,000	1,316,183
Colombian Republic 7.5% 2/2/2034		1,925,000	2,000,556
Colombian Republic 8% 11/14/2035		2,098,000	2,242,238
Colombian Republic 8% 4/20/2033		1,464,000	1,559,892
Colombian Republic 8.5% 4/25/2035		3,281,000	3,598,929
Colombian Republic 8.75% 11/14/2053		1,984,000	2,226,762
TOTAL COLOMBIA			80,117,294
CONGO - 0.0%
Republic of Congo 9.5% 2/17/2035 (p)		3,670,000	3,698,846
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Democratic Republic of Congo 8.75% 4/16/2032 (n)		1,985,000	2,006,736
Democratic Republic of Congo 9.5% 4/16/2037 (n)		1,545,000	1,575,683
TOTAL CONGO DEMOCRATIC REPUBLIC OF			3,582,419
COSTA RICA - 0.0%
Republic of Costa Rica 5.625% 4/30/2043 (n)		5,291,000	5,050,326
Republic of Costa Rica 6.125% 2/19/2031 (n)		6,743,000	6,963,732
Republic of Costa Rica 6.55% 4/3/2034 (n)		3,581,000	3,808,394
Republic of Costa Rica 7% 4/4/2044 (n)		1,608,000	1,739,232
Republic of Costa Rica 7.3% 11/13/2054 (n)		3,584,000	4,001,803
TOTAL COSTA RICA			21,563,487
COTE D'IVOIRE - 0.0%
Cote d'Ivoire 6.125% 6/15/2033 (n)		4,343,000	4,320,634
Cote d'Ivoire 6.375% 3/3/2028 (n)		1,909,621	1,939,296
Cote d'Ivoire 6.75% 2/25/2041 (n)		5,801,000	5,543,581
Cote d'Ivoire 7.625% 1/30/2033 (n)		4,633,000	4,943,411
Cote d'Ivoire 8.075% 4/1/2036 (n)		5,296,000	5,762,710
Cote d'Ivoire 8.25% 1/30/2037 (n)		3,150,000	3,466,968
TOTAL COTE D'IVOIRE			25,976,600
DOMINICAN REPUBLIC - 0.2%
Dominican Republic 4.5% 1/30/2030 (n)		6,272,000	6,065,588
Dominican Republic 4.875% 9/23/2032 (n)		3,841,000	3,647,106
Dominican Republic 5.3% 1/21/2041 (n)		2,108,000	1,879,809
Dominican Republic 5.875% 1/30/2060 (n)		7,882,000	6,903,647
Dominican Republic 5.95% 1/25/2027 (n)		3,849,000	3,877,868
Dominican Republic 6% 7/19/2028 (n)		6,132,000	6,236,305
Dominican Republic 6.15% 5/17/2038 (n)		3,363,000	3,315,077
Dominican Republic 6.4% 6/5/2049 (n)		2,113,000	2,036,272
Dominican Republic 6.5% 2/15/2048 (n)		910,000	890,944
Dominican Republic 6.6% 6/1/2036 (n)		1,442,000	1,491,821
Dominican Republic 6.85% 1/27/2045 (n)		8,098,000	8,200,602
Dominican Republic 7.05% 2/3/2031 (n)		5,054,000	5,333,234
Dominican Republic 7.15% 2/24/2055 (n)		2,593,000	2,721,950
Dominican Republic 7.45% 4/30/2044 (n)		7,942,000	8,539,139
TOTAL DOMINICAN REPUBLIC			61,139,362
ECUADOR - 0.1%
Ecuador Government International Bond 5% 7/31/2040 (n)(o)		4,480,243	3,743,422
Ecuador Government International Bond 6.9% 7/31/2030 (n)(o)		9,282,910	9,296,555
Ecuador Government International Bond 6.9% 7/31/2035 (n)(o)		18,197,353	16,702,306
Ecuador Government International Bond 8.75% 1/29/2034 (n)		10,091,000	10,237,219
Ecuador Government International Bond 9.25% 1/29/2039 (n)		8,691,000	8,934,087
TOTAL ECUADOR			48,913,589
EGYPT - 0.2%
Arab Republic of Egypt 6.375% 4/11/2031 (n)	EUR	2,310,000	2,729,128
Arab Republic of Egypt 7.0529% 1/15/2032 (n)		2,808,000	2,827,656
Arab Republic of Egypt 7.3% 9/30/2033 (n)		2,723,000	2,714,014
Arab Republic of Egypt 7.5% 1/31/2027 (n)		6,095,000	6,189,351
Arab Republic of Egypt 7.5% 2/16/2061 (n)		8,583,000	7,209,720
Arab Republic of Egypt 7.6003% 3/1/2029 (n)		3,457,000	3,571,081
Arab Republic of Egypt 7.625% 5/20/2034 (n)		3,045,000	3,060,255
Arab Republic of Egypt 7.903% 2/21/2048 (n)		6,505,000	5,806,363
Arab Republic of Egypt 8.5% 1/31/2047 (n)		13,042,000	12,397,986
Arab Republic of Egypt 8.7002% 3/1/2049 (n)		5,855,000	5,606,968
Arab Republic of Egypt 8.875% 5/29/2050 (n)		1,179,000	1,154,595
Arab Republic of Egypt 9.45% 2/4/2033 (n)		808,000	895,522
Arab Republic of Egypt Treasury Bills 0% 6/9/2026 (q)	EGP	110,000,000	2,080,984
Arab Republic of Egypt Treasury Bills 0% 7/14/2026 (q)	EGP	232,000,000	4,330,519
Egyptian Financial Co for Sovereign Taskeek/The 7.95% 10/7/2032 (n)		1,321,000	1,381,172
TOTAL EGYPT			61,955,314
EL SALVADOR - 0.0%
El Salvador Republic 4% 4/17/2030 (n)(o)		1,917,000	70,929
El Salvador Republic 7.1246% 1/20/2050 (n)		3,014,000	2,743,765
El Salvador Republic 7.625% 2/1/2041 (n)		4,110,000	4,135,945
El Salvador Republic 7.65% 6/15/2035 (n)		3,937,000	4,039,362
El Salvador Republic 9.25% 4/17/2030 (n)		1,917,000	2,048,458
El Salvador Republic 9.65% 11/21/2054 (n)		1,218,000	1,367,692
TOTAL EL SALVADOR			14,406,151
GABON - 0.0%
Gabonese Republic 6.625% 2/6/2031 (n)		2,360,000	2,077,296
Gabonese Republic 7% 11/24/2031 (n)		3,584,000	3,131,412
TOTAL GABON			5,208,708
GEORGIA - 0.0%
Georgia Republic 5.125% 1/28/2031 (n)		2,315,000	2,254,602
GERMANY - 0.0%
German Federal Republic 3.25% 7/4/2042 (p)	EUR	95,000	109,822
GHANA - 0.0%
Ghana Republic 0% 1/3/2030 (n)(q)		629,429	561,766
Ghana Republic 0% 7/3/2026 (n)(q)		175,547	174,668
Ghana Republic 5% 7/3/2029 (n)(o)		5,479,736	5,397,156
Ghana Republic 5% 7/3/2035 (n)(o)		5,097,472	4,770,826
TOTAL GHANA			10,904,416
GUATEMALA - 0.0%
Republic of Guatemala 3.7% 10/7/2033 (n)		878,000	781,956
Republic of Guatemala 4.9% 6/1/2030 (n)		878,000	872,793
Republic of Guatemala 5.25% 8/10/2029 (n)		3,163,000	3,179,131
Republic of Guatemala 5.375% 4/24/2032 (n)		1,852,000	1,861,260
Republic of Guatemala 6.125% 6/1/2050 (n)		5,188,000	5,140,011
Republic of Guatemala 6.25% 8/15/2036 (n)		4,731,000	4,921,801
Republic of Guatemala 6.55% 2/6/2037 (n)		2,179,000	2,316,233
Republic of Guatemala 6.6% 6/13/2036 (n)		5,202,000	5,531,405
Republic of Guatemala 6.875% 8/15/2055 (n)		2,446,000	2,633,755
TOTAL GUATEMALA			27,238,345
HUNGARY - 0.1%
Hungary Government 2.125% 9/22/2031 (n)		4,881,000	4,222,065
Hungary Government 3.125% 9/21/2051 (n)		8,207,000	5,129,375
Hungary Government 4.25% 5/26/2033 (p)	EUR	2,339,000	2,799,880
Hungary Government 5.25% 6/16/2029 (n)		2,143,000	2,167,741
Hungary Government 5.5% 3/26/2036 (n)		3,616,000	3,623,377
Hungary Government 5.5% 6/16/2034 (n)		3,653,000	3,697,749
Hungary Government 6% 9/26/2035 (n)		2,657,000	2,760,118
Hungary Government 6.75% 9/23/2055 (n)		7,811,000	8,357,223
Hungary Government 6.75% 9/25/2052 (n)		5,061,000	5,450,090
Hungary Government 7% 10/24/2035	HUF	2,197,440,000	8,088,614
Hungary Government 7.625% 3/29/2041		2,307,000	2,709,779
TOTAL HUNGARY			49,006,011
INDONESIA - 0.0%
Indonesia Government 5.125% 1/15/2045 (n)		4,400,000	4,158,000
Indonesia Government 6.625% 2/17/2037 (n)		7,013,000	7,644,170
Indonesia Government 7.75% 1/17/2038 (n)		8,195,000	9,753,689
Indonesia Government 8.5% 10/12/2035 (n)		6,782,000	8,345,929
TOTAL INDONESIA			29,901,788
ISRAEL - 0.0%
Israel Government 5% 1/13/2036		3,874,000	3,782,765
Israel Government 5.875% 1/13/2056		3,481,000	3,368,436
TOTAL ISRAEL			7,151,201
JAMAICA - 0.0%
Jamaican Government 7.875% 7/28/2045		2,632,000	3,122,719
JAPAN - 0.0%
Japan Government 0.005% 6/20/2026	JPY	412,850,000	2,591,361
Japan Government 0.1% 9/20/2028	JPY	382,050,000	2,327,940
Japan Government 1.3% 3/1/2028	JPY	279,800,000	1,756,201
Japan Government Treasury Bills 0% 10/13/2026 (q)	JPY	551,450,000	3,450,851
Japan Government Treasury Bills 0% 8/10/2026 (q)	JPY	271,900,000	1,704,443
TOTAL JAPAN			11,830,796
JORDAN - 0.0%
Jordan Government 7.375% 10/10/2047 (n)		3,962,000	3,880,898
Jordan Government 7.5% 1/13/2029 (n)		2,323,000	2,430,439
Jordan Government 7.75% 1/15/2028 (n)		1,889,000	1,952,753
TOTAL JORDAN			8,264,090
KAZAKHSTAN - 0.0%
Baiterek National Investment Holding JSC 5.2% 5/6/2033 (n)		2,855,000	2,833,588
KENYA - 0.0%
Republic of Kenya 6.3% 1/23/2034 (n)		5,492,000	4,963,285
Republic of Kenya 7.875% 2/26/2034 (n)		1,098,000	1,069,518
Republic of Kenya 8% 5/22/2032 (n)		1,135,000	1,151,866
Republic of Kenya 8.7% 2/26/2039 (n)		1,351,000	1,322,244
Republic of Kenya 8.8% 10/9/2038 (n)		1,237,000	1,234,303
Republic of Kenya 9.5% 3/5/2036 (n)		5,463,000	5,701,296
Republic of Kenya 9.75% 2/16/2031 (n)		3,832,000	4,138,675
TOTAL KENYA			19,581,187
LEBANON - 0.0%
Lebanon Republic 5.8% (l)(p)		3,001,000	766,756
Lebanon Republic 6% (l)(p)		1,847,000	471,945
Lebanon Republic 6.1% (l)(p)		13,106,000	3,348,845
Lebanon Republic 6.2% (l)(p)		1,992,000	511,984
Lebanon Republic 6.375% (l)(p)		6,053,000	1,546,542
Lebanon Republic 6.65% (l)(p)		1,054,000	270,898
Lebanon Republic 6.75% (l)(p)		1,054,000	270,899
Lebanon Republic 8.25% (l)(p)		12,543,000	3,367,796
TOTAL LEBANON			10,555,665
MEXICO - 0.1%
United Mexican States 3.25% 4/16/2030		9,350,000	8,751,600
United Mexican States 3.5% 2/12/2034		1,035,000	881,612
United Mexican States 4.35% 1/15/2047		4,261,000	3,151,010
United Mexican States 4.5% 4/22/2029		3,114,000	3,082,860
United Mexican States 5.375% 3/22/2033		2,456,000	2,404,154
United Mexican States 5.75% 10/12/2110		3,086,000	2,517,250
United Mexican States 6% 5/13/2030		3,370,000	3,476,155
United Mexican States 6.05% 1/11/2040		13,288,000	12,982,376
United Mexican States 6.125% 2/9/2038		2,019,000	1,982,537
United Mexican States 6.338% 5/4/2053		2,586,000	2,422,798
United Mexican States 6.35% 2/9/2035		3,685,000	3,766,070
United Mexican States 6.4% 5/7/2054		1,543,000	1,447,951
United Mexican States 6.75% 2/9/2056		2,353,000	2,301,528
United Mexican States 6.875% 5/13/2037		1,706,000	1,785,542
United Mexican States 7.375% 5/13/2055		3,136,000	3,322,906
TOTAL MEXICO			54,276,349
MONGOLIA - 0.0%
Mongolia Government 3.5% 7/7/2027 (n)		940,000	920,354
Mongolia Government 5.95% 3/9/2032 (n)		1,560,000	1,573,650
Mongolia Government 6.625% 2/25/2030 (n)		2,588,000	2,672,110
Mongolia Government 7.875% 6/5/2029 (n)		692,000	736,115
TOTAL MONGOLIA			5,902,229
MONTENEGRO - 0.0%
Republic of Montenegro 4.875% 4/1/2032 (n)	EUR	1,323,000	1,558,579
Republic of Montenegro 7.25% 3/12/2031 (n)		8,259,000	8,713,245
TOTAL MONTENEGRO			10,271,824
MOROCCO - 0.0%
Moroccan Kingdom 6.5% 9/8/2033 (n)		3,484,000	3,705,652
MULTI-NATIONAL - 0.0%
European Union 0.125% 6/10/2035 (p)	EUR	475,000	419,840
European Union 3.25% 12/12/2036 (p)	EUR	1,170,000	1,351,203
European Union 3.375% 12/12/2035 (p)	EUR	6,550,000	7,718,896
European Union 3.75% 10/12/2045 (p)	EUR	2,680,000	3,065,759
European Union 4% 4/4/2044 (p)	EUR	1,980,000	2,357,699
TOTAL MULTI-NATIONAL			14,913,397
NIGERIA - 0.1%
Republic of Nigeria 0% 8/4/2026 (q)	NGN	3,068,540,000	2,159,796
Republic of Nigeria 0% 9/15/2026 (q)	NGN	2,207,140,000	1,519,836
Republic of Nigeria 6.125% 9/28/2028 (n)		4,609,000	4,650,804
Republic of Nigeria 6.5% 11/28/2027 (n)		8,800,000	8,894,952
Republic of Nigeria 7.143% 2/23/2030 (n)		4,511,000	4,653,502
Republic of Nigeria 7.625% 11/28/2047 (n)		8,532,000	8,459,478
Republic of Nigeria 7.696% 2/23/2038 (n)		1,230,000	1,270,282
Republic of Nigeria 7.875% 2/16/2032 (n)		5,294,000	5,586,494
Republic of Nigeria 8.375% 3/24/2029 (n)		5,974,000	6,355,022
Republic of Nigeria 9.1297% 1/13/2046 (n)		2,562,000	2,863,035
Republic of Nigeria Treasury Bills 0% 7/14/2026 (q)	NGN	7,250,000,000	5,160,154
TOTAL NIGERIA			51,573,355
OMAN - 0.0%
Oman Sultanate 6% 8/1/2029 (n)		1,550,000	1,602,995
Oman Sultanate 6.25% 1/25/2031 (n)		5,160,000	5,456,700
Oman Sultanate 6.5% 3/8/2047 (n)		6,220,000	6,613,975
Oman Sultanate 6.75% 1/17/2048 (n)		9,642,000	10,501,681
Oman Sultanate 7% 1/25/2051 (n)		1,012,000	1,143,559
TOTAL OMAN			25,318,910
PAKISTAN - 0.0%
Islamic Republic of Pakistan 6.875% 12/5/2027 (n)		10,210,000	10,228,327
Islamic Republic of Pakistan 6.975% 4/24/2029 (n)		1,430,000	1,403,187
Islamic Republic of Pakistan 7.375% 4/8/2031 (n)		4,459,000	4,380,299
Islamic Republic of Pakistan 7.875% 3/31/2036 (n)		1,509,000	1,458,750
TOTAL PAKISTAN			17,470,563
PANAMA - 0.1%
Panamanian Republic 2.252% 9/29/2032		6,481,000	5,464,390
Panamanian Republic 3.16% 1/23/2030		4,749,000	4,497,635
Panamanian Republic 3.298% 1/19/2033		5,696,000	5,076,674
Panamanian Republic 5.227% 2/23/2034		6,828,000	6,771,669
Panamanian Republic 5.662% 2/23/2038		11,873,000	11,887,842
Panamanian Republic 6.4% 2/14/2035		3,440,000	3,655,482
Panamanian Republic 6.7% 1/26/2036		2,455,000	2,654,567
Panamanian Republic 6.853% 3/28/2054		4,955,000	5,315,030
Panamanian Republic 7.875% 3/1/2057		2,296,000	2,766,841
Panamanian Republic 8% 3/1/2038		2,036,000	2,403,559
TOTAL PANAMA			50,493,689
PARAGUAY - 0.0%
Republic of Paraguay 2.739% 1/29/2033 (n)		2,064,000	1,838,250
Republic of Paraguay 4.95% 4/28/2031 (n)		2,911,000	2,923,372
Republic of Paraguay 5.4% 3/30/2050 (n)		4,225,000	3,845,595
Republic of Paraguay 5.6% 3/13/2048 (n)		1,172,000	1,099,465
Republic of Paraguay 6% 2/9/2036 (n)		1,504,000	1,581,456
Republic of Paraguay 6.65% 3/4/2055 (n)		2,614,000	2,764,697
TOTAL PARAGUAY			14,052,835
PERU - 0.0%
Peruvian Republic 2.783% 1/23/2031		4,890,000	4,511,024
Peruvian Republic 3% 1/15/2034		7,437,000	6,444,161
Peruvian Republic 3.3% 3/11/2041		11,536,000	8,938,093
TOTAL PERU			19,893,278
PHILIPPINES - 0.0%
Philippine Republic 2.65% 12/10/2045		3,335,000	2,109,388
Philippine Republic 2.95% 5/5/2045		1,124,000	755,889
Philippine Republic 4.75% 3/5/2035		661,000	636,212
Philippine Republic 5% 7/17/2033		1,753,000	1,750,371
Philippine Republic 5.5% 1/17/2048		1,291,000	1,232,905
Philippine Republic 5.6% 5/14/2049		2,326,000	2,241,683
Philippine Republic 5.609% 4/13/2033		2,175,000	2,253,844
Philippine Republic 5.95% 10/13/2047		4,178,000	4,212,886
TOTAL PHILIPPINES			15,193,178
POLAND - 0.0%
Bank Gospodarstwa Krajowego 5.375% 5/22/2033 (n)		2,390,000	2,431,705
Bank Gospodarstwa Krajowego 6.25% 7/9/2054 (n)		5,580,000	5,619,674
Republic of Poland 5.375% 2/12/2035		3,217,000	3,267,089
Republic of Poland 5.375% 4/14/2036		2,520,000	2,531,365
Republic of Poland 5.5% 3/18/2054		729,000	675,338
Republic of Poland 5.5% 4/4/2053		4,953,000	4,588,014
Republic of Poland 6.125% 4/14/2056		2,520,000	2,511,760
TOTAL POLAND			21,624,945
QATAR - 0.0%
State of Qatar 5.103% 4/23/2048 (n)		6,084,000	5,822,814
ROMANIA - 0.1%
Romanian Republic 2.124% 7/16/2031 (p)	EUR	275,000	285,717
Romanian Republic 3% 2/14/2031 (n)		7,682,000	6,905,657
Romanian Republic 3.625% 3/27/2032 (n)		2,456,000	2,220,715
Romanian Republic 4% 2/14/2051 (n)		6,142,000	4,177,911
Romanian Republic 4.625% 3/4/2033 (n)	EUR	1,030,000	1,164,906
Romanian Republic 5.75% 7/4/2036 (n)		6,298,000	5,995,696
Romanian Republic 5.75% 9/16/2030 (n)		2,696,000	2,722,367
Romanian Republic 5.875% 7/11/2032 (p)	EUR	1,125,000	1,372,404
Romanian Republic 6% 5/25/2034 (n)		3,760,000	3,742,967
Romanian Republic 6.125% 10/7/2037 (n)	EUR	3,221,000	3,804,124
Romanian Republic 6.375% 1/30/2034 (p)		3,400,000	3,460,350
Romanian Republic 6.375% 9/18/2033 (p)	EUR	800,000	991,095
Romanian Republic 6.7% 2/25/2032	RON	9,600,000	2,120,029
Romanian Republic 6.85% 7/29/2030	RON	11,895,000	2,661,773
Romanian Republic 7.125% 1/17/2033 (n)		3,564,000	3,795,197
Romanian Republic 7.5% 2/10/2037 (n)		4,533,000	4,893,645
Romanian Republic 7.625% 1/17/2053 (n)		1,460,000	1,573,157
Romanian Republic 8% 4/29/2030	RON	7,400,000	1,720,800
TOTAL ROMANIA			53,608,510
RWANDA - 0.0%
Rwanda Republic 5.5% 8/9/2031 (n)		4,788,000	4,516,473
SAUDI ARABIA - 0.0%
Kingdom of Saudi Arabia 2.25% 2/2/2033 (n)		5,647,000	4,814,068
Kingdom of Saudi Arabia 3.45% 2/2/2061 (n)		3,488,000	2,228,832
Kingdom of Saudi Arabia 3.75% 1/21/2055 (n)		4,470,000	3,129,000
Kingdom of Saudi Arabia 4.375% 1/12/2031 (n)		1,991,000	1,959,760
Kingdom of Saudi Arabia 4.5% 10/26/2046 (n)		6,586,000	5,532,240
Kingdom of Saudi Arabia 4.5% 4/22/2060 (n)		3,096,000	2,445,840
Kingdom of Saudi Arabia 4.875% 1/12/2036 (n)		2,075,000	2,049,063
TOTAL SAUDI ARABIA			22,158,803
SENEGAL - 0.0%
Republic of Senegal 4.75% 3/13/2028 (p)	EUR	1,240,667	823,045
Republic of Senegal 6.25% 5/23/2033 (n)		2,592,000	1,354,320
Republic of Senegal 6.75% 3/13/2048 (n)		4,735,000	2,403,013
TOTAL SENEGAL			4,580,378
SERBIA - 0.0%
Republic of Serbia 2.125% 12/1/2030 (n)		5,568,000	4,870,608
Republic of Serbia 5.5% 5/6/2036 (n)		2,240,000	2,188,906
Republic of Serbia 6% 6/12/2034 (n)		2,519,000	2,581,345
Republic of Serbia 6.25% 5/26/2028 (n)		1,103,000	1,130,230
Republic of Serbia 6.5% 9/26/2033 (n)		4,965,000	5,254,211
TOTAL SERBIA			16,025,300
SOUTH AFRICA - 0.0%
South African Republic 5.65% 9/27/2047		8,378,000	7,047,993
South African Republic 5.75% 9/30/2049		11,498,000	9,684,765
South African Republic 6.125% 12/11/2037 (n)		1,007,000	986,860
South African Republic 7.1% 11/19/2036 (n)		3,345,000	3,570,788
South African Republic 7.25% 12/11/2055 (n)		1,344,000	1,324,176
South African Republic 7.3% 4/20/2052		2,627,000	2,623,716
TOTAL SOUTH AFRICA			25,238,298
SRI LANKA - 0.0%
Democratic Socialist Republic of Sri Lanka 3.1% 1/15/2030 (n)(o)		3,729,433	3,654,844
Democratic Socialist Republic of Sri Lanka 3.35% 3/15/2033 (n)(o)		9,294,725	8,527,910
Democratic Socialist Republic of Sri Lanka 3.6% 2/15/2038 (n)(o)		6,132,021	5,971,055
Democratic Socialist Republic of Sri Lanka 3.6% 5/15/2036 (n)(o)		4,182,148	4,067,139
Democratic Socialist Republic of Sri Lanka 3.6% 6/15/2035 (n)(o)		3,734,180	2,973,341
Democratic Socialist Republic of Sri Lanka 4% 4/15/2028 (n)		2,358,112	2,267,325
TOTAL SRI LANKA			27,461,614
TRINIDAD & TOBAGO - 0.0%
Republic of Trinidad & Tobago 6.5% 1/28/2036 (n)		7,289,000	7,500,900
TURKEY - 0.1%
Turkish Republic 30% 9/12/2029	TRY	248,690,000	4,695,587
Turkish Republic 4.875% 4/16/2043		8,159,000	5,988,053
Turkish Republic 5.75% 5/11/2047		3,658,000	2,871,530
Turkish Republic 6% 1/14/2041		7,624,000	6,613,820
Turkish Republic 6.3% 3/14/2033		6,375,000	6,193,313
Turkish Republic 6.375% 5/22/2031		1,805,000	1,790,560
Turkish Republic 6.5% 1/3/2035		6,035,000	5,853,950
Turkish Republic 6.625% 2/17/2045		200,000	178,200
Turkish Republic 6.8% 11/4/2036		1,989,000	1,937,823
Turkish Republic 6.875% 1/14/2038		3,482,000	3,369,009
Turkish Republic 6.95% 9/16/2035		2,390,000	2,369,685
Turkish Republic 7.25% 5/29/2032		1,495,000	1,526,537
Turkish Republic 7.625% 5/15/2034		3,591,000	3,749,004
Turkish Republic 9.125% 7/13/2030		3,092,000	3,401,200
Turkish Republic 9.375% 1/19/2033		958,000	1,085,414
Turkish Republic 9.375% 3/14/2029		5,856,000	6,366,058
TOTAL TURKEY			57,989,743
UKRAINE - 0.0%
Ukraine Government 0% 2/1/2030 (n)(o)		1,409,000	986,299
Ukraine Government 0% 2/1/2034 (n)(o)		5,265,000	2,798,348
Ukraine Government 0% 2/1/2035 (n)(o)		5,145,000	2,973,810
Ukraine Government 0% 2/1/2036 (n)(o)		3,708,000	2,139,516
Ukraine Government 4% 2/1/2032 (n)(o)		9,662,376	7,923,148
Ukraine Government 4.5% 2/1/2029 (n)(o)		6,929,000	5,782,251
Ukraine Government 4.5% 2/1/2034 (n)(o)		17,549,000	12,021,065
Ukraine Government 4.5% 2/1/2035 (n)(o)		9,744,000	6,577,200
Ukraine Government 4.5% 2/1/2036 (n)(o)		3,655,000	2,430,575
TOTAL UKRAINE			43,632,212
UNITED ARAB EMIRATES - 0.0%
Emirate of Abu Dhabi 3.125% 9/30/2049 (n)		13,656,000	9,255,354
Emirate of Abu Dhabi 5.5% 4/30/2054 (n)		2,576,000	2,530,920
Emirate of Dubai 3.9% 9/9/2050 (p)		6,063,000	4,327,466
TOTAL UNITED ARAB EMIRATES			16,113,740
URUGUAY - 0.0%
Uruguay Republic 5.1% 6/18/2050		9,666,783	8,937,134
Uruguay Republic 5.75% 10/28/2034		2,055,641	2,157,839
TOTAL URUGUAY			11,094,973
UZBEKISTAN - 0.0%
Republic of Uzbekistan 3.9% 10/19/2031 (n)		4,384,000	4,073,613
Republic of Uzbekistan 5.375% 2/20/2029 (n)		1,739,000	1,748,251
TOTAL UZBEKISTAN			5,821,864
VENEZUELA - 0.0%
Venezuela Republic 11.95% (l)(p)		15,902,400	8,984,856
Venezuela Republic 9.25% (l)		22,023,000	11,381,046
Venezuela Republic 9.25% (l)(p)		18,716,900	9,414,601
Venezuela Republic 9.375% (l)		13,003,000	6,696,545
TOTAL VENEZUELA			36,477,048
ZAMBIA - 0.0%
Republic of Zambia 0.5% 12/31/2053 (n)		6,593,115	5,215,484
Republic of Zambia 5.75% 6/30/2033 (n)(o)		3,212,846	3,182,356
TOTAL ZAMBIA			8,397,840
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,316,379,309)			1,368,458,761

Municipal Securities - 0.0%
	Principal Amount (a)	Value ($)
California - 0.0%
General Obligations - 0.0%
State of California 7.625% 3/1/2040	190,000	224,920
Ohio - 0.0%
Electric Utilities - 0.0%
American Mun Pwr Rev 8.084% 2/15/2050	870,000	1,081,684
TOTAL MUNICIPAL SECURITIES (Cost $1,407,552)		1,306,604

Non-Convertible Corporate Bonds - 12.9%
		Principal Amount (a)	Value ($)
ANGOLA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Azule Energy Finance Plc 8.25% 1/22/2031 (n)		2,140,000	2,183,099
Sonangol Finance Ltd 10% 1/29/2031 (n)		5,305,000	5,465,052

TOTAL ANGOLA			7,648,151
AUSTRALIA - 0.1%
Financials - 0.1%
Banks - 0.1%
Australia & New Zealand Banking Group Ltd 5.1454% 8/18/2036 (b)(p)	GBP	1,400,000	1,858,425
Commonwealth Bank of Australia 2.688% 3/11/2031 (n)		3,046,000	2,756,569
Commonwealth Bank of Australia 3.61% 9/12/2034 (b)(n)		3,723,000	3,573,052
Commonwealth Bank of Australia 3.784% 3/14/2032 (n)		16,472,000	15,431,623
Commonwealth Bank of Australia 3.788% 8/26/2037 (b)(p)	EUR	1,000,000	1,156,430
Commonwealth Bank of Australia 4.454% 5/21/2037 (b)(p)	EUR	950,000	1,126,838
National Australia Bank Ltd 3.612% 1/22/2036 (b)(p)	EUR	1,100,000	1,269,440
National Australia Bank Ltd 5.625% 6/4/2037 (b)(n)		25,750,000	25,782,894
Westpac Banking Corp 4.11% 7/24/2034 (b)		5,791,000	5,655,633
Westpac Banking Corp 5.405% 8/10/2033 (b)		12,205,000	12,355,162
			70,966,066
Financial Services - 0.0%
Cimic Finance Ltd 1.5% 5/28/2029 (p)	EUR	1,075,000	1,177,389
Cimic Finance Ltd 6% 4/22/2036 (n)		5,439,000	5,386,284
			6,563,673
Insurance - 0.0%
QBE Insurance Group Ltd 2.5% 9/13/2038 (b)(p)	GBP	1,405,000	1,791,361
TOTAL FINANCIALS			79,321,100
Materials - 0.0%
Metals & Mining - 0.0%
Fortescue Treasury Pty Ltd 4.375% 4/1/2031 (n)		166,000	158,478
Fortescue Treasury Pty Ltd 4.5% 9/15/2027 (n)		670,000	666,580
Fortescue Treasury Pty Ltd 6.125% 4/15/2032 (n)		135,000	139,779
Glencore Funding LLC 5.186% 4/1/2030 (n)		8,420,000	8,538,878
Glencore Funding LLC 6.125% 10/6/2028 (n)		2,000,000	2,064,935
Glencore Funding LLC 6.375% 10/6/2030 (n)		5,000,000	5,295,150
Mineral Resources Ltd 6% 5/1/2032 (n)		160,000	159,300
Mineral Resources Ltd 6.25% 5/1/2034 (n)		175,000	173,920
TOTAL MATERIALS			17,197,020
Utilities - 0.0%
Electric Utilities - 0.0%
AusNet Services Holdings Pty Ltd 6.134% 5/31/2033	AUD	1,430,000	1,046,200
TOTAL AUSTRALIA			97,564,320
AUSTRIA - 0.0%
Materials - 0.0%
Containers & Packaging - 0.0%
Mondi Finance PLC 3.375% 5/23/2031 (p)	EUR	470,000	539,594
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Supernova Invest GmbH 5% 6/24/2030 (p)	EUR	275,000	325,651
TOTAL AUSTRIA			865,245
BAHRAIN - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Bapco Energies BSC Closed 7.5% 10/25/2027 (n)		8,440,000	8,515,960
Bapco Energies BSC Closed 8.375% 11/7/2028 (n)		1,535,000	1,575,079

TOTAL BAHRAIN			10,091,039
BELGIUM - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Barry Callebaut Services NV 4.25% 8/19/2031 (p)	EUR	1,500,000	1,785,016
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Fluxys SA 4% 11/28/2030 (p)	EUR	1,700,000	2,008,987
Financials - 0.0%
Banks - 0.0%
KBC Group NV 4.932% 10/16/2030 (b)(n)		22,400,000	22,508,131
KBC Group NV 5.796% 1/19/2029 (b)(n)		6,314,000	6,439,106
KBC Group NV 6.324% 9/21/2034 (b)(n)		9,860,000	10,566,009
TOTAL FINANCIALS			39,513,246
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Shurgard Luxembourg Sarl 4% 5/27/2035 (p)	EUR	800,000	913,864
TOTAL BELGIUM			44,221,113
BRAZIL - 0.1%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
MercadoLibre Inc 4.9% 1/15/2033		2,760,000	2,689,372
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Minerva Luxembourg SA 4.375% 3/18/2031 (n)		1,965,000	1,744,996
Minerva Luxembourg SA 7.5% 4/22/2036 (n)		1,395,000	1,341,823
Minerva Luxembourg SA 8.875% 9/13/2033 (n)		1,355,000	1,424,952
NBM US Holdings Inc 6.625% 8/6/2029 (n)		2,085,000	2,087,564
			6,599,335
Food Products - 0.0%
Marb Bondco PLC 3.95% 1/29/2031 (n)		3,830,000	3,415,403
TOTAL CONSUMER STAPLES			10,014,738
Energy - 0.0%
Energy Equipment & Services - 0.0%
Yinson Boronia Production BV 8.947% 7/31/2042 (n)		2,938,667	3,233,562
Oil, Gas & Consumable Fuels - 0.0%
MC Brazil Downstream Trading SARL 7.25% 6/30/2031 (n)		3,656,390	3,482,712
PRIO Luxembourg Holding Sarl 6.75% 10/15/2030 (n)		3,315,000	3,308,883
			6,791,595
TOTAL ENERGY			10,025,157
Industrials - 0.0%
Marine Transportation - 0.0%
Yinson Bergenia Production BV 8.498% 1/31/2045 (n)		1,208,708	1,293,316
Materials - 0.1%
Chemicals - 0.0%
Braskem Netherlands Finance BV 5.875% 1/31/2050 (n)		1,950,000	918,938
Braskem Netherlands Finance BV 7.25% 2/13/2033 (n)		2,035,000	1,170,125
Braskem Netherlands Finance BV 8% 10/15/2034 (n)		1,590,000	916,635
			3,005,698
Metals & Mining - 0.1%
CSN Inova Ventures 6.75% 1/28/2028 (n)		1,015,000	844,987
CSN Resources SA 8.875% 12/5/2030 (n)		4,845,000	3,627,694
ERO Copper Corp 6.5% 2/15/2030 (n)		880,000	881,654
Samarco Mineracao SA 9% 6/30/2031 pay-in-kind (b)(n)		6,895,268	6,943,535
Usiminas International Sarl 7.5% 1/27/2032 (n)		2,380,000	2,455,256
Vale Overseas Ltd 6.4% 6/28/2054		11,975,000	12,236,414
			26,989,540
Paper & Forest Products - 0.0%
LD Celulose International GmbH 7.95% 1/26/2032 (n)		2,845,000	2,959,753
Suzano Netherlands BV 5.5% 1/15/2036		3,400,000	3,306,392
			6,266,145
TOTAL MATERIALS			36,261,383
TOTAL BRAZIL			60,283,966
CANADA - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
TELUS Corp 6.375% 6/9/2056 (b)		440,000	439,597
TELUS Corp 6.625% 10/15/2055 (b)		280,000	283,747
TELUS Corp 6.625% 6/9/2056 (b)		290,000	289,101
TELUS Corp 7% 10/15/2055 (b)		420,000	432,305
			1,444,750
Wireless Telecommunication Services - 0.0%
Rogers Communications Inc 3.2% 3/15/2027		2,876,000	2,850,677
Rogers Communications Inc 3.8% 3/15/2032		7,438,000	6,952,794
Rogers Communications Inc 4.55% 3/15/2052		9,856,000	7,846,141
Rogers Communications Inc 6.875% 7/31/2056 (b)		1,280,000	1,301,197
			18,950,809
TOTAL COMMUNICATION SERVICES			20,395,559
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
1011778 BC ULC / New Red Finance Inc 4% 10/15/2030 (n)		1,120,000	1,061,398
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (n)		1,855,000	1,888,643
			2,950,041
Textiles, Apparel & Luxury Goods - 0.0%
Gildan Activewear Inc 4.7% 10/7/2030 (n)		1,720,000	1,700,630
TOTAL CONSUMER DISCRETIONARY			4,650,671
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Alimentation Couche-Tard Inc 2.95% 1/25/2030 (n)		3,940,000	3,712,350
Alimentation Couche-Tard Inc 5.077% 9/29/2035 (n)		22,000,000	21,742,714
TOTAL CONSUMER STAPLES			25,455,064
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Canadian Natural Resources Ltd 2.95% 7/15/2030		8,571,000	8,053,069
Canadian Natural Resources Ltd 5% 12/15/2029		7,200,000	7,307,139
Canadian Natural Resources Ltd 5.85% 2/1/2035		296,000	308,968
Canadian Natural Resources Ltd 6.25% 3/15/2038		8,834,000	9,388,988
Canadian Natural Resources Ltd 6.5% 2/15/2037		6,400,000	6,913,205
Cenovus Energy Inc 2.65% 1/15/2032		5,168,000	4,620,326
Cenovus Energy Inc 3.75% 2/15/2052		2,379,000	1,714,775
Cenovus Energy Inc 4.65% 3/20/2031		8,552,000	8,483,515
Cenovus Energy Inc 5.25% 6/15/2037		657,000	639,430
Cenovus Energy Inc 5.4% 3/20/2036		3,191,000	3,185,779
Cenovus Energy Inc 5.4% 6/15/2047		1,485,000	1,376,593
Cenovus Energy Inc 6.75% 11/15/2039		3,025,000	3,342,692
Enbridge Inc 4.9% 6/20/2030		11,871,000	11,962,698
Enbridge Inc 5.55% 6/20/2035		9,900,000	10,147,731
Enbridge Inc 5.7% 3/8/2033		8,000,000	8,315,736
Enbridge Inc 5.95% 4/5/2054		12,809,000	12,899,360
Enbridge Inc 6% 11/15/2028		6,027,000	6,234,957
Enbridge Inc 6.7% 11/15/2053		2,200,000	2,429,634
Enbridge Inc 7.2% 6/27/2054 (b)		5,400,000	5,763,528
South Bow Canadian Infrastructure Holdings Ltd 7.5% 3/1/2055 (b)		157,000	167,557
South Bow USA Infrastructure Holdings LLC 4.911% 9/1/2027		8,200,000	8,230,476
TransCanada PipeLines Ltd 6.125% 10/17/2056 (b)		560,000	564,124
TOTAL ENERGY			122,050,280
Financials - 0.1%
Banks - 0.1%
Bank of Nova Scotia/The 3.375% 3/5/2033 (b)(p)	EUR	3,200,000	3,712,092
Bank of Nova Scotia/The 4.247% 2/2/2030 (b)		11,000,000	10,888,282
Bank of Nova Scotia/The 4.338% 9/15/2031 (b)		7,090,000	6,973,698
Bank of Nova Scotia/The 4.813% 2/2/2034 (b)		5,000,000	4,935,448
Bank of Nova Scotia/The 5.13% 2/14/2031 (b)		3,300,000	3,348,239
Royal Bank of Canada 3.125% 9/27/2031 (b)(p)	EUR	1,440,000	1,667,473
Toronto Dominion Bank 3.357% 9/22/2032 (p)	EUR	1,300,000	1,494,271
			33,019,503
Insurance - 0.0%
Empower Finance 2020 LP 1.357% 9/17/2027 (n)		1,474,000	1,416,529
Empower Finance 2020 LP 3.075% 9/17/2051 (n)		3,522,000	2,254,975
Intact Financial Corp 5.459% 9/22/2032 (n)		7,368,000	7,553,023
			11,224,527
TOTAL FINANCIALS			44,244,030
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Wrangler Holdco Corp 6.625% 4/1/2032 (n)		1,530,000	1,571,016
Information Technology - 0.0%
Software - 0.0%
Open Text Corp 3.875% 12/1/2029 (n)		285,000	261,603
Open Text Corp 3.875% 2/15/2028 (n)		150,000	145,522
TOTAL INFORMATION TECHNOLOGY			407,125
Materials - 0.0%
Chemicals - 0.0%
Methanex Corp 5.125% 10/15/2027		655,000	655,032
Methanex Corp 5.25% 12/15/2029		75,000	74,906
NOVA Chemicals Corp 5.25% 6/1/2027 (n)		174,000	174,522
NOVA Chemicals Corp 8.5% 11/15/2028 (n)		820,000	850,958
			1,755,418
Metals & Mining - 0.0%
Capstone Copper Corp 6.75% 3/31/2033 (n)		525,000	535,280
Champion Iron Canada Inc 7.875% 7/15/2032 (n)		280,000	293,105
			828,385
TOTAL MATERIALS			2,583,803
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Emera US Finance LP 2.639% 6/15/2031		7,893,000	7,086,694
Emera US Finance LP 3.55% 6/15/2026		9,123,000	9,120,284
Emera US Finance LP 4.75% 6/15/2046		5,449,000	4,620,564
TransAlta Corp 5.875% 2/1/2034		370,000	365,837
TransAlta Corp 6.5% 3/15/2040		435,000	428,016
TOTAL UTILITIES			21,621,395
TOTAL CANADA			242,978,943
CHILE - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Empresa Nacional del Petroleo 5.95% 7/30/2034 (n)		1,465,000	1,499,852
Materials - 0.0%
Chemicals - 0.0%
Sociedad Quimica y Minera de Chile SA 5.625% 4/22/2056 (b)(n)		3,235,000	3,203,879
Metals & Mining - 0.0%
Antofagasta PLC 2.375% 10/14/2030 (n)		4,285,000	3,872,869
Antofagasta PLC 5.625% 9/9/2035 (n)		2,260,000	2,275,820
Antofagasta PLC 5.625% 5/13/2032 (n)		2,175,000	2,223,393
Corp Nacional del Cobre de Chile 3.15% 1/14/2030 (n)		3,245,000	3,049,976
Corp Nacional del Cobre de Chile 3.15% 1/15/2051 (n)		2,855,000	1,803,247
Corp Nacional del Cobre de Chile 3.7% 1/30/2050 (n)		5,900,000	4,071,708
Corp Nacional del Cobre de Chile 4.5% 8/1/2047 (n)		2,410,000	1,936,315
Corp Nacional del Cobre de Chile 5.125% 2/2/2033 (n)		1,665,000	1,652,513
Corp Nacional del Cobre de Chile 5.529% 1/30/2037 (n)		2,015,000	1,981,259
Corp Nacional del Cobre de Chile 5.95% 1/8/2034 (n)		1,685,000	1,735,769
Corp Nacional del Cobre de Chile 6.3% 9/8/2053 (n)		3,915,000	3,955,912
Corp Nacional del Cobre de Chile 6.33% 1/13/2035 (n)		1,380,000	1,453,139
Corp Nacional del Cobre de Chile 6.44% 1/26/2036 (n)		1,370,000	1,456,227
Corp Nacional del Cobre de Chile 6.78% 1/13/2055 (n)		2,730,000	2,877,420
			34,345,567
Paper & Forest Products - 0.0%
Celulosa Arauco y Constitucion SA 6.18% 5/5/2032 (n)		1,505,000	1,510,027
TOTAL MATERIALS			39,059,473
Utilities - 0.0%
Electric Utilities - 0.0%
Chile Electricity Lux Mpc II Sarl 5.58% 10/20/2035 (n)		1,304,969	1,325,588
TOTAL CHILE			41,884,913
CHINA - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Alibaba Group Holding Ltd 2.125% 2/9/2031		2,350,000	2,126,163
Alibaba Group Holding Ltd 2.7% 2/9/2041		12,255,000	9,113,553
Prosus NV 3.832% 2/8/2051 (n)		2,585,000	1,728,202
Prosus NV 4.193% 1/19/2032 (n)		3,990,000	3,807,996

TOTAL CHINA			16,775,914
COLOMBIA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Colombia Telecomunicaciones SA ESP 4.95% 7/17/2030 (n)		3,713,000	3,491,817
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Ecopetrol SA 7.75% 2/1/2032		1,345,000	1,373,245
Ecopetrol SA 8.375% 1/19/2036		3,140,000	3,219,693
Ecopetrol SA 8.875% 1/13/2033		6,635,000	7,009,878
Geopark Ltd 5.5% 1/17/2027 (n)		1,015,000	999,774
Geopark Ltd 8.75% 1/31/2030 (n)		3,285,000	3,297,319
TOTAL ENERGY			15,899,909
Materials - 0.0%
Metals & Mining - 0.0%
Aris Mining Corp 8% 10/31/2029 (n)		4,090,000	4,228,038
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA 5.375% 12/30/2030 (n)		5,867,850	5,434,510
EnfraGen Energia Sur SAU/ EnfraGen Chile SpA/ EnfraGen Spain SAU 8.499% 6/30/2032 (n)		175,000	179,943
Termocandelaria Power SA 7.75% 9/17/2031 (n)		1,840,000	1,889,036
TOTAL UTILITIES			7,503,489
TOTAL COLOMBIA			31,123,253
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mines Ltd 7.875% 1/23/2030 (n)		3,045,000	3,063,453
COSTA RICA - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Liberty Costa Rica Senior Secured Finance 10.875% 1/15/2031 (n)		1,505,000	1,581,936
COTE D'IVOIRE - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Endeavour Mining PLC 7% 5/28/2030 (n)		4,470,000	4,564,094
CZECH REPUBLIC - 0.0%
Industrials - 0.0%
Aerospace & Defense - 0.0%
Czechoslovak Group AS 5.25% 1/10/2031 (n)	EUR	790,000	938,733
Czechoslovak Group AS 6.5% 1/10/2031 (n)		3,080,000	3,147,283
TOTAL INDUSTRIALS			4,086,016
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CPI Property Group SA 1.5% 1/27/2031 (p)	EUR	400,000	374,531
TOTAL CZECH REPUBLIC			4,460,547
DENMARK - 0.0%
Consumer Staples - 0.0%
Beverages - 0.0%
Carlsberg Breweries A/S 3.25% 2/28/2032 (p)	EUR	925,000	1,067,018
Food Products - 0.0%
Arla Foods amba 3.875% 5/22/2033 (p)	EUR	280,000	329,346
Tobacco - 0.0%
Scandinavian Tobacco Group A/S 4.875% 9/12/2029 (p)	EUR	425,000	510,045
TOTAL CONSUMER STAPLES			1,906,409
Financials - 0.0%
Banks - 0.0%
Danske Bank A/S 3.875% 1/9/2032 (b)(p)	EUR	2,840,000	3,373,255
Jyske Bank A/S 5.125% 5/1/2035 (b)(p)	EUR	665,000	808,052
TOTAL FINANCIALS			4,181,307
Health Care - 0.0%
Biotechnology - 0.0%
GENMAB A/S/GENMAB FINANCE LLC 6.25% 12/15/2032 (n)		190,000	193,540
TOTAL DENMARK			6,281,256
FINLAND - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Citycon Treasury BV 5% 3/11/2030 (p)	EUR	420,000	473,855
Citycon Treasury BV 5.375% 7/8/2031 (p)	EUR	300,000	334,840

TOTAL FINLAND			808,695
FRANCE - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Orange SA 4.25% 1/13/2031 (n)		14,281,000	14,001,719
Orange SA 4.75% 1/13/2033 (n)		12,609,000	12,463,514
Orange SA 5% 1/13/2036 (n)		11,760,000	11,544,206
			38,009,439
Media - 0.0%
Publicis Groupe SA 3.375% 6/12/2032 (p)	EUR	900,000	1,037,276
TOTAL COMMUNICATION SERVICES			39,046,715
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Valeo SE 4.625% 3/23/2032 (p)	EUR	400,000	463,760
Automobiles - 0.0%
RCI Banque SA 4.75% 3/24/2037 (b)(p)	EUR	400,000	468,704
RCI Banque SA 5.5% 10/9/2034 (b)(p)	EUR	600,000	725,944
			1,194,648
TOTAL CONSUMER DISCRETIONARY			1,658,408
Consumer Staples - 0.0%
Beverages - 0.0%
Pernod Ricard SA 3.75% 2/4/2037 (p)	EUR	1,000,000	1,134,235
Energy - 0.0%
Energy Equipment & Services - 0.0%
Vallourec SACA 7.5% 4/15/2032 (n)		682,000	715,475
Financials - 0.2%
Banks - 0.2%
BNP Paribas SA 1.904% 9/30/2028 (b)(n)		7,317,000	7,066,450
BNP Paribas SA 2.159% 9/15/2029 (b)(n)		3,350,000	3,167,577
BNP Paribas SA 2.591% 1/20/2028 (b)(n)		2,740,000	2,707,674
BNP Paribas SA 3.945% 2/18/2037 (b)(p)	EUR	2,600,000	3,022,683
BNP Paribas SA 5.786% 1/13/2033 (b)(n)		28,396,000	29,369,399
BPCE SA 2.277% 1/20/2032 (b)(n)		7,519,000	6,651,096
BPCE SA 5.716% 1/18/2030 (b)(n)		750,000	766,257
BPCE SA 7.003% 10/19/2034 (b)(n)		1,150,000	1,256,451
Credit Agricole SA 6.251% 1/10/2035 (b)(n)		8,000,000	8,326,001
Societe Generale SA 1.792% 6/9/2027 (b)(n)		2,160,000	2,158,874
Societe Generale SA 4.677% 6/15/2027 (n)		4,831,000	4,855,547
Societe Generale SA 5.5% 4/13/2029 (b)(n)		24,956,000	25,299,591
Societe Generale SA 5.634% 1/19/2030 (b)(n)		7,780,000	7,937,068
Societe Generale SA 6.446% 1/10/2029 (b)(n)		6,850,000	7,041,823
Societe Generale SA 6.691% 1/10/2034 (b)(n)		550,000	590,075
			110,216,566
Financial Services - 0.0%
Iliad Holding SAS 7% 4/15/2032 (n)		345,000	350,934
TOTAL FINANCIALS			110,567,500
Real Estate - 0.0%
Industrial REITs - 0.0%
ARGAN SA 3.779% 10/30/2029 (p)	EUR	300,000	351,157
Utilities - 0.0%
Electric Utilities - 0.0%
Electricite de France SA 5.5% 1/25/2035 (p)	GBP	1,500,000	1,971,676
Electricite de France SA 6.125% 6/2/2034 (p)	GBP	100,000	137,931
			2,109,607
Multi-Utilities - 0.0%
Engie SA 3.875% 3/6/2036 (p)	EUR	800,000	936,721
Engie SA 4.25% 9/6/2034 (p)	EUR	600,000	724,621
Veolia Environnement SA 3.324% 6/17/2032 (p)	EUR	2,200,000	2,542,348
			4,203,690
TOTAL UTILITIES			6,313,297
TOTAL FRANCE			159,786,787
GEORGIA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Silk Road Group Holding LLC 7.5% 9/15/2030 (n)		3,240,000	3,274,474
Financials - 0.0%
Banks - 0.0%
Bank of Georgia JSC 6.5% 6/3/2031 (n)		2,070,000	2,069,999
Industrials - 0.0%
Ground Transportation - 0.0%
Georgian Railway JSC 4% 6/17/2028 (n)		4,740,000	4,565,189
TOTAL GEORGIA			9,909,662
GERMANY - 0.2%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Robert Bosch GmbH 4.375% 6/2/2043 (p)	EUR	500,000	574,577
Schaeffler AG 5.375% 4/1/2031 (p)	EUR	400,000	483,015
ZF Europe Finance BV 4.75% 1/31/2029 (p)	EUR	600,000	703,268
ZF Europe Finance BV 5.5% 2/17/2032 (p)	EUR	700,000	807,279
ZF Europe Finance BV 7% 6/12/2030 (p)	EUR	400,000	496,202
ZF North America Capital Inc 6.75% 4/23/2030 (n)		370,000	368,384
ZF North America Capital Inc 6.875% 4/14/2028 (n)		315,000	322,577
ZF North America Capital Inc 6.875% 4/23/2032 (n)		185,000	181,959
			3,937,261
Automobiles - 0.0%
Volkswagen Group of America Finance LLC 4.35% 6/8/2027 (n)		3,394,000	3,390,398
Volkswagen Group of America Finance LLC 4.850% 9/11/2030 (n)		10,200,000	10,133,528
Volkswagen Group of America Finance LLC 5.7% 9/12/2026 (n)		8,400,000	8,433,455
			21,957,381
TOTAL CONSUMER DISCRETIONARY			25,894,642
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
METRO AG 4% 3/5/2030 (p)	EUR	675,000	818,607
Energy - 0.0%
Energy Equipment & Services - 0.0%
Vier Gas Transport GmbH 3.625% 9/8/2033 (p)	EUR	1,100,000	1,269,718
Financials - 0.1%
Banks - 0.0%
Commerzbank AG 3.625% 1/14/2032 (b)(p)	EUR	800,000	936,827
DZ Bank AG Deutsche Zentral-Genossenschaftsbank Frankfurt Am Main 3.706% 10/15/2035 (b)(p)	EUR	500,000	578,359
Volkswagen Bank GmbH 3.5% 6/19/2031 (p)	EUR	700,000	811,177
			2,326,363
Capital Markets - 0.1%
Deutsche Bank AG/New York NY 2.311% 11/16/2027 (b)		2,513,000	2,487,983
Deutsche Bank AG/New York NY 3.035% 5/28/2032 (b)		4,028,000	3,664,874
Deutsche Bank AG/New York NY 3.729% 1/14/2032 (b)		10,000,000	9,350,228
Deutsche Bank AG/New York NY 4.725% 2/6/2032 (b)		11,170,000	10,997,387
Deutsche Bank AG/New York NY 4.95% 8/4/2031 (b)		8,600,000	8,577,917
Deutsche Bank AG/New York NY 5.06% 4/14/2032 (b)		4,681,000	4,673,538
Deutsche Bank AG/New York NY 5.373% 1/10/2029 (b)		5,700,000	5,763,783
Deutsche Bank AG/New York NY 6.72% 1/18/2029 (b)		11,000,000	11,357,996
Deutsche Bank AG/New York NY 7.146% 7/13/2027 (b)		11,860,000	11,895,130
			68,768,836
Financial Services - 0.0%
KfW 0.375% 5/20/2036 (p)	EUR	454,000	404,759
KfW 0.75% 1/15/2029 (p)	EUR	1,485,000	1,649,018
			2,053,777
Insurance - 0.0%
Allianz SE 5.6% 9/3/2054 (b)(n)		7,200,000	7,134,519
TOTAL FINANCIALS			80,283,495
Health Care - 0.1%
Pharmaceuticals - 0.1%
Bayer US Finance II LLC 4.375% 12/15/2028 (n)		6,803,000	6,744,553
Bayer US Finance II LLC 4.875% 6/25/2048 (n)		5,321,000	4,454,131
Bayer US Finance LLC 6.25% 1/21/2029 (n)		5,290,000	5,480,314
Bayer US Finance LLC 6.375% 11/21/2030 (n)		1,480,000	1,559,181
Bayer US Finance LLC 6.5% 11/21/2033 (n)		11,585,000	12,363,330
Bayer US Finance LLC 6.875% 11/21/2053 (n)		16,200,000	17,530,919
TOTAL HEALTH CARE			48,132,428
Industrials - 0.0%
Machinery - 0.0%
KION Group AG 4.125% 3/24/2031 (p)	EUR	1,118,000	1,316,202
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Infineon Technologies AG 3.5% 2/16/2034 (p)	EUR	1,000,000	1,153,644
Real Estate - 0.0%
Diversified REITs - 0.0%
Sirius Real Estate Ltd 4% 1/22/2032 (p)	EUR	800,000	924,243
Real Estate Management & Development - 0.0%
ACCENTRO East Holding GMBH 6% 6/30/2027 pay-in-kind (k)	EUR	100,000	124,086
Accentro Real Estate AG 10% 12/30/2027 pay-in-kind	EUR	406,630	510,748
Accentro Real Estate AG 7% 12/30/2034 pay-in-kind (b)(p)	EUR	1,448,399	388,565
			1,023,399
TOTAL REAL ESTATE			1,947,642
Utilities - 0.0%
Electric Utilities - 0.0%
Amprion GmbH 3.125% 8/27/2030 (p)	EUR	800,000	924,981
Amprion GmbH 3.625% 5/21/2031 (p)	EUR	300,000	352,580
Amprion GmbH 3.875% 6/5/2036 (p)	EUR	900,000	1,044,729
EnBW International Finance BV 3.75% 11/20/2035 (p)	EUR	1,525,000	1,774,916
EnBW International Finance BV 5.7923% 2/26/2036 (p)	AUD	1,260,000	877,243
			4,974,449
Independent Power and Renewable Electricity Producers - 0.0%
RWE Finance US LLC 5.125% 9/18/2035 (n)		5,093,000	4,966,787
RWE Finance US LLC 5.875% 4/16/2034 (n)		1,581,000	1,637,503
			6,604,290
TOTAL UTILITIES			11,578,739
TOTAL GERMANY			172,395,117
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd 7.5% 3/1/2028 (n)		2,595,000	2,527,854
Kosmos Energy Ltd 8.75% 10/1/2031 (n)		5,805,000	5,281,680

TOTAL GHANA			7,809,534
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Global Aircraft Leasing Co Ltd 8.75% 9/1/2027 (n)		1,210,000	1,236,699
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
CT Trust 5.125% 2/3/2032 (n)		3,485,000	3,318,905
Millicom International Cellular SA 4.5% 4/27/2031 (n)		9,611,000	8,978,404
Millicom International Cellular SA 5.125% 1/15/2028 (n)		688,500	681,614
Millicom International Cellular SA 7.375% 4/2/2032 (n)		1,780,000	1,830,330
TOTAL COMMUNICATION SERVICES			14,809,253
Utilities - 0.0%
Electric Utilities - 0.0%
Energuate Trust 2 0 6.35% 9/15/2035 (n)		2,560,000	2,544,768
Independent Power and Renewable Electricity Producers - 0.0%
Investment Energy Resources Ltd 6.25% 4/26/2029 (n)		3,850,000	3,849,215
TOTAL UTILITIES			6,393,983
TOTAL GUATEMALA			21,203,236
HONG KONG - 0.0%
Financials - 0.0%
Insurance - 0.0%
AIA Group Ltd 3.9% 4/6/2028 (n)		2,931,000	2,914,008
AIA Group Ltd 5.375% 4/5/2034 (n)		4,500,000	4,596,566
Prudential Funding Asia PLC 2.95% 11/3/2033 (b)(p)		3,700,000	3,545,762

TOTAL HONG KONG			11,056,336
HUNGARY - 0.0%
Financials - 0.0%
Banks - 0.0%
Magyar Export-Import Bank Zrt 6.125% 12/4/2027 (n)		1,485,000	1,511,730
Utilities - 0.0%
Electric Utilities - 0.0%
MVM Energetika Zrt 6.5% 3/13/2031 (p)		1,480,000	1,547,060
MVM Energetika Zrt 7.5% 6/9/2028 (p)		375,000	391,688
TOTAL UTILITIES			1,938,748
TOTAL HUNGARY			3,450,478
INDONESIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Medco Laurel Tree Pte Ltd 6.95% 11/12/2028 (n)		6,035,000	6,032,404
Materials - 0.0%
Metals & Mining - 0.0%
Freeport Indonesia PT 4.763% 4/14/2027 (n)		1,940,000	1,938,060
Freeport Indonesia PT 5.315% 4/14/2032 (n)		2,900,000	2,885,848
Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT 5.45% 5/15/2030 (n)		5,335,000	5,400,621
TOTAL MATERIALS			10,224,529
TOTAL INDONESIA			16,256,933
IRELAND - 0.4%
Financials - 0.3%
Banks - 0.1%
Bank of Ireland Group PLC 4.997% 11/12/2032 (b)(n)		8,049,000	8,042,323
Bank of Ireland Group PLC 5.601% 3/20/2030 (b)(n)		6,500,000	6,637,874
			14,680,197
Consumer Finance - 0.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026		14,122,000	14,023,372
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028		31,806,000	30,644,961
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.3% 1/30/2032		15,939,000	14,584,692
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.4% 10/29/2033		2,691,000	2,395,731
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.85% 10/29/2041		4,396,000	3,555,358
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.125% 2/28/2029		6,297,000	6,213,436
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.375% 11/15/2030		4,113,000	4,039,939
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.95% 9/10/2034		8,350,000	8,143,444
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.1% 1/19/2029		5,200,000	5,258,475
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.75% 6/6/2028		16,700,000	17,058,736
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.1% 1/15/2027		4,800,000	4,844,861
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.15% 9/30/2030		10,400,000	10,894,672
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027		1,866,000	1,896,896
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 1/31/2056 (b)		1,095,000	1,115,947
			124,670,520
Financial Services - 0.0%
GGAM Finance Ltd 5.875% 3/15/2030 (n)		715,000	721,850
GGAM Finance Ltd 6.875% 4/15/2029 (n)		460,000	472,263
GGAM Finance Ltd 8% 2/15/2027 (n)		330,000	332,586
			1,526,699
TOTAL FINANCIALS			140,877,416
Industrials - 0.1%
Passenger Airlines - 0.0%
SMBC Aviation Capital Finance DAC 5.7% 7/25/2033 (n)		6,000,000	6,159,828
Transportation Infrastructure - 0.1%
Avolon Holdings Funding Ltd 3.25% 2/15/2027 (n)		11,688,000	11,583,271
Avolon Holdings Funding Ltd 4.2% 4/15/2029 (n)		3,442,000	3,384,626
Avolon Holdings Funding Ltd 4.85% 4/1/2033 (n)		555,000	537,339
Avolon Holdings Funding Ltd 4.9% 10/10/2030 (n)		10,000,000	9,944,598
Avolon Holdings Funding Ltd 4.95% 1/15/2028 (n)		10,100,000	10,140,236
Avolon Holdings Funding Ltd 5.15% 1/15/2030 (n)		14,415,000	14,483,644
Avolon Holdings Funding Ltd 5.375% 5/30/2030 (n)		15,782,000	15,978,063
Avolon Holdings Funding Ltd 5.75% 11/15/2029 (n)		6,000,000	6,152,738
Avolon Holdings Funding Ltd 5.75% 3/1/2029 (n)		14,000,000	14,310,210
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (n)		28,614,000	29,424,872
			115,939,597
TOTAL INDUSTRIALS			122,099,425
Materials - 0.0%
Containers & Packaging - 0.0%
Smurfit Kappa Treasury ULC 3.489% 11/24/2031	EUR	250,000	290,155
Smurfit Kappa Treasury ULC 5.438% 4/3/2034		10,500,000	10,660,965
Smurfit Westrock Financing DAC 5.418% 1/15/2035		6,624,000	6,694,429
TOTAL MATERIALS			17,645,549
TOTAL IRELAND			280,622,390
ISRAEL - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Energean Israel Finance Ltd 5.375% 3/30/2028 (n)(p)		3,135,000	3,095,244
Energean Israel Finance Ltd 5.875% 3/30/2031 (n)(p)		3,030,000	2,897,425
Energean Israel Finance Ltd 8.5% 9/30/2033 (n)(p)		1,145,000	1,211,270
Leviathan Bond Ltd 6.5% 6/30/2027 (n)(p)		3,320,000	3,330,594
Leviathan Bond Ltd 6.75% 6/30/2030 (n)(p)		1,860,000	1,917,539
TOTAL ENERGY			12,452,072
Financials - 0.0%
Banks - 0.0%
Bank Hapoalim BM 5.252% 1/14/2033 (n)(p)		2,090,000	2,084,810
Health Care - 0.0%
Pharmaceuticals - 0.0%
Teva Pharmaceutical Finance Netherlands III BV 6% 12/1/2032		200,000	207,710
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030		950,000	971,593
TOTAL HEALTH CARE			1,179,303
TOTAL ISRAEL			15,716,185
ITALY - 0.1%
Consumer Staples - 0.0%
Beverages - 0.0%
Coca-Cola HBC Finance BV 4% 10/1/2033 (p)	EUR	930,000	1,108,357
Financials - 0.0%
Banks - 0.0%
Intesa Sanpaolo SpA 4.198% 6/1/2032 (b)(n)		17,320,000	16,354,592
UniCredit SpA 1.982% 6/3/2027 (b)(n)		6,165,000	6,164,138
TOTAL FINANCIALS			22,518,730
Utilities - 0.1%
Electric Utilities - 0.1%
ENEL Finance International NV 4.375% 9/30/2030 (n)		17,235,000	16,939,050
ENEL Finance International NV 5% 9/30/2035 (n)		10,000,000	9,753,366
ENEL Finance International NV 5.125% 6/26/2029 (n)		12,100,000	12,243,501
ENEL Finance International NV 5.5% 6/26/2034 (n)		9,385,000	9,526,938
ENEL Finance International NV 7.5% 10/14/2032 (n)		1,105,000	1,242,460
Enel SpA 3.375% (b)(p)(v)	EUR	671,000	783,269
			50,488,584
Gas Utilities - 0.0%
Snam SpA 5.75% 5/28/2035 (n)		977,000	1,005,201
TOTAL UTILITIES			51,493,785
TOTAL ITALY			75,120,872
JAMAICA - 0.0%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Kingston Airport Revenue Finance Ltd 6.75% 12/15/2036 (n)		835,000	837,096
Montego Bay Airport Revenue Finance Ltd 6.6% 6/15/2035 (n)		1,225,000	1,209,908

TOTAL JAMAICA			2,047,004
JAPAN - 0.2%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
NTT Finance Corp 1.591% 4/3/2028 (n)		3,586,000	3,408,462
NTT Finance Corp 3.678% 7/16/2033 (p)	EUR	600,000	700,085
NTT Finance Corp 4.567% 7/16/2027 (n)		3,278,000	3,284,573
NTT Finance Corp 4.62% 7/16/2028 (n)		3,778,000	3,780,867
NTT Finance Corp 4.876% 7/16/2030 (n)		17,493,000	17,552,701
NTT Finance Corp 5.171% 7/16/2032 (n)		16,350,000	16,436,929
NTT Finance Corp 5.502% 7/16/2035 (n)		6,100,000	6,182,246
TOTAL COMMUNICATION SERVICES			51,345,863
Consumer Staples - 0.0%
Tobacco - 0.0%
Japan Tobacco Inc 4.85% 5/15/2028 (n)		4,109,000	4,139,147
Japan Tobacco Inc 5.21% 6/15/2030 (n)		10,408,000	10,646,377
Japan Tobacco Inc 5.856% 6/15/2035 (n)		7,300,000	7,653,206
TOTAL CONSUMER STAPLES			22,438,730
Financials - 0.1%
Banks - 0.1%
Mitsubishi UFJ Financial Group Inc 1.538% 7/20/2027 (b)		3,276,000	3,263,264
Mitsubishi UFJ Financial Group Inc 1.64% 10/13/2027 (b)		4,211,000	4,168,502
Mitsubishi UFJ Financial Group Inc 3.856% 4/22/2034 (b)(p)	EUR	1,175,000	1,379,898
Mitsubishi UFJ Financial Group Inc 4.592% 4/18/2030 (b)		3,836,000	3,829,077
Mitsubishi UFJ Financial Group Inc 4.847% 4/21/2032 (b)		4,600,000	4,593,148
Mitsubishi UFJ Financial Group Inc 5.017% 7/20/2028 (b)		4,690,000	4,720,411
Mitsubishi UFJ Financial Group Inc 5.258% 4/17/2030 (b)		6,000,000	6,096,470
Mizuho Bank Ltd 5.185% 4/16/2036 (n)		9,700,000	9,676,577
Mizuho Financial Group Inc 1.554% 7/9/2027 (b)		2,200,000	2,193,314
Mizuho Financial Group Inc 4.254% 9/11/2029 (b)		1,035,000	1,028,539
Mizuho Financial Group Inc 4.711% 7/8/2031 (b)		20,356,000	20,333,527
Mizuho Financial Group Inc 5.323% 7/8/2036 (b)		10,000,000	10,052,620
Sumitomo Mitsui Financial Group Inc 3.961% 4/2/2034 (b)(p)	EUR	1,160,000	1,369,449
Sumitomo Mitsui Financial Group Inc 4.494% 1/15/2032 (b)		7,000,000	6,900,837
TOTAL FINANCIALS			79,605,633
TOTAL JAPAN			153,390,226
KAZAKHSTAN - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
KazMunayGas National Co JSC 3.5% 4/14/2033 (n)		4,145,000	3,769,463
Tengizchevroil Finance Co International Ltd 3.25% 8/15/2030 (n)		1,890,000	1,762,425
TOTAL ENERGY			5,531,888
Financials - 0.0%
Financial Services - 0.0%
Development Bank of Kazakhstan JSC 16.95% 5/8/2029 (n)	KZT	821,620,000	1,652,826
TOTAL KAZAKHSTAN			7,184,714
LUXEMBOURG - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Breakwater Energy Holdings Sarl 9.25% 11/15/2030 (n)		205,000	217,895
Financials - 0.0%
Financial Services - 0.0%
Titanium 2l Bondco Sarl 6.25% 1/14/2031 pay-in-kind	EUR	6,558,500	1,108,220
Real Estate - 0.0%
Diversified REITs - 0.0%
Stoneweg Ereit Lux Finco Sarl 4.125% 2/22/2033 (p)	EUR	1,700,000	1,950,584
Industrial REITs - 0.0%
Prologis International Funding II SA 4.375% 7/1/2036 (p)	EUR	400,000	477,641
Real Estate Management & Development - 0.0%
AXA Logistics Europe Master SCA 3.375% 5/13/2031 (p)	EUR	500,000	575,891
Blackstone Property Partners Europe Holdings Sarl 1% 5/4/2028 (p)	EUR	2,271,000	2,530,761
CBRE Europe Logistics Partners SCA SICAV-SIF 3.5% 9/22/2032 (p)	EUR	1,000,000	1,135,224
CBRE Open-Ended Funds SCA SICAV-SIF 4.75% 3/27/2034 (p)	EUR	450,000	544,102
Logicor Financing Sarl 0.875% 1/14/2031 (p)	EUR	600,000	613,067
Logicor Financing Sarl 3.75% 7/14/2032 (p)	EUR	370,000	423,355
Logicor Financing Sarl 4.25% 7/18/2029 (p)	EUR	1,200,000	1,428,409
P3 Group Sarl 3.75% 4/2/2033 (p)	EUR	600,000	682,836
P3 Group Sarl 4% 4/19/2032 (p)	EUR	800,000	933,391
			8,867,036
TOTAL REAL ESTATE			11,295,261
TOTAL LUXEMBOURG			12,621,376
MALAYSIA - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
GENM Capital Labuan Ltd 3.882% 4/19/2031 (n)		3,810,000	3,445,759
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petronas Capital Ltd 3.404% 4/28/2061 (n)		5,240,000	3,530,188
Petronas Capital Ltd 3.5% 4/21/2030 (n)		3,600,000	3,473,946
TOTAL ENERGY			7,004,134
Industrials - 0.0%
Marine Transportation - 0.0%
MISC Capital Two Labuan Ltd 3.75% 4/6/2027 (n)		4,715,000	4,678,647
TOTAL MALAYSIA			15,128,540
MAURITIUS - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Axian Telecom Holding & Management PLC 7.25% 7/11/2030 (n)		2,005,000	2,028,880
MEXICO - 0.3%
Communication Services - 0.0%
Media - 0.0%
TV Azteca SAB de CV 8.25% (l)(p)		9,520,000	3,236,800
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Esentia Energy Development SAB de CV 6.125% 7/30/2033 (n)		990,000	988,515
Esentia Energy Development SAB de CV 6.5% 7/30/2038 (n)		1,140,000	1,129,170
Petroleos Mexicanos 5.95% 1/28/2031		17,450,000	17,225,942
Petroleos Mexicanos 6.35% 2/12/2048		1,560,000	1,264,380
Petroleos Mexicanos 6.5% 6/2/2041		2,940,000	2,623,097
Petroleos Mexicanos 6.625% 6/15/2035		36,460,000	35,138,325
Petroleos Mexicanos 6.7% 2/16/2032		20,084,000	20,224,588
Petroleos Mexicanos 6.75% 9/21/2047		22,490,000	18,933,881
Petroleos Mexicanos 6.95% 1/28/2060		42,396,000	35,171,722
Petroleos Mexicanos 7.69% 1/23/2050		88,971,000	81,455,620
TOTAL ENERGY			214,155,240
Financials - 0.0%
Banks - 0.0%
Banco Nacional de Comercio Exterior SNC/Cayman Islands 6% 5/14/2036 (b)(n)		1,295,000	1,285,288
Capital Markets - 0.0%
Eagle Funding Luxco Sarl 5.5% 8/17/2030 (n)		3,695,000	3,713,475
TOTAL FINANCIALS			4,998,763
Materials - 0.0%
Chemicals - 0.0%
Orbia Advance Corp SAB de CV 6.8% 5/13/2030 (n)		4,500,000	4,522,500
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Buffalo Energy Mexico Holdings / Buffalo Energy Infrastructure / Buffalo Energy 7.875% 2/15/2039 (n)		2,557,656	2,704,721
Saavi Energia Sarl 8.875% 2/10/2035 (n)		5,500,000	5,958,590
TOTAL UTILITIES			8,663,311
TOTAL MEXICO			235,576,614
MOROCCO - 0.0%
Materials - 0.0%
Chemicals - 0.0%
OCP SA 5.125% 6/23/2051 (n)		1,405,000	1,121,949
OCP SA 6.875% 4/25/2044 (n)		1,860,000	1,878,879
OCP SA 7.5% 5/2/2054 (n)		5,240,000	5,613,507

TOTAL MOROCCO			8,614,335
MULTI-NATIONAL - 0.0%
Financials - 0.0%
Banks - 0.0%
European Investment Bank 0.625% 1/22/2029 (p)	EUR	970,000	1,073,674
European Investment Bank 2.875% 6/18/2035 (p)	EUR	615,000	704,192

TOTAL MULTI-NATIONAL			1,777,866
NETHERLANDS - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Koninklijke KPN NV 3.875% 2/16/2036 (p)	EUR	300,000	350,293
Media - 0.0%
Ziggo BV 4.875% 1/15/2030 (n)		530,000	495,601
TOTAL COMMUNICATION SERVICES			845,894
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
REWE International Finance BV 4.875% 9/13/2030 (p)	EUR	300,000	368,315
Food Products - 0.0%
JDE Peet's NV 1.375% 1/15/2027 (n)		3,516,000	3,449,366
JDE Peet's NV 2.25% 9/24/2031 (n)		2,660,000	2,316,012
			5,765,378
TOTAL CONSUMER STAPLES			6,133,693
Financials - 0.0%
Banks - 0.0%
ABN AMRO Bank NV 5.515% 12/3/2035 (b)(n)		17,600,000	17,872,686
Cooperatieve Rabobank UA 1.98% 12/15/2027 (b)(n)		3,614,000	3,567,904
Cooperatieve Rabobank UA 3.649% 4/6/2028 (b)(n)		6,943,000	6,896,986
Cooperatieve Rabobank UA 3.75% 7/21/2026		4,206,000	4,203,545
Cooperatieve Rabobank UA 5.71% 1/21/2033 (b)(n)		1,870,000	1,940,218
ING Groep NV 3% 8/17/2031 (b)(p)	EUR	1,800,000	2,066,942
ING Groep NV 5.335% 3/19/2030 (b)		6,500,000	6,624,413
TOTAL FINANCIALS			43,172,694
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP BV / NXP Funding LLC / NXP USA Inc 2.65% 2/15/2032		16,241,000	14,425,204
NXP BV / NXP Funding LLC / NXP USA Inc 3.4% 5/1/2030		5,200,000	4,965,033
NXP BV / NXP Funding LLC / NXP USA Inc 4.85% 8/19/2032		8,338,000	8,280,508
NXP BV / NXP Funding LLC / NXP USA Inc 5.25% 8/19/2035		29,120,000	29,218,157
TOTAL INFORMATION TECHNOLOGY			56,888,902
TOTAL NETHERLANDS			107,041,183
NIGERIA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
IHS Holding Ltd 5.625% 11/29/2026 (n)		820,000	816,310
IHS Holding Ltd 7.875% 5/29/2030 (n)		3,280,000	3,377,350
TOTAL COMMUNICATION SERVICES			4,193,660
Information Technology - 0.0%
Communications Equipment - 0.0%
IHS Netherlands Holdco BV 8% 9/18/2027 (n)		797,471	797,471
Materials - 0.0%
Chemicals - 0.0%
Dangote Fertiliser Ltd 7.75% 5/5/2031 (n)		3,515,000	3,580,274
TOTAL NIGERIA			8,571,405
NORWAY - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Seadrill Finance Ltd 8.375% 8/1/2030 (n)		690,000	721,174
TGS ASA 8.5% 1/15/2030 (n)		810,000	851,708
TOTAL ENERGY			1,572,882
Financials - 0.0%
Banks - 0.0%
DNB Bank ASA 1.605% 3/30/2028 (b)(n)		3,208,000	3,134,960
DNB Bank ASA 3 month EURIBOR + 0.7%, 3.625% 5/28/2032 (b)(c)(p)	EUR	1,100,000	1,294,870
TOTAL FINANCIALS			4,429,830
TOTAL NORWAY			6,002,712
PAKISTAN - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Veon Midco BV 6.95% 6/1/2031 (h)(n)		2,050,000	2,050,164
Veon Midco BV 7.45% 6/1/2033 (h)(n)		2,170,000	2,171,801

TOTAL PAKISTAN			4,221,965
PANAMA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Sable International Finance Ltd 7.125% 10/15/2032 (n)		4,725,000	4,683,618
Media - 0.0%
Telecomunicaciones Digitales SA 4.5% 1/30/2030 (n)		4,465,000	4,241,750
Wireless Telecommunication Services - 0.0%
C&W Senior Finance Ltd 9% 1/15/2033 (n)		875,000	890,313
TOTAL COMMUNICATION SERVICES			9,815,681
Industrials - 0.0%
Air Freight & Logistics - 0.0%
Aeropuerto Internacional de Tocumen SA 5.125% 8/11/2061 (n)		2,010,000	1,685,385
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Generadora de Gatun SA 6.874% 9/30/2044 (n)		1,585,000	1,616,256
TOTAL PANAMA			13,117,322
PERU - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
InRetail Shopping Malls 5.65% 10/16/2032 (n)		2,700,000	2,666,952
Materials - 0.0%
Metals & Mining - 0.0%
Cia de Minas Buenaventura SAA 6.8% 2/4/2032 (n)		4,025,000	4,137,982
Volcan Cia Minera SAA 8.5% 10/28/2032 (n)		5,165,000	5,300,581
TOTAL MATERIALS			9,438,563
Utilities - 0.0%
Electric Utilities - 0.0%
Kallpa Generacion SA 5.5% 9/11/2035 (n)		1,785,000	1,755,993
Independent Power and Renewable Electricity Producers - 0.0%
Niagara Energy SAC 5.746% 10/3/2034 (n)		1,975,000	1,981,913
TOTAL UTILITIES			3,737,906
TOTAL PERU			15,843,421
POLAND - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
ORLEN SA 6% 1/30/2035 (n)		4,660,000	4,822,728
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
GTC Finance DAC 6.5% 10/15/2030 (p)	EUR	1,600,000	1,604,966
TOTAL POLAND			6,427,694
QATAR - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
QatarEnergy 2.25% 7/12/2031 (n)		5,075,000	4,536,593
QatarEnergy 3.125% 7/12/2041 (n)		4,205,000	3,153,834
QatarEnergy 3.3% 7/12/2051 (n)		10,895,000	7,291,697
TOTAL ENERGY			14,982,124
Utilities - 0.0%
Gas Utilities - 0.0%
Nakilat Inc 6.067% 12/31/2033 (n)		853,127	862,725
TOTAL QATAR			15,844,849
SAUDI ARABIA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
EIG Pearl Holdings Sarl 3.545% 8/31/2036 (n)		9,020,219	8,230,949
Saudi Arabian Oil Co 2.25% 11/24/2030 (n)		6,425,000	5,758,824
Saudi Arabian Oil Co 3.25% 11/24/2050 (n)		7,110,000	4,632,094
Saudi Arabian Oil Co 3.5% 4/16/2029 (n)		8,320,000	8,043,361
Saudi Arabian Oil Co 4.25% 4/16/2039 (n)		8,250,000	7,277,036
Saudi Arabian Oil Co 4.375% 2/2/2031 (n)		3,365,000	3,297,700
Saudi Arabian Oil Co 4.375% 4/16/2049 (n)		7,020,000	5,689,148
Saudi Arabian Oil Co 5% 2/2/2036 (n)		2,230,000	2,179,312
Saudi Arabian Oil Co 5.875% 7/17/2064 (n)		880,000	826,804
Saudi Arabian Oil Co 6.375% 6/2/2055 (n)		4,600,000	4,686,066
TOTAL ENERGY			50,621,294
Financials - 0.0%
Financial Services - 0.0%
Gaci First Investment Co 5.125% 2/14/2053 (p)		2,295,000	1,994,929
Gaci First Investment Co 5.625% 7/29/2034 (p)		4,270,000	4,384,137
TOTAL FINANCIALS			6,379,066
Industrials - 0.0%
Construction & Engineering - 0.0%
Greensaif Pipelines Bidco Sarl 5.8528% 2/23/2036 (n)		3,295,000	3,352,234
Greensaif Pipelines Bidco Sarl 6.1027% 8/23/2042 (n)		3,055,000	3,116,100
Greensaif Pipelines Bidco Sarl 6.129% 2/23/2038 (n)		3,195,000	3,282,863
Greensaif Pipelines Bidco Sarl 6.51% 2/23/2042 (n)		2,160,000	2,287,980
TMS Issuer Sarl 5.78% 8/23/2032 (n)		2,340,000	2,410,200
TOTAL INDUSTRIALS			14,449,377
Materials - 0.0%
Chemicals - 0.0%
Ma'aden Sukuk Ltd 5.25% 1/29/2036 (n)		2,230,000	2,190,975
Ma'aden Sukuk Ltd 5.25% 2/13/2030 (n)		2,320,000	2,339,488
TOTAL MATERIALS			4,530,463
TOTAL SAUDI ARABIA			75,980,200
SERBIA - 0.0%
Consumer Discretionary - 0.0%
Distributors - 0.0%
Telecommunications co Telekom Srbija AD Belgrade 7% 10/28/2029 (n)		5,415,000	5,427,725
SOUTH AFRICA - 0.0%
Industrials - 0.0%
Ground Transportation - 0.0%
Transnet/South Africa 8.25% 2/6/2028 (n)		2,565,000	2,667,600
Materials - 0.0%
Chemicals - 0.0%
Sasol Financing USA LLC 4.375% 9/18/2026		5,040,000	5,018,681
Sasol Financing USA LLC 8.75% 4/10/2033 (n)		1,305,000	1,380,038
Sasol Financing USA LLC 8.75% 5/3/2029 (n)		3,755,000	3,972,602
			10,371,321
Metals & Mining - 0.0%
Anglo American Capital PLC 3.875% 3/16/2029 (n)		6,227,000	6,114,167
TOTAL MATERIALS			16,485,488
Utilities - 0.0%
Electric Utilities - 0.0%
Eskom Holdings 6.35% 8/10/2028 (n)		5,505,000	5,605,686
Eskom Holdings 8.45% 8/10/2028 (n)		3,660,000	3,854,529
TOTAL UTILITIES			9,460,215
TOTAL SOUTH AFRICA			28,613,303
SPAIN - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco Santander SA 2.749% 12/3/2030		10,800,000	9,764,045
CaixaBank SA 4.818% 4/22/2032 (b)(n)		1,715,000	1,704,718
CaixaBank SA 5.673% 3/15/2030 (b)(n)		8,900,000	9,114,640
CaixaBank SA 6.037% 6/15/2035 (b)(n)		11,757,000	12,274,067
TOTAL FINANCIALS			32,857,470
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Atlantica Sustainable Infrastructure Ltd 4.125% 6/15/2028 (n)		4,755,000	4,662,498
TOTAL SPAIN			37,519,968
SWEDEN - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Akelius Residential Ab 3.95% 3/25/2031 (p)	EUR	500,000	580,607
Samhallsbyggnadsbolaget I Norden Holding AB 2.25% 7/12/2027 (p)	EUR	650,000	732,002

TOTAL SWEDEN			1,312,609
SWITZERLAND - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
UBS Group AG 1.494% 8/10/2027 (b)(n)		11,792,000	11,722,556
UBS Group AG 2.095% 2/11/2032 (b)(n)		7,800,000	6,884,555
UBS Group AG 3.091% 5/14/2032 (b)(n)		5,293,000	4,858,763
UBS Group AG 3.126% 8/13/2030 (b)(n)		5,359,000	5,098,297
UBS Group AG 4.125% 6/9/2033 (b)(p)	EUR	730,000	876,868
UBS Group AG 4.194% 4/1/2031 (b)(n)		43,154,000	42,144,818
UBS Group AG 4.75% 3/17/2032 (b)(p)	EUR	3,450,000	4,250,602
UBS Group AG 6.246% 9/22/2029 (b)(n)		8,000,000	8,276,477
			84,112,936
Insurance - 0.0%
Argentum Netherlands BV for Swiss Re Ltd 5.625% 8/15/2052 (b)(p)		5,775,000	5,809,342
Swiss Re Finance Luxembourg SA 5% 4/2/2049 (b)(n)		1,000,000	998,371
Zurich Finance Ireland Designated Activity Co 3.5% 5/2/2052 (b)(p)		1,650,000	1,480,678
			8,288,391
TOTAL FINANCIALS			92,401,327
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Tyco Electronics Group SA 4.875% 2/9/2036		8,000,000	7,880,796
Materials - 0.0%
Containers & Packaging - 0.0%
SIG Combibloc PurchaseCo Sarl 3.75% 3/19/2030 (p)	EUR	350,000	409,378
TOTAL SWITZERLAND			100,691,501
TANZANIA - 0.0%
Information Technology - 0.0%
Communications Equipment - 0.0%
HTA Group Ltd/Mauritius 6.75% 4/1/2031 (n)		215,000	218,295
HTA Group Ltd/Mauritius 7.5% 6/4/2029 (n)		155,000	158,874

TOTAL TANZANIA			377,169
TURKEY - 0.0%
Financials - 0.0%
Banks - 0.0%
Turkiye Ihracat Kredi Bankasi AS 6.125% 5/2/2029 (n)		2,850,000	2,814,432
Turkiye Ihracat Kredi Bankasi AS 6.375% 1/15/2031 (n)		3,405,000	3,305,506
Turkiye Ihracat Kredi Bankasi AS 6.375% 10/3/2030 (n)		3,555,000	3,468,898

TOTAL TURKEY			9,588,836
UKRAINE - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
NAK Naftogaz Ukraine via Kondor Finance PLC loan participation 7.625% 11/8/2028 pay-in-kind (n)		2,894,381	2,402,336
UNITED ARAB EMIRATES - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Adnoc Murban Rsc Ltd 5.125% 9/11/2054 (n)		4,345,000	3,894,076
Galaxy Pipeline Assets Bidco Ltd 2.16% 3/31/2034 (n)		2,603,187	2,325,219
Galaxy Pipeline Assets Bidco Ltd 2.625% 3/31/2036 (n)		6,905,000	6,044,568
TOTAL ENERGY			12,263,863
Financials - 0.0%
Financial Services - 0.0%
Abu Dhabi Developmental Holding Co PJSC 5.25% 10/2/2054 (n)		3,350,000	3,052,688
Abu Dhabi Developmental Holding Co PJSC 5.5% 5/8/2034 (n)		1,730,000	1,762,437
MDGH GMTN RSC Ltd 2.875% 11/7/2029 (n)		2,390,000	2,263,760
MDGH GMTN RSC Ltd 4.375% 11/22/2033 (n)		2,075,000	1,996,254
MDGH GMTN RSC Ltd 5.084% 5/22/2053 (n)		2,595,000	2,359,738
MDGH GMTN RSC Ltd Series 1, 5.5% 4/28/2033 (n)		2,080,000	2,144,667
TOTAL FINANCIALS			13,579,544
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Aldar Properties PJSC 5.875% 4/14/2056 (b)(n)		3,120,000	2,925,717
Aldar Properties PJSC 6.6227% 4/15/2055 (b)(p)		4,055,000	3,983,470
Alpha Star Holding IX Ltd 7% 8/26/2028 (p)		4,380,000	4,347,676
Alpha Star Holding VIII Ltd 8.375% 4/12/2027 (p)		2,210,000	2,229,713
TOTAL REAL ESTATE			13,486,576
Utilities - 0.0%
Multi-Utilities - 0.0%
Abu Dhabi National Energy Co PJSC 4% 10/3/2049 (n)		1,205,000	929,670
Abu Dhabi National Energy Co PJSC 4.375% 1/24/2029 (n)		2,145,000	2,129,888
Abu Dhabi National Energy Co PJSC 4.75% 3/9/2037 (n)		3,360,000	3,186,086
TOTAL UTILITIES			6,245,644
TOTAL UNITED ARAB EMIRATES			45,575,627
UNITED KINGDOM - 0.7%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
BT Finance PLC 3.375% 11/17/2032 (p)	EUR	925,000	1,062,525
Virgin Media Finance PLC 5% 7/15/2030 (n)		86,000	70,608
			1,133,133
Media - 0.0%
Pearson Funding PLC 6.375% 4/28/2036 (p)	GBP	300,000	409,821
Virgin Media Secured Finance PLC 5.5% 5/15/2029 (n)		345,000	331,630
			741,451
Wireless Telecommunication Services - 0.0%
Vmed O2 UK Financing I PLC 4.25% 1/31/2031 (n)		485,000	405,558
Vmed O2 UK Financing I PLC 6.75% 1/15/2033 (n)		290,000	255,162
			660,720
TOTAL COMMUNICATION SERVICES			2,535,304
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
John Lewis PLC 4.25% 12/18/2034 (p)	GBP	894,000	1,015,109
Marks & Spencer PLC 5.125% 8/18/2032 (p)	GBP	600,000	794,897
			1,810,006
Hotels, Restaurants & Leisure - 0.0%
A&K Travel Group Holdings Ltd 7.5% 5/15/2033 (n)		415,000	420,689
IHG Finance LLC 3.375% 9/10/2030 (p)	EUR	425,000	492,557
Whitbread Group PLC 2.375% 5/31/2027 (p)	GBP	1,260,000	1,651,149
			2,564,395
Household Durables - 0.0%
Berkeley Group PLC/The 2.5% 8/11/2031 (p)	GBP	1,820,000	2,086,843
Specialty Retail - 0.0%
Belron UK Finance PLC 5.75% 10/15/2029 (n)		585,000	589,965
TOTAL CONSUMER DISCRETIONARY			7,051,209
Consumer Staples - 0.1%
Beverages - 0.0%
Coca-Cola Europacific Partners PLC 3.5% 5/8/2032 (p)	EUR	265,000	310,320
Tobacco - 0.1%
BAT Capital Corp 2.259% 3/25/2028		7,192,000	6,919,365
BAT Capital Corp 2.726% 3/25/2031		9,590,000	8,759,287
BAT Capital Corp 4.7% 4/2/2027		2,181,000	2,187,430
BAT Capital Corp 5.834% 2/20/2031		15,200,000	15,869,747
BAT Capital Corp 6.421% 8/2/2033		8,000,000	8,674,130
BAT Capital Corp 7.75% 10/19/2032		5,978,000	6,841,498
BAT International Finance PLC 4.125% 4/12/2032 (p)	EUR	2,615,000	3,113,566
BAT International Finance PLC 4.448% 3/16/2028		4,764,000	4,765,768
BAT International Finance PLC 5.931% 2/2/2029		6,000,000	6,207,111
Imperial Brands Finance PLC 3.875% 2/12/2034 (p)	EUR	3,050,000	3,488,910
Imperial Brands Finance PLC 4.5% 6/30/2028 (n)		3,100,000	3,097,110
Imperial Brands Finance PLC 5.5% 2/1/2030 (n)		8,000,000	8,202,124
Imperial Brands Finance PLC 6.125% 7/27/2027 (n)		1,197,000	1,217,892
Reynolds American Inc 5.7% 8/15/2035		171,000	176,405
			79,520,343
TOTAL CONSUMER STAPLES			79,830,663
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
EG Global Finance PLC 12% 11/30/2028 (n)		745,000	794,918
Financials - 0.6%
Banks - 0.5%
Barclays PLC 2.279% 11/24/2027 (b)		31,514,000	31,201,438
Barclays PLC 3.543% 8/14/2031 (b)(p)	EUR	1,503,000	1,755,140
Barclays PLC 3.811% 3/10/2042 (b)		7,473,000	5,900,355
Barclays PLC 4.219% 5/24/2030 (b)		20,101,000	19,786,080
Barclays PLC 4.836% 5/9/2028		6,102,000	6,114,608
Barclays PLC 5.088% 6/20/2030 (b)		35,939,000	36,052,414
Barclays PLC 5.207% 2/24/2037 (b)		12,000,000	11,682,849
Barclays PLC 5.367% 2/25/2031 (b)		17,084,000	17,363,279
Barclays PLC 5.501% 8/9/2028 (b)		3,000,000	3,030,011
Barclays PLC 5.746% 8/9/2033 (b)		7,774,000	8,004,332
Barclays PLC 5.785% 2/25/2036 (b)		9,000,000	9,183,422
Barclays PLC 6.174% 7/29/2036 (b)(p)	GBP	350,000	476,303
Barclays PLC 6.224% 5/9/2034 (b)		5,000,000	5,276,129
Barclays PLC 6.49% 9/13/2029 (b)		8,000,000	8,304,904
Barclays PLC 6.692% 9/13/2034 (b)		12,500,000	13,533,313
HSBC Holdings PLC 2.357% 8/18/2031 (b)		21,944,000	19,836,617
HSBC Holdings PLC 2.848% 6/4/2031 (b)		6,103,000	5,655,225
HSBC Holdings PLC 4.619% 11/6/2031 (b)		10,672,000	10,542,189
HSBC Holdings PLC 4.675% 3/10/2032 (b)		21,200,000	20,925,352
HSBC Holdings PLC 4.787% 3/10/2032 (b)(p)	EUR	1,270,000	1,563,287
HSBC Holdings PLC 4.856% 5/23/2033 (b)(p)	EUR	1,600,000	1,983,250
HSBC Holdings PLC 4.899% 3/3/2029 (b)		6,458,000	6,492,614
HSBC Holdings PLC 4.95% 3/31/2030		262,000	265,065
HSBC Holdings PLC 5.21% 8/11/2028 (b)		8,310,000	8,377,790
HSBC Holdings PLC 5.24% 5/13/2031 (b)		9,220,000	9,337,234
HSBC Holdings PLC 5.279% 3/10/2037 (b)		14,200,000	14,049,358
HSBC Holdings PLC 6.254% 3/9/2034 (b)		200,000	212,874
HSBC Holdings PLC 8.201% 11/16/2034 (b)(p)	GBP	1,000,000	1,455,717
Lloyds Banking Group PLC 4.375% 3/22/2028		4,320,000	4,316,182
Lloyds Banking Group PLC 4.425% 11/4/2031 (b)		16,286,000	16,019,089
Lloyds Banking Group PLC 4.75% 9/21/2031 (b)(p)	EUR	1,550,000	1,903,914
Lloyds Banking Group PLC 4.818% 6/13/2029 (b)		5,000,000	5,027,700
Lloyds Banking Group PLC 4.976% 8/11/2033 (b)		6,227,000	6,207,811
Lloyds Banking Group PLC 5.087% 11/26/2028 (b)		5,700,000	5,751,635
Lloyds Banking Group PLC 5.985% 8/7/2027 (b)		4,700,000	4,713,710
Lloyds Banking Group PLC 7.953% 11/15/2033 (b)		6,196,000	7,049,132
NatWest Group PLC 1.642% 6/14/2027 (b)		1,207,000	1,205,648
NatWest Group PLC 3.073% 5/22/2028 (b)		9,914,000	9,786,140
NatWest Group PLC 3.632% 9/3/2034 (b)(p)	EUR	1,150,000	1,333,904
NatWest Group PLC 4.892% 5/18/2029 (b)		7,000,000	7,040,817
NatWest Group PLC 4.964% 8/15/2030 (b)		8,200,000	8,259,293
NatWest Group PLC 5.115% 5/23/2031 (b)		9,410,000	9,497,663
NatWest Group PLC 5.808% 9/13/2029 (b)		30,000,000	30,760,678
NatWest Group PLC 7.416% 6/6/2033 (b)(p)	GBP	850,000	1,186,930
Standard Chartered PLC 3.864% 3/17/2033 (b)(p)	EUR	900,000	1,057,845
Standard Chartered PLC 3.934% 5/28/2032 (b)(p)	EUR	940,000	1,109,385
Standard Chartered PLC 4.299% 1/13/2030 (b)(n)		5,127,000	5,067,407
Standard Chartered PLC 5.005% 10/15/2030 (b)(n)		6,204,000	6,248,224
Standard Chartered PLC 5.545% 1/21/2029 (b)(n)		5,880,000	5,962,221
Virgin Money UK PLC 7.625% 8/23/2029 (b)(p)	GBP	930,000	1,322,252
			419,188,729
Consumer Finance - 0.0%
Motability Operations Group PLC 3.625% 1/22/2033 (p)	EUR	1,275,000	1,474,549
Financial Services - 0.1%
Nationwide Building Society 6.557% 10/18/2027 (b)(n)		6,000,000	6,047,785
Insurance - 0.0%
Admiral Group PLC 8.5% 1/6/2034 (p)	GBP	800,000	1,219,827
TOTAL FINANCIALS			427,930,890
Health Care - 0.0%
Health Care Providers & Services - 0.0%
180 Medical Inc 3.875% 10/15/2029 (n)		2,315,000	2,231,620
180 Medical Inc 5.3% 10/8/2035 (n)		3,926,000	3,818,152
TOTAL HEALTH CARE			6,049,772
Industrials - 0.0%
Aerospace & Defense - 0.0%
BAE Systems PLC 3.4% 4/15/2030 (n)		11,997,000	11,495,872
BAE Systems PLC 5.25% 3/26/2031 (n)		7,319,000	7,487,132
BAE Systems PLC 5.3% 3/26/2034 (n)		11,900,000	12,144,585
BAE Systems PLC 5.5% 3/26/2054 (n)		1,703,000	1,684,713
			32,812,302
Ground Transportation - 0.0%
Mobico Group PLC 4.875% 9/26/2031 (p)	EUR	1,300,000	1,145,592
Passenger Airlines - 0.0%
British Airways 2021-1 Class A Pass Through Trust equipment trust certificate 2.9% 9/15/2036 (n)		1,113,741	1,018,261
Transportation Infrastructure - 0.0%
Heathrow Funding Ltd 6% 3/5/2032 (p)	GBP	1,250,000	1,696,208
TOTAL INDUSTRIALS			36,672,363
Real Estate - 0.0%
Office REITs - 0.0%
Great Portland Estates PLC 5.375% 9/25/2031 (p)	GBP	500,000	671,421
Real Estate Management & Development - 0.0%
Titanium Ruth Holdco Ltd 0.95% 6/2/2026 (p)	EUR	1,300,000	1,516,320
TOTAL REAL ESTATE			2,187,741
Utilities - 0.0%
Electric Utilities - 0.0%
London Power Networks PLC 3.837% 6/11/2037 (p)	EUR	750,000	864,193
NGG Finance PLC 2.125% 9/5/2082 (b)(p)	EUR	1,960,000	2,251,346
Scottish Hydro Electric Transmission PLC 3.375% 9/4/2032 (p)	EUR	1,050,000	1,214,111
			4,329,650
Independent Power and Renewable Electricity Producers - 0.0%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (n)		1,405,000	1,396,854
ContourGlobal Power Holdings SA 6.75% 2/28/2030 (n)		510,000	521,634
			1,918,488
Water Utilities - 0.0%
Anglian Water Osprey Financing PLC 6.375% 8/18/2033 (p)	GBP	500,000	652,662
Anglian Water Services Financing PLC 5.875% 6/20/2031 (p)	GBP	990,000	1,351,903
Anglian Water Services Financing PLC 6.25% 9/12/2044 (p)	GBP	450,000	566,508
Anglian Water Services Financing PLC 6.293% 7/30/2030 (p)	GBP	1,000,000	1,388,094
Northumbrian Water Finance PLC 5.375% 7/22/2032 (p)	GBP	700,000	930,380
Northumbrian Water Finance PLC 5.625% 4/29/2033 (p)	GBP	1,145,000	1,528,897
Severn Trent Utilities Finance PLC 3.875% 8/4/2035 (p)	EUR	1,400,000	1,620,306
South West Water Finance PLC 5.25% 9/15/2031 (p)	GBP	1,025,000	1,366,588
South West Water Finance PLC 5.75% 12/11/2032 (p)	GBP	225,000	305,826
SW Finance I PLC 6.875% 8/7/2032 (p)	GBP	1,200,000	1,648,008
SW Finance I PLC 7.375% 12/12/2041 (p)	GBP	631,000	840,425
Wessex Water Services Finance PLC 6.125% 9/19/2034 (p)	GBP	850,000	1,148,623
Yorkshire Water Finance PLC 5.5% 4/28/2035 (p)	GBP	759,000	971,662
Yorkshire Water Finance PLC 6% 7/22/2033 (p)	GBP	850,000	1,144,487
			15,464,369
TOTAL UTILITIES			21,712,507
TOTAL UNITED KINGDOM			584,765,367
UNITED STATES - 9.9%
Communication Services - 0.8%
Diversified Telecommunication Services - 0.3%
APLD ComputeCo 2 LLC 6.75% 3/15/2031 (n)		565,000	569,482
APLD ComputeCo LLC 9.25% 12/15/2030 (n)		2,080,000	2,245,231
AT&T Inc 1.65% 2/1/2028		2,253,000	2,155,574
AT&T Inc 2.25% 2/1/2032		8,095,000	7,073,231
AT&T Inc 2.55% 12/1/2033		18,825,000	15,950,892
AT&T Inc 2.75% 6/1/2031		7,200,000	6,570,801
AT&T Inc 3.55% 9/15/2055		11,426,000	7,470,385
AT&T Inc 3.65% 9/15/2059		2,396,000	1,563,885
AT&T Inc 3.8% 12/1/2057		10,190,000	6,924,017
AT&T Inc 4.3% 2/15/2030		5,127,000	5,080,751
AT&T Inc 4.4% 4/30/2031		11,249,000	11,115,241
AT&T Inc 4.5% 5/15/2035		2,388,000	2,265,991
AT&T Inc 4.75% 4/30/2033		19,000,000	18,768,158
AT&T Inc 4.75% 5/15/2046		41,310,000	35,107,507
AT&T Inc 5.4% 2/15/2034		5,000,000	5,109,437
AT&T Inc 5.85% 4/30/2046		9,800,000	9,569,926
AT&T Inc 6% 4/30/2056		14,000,000	13,726,097
Black Pearl Compute LLC 6.125% 2/15/2031 (n)		418,000	425,278
Cipher Compute LLC 7.125% 11/15/2030 (n)		320,000	333,584
Comcast Corp 2.937% 11/1/2056		1,612,000	904,059
Comcast Corp 2.987% 11/1/2063		6,248,000	3,349,376
Comcast Corp 3.75% 4/1/2040		1,000,000	813,261
Comcast Corp 3.999% 11/1/2049		889,000	650,212
Comcast Corp 5.65% 6/1/2054		15,000,000	13,822,969
Comcast Corp 6.05% 5/15/2055		24,500,000	24,201,631
Core Scientific Finance I LLC 7.75% 5/15/2031 (n)		2,230,000	2,280,535
Edged Compute LLC 7.5% 4/30/2031 (n)		1,480,000	1,483,821
Flash Compute LLC 7.25% 12/31/2030 (n)		885,000	912,376
HUT 8 DC LLC 6.192% 11/15/2042 (n)		18,641,000	18,863,359
Level 3 Financing Inc 6.875% 6/30/2033 (n)		1,245,000	1,282,390
Level 3 Financing Inc 7% 3/31/2034 (n)		95,000	98,466
Meridian Arc Holdco LLC 6.25% 4/30/2031 (n)		1,160,000	1,165,965
PR RNO Property Owner 1 LLC 6.5% 5/1/2031 (n)		2,435,000	2,438,336
SV RNO Property Owner 1 LLC 5.875% 3/1/2031 (n)		1,110,000	1,096,065
Uniti Services LLC 7.5% 10/15/2033 (n)		360,000	378,864
Verizon Communications Inc 2.1% 3/22/2028		2,703,000	2,600,996
Verizon Communications Inc 2.355% 3/15/2032		11,895,000	10,445,526
Verizon Communications Inc 2.55% 3/21/2031		3,016,000	2,750,226
Verizon Communications Inc 3% 11/20/2060		5,215,000	3,040,103
Verizon Communications Inc 3.7% 3/22/2061		3,473,000	2,356,575
Verizon Communications Inc 4.4% 11/1/2034		8,120,000	7,742,976
Verizon Communications Inc 4.75% 1/15/2033		7,832,000	7,758,662
Verizon Communications Inc 4.862% 8/21/2046		5,000,000	4,405,169
Verizon Communications Inc 5.401% 7/2/2037		427,000	429,017
Verizon Communications Inc 5.875% 11/30/2055		22,080,000	21,728,927
Verizon Communications Inc 6% 11/30/2065		4,000,000	3,938,638
WULF Compute LLC 7.75% 10/15/2030 (n)		1,430,000	1,502,587
			294,466,555
Entertainment - 0.0%
OAK-Eagle Acquireco Inc 7.25% 7/1/2033 (n)		630,000	656,993
OAK-Eagle Acquireco Inc 8.75% 7/1/2034 (n)		180,000	190,232
ROBLOX Corp 3.875% 5/1/2030 (n)		905,000	854,284
Walt Disney Co/The 6.65% 11/15/2037		5,862,000	6,608,618
			8,310,127
Interactive Media & Services - 0.2%
Alphabet Inc 3.375% 5/6/2037	EUR	290,000	326,099
Alphabet Inc 3.875% 5/6/2045	EUR	300,000	329,616
Alphabet Inc 4% 5/6/2054	EUR	300,000	322,291
Alphabet Inc 5.45% 11/15/2055		15,350,000	14,823,933
Alphabet Inc 5.65% 2/15/2056		11,000,000	10,935,102
Alphabet Inc 5.7% 11/15/2075		15,500,000	15,150,553
Meta Platforms Inc 4.2% 11/15/2030		11,286,000	11,141,117
Meta Platforms Inc 4.55% 5/15/2031		3,500,000	3,487,691
Meta Platforms Inc 4.6% 11/15/2032		12,207,000	12,056,145
Meta Platforms Inc 4.875% 11/15/2035		15,550,000	15,193,311
Meta Platforms Inc 4.875% 5/15/2033		16,643,000	16,595,212
Meta Platforms Inc 5.25% 5/15/2036		12,431,000	12,420,488
Meta Platforms Inc 5.5% 11/15/2045		8,850,000	8,307,275
Meta Platforms Inc 5.625% 11/15/2055		8,850,000	8,160,502
Meta Platforms Inc 5.75% 11/15/2065		8,850,000	8,109,831
Meta Platforms Inc 6.3% 5/15/2056		12,000,000	12,108,129
Snap Inc 6.875% 3/15/2034 (n)		445,000	438,060
			149,905,355
Media - 0.3%
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 5/1/2032		2,150,000	1,886,482
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 8/15/2030 (n)		9,055,000	8,427,115
CCO Holdings LLC / CCO Holdings Capital Corp 5% 2/1/2028 (n)		2,951,000	2,921,889
CCO Holdings LLC / CCO Holdings Capital Corp 7% 2/1/2033 (n)		920,000	899,295
Charter Communications Operating LLC / Charter Communications Operating Capital 2.3% 2/1/2032		16,509,000	14,064,577
Charter Communications Operating LLC / Charter Communications Operating Capital 2.8% 4/1/2031		25,100,000	22,426,594
Charter Communications Operating LLC / Charter Communications Operating Capital 3.75% 2/15/2028		7,200,000	7,076,476
Charter Communications Operating LLC / Charter Communications Operating Capital 4.2% 3/15/2028		1,724,000	1,705,740
Charter Communications Operating LLC / Charter Communications Operating Capital 4.4% 12/1/2061		18,290,000	11,711,340
Charter Communications Operating LLC / Charter Communications Operating Capital 4.8% 3/1/2050		3,644,000	2,703,846
Charter Communications Operating LLC / Charter Communications Operating Capital 5.05% 3/30/2029		10,046,000	10,041,616
Charter Communications Operating LLC / Charter Communications Operating Capital 5.25% 4/1/2053		12,482,000	9,741,496
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047		52,170,000	42,087,442
Charter Communications Operating LLC / Charter Communications Operating Capital 5.5% 4/1/2063		2,304,000	1,767,492
Charter Communications Operating LLC / Charter Communications Operating Capital 5.75% 4/1/2048		1,898,000	1,596,668
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029		17,861,000	18,376,993
Charter Communications Operating LLC / Charter Communications Operating Capital 6.484% 10/23/2045		4,300,000	3,974,687
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034		12,270,000	12,589,048
Charter Communications Operating LLC / Charter Communications Operating Capital 6.7% 12/1/2055		5,000,000	4,733,589
Discovery Communications LLC 3.95% 3/20/2028		6,489,000	6,447,341
Discovery Global Holdings Inc 3.755% 3/15/2027		1,531,000	1,520,161
Discovery Global Holdings Inc 5.05% 3/15/2042		1,015,000	742,218
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (b)		1,405,000	1,435,116
Nexstar Media Inc 6.5% 9/15/2033 (n)		1,095,000	1,103,725
Nexstar Media Inc 7.25% 4/15/2034 (n)		220,000	221,384
Paramount Global 6.875% 4/30/2036		450,000	416,254
Sirius XM Radio LLC 4.125% 7/1/2030 (n)		10,000,000	9,426,933
Sirius XM Radio LLC 5% 8/1/2027 (n)		537,000	536,195
Sirius XM Radio LLC 5.5% 7/1/2029 (n)		340,000	338,670
Time Warner Cable LLC 4.5% 9/15/2042		2,302,000	1,740,926
Time Warner Cable LLC 5.5% 9/1/2041		23,879,000	20,603,931
Time Warner Cable LLC 5.875% 11/15/2040		12,748,000	11,461,951
Time Warner Cable LLC 6.55% 5/1/2037		7,048,000	7,040,075
Time Warner Cable LLC 6.75% 6/15/2039		3,974,000	3,946,280
Time Warner Cable LLC 7.3% 7/1/2038		8,091,000	8,432,223
Univision Communications Inc 8.5% 7/31/2031 (n)		720,000	724,845
Univision Communications Inc 8.875% 4/15/2033 (n)		345,000	343,684
			255,214,297
Wireless Telecommunication Services - 0.0%
T-Mobile USA Inc 2.4% 3/15/2029		1,208,000	1,142,356
T-Mobile USA Inc 2.7% 3/15/2032		13,401,000	11,946,286
T-Mobile USA Inc 3.75% 4/15/2027		10,840,000	10,797,360
T-Mobile USA Inc 3.875% 4/15/2030		22,430,000	21,826,480
T-Mobile USA Inc 4.95% 11/15/2035		20,360,000	19,993,621
T-Mobile USA Inc 5.65% 1/15/2053		2,491,000	2,373,367
			68,079,470
TOTAL COMMUNICATION SERVICES			775,975,804
Consumer Discretionary - 0.4%
Automobile Components - 0.0%
American Axle & Manufacturing Inc 6.375% 10/15/2032 (n)		275,000	276,024
American Axle & Manufacturing Inc 7.75% 10/15/2033 (n)		515,000	516,422
Clarios Global LP / Clarios US Finance Co 6.75% 9/15/2032 (n)		180,000	184,382
Clarios Global LP / Clarios US Finance Co 6.75% 5/15/2028 (n)		390,000	397,171
Cyprium Corp / Cyprium Holdings Luxembourg Sarl 6.125% 4/15/2031 (n)		925,000	925,319
Cyprium Corp / Cyprium Holdings Luxembourg Sarl 6.375% 4/15/2034 (n)		555,000	553,866
Patrick Industries Inc 6.375% 11/1/2032 (n)		700,000	699,161
			3,552,345
Automobiles - 0.1%
Ford Motor Co 3.25% 2/12/2032		6,850,000	6,078,347
General Motors Co 5% 4/1/2035		1,419,000	1,382,020
General Motors Co 5.2% 4/1/2045		1,619,000	1,439,612
General Motors Co 5.4% 4/1/2048		654,000	588,385
General Motors Co 5.6% 10/15/2032		3,114,000	3,213,791
General Motors Co 5.95% 4/1/2049		3,089,000	2,971,813
General Motors Financial Co Inc 2.35% 2/26/2027		1,414,000	1,393,526
General Motors Financial Co Inc 3.1% 1/12/2032		7,510,000	6,801,691
General Motors Financial Co Inc 4.2% 10/27/2028		4,022,000	3,992,075
General Motors Financial Co Inc 4.3% 4/6/2029		6,975,000	6,903,249
General Motors Financial Co Inc 4.6% 1/8/2031		11,050,000	10,942,624
General Motors Financial Co Inc 5.4% 5/8/2027		12,300,000	12,423,461
General Motors Financial Co Inc 5.45% 7/15/2030		6,800,000	6,963,564
General Motors Financial Co Inc 5.55% 7/15/2029		8,500,000	8,699,588
General Motors Financial Co Inc 5.85% 4/6/2030		10,453,000	10,839,450
General Motors Financial Co Inc 6% 1/9/2028		1,900,000	1,939,976
General Motors Financial Co Inc 6.4% 1/9/2033		5,000,000	5,337,475
Nissan Motor Acceptance Co LLC 2.45% 9/15/2028 (n)		60,000	55,876
Nissan Motor Acceptance Co LLC 5.55% 9/13/2029 (n)		95,000	93,066
Nissan Motor Acceptance Co LLC 6.125% 9/30/2030 (n)		550,000	543,195
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC 10% 1/15/2031 (n)		495,000	488,028
Stellantis Finance US Inc 2.691% 9/15/2031 (n)		11,641,000	10,035,950
Stellantis Finance US Inc 5.75% 3/18/2030 (n)		9,868,000	9,912,634
Thor Industries Inc 4% 10/15/2029 (n)		560,000	529,566
			113,568,962
Broadline Retail - 0.1%
Amazon.com Inc 3.7% 3/16/2035	EUR	1,300,000	1,523,128
Amazon.com Inc 4.875% 3/13/2036		17,251,000	17,043,527
Amazon.com Inc 5.65% 3/13/2046		11,800,000	11,784,203
Amazon.com Inc 5.8% 3/13/2056		6,667,000	6,673,362
Amazon.com Inc 5.95% 3/13/2066		12,050,000	12,140,458
Macy's Retail Holdings LLC 7.375% 8/1/2033 (n)		275,000	287,108
Match Group Holdings II LLC 3.625% 10/1/2031 (n)		395,000	353,739
Match Group Holdings II LLC 4.125% 8/1/2030 (n)		450,000	423,549
Nordstrom Inc 4.375% 4/1/2030		345,000	329,833
Wayfair LLC 6.75% 11/15/2032 (n)		230,000	233,639
Wayfair LLC 7.125% 5/31/2034 (n)		130,000	132,462
Wayfair LLC 7.25% 10/31/2029 (n)		335,000	344,683
Wayfair LLC 7.75% 9/15/2030 (n)		1,100,000	1,145,109
			52,414,800
Diversified Consumer Services - 0.0%
Massachusetts Institute of Technology 3.885% 7/1/2116		4,116,000	2,751,392
Service Corp International/US 4% 5/15/2031		565,000	531,195
Service Corp International/US 5.125% 6/1/2029		875,000	873,960
Service Corp International/US 5.75% 10/15/2032		695,000	700,643
TKC Holdings Inc 12% 2/15/2031 (n)		180,000	187,392
TKC Holdings Inc 8.5% 8/15/2030 (n)		660,000	674,876
			5,719,458
Hotels, Restaurants & Leisure - 0.1%
Acushnet Co 5.625% 12/1/2033 (n)		275,000	272,849
Airbnb Inc 4.4% 3/16/2029		16,850,000	16,820,354
Airbnb Inc 4.65% 3/16/2031		10,124,000	10,123,884
Aramark Services Inc 5% 2/1/2028 (n)		975,000	973,462
Caesars Entertainment Inc 6.5% 2/15/2032 (n)		315,000	307,114
Carnival Corp Ltd 5.75% 3/15/2030 (n)		345,000	348,471
Carnival Corp Ltd 5.75% 8/1/2032 (n)		280,000	282,851
Carnival Corp Ltd 5.875% 6/15/2031 (n)		685,000	695,596
Carnival Corp Ltd 6.125% 2/15/2033 (n)		3,435,000	3,478,927
Churchill Downs Inc 6.75% 5/1/2031 (n)		685,000	699,332
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.75% 1/15/2030 (n)		735,000	717,103
Hilton Domestic Operating Co Inc 3.625% 2/15/2032 (n)		560,000	514,062
Hilton Domestic Operating Co Inc 4% 5/1/2031 (n)		1,160,000	1,099,796
Hilton Domestic Operating Co Inc 5.5% 3/31/2034 (n)		300,000	298,632
Hilton Domestic Operating Co Inc 5.5% 9/15/2031 (n)		735,000	739,258
Hilton Domestic Operating Co Inc 5.75% 9/15/2033 (n)		1,055,000	1,064,343
Hilton Domestic Operating Co Inc 5.875% 4/1/2029 (n)		425,000	431,506
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 5% 6/1/2029 (n)		370,000	359,960
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 6.625% 1/15/2032 (n)		830,000	844,032
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp 4.875% 4/1/2027		139,000	138,950
Life Time Inc 6% 11/15/2031 (n)		775,000	786,227
McDonald's Corp 3.5% 5/21/2032 (p)	EUR	1,225,000	1,427,255
Royal Caribbean Cruises Ltd 5.625% 9/30/2031 (n)		765,000	771,713
Royal Caribbean Cruises Ltd 6% 2/1/2033 (n)		440,000	446,062
Royal Caribbean Cruises Ltd 6.25% 3/15/2032 (n)		350,000	357,495
Viking Cruises Ltd 5.875% 10/15/2033 (n)		895,000	896,792
Wyndham Hotels & Resorts Inc 4.375% 8/15/2028 (n)		720,000	709,939
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 6.25% 3/15/2033 (n)		385,000	386,366
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 7.125% 2/15/2031 (n)		425,000	448,919
Yum! Brands Inc 3.625% 3/15/2031		3,018,000	2,806,941
			49,248,191
Household Durables - 0.0%
Century Communities Inc 3.875% 8/15/2029 (n)		380,000	358,805
Century Communities Inc 6.625% 9/15/2033 (n)		355,000	352,032
LGI Homes Inc 4% 7/15/2029 (n)		80,000	73,152
LGI Homes Inc 7% 11/15/2032 (n)		1,150,000	1,109,391
Somnigroup International Inc 3.875% 10/15/2031 (n)		745,000	681,990
Somnigroup International Inc 4% 4/15/2029 (n)		500,000	480,599
Toll Brothers Finance Corp 4.875% 3/15/2027		739,000	740,580
TopBuild Corp 4.125% 2/15/2032 (n)		110,000	110,775
TopBuild Corp 5.625% 1/31/2034 (n)		145,000	146,407
Whirlpool Corp 6.125% 6/15/2030		195,000	183,416
Whirlpool Corp 6.5% 6/15/2033		745,000	676,153
			4,913,300
Leisure Products - 0.0%
Brunswick Corp/DE 5.85% 3/18/2029		10,500,000	10,771,111
Specialty Retail - 0.1%
Advance Auto Parts Inc 1.75% 10/1/2027		3,120,000	2,987,067
Advance Auto Parts Inc 5.95% 3/9/2028		5,301,000	5,364,437
Asbury Automotive Group Inc 4.625% 11/15/2029 (n)		150,000	145,686
Asbury Automotive Group Inc 5% 2/15/2032 (n)		665,000	634,844
AutoNation Inc 1.95% 8/1/2028		7,691,000	7,260,108
AutoNation Inc 2.4% 8/1/2031		23,196,000	20,420,350
AutoNation Inc 4.75% 6/1/2030		1,430,000	1,424,123
AutoZone Inc 4% 4/15/2030		19,121,000	18,685,912
AutoZone Inc 5.165% 6/15/2030		1,476,000	1,500,065
AutoZone Inc 6.25% 11/1/2028		8,000,000	8,310,247
Bath & Body Works Inc 6.625% 10/1/2030 (n)		600,000	610,594
Bath & Body Works Inc 6.875% 11/1/2035		365,000	365,180
Group 1 Automotive Inc 6.375% 1/15/2030 (n)		1,030,000	1,047,186
Home Depot Inc/The 4.95% 6/25/2034		15,500,000	15,573,440
Home Depot Inc/The 5.95% 4/1/2041		527,000	559,202
LBM Acquisition LLC 9.5% 6/15/2031 (n)		335,000	280,496
Lowe's Cos Inc 1.7% 9/15/2028		1,724,000	1,623,015
Lowe's Cos Inc 3% 10/15/2050		7,286,000	4,590,853
Lowe's Cos Inc 3.75% 4/1/2032		19,417,000	18,407,467
Lowe's Cos Inc 5.625% 4/15/2053		4,017,000	3,861,501
O'Reilly Automotive Inc 4.2% 4/1/2030		193,000	190,131
O'Reilly Automotive Inc 5.1% 3/12/2036		6,422,000	6,355,883
			120,197,787
Textiles, Apparel & Luxury Goods - 0.0%
Levi Strauss & Co 3.5% 3/1/2031 (n)		470,000	432,683
Ralph Lauren Corp 5% 6/15/2032		7,300,000	7,395,610
Tapestry Inc 3.05% 3/15/2032		45,138,000	40,848,978
			48,677,271
TOTAL CONSUMER DISCRETIONARY			409,063,225
Consumer Staples - 0.2%
Beverages - 0.0%
Constellation Brands Inc 2.875% 5/1/2030		5,370,000	5,034,433
Consumer Staples Distribution & Retail - 0.1%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.5% 3/15/2029 (n)		1,200,000	1,144,874
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.875% 2/15/2030 (n)		485,000	472,354
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 5.5% 3/31/2031 (n)		320,000	315,089
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 5.75% 3/31/2034 (n)		255,000	245,656
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.5% 2/15/2028 (n)		745,000	753,025
Albertsons Cos Inc 5.625% 3/31/2032 (n)		340,000	331,949
Dollar General Corp 3.5% 4/3/2030		6,956,000	6,629,961
Dollar Tree Inc 2.65% 12/1/2031		7,473,000	6,680,089
Dollar Tree Inc 4.2% 5/15/2028		3,971,000	3,947,172
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 7.125% 4/30/2033 (n)		110,000	111,468
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (n)		420,000	438,647
Mars Inc 4.8% 3/1/2030 (n)		15,997,000	16,111,612
Mars Inc 5% 3/1/2032 (n)		13,403,000	13,543,479
Mars Inc 5.2% 3/1/2035 (n)		36,002,000	36,244,370
Mars Inc 5.65% 5/1/2045 (n)		1,556,000	1,542,890
Mars Inc 5.7% 5/1/2055 (n)		3,104,000	3,061,973
Mars Inc 5.8% 5/1/2065 (n)		388,000	385,158
Performance Food Group Inc 4.25% 8/1/2029 (n)		715,000	692,735
Performance Food Group Inc 5.625% 3/1/2034 (n)		425,000	415,306
Performance Food Group Inc 6.125% 9/15/2032 (n)		1,030,000	1,041,336
US Foods Inc 4.625% 6/1/2030 (n)		110,000	106,924
US Foods Inc 5.75% 4/15/2033 (n)		1,510,000	1,507,844
US Foods Inc 7.25% 1/15/2032 (n)		475,000	493,632
			96,217,543
Food Products - 0.1%
Bunge Ltd Finance Corp 4.8% 3/19/2033		12,765,000	12,709,278
Bunge Ltd Finance Corp 4.9% 4/21/2027		8,282,000	8,329,684
Bunge Ltd Finance Corp 5.15% 3/19/2036		16,700,000	16,645,876
Conagra Brands Inc 5% 8/1/2030		6,500,000	6,492,760
Darling Ingredients Inc 5.25% 4/15/2027 (n)		345,000	345,057
Darling Ingredients Inc 6% 6/15/2030 (n)		690,000	696,696
Fiesta Purchaser Inc 7.875% 3/1/2031 (n)		335,000	336,855
Fiesta Purchaser Inc 9.625% 9/15/2032 (n)		645,000	647,792
J&F Luxembourg Finance SARL 8% 4/23/2033 (n)		1,365,000	1,344,688
JBS NV/JBS USA Foods Group Holdings Inc/JBS USA Food Co Holdings 3% 5/15/2032		7,874,000	7,001,960
Lamb Weston Holdings Inc 4.375% 1/31/2032 (n)		970,000	907,580
Lamb Weston Holdings Inc 4.875% 5/15/2028 (n)		350,000	347,573
Pilgrim's Pride Corp 3.5% 3/1/2032		890,000	809,081
Pilgrim's Pride Corp 4.25% 4/15/2031		400,000	383,634
Post Holdings Inc 4.625% 4/15/2030 (n)		440,000	428,037
Post Holdings Inc 6.25% 2/15/2032 (n)		435,000	441,912
Smithfield Foods Inc 3% 10/15/2030 (n)		1,317,000	1,200,925
			59,069,388
Household Products - 0.0%
Resideo Funding Inc 6.5% 7/15/2032 (n)		205,000	206,099
Personal Care Products - 0.0%
BellRing Brands Inc 7% 3/15/2030 (n)		670,000	664,926
Tobacco - 0.0%
Philip Morris International Inc 3.25% 6/6/2032	EUR	2,575,000	2,960,448
Philip Morris International Inc 4% 10/29/2030		11,100,000	10,866,294
Philip Morris International Inc 4.25% 10/29/2032		11,080,000	10,758,797
Philip Morris International Inc 4.375% 11/15/2041		1,174,000	1,030,395
Philip Morris International Inc 5.125% 2/13/2031		5,200,000	5,314,032
Philip Morris International Inc 5.125% 2/15/2030		6,162,000	6,278,778
Philip Morris International Inc 5.75% 11/17/2032		5,790,000	6,077,566
			43,286,310
TOTAL CONSUMER STAPLES			204,478,699
Energy - 0.8%
Energy Equipment & Services - 0.0%
Archrock Partners LP / Archrock Partners Finance Corp 6.625% 9/1/2032 (n)		855,000	875,298
Archrock Services LP / Archrock Partners Finance Corp 6% 2/1/2034 (n)		370,000	370,142
Kodiak Gas Services LLC 5.875% 4/1/2031 (n)		330,000	332,011
Kodiak Gas Services LLC 6.5% 10/1/2033 (n)		290,000	295,129
Kodiak Gas Services LLC 6.75% 10/1/2035 (n)		425,000	436,791
SESI LLC 7.875% 9/30/2030 (n)		390,000	402,580
Transocean International Ltd 7.875% 10/15/2032 (n)		70,000	74,685
Transocean International Ltd 8.25% 5/15/2029 (n)		730,000	758,136
USA Compression Partners LP / USA Compression Finance Corp 6.25% 10/1/2033 (n)		402,000	403,529
Valaris Ltd 8.375% 4/30/2030 (n)		275,000	286,412
WBI Operating LLC 6.25% 10/15/2030 (n)		465,000	468,966
WBI Operating LLC 6.5% 10/15/2033 (n)		465,000	470,934
			5,174,613
Oil, Gas & Consumable Fuels - 0.8%
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 10/15/2033 (n)		465,000	460,114
California Resources Corp 7% 1/15/2034 (n)		365,000	367,946
California Resources Corp 8.25% 6/15/2029 (n)		315,000	328,645
Cheniere Energy Inc 5.2% 7/30/2036 (n)		740,000	729,006
Cheniere Energy Partners LP 5.35% 11/30/2036 (h)(n)		9,268,000	9,268,742
Cheniere Energy Partners LP 6.05% 11/30/2056 (h)(n)		8,055,000	8,139,291
CNX Midstream Partners LP 4.75% 4/15/2030 (n)		635,000	613,057
CNX Resources Corp 5.875% 3/1/2034 (n)		395,000	388,834
CNX Resources Corp 7.25% 3/1/2032 (n)		665,000	687,305
Columbia Pipelines Holding Co LLC 4.999% 11/17/2032 (n)		11,933,000	11,859,512
Columbia Pipelines Holding Co LLC 5.097% 10/1/2031 (n)		8,090,000	8,136,243
Columbia Pipelines Holding Co LLC 6.042% 8/15/2028 (n)		5,000,000	5,141,006
Columbia Pipelines Operating Co LLC 5.507% 5/15/2036 (n)		15,000,000	15,155,758
Columbia Pipelines Operating Co LLC 5.695% 10/1/2054 (n)		5,090,000	4,832,030
Columbia Pipelines Operating Co LLC 5.927% 8/15/2030 (n)		8,337,000	8,685,671
Columbia Pipelines Operating Co LLC 5.962% 2/15/2055 (n)		7,300,000	7,214,873
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (n)		11,691,000	12,349,729
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (n)		10,495,000	11,185,998
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (n)		6,291,000	6,696,604
Columbia Pipelines Operating Co LLC 6.714% 8/15/2063 (n)		3,766,000	4,105,019
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/2031 (n)		455,000	447,981
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/2033 (n)		1,010,000	1,070,539
CVR Energy Inc 7.5% 2/15/2031 (n)		1,125,000	1,137,642
DBR Land Holdings LLC 6.25% 12/1/2030 (n)		425,000	431,608
DCP Midstream Operating LP 5.125% 5/15/2029		8,391,000	8,511,913
DCP Midstream Operating LP 5.6% 4/1/2044		2,894,000	2,765,777
DCP Midstream Operating LP 6.75% 9/15/2037 (n)		1,198,000	1,306,222
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.375% 6/30/2033 (n)		125,000	129,067
Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625% 3/15/2029 (n)		631,000	656,906
Eastern Gas Transmission & Storage Inc 3% 11/15/2029		6,572,000	6,220,165
Eastern Gas Transmission & Storage Inc 3.9% 11/15/2049		4,359,000	3,205,882
Energy Transfer LP 3.75% 5/15/2030		40,278,000	38,913,956
Energy Transfer LP 4.55% 1/15/2031		4,964,000	4,918,379
Energy Transfer LP 4.95% 6/15/2028		3,824,000	3,854,634
Energy Transfer LP 5% 5/15/2050		16,985,000	14,464,119
Energy Transfer LP 5.25% 4/15/2029		2,564,000	2,608,853
Energy Transfer LP 5.25% 7/1/2029		5,392,000	5,493,234
Energy Transfer LP 5.4% 10/1/2047		1,092,000	993,386
Energy Transfer LP 5.6% 9/1/2034		2,230,000	2,283,295
Energy Transfer LP 5.75% 2/15/2033		7,491,000	7,799,009
Energy Transfer LP 5.8% 6/15/2038		2,595,000	2,649,047
Energy Transfer LP 6% 6/15/2048		201,000	195,873
Energy Transfer LP 6.5% 2/15/2056 (b)		650,000	655,363
Energy Transfer LP 6.75% 2/15/2056 (b)		180,000	183,383
EQT Corp 3.625% 5/15/2031 (n)		5,400,000	5,079,759
EQT Corp 3.9% 10/1/2027		300,000	298,092
EQT Corp 5.7% 4/1/2028		2,186,000	2,231,038
EQT Corp 5.75% 2/1/2034		23,624,000	24,412,244
Florida Gas Transmission Co LLC 5.75% 7/15/2035 (n)		13,350,000	13,782,171
Global Partners LP / GLP Finance Corp 7.125% 7/1/2033 (n)		155,000	157,592
Gulfstream Natural Gas System LLC 5.6% 7/23/2035 (n)		8,514,000	8,690,125
Harvest Midstream I LP 6.75% 5/15/2034 (n)		515,000	528,735
Harvest Midstream I LP 7.5% 5/15/2032 (n)		1,005,000	1,044,230
Hess Corp 4.3% 4/1/2027		8,399,000	8,405,994
Hess Corp 5.6% 2/15/2041		4,709,000	4,806,841
Hess Corp 5.8% 4/1/2047		11,931,000	12,196,386
Hess Corp 7.125% 3/15/2033		1,403,000	1,591,419
Hess Corp 7.3% 8/15/2031		3,686,000	4,136,580
Hess Corp 7.875% 10/1/2029		8,241,000	9,116,450
Hess Midstream Operations LP 5.5% 10/15/2030 (n)		1,045,000	1,043,637
Hess Midstream Operations LP 6.5% 6/1/2029 (n)		1,145,000	1,174,335
Hilcorp Energy I LP / Hilcorp Finance Co 6% 2/1/2031 (n)		145,000	142,878
Hilcorp Energy I LP / Hilcorp Finance Co 6% 4/15/2030 (n)		470,000	467,274
Hilcorp Energy I LP / Hilcorp Finance Co 8.375% 11/1/2033 (n)		170,000	180,814
Howard Midstream Energy Partners LLC 6.625% 1/15/2034 (n)		400,000	404,705
Howard Midstream Energy Partners LLC 7.375% 7/15/2032 (n)		505,000	522,001
Kinder Morgan Inc 3.6% 2/15/2051		26,000,000	18,362,691
Kinetik Holdings LP 5.875% 6/15/2030 (n)		375,000	376,878
Kinetik Holdings LP 6.625% 12/15/2028 (n)		925,000	944,572
Matador Resources Co 6% 4/15/2034 (n)		185,000	182,792
Matador Resources Co 6.25% 4/15/2033 (n)		600,000	603,313
Matador Resources Co 6.5% 4/15/2032 (n)		620,000	628,272
MPLX LP 4% 3/15/2028		3,724,000	3,695,942
MPLX LP 4.8% 2/15/2029		1,376,000	1,384,135
MPLX LP 5% 3/1/2033		7,000,000	6,987,305
MPLX LP 5.5% 2/15/2049		4,129,000	3,806,836
Murphy Oil USA Inc 3.75% 2/15/2031 (n)		955,000	889,861
Murphy Oil USA Inc 5.875% 6/1/2034 (n)		520,000	521,878
Northern Oil & Gas Inc 7.875% 10/15/2033 (n)		635,000	644,547
Northern Oil & Gas Inc 8.75% 6/15/2031 (n)		510,000	528,915
Occidental Petroleum Corp 5.375% 1/1/2032		17,200,000	17,668,528
Occidental Petroleum Corp 5.55% 10/1/2034		7,000,000	7,217,949
Occidental Petroleum Corp 6.45% 9/15/2036		4,300,000	4,669,611
Occidental Petroleum Corp 6.6% 3/15/2046		4,886,000	5,238,549
Occidental Petroleum Corp 7.5% 5/1/2031		6,280,000	7,001,453
ONEOK Inc 4.25% 9/24/2027		7,582,000	7,565,370
ONEOK Inc 4.4% 10/15/2029		8,121,000	8,066,202
ONEOK Inc 4.75% 10/15/2031		15,795,000	15,700,765
ONEOK Inc 5.65% 9/1/2034		10,746,000	11,022,823
Ovintiv Inc 5.15% 11/15/2041		4,009,000	3,460,099
Ovintiv Inc 7.375% 11/1/2031		648,000	719,683
Ovintiv Inc 8.125% 9/15/2030		2,895,000	3,247,670
Par Petroleum LLC 7.375% 6/1/2034 (n)		415,000	424,757
PBF Holding Co LLC / PBF Finance Corp 7.25% 6/1/2034 (n)		595,000	592,341
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (n)		1,320,000	1,351,802
PBF Holding Co LLC / PBF Finance Corp 9.875% 3/15/2030 (n)		550,000	588,018
Permian Resources Operating LLC 5.875% 7/1/2029 (n)		375,000	375,469
Permian Resources Operating LLC 6.25% 2/1/2033 (n)		255,000	261,983
Permian Resources Operating LLC 7% 1/15/2032 (n)		270,000	280,800
Plains All American Pipeline LP / PAA Finance Corp 3.55% 12/15/2029		10,415,000	10,059,626
Plains All American Pipeline LP / PAA Finance Corp 3.8% 9/15/2030		10,658,000	10,252,079
Plains All American Pipeline LP / PAA Finance Corp 4.7% 1/15/2031		8,697,000	8,650,205
Plains All American Pipeline LP / PAA Finance Corp 5.6% 1/15/2036		12,797,000	12,896,062
Plains All American Pipeline LP / PAA Finance Corp 5.7% 9/15/2034		17,170,000	17,612,218
Rockies Express Pipeline LLC 6.75% 3/15/2033 (n)		290,000	301,544
Rockies Express Pipeline LLC 6.875% 4/15/2040 (n)		90,000	92,036
Rockies Express Pipeline LLC 7.5% 7/15/2038 (n)		305,000	324,661
Sabine Pass Liquefaction LLC 4.5% 5/15/2030		14,626,000	14,533,471
Spectra Energy Partners LP 4.5% 3/15/2045		543,000	462,562
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029		290,000	284,200
Sunoco LP / Sunoco Finance Corp 5.875% 3/15/2028		1,130,000	1,132,704
Sunoco LP 5.375% 7/15/2031 (n)		590,000	587,127
Sunoco LP 5.625% 3/15/2031 (n)		535,000	535,674
Sunoco LP 5.625% 7/15/2034 (n)		740,000	728,843
Sunoco LP 5.875% 3/15/2034 (n)		355,000	352,879
Sunoco LP 6.25% 7/1/2033 (n)		170,000	172,878
Sunoco LP 6.625% 8/15/2032 (n)		950,000	969,956
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 12/31/2030 (n)		365,000	367,257
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 9/1/2031 (n)		230,000	230,043
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6.75% 3/15/2034 (n)		290,000	296,315
Targa Resources Corp 4.35% 1/15/2029		5,296,000	5,275,143
Targa Resources Corp 4.35% 4/15/2031		13,414,000	13,140,060
Targa Resources Corp 4.9% 9/15/2030		9,737,000	9,801,647
Targa Resources Corp 5.5% 2/15/2035		10,286,000	10,455,472
Targa Resources Corp 5.55% 8/15/2035		10,800,000	10,977,893
Targa Resources Corp 5.65% 2/15/2036		20,671,000	21,107,930
Transcontinental Gas Pipe Line Co LLC 3.25% 5/15/2030		279,000	264,908
Transcontinental Gas Pipe Line Co LLC 5.1% 3/15/2036		12,626,000	12,547,459
Venture Global Calcasieu Pass LLC 3.875% 11/1/2033 (n)		200,000	178,284
Venture Global Calcasieu Pass LLC 6% 5/1/2036 (n)		340,000	343,824
Venture Global Calcasieu Pass LLC 6.25% 1/15/2030 (n)		135,000	138,873
Venture Global LNG Inc 7% 1/15/2030 (n)		610,000	625,714
Venture Global LNG Inc 8.125% 6/1/2028 (n)		425,000	434,447
Venture Global Plaquemines LNG LLC 6.125% 12/15/2030 (n)		380,000	390,320
Venture Global Plaquemines LNG LLC 6.5% 1/15/2034 (n)		695,000	726,627
Venture Global Plaquemines LNG LLC 6.5% 6/15/2034 (n)		630,000	657,479
Venture Global Plaquemines LNG LLC 6.75% 1/15/2036 (n)		695,000	737,135
Venture Global Plaquemines LNG LLC 7.5% 5/1/2033 (n)		815,000	899,429
Venture Global Plaquemines LNG LLC 7.75% 5/1/2035 (n)		795,000	892,283
Western Gas Partners LP 4.05% 2/1/2030 (o)		20,164,000	19,608,266
Western Gas Partners LP 4.75% 8/15/2028		1,236,000	1,237,266
Western Gas Partners LP 4.8% 3/1/2031		1,556,000	1,545,148
Western Gas Partners LP 5.25% 2/1/2050 (o)		12,800,000	11,180,121
Western Gas Partners LP 5.3% 3/1/2048		2,900,000	2,535,044
Western Gas Partners LP 6.15% 4/1/2033		4,400,000	4,626,787
Western Gas Partners LP 6.35% 1/15/2029		11,247,000	11,687,028
Williams Cos Inc/The 2.6% 3/15/2031		7,660,000	6,946,904
Williams Cos Inc/The 3.5% 11/15/2030		18,113,000	17,237,825
Williams Cos Inc/The 4.625% 6/30/2030		9,576,000	9,567,905
Williams Cos Inc/The 4.65% 8/15/2032		22,370,000	22,121,988
Williams Cos Inc/The 4.8% 11/15/2029		8,200,000	8,265,191
Williams Cos Inc/The 5.1% 9/15/2045		9,765,000	8,971,848
Williams Cos Inc/The 5.3% 8/15/2052		5,092,000	4,664,240
Williams Cos Inc/The 5.3% 9/30/2035		8,000,000	8,014,462
Williams Cos Inc/The 5.75% 6/24/2044		2,747,000	2,720,711
			774,034,726
TOTAL ENERGY			779,209,339
Financials - 3.9%
Banks - 1.9%
Bank of America Corp 1.734% 7/22/2027 (b)		25,000,000	24,906,932
Bank of America Corp 1.898% 7/23/2031 (b)		6,975,000	6,232,617
Bank of America Corp 2.299% 7/21/2032 (b)		50,000,000	44,243,534
Bank of America Corp 2.496% 2/13/2031 (b)		10,724,000	9,925,761
Bank of America Corp 2.592% 4/29/2031 (b)		15,184,000	14,045,224
Bank of America Corp 2.884% 10/22/2030 (b)		8,000,000	7,569,137
Bank of America Corp 2.972% 2/4/2033 (b)		38,682,000	34,976,835
Bank of America Corp 3.194% 7/23/2030 (b)		10,561,000	10,118,931
Bank of America Corp 3.97% 3/5/2029 (b)		3,624,000	3,590,813
Bank of America Corp 3.974% 2/7/2030 (b)		2,345,000	2,307,459
Bank of America Corp 4.183% 11/25/2027		6,909,000	6,888,635
Bank of America Corp 4.25% 10/22/2026		40,217,000	40,237,045
Bank of America Corp 4.271% 7/23/2029 (b)		6,107,000	6,070,716
Bank of America Corp 4.376% 4/27/2028 (b)		3,650,000	3,648,794
Bank of America Corp 4.571% 4/27/2033 (b)		8,718,000	8,564,323
Bank of America Corp 4.623% 5/9/2029 (b)		38,563,000	38,654,401
Bank of America Corp 4.695% 4/23/2032 (b)		22,778,000	22,640,188
Bank of America Corp 4.948% 7/22/2028 (b)		5,000,000	5,031,731
Bank of America Corp 5.015% 7/22/2033 (b)		35,614,000	35,802,781
Bank of America Corp 5.045% 2/6/2037 (b)		16,100,000	15,871,281
Bank of America Corp 5.162% 1/24/2031 (b)		8,600,000	8,745,200
Bank of America Corp 5.288% 4/25/2034 (b)		17,000,000	17,272,167
Bank of America Corp 5.468% 1/23/2035 (b)		29,000,000	29,654,935
Bank of America Corp 5.819% 9/15/2029 (b)		19,000,000	19,510,836
Bank of America Corp 6.11% 1/29/2037		1,340,000	1,414,964
Citibank NA 5.803% 9/29/2028		8,000,000	8,270,289
Citigroup Inc 3.07% 2/24/2028 (b)		13,000,000	12,878,611
Citigroup Inc 4.075% 4/23/2029 (b)		4,606,000	4,572,217
Citigroup Inc 4.125% 7/25/2028		6,909,000	6,847,185
Citigroup Inc 4.296% 7/23/2036 (b)	EUR	600,000	702,395
Citigroup Inc 4.3% 11/20/2026		1,766,000	1,767,748
Citigroup Inc 4.412% 3/31/2031 (b)		50,228,000	49,671,953
Citigroup Inc 4.45% 9/29/2027		21,445,000	21,444,704
Citigroup Inc 4.786% 3/4/2029 (b)		4,400,000	4,420,337
Citigroup Inc 5.3% 5/6/2044		9,501,000	8,934,018
Citigroup Inc 6.174% 5/25/2034 (b)		14,215,000	14,878,245
Citigroup Inc 6.27% 11/17/2033 (b)		17,166,000	18,359,239
Citizens Financial Group Inc 2.638% 9/30/2032		11,627,000	10,047,929
Citizens Financial Group Inc 5.253% 3/5/2031 (b)		8,950,000	9,054,593
Citizens Financial Group Inc 5.718% 7/23/2032 (b)		15,200,000	15,614,730
Citizens Financial Group Inc 5.841% 1/23/2030 (b)		6,700,000	6,878,964
Citizens Financial Group Inc 6.645% 4/25/2035 (b)		12,968,000	13,993,642
Fifth Third Bancorp 8.25% 3/1/2038		2,155,000	2,613,556
First-Citizens Bank & Trust Co 6.125% 3/9/2028		18,337,000	18,763,416
Huntington Bancshares Inc/OH 2.487% 8/15/2036 (b)		4,490,000	3,870,724
Huntington Bancshares Inc/OH 4.443% 8/4/2028 (b)		3,628,000	3,624,838
JPMorgan Chase & Co 2.069% 6/1/2029 (b)		7,286,000	6,949,712
JPMorgan Chase & Co 2.522% 4/22/2031 (b)		4,724,000	4,361,392
JPMorgan Chase & Co 2.58% 4/22/2032 (b)		1,300,000	1,174,116
JPMorgan Chase & Co 2.739% 10/15/2030 (b)		9,341,000	8,792,106
JPMorgan Chase & Co 2.947% 2/24/2028 (b)		6,239,000	6,177,017
JPMorgan Chase & Co 2.956% 5/13/2031 (b)		11,536,000	10,791,911
JPMorgan Chase & Co 2.963% 1/25/2033 (b)		9,341,000	8,476,199
JPMorgan Chase & Co 3.761% 3/21/2034 (b)(p)	EUR	750,000	881,002
JPMorgan Chase & Co 4.25% 10/1/2027		3,379,000	3,382,870
JPMorgan Chase & Co 4.347% 1/22/2032 (b)		7,000,000	6,880,377
JPMorgan Chase & Co 4.408% 4/23/2030 (b)		17,100,000	17,009,362
JPMorgan Chase & Co 4.586% 4/26/2033 (b)		50,039,000	49,343,276
JPMorgan Chase & Co 4.603% 10/22/2030 (b)		17,730,000	17,703,709
JPMorgan Chase & Co 4.898% 1/22/2037 (b)		19,259,000	18,767,429
JPMorgan Chase & Co 4.912% 7/25/2033 (b)		115,454,000	115,674,389
JPMorgan Chase & Co 4.946% 10/22/2035 (b)		13,540,000	13,366,511
JPMorgan Chase & Co 4.995% 7/22/2030 (b)		7,000,000	7,067,087
JPMorgan Chase & Co 5.012% 1/23/2030 (b)		11,300,000	11,408,516
JPMorgan Chase & Co 5.103% 4/22/2031 (b)		14,073,000	14,306,891
JPMorgan Chase & Co 5.336% 1/23/2035 (b)		20,000,000	20,300,189
JPMorgan Chase & Co 5.35% 6/1/2034 (b)		20,000,000	20,404,659
JPMorgan Chase & Co 5.502% 1/24/2036 (b)		7,000,000	7,162,303
JPMorgan Chase & Co 5.572% 4/22/2036 (b)		16,715,000	17,201,042
JPMorgan Chase & Co 5.717% 9/14/2033 (b)		45,563,000	47,101,945
KeyCorp 5.305% 1/28/2037 (b)		9,872,000	9,729,325
Morgan Stanley Private Bank NA 4.204% 11/17/2028 (b)		30,780,000	30,690,002
Morgan Stanley Private Bank NA 4.465% 11/19/2031 (b)		46,326,000	45,621,578
Morgan Stanley Private Bank NA 4.734% 7/18/2031 (b)		6,130,000	6,113,828
PNC Financial Services Group Inc/The 4.812% 10/21/2032 (b)		13,500,000	13,468,758
PNC Financial Services Group Inc/The 4.899% 5/13/2031 (b)		11,600,000	11,692,099
PNC Financial Services Group Inc/The 5.068% 1/24/2034 (b)		15,132,000	15,177,718
PNC Financial Services Group Inc/The 5.222% 1/29/2031 (b)		6,900,000	7,028,536
PNC Financial Services Group Inc/The 5.575% 1/29/2036 (b)		7,000,000	7,176,827
PNC Financial Services Group Inc/The 5.582% 6/12/2029 (b)		7,240,000	7,407,109
Santander Holdings USA Inc 2.49% 1/6/2028 (b)		5,300,000	5,236,452
Truist Financial Corp 4.123% 6/6/2028 (b)		2,000,000	1,995,576
Truist Financial Corp 4.597% 1/27/2032 (b)		7,000,000	6,919,907
Truist Financial Corp 5.071% 5/20/2031 (b)		11,367,000	11,500,575
Truist Financial Corp 5.122% 1/26/2034 (b)		4,235,000	4,236,937
Truist Financial Corp 5.435% 1/24/2030 (b)		6,300,000	6,427,704
Truist Financial Corp 5.711% 1/24/2035 (b)		18,500,000	19,065,196
Wells Fargo & Co 2.879% 10/30/2030 (b)		9,400,000	8,873,423
Wells Fargo & Co 3.068% 4/30/2041 (b)		7,784,000	5,921,386
Wells Fargo & Co 3.526% 3/24/2028 (b)		25,667,000	25,489,482
Wells Fargo & Co 4.3% 7/22/2027		28,701,000	28,689,909
Wells Fargo & Co 4.478% 4/4/2031 (b)		19,300,000	19,139,590
Wells Fargo & Co 4.844% 5/20/2032 (b)		25,000,000	24,979,290
Wells Fargo & Co 4.897% 7/25/2033 (b)		106,510,000	106,043,745
Wells Fargo & Co 4.97% 4/23/2029 (b)		7,235,000	7,289,659
Wells Fargo & Co 5.15% 4/23/2031 (b)		29,061,000	29,492,824
Wells Fargo & Co 5.244% 1/24/2031 (b)		31,390,000	31,925,085
Wells Fargo & Co 5.389% 4/24/2034 (b)		8,000,000	8,145,109
Wells Fargo & Co 5.499% 1/23/2035 (b)		25,000,000	25,532,781
Wells Fargo & Co 5.557% 7/25/2034 (b)		18,660,000	19,196,093
Wells Fargo & Co 5.574% 7/25/2029 (b)		25,500,000	26,001,808
Wells Fargo & Co 5.605% 4/23/2036 (b)		16,834,000	17,270,141
Wells Fargo & Co 6.303% 10/23/2029 (b)		12,800,000	13,291,798
			1,696,588,833
Capital Markets - 0.9%
Athene Global Funding 1.73% 10/2/2026 (n)		4,975,000	4,930,445
Athene Global Funding 2.5% 3/24/2028 (n)		6,975,000	6,675,537
Athene Global Funding 2.646% 10/4/2031 (n)		3,414,000	2,977,373
Athene Global Funding 2.673% 6/7/2031 (n)		4,500,000	3,960,979
Athene Global Funding 2.717% 1/7/2029 (n)		5,000,000	4,717,553
Athene Global Funding 4.721% 10/8/2029 (n)		7,000,000	6,916,279
Athene Global Funding 5.339% 1/15/2027 (n)		26,112,000	26,225,465
Athene Global Funding 5.516% 3/25/2027 (n)		7,800,000	7,864,452
Athene Global Funding 5.583% 1/9/2029 (n)		22,274,000	22,592,441
Athene Global Funding U.S. SOFR Index + 0.95%, 4.5799% 4/19/2027 (b)(c)(n)		21,910,000	21,950,880
Blackstone Holdings Finance Co LLC 2.8% 9/30/2050 (n)		1,245,000	746,966
Blackstone Holdings Finance Co LLC 3.5% 9/10/2049 (n)		4,614,000	3,194,308
Charles Schwab Corp/The 4.343% 11/14/2031 (b)		5,000,000	4,925,706
Equitable America Global Funding 4.65% 6/9/2028 (n)		3,603,000	3,602,857
Equitable America Global Funding 4.95% 6/9/2030 (n)		16,856,000	16,891,714
GA Global Funding Trust 5.4% 1/13/2030 (n)		13,580,000	13,615,250
Goldman Sachs Group Inc/The 2.383% 7/21/2032 (b)		29,132,000	25,759,383
Goldman Sachs Group Inc/The 3.102% 2/24/2033 (b)		40,000,000	36,269,663
Goldman Sachs Group Inc/The 4.482% 8/23/2028 (b)		3,138,000	3,138,157
Goldman Sachs Group Inc/The 4.516% 1/21/2032 (b)		21,474,000	21,142,562
Goldman Sachs Group Inc/The 4.972% 6/3/2032 (b)		7,920,000	7,938,652
Goldman Sachs Group Inc/The 5.065% 1/21/2037 (b)		27,000,000	26,413,126
Goldman Sachs Group Inc/The 6.484% 10/24/2029 (b)		18,000,000	18,742,954
Goldman Sachs Group Inc/The 6.75% 10/1/2037		59,592,000	65,166,756
Hightower Holding LLC 6.75% 4/15/2029 (n)		1,170,000	1,167,172
Intercontinental Exchange Inc 3.625% 9/1/2028		6,900,000	6,789,762
Intercontinental Exchange Inc 4.35% 6/15/2029		3,724,000	3,707,502
Jane Street Group / JSG Finance Inc 4.5% 11/15/2029 (n)		130,000	126,930
Jane Street Group / JSG Finance Inc 6.125% 11/1/2032 (n)		1,270,000	1,273,185
Jane Street Group / JSG Finance Inc 6.75% 5/1/2033 (n)		360,000	370,221
Jefferies Finance LLC / JFIN Co-Issuer Corp 5% 8/15/2028 (n)		590,000	570,265
Jefferies Finance LLC / JFIN Co-Issuer Corp 6.625% 10/15/2031 (n)		175,000	172,556
LPL Holdings Inc 4.9% 4/3/2028		3,189,000	3,199,532
Morgan Stanley 1.794% 2/13/2032 (b)		7,317,000	6,369,216
Morgan Stanley 2.239% 7/21/2032 (b)		4,900,000	4,308,789
Morgan Stanley 2.475% 1/21/2028 (b)		5,000,000	4,941,809
Morgan Stanley 2.699% 1/22/2031 (b)		6,227,000	5,796,907
Morgan Stanley 3.622% 4/1/2031 (b)		47,370,000	45,477,956
Morgan Stanley 3.955% 3/21/2035 (b)	EUR	800,000	942,061
Morgan Stanley 4.099% 5/22/2036 (b)	EUR	400,000	472,450
Morgan Stanley 4.21% 4/20/2028 (b)		6,115,000	6,107,332
Morgan Stanley 4.493% 1/16/2032 (b)		3,576,000	3,518,787
Morgan Stanley 4.654% 10/18/2030 (b)		29,950,000	29,844,398
Morgan Stanley 4.708% 3/12/2032 (b)		19,200,000	19,024,339
Morgan Stanley 4.809% 4/16/2032 (b)		5,047,000	5,025,544
Morgan Stanley 4.889% 7/20/2033 (b)		49,499,000	49,322,140
Morgan Stanley 4.994% 4/12/2029 (b)		11,745,000	11,833,524
Morgan Stanley 5.073% 1/30/2037 (b)		25,000,000	24,480,819
Morgan Stanley 5.192% 4/17/2031 (b)		14,386,000	14,598,591
Morgan Stanley 5.23% 1/15/2031 (b)		8,629,000	8,758,164
Morgan Stanley 5.424% 7/21/2034 (b)		27,351,000	27,876,483
Morgan Stanley 5.449% 7/20/2029 (b)		16,012,000	16,294,066
Morgan Stanley 5.664% 4/17/2036 (b)		10,117,000	10,412,048
Morgan Stanley 6.342% 10/18/2033 (b)		39,945,000	42,766,403
MSCI Inc 5.15% 3/15/2036		22,955,000	22,316,562
MSCI Inc 5.25% 9/1/2035		20,553,000	20,249,568
Nasdaq Inc 5.95% 8/15/2053		1,132,000	1,153,305
Nasdaq Inc 6.1% 6/28/2063		6,000,000	6,163,417
Nuveen LLC 5.55% 1/15/2030 (n)		16,339,000	16,664,681
Nuveen LLC 5.85% 4/15/2034 (n)		4,000,000	4,113,803
S&P Global Inc 3.9% 3/1/2062		2,414,000	1,757,625
Sammons Financial Group Global Funding 4.95% 6/12/2030 (n)		20,600,000	20,561,710
Sammons Financial Group Global Funding 5.05% 1/10/2028 (n)		5,760,000	5,785,792
Sammons Financial Group Global Funding 5.1% 12/10/2029 (n)		15,100,000	15,155,848
VFH Parent LLC / Valor Co-Issuer Inc 7.5% 6/15/2031 (n)		535,000	559,630
			826,390,350
Consumer Finance - 0.3%
Ally Financial Inc 4.75% 6/9/2027		3,759,000	3,771,314
Ally Financial Inc 7.1% 11/15/2027		17,330,000	17,906,063
American Express Co 4.918% 7/20/2033 (b)		6,899,000	6,907,303
American Express Co 5.085% 1/30/2031 (b)		7,596,000	7,712,268
Capital One Financial Corp 1.878% 11/2/2027 (b)		5,931,000	5,865,953
Capital One Financial Corp 2.359% 7/29/2032 (b)		8,448,000	7,303,108
Capital One Financial Corp 3.273% 3/1/2030 (b)		12,200,000	11,759,784
Capital One Financial Corp 3.65% 5/11/2027		21,700,000	21,577,606
Capital One Financial Corp 4.1% 2/9/2027		13,375,000	13,366,581
Capital One Financial Corp 4.927% 5/10/2028 (b)		6,900,000	6,928,623
Capital One Financial Corp 5.247% 7/26/2030 (b)		19,853,000	20,143,454
Capital One Financial Corp 5.7% 2/1/2030 (b)		1,100,000	1,126,709
Capital One Financial Corp 6.312% 6/8/2029 (b)		12,000,000	12,381,294
Capital One Financial Corp 7.624% 10/30/2031 (b)		22,914,000	25,246,088
Ford Motor Credit Co LLC 2.7% 8/10/2026		5,665,000	5,646,959
Ford Motor Credit Co LLC 3.625% 6/17/2031		5,000,000	4,597,211
Ford Motor Credit Co LLC 4% 11/13/2030		16,400,000	15,494,524
Ford Motor Credit Co LLC 4.125% 8/17/2027		19,335,000	19,185,228
Ford Motor Credit Co LLC 4.445% 2/14/2030	EUR	1,090,000	1,299,049
Ford Motor Credit Co LLC 4.95% 5/28/2027		20,213,000	20,257,315
Ford Motor Credit Co LLC 4.97% 4/6/2029		4,866,000	4,834,924
Ford Motor Credit Co LLC 5.42% 4/9/2031		17,735,000	17,679,119
Ford Motor Credit Co LLC 5.85% 5/17/2027		6,500,000	6,560,844
Ford Motor Credit Co LLC 5.875% 11/7/2029		23,800,000	24,171,082
Ford Motor Credit Co LLC 6.184% 8/29/2031	GBP	555,000	759,421
Ford Motor Credit Co LLC 6.8% 5/12/2028		6,000,000	6,185,904
Navient Corp 6.75% 6/15/2026		750,000	749,801
OneMain Finance Corp 3.5% 1/15/2027		710,000	704,043
OneMain Finance Corp 3.875% 9/15/2028		550,000	532,117
OneMain Finance Corp 6.125% 5/15/2030		330,000	328,667
OneMain Finance Corp 6.625% 5/15/2029		205,000	208,195
OneMain Finance Corp 6.75% 3/15/2032		970,000	964,570
OneMain Finance Corp 6.75% 9/15/2033		435,000	426,221
OneMain Finance Corp 7.125% 11/15/2031		370,000	374,646
Stellantis Financial Services US Corp 4.95% 9/15/2028 (n)		10,867,000	10,824,314
Stellantis Financial Services US Corp 5.4% 6/15/2029 (n)		5,743,000	5,757,513
Stellantis Financial Services US Corp 5.4% 9/15/2030 (n)		6,780,000	6,700,616
Stellantis Financial Services US Corp 5.8% 6/15/2031 (n)		3,295,000	3,301,333
Synchrony Financial 3.95% 12/1/2027		6,658,000	6,593,155
			326,132,919
Financial Services - 0.3%
Aircastle Ltd / Aircastle Ireland DAC 5% 9/15/2030 (n)		10,500,000	10,469,172
Aircastle Ltd / Aircastle Ireland DAC 5.25% 3/15/2030 (n)		12,185,000	12,284,116
Aon Corp / Aon Global Holdings PLC 2.6% 12/2/2031		2,057,000	1,837,425
Aon Corp / Aon Global Holdings PLC 5.35% 2/28/2033		6,000,000	6,131,977
Aviation Capital Group LLC 6.25% 4/15/2028 (n)		6,500,000	6,665,176
Aviation Capital Group LLC 6.75% 10/25/2028 (n)		6,500,000	6,777,149
Block Inc 2.75% 6/1/2026		280,000	280,000
Block Inc 3.5% 6/1/2031		525,000	478,346
Block Inc 5.625% 8/15/2030 (n)		330,000	331,358
Block Inc 6% 8/15/2033 (n)		260,000	260,065
Block Inc 6.5% 5/15/2032		1,010,000	1,029,174
Corebridge Financial Inc 3.65% 4/5/2027		1,888,000	1,878,429
Corebridge Financial Inc 3.85% 4/5/2029		600,000	586,442
Corebridge Financial Inc 3.9% 4/5/2032		24,473,000	23,031,837
Corebridge Financial Inc 4.35% 4/5/2042		2,247,000	1,893,359
Corebridge Financial Inc 6.05% 9/15/2033		5,916,000	6,204,628
CRH SMW Finance DAC 5.125% 1/9/2030		10,000,000	10,158,000
CrossCountry Intermediate HoldCo LLC 6.5% 10/1/2030 (n)		360,000	354,380
CrossCountry Intermediate HoldCo LLC 6.75% 12/1/2032 (n)		360,000	346,146
Equitable Holdings Inc 4.35% 4/20/2028		1,898,000	1,890,229
Equitable Holdings Inc 4.572% 2/15/2029 (n)		1,989,000	1,969,824
Equitable Holdings Inc 5% 4/20/2048		10,215,000	8,948,037
Essent Group Ltd 6.25% 7/1/2029		8,400,000	8,672,508
Fiserv Inc 4.55% 2/15/2031		31,900,000	31,258,430
Fiserv Inc 5.25% 8/11/2035		6,600,000	6,462,219
Global Payments Inc 4.5% 11/15/2028		18,245,000	18,096,429
Global Payments Inc 4.875% 11/15/2030		15,550,000	15,303,701
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (n)		370,000	370,397
Jackson Financial Inc 3.125% 11/23/2031		3,030,000	2,724,969
Jackson Financial Inc 5.17% 6/8/2027		10,297,000	10,348,957
Jackson Financial Inc 5.67% 6/8/2032		14,050,000	14,211,317
PennyMac Financial Services Inc 6.75% 2/15/2034 (n)		705,000	675,911
PennyMac Financial Services Inc 6.875% 5/15/2032 (n)		510,000	499,332
Pine Street Trust II 5.568% 2/15/2049 (n)		7,700,000	7,155,568
Rexford Industrial Realty LP 2.15% 9/1/2031		2,886,000	2,510,386
Rocket Cos Inc 6.125% 8/1/2030 (n)		870,000	883,327
Rocket Cos Inc 6.375% 8/1/2033 (n)		575,000	583,913
Rocket Cos Inc 6.5% 8/1/2029 (n)		565,000	577,722
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc 3.625% 3/1/2029 (n)		895,000	860,584
Shift4 Payments LLC / Shift4 Payments Finance Sub Inc 6.75% 8/15/2032 (n)		365,000	364,671
UWM Holdings LLC 6.25% 3/15/2031 (n)		360,000	330,584
UWM Holdings LLC 6.625% 2/1/2030 (n)		850,000	806,093
Voya Financial Inc 4.7% 1/23/2048 (b)		3,132,000	3,051,944
Voya Financial Inc 5.05% 3/2/2036		15,000,000	14,512,897
Walker & Dunlop Inc 6.625% 4/1/2033 (n)		340,000	343,707
WEX Inc 6.5% 3/15/2033 (n)		480,000	477,987
			244,888,822
Insurance - 0.5%
200 Park Funding Trust 5.74% 2/15/2055 (n)		8,900,000	8,757,688
Acrisure LLC / Acrisure Finance Inc 6.75% 7/1/2032 (n)		155,000	149,675
Acrisure LLC / Acrisure Finance Inc 8.5% 6/15/2029 (n)		440,000	433,940
AFLAC Inc 3.6% 4/1/2030		387,000	374,625
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 4.25% 10/15/2027 (n)		1,115,000	1,102,153
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.5% 10/1/2031 (n)		205,000	205,479
AmFam Holdings Inc 2.805% 3/11/2031 (n)		5,464,000	4,821,610
Aon Corp 6.25% 9/30/2040		142,000	152,647
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves 7.875% 11/1/2029 (n)		720,000	722,700
Arthur J Gallagher & Co 5% 2/15/2032		11,066,000	11,077,809
Arthur J Gallagher & Co 5.15% 2/15/2035		19,900,000	19,758,727
Arthur J Gallagher & Co 5.55% 2/15/2055		5,362,000	5,071,341
Assurant Inc 2.65% 1/15/2032		7,753,000	6,833,983
Assurant Inc 5.55% 2/15/2036		4,267,000	4,253,796
Asurion LLC/ Asurion Co-Issuer Inc 8% 12/31/2032 (n)		180,000	187,702
Athene Holding Ltd 6.875% 6/28/2055 (b)		1,005,000	972,905
Brown & Brown Inc 4.2% 3/17/2032		3,550,000	3,375,484
Brown & Brown Inc 4.9% 6/23/2030		7,661,000	7,658,972
Brown & Brown Inc 5.25% 6/23/2032		4,899,000	4,912,778
Brown & Brown Inc 5.55% 6/23/2035		5,476,000	5,489,756
Brown & Brown Inc 6.25% 6/23/2055		5,558,000	5,579,523
Corebridge Global Funding 4.9% 12/3/2029 (n)		1,750,000	1,754,970
Corebridge Global Funding 5.9% 9/19/2028 (n)		18,426,000	18,924,144
CRC Insurance Group LLC 7.125% 6/1/2031 (n)		905,000	907,548
Equitable Financial Life Global Funding 1.4% 8/27/2027 (n)		1,724,000	1,658,021
Equitable Financial Life Global Funding 5% 3/27/2030 (n)		12,965,000	13,019,648
Five Corners Funding Trust II 2.85% 5/15/2030 (n)		21,030,000	19,586,118
Fortitude Group Holdings LLC 6.25% 4/1/2030 (n)		10,817,000	11,079,252
Grand River Funding Trust I 6.311% 2/15/2036 (n)		16,678,000	16,699,044
Guardian Life Global Funding 4.916% 4/30/2033 (n)		11,900,000	11,851,824
Hartford Insurance Group Inc/The 4.3% 4/15/2043		679,000	573,923
Jackson National Life Global Funding 4.6% 10/1/2029 (n)		11,326,000	11,194,616
Jackson National Life Global Funding 5.35% 1/13/2030 (n)		5,750,000	5,809,242
Jackson National Life Global Funding 5.55% 7/2/2027 (n)		3,874,000	3,915,606
Liberty Mutual Group Inc 3.95% 5/15/2060 (n)		12,820,000	8,870,102
Liberty Mutual Group Inc 5.25% 5/1/2036 (n)		9,836,000	9,718,020
Lincoln Financial Global Funding 4.95% 5/21/2031 (n)		18,630,000	18,584,070
Lincoln Financial Global Funding 5.3% 1/13/2030 (n)		6,864,000	6,957,853
Lincoln National Corp 3.4% 1/15/2031		14,811,000	13,884,619
Lincoln National Corp 5.35% 11/15/2035		11,100,000	10,849,321
Marsh & McLennan Cos Inc 4.95% 3/15/2036		19,456,000	19,159,082
Marsh & McLennan Cos Inc 5.7% 9/15/2053		10,000,000	9,894,791
MassMutual Global Funding II 4.85% 1/17/2029 (n)		7,800,000	7,868,729
MetLife Inc 5.375% 7/15/2033		16,000,000	16,557,578
Pacific LifeCorp 3.35% 9/15/2050 (n)		7,037,000	4,767,236
Pacific LifeCorp 5.125% 1/30/2043 (n)		3,343,000	3,114,202
Peachtree Corners Funding Trust II 6.012% 5/15/2035 (n)		24,600,000	25,582,683
Pine Street Trust III 6.223% 5/15/2054 (n)		12,000,000	12,118,693
Principal Financial Group Inc 3.7% 5/15/2029		1,714,000	1,675,293
Prudential Financial Inc 6% 9/1/2052 (b)		31,987,000	32,585,893
Reinsurance Group of America Inc 5.75% 9/15/2034		14,700,000	15,112,706
Reinsurance Group of America Inc 6% 9/15/2033		500,000	522,196
RGA Global Funding 5.1% 5/26/2031 (n)		11,800,000	11,853,052
RGA Global Funding 5.448% 5/24/2029 (n)		7,900,000	8,059,472
Ryan Specialty LLC 4.375% 2/1/2030 (n)		550,000	532,938
Ryan Specialty LLC 5.875% 8/1/2032 (n)		675,000	670,488
Selective Insurance Group Inc 5.9% 4/15/2035		7,987,000	8,272,821
Symetra Life Insurance Co 6.55% 10/1/2055 (n)		3,667,000	3,753,430
Teachers Insurance & Annuity Association of America 4.9% 9/15/2044 (n)		1,484,000	1,326,559
Unum Group 4% 6/15/2029		6,130,000	6,021,617
Unum Group 4.046% 8/15/2041 (n)		2,634,000	2,138,178
Unum Group 5.75% 8/15/2042		1,539,000	1,522,160
Western-Southern Global Funding 4.25% 1/29/2029 (n)		8,000,000	7,910,787
Western-Southern Global Funding 4.7% 12/10/2032 (n)		6,750,000	6,558,761
Western-Southern Global Funding 4.9% 5/1/2030 (n)		10,788,000	10,811,293
Willis North America Inc 4.5% 9/15/2028		1,897,000	1,894,159
			498,016,031
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
Starwood Property Trust Inc 5.25% 10/15/2028 (n)		430,000	428,881
Starwood Property Trust Inc 6.125% 6/1/2031 (n)		125,000	126,383
Starwood Property Trust Inc 6.5% 7/1/2030 (n)		680,000	696,050
			1,251,314
TOTAL FINANCIALS			3,593,268,269
Health Care - 0.6%
Biotechnology - 0.0%
Amgen Inc 4.663% 6/15/2051		3,736,000	3,170,254
Amgen Inc 5.15% 3/2/2028		1,959,000	1,983,457
Amgen Inc 5.25% 3/2/2033		1,595,000	1,629,240
Amgen Inc 5.65% 3/2/2053		753,000	732,050
Amgen Inc 5.75% 3/2/2063		1,373,000	1,332,733
Gilead Sciences Inc 5.1% 6/15/2035		5,700,000	5,757,927
Gilead Sciences Inc 5.5% 11/15/2054		9,000,000	8,804,219
Gilead Sciences Inc 5.6% 11/15/2064		9,000,000	8,855,496
			32,265,376
Health Care Equipment & Supplies - 0.1%
Augusta SpinCo Corp 4.398% 3/23/2029		4,740,000	4,714,208
Augusta SpinCo Corp 4.656% 3/23/2031		9,098,000	9,046,215
Augusta SpinCo Corp 4.945% 3/23/2033		14,362,000	14,317,823
Augusta SpinCo Corp 5.245% 3/23/2036		5,662,000	5,659,973
Avantor Funding Inc 3.875% 11/1/2029 (n)		375,000	356,153
Avantor Funding Inc 4.625% 7/15/2028 (n)		1,280,000	1,265,413
Insulet Corp 6.5% 4/1/2033 (n)		335,000	340,870
Medline Borrower LP 3.875% 4/1/2029 (n)		615,000	598,519
Medline Borrower LP/Medline Co-Issuer Inc 5% 6/15/2031 (n)		45,446,000	45,398,374
Medline Borrower LP/Medline Co-Issuer Inc 5.25% 6/15/2033 (n)		12,204,000	12,208,735
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (n)		747,000	766,676
Teleflex Inc 4.25% 6/1/2028 (n)		715,000	705,680
VSP Optical Group Inc 5.4% 6/1/2033 (n)		17,568,000	17,583,518
VSP Optical Group Inc 5.45% 12/1/2035 (n)		2,440,000	2,414,455
VSP Optical Group Inc 5.65% 6/1/2036 (n)		7,539,000	7,526,767
			122,903,379
Health Care Providers & Services - 0.5%
Ascension Health 4.294% 11/15/2030		4,545,000	4,483,581
Centene Corp 2.45% 7/15/2028		15,813,000	14,990,707
Centene Corp 2.5% 3/1/2031		17,757,000	15,469,002
Centene Corp 2.625% 8/1/2031		15,841,000	13,755,521
Centene Corp 3% 10/15/2030		9,668,000	8,712,885
Centene Corp 3.375% 2/15/2030		11,998,000	11,149,300
Centene Corp 4.25% 12/15/2027		5,368,000	5,351,569
Centene Corp 4.625% 12/15/2029		15,767,000	15,356,549
Cigna Group/The 4.375% 10/15/2028		3,698,000	3,694,095
Cigna Group/The 4.8% 8/15/2038		2,697,000	2,556,861
Cigna Group/The 4.9% 12/15/2048		517,000	454,133
Cigna Group/The 5.25% 2/15/2034		7,000,000	7,093,769
Cigna Group/The 5.4% 3/15/2033		8,000,000	8,219,393
CommonSpirit Health 4.352% 9/1/2030		4,520,000	4,432,178
CommonSpirit Health 4.975% 9/1/2035		2,873,000	2,790,301
CVS Health Corp 4.78% 3/25/2038		2,165,000	2,021,671
CVS Health Corp 5% 9/15/2032		1,227,000	1,232,839
CVS Health Corp 5.125% 2/21/2030		14,148,000	14,353,138
CVS Health Corp 5.125% 7/20/2045		10,000,000	8,995,514
CVS Health Corp 5.25% 1/30/2031		5,087,000	5,191,047
CVS Health Corp 5.3% 6/1/2033		14,500,000	14,714,379
CVS Health Corp 5.4% 6/1/2029		6,500,000	6,646,077
CVS Health Corp 5.55% 6/1/2031		10,900,000	11,237,079
CVS Health Corp 5.875% 6/1/2053		5,000,000	4,836,172
CVS Health Corp 6.2% 9/15/2055		8,290,000	8,416,153
CVS Health Corp 6.75% 12/10/2054 (b)		410,000	427,478
CVS Health Corp 7% 3/10/2055 (b)		1,200,000	1,250,297
DaVita Inc 4.625% 6/1/2030 (n)		555,000	539,284
DaVita Inc 6.75% 7/15/2033 (n)		860,000	888,753
DaVita Inc 6.875% 9/1/2032 (n)		235,000	243,355
Elevance Health Inc 2.25% 5/15/2030		5,433,000	4,971,189
HCA Inc 3.125% 3/15/2027		4,517,000	4,479,574
HCA Inc 3.5% 9/1/2030		12,405,000	11,787,157
HCA Inc 3.625% 3/15/2032		2,557,000	2,379,388
HCA Inc 5.45% 4/1/2031		4,500,000	4,601,103
HCA Inc 5.625% 9/1/2028		9,085,000	9,253,846
HCA Inc 5.875% 2/1/2029		9,796,000	10,056,291
HealthEquity Inc 4.5% 10/1/2029 (n)		720,000	700,642
Humana Inc 1.35% 2/3/2027		2,069,000	2,030,286
Humana Inc 3.95% 3/15/2027		2,000,000	1,996,019
Humana Inc 5.375% 4/15/2031		2,200,000	2,234,487
Humana Inc 6.625% 9/15/2056 (b)		1,701,000	1,686,036
Icon Investments Six DAC 5.849% 5/8/2029		2,453,000	2,497,502
Molina Healthcare Inc 3.875% 11/15/2030 (n)		1,185,000	1,096,728
Molina Healthcare Inc 6.25% 1/15/2033 (n)		900,000	899,921
Molina Healthcare Inc 6.5% 2/15/2031 (n)		725,000	735,181
Prime Healthcare Foundation Inc 7% 12/1/2027		2,599,000	2,677,586
Sabra Health Care LP 3.2% 12/1/2031		26,025,000	23,637,533
Sabra Health Care LP 3.9% 10/15/2029		7,857,000	7,613,141
Tenet Healthcare Corp 4.625% 6/15/2028		2,310,000	2,294,754
Tenet Healthcare Corp 5.125% 11/1/2027		290,000	290,258
Tenet Healthcare Corp 5.5% 11/15/2032 (n)		725,000	722,068
Tenet Healthcare Corp 6.125% 6/15/2030		820,000	827,641
Toledo Hospital/The Series 2018 B, 5.325% 11/15/2028		2,395,000	2,406,188
UnitedHealth Group Inc 3.95% 10/15/2042		74,000	60,849
UnitedHealth Group Inc 4.625% 7/15/2035		418,000	406,138
UnitedHealth Group Inc 4.65% 1/15/2031		11,510,000	11,541,218
UnitedHealth Group Inc 4.75% 7/15/2045		1,023,000	909,456
UnitedHealth Group Inc 5.3% 6/15/2035		7,470,000	7,597,873
UnitedHealth Group Inc 5.95% 6/15/2055		5,201,000	5,331,445
US Acute Care Solutions LLC 9.75% 5/15/2029 (n)		415,000	397,574
			327,622,152
Health Care Technology - 0.0%
IQVIA Inc 5% 5/15/2027 (n)		345,000	344,834
IQVIA Inc 6.25% 6/1/2032 (n)		965,000	985,844
IQVIA Inc 6.5% 5/15/2030 (n)		850,000	871,885
			2,202,563
Life Sciences Tools & Services - 0.0%
Charles River Laboratories International Inc 3.75% 3/15/2029 (n)		930,000	890,923
Thermo Fisher Scientific Inc 4.55% 6/15/2033		8,000,000	7,885,521
			8,776,444
Pharmaceuticals - 0.0%
1261229 BC Ltd 10% 4/15/2032 (n)		1,060,000	1,085,246
Bristol-Myers Squibb Co 5.2% 2/22/2034		7,000,000	7,164,553
Bristol-Myers Squibb Co 5.55% 2/22/2054		4,780,000	4,656,428
Elanco Animal Health Inc 6.65% 8/28/2028 (b)		8,545,000	8,767,674
Jazz Securities DAC 4.375% 1/15/2029 (n)		360,000	353,386
Mylan Inc 4.55% 4/15/2028		3,354,000	3,338,681
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (n)		345,000	340,790
Perrigo Finance Unlimited Co 5.15% 6/15/2030 (o)		6,476,000	6,208,975
Utah Acquisition Sub Inc 3.95% 6/15/2026		1,245,000	1,244,821
Viatris Inc 2.7% 6/22/2030		4,524,000	4,137,331
			37,297,885
TOTAL HEALTH CARE			531,067,799
Industrials - 0.5%
Aerospace & Defense - 0.3%
Axon Enterprise Inc 6.125% 3/15/2030 (n)		435,000	443,385
Axon Enterprise Inc 6.25% 3/15/2033 (n)		400,000	410,020
Boeing Co 2.7% 2/1/2027		1,724,000	1,705,981
Boeing Co 3.25% 2/1/2028		4,359,000	4,275,920
Boeing Co 3.625% 2/1/2031		14,000,000	13,346,304
Boeing Co 5.04% 5/1/2027		19,675,000	19,781,253
Boeing Co 5.15% 5/1/2030		55,693,000	56,577,899
Boeing Co 5.805% 5/1/2050		9,895,000	9,795,921
Boeing Co 6.259% 5/1/2027		649,000	659,376
Boeing Co 6.298% 5/1/2029		15,131,000	15,829,580
Boeing Co 6.388% 5/1/2031		7,220,000	7,702,211
Boeing Co 6.528% 5/1/2034		7,701,000	8,406,891
Boeing Co 6.858% 5/1/2054		17,614,000	19,871,562
Boeing Co 7.008% 5/1/2064		10,499,000	11,997,681
BWX Technologies Inc 4.125% 4/15/2029 (n)		610,000	590,881
BWX Technologies Inc 4.125% 6/30/2028 (n)		660,000	647,866
Carpenter Technology Corp 5.625% 3/1/2034 (n)		495,000	491,787
Hexcel Corp 4.9% 5/15/2031		3,448,000	3,439,976
Hexcel Corp 5.875% 2/26/2035		2,383,000	2,465,085
Moog Inc 5.5% 10/15/2034 (n)		215,000	213,002
Northrop Grumman Corp 4.03% 10/15/2047		3,355,000	2,670,068
RTX Corp 6.4% 3/15/2054		6,800,000	7,429,996
TransDigm Inc 6% 1/15/2033 (n)		1,560,000	1,577,835
TransDigm Inc 6.125% 7/31/2034 (n)		185,000	184,235
TransDigm Inc 6.25% 1/31/2034 (n)		120,000	122,820
TransDigm Inc 6.375% 3/1/2029 (n)		1,685,000	1,718,086
TransDigm Inc 6.375% 5/31/2033 (n)		1,045,000	1,055,034
TransDigm Inc 6.75% 1/31/2034 (n)		585,000	599,537
			194,010,192
Air Freight & Logistics - 0.0%
Rand Parent LLC 8.5% 2/15/2030 (n)		330,000	340,055
Building Products - 0.0%
Advanced Drainage Systems Inc 5.375% 3/1/2034 (n)		375,000	365,329
Builders FirstSource Inc 4.25% 2/1/2032 (n)		1,200,000	1,104,044
Builders FirstSource Inc 6.75% 5/15/2035 (n)		840,000	848,366
Carrier Global Corp 2.7% 2/15/2031		6,352,000	5,838,797
Carrier Global Corp 5.9% 3/15/2034		3,165,000	3,340,041
Carrier Global Corp 6.2% 3/15/2054		1,748,000	1,866,768
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.625% 12/15/2030 (n)		890,000	909,894
JH North America Holdings Inc 6.125% 7/31/2032 (n)		705,000	706,662
Standard Building Solutions Inc 5.875% 3/15/2034 (n)		180,000	175,500
Standard Building Solutions Inc 6.25% 8/1/2033 (n)		350,000	350,530
Standard Building Solutions Inc 6.5% 8/15/2032 (n)		470,000	477,027
Standard Industries Inc/NY 4.375% 7/15/2030 (n)		370,000	352,392
Trane Technologies Holdco Inc 5.75% 6/15/2043		223,000	230,083
			16,565,433
Commercial Services & Supplies - 0.0%
Artera Services LLC 8.5% 2/15/2031 (n)		1,850,000	1,689,436
Clean Harbors Inc 5.125% 7/15/2029 (n)		275,000	273,530
Clean Harbors Inc 5.75% 10/15/2033 (n)		360,000	361,808
Clean Harbors Inc 6.375% 2/1/2031 (n)		575,000	584,506
CoreCivic Inc 8.25% 4/15/2029		490,000	510,802
GEO Group Inc/The 10.25% 4/15/2031		450,000	487,651
GEO Group Inc/The 8.625% 4/15/2029		420,000	437,954
GFL Environmental Holdings US Inc 5.5% 2/1/2034 (n)		290,000	283,238
GFL Environmental Inc 6.75% 1/15/2031 (n)		260,000	268,457
Neptune Bidco US Inc 10.375% 5/15/2031 (n)		150,000	156,701
Neptune Bidco US Inc 9.29% 4/15/2029 (n)		725,000	741,171
Neptune Bidco US Inc 9.5% 2/15/2033 (n)		290,000	296,656
Prime Security Services Borrower LLC / Prime Finance Inc 3.375% 8/31/2027 (n)		540,000	529,477
Waste Pro USA Inc 7% 2/1/2033 (n)		280,000	286,232
Williams Scotsman Inc 6.625% 4/15/2030 (n)		675,000	694,322
			7,601,941
Construction & Engineering - 0.0%
AECOM 6% 8/1/2033 (n)		1,050,000	1,051,629
Dycom Industries Inc 4.5% 4/15/2029 (n)		355,000	348,745
Granite Construction Inc 6.375% 6/15/2034 (h)(n)		250,000	255,127
			1,655,501
Electrical Equipment - 0.0%
Trans-Allegheny Interstate Line Co 5.2% 1/15/2031 (n)		3,410,000	3,443,183
WESCO Distribution Inc 5.25% 4/15/2031 (n)		425,000	420,968
WESCO Distribution Inc 5.5% 4/15/2034 (n)		445,000	441,764
WESCO Distribution Inc 6.375% 3/15/2033 (n)		510,000	524,036
			4,829,951
Ground Transportation - 0.0%
Burlington Northern Santa Fe LLC 4.15% 4/1/2045		564,000	468,984
Burlington Northern Santa Fe LLC 4.4% 3/15/2042		1,397,000	1,240,819
CSX Corp 3.8% 4/15/2050		78,000	59,116
CSX Corp 4.3% 3/1/2048		5,524,000	4,565,201
Genesee & Wyoming Inc 6.25% 4/15/2032 (n)		550,000	558,286
Norfolk Southern Corp 3.155% 5/15/2055		2,000,000	1,281,268
Norfolk Southern Corp 5.35% 8/1/2054		3,400,000	3,198,085
Uber Technologies Inc 4.15% 1/15/2031		13,670,000	13,370,318
Uber Technologies Inc 4.8% 9/15/2035		9,457,000	9,208,381
XPO Inc 6.25% 6/1/2028 (n)		535,000	541,694
XPO Inc 7.125% 2/1/2032 (n)		355,000	367,756
			34,859,908
Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 4.25% 2/1/2027 (n)		355,000	352,018
Trane Technologies Financing Ltd 4.65% 11/1/2044		314,000	279,895
			631,913
Machinery - 0.0%
AGCO Corp 5.8% 3/21/2034		7,687,000	7,901,663
Allison Transmission Inc 3.75% 1/30/2031 (n)		760,000	711,869
Allison Transmission Inc 5.875% 12/1/2033 (n)		360,000	361,007
Enpro Inc 6.125% 6/1/2033 (n)		515,000	524,322
Esab Corp 6.25% 4/15/2029 (n)		660,000	671,918
Ingersoll Rand Inc 5.176% 6/15/2029		7,800,000	7,957,089
Ingersoll Rand Inc 5.314% 6/15/2031		8,500,000	8,695,286
Ingersoll Rand Inc 5.45% 6/15/2034		8,200,000	8,371,445
Ingersoll Rand Inc 5.7% 8/14/2033		4,393,000	4,563,679
			39,758,278
Passenger Airlines - 0.0%
American Airlines 2019-1 Class B Pass Through Trust equipment trust certificate 3.85% 8/15/2029		851,604	832,997
American Airlines Inc 7.25% 2/15/2028 (n)		195,000	197,815
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/2029		427,165	416,371
United Airlines Holdings Inc 5.375% 3/1/2031		925,000	914,841
			2,362,024
Professional Services - 0.1%
Amentum Holdings Inc 7.25% 8/1/2032 (n)		680,000	703,891
Booz Allen Hamilton Inc 5.95% 8/4/2033		10,000,000	10,226,662
CACI International Inc 6.375% 6/15/2033 (n)		670,000	685,223
Leidos Inc 4.1% 3/15/2029		2,942,000	2,904,348
Leidos Inc 5% 3/15/2036		16,500,000	15,989,310
Paychex Inc 5.1% 4/15/2030		4,791,000	4,845,926
Paychex Inc 5.35% 4/15/2032		21,504,000	21,784,722
Paychex Inc 5.6% 4/15/2035		14,647,000	14,795,025
Science Applications International Corp 5.875% 11/1/2033 (n)		515,000	508,505
TriNet Group Inc 7.125% 8/15/2031 (n)		580,000	583,645
Verisk Analytics Inc 4.45% 3/15/2031		3,461,000	3,404,100
			76,431,357
Trading Companies & Distributors - 0.1%
Ferguson Enterprises Inc 5% 10/3/2034		7,219,000	7,176,783
FTAI Aviation Investors LLC 5.875% 4/15/2033 (n)		585,000	581,181
FTAI Aviation Investors LLC 7% 6/15/2032 (n)		560,000	578,572
FTAI Aviation Investors LLC 7.875% 12/1/2030 (n)		395,000	414,352
Herc Holdings Inc 5.75% 3/15/2031 (n)		240,000	239,975
Herc Holdings Inc 6% 3/15/2034 (n)		220,000	218,620
Herc Holdings Inc 7% 6/15/2030 (n)		510,000	529,928
Herc Holdings Inc 7.25% 6/15/2033 (n)		485,000	505,921
QXO Building Products Inc 6.75% 4/30/2032 (n)		505,000	514,572
Sumisho Air Lease Corp 2.2% 1/15/2027		3,428,000	3,381,148
Sumisho Air Lease Corp 3% 2/1/2030		15,000,000	14,039,654
Sumisho Air Lease Corp 3.125% 12/1/2030		3,167,000	2,929,622
Sumisho Air Lease Corp 3.75% 6/1/2026		5,000,000	5,000,000
Sumisho Air Lease Corp 4.4% 3/24/2028 (n)		8,077,000	8,036,566
Sumisho Air Lease Corp 4.5% 3/24/2029 (n)		11,112,000	11,044,417
Sumisho Air Lease Corp 4.85% 3/24/2031 (n)		17,589,000	17,428,029
Sumisho Air Lease Corp 5.5% 3/24/2036 (n)		12,053,000	12,010,001
United Rentals North America Inc 3.75% 1/15/2032		680,000	628,923
United Rentals North America Inc 5.375% 11/15/2033 (n)		360,000	355,497
United Rentals North America Inc 6.125% 3/15/2034 (n)		905,000	928,787
			86,542,548
TOTAL INDUSTRIALS			465,589,101
Information Technology - 0.6%
Electronic Equipment, Instruments & Components - 0.2%
Amphenol Corp 4.125% 11/15/2030		11,300,000	11,110,938
Amphenol Corp 4.4% 2/15/2033		11,100,000	10,830,803
Amphenol Corp 5.25% 4/5/2034		4,400,000	4,491,494
Amphenol Technologies Holding GmbH 3.625% 3/30/2031	EUR	480,000	565,729
Coherent Corp 5% 12/15/2029 (n)		1,425,000	1,410,469
Dell International LLC / EMC Corp 3.375% 12/15/2041		3,736,000	2,865,935
Dell International LLC / EMC Corp 3.45% 12/15/2051		1,801,000	1,261,557
Dell International LLC / EMC Corp 4.15% 2/15/2029		24,423,000	24,238,312
Dell International LLC / EMC Corp 4.5% 2/15/2031		32,702,000	32,417,028
Dell International LLC / EMC Corp 4.75% 10/6/2032		15,962,000	15,853,270
Dell International LLC / EMC Corp 5% 4/1/2030		11,032,000	11,175,195
Dell International LLC / EMC Corp 5.1% 2/15/2036		34,440,000	34,300,816
Insight Enterprises Inc 6.625% 5/15/2032 (n)		300,000	304,742
Sensata Technologies Inc 3.75% 2/15/2031 (n)		585,000	548,658
TTM Technologies Inc 4% 3/1/2029 (n)		730,000	707,064
Vontier Corp 2.4% 4/1/2028		7,691,000	7,382,398
Vontier Corp 2.95% 4/1/2031		8,630,000	7,837,388
			167,301,796
IT Services - 0.0%
Beignet Investor LLC 6.581% 5/30/2049 (n)		21,000,000	21,649,344
CDW LLC / CDW Finance Corp 2.67% 12/1/2026		5,350,000	5,303,205
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (n)		1,210,000	1,208,612
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (n)		125,000	124,661
CoreWeave Inc 9% 2/1/2031 (n)		615,000	623,561
CoreWeave Inc 9.25% 6/1/2030 (n)		875,000	892,699
CoreWeave Inc 9.75% 10/1/2031 (n)		615,000	634,356
Everforth Inc 4.625% 5/15/2028 (n)		220,000	203,731
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (n)		1,295,000	1,218,740
			31,858,909
Semiconductors & Semiconductor Equipment - 0.2%
Broadcom Inc 1.95% 2/15/2028		2,879,000	2,771,718
Broadcom Inc 2.45% 2/15/2031		63,916,000	58,047,458
Broadcom Inc 2.6% 2/15/2033		23,971,000	20,892,939
Broadcom Inc 3.137% 11/15/2035 (n)		6,850,000	5,835,209
Broadcom Inc 3.187% 11/15/2036 (n)		6,678,000	5,586,466
Broadcom Inc 3.419% 4/15/2033		10,171,000	9,294,473
Broadcom Inc 3.5% 2/15/2041		20,866,000	16,687,026
Broadcom Inc 3.75% 2/15/2051		1,693,000	1,265,720
Broadcom Inc 4.15% 11/15/2030		1,724,000	1,693,129
Broadcom Inc 4.6% 7/15/2030		10,250,000	10,257,245
Broadcom Inc 4.8% 2/15/2036		17,350,000	16,891,592
Broadcom Inc 4.9% 7/15/2032		10,200,000	10,259,602
Broadcom Inc 5.05% 7/12/2029		16,700,000	16,991,317
Broadcom Inc 5.15% 11/15/2031		16,700,000	17,059,912
Broadcom Inc 5.7% 1/15/2056		6,824,000	6,809,077
Entegris Inc 4.375% 4/15/2028 (n)		1,060,000	1,045,177
Entegris Inc 5.95% 6/15/2030 (n)		840,000	848,669
Micron Technology Inc 2.703% 4/15/2032		2,039,000	1,829,953
Micron Technology Inc 3.366% 11/1/2041		2,223,000	1,737,654
Micron Technology Inc 3.477% 11/1/2051		2,229,000	1,594,553
ON Semiconductor Corp 3.875% 9/1/2028 (n)		425,000	414,653
			207,813,542
Software - 0.2%
Cloud Software Group Inc 6.5% 3/31/2029 (n)		835,000	828,615
Cloud Software Group Inc 9% 9/30/2029 (n)		1,130,000	1,116,577
Crowdstrike Holdings Inc 3% 2/15/2029		555,000	529,242
Elastic NV 4.125% 7/15/2029 (n)		1,280,000	1,225,634
Ellucian Holdings Inc 6.5% 12/1/2029 (n)		420,000	414,425
Fair Isaac Corp 4% 6/15/2028 (n)		955,000	934,922
Fair Isaac Corp 6% 5/15/2033 (n)		865,000	856,610
Fiserv Funding ULC 3.5% 6/15/2032	EUR	733,000	832,031
Gen Digital Inc 6.25% 4/1/2033 (n)		400,000	398,483
Oracle Corp 2.875% 3/25/2031		7,473,000	6,693,642
Oracle Corp 3.6% 4/1/2040		650,000	481,978
Oracle Corp 3.8% 11/15/2037		1,325,000	1,074,587
Oracle Corp 4.45% 9/26/2030		10,372,000	10,056,282
Oracle Corp 4.8% 9/26/2032		15,178,000	14,584,703
Oracle Corp 4.95% 2/4/2031		12,030,000	11,829,650
Oracle Corp 5.2% 9/26/2035		13,817,000	13,159,156
Oracle Corp 5.35% 5/4/2033		12,345,000	12,150,971
Oracle Corp 5.375% 7/15/2040		135,000	121,470
Oracle Corp 5.7% 2/4/2036		4,600,000	4,519,385
Oracle Corp 5.875% 9/26/2045		17,411,000	15,571,273
Oracle Corp 5.95% 9/26/2055		18,208,000	15,921,932
Oracle Corp 6% 8/3/2055		1,414,000	1,239,838
Oracle Corp 6.1% 9/26/2065		19,925,000	17,199,294
Oracle Corp 6.55% 2/4/2046		13,800,000	13,305,849
Oracle Corp 6.7% 2/4/2056		13,800,000	13,290,937
Oracle Corp 6.85% 2/4/2066		13,800,000	13,218,914
UKG Inc 6.875% 2/1/2031 (n)		755,000	741,955
			172,298,355
Technology Hardware, Storage & Peripherals - 0.0%
Seagate Data Storage Technology Pte Ltd 5.875% 7/15/2030 (n)		305,000	310,814
Seagate Data Storage Technology Pte Ltd 8.25% 12/15/2029 (n)		1,780,000	1,854,990
			2,165,804
TOTAL INFORMATION TECHNOLOGY			581,438,406
Materials - 0.1%
Chemicals - 0.1%
Advancion Sciences Inc 9.25% 11/1/2026 pay-in-kind (b)(n)		618,994	495,195
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV 4.75% 6/15/2027 (n)		700,000	698,588
Axalta Coating Systems LLC 3.375% 2/15/2029 (n)		370,000	353,187
Celanese US Holdings LLC 6.5% 4/15/2030		520,000	533,262
Celanese US Holdings LLC 6.75% 4/15/2033		360,000	371,404
Celanese US Holdings LLC 7% 2/15/2031		910,000	943,152
Celanese US Holdings LLC 7.35% 11/15/2028 (b)		7,635,000	7,961,909
Celanese US Holdings LLC 7.375% 2/15/2034		435,000	454,334
Celanese US Holdings LLC 7.55% 11/15/2030 (b)		15,417,000	16,398,740
Celanese US Holdings LLC 7.7% 11/15/2033 (b)		7,254,000	7,790,136
Chemours Co/The 4.625% 11/15/2029 (n)		435,000	417,467
Chemours Co/The 5.75% 11/15/2028 (n)		601,000	599,926
Chemours Co/The 7.875% 3/15/2034 (n)		170,000	172,438
Chevron Phillips Chemical Co LLC / Chevron Phillips Chemical Co LP 4.75% 5/15/2030 (n)		6,209,000	6,219,180
International Flavors & Fragrances Inc 1.832% 10/15/2027 (n)		1,819,000	1,754,845
International Flavors & Fragrances Inc 2.3% 11/1/2030 (n)		2,599,000	2,337,107
LSB Industries Inc 6.25% 10/15/2028 (n)		390,000	390,364
Methanex US Operations Inc 6.25% 3/15/2032 (n)		600,000	617,851
Olin Corp 6.625% 4/1/2033 (n)		445,000	441,735
Olympus Water US Holding Corp 6.75% 8/1/2032 (n)		130,000	126,922
Scih Salt Hldgs Inc 6.625% 5/1/2029 (n)		525,000	519,526
WR Grace Holdings LLC 5.625% 8/15/2029 (n)		270,000	258,584
WR Grace Holdings LLC 6.625% 8/15/2032 (n)		635,000	630,099
WR Grace Holdings LLC 7% 8/1/2033 (n)		250,000	247,992
			50,733,943
Construction Materials - 0.0%
Amrize Finance US LLC 4.7% 4/7/2028		1,949,000	1,954,228
CRH America Finance Inc 4.4% 2/9/2031		20,290,000	20,026,452
Quikrete Holdings Inc 6.375% 3/1/2032 (n)		850,000	865,524
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (n)		345,000	363,684
VM Consolidated Inc 5.5% 4/15/2029 (n)		620,000	534,373
			23,744,261
Containers & Packaging - 0.0%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 3.25% 9/1/2028 (n)		750,000	720,287
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (n)		580,000	550,130
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6.25% 1/30/2031 (n)		265,000	267,043
Ball Corp 2.875% 8/15/2030		815,000	741,404
Ball Corp 3.125% 9/15/2031		810,000	732,693
Ball Corp 5.5% 9/15/2033		530,000	532,388
Ball Corp 6% 6/15/2029		335,000	340,583
Canpack Group Inc / CANPACK SA 6% 5/15/2031 (n)		1,395,000	1,401,851
Clydesdale Acquisition Holdings Inc 6.75% 4/15/2032 (n)		295,000	283,555
Clydesdale Acquisition Holdings Inc 6.875% 1/15/2030 (n)		155,000	152,391
Crown Americas LLC 5.875% 6/1/2033		1,220,000	1,226,941
Graphic Packaging International LLC 3.75% 2/1/2030 (n)		335,000	314,193
Graphic Packaging International LLC 6.375% 7/15/2032 (n)		620,000	625,183
			7,888,642
Metals & Mining - 0.0%
Alcoa Nederland Holding BV 7.125% 3/15/2031 (n)		145,000	151,347
Alumina Pty Ltd 6.375% 9/15/2032 (n)		1,035,000	1,061,940
Coeur Mining Inc 6.875% 4/1/2032 (n)		345,000	357,358
Commercial Metals Co 3.875% 2/15/2031		775,000	723,579
Commercial Metals Co 4.375% 3/15/2032		185,000	174,296
Commercial Metals Co 5.75% 11/15/2033 (n)		360,000	360,271
Commercial Metals Co 6% 12/15/2035 (n)		110,000	110,205
Kaiser Aluminum Corp 5.875% 3/1/2034 (n)		215,000	213,980
Novelis Corp 3.875% 8/15/2031 (n)		400,000	363,814
			3,516,790
TOTAL MATERIALS			85,883,636
Real Estate - 1.0%
Diversified REITs - 0.1%
GLP Capital LP / GLP Financing II Inc 5.625% 3/1/2036		925,000	908,052
GLP Capital LP / GLP Financing II Inc 5.625% 9/15/2034		14,650,000	14,605,429
Piedmont Operating Partnership LP 2.75% 4/1/2032		3,748,000	3,186,300
Piedmont Operating Partnership LP 5.625% 1/15/2033		13,500,000	13,392,557
Piedmont Operating Partnership LP 6.875% 7/15/2029		10,020,000	10,532,874
Store Capital LLC 2.7% 12/1/2031		1,415,000	1,244,813
Store Capital LLC 2.75% 11/18/2030		3,456,000	3,117,894
Store Capital LLC 4.625% 3/15/2029		2,374,000	2,352,578
VICI Properties LP 4.75% 2/15/2028		14,680,000	14,700,019
VICI Properties LP 4.75% 4/1/2028		6,305,000	6,304,742
VICI Properties LP 4.95% 2/15/2030		21,594,000	21,598,037
VICI Properties LP 5.125% 11/15/2031		5,400,000	5,402,313
VICI Properties LP 5.125% 5/15/2032		14,187,000	14,079,161
VICI Properties LP 5.75% 4/1/2034		4,314,000	4,400,095
Vornado Realty LP 2.15% 6/1/2026		4,402,000	4,402,000
Vornado Realty LP 3.4% 6/1/2031		12,870,000	11,759,639
WP Carey Inc 2.4% 2/1/2031		3,511,000	3,155,324
WP Carey Inc 3.85% 7/15/2029		1,991,000	1,947,788
WP Carey Inc 4.25% 7/23/2032	EUR	300,000	357,279
			137,446,894
Health Care REITs - 0.3%
Alexandria Real Estate Equities Inc 2% 5/18/2032		8,258,000	6,951,444
Alexandria Real Estate Equities Inc 4.9% 12/15/2030		7,224,000	7,234,137
Alexandria Real Estate Equities Inc 5.25% 3/15/2036		23,250,000	22,826,301
Healthcare Realty Holdings LP 3.1% 2/15/2030		1,868,000	1,759,734
Healthpeak OP LLC 4.75% 1/15/2033		22,285,000	21,867,624
National Health Investors Inc 5.35% 2/1/2033		3,761,000	3,733,798
Omega Healthcare Investors Inc 3.25% 4/15/2033		25,514,000	22,615,335
Omega Healthcare Investors Inc 3.375% 2/1/2031		11,878,000	11,032,782
Omega Healthcare Investors Inc 3.625% 10/1/2029		8,376,000	8,049,504
Omega Healthcare Investors Inc 4.5% 4/1/2027		716,000	715,425
Omega Healthcare Investors Inc 4.75% 1/15/2028		11,294,000	11,310,620
Ventas Realty LP 2.5% 9/1/2031		25,590,000	22,795,652
Ventas Realty LP 3% 1/15/2030		16,847,000	15,895,282
Ventas Realty LP 4% 3/1/2028		2,553,000	2,531,337
Ventas Realty LP 4.4% 1/15/2029		6,227,000	6,199,490
Ventas Realty LP 4.75% 11/15/2030		16,500,000	16,534,107
Ventas Realty LP 5.1% 7/15/2032		14,363,000	14,476,902
			196,529,474
Hotel & Resort REITs - 0.0%
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 4.875% 5/15/2029 (n)		800,000	781,370
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 7% 2/1/2030 (n)		255,000	261,083
RHP Hotel Properties LP / RHP Finance Corp 5.75% 3/15/2034 (n)		325,000	322,425
RHP Hotel Properties LP / RHP Finance Corp 6.5% 4/1/2032 (n)		475,000	487,046
RHP Hotel Properties LP / RHP Finance Corp 6.5% 6/15/2033 (n)		370,000	380,589
			2,232,513
Industrial REITs - 0.0%
LXP Industrial Trust 2.7% 9/15/2030		1,445,000	1,317,534
Prologis Euro Finance LLC 3.25% 9/22/2032	EUR	690,000	787,822
			2,105,356
Office REITs - 0.1%
Boston Properties LP 4.5% 12/1/2028		4,766,000	4,752,772
COPT Defense Properties LP 2% 1/15/2029		7,631,000	7,141,879
COPT Defense Properties LP 2.75% 4/15/2031		8,767,000	7,954,536
COPT Defense Properties LP 2.9% 12/1/2033		17,416,000	14,847,165
COPT Defense Properties LP 4.5% 10/15/2030		2,765,000	2,716,328
Hudson Pacific Properties LP 3.95% 11/1/2027		2,573,000	2,499,931
Hudson Pacific Properties LP 4.65% 4/1/2029		10,668,000	10,021,500
Hudson Pacific Properties LP 5.95% 2/15/2028		17,949,000	17,778,538
Kilroy Realty LP 2.5% 11/15/2032		1,800,000	1,491,577
Kilroy Realty LP 2.65% 11/15/2033		4,817,000	3,876,444
Kilroy Realty LP 5.875% 10/15/2035		3,943,000	3,866,359
			76,947,029
Real Estate Management & Development - 0.1%
Brandywine Operating Partnership LP 3.95% 11/15/2027		4,382,000	4,276,016
Brandywine Operating Partnership LP 4.55% 10/1/2029		1,896,000	1,778,282
Brandywine Operating Partnership LP 8.3% 3/15/2028		16,730,000	17,357,442
Brandywine Operating Partnership LP 8.875% 4/12/2029		22,481,000	23,712,734
CBRE Services Inc 2.5% 4/1/2031		10,225,000	9,206,216
Essex Portfolio LP 5.5% 4/1/2034		4,442,000	4,527,158
Extra Space Storage LP 4.95% 1/15/2033		10,409,000	10,323,766
Howard Hughes Corp/The 4.375% 2/1/2031 (n)		935,000	878,825
Kennedy-Wilson Inc 7% 6/1/2031 (n)		850,000	869,840
Tanger Properties LP 2.75% 9/1/2031		19,449,000	17,379,150
Tanger Properties LP 3.125% 9/1/2026		2,628,000	2,620,758
Tanger Properties LP 3.875% 7/15/2027		11,191,000	11,105,631
Taylor Morrison Communities Inc 5.75% 1/15/2028 (n)		555,000	560,380
Taylor Morrison Communities Inc 5.75% 11/15/2032 (n)		180,000	180,873
			104,777,071
Residential REITs - 0.1%
American Homes 4 Rent LP 2.375% 7/15/2031		1,482,000	1,311,096
American Homes 4 Rent LP 3.375% 7/15/2051		2,291,000	1,529,541
American Homes 4 Rent LP 3.625% 4/15/2032		8,742,000	8,136,576
American Homes 4 Rent LP 4.3% 4/15/2052		5,604,000	4,368,459
American Homes 4 Rent LP 4.95% 6/15/2030		2,538,000	2,549,390
American Homes 4 Rent LP 5.5% 7/15/2034		10,177,000	10,296,370
Invitation Homes Operating Partnership LP 2% 8/15/2031		2,893,000	2,491,768
Invitation Homes Operating Partnership LP 4.15% 4/15/2032		13,560,000	12,899,082
Invitation Homes Operating Partnership LP 4.875% 2/1/2035		8,722,000	8,471,450
Invitation Homes Operating Partnership LP 4.95% 1/15/2033		13,634,000	13,452,849
Sun Communities Operating LP 2.3% 11/1/2028		4,282,000	4,063,639
Sun Communities Operating LP 2.7% 7/15/2031		9,688,000	8,724,777
Sun Communities Operating LP 4.2% 4/15/2032		9,341,000	8,962,795
UDR Inc 2.1% 8/1/2032		4,480,000	3,809,241
UDR Inc 5.125% 9/1/2034		5,000,000	4,981,391
			96,048,424
Retail REITs - 0.3%
Agree LP 4.8% 10/1/2032		6,806,000	6,752,321
Agree LP 5.6% 6/15/2035		16,159,000	16,607,033
Agree LP 5.625% 6/15/2034		18,770,000	19,331,448
Brixmor Operating Partnership LP 4.05% 7/1/2030		10,487,000	10,209,261
Brixmor Operating Partnership LP 4.125% 5/15/2029		20,383,000	20,113,617
Brixmor Operating Partnership LP 4.85% 2/15/2033		6,561,000	6,458,812
Brixmor Operating Partnership LP 5.5% 2/15/2034		6,800,000	6,937,534
Kimco Realty OP LLC 2.25% 12/1/2031		15,265,000	13,509,312
Kite Realty Group LP 5.5% 3/1/2034		5,568,000	5,648,091
Kite Realty Group Trust 4.75% 9/15/2030		20,325,000	20,346,529
NNN REIT Inc 5.6% 10/15/2033		12,000,000	12,361,516
Phillips Edison Grocery Center Operating Partnership I LP 2.625% 11/15/2031		5,917,000	5,271,713
Phillips Edison Grocery Center Operating Partnership I LP 4.75% 3/15/2033		7,122,000	6,982,352
Phillips Edison Grocery Center Operating Partnership I LP 4.95% 1/15/2035		9,000,000	8,802,007
Phillips Edison Grocery Center Operating Partnership I LP 5.75% 7/15/2034		12,448,000	12,893,002
Realty Income Corp 2.1% 3/15/2028		1,631,000	1,567,266
Realty Income Corp 2.85% 12/15/2032		300,000	266,235
Realty Income Corp 3.375% 6/20/2031	EUR	900,000	1,038,244
Regency Centers LP 4.5% 3/15/2033		1,616,000	1,576,729
Regency Centers LP 5.1% 1/15/2035		10,000,000	10,019,601
Simon Property Group LP 2.45% 9/13/2029		3,008,000	2,819,360
			189,511,983
Specialized REITs - 0.0%
American Tower Corp 2.1% 6/15/2030		3,550,000	3,214,899
American Tower Corp 3.625% 5/30/2032	EUR	1,150,000	1,345,377
American Tower Corp 4.7% 12/15/2032		9,720,000	9,592,791
American Tower Corp 4.9% 3/15/2030		7,500,000	7,568,433
Iron Mountain Inc 4.875% 9/15/2029 (n)		890,000	874,465
Millrose Properties Inc 6.375% 8/1/2030 (n)		880,000	892,117
Public Storage Operating Co 5% 12/15/2035		2,979,000	2,950,016
SBA Communications Corp 3.125% 2/1/2029		2,025,000	1,942,107
			28,380,205
TOTAL REAL ESTATE			833,978,949
Utilities - 1.0%
Electric Utilities - 0.7%
AEP Texas Inc 5.2% 4/15/2036		5,176,000	5,093,477
AEP Texas Inc 5.7% 5/15/2034		2,023,000	2,091,486
AEP Texas Inc 5.85% 10/15/2055		12,751,000	12,477,486
AEP Transmission Co LLC 5.25% 6/1/2036		13,100,000	13,188,705
AEP Transmission Co LLC 5.375% 6/15/2035		5,000,000	5,092,475
Alabama Power Co 3.05% 3/15/2032		18,116,000	16,653,228
Alabama Power Co 5.1% 4/2/2035		8,723,000	8,795,433
American Electric Power Co Inc 5.8% 3/15/2056 (b)		365,000	363,873
American Electric Power Co Inc 6.05% 3/15/2056 (b)		365,000	361,954
American Transmission Systems Inc 2.65% 1/15/2032 (n)		5,846,000	5,225,258
Arizona Public Service Co 5.1% 3/15/2036		9,990,000	9,862,634
Clearway Energy Operating LLC 3.75% 2/15/2031 (n)		1,145,000	1,067,029
Clearway Energy Operating LLC 4.75% 3/15/2028 (n)		120,000	119,129
Clearway Energy Operating LLC 5.75% 1/15/2034 (n)		480,000	476,697
Cleco Corporate Holdings LLC 3.375% 9/15/2029		11,796,000	11,153,116
Cleco Corporate Holdings LLC 4.973% 5/1/2046		8,304,000	7,057,362
Cleco Power LLC 5.3% 1/15/2036 (n)		5,294,000	5,250,353
Cleveland Electric Illuminating Co/The 3.5% 4/1/2028 (n)		5,498,000	5,392,154
Cleveland Electric Illuminating Co/The 5.95% 12/15/2036		2,055,000	2,122,424
Consolidated Edison Co of New York Inc 5.125% 3/15/2035		9,000,000	9,045,955
Consolidated Edison Co of New York Inc 5.2% 3/1/2033		8,097,000	8,284,011
Consolidated Edison Co of New York Inc 5.5% 3/15/2034		5,000,000	5,203,322
Consolidated Edison Co of New York Inc 5.5% 3/15/2055		9,000,000	8,600,669
Consolidated Edison Co of New York Inc 6.3% 8/15/2037		5,000,000	5,398,750
DPL LLC/Ohio 4.35% 4/15/2029		7,785,000	7,515,132
Duke Energy Carolinas LLC 4.95% 1/15/2033		8,000,000	8,115,849
Duke Energy Corp 2.45% 6/1/2030		5,890,000	5,435,029
Duke Energy Corp 2.55% 6/15/2031		4,359,000	3,945,938
Duke Energy Corp 3.85% 6/15/2034	EUR	1,450,000	1,688,504
Duke Energy Corp 4.3% 3/15/2028		2,316,000	2,312,876
Duke Energy Corp 4.5% 8/15/2032		12,535,000	12,357,301
Duke Energy Corp 4.95% 9/15/2035		3,815,000	3,744,392
Duke Energy Corp 5% 8/15/2052		17,535,000	15,240,584
Duke Energy Corp 6.1% 9/15/2053		8,700,000	8,827,870
Duke Energy Indiana LLC 4.9% 7/15/2043		1,678,000	1,541,178
Duquesne Light Holdings Inc 2.532% 10/1/2030 (n)		7,005,000	6,301,145
Duquesne Light Holdings Inc 2.775% 1/7/2032 (n)		14,070,000	12,407,455
Duquesne Light Holdings Inc 3.616% 8/1/2027 (n)		2,736,000	2,705,318
Edison International 7.875% 6/15/2054 (b)		454,000	464,465
Edison International 8.125% 6/15/2053 (b)		135,000	137,864
Emera US Finance LLC 4.5% 4/1/2029		5,500,000	5,476,967
Emera US Finance LLC 5.2% 4/1/2033		4,612,000	4,590,559
Eversource Energy 6.1% 8/15/2056 (b)		325,000	322,997
Eversource Energy 6.35% 8/15/2056 (b)		310,000	310,721
Exelon Corp 2.75% 3/15/2027		269,000	265,825
Exelon Corp 3.35% 3/15/2032		20,066,000	18,592,337
Exelon Corp 4.05% 4/15/2030		4,724,000	4,621,537
Exelon Corp 4.1% 3/15/2052		379,000	290,459
Exelon Corp 5.15% 3/15/2029		6,500,000	6,608,491
Exelon Corp 5.3% 3/15/2033		9,000,000	9,213,240
Exelon Corp 5.45% 3/15/2034		7,200,000	7,377,390
Exelon Corp 5.6% 3/15/2053		6,800,000	6,521,626
FirstEnergy Corp 2.25% 9/1/2030		5,756,000	5,185,490
FirstEnergy Corp 2.65% 3/1/2030		11,794,000	10,929,570
FirstEnergy Corp 3.4% 3/1/2050		7,000,000	4,767,719
FirstEnergy Pennsylvania Electric Co 5.2% 4/1/2028 (n)		6,490,000	6,563,875
FirstEnergy Transmission LLC 4.55% 1/15/2030		3,100,000	3,089,071
FirstEnergy Transmission LLC 4.75% 1/15/2033		13,738,000	13,517,813
Georgia Power Co 4.65% 5/16/2028		5,500,000	5,531,811
Georgia Power Co 5.25% 3/15/2034		8,750,000	8,919,492
Hawaiian Electric Co Inc 6% 10/1/2033 (n)		310,000	307,681
Indianapolis Power & Light Co 5.7% 4/1/2054 (n)		5,000,000	4,912,882
IPALCO Enterprises Inc 4.25% 5/1/2030		8,967,000	8,691,249
IPALCO Enterprises Inc 5.75% 4/1/2034		22,200,000	22,044,690
ITC Holdings Corp 5.65% 5/9/2034 (n)		11,700,000	12,018,623
Monongahela Power Co 5.85% 2/15/2034 (n)		6,875,000	7,197,631
NRG Energy Inc 3.625% 2/15/2031 (n)		915,000	848,612
NRG Energy Inc 5.25% 6/15/2029 (n)		409,000	406,926
NRG Energy Inc 5.75% 1/15/2028		961,000	962,286
NRG Energy Inc 5.75% 1/15/2034 (n)		900,000	890,219
NRG Energy Inc 5.875% 5/15/2034 (n)		205,000	203,711
NRG Energy Inc 6% 1/15/2036 (n)		1,260,000	1,251,586
NRG Energy Inc 6.125% 5/15/2036 (n)		215,000	214,533
NRG Energy Inc 6.25% 11/1/2034 (n)		1,105,000	1,114,431
Ohio Edison Co 4.95% 12/15/2029 (n)		4,124,000	4,170,584
Pacific Gas and Electric Co 5.9% 10/1/2054		8,600,000	8,137,970
PG&E Corp 5% 7/1/2028		355,000	353,262
PG&E Corp 6.85% 9/15/2056 (b)		576,000	573,955
PG&E Corp 7.375% 3/15/2055 (b)		1,400,000	1,425,735
Pinnacle West Capital Corp 4.9% 5/15/2028		1,765,000	1,776,487
Pinnacle West Capital Corp 5.15% 5/15/2030		3,419,000	3,468,662
PPL Capital Funding Inc 5.25% 9/1/2034		7,291,000	7,329,429
Sierra Pacific Power Co 6.2% 12/15/2055 (b)		895,000	885,370
Sierra Pacific Power Co 6.375% 9/15/2056 (b)		740,000	738,992
Southern Co/The 1.875% 9/15/2081 (b)	EUR	2,400,000	2,733,071
Southern Co/The 3.7% 4/30/2030		9,229,000	8,939,807
Southern Co/The 4.4% 7/1/2046		8,095,000	6,766,124
Southern Co/The 4.85% 3/15/2035		4,650,000	4,541,714
Southern Co/The 5.113% 8/1/2027 (o)		1,724,000	1,737,924
Southern Co/The 5.5% 3/15/2029		7,200,000	7,385,204
Southern Co/The 5.7% 3/15/2034		11,450,000	11,881,858
Southwestern Electric Power Co 5.2% 4/1/2036		8,375,000	8,271,624
Southwestern Electric Power Co 5.3% 4/1/2033		10,125,000	10,275,088
Southwestern Electric Power Co 5.9% 4/1/2056		11,600,000	11,409,788
Tampa Electric Co 6.55% 5/15/2036		280,000	305,292
Union Electric Co 4.8% 3/15/2036		7,500,000	7,307,701
Virginia Electric and Power Co 2.3% 11/15/2031		2,300,000	2,048,148
Virginia Electric and Power Co 2.4% 3/30/2032		1,724,000	1,523,145
Virginia Electric and Power Co 3.75% 5/15/2027		2,000,000	1,993,139
Virginia Electric and Power Co 5.55% 8/15/2054		2,334,000	2,253,080
Vistra Operations Co LLC 4.375% 5/1/2029 (n)		510,000	500,147
Vistra Operations Co LLC 4.55% 10/30/2028 (n)		3,131,000	3,117,999
Vistra Operations Co LLC 4.7% 1/31/2031 (n)		11,200,000	11,004,757
Vistra Operations Co LLC 5% 4/30/2031 (n)		10,741,000	10,687,619
Vistra Operations Co LLC 5% 7/31/2027 (n)		3,190,000	3,188,001
Vistra Operations Co LLC 5.25% 4/30/2033 (n)		10,112,000	10,047,201
Vistra Operations Co LLC 5.55% 4/30/2036 (n)		17,983,000	17,908,297
Vistra Operations Co LLC 7.75% 10/15/2031 (n)		1,025,000	1,074,449
Xcel Energy Inc 3.5% 12/1/2049		4,570,000	3,215,961
Xcel Energy Inc 4.8% 9/15/2041		311,000	277,008
Xcel Energy Inc 5.75% 12/3/2056 (b)		925,000	916,481
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (n)		345,000	359,330
XPLR Infrastructure Operating Partners LP 7.75% 4/15/2034 (n)		420,000	443,500
XPLR Infrastructure Operating Partners LP 8.375% 1/15/2031 (n)		295,000	316,252
			606,170,085
Gas Utilities - 0.0%
Boston Gas Co 4.487% 2/15/2042 (n)		1,118,000	949,770
Southern Co Gas Capital Corp 3.15% 9/30/2051		3,046,000	1,998,989
Southern Co Gas Capital Corp 5.1% 9/15/2035		7,546,000	7,484,512
			10,433,271
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The 2.45% 1/15/2031		51,451,000	46,107,905
AES Corp/The 3.95% 7/15/2030 (n)		21,858,000	20,990,517
Alpha Generation LLC 6.25% 1/15/2034 (n)		505,000	500,632
Alpha Generation LLC 6.75% 10/15/2032 (n)		675,000	690,684
Southern Power Co 4.25% 10/1/2030		7,399,000	7,299,117
Southern Power Co 4.9% 10/1/2035		7,734,000	7,539,864
Sunnova Energy Corp 5.875% (k)(l)(n)		760,000	1,900
Talen Energy Supply LLC 6.25% 2/1/2034 (n)		790,000	787,094
Talen Energy Supply LLC 6.5% 2/1/2036 (n)		830,000	834,680
TerraForm Power Operating LLC 5% 1/31/2028 (n)		356,000	353,978
			85,106,371
Multi-Utilities - 0.2%
Berkshire Hathaway Energy Co 3.25% 4/15/2028		2,069,000	2,031,096
Berkshire Hathaway Energy Co 3.7% 7/15/2030		161,000	156,156
DTE Energy Co 5.2% 4/1/2030		9,729,000	9,894,316
NiSource Inc 1.7% 2/15/2031		3,114,000	2,720,825
NiSource Inc 2.95% 9/1/2029		21,895,000	20,820,312
NiSource Inc 3.6% 5/1/2030		21,588,000	20,788,899
NiSource Inc 4.375% 5/15/2047		3,114,000	2,561,579
NiSource Inc 4.75% 5/18/2031		2,180,000	2,178,825
NiSource Inc 4.8% 2/15/2044		4,982,000	4,412,428
NiSource Inc 5% 6/15/2052		2,180,000	1,901,156
NiSource Inc 5.25% 2/15/2043		132,000	124,038
NiSource Inc 5.25% 3/30/2028		4,400,000	4,460,661
NiSource Inc 5.3% 5/18/2036		2,728,000	2,729,176
NiSource Inc 5.35% 4/1/2034		9,500,000	9,698,124
NiSource Inc 5.4% 6/30/2033		5,000,000	5,128,017
NiSource Inc 5.95% 6/15/2041		2,375,000	2,428,723
Public Service Enterprise Group Inc 4.9% 3/15/2030		2,250,000	2,272,437
Puget Energy Inc 2.379% 6/15/2028		6,588,000	6,298,276
Puget Energy Inc 4.1% 6/15/2030		7,982,000	7,740,209
Puget Energy Inc 4.224% 3/15/2032		27,701,000	26,603,326
Puget Energy Inc 5.725% 3/15/2035		19,712,000	19,859,283
Sempra 6.375% 4/1/2056 (b)		890,000	900,263
WEC Energy Group Inc 2.2% 12/15/2028		3,114,000	2,949,506
			158,657,631
TOTAL UTILITIES			860,367,358
TOTAL UNITED STATES			9,120,320,585
UZBEKISTAN - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Navoi Mining & Metallurgical Combinat 6.7% 10/17/2028 (n)		1,880,000	1,933,599
Navoi Mining & Metallurgical Combinat 6.75% 5/14/2030 (n)		4,915,000	5,106,243
Navoi Mining & Metallurgical Combinat 6.95% 10/17/2031 (n)		1,665,000	1,763,035
Navoiyuran State Enterprise 6.7% 7/2/2030 (n)		2,595,000	2,630,681

TOTAL UZBEKISTAN			11,433,558
VENEZUELA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petroleos de Venezuela SA 5.375% (l)(p)		39,005,000	14,841,403
Petroleos de Venezuela SA 5.5% (l)(p)		47,175,000	17,976,034
Petroleos de Venezuela SA 8.5% (l)(p)		7,217,500	7,513,417

TOTAL VENEZUELA			40,330,854
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd 6.375% 2/15/2036 (n)		350,000	345,461
First Quantum Minerals Ltd 7.25% 2/15/2034 (n)		200,000	205,168
First Quantum Minerals Ltd 8% 3/1/2033 (n)		970,000	1,012,777

TOTAL ZAMBIA			1,563,406
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $12,027,571,969)			12,030,104,217

Preferred Securities - 0.1%
		Principal Amount (a)	Value ($)
BRAZIL - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd 8.25% (p)(v)		1,120,000	1,112,499
CANADA - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Enbridge Inc 5.75% 7/15/2080 (b)		3,553,000	3,661,623
Financials - 0.1%
Banks - 0.1%
Bank of Nova Scotia/The CME Term SOFR 3 month Index + 2.9096%, 6.5783% (b)(c)(v)		19,859,000	19,913,984
TOTAL CANADA			23,575,607
CHILE - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco de Credito e Inversiones SA 7.5% (b)(n)(v)		2,090,000	2,257,739
Banco de Credito e Inversiones SA 8.75% (b)(n)(v)		2,230,000	2,454,257

TOTAL CHILE			4,711,996
CZECH REPUBLIC - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CPI Property Group SA 3.75% (b)(p)(v)	EUR	650,000	713,689
FINLAND - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Citycon Oyj 7.875% (b)(p)(v)	EUR	590,000	617,980
FRANCE - 0.0%
Financials - 0.0%
Banks - 0.0%
BNP Paribas SA 6.875% (b)(n)(v)		545,000	558,711
BNP Paribas SA 7.2% (b)(n)(v)		485,000	490,574
BNP Paribas SA 7.45% (b)(n)(v)		520,000	553,193

TOTAL FRANCE			1,602,478
GERMANY - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Volkswagen International Finance NV 3.748% (b)(p)(v)	EUR	500,000	592,308
Volkswagen International Finance NV 3.875% (b)(p)(v)	EUR	1,500,000	1,792,635
TOTAL CONSUMER DISCRETIONARY			2,384,943
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Aroundtown Finance Sarl 7.875% (b)(v)		2,550,000	2,672,311
TOTAL GERMANY			5,057,254
MEXICO - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco Mercantil del Norte SA/Grand Cayman 7.625% (b)(n)(v)		4,045,000	4,109,076
Banco Mercantil del Norte SA/Grand Cayman 8.375% (b)(n)(v)		1,410,000	1,463,201
TOTAL FINANCIALS			5,572,277
Materials - 0.0%
Construction Materials - 0.0%
Cemex SAB de CV 5.125% (b)(n)(v)		6,715,000	6,770,043
Cemex SAB de CV 7.2% (b)(n)(v)		7,985,000	8,349,428
TOTAL MATERIALS			15,119,471
TOTAL MEXICO			20,691,748
MOROCCO - 0.0%
Materials - 0.0%
Chemicals - 0.0%
OCP SA 6.7405% (b)(n)(v)		4,110,000	4,105,509
OCP SA 7.3682% (b)(n)(v)		590,000	588,877

TOTAL MOROCCO			4,694,386
SWEDEN - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Heimstaden Bostad AB 3.625% (b)(p)(v)	EUR	195,000	228,656
Samhallsbyggnadsbolaget i Norden AB 5 year EUR Swap Annual Index + 2.814%, 4.9355% (b)(c)(l)(p)(v)	EUR	1,385,000	1,114,775

TOTAL SWEDEN			1,343,431
SWITZERLAND - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Credit Suisse Group AG Claim 5 year USD Swap Index + 4.598%, 0% (b)(c)(k)(l)(p)(v)		4,925,000	1,182,000
UBS Group AG 4.375% (b)(n)(v)		2,239,000	2,075,098
UBS Group AG 4.875% (b)(n)(v)		4,770,000	4,821,654

TOTAL SWITZERLAND			8,078,752
UNITED ARAB EMIRATES - 0.0%
Financials - 0.0%
Banks - 0.0%
Emirates NBD Bank PJSC 6.25% (b)(p)(v)		2,110,000	2,180,589
UNITED KINGDOM - 0.0%
Financials - 0.0%
Banks - 0.0%
Barclays PLC 7.625% (b)(v)		870,000	930,371
Barclays PLC 8.875% (b)(p)(v)	GBP	500,000	707,429
HSBC Holdings PLC 6.75% (b)(v)		370,000	379,106
HSBC Holdings PLC 7% (b)(v)		370,000	382,390
HSBC Holdings PLC 7.05% (b)(v)		690,000	730,488
TOTAL FINANCIALS			3,129,784
Industrials - 0.0%
Ground Transportation - 0.0%
Mobico Group PLC 7.853% (b)(p)(v)	GBP	670,000	537,434
TOTAL UNITED KINGDOM			3,667,218
UNITED STATES - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Energy Transfer LP Series G, 7.125% (b)(v)		1,274,000	1,319,422
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.3716%, 8.0227% (b)(c)(v)		1,075,000	1,080,685
Sunoco LP 7.875% (b)(n)(v)		1,139,000	1,207,837
TOTAL ENERGY			3,607,944
Financials - 0.0%
Banks - 0.0%
Bank of America Corp 6.25% (b)(v)		1,249,000	1,275,318
BW Real Estate Inc 9.5% (b)(n)(v)		347,000	355,486
Citigroup Inc 6.5% (b)(v)		725,000	734,749
Citigroup Inc 6.625% (b)(v)		655,000	666,944
Citigroup Inc 6.75% (b)(v)		690,000	698,720
Citigroup Inc 6.875% (b)(v)		825,000	844,091
Citigroup Inc 7.125% (b)(v)		770,000	788,792
JPMorgan Chase & Co 6.1% (b)(v)		1,465,000	1,482,750
JPMorgan Chase & Co 6.5% (b)(v)		505,000	523,053
Truist Financial Corp 6.25% (b)(v)		440,000	441,013
Wells Fargo & Co 6.125% (b)(v)		1,240,000	1,265,463
Wells Fargo & Co 7.625% (b)(v)		540,000	577,022
			9,653,401
Capital Markets - 0.0%
Bank of New York Mellon Corp/The 5.625% (b)(v)		741,000	747,202
Charles Schwab Corp/The 4% (b)(v)		872,000	823,481
Goldman Sachs Group Inc/The 6.85% (b)(v)		851,000	890,575
			2,461,258
Consumer Finance - 0.0%
Ally Financial Inc 5 year U.S. Treasury Index + 0%, 7.1% (b)(c)(v)		670,000	678,525
TOTAL FINANCIALS			12,793,184
TOTAL UNITED STATES			16,401,128
TOTAL PREFERRED SECURITIES (Cost $94,628,608)			94,448,755

Short-Term Funds - 0.7%
	Shares	Value ($)
Fidelity SAI Short-Term Bond Fund (x) (Cost $668,081,098)	69,643,842	674,848,832

U.S. Government Agency - Mortgage Securities - 21.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 21.0%
Fannie Mae 2% 3/1/2052	8,058,766	6,510,540
Fannie Mae 2% 5/1/2052	1,422,160	1,160,050
Fannie Mae 2.5% 4/1/2052	9,848,484	8,397,931
Fannie Mae 2.5% 5/1/2052	722,796	614,079
Fannie Mae 2.5% 6/1/2052	21,753,106	18,603,541
Fannie Mae 3% 6/1/2052	551,660	491,605
Fannie Mae 3.5% 12/1/2036	1,878,570	1,819,324
Fannie Mae 3.5% 5/1/2036	1,416,833	1,376,448
Fannie Mae 5.5% 2/1/2055	14,697,345	14,931,529
Fannie Mae 5.5% 9/1/2054	209,918	211,609
Fannie Mae 6% 12/1/2054	17,836,736	18,596,872
Fannie Mae 6.5% 7/1/2054	4,951,368	5,214,065
Fannie Mae 7% 6/1/2054	224,601	241,155
Fannie Mae 7% 7/1/2054	204,811	220,514
Fannie Mae 7% 8/1/2054	349,825	374,488
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.445%, 5.57% 4/1/2037 (b)(c)	5,359	5,499
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.462%, 5.96% 1/1/2035 (b)(c)	1,115	1,144
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.48%, 6.105% 7/1/2034 (b)(c)	576	589
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.553%, 6.178% 6/1/2036 (b)(c)	2,350	2,417
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.565%, 5.69% 3/1/2037 (b)(c)	4,949	5,096
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6095%, 6.335% 5/1/2035 (b)(c)	5,266	5,410
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.611%, 6.361% 8/1/2035 (b)(c)	2,573	2,649
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.63%, 6.315% 9/1/2036 (b)(c)	1,023	1,055
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.667%, 6.099% 11/1/2036 (b)(c)	1,397	1,439
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.673%, 6.053% 3/1/2033 (b)(c)	2,216	2,268
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6792%, 6.103% 7/1/2043 (b)(c)	54,132	56,318
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6834%, 6.076% 5/1/2036 (b)(c)	3,333	3,436
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.7%, 6.127% 6/1/2042 (b)(c)	4,915	5,116
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.7394%, 6.079% 3/1/2040 (b)(c)	9,182	9,555
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.095% 7/1/2035 (b)(c)	1,590	1,636
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.5% 8/1/2041 (b)(c)	15,981	16,684
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 6.07% 1/1/2042 (b)(c)	19,554	20,420
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 6.478% 7/1/2041 (b)(c)	1,597	1,669
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.806%, 6.392% 12/1/2040 (b)(c)	173,974	181,940
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.81%, 6.06% 12/1/2039 (b)(c)	2,969	3,093
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 5.963% 2/1/2042 (b)(c)	9,058	9,460
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.508% 7/1/2041 (b)(c)	3,233	3,382
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.568% 9/1/2041 (b)(c)	2,704	2,826
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.83%, 6.58% 10/1/2041 (b)(c)	943	986
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.955%, 6.705% 7/1/2037 (b)(c)	12,516	13,033
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.208%, 5.708% 3/1/2035 (b)(c)	2,207	2,275
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.27%, 6.218% 6/1/2036 (b)(c)	7,855	8,101
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.275%, 6.377% 10/1/2033 (b)(c)	3,023	3,109
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.46%, 6.381% 7/1/2034 (b)(c)	1,886	1,937
Fannie Mae Mortgage pass-thru certificates 1% 12/1/2036	65,066,027	55,750,824
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2036	23,352,330	21,061,051
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2037	15,054,011	13,529,900
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2041	3,964,691	3,353,468
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2051	22,904,014	17,551,499
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2036	2,532,286	2,279,867
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	4,723,375	4,259,928
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	1,577,613	1,422,821
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	1,505,468	1,357,755
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	416,317	375,469
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	285,607	257,584
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2037	2,726,813	2,455,003
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2040	2,346,423	1,987,753
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2041 (g)	30,026,564	25,184,159
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2050	42,054	32,292
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	8,123,240	7,326,206
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	288,652	260,330
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2040	8,719,843	7,381,135
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2050	146,376	112,306
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	629,045	567,324
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	463,390	417,923
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	454,324	409,747
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2041	2,439,413	2,061,712
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2051	26,323,188	20,286,799
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2051	18,475,689	14,158,044
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	599,332	539,590
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	188,661	169,855
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	111,842	100,693
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2041	2,489,736	2,102,804
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	4,561,390	4,106,710
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	618,483	556,832
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2031	4,629,753	4,386,230
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2036	322,132	290,022
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2051	28,932	22,144
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	9,734,748	8,764,385
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	648,895	583,199
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051	1,735,168	1,344,311
Fannie Mae Mortgage pass-thru certificates 1.5% 8/1/2050	64,650	49,602
Fannie Mae Mortgage pass-thru certificates 1.5% 8/1/2051	314,793	240,933
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2035	84,946	76,770
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2037	10,562,389	9,745,794
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	34,358,115	27,778,811
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	30,664,163	24,964,707
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	195,260	158,541
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	7,581,910	6,558,578
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	1,569,643	1,359,551
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	32,747	28,366
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	8,353,376	6,860,799
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	4,311,466	3,488,550
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	1,337,258	1,083,274
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	37,020	30,359
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	28,902,938	23,539,868
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	19,981,429	16,367,448
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	11,519,888	9,227,522
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	8,191,303	6,679,049
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	3,474,917	2,838,818
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2036	271,358	249,701
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2040	43,392,274	37,899,168
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	12,755,285	11,048,866
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	10,066,369	8,717,945
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	4,717,994	3,839,601
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	2,760,233	2,233,395
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	2,740,931	2,217,777
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	27,833,583	22,738,521
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	17,697,287	14,419,006
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	4,820,928	3,924,877
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	1,016,346	830,299
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	703,733	576,011
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	577,403	468,278
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	119,504	95,723
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	37,303,919	34,396,582
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	453,767	416,842
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	3,509,700	3,063,325
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	2,547,451	2,230,303
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2041	3,759,128	3,250,043
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	10,690,727	8,650,220
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	2,817,813	2,278,224
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	2,204,421	1,794,003
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	1,202,693	964,118
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	181,034	148,178
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	12,003,202	9,764,701
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	10,753,046	8,754,409
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	8,737,892	7,113,806
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	5,885,718	4,811,990
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	3,139,693	2,514,919
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	482,539	386,518
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	2,107,642	2,076,050
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	2,019,712	1,864,827
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	606,908	560,935
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	554,818	509,671
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	419,453	387,680
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	407,129	376,290
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	215,444	199,461
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2041	29,465	25,667
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	1,422,635	1,159,103
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	99,907	81,026
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	12,741	10,333
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	15,949,957	13,010,308
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	1,103,544	900,846
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	804,732	650,129
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	489,494	400,196
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2036	530,464	487,464
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2037	541,249	499,742
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	6,958,658	5,576,115
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	433,315	353,453
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	323,490	264,678
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	182,795	148,248
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	41,784	33,861
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	14,581,869	11,894,365
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	13,130,249	10,710,285
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	10,237,850	8,341,370
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	9,902,768	8,077,643
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	9,623,724	7,774,843
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	5,892,477	4,806,467
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	5,004,983	4,009,031
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	4,429,433	3,607,531
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	4,117,070	3,349,269
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	3,620,319	2,959,866
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	2,116,480	1,732,356
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	1,374,467	1,110,408
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	1,078,740	880,597
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	740,892	605,731
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	690,564	553,148
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	497,530	400,702
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	1,006,383	879,860
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	74,584,953	60,255,915
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	4,587,980	3,706,551
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	3,131,121	2,529,579
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	492,776	403,341
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	89,516	73,241
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	24,953,070	20,455,479
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	5,803,478	4,692,159
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	245,941	198,077
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2035	12,900,929	11,923,697
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2036	611,498	565,177
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2042	11,548,854	10,065,666
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	57,662	46,188
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2035	33,717,204	31,163,160
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2035	31,859,244	29,445,938
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2035	22,964,590	21,225,045
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2035	16,614,216	15,355,706
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2035	13,926,112	12,871,223
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2036	702,640	648,757
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	721,451	630,637
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	164,314	142,717
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2051	426,927	341,972
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2052	11,543,508	9,246,442
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2052	4,561,961	3,654,167
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2052	993,081	795,466
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2035	332,495	307,308
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2036	233,815	215,666
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	8,411,130	7,305,077
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	38,105,490	30,868,134
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	5,932,827	4,835,672
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	818,558	667,694
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	7,772,863	6,296,567
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	7,639,945	6,169,794
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	1,029,067	839,084
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	437,027	354,023
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	137,082	111,046
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2035	549,319	507,193
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	2,400,236	1,945,523
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	2,395,390	1,940,435
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	1,239,178	1,013,115
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2041	2,403,681	2,081,592
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2050	2,533,566	2,052,367
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2051	8,623,341	6,907,365
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	2,713,407	2,608,108
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	185,416	177,926
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	136,352	129,722
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	101,722	96,717
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	82,145	78,247
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	79,218	75,274
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2040	187,038	168,936
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	328,039	289,276
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	96,102	84,485
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	24,997	22,021
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	22,918	20,200
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	12,900	11,355
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	53,115,432	45,624,196
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	2,275,320	1,932,373
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	14,837,721	12,647,682
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	5,795,166	4,890,906
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	4,171,960	3,544,447
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	3,134,419	2,679,617
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	791,911	677,006
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	625,333	534,598
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	590,025	504,966
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	425,117	363,433
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2054	11,200,059	9,483,937
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	2,579,740	2,484,436
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	585,785	564,446
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2037	538,370	496,550
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2050	8,882,243	7,612,865
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2050	935,390	801,127
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	36,450,683	30,785,813
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	5,021,822	4,266,480
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	1,536,466	1,314,966
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	1,712,537	1,649,245
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	11,710,056	10,478,294
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	8,640,078	7,698,888
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	5,367,288	4,787,425
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	3,735,617	3,334,715
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	3,428,435	3,068,564
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	1,678,964	1,501,510
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2042	13,332	11,751
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	41,750,525	35,261,997
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	22,538,216	19,232,719
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	20,173,848	17,139,461
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	15,298,447	12,997,379
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	3,336,590	2,828,471
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	1,416,721	1,216,468
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	661,311	565,148
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	4,805,106	4,618,649
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	11,787,422	11,335,796
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2042	10,785	9,549
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2049	3,134,194	2,664,733
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2050	17,650	14,978
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	23,199,684	19,710,176
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	12,108,704	10,332,818
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	11,710,044	9,948,714
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	378,797	319,217
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	37,562	31,983
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	1,442,824	1,389,490
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	250,160	236,996
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2041	5,090,790	4,566,881
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2042	8,641,299	7,737,792
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2043	191,261	168,242
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2051	169,573	144,014
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2051	85,163	73,019
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	7,152,847	6,161,914
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	1,794,124	1,532,116
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	1,048,792	879,570
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	955,245	807,386
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	518,135	439,068
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	448,426	383,360
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2035	6,595,529	6,248,440
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2035	5,743,640	5,441,382
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2036	15,271,760	14,458,541
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2040	1,619,720	1,461,789
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2040	127,513	115,211
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2041	1,980,432	1,789,867
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2043	17,569	15,445
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2043	9,472	8,322
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	15,926,644	13,541,042
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	315,567	270,074
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	16,057,536	13,687,453
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	3,935,407	3,360,692
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	3,620,102	3,094,827
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	91,058	77,532
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2053	81,114	68,458
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2031	744,829	719,255
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	2,586,332	2,487,259
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2037	5,942,135	5,607,148
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2037	6,021,461	5,557,768
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2041	4,877,343	4,371,636
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2042	3,769,506	3,361,238
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	143,211	126,065
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	36,429	32,075
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	22,450	19,799
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	17,760,939	15,278,192
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	14,597,084	12,360,455
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	24,633,007	20,927,910
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	22,053,293	18,818,915
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	3,566,570	3,045,719
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	1,730,059	1,481,732
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	1,238,931	1,059,937
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	492,191	422,620
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	945,386	912,919
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	905,435	873,373
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	815,090	786,673
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	807,474	778,880
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	800,927	772,580
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	668,777	645,780
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	317,556	306,866
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2035	16,975,132	16,049,989
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2040	1,661,296	1,498,234
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	2,344,933	2,102,598
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	1,758,327	1,584,770
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	534,240	477,881
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	211,976	189,346
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	64,887,495	55,594,023
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	44,441,923	37,785,105
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	33,874,122	28,969,593
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	27,615,234	23,340,757
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	26,277,038	22,472,467
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	16,313,279	13,930,939
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	179,362	152,159
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	6,100,630	5,202,087
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	568,579	484,834
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2053	313,898	264,918
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	1,167,757	1,126,422
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	745,379	718,598
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	709,855	685,105
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2040	3,062,581	2,759,211
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	64,875,941	54,833,995
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	23,206,217	19,846,261
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2052	1,968,668	1,684,861
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2052	1,475,194	1,264,371
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2052	974,433	822,385
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2031	363,554	350,878
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2040	438,464	394,820
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	3,420,617	3,062,326
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	1,858,720	1,668,119
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2049	7,096,948	6,100,452
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	6,264,971	5,369,632
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	3,077,188	2,634,536
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	30,647	26,324
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	529,701	510,955
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	456,426	440,493
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2043	5,109	4,480
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2050 (f)	10,061,186	8,639,043
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2050	2,097,298	1,777,907
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	33,501,448	28,399,616
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	26,799,262	22,718,085
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	25,815,012	21,883,724
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	2,329,647	1,967,592
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2036	10,419,402	9,854,801
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2036	191,884	181,066
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2041	7,308,326	6,528,777
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2050	27,036,067	23,172,291
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2050	10,826,437	9,296,126
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2050	6,195,563	5,319,824
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	8,244,925	7,030,556
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	782,141	660,587
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2033	29,024	28,080
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	217,166	209,180
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	482,663	442,276
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	103,057	94,242
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	68,606	63,029
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	63,745	58,225
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	60,786	55,714
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	49,483	45,253
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	43,407	39,581
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	34,160	31,188
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	28,286	26,060
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	18,568	17,175
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	13,157	12,109
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	10,717	9,808
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	9,824	8,959
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	9,633	8,879
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	9,644	8,801
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	9,173	8,369
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	8,386	7,656
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	7,907	7,252
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	7,783	7,108
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	7,461	6,824
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	7,078	6,477
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	6,958	6,365
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	3,541	3,219
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2045	42,310	38,963
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2051	8,709,333	7,682,286
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	8,503,309	7,436,782
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	8,117,641	7,102,023
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	1,201,582	1,054,629
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	335,290	294,808
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2033	31,946	30,941
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2036	817,413	776,962
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	43,976	40,159
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	369,807	331,282
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	42,965	37,979
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051 (e)	39,960,315	35,410,338
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	20,520,651	18,171,295
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	6,261,331	5,521,008
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2053	20,166,459	17,763,124
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	1,100,258	1,061,470
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	42,491	41,065
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2034	1,021,231	996,123
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	240,953	221,056
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	36,755	33,638
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	26,298	24,115
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	18,151	16,516
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	8,853	8,125
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	7,791	7,179
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	7,713	7,045
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	7,111	6,595
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	6,854	6,229
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2049	4,984,697	4,429,589
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	1,713,906	1,511,794
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	22,789,502	20,301,461
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	22,348,755	19,797,088
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	17,724,841	15,678,953
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	13,785,386	12,215,749
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	11,266,879	9,945,276
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	7,479,522	6,546,078
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	244,792	217,761
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	164,416	146,261
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2028	2,352	2,321
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	4,175,331	4,062,030
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	2,009,747	1,954,552
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	181,179	174,006
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	144,206	132,349
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	63,236	57,815
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	36,242	33,167
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	23,671	21,541
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	22,628	20,705
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	21,764	19,916
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	21,306	19,494
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	21,058	19,199
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	20,094	18,412
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	9,972	9,214
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	7,540	6,913
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	6,646	6,092
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	4,976	4,526
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	4,779	4,371
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	4,320	3,986
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	3,003	2,774
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	18,649,374	16,636,643
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2050	15,902,658	14,027,339
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	24,570,800	21,688,648
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	9,306,666	8,206,270
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	5,958,184	5,277,909
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	4,284,217	3,789,711
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	459,105	404,248
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	1,704,811	1,672,117
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	1,373,059	1,351,201
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2033	74,090	71,580
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2034	87,947	84,678
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	713,893	697,405
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	408,861	373,380
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	297,195	271,410
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	219,236	200,655
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	158,557	144,971
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	141,242	129,036
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	76,140	69,550
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	75,293	68,999
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	59,355	54,113
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	37,454	34,390
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	30,994	28,331
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	29,975	27,253
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	16,929	15,420
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	10,541	9,628
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	5,530	5,030
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	4,830	4,419
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	2,221	2,088
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	6,386,391	5,687,162
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	4,692,426	4,169,866
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2051	13,329,492	11,874,246
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2051	730,169	643,836
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	25,500,163	22,421,340
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052 (d)	25,130,954	22,175,242
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	19,311,338	16,949,563
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	12,268,180	10,825,290
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	7,787,586	6,859,501
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	2,070,471	1,820,488
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	36,837	32,389
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	82,919	80,550
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	68,880	66,750
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2040	284,645	268,868
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	109,976	100,751
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	28,497	26,055
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	20,522	18,752
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	8,847	8,073
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	6,913	6,318
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	5,082	4,645
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	4,395	4,021
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2044	31,450	28,480
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2045	80,059	72,740
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2045	32,000	28,782
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	2,655,027	2,379,269
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	4,667,076	4,156,090
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	23,172,217	20,598,945
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	18,759,429	16,717,233
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	17,407,174	15,359,874
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	9,093,462	7,995,541
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	2,102,964	1,878,630
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	29,450	25,848
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2033	136,579	131,856
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2033	111,639	107,939
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2033	39,404	38,113
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2035	2,642,563	2,537,947
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2038	125,390	120,752
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	80,379	73,455
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	15,679	14,300
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	14,902	13,613
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	13,676	12,489
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	334,962	301,830
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2047	20,617,793	18,794,980
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	9,205,801	8,189,251
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	19,679,850	17,531,304
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	7,107,832	6,282,969
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	2,328,601	2,058,367
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	357,542	316,608
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2033	618,901	597,931
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	354,303	323,175
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	289,319	264,399
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	44,104	40,282
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	26,467	24,176
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	21,304	19,436
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	19,376	17,684
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	11,022	10,069
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	5,774	5,276
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	4,883	4,434
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	47,218	42,607
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	3,479	3,160
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	690,343	613,465
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2051	83,981	74,051
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2052	550,729	483,719
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	6,670	6,049
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	4,751	4,328
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	3,821	3,482
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	3,463	3,147
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2044	280,021	255,771
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	61,510,819	54,660,826
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	3,548,998	3,144,901
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052	8,274,082	7,319,047
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052	5,665,983	5,011,987
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2032	13,595	13,174
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2034	2,022,903	1,979,184
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2035	90,448	86,171
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2036	376,306	354,807
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2042	68,645	63,016
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2042	16,271	14,867
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	699,544	636,698
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	15,945	14,533
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	8,943	8,143
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	5,497	5,048
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2045	20,048	18,181
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2045	17,652	15,995
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046 (e)	3,039,277	2,724,560
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	17,342,065	15,519,199
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	4,783,030	4,245,896
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	75,597	66,257
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2051	25,987,560	23,028,554
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2051	1,222,378	1,076,702
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2051	774,292	683,226
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2052	14,499,085	12,793,813
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2052	12,181,952	10,768,238
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2031	11,617	11,463
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	322,802	312,700
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2034	3,019,804	2,938,007
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2038	43,591	41,463
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	199,571	181,865
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	84,418	76,839
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	11,787	10,724
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	96,462	86,927
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	83,705	75,463
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	32,963	29,566
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2046	1,381,345	1,237,443
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	39,727,101	35,253,337
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2050	4,227,877	3,751,766
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	8,209,161	7,274,447
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2052	9,350,956	8,306,689
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2052	9,069,846	8,003,119
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2052	5,420,263	4,791,242
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	190,925	185,018
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	30,177	29,232
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2033	108,364	104,525
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2035	4,474,363	4,352,925
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	229,174	209,478
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	37,608	34,258
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	30,348	27,598
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	13,815	12,600
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	3,114,225	2,789,801
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	1,141,549	1,022,628
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2051	761,266	670,542
Fannie Mae Mortgage pass-thru certificates 3.25% 12/1/2041	4,380	4,134
Fannie Mae Mortgage pass-thru certificates 3.4% 8/1/2042	51,059	47,531
Fannie Mae Mortgage pass-thru certificates 3.4% 9/1/2042	24,077	22,384
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2041	5,164	4,877
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2042	60,224	56,615
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	186,916	175,356
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	24,487	22,961
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	1,579,232	1,464,898
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	5,353,674	4,976,116
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	3,728,611	3,492,501
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2050	18,639,762	17,464,105
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	3,208,800	2,943,399
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	2,052,011	1,879,082
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	814,730	745,307
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	21,164	19,387
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2033	2,869	2,791
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2034	148,141	143,561
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2040	7,499	7,080
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	458,345	429,995
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	162,725	152,666
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	105,919	99,901
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	43,279	40,603
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	26,119	24,511
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	12,116	11,415
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	7,696	7,212
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	110,236	102,448
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	12,412,120	11,482,476
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	4,878,788	4,534,720
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2051	444,248	406,671
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2051	41,475	37,967
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	49,189	46,087
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	26,618	24,900
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	25,076	23,482
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	14,410	13,453
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	8,972	8,416
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	7,581	7,093
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	21,739	20,385
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	6,930	6,428
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2047	824,099	765,981
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	24,451,925	22,703,221
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	3,226,846	2,997,262
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2051	2,827,462	2,588,299
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2034	2,245,644	2,210,968
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	116,447	109,503
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	32,260	30,324
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	7,649	7,152
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2044	6,231	5,817
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	18,801	17,579
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	15,945,040	14,931,175
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	592,955	550,026
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	138,661	128,622
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	22,035	20,509
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2047	351,314	326,538
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2047	236,226	218,534
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2051	19,030,103	17,390,696
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2051	7,579,851	6,933,967
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2035	2,901,487	2,805,428
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	88,536	82,700
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	20,031	18,781
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	19,235	17,932
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2048	814,380	755,166
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2048	105,788	98,096
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	6,317,883	5,785,456
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	4,493,291	4,116,032
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	2,625,103	2,403,877
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	1,711,144	1,569,079
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	34,150	31,131
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	102,020	95,291
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	89,569	83,879
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2048	768,533	713,854
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2048	103,894	95,983
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2050	18,244,551	16,815,353
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	16,531,005	15,106,891
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	1,339,351	1,229,410
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	30,951	29,063
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	14,792	13,874
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	5,338	5,007
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	236,787	221,543
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	183,627	171,692
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	32,350	30,282
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	22,225	20,812
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	9,643	9,036
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	358,430	332,407
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2048	8,545,675	7,873,574
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2048	2,188,426	2,060,039
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2048	380,790	353,697
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2052 (d)	68,639,142	63,133,556
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2052	2,449,542	2,237,753
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2052	107,394	98,310
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	284,361	265,957
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	185,697	173,739
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	6,410	5,973
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2044	3,158	2,972
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	100,820	93,491
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2047	295,447	274,888
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2047	83,549	77,657
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2048	711,339	660,729
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2048	408,309	379,258
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2049	2,232,572	2,053,496
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	1,595,064	1,458,649
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	137,847	125,928
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	224,196	210,561
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	9,750	9,158
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	5,399	5,065
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	184,032	172,186
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	4,907	4,608
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2048	1,855,487	1,718,834
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2049	1,467,391	1,352,442
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2052	16,599,600	15,288,886
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2034	524,247	508,693
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2034	174,236	169,067
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2038	13,482	12,982
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	14,549	13,647
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2043	18,793	17,543
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	13,037,551	12,230,512
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	1,353,842	1,243,980
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2034	4,329,038	4,195,188
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2034	661,573	641,945
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	199,084	186,830
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	63,751	59,988
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	27,248	25,527
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	225,582	211,933
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	36,280	34,050
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	7,372	6,899
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2044	13,237	12,331
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	140,937	130,910
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2047	430,397	400,448
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2048	220,375	204,145
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2049	3,713,229	3,422,351
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2050	26,155,730	24,049,589
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2050	1,019,666	934,054
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2051	16,298,019	14,929,628
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2051	16,245,683	14,804,518
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2052	23,474	21,393
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2034	2,902,843	2,813,997
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2034	1,989,009	1,927,511
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	111,420	104,545
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	104,782	98,252
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	57,361	53,772
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	34,536	32,386
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	31,851	29,997
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	20,666	19,455
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	18,112	16,991
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	10,000	9,381
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	9,002	8,472
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2046	1,750,833	1,627,359
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	3,235,588	3,007,404
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2050	5,531,779	5,117,459
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2051	19,948,633	18,273,734
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2051	15,807,935	14,490,572
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2051	14,949,263	13,698,785
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2051	5,760,901	5,277,213
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2051	3,742,083	3,427,896
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2051	791,616	724,162
Fannie Mae Mortgage pass-thru certificates 3.65% 5/1/2042	6,268	5,919
Fannie Mae Mortgage pass-thru certificates 3.65% 8/1/2042	16,214	15,285
Fannie Mae Mortgage pass-thru certificates 3.9% 4/1/2042	7,793	7,489
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	393,445	380,363
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	33,812	32,660
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	13,746	13,280
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	10,846	10,492
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	9,412	9,090
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	4,140	4,004
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	3,572	3,460
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	812	786
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	488,930	472,452
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	37,175	35,849
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	5,389	5,181
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	1,488	1,475
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2043	1,433,988	1,383,382
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2045	38,876	37,153
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2048	17,724	16,860
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2051	34,902	32,864
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2052	430,930	410,606
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2039	1,236	1,196
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	95,305	92,216
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	91,297	88,064
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	18,783	18,207
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	16,023	15,494
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	10,797	10,449
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	415,844	401,458
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	286,570	276,622
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	17,637	17,006
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	5,680	5,486
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	1,643	1,607
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	830,594	802,055
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	47,769	45,803
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	373,594	356,675
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	526,548	509,106
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	132,316	128,243
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	120,065	115,929
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	112,382	108,448
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	105,942	102,364
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	102,293	98,994
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	94,208	91,170
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	90,745	87,745
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	87,293	84,177
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	78,751	76,039
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	77,078	74,585
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	74,691	72,084
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	68,620	66,358
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	52,409	50,547
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	50,715	48,898
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	44,469	43,099
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	43,283	41,857
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	35,688	34,412
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	29,578	28,764
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	12,239	11,750
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	10,554	10,206
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	3,741	3,619
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	1,865	1,810
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	272,905	263,522
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	159,522	153,982
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	137,903	133,048
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	6,245	6,005
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	181,322	173,167
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2049	995,449	944,767
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	563,616	537,034
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	76,542	72,932
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	273,244	263,934
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	5,119	4,943
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	4,585	4,459
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	4,326	4,192
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	3,661	3,551
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	3,414	3,284
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	3,068	2,964
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	2,221	2,150
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	51,855	49,994
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	41,002	39,557
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	12,109	11,688
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	8,150	7,862
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2042	17,007	16,423
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	27,809	26,624
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	26,062	24,956
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	71,119	67,822
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2051	321,888	306,707
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	320,955	310,320
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	41,007	39,644
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	12,108	11,700
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	4,604	4,437
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	3,530	3,410
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	3,088	2,983
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	2,763	2,671
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	337,193	325,230
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	28,072	27,135
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	20,333	19,560
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	8,145	7,921
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	3,724	3,603
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	3,387	3,263
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	292,345	278,891
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	92,168	87,907
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2052	285,817	272,337
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2053	62,727	58,930
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2036	9,211	8,994
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2039	7,191	6,966
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2039	2,829	2,741
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	16,934	16,322
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	15,512	14,979
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	9,124	8,815
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	8,178	7,932
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	7,364	7,117
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	6,573	6,337
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	3,441	3,339
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	2,286	2,212
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	160,800	154,933
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	19,104	18,440
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	17,103	16,504
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	9,937	9,575
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	7,258	7,007
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	49,444	47,425
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	45,726	43,829
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	8,180,547	7,888,919
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	560,293	536,857
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	37,036	35,298
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	143,384	138,351
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	101,825	98,261
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	48,056	46,361
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	28,837	27,806
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	21,557	20,775
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	18,639	17,919
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	14,064	13,556
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	6,287	6,061
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	2,611	2,531
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2044	48,470	46,556
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	66,067,458	63,243,451
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	45,871,307	44,246,211
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	42,851	40,965
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	13,649	13,025
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	9,337	8,912
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2046	113,123	107,807
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	118,623	112,843
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	70,349	66,921
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	54,354	51,706
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	10,984	10,449
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	845,099	799,695
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	81,428	77,568
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2040	3,826,009	3,716,102
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	543,663	518,022
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	216,028	205,502
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	22,939	21,821
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	48,355,302	45,761,132
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	29,238,405	27,724,642
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2041	48,249	46,620
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2045	96,910	92,684
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2046	598,054	570,595
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2043	9,124	8,755
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	525,349	501,885
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	296,473	282,305
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2052	80,755	76,928
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	3,218	3,124
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	25,813	24,793
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	9,288	8,913
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	7,789	7,469
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	100,605	96,077
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	61,818	59,216
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	61,061	58,237
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2047	823,094	783,502
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2052	2,451,377	2,306,842
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	576,254	561,141
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	16,453	15,888
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	8,337	8,050
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	19,600	18,916
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	8,932	8,593
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	7,639	7,363
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	4,752	4,607
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	2,125	2,052
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	631,878	603,261
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2047	9,225	8,799
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	407,877	388,640
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	33,711	32,121
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	721,589	687,387
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2053	33,146,887	31,329,258
Fannie Mae Mortgage pass-thru certificates 4.25% 11/1/2041	14,419	14,087
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2034	1,215	1,207
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	6,192	6,098
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2047	4,867	4,767
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	142,529	139,084
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	20,140	19,653
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2049	756,453	736,515
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	165,818	163,909
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	8,842	8,730
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	6,680	6,612
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2040	11,830	11,688
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	411,776	405,044
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	58,092	56,688
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	5,281,731	5,163,976
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	9,232	9,116
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	5,231	5,167
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	47,251	46,651
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	2,519	2,497
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2042	1,067,092	1,053,549
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2042	29,808	29,389
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	54,880	54,102
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	9,514	9,344
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2045	100,310	99,007
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	19,557	19,115
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	6,492	6,335
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2033	15,867	15,767
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2038	4,033	4,007
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2039	81,362	80,425
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	16,942	16,724
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	16,687	16,489
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	3,874	3,822
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	2,845	2,809
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	2,493	2,462
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2041	91,050	89,749
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	7,405	7,279
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	1,924	1,898
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2046	43,488	42,600
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2046	11,535	11,300
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	9,201,412	8,999,144
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2033	4,414	4,392
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	3,866	3,817
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	1,557	1,537
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2045	94,333	92,796
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2046	569,710	562,562
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	5,426	5,316
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	73,707	71,810
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	33,329	32,471
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	3,470,490	3,381,187
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	286,809	278,962
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	90,782	90,035
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	30,727	30,525
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	10,345	10,213
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	526	524
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	6,959	6,877
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2045	57,260	56,288
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	498,204	492,065
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	72,676	71,804
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	40,021	39,279
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	45,795	44,760
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	11,227	10,983
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	82,169	80,055
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	17,467	17,017
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	526,852	523,284
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	145,516	144,560
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	94,388	93,786
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	2,626	2,596
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	6,304	6,215
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	34,221	33,902
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	16,488	16,239
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2045	17,824	17,502
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	53,444	52,236
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	46,356	45,269
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	30,753	30,058
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	14,015	13,729
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	12,220	11,944
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	10,838	10,603
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	2,161,334	2,135,171
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	55,925	54,486
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	6,936,891	6,881,953
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	1,247	1,233
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2040	2,951	2,915
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	42,191	41,237
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	16,721	16,374
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	7,708	7,548
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	47,005	46,618
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2041	143,860	142,837
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2044	190,731	187,625
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2045	48,614	47,788
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2046	9,592	9,405
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2046	2,711	2,658
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	656,451	642,431
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	21,358	20,901
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	12,867	12,576
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	7,990	7,825
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	1,399	1,393
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	655	653
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	106,587	105,353
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	14,505	14,352
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	4,465	4,417
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	2,528	2,498
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	615	609
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2040	3,426	3,380
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2041	1,480	1,460
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2045	23,114	22,775
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	553,508	541,687
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	212,208	209,620
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	94,320	92,188
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	19,537	19,423
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	10,739	10,673
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	9,523	9,466
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	7,210	7,163
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	6,450	6,409
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	3,359	3,338
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	3,267	3,247
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	1,635	1,627
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	1,634	1,625
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	761	756
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2035	164,097	159,806
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2037	2,792	2,779
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	122,674	121,665
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	1,086	1,074
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	1,026	1,015
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	4,659	4,597
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	3,041	2,991
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2049	3,227,627	3,137,513
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	22,977	22,834
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	10,804	10,735
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	10,370	10,305
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	8,421	8,369
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	3,905	3,880
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	3,486	3,464
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	55,619	55,214
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	22,731	22,581
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2039	1,466	1,457
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	6,015	5,953
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	1,623	1,601
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2041	97,445	96,106
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2042	234,958	231,992
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2043	14,513	14,371
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	101,094	98,651
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	22,944	22,389
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2049	8,788,368	8,589,688
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2029	956	961
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2041	105,761	106,525
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	19,912,076	19,880,730
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	6,993,941	6,972,003
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2044	147,524	148,469
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	12,765,041	12,760,903
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	12,288,964	12,269,619
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	8,035,165	8,009,961
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2039	321,682	324,462
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	8,550,681	8,531,876
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2035	464,418	467,397
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2038	81,235	81,787
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2033	3,864	3,887
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2040	2,268,483	2,283,836
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2044	9,013	9,066
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2039	217,453	220,148
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2040	187,907	189,120
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	11,256	11,337
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	4,789	4,824
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2053	33,855	33,434
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2054	17,720,113	17,747,594
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2044	9,903	9,971
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2052	3,281,594	3,288,734
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	478,458	481,499
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	168,243	169,313
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	13,198	13,293
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2044	7,131	7,176
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2052	1,256,576	1,259,310
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	17,534	17,637
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	2,668	2,684
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2035	169,623	170,789
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2044	14,984	15,076
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2044	7,025	7,076
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2052	4,509,416	4,524,864
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2040	1,050,559	1,056,684
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2041	1,991	2,006
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2044	16,807	16,904
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2044	5,939	5,975
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2052	27,195,560	27,203,741
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2052	2,543,620	2,542,000
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2052	1,910,953	1,911,528
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2052	1,417,635	1,416,732
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2052	20,681	20,545
Fannie Mae Mortgage pass-thru certificates 5.309% 8/1/2041 (b)	149,755	150,101
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2033	375	382
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2054	1,076,568	1,087,263
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	19,062,414	19,466,229
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	18,943,533	19,179,073
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	4,225,529	4,313,721
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2032	358	365
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2034	201,043	204,801
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2053	987,198	996,696
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2054	2,719,520	2,751,694
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2033	492	501
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2033	210	213
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053	5,989,603	6,077,179
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2054	2,647,673	2,673,974
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2054	2,646,176	2,672,463
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2054	1,860,024	1,878,501
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2056	3,060,302	3,119,392
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2054	4,779,344	4,814,872
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2053	56,486	56,918
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2055	16,138,355	16,434,838
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2056	3,411,427	3,485,826
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2056	3,312,078	3,387,416
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2053	16,809,074	17,081,109
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2054	6,079,269	6,128,261
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2054	5,967,482	6,013,056
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	16,077,400	16,352,666
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	11,709,709	11,910,195
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	2,308,129	2,355,581
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	12,671,663	12,829,220
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	141,124	142,602
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2055	2,268,823	2,286,398
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	21,296,085	21,660,702
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	13,928,547	14,145,259
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	7,830,299	7,988,834
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	4,948,173	5,054,541
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2032	413	420
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	10,769,527	10,903,433
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	188,644	190,152
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.505%, 5.755% 1/1/2035 (b)(c)	1,149	1,175
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.535%, 5.704% 12/1/2034 (b)(c)	1,233	1,261
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.535%, 5.785% 3/1/2035 (b)(c)	1,005	1,029
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.55%, 5.574% 10/1/2033 (b)(c)	454	463
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.565%, 5.744% 7/1/2035 (b)(c)	652	669
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.96%, 5.96% 9/1/2035 (b)(c)	1,124	1,164
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2036	2,250	2,326
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2036	427	441
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2038	41,555	43,120
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2040	40,873	42,454
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2042	3,060	3,185
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2055	1,089,121	1,127,452
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2055	456,492	472,772
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2056	22,083,676	22,921,284
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2056	12,068,785	12,526,540
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2056	5,641,658	5,850,350
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2056	5,284,800	5,460,210
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	29,970	30,882
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	16,648	17,183
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	2,639	2,732
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	2,409	2,493
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	1,716	1,777
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	405	417
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	269	278
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	206	213
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2037	39,033	40,453
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2038	1,008,259	1,039,033
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2053	9,438,183	9,880,925
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2054	19,054,256	19,812,687
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2055	37,981,061	39,421,637
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2055	31,608,206	32,719,159
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	71,428	73,581
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	12,783	13,204
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	5,703	5,881
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	739	766
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	571	591
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2037	7,193	7,481
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	21,977,093	22,614,786
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	75,633,835	78,354,815
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	26,596,666	27,622,068
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	9,825,474	10,216,565
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	3,949,196	4,108,857
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2038	17,189	17,887
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	25,591,646	26,536,315
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	3,776,334	3,934,908
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	384,635	400,186
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	373,578	388,448
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	370,873	385,635
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2036	21,662	22,304
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2038	14,316	14,877
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2039	1,298	1,348
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	70,819	72,697
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2055	14,311,815	14,863,590
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2054	1,127,359	1,157,260
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2056	6,031,393	6,220,575
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2056	3,970,653	4,132,733
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2056	3,896,394	4,061,531
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2056	1,887,202	1,967,185
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2036	830	858
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2037	2,649	2,744
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2040	49,229	51,111
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	22,830,990	23,420,475
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	46,675	47,694
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055	21,271,378	22,063,220
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2056	5,394,422	5,624,734
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2056	4,897,224	5,101,717
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	7,560	7,794
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	1,911	1,978
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	1,083	1,120
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2036	25,265	26,135
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	16,154,051	16,750,349
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	10,816,130	11,212,007
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	295,262	302,886
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2055	32,439,423	33,740,773
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2055	944,278	982,159
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	7,439	7,688
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	2,535	2,616
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	2,502	2,585
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	355	367
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	162	167
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2036	67	68
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2038	6,747	7,013
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2039	14,773,224	15,219,519
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2041	93,869	97,485
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	16,462,164	17,107,132
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	3,727,419	3,865,010
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	25,425,336	26,405,579
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	25,266,265	26,048,905
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	14,588,265	15,182,610
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	37,341,892	38,332,562
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	33,783,445	35,019,943
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	14,681,966	15,266,364
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	13,169,101	13,601,715
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	876,136	910,462
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	416,031	432,208
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	4,442	4,587
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	1,788	1,848
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	1,151	1,188
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	559	578
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	54	56
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2037	107,707	110,807
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2054	21,846,530	22,743,413
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2055	20,055,406	20,816,084
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2055	13,963,900	14,470,342
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2029	2,058	2,102
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	23,047	23,826
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	3,021	3,118
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	899	931
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	470	486
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	381	393
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	51	52
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2037	3,086	3,205
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2038	2,577,148	2,655,808
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2053	6,733,559	6,948,974
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	15,346,568	15,971,807
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	268,301	280,071
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2053	12,675,438	13,375,667
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2055	5,563,243	5,877,527
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2035	3,319	3,475
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2053	1,641,576	1,719,570
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2053	11,791,998	12,402,889
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2032	4,344	4,513
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2035	41,969	43,595
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2036	483	507
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	18,828,473	19,862,731
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	3,772,468	3,982,167
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	621,991	648,761
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	17,784	18,687
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2054	126,047	132,268
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2036	165	172
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2037	1,031	1,080
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2054	1,359,582	1,433,181
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2054	916,798	965,439
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2055	146,085	154,082
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2055	139,233	146,503
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2055	104,763	110,517
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054	5,083,835	5,292,793
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2055	40,350,405	42,491,216
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2055	9,716,027	10,249,733
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2055	357,171	378,493
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2055	3,282,817	3,446,133
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2055	303,828	319,549
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2056	9,705,212	10,241,357
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2056	3,745,895	3,934,978
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2038	127	133
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	9,398,584	9,917,790
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2054	951,879	1,002,382
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2036	1,598	1,670
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	13,496,912	14,238,304
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	7,550,763	7,864,656
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2055	8,860,456	9,349,935
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2055	179,312	189,498
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	12,602	13,090
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	2,500	2,597
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	5,251	5,454
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	236	247
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2053	337,907	355,116
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2053	321,813	337,378
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	8,988,165	9,361,813
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	6,049,921	6,359,559
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	5,462,374	5,793,578
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	4,237,403	4,468,841
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	2,882,733	3,040,182
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2055	8,717,842	9,213,063
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2055	4,873,563	5,154,977
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	2,387	2,499
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	421	441
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	320	335
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	38,743	40,245
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	30,300	31,474
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	6,959	7,229
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2054	13,372,340	14,106,889
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2054	7,062,023	7,450,605
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2055	6,481,275	6,843,371
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2055	4,964,770	5,248,348
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2035	140	147
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	8,969,248	9,447,919
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2054	141,851	148,933
Fannie Mae Mortgage pass-thru certificates 6.777% 2/1/2039 (b)	35,074	36,197
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2027	142	142
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	9	9
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	7	7
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2029	28	29
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2032	361	381
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2032	84	89
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2053	351,853	378,280
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	4,760,825	5,086,788
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	3,138,041	3,353,141
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	2,683,711	2,872,071
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	1,932,682	2,075,125
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2055	1,778,890	1,902,494
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2055	1,288,660	1,380,012
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2055	983,720	1,052,457
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2056	262,969	280,826
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2026	55	55
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2027	3	2
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	10	11
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	135	142
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	53	57
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	42	45
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2031	76	81
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2032	143	151
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2032	102	108
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2053	1,866,982	1,998,020
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2055	468,421	502,286
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2055	373,313	399,450
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2055	195,394	207,460
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	22	23
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	13	14
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	33	34
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	25	26
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	23	24
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2029	380	402
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	6,358,854	6,809,632
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	397,801	424,913
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	276,764	295,013
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2054	172,099	183,995
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2054	104,997	112,514
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2055	593,661	630,365
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2055	360,240	386,425
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2055	297,457	317,158
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2055	254,152	270,402
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2055	237,745	253,766
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2055	229,121	243,559
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2055	224,172	237,910
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2026	58	58
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2028	68	69
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2031	326	345
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2031	179	189
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2032	87	92
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	2,899,102	3,097,824
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	1,524,262	1,639,700
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	1,283,632	1,366,224
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	437,331	466,966
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	121,815	130,153
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2055	357,448	380,989
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2055	345,675	368,970
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2055	232,500	249,130
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2055	216,915	230,258
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2027	6	5
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	155	164
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	113	120
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	34	36
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2029	326	345
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2030	193	204
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2030	7	8
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2032	99	105
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2033	659	696
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2053	312,008	334,809
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2054	4,759,811	5,093,886
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2054	369,259	393,848
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2054	167,359	179,192
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2028	7	8
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	2,481	2,622
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	160	169
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	79	83
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2053	113,131	121,628
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2054	242,917	259,340
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2055	228,083	244,109
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2028	21	22
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2031	80	84
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2032	220	232
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2053	248,646	266,816
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2054	194,786	208,074
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2055	788,362	840,221
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2029	1,347	1,423
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2030	6,015	6,356
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	118	125
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	111	118
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2053	110,898	118,936
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2028	606	640
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2029	394	417
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	2,354	2,487
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	877	926
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	474	501
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	227	240
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2028	646	682
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2028	7	7
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	167	176
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	51	54
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2031	139	147
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2031	51	54
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	325	344
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	298	314
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	72	76
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2037	1,241	1,316
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2054	146,412	157,546
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2026	50	50
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2027	120	121
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2028	72	76
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	80	84
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	26	28
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	5	4
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2031	199	210
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2031	30	32
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	4,184	4,421
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	1,053	1,113
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2054	229,481	247,434
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2054	180,170	193,196
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2055	317,788	338,662
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2055	314,892	337,559
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2055	307,732	328,128
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2055	245,286	263,881
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2026	151	151
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2027	27	27
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	170	180
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	149	158
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	84	89
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2029	27	29
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2030	611	645
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	975	1,031
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	93	98
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	46	49
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	20	20
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2032	860	909
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2053	3,862,550	4,127,313
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2053	154,135	164,448
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2054	2,983,956	3,202,015
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2054	1,555,911	1,674,232
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2054	1,110,527	1,192,722
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2054	184,234	197,122
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2055	206,530	219,509
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2027	83	83
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2027	1	0
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	215	218
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	163	165
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	92	92
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	85	86
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	75	77
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	65	66
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	4	3
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2026	5	4
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2026	2	1
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	77	78
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	16	17
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	2	1
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2028	199	203
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2028	10	10
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2029	725	751
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2029	88	91
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	81	82
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	53	53
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	52	52
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	35	36
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	11	11
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	11	11
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	9	9
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2028	46	46
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2029	49	50
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2029	15	15
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2031	188	195
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	74	76
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	54	54
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2028	95	96
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2029	53	54
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2030	369	385
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2027	53	54
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2027	52	53
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	40	40
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	12	12
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2030	283	291
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2030	17	17
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2031	156	163
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	239	241
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	60	61
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2029	77	78
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2032	199	208
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2028	67	68
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2029	12	12
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2032	1,207	1,273
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2032	219	230
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	198	200
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	14	14
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	11	11
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	5	4
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2029	32	33
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2032	594	624
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	80	81
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	9	9
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2028	122	125
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	250	263
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	133	140
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	64	67
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	53	55
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	28	28
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	27	27
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	11	11
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	9	9
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2029	194	201
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2029	37	38
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	26	26
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2028	32	32
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	240	247
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	62	64
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	11	11
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2030	2,696	2,737
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2030	89	92
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2032	3,300	3,476
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2026	17	17
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	177	180
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	161	163
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	14	14
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	6	5
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	245	252
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	124	128
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	20	20
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	18	18
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2030	14	14
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2032	845	893
Fannie Mae Mortgage pass-thru certificates 8% 3/1/2037	2,523	2,684
Fannie Mae Mortgage pass-thru certificates 9% 10/1/2030	2,122	2,233
Federal Home Loan Bank 6% 3/1/2056	1,606,404	1,671,977
Freddie Mac 7% 1/1/2055	235,861	252,250
Freddie Mac Gold Pool 1.5% 1/1/2036	15,144,396	13,658,461
Freddie Mac Gold Pool 1.5% 1/1/2051	22,633,441	17,344,157
Freddie Mac Gold Pool 1.5% 10/1/2035	127,208	114,965
Freddie Mac Gold Pool 1.5% 11/1/2035	6,035,349	5,443,174
Freddie Mac Gold Pool 1.5% 11/1/2035	405,526	365,737
Freddie Mac Gold Pool 1.5% 11/1/2050	713,727	552,064
Freddie Mac Gold Pool 1.5% 12/1/2031	11,415,816	10,779,106
Freddie Mac Gold Pool 1.5% 12/1/2035	9,211,233	8,307,447
Freddie Mac Gold Pool 1.5% 12/1/2036	256,681	230,574
Freddie Mac Gold Pool 1.5% 12/1/2040	1,421,072	1,202,878
Freddie Mac Gold Pool 1.5% 12/1/2050	457,233	353,667
Freddie Mac Gold Pool 1.5% 12/1/2050	113,647	88,012
Freddie Mac Gold Pool 1.5% 2/1/2036	565,779	510,266
Freddie Mac Gold Pool 1.5% 2/1/2041	8,994,298	7,601,061
Freddie Mac Gold Pool 1.5% 2/1/2051	23,066,978	17,676,380
Freddie Mac Gold Pool 1.5% 3/1/2036	66,935	60,263
Freddie Mac Gold Pool 1.5% 3/1/2041	2,492,841	2,105,092
Freddie Mac Gold Pool 1.5% 3/1/2051	14,241,605	10,913,437
Freddie Mac Gold Pool 1.5% 3/1/2051	185,642	143,825
Freddie Mac Gold Pool 1.5% 4/1/2036	4,673,013	4,207,206
Freddie Mac Gold Pool 1.5% 4/1/2041	10,926,584	9,229,706
Freddie Mac Gold Pool 1.5% 4/1/2041	5,925,488	5,000,180
Freddie Mac Gold Pool 1.5% 4/1/2051 (e)	256,984,282	196,687,854
Freddie Mac Gold Pool 1.5% 5/1/2036	47,136,782	42,585,476
Freddie Mac Gold Pool 1.5% 5/1/2036	630,668	567,803
Freddie Mac Gold Pool 1.5% 6/1/2036	640,073	576,270
Freddie Mac Gold Pool 1.5% 6/1/2051	434,079	336,300
Freddie Mac Gold Pool 1.5% 8/1/2035	4,803,461	4,341,162
Freddie Mac Gold Pool 1.5% 8/1/2036	390,094	350,600
Freddie Mac Gold Pool 2% 1/1/2051	5,939,693	4,802,289
Freddie Mac Gold Pool 2% 1/1/2051	2,866,120	2,317,281
Freddie Mac Gold Pool 2% 1/1/2051	1,353,818	1,101,342
Freddie Mac Gold Pool 2% 1/1/2051	945,269	768,984
Freddie Mac Gold Pool 2% 1/1/2051	124,355	101,669
Freddie Mac Gold Pool 2% 1/1/2052	5,229,241	4,280,175
Freddie Mac Gold Pool 2% 1/1/2052	4,868,833	3,963,878
Freddie Mac Gold Pool 2% 1/1/2052	3,042,349	2,487,335
Freddie Mac Gold Pool 2% 1/1/2052	2,722,946	2,181,102
Freddie Mac Gold Pool 2% 1/1/2052	859,463	703,477
Freddie Mac Gold Pool 2% 1/1/2052	702,754	562,912
Freddie Mac Gold Pool 2% 10/1/2041	987,032	854,455
Freddie Mac Gold Pool 2% 10/1/2051	20,265,189	16,498,559
Freddie Mac Gold Pool 2% 10/1/2051	1,508,977	1,229,451
Freddie Mac Gold Pool 2% 10/1/2051	1,450,562	1,185,030
Freddie Mac Gold Pool 2% 11/1/2041	6,274,898	5,429,593
Freddie Mac Gold Pool 2% 11/1/2050	85,018,494	68,791,269
Freddie Mac Gold Pool 2% 11/1/2050	14,819,383	12,152,939
Freddie Mac Gold Pool 2% 11/1/2050	3,694,814	2,960,730
Freddie Mac Gold Pool 2% 11/1/2050	236,287	193,329
Freddie Mac Gold Pool 2% 11/1/2050	26,436	21,424
Freddie Mac Gold Pool 2% 11/1/2051	20,928,721	17,038,762
Freddie Mac Gold Pool 2% 11/1/2051	10,974,785	8,910,927
Freddie Mac Gold Pool 2% 11/1/2051	5,314,152	4,329,748
Freddie Mac Gold Pool 2% 11/1/2051	3,113,889	2,494,250
Freddie Mac Gold Pool 2% 11/1/2051	2,007,554	1,635,670
Freddie Mac Gold Pool 2% 11/1/2051	1,255,513	1,022,940
Freddie Mac Gold Pool 2% 11/1/2051	267,128	213,972
Freddie Mac Gold Pool 2% 12/1/2035	1,480,382	1,365,006
Freddie Mac Gold Pool 2% 12/1/2051	29,722,952	24,198,436
Freddie Mac Gold Pool 2% 12/1/2051	446,427	364,427
Freddie Mac Gold Pool 2% 12/1/2051	315,480	257,927
Freddie Mac Gold Pool 2% 2/1/2036	796,141	732,351
Freddie Mac Gold Pool 2% 2/1/2036	571,123	527,861
Freddie Mac Gold Pool 2% 2/1/2036	484,971	447,780
Freddie Mac Gold Pool 2% 2/1/2041	3,850,193	3,353,810
Freddie Mac Gold Pool 2% 2/1/2042	2,235,405	1,930,734
Freddie Mac Gold Pool 2% 2/1/2051	62,756,758	51,484,577
Freddie Mac Gold Pool 2% 2/1/2051	33,547,434	27,123,369
Freddie Mac Gold Pool 2% 2/1/2052	42,206,917	34,362,044
Freddie Mac Gold Pool 2% 2/1/2052	33,075,980	26,907,575
Freddie Mac Gold Pool 2% 2/1/2052	10,347,814	8,333,954
Freddie Mac Gold Pool 2% 2/1/2052	4,384,965	3,576,796
Freddie Mac Gold Pool 2% 2/1/2052	739,234	592,132
Freddie Mac Gold Pool 2% 3/1/2036	445,849	411,658
Freddie Mac Gold Pool 2% 3/1/2036	13,497	12,424
Freddie Mac Gold Pool 2% 3/1/2041	2,325,621	2,033,995
Freddie Mac Gold Pool 2% 3/1/2051	36,433,649	29,456,897
Freddie Mac Gold Pool 2% 3/1/2051	19,512,512	15,806,511
Freddie Mac Gold Pool 2% 3/1/2052	35,043,534	28,223,466
Freddie Mac Gold Pool 2% 3/1/2052	13,823,911	11,224,263
Freddie Mac Gold Pool 2% 3/1/2052	2,977,606	2,385,087
Freddie Mac Gold Pool 2% 4/1/2042	24,978,352	21,771,664
Freddie Mac Gold Pool 2% 4/1/2052	7,083,024	5,755,456
Freddie Mac Gold Pool 2% 5/1/2036	756,517	698,503
Freddie Mac Gold Pool 2% 5/1/2041	2,049,263	1,780,959
Freddie Mac Gold Pool 2% 5/1/2051	51,113,021	41,836,416
Freddie Mac Gold Pool 2% 5/1/2051	3,304,897	2,692,691
Freddie Mac Gold Pool 2% 5/1/2051	2,263,680	1,846,474
Freddie Mac Gold Pool 2% 5/1/2051	1,068,955	866,263
Freddie Mac Gold Pool 2% 6/1/2035	5,092,663	4,706,899
Freddie Mac Gold Pool 2% 6/1/2041	3,401,754	2,954,279
Freddie Mac Gold Pool 2% 6/1/2050	129,378,991	104,806,104
Freddie Mac Gold Pool 2% 6/1/2050	17,380,425	14,177,134
Freddie Mac Gold Pool 2% 7/1/2041	30,695,317	26,686,107
Freddie Mac Gold Pool 2% 7/1/2041	15,250,217	13,233,852
Freddie Mac Gold Pool 2% 7/1/2050	396,024	323,035
Freddie Mac Gold Pool 2% 7/1/2051	4,792,813	3,870,534
Freddie Mac Gold Pool 2% 7/1/2051	1,269,768	1,035,348
Freddie Mac Gold Pool 2% 7/1/2051	156,562	126,435
Freddie Mac Gold Pool 2% 8/1/2050	67,289,354	54,509,121
Freddie Mac Gold Pool 2% 8/1/2050	1,879,507	1,531,931
Freddie Mac Gold Pool 2% 8/1/2051	3,640,550	2,949,102
Freddie Mac Gold Pool 2% 9/1/2050	53,636,022	43,448,959
Freddie Mac Gold Pool 2% 9/1/2050	4,587,795	3,716,437
Freddie Mac Gold Pool 2% 9/1/2050	868,249	707,684
Freddie Mac Gold Pool 2.5% 1/1/2033	776,651	743,195
Freddie Mac Gold Pool 2.5% 1/1/2033	9,384	8,976
Freddie Mac Gold Pool 2.5% 1/1/2041	734,345	659,070
Freddie Mac Gold Pool 2.5% 1/1/2042	8,345,852	7,434,602
Freddie Mac Gold Pool 2.5% 1/1/2051	3,206,647	2,715,311
Freddie Mac Gold Pool 2.5% 1/1/2051	23,046	19,572
Freddie Mac Gold Pool 2.5% 1/1/2052	10,139,493	8,642,910
Freddie Mac Gold Pool 2.5% 1/1/2052	5,196,431	4,440,808
Freddie Mac Gold Pool 2.5% 1/1/2052	230,006	195,914
Freddie Mac Gold Pool 2.5% 10/1/2031	90,081	86,996
Freddie Mac Gold Pool 2.5% 10/1/2040	3,921,496	3,527,036
Freddie Mac Gold Pool 2.5% 10/1/2041	4,035,503	3,599,698
Freddie Mac Gold Pool 2.5% 10/1/2050	11,651,065	10,004,194
Freddie Mac Gold Pool 2.5% 10/1/2050	11,231,129	9,597,989
Freddie Mac Gold Pool 2.5% 10/1/2051	470,071	399,367
Freddie Mac Gold Pool 2.5% 11/1/2031	2,224,114	2,141,869
Freddie Mac Gold Pool 2.5% 11/1/2041	17,039,932	15,216,501
Freddie Mac Gold Pool 2.5% 11/1/2041	2,290,593	2,048,373
Freddie Mac Gold Pool 2.5% 11/1/2041	1,576,496	1,411,516
Freddie Mac Gold Pool 2.5% 11/1/2049	257,145	218,628
Freddie Mac Gold Pool 2.5% 11/1/2050	8,406,834	7,194,888
Freddie Mac Gold Pool 2.5% 11/1/2050	7,933,507	6,807,152
Freddie Mac Gold Pool 2.5% 11/1/2050	3,077,087	2,629,642
Freddie Mac Gold Pool 2.5% 11/1/2051	15,796,320	13,533,902
Freddie Mac Gold Pool 2.5% 11/1/2051	2,318,573	1,958,240
Freddie Mac Gold Pool 2.5% 12/1/2041	35,983	32,050
Freddie Mac Gold Pool 2.5% 12/1/2050	2,814,384	2,414,814
Freddie Mac Gold Pool 2.5% 12/1/2051	17,935,760	15,238,009
Freddie Mac Gold Pool 2.5% 12/1/2051	15,159,584	12,879,402
Freddie Mac Gold Pool 2.5% 12/1/2051	5,098,138	4,305,826
Freddie Mac Gold Pool 2.5% 12/1/2051	798,799	683,643
Freddie Mac Gold Pool 2.5% 2/1/2042	3,175,544	2,850,203
Freddie Mac Gold Pool 2.5% 2/1/2050	1,414,691	1,202,789
Freddie Mac Gold Pool 2.5% 2/1/2051	62,193,446	53,324,698
Freddie Mac Gold Pool 2.5% 2/1/2051	70,386	59,777
Freddie Mac Gold Pool 2.5% 3/1/2047	235,718	202,105
Freddie Mac Gold Pool 2.5% 3/1/2051	3,894,133	3,307,192
Freddie Mac Gold Pool 2.5% 3/1/2052	49,002,139	41,355,997
Freddie Mac Gold Pool 2.5% 4/1/2042	1,596,951	1,423,326
Freddie Mac Gold Pool 2.5% 4/1/2052	41,368,889	35,275,794
Freddie Mac Gold Pool 2.5% 4/1/2052 (e)	8,480,763	7,250,210
Freddie Mac Gold Pool 2.5% 4/1/2052	4,025,291	3,451,287
Freddie Mac Gold Pool 2.5% 4/1/2052	1,337,788	1,129,044
Freddie Mac Gold Pool 2.5% 5/1/2041	19,096,097	17,117,551
Freddie Mac Gold Pool 2.5% 5/1/2041	6,703,476	6,050,639
Freddie Mac Gold Pool 2.5% 5/1/2051	21,691,596	18,334,021
Freddie Mac Gold Pool 2.5% 5/1/2051	13,011,798	11,135,992
Freddie Mac Gold Pool 2.5% 5/1/2051	1,511,284	1,294,831
Freddie Mac Gold Pool 2.5% 6/1/2031	258,294	249,905
Freddie Mac Gold Pool 2.5% 6/1/2031	171,170	165,303
Freddie Mac Gold Pool 2.5% 6/1/2041	1,882,309	1,682,694
Freddie Mac Gold Pool 2.5% 6/1/2052	149,309	126,012
Freddie Mac Gold Pool 2.5% 7/1/2031	292,511	282,645
Freddie Mac Gold Pool 2.5% 7/1/2041	3,547,395	3,194,147
Freddie Mac Gold Pool 2.5% 7/1/2050	20,517,036	17,623,377
Freddie Mac Gold Pool 2.5% 7/1/2050	10,732,159	9,188,344
Freddie Mac Gold Pool 2.5% 7/1/2051	14,429,456	12,313,205
Freddie Mac Gold Pool 2.5% 8/1/2031	502,725	485,500
Freddie Mac Gold Pool 2.5% 8/1/2032	403,174	386,220
Freddie Mac Gold Pool 2.5% 8/1/2041	1,274,722	1,140,105
Freddie Mac Gold Pool 2.5% 8/1/2050	35,865,605	30,739,983
Freddie Mac Gold Pool 2.5% 8/1/2051	133,220	114,015
Freddie Mac Gold Pool 2.5% 9/1/2041	2,775,476	2,491,187
Freddie Mac Gold Pool 3% 1/1/2033	93,808	90,873
Freddie Mac Gold Pool 3% 1/1/2033	72,204	69,759
Freddie Mac Gold Pool 3% 1/1/2033	49,371	47,810
Freddie Mac Gold Pool 3% 1/1/2034	36,961	35,738
Freddie Mac Gold Pool 3% 1/1/2043	44,097	40,391
Freddie Mac Gold Pool 3% 1/1/2043	43,756	39,815
Freddie Mac Gold Pool 3% 1/1/2052	15,172,748	13,383,503
Freddie Mac Gold Pool 3% 1/1/2052	5,000,448	4,396,707
Freddie Mac Gold Pool 3% 1/1/2052	4,927,940	4,332,953
Freddie Mac Gold Pool 3% 1/1/2052	1,342,949	1,180,805
Freddie Mac Gold Pool 3% 1/1/2052	648,544	570,241
Freddie Mac Gold Pool 3% 1/1/2052	178,856	157,261
Freddie Mac Gold Pool 3% 10/1/2042	15,113	13,813
Freddie Mac Gold Pool 3% 10/1/2049	11,651,061	10,298,957
Freddie Mac Gold Pool 3% 10/1/2051	19,388,041	17,168,354
Freddie Mac Gold Pool 3% 10/1/2051	1,275,468	1,138,211
Freddie Mac Gold Pool 3% 10/1/2051	262,866	231,539
Freddie Mac Gold Pool 3% 11/1/2042	4,114	3,796
Freddie Mac Gold Pool 3% 11/1/2049	10,935,280	9,738,005
Freddie Mac Gold Pool 3% 11/1/2049	9,278,864	8,277,443
Freddie Mac Gold Pool 3% 11/1/2050	2,579,544	2,301,147
Freddie Mac Gold Pool 3% 11/1/2050	1,173,316	1,034,953
Freddie Mac Gold Pool 3% 11/1/2051	6,514,778	5,734,308
Freddie Mac Gold Pool 3% 11/1/2051	2,818,069	2,482,226
Freddie Mac Gold Pool 3% 11/1/2051	326,673	287,946
Freddie Mac Gold Pool 3% 12/1/2030	541,855	528,803
Freddie Mac Gold Pool 3% 12/1/2032	1,131,538	1,100,831
Freddie Mac Gold Pool 3% 12/1/2032	23,758	23,033
Freddie Mac Gold Pool 3% 12/1/2042	659,455	604,397
Freddie Mac Gold Pool 3% 12/1/2042	55,357	50,745
Freddie Mac Gold Pool 3% 12/1/2042	20,313	18,571
Freddie Mac Gold Pool 3% 12/1/2046	1,329,058	1,192,064
Freddie Mac Gold Pool 3% 12/1/2050	9,588,555	8,457,826
Freddie Mac Gold Pool 3% 12/1/2051	1,048,293	921,725
Freddie Mac Gold Pool 3% 2/1/2033	517,991	506,287
Freddie Mac Gold Pool 3% 2/1/2033	41,950	40,543
Freddie Mac Gold Pool 3% 2/1/2034	5,295	5,095
Freddie Mac Gold Pool 3% 2/1/2037	177,402	168,254
Freddie Mac Gold Pool 3% 2/1/2037	9,874	9,364
Freddie Mac Gold Pool 3% 2/1/2043	46,798	43,035
Freddie Mac Gold Pool 3% 2/1/2043	30,810	28,173
Freddie Mac Gold Pool 3% 2/1/2043	20,970	19,227
Freddie Mac Gold Pool 3% 2/1/2043	8,890	8,122
Freddie Mac Gold Pool 3% 2/1/2050	1,347,358	1,197,313
Freddie Mac Gold Pool 3% 2/1/2052	5,655,191	4,972,398
Freddie Mac Gold Pool 3% 2/1/2052	1,701,022	1,495,113
Freddie Mac Gold Pool 3% 2/1/2052	741,793	652,231
Freddie Mac Gold Pool 3% 2/1/2052	651,104	574,323
Freddie Mac Gold Pool 3% 2/1/2052	653,802	573,842
Freddie Mac Gold Pool 3% 3/1/2033	161,815	156,579
Freddie Mac Gold Pool 3% 3/1/2043	22,741	20,838
Freddie Mac Gold Pool 3% 3/1/2050	21,031,359	18,590,672
Freddie Mac Gold Pool 3% 3/1/2052	51,208,314	45,521,636
Freddie Mac Gold Pool 3% 3/1/2052	18,641,749	16,390,993
Freddie Mac Gold Pool 3% 3/1/2052	12,054,289	10,689,293
Freddie Mac Gold Pool 3% 3/1/2052	2,505,640	2,203,115
Freddie Mac Gold Pool 3% 3/1/2052	1,669,843	1,485,450
Freddie Mac Gold Pool 3% 3/1/2052	27,439	24,212
Freddie Mac Gold Pool 3% 4/1/2032	10,013	9,757
Freddie Mac Gold Pool 3% 4/1/2032	3,325	3,237
Freddie Mac Gold Pool 3% 4/1/2034	531,342	512,664
Freddie Mac Gold Pool 3% 4/1/2043	9,474	8,679
Freddie Mac Gold Pool 3% 4/1/2046	68,868	61,864
Freddie Mac Gold Pool 3% 4/1/2046	57,313	51,585
Freddie Mac Gold Pool 3% 4/1/2050	21,215,049	18,753,044
Freddie Mac Gold Pool 3% 4/1/2050	2,646,279	2,349,102
Freddie Mac Gold Pool 3% 4/1/2052	2,341,213	2,076,832
Freddie Mac Gold Pool 3% 4/1/2052	2,037,720	1,804,427
Freddie Mac Gold Pool 3% 4/1/2052	1,356,819	1,199,360
Freddie Mac Gold Pool 3% 5/1/2045	30,001	27,091
Freddie Mac Gold Pool 3% 5/1/2046	1,077,848	969,103
Freddie Mac Gold Pool 3% 5/1/2046	169,096	151,971
Freddie Mac Gold Pool 3% 5/1/2051	2,611,675	2,302,877
Freddie Mac Gold Pool 3% 5/1/2051	858,991	760,111
Freddie Mac Gold Pool 3% 5/1/2051	623,807	549,465
Freddie Mac Gold Pool 3% 6/1/2031	75,434	73,563
Freddie Mac Gold Pool 3% 6/1/2031	28,736	28,036
Freddie Mac Gold Pool 3% 6/1/2031	16,742	16,320
Freddie Mac Gold Pool 3% 6/1/2031	9,866	9,645
Freddie Mac Gold Pool 3% 6/1/2031	9,716	9,464
Freddie Mac Gold Pool 3% 6/1/2031	7,512	7,315
Freddie Mac Gold Pool 3% 6/1/2031	6,367	6,224
Freddie Mac Gold Pool 3% 6/1/2035	1,052,785	1,009,791
Freddie Mac Gold Pool 3% 6/1/2046	1,083,964	972,911
Freddie Mac Gold Pool 3% 6/1/2050	5,294,320	4,709,695
Freddie Mac Gold Pool 3% 6/1/2052	8,003,863	7,037,497
Freddie Mac Gold Pool 3% 6/1/2052	5,611,910	4,955,387
Freddie Mac Gold Pool 3% 6/1/2052	430,352	381,082
Freddie Mac Gold Pool 3% 7/1/2032	14,991	14,569
Freddie Mac Gold Pool 3% 7/1/2045	63,141	57,111
Freddie Mac Gold Pool 3% 7/1/2045	23,090	21,321
Freddie Mac Gold Pool 3% 7/1/2052	14,408,433	12,763,352
Freddie Mac Gold Pool 3% 8/1/2032	22,351	21,714
Freddie Mac Gold Pool 3% 8/1/2032	13,046	12,674
Freddie Mac Gold Pool 3% 8/1/2042	8,612	7,920
Freddie Mac Gold Pool 3% 8/1/2042	6,692	6,125
Freddie Mac Gold Pool 3% 8/1/2045	26,510	23,931
Freddie Mac Gold Pool 3% 8/1/2045	15,842	14,387
Freddie Mac Gold Pool 3% 8/1/2050	17,056,599	15,199,777
Freddie Mac Gold Pool 3% 9/1/2049	147,284	131,527
Freddie Mac Gold Pool 3% 9/1/2051	2,508,357	2,211,775
Freddie Mac Gold Pool 3.5% 1/1/2045	140,172	131,644
Freddie Mac Gold Pool 3.5% 1/1/2046	132,756	123,191
Freddie Mac Gold Pool 3.5% 1/1/2046	41,313	38,419
Freddie Mac Gold Pool 3.5% 1/1/2048	1,947,306	1,794,763
Freddie Mac Gold Pool 3.5% 1/1/2048	1,558,239	1,436,173
Freddie Mac Gold Pool 3.5% 1/1/2048	53,958	50,035
Freddie Mac Gold Pool 3.5% 1/1/2048	40,340	37,495
Freddie Mac Gold Pool 3.5% 10/1/2034	3,047,372	2,962,492
Freddie Mac Gold Pool 3.5% 10/1/2040	49,411	46,538
Freddie Mac Gold Pool 3.5% 10/1/2042	477,068	447,970
Freddie Mac Gold Pool 3.5% 10/1/2042	240,366	225,827
Freddie Mac Gold Pool 3.5% 10/1/2042	28,463	26,747
Freddie Mac Gold Pool 3.5% 10/1/2042	4,126	3,871
Freddie Mac Gold Pool 3.5% 10/1/2047	154,966	144,037
Freddie Mac Gold Pool 3.5% 10/1/2048	2,017,892	1,860,861
Freddie Mac Gold Pool 3.5% 10/1/2049	993,375	917,111
Freddie Mac Gold Pool 3.5% 10/1/2051	10,137,888	9,280,368
Freddie Mac Gold Pool 3.5% 10/1/2051	1,236,484	1,135,760
Freddie Mac Gold Pool 3.5% 10/1/2052	654,582	598,805
Freddie Mac Gold Pool 3.5% 11/1/2033	1,902,869	1,845,602
Freddie Mac Gold Pool 3.5% 11/1/2033	1,040,756	1,008,333
Freddie Mac Gold Pool 3.5% 11/1/2040	102,690	96,955
Freddie Mac Gold Pool 3.5% 11/1/2045	15,640	14,572
Freddie Mac Gold Pool 3.5% 11/1/2045	3,981	3,697
Freddie Mac Gold Pool 3.5% 11/1/2047	1,133,232	1,053,313
Freddie Mac Gold Pool 3.5% 11/1/2047	175,881	163,568
Freddie Mac Gold Pool 3.5% 11/1/2051	6,959,554	6,418,723
Freddie Mac Gold Pool 3.5% 12/1/2033	161,844	157,842
Freddie Mac Gold Pool 3.5% 12/1/2040	98,552	93,022
Freddie Mac Gold Pool 3.5% 12/1/2045	9,525	8,844
Freddie Mac Gold Pool 3.5% 12/1/2046	131,664	122,282
Freddie Mac Gold Pool 3.5% 12/1/2047	264,335	243,930
Freddie Mac Gold Pool 3.5% 12/1/2047	262,219	243,727
Freddie Mac Gold Pool 3.5% 12/1/2048	368,064	339,422
Freddie Mac Gold Pool 3.5% 12/1/2051	8,400,927	7,685,079
Freddie Mac Gold Pool 3.5% 2/1/2034	1,728,245	1,667,728
Freddie Mac Gold Pool 3.5% 2/1/2034	1,537,106	1,499,603
Freddie Mac Gold Pool 3.5% 2/1/2043	6,647,610	6,237,848
Freddie Mac Gold Pool 3.5% 2/1/2043	131,860	124,071
Freddie Mac Gold Pool 3.5% 2/1/2043	53,617	50,610
Freddie Mac Gold Pool 3.5% 2/1/2045	11,751	11,018
Freddie Mac Gold Pool 3.5% 2/1/2048	810,845	747,999
Freddie Mac Gold Pool 3.5% 2/1/2048	437,845	406,009
Freddie Mac Gold Pool 3.5% 2/1/2048	263,790	243,427
Freddie Mac Gold Pool 3.5% 2/1/2052	5,761,574	5,265,225
Freddie Mac Gold Pool 3.5% 2/1/2052	5,599,224	5,134,359
Freddie Mac Gold Pool 3.5% 2/1/2053	10,161,990	9,331,012
Freddie Mac Gold Pool 3.5% 3/1/2032	904,689	887,021
Freddie Mac Gold Pool 3.5% 3/1/2045	318,610	297,085
Freddie Mac Gold Pool 3.5% 3/1/2045	86,804	81,050
Freddie Mac Gold Pool 3.5% 3/1/2045	68,779	64,212
Freddie Mac Gold Pool 3.5% 3/1/2045	27,170	25,533
Freddie Mac Gold Pool 3.5% 3/1/2046	6,067,432	5,656,554
Freddie Mac Gold Pool 3.5% 3/1/2046	6,626	6,149
Freddie Mac Gold Pool 3.5% 3/1/2048	316,242	291,731
Freddie Mac Gold Pool 3.5% 3/1/2052	9,772,005	8,962,229
Freddie Mac Gold Pool 3.5% 3/1/2052	8,792,845	8,051,844
Freddie Mac Gold Pool 3.5% 3/1/2052	3,569,801	3,272,309
Freddie Mac Gold Pool 3.5% 4/1/2034	3,003,197	2,921,603
Freddie Mac Gold Pool 3.5% 4/1/2040	121,815	115,132
Freddie Mac Gold Pool 3.5% 4/1/2042	1,196,501	1,129,978
Freddie Mac Gold Pool 3.5% 4/1/2042	10,667	10,045
Freddie Mac Gold Pool 3.5% 4/1/2043	203,332	190,724
Freddie Mac Gold Pool 3.5% 4/1/2043	69,387	65,177
Freddie Mac Gold Pool 3.5% 4/1/2046	370,022	343,285
Freddie Mac Gold Pool 3.5% 4/1/2046	258,944	240,651
Freddie Mac Gold Pool 3.5% 4/1/2046	22,167	20,593
Freddie Mac Gold Pool 3.5% 4/1/2047	5,509,336	5,057,099
Freddie Mac Gold Pool 3.5% 4/1/2048	208,215	193,076
Freddie Mac Gold Pool 3.5% 4/1/2050	3,794,431	3,498,378
Freddie Mac Gold Pool 3.5% 4/1/2052	13,311,098	12,247,566
Freddie Mac Gold Pool 3.5% 4/1/2052	7,531,201	6,941,240
Freddie Mac Gold Pool 3.5% 4/1/2052	1,509,959	1,380,233
Freddie Mac Gold Pool 3.5% 4/1/2052	1,301,591	1,194,750
Freddie Mac Gold Pool 3.5% 4/1/2052	232,497	211,960
Freddie Mac Gold Pool 3.5% 5/1/2032	136,592	134,349
Freddie Mac Gold Pool 3.5% 5/1/2034	189,681	184,641
Freddie Mac Gold Pool 3.5% 5/1/2040	225,836	213,532
Freddie Mac Gold Pool 3.5% 5/1/2040	41,229	38,969
Freddie Mac Gold Pool 3.5% 5/1/2045	726,420	676,327
Freddie Mac Gold Pool 3.5% 5/1/2045	41,242	38,404
Freddie Mac Gold Pool 3.5% 5/1/2045	21,962	20,483
Freddie Mac Gold Pool 3.5% 5/1/2045	9,717	9,150
Freddie Mac Gold Pool 3.5% 5/1/2046	2,591,868	2,412,681
Freddie Mac Gold Pool 3.5% 5/1/2046	86,922	80,704
Freddie Mac Gold Pool 3.5% 5/1/2046	21,609	20,033
Freddie Mac Gold Pool 3.5% 5/1/2046	8,197	7,617
Freddie Mac Gold Pool 3.5% 5/1/2046	6,142	5,687
Freddie Mac Gold Pool 3.5% 5/1/2047	5,715,998	5,245,011
Freddie Mac Gold Pool 3.5% 5/1/2047	3,424,029	3,142,966
Freddie Mac Gold Pool 3.5% 5/1/2049	64,227	59,075
Freddie Mac Gold Pool 3.5% 5/1/2052	14,825,038	13,589,584
Freddie Mac Gold Pool 3.5% 5/1/2052	12,264,716	11,257,959
Freddie Mac Gold Pool 3.5% 5/1/2052	416,628	381,257
Freddie Mac Gold Pool 3.5% 6/1/2032	701,084	686,810
Freddie Mac Gold Pool 3.5% 6/1/2040	205,199	194,324
Freddie Mac Gold Pool 3.5% 6/1/2042	5,320	5,007
Freddie Mac Gold Pool 3.5% 6/1/2045	1,219,484	1,137,966
Freddie Mac Gold Pool 3.5% 6/1/2045	863,932	804,958
Freddie Mac Gold Pool 3.5% 6/1/2045	138,989	129,758
Freddie Mac Gold Pool 3.5% 6/1/2045	66,148	61,783
Freddie Mac Gold Pool 3.5% 6/1/2045	14,552	13,588
Freddie Mac Gold Pool 3.5% 6/1/2048	183,499	169,277
Freddie Mac Gold Pool 3.5% 6/1/2049	144,988	134,083
Freddie Mac Gold Pool 3.5% 6/1/2052	168,084	153,814
Freddie Mac Gold Pool 3.5% 7/1/2032	227,797	223,224
Freddie Mac Gold Pool 3.5% 7/1/2032	61,533	60,263
Freddie Mac Gold Pool 3.5% 7/1/2040	19,635	18,529
Freddie Mac Gold Pool 3.5% 7/1/2042	4,248,098	3,989,054
Freddie Mac Gold Pool 3.5% 7/1/2042	54,726	51,606
Freddie Mac Gold Pool 3.5% 7/1/2046	29,937	27,841
Freddie Mac Gold Pool 3.5% 7/1/2046	11,715	10,902
Freddie Mac Gold Pool 3.5% 7/1/2047	2,706,748	2,518,397
Freddie Mac Gold Pool 3.5% 7/1/2051	4,414,832	4,045,540
Freddie Mac Gold Pool 3.5% 7/1/2052	12,358,696	11,371,260
Freddie Mac Gold Pool 3.5% 7/1/2052	1,171,493	1,072,036
Freddie Mac Gold Pool 3.5% 8/1/2034	323,789	315,025
Freddie Mac Gold Pool 3.5% 8/1/2038	82,429	79,191
Freddie Mac Gold Pool 3.5% 8/1/2040	131,642	124,449
Freddie Mac Gold Pool 3.5% 8/1/2042	774,864	728,266
Freddie Mac Gold Pool 3.5% 8/1/2042	113,200	106,370
Freddie Mac Gold Pool 3.5% 8/1/2047	4,213,790	3,920,571
Freddie Mac Gold Pool 3.5% 8/1/2047	503,396	467,895
Freddie Mac Gold Pool 3.5% 8/1/2047	316,598	294,568
Freddie Mac Gold Pool 3.5% 8/1/2048	136,300	125,693
Freddie Mac Gold Pool 3.5% 8/1/2048	61,974	57,209
Freddie Mac Gold Pool 3.5% 8/1/2049	16,427,509	15,161,184
Freddie Mac Gold Pool 3.5% 8/1/2051	1,677,787	1,541,638
Freddie Mac Gold Pool 3.5% 9/1/2040	89,370	84,674
Freddie Mac Gold Pool 3.5% 9/1/2042	9,347,801	8,769,827
Freddie Mac Gold Pool 3.5% 9/1/2042	5,262,550	4,936,170
Freddie Mac Gold Pool 3.5% 9/1/2042	1,645	1,543
Freddie Mac Gold Pool 3.5% 9/1/2043	86,988	81,509
Freddie Mac Gold Pool 3.5% 9/1/2046	3,047,226	2,836,778
Freddie Mac Gold Pool 3.5% 9/1/2046	348,405	324,014
Freddie Mac Gold Pool 3.5% 9/1/2047	84,330	78,383
Freddie Mac Gold Pool 3.5% 9/1/2047	70,270	65,315
Freddie Mac Gold Pool 3.5% 9/1/2048	859,842	792,929
Freddie Mac Gold Pool 3.5% 9/1/2048	163,229	150,527
Freddie Mac Gold Pool 3.5% 9/1/2048	134,453	123,990
Freddie Mac Gold Pool 3.5% 9/1/2052	1,538,582	1,407,479
Freddie Mac Gold Pool 4% 1/1/2036	551,841	542,645
Freddie Mac Gold Pool 4% 1/1/2039	114,977	112,091
Freddie Mac Gold Pool 4% 1/1/2041	41,309	39,990
Freddie Mac Gold Pool 4% 1/1/2041	19,761	19,180
Freddie Mac Gold Pool 4% 1/1/2041	5,306	5,133
Freddie Mac Gold Pool 4% 1/1/2042	17,577	16,977
Freddie Mac Gold Pool 4% 1/1/2043	11,432	10,989
Freddie Mac Gold Pool 4% 1/1/2044	34,401	32,972
Freddie Mac Gold Pool 4% 1/1/2044	26,401	25,365
Freddie Mac Gold Pool 4% 10/1/2041	329,532	318,483
Freddie Mac Gold Pool 4% 10/1/2041	41,118	39,758
Freddie Mac Gold Pool 4% 10/1/2041	30,845	29,824
Freddie Mac Gold Pool 4% 10/1/2042	16,458	15,863
Freddie Mac Gold Pool 4% 10/1/2042	8,442	8,208
Freddie Mac Gold Pool 4% 10/1/2042	6,016	5,783
Freddie Mac Gold Pool 4% 10/1/2043	85,792	82,366
Freddie Mac Gold Pool 4% 10/1/2043	28,683	27,493
Freddie Mac Gold Pool 4% 10/1/2043	12,373	11,864
Freddie Mac Gold Pool 4% 10/1/2043	11,141	10,733
Freddie Mac Gold Pool 4% 10/1/2044	57,156	54,714
Freddie Mac Gold Pool 4% 10/1/2045	21,187	20,341
Freddie Mac Gold Pool 4% 10/1/2052	914,740	867,381
Freddie Mac Gold Pool 4% 11/1/2040	79,144	76,586
Freddie Mac Gold Pool 4% 11/1/2041	54,660	52,761
Freddie Mac Gold Pool 4% 11/1/2041	5,536	5,398
Freddie Mac Gold Pool 4% 11/1/2041	2,487	2,405
Freddie Mac Gold Pool 4% 11/1/2042	708,032	684,685
Freddie Mac Gold Pool 4% 11/1/2042	584,394	564,653
Freddie Mac Gold Pool 4% 11/1/2042	75,134	72,499
Freddie Mac Gold Pool 4% 11/1/2042	65,764	63,288
Freddie Mac Gold Pool 4% 11/1/2042	38,156	36,824
Freddie Mac Gold Pool 4% 11/1/2042	22,453	21,592
Freddie Mac Gold Pool 4% 11/1/2042	1,906	1,871
Freddie Mac Gold Pool 4% 11/1/2043	26,397	25,438
Freddie Mac Gold Pool 4% 11/1/2047	1,525,138	1,453,078
Freddie Mac Gold Pool 4% 11/1/2048	244,194	231,990
Freddie Mac Gold Pool 4% 11/1/2051	121,011	115,304
Freddie Mac Gold Pool 4% 12/1/2033	586,628	580,553
Freddie Mac Gold Pool 4% 12/1/2040	9,987	9,683
Freddie Mac Gold Pool 4% 12/1/2040	4,208	4,075
Freddie Mac Gold Pool 4% 12/1/2042	3,613,767	3,492,176
Freddie Mac Gold Pool 4% 12/1/2042	30,881	29,699
Freddie Mac Gold Pool 4% 12/1/2042	13,578	13,123
Freddie Mac Gold Pool 4% 12/1/2045	1,609,255	1,551,129
Freddie Mac Gold Pool 4% 12/1/2045	5,894	5,639
Freddie Mac Gold Pool 4% 12/1/2047	11,219,900	10,689,774
Freddie Mac Gold Pool 4% 12/1/2047	782,847	745,859
Freddie Mac Gold Pool 4% 2/1/2041	139,334	134,935
Freddie Mac Gold Pool 4% 2/1/2041	5,595	5,408
Freddie Mac Gold Pool 4% 2/1/2042	145,882	140,818
Freddie Mac Gold Pool 4% 2/1/2042	29,095	28,147
Freddie Mac Gold Pool 4% 2/1/2043	57,562	55,393
Freddie Mac Gold Pool 4% 2/1/2043	44,022	42,314
Freddie Mac Gold Pool 4% 2/1/2043	34,651	33,271
Freddie Mac Gold Pool 4% 2/1/2043	19,054	18,299
Freddie Mac Gold Pool 4% 2/1/2044	34,660	33,305
Freddie Mac Gold Pool 4% 2/1/2044	18,974	18,261
Freddie Mac Gold Pool 4% 2/1/2044	13,070	12,522
Freddie Mac Gold Pool 4% 2/1/2045	490,106	471,377
Freddie Mac Gold Pool 4% 2/1/2046	162,499	155,831
Freddie Mac Gold Pool 4% 2/1/2048	484,272	461,391
Freddie Mac Gold Pool 4% 2/1/2048	35,988	34,276
Freddie Mac Gold Pool 4% 2/1/2052	67,205	63,930
Freddie Mac Gold Pool 4% 2/1/2052	43,377	41,331
Freddie Mac Gold Pool 4% 2/1/2053	16,262,774	15,390,307
Freddie Mac Gold Pool 4% 2/1/2053	3,960,288	3,747,826
Freddie Mac Gold Pool 4% 3/1/2042	31,130	30,030
Freddie Mac Gold Pool 4% 3/1/2042	30,292	29,264
Freddie Mac Gold Pool 4% 3/1/2042	6,366	6,124
Freddie Mac Gold Pool 4% 3/1/2043	19,122	18,479
Freddie Mac Gold Pool 4% 3/1/2043	11,684	11,229
Freddie Mac Gold Pool 4% 3/1/2044	40,750	39,070
Freddie Mac Gold Pool 4% 3/1/2053	487,870	458,343
Freddie Mac Gold Pool 4% 4/1/2040	767	750
Freddie Mac Gold Pool 4% 4/1/2042	468,919	452,418
Freddie Mac Gold Pool 4% 4/1/2042	297,539	287,519
Freddie Mac Gold Pool 4% 4/1/2042	11,773	11,326
Freddie Mac Gold Pool 4% 4/1/2042	8,402	8,138
Freddie Mac Gold Pool 4% 4/1/2042	6,334	6,096
Freddie Mac Gold Pool 4% 4/1/2042	5,711	5,494
Freddie Mac Gold Pool 4% 4/1/2043	550,550	530,981
Freddie Mac Gold Pool 4% 4/1/2043	30,567	29,452
Freddie Mac Gold Pool 4% 4/1/2043	11,285	10,970
Freddie Mac Gold Pool 4% 4/1/2046	165,747	158,495
Freddie Mac Gold Pool 4% 4/1/2048	161,261	153,591
Freddie Mac Gold Pool 4% 4/1/2048	124,214	118,307
Freddie Mac Gold Pool 4% 4/1/2048	73,073	69,597
Freddie Mac Gold Pool 4% 4/1/2048	27,155	25,864
Freddie Mac Gold Pool 4% 4/1/2048	8,088	7,703
Freddie Mac Gold Pool 4% 4/1/2052	121,180	115,251
Freddie Mac Gold Pool 4% 4/1/2052	95,376	90,709
Freddie Mac Gold Pool 4% 5/1/2033	324,920	321,619
Freddie Mac Gold Pool 4% 5/1/2038	4,793,164	4,680,336
Freddie Mac Gold Pool 4% 5/1/2042	51,584	49,937
Freddie Mac Gold Pool 4% 5/1/2043	35,598	34,208
Freddie Mac Gold Pool 4% 5/1/2043	13,913	13,348
Freddie Mac Gold Pool 4% 5/1/2043	13,631	13,083
Freddie Mac Gold Pool 4% 5/1/2043	12,509	12,004
Freddie Mac Gold Pool 4% 5/1/2043	4,128	3,971
Freddie Mac Gold Pool 4% 5/1/2045	1,201,255	1,161,218
Freddie Mac Gold Pool 4% 5/1/2045	60,487	57,811
Freddie Mac Gold Pool 4% 5/1/2048	929,277	885,079
Freddie Mac Gold Pool 4% 5/1/2050	1,668,875	1,578,691
Freddie Mac Gold Pool 4% 5/1/2052	1,595,084	1,503,903
Freddie Mac Gold Pool 4% 5/1/2053	965,301	911,403
Freddie Mac Gold Pool 4% 6/1/2038	59,508	58,108
Freddie Mac Gold Pool 4% 6/1/2038	44,161	43,121
Freddie Mac Gold Pool 4% 6/1/2041	15,078	14,560
Freddie Mac Gold Pool 4% 6/1/2041	2,338	2,303
Freddie Mac Gold Pool 4% 6/1/2043	34,400	33,272
Freddie Mac Gold Pool 4% 6/1/2043	20,951	20,112
Freddie Mac Gold Pool 4% 6/1/2045	46,062	44,242
Freddie Mac Gold Pool 4% 6/1/2047	2,861,924	2,730,279
Freddie Mac Gold Pool 4% 6/1/2047	211,580	201,913
Freddie Mac Gold Pool 4% 6/1/2052	74,857	71,309
Freddie Mac Gold Pool 4% 7/1/2041	3,116	3,009
Freddie Mac Gold Pool 4% 7/1/2042	619,032	596,216
Freddie Mac Gold Pool 4% 7/1/2043	78,959	75,881
Freddie Mac Gold Pool 4% 7/1/2043	61,129	58,857
Freddie Mac Gold Pool 4% 7/1/2043	33,718	32,464
Freddie Mac Gold Pool 4% 7/1/2043	22,707	21,790
Freddie Mac Gold Pool 4% 7/1/2043	18,953	18,180
Freddie Mac Gold Pool 4% 7/1/2043	16,028	15,377
Freddie Mac Gold Pool 4% 7/1/2043	7,455	7,154
Freddie Mac Gold Pool 4% 7/1/2044	814,691	787,979
Freddie Mac Gold Pool 4% 7/1/2045	113,942	109,387
Freddie Mac Gold Pool 4% 7/1/2052	115,527	110,051
Freddie Mac Gold Pool 4% 8/1/2038	300,671	293,594
Freddie Mac Gold Pool 4% 8/1/2038	223,764	218,497
Freddie Mac Gold Pool 4% 8/1/2043	35,742	34,320
Freddie Mac Gold Pool 4% 8/1/2043	28,911	27,955
Freddie Mac Gold Pool 4% 8/1/2043	21,222	20,538
Freddie Mac Gold Pool 4% 8/1/2043	6,804	6,527
Freddie Mac Gold Pool 4% 8/1/2044	9,163	8,785
Freddie Mac Gold Pool 4% 8/1/2044	8,868	8,559
Freddie Mac Gold Pool 4% 8/1/2052	58,116	55,362
Freddie Mac Gold Pool 4% 9/1/2041	47,315	45,749
Freddie Mac Gold Pool 4% 9/1/2041	15,524	15,010
Freddie Mac Gold Pool 4% 9/1/2041	11,315	10,976
Freddie Mac Gold Pool 4% 9/1/2041	8,531	8,265
Freddie Mac Gold Pool 4% 9/1/2042	4,674,229	4,511,427
Freddie Mac Gold Pool 4% 9/1/2042	47,353	45,840
Freddie Mac Gold Pool 4% 9/1/2043	57,328	55,144
Freddie Mac Gold Pool 4% 9/1/2043	53,825	51,739
Freddie Mac Gold Pool 4% 9/1/2043	51,327	49,374
Freddie Mac Gold Pool 4% 9/1/2043	45,378	43,567
Freddie Mac Gold Pool 4% 9/1/2043	38,631	37,059
Freddie Mac Gold Pool 4% 9/1/2043	30,863	29,695
Freddie Mac Gold Pool 4% 9/1/2043	16,637	15,949
Freddie Mac Gold Pool 4% 9/1/2043	1,332	1,308
Freddie Mac Gold Pool 4% 9/1/2044	32,590	31,285
Freddie Mac Gold Pool 4% 9/1/2048	1,284,588	1,220,390
Freddie Mac Gold Pool 4% 9/1/2048	252,831	240,195
Freddie Mac Gold Pool 4% 9/1/2051	130,837	124,667
Freddie Mac Gold Pool 4.5% 1/1/2040	12,958	12,836
Freddie Mac Gold Pool 4.5% 1/1/2041	12,116	11,983
Freddie Mac Gold Pool 4.5% 1/1/2041	7,988	7,905
Freddie Mac Gold Pool 4.5% 1/1/2042	405,098	400,505
Freddie Mac Gold Pool 4.5% 1/1/2045	15,493	15,264
Freddie Mac Gold Pool 4.5% 1/1/2047	31,545	30,939
Freddie Mac Gold Pool 4.5% 10/1/2035	986	979
Freddie Mac Gold Pool 4.5% 10/1/2039	169,824	168,058
Freddie Mac Gold Pool 4.5% 10/1/2039	43,855	43,369
Freddie Mac Gold Pool 4.5% 10/1/2039	7,546	7,468
Freddie Mac Gold Pool 4.5% 10/1/2039	1,725	1,706
Freddie Mac Gold Pool 4.5% 10/1/2040	38,853	38,402
Freddie Mac Gold Pool 4.5% 10/1/2040	21,633	21,373
Freddie Mac Gold Pool 4.5% 10/1/2041	113,842	112,467
Freddie Mac Gold Pool 4.5% 10/1/2043	23,069	22,710
Freddie Mac Gold Pool 4.5% 10/1/2048	86,934	84,666
Freddie Mac Gold Pool 4.5% 10/1/2048	34,196	33,507
Freddie Mac Gold Pool 4.5% 11/1/2031	2,413	2,411
Freddie Mac Gold Pool 4.5% 11/1/2039	1,131	1,119
Freddie Mac Gold Pool 4.5% 11/1/2039	653	647
Freddie Mac Gold Pool 4.5% 11/1/2040	20,342	20,113
Freddie Mac Gold Pool 4.5% 11/1/2040	1,873	1,853
Freddie Mac Gold Pool 4.5% 11/1/2044	121,191	119,211
Freddie Mac Gold Pool 4.5% 11/1/2044	4,836	4,762
Freddie Mac Gold Pool 4.5% 12/1/2039	1,024	1,012
Freddie Mac Gold Pool 4.5% 12/1/2039	349	346
Freddie Mac Gold Pool 4.5% 12/1/2040	16,802	16,601
Freddie Mac Gold Pool 4.5% 12/1/2040	12,818	12,664
Freddie Mac Gold Pool 4.5% 12/1/2040	855	845
Freddie Mac Gold Pool 4.5% 12/1/2044	27,442	26,989
Freddie Mac Gold Pool 4.5% 12/1/2044	4,837	4,762
Freddie Mac Gold Pool 4.5% 12/1/2045	72,885	72,142
Freddie Mac Gold Pool 4.5% 12/1/2046	31,890	31,278
Freddie Mac Gold Pool 4.5% 12/1/2048	1,490,748	1,458,371
Freddie Mac Gold Pool 4.5% 2/1/2037	928	921
Freddie Mac Gold Pool 4.5% 2/1/2040	2,635	2,608
Freddie Mac Gold Pool 4.5% 2/1/2041	59,196	58,543
Freddie Mac Gold Pool 4.5% 2/1/2041	20,102	19,855
Freddie Mac Gold Pool 4.5% 2/1/2041	19,472	19,229
Freddie Mac Gold Pool 4.5% 2/1/2041	19,103	18,887
Freddie Mac Gold Pool 4.5% 2/1/2041	16,704	16,514
Freddie Mac Gold Pool 4.5% 2/1/2041	15,709	15,539
Freddie Mac Gold Pool 4.5% 2/1/2041	10,201	10,097
Freddie Mac Gold Pool 4.5% 2/1/2041	8,856	8,749
Freddie Mac Gold Pool 4.5% 2/1/2041	3,285	3,254
Freddie Mac Gold Pool 4.5% 2/1/2044	11,188	11,025
Freddie Mac Gold Pool 4.5% 2/1/2047	120,992	118,666
Freddie Mac Gold Pool 4.5% 3/1/2041	154,992	153,192
Freddie Mac Gold Pool 4.5% 3/1/2041	71,889	71,059
Freddie Mac Gold Pool 4.5% 3/1/2041	16,406	16,226
Freddie Mac Gold Pool 4.5% 3/1/2041	14,360	14,189
Freddie Mac Gold Pool 4.5% 3/1/2041	12,157	12,016
Freddie Mac Gold Pool 4.5% 3/1/2041	3,170	3,134
Freddie Mac Gold Pool 4.5% 3/1/2042	1,622	1,604
Freddie Mac Gold Pool 4.5% 3/1/2044	9,188	9,045
Freddie Mac Gold Pool 4.5% 4/1/2041	200,654	198,349
Freddie Mac Gold Pool 4.5% 4/1/2041	25,821	25,497
Freddie Mac Gold Pool 4.5% 4/1/2041	22,184	21,918
Freddie Mac Gold Pool 4.5% 4/1/2041	2,545	2,513
Freddie Mac Gold Pool 4.5% 4/1/2041	852	842
Freddie Mac Gold Pool 4.5% 4/1/2048	368,420	358,940
Freddie Mac Gold Pool 4.5% 5/1/2035	6,639	6,597
Freddie Mac Gold Pool 4.5% 5/1/2039	56,986	56,476
Freddie Mac Gold Pool 4.5% 5/1/2039	14,120	13,990
Freddie Mac Gold Pool 4.5% 5/1/2039	1,213	1,200
Freddie Mac Gold Pool 4.5% 5/1/2040	2,091	2,068
Freddie Mac Gold Pool 4.5% 5/1/2041	27,769	27,419
Freddie Mac Gold Pool 4.5% 5/1/2041	18,263	18,051
Freddie Mac Gold Pool 4.5% 5/1/2041	9,638	9,528
Freddie Mac Gold Pool 4.5% 5/1/2045	128,646	126,616
Freddie Mac Gold Pool 4.5% 5/1/2047	365,937	358,561
Freddie Mac Gold Pool 4.5% 5/1/2047	269,327	263,898
Freddie Mac Gold Pool 4.5% 5/1/2047	126,164	123,621
Freddie Mac Gold Pool 4.5% 6/1/2038	8,006	7,955
Freddie Mac Gold Pool 4.5% 6/1/2039	2,835	2,806
Freddie Mac Gold Pool 4.5% 6/1/2040	4,376	4,329
Freddie Mac Gold Pool 4.5% 6/1/2041	26,797	26,522
Freddie Mac Gold Pool 4.5% 6/1/2041	18,284	18,064
Freddie Mac Gold Pool 4.5% 6/1/2041	17,810	17,622
Freddie Mac Gold Pool 4.5% 6/1/2041	11,610	11,468
Freddie Mac Gold Pool 4.5% 6/1/2041	7,237	7,176
Freddie Mac Gold Pool 4.5% 6/1/2041	7,263	7,176
Freddie Mac Gold Pool 4.5% 6/1/2041	1,882	1,859
Freddie Mac Gold Pool 4.5% 6/1/2047	524,598	514,024
Freddie Mac Gold Pool 4.5% 6/1/2047	82,107	80,503
Freddie Mac Gold Pool 4.5% 7/1/2040	28,965	28,655
Freddie Mac Gold Pool 4.5% 7/1/2040	13,492	13,335
Freddie Mac Gold Pool 4.5% 7/1/2040	11,379	11,252
Freddie Mac Gold Pool 4.5% 7/1/2041	442,353	436,562
Freddie Mac Gold Pool 4.5% 7/1/2041	8,595	8,496
Freddie Mac Gold Pool 4.5% 7/1/2044	2,775	2,731
Freddie Mac Gold Pool 4.5% 7/1/2047	222,461	217,977
Freddie Mac Gold Pool 4.5% 7/1/2047	144,397	141,622
Freddie Mac Gold Pool 4.5% 7/1/2047	65,861	64,574
Freddie Mac Gold Pool 4.5% 7/1/2049	8,658,454	8,454,594
Freddie Mac Gold Pool 4.5% 8/1/2033	2,956	2,942
Freddie Mac Gold Pool 4.5% 8/1/2035	839	834
Freddie Mac Gold Pool 4.5% 8/1/2040	22,883	22,629
Freddie Mac Gold Pool 4.5% 8/1/2040	6,477	6,403
Freddie Mac Gold Pool 4.5% 8/1/2040	1,674	1,656
Freddie Mac Gold Pool 4.5% 8/1/2040	1,020	1,009
Freddie Mac Gold Pool 4.5% 8/1/2041	68,842	68,054
Freddie Mac Gold Pool 4.5% 8/1/2041	10,899	10,775
Freddie Mac Gold Pool 4.5% 8/1/2041	10,798	10,665
Freddie Mac Gold Pool 4.5% 8/1/2041	8,482	8,390
Freddie Mac Gold Pool 4.5% 8/1/2041	378	373
Freddie Mac Gold Pool 4.5% 9/1/2039	38,238	37,940
Freddie Mac Gold Pool 4.5% 9/1/2039	4,401	4,360
Freddie Mac Gold Pool 4.5% 9/1/2039	622	615
Freddie Mac Gold Pool 4.5% 9/1/2040	18,621	18,413
Freddie Mac Gold Pool 4.5% 9/1/2041	170,284	168,453
Freddie Mac Gold Pool 4.5% 9/1/2041	94,230	93,156
Freddie Mac Gold Pool 4.5% 9/1/2041	75,938	75,051
Freddie Mac Gold Pool 4.5% 9/1/2041	10,652	10,533
Freddie Mac Gold Pool 4.5% 9/1/2041	2,076	2,052
Freddie Mac Gold Pool 5% 1/1/2035	70,970	71,519
Freddie Mac Gold Pool 5% 1/1/2037	3,139	3,166
Freddie Mac Gold Pool 5% 1/1/2040	941,487	949,036
Freddie Mac Gold Pool 5% 1/1/2040	30,396	30,656
Freddie Mac Gold Pool 5% 1/1/2041	2,376	2,396
Freddie Mac Gold Pool 5% 1/1/2053	10,634,022	10,600,667
Freddie Mac Gold Pool 5% 10/1/2033	8,227	8,290
Freddie Mac Gold Pool 5% 10/1/2033	5,903	5,948
Freddie Mac Gold Pool 5% 10/1/2033	269	271
Freddie Mac Gold Pool 5% 10/1/2035	55,906	56,494
Freddie Mac Gold Pool 5% 10/1/2052	16,813,632	16,787,164
Freddie Mac Gold Pool 5% 11/1/2033	17,436	17,565
Freddie Mac Gold Pool 5% 11/1/2035	4,906	4,948
Freddie Mac Gold Pool 5% 11/1/2037	408	411
Freddie Mac Gold Pool 5% 11/1/2040	4,877	4,920
Freddie Mac Gold Pool 5% 11/1/2052	26,092,512	26,051,437
Freddie Mac Gold Pool 5% 11/1/2052	7,770,152	7,767,633
Freddie Mac Gold Pool 5% 12/1/2033	3,973	4,004
Freddie Mac Gold Pool 5% 12/1/2033	3,407	3,434
Freddie Mac Gold Pool 5% 12/1/2033	1,002	1,009
Freddie Mac Gold Pool 5% 12/1/2034	6,921	6,976
Freddie Mac Gold Pool 5% 12/1/2035	12,991	13,103
Freddie Mac Gold Pool 5% 12/1/2052 (d)	18,048,173	18,019,761
Freddie Mac Gold Pool 5% 12/1/2052	3,168,167	3,156,250
Freddie Mac Gold Pool 5% 12/1/2052	3,086,815	3,080,027
Freddie Mac Gold Pool 5% 12/1/2052	2,838,098	2,827,422
Freddie Mac Gold Pool 5% 2/1/2035	7,782	7,838
Freddie Mac Gold Pool 5% 2/1/2040	7,612	7,678
Freddie Mac Gold Pool 5% 2/1/2041	5,740	5,789
Freddie Mac Gold Pool 5% 2/1/2041	5,394	5,441
Freddie Mac Gold Pool 5% 3/1/2041	10,928	11,022
Freddie Mac Gold Pool 5% 3/1/2041	10,832	10,925
Freddie Mac Gold Pool 5% 3/1/2041	1,233	1,239
Freddie Mac Gold Pool 5% 3/1/2056	5,450,000	5,366,483
Freddie Mac Gold Pool 5% 4/1/2034	2,770	2,792
Freddie Mac Gold Pool 5% 4/1/2035	18,849	18,997
Freddie Mac Gold Pool 5% 4/1/2035	7,309	7,371
Freddie Mac Gold Pool 5% 4/1/2035	5,013	5,055
Freddie Mac Gold Pool 5% 4/1/2036	42,316	42,676
Freddie Mac Gold Pool 5% 4/1/2040	2,838,575	2,859,561
Freddie Mac Gold Pool 5% 4/1/2040	47,536	47,945
Freddie Mac Gold Pool 5% 4/1/2041	2,409	2,430
Freddie Mac Gold Pool 5% 5/1/2034	3,286	3,312
Freddie Mac Gold Pool 5% 5/1/2034	1,611	1,623
Freddie Mac Gold Pool 5% 5/1/2034	1,259	1,270
Freddie Mac Gold Pool 5% 5/1/2034	237	238
Freddie Mac Gold Pool 5% 5/1/2035	18,344	18,498
Freddie Mac Gold Pool 5% 5/1/2035	450	453
Freddie Mac Gold Pool 5% 5/1/2040	6,395	6,449
Freddie Mac Gold Pool 5% 5/1/2041	9,717	9,800
Freddie Mac Gold Pool 5% 5/1/2052	6,030,473	6,020,980
Freddie Mac Gold Pool 5% 5/1/2052	532,682	533,841
Freddie Mac Gold Pool 5% 6/1/2035	3,422	3,450
Freddie Mac Gold Pool 5% 6/1/2035	1,534	1,547
Freddie Mac Gold Pool 5% 6/1/2038	1,081	1,090
Freddie Mac Gold Pool 5% 6/1/2038	895	903
Freddie Mac Gold Pool 5% 6/1/2040	28,254	28,497
Freddie Mac Gold Pool 5% 6/1/2040	24,031	24,237
Freddie Mac Gold Pool 5% 6/1/2041	696,320	702,304
Freddie Mac Gold Pool 5% 6/1/2041	11,970	12,073
Freddie Mac Gold Pool 5% 6/1/2052	8,019,485	8,006,860
Freddie Mac Gold Pool 5% 6/1/2052	3,322,440	3,325,516
Freddie Mac Gold Pool 5% 6/1/2052	1,497,424	1,500,682
Freddie Mac Gold Pool 5% 6/1/2056	7,900,000	7,781,408
Freddie Mac Gold Pool 5% 7/1/2033	427	427
Freddie Mac Gold Pool 5% 7/1/2035	119,265	120,239
Freddie Mac Gold Pool 5% 7/1/2035	16,381	16,521
Freddie Mac Gold Pool 5% 7/1/2035	943	951
Freddie Mac Gold Pool 5% 7/1/2035	190	191
Freddie Mac Gold Pool 5% 7/1/2035	104	105
Freddie Mac Gold Pool 5% 7/1/2040	2,928,482	2,947,387
Freddie Mac Gold Pool 5% 7/1/2040	5,536	5,585
Freddie Mac Gold Pool 5% 7/1/2041	13,917	14,037
Freddie Mac Gold Pool 5% 7/1/2041	12,950	13,061
Freddie Mac Gold Pool 5% 7/1/2041	7,807	7,876
Freddie Mac Gold Pool 5% 7/1/2041	5,157	5,194
Freddie Mac Gold Pool 5% 7/1/2041	4,946	4,988
Freddie Mac Gold Pool 5% 7/1/2041	4,891	4,933
Freddie Mac Gold Pool 5% 7/1/2041	3,752	3,783
Freddie Mac Gold Pool 5% 8/1/2033	1,987	2,003
Freddie Mac Gold Pool 5% 8/1/2033	631	636
Freddie Mac Gold Pool 5% 8/1/2034	29,098	29,329
Freddie Mac Gold Pool 5% 8/1/2035	2,143	2,160
Freddie Mac Gold Pool 5% 8/1/2035	325	328
Freddie Mac Gold Pool 5% 8/1/2036	10,977	11,072
Freddie Mac Gold Pool 5% 8/1/2036	373	376
Freddie Mac Gold Pool 5% 8/1/2040	269,233	270,971
Freddie Mac Gold Pool 5% 8/1/2040	23,670	23,880
Freddie Mac Gold Pool 5% 8/1/2040	1,256	1,267
Freddie Mac Gold Pool 5% 9/1/2033	6,683	6,734
Freddie Mac Gold Pool 5% 9/1/2035	12,049	12,152
Freddie Mac Gold Pool 5% 9/1/2035	745	751
Freddie Mac Gold Pool 5% 9/1/2035	82	82
Freddie Mac Gold Pool 5% 9/1/2052	6,529,863	6,525,706
Freddie Mac Gold Pool 5% 9/1/2052	2,104,818	2,092,823
Freddie Mac Gold Pool 5.5% 1/1/2055	27,167,264	27,677,824
Freddie Mac Gold Pool 5.5% 1/1/2055	10,527,940	10,708,192
Freddie Mac Gold Pool 5.5% 1/1/2056	91,541,486	93,194,615
Freddie Mac Gold Pool 5.5% 1/1/2056	42,122,259	42,724,978
Freddie Mac Gold Pool 5.5% 1/1/2056	2,351,302	2,395,050
Freddie Mac Gold Pool 5.5% 10/1/2054	17,617,284	17,918,915
Freddie Mac Gold Pool 5.5% 11/1/2054	16,417,499	16,760,154
Freddie Mac Gold Pool 5.5% 12/1/2054 (g)	9,611,698	9,725,411
Freddie Mac Gold Pool 5.5% 12/1/2054	286,243	290,339
Freddie Mac Gold Pool 5.5% 12/1/2054	61,364	61,782
Freddie Mac Gold Pool 5.5% 2/1/2054	2,870,748	2,899,265
Freddie Mac Gold Pool 5.5% 2/1/2054	2,370,197	2,393,743
Freddie Mac Gold Pool 5.5% 3/1/2034	39,748	40,594
Freddie Mac Gold Pool 5.5% 3/1/2053 (d)(e)(f)(g)	52,027,690	53,162,351
Freddie Mac Gold Pool 5.5% 4/1/2055	680,913	687,706
Freddie Mac Gold Pool 5.5% 5/1/2034	275,018	280,472
Freddie Mac Gold Pool 5.5% 5/1/2053	15,703,969	15,958,119
Freddie Mac Gold Pool 5.5% 5/1/2055	873,872	881,229
Freddie Mac Gold Pool 5.5% 7/1/2035	24,961	25,488
Freddie Mac Gold Pool 5.5% 8/1/2055	18,906,874	19,266,034
Freddie Mac Gold Pool 5.5% 9/1/2052	20,808,703	21,158,472
Freddie Mac Gold Pool 5.5% 9/1/2053	18,773,569	19,136,768
Freddie Mac Gold Pool 5.5% 9/1/2054	4,179,608	4,259,005
Freddie Mac Gold Pool 6% 1/1/2029	87	89
Freddie Mac Gold Pool 6% 1/1/2032	1,652	1,693
Freddie Mac Gold Pool 6% 1/1/2032	1,016	1,041
Freddie Mac Gold Pool 6% 10/1/2032	808	829
Freddie Mac Gold Pool 6% 10/1/2034	1,639	1,679
Freddie Mac Gold Pool 6% 10/1/2054	16,422,806	17,076,496
Freddie Mac Gold Pool 6% 11/1/2028	80	82
Freddie Mac Gold Pool 6% 11/1/2029	71	72
Freddie Mac Gold Pool 6% 11/1/2031	1,080	1,107
Freddie Mac Gold Pool 6% 11/1/2032	9,097	9,336
Freddie Mac Gold Pool 6% 11/1/2038	3,340,182	3,442,131
Freddie Mac Gold Pool 6% 11/1/2052	1,162,642	1,195,658
Freddie Mac Gold Pool 6% 11/1/2053	4,051,054	4,180,652
Freddie Mac Gold Pool 6% 12/1/2032	426	438
Freddie Mac Gold Pool 6% 12/1/2037	25,048	26,075
Freddie Mac Gold Pool 6% 12/1/2037	6,831	7,099
Freddie Mac Gold Pool 6% 12/1/2052	2,308,570	2,394,508
Freddie Mac Gold Pool 6% 12/1/2055	27,947,023	29,041,954
Freddie Mac Gold Pool 6% 2/1/2029	82	84
Freddie Mac Gold Pool 6% 2/1/2029	50	51
Freddie Mac Gold Pool 6% 2/1/2029	21	22
Freddie Mac Gold Pool 6% 2/1/2040	6,490,580	6,731,282
Freddie Mac Gold Pool 6% 2/1/2055	31,546,155	32,890,535
Freddie Mac Gold Pool 6% 2/1/2055	14,480,914	15,061,835
Freddie Mac Gold Pool 6% 2/1/2055	4,512,565	4,693,592
Freddie Mac Gold Pool 6% 2/1/2056	5,443,362	5,626,262
Freddie Mac Gold Pool 6% 3/1/2029	68	70
Freddie Mac Gold Pool 6% 3/1/2056	9,392,548	9,737,055
Freddie Mac Gold Pool 6% 4/1/2031	837	856
Freddie Mac Gold Pool 6% 4/1/2032	2,333	2,393
Freddie Mac Gold Pool 6% 4/1/2033	2,835	2,911
Freddie Mac Gold Pool 6% 4/1/2040	19,866,689	20,448,231
Freddie Mac Gold Pool 6% 4/1/2054 (g)	45,572,227	47,343,451
Freddie Mac Gold Pool 6% 4/1/2054	1,830,679	1,889,125
Freddie Mac Gold Pool 6% 5/1/2029	28	29
Freddie Mac Gold Pool 6% 5/1/2033	21,160	21,652
Freddie Mac Gold Pool 6% 5/1/2054	70,708,932	73,589,705
Freddie Mac Gold Pool 6% 5/1/2055	13,864,866	14,367,997
Freddie Mac Gold Pool 6% 6/1/2029	345	352
Freddie Mac Gold Pool 6% 6/1/2029	136	139
Freddie Mac Gold Pool 6% 6/1/2029	67	68
Freddie Mac Gold Pool 6% 6/1/2031	294	301
Freddie Mac Gold Pool 6% 7/1/2029	109	111
Freddie Mac Gold Pool 6% 7/1/2029	52	53
Freddie Mac Gold Pool 6% 7/1/2029	36	37
Freddie Mac Gold Pool 6% 7/1/2032	2,168	2,221
Freddie Mac Gold Pool 6% 7/1/2033	2,830	2,912
Freddie Mac Gold Pool 6% 7/1/2037	1,940	2,016
Freddie Mac Gold Pool 6% 7/1/2039	42,366,848	43,646,738
Freddie Mac Gold Pool 6% 8/1/2037	22,009	22,832
Freddie Mac Gold Pool 6% 8/1/2055	50,048,784	51,947,075
Freddie Mac Gold Pool 6% 8/1/2055	36,893,053	38,338,479
Freddie Mac Gold Pool 6% 9/1/2033	20,197	20,765
Freddie Mac Gold Pool 6% 9/1/2036	8,131	8,437
Freddie Mac Gold Pool 6% 9/1/2054	33,136,749	34,486,783
Freddie Mac Gold Pool 6% 9/1/2054	26,284,872	27,355,752
Freddie Mac Gold Pool 6% 9/1/2054	18,949,127	19,630,835
Freddie Mac Gold Pool 6.5% 1/1/2032	8,807	9,148
Freddie Mac Gold Pool 6.5% 1/1/2054	20,936,457	22,047,251
Freddie Mac Gold Pool 6.5% 1/1/2054	9,080,620	9,564,950
Freddie Mac Gold Pool 6.5% 1/1/2054	244,222	256,626
Freddie Mac Gold Pool 6.5% 1/1/2054	194,043	205,187
Freddie Mac Gold Pool 6.5% 1/1/2054	125,707	131,196
Freddie Mac Gold Pool 6.5% 1/1/2056	1,255,216	1,326,617
Freddie Mac Gold Pool 6.5% 10/1/2032	6,878	7,145
Freddie Mac Gold Pool 6.5% 10/1/2053	5,110,662	5,383,408
Freddie Mac Gold Pool 6.5% 10/1/2053	4,579,199	4,816,427
Freddie Mac Gold Pool 6.5% 10/1/2055	4,072,401	4,293,363
Freddie Mac Gold Pool 6.5% 10/1/2055	2,067,991	2,178,452
Freddie Mac Gold Pool 6.5% 11/1/2054	6,860,681	7,235,398
Freddie Mac Gold Pool 6.5% 11/1/2054	784,740	825,639
Freddie Mac Gold Pool 6.5% 11/1/2054	546,190	569,997
Freddie Mac Gold Pool 6.5% 11/1/2055	3,948,412	4,140,314
Freddie Mac Gold Pool 6.5% 11/1/2055	2,423,155	2,575,570
Freddie Mac Gold Pool 6.5% 11/1/2055	1,137,686	1,199,469
Freddie Mac Gold Pool 6.5% 12/1/2053	3,516,333	3,711,795
Freddie Mac Gold Pool 6.5% 12/1/2054	4,670,597	4,952,332
Freddie Mac Gold Pool 6.5% 12/1/2055	1,393,023	1,459,508
Freddie Mac Gold Pool 6.5% 2/1/2037	415	431
Freddie Mac Gold Pool 6.5% 2/1/2053	24,881	26,107
Freddie Mac Gold Pool 6.5% 2/1/2054	15,537	16,326
Freddie Mac Gold Pool 6.5% 2/1/2055	6,396,286	6,752,034
Freddie Mac Gold Pool 6.5% 2/1/2055	1,674,498	1,761,926
Freddie Mac Gold Pool 6.5% 2/1/2056	29,179,527	30,857,600
Freddie Mac Gold Pool 6.5% 2/1/2056	1,059,282	1,114,324
Freddie Mac Gold Pool 6.5% 3/1/2032	310	322
Freddie Mac Gold Pool 6.5% 3/1/2032	194	202
Freddie Mac Gold Pool 6.5% 3/1/2036	56,808	59,009
Freddie Mac Gold Pool 6.5% 3/1/2037	697	733
Freddie Mac Gold Pool 6.5% 4/1/2032	758	787
Freddie Mac Gold Pool 6.5% 4/1/2032	172	179
Freddie Mac Gold Pool 6.5% 4/1/2054	771,133	809,395
Freddie Mac Gold Pool 6.5% 4/1/2054	712,020	749,997
Freddie Mac Gold Pool 6.5% 4/1/2054	374,694	395,218
Freddie Mac Gold Pool 6.5% 4/1/2054	21,031	21,956
Freddie Mac Gold Pool 6.5% 4/1/2055	14,398,809	15,125,623
Freddie Mac Gold Pool 6.5% 4/1/2055	4,356,092	4,553,310
Freddie Mac Gold Pool 6.5% 4/1/2055	2,537,575	2,668,143
Freddie Mac Gold Pool 6.5% 4/1/2056	5,314,001	5,620,017
Freddie Mac Gold Pool 6.5% 5/1/2031	392	407
Freddie Mac Gold Pool 6.5% 5/1/2033	3,589	3,729
Freddie Mac Gold Pool 6.5% 5/1/2053	45,066	47,313
Freddie Mac Gold Pool 6.5% 5/1/2053	12,289	12,892
Freddie Mac Gold Pool 6.5% 5/1/2054	1,055,232	1,106,836
Freddie Mac Gold Pool 6.5% 5/1/2055	2,827,951	2,977,989
Freddie Mac Gold Pool 6.5% 6/1/2053	446,316	467,437
Freddie Mac Gold Pool 6.5% 6/1/2054	27,066,083	28,552,836
Freddie Mac Gold Pool 6.5% 6/1/2054	16,490,535	17,437,595
Freddie Mac Gold Pool 6.5% 6/1/2054	216,241	229,217
Freddie Mac Gold Pool 6.5% 6/1/2054	134,416	141,778
Freddie Mac Gold Pool 6.5% 6/1/2054	25,335	26,798
Freddie Mac Gold Pool 6.5% 7/1/2032	163	169
Freddie Mac Gold Pool 6.5% 7/1/2054	422,864	442,333
Freddie Mac Gold Pool 6.5% 7/1/2054	83,409	88,199
Freddie Mac Gold Pool 6.5% 7/1/2054	65,662	69,582
Freddie Mac Gold Pool 6.5% 7/1/2055	6,889,461	7,280,820
Freddie Mac Gold Pool 6.5% 7/1/2055	3,639,586	3,804,991
Freddie Mac Gold Pool 6.5% 7/1/2055	1,392,366	1,467,109
Freddie Mac Gold Pool 6.5% 7/1/2055	1,051,459	1,109,216
Freddie Mac Gold Pool 6.5% 8/1/2032	2,362	2,454
Freddie Mac Gold Pool 6.5% 8/1/2032	1,665	1,730
Freddie Mac Gold Pool 6.5% 8/1/2032	1,598	1,660
Freddie Mac Gold Pool 6.5% 8/1/2054	4,527,237	4,743,170
Freddie Mac Gold Pool 6.5% 8/1/2054	1,725,465	1,819,949
Freddie Mac Gold Pool 6.5% 8/1/2054	1,128,117	1,178,997
Freddie Mac Gold Pool 6.5% 8/1/2054	510,556	535,131
Freddie Mac Gold Pool 6.5% 8/1/2055	2,714,796	2,864,769
Freddie Mac Gold Pool 6.5% 8/1/2055	1,192,531	1,255,708
Freddie Mac Gold Pool 6.5% 8/1/2055	1,144,059	1,207,260
Freddie Mac Gold Pool 6.5% 8/1/2055	786,684	827,193
Freddie Mac Gold Pool 6.5% 9/1/2039	90,083	94,796
Freddie Mac Gold Pool 6.5% 9/1/2053	3,522,821	3,716,331
Freddie Mac Gold Pool 6.5% 9/1/2053	3,113,572	3,274,872
Freddie Mac Gold Pool 6.5% 9/1/2054	19,704,961	20,830,469
Freddie Mac Gold Pool 6.5% 9/1/2054	1,336,489	1,398,627
Freddie Mac Gold Pool 7% 1/1/2036	3,904	4,126
Freddie Mac Gold Pool 7% 1/1/2053	23,516	24,974
Freddie Mac Gold Pool 7% 1/1/2054	9,877,715	10,554,793
Freddie Mac Gold Pool 7% 1/1/2054	6,609,513	7,075,478
Freddie Mac Gold Pool 7% 1/1/2054	6,202,837	6,627,531
Freddie Mac Gold Pool 7% 1/1/2054	6,058,437	6,483,658
Freddie Mac Gold Pool 7% 1/1/2054	3,634,553	3,884,823
Freddie Mac Gold Pool 7% 1/1/2054	312,521	334,066
Freddie Mac Gold Pool 7% 10/1/2053	49,330	52,367
Freddie Mac Gold Pool 7% 10/1/2055	364,413	390,759
Freddie Mac Gold Pool 7% 10/1/2055	256,592	275,063
Freddie Mac Gold Pool 7% 10/1/2055	191,232	204,997
Freddie Mac Gold Pool 7% 11/1/2026	43	43
Freddie Mac Gold Pool 7% 11/1/2034	6,564	6,937
Freddie Mac Gold Pool 7% 11/1/2034	5,949	6,287
Freddie Mac Gold Pool 7% 11/1/2055	2,129,843	2,288,481
Freddie Mac Gold Pool 7% 11/1/2055	1,742,826	1,874,271
Freddie Mac Gold Pool 7% 11/1/2055	1,435,917	1,547,581
Freddie Mac Gold Pool 7% 11/1/2055	898,514	970,071
Freddie Mac Gold Pool 7% 11/1/2055	475,285	506,623
Freddie Mac Gold Pool 7% 11/1/2055	407,395	434,849
Freddie Mac Gold Pool 7% 11/1/2055	375,334	400,305
Freddie Mac Gold Pool 7% 11/1/2055	216,461	229,742
Freddie Mac Gold Pool 7% 11/1/2055	197,290	210,653
Freddie Mac Gold Pool 7% 12/1/2026	64	64
Freddie Mac Gold Pool 7% 12/1/2053	693,892	738,539
Freddie Mac Gold Pool 7% 12/1/2053	537,533	572,347
Freddie Mac Gold Pool 7% 12/1/2053	181,661	194,471
Freddie Mac Gold Pool 7% 12/1/2053	146,418	156,624
Freddie Mac Gold Pool 7% 12/1/2054	253,840	269,467
Freddie Mac Gold Pool 7% 12/1/2055	256,031	271,861
Freddie Mac Gold Pool 7% 2/1/2054	3,070,150	3,279,397
Freddie Mac Gold Pool 7% 3/1/2054	222,746	237,110
Freddie Mac Gold Pool 7% 3/1/2054	168,189	179,429
Freddie Mac Gold Pool 7% 3/1/2054	166,953	178,110
Freddie Mac Gold Pool 7% 3/1/2054	89,482	96,031
Freddie Mac Gold Pool 7% 4/1/2032	1,941	2,051
Freddie Mac Gold Pool 7% 5/1/2055	308,876	329,218
Freddie Mac Gold Pool 7% 6/1/2054	5,937,276	6,358,168
Freddie Mac Gold Pool 7% 6/1/2054	5,394,348	5,765,795
Freddie Mac Gold Pool 7% 7/1/2029	8,904	9,410
Freddie Mac Gold Pool 7% 7/1/2054	145,818	155,619
Freddie Mac Gold Pool 7% 7/1/2054	143,724	153,901
Freddie Mac Gold Pool 7% 7/1/2054	135,293	144,588
Freddie Mac Gold Pool 7% 8/1/2026	36	36
Freddie Mac Gold Pool 7% 8/1/2034	819	866
Freddie Mac Gold Pool 7% 8/1/2054	2,583,686	2,770,880
Freddie Mac Gold Pool 7% 8/1/2054	377,573	402,717
Freddie Mac Gold Pool 7% 9/1/2026	212	212
Freddie Mac Gold Pool 7% 9/1/2035	16,414	17,347
Freddie Mac Gold Pool 7% 9/1/2054	3,071,807	3,283,087
Freddie Mac Gold Pool 7% 9/1/2055	17,727,031	18,989,235
Freddie Mac Gold Pool 7% 9/1/2055	240,474	258,104
Freddie Mac Gold Pool 7.5% 1/1/2027	5	4
Freddie Mac Gold Pool 7.5% 11/1/2029	122	127
Freddie Mac Gold Pool 7.5% 11/1/2030	78	82
Freddie Mac Gold Pool 7.5% 2/1/2032	11,866	12,475
Freddie Mac Gold Pool 7.5% 5/1/2031	81	85
Freddie Mac Gold Pool 7.5% 6/1/2027	25	25
Freddie Mac Gold Pool 7.5% 7/1/2034	3,854	3,989
Freddie Mac Gold Pool 7.5% 9/1/2030	487	509
Freddie Mac Gold Pool 7.5% 9/1/2030	27	28
Freddie Mac Gold Pool 7.5% 9/1/2031	324	339
Freddie Mac Gold Pool 8% 11/1/2031	256	266
Freddie Mac Gold Pool 8% 2/1/2030	20	20
Freddie Mac Gold Pool 8% 4/1/2032	33	34
Freddie Mac Gold Pool 8% 8/1/2030	519	537
Freddie Mac Gold Pool 8% 8/1/2030	19	20
Freddie Mac Gold Pool 8% 8/1/2030	7	6
Freddie Mac Gold Pool 8% 9/1/2030	16	16
Freddie Mac Gold Pool 8.5% 1/1/2028	2	1
Freddie Mac Gold Pool 8.5% 12/1/2027	2	1
Freddie Mac Gold Pool 8.5% 5/1/2027	3	2
Freddie Mac Gold Pool 8.5% 8/1/2026	1	0
Freddie Mac Gold Pool 8.5% 8/1/2027	110	111
Freddie Mac Gold Pool 8.5% 8/1/2027	1	0
Freddie Mac Manufactured Housing participation certificates 6% 3/1/2055	12,477,192	12,937,765
Freddie Mac Manufactured Housing participation certificates 6% 4/1/2055	4,327,353	4,484,384
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	5,439,334	5,738,120
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	5,041,425	5,326,230
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	1,529,990	1,622,281
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	770,180	814,412
Freddie Mac Manufactured Housing participation certificates 6.5% 6/1/2055	16,877,545	17,836,282
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.325%, 5.616% 1/1/2036 (b)(c)	2,502	2,547
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.375%, 5.979% 3/1/2036 (b)(c)	7,569	7,719
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.5%, 5.85% 3/1/2036 (b)(c)	12,930	13,229
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.211% 12/1/2040 (b)(c)	88,938	92,561
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.375% 7/1/2041 (b)(c)	12,851	13,374
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.434% 9/1/2041 (b)(c)	24,137	25,131
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.864%, 5.989% 4/1/2036 (b)(c)	6,839	7,056
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.005% 4/1/2041 (b)(c)	558	579
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.63% 9/1/2041 (b)(c)	3,021	3,156
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.205% 5/1/2041 (b)(c)	6,988	7,282
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.454% 5/1/2041 (b)(c)	4,254	4,435
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.535% 6/1/2041 (b)(c)	609	637
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.542% 6/1/2041 (b)(c)	7,632	7,971
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.9451%, 6.493% 10/1/2042 (b)(c)	10,163	10,630
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.961%, 6.711% 6/1/2033 (b)(c)	2,319	2,382
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.01%, 6.227% 4/1/2038 (b)(c)	5,610	5,837
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.031%, 6.658% 3/1/2033 (b)(c)	90	91
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.045%, 6.684% 7/1/2036 (b)(c)	5,845	6,072
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.035%, 5.805% 6/1/2033 (b)(c)	9,302	9,502
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.2598%, 6.147% 6/1/2033 (b)(c)	13,142	13,449
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.375%, 6.329% 3/1/2035 (b)(c)	27,355	28,133
Freddie Mac Non Gold Pool 4% 9/1/2040	3,791	3,673
Freddie Mac Non Gold Pool 5% 9/1/2054	901,407	897,453
Freddie Mac Non Gold Pool 5.5% 4/1/2055	10,654,741	10,853,812
Freddie Mac Non Gold Pool 5.5% 5/1/2053	7,109,030	7,250,740
Freddie Mac Non Gold Pool 5.5% 6/1/2053	3,520,623	3,580,901
Freddie Mac Non Gold Pool 5.5% 7/1/2053	5,041,481	5,127,797
Freddie Mac Non Gold Pool 5.5% 8/1/2053	23,659,816	24,116,659
Freddie Mac Non Gold Pool 5.5% 8/1/2053	7,828,099	7,979,250
Freddie Mac Non Gold Pool 5.5% 8/1/2053	7,844,080	7,978,380
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.125%, 5.375% 8/1/2037 (b)(c)	4,024	4,074
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.665%, 5.74% 10/1/2036 (b)(c)	6,518	6,675
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.993%, 6.093% 10/1/2035 (b)(c)	7,582	7,795
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 2.02%, 6.26% 6/1/2037 (b)(c)	12,309	12,767
Freddie Mac Non Gold Pool 6% 11/1/2054	12,332,630	12,784,013
Freddie Mac Non Gold Pool 6% 6/1/2053	9,620,272	9,975,387
Freddie Mac Non Gold Pool 6% 6/1/2053	9,218,705	9,541,712
Freddie Mac Non Gold Pool 6% 6/1/2053	6,671,049	6,915,214
Freddie Mac Non Gold Pool 6% 6/1/2054 (g)	15,646,345	16,214,123
Freddie Mac Non Gold Pool 6% 7/1/2053	8,737,412	9,059,938
Freddie Mac Non Gold Pool 6% 7/1/2053	7,276,310	7,542,628
Freddie Mac Non Gold Pool 6% 9/1/2053	8,081,892	8,340,442
Freddie Mac Non Gold Pool 6.5% 1/1/2055	9,402,409	9,898,320
Freddie Mac Non Gold Pool 6.5% 1/1/2055	868,479	918,356
Freddie Mac Non Gold Pool 6.5% 1/1/2055	424,532	445,510
Freddie Mac Non Gold Pool 6.5% 12/1/2054	215,822	227,053
Freddie Mac Non Gold Pool 6.5% 2/1/2055	890,703	941,857
Freddie Mac Non Gold Pool 6.5% 4/1/2055	748,443	787,391
Freddie Mac Non Gold Pool 6.5% 7/1/2055	887,908	937,514
Freddie Mac Non Gold Pool 7% 1/1/2055	271,689	290,249
Freddie Mac Non Gold Pool 7% 1/1/2055	148,992	158,891
Freddie Mac Non Gold Pool 7% 10/1/2055	209,246	224,832
Freddie Mac Non Gold Pool 7% 11/1/2055	853,744	909,824
Freddie Mac Non Gold Pool 7% 12/1/2053	343,374	366,878
Freddie Mac Non Gold Pool 7% 12/1/2054	194,555	208,916
Freddie Mac Non Gold Pool 7% 3/1/2055	470,327	500,964
Freddie Mac Non Gold Pool 7% 7/1/2055	226,744	243,632
Freddie Mac Non Gold Pool 7% 9/1/2055	212,379	225,460
Ginnie Mae I Pool 2% 11/20/2052	18,491	15,217
Ginnie Mae I Pool 2% 3/20/2053	1,590,504	1,307,384
Ginnie Mae I Pool 2% 5/20/2053	1,093,128	898,117
Ginnie Mae I Pool 2% 6/20/2053	1,340,492	1,101,351
Ginnie Mae I Pool 2% 8/20/2052	16,903	13,950
Ginnie Mae I Pool 2% 9/20/2052	106,111	87,223
Ginnie Mae I Pool 2.5% 1/20/2052	12,000,600	10,252,724
Ginnie Mae I Pool 2.5% 12/20/2051	18,355,040	15,681,647
Ginnie Mae I Pool 2.5% 12/20/2051	9,754,947	8,334,149
Ginnie Mae I Pool 2.5% 12/20/2051	8,911,134	7,602,097
Ginnie Mae I Pool 2.5% 8/20/2051	60,823,536	51,888,619
Ginnie Mae I Pool 3% 12/15/2042	148,435	135,449
Ginnie Mae I Pool 3% 12/20/2042	209,140	190,158
Ginnie Mae I Pool 3% 2/15/2045	81,009	73,365
Ginnie Mae I Pool 3% 2/15/2045	69,264	62,577
Ginnie Mae I Pool 3% 2/20/2050	2,827,860	2,522,451
Ginnie Mae I Pool 3% 2/20/2050	1,333,737	1,186,442
Ginnie Mae I Pool 3% 3/15/2045	131,370	118,728
Ginnie Mae I Pool 3% 3/20/2043	137,656	125,221
Ginnie Mae I Pool 3% 3/20/2043	57,004	51,914
Ginnie Mae I Pool 3% 4/15/2043	17,943	16,319
Ginnie Mae I Pool 3% 4/15/2043	14,375	13,123
Ginnie Mae I Pool 3% 4/15/2045	48,309	43,601
Ginnie Mae I Pool 3% 4/15/2045	4,176	3,763
Ginnie Mae I Pool 3% 5/15/2042	22,299	20,441
Ginnie Mae I Pool 3% 5/15/2043	17,625	15,906
Ginnie Mae I Pool 3% 5/15/2043	13,302	12,125
Ginnie Mae I Pool 3% 5/15/2043	12,622	11,540
Ginnie Mae I Pool 3% 5/15/2043	5,154	4,684
Ginnie Mae I Pool 3% 5/15/2043	4,600	4,193
Ginnie Mae I Pool 3% 5/15/2045	865	780
Ginnie Mae I Pool 3% 6/15/2042	6,778	6,197
Ginnie Mae I Pool 3% 6/15/2043	23,833	21,789
Ginnie Mae I Pool 3% 6/15/2043	17,557	15,951
Ginnie Mae I Pool 3% 6/15/2043	17,055	15,714
Ginnie Mae I Pool 3% 6/20/2042	33,115	30,300
Ginnie Mae I Pool 3.5% 1/15/2041	4,946	4,661
Ginnie Mae I Pool 3.5% 1/15/2042	67,703	63,333
Ginnie Mae I Pool 3.5% 1/15/2042	48,875	45,766
Ginnie Mae I Pool 3.5% 1/15/2042	674	633
Ginnie Mae I Pool 3.5% 1/15/2043	74,546	69,822
Ginnie Mae I Pool 3.5% 1/15/2043	2,265	2,125
Ginnie Mae I Pool 3.5% 1/20/2048	1,065,444	986,904
Ginnie Mae I Pool 3.5% 10/20/2052	9,758,138	8,875,869
Ginnie Mae I Pool 3.5% 11/15/2040	8,830	8,316
Ginnie Mae I Pool 3.5% 11/15/2042	164,980	154,564
Ginnie Mae I Pool 3.5% 12/15/2040	1,843	1,737
Ginnie Mae I Pool 3.5% 12/15/2041	63,894	59,906
Ginnie Mae I Pool 3.5% 12/15/2041	59,993	56,191
Ginnie Mae I Pool 3.5% 12/15/2041	36,879	34,697
Ginnie Mae I Pool 3.5% 12/15/2041	5,753	5,422
Ginnie Mae I Pool 3.5% 12/20/2049	165,013	152,092
Ginnie Mae I Pool 3.5% 12/20/2049	58,811	54,279
Ginnie Mae I Pool 3.5% 12/20/2049	51,189	47,085
Ginnie Mae I Pool 3.5% 12/20/2049	17,699	16,301
Ginnie Mae I Pool 3.5% 2/15/2042	69,663	65,418
Ginnie Mae I Pool 3.5% 2/15/2042	58,805	55,050
Ginnie Mae I Pool 3.5% 2/15/2042	46,126	43,159
Ginnie Mae I Pool 3.5% 2/15/2042	23,818	22,372
Ginnie Mae I Pool 3.5% 2/15/2042	2,967	2,785
Ginnie Mae I Pool 3.5% 2/15/2043	320,046	300,543
Ginnie Mae I Pool 3.5% 2/15/2043	37,970	35,510
Ginnie Mae I Pool 3.5% 2/15/2043	12,738	11,940
Ginnie Mae I Pool 3.5% 2/15/2044	49,932	46,464
Ginnie Mae I Pool 3.5% 2/20/2041	456,172	430,607
Ginnie Mae I Pool 3.5% 2/20/2043	95,138	88,935
Ginnie Mae I Pool 3.5% 3/15/2042	12,410	11,702
Ginnie Mae I Pool 3.5% 3/15/2042	6,073	5,712
Ginnie Mae I Pool 3.5% 3/15/2042	5,739	5,388
Ginnie Mae I Pool 3.5% 3/15/2042	1,718	1,610
Ginnie Mae I Pool 3.5% 3/15/2043	25,338	23,775
Ginnie Mae I Pool 3.5% 3/15/2043	2,367	2,216
Ginnie Mae I Pool 3.5% 3/20/2043	41,738	39,017
Ginnie Mae I Pool 3.5% 4/15/2043	271,997	255,423
Ginnie Mae I Pool 3.5% 4/15/2043	52,990	49,472
Ginnie Mae I Pool 3.5% 5/15/2042	16,481	15,526
Ginnie Mae I Pool 3.5% 5/15/2042	11,624	10,951
Ginnie Mae I Pool 3.5% 5/15/2043	10,754	10,115
Ginnie Mae I Pool 3.5% 5/15/2043	10,481	9,788
Ginnie Mae I Pool 3.5% 5/15/2043	9,523	8,945
Ginnie Mae I Pool 3.5% 5/15/2043	4,205	3,943
Ginnie Mae I Pool 3.5% 5/20/2046	45,640	42,080
Ginnie Mae I Pool 3.5% 5/20/2046	30,191	27,837
Ginnie Mae I Pool 3.5% 5/20/2046	22,974	21,182
Ginnie Mae I Pool 3.5% 5/20/2046	21,988	20,273
Ginnie Mae I Pool 3.5% 5/20/2046	19,547	18,023
Ginnie Mae I Pool 3.5% 5/20/2046	12,210	11,233
Ginnie Mae I Pool 3.5% 6/15/2042	2,307	2,161
Ginnie Mae I Pool 3.5% 6/15/2043	22,903	21,382
Ginnie Mae I Pool 3.5% 6/15/2043	19,038	17,752
Ginnie Mae I Pool 3.5% 6/15/2043	14,366	13,463
Ginnie Mae I Pool 3.5% 6/15/2043	9,616	9,082
Ginnie Mae I Pool 3.5% 6/15/2043	7,743	7,238
Ginnie Mae I Pool 3.5% 6/20/2043	10,835	10,113
Ginnie Mae I Pool 3.5% 6/20/2044	574,576	536,216
Ginnie Mae I Pool 3.5% 6/20/2046	110,576	101,952
Ginnie Mae I Pool 3.5% 6/20/2046	28,761	26,518
Ginnie Mae I Pool 3.5% 6/20/2046	28,631	26,398
Ginnie Mae I Pool 3.5% 6/20/2046	26,414	24,354
Ginnie Mae I Pool 3.5% 6/20/2046	25,611	23,614
Ginnie Mae I Pool 3.5% 6/20/2046	15,422	14,219
Ginnie Mae I Pool 3.5% 6/20/2046	10,377	9,578
Ginnie Mae I Pool 3.5% 7/15/2042	46,178	43,285
Ginnie Mae I Pool 3.5% 7/15/2042	15,676	14,697
Ginnie Mae I Pool 3.5% 7/15/2042	4,098	3,840
Ginnie Mae I Pool 3.5% 7/15/2043	8,864	8,285
Ginnie Mae I Pool 3.5% 7/15/2043	2,897	2,711
Ginnie Mae I Pool 3.5% 7/20/2043	87,929	81,791
Ginnie Mae I Pool 3.5% 7/20/2046	1,063,320	982,501
Ginnie Mae I Pool 3.5% 7/20/2052	51,892,416	47,233,069
Ginnie Mae I Pool 3.5% 8/15/2042	4,222	3,955
Ginnie Mae I Pool 3.5% 8/20/2052	30,694,847	27,938,800
Ginnie Mae I Pool 3.5% 9/15/2042	11,626	10,873
Ginnie Mae I Pool 3.5% 9/15/2042	5,547	5,192
Ginnie Mae I Pool 3.5% 9/15/2042	5,449	5,140
Ginnie Mae I Pool 3.5% 9/15/2042	3,163	2,959
Ginnie Mae I Pool 3.5% 9/15/2043	3,478	3,253
Ginnie Mae I Pool 3.5% 9/20/2052	62,009,488	56,441,743
Ginnie Mae I Pool 4% 1/15/2040	12,262	11,847
Ginnie Mae I Pool 4% 1/15/2040	11,737	11,306
Ginnie Mae I Pool 4% 1/15/2041	58,518	56,307
Ginnie Mae I Pool 4% 1/15/2041	2,411	2,319
Ginnie Mae I Pool 4% 1/15/2042	4,685	4,499
Ginnie Mae I Pool 4% 1/15/2043	17,483	16,751
Ginnie Mae I Pool 4% 1/15/2047	42,715	40,540
Ginnie Mae I Pool 4% 1/15/2047	41,263	39,162
Ginnie Mae I Pool 4% 1/15/2047	31,727	30,112
Ginnie Mae I Pool 4% 1/15/2047	15,141	14,370
Ginnie Mae I Pool 4% 10/15/2039	14,333	13,843
Ginnie Mae I Pool 4% 10/15/2040	69,890	67,293
Ginnie Mae I Pool 4% 10/15/2040	69,093	66,503
Ginnie Mae I Pool 4% 10/15/2040	57,972	55,855
Ginnie Mae I Pool 4% 10/15/2040	6,442	6,204
Ginnie Mae I Pool 4% 10/15/2040	5,431	5,232
Ginnie Mae I Pool 4% 10/15/2040	2,573	2,478
Ginnie Mae I Pool 4% 10/15/2041	147,830	141,966
Ginnie Mae I Pool 4% 10/15/2041	59,472	57,169
Ginnie Mae I Pool 4% 10/15/2041	50,530	48,597
Ginnie Mae I Pool 4% 10/15/2041	31,506	30,301
Ginnie Mae I Pool 4% 10/15/2041	26,159	25,139
Ginnie Mae I Pool 4% 10/15/2041	17,630	16,989
Ginnie Mae I Pool 4% 10/15/2041	15,187	14,561
Ginnie Mae I Pool 4% 10/15/2041	10,113	9,717
Ginnie Mae I Pool 4% 10/15/2041	7,453	7,169
Ginnie Mae I Pool 4% 10/15/2041	6,312	6,077
Ginnie Mae I Pool 4% 10/15/2041	4,597	4,422
Ginnie Mae I Pool 4% 10/15/2041	2,413	2,314
Ginnie Mae I Pool 4% 10/20/2042	214,527	205,069
Ginnie Mae I Pool 4% 10/20/2052	64,124,614	60,398,493
Ginnie Mae I Pool 4% 11/15/2039	10,398	10,048
Ginnie Mae I Pool 4% 11/15/2040	17,250	16,595
Ginnie Mae I Pool 4% 11/15/2040	1,725	1,664
Ginnie Mae I Pool 4% 11/15/2041	128,213	123,229
Ginnie Mae I Pool 4% 11/15/2041	19,946	19,133
Ginnie Mae I Pool 4% 11/15/2042	5,888	5,644
Ginnie Mae I Pool 4% 11/20/2042	26,651	25,409
Ginnie Mae I Pool 4% 12/15/2039	33,561	32,347
Ginnie Mae I Pool 4% 12/15/2039	6,065	5,847
Ginnie Mae I Pool 4% 12/15/2040	7,994	7,725
Ginnie Mae I Pool 4% 12/15/2040	6,379	6,137
Ginnie Mae I Pool 4% 12/15/2040	4,179	4,015
Ginnie Mae I Pool 4% 12/15/2040	3,404	3,277
Ginnie Mae I Pool 4% 12/15/2040	2,818	2,708
Ginnie Mae I Pool 4% 12/15/2041	51,878	49,902
Ginnie Mae I Pool 4% 12/15/2041	41,860	40,193
Ginnie Mae I Pool 4% 12/15/2041	20,625	19,811
Ginnie Mae I Pool 4% 12/15/2041	11,578	11,123
Ginnie Mae I Pool 4% 12/15/2041	2,134	2,051
Ginnie Mae I Pool 4% 12/15/2042	3,723	3,574
Ginnie Mae I Pool 4% 12/15/2046	8,223	7,810
Ginnie Mae I Pool 4% 2/15/2040	50,801	48,914
Ginnie Mae I Pool 4% 2/15/2040	30,332	29,255
Ginnie Mae I Pool 4% 2/15/2040	29,628	28,532
Ginnie Mae I Pool 4% 2/15/2041	16,311	15,705
Ginnie Mae I Pool 4% 2/15/2041	9,174	8,812
Ginnie Mae I Pool 4% 2/15/2042	18,399	17,669
Ginnie Mae I Pool 4% 2/15/2042	11,601	11,147
Ginnie Mae I Pool 4% 2/15/2045	56,808	54,230
Ginnie Mae I Pool 4% 3/15/2040	254,469	245,136
Ginnie Mae I Pool 4% 3/15/2041	126,551	121,848
Ginnie Mae I Pool 4% 3/15/2041	5,372	5,174
Ginnie Mae I Pool 4% 3/15/2041	4,587	4,428
Ginnie Mae I Pool 4% 3/15/2042	62,992	60,473
Ginnie Mae I Pool 4% 3/15/2042	10,079	9,661
Ginnie Mae I Pool 4% 3/15/2042	7,427	7,134
Ginnie Mae I Pool 4% 3/20/2044	298,462	283,230
Ginnie Mae I Pool 4% 3/20/2047	707,879	674,046
Ginnie Mae I Pool 4% 4/15/2040	20,841	20,057
Ginnie Mae I Pool 4% 4/15/2040	9,185	8,862
Ginnie Mae I Pool 4% 4/15/2041	3,967	3,818
Ginnie Mae I Pool 4% 4/15/2042	11,497	11,012
Ginnie Mae I Pool 4% 4/15/2043	41,313	39,583
Ginnie Mae I Pool 4% 4/15/2043	2,638	2,533
Ginnie Mae I Pool 4% 4/15/2046	353,320	337,030
Ginnie Mae I Pool 4% 4/20/2048	206,068	194,867
Ginnie Mae I Pool 4% 4/20/2048	195,853	185,207
Ginnie Mae I Pool 4% 5/15/2040	18,187	17,502
Ginnie Mae I Pool 4% 5/15/2041	11,157	10,833
Ginnie Mae I Pool 4% 5/15/2043	8,186	7,826
Ginnie Mae I Pool 4% 5/15/2045	52,806	50,334
Ginnie Mae I Pool 4% 5/20/2049	82,320	77,408
Ginnie Mae I Pool 4% 6/15/2041	16,064	15,445
Ginnie Mae I Pool 4% 6/15/2041	10,598	10,189
Ginnie Mae I Pool 4% 6/15/2041	4,777	4,586
Ginnie Mae I Pool 4% 6/15/2041	2,644	2,556
Ginnie Mae I Pool 4% 6/15/2042	11,268	10,789
Ginnie Mae I Pool 4% 6/15/2043	2,015	1,933
Ginnie Mae I Pool 4% 6/15/2045	14,134	13,501
Ginnie Mae I Pool 4% 7/15/2039	13,369	12,892
Ginnie Mae I Pool 4% 7/15/2041	6,183	5,942
Ginnie Mae I Pool 4% 7/15/2041	4,690	4,513
Ginnie Mae I Pool 4% 7/15/2041	2,975	2,853
Ginnie Mae I Pool 4% 7/15/2045	38,617	36,798
Ginnie Mae I Pool 4% 7/15/2046	28,716	27,272
Ginnie Mae I Pool 4% 7/15/2046	23,059	21,942
Ginnie Mae I Pool 4% 8/15/2039	9,301	8,981
Ginnie Mae I Pool 4% 8/15/2039	5,724	5,516
Ginnie Mae I Pool 4% 8/15/2039	4,237	4,080
Ginnie Mae I Pool 4% 8/15/2040	2,878	2,774
Ginnie Mae I Pool 4% 8/15/2041	8,986	8,642
Ginnie Mae I Pool 4% 8/15/2041	5,883	5,667
Ginnie Mae I Pool 4% 8/15/2041	1,886	1,819
Ginnie Mae I Pool 4% 8/15/2042	29,289	28,048
Ginnie Mae I Pool 4% 8/15/2043	4,236	4,046
Ginnie Mae I Pool 4% 8/15/2043	1,743	1,665
Ginnie Mae I Pool 4% 9/15/2039	8,819	8,532
Ginnie Mae I Pool 4% 9/15/2040	2,287	2,204
Ginnie Mae I Pool 4% 9/15/2041	57,487	55,252
Ginnie Mae I Pool 4% 9/15/2041	7,508	7,228
Ginnie Mae I Pool 4% 9/15/2041	7,463	7,178
Ginnie Mae I Pool 4% 9/15/2041	3,191	3,059
Ginnie Mae I Pool 4% 9/15/2041	2,356	2,261
Ginnie Mae I Pool 4% 9/15/2041	908	877
Ginnie Mae I Pool 4.5% 10/15/2039	6,743	6,653
Ginnie Mae I Pool 4.5% 10/15/2039	4,748	4,694
Ginnie Mae I Pool 4.5% 10/15/2039	1,149	1,136
Ginnie Mae I Pool 4.5% 11/15/2039	39,411	38,890
Ginnie Mae I Pool 4.5% 11/15/2039	15,910	15,714
Ginnie Mae I Pool 4.5% 11/15/2039	13,212	13,053
Ginnie Mae I Pool 4.5% 11/15/2039	11,728	11,588
Ginnie Mae I Pool 4.5% 11/15/2039	8,662	8,559
Ginnie Mae I Pool 4.5% 11/15/2039	8,019	7,934
Ginnie Mae I Pool 4.5% 11/15/2039	5,978	5,907
Ginnie Mae I Pool 4.5% 11/15/2039	4,864	4,807
Ginnie Mae I Pool 4.5% 11/15/2039	942	931
Ginnie Mae I Pool 4.5% 11/15/2039	561	555
Ginnie Mae I Pool 4.5% 12/15/2039	10,936	10,822
Ginnie Mae I Pool 4.5% 2/15/2040	30,240	29,818
Ginnie Mae I Pool 4.5% 2/15/2040	27,507	27,181
Ginnie Mae I Pool 4.5% 2/15/2040	23,916	23,647
Ginnie Mae I Pool 4.5% 2/15/2040	17,211	17,011
Ginnie Mae I Pool 4.5% 2/15/2040	11,958	11,834
Ginnie Mae I Pool 4.5% 2/15/2040	9,593	9,480
Ginnie Mae I Pool 4.5% 2/15/2040	9,449	9,337
Ginnie Mae I Pool 4.5% 2/15/2040	4,534	4,482
Ginnie Mae I Pool 4.5% 2/15/2040	1,861	1,839
Ginnie Mae I Pool 4.5% 2/15/2041	7,566	7,465
Ginnie Mae I Pool 4.5% 3/15/2040	104,390	103,161
Ginnie Mae I Pool 4.5% 3/15/2040	10,518	10,389
Ginnie Mae I Pool 4.5% 3/15/2040	5,594	5,528
Ginnie Mae I Pool 4.5% 3/15/2040	5,273	5,211
Ginnie Mae I Pool 4.5% 3/15/2040	3,673	3,630
Ginnie Mae I Pool 4.5% 3/15/2041	180,833	178,443
Ginnie Mae I Pool 4.5% 3/15/2041	4,037	3,988
Ginnie Mae I Pool 4.5% 4/15/2040	33,068	32,696
Ginnie Mae I Pool 4.5% 4/15/2040	17,157	16,925
Ginnie Mae I Pool 4.5% 4/15/2040	13,115	12,945
Ginnie Mae I Pool 4.5% 4/15/2040	7,325	7,228
Ginnie Mae I Pool 4.5% 4/15/2040	3,073	3,030
Ginnie Mae I Pool 4.5% 4/15/2040	2,984	2,942
Ginnie Mae I Pool 4.5% 4/20/2053	82,072,298	79,544,857
Ginnie Mae I Pool 4.5% 5/15/2039	5,796	5,732
Ginnie Mae I Pool 4.5% 5/15/2040	45,961	45,417
Ginnie Mae I Pool 4.5% 5/15/2040	4,048	3,995
Ginnie Mae I Pool 4.5% 5/20/2041	14,727	14,524
Ginnie Mae I Pool 4.5% 6/15/2039	19,664	19,455
Ginnie Mae I Pool 4.5% 6/15/2039	19,027	18,809
Ginnie Mae I Pool 4.5% 6/15/2039	3,668	3,627
Ginnie Mae I Pool 4.5% 6/15/2039	2,949	2,916
Ginnie Mae I Pool 4.5% 6/15/2039	2,534	2,506
Ginnie Mae I Pool 4.5% 6/15/2040	161,978	159,784
Ginnie Mae I Pool 4.5% 6/15/2040	96,371	95,242
Ginnie Mae I Pool 4.5% 6/15/2040	48,562	47,971
Ginnie Mae I Pool 4.5% 6/15/2040	35,696	35,276
Ginnie Mae I Pool 4.5% 6/15/2040	21,685	21,427
Ginnie Mae I Pool 4.5% 6/15/2040	21,549	21,292
Ginnie Mae I Pool 4.5% 6/15/2040	18,103	17,887
Ginnie Mae I Pool 4.5% 6/15/2040	16,926	16,722
Ginnie Mae I Pool 4.5% 6/15/2040	4,819	4,763
Ginnie Mae I Pool 4.5% 6/15/2040	2,606	2,575
Ginnie Mae I Pool 4.5% 6/15/2040	1,797	1,775
Ginnie Mae I Pool 4.5% 6/15/2041	321,281	317,213
Ginnie Mae I Pool 4.5% 6/20/2041	6,063	5,978
Ginnie Mae I Pool 4.5% 7/15/2039	14,769	14,606
Ginnie Mae I Pool 4.5% 7/15/2040	62,766	62,023
Ginnie Mae I Pool 4.5% 7/15/2040	57,555	56,873
Ginnie Mae I Pool 4.5% 7/15/2040	51,655	51,057
Ginnie Mae I Pool 4.5% 7/15/2040	40,856	40,374
Ginnie Mae I Pool 4.5% 7/15/2040	39,033	38,573
Ginnie Mae I Pool 4.5% 7/15/2040	28,491	28,144
Ginnie Mae I Pool 4.5% 7/15/2040	14,845	14,669
Ginnie Mae I Pool 4.5% 7/15/2040	14,643	14,471
Ginnie Mae I Pool 4.5% 7/15/2040	4,841	4,782
Ginnie Mae I Pool 4.5% 7/15/2040	4,031	3,982
Ginnie Mae I Pool 4.5% 7/15/2040	2,838	2,803
Ginnie Mae I Pool 4.5% 7/15/2040	1,121	1,107
Ginnie Mae I Pool 4.5% 7/15/2040	639	631
Ginnie Mae I Pool 4.5% 8/15/2039	175,524	173,549
Ginnie Mae I Pool 4.5% 8/15/2039	104,359	103,192
Ginnie Mae I Pool 4.5% 8/15/2039	84,998	84,059
Ginnie Mae I Pool 4.5% 8/15/2039	34,001	33,609
Ginnie Mae I Pool 4.5% 8/15/2039	18,898	18,679
Ginnie Mae I Pool 4.5% 8/15/2039	15,985	15,812
Ginnie Mae I Pool 4.5% 8/15/2039	2,847	2,815
Ginnie Mae I Pool 4.5% 8/15/2040	15,059	14,880
Ginnie Mae I Pool 4.5% 8/15/2040	1,906	1,881
Ginnie Mae I Pool 4.5% 8/15/2040	1,436	1,419
Ginnie Mae I Pool 4.5% 8/15/2040	1,098	1,087
Ginnie Mae I Pool 4.5% 8/15/2041	3,681	3,638
Ginnie Mae I Pool 4.5% 9/15/2039	30,714	30,364
Ginnie Mae I Pool 4.5% 9/15/2039	15,435	15,264
Ginnie Mae I Pool 4.5% 9/15/2039	6,217	6,146
Ginnie Mae I Pool 4.5% 9/15/2039	5,376	5,317
Ginnie Mae I Pool 4.5% 9/15/2040	5,326	5,266
Ginnie Mae I Pool 4.5% 9/15/2040	2,372	2,343
Ginnie Mae I Pool 5% 1/15/2034	1,184	1,195
Ginnie Mae I Pool 5% 1/15/2040	456	460
Ginnie Mae I Pool 5% 10/15/2033	638	643
Ginnie Mae I Pool 5% 10/15/2034	905	913
Ginnie Mae I Pool 5% 10/15/2039	11,632	11,755
Ginnie Mae I Pool 5% 10/15/2039	9,217	9,316
Ginnie Mae I Pool 5% 10/15/2039	7,261	7,341
Ginnie Mae I Pool 5% 10/15/2039	3,961	4,003
Ginnie Mae I Pool 5% 10/15/2039	2,375	2,402
Ginnie Mae I Pool 5% 10/20/2054	1,036,963	1,026,527
Ginnie Mae I Pool 5% 11/15/2033	415	419
Ginnie Mae I Pool 5% 11/15/2039	15,099	15,262
Ginnie Mae I Pool 5% 11/15/2039	13,103	13,248
Ginnie Mae I Pool 5% 11/15/2039	4,732	4,783
Ginnie Mae I Pool 5% 11/15/2039	4,710	4,761
Ginnie Mae I Pool 5% 11/15/2039	885	895
Ginnie Mae I Pool 5% 11/15/2040	4,784	4,835
Ginnie Mae I Pool 5% 11/15/2040	1,300	1,313
Ginnie Mae I Pool 5% 12/15/2039	11,800	11,927
Ginnie Mae I Pool 5% 12/15/2039	5,988	6,051
Ginnie Mae I Pool 5% 12/15/2039	4,749	4,800
Ginnie Mae I Pool 5% 2/15/2039	2,135	2,158
Ginnie Mae I Pool 5% 3/15/2041	10,010	10,107
Ginnie Mae I Pool 5% 3/15/2041	3,698	3,738
Ginnie Mae I Pool 5% 4/15/2033	1,115	1,124
Ginnie Mae I Pool 5% 4/15/2039	1,865	1,885
Ginnie Mae I Pool 5% 4/15/2040	110,897	112,087
Ginnie Mae I Pool 5% 4/15/2040	90,595	91,563
Ginnie Mae I Pool 5% 4/15/2040	5,078	5,132
Ginnie Mae I Pool 5% 4/15/2040	4,690	4,741
Ginnie Mae I Pool 5% 4/15/2040	1,755	1,773
Ginnie Mae I Pool 5% 4/15/2041	14,963	15,109
Ginnie Mae I Pool 5% 4/15/2041	3,649	3,684
Ginnie Mae I Pool 5% 4/15/2041	1,626	1,642
Ginnie Mae I Pool 5% 4/20/2048	2,577,150	2,595,420
Ginnie Mae I Pool 5% 5/15/2039	26,986	27,286
Ginnie Mae I Pool 5% 5/15/2039	14,921	15,079
Ginnie Mae I Pool 5% 5/15/2040	5,057	5,112
Ginnie Mae I Pool 5% 5/15/2040	3,075	3,109
Ginnie Mae I Pool 5% 5/15/2040	1,102	1,115
Ginnie Mae I Pool 5% 6/15/2039	1,753	1,772
Ginnie Mae I Pool 5% 6/15/2040	281,837	284,860
Ginnie Mae I Pool 5% 6/15/2040	8,208	8,296
Ginnie Mae I Pool 5% 6/15/2040	4,516	4,560
Ginnie Mae I Pool 5% 6/15/2041	11,966	12,096
Ginnie Mae I Pool 5% 6/15/2041	1,703	1,720
Ginnie Mae I Pool 5% 6/15/2041	1,592	1,610
Ginnie Mae I Pool 5% 7/15/2039	20,642	20,871
Ginnie Mae I Pool 5% 7/15/2039	16,279	16,452
Ginnie Mae I Pool 5% 7/15/2040	13,394	13,539
Ginnie Mae I Pool 5% 7/15/2040	13,102	13,243
Ginnie Mae I Pool 5% 7/15/2040	6,429	6,498
Ginnie Mae I Pool 5% 7/15/2040	5,477	5,536
Ginnie Mae I Pool 5% 7/15/2040	2,620	2,645
Ginnie Mae I Pool 5% 7/15/2040	871	880
Ginnie Mae I Pool 5% 8/15/2039	9,947	10,053
Ginnie Mae I Pool 5% 8/15/2039	8,654	8,747
Ginnie Mae I Pool 5% 8/15/2039	3,934	3,978
Ginnie Mae I Pool 5% 8/15/2039	2,857	2,888
Ginnie Mae I Pool 5% 8/15/2039	1,607	1,624
Ginnie Mae I Pool 5% 8/15/2039	868	878
Ginnie Mae I Pool 5% 8/15/2040	21,292	21,522
Ginnie Mae I Pool 5% 8/15/2040	17,149	17,334
Ginnie Mae I Pool 5% 8/15/2040	15,960	16,133
Ginnie Mae I Pool 5% 8/15/2040	4,841	4,893
Ginnie Mae I Pool 5% 9/15/2039	65,375	66,067
Ginnie Mae I Pool 5% 9/15/2039	13,719	13,865
Ginnie Mae I Pool 5% 9/15/2039	9,581	9,683
Ginnie Mae I Pool 5% 9/15/2039	6,733	6,805
Ginnie Mae I Pool 5% 9/15/2039	4,568	4,617
Ginnie Mae I Pool 5% 9/15/2039	4,201	4,247
Ginnie Mae I Pool 5% 9/15/2039	3,710	3,750
Ginnie Mae I Pool 5% 9/15/2039	2,881	2,912
Ginnie Mae I Pool 5% 9/15/2039	2,415	2,441
Ginnie Mae I Pool 5% 9/15/2039	1,230	1,243
Ginnie Mae I Pool 5% 9/15/2040	10,208	10,318
Ginnie Mae I Pool 5% 9/15/2040	6,652	6,724
Ginnie Mae I Pool 5% 9/15/2040	2,305	2,330
Ginnie Mae I Pool 5% 9/15/2041	182,606	184,555
Ginnie Mae I Pool 5.5% 1/15/2034	146	149
Ginnie Mae I Pool 5.5% 1/15/2039	11,139	11,412
Ginnie Mae I Pool 5.5% 10/15/2035	8,909	9,142
Ginnie Mae I Pool 5.5% 12/15/2038	592	606
Ginnie Mae I Pool 5.5% 3/15/2039	1,779	1,821
Ginnie Mae I Pool 5.5% 3/20/2054	3,564,834	3,618,031
Ginnie Mae I Pool 5.5% 4/15/2034	610	624
Ginnie Mae I Pool 5.5% 5/15/2034	2,378	2,436
Ginnie Mae I Pool 5.5% 5/15/2034	664	679
Ginnie Mae I Pool 5.5% 5/15/2039	6,707	6,871
Ginnie Mae I Pool 5.5% 7/15/2037	652	668
Ginnie Mae I Pool 5.5% 7/15/2038	1,753	1,792
Ginnie Mae I Pool 5.5% 7/15/2039	2,320	2,380
Ginnie Mae I Pool 5.5% 8/15/2033	1,802	1,844
Ginnie Mae I Pool 5.5% 9/15/2039	65,901	67,567
Ginnie Mae I Pool 5.5% 9/15/2039	35,886	36,791
Ginnie Mae I Pool 6% 10/15/2030	2,585	2,644
Ginnie Mae I Pool 6% 10/15/2039	1,675	1,734
Ginnie Mae I Pool 6% 11/15/2039	4,810	4,982
Ginnie Mae I Pool 6% 11/15/2039	2,746	2,844
Ginnie Mae I Pool 6% 11/15/2039	1,821	1,884
Ginnie Mae I Pool 6% 11/15/2039	1,054	1,091
Ginnie Mae I Pool 6% 11/15/2039	899	930
Ginnie Mae I Pool 6% 11/15/2039	673	697
Ginnie Mae I Pool 6% 5/15/2040	140,114	144,730
Ginnie Mae I Pool 6.5% 10/15/2034	5,577	5,851
Ginnie Mae I Pool 6.5% 10/15/2034	3,045	3,187
Ginnie Mae I Pool 6.5% 10/15/2034	768	802
Ginnie Mae I Pool 6.5% 10/15/2035	3,841	4,052
Ginnie Mae I Pool 6.5% 10/15/2036	1,247	1,308
Ginnie Mae I Pool 6.5% 11/15/2034	1,377	1,434
Ginnie Mae I Pool 6.5% 6/15/2037	1,478	1,550
Ginnie Mae I Pool 6.5% 7/15/2035	454	478
Ginnie Mae I Pool 6.5% 8/15/2034	6,182	6,477
Ginnie Mae I Pool 6.5% 8/15/2034	142	148
Ginnie Mae I Pool 6.5% 8/15/2036	1,105	1,159
Ginnie Mae I Pool 6.5% 9/15/2034	2,482	2,598
Ginnie Mae I Pool 7% 1/15/2027	1	0
Ginnie Mae I Pool 7% 1/15/2028	183	184
Ginnie Mae I Pool 7% 1/15/2028	63	64
Ginnie Mae I Pool 7% 1/15/2028	55	56
Ginnie Mae I Pool 7% 1/15/2028	51	52
Ginnie Mae I Pool 7% 1/15/2028	50	50
Ginnie Mae I Pool 7% 1/15/2028	45	45
Ginnie Mae I Pool 7% 1/15/2028	44	44
Ginnie Mae I Pool 7% 1/15/2028	38	38
Ginnie Mae I Pool 7% 1/15/2028	35	36
Ginnie Mae I Pool 7% 1/15/2028	16	16
Ginnie Mae I Pool 7% 1/15/2028	9	9
Ginnie Mae I Pool 7% 1/15/2029	158	161
Ginnie Mae I Pool 7% 1/15/2029	110	112
Ginnie Mae I Pool 7% 1/15/2029	78	78
Ginnie Mae I Pool 7% 1/15/2029	61	62
Ginnie Mae I Pool 7% 1/15/2029	40	41
Ginnie Mae I Pool 7% 1/15/2030	510	518
Ginnie Mae I Pool 7% 1/15/2030	43	44
Ginnie Mae I Pool 7% 1/15/2031	3,441	3,508
Ginnie Mae I Pool 7% 1/15/2031	169	173
Ginnie Mae I Pool 7% 1/15/2032	1,125	1,152
Ginnie Mae I Pool 7% 1/15/2032	220	223
Ginnie Mae I Pool 7% 10/15/2028	1,350	1,367
Ginnie Mae I Pool 7% 10/15/2028	472	473
Ginnie Mae I Pool 7% 10/15/2028	433	438
Ginnie Mae I Pool 7% 10/15/2028	75	76
Ginnie Mae I Pool 7% 10/15/2028	10	10
Ginnie Mae I Pool 7% 10/15/2030	415	424
Ginnie Mae I Pool 7% 10/15/2030	141	144
Ginnie Mae I Pool 7% 10/15/2031	975	1,001
Ginnie Mae I Pool 7% 10/15/2031	626	642
Ginnie Mae I Pool 7% 10/15/2031	229	234
Ginnie Mae I Pool 7% 10/15/2031	193	198
Ginnie Mae I Pool 7% 10/15/2031	182	184
Ginnie Mae I Pool 7% 10/15/2031	170	174
Ginnie Mae I Pool 7% 10/15/2031	64	66
Ginnie Mae I Pool 7% 10/15/2032	1,323	1,355
Ginnie Mae I Pool 7% 11/15/2028	251	254
Ginnie Mae I Pool 7% 11/15/2028	182	184
Ginnie Mae I Pool 7% 11/15/2029	456	464
Ginnie Mae I Pool 7% 11/15/2031	512	521
Ginnie Mae I Pool 7% 11/15/2031	226	232
Ginnie Mae I Pool 7% 11/15/2032	492	504
Ginnie Mae I Pool 7% 12/15/2027	83	83
Ginnie Mae I Pool 7% 12/15/2027	13	13
Ginnie Mae I Pool 7% 12/15/2027	6	6
Ginnie Mae I Pool 7% 12/15/2028	2,282	2,316
Ginnie Mae I Pool 7% 12/15/2028	360	366
Ginnie Mae I Pool 7% 12/15/2028	169	171
Ginnie Mae I Pool 7% 12/15/2028	114	115
Ginnie Mae I Pool 7% 12/15/2028	74	75
Ginnie Mae I Pool 7% 12/15/2028	47	47
Ginnie Mae I Pool 7% 12/15/2028	23	23
Ginnie Mae I Pool 7% 12/15/2030	251	257
Ginnie Mae I Pool 7% 12/15/2031	914	937
Ginnie Mae I Pool 7% 12/15/2031	320	328
Ginnie Mae I Pool 7% 12/15/2031	42	43
Ginnie Mae I Pool 7% 2/15/2028	1,835	1,853
Ginnie Mae I Pool 7% 2/15/2028	559	564
Ginnie Mae I Pool 7% 2/15/2028	244	247
Ginnie Mae I Pool 7% 2/15/2028	61	61
Ginnie Mae I Pool 7% 2/15/2028	49	50
Ginnie Mae I Pool 7% 2/15/2028	46	46
Ginnie Mae I Pool 7% 2/15/2028	43	43
Ginnie Mae I Pool 7% 2/15/2028	40	40
Ginnie Mae I Pool 7% 2/15/2028	23	23
Ginnie Mae I Pool 7% 2/15/2028	11	11
Ginnie Mae I Pool 7% 2/15/2028	10	10
Ginnie Mae I Pool 7% 2/15/2029	35	35
Ginnie Mae I Pool 7% 2/15/2032	1,445	1,484
Ginnie Mae I Pool 7% 2/15/2032	735	748
Ginnie Mae I Pool 7% 2/15/2032	399	409
Ginnie Mae I Pool 7% 2/15/2032	143	146
Ginnie Mae I Pool 7% 2/15/2032	95	98
Ginnie Mae I Pool 7% 2/15/2032	97	98
Ginnie Mae I Pool 7% 3/15/2028	250	252
Ginnie Mae I Pool 7% 3/15/2028	147	148
Ginnie Mae I Pool 7% 3/15/2028	84	85
Ginnie Mae I Pool 7% 3/15/2028	83	84
Ginnie Mae I Pool 7% 3/15/2028	64	64
Ginnie Mae I Pool 7% 3/15/2028	61	61
Ginnie Mae I Pool 7% 3/15/2028	41	41
Ginnie Mae I Pool 7% 3/15/2028	33	33
Ginnie Mae I Pool 7% 3/15/2028	27	27
Ginnie Mae I Pool 7% 3/15/2028	15	15
Ginnie Mae I Pool 7% 3/15/2029	216	219
Ginnie Mae I Pool 7% 3/15/2029	99	101
Ginnie Mae I Pool 7% 3/15/2029	53	54
Ginnie Mae I Pool 7% 3/15/2029	22	22
Ginnie Mae I Pool 7% 3/15/2029	14	14
Ginnie Mae I Pool 7% 3/15/2029	12	12
Ginnie Mae I Pool 7% 3/15/2031	90	92
Ginnie Mae I Pool 7% 3/15/2031	86	87
Ginnie Mae I Pool 7% 3/15/2031	64	65
Ginnie Mae I Pool 7% 3/15/2031	25	25
Ginnie Mae I Pool 7% 3/15/2032	570	586
Ginnie Mae I Pool 7% 3/15/2032	248	255
Ginnie Mae I Pool 7% 3/15/2032	200	205
Ginnie Mae I Pool 7% 3/15/2032	58	59
Ginnie Mae I Pool 7% 3/15/2032	46	48
Ginnie Mae I Pool 7% 3/15/2032	33	33
Ginnie Mae I Pool 7% 4/15/2028	1,272	1,286
Ginnie Mae I Pool 7% 4/15/2028	189	191
Ginnie Mae I Pool 7% 4/15/2028	138	140
Ginnie Mae I Pool 7% 4/15/2028	86	87
Ginnie Mae I Pool 7% 4/15/2028	66	67
Ginnie Mae I Pool 7% 4/15/2028	52	53
Ginnie Mae I Pool 7% 4/15/2028	28	28
Ginnie Mae I Pool 7% 4/15/2028	20	21
Ginnie Mae I Pool 7% 4/15/2028	9	9
Ginnie Mae I Pool 7% 4/15/2029	143	145
Ginnie Mae I Pool 7% 4/15/2029	44	44
Ginnie Mae I Pool 7% 4/15/2031	272	279
Ginnie Mae I Pool 7% 4/15/2031	156	160
Ginnie Mae I Pool 7% 4/15/2031	65	66
Ginnie Mae I Pool 7% 4/15/2032	901	925
Ginnie Mae I Pool 7% 4/15/2032	459	470
Ginnie Mae I Pool 7% 4/15/2032	400	410
Ginnie Mae I Pool 7% 4/15/2032	321	329
Ginnie Mae I Pool 7% 4/15/2032	134	137
Ginnie Mae I Pool 7% 4/15/2032	120	122
Ginnie Mae I Pool 7% 4/15/2032	112	115
Ginnie Mae I Pool 7% 4/15/2032	69	71
Ginnie Mae I Pool 7% 4/15/2032	27	28
Ginnie Mae I Pool 7% 4/20/2032	14,095	14,578
Ginnie Mae I Pool 7% 5/15/2027	1	1
Ginnie Mae I Pool 7% 5/15/2028	561	566
Ginnie Mae I Pool 7% 5/15/2028	224	225
Ginnie Mae I Pool 7% 5/15/2028	61	61
Ginnie Mae I Pool 7% 5/15/2028	51	51
Ginnie Mae I Pool 7% 5/15/2028	6	6
Ginnie Mae I Pool 7% 5/15/2028	6	6
Ginnie Mae I Pool 7% 5/15/2029	168	171
Ginnie Mae I Pool 7% 5/15/2029	102	103
Ginnie Mae I Pool 7% 5/15/2031	266	271
Ginnie Mae I Pool 7% 5/15/2031	159	161
Ginnie Mae I Pool 7% 5/15/2031	140	143
Ginnie Mae I Pool 7% 5/15/2031	50	50
Ginnie Mae I Pool 7% 5/15/2032	6,190	6,360
Ginnie Mae I Pool 7% 5/15/2032	712	730
Ginnie Mae I Pool 7% 5/15/2032	324	332
Ginnie Mae I Pool 7% 5/15/2032	244	249
Ginnie Mae I Pool 7% 5/15/2032	148	150
Ginnie Mae I Pool 7% 5/15/2032	127	129
Ginnie Mae I Pool 7% 5/15/2032	124	127
Ginnie Mae I Pool 7% 5/15/2032	97	99
Ginnie Mae I Pool 7% 6/15/2028	720	727
Ginnie Mae I Pool 7% 6/15/2028	415	419
Ginnie Mae I Pool 7% 6/15/2028	322	326
Ginnie Mae I Pool 7% 6/15/2028	260	262
Ginnie Mae I Pool 7% 6/15/2028	228	230
Ginnie Mae I Pool 7% 6/15/2028	189	192
Ginnie Mae I Pool 7% 6/15/2028	156	157
Ginnie Mae I Pool 7% 6/15/2028	147	148
Ginnie Mae I Pool 7% 6/15/2028	99	100
Ginnie Mae I Pool 7% 6/15/2028	54	54
Ginnie Mae I Pool 7% 6/15/2028	43	43
Ginnie Mae I Pool 7% 6/15/2028	32	32
Ginnie Mae I Pool 7% 6/15/2028	24	25
Ginnie Mae I Pool 7% 6/15/2028	17	17
Ginnie Mae I Pool 7% 6/15/2028	3	3
Ginnie Mae I Pool 7% 6/15/2029	34	35
Ginnie Mae I Pool 7% 6/15/2031	825	845
Ginnie Mae I Pool 7% 6/15/2031	440	451
Ginnie Mae I Pool 7% 6/15/2031	370	379
Ginnie Mae I Pool 7% 6/15/2032	12,557	12,896
Ginnie Mae I Pool 7% 6/15/2032	7,967	8,189
Ginnie Mae I Pool 7% 6/15/2032	3,297	3,388
Ginnie Mae I Pool 7% 6/15/2032	3,201	3,288
Ginnie Mae I Pool 7% 6/15/2032	2,990	3,061
Ginnie Mae I Pool 7% 6/15/2032	2,022	2,079
Ginnie Mae I Pool 7% 6/15/2032	1,932	1,981
Ginnie Mae I Pool 7% 6/15/2032	1,132	1,163
Ginnie Mae I Pool 7% 6/15/2032	735	754
Ginnie Mae I Pool 7% 6/15/2032	466	478
Ginnie Mae I Pool 7% 6/15/2032	429	440
Ginnie Mae I Pool 7% 6/15/2032	300	307
Ginnie Mae I Pool 7% 6/15/2032	243	250
Ginnie Mae I Pool 7% 6/15/2032	141	144
Ginnie Mae I Pool 7% 6/15/2032	119	122
Ginnie Mae I Pool 7% 6/15/2032	102	105
Ginnie Mae I Pool 7% 6/15/2032	90	93
Ginnie Mae I Pool 7% 7/15/2028	465	470
Ginnie Mae I Pool 7% 7/15/2028	315	319
Ginnie Mae I Pool 7% 7/15/2028	161	162
Ginnie Mae I Pool 7% 7/15/2028	152	154
Ginnie Mae I Pool 7% 7/15/2028	88	89
Ginnie Mae I Pool 7% 7/15/2028	70	71
Ginnie Mae I Pool 7% 7/15/2028	67	68
Ginnie Mae I Pool 7% 7/15/2028	34	34
Ginnie Mae I Pool 7% 7/15/2028	28	28
Ginnie Mae I Pool 7% 7/15/2028	24	25
Ginnie Mae I Pool 7% 7/15/2028	22	22
Ginnie Mae I Pool 7% 7/15/2028	16	16
Ginnie Mae I Pool 7% 7/15/2028	10	10
Ginnie Mae I Pool 7% 7/15/2028	4	4
Ginnie Mae I Pool 7% 7/15/2029	331	336
Ginnie Mae I Pool 7% 7/15/2029	152	154
Ginnie Mae I Pool 7% 7/15/2029	106	107
Ginnie Mae I Pool 7% 7/15/2029	74	76
Ginnie Mae I Pool 7% 7/15/2029	10	10
Ginnie Mae I Pool 7% 7/15/2030	489	497
Ginnie Mae I Pool 7% 7/15/2031	1,564	1,602
Ginnie Mae I Pool 7% 7/15/2031	614	629
Ginnie Mae I Pool 7% 7/15/2031	378	387
Ginnie Mae I Pool 7% 7/15/2031	238	242
Ginnie Mae I Pool 7% 7/15/2031	151	154
Ginnie Mae I Pool 7% 7/15/2032	4,670	4,795
Ginnie Mae I Pool 7% 7/15/2032	2,019	2,059
Ginnie Mae I Pool 7% 7/15/2032	1,044	1,074
Ginnie Mae I Pool 7% 7/15/2032	724	742
Ginnie Mae I Pool 7% 7/15/2032	227	232
Ginnie Mae I Pool 7% 7/15/2032	170	174
Ginnie Mae I Pool 7% 7/15/2032	104	107
Ginnie Mae I Pool 7% 8/15/2028	191	193
Ginnie Mae I Pool 7% 8/15/2029	25	25
Ginnie Mae I Pool 7% 8/15/2029	8	8
Ginnie Mae I Pool 7% 8/15/2031	150	154
Ginnie Mae I Pool 7% 8/15/2031	86	88
Ginnie Mae I Pool 7% 8/15/2031	78	80
Ginnie Mae I Pool 7% 8/15/2032	1,269	1,300
Ginnie Mae I Pool 7% 8/15/2032	611	627
Ginnie Mae I Pool 7% 8/15/2032	232	237
Ginnie Mae I Pool 7% 8/15/2032	71	73
Ginnie Mae I Pool 7% 8/15/2032	28	28
Ginnie Mae I Pool 7% 9/15/2027	8	8
Ginnie Mae I Pool 7% 9/15/2028	674	683
Ginnie Mae I Pool 7% 9/15/2028	527	533
Ginnie Mae I Pool 7% 9/15/2028	326	330
Ginnie Mae I Pool 7% 9/15/2028	145	147
Ginnie Mae I Pool 7% 9/15/2028	78	79
Ginnie Mae I Pool 7% 9/15/2028	75	75
Ginnie Mae I Pool 7% 9/15/2028	64	65
Ginnie Mae I Pool 7% 9/15/2028	23	23
Ginnie Mae I Pool 7% 9/15/2028	22	22
Ginnie Mae I Pool 7% 9/15/2028	14	14
Ginnie Mae I Pool 7% 9/15/2028	14	14
Ginnie Mae I Pool 7% 9/15/2029	12	12
Ginnie Mae I Pool 7% 9/15/2030	1,124	1,150
Ginnie Mae I Pool 7% 9/15/2031	3,782	3,872
Ginnie Mae I Pool 7% 9/15/2031	1,425	1,461
Ginnie Mae I Pool 7% 9/15/2031	590	605
Ginnie Mae I Pool 7% 9/15/2031	498	510
Ginnie Mae I Pool 7% 9/15/2031	365	374
Ginnie Mae I Pool 7% 9/15/2031	195	200
Ginnie Mae I Pool 7% 9/15/2031	145	148
Ginnie Mae I Pool 7% 9/15/2031	40	41
Ginnie Mae I Pool 7.5% 1/15/2031	77	80
Ginnie Mae I Pool 7.5% 1/15/2031	25	25
Ginnie Mae I Pool 7.5% 10/15/2027	176	178
Ginnie Mae I Pool 7.5% 10/15/2027	144	144
Ginnie Mae I Pool 7.5% 10/15/2027	17	17
Ginnie Mae I Pool 7.5% 10/15/2027	8	8
Ginnie Mae I Pool 7.5% 12/15/2027	88	90
Ginnie Mae I Pool 7.5% 12/15/2027	61	62
Ginnie Mae I Pool 7.5% 12/15/2027	6	6
Ginnie Mae I Pool 7.5% 12/15/2028	39	39
Ginnie Mae I Pool 7.5% 2/15/2027	14	14
Ginnie Mae I Pool 7.5% 3/15/2028	70	71
Ginnie Mae I Pool 7.5% 4/15/2027	35	35
Ginnie Mae I Pool 7.5% 4/15/2027	19	19
Ginnie Mae I Pool 7.5% 4/15/2027	15	15
Ginnie Mae I Pool 7.5% 4/15/2027	15	15
Ginnie Mae I Pool 7.5% 4/15/2027	4	4
Ginnie Mae I Pool 7.5% 5/15/2027	20	20
Ginnie Mae I Pool 7.5% 5/15/2027	1	1
Ginnie Mae I Pool 7.5% 6/15/2027	102	102
Ginnie Mae I Pool 7.5% 6/15/2027	13	13
Ginnie Mae I Pool 7.5% 6/15/2027	8	8
Ginnie Mae I Pool 7.5% 7/15/2027	165	167
Ginnie Mae I Pool 7.5% 7/15/2027	69	70
Ginnie Mae I Pool 7.5% 7/15/2027	62	63
Ginnie Mae I Pool 7.5% 7/15/2027	48	48
Ginnie Mae I Pool 7.5% 7/15/2027	16	16
Ginnie Mae I Pool 7.5% 7/15/2027	6	6
Ginnie Mae I Pool 7.5% 7/15/2027	5	5
Ginnie Mae I Pool 7.5% 7/15/2028	383	391
Ginnie Mae I Pool 7.5% 7/15/2029	703	723
Ginnie Mae I Pool 7.5% 7/15/2029	66	67
Ginnie Mae I Pool 7.5% 8/15/2027	95	96
Ginnie Mae I Pool 7.5% 8/15/2027	32	33
Ginnie Mae I Pool 7.5% 8/15/2027	10	10
Ginnie Mae I Pool 7.5% 8/15/2027	9	9
Ginnie Mae I Pool 7.5% 8/15/2027	6	6
Ginnie Mae I Pool 7.5% 8/15/2028	200	204
Ginnie Mae I Pool 7.5% 8/15/2028	32	32
Ginnie Mae I Pool 7.5% 9/15/2027	207	210
Ginnie Mae I Pool 7.5% 9/15/2027	17	17
Ginnie Mae I Pool 7.5% 9/15/2027	11	11
Ginnie Mae I Pool 7.5% 9/15/2028	236	241
Ginnie Mae I Pool 7.5% 9/15/2031	644	665
Ginnie Mae I Pool 8% 1/15/2028	131	132
Ginnie Mae I Pool 8% 11/15/2027	24	24
Ginnie Mae I Pool 8% 12/15/2027	126	127
Ginnie Mae I Pool 8% 12/15/2027	41	41
Ginnie Mae I Pool 8% 12/15/2027	28	28
Ginnie Mae I Pool 8% 7/15/2027	36	37
Ginnie Mae I Pool 8% 8/15/2027	9	9
Ginnie Mae I Pool 8% 8/15/2027	9	9
Ginnie Mae I Pool 8.5% 1/15/2031	750	775
Ginnie Mae I Pool 8.5% 10/15/2028	62	63
Ginnie Mae I Pool 8.5% 11/15/2027	33	33
Ginnie Mae I Pool 8.5% 11/15/2027	11	11
Ginnie Mae I Pool 8.5% 12/15/2029	39	40
Ginnie Mae I Pool 8.5% 7/15/2030	56	58
Ginnie Mae I Pool 8.5% 8/15/2029	39	40
Ginnie Mae II Pool 2% 1/20/2051	225,548,829	185,311,504
Ginnie Mae II Pool 2% 1/20/2054	358,681	294,525
Ginnie Mae II Pool 2% 1/20/2054	293,150	240,715
Ginnie Mae II Pool 2% 10/20/2050	135,044,003	110,994,705
Ginnie Mae II Pool 2% 10/20/2051	11,102,513	9,118,384
Ginnie Mae II Pool 2% 11/20/2050	42,415,262	34,861,745
Ginnie Mae II Pool 2% 11/20/2051	3,767,652	3,094,335
Ginnie Mae II Pool 2% 11/20/2053	1,066,823	876,171
Ginnie Mae II Pool 2% 12/20/2050	57,791,940	47,500,068
Ginnie Mae II Pool 2% 12/20/2051	1,627,625	1,336,752
Ginnie Mae II Pool 2% 2/20/2051	9,610,900	7,896,340
Ginnie Mae II Pool 2% 3/20/2051	2,843,386	2,336,134
Ginnie Mae II Pool 2% 3/20/2052	16,254,526	13,349,682
Ginnie Mae II Pool 2% 4/20/2051	3,807,399	3,128,169
Ginnie Mae II Pool 2% 5/20/2051	9,202,230	7,557,700
Ginnie Mae II Pool 2% 6/1/2056 (h)	95,525,000	78,394,941
Ginnie Mae II Pool 2% 6/20/2051	437,838	359,592
Ginnie Mae II Pool 2% 6/20/2054	354,741	291,456
Ginnie Mae II Pool 2% 7/20/2051	3,309,735	2,718,252
Ginnie Mae II Pool 2% 7/20/2053	1,137,833	934,847
Ginnie Mae II Pool 2% 7/20/2054	740,619	608,032
Ginnie Mae II Pool 2% 8/20/2051	106,583,899	87,536,301
Ginnie Mae II Pool 2% 8/20/2053	522,810	429,133
Ginnie Mae II Pool 2% 9/20/2050	72,922,347	59,935,978
Ginnie Mae II Pool 2% 9/20/2051	47,166,490	38,737,371
Ginnie Mae II Pool 2.5% 1/20/2052	19,026,066	16,296,558
Ginnie Mae II Pool 2.5% 11/20/2047	42,054	36,294
Ginnie Mae II Pool 2.5% 12/20/2051	57,637,345	49,368,605
Ginnie Mae II Pool 2.5% 2/20/2052	97,145	83,208
Ginnie Mae II Pool 2.5% 3/20/2052	1,977,069	1,693,436
Ginnie Mae II Pool 2.5% 4/20/2052	7,607,986	6,516,533
Ginnie Mae II Pool 2.5% 5/20/2051	12,285,012	10,526,424
Ginnie Mae II Pool 2.5% 6/1/2056 (h)	371,975,000	318,359,714
Ginnie Mae II Pool 2.5% 6/20/2051	13,436,072	11,512,712
Ginnie Mae II Pool 2.5% 7/20/2051	91,935,549	78,775,067
Ginnie Mae II Pool 2.5% 8/20/2050	6,603,130	5,658,930
Ginnie Mae II Pool 3% 1/20/2032	3,755,775	3,648,123
Ginnie Mae II Pool 3% 1/20/2043	1,020,276	932,060
Ginnie Mae II Pool 3% 10/20/2031	1,243,072	1,208,874
Ginnie Mae II Pool 3% 10/20/2043	78,263	71,286
Ginnie Mae II Pool 3% 11/20/2031	1,333,665	1,295,944
Ginnie Mae II Pool 3% 12/20/2031	2,021,161	1,964,783
Ginnie Mae II Pool 3% 12/20/2042	85,108	77,746
Ginnie Mae II Pool 3% 12/20/2046	17,780,601	16,060,326
Ginnie Mae II Pool 3% 2/20/2031	153,845	150,134
Ginnie Mae II Pool 3% 2/20/2050	6,647	5,931
Ginnie Mae II Pool 3% 3/20/2031	311,799	304,120
Ginnie Mae II Pool 3% 3/20/2050	10,809,960	9,645,861
Ginnie Mae II Pool 3% 4/20/2031	1,168,843	1,139,467
Ginnie Mae II Pool 3% 4/20/2052	142,094,402	126,470,668
Ginnie Mae II Pool 3% 5/20/2031	2,558,352	2,492,976
Ginnie Mae II Pool 3% 5/20/2051	21,737,108	19,362,326
Ginnie Mae II Pool 3% 5/20/2052	182,849,061	162,815,643
Ginnie Mae II Pool 3% 6/20/2050	180,513	161,074
Ginnie Mae II Pool 3% 6/20/2051	5,760,764	5,128,699
Ginnie Mae II Pool 3% 7/20/2031	33,186	32,312
Ginnie Mae II Pool 3% 7/20/2051	7,288,523	6,492,251
Ginnie Mae II Pool 3% 8/20/2031	392,376	381,886
Ginnie Mae II Pool 3% 8/20/2042	11,820	10,810
Ginnie Mae II Pool 3% 8/20/2051	8,661,991	7,715,668
Ginnie Mae II Pool 3% 9/20/2031	157,059	152,799
Ginnie Mae II Pool 3% 9/20/2043	3,506	3,193
Ginnie Mae II Pool 3% 9/20/2051	97,825	87,137
Ginnie Mae II Pool 3.5% 1/20/2044	37,411	34,977
Ginnie Mae II Pool 3.5% 10/20/2043	40,220	37,639
Ginnie Mae II Pool 3.5% 10/20/2045	2,018,674	1,875,120
Ginnie Mae II Pool 3.5% 11/20/2041	268,870	253,226
Ginnie Mae II Pool 3.5% 11/20/2045	53,906	50,073
Ginnie Mae II Pool 3.5% 12/20/2040	211,022	199,276
Ginnie Mae II Pool 3.5% 12/20/2041	279,707	263,436
Ginnie Mae II Pool 3.5% 12/20/2043	41,208	38,536
Ginnie Mae II Pool 3.5% 12/20/2045	1,118,179	1,038,238
Ginnie Mae II Pool 3.5% 12/20/2047	19,929	18,431
Ginnie Mae II Pool 3.5% 2/20/2043	190,073	178,245
Ginnie Mae II Pool 3.5% 2/20/2044	2,254	2,107
Ginnie Mae II Pool 3.5% 2/20/2046	692,005	642,387
Ginnie Mae II Pool 3.5% 3/20/2043	6,727	6,307
Ginnie Mae II Pool 3.5% 3/20/2044	15,551	14,535
Ginnie Mae II Pool 3.5% 3/20/2045	115,789	107,744
Ginnie Mae II Pool 3.5% 3/20/2046	11,369	10,554
Ginnie Mae II Pool 3.5% 4/20/2043	122,749	115,057
Ginnie Mae II Pool 3.5% 4/20/2045	110,956	103,224
Ginnie Mae II Pool 3.5% 5/20/2043	3,107,603	2,899,971
Ginnie Mae II Pool 3.5% 5/20/2045	7,955	7,399
Ginnie Mae II Pool 3.5% 5/20/2046	44,834	41,337
Ginnie Mae II Pool 3.5% 5/20/2046	11,008	10,149
Ginnie Mae II Pool 3.5% 6/20/2043	286,120	268,060
Ginnie Mae II Pool 3.5% 7/20/2045	195,173	181,418
Ginnie Mae II Pool 3.5% 7/20/2047	9,509	8,803
Ginnie Mae II Pool 3.5% 7/20/2049	33,707,856	30,984,120
Ginnie Mae II Pool 3.5% 8/20/2043	26,221	24,553
Ginnie Mae II Pool 3.5% 8/20/2045	80,433	74,763
Ginnie Mae II Pool 3.5% 8/20/2047	2,887,061	2,672,721
Ginnie Mae II Pool 3.5% 9/20/2040	106,068	100,083
Ginnie Mae II Pool 3.5% 9/20/2043	1,201,753	1,124,698
Ginnie Mae II Pool 3.5% 9/20/2045	32,572	30,269
Ginnie Mae II Pool 3.5% 9/20/2046	1,296,601	1,201,960
Ginnie Mae II Pool 4% 1/20/2041	463,707	446,138
Ginnie Mae II Pool 4% 1/20/2042	52,009	49,944
Ginnie Mae II Pool 4% 1/20/2045	1,038,837	991,574
Ginnie Mae II Pool 4% 1/20/2046	23,402	22,280
Ginnie Mae II Pool 4% 10/20/2040	215,793	207,674
Ginnie Mae II Pool 4% 10/20/2041	979,876	941,379
Ginnie Mae II Pool 4% 10/20/2044	595,481	568,475
Ginnie Mae II Pool 4% 10/20/2045	3,684	3,509
Ginnie Mae II Pool 4% 10/20/2055	854,912	795,484
Ginnie Mae II Pool 4% 11/20/2040	723,697	696,258
Ginnie Mae II Pool 4% 11/20/2041	30,598	29,392
Ginnie Mae II Pool 4% 11/20/2042	5,408,381	5,185,508
Ginnie Mae II Pool 4% 11/20/2044	1,281,840	1,223,331
Ginnie Mae II Pool 4% 12/20/2044	34,727	33,142
Ginnie Mae II Pool 4% 12/20/2045	30,163	28,726
Ginnie Mae II Pool 4% 2/20/2041	23,145	22,264
Ginnie Mae II Pool 4% 2/20/2045	1,105,571	1,055,433
Ginnie Mae II Pool 4% 3/20/2041	65,102	62,623
Ginnie Mae II Pool 4% 3/20/2047	2,182,920	2,078,587
Ginnie Mae II Pool 4% 4/20/2042	186,956	179,439
Ginnie Mae II Pool 4% 4/20/2047	16,356,014	15,574,278
Ginnie Mae II Pool 4% 5/20/2046	788,697	750,665
Ginnie Mae II Pool 4% 6/20/2042	2,695	2,586
Ginnie Mae II Pool 4% 6/20/2045	1,392,150	1,327,376
Ginnie Mae II Pool 4% 6/20/2055	31,559	29,365
Ginnie Mae II Pool 4% 7/20/2033	759	742
Ginnie Mae II Pool 4% 7/20/2044	76,246	72,854
Ginnie Mae II Pool 4% 7/20/2045	5,928,789	5,649,622
Ginnie Mae II Pool 4% 8/20/2041	7,748	7,444
Ginnie Mae II Pool 4% 8/20/2043	110,505	105,775
Ginnie Mae II Pool 4% 8/20/2044	82,862	79,129
Ginnie Mae II Pool 4% 8/20/2045	1,632,069	1,554,776
Ginnie Mae II Pool 4% 8/20/2048	2,669,977	2,531,519
Ginnie Mae II Pool 4% 9/20/2040	292,661	281,637
Ginnie Mae II Pool 4% 9/20/2045	3,476	3,311
Ginnie Mae II Pool 4.5% 1/20/2041	63,620	62,744
Ginnie Mae II Pool 4.5% 1/20/2045	19,699	19,381
Ginnie Mae II Pool 4.5% 10/20/2039	9,948	9,657
Ginnie Mae II Pool 4.5% 10/20/2040	140,009	135,880
Ginnie Mae II Pool 4.5% 10/20/2040	13,561	13,378
Ginnie Mae II Pool 4.5% 10/20/2044	16,973	16,690
Ginnie Mae II Pool 4.5% 11/20/2039	21,662	21,383
Ginnie Mae II Pool 4.5% 11/20/2040	58,913	57,101
Ginnie Mae II Pool 4.5% 11/20/2040	34,416	33,946
Ginnie Mae II Pool 4.5% 11/20/2041	8,215	8,099
Ginnie Mae II Pool 4.5% 11/20/2054	169,932,367	163,889,419
Ginnie Mae II Pool 4.5% 12/20/2039	55,347	53,753
Ginnie Mae II Pool 4.5% 12/20/2040	28,122	27,261
Ginnie Mae II Pool 4.5% 2/20/2041	246,309	242,917
Ginnie Mae II Pool 4.5% 2/20/2041	2,415	2,341
Ginnie Mae II Pool 4.5% 2/20/2042	10,968	10,812
Ginnie Mae II Pool 4.5% 2/20/2055	2,910,920	2,804,448
Ginnie Mae II Pool 4.5% 3/20/2036	4,792	4,746
Ginnie Mae II Pool 4.5% 3/20/2041	16,680	16,450
Ginnie Mae II Pool 4.5% 3/20/2046	48,416	47,636
Ginnie Mae II Pool 4.5% 4/20/2035	99,448	98,535
Ginnie Mae II Pool 4.5% 4/20/2040	26,361	25,572
Ginnie Mae II Pool 4.5% 4/20/2041	137,233	135,333
Ginnie Mae II Pool 4.5% 5/20/2040	17,611	17,378
Ginnie Mae II Pool 4.5% 5/20/2041	704,058	694,266
Ginnie Mae II Pool 4.5% 5/20/2042	143,056	141,055
Ginnie Mae II Pool 4.5% 5/20/2043	4,169	4,112
Ginnie Mae II Pool 4.5% 5/20/2046	27,338	26,896
Ginnie Mae II Pool 4.5% 6/20/2033	3,398	3,374
Ginnie Mae II Pool 4.5% 6/20/2039	10,922	10,612
Ginnie Mae II Pool 4.5% 6/20/2040	25,490	24,758
Ginnie Mae II Pool 4.5% 6/20/2041	460,221	453,761
Ginnie Mae II Pool 4.5% 6/20/2043	8,708	8,589
Ginnie Mae II Pool 4.5% 6/20/2044	17,620	17,345
Ginnie Mae II Pool 4.5% 7/20/2039	2,015	1,995
Ginnie Mae II Pool 4.5% 7/20/2040	27,233	26,867
Ginnie Mae II Pool 4.5% 7/20/2040	2,244	2,179
Ginnie Mae II Pool 4.5% 8/20/2040	3,015	2,975
Ginnie Mae II Pool 4.5% 9/20/2039	40,246	39,730
Ginnie Mae II Pool 4.5% 9/20/2040	151,109	149,066
Ginnie Mae II Pool 4.5% 9/20/2046	6,947	6,841
Ginnie Mae II Pool 5% 1/20/2054	746,773	741,533
Ginnie Mae II Pool 5% 1/20/2055	84,564,202	83,660,295
Ginnie Mae II Pool 5% 11/20/2054	71,983,541	71,259,098
Ginnie Mae II Pool 5% 12/20/2054	12,873,359	12,743,801
Ginnie Mae II Pool 5% 12/20/2054	3,951,946	3,913,100
Ginnie Mae II Pool 5% 2/20/2054	43,476	43,174
Ginnie Mae II Pool 5% 6/1/2056 (h)	417,425,000	412,314,801
Ginnie Mae II Pool 5% 6/20/2048	2,419,847	2,443,702
Ginnie Mae II Pool 5% 7/1/2056 (h)	137,725,000	135,866,787
Ginnie Mae II Pool 5% 9/20/2033	95,204	95,809
Ginnie Mae II Pool 5.5% 1/20/2055	3,022,871	3,067,980
Ginnie Mae II Pool 5.5% 1/20/2055	241,691	244,014
Ginnie Mae II Pool 5.5% 12/20/2054	10,131,399	10,235,096
Ginnie Mae II Pool 5.5% 12/20/2054	3,739,140	3,799,612
Ginnie Mae II Pool 5.5% 2/20/2055	776,794	783,956
Ginnie Mae II Pool 5.5% 6/1/2056 (h)	1,239,150,000	1,246,850,947
Ginnie Mae II Pool 5.5% 7/1/2056 (h)	811,875,000	815,556,854
Ginnie Mae II Pool 5.5% 8/20/2054	11,192,219	11,317,267
Ginnie Mae II Pool 6% 11/20/2031	2,547	2,600
Ginnie Mae II Pool 6% 12/20/2054	34,163,326	35,012,677
Ginnie Mae II Pool 6% 5/20/2032	12,013	12,285
Ginnie Mae II Pool 6% 6/1/2056 (h)	452,300,000	460,769,997
Ginnie Mae II Pool 6% 7/1/2056 (h)	297,675,000	303,086,612
Ginnie Mae II Pool 6.5% 1/20/2032	112	116
Ginnie Mae II Pool 6.5% 11/20/2031	470	489
Ginnie Mae II Pool 6.5% 3/20/2031	552	575
Ginnie Mae II Pool 6.5% 4/20/2031	68	71
Ginnie Mae II Pool 6.5% 6/1/2056 (h)	57,500,000	59,853,906
Ginnie Mae II Pool 6.5% 6/20/2031	67	70
Ginnie Mae II Pool 6.5% 7/20/2031	81	84
Ginnie Mae II Pool 6.5% 8/20/2031	80	83
Ginnie Mae II Pool 7% 2/20/2032	4,198	4,342
Ginnie Mae II Pool 7% 3/20/2032	2,177	2,251
Uniform Mortgage Backed Securities 2% 6/1/2056 (h)	2,046,700,000	1,637,599,873
Uniform Mortgage Backed Securities 2% 7/1/2056 (h)	1,572,875,000	1,258,054,317
Uniform Mortgage Backed Securities 2.5% 6/1/2056 (h)	140,750,000	117,872,622
Uniform Mortgage Backed Securities 3% 6/1/2056 (h)	207,400,000	181,215,750
Uniform Mortgage Backed Securities 3% 7/1/2056 (h)	6,775,000	5,915,686
Uniform Mortgage Backed Securities 3.5% 6/1/2056 (h)	68,450,000	62,252,065
Uniform Mortgage Backed Securities 4.5% 6/1/2056 (h)	232,450,000	223,224,641
Uniform Mortgage Backed Securities 5% 6/1/2041 (h)	280,950,000	282,398,634
Uniform Mortgage Backed Securities 5% 6/1/2056 (h)	811,125,000	798,324,474
Uniform Mortgage Backed Securities 5% 7/1/2041 (h)	85,600,000	85,931,024
Uniform Mortgage Backed Securities 5.5% 6/1/2056 (h)	125,725,000	126,333,987
Uniform Mortgage Backed Securities 6% 6/1/2056 (h)	260,675,000	266,173,626
Uniform Mortgage Backed Securities 6.5% 6/1/2056 (h)	28,275,000	29,379,492
TOTAL UNITED STATES		19,680,100,496
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $19,942,936,539)		19,680,100,496

U.S. Treasury Obligations - 13.9%
	Yield (%) (y)	Principal Amount (a)	Value ($)
US Treasury Bonds 2.25% 2/15/2052	2.99 to 3.67	70,500,000	42,038,379
US Treasury Bonds 2.25% 8/15/2046	4.78 to 4.92	830,000	537,229
US Treasury Bonds 2.375% 5/15/2051	2.35 to 2.40	488,726,000	302,761,940
US Treasury Bonds 2.875% 5/15/2052 (e)	2.96 to 5.06	424,403,400	291,014,736
US Treasury Bonds 3.625% 2/15/2053 (e)	3.73 to 5.04	246,793,600	195,728,534
US Treasury Bonds 3.625% 5/15/2053	4.31	2,100,000	1,663,922
US Treasury Bonds 4% 11/15/2052	4.95 to 5.00	177,678,000	150,859,727
US Treasury Bonds 4.125% 8/15/2044	4.70	1,300,000	1,169,695
US Treasury Bonds 4.125% 8/15/2053 (g)	4.36 to 5.10	424,900,000	368,451,372
US Treasury Bonds 4.25% 2/15/2054	4.52 to 4.79	166,600,000	147,525,601
US Treasury Bonds 4.25% 8/15/2054	4.51 to 4.64	152,050,000	134,677,100
US Treasury Bonds 4.375% 8/15/2043	5.28	358,000	335,163
US Treasury Bonds 4.5% 11/15/2054	4.56 to 4.82	75,198,700	69,458,925
US Treasury Bonds 4.5% 2/15/2044	4.45 to 4.72	2,975,000	2,820,323
US Treasury Bonds 4.625% 11/15/2044	4.61 to 5.12	165,000,000	158,245,313
US Treasury Bonds 4.625% 11/15/2045	4.61 to 4.79	43,186,000	41,269,621
US Treasury Bonds 4.625% 11/15/2055	4.84 to 4.92	79,007,700	74,588,207
US Treasury Bonds 4.625% 2/15/2046 (g)	4.88 to 4.99	18,775,000	17,930,125
US Treasury Bonds 4.625% 2/15/2055 (g)	4.78 to 4.95	155,995,900	147,131,776
US Treasury Bonds 4.625% 5/15/2044	4.57 to 4.72	1,535,000	1,476,118
US Treasury Bonds 4.625% 5/15/2054	4.55 to 4.65	54,200,000	51,100,438
US Treasury Bonds 4.75% 11/15/2053	4.77 to 4.79	120,000,000	115,307,813
US Treasury Bonds 4.75% 2/15/2056	4.63 to 5.03	356,000,000	343,095,000
US Treasury Bonds 4.75% 5/15/2055	4.91 to 5.00	104,793,100	100,863,359
US Treasury Bonds 4.75% 8/15/2055	4.94 to 4.98	162,350,000	156,318,951
US Treasury Bonds 4.875% 8/15/2045	4.56 to 4.87	37,948,000	37,472,168
US Treasury Bonds 5% 5/15/2045	4.89	17,000,000	17,068,398
US Treasury Bonds 5% 5/15/2056	4.98 to 5.18	171,300,000	171,808,547
US Treasury Bonds 6.25% 5/15/2030 (f)	4.41 to 4.46	5,440,000	5,862,450
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.47 to 2.67	60,653,401	56,445,619
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2056	2.63 to 2.72	17,188,843	16,004,159
US Treasury Notes 2.75% 8/15/2032 (e)	4.00 to 4.16	114,019,500	104,804,409
US Treasury Notes 3.375% 5/15/2033	3.82 to 3.97	221,200,000	209,129,047
US Treasury Notes 3.5% 1/15/2029	3.52	19,980,000	19,710,738
US Treasury Notes 3.5% 11/15/2028	3.47 to 3.63	127,797,300	126,189,850
US Treasury Notes 3.5% 2/15/2029	3.47 to 4.03	121,265,800	119,569,973
US Treasury Notes 3.5% 2/15/2033	3.91 to 4.34	340,524,000	325,293,533
US Treasury Notes 3.5% 2/28/2031	3.52 to 4.13	230,695,200	224,477,245
US Treasury Notes 3.5% 3/15/2029	3.85 to 3.88	68,460,000	67,481,236
US Treasury Notes 3.625% 12/31/2030	3.85	67,600,000	66,179,344
US Treasury Notes 3.625% 8/15/2028	3.55 to 3.60	153,949,000	152,668,097
US Treasury Notes 3.625% 8/31/2030	3.59 to 4.05	167,786,100	164,561,461
US Treasury Notes 3.625% 9/30/2031 (e)	3.92 to 4.49	385,800,000	375,778,243
US Treasury Notes 3.75% 1/31/2031	3.60 to 3.75	138,400,000	136,161,812
US Treasury Notes 3.75% 11/30/2032	3.90 to 3.93	50,000,000	48,572,266
US Treasury Notes 3.75% 2/28/2033	3.72 to 3.92	9,165,000	8,887,544
US Treasury Notes 3.75% 5/31/2030	3.93 to 4.00	170,000,000	167,775,390
US Treasury Notes 3.75% 8/31/2031	3.59 to 3.64	51,900,000	50,880,246
US Treasury Notes 3.875% 12/31/2032	4.05	35,000,000	34,227,539
US Treasury Notes 3.875% 4/15/2029	3.80 to 4.19	221,120,000	220,066,226
US Treasury Notes 3.875% 4/30/2030	3.87 to 4.00	27,500,000	27,274,414
US Treasury Notes 3.875% 4/30/2031	4.15	35,000,000	34,592,578
US Treasury Notes 3.875% 5/15/2029	4.02 to 4.05	69,217,000	68,887,138
US Treasury Notes 3.875% 6/30/2030	3.93 to 3.98	224,000,000	222,013,749
US Treasury Notes 3.875% 8/15/2033	4.89 to 4.90	58,884,000	57,345,196
US Treasury Notes 3.875% 8/15/2034	3.75 to 4.27	850,540,000	822,484,344
US Treasury Notes 3.875% 9/30/2032	3.77 to 3.93	152,259,600	149,160,880
US Treasury Notes 4% 1/31/2033	3.71 to 4.28	474,452,600	467,113,411
US Treasury Notes 4% 11/15/2035	4.17 to 4.38	409,350,000	395,918,203
US Treasury Notes 4% 4/30/2032	4.18 to 4.29	166,580,000	164,732,003
US Treasury Notes 4% 5/31/2028	4.02	1,726,000	1,726,067
US Treasury Notes 4% 6/30/2032	4.12 to 4.17	60,000,000	59,278,125
US Treasury Notes 4% 7/31/2032	4.03 to 4.15	195,120,000	192,658,134
US Treasury Notes 4.125% 10/31/2031	4.26	1,100,000	1,097,035
US Treasury Notes 4.125% 11/15/2032	3.86	44,733,000	44,416,724
US Treasury Notes 4.125% 11/30/2029	4.11	1,315,000	1,316,644
US Treasury Notes 4.125% 11/30/2031	4.55	110,000,000	109,690,625
US Treasury Notes 4.125% 2/15/2036	3.96 to 4.61	620,190,300	604,976,257
US Treasury Notes 4.125% 3/31/2031	4.09	6,381,300	6,375,567
US Treasury Notes 4.125% 3/31/2032	3.88	85,700,000	85,338,453
US Treasury Notes 4.125% 4/30/2033	4.24 to 4.49	84,385,000	83,593,891
US Treasury Notes 4.125% 5/31/2032	4.05 to 4.23	253,255,200	251,995,331
US Treasury Notes 4.125% 7/31/2031	3.75 to 4.03	650,725,000	649,735,247
US Treasury Notes 4.125% 8/31/2030	4.61 to 4.64	107,400,000	107,387,414
US Treasury Notes 4.25% 11/15/2034	4.22 to 4.63	477,146,000	472,989,610
US Treasury Notes 4.25% 2/28/2029	4.14 to 4.29	2,300,000	2,311,770
US Treasury Notes 4.25% 2/28/2031	4.46 to 4.69	12,000,000	12,056,250
US Treasury Notes 4.25% 3/31/2033	4.13 to 4.21	64,430,000	64,329,328
US Treasury Notes 4.25% 5/15/2035	4.37 to 4.48	62,022,900	61,329,988
US Treasury Notes 4.25% 8/15/2035	4.00 to 4.28	352,699,400	348,359,543
US Treasury Notes 4.375% 1/31/2032	4.56	75,950,000	76,623,463
US Treasury Notes 4.375% 12/31/2029	4.39	1,400,000	1,413,180
US Treasury Notes 4.375% 5/15/2034	3.71 to 4.49	105,436,400	105,675,279
US Treasury Notes 4.375% 5/15/2036	4.45	13,100,000	13,032,453
US Treasury Notes 4.5% 11/15/2033	4.18 to 4.45	573,600,000	580,366,690
US Treasury Notes 4.5% 12/31/2031	4.43 to 4.44	106,500,000	108,122,461
US Treasury Notes 4.5% 5/31/2029	4.37	190,000	192,323
US Treasury Notes 4.625% 2/15/2035	4.16 to 4.53	272,085,400	276,804,395
US Treasury Notes 4.625% 4/30/2029	4.44 to 4.72	4,210,000	4,274,795
US Treasury Notes 4.625% 9/30/2028	3.83 to 4.95	10,074,500	10,207,121
US Treasury Notes 4.625% 9/30/2030	4.72 to 5.00	156,000,000	159,059,063
US Treasury Notes 4.75% 2/15/2045	4.78 to 4.97	82,030,000	79,873,508
US Treasury Notes 4.875% 10/31/2030	4.48 to 4.91	205,200,000	211,307,905
TOTAL U.S. TREASURY OBLIGATIONS (Cost $13,552,105,594)			13,040,881,462

Money Market Funds - 3.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (z)	3.67	1,659,873,929	1,660,205,903
Fidelity Investments Money Market Government Portfolio - Institutional Class (x)(Aa)	3.55	1,388,206,390	1,388,206,390
Fidelity Securities Lending Cash Central Fund (z)(Ab)	3.67	5,845,290	5,845,875
TOTAL MONEY MARKET FUNDS (Cost $3,054,257,737)			3,054,258,168

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.0%
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.54% and receive a annually floating rate based on US SOFR Index, expiring April 2029	4/2027	23,700,000	241,844
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.996% and receive annually a floating rate based on US SOFR Index, expiring January 2037	1/2027	54,900,000	1,300,411
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.373% and receive annually a floating rate based on US SOFR Index, expiring April 2041	3/2031	77,560,000	4,637,487
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 4.3625% and receive annually a floating rate based on US SOFR Index, expiring April 2041	3/2031	31,140,000	1,876,226
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.57% and receive annually a floating rate based on US SOFR Index, expiring April 2029	4/2027	61,000,000	603,678
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.804% and receive annually a floating rate based on US SOFR Index, expiring August 2036	8/2026	4,060,000	100,084
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.53% and receive annually a floating rate based on US SOFR Index, expiring August 2034	8/2029	67,400,000	2,699,101
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.8% and receive annually a floating rate based on US SOFR Index, expiring August 2036	8/2026	87,870,000	2,101,917
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.03% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/2030	81,400,000	2,697,993
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.795% and receive annually a floating rate based on US SOFR Index, expiring November 2034	10/2029	10,100,000	356,531
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 4.509% and receive annually a floating rate based on US SOFR Index, expiring May 2041	5/2031	66,780,000	3,782,425
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.34% and receive annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	38,370,000	2,336,007
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 4.19% and receive annually a floating rate based on US SOFR Index, expiring January 2036	1/2031	23,140,000	755,996
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 4.351% and receive annually a floating rate based on US SOFR Index, expiring April 2041	4/2031	65,070,000	3,913,382
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.466% and receive annually a floating rate based on US SOFR Index, expiring April 2029	4/2027	40,410,000	451,099
Option on an interest rate swap with Goldman Sachs Bank USA to pay a annually fixed rate of 3.436% and receive annually a floating rate based on US SOFR Index, expiring April 2029	4/2028	69,400,000	485,814
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.275% and receive annually a floating rate based on US SOFR Index, expiring March 2029	3/2028	24,650,000	194,441
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.837% and receive annually a floating rate based on US SOFR Index, expiring July 2036	7/2026	64,790,000	1,303,352
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.964% and receive annually a floating rate based on US SOFR Index, expiring January 2037	1/2027	4,000,000	101,247
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 4.211% and receive nnually a floating rate based on US SOFR Index, expiring January 2036	1/2031	7,000,000	226,277
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.565% and receive annually a floating rate based on US SOFR Index, expiring September 2036	9/2026	88,000,000	3,735,793
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.805% and receive annually a floating rate based on US SOFR Index, expiring November 2034	11/2029	13,900,000	489,663
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.455% and receive annually a floating rate based on US SOFR Index, expiring April 2029	4/2028	335,200,000	2,312,280
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.887% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/2030	61,280,000	2,263,154
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 4.2285% and receive annually a floating rate based on US SOFR Index, expiring January 2036	1/2031	8,000,000	256,938
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 4.075% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/2030	12,620,000	408,279

TOTAL PUT SWAPTIONS			39,631,419
Call Swaptions - 0.0%
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 4.2285% and pay annually a floating rate based on US SOFR Index, expiring January 2036	1/2031	8,000,000	262,525

TOTAL PURCHASED SWAPTIONS (Cost $39,303,976)			39,893,944

TOTAL INVESTMENT IN SECURITIES - 109.8% (Cost $105,841,727,258)	102,747,470,237
NET OTHER ASSETS (LIABILITIES) - (9.8)%	(9,206,852,808)
NET ASSETS - 100.0%	93,540,617,429

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 4% 6/1/2056	(10,000,000)	(9,301,172)
Ginnie Mae II Pool 5% 6/1/2056	(172,725,000)	(170,610,466)
Ginnie Mae II Pool 5.5% 6/1/2056	(832,950,000)	(838,126,534)
Ginnie Mae II Pool 6% 6/1/2056	(300,925,000)	(306,560,272)
Uniform Mortgage Backed Securities 2% 6/1/2056	(1,920,650,000)	(1,536,745,100)
Uniform Mortgage Backed Securities 2.5% 6/1/2056	(151,050,000)	(126,498,469)
Uniform Mortgage Backed Securities 3% 6/1/2056	(218,850,000)	(191,220,188)
Uniform Mortgage Backed Securities 3.5% 6/1/2056	(52,150,000)	(47,427,979)
Uniform Mortgage Backed Securities 4.5% 6/1/2056	(186,950,000)	(179,530,422)
Uniform Mortgage Backed Securities 5% 6/1/2041	(154,200,000)	(154,995,086)
Uniform Mortgage Backed Securities 5% 6/1/2056	(399,125,000)	(392,826,329)
Uniform Mortgage Backed Securities 5.5% 6/1/2056	(252,650,000)	(253,873,786)
Uniform Mortgage Backed Securities 6% 6/1/2056	(289,650,000)	(295,759,819)
Uniform Mortgage Backed Securities 6.5% 6/1/2056	(28,475,000)	(29,587,305)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(4,533,062,927)

TOTAL TBA SALE COMMITMENTS (Proceeds $4,498,770,617)		(4,533,062,927)

Written Swaptions
	Expiration Date	Notional Amount	Value ($)
Put Swaptions
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.34% and pay annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	16,540,000	(1,007,399)

Call Swaptions
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.99% and receive annually a floating rate based on US SOFR Index, expiring March 2036	3/2031	18,300,000	(517,709)
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annualy a fixed rate of 4.36% and receive annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	12,700,000	(709,863)
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.45% and receive annually a floating rate based on US SOFR Index, expiring May 2041	5/2031	41,000,000	(2,424,451)
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 4.208% and receive annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	40,700,000	(2,036,790)
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.36% and receive annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	46,700,000	(2,610,126)
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.34% and receive annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	67,140,000	(3,697,178)

TOTAL CALL SWAPTIONS			(11,996,117)
TOTAL WRITTEN SWAPTIONS (Cost $(14,624,402))			(13,003,516)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
ASX 10Y Australia Treasury Bond Contracts (Australia)	25	6/2026	1,959,090	14,881
CBOT 10Y US Treasury Notes Contracts (United States)	1,570	9/2026	172,528,281	1,023,851
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	845	9/2026	94,798,438	800,914
CBOT 2Y US Treasury Notes Contracts (United States)	14,213	9/2026	2,936,761,125	3,158,900
CBOT 5Y US Treasury Notes Contracts (United States)	532	9/2026	57,069,469	221,360
CBOT US Treasury Long Bond Contracts (United States)	86	9/2026	9,666,938	177,208
CBOT US Treasury Ultra Bond Contracts (United States)	1,122	9/2026	128,539,125	1,679,127
TME 10Y Canadian Bond Contracts (Canada)	51	9/2026	4,447,634	9,904
TOTAL LONG				7,086,145
SHORT
CBOT 10Y US Treasury Notes Contracts (United States)	(290)	9/2026	(31,868,281)	(66,422)
CBOT 2Y US Treasury Notes Contracts (United States)	(19)	9/2026	(3,925,875)	(4,337)
Eurex Euro-Bobl Contracts (Germany)	(17)	9/2026	(2,283,683)	(7,150)
ICE Long GILT Futures (United Kingdom)	(31)	9/2026	(3,704,691)	(60,093)
TOTAL SHORT				(138,002)
TOTAL FUTURES CONTRACTS				6,948,143

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

EUR	523,000	USD	612,617	Canadian Imperial Bank of Commerce	7/2026	(1,018)
EUR	2,890,000	USD	3,416,679	Royal Bank of Canada	7/2026	(37,096)
JPY	413,250,000	USD	2,608,616	JPMorgan Chase Bank NA	7/2026	(1,009)
USD	2,318,762	AUD	3,237,000	BNP Paribas SA	7/2026	(4,970)
USD	406,671	CAD	550,000	Royal Bank of Canada	7/2026	6,669
USD	6,659,909	CAD	9,047,000	Royal Bank of Canada	7/2026	80,235
USD	163,297,629	EUR	138,113,000	BNP Paribas SA	7/2026	1,787,454
USD	163,495	EUR	139,000	BNP Paribas SA	7/2026	948
USD	1,080,707	EUR	916,000	Bank of America NA	7/2026	9,531
USD	501,452	EUR	426,000	Citibank NA	7/2026	3,285
USD	465,292	EUR	394,000	Goldman Sachs Bank USA	7/2026	4,546
USD	1,209,770	EUR	1,034,000	Goldman Sachs Bank USA	7/2026	604
USD	770,942	EUR	661,000	JPMorgan Chase Bank NA	7/2026	(2,035)
USD	1,423,530	EUR	1,221,000	JPMorgan Chase Bank NA	7/2026	(4,315)
USD	195,736	GBP	145,000	BNP Paribas SA	7/2026	487
USD	320,662	GBP	238,000	Goldman Sachs Bank USA	7/2026	185
USD	370,577	GBP	276,000	JPMorgan Chase Bank NA	7/2026	(1,069)
USD	36,382,103	GBP	26,911,000	JPMorgan Chase Bank NA	7/2026	145,287
USD	2,591,766	JPY	412,550,000	JPMorgan Chase Bank NA	6/2026	1,429
USD	1,728,204	JPY	273,000,000	JPMorgan Chase Bank NA	7/2026	5,574
USD	3,482,699	JPY	550,700,000	JPMorgan Chase Bank NA	7/2026	7,782
USD	9,369,442	JPY	1,478,300,000	JPMorgan Chase Bank NA	7/2026	41,370

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						2,043,874
Unrealized Appreciation						2,095,386
Unrealized Depreciation						(51,512)

Credit Default Swaps
Underlying Reference	Rating(2)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(1)		Value ($)(2)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX AAA Series 13 Index		12/2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		19,040,000	(138,175)	(291,984)	(430,159)
CMBX AAA Series 13 Index		12/2072	Citigroup Global Markets Ltd	(0.5%)	Monthly		6,830,000	(49,566)	(86,832)	(136,398)
CMBX AAA Series 13 Index		12/2072	Citigroup Global Markets Ltd	(0.5%)	Monthly		2,780,000	(20,175)	(23,895)	(44,070)
CMBX AAA Series 13 Index		12/2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		17,700,000	(128,451)	(113,145)	(241,596)
CMBX AAA Series 13 Index		12/2072	Citigroup Global Markets Ltd	(0.5%)	Monthly		16,080,000	(116,694)	(165,570)	(282,264)
CMBX BBB- Series 16 Index		4/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		1,370,000	251,104	(329,702)	(78,598)
CMBX BBB- Series 16 Index		4/2065	Goldman Sachs & Co LLC	(3%)	Monthly		250,000	45,822	(62,545)	(16,723)
CMBX BBB- Series 16 Index		4/2065	JPMorgan Securities LLC	(3%)	Monthly		1,080,000	197,951	(293,780)	(95,829)
CMBX BBB- Series 16 Index		4/2065	Goldman Sachs & Co LLC	(3%)	Monthly		120,000	21,995	(32,975)	(10,980)
CMBX BBB- Series 16 Index		4/2065	Citigroup Global Markets Ltd	(3%)	Monthly		1,430,000	262,101	(410,064)	(147,963)
CMBX BBB- Series 16 Index		4/2065	Citigroup Global Markets Ltd	(3%)	Monthly		240,000	43,989	(65,254)	(21,265)
CMBX BBB- Series 16 Index		4/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		1,146,000	210,048	(269,578)	(59,530)
CMBX BBB- Series 16 Index		4/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		220,000	40,323	(52,007)	(11,684)
CMBX BBB- Series 16 Index		4/2065	Goldman Sachs & Co LLC	(3%)	Monthly		876,000	160,560	(194,439)	(33,879)
CMBX BBB- Series 16 Index		4/2065	Goldman Sachs & Co LLC	(3%)	Monthly		580,000	106,307	(141,297)	(34,990)
CMBX BBB- Series 16 Index		4/2065	Citigroup Global Markets Ltd	(3%)	Monthly		1,100,000	201,616	(287,729)	(86,113)
CMBX BBB- Series 16 Index		4/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		450,000	82,479	(98,543)	(16,064)
CMBX BBB- Series 16 Index		4/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		700,000	128,301	(112,219)	16,082
CMBX BBB Series 15 Index		11/2064	Citigroup Global Markets Ltd	(3%)	Monthly		1,700,000	243,404	(248,497)	(5,093)
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly		2,400,000	190,955	(93,634)	97,321
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly		2,000,000	159,129	(74,268)	84,861
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly		2,500,000	198,911	(92,835)	106,076
CMBX BBB- Series 18 Index		12/2057	Citigroup Global Markets Ltd	(3%)	Monthly		100,000	7,956	(3,820)	4,136
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly		700,000	55,695	(26,345)	29,350
CMBX BBB- Series 18 Index		12/2057	Morgan Stanley Capital Services LLC	(3%)	Monthly		2,800,000	222,780	(105,381)	117,399
CMBX BBB- Series 18 Index		12/2057	Citigroup Global Markets Ltd	(3%)	Monthly		400,000	31,826	(14,144)	17,682
CMBX BB Series 18 Index		12/2057	JPMorgan Securities LLC	(5%)	Monthly		300,000	45,439	(19,415)	26,024
CMBX BB Series 18 Index		12/2057	JPMorgan Securities LLC	(5%)	Monthly		600,000	90,878	(41,570)	49,308
CMBX BBB- Series 18 Index		12/2057	JPMorgan Securities LLC	(3%)	Monthly		2,000,000	159,129	(96,359)	62,770
CMBX BBB Series 15 Index		11/2064	Citigroup Global Markets Ltd	(3%)	Monthly		1,800,000	257,721	(281,475)	(23,754)
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly		3,300,000	262,563	(342,523)	(79,960)
CMBX BB Series 18 Index		12/2057	Goldman Sachs & Co LLC	(5%)	Monthly		2,800,000	424,098	(405,738)	18,360
CMBX BB Series 18 Index		12/2057	Morgan Stanley Capital Services LLC	(5%)	Monthly		1,150,000	174,183	(164,544)	9,639
CMBX BB Series 18 Index		12/2057	Morgan Stanley Capital Services LLC	(5%)	Monthly		2,100,000	318,074	(294,680)	23,394
CMBX BBB- Series 18 Index		12/2057	Citigroup Global Markets Ltd	(3%)	Monthly		4,300,000	342,127	(311,710)	30,417
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly		3,300,000	262,563	(231,799)	30,764
CMBX AAA Series 16 Index		4/2065	Citigroup Global Markets Ltd	(0.5%)	Monthly		998	2	(8)	(6)
CMBX BBB- Series 18 Index		12/2057	JPMorgan Securities LLC	(3%)	Monthly		1,700,000	135,259	(136,820)	(1,561)
CMBX BBB- Series 16 Index		4/2065	Citigroup Global Markets Ltd	(3%)	Monthly		800,000	146,630	(134,776)	11,854
BMW Finance NV 0.75% 7/13/2026		6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	880,000	(27,453)	23,854	(3,599)
Generali 4.125% 5/4/2026		6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	410,000	(3,968)	909	(3,059)
Deutsche Bank AG 5.625% 5/19/2031		6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	410,000	2,278	(4,954)	(2,676)
Intesa Sanpaolo SpA 6.184% 2/20/2034		6/2031	JPMorgan Chase Bank NA	(1%)	Quarterly	EUR	760,000	(7,772)	1,263	(6,509)
UniCredit SpA 5.375% 4/16/2034		6/2031	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	410,000	(2,732)	(1,132)	(3,864)
Societe Generale SA 5.25% 9/6/2032		6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	615,000	(4,098)	(2,038)	(6,136)
Allianz SE 3.099% 7/6/2047		6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	290,000	(4,243)	3,392	(851)
Heidelberg Materials AG 3.75% 5/31/2032		6/2031	BNP Paribas SA	(5%)	Quarterly	EUR	480,000	(119,771)	115,423	(4,348)
CMBX BBB- Series 19 Index		12/2058	Goldman Sachs & Co LLC	(3%)	Monthly		600,000	40,970	(42,590)	(1,620)
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly		1,200,000	95,477	(90,597)	4,880
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly		2,350,000	186,976	(177,419)	9,557
CMBX BBB- Series 19 Index		12/2058	JPMorgan Securities LLC	(3%)	Monthly		2,000,000	136,566	(150,721)	(14,155)
CMBX BBB- Series 18 Index		12/2057	Citigroup Global Markets Ltd	(3%)	Monthly		4,800,000	381,909	(379,601)	2,308
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly		2,900,000	230,737	(255,579)	(24,842)
CMBX BBB- Series 19 Index		12/2058	Citigroup Global Markets Ltd	(3%)	Monthly		650,000	44,384	(59,516)	(15,132)
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly		2,400,000	190,955	(211,514)	(20,559)
Allianz SE 1.301% 9/25/2049		6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	3,050,000	(44,621)	24,417	(20,204)
Generali 3.875% 1/29/2029		6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	2,600,000	(25,161)	8,590	(16,571)
Deutsche Bank AG 4% 6/24/2032		6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	1,900,000	10,556	(26,928)	(16,372)
Societe Generale SA 5.25% 9/6/2032		6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	2,200,000	(14,661)	(4,830)	(19,491)
UniCredit SpA 4.175% 6/24/2037		6/2031	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	2,350,000	(15,661)	(6,190)	(21,851)
Aviva PLC 4.625% 8/28/2056		6/2031	Citibank NA	(1%)	Quarterly	EUR	1,600,000	(14,606)	2,641	(11,965)
BMW Finance NV 1% 5/22/2028		6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	4,550,000	(141,944)	120,504	(21,440)
Heidelberg Materials AG 3.75% 5/31/2032		6/2031	JPMorgan Chase Bank NA	(5%)	Quarterly	EUR	2,220,000	(553,940)	519,854	(34,086)
Intesa Sanpaolo SpA 6.184% 2/20/2034		6/2031	JPMorgan Chase Bank NA	(1%)	Quarterly	EUR	2,350,000	(24,031)	5,786	(18,245)
CMBX BBB- Series 18 Index		12/2057	Morgan Stanley Capital Services LLC	(3%)	Monthly		2,300,000	182,998	(169,111)	13,887

TOTAL BUY PROTECTION								5,528,001	(6,907,986)	(1,379,985)
Sell Protection
CMBX AAA Series 13 Index	NR	12/2072	Morgan Stanley Capital Services LLC	0.5%	Monthly		29,580,000	214,665	642,737	857,402
CMBX AAA Series 13 Index	NR	12/2072	Morgan Stanley Capital Services LLC	0.5%	Monthly		32,850,000	238,396	734,070	972,466
CMBX AAA Series 12 Index	NR	8/2061	JPMorgan Securities LLC	0.5%	Monthly		2,000,000	9,811	8,239	18,050
CMBX AAA Series 17 Index	NR	12/2056	Goldman Sachs & Co LLC	0.5%	Monthly		23,400,000	(209,610)	556,450	346,840
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly		1,300,000	(11,645)	30,892	19,247
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly		700,000	(6,270)	13,847	7,577
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly		11,200,000	(100,326)	184,558	84,232
CMBX AAA Series 17 Index	NR	12/2056	Morgan Stanley Capital Services LLC	0.5%	Monthly		500,000	(4,479)	7,782	3,303
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly		700,000	(6,270)	10,685	4,415
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly		6,350,000	(56,881)	96,935	40,054
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly		100,000	(896)	1,303	407
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly		22,300,000	(199,757)	338,782	139,025
CMBX AAA Series 17 Index	NR	12/2056	Goldman Sachs & Co LLC	0.5%	Monthly		6,600,000	(59,121)	158,161	99,040
CMBX AAA Series 17 Index	NR	12/2056	Goldman Sachs & Co LLC	0.5%	Monthly		3,000,000	(26,873)	89,350	62,477
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly		2,900,000	(25,977)	48,448	22,471
CMBX AAA Series 16 Index	NR	4/2065	Goldman Sachs & Co LLC	0.5%	Monthly		998	(2)	12	10
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly		8,200,000	(73,453)	137,092	63,639
CMBX BBB- Series 17 Index	NR	12/2056	JPMorgan Securities LLC	3%	Monthly		2,800,000	(393,846)	351,980	(41,866)
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly		50,000,000	(447,885)	666,295	218,410
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly		1,600,000	(14,332)	17,783	3,451
CMBX BB Series 17 Index	NR	12/2056	Goldman Sachs & Co LLC	5%	Monthly		2,500,000	(553,949)	487,026	(66,923)
CMBX BBB- Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	3%	Monthly		4,500,000	(632,967)	555,380	(77,587)
CMBX BBB Series 15 Index	NR	11/2064	Goldman Sachs & Co LLC	3%	Monthly		3,200,000	(458,172)	439,651	(18,521)
CMBX AAA Series 17 Index	NR	12/2056	Morgan Stanley Capital Services LLC	0.5%	Monthly		7,000,000	(62,704)	52,341	(10,363)
CMBX BBB- Series 16 Index	NR	4/2065	Citigroup Global Markets Ltd	3%	Monthly		1,500,000	(274,932)	225,715	(49,217)
CMBX AAA Series 17 Index	NR	12/2056	Morgan Stanley Capital Services LLC	0.5%	Monthly		1,500,000	(13,437)	11,347	(2,090)
CMBX BBB- Series 16 Index	NR	4/2065	Morgan Stanley Capital Services LLC	3%	Monthly		1,110,000	(203,449)	165,677	(37,772)
CMBX BB Series 15 Index	NR	11/2064	Morgan Stanley Capital Services LLC	5%	Monthly		3,000,000	(711,926)	691,642	(20,284)
CMBX BB Series 15 Index	NR	11/2064	Goldman Sachs & Co LLC	5%	Monthly		2,900,000	(688,195)	695,645	7,450
CMBX AS Series 16 Index	NR	4/2065	Goldman Sachs & Co LLC	1%	Monthly		10,000,000	111,035	(6)	111,029
CMBX BBB- Series 16 Index	NR	4/2065	Citigroup Global Markets Ltd	3%	Monthly		5,000,000	(916,439)	765,835	(150,604)
CMBX BBB- Series 16 Index	NR	4/2065	Morgan Stanley Capital Services LLC	3%	Monthly		1,500,000	(274,932)	230,930	(44,002)
CMBX AS Series 15 Index	NR	11/2064	Goldman Sachs & Co LLC	1%	Monthly		5,000,000	65,388	(11,633)	53,755
CMBX AS Series 16 Index	NR	4/2065	Goldman Sachs & Co LLC	1%	Monthly		5,000,000	55,518	(7,900)	47,618
CMBX AS Series 17 Index	NR	12/2056	Goldman Sachs & Co LLC	1%	Monthly		5,000,000	45,345	8,980	54,325
CMBX AS Series 17 Index	NR	12/2056	Goldman Sachs & Co LLC	1%	Monthly		7,000,000	63,483	(8,389)	55,094
CMBX BB Series 15 Index	NR	11/2064	Goldman Sachs & Co LLC	5%	Monthly		5,000,000	(1,186,543)	1,229,102	42,559
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly		25,000,000	(223,943)	258,009	34,066
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly		5,400,000	(48,372)	55,730	7,358
CMBX BB Series 17 Index	NR	12/2056	Goldman Sachs & Co LLC	5%	Monthly		6,000,000	(1,329,478)	1,179,236	(150,242)
CMBX AS Series 15 Index	NR	11/2064	Citigroup Global Markets Ltd	1%	Monthly		10,000,000	130,776	(45,941)	84,835
CMBX AS Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	1%	Monthly		12,000,000	108,828	17,849	126,677
CMBX AS Series 15 Index	NR	11/2064	Goldman Sachs & Co LLC	1%	Monthly		10,000,000	130,776	(48,372)	82,404
CMBX AAA Series 17 Index	NR	12/2056	JPMorgan Securities LLC	0.5%	Monthly		20,000,000	(179,154)	253,920	74,766
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly		3,300,000	(29,560)	49,191	19,631
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly		3,400,000	(30,456)	50,799	20,343
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly		7,900,000	(70,766)	111,142	40,376
CMBX BB Series 15 Index	NR	11/2064	Goldman Sachs & Co LLC	5%	Monthly		4,800,000	(1,139,081)	1,176,982	37,901
CMBX BB Series 17 Index	NR	12/2056	Goldman Sachs & Co LLC	5%	Monthly		700,000	(155,106)	146,994	(8,112)
CMBX AS Series 15 Index	NR	11/2064	Citigroup Global Markets Ltd	1%	Monthly		15,000,000	196,164	(175,237)	20,927
CMBX BB Series 15 Index	NR	11/2064	Morgan Stanley Capital Services LLC	5%	Monthly		5,100,000	(1,210,273)	1,218,471	8,198
CMBX BB Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	5%	Monthly		2,300,000	(509,633)	494,023	(15,610)
CMBX BB Series 17 Index	NR	12/2056	Morgan Stanley Capital Services LLC	5%	Monthly		1,900,000	(421,001)	404,884	(16,117)
CMBX BB Series 17 Index	NR	12/2056	Goldman Sachs & Co LLC	5%	Monthly		900,000	(199,422)	189,257	(10,165)
CMBX AAA Series 17 Index	NR	12/2056	Morgan Stanley Capital Services LLC	0.5%	Monthly		16,000,000	(143,323)	161,572	18,249
CMBX BB Series 15 Index	NR	11/2064	Morgan Stanley Capital Services LLC	5%	Monthly		2,000,000	(474,617)	469,599	(5,018)
CMBX AS Series 17 Index	NR	12/2056	Goldman Sachs & Co LLC	1%	Monthly		6,000,000	54,414	(48,530)	5,884
CMBX AS Series 17 Index	NR	12/2056	Goldman Sachs & Co LLC	1%	Monthly		5,000,000	45,345	(41,741)	3,604
CMBX AS Series 15 Index	NR	11/2064	Citigroup Global Markets Ltd	1%	Monthly		5,000,000	65,388	(60,180)	5,208
CMBX AAA Series 15 Index	NR	11/2064	Goldman Sachs & Co LLC	0.5%	Monthly		629,040	1,720	(831)	889
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly		7,400,000	(66,287)	68,064	1,777

TOTAL SELL PROTECTION								(12,308,688)	15,511,634	3,202,946
TOTAL CREDIT DEFAULT SWAPS								(6,780,687)	8,603,648	1,822,961

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.
(2)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.
(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.
Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
U.S. SOFR Index(4)	Annual	3%	Annual	LCH	6/2028	3,090,752,000	26,968,691	0	26,968,691
3.25%	Annual	U.S. SOFR Index(4)	Annual	LCH	6/2029	14,146,000	31,608	0	31,608
U.S. SOFR Index(4)	Annual	3.25%	Annual	LCH	6/2029	22,433,000	300,147	0	300,147
4%	Annual	U.S. SOFR Index(4)	Annual	LCH	6/2056	19,330,000	(338,884)	0	(338,884)
4%	Annual	U.S. SOFR Index(4)	Annual	LCH	6/2041	7,620,000	(34,149)	0	(34,149)
4%	Annual	U.S. SOFR Index(4)	Annual	LCH	6/2046	7,343,000	(176,079)	0	(176,079)
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	6/2038	109,000	2,653	0	2,653
3.75%	Annual	U.S. SOFR Index(4)	Annual	LCH	6/2036	215,006,000	(41,178)	0	(41,178)
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	6/2035	107,000	2,459	0	2,459
U.S. SOFR Index(4)	Annual	3.25%	Annual	LCH	6/2031	5,084,000	91,867	0	91,867
3%	Annual	U.S. SOFR Index(4)	Annual	LCH	6/2027	108,000	(382)	0	(382)
TOTAL INTEREST RATE SWAPS							26,806,753	0	26,806,753

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.
(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
(3)Notional amount is stated in U.S. Dollars unless otherwise noted.
(4)Represents floating rate.
Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
EGP	-	Egyptian Pound
EUR	-	European Monetary Unit (Euro)
GBP	-	British Pound Sterling
HUF	-	Hungarian Forint
JPY	-	Japanese Yen
KZT	-	Kazakhstan Tenge
NGN	-	Nigerian Naira
RON	-	Romanian Leu
TRY	-	New Turkish Lira
USD	-	United States Dollar

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $45,824,398.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $25,002,915.
(f)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $1,846,424.
(g)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $10,242,514.

(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(j)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(k)	Level 3 security.
(l)	Non-income producing - Security is in default.
(m)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $251,487 and $256,624, respectively.

(n)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,992,160,429 or 10.7% of net assets.

(o)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(p)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $312,801,012 or 0.3% of net assets.

(q)	Zero coupon bond which is issued at a discount.
(r)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(s)	Principal Only Strips represent the right to receive the monthly principal payments.
(t)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(u)	Non-income producing.
(v)	Security is perpetual in nature with no stated maturity date.
(w)	Security or a portion of the security is on loan at period end.
(x)	Affiliated fund.
(y)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(z)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(Aa)	The rate quoted is the annualized seven-day yield of the fund at period end.
(Ab)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,524,758,697	13,365,794,968	13,230,370,664	47,314,393	22,511	391	1,660,205,903	1,659,873,929	2.5%
Fidelity Securities Lending Cash Central Fund	-	1,993,236,191	1,987,388,604	67,479	(1,712)	-	5,845,875	5,845,290	0.0%
Total	1,524,758,697	15,359,031,159	15,217,759,268	47,381,872	20,799	391	1,666,051,778

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Advisor Floating Rate High Income Fund - Class Z	1,073,870,624	674,641,453	-	99,633,336	-	(16,114,883)	1,732,397,194	191,636,858
Fidelity Advisor New Markets Income Fund - Class Z	1,252,117,564	666,994,957	2,013,492,915	74,761,454	(2,784,854)	97,165,248	-	-
Fidelity Advisor Real Estate Income Fund - Class Z	1,390,043,301	504,411,435	1,947,378,929	79,411,435	84,956,475	(32,032,282)	-	-
Fidelity Investments Money Market Government Portfolio - Institutional Class	713,198,600	13,815,646,868	13,140,639,078	38,905,635	-	-	1,388,206,390	1,388,206,390
Fidelity SAI Enhanced Core Bond Fund	949,992,434	1,676,791,988	50,000,000	76,782,520	(194,930)	(5,038,744)	2,571,550,748	257,412,487
Fidelity SAI High Income Fund	303,057,509	510,854,026	-	35,847,111	-	20,841,762	834,753,297	87,135,000
Fidelity SAI Inflation-Protected Bond Index Fund	393,317,240	320,876,931	-	20,876,931	-	5,933,997	720,128,168	70,325,016
Fidelity SAI Intermediate Treasury Bond Index Fund	3,228,169,963	1,175,375,631	2,928,000,000	125,358,050	(37,617,080)	60,050,601	1,497,979,115	153,324,372
Fidelity SAI International Credit Fund	1,327,258,977	951,772,846	-	76,772,846	-	5,537,671	2,284,569,494	213,112,826
Fidelity SAI Long-Term Treasury Bond Index Fund	2,222,866,450	449,024,077	-	99,019,878	-	(10,462,123)	2,661,428,404	403,246,728
Fidelity SAI Municipal Income Fund	77,338,879	130,865,645	-	5,864,355	-	5,032,104	213,236,628	21,495,628
Fidelity SAI Real Estate Income Fund	-	2,122,378,929	-	-	-	8,264,988	2,130,643,917	213,491,374
Fidelity SAI Short-Term Bond Fund	500,517,008	177,379,597	-	27,379,896	-	(3,047,773)	674,848,832	69,643,842
Fidelity SAI Short-Term Treasury Bond Index Fund	231,217,323	285,494,754	375,000,000	10,417,385	1,201,676	(437,344)	142,476,409	14,247,641
Fidelity SAI Total Bond Fund	17,173,076,332	2,273,585,003	-	848,575,461	-	160,509,931	19,607,171,266	2,164,146,939
Fidelity SAI U.S. Treasury Bond Index Fund	5,412,977,406	1,003,216,603	75,000,000	203,260,287	(6,959,614)	8,801,679	6,343,036,074	724,090,876
Fidelity Sustainability Bond Index Fund	24,251,662	987,677	-	987,779	-	229,218	25,468,557	2,738,555
Fidelity U.S. Bond Index Fund	727,788,008	1,350,750,600	854,595,626	50,751,168	1,883,985	14,813,208	1,240,640,175	118,721,548
	37,001,059,280	28,091,049,020	21,384,106,548	1,874,605,527	40,485,658	320,047,258	44,068,534,668

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	4,296,627,705	-	4,296,551,894	75,811

Bank Loan Obligations
Communication Services	1,264,258	-	1,264,258	-
Consumer Discretionary	4,287,705	-	4,287,705	-
Consumer Staples	486,518	-	486,518	-
Energy	919,038	-	919,038	-
Financials	2,781,294	-	2,497,562	283,732
Health Care	1,803,603	-	1,693,610	109,993
Industrials	2,936,239	-	2,936,239	-
Information Technology	2,962,774	-	2,962,774	-
Materials	7,832,561	-	7,832,561	-
Utilities	270,811	-	270,811	-

Bank Notes
Financials	34,639,087	-	34,639,087	-

Collateralized Mortgage Obligations	1,952,796,312	-	1,952,796,257	55

Commercial Mortgage Securities	4,425,387,618	-	4,408,119,144	17,268,474

Common Stocks
Health Care	28,391	-	-	28,391

Convertible Preferred Stocks
Materials	5,838,603	-	5,838,603	-

Fixed-Income Funds	42,022,306,481	42,022,306,481	-	-

Foreign Government and Government Agency Obligations	1,368,458,761	-	1,368,458,761	-

Municipal Securities
Electric Utilities	1,081,684	-	1,081,684	-
General Obligations	224,920	-	224,920	-

Non-Convertible Corporate Bonds
Communication Services	935,217,669	-	935,217,669	-
Consumer Discretionary	479,323,877	-	479,323,877	-
Consumer Staples	355,104,211	-	355,104,211	-
Energy	1,331,412,073	-	1,331,412,073	-
Financials	4,853,799,568	-	4,853,799,568	-
Health Care	586,622,842	-	586,622,842	-
Industrials	662,720,641	-	662,720,641	-
Information Technology	648,943,513	-	648,943,513	-
Materials	281,828,537	-	281,828,537	-
Real Estate	868,587,642	-	868,463,556	124,086
Utilities	1,026,543,644	-	1,026,541,744	1,900

Preferred Securities
Consumer Discretionary	2,384,943	-	2,384,943	-
Consumer Staples	1,112,499	-	1,112,499	-
Energy	7,269,567	-	7,269,567	-
Financials	57,983,044	-	56,801,044	1,182,000
Industrials	537,434	-	537,434	-
Materials	19,813,857	-	19,813,857	-
Real Estate	5,347,411	-	5,347,411	-

U.S. Government Agency - Mortgage Securities	19,680,100,496	-	19,680,100,496	-

Short-Term Funds	674,848,832	674,848,832	-	-

U.S. Treasury Obligations	13,040,881,462	-	13,040,881,462	-

Money Market Funds	3,054,258,168	3,054,258,168	-	-

Purchased Swaptions	39,893,944	-	39,893,944	-
Total Investments in Securities:	102,747,470,237	45,751,413,481	56,976,982,314	19,074,442
Derivative Instruments:

Assets
Futures Contracts	7,086,145	7,086,145	-	-
Forward Foreign Currency Contracts	2,095,386	-	2,095,386	-
Swaps	35,920,201	-	35,920,201	-
Total Assets	45,101,732	7,086,145	38,015,587	-

Liabilities
Futures Contracts	(138,002)	(138,002)	-	-
Forward Foreign Currency Contracts	(51,512)	-	(51,512)	-
Swaps	(15,894,135)	-	(15,894,135)	-
Written Swaptions	(13,003,516)	-	(13,003,516)	-
Total Liabilities	(29,087,165)	(138,002)	(28,949,163)	-
Total Derivative Instruments:	16,014,567	6,948,143	9,066,424	-
Other Financial Instruments:

TBA Sale Commitments	(4,533,062,927)	-	(4,533,062,927)	-
Total Other Financial Instruments:	(4,533,062,927)	-	(4,533,062,927)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of May 31, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Credit Risk
Swaps (a)	8,522,776	(15,303,463)
Total Credit Risk	8,522,776	(15,303,463)
Foreign Exchange Risk
Forward Foreign Currency Contracts (b)	2,095,386	(51,512)
Total Foreign Exchange Risk	2,095,386	(51,512)
Interest Rate Risk
Futures Contracts (c)	7,086,145	(138,002)
Purchased Swaptions (d)	39,893,944	-
Swaps (e)	27,397,425	(590,672)
Written Swaptions (f)	-	(13,003,516)
Total Interest Rate Risk	74,377,514	(13,732,190)
Total Value of Derivatives	84,995,676	(29,087,165)

(a)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-item(s).
(b)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-item(s).
(c)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
(d)Gross value is included in the Statement of Assets and Liabilities in the investments in securities, at value line-item.
(e)For centrally cleared swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared swaps is included in receivable or payable for daily variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in Total accumulated earnings (loss).
(f)Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.
Financial Statements
Statement of Assets and Liabilities
As of May 31, 2026
Assets
Investment in securities, at value (including securities loaned of $5,737,585) - See accompanying schedule:
Unaffiliated issuers (cost $57,749,354,804)	$57,012,883,791
Fidelity Central Funds (cost $1,666,051,347)	1,666,051,778
Other affiliated issuers (cost $46,426,321,107)	44,068,534,668

Total Investment in Securities (cost $105,841,727,258)		$102,747,470,237
Segregated cash with brokers for derivative instruments		12,474,987
Segregated cash with brokers for mortgage/asset-backed securities		56,477
Cash		6,207,713
Foreign currency held at value (cost $3,864,277)		3,858,321
Receivable for investments sold		219,621,916
Receivable for premium on written options		14,624,402
Receivable for TBA sale commitments		4,498,770,617
Unrealized appreciation on forward foreign currency contracts		2,095,386
Receivable for fund shares sold		116,842,091
Dividends receivable		37,359
Interest receivable		353,813,585
Distributions receivable from Fidelity Central Funds		4,081,243
Receivable for variation margin on futures contracts		1,327,333
Bi-lateral OTC swaps, at value		8,522,776
Prepaid expenses		141,283
Other receivables		156,306
Total assets		107,990,102,032
Liabilities
Payable for investments purchased
Regular delivery	$924,999,410
Delayed delivery	8,905,996,327
TBA sale commitments, at value	4,533,062,927
Unrealized depreciation on forward foreign currency contracts	51,512
Payable for fund shares redeemed	44,076,428
Distributions payable	905,425
Bi-lateral OTC swaps, at value	15,303,463
Accrued management fee	3,653,190
Payable for daily variation margin on centrally cleared swaps	468,716
Written options, at value (premium receivable $14,624,402)	13,003,516
Other payables and accrued expenses	2,117,814
Collateral on securities loaned	5,845,875
Total liabilities		14,449,484,603
Net Assets		$93,540,617,429
Net Assets consist of:
Paid in capital		$99,725,089,975
Total accumulated earnings (loss)		(6,184,472,546)
Net Assets		$93,540,617,429
Net Asset Value, offering price and redemption price per share ($93,540,617,429 ÷ 10,180,164,881 shares)		$9.19
Statement of Operations
Year ended May 31, 2026
Investment Income
Dividends:
Unaffiliated issuers		$4,107,611
Affiliated issuers		1,859,834,924
Interest		1,995,788,943
Income from Fidelity Central Funds (including $67,479 from security lending)		47,381,872
Total income		3,907,113,350
Expenses
Management fee	$253,513,704
Custodian fees and expenses	520,097
Independent trustees' fees and expenses	354,888
Registration fees	3,125,747
Audit fees	82,070
Legal	72,709
Miscellaneous	1,015,606
Total expenses before reductions	258,684,821
Expense reductions	(217,430,276)
Total expenses after reductions		41,254,545
Net Investment income (loss)		3,865,858,805
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	92,089,245
Fidelity Central Funds	20,799
Other affiliated issuers	40,485,658
Forward foreign currency contracts	(2,771,818)
Foreign currency transactions	(237,840)
Futures contracts	(62,596,412)
Swaps	23,574,051
Written options	168,273
Capital gain distributions from underlying funds:
Affiliated issuers	14,770,603
Total net realized gain (loss)		105,502,559
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	438,723,618
Fidelity Central Funds	391
Other affiliated issuers	320,047,258
Forward foreign currency contracts	2,232,641
Assets and liabilities in foreign currencies	(114,753)
Futures contracts	10,835,076
Swaps	22,677,047
Written options	1,271,742
TBA sale commitments	(29,828,469)
Total change in net unrealized appreciation (depreciation)		765,844,551
Net gain (loss)		871,347,110
Net increase (decrease) in net assets resulting from operations		$4,737,205,915
Statement of Changes in Net Assets

	Year ended May 31, 2026	Year ended May 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,865,858,805	$3,069,715,159
Net realized gain (loss)	105,502,559	(468,310,024)
Change in net unrealized appreciation (depreciation)	765,844,551	1,422,666,395
Net increase (decrease) in net assets resulting from operations	4,737,205,915	4,024,071,530
Distributions to shareholders	(3,790,313,335)	(3,009,252,564)

Share transactions
Proceeds from sales of shares	36,911,185,289	28,164,158,990
Reinvestment of distributions	3,779,685,640	3,001,116,963
Cost of shares redeemed	(23,990,149,261)	(22,786,532,589)

Net increase (decrease) in net assets resulting from share transactions	16,700,721,668	8,378,743,364
Total increase (decrease) in net assets	17,647,614,248	9,393,562,330

Net Assets
Beginning of period	75,893,003,181	66,499,440,851
End of period	$93,540,617,429	$75,893,003,181

Other Information
Shares
Sold	3,999,422,211	3,085,248,744
Issued in reinvestment of distributions	408,677,978	328,550,937
Redeemed	(2,594,378,922)	(2,490,122,610)
Net increase (decrease)	1,813,721,267	923,677,071

Financial Highlights
Strategic Advisers® Fidelity® Core Income Fund

Years ended May 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$9.07	$8.93	$9.09	$9.60	$10.60
Income from Investment Operations
Net investment income (loss) A,B	.411	.401	.378	.322	.222
Net realized and unrealized gain (loss)	.112	.132	(.175)	(.519)	(.993)
Total from investment operations	.523	.533	.203	(.197)	(.771)
Distributions from net investment income	(.403)	(.393)	(.363)	(.313)	(.223)
Distributions from net realized gain	-	-	-	-	(.006)
Total distributions	(.403)	(.393)	(.363)	(.313)	(.229)
Net asset value, end of period	$9.19	$9.07	$8.93	$9.09	$9.60
Total Return C	5.83%	6.03%	2.30%	(2.02)%	(7.41)%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.30%	.30%	.30%	.30%	.30%
Expenses net of fee waivers, if any	.05%	.05%	.05%	.05%	.05%
Expenses net of all reductions, if any	.05%	.05%	.05%	.05%	.05%
Net investment income (loss)	4.45%	4.40%	4.23%	3.52%	2.14%
Supplemental Data
Net assets, end of period (000 omitted)	$93,540,617	$75,893,003	$66,499,441	$64,361,426	$47,891,014
Portfolio turnover rate F	167%	206%	207%	202%	201%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended May 31, 2026

1. Organization.
Strategic Advisers Fidelity Core Income Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to certain managed account clients of Strategic Advisers LLC (Strategic Advisers), an affiliate of Fidelity Management & Research Company LLC (FMR).
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of May 31, 2026, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the underlying mutual funds or ETFs, futures contracts, swaps, foreign currency transactions, market discount, partnerships, capital loss carryforwards, certain losses related to deflation adjustments on U.S. Treasury inflation-indexed securities and losses deferred due to wash sales and offsetting positions.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$810,159,008
Gross unrealized depreciation	(3,813,044,122)
Net unrealized appreciation (depreciation)	$(3,002,885,114)
Tax Cost	$105,713,828,720

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$55,366,009
Capital loss carryforward	$(3,226,596,945)
Net unrealized appreciation (depreciation) on securities and other investments	$(3,013,365,238)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(718,631,455)
Long-term	(2,507,965,490)
Total capital loss carryforward	$(3,226,596,945)

The tax character of distributions paid was as follows:

	May 31, 2026	May 31, 2025
Ordinary Income	$3,790,313,335	$ 3,009,252,564

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. A fund realizes a gain or loss on settlement, either through the acquisition of an offsetting TBA purchase commitment on or before the sale commitment date, or by delivery of the securities under the commitment.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.
3. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, forward foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, options and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. For OTC written options with upfront premiums received, a fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Strategic Advisers Fidelity Core Income Fund
Credit Risk
Swaps	(1,618,382)	3,014,835
Total Credit Risk	(1,618,382)	3,014,835
Foreign Exchange Risk
Forward Foreign Currency Contracts	(2,771,818)	2,232,641
Total Foreign Exchange Risk	(2,771,818)	2,232,641
Interest Rate Risk
Futures Contracts	(62,596,412)	10,835,076
Purchased Options	(19,457,859)	2,523,057
Written Options	168,273	1,271,742
Swaps	25,192,433	19,662,212
Total Interest Rate Risk	(56,693,565)	34,292,087
Totals	(61,083,765)	39,539,563

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily. Subsequent payments from or to a fund are made or as needed depending on the fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Strategic Advisers Fidelity Core Income Fund	106,852,833,089	95,439,077,632
5. Fees and Other Transactions with Affiliates.
Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month to the aggregate of the fee rates, payable monthly by the investment adviser, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .60% of the Fund's average net assets. For the reporting period, the total annual management fee rate was .29% of the Fund's average net assets.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Sub-Adviser. FIAM LLC (an affiliate of the investment adviser) served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid as described in the Management Fee note.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Strategic Advisers Fidelity Core Income Fund	$156,306

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Affiliated Exchanges In-Kind. During the period, the Fund redeemed shares of Fidelity New Markets Income Fund in exchange for investments and cash, if any, as noted in the following table. In addition, the Fund redeemed shares of Fidelity Real Estate Income Fund for investments and cash, if any, and exchanged them for shares of Fidelity SAI Real Estate Income Fund. The Fund had a net realized gain of $82,171,621 on the Fund's redemptions of Fidelity New Markets Income Fund and Fidelity Real Estate Income Fund, which is included in "Net Realized gain (loss): Other affiliated issuers" in the accompanying Statement of Operations. The Fund recognized a net gain on the exchanges for federal income tax purposes.

Fund Name	Value of Investments ($)	Net realized gain (loss)($)	Shares
Fidelity New Markets Income Fund	2,013,492,915	(2,784,854)	148,487,678
Fidelity Real Estate Income Fund	1,947,378,929	84,956,475	156,667,653
Fidelity SAI Real Estate Income Fund	1,947,378,929	-	195,913,373

Prior Fiscal Year Affiliated Exchanges In-Kind. During the prior period, the Fund redeemed shares of Fidelity Inflation-Protected Bond Index Fund, Fidelity Short-Term Treasury Bond Index Fund and Fidelity Intermediate Treasury Bond Index Fund, in exchange for investments and cash, if any, as noted in the table below. The Fund had a net realized gain of $110,469,109 on the Fund's redemptions of Fidelity Inflation-Protected Bond Index Fund, Fidelity Short-Term Treasury Bond Index Fund and Fidelity Intermediate Treasury Bond Index Fund, which is included in "Net Realized gain (loss)" in the accompanying Statement of Changes in Net Assets. The Fund recognized a net gain on the exchanges for federal income tax purposes.

Fund Name	Value of Investments ($)	Net realized gain (loss)($)	Shares redeemed
Fidelity Inflation-Protected Bond Index Fund	237,483,980	2,544,993	25,563,399
Fidelity Short-Term Treasury Bond Index Fund	130,000,683	7,987,613	12,488,058
Fidelity Intermediate Treasury Bond Index Fund	2,528,810,977	99,936,503	252,881,098
6. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Strategic Advisers Fidelity Core Income Fund	102,030
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

Total Security Lending Fees Paid to NFS ($)
Strategic Advisers Fidelity Core Income Fund	7,298
9. Expense Reductions.
The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2028. During the period, this waiver reduced the Fund's management fee by $217,380,889.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $49,387.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	Strategic Advisers Fidelity Core Income Fund
Fidelity SAI Intermediate Treasury Bond Index Fund	100%
Fidelity Advisor Floating Rate High Income Fund	12%
Fidelity SAI Real Estate Income Fund	100%
Fidelity SAI High Income Fund	29%
Fidelity SAI International Credit Fund	100%
Fidelity SAI Long-Term Treasury Bond Index Fund	20%
Fidelity SAI Short-Term Bond Fund	95%
Fidelity SAI Total Bond Fund	88%
Fidelity SAI U.S. Treasury Bond Index Fund	72%
Fidelity SAI Short-Term Treasury Bond Index Fund	28%
Fidelity SAI Enhanced Core Bond Fund	83%
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Rutland Square Trust II and Shareholders of Strategic Advisers Fidelity Core Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Strategic Advisers Fidelity Core Income Fund (one of the funds constituting Fidelity Rutland Square Trust II, referred to hereafter as the "Fund") as of May 31, 2026, the related statement of operations for the year ended May 31, 2026, the statement of changes in net assets for each of the two years in the period ended May 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2026 and the financial highlights for each of the five years in the period ended May 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2026 by correspondence with the custodian, issuers of privately offered securities, agent banks and brokers; when replies were not received from agent banks or brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
July 16, 2026
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 35.24% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $3,384,719,462 of distributions paid during the fiscal year ended 2026 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in the first quarter of 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Amended Sub-Advisory Agreements
Strategic Advisers Fidelity Core Income Fund
In December 2025, the Board of Trustees, including the Independent Trustees (together, the Board) voted to approve an amendment to the existing sub-advisory agreement among Strategic Advisers LLC (Strategic Advisers), FIAM LLC (FIAM), and Fidelity Rutland Square Trust II (Trust) on behalf of the fund to add a new investment mandate (Amended Agreement). The Board noted that no other material contract terms are impacted by the Amended Agreement. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.
In considering whether to approve the Amended Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Amended Agreement is in the best interests of the fund and its shareholders and does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. The Board's decision to approve the Amended Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.
Nature, Extent, and Quality of Services Provided.  The Board considered the backgrounds of the investment personnel that will provide services to the fund, the fund's investment objective, strategies and related investment philosophy, the current sub-adviser line-up, and the structure of the investment personnel compensation programs and whether such structure provides appropriate incentives to act in the best interests of the fund.
The Board noted its familiarity with the nature, extent and quality of services provided by FIAM to the fund with different investment mandates, and that many of the same support staff, including compliance personnel, that currently provide services to the fund will also provide services to the fund for the new FIAM mandate. The Board also took into consideration additional information regarding the investment mandate provided by Strategic Advisers and FIAM.
Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of FIAM's investment staff, use of technology, and approach to managing and compensating investment personnel. The Board noted that FIAM's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in its deliberations, the Board considered FIAM's trading capabilities and resources and compliance infrastructure, which are integral parts of the investment management process, and its investment in business continuity planning.
Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory services to be performed by FIAM under the Amended Agreement; and (ii) the resources to be devoted to the fund's compliance policies and procedures.
Investment Performance.  The Board considered the hypothetical performance of the investment mandate to be used by FIAM.
Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Amended Agreement should benefit or continue to benefit the fund's shareholders.
Competitiveness of Management Fee and Total Fund Expenses.  The Board considered the amount and nature of the fees to be paid by the fund to Strategic Advisers and by Strategic Advisers to FIAM, as well as the projected change in the fund's management fee and total operating expenses, if any, as a result of hiring FIAM for the new mandate.
The Board noted that the Amended Agreement will not result in changes to the maximum aggregate annual management fee payable by the fund or Strategic Advisers' portion of the management fee. The Board considered Strategic Advisers' contractual agreement to waive its portion of the fund's management fee.
The Board considered that, after allocating assets to FIAM under the new mandate, which will increase the fund's percentage of sub-advised assets, the fund's management fee is expected to increase slightly and the fund's total net expenses are expected to decrease slightly, but each is expected to continue to rank below the competitive peer group median reported in the June 2025 management contract renewal materials for the fund.
Based on its review, the Board concluded that the fund's management fee structure and any changes to projected total expenses bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.
Costs of the Services and Profitability.  Because the Amended Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund or Strategic Advisers' portion of the management fee, the Board did not consider the costs of services and profitability to be significant factors in its decision to approve each Amended Agreement.
Potential Fall-Out Benefits.  The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, as well as information regarding potential fall-out benefits accruing to each sub-adviser, if any, as a result of its relationship with the fund, during its annual renewal of the fund's management contract, sub-advisory agreements, and sub-subadvisory agreements. The Board considered Strategic Advisers' representation that it does not anticipate that the approval of the Amended Agreement will have a significant impact on the profitability of, or potential fall-out benefits to, Strategic Advisers or its affiliates.
Possible Economies of Scale.  The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's management contract, sub-advisory agreements, and sub-subadvisory agreements. The Board noted that the Amended Agreement (with respect to the new mandate) will provide for breakpoints that have the potential to reduce sub-advisory fees paid to the Sub-Adviser as assets allocated to the Sub-Adviser grow. The Board also noted that it did not consider the possible realization of economies of scale to be a significant factor in its decision to approve the Amended Agreement because the fund will not bear any additional expenses under the Amended Agreement.
Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the Amended Agreement's fee structure bears a reasonable relationship to the services to be rendered and that the Amended Agreement is in the best interests of the fund and its shareholders and should be approved. In addition, the Board concluded that the approval of the Amended Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Board Approval of Amended Sub-Advisory Agreement
Strategic Advisers Fidelity Core Income Fund
In March 2026, the Board of Trustees, including the Independent Trustees (together, the Board) voted to approve an amendment to the existing sub-advisory agreement among Strategic Advisers LLC (Strategic Advisers), FIAM LLC (FIAM or Sub-Adviser), and Fidelity Rutland Square Trust II (Trust) on behalf of the fund to add a new investment mandate (Amended Sub-Advisory Agreement).
In considering whether to approve the Amended Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Amended Sub-Advisory Agreement is in the best interests of the fund and its shareholders and does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. The Board's decision to approve the Amended Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.
Nature, Extent, and Quality of Services Provided.  The Board considered the backgrounds of the investment personnel that will provide services to the fund, the fund's investment objective, strategies and related investment philosophy, the current sub-adviser line-up, and the structure of the investment personnel compensation programs and whether such structure provides appropriate incentives to act in the best interests of the fund.
The Board also considered that it reviewed this information regarding the Sub-Adviser in connection with its annual renewal of the fund's management contract, sub-advisory agreements and sub-subadvisory agreements at its September 2025 meeting.
The Board noted its familiarity with the nature, extent and quality of services provided by FIAM to the fund with different investment mandates, and that many of the same support staff, including compliance personnel, that currently provide services to the fund will also provide services to the fund for the new FIAM mandate. The Board also took into consideration additional information regarding the investment mandate provided by Strategic Advisers and FIAM.
Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of FIAM's investment staff, use of technology, and approach to managing and compensating investment personnel. The Board noted that FIAM's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in its deliberations, the Board considered FIAM's trading capabilities and resources and compliance infrastructure, which are integral parts of the investment management process, and its investment in business continuity planning.
Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory services to be performed by FIAM under the Amended Sub-Advisory Agreement; and (ii) the resources to be devoted to the fund's compliance policies and procedures.
Investment Performance.  The Board considered the historical investment performance of FIAM and its portfolio managers in managing an account under a similar investment mandate.
Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Amended Sub-Advisory Agreement should benefit or continue to benefit the fund's shareholders.
Competitiveness of Management Fee and Total Fund Expenses.  The Board considered the amount and nature of the fees to be paid by the fund to Strategic Advisers and by Strategic Advisers to FIAM, as well as the projected change in the fund's management fee and total operating expenses, if any, as a result of hiring FIAM for the new mandate.
The Board noted that the Amended Sub-Advisory Agreement will not result in changes to the maximum aggregate annual management fee payable by the fund or Strategic Advisers' portion of the management fee. The Board considered Strategic Advisers' contractual agreement to waive its portion of the fund's management fee.
The Board considered that after allocating assets to FIAM under the new mandate, while the fund's total management fee is expected to increase, the fund's total net expenses are expected to decrease and each is expected to continue to rank below the competitive peer group median reported in the June 2025 management contract renewal materials for the fund. Based on its review, the Board concluded that the fund's management fee structure and any changes to projected total expenses bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.
Costs of the Services and Profitability.  Because the Amended Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund or Strategic Advisers' portion of the management fee, the Board did not consider the costs of services and profitability to be significant factors in its decision to approve the Amended Sub-Advisory Agreement.
Potential Fall-Out Benefits.  The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, as well as information regarding potential fall-out benefits accruing to each sub-adviser, if any, as a result of its relationship with the fund, during its annual renewal of the fund's management contract, sub-advisory agreements, and sub-subadvisory agreements. The Board considered Strategic Advisers' representation that it does not anticipate that the approval of the Amended Sub-Advisory Agreement will have a significant impact on the profitability of, or potential fall-out benefits to, Strategic Advisers or its affiliates.
Possible Economies of Scale.  The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's management contract, sub-advisory agreements, and sub-subadvisory agreements. The Board noted that with respect to the new mandate, the Amended Sub-Advisory Agreement will provide for breakpoints that have the potential to reduce sub-advisory fees paid to FIAM with respect to the new mandate as assets allocated to FIAM for the new mandate grow.
Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the Amended Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered and that the Amended Sub-Advisory Agreement is in the best interests of the fund and its shareholders and should be approved. In addition, the Board concluded that the approval of the Amended Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

1.9887939.107
COI-ANN-0726
Strategic Advisers® Municipal Bond Fund

Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public

Annual Report
May 31, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Strategic Advisers® Municipal Bond Fund
Schedule of Investments May 31, 2026
Showing Percentage of Net Assets
Commercial Mortgage Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-ML13 Class XCA, 0.9654% 7/25/2036 (g)(m)	9,143,045	374,154
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-ML16 Class AUS, 4.633% 7/25/2038 (g)	740,135	745,854
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-ML21 Class AUS, 4.6143% 8/25/2041 (g)	2,803,635	2,845,647
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-ML22 Class AUS, 4.5478% 10/25/2040 (g)	2,541,356	2,553,069
Frete Trust Series 2021-ML12 Class XUS, 1.3056% 7/25/2041 (g)(m)	3,257,402	279,311
TOTAL UNITED STATES		6,798,035
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $6,922,890)		6,798,035

Fixed-Income Funds - 29.7%
	Shares	Value ($)
Allspring Municipal Bond Fund - Class Admin	93,114,121	905,069,255
American High-Income Municipal Bond Fund Class F-2	10,225,029	157,363,193
BlackRock National Municipal Fund Investor A Shares	26,326,157	262,998,304
DWS Managed Municipal Bond Fund - Class S	38,145,336	305,544,141
DWS Strategic High Yield Tax-Free Fund - Class S	90,737	956,371
Eaton Vance National Municipal Income Fund Class I	27,260,332	248,886,834
Fidelity SAI Enhanced Municipal Income Fund (n)	33,954,504	343,959,124
Franklin Federal Tax Free Income Fund Class R6	61,626,710	666,184,734
iShares National Muni Bond ETF	3,150,979	337,690,419
Vanguard Long-Term Tax-Exempt Fund Admiral Shares	63,888,265	693,826,557
Vanguard Tax-Exempt Bond Index Fund ETF	6,766,393	340,755,552
TOTAL FIXED-INCOME FUNDS (Cost $4,205,297,783)		4,263,234,484

Municipal Securities - 66.0%
	Principal Amount (a)	Value ($)
Alabama - 2.8%
Education - 0.1%
Alabama St University Rev Series 2025, 5.5% 9/1/2045 (Assured Guaranty Inc Insured)	1,625,000	1,779,399
Auburn Univ Ala Gen Fee Rev Series 2025 B, 5% 6/1/2041	2,500,000	2,775,992
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.25% 10/1/2038	670,000	711,665
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.5% 10/1/2042	1,040,000	1,095,148
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2033	15,000	14,896
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2035	50,000	48,939
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2036	65,000	62,971
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2037	70,000	67,344
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2038	125,000	119,105
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2039	95,000	89,331
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2041	310,000	283,934
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2044	210,000	188,358
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2049	125,000	105,150
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2024 C, 5% 10/1/2056	1,200,000	1,142,605
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2024 C, 5.5% 10/1/2054	1,295,000	1,313,669
Jacksonville Public Educational Building Authority Series 2023 A, 5.25% 8/1/2053 (Assured Guaranty Inc Insured)	600,000	613,073
Jacksonville Public Educational Building Authority Series 2023 A, 5.5% 8/1/2058 (Assured Guaranty Inc Insured)	500,000	516,623
Jacksonville Public Educational Building Authority Series 2024 A, 5% 8/1/2056 (Build America Mutual Assurance Co Insured)	885,000	890,960
Montgomery Ala Edl Bldg Auth Higher Ed Rev Series 2016A, 5% 10/1/2043	300,000	283,271
University North AL Rev Series 2019 B, 5% 11/1/2038 (Build America Mutual Assurance Co Insured)	320,000	331,861
University South AL Univ Rev Series 2019 A, 5% 4/1/2049 (Build America Mutual Assurance Co Insured)	525,000	533,131
University South AL Univ Rev Series 2024 A, 5% 4/1/2041 (Build America Mutual Assurance Co Insured)	820,000	892,391
University South AL Univ Rev Series 2024 A, 5% 4/1/2042 (Build America Mutual Assurance Co Insured)	800,000	865,166
University South AL Univ Rev Series 2024 A, 5% 4/1/2043 (Build America Mutual Assurance Co Insured)	1,265,000	1,360,663
University South AL Univ Rev Series 2024 A, 5% 4/1/2044 (Build America Mutual Assurance Co Insured)	900,000	960,440
TOTAL EDUCATION		17,046,085
Electric Utilities - 0.0%
Lower Ala Gas Dist Gas Proj Rev Series 2016A, 5% 9/1/2046 (Goldman Sachs Group Inc/The Guaranteed)	2,670,000	2,772,138
General Obligations - 2.4%
Alabama St Corrections Instn Fin Auth Rev (Alabama St Proj.) 5.25% 7/1/2047	1,000,000	1,046,901
Black Belt Energy Gas Dist Ala Gas Supply Rev 4% tender 7/1/2052 (Liquidity Facility Royal Bank of Canada), (Royal Bank of Canada Guaranteed) (g)	3,570,000	3,602,583
Black Belt Energy Gas Dist Ala Gas Supply Rev Series 2021 A, 4% tender 6/1/2051 (Royal Bank of Canada Guaranteed) (g)	5,395,000	5,482,113
Black Belt Energy Gas Dist Ala Gas Supply Rev Series 2023B, 5.25% tender 12/1/2053 (Royal Bank of Canada Guaranteed) (g)	1,840,000	1,983,981
Black Belt Energy Gas District 5% 7/1/2033 (Goldman Sachs Group Inc/The Guaranteed)	3,290,000	3,467,357
Black Belt Energy Gas District 5% tender 12/1/2055 (BP PLC Guaranteed) (g)	16,565,000	17,689,497
Black Belt Energy Gas District 5% tender 3/1/2055 (BP PLC Guaranteed) (g)	4,125,000	4,396,748
Black Belt Energy Gas District 5.25% tender 2/1/2053 (Morgan Stanley Guaranteed) (g)	9,905,000	10,386,949
Black Belt Energy Gas District 5.5% tender 11/1/2053 (Goldman Sachs Group Inc/The Guaranteed) (g)	10,470,000	10,938,769
Black Belt Energy Gas District Series 2021 B, 4% tender 10/1/2052 (Goldman Sachs Group Inc/The Guaranteed) (g)	1,115,000	1,117,975
Black Belt Energy Gas District Series 2021 C 2, SIFMA Municipal Swap Index + 0.35%, 1.92% tender 10/1/2052 (Goldman Sachs Group Inc/The Guaranteed) (g)(k)	1,000,000	1,000,377
Black Belt Energy Gas District Series 2022 B 1, 4% tender 4/1/2053 (Goldman Sachs Group Inc/The Guaranteed) (g)	3,280,000	3,305,304
Black Belt Energy Gas District Series 2022 B 2, 2.22% tender 4/1/2053 (g)	5,285,000	5,260,965
Black Belt Energy Gas District Series 2022 E, 5% tender 5/1/2053 (Canadian Imperial Bank of Commerce/New York NY Guaranteed) (g)	3,645,000	3,766,360
Black Belt Energy Gas District Series 2023 D 1, 5.5% tender 6/1/2049 (Goldman Sachs Group Inc/The Guaranteed) (g)	13,230,000	13,879,221
Black Belt Energy Gas District Series 2023C, 5.5% tender 10/1/2054 (Goldman Sachs Group Inc/The Guaranteed) (g)	6,500,000	7,019,254
Black Belt Energy Gas District Series 2024 C, 5% tender 5/1/2055 (Pacific Life Insurance Co Guaranteed) (g)	2,000,000	2,114,492
Black Belt Energy Gas District Series 2025 A, 5.25% tender 5/1/2056 (National Western Life Insurance Co Guaranteed) (g)	3,380,000	3,433,400
Black Belt Energy Gas District Series 2025 B, 5% 10/1/2035 (Forethought Life Insurance Co Guaranteed)	2,500,000	2,537,534
Black Belt Energy Gas District Series 2025 D, 5% 8/1/2035 (Pacific Life Insurance Co Guaranteed)	1,750,000	1,859,295
Black Belt Energy Gas District Series 2025 D, 5% tender 12/1/2055 (Pacific Life Insurance Co Guaranteed) (g)	5,750,000	6,122,096
Black Belt Energy Gas District Series 2025 F, 5% 12/1/2035 (Pacific Life Insurance Co Guaranteed)	2,825,000	2,999,860
Black Belt Energy Gas District Series 2025G, 5% 10/1/2035 (Goldman Sachs Group Inc/The Guaranteed)	3,100,000	3,275,084
Black Belt Energy Gas District Series 2026 A, 5% 12/1/2034 (PNC Financial Services Group Inc/The Guaranteed)	28,455,000	30,049,106
Black Belt Energy Gas District Series 2026 I, 5% 10/1/2033 (Bank of Montreal/Chicago IL Guaranteed)	24,725,000	26,516,472
Black Belt Energy Gas District Series 2026B, 5% 12/1/2034 (Canadian Imperial Bank of Commerce/New York NY Guaranteed)	7,965,000	8,553,477
Black Belt Energy Gas District Series 2026F, 5% 6/1/2036 (National Grid North America Inc Guaranteed)	13,145,000	13,752,760
Energy Southeast Ala Coop Dist Energy Supply Rev Series 2023 A 1, 5.5% tender 11/1/2053 (Morgan Stanley Guaranteed) (g)	1,000,000	1,077,097
Energy Southeast Ala Coop Dist Energy Supply Rev Series 2023 B2, 4.632% tender 4/1/2054 (g)	3,000,000	3,083,119
Energy Southeast Ala Coop Dist Energy Supply Rev Series 2023B 1, 5.75% tender 4/1/2054 (Morgan Stanley Guaranteed) (g)	2,005,000	2,197,778
Energy Southeast Ala Coop Dist Energy Supply Rev Series 2024B, 5.25% tender 7/1/2054 (Morgan Stanley Guaranteed) (g)	8,500,000	9,066,368
Energy Southeast Ala Coop Dist Energy Supply Rev Series 2025A, 5% 11/1/2035 (Goldman Sachs Group Inc/The Guaranteed)	1,560,000	1,653,030
Energy Southeast Ala Coop Dist Energy Supply Rev Series 2025B, 5% 9/1/2033 (American National Insurance Co Guaranteed)	3,500,000	3,566,269
Lower Ala Gas Dist Gas Proj Rev Series 2016A, 5% 9/1/2034 (Goldman Sachs Group Inc/The Guaranteed)	545,000	573,246
Lower Ala Gas Dist Gas Proj Rev Series 2025 A, 5% 12/1/2033 (Equitable Financial Life Global Funding Guaranteed)	14,065,000	14,729,208
Southeast AL District Gas Supply Rev Series 2024A, 5% 4/1/2031 (Pacific Life Insurance Co Guaranteed)	1,500,000	1,581,182
Southeast AL District Gas Supply Rev Series 2024A, 5% 4/1/2032 (Pacific Life Insurance Co Guaranteed)	1,250,000	1,324,882
Southeast AL District Gas Supply Rev Series 2024A, 5% tender 8/1/2054 (Pacific Life Insurance Co Guaranteed) (g)	3,750,000	3,971,147
Southeast Energy Auth Commodity Supply Rev Ala 4% 6/1/2029 (Morgan Stanley Guaranteed)	75,000	75,909
Southeast Energy Auth Commodity Supply Rev Ala 4% 6/1/2030 (Morgan Stanley Guaranteed)	55,000	55,601
Southeast Energy Auth Commodity Supply Rev Ala 4% 6/1/2031 (Morgan Stanley Guaranteed)	50,000	50,461
Southeast Energy Auth Commodity Supply Rev Ala 4% tender 12/1/2051 (Morgan Stanley Guaranteed) (g)	9,855,000	9,965,138
Southeast Energy Auth Commodity Supply Rev Ala 5.5% tender 1/1/2053 (Morgan Stanley Guaranteed) (g)	1,415,000	1,504,192
Southeast Energy Auth Commodity Supply Rev Ala Series 2021 A, 4% tender 11/1/2051 (Goldman Sachs Group Inc/The Guaranteed) (g)	1,500,000	1,519,865
Southeast Energy Auth Commodity Supply Rev Ala Series 2022 B 1, 5% tender 5/1/2053 (Goldman Sachs Group Inc/The Guaranteed) (g)	1,500,000	1,549,461
Southeast Energy Auth Commodity Supply Rev Ala Series 2023 A, 5.25% tender 1/1/2054 (Sumitomo Mitsui Banking Corp/New York Guaranteed) (g)	4,835,000	5,078,322
Southeast Energy Auth Coop Dist Ala Commodity Supply Rev Series 2023 B, 5% tender 1/1/2054 (Liquidity Facility Royal Bank of Canada), (Royal Bank of Canada Guaranteed) (g)	2,060,000	2,182,014
Southeast Energy Authority A Cooperative District 5% tender 5/1/2055 (Royal Bank of Canada Guaranteed) (g)	5,770,000	6,164,481
Southeast Energy Authority A Cooperative District 5.25% tender 3/1/2055 (Athene Annuity and Life Co Guaranteed) (g)	13,405,000	13,907,218
Southeast Energy Authority A Cooperative District Series 2024C, 5% tender 10/1/2055 (Pacific Life Insurance Co Guaranteed) (g)	14,465,000	15,373,994
Southeast Energy Authority A Cooperative District Series 2025A, 5% tender 1/1/2056 (Athene Annuity and Life Co Guaranteed) (g)	1,750,000	1,788,435
Southeast Energy Authority A Cooperative District Series 2025D, 5% 9/1/2035 (New York Life Insurance Co Guaranteed)	8,065,000	8,754,413
Southeast Energy Authority A Cooperative District Series 2025E, 5% 10/1/2030 (JPMorgan Securities LLC Guaranteed)	28,895,000	30,941,251
TOTAL GENERAL OBLIGATIONS		337,292,011
Health Care - 0.0%
DCH Hlth Care Auth AL Hlth Care Fac Rev Series 2015, 5% 6/1/2033	165,000	165,161
Huntsville Redstone AL Sp Care 0% 1/1/2060 (i)	422,633	22,337
Huntsville Redstone AL Sp Care 6% 1/1/2060	1,705,000	1,465,237
Infirmary Hlth Sys Spl Care Series 2021 A, 3% 2/1/2046	2,270,000	1,773,462
TOTAL HEALTH CARE		3,426,197
Housing - 0.0%
Alabama Hsg Fin Auth Single Family Mtg Rev Series 2024B, 6% 4/1/2055	1,450,000	1,580,656
Industrial Development - 0.1%
Baldwin County Industrial Development Authority Series 2025A, 5% tender 6/1/2055 (c)(g)(h)	3,315,000	3,393,687
Hoover Industrial Development Board (U S Steel Corp Proj.) Series 2019, 5.75% 10/1/2049 (h)	1,655,000	1,697,176
Hoover Industrial Development Board Series 2020, 6.375% tender 11/1/2050 (g)(h)	195,000	215,545
Tuscaloosa Cnty Ala Indl Dev Auth Gulf Opportunity Zone Series 2019A, 5.25% 5/1/2044 (c)	7,858,944	7,968,676
TOTAL INDUSTRIAL DEVELOPMENT		13,275,084
Other - 0.1%
Baldwin County Industrial Development Authority Series 2026 A, 4.3% tender 3/1/2056 (c)(g)(h)	575,000	565,172
Mobile County Industrial Development Authority Series 2024 A, 5% 6/1/2054 (h)	3,175,000	3,095,216
Mobile County Industrial Development Authority Series 2024 B, 4.75% 12/1/2054 (h)	4,325,000	4,069,641
Southeast Energy Authority A Cooperative District 5% 11/1/2035 (Deutsche Bank AG Guaranteed)	1,505,000	1,570,350
TOTAL OTHER		9,300,379
Resource Recovery - 0.0%
Baldwin County Industrial Development Authority Series 2025 B, 4.625% tender 6/1/2055 (c)(g)(h)	345,000	348,438
Special Tax - 0.0%
Cooper Green Mercy Health Svcs Auth Rev Series 2022A, 5.25% 9/1/2042	550,000	593,666
Cooper Green Mercy Health Svcs Auth Rev Series 2022A, 5.25% 9/1/2052	2,620,000	2,681,672
Lauderdale Cnty Ala Agriculture Ctr Auth Spl Tax Rev Series 2024, 4.75% 7/1/2064	240,000	231,086
Lauderdale Cnty Ala Agriculture Ctr Auth Spl Tax Rev Series 2024, 5.25% 7/1/2064	235,000	240,143
Stadium Trace Vlg Impt Dist Dev Incentive Antic Bonds Series 2021, 3.625% 3/1/2036	270,000	248,577
TOTAL SPECIAL TAX		3,995,144
Transportation - 0.0%
Birmingham AL Arpt Auth Arpt Series 2020, 4% 7/1/2035 (Build America Mutual Assurance Co Insured)	60,000	61,368
Birmingham AL Arpt Auth Arpt Series 2020, 4% 7/1/2036 (Build America Mutual Assurance Co Insured)	225,000	229,341
Birmingham AL Arpt Auth Arpt Series 2020, 4% 7/1/2038 (Build America Mutual Assurance Co Insured)	335,000	339,423
TOTAL TRANSPORTATION		630,132
Water & Sewer - 0.1%
Jefferson Cnty AL Swr Rev 5.25% 10/1/2045	2,000,000	2,133,270
Jefferson Cnty AL Swr Rev 5.25% 10/1/2049	4,500,000	4,671,704
Jefferson Cnty AL Swr Rev 5.5% 10/1/2053	11,225,000	11,722,843
Prichard Ala Wtrwks & Swr Brdwtr & Swr Rev Series 2019, 4% 11/1/2049 (f)	200,000	126,000
TOTAL WATER & SEWER		18,653,817
TOTAL ALABAMA		408,320,081
Alaska - 0.1%
General Obligations - 0.0%
Alaska Municipal Bond Bank Authority Series 2017 A, 5.5% 10/1/2042	1,790,000	1,829,063
Alaska Municipal Bond Bank Authority Series 2023 TWO, 5.25% 12/1/2052 (h)	525,000	533,550
Anchorage AK Gen. Oblig. Series B, 5% 9/1/2026	1,250,000	1,251,213
TOTAL GENERAL OBLIGATIONS		3,613,826
Health Care - 0.0%
Alaska Indl Dev & Expt Auth Rev Series 2014, 5% 4/1/2032	500,000	501,176
Alaska Indl Dev & Expt Auth Rev Series 2019 A, 4% 10/1/2049	700,000	623,069
TOTAL HEALTH CARE		1,124,245
Housing - 0.0%
Alaska Hsg Fin Corp Mtg Rev Series 2022A, 3% 6/1/2051	375,000	369,233
Alaska St Hsg Fin Corp (AK Hfc Cap Proj Bonds II 10/1/12 Proj.) Series 2021 A, 4% 12/1/2029	690,000	721,014
Alaska St Hsg Fin Corp (AK Hfc Cap Proj Bonds II 10/1/12 Proj.) Series 2021 A, 4% 6/1/2026	425,000	425,000
Alaska St Hsg Fin Corp (AK Hfc Cap Proj Bonds II 10/1/12 Proj.) Series 2021 A, 4% 6/1/2030	70,000	73,527
Alaska St Hsg Fin Corp (AK Hfc Cap Proj Bonds II 10/1/12 Proj.) Series 2021 A, 5% 12/1/2027	65,000	67,143
Alaska St Hsg Fin Corp (AK Hfc Cap Proj Bonds II 10/1/12 Proj.) Series 2021 A, 5% 12/1/2028	965,000	1,017,420
Alaska St Hsg Fin Corp (AK Hfc Cap Proj Bonds II 10/1/12 Proj.) Series 2021 A, 5% 6/1/2027	50,000	51,098
Alaska St Hsg Fin Corp (AK Hfc Cap Proj Bonds II 10/1/12 Proj.) Series 2021 A, 5% 6/1/2028	85,000	88,738
Alaska St Hsg Fin Corp (AK Hfc Cap Proj Bonds II 10/1/12 Proj.) Series 2021 A, 5% 6/1/2029	725,000	771,657
TOTAL HOUSING		3,584,830
Other - 0.0%
Alaska Municipal Bond Bank Authority Series 2023 TWO, 5.25% 12/1/2047 (h)	420,000	433,069
Special Tax - 0.0%
Alaska St Hsg Fin Corp Series 2019B, 5% 12/1/2037	480,000	504,127
Alaska St Hsg Fin Corp Series 2019B, 5% 12/1/2038	365,000	382,570
Alaska St Hsg Fin Corp Series 2019B, 5% 12/1/2039	240,000	250,988
TOTAL SPECIAL TAX		1,137,685
Tobacco Bonds - 0.0%
Northern Tobacco Securitization AK Series 2021A CL1, 4% 6/1/2034	240,000	246,495
Northern Tobacco Securitization AK Series 2021A CL1, 4% 6/1/2035	600,000	613,318
Northern Tobacco Securitization AK Series 2021A CL1, 4% 6/1/2037	685,000	693,017
Northern Tobacco Securitization AK Series 2021A CL1, 4% 6/1/2040	325,000	324,212
Northern Tobacco Securitization AK Series 2021A CL1, 4% 6/1/2050	905,000	768,869
TOTAL TOBACCO BONDS		2,645,911
Transportation - 0.1%
Alaska Airport Series 2021 C, 5% 10/1/2027 (h)	500,000	513,108
Alaska Railroad Corp Series 2025, 6% 10/1/2050 (Assured Guaranty Inc Insured) (h)	1,625,000	1,766,948
Municipality of Anchorage AK Series 2020 A, 5% 12/1/2050 (h)	1,375,000	1,387,934
TOTAL TRANSPORTATION		3,667,990
TOTAL ALASKA		16,207,556
Arizona - 1.2%
Education - 0.4%
Arizona Brd Regents Ctfs Partn (University AZ Univ Revs Proj.) Series 2018B, 5% 6/1/2030	80,000	83,580
Arizona Indl Dev Auth Ed Rev 4.5% 7/1/2054	690,000	569,523
Arizona Indl Dev Auth Ed Rev 5.25% 7/1/2043 (c)	35,000	35,241
Arizona Indl Dev Auth Ed Rev 5.25% 7/1/2053 (c)	120,000	111,292
Arizona Indl Dev Auth Ed Rev 5.375% 7/1/2053 (c)	120,000	115,232
Arizona Indl Dev Auth Ed Rev 5.5% 7/1/2058 (c)	270,000	256,751
Arizona Indl Dev Auth Ed Rev 5.5% 7/1/2058 (c)	105,000	101,769
Arizona Indl Dev Auth Ed Rev 6.875% 2/1/2065 (c)	2,000,000	2,007,429
Arizona Indl Dev Auth Ed Rev Series 2017 A, 5.125% 7/1/2037 (c)	210,000	210,048
Arizona Indl Dev Auth Ed Rev Series 2017 A, 5.25% 7/1/2047 (c)	160,000	156,938
Arizona Indl Dev Auth Ed Rev Series 2017 D, 5% 7/1/2037 (c)	145,000	145,377
Arizona Indl Dev Auth Ed Rev Series 2017 D, 5% 7/1/2047 (c)	235,000	223,176
Arizona Indl Dev Auth Ed Rev Series 2017 D, 5% 7/1/2051 (c)	810,000	749,171
Arizona Indl Dev Auth Ed Rev Series 2017 F, 5% 7/1/2037	210,000	212,256
Arizona Indl Dev Auth Ed Rev Series 2017 F, 5% 7/1/2047	865,000	866,814
Arizona Indl Dev Auth Ed Rev Series 2017 F, 5% 7/1/2052	635,000	631,476
Arizona Indl Dev Auth Ed Rev Series 2017 G, 5% 7/1/2037 (c)	35,000	35,091
Arizona Indl Dev Auth Ed Rev Series 2017 G, 5% 7/1/2047 (c)	35,000	33,238
Arizona Indl Dev Auth Ed Rev Series 2017 G, 5% 7/1/2051 (c)	65,000	60,119
Arizona Indl Dev Auth Ed Rev Series 2017, 6% 7/1/2047 (c)	325,000	328,284
Arizona Indl Dev Auth Ed Rev Series 2017A, 5% 7/1/2047	315,000	310,741
Arizona Indl Dev Auth Ed Rev Series 2017A, 5.25% 7/1/2037 (c)(f)	420,000	421,445
Arizona Indl Dev Auth Ed Rev Series 2017A, 5.5% 7/1/2052 (c)	1,550,000	1,467,286
Arizona Indl Dev Auth Ed Rev Series 2017B, 5% 3/1/2037 (c)	250,000	250,268
Arizona Indl Dev Auth Ed Rev Series 2017B, 5% 3/1/2042 (c)	250,000	245,079
Arizona Indl Dev Auth Ed Rev Series 2018A, 5% 7/1/2048	435,000	425,629
Arizona Indl Dev Auth Ed Rev Series 2018A, 5% 7/1/2052	260,000	248,037
Arizona Indl Dev Auth Ed Rev Series 2019 A, 5% 7/15/2039	185,000	185,385
Arizona Indl Dev Auth Ed Rev Series 2019 A, 5% 7/15/2049	500,000	457,960
Arizona Indl Dev Auth Ed Rev Series 2019, 5% 7/1/2049 (c)(f)	610,000	549,017
Arizona Indl Dev Auth Ed Rev Series 2020A, 4% 7/15/2040 (c)	130,000	122,404
Arizona Indl Dev Auth Ed Rev Series 2020A, 4% 7/15/2050 (c)	225,000	185,615
Arizona Indl Dev Auth Ed Rev Series 2021 A, 3% 7/1/2046	300,000	227,492
Arizona Indl Dev Auth Ed Rev Series 2021 A, 3% 7/1/2052	350,000	240,412
Arizona Indl Dev Auth Ed Rev Series 2021A, 4% 7/1/2051	250,000	204,459
Arizona Indl Dev Auth Ed Rev Series 2022 A, 5% 7/1/2047	575,000	576,551
Arizona Indl Dev Auth Ed Rev Series 2022 A, 5% 7/1/2057	330,000	321,410
Arizona Indl Dev Auth Ed Rev Series 2025 A, 5% 7/1/2050	1,045,000	1,015,306
Arizona Indl Dev Auth Natl Charter Sch Revolving Ln Fd Rev Series 2019 A, 4% 11/1/2049	250,000	226,103
Arizona Indl Dev Auth Natl Charter Sch Revolving Ln Fd Rev Series 2020A, 4% 11/1/2036	230,000	232,721
Arizona Indl Dev Auth Natl Charter Sch Revolving Ln Fd Rev Series 2020A, 4% 11/1/2038	125,000	125,795
Arizona Indl Dev Auth Natl Charter Sch Revolving Ln Fd Rev Series 2020A, 4% 11/1/2039	160,000	160,559
Arizona Indl Dev Auth Natl Charter Sch Revolving Ln Fd Rev Series 2020A, 4% 11/1/2040	170,000	170,152
Arizona Indl Dev Auth Natl Charter Sch Revolving Ln Fd Rev Series 2020A, 4% 11/1/2045	425,000	404,865
Arizona Indl Dev Auth Natl Charter Sch Revolving Ln Fd Rev Series 2021 A, 4% 11/1/2038	2,000,000	2,015,331
Arizona Indl Dev Auth Natl Charter Sch Revolving Ln Fd Rev Series 2021 A, 4% 11/1/2051	790,000	702,627
Arizona Indl Dev Auth Natl Charter Sch Revolving Ln Fd Rev Series 2022A, 4.25% 11/1/2052	740,000	680,632
Arizona Indl Dev Auth Natl Charter Sch Revolving Ln Fd Rev Series 2023A, 5.25% 11/1/2053	4,150,000	4,233,237
Arizona Indl Dev Auth Natl Charter Sch Revolving Ln Fd Rev Series 2024 A, 5% 11/1/2054	680,000	685,002
Arizona Indl Dev Auth Natl Charter Sch Revolving Ln Fd Rev Series 2026A, 5.5% 11/1/2056	2,375,000	2,487,034
Arizona St Univ Revs 4% 7/1/2053	2,790,000	2,510,910
Arizona St Univ Revs Series 2021 C, 5% 7/1/2032	70,000	77,129
Arizona St Univ Revs Series 2021 C, 5% 7/1/2034	70,000	76,493
Arizona St Univ Revs Series 2021 C, 5% 7/1/2035	55,000	59,908
Arizona St Univ Revs Series 2021 C, 5% 7/1/2037	825,000	891,454
Arizona St Univ Revs Series 2021 C, 5% 7/1/2038	1,325,000	1,426,997
Arizona St Univ Revs Series 2023A, 5.5% 7/1/2048	1,000,000	1,069,418
Glendale Ariz Indl Dev Auth Rev (Midwestern University Arizona Proj.) Series 2019 A, 3% 7/1/2035 (h)	135,000	128,103
Glendale Ariz Indl Dev Auth Rev (Midwestern University Arizona Proj.) Series 2021 A, 2.125% 7/1/2033 (h)	270,000	228,467
LA Paz Cnty Ariz Indl Dev Auth Ed Fac Lease Rev Series 2018 A, 5% 2/15/2038	140,000	141,631
Maricopa Cnty AZ Ind Dev Au Ed Series 2017 C, 5% 7/1/2037	70,000	70,715
Maricopa Cnty AZ Ind Dev Au Ed Series 2017 C, 5% 7/1/2048	145,000	145,093
Maricopa Cnty AZ Ind Dev Au Ed Series 2017A, 5% 7/1/2052	240,000	236,611
Maricopa Cnty AZ Ind Dev Au Ed Series 2019 A, 5% 7/1/2039	170,000	174,338
Maricopa Cnty AZ Ind Dev Au Ed Series 2019 A, 5% 7/1/2049	315,000	314,312
Maricopa Cnty AZ Ind Dev Au Ed Series 2019 A, 5% 7/1/2054	145,000	141,536
Maricopa Cnty AZ Ind Dev Au Ed Series 2019 B, 5% 7/1/2039 (c)	180,000	182,097
Maricopa Cnty AZ Ind Dev Au Ed Series 2019 B, 5% 7/1/2049 (c)	95,000	89,469
Maricopa Cnty AZ Ind Dev Au Ed Series 2019 B, 5% 7/1/2054 (c)	435,000	401,618
Maricopa Cnty AZ Ind Dev Au Ed Series 2025A, 5.25% 7/1/2045	2,750,000	2,766,983
Phoenix Ariz Indl Dev Auth Ed Rev Series 2015, 5% 7/1/2035 (c)	175,000	175,074
Phoenix Ariz Indl Dev Auth Ed Rev Series 2015, 5% 7/1/2045 (c)	195,000	189,295
Phoenix Ariz Indl Dev Auth Ed Rev Series 2015A, 5% 7/1/2035 (c)	100,000	100,018
Phoenix Ariz Indl Dev Auth Ed Rev Series 2015A, 5% 7/1/2045 (c)	120,000	116,475
Phoenix Ariz Indl Dev Auth Ed Rev Series 2016 A, 5% 7/1/2035 (c)	25,000	25,005
Phoenix Ariz Indl Dev Auth Ed Rev Series 2016 A, 5% 7/1/2036	145,000	145,277
Phoenix Ariz Indl Dev Auth Ed Rev Series 2016 A, 5% 7/1/2041	115,000	115,022
Phoenix Ariz Indl Dev Auth Ed Rev Series 2016 A, 5% 7/1/2046	505,000	504,965
Phoenix Ariz Indl Dev Auth Ed Rev Series 2016 A, 5% 7/1/2046 (c)	370,000	355,685
Phoenix Ariz Indl Dev Auth Ed Rev Series 2016 A, 5% 7/1/2046 (c)	130,000	124,197
Phoenix AZ Indl Dev Auth Student Hsg Rev (Downtown Phoenix Stud Hsg II LLC Proj.) 5% 7/1/2044	225,000	225,185
Phoenix AZ Indl Dev Auth Student Hsg Rev (Downtown Phoenix Stud Hsg II LLC Proj.) 5% 7/1/2049	665,000	643,308
Phoenix AZ Indl Dev Auth Student Hsg Rev (Downtown Phoenix Stud Hsg II LLC Proj.) 5% 7/1/2054	585,000	553,627
Phoenix AZ Indl Dev Auth Student Hsg Rev (Downtown Phoenix Stud Hsg II LLC Proj.) 5% 7/1/2059	475,000	443,830
Phoenix AZ Indl Dev Auth Student Hsg Rev (Downtown Phoenix Student Housing LLC Proj.) 5% 7/1/2037	105,000	105,979
Phoenix AZ Indl Dev Auth Student Hsg Rev (Downtown Phoenix Student Housing LLC Proj.) 5% 7/1/2042	1,125,000	1,124,727
Pima Cnty AZ Indl Dev Auth E Series 2015, 5.625% 6/15/2045 (c)	300,000	299,992
Pima Cnty AZ Indl Dev Auth E Series 2021, 4% 6/15/2041 (c)	50,000	43,317
Pima Cnty AZ Indl Dev Auth E Series 2021, 4% 6/15/2051 (c)	75,000	56,908
Pima Cnty AZ Indl Dev Auth E Series 2021, 4% 6/15/2057 (c)	65,000	47,584
Pima Cnty AZ Indl Dev Auth E Series 2022, 4% 6/15/2041 (c)	510,000	442,795
Pima Cnty AZ Indl Dev Auth E Series 2022, 4% 6/15/2051 (c)	2,150,000	1,635,991
Pima Cnty AZ Indl Dev Auth E Series 2022, 4% 6/15/2057 (c)	335,000	244,490
Sierra Vista Ariz Indl Dev Auth Ed Fac Rev 5% 6/15/2059 (c)	455,000	388,193
Sierra Vista Ariz Indl Dev Auth Ed Fac Rev Series 2023, 5.5% 6/15/2047 (c)	1,500,000	1,460,049
Sierra Vista Ariz Indl Dev Auth Ed Fac Rev Series 2024, 5% 6/15/2054 (c)	1,750,000	1,523,826
Sierra Vista Ariz Indl Dev Auth Ed Fac Rev Series 2025, 6.25% 6/15/2050	1,100,000	1,112,424
TOTAL EDUCATION		49,847,879
Electric Utilities - 0.1%
Maricopa Cnty AZ Pollution Ctl (El Paso Electric Co Proj.) Series 2012 A, 4.5% 8/1/2042	455,000	455,047
Maricopa Cnty AZ Pollution Ctl (El Paso Electric Co Proj.) Series B, 3.6% 4/1/2040	350,000	329,179
Salt River Proj AZ Agric & Pwr 5.25% 1/1/2055	6,220,000	6,602,778
Salt River Proj AZ Agric & Pwr Series 2023B, 5.25% 1/1/2053	2,730,000	2,875,451
Salt River Proj AZ Agric & Pwr Series 2025 A, 5% 1/1/2045	1,000,000	1,083,978
TOTAL ELECTRIC UTILITIES		11,346,433
Escrowed/Pre-Refunded - 0.0%
Arizona Health Facs Auth Rev SPMUV7DM INDEX x 0.81%, 3.31% tender 1/1/2037 (g)(k)	475,000	475,000
General Obligations - 0.0%
Industrial Development Authority of the City of Phoenix Arizona/The (Guam Govt Proj.) Series 2014, 5.375% 2/1/2041	1,740,000	1,643,995
Industrial Development Authority of the City of Phoenix Arizona/The Series 2014, 5.125% 2/1/2034 (Guam Govt Guaranteed)	1,215,000	1,181,689
Maricopa Cnty AZ Uni Sch Dist No 60 Ctfs Partn Higley 4.25% 6/1/2047 (Assured Guaranty Inc Insured)	175,000	171,792
Maricopa Cnty AZ Uni Sch Dist No 60 Ctfs Partn Higley 5% 6/1/2053 (Assured Guaranty Inc Insured)	1,185,000	1,204,611
Maricopa County Special Health Care District Gen. Oblig. 5% 7/1/2036	150,000	155,407
Navajo Nation Series 2015 A 144A, 5.5% 12/1/2030 (c)	1,260,000	1,261,409
Queen Creek AZ Cops Series 2026, 5.5% 10/1/2065	4,395,000	4,679,092
Salt Verde Finl Corp Gas Rev AZ 5% 12/1/2037 (Citigroup Inc Guaranteed)	2,055,000	2,166,575
Salt Verde Finl Corp Gas Rev AZ 5.25% 12/1/2028 (Citigroup Inc Guaranteed)	2,890,000	3,011,671
Salt Verde Finl Corp Gas Rev AZ 5.5% 12/1/2029 (Citigroup Inc Guaranteed)	1,080,000	1,148,491
Scottsdale AZ Uni Sch Dist #48 5% 7/1/2031	45,000	46,124
TOTAL GENERAL OBLIGATIONS		16,670,856
Health Care - 0.3%
Arizona Health Facs Auth Rev (Banner Health System Proj.) Series 2015 C, 2.85% 1/1/2046 VRDN (g)	1,300,000	1,300,000
Arizona Health Facs Auth Rev (Banner Health System Proj.) SPMUV7DM INDEX + 0.81%, 3.31% tender 1/1/2037 (g)(k)	500,000	500,031
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 4% 2/1/2038	85,000	84,498
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 4% 2/1/2050	965,000	845,605
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 5% 2/1/2029	990,000	1,045,747
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) Series 2019 A, 2.8% 2/1/2048, LOC TD Bank NA VRDN (g)	1,710,000	1,710,000
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 4% 9/1/2037	25,000	25,185
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 4% 9/1/2038	25,000	25,162
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 4% 9/1/2039	20,000	20,086
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 4% 9/1/2040	25,000	24,735
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 4% 9/1/2046	1,000,000	904,483
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 5% 9/1/2031	10,000	10,681
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 5% 9/1/2032	15,000	15,973
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 5% 9/1/2033	25,000	26,535
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 5% 9/1/2034	20,000	21,177
Glendale Ariz Indl Dev Auth Rev (Humangood National Obligated Grp Proj.) Series 2018 A, 5% 7/1/2038	45,000	45,123
Glendale Ariz Indl Dev Auth Rev (Humangood National Obligated Grp Proj.) Series 2018 A, 5% 7/1/2048	50,000	46,385
Glendale Ariz Indl Dev Auth Sr Living Facs Rev (Royal Oaks Senior Living Cmnty Proj.) 5% 5/15/2056	350,000	303,152
Glendale Ariz Indl Dev Auth Sr Living Facs Rev (Sun Health Corporation Proj.) Series 2019 A, 5% 11/15/2042	770,000	772,237
Glendale Ariz Indl Dev Auth Sr Living Facs Rev (Sun Health Corporation Proj.) Series 2019 A, 5% 11/15/2048	850,000	850,216
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2021 A, 4% 9/1/2051	705,000	609,893
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) 5% 1/1/2031 (j)	2,205,000	2,367,690
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) 5% 1/1/2034 (j)	1,995,000	2,204,256
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2016 A, 5% 1/1/2038	640,000	648,446
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2017 D, 3% 1/1/2048	2,605,000	1,982,209
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2019 E, 3% 1/1/2049	1,545,000	1,156,028
Phoenix Ariz Indl Dev Auth Health Care Facs Rev (Mayo Clinic Proj.) Series 2014 A, 2.5% 11/15/2052 VRDN (g)	9,850,000	9,850,000
Tempe AZ Indl Dev Auth Rev (Friendship Village of Tempe,Az Proj.) Series 2021A, 4% 12/1/2046	350,000	301,169
Tempe AZ Indl Dev Auth Rev (Friendship Village of Tempe,Az Proj.) Series 2025A, 5.625% 12/1/2055	995,000	1,021,335
Tempe AZ Indl Dev Auth Rev (Mirabella at ASU Inc Proj.) Series 2017A, 6.125% 10/1/2052 (c)	435,000	336,225
Tempe AZ Indl Dev Auth Rev (Tempe Life Care Village Inc Proj.) Series 2019, 5% 12/1/2050	325,000	303,229
Tempe AZ Indl Dev Auth Rev (Tempe Life Care Village Inc Proj.) Series 2019, 5% 12/1/2054	365,000	335,757
Tempe AZ Indl Dev Auth Rev Series 2025A, 5.625% 12/1/2060	1,650,000	1,680,445
TOTAL HEALTH CARE		31,373,693
Housing - 0.0%
Arizona Indl Dev Auth Student Hsg Rev Series 2019A, 5% 6/1/2054 (Build America Mutual Assurance Co Insured)	365,000	368,835
Maricopa Cnty & Phoenix AZ Indl Dev Auths Mtg Rev Series 2024B, 6% 3/1/2055	1,160,000	1,268,837
TOTAL HOUSING		1,637,672
Industrial Development - 0.2%
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) 5% tender 9/1/2052 (g)(h)	9,765,000	9,885,088
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) Series 2005, 3.8% tender 12/1/2035 (g)	2,750,000	2,778,706
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) Series 2007, 4.1% tender 12/1/2037 (g)(h)	1,600,000	1,619,231
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) Series FIRST 2022 1, 5% tender 9/1/2042 (g)(h)	1,000,000	1,012,110
Chandler AZ Indl Deve Auth Idr Series 2019, 4% tender 6/1/2049 (g)(h)	6,650,000	6,753,031
Maricopa Cnty AZ Pollution Ctl Series 2010 B, 0.875% tender 6/1/2043 (g)	165,000	163,765
Phoenix Ariz Indl Dev Auth Hotel Rev Series 2022 A 1, 4% 12/1/2041 (c)	510,000	343,556
Phoenix Ariz Indl Dev Auth Hotel Rev Series 2022 A 1, 4% 12/1/2051 (c)	1,695,000	1,005,582
Phoenix Ariz Indl Dev Auth Hotel Rev Series 2022 A 1, 4.15% 12/1/2057 (c)	635,000	369,904
Phoenix Ariz Indl Dev Auth Hotel Rev Series 2022 B, 5.75% 12/15/2057 (c)	745,000	511,783
Pinal County Industrial Development Authority Series 2021 A, 5.5% 10/1/2033 (c)(h)(i)	400,000	414,391
TOTAL INDUSTRIAL DEVELOPMENT		24,857,147
Other - 0.0%
Arizona Industrial Development Authority Series 2025, 6.75% 12/1/2055 (c)(h)	1,635,000	1,679,236
Estrella Mtn Ranch Cmnty Facs Dist Ariz 5.8% 7/1/2049	900,000	904,430
Pima Cnty Ariz Indl Dev Auth Sr Living Rev Series 2022 A, 6.75% 11/15/2042 (c)	250,000	270,089
Pima Cnty Ariz Indl Dev Auth Sr Living Rev Series 2022 A, 6.875% 11/15/2052 (c)	715,000	757,496
Pima Cnty Ariz Indl Dev Auth Sr Living Rev Series 2022 A, 7% 11/15/2057 (c)	320,000	340,105
TOTAL OTHER		3,951,356
Special Tax - 0.0%
Glendale AZ (Glendale AZ Excise Tax Proj.) 5% 7/1/2031	455,000	465,531
Phoenix Ariz Civic Impt Corp Distr Rev 5.5% 7/1/2038 (National Public Finance Guarantee Corporation Insured) (i)	280,000	337,353
Queen Creek AZ Excise Tax & St Shared Rev Series 2018 A, 5% 8/1/2042	395,000	407,726
Queen Creek AZ Excise Tax & St Shared Rev Series 2018 A, 5% 8/1/2047	480,000	489,564
TOTAL SPECIAL TAX		1,700,174
Transportation - 0.1%
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) 5% 7/1/2045	2,135,000	2,192,301
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) Series 2019 A, 5% 7/1/2030	60,000	63,961
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) Series 2019 A, 5% 7/1/2032	75,000	79,719
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) Series 2019 A, 5% 7/1/2036	35,000	36,775
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) Series 2019 A, 5% 7/1/2037	30,000	31,435
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) Series 2019 A, 5% 7/1/2038	45,000	47,054
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) Series 2019 A, 5% 7/1/2039	30,000	31,304
Phoenix AZ Cvc Imp Crp Apr Rev 5% 7/1/2029	305,000	313,076
Phoenix AZ Cvc Imp Crp Apr Rev 5% 7/1/2030	225,000	230,869
Phoenix AZ Cvc Imp Crp Apr Rev 5% 7/1/2036 (h)	210,000	213,318
Phoenix AZ Cvc Imp Crp Apr Rev 5% 7/1/2037 (h)	160,000	162,380
Phoenix AZ Cvc Imp Crp Apr Rev Series 2017 A, 5% 7/1/2047 (h)	885,000	887,032
Phoenix AZ Cvc Imp Crp Apr Rev Series 2018, 5% 7/1/2037 (h)	740,000	760,221
Phoenix AZ Cvc Imp Crp Apr Rev Series 2018, 5% 7/1/2038 (h)	740,000	758,821
Phoenix AZ Cvc Imp Crp Apr Rev Series 2019 A, 5% 7/1/2044	425,000	439,804
Phoenix AZ Cvc Imp Crp Apr Rev Series 2019B, 5% 7/1/2035 (h)	1,730,000	1,804,829
Phoenix AZ Cvc Imp Crp Apr Rev Series A, 5% 7/1/2033 (h)	135,000	137,496
Phoenix AZ Cvc Imp Crp Apr Rev Series B, 5% 7/1/2033	425,000	435,099
Phoenix AZ Cvc Imp Crp Apr Rev Series B, 5% 7/1/2034	110,000	112,518
Phoenix AZ Cvc Imp Crp Apr Rev Series B, 5% 7/1/2035	110,000	112,423
Phoenix AZ Cvc Imp Crp Apr Rev Series B, 5% 7/1/2036	485,000	495,469
Phoenix AZ Cvc Imp Crp Apr Rev Series B, 5% 7/1/2037	305,000	311,300
TOTAL TRANSPORTATION		9,657,204
Water & Sewer - 0.1%
Gilbert Water Resource Municipal Property Corp Series 2022, 4% 7/15/2040	4,000,000	4,048,974
Mesa AZ Util Sys Rev Series 2021, 4% 7/1/2035	500,000	512,345
Phoenix Arizona Civic Imp Wtr 5% 7/1/2045	990,000	1,040,964
Phoenix Arizona Civic Imp Wtr Series 2016 A, 5% 7/1/2039	9,630,000	9,648,166
TOTAL WATER & SEWER		15,250,449
TOTAL ARIZONA		166,767,863
Arkansas - 0.3%
Education - 0.0%
Arkansas Dev Fin Auth Health Care Rev (Provident Properties Proj.) Series 2020 B 1, 5% 9/1/2039	100,000	102,064
Arkansas St Dev Fin Auth Cap Impt Rev Series 2018A, 4% 7/1/2028	45,000	44,881
Arkansas St Dev Fin Auth Cap Impt Rev Series 2018A, 4.5% 7/1/2033	90,000	90,005
Arkansas St Dev Fin Auth Cap Impt Rev Series 2018A, 4.5% 7/1/2039	5,000	4,835
Arkansas St Dev Fin Auth Tobacco Settlement Rev (University AR Univ Rev Proj.) 0% 7/1/2046 (Ambac Assurance Corp Insured) (b)	1,065,000	387,315
TOTAL EDUCATION		629,100
General Obligations - 0.1%
DE Queen Ark Sch Dist No 17 Sevier Cnty Series 2020, 2.375% 2/1/2047	500,000	342,236
Little Rock AR School Dist Series A, 3% 2/1/2050	4,325,000	3,201,744
Magnolia Ark Sch Dist No 14 2.125% 2/1/2047	500,000	306,759
Nashville Ark Sch Dist No 1 2% 4/1/2037	735,000	592,532
Nashville Ark Sch Dist No 1 2% 4/1/2038	750,000	589,632
Nettleton Ark Spl Sch Dist Craighead Cnty 2.125% 12/1/2041	285,000	207,471
Nettleton Ark Spl Sch Dist Craighead Cnty 2.25% 12/1/2042	295,000	213,177
Nettleton Ark Spl Sch Dist Craighead Cnty 2.25% 6/1/2043	1,750,000	1,196,940
Pea Ridge Ark Sch Dist No 109 2% 2/1/2043	240,000	160,670
South Conway Cnty Sch Dist No17 Ark Conway Cnty 2% 6/1/2042	2,095,000	1,428,500
South Conway Cnty Sch Dist No17 Ark Conway Cnty 2% 6/1/2045	1,195,000	745,628
Van Buren Ark Sch Dist No 042 2% 2/1/2041	1,080,000	766,095
TOTAL GENERAL OBLIGATIONS		9,751,384
Health Care - 0.0%
Arkansas Dev Fin Auth Health Care Rev (Baptist Medical System, AR Proj.) Series 2020 B 1, 5% 9/1/2037	125,000	128,284
Arkansas Dev Fin Auth Health Care Rev (Baptist Medical System, Ar Proj.) Series 2020B 2, 5% tender 9/1/2044 (g)	260,000	264,385
Arkansas Dev Fin Auth Health Care Rev Series 2020 B 1, 5% 9/1/2028	430,000	442,028
Arkansas Dev Fin Auth Health Care Rev Series 2020 B 1, 5% 9/1/2029	365,000	379,172
Arkansas Dev Fin Auth Health Care Rev Series 2020 B 1, 5% 9/1/2040	110,000	111,790
Arkansas Dev Fin Auth Hlth Rev Series 2021 B, 3% 7/1/2032	35,000	27,887
Arkansas Dev Fin Auth Hlth Rev Series 2021 B, 3.125% 7/1/2036	100,000	71,678
Arkansas Dev Fin Auth Hlth Rev Series 2021 B, 4% 7/1/2052	165,000	112,140
Arkansas Dev Fin Auth Hlth Rev Series 2021 B, 4.25% 7/1/2041	35,000	30,059
Arkansas St Dev Fin Auth Hosp Rev (Washington Regl Med Center Proj.) Series 2024, 5% 2/1/2034	250,000	258,047
Arkansas St Dev Fin Auth Hosp Rev Series 2015A, 5% 2/1/2035	130,000	130,020
Arkansas St Dev Fin Auth Hosp Rev Series 2015C, 5% 2/1/2035	170,000	170,026
Arkansas St Dev Fin Auth Hosp Rev Series 2017, 5% 2/1/2038	355,000	356,859
Pulaski County Public Facilities Board Series 2014, 5% 12/1/2042	320,000	320,230
TOTAL HEALTH CARE		2,802,605
Industrial Development - 0.1%
Arkansas Dev Fin Auth Indl Dev Rev Series 2023 A, 6.875% 7/1/2048 (c)(h)	2,500,000	2,689,827
Arkansas St Dev Fin Auth Environmental Impt Rev Series 2022, 5.45% 9/1/2052 (h)	1,620,000	1,642,422
Arkansas St Dev Fin Auth Environmental Impt Rev Series 2023, 5.7% 5/1/2053 (h)	4,500,000	4,615,831
TOTAL INDUSTRIAL DEVELOPMENT		8,948,080
Other - 0.1%
Arkansas St Dev Fin Auth Environmental Impt Rev Series 2026 B, 4.25% tender 9/1/2046 (c)(g)(h)	5,650,000	5,661,402
Arkansas St Dev Fin Auth Environmental Impt Rev Series 2026A, 4% tender 9/1/2046 (c)(g)(h)	8,200,000	8,217,376
Fort Smith Ark Sch Dist No 100 Series B, 2.75% 2/1/2043	2,200,000	1,700,554
West Memphis Ark Sch Dist No 4 2.75% 2/1/2037	1,185,000	1,057,122
West Memphis Ark Sch Dist No 4 2.75% 2/1/2038	1,220,000	1,071,089
TOTAL OTHER		17,707,543
Water & Sewer - 0.0%
Osceola AR Solid Waste Disp Rev 7% tender 4/1/2036 (g)(h)	2,000,000	2,001,725
TOTAL ARKANSAS		41,840,437
California - 5.6%
Education - 0.1%
CA Mun Fin Auth Student Hsg Rev (Chf Uc Davis Proj.) 5% 5/15/2034	170,000	176,249
CA Mun Fin Auth Student Hsg Rev (Chf Uc Davis Proj.) 5% 5/15/2039	75,000	77,018
CA Mun Fin Auth Student Hsg Rev (Chf Uc Davis Proj.) Series 2018, 5% 5/15/2035	120,000	124,128
CA Mun Fin Auth Student Hsg Rev (Chf Uc Davis Proj.) Series 2018, 5% 5/15/2038	170,000	174,905
CA Mun Fin Auth Student Hsg Rev (Chf-Davis II LLC Proj.) Series 2021, 3% 5/15/2051 (Build America Mutual Assurance Co Insured)	250,000	187,813
California Community College Financing Authority Student Housing Rev Series 2018, 5.25% 5/1/2048	1,000,000	1,008,221
California Mun Fin Auth Charter Sch Rev Series 2025 A, 4.375% 7/1/2035	940,000	931,584
California Mun Fin Auth Charter Sch Rev Series 2025 A, 5.5% 7/1/2065	1,500,000	1,393,911
California Mun Fin Auth Charter Sch Rev Series A, 5% 7/1/2046 (c)	670,000	644,078
California Mun Fin Auth Rev (California Baptist Univ Proj.) 5% 11/1/2046 (c)	250,000	243,714
California Mun Fin Auth Rev (California Baptist Univ Proj.) Series 2015A, 5.5% 11/1/2045 (c)	250,000	249,852
California Mun Fin Auth Sch Fac Rev 5.75% 5/1/2054 (c)	435,000	438,287
California Mun Fin Auth Sch Fac Rev 5.875% 5/1/2059 (c)	390,000	394,384
California Mun Fn Auth Rev (Samuel Merritt University Proj.) 5.25% 6/1/2053	2,075,000	2,141,648
California Mun Fn Auth Rev (William Jessup University Proj.) Series 2019, 5% 8/1/2039 (c)	455,000	342,027
California Pub Fin Auth Rev Series 2019 A, 6.25% 7/1/2054 (c)	250,000	257,716
California Pub Fin Auth Rev Series 2019B, 7.5% 7/1/2036 (c)	225,000	226,982
California Sch Fin Auth Sch Fac Rev Series 2020 A, 4% 7/1/2050 (c)	735,000	632,901
California Sch Fin Auth Sch Fac Rev Series A, 5% 7/1/2045 (c)	285,000	285,016
California School Finance Authority Series 2021 A, 4% 6/1/2061 (c)	250,000	164,098
California School Finance Authority Series 2021 A, 4% 8/1/2051 (c)	150,000	119,974
California School Finance Authority Series 2021 A, 4% 8/1/2061 (c)	240,000	188,290
California School Finance Authority Series 2021A, 4% 6/1/2051 (c)	250,000	200,406
California School Finance Authority Series 2022A, 5% 7/1/2042 (c)	2,125,000	2,129,352
California School Finance Authority Series 2022A, 5% 7/1/2042 (c)	500,000	505,100
California School Finance Authority Series 2022A, 5% 7/1/2052 (c)	1,045,000	959,459
California School Finance Authority Series 2022A, 5.125% 7/1/2062 (c)	1,000,000	909,544
California School Finance Authority Series 2023, 5.5% 8/1/2043 (c)	1,100,000	1,116,620
California School Finance Authority Series 2024 A, 5% 6/1/2054 (c)	1,475,000	1,275,640
California School Finance Authority Series 2024 A, 5% 6/1/2054 (c)	850,000	804,393
California St Univ Rev Series 2017A, 5% 11/1/2042	500,000	507,398
California Statewide Community Development Authority Rev (California Baptist Univ Proj.) 3.5% 11/1/2027 (c)	430,000	425,343
California Statewide Community Development Authority Rev (California Baptist Univ Proj.) 5% 11/1/2032 (c)	100,000	100,756
California Statewide Community Development Authority Rev (California Baptist Univ Proj.) 5% 11/1/2041 (c)	200,000	197,791
California Stwd Cmnty Dev Auth Student Hsg Rev (Chf Irvine LLC Proj.) Series 2016, 5% 5/15/2027	55,000	55,077
California Stwd Cmnty Dev Auth Student Hsg Rev (Chf Irvine LLC Proj.) Series 2016, 5% 5/15/2028	55,000	55,077
California Stwd Cmnty Dev Auth Student Hsg Rev (Chf Irvine LLC Proj.) Series 2016, 5% 5/15/2032	70,000	70,086
California Stwd Cmnty Dev Auth Student Hsg Rev (Chf Irvine LLC Proj.) Series 2016, 5% 5/15/2033	85,000	85,098
California Stwd Cmnty Dev Auth Student Hsg Rev (Chf Irvine LLC Proj.) Series 2016, 5% 5/15/2040	1,205,000	1,206,143
California Stwd Cmnty Dev Auth Student Hsg Rev (Chf Irvine LLC Proj.) Series 2017, 5% 5/15/2037	1,000,000	1,011,570
California Stwd Cmnty Dev Auth Student Hsg Rev (Chf Irvine LLC Proj.) Series 2017, 5% 5/15/2047	1,180,000	1,183,304
University CA Revs 5% 5/15/2036	90,000	91,753
University CA Revs Series 2018 O, 5.5% 5/15/2058	4,425,000	4,542,793
TOTAL EDUCATION		27,835,499
Electric Utilities - 0.5%
California Statewide Community Development Authority Poll Cont Rev (Southern California Edison Co Proj.) Series 2010 A, 1.75% 9/1/2029	300,000	282,630
Los Angeles CA Wtr & Pwr Rev 5% 7/1/2030	325,000	351,219
Los Angeles CA Wtr & Pwr Rev 5% 7/1/2031	740,000	803,498
Los Angeles CA Wtr & Pwr Rev 5% 7/1/2051	5,225,000	5,311,557
Los Angeles CA Wtr & Pwr Rev 6.574% 7/1/2045	1,225,000	1,300,392
Los Angeles CA Wtr & Pwr Rev Series 2017A, 5% 7/1/2042	1,805,000	1,817,295
Los Angeles CA Wtr & Pwr Rev Series 2017B, 5% 7/1/2039	2,655,000	2,676,811
Los Angeles CA Wtr & Pwr Rev Series 2017C, 5% 7/1/2037	1,165,000	1,184,083
Los Angeles CA Wtr & Pwr Rev Series 2017C, 5% 7/1/2038	240,000	243,794
Los Angeles CA Wtr & Pwr Rev Series 2017C, 5% 7/1/2042	3,135,000	3,174,377
Los Angeles CA Wtr & Pwr Rev Series 2018 D, 5% 7/1/2034	1,395,000	1,445,021
Los Angeles CA Wtr & Pwr Rev Series 2019 B, 5% 7/1/2028	1,870,000	1,951,604
Los Angeles CA Wtr & Pwr Rev Series 2019 B, 5% 7/1/2032	1,000,000	1,047,249
Los Angeles CA Wtr & Pwr Rev Series 2019 C, 5% 7/1/2049	350,000	354,814
Los Angeles CA Wtr & Pwr Rev Series 2019A, 5% 7/1/2030	1,730,000	1,820,170
Los Angeles CA Wtr & Pwr Rev Series 2019A, 5% 7/1/2035	850,000	885,142
Los Angeles CA Wtr & Pwr Rev Series 2019A, 5.25% 7/1/2049	1,135,000	1,155,615
Los Angeles CA Wtr & Pwr Rev Series 2020 B, 5% 7/1/2050	3,455,000	3,509,884
Los Angeles CA Wtr & Pwr Rev Series 2021 C, 5% 7/1/2040	255,000	270,105
Los Angeles CA Wtr & Pwr Rev Series 2022 B, 5% 7/1/2033	1,745,000	1,921,861
Los Angeles CA Wtr & Pwr Rev Series 2022 B, 5% 7/1/2043	1,020,000	1,079,497
Los Angeles CA Wtr & Pwr Rev Series 2023E, 5% 7/1/2038	1,465,000	1,593,393
Los Angeles CA Wtr & Pwr Rev Series 2023E, 5% 7/1/2053	750,000	766,960
Los Angeles CA Wtr & Pwr Rev Series 2024 B, 5% 7/1/2037	15,000	16,513
Los Angeles CA Wtr & Pwr Rev Series 2024 C, 5% 7/1/2037	900,000	990,856
Los Angeles CA Wtr & Pwr Rev Series 2024 E, 5% 7/1/2031	4,340,000	4,750,071
Los Angeles CA Wtr & Pwr Rev Series 2024 E, 5% 7/1/2035	2,125,000	2,381,712
Los Angeles CA Wtr & Pwr Rev Series 2024A, 5% 7/1/2035	2,585,000	2,880,257
Los Angeles CA Wtr & Pwr Rev Series 2025 A, 5% 7/1/2053 (Build America Mutual Assurance Co Insured)	2,000,000	2,060,226
Los Angeles CA Wtr & Pwr Rev Series 2025 A, 5% 7/1/2055 (Build America Mutual Assurance Co Insured)	1,500,000	1,542,685
Los Angeles CA Wtr & Pwr Rev Series 2026A, 5% 7/1/2037 (Build America Mutual Assurance Co Insured)	1,000,000	1,131,310
Los Angeles CA Wtr & Pwr Rev Series 2026A, 5% 7/1/2050	3,025,000	3,125,371
Modesto CA Irr Dist Fing Au Rv CME Term SOFR 3 month Index + 0.58%, 3.212% 9/1/2027 (National Public Finance Guarantee Corporation Insured) (g)(k)	600,000	599,079
Southern CA Pub Pwr Auth Southn Trans Sys Renewal Proj Rev (Southern CA Pub Pwr Auth Proj.) Series 2023 1, 5% 7/1/2034	1,505,000	1,680,937
Southern CA Pub Pwr Auth Southn Trans Sys Renewal Proj Rev (Southern CA Pub Pwr Auth Proj.) Series 2023 1, 5% 7/1/2035	720,000	800,302
Southern CA Pub Pwr Auth Southn Trans Sys Renewal Proj Rev (Southern CA Pub Pwr Auth Proj.) Series 2024 1, 5% 7/1/2038	1,675,000	1,852,085
Southern CA Pub Pwr Auth Southn Trans Sys Renewal Proj Rev (Southern CA Pub Pwr Auth Proj.) Series 2024 1, 5% 7/1/2039	645,000	709,765
Southern CA Pub Pwr Auth Southn Trans Sys Renewal Proj Rev (Southern CA Pub Pwr Auth Proj.) Series 2024 1, 5% 7/1/2040	1,900,000	2,083,678
Southern CA Pub Pwr Auth Southn Trans Sys Renewal Proj Rev (Southern Ca Pub Pwr Auth Proj.) Series 2025 2, 5% tender 7/1/2053 (g)	1,000,000	1,046,600
Southern CA Pub Pwr Auth Southn Trans Sys Renewal Proj Rev Series 2023 1A, 5% 7/1/2048	3,280,000	3,383,564
Southern CA Pub Pwr Auth Southn Trans Sys Renewal Proj Rev Series 2024 1, 5% 7/1/2036	890,000	995,400
Southern CA Pub Pwr Auth Southn Trans Sys Renewal Proj Rev Series 2024 1, 5% 7/1/2053	1,525,000	1,560,423
Southern CA Pub Pwr Auth Southn Trans Sys Renewal Proj Rev Series 2024 1, 5.25% 7/1/2049	4,000,000	4,205,197
TOTAL ELECTRIC UTILITIES		72,743,002
Escrowed/Pre-Refunded - 0.0%
California Health Facilities Financing Authority Series 2020 A, 4% 4/1/2049 (Pre-refunded to 4/1/2030 at 100)	25,000	26,417
Los Angeles CA Uni Sch Dist Cp 5% 10/1/2035 (Pre-refunded to 10/1/2033 at 100)	1,015,000	1,174,641
Oceanside Calif Uni Sch Dist 0% 8/1/2027 (Escrowed to Maturity) (b)	35,000	33,869
Oceanside Calif Uni Sch Dist 0% 8/1/2029 (Escrowed to Maturity) (b)	35,000	31,978
Oceanside Calif Uni Sch Dist 0% 8/1/2030 (Escrowed to Maturity) (b)	35,000	31,028
Oceanside Calif Uni Sch Dist Series A, 0% 8/1/2027 (Escrowed to Maturity) (b)	40,000	38,707
Oceanside Calif Uni Sch Dist Series A, 0% 8/1/2027 (Escrowed to Maturity) (b)	15,000	14,515
Oceanside Calif Uni Sch Dist Series A, 0% 8/1/2029 (Escrowed to Maturity) (b)	55,000	50,251
Oceanside Calif Uni Sch Dist Series A, 0% 8/1/2030 (Escrowed to Maturity) (b)	45,000	39,894
San Francisco CA City & County Airports Commission International Airport Revenue Series 2016B, 5% 5/1/2046 (h)	1,750,000	1,750,093
TOTAL ESCROWED/PRE-REFUNDED		3,191,393
General Obligations - 2.1%
Abc Calif Uni Sch Dist 0% 8/1/2028 (National Public Finance Guarantee Corporation Insured) (b)	475,000	447,286
Allan-Hancock Joint Ccd Gen. Oblig. Series 2012 C, 0% 8/1/2044 (i)	1,500,000	1,195,688
Antelope Valley CA Cmnty College Dist Gen. Oblig. Series B, 3% 8/1/2050	1,200,000	905,796
California Community Choice Financing Authority 5% tender 1/1/2055 (Athene Annuity and Life Co Guaranteed) (g)	11,405,000	11,733,949
California Community Choice Financing Authority 5% tender 12/1/2053 (Goldman Sachs Group Inc/The Guaranteed) (g)	1,000,000	1,044,037
California Community Choice Financing Authority 5% tender 2/1/2055 (Morgan Stanley Guaranteed) (g)	9,400,000	9,987,183
California Community Choice Financing Authority 5% tender 2/1/2055 (Royal Bank of Canada Guaranteed) (g)	1,145,000	1,239,572
California Community Choice Financing Authority 5% tender 7/1/2053 (Morgan Stanley Guaranteed) (g)	11,990,000	12,526,035
California Community Choice Financing Authority 5.25% tender 11/1/2054 (Goldman Sachs Group Inc/The Guaranteed) (g)	500,000	528,293
California Community Choice Financing Authority Series 2021 A, 4% tender 10/1/2052 (Goldman Sachs Group Inc/The Guaranteed) (g)	2,000,000	2,022,455
California Community Choice Financing Authority Series 2021B 1, 4% tender 2/1/2052 (Morgan Stanley Guaranteed) (g)	3,440,000	3,490,059
California Community Choice Financing Authority Series 2022A 1, 4% tender 5/1/2053 (Morgan Stanley Guaranteed) (g)	2,390,000	2,418,366
California Community Choice Financing Authority Series 2023 D, 5.5% tender 5/1/2054 (American General Life Insurance Co Guaranteed) (g)	2,500,000	2,610,981
California Community Choice Financing Authority Series 2023 E 1, 5% tender 2/1/2054 (Morgan Stanley Guaranteed) (g)	5,165,000	5,452,091
California Community Choice Financing Authority Series 2023 F, 5.5% tender 10/1/2054 (National Bank of Canada Guaranteed) (g)	5,850,000	6,359,825
California Community Choice Financing Authority Series 2023C, 5.25% tender 1/1/2054 (Deutsche Bank AG Guaranteed) (g)	18,875,000	20,037,674
California Community Choice Financing Authority Series 2023E 2, U.S. SOFR Index + 1.67%, 4.102% tender 2/1/2054 (g)(k)	2,500,000	2,543,962
California Community Choice Financing Authority Series 2024 A 1, 5% tender 5/1/2054 (Morgan Stanley Guaranteed) (g)	2,500,000	2,651,080
California Community Choice Financing Authority Series 2024 H, 5% tender 1/1/2056 (New York Life Insurance Co Guaranteed) (g)	5,525,000	5,984,853
California Community Choice Financing Authority Series 2024C, 5% tender 8/1/2055 (American General Life Insurance Co Guaranteed) (g)	3,500,000	3,647,464
California Community Choice Financing Authority Series 2024G, 5% tender 11/1/2055 (Athene Annuity and Life Co Guaranteed) (g)	4,875,000	5,011,684
California Community Choice Financing Authority Series 2025 F, 5% 11/1/2033 (Canadian Imperial Bank of Commerce/New York NY Guaranteed)	2,000,000	2,161,690
California Community Choice Financing Authority Series 2025A, 5% tender 1/1/2056 (Athene Annuity and Life Co Guaranteed) (g)	4,680,000	4,819,646
California Community Choice Financing Authority Series 2025B, 5% tender 3/1/2056 (Pacific Life Insurance Co Guaranteed) (g)	6,605,000	7,098,653
California Community Choice Financing Authority Series 2025C, 5% 10/1/2033 (American General Life Insurance Co Guaranteed)	4,000,000	4,152,754
California Community Choice Financing Authority Series 2025C, 5% tender 12/1/2055 (American General Life Insurance Co Guaranteed) (g)	3,895,000	4,066,314
California Community Choice Financing Authority Series 2025D, 5% tender 10/1/2055 (Forethought Life Insurance Co Guaranteed) (g)	11,970,000	12,189,726
California Community Choice Financing Authority Series 2025G, 5% 12/1/2035 (New York Life Insurance Co Guaranteed)	9,200,000	10,084,847
California Community Choice Financing Authority Series 2026A 2, U.S. SOFR Index + 1.45%, 3.882% tender 4/1/2056 (Morgan Stanley Guaranteed) (g)(k)	2,500,000	2,495,417
California Community Choice Financing Authority Series 2026B, 5% 3/1/2036 (Nomura Holdings Inc Guaranteed)	2,370,000	2,490,042
California Community Choice Financing Authority Series 2026C, 5.25% 2/1/2036 (Realty Income Corp Guaranteed)	930,000	1,013,945
California Community Choice Financing Authority Series 2026D, 5% 2/1/2031 (Canadian Imperial Bank of Commerce/New York NY Guaranteed)	11,805,000	12,528,552
California Community Choice Financing Authority U.S. SOFR Index + 1.95%, 4.382% tender 12/1/2053 (g)(k)	3,250,000	3,318,562
California Mun Fin Auth Lease Rev (Orange County CA Proj.) Series 2018A, 5% 6/1/2048	1,685,000	1,714,727
California St Pub Wks Brd Lse 5% 8/1/2031	450,000	500,635
California St Pub Wks Brd Lse 5% 8/1/2032	130,000	144,151
California St Pub Wks Brd Lse 5% 8/1/2034	840,000	924,884
California Statewide Cmntys Dev Auth Statewide Cmnty Infrastructure Program Rev Series 2019 B, 4% 9/2/2029	135,000	137,324
California Statewide Cmntys Dev Auth Statewide Cmnty Infrastructure Program Rev Series 2019 B, 5% 9/2/2044	1,000,000	1,021,294
California Statewide Cmntys Dev Auth Statewide Cmnty Infrastructure Program Rev Series 2019 B, 5% 9/2/2049	70,000	70,716
Carlsbad CA Unified School Dis Series A, 3% 8/1/2042	725,000	623,715
Carlsbad CA Unified School Dis Series B, 3% 8/1/2046	250,000	201,039
Center Joint CA Unified Sch Dist Series 2021 B, 3% 8/1/2051 (Build America Mutual Assurance Co Insured)	1,740,000	1,301,933
Central Valley Energy Authority Series 2025, 5% tender 12/1/2055 (Pacific Life Insurance Co Guaranteed) (g)	1,550,000	1,665,620
Chino Valley CA Uni Sch Dist Series 2020 B, 3.375% 8/1/2050 (Assured Guaranty Inc Insured)	10,690,000	8,746,807
City of Fresno Unified School Series B, 3% 8/1/2043	1,470,000	1,203,609
College of The Sequoias Tulare Area Impt Dist No 3 Calif Gen. Oblig. Series E, 3% 8/1/2051	455,000	338,145
Corona-Norco Calif Uni Sch Dis Series C, 3% 8/1/2044	750,000	626,979
Folsom Cordova Calif Uni Sch Dist Sch Facs Impt Dist No 4 (Folsom-Cordova CA Sch Fac Impr Dist Proj.) Gen. Oblig. Series A, 0% 10/1/2031 (National Public Finance Guarantee Corporation Insured) (b)	225,000	192,164
Indio CA Pub Fing Auth Lease Rev Series 2022A, 4.5% 11/1/2052 (Build America Mutual Assurance Co Insured)	1,115,000	1,121,226
Inglewood CA Uni Sch Dist 5.5% 8/1/2040	1,750,000	2,031,816
Inglewood CA Uni Sch Dist 5.5% 8/1/2044	1,500,000	1,692,301
Kern Calif Cmnty College Dist Gen. Oblig. 0% 11/1/2028 (Assured Guaranty Inc Insured) (b)	600,000	560,026
Kern Calif Cmnty College Dist Gen. Oblig. 0% 11/1/2030 (Assured Guaranty Inc Insured) (b)	605,000	529,342
Lodi Calif Uni Sch Dist Series 2021, 3% 8/1/2046	2,700,000	2,160,357
Long Beach CA Bd Fin Auth Nat Gas Pur Rev 5% 11/15/2029 (Merrill Lynch & Co Inc Guaranteed)	600,000	634,139
Long Beach CA Bd Fin Auth Nat Gas Pur Rev 5.5% 11/15/2037 (Merrill Lynch & Co Inc Guaranteed)	900,000	1,027,484
Los Angeles CA Uni Sch Dist Cp (Los Angeles Unified School District/CA Proj.) 5% 10/1/2032	720,000	811,352
Los Angeles CA Uni Sch Dist Cp (Los Angeles Unified School District/CA Proj.) 5% 10/1/2033	1,620,000	1,841,567
Los Angeles CA Uni Sch Dist Cp (Los Angeles Unified School District/CA Proj.) 5% 10/1/2035	690,000	778,221
M-S-R Energy Auth Calif Gas Rev 6.125% 11/1/2029 (Citigroup Inc Guaranteed)	925,000	973,593
M-S-R Energy Auth Calif Gas Rev 6.125% 11/1/2029 (Citigroup Inc Guaranteed)	305,000	321,063
M-S-R Energy Auth Calif Gas Rev 6.5% 11/1/2039 (Citigroup Inc Guaranteed)	3,135,000	3,860,902
M-S-R Energy Auth Calif Gas Rev 6.5% 11/1/2039 (Citigroup Inc Guaranteed)	1,750,000	2,155,208
M-S-R Energy Auth Calif Gas Rev 6.5% 11/1/2039 (Citigroup Inc Guaranteed)	310,000	381,780
M-S-R Energy Auth Calif Gas Rev 7% 11/1/2034 (Citigroup Inc Guaranteed)	6,980,000	8,402,244
M-S-R Energy Auth Calif Gas Rev 7% 11/1/2034 (Citigroup Inc Guaranteed)	1,810,000	2,178,805
M-S-R Energy Auth Calif Gas Rev 7% 11/1/2034 (Citigroup Inc Guaranteed)	1,205,000	1,450,531
Modesto CA Elementary School Dist Stanislaus Cnty Series B, 3% 8/1/2046	380,000	304,050
Modesto CA Elementary School Dist Stanislaus Cnty Series B, 3% 8/1/2050	235,000	176,754
Monrovia Calif Uni Sch Dist 0% 8/1/2029 (National Public Finance Guarantee Corporation Insured) (b)	550,000	503,271
Montebello Calif Pub Fing Auth Rev (City of Montebello CA Proj.) 5% 6/1/2041	1,385,000	1,385,865
Moreno Valley CA Uni Sch Dist Series C, 3% 8/1/2046 (Build America Mutual Assurance Co Insured)	250,000	201,040
Mt Diablo CA Unified Sch Dist 4% 8/1/2029	105,000	109,898
Mt Diablo CA Unified Sch Dist 4% 8/1/2031	735,000	785,521
Mt Diablo CA Unified Sch Dist 4% 8/1/2033	85,000	90,234
Northern CA Gas Auth No 1 Gas Proj Rev CME Term SOFR 3 month Index + 0.72%, 3.368% 7/1/2027 (g)(k)	795,000	794,990
Novato CA Uni Sch Dist Series 2019B, 3% 8/1/2041	840,000	747,109
Oakland CA Uni Sch Dist Alameda Cnty Series 2023A, 5.25% 8/1/2048 (Assured Guaranty Inc Insured)	2,535,000	2,696,583
Ocean View School District/Orange County CA Series C, 3% 8/1/2047 (Assured Guaranty Inc Insured)	750,000	590,551
Oceanside Calif Uni Sch Dist 0% 8/1/2029 (Assured Guaranty Inc Insured) (b)	655,000	599,724
Pomona CA Uni Sch Dist Series F, 3% 8/1/2048	205,000	158,295
Poway CA Unified Sch Dist 0% 8/1/2032 (b)	790,000	661,357
Poway CA Unified Sch Dist 0% 8/1/2033 (b)	245,000	197,960
Poway CA Unified Sch Dist 0% 8/1/2037 (b)	1,395,000	957,883
Poway CA Unified Sch Dist 0% 8/1/2038 (b)	3,365,000	2,211,927
Poway CA Unified Sch Dist 0% 8/1/2039 (b)	3,300,000	2,068,303
Poway CA Unified Sch Dist 0% 8/1/2041 (b)	750,000	425,720
Poway CA Unified Sch Dist 0% 8/1/2046 (b)	140,000	57,649
Richmond CA Jt Pwrs Fing Au Rv (Richmond CA Proj.) Series 2019, 5% 11/1/2036 (Assured Guaranty Inc Insured)	580,000	615,862
Roseville CA Nat Gas Fing Auth Gas Rev 5% 2/15/2027	965,000	977,228
Sacramento CA City Uni Sch Dis 5.5% 8/1/2052 (Build America Mutual Assurance Co Insured)	2,675,000	2,786,921
Sacramento CA City Uni Sch Dis Series 2025C, 5.5% 8/1/2054 (Assured Guaranty Inc Insured)	2,000,000	2,162,473
San Bernardino CA City Usd Ctfs Partn (San Bernadino Cty Un Sch Dist Proj.) Series 2019, 5% 10/1/2038 (Assured Guaranty Inc Insured)	420,000	437,288
San Diego CA Comm Coll Dist 0% 8/1/2035 (b)	170,000	126,488
San Diego CA Uni Sch Dist 0% 7/1/2034 (b)	515,000	399,051
San Diego CA Uni Sch Dist 0% 7/1/2037 (b)	285,000	194,250
San Diego CA Uni Sch Dist 0% 7/1/2041 (i)	1,350,000	1,455,141
San Diego CA Uni Sch Dist 0% 7/1/2047 (i)	1,200,000	1,025,196
San Diego CA Uni Sch Dist Series I, 5% 7/1/2041	250,000	255,134
San Joaquin Valley Clean Energy Authority 5.5% tender 1/1/2056 (Goldman Sachs Group Inc/The Guaranteed) (g)	2,050,000	2,270,523
San Marcos Unified School District 0% 8/1/2047 (b)	1,530,000	591,076
San Mateo CA Unified Sch Dist 0% 9/1/2041 (i)	1,750,000	1,921,702
San Mateo Cnty Calif Jt Pwrs Fing Auth Lease Rev (San Mateo CO CA Proj.) Series 2018 A, 5% 7/15/2043	1,270,000	1,310,834
Sanger Calif Uni Sch Dist Ctfs Partn 5% 6/1/2052 (Assured Guaranty Inc Insured)	65,000	65,007
Santa Ana Calif Uni Sch Dist 0% 8/1/2047 (Assured Guaranty Inc Insured) (b)	600,000	213,343
Santa Monica-Malibu Uni Sch Dist CA Series B, 3% 8/1/2044	750,000	619,986
Southern CA Pub Pwr Auth Series 2026A, 5% 11/1/2033 (Pacific Life Insurance Co Guaranteed) (j)	4,500,000	4,795,700
Southwestern Cmnty College Dist CA Gen. Oblig. Series 2021 D, 3% 8/1/2041	1,000,000	901,356
State of California 7.6% 11/1/2040	730,000	875,191
State of California Gen. Oblig. 4% 11/1/2037	1,375,000	1,413,292
State of California Gen. Oblig. 5% 10/1/2045	2,250,000	2,419,157
State of California Gen. Oblig. 5% 11/1/2042	3,155,000	3,439,849
State of California Gen. Oblig. 5% 3/1/2037	3,685,000	4,237,973
State of California Gen. Oblig. 5% 8/1/2031	2,135,000	2,382,886
State of California Gen. Oblig. 5% 9/1/2032	340,000	378,692
State of California Gen. Oblig. 5.25% 12/1/2033	20,000	20,038
State of California Gen. Oblig. Series 2016, 5% 9/1/2029	270,000	271,653
State of California Gen. Oblig. Series 2017, 4% 8/1/2036	2,500,000	2,501,909
State of California Gen. Oblig. Series 2022, 5% 4/1/2035	155,000	172,939
State of California Gen. Oblig. Series CU, 5.5% 12/1/2052	1,245,000	1,300,957
Stockton CA Unified School Dis Series 2011D, 0% 8/1/2042 (Assured Guaranty Inc Insured) (b)	300,000	158,930
Sunnyvale CA Sch Dist Series 2019 C, 3% 9/1/2044	1,250,000	1,058,770
Twin Rivers Uni Sch Dist Calif 0% 8/1/2032 (Assured Guaranty Inc Insured) (b)	750,000	618,732
Val Verde CA Uni Sch Dist Series 2021 F, 3% 8/1/2047 (Assured Guaranty Inc Insured)	1,570,000	1,258,211
Washington Twp CA Health Care Dist (Washington Twp CA Hosp Dist Proj.) Gen. Oblig. Series 2013A, 5.5% 8/1/2038	545,000	548,359
Washington Twp CA Health Care Dist (Washington Twp CA Hosp Dist Proj.) Gen. Oblig. Series 2023 B, 5.25% 8/1/2048	1,000,000	1,085,502
Yosemite CA Cmnty College Dist Gen. Oblig. Series 2010D, 0% 8/1/2042 (i)	2,500,000	2,352,222
TOTAL GENERAL OBLIGATIONS		285,928,685
Health Care - 0.3%
California Health Facilities Financing Authority (Cedars-Sinai Medical Center,Ca Proj.) Series 2015, 5% 11/15/2033	480,000	481,725
California Health Facilities Financing Authority (Childrens Hospital CA Proj.) Series 2021A, 2.125% 11/1/2041	2,250,000	1,655,703
California Health Facilities Financing Authority (City of Hope Natl Med Ctr, CA Proj.) Series 2019, 5% 11/15/2049	1,805,000	1,808,177
California Health Facilities Financing Authority (CommonSpirit Health Proj.) Series 2020 A, 4% 4/1/2045	250,000	238,181
California Health Facilities Financing Authority (CommonSpirit Health Proj.) Series 2020 A, 4% 4/1/2049	1,240,000	1,128,536
California Health Facilities Financing Authority (El Camino Hospital Proj.) Series 2025B, 2.3% 2/1/2045, LOC US Bank NA/Cincinnati OH VRDN (g)	3,600,000	3,600,001
California Health Facilities Financing Authority (Kaiser Permanente Hlth System Proj.) Series A 2, 5% 11/1/2047	1,320,000	1,465,348
California Health Facilities Financing Authority (Lucile Salter Packrd Chil Hosp Proj.) Series 2017A, 5% 11/15/2056	360,000	362,002
California Health Facilities Financing Authority (Sutter Health Systems CA Proj.) Series 2016B, 4% 11/15/2041	1,000,000	990,319
California Mun Fin Auth Ctfs Partn (Palomar Health Calif Rev Proj.) 5.25% 11/1/2052 (Assured Guaranty Inc Insured)	1,610,000	1,621,433
California Mun Fin Auth Rev (Northbay Healthcare Group Proj.) 5.25% 11/1/2036	355,000	356,228
California Mun Fin Auth Rev (Northbay Healthcare Group Proj.) 5.25% 11/1/2041	330,000	330,669
California Mun Fin Auth Rev (Northbay Healthcare Group Proj.) Series 2017 A, 5.25% 11/1/2047	760,000	758,598
California Mun Fin Auth Rev Series 2017A, 5% 2/1/2042	370,000	371,777
California Mun Fn Auth Rev 5.69% 9/1/2035	1,724,000	1,756,093
California Mun Fn Auth Rev Series 2025A, 5.75% 12/1/2055	1,000,000	1,051,210
California Pub Fin Auth Rev (Henry Mayo Newhall Mem Hosp,Ca Proj.) Series 2017, 5% 10/15/2037	105,000	105,230
California Pub Fin Auth Rev (Henry Mayo Newhall Mem Hosp,Ca Proj.) Series 2017, 5% 10/15/2047	105,000	104,938
California Pub Fin Auth Rev (Henry Mayo Newhall Mem Hosp,Ca Proj.) Series 2021A, 4% 10/15/2026	85,000	85,155
California Public Finance Authority (Enso Village Proj.) 5% 11/15/2036 (c)	290,000	293,416
California Public Finance Authority (Enso Village Proj.) 5% 11/15/2046 (c)	105,000	99,448
California Public Finance Authority (Enso Village Proj.) 5% 11/15/2056 (c)	550,000	487,817
California Statewide Communities Development Authority (Methodist Hosp of Southn Ca,Ca Proj.) Series 2018, 5% 1/1/2048	350,000	355,141
California Statewide Community Development Authority Rev (Adventist Health System-West Proj.) Series 2018 A, 5% 3/1/2034	210,000	215,460
California Statewide Community Development Authority Rev (Adventist Health System-West Proj.) Series 2018 A, 5% 3/1/2035	315,000	321,807
California Statewide Community Development Authority Rev (Enloe Health System Proj.) 5.25% 8/15/2052 (Assured Guaranty Inc Insured)	1,265,000	1,283,758
California Statewide Community Development Authority Rev (Enloe Health System Proj.) 5.375% 8/15/2057 (Assured Guaranty Inc Insured)	690,000	703,286
California Statewide Community Development Authority Rev (Front Porch Community CA Proj.) Series 2021 A, 2.5% 4/1/2051	1,500,000	950,823
California Statewide Community Development Authority Rev (Loma Linda Univ Med Center, CA Proj.) Series 2014A, 5.25% 12/1/2044	560,000	560,200
California Statewide Community Development Authority Rev (Loma Linda Univ Med Center, CA Proj.) Series 2014A, 5.5% 12/1/2054	2,920,000	2,920,606
California Statewide Community Development Authority Rev (Loma Linda Univ Med Center, CA Proj.) Series 2016 A, 5% 12/1/2027 (c)	420,000	420,354
California Statewide Community Development Authority Rev (Loma Linda Univ Med Center, CA Proj.) Series 2016 A, 5% 12/1/2046 (c)	1,415,000	1,415,054
California Statewide Community Development Authority Rev (Loma Linda Univ Med Center, CA Proj.) Series 2016 A, 5.25% 12/1/2056 (c)	4,895,000	4,895,025
California Statewide Community Development Authority Rev (Loma Linda Univ Med Center, CA Proj.) Series 2018 A, 5.25% 12/1/2048 (c)	250,000	251,916
California Statewide Community Development Authority Rev (Loma Linda Univ Med Center, CA Proj.) Series 2018 A, 5.5% 12/1/2058 (c)	4,875,000	4,920,052
City of Oroville CA (Oroville Calif Hosp Rev Proj.) Series 2019, 5.25% 4/1/2054 (l)	385,000	265,650
Univ CA Regts Med Ctr Pooled Rev Series 2022 P, 3.5% 5/15/2054	1,950,000	1,567,119
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2017 B, 5% 7/1/2029	30,000	30,347
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2017 B, 5% 7/1/2030	60,000	60,673
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2017A, 5% 7/1/2035	50,000	50,362
West Contra Costa Healthcare District Series 2021, 3% 7/1/2042	300,000	258,308
TOTAL HEALTH CARE		40,597,945
Housing - 0.4%
CA Mun Fin Auth Student Hsg Rev Series 2018, 5% 5/15/2051	460,000	463,536
California Community Housing Agency Series 2019 A, 5% 8/1/2049 (c)	3,180,000	2,969,431
California Community Housing Agency Series 2020 A, 5% 2/1/2050 (c)(f)	252,953	4,806
California Community Housing Agency Series 2021 A 1, 3% 2/1/2057 (c)	500,000	343,040
California Community Housing Agency Series 2021 A, 4% 2/1/2056 (c)	7,850,000	6,193,657
California Community Housing Agency Series 2021 A, 4% 2/1/2056 (c)	5,400,000	3,506,215
California Community Housing Agency Series 2021 A1, 4% 2/1/2056 (c)	250,000	203,214
California Community Housing Agency Series 2021 A2, 4% 8/1/2050 (c)	2,625,000	2,095,871
California Hsg Fin Agy Mun Ctfs (Lihtc 2019-1 CA Proj.) Series 1 Class A, 4.25% 1/15/2035	616,387	638,458
California Hsg Fin Agy Mun Ctfs (Lihtc 2021-1 CA Proj.) Series 1 Class A, 3.5% 11/20/2035	1,039,676	1,031,555
California Hsg Fin Agy Mun Ctfs (Lihtc 2023-1 CA Proj.) Series 1 Class A, 4.375% 9/20/2036	10,386,127	10,501,038
California Hsg Fin Agy Mun Ctfs Series 1 Class X, 0.798% 11/20/2035 (g)	13,898,707	533,360
California Hsg Fin Agy Mun Ctfs Series 3 Class X, 0.792% 8/20/2036 (g)	4,965,890	204,153
California Mun Fin Auth Multifamily Hsg Rev Series 2021 A, 4% 11/1/2036 (c)	410,000	393,359
California Mun Fin Auth Mun Ctfs Series 1 Class A1, 3.5372% 2/20/2041 (g)	2,471,705	2,310,008
California Mun Fin Auth Mun Ctfs Series 2 Class A1, 3.998% 11/20/2040 (g)	995,112	987,791
California Statewide Cmntys Dev Auth College Hsg Rev Series 2019, 5% 7/1/2029 (c)	130,000	132,161
California Statewide Cmntys Dev Auth College Hsg Rev Series 2019, 5.25% 7/1/2039 (c)	100,000	101,931
California Statewide Cmntys Dev Auth College Hsg Rev Series 2019, 5.25% 7/1/2049 (c)	380,000	380,967
California Statewide Cmntys Dev Auth College Hsg Rev Series 2019, 5.25% 7/1/2052 (c)	165,000	163,635
CMFA Spl Fin Agy Essential Hsg Rev Series 2021 A 1, 3% 12/1/2056 (c)	450,000	299,114
CMFA Spl Fin Agy Essential Hsg Rev Series 2021 A 1, 4% 8/1/2056 (c)	655,000	565,782
CMFA Spl Fin Agy VII Essential Hsg Rev Series 2021 A 2, 4% 8/1/2047 (c)	1,770,000	1,658,073
CMFA Spl Fin Agy XII Essential Hsg Rev Series 2022 A 1, 3.25% 2/1/2057 (c)	1,040,000	740,016
Cscda Cmnty Impt Auth Calif Essential Hsg Rev Series 2021 A 1, 3% 7/1/2045 (c)	2,000,000	1,616,077
Cscda Cmnty Impt Auth Calif Essential Hsg Rev Series 2021 A 2, 3% 12/1/2056 (c)	200,000	142,514
Cscda Cmnty Impt Auth Calif Essential Hsg Rev Series 2021 A 2, 3.125% 7/1/2056 (c)	1,715,000	1,129,311
Cscda Cmnty Impt Auth Calif Essential Hsg Rev Series 2021 A 2, 3.25% 5/1/2057 (c)	250,000	176,551
Cscda Cmnty Impt Auth Calif Essential Hsg Rev Series 2021 A 2, 4% 10/1/2056 (c)	1,875,000	1,470,098
Cscda Cmnty Impt Auth Calif Essential Hsg Rev Series 2021 A 2, 4% 6/1/2058 (c)	250,000	196,793
Cscda Cmnty Impt Auth Calif Essential Hsg Rev Series 2021 A, 4% 8/1/2056 (c)	400,000	361,313
Cscda Cmnty Impt Auth Calif Essential Hsg Rev Series 2021 A2, 3.25% 4/1/2057 (c)	1,250,000	914,851
Cscda Cmnty Impt Auth Calif Essential Hsg Rev Series 2021 A2, 4% 7/1/2056 (c)	2,319,888	1,789,623
Cscda Cmnty Impt Auth Calif Essential Hsg Rev Series 2021 B, 4% 2/1/2057 (c)	600,000	456,090
Cscda Cmnty Impt Auth Calif Essential Hsg Rev Series 2021A 1, 2.65% 12/1/2046 (c)	1,845,000	1,602,984
Cscda Cmnty Impt Auth Calif Essential Hsg Rev Series 2021A 2, 4% 9/1/2056 (c)	3,150,000	2,280,375
Cscda Cmnty Impt Auth Calif Essential Hsg Rev Series 2021B, 4% 3/1/2057 (c)	1,915,000	1,430,594
Hastings Campus Hsg Fin Auth Calif Campus Hsg Rev Series 2020 A, 5% 7/1/2045 (c)	1,800,000	1,749,604
Hastings Campus Hsg Fin Auth Calif Campus Hsg Rev Series 2020 A, 5% 7/1/2061 (c)	3,730,000	3,321,046
Hastings Campus Hsg Fin Auth Calif Campus Hsg Rev Series 2020 B, 0% 7/1/2061 (c)(i)	2,605,000	1,290,645
TOTAL HOUSING		56,349,640
Lease Revenue - 0.0%
California Statewide Cmntys Dev Auth Statewide Cmnty Infrastructure Program Rev Series 2021C 1, 4% 9/2/2051	105,000	88,651
Other - 0.2%
CA Mun Fin Auth Student Hsg Rev Series 2018, 5% 5/15/2048	750,000	757,666
California Community Choice Financing Authority Series 2024F, 5% tender 2/1/2055 (g)	2,575,000	2,740,717
California Health Facilities Financing Authority Series 2024 B, 5% 11/15/2043	1,150,000	1,205,332
California Infrastructure & Economic Development Bank (Los Angeles County Museum Of Art Proj.) 1.2% tender 12/1/2050 (g)	2,335,000	2,223,030
California Mun Fn Auth Rev Series 2025A, 5% 11/1/2035 (c)	250,000	263,340
California Mun Fn Auth Rev Series 2025A, 5.625% 11/1/2054 (c)	500,000	507,601
California Municipal Finance Authority Series 2025A, 5.5% 1/1/2060 (c)	700,000	705,768
California Public Finance Authority 6.75% 7/1/2065 (c)	4,360,000	4,689,001
California Statewide Cmntys Dev Auth Statewide Cmnty Infrastructure Program Rev 5.25% 9/2/2043	1,300,000	1,348,931
California Statewide Cmntys Dev Auth Statewide Cmnty Infrastructure Program Rev Series 2021 B, 4% 9/2/2041	640,000	612,848
California Statewide Cmntys Dev Auth Statewide Cmnty Infrastructure Program Rev Series 2021 B, 4% 9/2/2051	755,000	647,018
California Statewide Cmntys Dev Auth Statewide Cmnty Infrastructure Program Rev Series 2021A, 4% 9/2/2041	230,000	219,011
California Statewide Cmntys Dev Auth Statewide Cmnty Infrastructure Program Rev Series 2021A, 4% 9/2/2051	140,000	119,976
California Statewide Cmntys Dev Auth Statewide Cmnty Infrastructure Program Rev Series 2021C 1, 4% 9/2/2041	450,000	413,926
California Statewide Cmntys Dev Auth Statewide Cmnty Infrastructure Program Rev Series 2022 A 1, 5% 9/2/2052	1,525,000	1,529,904
California Statewide Cmntys Dev Auth Statewide Cmnty Infrastructure Program Rev Series 2022B, 5% 9/2/2052	500,000	501,608
California Stwide Cmnty Mf Rev 3.95% tender 4/1/2060 (c)(g)	2,500,000	2,115,464
CMFA Spl Fin Agy Essential Hsg Rev Series 2021 A 2, 4% 8/1/2045 (c)	835,000	754,700
CMFA Spl Fin Agy XII Essential Hsg Rev 4.375% 8/1/2049 (c)	455,000	376,498
Golden State Connect Authority 6.5% 12/1/2060 (c)	750,000	742,045
Los Angeles Hsg-A Series 2024A, 4.5% 7/1/2046	1,775,000	1,766,171
Santa Cruz CA City High Sch Dist Series C, 2% 8/1/2036	720,000	601,765
TOTAL OTHER		24,842,320
Resource Recovery - 0.0%
California Mun Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2024A, 3.875% tender 3/1/2054 (g)(h)	4,860,000	4,884,150
California Mun Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2019 A, 2.4% tender 10/1/2044 (g)(h)	910,000	889,446
TOTAL RESOURCE RECOVERY		5,773,596
Special Tax - 0.1%
California Mun Fin Auth Spl Tax Rev Series 2021, 4% 9/1/2051	1,000,000	843,961
California Mun Fin Auth Spl Tax Rev Series 2024, 5% 9/1/2044	910,000	936,149
California Mun Fin Auth Spl Tax Rev Series 2024, 5% 9/1/2049	785,000	798,547
California Mun Fin Auth Spl Tax Rev Series 2024, 5% 9/1/2054	750,000	753,487
California Statewide Cmntys Dev Auth Statewide Cmnty Infrastructure Program Rev Series 2021A, 4% 9/2/2028	35,000	35,192
California Statewide Cmntys Dev Auth Statewide Cmnty Infrastructure Program Rev Series 2021A, 4% 9/2/2029	40,000	40,277
California Statewide Cmntys Dev Auth Statewide Cmnty Infrastructure Program Rev Series 2021A, 4% 9/2/2030	45,000	45,378
California Statewide Cmntys Dev Auth Statewide Cmnty Infrastructure Program Rev Series 2021A, 4% 9/2/2031	35,000	35,305
California Statewide Cmntys Dev Auth Statewide Cmnty Infrastructure Program Rev Series 2021C 1, 4% 9/2/2031	85,000	84,501
Inland Valley Development Agency Series 2014A, 5.25% 9/1/2037	1,215,000	1,225,545
Irvine Calif Impt Bd Act 1915 Series 2012, 4% 9/2/2027	45,000	45,128
Irvine Calif Impt Bd Act 1915 Series 2012, 4% 9/2/2028	60,000	60,170
Irvine Calif Uni Sch Dist Spl Series 2017 D, 5% 3/1/2057	770,000	770,782
Ladera Ranch CFD Series 2022, 5% 8/15/2047	2,500,000	2,548,638
Los Angeles Cnty CA Metro Trans Auth Sales Tax Rev Series 2019 A, 5% 7/1/2038	1,445,000	1,507,512
Peninsula Corridor Joint Powers Brd Measure RR Sales Tax Rev Series 2022 A, 5% 6/1/2047	750,000	785,516
River Islands Pub Fing Auth CA Spl Tax 5.25% 9/1/2052 (Assured Guaranty Inc Insured)	425,000	445,241
River Islands Pub Fing Auth CA Spl Tax Series 2022A 1, 5.25% 9/1/2052 (Assured Guaranty Inc Insured)	1,840,000	1,928,659
River Islands Pub Fing Auth CA Spl Tax Series 2023, 5.5% 9/1/2048	1,245,000	1,280,567
Riverside Cnty CA Transn Commn Series 2016A, 2% 6/1/2029	430,000	412,489
Riverside Cnty CA Transn Commn Series 2017B, 5% 6/1/2038	1,710,000	1,758,546
Sacramento CA Area Fld Ctl Agy Series 2016A, 5% 10/1/2036	500,000	503,044
Sacramento CA Spl Tax 5.25% 9/1/2042 (c)	1,065,000	1,092,748
Sacramento CA Spl Tax 5.25% 9/1/2047 (c)	1,060,000	1,068,085
Sacramento CA Spl Tax Series 2021, 4% 9/1/2041	295,000	289,895
Sacramento CA Spl Tax Series 2021, 4% 9/1/2046	805,000	733,365
San Francisco CA City & Cnty Redev Agcy Tax Allocation (Mission Bay South Rda Proj.) Series 2014A, 5% 8/1/2043	70,000	70,051
San Francisco Calif City & Cnty Spl Tax Dist No 2020-1 Series 2023 B, 5.75% 9/1/2053 (c)	510,000	532,620
West Sacramento CA Fin Spl Tax Series A, 5% 9/1/2034 (Assured Guaranty Inc Insured)	280,000	310,306
TOTAL SPECIAL TAX		20,941,704
Tobacco Bonds - 0.1%
California Stwde Fing Auth Tobacco Settlement Rev Series 2002 A, 6% 5/1/2043	210,000	213,918
California Tobacco Securitization Series 2020 B 2, 0% 6/1/2055 (b)	850,000	141,464
Golden State Tobacco Securitization Corp. Tobacco Settlement 5% 6/1/2051	700,000	698,503
Golden State Tobacco Securitization Corp. Tobacco Settlement Series 2021 B 1, 3.85% 6/1/2050	3,940,000	3,603,606
Golden State Tobacco Securitization Corp. Tobacco Settlement Series 2021 B 2, 0% 6/1/2066 (b)	102,090,000	10,169,032
Inland Empire Tobacco Securitization Auth CA Tobacco Settlement Rev 0% 6/1/2036 (b)	2,000,000	1,004,621
Inland Empire Tobacco Securitization Auth CA Tobacco Settlement Rev 0% 6/1/2057 (b)(c)	17,305,000	1,098,875
Inland Empire Tobacco Securitization Auth CA Tobacco Settlement Rev 0% 6/1/2057 (b)	9,000,000	762,467
Tobacco Securitization South CA Tobacco Settlement Rev 5% 6/1/2027	55,000	56,276
Tobacco Securitization South CA Tobacco Settlement Rev 5% 6/1/2028	85,000	88,841
Tobacco Securitization South CA Tobacco Settlement Rev 5% 6/1/2029	55,000	58,582
Tobacco Securitization South CA Tobacco Settlement Rev Series 2019 A CLASS 1, 5% 6/1/2048	770,000	775,883
Tobacco Securitization South CA Tobacco Settlement Rev Series 2019 B 2 CL 2, 0% 6/1/2054 (b)	500,000	92,202
TOTAL TOBACCO BONDS		18,764,270
Transportation - 1.5%
Alameda Corridor CA Tran Auth Rev 0% 10/1/2036 (National Public Finance Guarantee Corporation Insured) (b)	4,000,000	2,740,847
Alameda Corridor CA Tran Auth Rev 5% 10/1/2034	1,625,000	1,633,992
Alameda Corridor CA Tran Auth Rev 5% 10/1/2037	540,000	542,525
Alameda Corridor CA Tran Auth Rev Series 2022 A, 0% 10/1/2048 (i)	2,000,000	1,193,668
Alameda Corridor CA Tran Auth Rev Series 2022 C, 0% 10/1/2052 (Assured Guaranty Inc Insured) (i)	3,180,000	1,852,837
Alameda Corridor CA Tran Auth Rev Series 2024A, 0% 10/1/2052 (Assured Guaranty Inc Insured) (b)	1,445,000	412,270
Bay Area Toll Auth CA Bridge Rev Series 2001A, 2.82% tender 4/1/2036 (g)	6,505,000	6,522,797
Burbank Glendale Pasadena Arpt Auth Calif Arpt Rev Series 2024B, 4.125% 7/1/2041 (Assured Guaranty Inc Insured) (h)	1,000,000	998,872
Burbank Glendale Pasadena Arpt Auth Calif Arpt Rev Series 2024B, 5% 7/1/2032 (h)	1,000,000	1,095,687
Burbank Glendale Pasadena Arpt Auth Calif Arpt Rev Series 2024B, 5% 7/1/2034 (h)	750,000	831,563
Burbank Glendale Pasadena Arpt Auth Calif Arpt Rev Series 2024B, 5% 7/1/2035 (h)	705,000	776,960
California Mun Fn Auth Rev (Linxs Apm Project Proj.) Series 2018 A, 4% 12/31/2047 (h)	3,900,000	3,524,252
California Mun Fn Auth Rev (Linxs Apm Project Proj.) Series 2018 A, 5% 12/31/2036 (h)	1,260,000	1,290,639
California Mun Fn Auth Rev (Linxs Apm Project Proj.) Series 2018 A, 5% 12/31/2043 (h)	6,840,000	6,933,593
California Mun Fn Auth Rev (Linxs Apm Project Proj.) Series 2018 A, 5% 12/31/2047 (h)	2,335,000	2,340,563
California Mun Fn Auth Rev (San Francisco Mta Bus Fac Proj Proj.) Series 2026, 5% 1/1/2041 (c)(h)	450,000	464,763
California Mun Fn Auth Rev (San Francisco Mta Bus Fac Proj Proj.) Series 2026, 6% 1/1/2055 (c)(h)	780,000	817,971
California Mun Fn Auth Rev (San Francisco Mta Bus Fac Proj Proj.) Series 2026A, 5% 9/1/2060	1,000,000	1,034,416
California Mun Fn Auth Rev (San Francisco Mta Bus Fac Proj Proj.) Series 2026A, 5.5% 9/1/2060	2,750,000	2,963,122
California Municipal Finance Authority (United Airlines Holdings Inc Proj.) Series 2019, 4% 7/15/2029 (h)	540,000	544,479
Foothill/Estrn Transn CA Toll 4% 1/15/2043	250,000	251,345
Foothill/Estrn Transn CA Toll Series 2013 B 2, 3.5% 1/15/2053 (g)	450,000	375,630
Foothill/Estrn Transn CA Toll Series 2021 A, 4% 1/15/2046	2,941,000	2,853,708
Foothill/Estrn Transn CA Toll Series 2021 A, 4% 1/15/2046	1,414,000	1,383,114
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2034 (Build America Mutual Assurance Co Insured) (h)	1,000,000	1,110,799
Long Beach Calif Arpt Rev Series 2022 B, 5% 6/1/2033 (Assured Guaranty Inc Insured)	30,000	34,155
Long Beach Calif Arpt Rev Series 2022 B, 5% 6/1/2034 (Assured Guaranty Inc Insured)	25,000	28,313
Long Beach Calif Arpt Rev Series 2022 B, 5% 6/1/2035 (Assured Guaranty Inc Insured)	20,000	22,557
Long Beach Calif Arpt Rev Series 2022 B, 5% 6/1/2036 (Assured Guaranty Inc Insured)	20,000	22,449
Long Beach Calif Arpt Rev Series 2022 B, 5% 6/1/2037 (Assured Guaranty Inc Insured)	30,000	33,431
Long Beach Calif Arpt Rev Series 2022 B, 5% 6/1/2038 (Assured Guaranty Inc Insured)	20,000	22,167
Long Beach Calif Arpt Rev Series 2022 B, 5% 6/1/2039 (Assured Guaranty Inc Insured)	35,000	38,647
Long Beach Calif Arpt Rev Series 2022A, 5% 6/1/2033 (Assured Guaranty Inc Insured)	30,000	34,155
Long Beach Calif Arpt Rev Series 2022A, 5% 6/1/2034 (Assured Guaranty Inc Insured)	25,000	28,313
Long Beach Calif Arpt Rev Series 2022A, 5% 6/1/2035 (Assured Guaranty Inc Insured)	20,000	22,557
Long Beach Calif Arpt Rev Series 2022A, 5% 6/1/2036 (Assured Guaranty Inc Insured)	50,000	56,123
Long Beach Calif Arpt Rev Series 2022A, 5% 6/1/2037 (Assured Guaranty Inc Insured)	45,000	50,148
Long Beach Calif Arpt Rev Series 2022A, 5% 6/1/2039 (Assured Guaranty Inc Insured)	30,000	33,126
Los Angeles CA Dept Arpts Rev 4% 5/15/2041 (h)	1,000,000	990,557
Los Angeles CA Dept Arpts Rev 5% 5/15/2041 (h)	2,600,000	2,604,248
Los Angeles CA Dept Arpts Rev 5% 5/15/2043 (h)	2,150,000	2,204,895
Los Angeles CA Dept Arpts Rev 5.25% 5/15/2043 (h)	1,500,000	1,648,997
Los Angeles CA Dept Arpts Rev 5.5% 5/15/2055 (h)	1,250,000	1,328,444
Los Angeles CA Dept Arpts Rev Series 2018 A, 5% 5/15/2044 (h)	3,555,000	3,608,376
Los Angeles CA Dept Arpts Rev Series 2018 A, 5.25% 5/15/2038 (h)	375,000	387,156
Los Angeles CA Dept Arpts Rev Series 2018 C, 5% 5/15/2044 (h)	1,565,000	1,578,699
Los Angeles CA Dept Arpts Rev Series 2019 D, 5% 5/15/2038 (h)	725,000	747,618
Los Angeles CA Dept Arpts Rev Series 2019 F, 4% 5/15/2049 (h)	850,000	772,892
Los Angeles CA Dept Arpts Rev Series 2019 F, 5% 5/15/2034 (h)	385,000	403,651
Los Angeles CA Dept Arpts Rev Series 2020C, 4% 5/15/2050 (h)	750,000	676,081
Los Angeles CA Dept Arpts Rev Series 2020C, 5% 5/15/2037 (h)	770,000	811,581
Los Angeles CA Dept Arpts Rev Series 2021 A, 5% 5/15/2036 (h)	365,000	390,614
Los Angeles CA Dept Arpts Rev Series 2021 A, 5% 5/15/2037 (h)	270,000	287,832
Los Angeles CA Dept Arpts Rev Series 2021 A, 5% 5/15/2038 (h)	595,000	632,233
Los Angeles CA Dept Arpts Rev Series 2021 A, 5% 5/15/2039 (h)	885,000	937,412
Los Angeles CA Dept Arpts Rev Series 2022 G, 4% 5/15/2047 (h)	2,000,000	1,858,491
Los Angeles CA Dept Arpts Rev Series 2022 G, 5% 5/15/2047 (h)	500,000	512,788
Los Angeles CA Dept Arpts Rev Series 2022 G, 5.5% 5/15/2036 (h)	400,000	442,822
Los Angeles CA Dept Arpts Rev Series 2022 G, 5.5% 5/15/2040 (h)	300,000	327,360
Los Angeles CA Dept Arpts Rev Series 2022 H, 5.5% 5/15/2047 (h)	2,925,000	3,084,399
Los Angeles CA Dept Arpts Rev Series 2022A, 4% 5/15/2041 (h)	2,000,000	1,981,113
Riverside County Transportation Commission (91 Express Lanes Proj.) Series 2021 B1, 4% 6/1/2037	560,000	581,686
Riverside County Transportation Commission (91 Express Lanes Proj.) Series 2021 B1, 4% 6/1/2038	2,150,000	2,226,841
Riverside County Transportation Commission (91 Express Lanes Proj.) Series 2021 B1, 4% 6/1/2046	1,960,000	1,924,568
Sacramento Cnty CA Arpt Sys Rv Series 2018 C, 5% 7/1/2037 (h)	590,000	604,810
Sacramento Cnty CA Arpt Sys Rv Series 2025D, 5.25% 7/1/2041 (Assured Guaranty Inc Insured) (h)	1,055,000	1,172,844
Sacramento Cnty CA Arpt Sys Rv Series 2025D, 5.25% 7/1/2044 (Assured Guaranty Inc Insured) (h)	1,965,000	2,137,792
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2021 B, 4% 7/1/2046 (h)	405,000	379,089
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2021 B, 4% 7/1/2056 (h)	555,000	483,107
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2021 B, 5% 7/1/2046 (h)	505,000	517,807
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2021 B, 5% 7/1/2051 (h)	505,000	510,052
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2023B, 5% 7/1/2053 (h)	1,400,000	1,419,753
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2025 B, 5.25% 7/1/2037 (h)	1,500,000	1,703,348
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2025 B, 5.25% 7/1/2038 (h)	670,000	756,736
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2025 B, 5.25% 7/1/2043 (h)	2,200,000	2,414,046
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2025 B, 5.5% 7/1/2055 (h)	2,075,000	2,203,516
San Francisco CA City & County Airports Commission International Airport Revenue (Sfo Fuel CO LLC Proj.) Series 2019 A, 5% 1/1/2035 (Pre-refunded to 1/2/2029 at 100) (h)	860,000	908,134
San Francisco CA City & County Airports Commission International Airport Revenue (Sfo Fuel CO LLC Proj.) Series 2019 A, 5% 1/1/2047 (Pre-refunded to 1/2/2029 at 100) (h)	360,000	380,148
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2027 (h)	2,245,000	2,288,018
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2028 (h)	2,990,000	3,110,251
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2029 (h)	2,005,000	2,124,192
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2048 (h)	1,085,000	1,089,765
San Francisco CA City & County Airports Commission International Airport Revenue Series 2017A, 5% 5/1/2047 (h)	1,500,000	1,502,916
San Francisco CA City & County Airports Commission International Airport Revenue Series 2017A, 5.25% 5/1/2042 (h)	2,000,000	2,024,311
San Francisco CA City & County Airports Commission International Airport Revenue Series 2018 D, 5% 5/1/2043 (h)	2,100,000	2,137,002
San Francisco CA City & County Airports Commission International Airport Revenue Series 2019 A, 5% 1/1/2037 (Pre-refunded to 1/2/2029 at 100) (h)	280,000	295,670
San Francisco CA City & County Airports Commission International Airport Revenue Series 2021 A, 5% 5/1/2031 (h)	1,775,000	1,936,821
San Francisco CA City & County Airports Commission International Airport Revenue Series 2021 A, 5% 5/1/2034 (h)	1,650,000	1,773,716
San Francisco CA City & County Airports Commission International Airport Revenue Series 2021 A, 5% 5/1/2035 (h)	2,410,000	2,577,269
San Francisco CA City & County Airports Commission International Airport Revenue Series 2023 C, 5% 5/1/2033 (h)	1,750,000	1,939,030
San Francisco CA City & County Airports Commission International Airport Revenue Series 2023 C, 5.5% 5/1/2042 (h)	2,110,000	2,320,457
San Francisco CA City & County Airports Commission International Airport Revenue Series 2023 C, 5.5% 5/1/2043 (h)	1,570,000	1,718,601
San Francisco CA City & County Airports Commission International Airport Revenue Series 2023 C, 5.75% 5/1/2048 (h)	5,050,000	5,450,892
San Francisco CA City & County Airports Commission International Airport Revenue Series 2024 A, 5.25% 5/1/2040 (h)	2,500,000	2,764,053
San Francisco CA City & County Airports Commission International Airport Revenue Series 2024 A, 5.25% 5/1/2041 (h)	3,500,000	3,847,856
San Francisco CA City & County Airports Commission International Airport Revenue Series 2024 A, 5.25% 5/1/2042 (h)	1,500,000	1,638,507
San Francisco CA City & County Airports Commission International Airport Revenue Series 2024 A, 5.25% 5/1/2043 (h)	5,120,000	5,563,633
San Francisco CA City & County Airports Commission International Airport Revenue Series 2024 A, 5.25% 5/1/2044 (h)	500,000	539,179
San Francisco CA City & County Airports Commission International Airport Revenue Series 2024 A, 5.25% 5/1/2049 (h)	1,920,000	2,008,854
San Francisco CA City & County Airports Commission International Airport Revenue Series 2025 A, 5% 5/1/2034 (h)	13,080,000	14,547,095
San Francisco CA City & County Airports Commission International Airport Revenue Series 2025 A, 5.5% 5/1/2055 (h)	9,600,000	10,178,562
San Francisco CA City & County Airports Commission International Airport Revenue Series 2026 A, 5.25% 5/1/2041 (h)(j)	26,035,000	29,162,928
San Francisco CA City & County Airports Commission International Airport Revenue Series 2026 A, 5.5% 5/1/2056 (h)(j)	855,000	910,079
San Francisco CA City & County Airports Commission International Airport Revenue Series SECOND 2019E, 5% 5/1/2038 (h)	915,000	949,466
San Francisco CA City & County Airports Commission International Airport Revenue Series SECOND 2019E, 5% 5/1/2039 (h)	1,045,000	1,082,250
San Francisco CA City & County Airports Commission International Airport Revenue Series SECOND 2019E, 5% 5/1/2040 (h)	485,000	501,339
San Francisco CA City & County Airports Commission International Airport Revenue Series SECOND 2019E, 5% 5/1/2045 (h)	2,000,000	2,037,642
San Francisco CA City & County Airports Commission International Airport Revenue Series SECOND 2019E, 5% 5/1/2050 (h)	2,000,000	2,012,897
San Jose Calif Arpt Rev Series 2017A, 5% 3/1/2041 (h)	1,400,000	1,409,797
TOTAL TRANSPORTATION		204,902,137
Water & Sewer - 0.3%
California Infrastructure & Economic Development Bank (CA St Clean Water Revolving Fund Proj.) 4% 10/1/2043	5,000,000	5,080,850
California Pollution Control Financing Authority Series 2019, 5% 11/21/2045 (c)	1,930,000	1,964,915
California Pollution Control Financing Authority Series 2019, 5% 7/1/2029 (c)	255,000	261,939
California Pollution Control Financing Authority Series 2019, 5% 7/1/2039 (c)	1,760,000	1,804,468
City of Los Angeles CA Wastewater System Revenue Series 2018A, 5% 6/1/2048	2,025,000	2,065,649
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev 5% 7/1/2043	1,000,000	1,058,330
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev 6.603% 7/1/2050	7,250,000	7,746,980
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2023 A, 5% 7/1/2043	1,100,000	1,173,343
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2025 C, 5% 7/1/2041	3,000,000	3,278,151
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2025 C, 5% 7/1/2042 (Build America Mutual Assurance Co Insured)	3,000,000	3,271,265
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2025 C, 5% 7/1/2043	4,380,000	4,741,026
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2025 C, 5% 7/1/2044 (Build America Mutual Assurance Co Insured)	1,500,000	1,609,686
Richmond Calif Wastewater Rev Series 2017A, 5.25% 8/1/2047	1,400,000	1,422,442
San Diego CA Pub Facs Fing Auth Wtr Rev 5.25% 8/1/2048	750,000	806,117
San Diego County Water Authority 5% 5/1/2047	1,780,000	1,883,995
Southern Calif Wtr Replenishment Dist Fing Auth Replenishment Assmt Rev Series 2018, 5% 8/1/2048	3,615,000	3,700,265
TOTAL WATER & SEWER		41,869,421
TOTAL CALIFORNIA		803,828,263
California,New Hampshire - 0.0%
Housing - 0.0%
National Fin Auth NH Hosp Rev Series 4 Class BCA, 3.809% 7/20/2040 (g)	625,000	563,994
Colorado - 1.7%
Education - 0.2%
Colorado Edl & Cultural Fac Auth Rev (University of Denver, CO Proj.) Series 2017 A, 5% 3/1/2047	1,180,000	1,185,287
Colorado Edl & Cultural Fac Auth Rev Series 2012, 5% 7/15/2037	115,000	115,133
Colorado Edl & Cultural Fac Auth Rev Series 2013, 5% 6/1/2029	190,000	190,219
Colorado Edl & Cultural Fac Auth Rev Series 2014, 5% 11/15/2031	395,000	396,789
Colorado Edl & Cultural Fac Auth Rev Series 2014, 5% 8/15/2030	85,000	85,092
Colorado Edl & Cultural Fac Auth Rev Series 2014, 5% 8/15/2034	105,000	105,250
Colorado Edl & Cultural Fac Auth Rev Series 2017 A, 5% 3/1/2043	890,000	897,071
Colorado Edl & Cultural Fac Auth Rev Series 2018 A, 4% 12/1/2048	730,000	645,192
Colorado Edl & Cultural Fac Auth Rev Series 2018, 5% 4/1/2038	65,000	66,077
Colorado Edl & Cultural Fac Auth Rev Series 2018, 5% 4/1/2048	75,000	75,054
Colorado Edl & Cultural Fac Auth Rev Series 2018, 5% 4/1/2053	80,000	78,472
Colorado Edl & Cultural Fac Auth Rev Series A, 5% 12/1/2038	215,000	215,114
Colorado Edl & Cultural Facs Auth Rev 4% 6/1/2052	300,000	255,522
Colorado Edl & Cultural Facs Auth Rev 4% 6/1/2056	300,000	251,640
Colorado Edl & Cultural Facs Auth Rev 5.25% 12/1/2052	1,825,000	1,872,630
Colorado Edl & Cultural Facs Auth Rev Series 2020 A, 5% 3/15/2040	370,000	379,353
Colorado Edl & Cultural Facs Auth Rev Series 2020 A, 5% 3/15/2050	765,000	764,993
Colorado Edl & Cultural Facs Auth Rev Series 2020 A, 5% 3/15/2055	1,130,000	1,117,243
Colorado Edl & Cultural Facs Auth Rev Series 2020, 4% 9/1/2050	100,000	85,554
Colorado Edl & Cultural Facs Auth Rev Series 2020, 4% 9/1/2055	185,000	153,878
Colorado Edl & Cultural Facs Auth Rev Series 2020, 5% 12/1/2040	755,000	771,033
Colorado Edl & Cultural Facs Auth Rev Series 2020, 5% 12/1/2050	3,870,000	3,790,724
Colorado Edl & Cultural Facs Auth Rev Series 2020, 5% 12/1/2055	305,000	294,756
Colorado Edl & Cultural Facs Auth Rev Series 2023A, 4.25% 7/1/2043	1,745,000	1,666,736
Colorado Edl & Cultural Facs Auth Rev Series 2023A, 4.5% 7/1/2058	1,470,000	1,314,606
Colorado Edl & Cultural Facs Auth Rev Series 2024 A, 5% 1/15/2044	570,000	595,664
Colorado Edl & Cultural Facs Auth Rev Series 2024 A, 5.75% 4/1/2059 (c)	550,000	531,862
Colorado Edl & Cultural Facs Auth Rev Series 2024 A, 5.8% 4/1/2054 (c)	600,000	590,099
Colorado Edl & Cultural Facs Auth Rev Series 2025A, 5.25% 12/1/2045	700,000	707,450
Colorado Edl & Cultural Facs Auth Rev Series 2026A, 4.375% 6/1/2036 (c)	1,525,000	1,500,019
University Colo Enterprise Sys Series 2021 C 3B, 2% tender 6/1/2051 (g)	675,000	671,974
TOTAL EDUCATION		21,370,486
Electric Utilities - 0.0%
Arkansas River Pwr Auth Colo Pwr Rev 5% 10/1/2038	635,000	648,712
Arkansas River Pwr Auth Colo Pwr Rev 5% 10/1/2043	500,000	507,985
Colorado Springs Colo Utils Series 2021 B, 4% 11/15/2046	2,500,000	2,456,716
Colorado Springs Colo Utils Series 2022B, 5.25% 11/15/2052	1,000,000	1,052,269
Colorado Springs Colo Utils Series 2024A, 5.25% 11/15/2054	500,000	532,026
Public Auth For CO Energy Nat Gas Pur Rev 6.25% 11/15/2028 (Merrill Lynch & Co Inc Guaranteed)	715,000	745,398
TOTAL ELECTRIC UTILITIES		5,943,106
General Obligations - 0.3%
Adams & Arapaho Sch Dist 28j Series 2025, 5.5% 12/1/2037	3,110,000	3,705,040
Adams & Arapaho Sch Dist 28j Series 2025, 5.5% 12/1/2047	3,080,000	3,407,763
Adams Cnty Colo Sch Dist No Oo1 Series 2017, 5.25% 12/1/2040	1,000,000	1,008,374
Cherry Creek CO Sch Dist No 5 Series 2017 B, 2.3% 12/15/2028	1,000,000	978,625
Colorado Ctfs of Prtn (Colorado St Proj.) Series 2022, 6% 12/15/2040	5,170,000	5,950,124
Colorado Science and Technology Park Metropolitan District No 1 Series 2024 A, 5% 12/1/2054 (Assured Guaranty Inc Insured)	920,000	924,701
Colorado Science and Technology Park Metropolitan District No 1 Series 2024 B, 4.5% 12/15/2044 (Assured Guaranty Inc Insured)	700,000	703,661
Colorado Science and Technology Park Metropolitan District No 1 Series 2024 B, 4.75% 12/15/2054 (Assured Guaranty Inc Insured)	1,315,000	1,302,976
Colorado St Bldg Excellent Schs Today Ctfs Partn (Colorado St Proj.) 5% 3/15/2037	130,000	133,555
Colorado St Bldg Excellent Schs Today Ctfs Partn (Colorado St Proj.) Series 2021 S, 4% 3/15/2046	3,295,000	3,119,438
Colorado St Bldg Excellent Schs Today Ctfs Partn Series 2017 J, 5.25% 3/15/2042	1,500,000	1,514,959
Denver CO Cty & Cnty Sch Dis 1 5.5% 12/1/2047	2,350,000	2,597,589
Denver CO Cty & Cnty Sch Dis 1 5.5% 12/1/2049	5,090,000	5,579,437
Legacy Community Authority Series 2025A, 6.75% 12/1/2055	500,000	512,928
Public Auth For CO Energy Nat Gas Pur Rev 6.5% 11/15/2038	2,785,000	3,343,132
Sterling Ranch Cmnty Auth Brd CO Spl Assmt Rev 5.625% 12/1/2043	355,000	368,961
TOTAL GENERAL OBLIGATIONS		35,151,263
Health Care - 0.4%
Colorado Health Facilities Authority (Advent Health Proj.) Series 2018A, 4% 11/15/2048	7,855,000	7,023,536
Colorado Health Facilities Authority (Advent Health Proj.) Series 2019 A, 4% 11/15/2038	2,550,000	2,562,010
Colorado Health Facilities Authority (Advent Health Proj.) Series 2019 A, 4% 11/15/2043	1,000,000	962,599
Colorado Health Facilities Authority (Advent Health Proj.) Series 2019 A, 5% 11/15/2039	1,770,000	1,852,217
Colorado Health Facilities Authority (Advent Health Proj.) Series 2021 A, 4% 11/15/2050	1,690,000	1,495,563
Colorado Health Facilities Authority (Advent Health Proj.) Series 2024 B, 5% 11/15/2039	2,355,000	2,572,029
Colorado Health Facilities Authority (Advent Health Proj.) Series A, 5% 11/15/2041	1,475,000	1,476,440
Colorado Health Facilities Authority (CommonSpirit Health Proj.) 5.25% 11/1/2052	2,680,000	2,763,163
Colorado Health Facilities Authority (CommonSpirit Health Proj.) 5.5% 11/1/2047	2,225,000	2,351,717
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 1, 4% 8/1/2044	6,350,000	5,887,925
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 3.25% 8/1/2049	1,975,000	1,517,098
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 4% 8/1/2049	10,625,000	9,333,717
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2037	1,000,000	1,037,250
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2038	2,790,000	2,886,050
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2044	500,000	510,059
Colorado Health Facilities Authority (Commonspirit Health Proj.) Series 2019 B 2, 5% tender 8/1/2049 (g)	50,000	50,040
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2024A, 5.25% 12/1/2054	1,000,000	1,034,425
Colorado Health Facilities Authority (IHC Health Services Inc Proj.) Series 2019 A, 4% 1/1/2036	250,000	253,441
Colorado Health Facilities Authority (IHC Health Services Inc Proj.) Series 2019 A, 4% 1/1/2037	1,975,000	1,992,838
Colorado Health Facilities Authority (Sanford Health, SD Proj.) 5% 11/1/2026	95,000	95,789
Colorado Health Facilities Authority Series 2018 A 1, 5% 9/15/2048	1,195,000	1,175,753
Colorado Health Facilities Authority Series 2018 A 1, 5% 9/15/2053	500,000	477,756
Colorado Health Facilities Authority Series 2018 A, 5% 12/1/2048	600,000	596,639
Colorado Health Facilities Authority Series 2019 A 1, 4% 8/1/2044	1,420,000	1,329,706
Colorado Health Facilities Authority Series 2019 A 2, 3.25% 8/1/2049	400,000	317,136
Colorado Health Facilities Authority Series 2020, 4% 10/1/2035	160,000	159,679
Colorado Health Facilities Authority Series 2020, 4% 10/1/2037	95,000	93,249
Colorado Health Facilities Authority Series 2020, 4% 10/1/2038	70,000	68,164
Colorado Health Facilities Authority Series 2023 A, 4% 5/15/2031	50,000	50,854
Colorado Health Facilities Authority Series 2023 A, 4% 5/15/2032	60,000	60,836
Colorado Health Facilities Authority Series 2023 A, 4% 5/15/2033	60,000	60,639
Colorado Health Facilities Authority Series 2023 A, 4% 5/15/2034	65,000	65,516
Colorado Health Facilities Authority Series 2023 A, 4% 5/15/2035	65,000	65,315
Colorado Health Facilities Authority Series 2023 A, 4% 5/15/2036	70,000	69,984
Colorado Health Facilities Authority Series 2023 A, 4% 5/15/2041	115,000	110,515
Colorado Health Facilities Authority Series 2023 A, 4% 5/15/2048	180,000	156,892
Colorado Health Facilities Authority Series 2025A, 5% 9/1/2035	1,000,000	1,116,684
Colorado Health Facs Auth Rev Series 2013, 8% (f)(l)	1,340,000	846,676
Colorado Health Facs Auth Rev Series A, 5.75% 12/1/2035 (c)	215,000	166,966
Colorado Health Facs Auth Rev Series A, 6.125% 12/1/2045 (c)(f)	950,000	682,006
Colorado Health Facs Auth Rev Series A, 6.25% 12/1/2050 (c)(f)	790,000	550,122
Denver CO Hlth Hsp Ath Hlcr Rv Series 2019 A, 4% 12/1/2038	165,000	155,272
Denver CO Hlth Hsp Ath Hlcr Rv Series 2025A, 5.125% 12/1/2050	375,000	372,857
Denver CO Hlth Hsp Ath Hlcr Rv Series A, 5.25% 12/1/2045	255,000	255,090
Fruita Colo Healthcare Rev 5.5% 1/1/2048 (c)	350,000	339,130
University of Colorado Hospital Authority Series 2018 C, 2.8% 11/15/2039 VRDN (g)	1,900,000	1,900,000
TOTAL HEALTH CARE		58,901,342
Housing - 0.0%
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2019 F, 4.25% 11/1/2049	140,000	141,266
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2019 H, 4.25% 11/1/2049	365,000	369,117
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2021 B, 3% 5/1/2051	510,000	503,962
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2022 CL 1 B, 3.25% 5/1/2052	960,000	948,959
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2023 D, 5.75% 5/1/2053	3,400,000	3,592,560
Denver Colo City & Cnty Hsg Auth Multifamily Hsg Rev Series 2025A, 5% 12/1/2045	240,000	246,383
Gunnison County Housing Authority Series 2025, 5.125% 6/1/2055 (Build America Mutual Assurance Co Insured)	1,260,000	1,296,117
TOTAL HOUSING		7,098,364
Lease Revenue - 0.1%
Adams & Arapahoe Joint School District 28j Aurora Series 2025, 5.5% 12/1/2050 (Build America Mutual Assurance Co Insured)	1,840,000	1,972,794
Colorado Ctfs of Prtn Series 2022, 6% 12/15/2036	2,115,000	2,474,603
Colorado Ctfs of Prtn Series 2022, 6% 12/15/2041	2,760,000	3,170,048
Denver Co City & Cnty Ctfs Ptn Series 2018A, 5.375% 6/1/2043	2,000,000	2,002,269
TOTAL LEASE REVENUE		9,619,714
Other - 0.2%
Adams 12 Five Star Schs Colo Series 2025, 5.25% 12/15/2038	1,620,000	1,845,719
Aurora Crossroads Met Dist No2 Colo Series 2025 A 1, 0% 12/1/2055 (i)	1,000,000	940,602
Aurora Crossroads Met Dist No2 Colo Series 2025 A 3, 6.125% 12/1/2055	3,000,000	3,078,421
Berthoud-Heritage Met Dist No1 Colo 5.25% 12/1/2048 (Assured Guaranty Inc Insured)	1,125,000	1,159,980
Canyons Metropolitan District No 5 Series 2024B, 6.5% 12/15/2054	600,000	600,039
City Center West Residential Metropolitan District No 2 Series 2025, 5.25% 12/1/2040 (Assured Guaranty Inc Insured)	198,000	213,292
City Center West Residential Metropolitan District No 2 Series 2025, 5.5% 12/1/2045 (Assured Guaranty Inc Insured)	400,000	428,119
City Center West Residential Metropolitan District No 2 Series 2025, 5.75% 12/1/2049 (Assured Guaranty Inc Insured)	780,000	833,273
Colorado Brdg & Tunl Enterprise Infrastructure Rev Series 2024 A, 5.5% 12/1/2054 (Assured Guaranty Inc Insured)	1,000,000	1,068,005
Colorado Brdg & Tunl Enterprise Infrastructure Rev Series 2025 A, 5.25% 12/1/2054 (Assured Guaranty Inc Insured)	1,500,000	1,574,713
Colorado Brdg Enterprise Rev Series 2017, 4% 6/30/2051 (h)	750,000	635,068
Colorado Edl & Cultural Facs Auth Rev 6.875% 2/1/2059 (c)	3,365,000	3,552,488
Colorado Health Facilities Authority Series 2025A, 5.125% 12/1/2045	420,000	431,452
Colorado Health Facilities Authority Series 2025A, 5.125% 12/1/2050	570,000	570,363
Colorado Health Facilities Authority Series 2025A, 5.125% 12/1/2055	385,000	379,933
Colorado Health Facilities Authority Series 2025A, 5.25% 5/15/2048	165,000	168,820
Colorado Hsg & Fin Auth Multifamily Hsg Rev Series 2025, 3.375% tender 7/1/2044 (g)	850,000	854,083
Foster Farm Business Improvement District Gen. Oblig. Series 2025A, 0% 12/1/2055 (c)(i)	2,500,000	1,765,402
Green Valley Ranch East Metropolitan District No 9 Series 2025A, 0% 12/1/2055 (i)	1,750,000	1,445,817
Hogback Met Dist Colo Series 2021 A, 5% 12/1/2051	500,000	469,446
Johnstown Plaza Met Dist Colo Series 2022, 4.25% 12/1/2046	649,000	637,729
Lakes At Centerra Met Dist No2 Colo Series 2024A, 5% 12/1/2049 (Assured Guaranty Inc Insured)	1,500,000	1,523,598
Mesa Cnty Colo Sch Dist No 50 Series 2024, 5.5% 12/1/2049	1,600,000	1,717,087
Middle-Income Housing Authority Series 2025A, 4.5% 7/1/2035	1,080,000	1,090,470
Palisade Metropolitan District No 2 0% 12/15/2054 (c)(i)	700,000	688,173
Parterre Metropolitan District No 5 5.875% 12/1/2045	500,000	528,772
Pinnacle Farms Metropolitan District No 1 6.5% 12/1/2055 (c)	1,900,000	1,952,502
Prairie Point Community Authority Board Special Improvement District No 1 5.75% 12/1/2045	525,000	535,280
Redtail Ridge Metropolitan District 0% 12/1/2032 (b)	2,225,000	1,442,254
St Vrain Lakes Metropolitan District No 4 Series 2024A, 0% 9/20/2054 (c)(i)	1,000,000	745,681
Sterling Ranch Community Authority Board Series 2024A, 5.75% 12/1/2054 (c)	600,000	606,189
Vail Home Partners Corp Series 2025, 5.875% 10/1/2055 (c)	1,375,000	1,424,241
Villages Castle Rock Met Dist CO No 6 Series 2021A, 4.125% 12/1/2051 (c)	700,000	623,918
Whispering Pines Metropolitan District No 1 Series 2023, 5% 12/1/2052 (Assured Guaranty Inc Insured)	255,000	258,997
TOTAL OTHER		35,789,926
Special Tax - 0.2%
Berthoud-Heritage Metropolitan District No 1 Series 2019, 5.625% 12/1/2048	1,215,000	1,227,150
Citadel On Colfax Business Impt Dist Colo Spl Rev & Tax Supported Series 2020 A, 5.35% 12/1/2050	250,000	238,660
Colorado Intl Ctr Metro Dist No 14 Series 2018, 5.875% 12/1/2046	990,000	991,034
Copper Ridge Met Dist Colo Taxincrement & Sales Tax Supported Rev Series 2019, 5% 12/1/2039	500,000	502,117
Denver Colo City & Cnty Dedicated Tax Rev Series 2018 A 1, 5% 8/1/2048	5,500,000	5,503,632
Denver Colo Convention Ctr Hotel Auth Rev Series 2016, 5% 12/1/2040	345,000	345,693
Independence Metropolitan District No 3 Series 2024 A, 5.375% 12/1/2054	500,000	501,540
Jefferson Ctr Met Dist No 2 Colo Spl Rev Series 2026A, 5% 12/1/2036 (c)	1,222,000	1,228,301
Jefferson Ctr Met Dist No 2 Colo Spl Rev Series 2026A, 6% 12/1/2056 (c)	3,038,000	3,055,416
Jones District Community Authority Board Series 2020 A, 5.75% 12/1/2050 (i)	500,000	496,384
Painted Prairie Met Dist No 2 Series 2018, 5.25% 12/1/2048	500,000	483,685
Park Creek Met Dist Colo Rev 4% 12/1/2037 (Assured Guaranty Inc Insured)	250,000	251,757
Park Creek Met Dist Colo Rev Series 2016 A, 5% 12/1/2030	310,000	313,154
Park Creek Met Dist Colo Rev Series 2016 A, 5% 12/1/2031	350,000	353,474
Park Creek Met Dist Colo Rev Series 2016 A, 5% 12/1/2032	370,000	373,525
Park Creek Met Dist Colo Rev Series 2016 A, 5% 12/1/2033	375,000	378,405
Park Creek Met Dist Colo Rev Series 2016 A, 5% 12/1/2034	305,000	307,632
Park Creek Met Dist Colo Rev Series 2016 A, 5% 12/1/2035	345,000	347,756
Peak Met Dist No 1 Colo Series 2021A, 5% 12/1/2051 (c)	500,000	429,537
Pueblo CO Urban Renewal Auth Tax Increment Rev Series 2021 A, 4.75% 12/1/2045 (c)	820,000	794,188
Rampart Range Metropolitan District No 5 Series 2021, 4% 12/1/2036	500,000	480,480
Rampart Range Metropolitan District No 5 Series 2021, 4% 12/1/2051	1,250,000	1,015,731
Regional Transn Dist CO Sales Series 2016 A, 5% 11/1/2036	585,000	589,284
Regional Transn Dist CO Sales Series 2016 A, 5% 11/1/2046	2,475,000	2,483,079
Riverwalk Met Dist No 2 Colo Spl Rev Series 2022 A, 5% 12/1/2052	890,000	772,105
Southern Ute Indian Tribe of Southern Ute Indian Reservn Colo Gen. Oblig. 5% 4/1/2035 (c)	2,300,000	2,486,834
Vauxmont Metropolitan District 5% 12/1/2033 (Assured Guaranty Inc Insured)	180,000	190,233
Vauxmont Metropolitan District 5% 12/1/2050 (Assured Guaranty Inc Insured)	457,000	461,300
Vauxmont Metropolitan District 5% 12/15/2026 (Assured Guaranty Inc Insured)	9,000	9,094
Vauxmont Metropolitan District 5% 12/15/2032 (Assured Guaranty Inc Insured)	127,000	129,635
TOTAL SPECIAL TAX		26,740,815
Transportation - 0.3%
Colorado High Performance Transportation Enterprise Series 2017, 5% 12/31/2047	3,670,000	3,669,808
Colorado High Performance Transportation Enterprise Series 2017, 5% 12/31/2051	2,625,000	2,608,995
Colorado High Performance Transportation Enterprise Series 2017, 5% 12/31/2056	3,260,000	3,210,664
Denver CO City & Cnty Arpt 5.75% 11/15/2038 (h)	500,000	562,178
Denver CO City & Cnty Arpt 5.75% 11/15/2040 (h)	575,000	640,684
Denver CO City & Cnty Arpt Series 2017 A, 5% 11/15/2026 (h)	420,000	424,345
Denver CO City & Cnty Arpt Series 2017 A, 5% 11/15/2027 (h)	355,000	365,838
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2030 (h)	945,000	1,018,985
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2034 (h)	1,370,000	1,523,212
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2036 (h)	605,000	624,714
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2037 (h)	2,715,000	2,798,181
Denver CO City & Cnty Arpt Series 2022A, 4.125% 11/15/2047 (h)	740,000	685,123
Denver CO City & Cnty Arpt Series 2022A, 4.125% 11/15/2053 (h)	695,000	623,602
Denver CO City & Cnty Arpt Series 2022A, 5% 11/15/2047 (h)	500,000	511,720
Denver CO City & Cnty Arpt Series 2022A, 5.5% 11/15/2038 (h)	920,000	1,020,135
Denver CO City & Cnty Arpt Series 2022A, 5.5% 11/15/2040 (h)	2,650,000	2,918,229
Denver CO City & Cnty Arpt Series 2022A, 5.5% 11/15/2042 (h)	1,250,000	1,364,380
Denver CO City & Cnty Arpt Series 2023B, 5% 11/15/2032 (h)	1,000,000	1,100,526
Denver CO City & Cnty Arpt Series 2023B, 5.25% 11/15/2035 (h)	2,500,000	2,779,471
Denver CO City & Cnty Arpt Series 2023B, 5.25% 11/15/2036 (h)	750,000	829,181
Denver CO City & Cnty Arpt Series 2023B, 5.5% 11/15/2042 (h)	2,265,000	2,496,928
Denver CO United Air Lines Series 2017, 5% 10/1/2032 (h)	4,525,000	4,529,049
E-470 Pub Hwy Auth Colo Rev 5% 9/1/2036	1,695,000	1,805,297
Regional Transn Dist Colo Private Activity Rev (Denver Transit Partners Eagle P3 Proj.) Series 2020 A, 3% 7/15/2037	240,000	215,687
TOTAL TRANSPORTATION		38,326,932
Water & Sewer - 0.0%
Colorado Wtr Res & Pwr Dev Auth Wtr Res Auth 5% 9/1/2055 (AGM Group Holdings Inc Insured), (Assured Guaranty Inc Insured)	205,000	209,901
Denver CO City & Cnty Brd Wtr 5% 9/15/2028	1,850,000	1,951,285
Denver CO City & Cnty Brd Wtr Series 2016 A, 3% 9/15/2042	1,000,000	880,607
Denver CO City & Cnty Brd Wtr Series 2020 A, 5% 9/15/2045	4,065,000	4,271,078
TOTAL WATER & SEWER		7,312,871
TOTAL COLORADO		246,254,819
Connecticut - 0.7%
Education - 0.1%
Connecticut St Health & Edl Facs Auth Revenue (Connecticut College, CT Proj.) Series M, 4% 7/1/2039	70,000	69,524
Connecticut St Health & Edl Facs Auth Revenue (Connecticut College, CT Proj.) Series M, 4% 7/1/2040	75,000	73,594
Connecticut St Health & Edl Facs Auth Revenue (Connecticut College, CT Proj.) Series M, 4% 7/1/2052	1,390,000	1,197,527
Connecticut St Health & Edl Facs Auth Revenue (Greenwich Academy Proj.) Series G, 4% 3/1/2046	795,000	760,434
Connecticut St Health & Edl Facs Auth Revenue (Greenwich Academy Proj.) Series G, 4% 3/1/2051	1,280,000	1,155,209
Connecticut St Health & Edl Facs Auth Revenue (Sacred Heart University, CT Proj.) Series K, 4% 7/1/2045	185,000	179,880
Connecticut St Health & Edl Facs Auth Revenue (Sacred Heart University, CT Proj.) Series K, 5% 7/1/2037	55,000	57,978
Connecticut St Health & Edl Facs Auth Revenue (Sacred Heart University, CT Proj.) Series K, 5% 7/1/2038	85,000	89,326
Connecticut St Health & Edl Facs Auth Revenue (Sacred Heart University, CT Proj.) Series K, 5% 7/1/2039	85,000	89,054
Connecticut St Health & Edl Facs Auth Revenue (Sacred Heart University, CT Proj.) Series K, 5% 7/1/2040	65,000	67,902
Connecticut St Health & Edl Facs Auth Revenue (Trinity College,Ct Proj.) 5% 6/1/2032	35,000	37,572
Connecticut St Health & Edl Facs Auth Revenue (Trinity College,Ct Proj.) 5% 6/1/2033	25,000	26,757
Connecticut St Health & Edl Facs Auth Revenue (Trinity College,Ct Proj.) 5% 6/1/2034	35,000	37,350
Connecticut St Health & Edl Facs Auth Revenue (Trinity College,Ct Proj.) 5% 6/1/2035	55,000	58,483
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 4% 7/1/2039	1,100,000	981,582
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 4% 7/1/2044	1,335,000	1,126,432
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 4% 7/1/2049	1,255,000	987,168
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 5% 7/1/2032	30,000	30,380
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 5% 7/1/2033	30,000	30,275
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 5% 7/1/2034	15,000	15,111
Connecticut St Hr Ed Supp Loan Series 2019 B, 3.25% 11/15/2035 (h)	135,000	124,956
Connecticut St Hr Ed Supp Loan Series 2026 C, 4.25% 11/15/2043 (h)	700,000	694,958
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2026	60,000	60,096
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2027	40,000	40,874
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2028	80,000	81,770
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2029	50,000	51,086
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2034	60,000	61,077
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2035	65,000	66,119
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2036	20,000	20,327
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2037	85,000	86,312
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2042	425,000	429,731
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) 5% 7/1/2043	605,000	595,245
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) 5% 7/1/2048	250,000	234,595
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2027	60,000	60,792
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2029	155,000	158,113
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2030	120,000	122,250
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2031	1,075,000	1,092,967
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2032	70,000	71,031
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2033	245,000	248,104
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2034	1,390,000	1,405,120
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2035	140,000	141,273
TOTAL EDUCATION		12,918,334
General Obligations - 0.1%
Connecticut St Gen. Oblig. 5% 6/15/2032	150,000	168,162
Connecticut St Gen. Oblig. 5% 9/15/2028	705,000	742,663
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2039	645,000	585,412
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2040	755,000	672,328
Connecticut St Gen. Oblig. Series 2025 B, 5% 12/1/2031	1,330,000	1,480,463
Connecticut St Gen. Oblig. Series 2025A, 5% 3/15/2032	1,750,000	1,955,500
Connecticut St Gen. Oblig. Series 2025A, 5% 3/15/2038	1,850,000	2,090,727
Connecticut St Gen. Oblig. Series A, 5% 4/15/2033	15,000	15,273
Connecticut St Health & Edl Facs Auth Revenue (Connecticut St Univ Sys Proj.) Series Q 1, 5% 11/1/2026 (Connecticut St Guaranteed)	645,000	651,512
New Britain Conn Gen. Oblig. Series 2017 C, 5% 3/1/2029 (Assured Guaranty Inc Insured)	130,000	132,181
New Haven CT Gen. Oblig. Series 2024, 5% 8/1/2031 (Assured Guaranty Inc Insured)	2,340,000	2,567,616
West Haven CT Series 2020, 4% 3/15/2040 (Build America Mutual Assurance Co Insured)	160,000	160,767
TOTAL GENERAL OBLIGATIONS		11,222,604
Health Care - 0.1%
Connecticut St Health & Edl Facs Auth Revenue (Bristol Hospital, CT Proj.) Series 2019A, 5% 7/1/2026 (c)(f)	845,000	464,750
Connecticut St Health & Edl Facs Auth Revenue (Bristol Hospital, CT Proj.) Series 2019A, 5% 7/1/2027 (c)(f)	490,000	269,500
Connecticut St Health & Edl Facs Auth Revenue (Bristol Hospital, CT Proj.) Series 2019A, 5% 7/1/2049 (c)(f)	1,125,000	618,750
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 4% 7/1/2039	170,000	169,509
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 4% 7/1/2040	940,000	929,182
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 4% 7/1/2045	235,000	224,580
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) Series 2026A, 5% 7/1/2045	5,000,000	5,318,881
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) Series 2026A, 5.5% 7/1/2051	2,125,000	2,272,115
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) Series 2026A, 5.5% 7/1/2055 (Assured Guaranty Inc Insured)	2,000,000	2,150,065
Connecticut St Health & Edl Facs Auth Revenue (Nuvance Health Proj.) Series 2019 A, 4% 7/1/2049	1,365,000	1,235,863
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 4% 7/1/2037	195,000	194,600
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 4% 7/1/2039	1,400,000	1,366,737
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 5% 7/1/2032	100,000	107,861
Connecticut State Health & Educational Facilities Authority (Church Home of Hartford Proj.) Series A, 5% 9/1/2046 (c)	190,000	189,972
Connecticut State Health & Educational Facilities Authority (Church Home of Hartford Proj.) Series A, 5% 9/1/2053 (c)	230,000	219,469
Connecticut State Health & Educational Facilities Authority (Masonicare Corp Proj.) Series 2016 F, 5% 7/1/2031	555,000	555,351
Connecticut State Health & Educational Facilities Authority (Masonicare Corp Proj.) Series 2016 F, 5% 7/1/2032	580,000	580,363
Connecticut State Health & Educational Facilities Authority (Masonicare Corp Proj.) Series 2016 F, 5% 7/1/2033	365,000	365,218
Connecticut State Health & Educational Facilities Authority (Masonicare Corp Proj.) Series 2016 F, 5% 7/1/2034	255,000	255,148
Connecticut State Health & Educational Facilities Authority (Masonicare Corp Proj.) Series 2016 F, 5% 7/1/2043	2,340,000	2,340,099
Connecticut State Health & Educational Facilities Authority (Stamford Hospital, CT Proj.) 4% 7/1/2046	1,325,000	1,235,687
Hamden CT (Whitney Center Proj.) Series 2019, 5% 1/1/2040	1,265,000	1,260,389
Hamden CT (Whitney Center Proj.) Series 2019, 5% 1/1/2050	1,330,000	1,196,406
TOTAL HEALTH CARE		23,520,495
Housing - 0.0%
Conn St Hsg Fin Auth (CT Hsg Mortgage Proj.) Series 2019 B 1, 4% 5/15/2049	35,000	35,457
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) 3% 11/15/2049	505,000	497,363
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog Series 2023 B, 5.75% 11/15/2053	1,220,000	1,298,630
TOTAL HOUSING		1,831,450
Other - 0.1%
Connecticut St Health & Edl Facs Auth Revenue Series A 1, 5% 7/1/2044	1,700,000	1,685,909
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog Series 2024 D D 1, 4.8% 11/15/2054	1,150,000	1,155,768
Mohegan Tribal Finance Authority Series 2015, 7% 2/1/2045 (c)	1,960,000	1,975,706
New Canaan Conn Hsg Auth Multifamily Hsg Rev 4% 12/1/2034	3,000,000	3,067,179
Norwalk Conn Hsg Auth Multifamily Tax Exempt Bonds Series 05FN Class PT, 4.4% 9/1/2042	555,000	558,082
Stamford CT Housing Auth 4.75% 10/1/2032	1,705,000	1,764,194
Stamford CT Housing Auth Series 2025 D, 4.25% 10/1/2030	775,000	782,293
TOTAL OTHER		10,989,131
Special Tax - 0.3%
Connecticut St Gen. Oblig. 3% 1/15/2042	4,000,000	3,515,073
Connecticut St Spl Tax Oblig 4% 5/1/2040	3,250,000	3,291,519
Connecticut St Spl Tax Oblig 5% 1/1/2038	1,865,000	1,912,955
Connecticut St Spl Tax Oblig 5.25% 7/1/2040	4,000,000	4,426,396
Connecticut St Spl Tax Oblig Series 2018 B, 5% 10/1/2036	1,495,000	1,555,105
Connecticut St Spl Tax Oblig Series 2020 A, 5% 5/1/2035	1,025,000	1,098,302
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2036	4,445,000	5,057,602
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2042	5,670,000	6,247,345
Great Pond Impt Dist CT Spl Oblig Rev 5.5% 10/1/2042 (c)	555,000	577,842
Great Pond Impt Dist CT Spl Oblig Rev 5.75% 10/1/2052 (c)	1,290,000	1,320,598
Harbor Point Infrastructure Impt Dist Conn Spl Oblig Rev Series 2017, 5% 4/1/2030 (c)	395,000	398,539
Harbor Point Infrastructure Impt Dist Conn Spl Oblig Rev Series 2017, 5% 4/1/2039 (c)	1,820,000	1,834,661
Steelpoint Harbor CT Infrastructure Impt Dist Spl Oblig Rev Series 2021, 4% 4/1/2051 (c)	1,365,000	1,091,341
Steelpoint Harbor CT Infrastructure Impt Dist Spl Oblig Rev Series 2024, 5.625% 4/1/2044 (c)	120,000	125,034
Steelpoint Harbor CT Infrastructure Impt Dist Spl Oblig Rev Series 2024, 6% 4/1/2052 (c)	660,000	679,400
TOTAL SPECIAL TAX		33,131,712
Transportation - 0.0%
State of Connecticut Bradley International Airport CFC Revenue (Bradly Intl Airport Conrac Proj.) Series 2019 A, 4% 7/1/2049 (h)	410,000	363,637
State of Connecticut Bradley International Airport CFC Revenue (Bradly Intl Airport Conrac Proj.) Series 2019 A, 5% 7/1/2049 (h)	480,000	481,518
TOTAL TRANSPORTATION		845,155
TOTAL CONNECTICUT		94,458,881
Delaware - 0.3%
Education - 0.0%
Delaware St Econ Dev Auth Rev Series A, 5% 9/1/2046	100,000	99,993
Delaware St Economic Dev Auth Charter Sch Rev 4% 9/1/2051	400,000	331,736
Delaware St Economic Dev Auth Charter Sch Rev Series 2020, 4% 9/1/2030	35,000	35,252
Delaware St Economic Dev Auth Charter Sch Rev Series 2020, 5% 9/1/2040	185,000	188,720
Delaware St Economic Dev Auth Charter Sch Rev Series 2020, 5% 9/1/2050	245,000	240,988
Delaware St Economic Dev Auth Charter Sch Rev Series 2022A, 3% 6/1/2032	300,000	276,753
Delaware St Economic Dev Auth Charter Sch Rev Series 2022A, 4% 6/1/2052	130,000	99,077
Delaware St Economic Dev Auth Charter Sch Rev Series 2022A, 4% 6/1/2057	1,140,000	839,851
TOTAL EDUCATION		2,112,370
General Obligations - 0.0%
Delaware St Gen. Oblig. Series 2019, 5% 2/1/2030	706,000	750,832
Delaware St Gen. Oblig. Series 2020 A, 5% 1/1/2031	706,000	764,240
TOTAL GENERAL OBLIGATIONS		1,515,072
Health Care - 0.1%
Delaware St Economic Dev Auth Retirement Cmnty Rev Series 2018 B, 5% 11/15/2048	2,495,000	2,496,173
Delaware St Hlth Facs Auth Rev (Beebe Medical Center Proj.) Series 2018, 5% 6/1/2037	140,000	142,909
Delaware St Hlth Facs Auth Rev (Beebe Medical Center Proj.) Series 2018, 5% 6/1/2043	1,700,000	1,716,224
Delaware St Hlth Facs Auth Rev (Beebe Medical Center Proj.) Series 2018, 5% 6/1/2048	2,500,000	2,456,589
Delaware St Hlth Facs Auth Rev (Beebe Medical Center Proj.) Series 2018, 5% 6/1/2050	930,000	868,870
Delaware St Hlth Facs Auth Rev (Christiana Health Svcs Proj.) Series 2020 A, 5% 10/1/2045	2,785,000	2,863,580
Delaware St Hlth Facs Auth Rev (Christiana Health Svcs Proj.) Series 2026, 5.25% 10/1/2051	2,625,000	2,777,000
Delaware St Hlth Facs Auth Rev Series 2018, 4.375% 6/1/2048	350,000	317,424
Sussex Cnty DE Rev Series 2016, 5% 1/1/2036	1,145,000	1,147,074
TOTAL HEALTH CARE		14,785,843
Housing - 0.1%
Delaware State Hsg Auth Rev Series 2025 A, 5.75% 1/1/2056	1,945,000	2,115,831
Delaware State Hsg Auth Rev Series 2025B, 6% 1/1/2056	1,960,000	2,165,558
Delaware State Hsg Auth Rev Series 2025C, 6% 1/1/2056	500,000	548,538
Delaware State Hsg Auth Rev Series 2025E, 5.5% 1/1/2056	2,500,000	2,704,900
Kent Cnty Del Student Hsg & Dining Fac Rev Series 2018 A, 5% 7/1/2032	35,000	35,320
Kent Cnty Del Student Hsg & Dining Fac Rev Series 2018 A, 5% 7/1/2040	160,000	160,667
Kent Cnty Del Student Hsg & Dining Fac Rev Series 2018 A, 5% 7/1/2048	415,000	396,991
Kent Cnty Del Student Hsg & Dining Fac Rev Series 2018 A, 5% 7/1/2053	910,000	844,871
Kent Cnty Del Student Hsg & Dining Fac Rev Series 2018 A, 5% 7/1/2058	1,470,000	1,337,554
TOTAL HOUSING		10,310,230
Other - 0.1%
Bridgeville DE Spl Oblig Series 2024, 5.625% 7/1/2053 (c)	1,000,000	1,007,703
Delaware St Economic Dev Auth Retirement Cmnty Rev Series 2023B, 5.25% 11/15/2053	3,330,000	3,361,249
Delaware State Housing Authority Series 2023, 4.65% 1/1/2041	5,025,842	5,227,274
TOTAL OTHER		9,596,226
Special Tax - 0.0%
Bridgeville DE Spl Oblig Series 2024, 5.25% 7/1/2044 (c)	375,000	378,526
Delaware Trans Auth Tran Sys Rev 3% 7/1/2043	3,000,000	2,614,196
TOTAL SPECIAL TAX		2,992,722
Transportation - 0.0%
Delaware Trans Auth US 301 Rev 5% 6/1/2055 (DE TT Trust 301 Project Guaranteed)	3,313,000	3,313,023
Delaware Trans Auth US 301 Rev Series 2015, 5% 6/1/2045	740,000	740,201
Delaware Transn Auth Grnt Antic Bonds Series 2020, 5% 9/1/2034	590,000	634,855
Delaware Transn Auth Grnt Antic Bonds Series 2020, 5% 9/1/2035	590,000	632,791
TOTAL TRANSPORTATION		5,320,870
TOTAL DELAWARE		46,633,333
District Of Columbia - 0.4%
Education - 0.0%
District Columbia Rev (Catholic Univ of Amer WA DC Proj.) Series 2018, 5% 10/1/2026	55,000	55,306
District Columbia Rev (Catholic Univ of Amer WA DC Proj.) Series 2018, 5% 10/1/2027	60,000	61,320
District Columbia Rev Series 2016A, 5% 6/1/2036	420,000	420,212
District Columbia Rev Series 2016A, 5% 6/1/2041	275,000	275,044
District Columbia Rev Series 2016A, 5% 6/1/2046	405,000	403,711
District Columbia Rev Series 2017 B, 5% 7/1/2042	2,230,000	2,238,909
District Columbia Rev Series 2017 B, 5% 7/1/2048	1,735,000	1,713,379
District Columbia Rev Series 2019, 4% 7/1/2049	820,000	693,899
District Columbia Rev Series 2020, 5% 6/1/2055	300,000	271,378
District Columbia Rev Series 2024A, 6% 6/1/2058	550,000	554,009
District Columbia Univ Rev Series 2017, 5% 4/1/2035	640,000	648,372
District of Columbia (Provident Group-Howard Properties LLC Proj.) Series 2013, 5% 10/1/2045	490,000	469,248
District of Columbia Series 2013, 5% 10/1/2030	495,000	495,040
District of Columbia Series 2013, 5% 10/1/2035	960,000	959,966
TOTAL EDUCATION		9,259,793
General Obligations - 0.1%
District Columbia Gen. Oblig. Series 2017D, 5% 6/1/2042	30,000	30,427
District Columbia Gen. Oblig. Series 2021 D, 4% 2/1/2027	920,000	928,494
District Columbia Gen. Oblig. Series 2021 D, 5% 2/1/2028	920,000	955,966
District Columbia Gen. Oblig. Series 2021 D, 5% 2/1/2029	1,220,000	1,296,200
District Columbia Gen. Oblig. Series 2024A, 5% 8/1/2042	2,820,000	3,098,272
District Columbia Gen. Oblig. Series 2024A, 5% 8/1/2043	2,260,000	2,471,867
TOTAL GENERAL OBLIGATIONS		8,781,226
Health Care - 0.0%
District Columbia Rev Series 2017A, 4.125% 7/1/2027	105,000	105,112
District Columbia Rev Series 2017A, 5% 7/1/2032	535,000	539,637
District Columbia Rev Series 2017A, 5% 7/1/2037	555,000	557,638
District Columbia Rev Series 2017A, 5% 7/1/2042	1,155,000	1,156,344
District Columbia Rev Series 2017A, 5% 7/1/2052	2,115,000	1,956,208
TOTAL HEALTH CARE		4,314,939
Other - 0.1%
District Columbia Hsg Fin Agy Multifamily Series 05FN Class PT, 4.8% 6/1/2045	390,085	399,514
District Columbia Income Tax Rev 5% 6/1/2045	8,250,000	8,931,914
District Columbia Rev 5.125% 1/1/2035	130,000	129,585
District Columbia Rev 5.25% 1/1/2039	85,000	83,316
TOTAL OTHER		9,544,329
Special Tax - 0.2%
District Columbia Income Tax Rev Series 2022A, 5.5% 7/1/2047	1,000,000	1,073,544
District Columbia Income Tax Rev Series 2023 A, 5.25% 5/1/2048	4,610,000	4,894,287
District Columbia Income Tax Rev Series 2025 A, 5.25% 6/1/2050	7,025,000	7,493,836
District Columbia Tax Incremental Rev Series 2021 A, 3.75% 6/1/2031 (c)(i)	100,000	97,427
District Columbia Tax Incremental Rev Series 2021 A, 4.25% 6/1/2046 (c)(i)	500,000	427,150
District Columbia Tax Incremental Rev Series 2024 B, 0% 6/1/2041 (c)(i)	400,000	262,491
District Columbia Tax Incremental Rev Series 2024 B, 0% 6/1/2049 (c)(i)	875,000	551,861
Washington Metropolitan Area Transit Authority 5.25% 7/15/2053	3,825,000	3,993,034
Washington Metropolitan Area Transit Authority Series 2023 A, 5.5% 7/15/2051	3,100,000	3,304,858
TOTAL SPECIAL TAX		22,098,488
Tobacco Bonds - 0.0%
DC Tob Settlement Fing Corp Series 2006 A, 0% 6/15/2046 (b)	22,030,000	5,029,705
DC Tob Settlement Fing Corp Series 2006 B, 0% 6/15/2046 (b)	3,230,000	597,363
TOTAL TOBACCO BONDS		5,627,068
TOTAL DISTRICT OF COLUMBIA		59,625,843
District Of Columbia,Maryland,Virginia - 0.0%
Special Tax - 0.0%
Washington DC Met Area Tran Auth Rev Series 2017B, 5% 7/1/2033	255,000	260,161
Washington Metropolitan Area Transit Authority 5.5% 7/15/2060	1,500,000	1,603,376
Washington Metropolitan Area Transit Authority Series 2023 A, 4.125% 7/15/2047	2,785,000	2,709,859
Washington Metropolitan Area Transit Authority Series 2024 A, 5% 7/15/2056	4,520,000	4,642,080
TOTAL DISTRICT OF COLUMBIA,MARYLAND,VIRGINIA		9,215,476
District Of Columbia,Virginia - 0.5%
Transportation - 0.5%
Metropolitan Wash DC Arpts Ath 5% 10/1/2027 (h)	540,000	555,445
Metropolitan Wash DC Arpts Ath 5% 10/1/2028 (h)	810,000	831,578
Metropolitan Wash DC Arpts Ath 5% 10/1/2028 (h)	270,000	282,414
Metropolitan Wash DC Arpts Ath 5% 10/1/2030 (h)	1,005,000	1,030,379
Metropolitan Wash DC Arpts Ath 5% 10/1/2031 (h)	175,000	179,209
Metropolitan Wash DC Arpts Ath 5% 10/1/2032 (h)	270,000	276,243
Metropolitan Wash DC Arpts Ath 5% 10/1/2033 (h)	135,000	137,934
Metropolitan Wash DC Arpts Ath 5% 10/1/2035 (h)	305,000	310,736
Metropolitan Wash DC Arpts Ath 5% 10/1/2042 (h)	1,000,000	1,011,721
Metropolitan Wash DC Arpts Ath Series 2019A, 5% 10/1/2028 (h)	1,685,000	1,762,475
Metropolitan Wash DC Arpts Ath Series 2019A, 5% 10/1/2035 (h)	250,000	261,372
Metropolitan Wash DC Arpts Ath Series 2020 A, 4% 10/1/2038 (h)	1,800,000	1,790,150
Metropolitan Wash DC Arpts Ath Series 2021 A, 4% 10/1/2037 (h)	1,460,000	1,465,282
Metropolitan Wash DC Arpts Ath Series 2023 A, 5% 10/1/2031 (h)	1,000,000	1,090,603
Metropolitan Wash DC Arpts Ath Series 2023 A, 5% 10/1/2032 (h)	3,000,000	3,297,980
Metropolitan Wash DC Arpts Ath Series 2023 A, 5.25% 10/1/2048 (h)	4,000,000	4,137,787
Metropolitan Wash DC Arpts Ath Series 2024A, 5% 10/1/2029 (h)	3,400,000	3,616,994
Metropolitan Wash DC Arpts Ath Series 2024A, 5% 10/1/2030 (h)	3,400,000	3,667,137
Metropolitan Wash DC Arpts Ath Series 2024A, 5.25% 10/1/2049 (h)	2,500,000	2,591,080
Metropolitan Wash DC Arpts Ath Series 2024A, 5.5% 10/1/2054 (h)	3,675,000	3,857,041
Metropolitan Wash DC Arpts Ath Series 2025A, 5.5% 10/1/2043 (h)	6,115,000	6,831,553
Metropolitan Wash DC Arpts Ath Series 2025A, 5.5% 10/1/2044 (h)	1,530,000	1,694,490
Metropolitan Wash DC Arpts Ath Series A, 5% 10/1/2032 (h)	250,000	251,244
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev (Mwaa Dulles Toll 2nd Sr Lien Proj.) 0% 10/1/2040 (b)	705,000	372,790
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev 0% 10/1/2038 (b)	1,405,000	835,362
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev 4% 10/1/2049	395,000	353,141
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev 4% 10/1/2053 (Assured Guaranty Inc Insured)	550,000	481,416
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev 6.5% 10/1/2044 (i)	4,605,000	4,867,309
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2009B, 0% 10/1/2039 (b)	280,000	157,511
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 A, 5% 10/1/2031	505,000	530,230
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 A, 5% 10/1/2032	635,000	665,104
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 A, 5% 10/1/2033	70,000	73,143
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 A, 5% 10/1/2034	110,000	114,713
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 A, 5% 10/1/2036	110,000	114,183
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 A, 5% 10/1/2038	95,000	98,232
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 A, 5% 10/1/2044	4,500,000	4,614,422
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 B, 3% 10/1/2050 (Assured Guaranty Inc Insured)	2,760,000	2,020,885
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 B, 4% 10/1/2049	8,400,000	7,414,977
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 B, 4% 10/1/2053	250,000	213,600
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2022 A, 4% 10/1/2052 (Assured Guaranty Inc Insured)	4,635,000	4,075,676
TOTAL DISTRICT OF COLUMBIA,VIRGINIA		67,933,541
Florida - 2.9%
Education - 0.2%
Cap Proj Fin Auth FL Student Hsg Rev (Capfa Capital Corp 2000 F Proj.) 5% 10/1/2030	760,000	801,097
Cap Proj Fin Auth FL Student Hsg Rev (Capfa Capital Corp 2000 F Proj.) 5% 10/1/2031	100,000	105,034
Cap Proj Fin Auth FL Student Hsg Rev (Capfa Capital Corp 2000 F Proj.) 5% 10/1/2032	100,000	104,665
Cap Proj Fin Auth FL Student Hsg Rev (Capfa Capital Corp 2000 F Proj.) 5% 10/1/2033	100,000	104,278
Cap Proj Fin Auth FL Student Hsg Rev (Capfa Capital Corp 2000 F Proj.) 5% 10/1/2034	190,000	197,363
Cap Proj Fin Auth FL Student Hsg Rev Series 2024 A 1, 5% 6/1/2054 (c)	1,000,000	833,287
Capital Projs Fin Auth Fla Edlfacs Rev Series 2024, 5% 6/15/2054 (c)	625,000	572,807
Capital Trust Agency Inc Series 2020 A, 4% 8/1/2030	15,000	15,016
Capital Trust Agency Inc Series 2020 A, 5% 8/1/2040	30,000	30,226
Capital Trust Agency Inc Series 2020 A, 5% 8/1/2055	100,000	92,981
Capital Trust Authority Series 2024A, 5% 6/1/2064 (c)	625,000	564,456
Florida Atlantic University Finance Corp Series 2024, 5% 7/1/2042	890,000	960,319
Florida Atlantic University Finance Corp Series 2024, 5% 7/1/2049	1,360,000	1,397,007
Florida Dev Fin Corp Edl Facs Rev 5% 6/15/2047	250,000	246,182
Florida Dev Fin Corp Edl Facs Rev 5% 6/15/2052	235,000	227,699
Florida Dev Fin Corp Edl Facs Rev 5% 6/15/2056	345,000	331,055
Florida Dev Fin Corp Edl Facs Rev 6% 6/15/2045 (c)	650,000	688,068
Florida Dev Fin Corp Edl Facs Rev 6% 6/15/2055 (c)	650,000	667,016
Florida Dev Fin Corp Edl Facs Rev Series 2016 A, 4.75% 7/15/2036 (c)	350,000	350,019
Florida Dev Fin Corp Edl Facs Rev Series 2020 C, 5% 9/15/2040 (c)	105,000	102,780
Florida Dev Fin Corp Edl Facs Rev Series 2020 C, 5% 9/15/2050 (c)	210,000	188,265
Florida Dev Fin Corp Edl Facs Rev Series 2020A, 5% 6/15/2055	1,450,000	1,395,236
Florida Dev Fin Corp Edl Facs Rev Series 2021 A, 4% 7/1/2035	30,000	28,899
Florida Dev Fin Corp Edl Facs Rev Series 2021 A, 4% 7/1/2045	55,000	46,632
Florida Dev Fin Corp Edl Facs Rev Series 2021 A, 4% 7/1/2051 (c)	135,000	112,809
Florida Dev Fin Corp Edl Facs Rev Series 2021 A, 4% 7/1/2055	80,000	61,778
Florida Dev Fin Corp Edl Facs Rev Series 2022A 1, 5% 2/1/2057	1,460,000	1,348,472
Florida Dev Fin Corp Edl Facs Rev Series 2022A 1, 5% 7/1/2042	915,000	912,713
Florida Dev Fin Corp Edl Facs Rev Series 2022A 1, 5% 7/1/2051	825,000	775,157
Florida Dev Fin Corp Edl Facs Rev Series 2025A, 6.125% 6/15/2050 (c)	1,300,000	1,357,227
Florida Dev Fin Corp Edl Facs Rev Series A, 6.125% 6/15/2047 (c)	250,000	250,081
Florida Dev Fin Corp Student Hsg Rev (The Henry Stud Hsg Proj.) Series 2024A 1, 5.25% 6/1/2054 (c)	495,000	485,670
Florida Higher Edl Facs Fing Auth Rev (FL Institute of Technology Proj.) Series 2019, 4% 10/1/2037	240,000	231,446
Florida Higher Edl Facs Fing Auth Rev (FL Institute of Technology Proj.) Series 2019, 4% 10/1/2038	335,000	320,628
Florida Higher Edl Facs Fing Auth Rev (FL Institute of Technology Proj.) Series 2019, 4% 10/1/2039	400,000	379,066
Florida Higher Edl Facs Fing Auth Rev (FL Institute of Technology Proj.) Series 2019, 4% 10/1/2044	625,000	564,445
Florida Higher Edl Facs Fing Auth Rev (FL Institute of Technology Proj.) Series 2019, 5% 10/1/2027	35,000	35,693
Florida Higher Edl Facs Fing Auth Rev (FL Institute of Technology Proj.) Series 2019, 5% 10/1/2031	195,000	202,811
Florida Higher Edl Facs Fing Auth Rev (FL Institute of Technology Proj.) Series 2019, 5% 10/1/2033	270,000	278,968
Florida Higher Edl Facs Fing Auth Rev (FL Institute of Technology Proj.) Series 2019, 5% 10/1/2034	225,000	231,765
Florida Higher Edl Facs Fing Auth Rev (FL Institute of Technology Proj.) Series 2019, 5% 10/1/2036	170,000	174,024
Florida Higher Edl Facs Fing Auth Rev (Jacksonville University Proj.) 5% 6/1/2048 (c)	4,480,000	4,145,720
Florida Higher Edl Facs Fing Auth Rev (Jacksonville University Proj.) Series 2018A 1, 4.5% 6/1/2033 (c)	705,000	702,961
Florida Higher Edl Facs Fing Auth Rev (Jacksonville University Proj.) Series 2018A 1, 4.75% 6/1/2038 (c)	1,720,000	1,684,104
Florida Higher Edl Facs Fing Auth Rev (Ringling College of Art Design Proj.) Series 2017, 4% 3/1/2047	300,000	247,453
Florida Higher Edl Facs Fing Auth Rev (Ringling College of Art Design Proj.) Series 2017, 5% 3/1/2047	250,000	239,543
Florida Higher Edl Facs Fing Auth Rev (St Leo University Proj.) Series 2019, 5% 3/1/2049	270,000	196,945
Florida Loc Govt Fin Commn Edl Facs Rev Series 2025A, 6.25% 6/15/2055 (c)	2,005,000	2,058,873
Jacksonville FL Edl Facs Rev (Jacksonville University Proj.) Series 2018B, 5% 6/1/2053 (c)	1,550,000	1,407,042
Miami-Dade Cnty FL Indl Dev Auth Edl Facs Rev Series 2025, 6.25% 6/1/2055 (c)	750,000	760,089
Miami-Dade Cnty FL Indl Dev Auth Edl Facs Rev Series 2026, 5% 6/15/2046 (j)	120,000	120,345
Miami-Dade Cnty FL Indl Dev Auth Edl Facs Rev Series 2026, 5.25% 6/15/2056 (j)	1,780,000	1,780,362
Miami-Dade Cnty FL Indl Dev Auth Edl Facs Rev Series 2026, 5.375% 6/15/2060 (j)	275,000	274,932
Pinellas FL Ed Fac Series 2018A, 5% 12/15/2048 (c)	250,000	241,333
Polk CO Indl Dev Auth Series 2025, 6% 6/15/2055 (c)	2,865,000	2,862,507
Tampa FL Rev (University of Tampa Proj.) Series 2015, 5% 4/1/2045	860,000	860,478
Volusia Cnty FL Edl Fac Ath Rv Series 2017, 5% 10/15/2047	665,000	669,429
TOTAL EDUCATION		36,025,256
Electric Utilities - 0.1%
Central Florida Tourism Oversight District Utility Revenue Series 2025 1, 5% 10/1/2042	985,000	1,081,680
Central Florida Tourism Oversight District Utility Revenue Series 2025 1, 5% 10/1/2044	4,500,000	4,868,256
Florida St Mun Pwr Agy Rev 5% 10/1/2028	20,000	21,062
Ft Pierce Series 2022A, 4% 10/1/2052 (Assured Guaranty Inc Insured)	965,000	857,706
Gainesville FL Utils Sys Rev Series A, 5% 10/1/2035	280,000	287,010
Okaloosa FL Gas Dist Gas Sys Rev Series 2024B, 5.25% 10/1/2044 (Assured Guaranty Inc Insured)	1,140,000	1,238,728
Putnam Cnty Fla Dev Auth Pcr (Seminole Electric Coop Inc Proj.) Series 2018 A, 5% 3/15/2042	800,000	816,365
TOTAL ELECTRIC UTILITIES		9,170,807
Escrowed/Pre-Refunded - 0.0%
County of Osceola FL Series 2014B 2, 6% 10/1/2036 (Pre-refunded to 10/1/2031 at 100) (i)	300,000	344,169
General Obligations - 0.0%
Bellalago Edl Facs Benefits Dist Fla Cap Impt Rev Series 2014, 4.375% 5/1/2030	220,000	220,155
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series A, 5% 7/1/2032	325,000	325,592
Broward County FL School District Series 2022, 5% 7/1/2046	1,800,000	1,884,488
Duval Cnty FL Sch Brd Ctfs Part (Duval Cnty FL Sch Dist Proj.) Series 2016 A, 5% 7/1/2033	160,000	160,261
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2026	20,000	20,157
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2027	15,000	15,468
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2029	25,000	26,774
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2030	20,000	21,781
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2032	20,000	22,335
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) Series 2022 A, 5% 10/1/2028	30,000	31,530
Lee Cnty FL Sch Brd Ctfs Partn (Lee Cnty FL Sch Dist Proj.) Series 2019 A, 5% 8/1/2027	255,000	261,824
Lee Cnty FL Sch Brd Ctfs Partn (Lee Cnty FL Sch Dist Proj.) Series 2019 A, 5% 8/1/2028	130,000	136,406
Miami-Dade Cnty FL Gen. Oblig. Series 2020, 2.375% 7/1/2040	2,075,000	1,615,573
Miami-Dade Cnty FL Seaport Rev (Miami-Dade Cnty FL Proj.) Series 2021A 1, 4% 10/1/2045 (Assured Guaranty Inc Insured) (h)	1,325,000	1,234,739
Pasco Cnty FL Sch Brd Cert of Part (Pasco Cnty FL Sch Dist Proj.) 5% 8/1/2035 (Build America Mutual Assurance Co Insured)	130,000	135,190
TOTAL GENERAL OBLIGATIONS		6,112,273
Health Care - 0.7%
Alachua Cnty FL Hlth Fac Retire Cmty Rev Series 2022, 4% 10/1/2040	140,000	134,654
Alachua Cnty FL Hlth Fac Retire Cmty Rev Series 2022, 4% 10/1/2046	190,000	165,969
Alachua Cnty FL Hlth Fac Rev (Shands Teaching Hospital and Clinics Inc Proj.) 5% 12/1/2035	210,000	219,735
Alachua Cnty FL Hlth Fac Rev (Shands Teaching Hospital and Clinics Inc Proj.) Series 2019 A, 4% 12/1/2049	3,840,000	3,384,215
Alachua Cnty FL Hlth Fac Rev 5% 12/1/2036	360,000	375,245
Alachua Cnty FL Hlth Fac Rev 5% 12/1/2037	475,000	493,287
Alachua Cnty FL Hlth Fac Rev Series 2014, 6% (f)(l)	248,154	3,722
Alachua Cnty FL Hlth Fac Rev Series 2014, 6.375% (f)(l)	412,556	6,189
Brevard Cnty FL Health Fac (Health First Inc Proj.) Series 2023 A, 5% 4/1/2032	130,000	141,962
City of Tampa FL (H Lee Moffitt Cancer Ctr Proj.) 4% 7/1/2045	4,120,000	3,825,946
City of Tampa FL (H Lee Moffitt Cancer Ctr Proj.) 5% 7/1/2040	45,000	46,525
City of Tampa FL (H Lee Moffitt Cancer Ctr Proj.) 5% 7/1/2050	3,180,000	3,205,394
City of Tampa FL (H Lee Moffitt Cancer Ctr Proj.) Series 2016 B, 5% 7/1/2037	60,000	60,048
County of Pasco FL (H Lee Moffitt Cancer Ctr Proj.) Series 2023 A, 5.75% 9/1/2054 (Assured Guaranty Inc Insured)	4,180,000	4,481,238
Escambia Cnty FL Hlth Fac Rev (Baptist Health Care Pensacola Proj.) Series 2020 A, 4% 8/15/2045	705,000	630,432
Escambia Cnty FL Hlth Fac Rev Series 2020 A, 4% 8/15/2050	3,875,000	3,405,349
Florida Dev Fin Corp Sr Living Rev Series 2021 A, 4% 6/1/2036 (c)	170,000	161,151
Florida Dev Fin Corp Sr Living Rev Series 2021 A, 4% 6/1/2041 (c)	100,000	89,228
Florida Dev Fin Corp Sr Living Rev Series 2021 A, 4% 6/1/2046 (c)	105,000	86,140
Florida Dev Fin Corp Sr Living Rev Series 2021, 5% 6/1/2051 (c)	3,390,000	3,161,574
Florida Development Finance Corp (Tampa General Hospital, Fl Proj.) Series 2026B, 5% tender 8/1/2056 (g)	910,000	982,747
Florida Development Finance Corp Series 2022A, 4% 2/1/2046 (Assured Guaranty Inc Insured)	1,385,000	1,277,765
Florida Development Finance Corp Series 2022A, 4% 2/1/2052	400,000	347,361
Florida Development Finance Corp Series 2022A, 4% 2/1/2052	300,000	242,471
Florida Development Finance Corp Series 2022A, 5% 2/1/2052	195,000	184,034
Halifax Hosp Med Ctr FL Hosp Series 2016, 5% 6/1/2036	120,000	120,090
Highlands County Health Facilities Authority (Advent Health Proj.) Series 2012I 3, 1.52% 11/15/2033 VRDN (g)	245,000	245,000
Hillsborough Cnty Fla Indl Dev Auth Health Sys Rev (Baycare Health System Proj.) Series 2020 D, 2.85% 11/15/2042 VRDN (g)	3,600,000	3,600,000
Hillsborough Cnty Fla Indl Dev Auth Health Sys Rev (Baycare Health System Proj.) Series 2020C, 1.6% 11/1/2038, LOC TD Bank NA VRDN (g)	1,400,000	1,400,000
Hillsborough Cnty Fla Indl Dev Auth Health Sys Rev (Baycare Health System Proj.) Series 2024C, 5.5% 11/15/2054	2,240,000	2,382,000
Hillsborough Cnty Fla Indl Dev Series 2020A, 4% 8/1/2050	525,000	473,181
Hillsborough Cnty Fla Indl Dev Series 2020A, 4% 8/1/2055	3,455,000	2,977,946
Jacksonville Fla Health Care Facs Rev (Baptist Medical Center, FL Proj.) 5% 8/15/2034	155,000	157,742
Lee Cnty FL Ida Hlth Care Rev Series 2019, 5% 11/15/2044	440,000	446,286
Lee Cnty FL Ida Hlth Care Rev Series 2019, 5% 11/15/2049	445,000	441,335
Lee County Industrial Development Authority/FL (Lee Mem Health Sys FL Hosp Rev Proj.) 5% 4/1/2039	405,000	416,550
Lee County Industrial Development Authority/FL (Lee Mem Health Sys FL Hosp Rev Proj.) 5% 4/1/2044	205,000	208,598
Miami Beach FL Hlth Facs Auth Hosp Rev (MT Sinai Hospital Proj.) Series 2021 B, 3% 11/15/2051	310,000	226,485
Miami-Dade Cty FL Hlth Hsp Rev (Nicklaus Childrens Hospital,Fl Proj.) Series 2017, 5% 8/1/2047	1,565,000	1,569,826
North Broward Cnty Hospital FL Series 2017B, 5% 1/1/2048	500,000	503,291
Orange Cnty FL Health Facs Auth Rev (Orange County Health Facilities Authority Proj.) 5% 10/1/2053	3,000,000	3,047,533
Orange Cnty FL Health Facs Auth Rev (Orange County Health Facilities Authority Proj.) Series 2016A, 5% 10/1/2039	1,355,000	1,360,151
Orange Cnty FL Health Facs Auth Rev (Orange County Health Facilities Authority Proj.) Series 2022, 4% 10/1/2052	3,000,000	2,625,897
Orange Cnty FL Health Facs Auth Rev (Orange County Health Facilities Authority Proj.) Series 2025A, 5.25% 10/1/2056	4,015,000	4,173,200
Orange Cnty FL Health Facs Auth Rev Series 2022, 4% 10/1/2052	1,180,000	1,056,587
Orange Cnty FL Health Facs Auth Rev Series 2023A, 4% 8/1/2047	1,065,000	933,975
Orange Cnty FL Health Facs Auth Rev Series 2025A, 4.5% 10/1/2056	1,500,000	1,449,587
Palm Beach Cnty FL Health Facs Auth Retirement Cmnty Rev Series 2018 A, 5% 11/15/2045	1,180,000	1,187,680
Palm Beach Cnty FL Health Facs Auth Retirement Cmnty Rev Series 2020B, 5% 11/15/2042	190,000	194,761
Palm Beach Cnty FL Health Facs Series 2020 A, 5% 6/1/2055	305,000	285,106
Palm Beach Cnty FL Health Facs Series 2022, 4% 6/1/2031	120,000	119,496
Palm Beach Cnty FL Health Facs Series 2022, 4% 6/1/2036	690,000	664,239
Palm Beach Cnty FL Health Facs Series 2022, 4% 6/1/2041	375,000	342,373
Palm Beach Cnty FL Health Facs Series 2022, 4.25% 6/1/2056	2,995,000	2,461,455
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Baptist Health Sys of So FL Proj.) Series 2019, 4% 8/15/2049	7,915,000	7,023,513
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Jupiter Medical Center Proj.) 5% 11/1/2047	2,105,000	2,110,166
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Jupiter Medical Center Proj.) 5% 11/1/2052	270,000	262,762
Pompano Beach Fla Rev Series 2020, 4% 9/1/2040	40,000	38,468
Pompano Beach Fla Rev Series 2020, 4% 9/1/2050	1,130,000	950,839
Pompano Beach Fla Rev Series 2021A, 4% 9/1/2051	1,065,000	886,351
Pompano Beach Fla Rev Series 2021A, 4% 9/1/2056	1,465,000	1,186,100
Sarasota Cnty FL Health Facs Auth Retirement Fac Rev Series 2017A, 5% 1/1/2037	195,000	195,531
Sarasota Cnty FL Health Facs Auth Retirement Fac Rev Series 2017A, 5% 1/1/2042	225,000	225,236
Sarasota Cnty FL Health Facs Auth Retirement Fac Rev Series 2017A, 5% 1/1/2047	450,000	435,639
Sarasota Cnty FL Health Facs Auth Retirement Fac Rev Series 2017A, 5% 1/1/2052	950,000	874,725
Sarasota Cnty Public Hosp Board (Sarasota Memorial Hospital, FL Proj.) 5.5% 7/1/2028 (National Public Finance Guarantee Corporation Insured)	630,000	649,093
Seminole County Industrial Development Authority Series 2019A, 5.5% 11/15/2049	945,000	874,703
South Broward Hosp Dist FL Rev Series 2016 A, 3.5% 5/1/2039	2,430,000	2,279,084
South Broward Hosp Dist FL Rev Series 2018, 4% 5/1/2048	875,000	815,716
South Broward Hosp Dist FL Rev Series 2021 A, 2.5% 5/1/2047	1,225,000	827,524
South Broward Hosp Dist FL Rev Series 2021 A, 3% 5/1/2051	600,000	438,290
South Broward Hosp Dist FL Rev Series 2021 A, 3% 5/1/2051 (Build America Mutual Assurance Co Insured)	1,500,000	1,124,105
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 4% 8/15/2047	5,960,000	5,390,291
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 5% 8/15/2027	270,000	276,980
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 5% 8/15/2028	285,000	292,670
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 5% 8/15/2029	85,000	87,197
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 5% 8/15/2035	565,000	576,979
St Johns Cnty Fla Indl Dev Auth Sr Living Rev Series 2021 A, 4% 12/15/2027	20,000	19,981
St Johns Cnty Fla Indl Dev Auth Sr Living Rev Series 2021 A, 4% 12/15/2028	20,000	19,984
St Johns Cnty Fla Indl Dev Auth Sr Living Rev Series 2021 A, 4% 12/15/2029	20,000	19,955
St Johns Cnty Fla Indl Dev Auth Sr Living Rev Series 2021 A, 4% 12/15/2030	20,000	19,920
St Johns Cnty Fla Indl Dev Auth Sr Living Rev Series 2021 A, 4% 12/15/2031	20,000	19,831
St Johns Cnty Fla Indl Dev Auth Sr Living Rev Series 2021 A, 4% 12/15/2036	100,000	95,759
St Johns Cnty Fla Indl Dev Auth Sr Living Rev Series 2021 A, 4% 12/15/2041	75,000	67,673
St Johns Cnty Fla Indl Dev Auth Sr Living Rev Series 2021 A, 4% 12/15/2046	75,000	61,900
St Johns Cnty Fla Indl Dev Auth Sr Living Rev Series 2021 A, 4% 12/15/2050	70,000	54,745
Tallahassee FL Health Facs Rev (Tallahassee Mem Hlthcare FL Proj.) Series 2016A, 5% 12/1/2029	80,000	80,084
Tallahassee FL Health Facs Rev (Tallahassee Mem Hlthcare FL Proj.) Series 2016A, 5% 12/1/2036	60,000	60,038
Tallahassee FL Health Facs Rev (Tallahassee Mem Hlthcare FL Proj.) Series 2016A, 5% 12/1/2041	135,000	135,050
TOTAL HEALTH CARE		90,659,633
Housing - 0.0%
Florida Atlantic University Finance Corp Series 2019A, 5% 7/1/2036	965,000	1,008,216
Florida Atlantic University Finance Corp Series 2019A, 5% 7/1/2038	965,000	1,003,626
Florida Atlantic University Finance Corp Series 2019A, 5% 7/1/2039	600,000	622,741
Florida Hsg Fin Corp Rev (FL Homeownership Mortgage Proj.) Series 2019 1, 4% 7/1/2050	275,000	276,189
Florida Hsg Fin Corp Rev (FL Homeownership Mortgage Proj.) Series 2021 1, 3% 1/1/2052	705,000	696,835
Florida Hsg Fin Corp Rev Series 2021 2, 3% 7/1/2052	955,000	942,705
Florida Hsg Fin Corp Rev Series 2022 2, 4.5% 7/1/2047	935,000	922,798
Miami Dade Cnty FL Hsg Fin Auth Multifamily Hsg Rev Series 2025A, 4.88% 3/1/2046	1,375,000	1,402,159
TOTAL HOUSING		6,875,269
Other - 0.6%
Alachua Cnty FL Hlth Fac Retire Cmty Rev Series 2025 A, 5.75% 10/1/2053	4,785,000	5,024,048
Antillia Cmnty Dev Dist Fla Spl Assmt 5.875% 5/1/2054	675,000	686,458
Ave Maria Stewardship Cmnty Dist FL Cap Impt Rev 5.6% 5/1/2056	490,000	485,581
Avenir Community Development District 5.375% 5/1/2043	565,000	592,019
Avenir Community Development District 5.625% 5/1/2054	640,000	655,763
Babcock Ranch Cmnty Indpt Spl Dist Fla Spl Assmt Rev 5% 5/1/2044 (c)	365,000	371,953
Babcock Ranch Cmnty Indpt Spl Dist Fla Spl Assmt Rev 5.25% 5/1/2055 (c)	500,000	494,238
Braddock Lakes Community Development District 5.55% 5/1/2045	300,000	304,000
Braddock Lakes Community Development District 5.75% 5/1/2055	575,000	568,713
Brevard Cnty FL Hsg Rev Bonds 4.45% 1/1/2040	2,658,961	2,712,373
Cap Proj Fin Auth FL Student Hsg Rev Series 2023 A 1, 5% 11/1/2058	350,000	314,004
Capital Projects Finance Authority/Fl Series 2025 A, 7.25% 1/1/2055 (c)	1,300,000	1,377,908
Capital Tr Agy FL Rev Series 2021, 4% 6/15/2041 (c)	380,000	341,256
Capital Tr Agy FL Rev Series 2021, 4% 6/15/2051 (c)	530,000	405,013
Capital Tr Auth Fla Edl Facs Rev 5.125% 6/15/2050 (c)	500,000	465,687
Capital Tr Auth Fla Edl Facs Rev 5.25% 7/1/2055 (c)	800,000	776,178
Capital Tr Auth Fla Edl Facs Rev 5.375% 7/1/2065 (c)	235,000	226,343
Coastal Ridge Community Development District 6% 5/1/2055	700,000	716,531
Collier Cnty Fla Health Facs Auth Residential Care Fac Rev Series 2022, 4% 5/1/2052	1,400,000	1,175,163
County of Okaloosa FL Series 2025, 5.5% 5/15/2045 (c)	435,000	450,426
County of Okaloosa FL Series 2025, 5.75% 5/15/2055 (c)	675,000	685,853
County of Okaloosa FL Series 2025, 5.75% 5/15/2060 (c)	425,000	430,191
East Nassau Stewardship Dist Fla Spl Assmt Rev 6% 5/1/2045	1,750,000	1,836,162
Enclave At Lake Geneva Community Development District 6% 5/1/2056	1,100,000	1,102,986
Epperson North Cmnty Dev Dist FL Cap Impt Rev Series 2021 A, 3.4% 11/1/2041	425,000	363,238
Epperson North Cmnty Dev Dist FL Cap Impt Rev Series 2021 A, 4% 11/1/2051	370,000	306,986
Everest Gmr Cmnty Dev Dist FL Spl Assmt Rev Series 2023, 6.2% 5/1/2054	1,000,000	1,025,572
Firelight Community Development District 5.9% 5/1/2045	650,000	680,724
Firethorn Community Development District 5.6% 5/1/2055	225,000	223,133
Florida Local Government Finance Commissio 6.63% 11/15/2045 (c)	2,370,000	2,562,555
Florida Local Government Finance Commissio 6.88% 11/15/2064 (c)	700,000	740,350
Golden Gem Cmnty Dev Dist FL Spl Assmt Rev 6% 5/1/2055	1,000,000	1,011,968
Harbor Reserve Community Development District 5.75% 5/1/2056	555,000	546,977
Hickory Tree Community Development District 5.15% 5/1/2044	1,000,000	1,008,447
Hobe-St Lucie Conservancy Dist 5.6% 5/1/2044	775,000	808,916
Hyde Pk Cmnty Dev Dist 1 Fla Spl Assmt 5.65% 5/1/2046	910,000	921,668
JEA FL Wtr & Swr Sys Rev Series 2025A, 5% 10/1/2041	800,000	883,347
Kd52 Community Development District No 1 6.125% 5/1/2056	2,100,000	2,105,937
Kingston One Community Development District 6% 5/1/2057	2,000,000	2,044,070
Lakes of Sarasota Cmnty Dev Dist Fla Impt Rev 5.3% 5/1/2044	425,000	430,597
Lakes of Sarasota Community Development District 2 5.2% 5/1/2035	555,000	567,468
Lakewood Ranch Stewardship Dist FL Spl Assmt Rev 5.8% 5/1/2045	700,000	752,406
Lakewood Ranch Stewardship Dist FL Spl Assmt Rev 6% 5/1/2056	1,050,000	1,101,446
Lakewood Ranch Stewardship Dist FL Spl Assmt Rev 6.3% 5/1/2054	655,000	693,426
Laurel Rd Cmnty Dev Dist Fla Cap Impt Rev 3% 5/1/2031	350,000	331,609
Laurel Rd Cmnty Dev Dist Fla Cap Impt Rev Series 2021 A2, 3.125% 5/1/2031	290,000	276,356
Lee Cnty FL Ida Hlth Care Rev 4.75% 11/15/2029	235,000	235,662
Lee Cnty FL Ida Hlth Care Rev Series 2024 A, 5.25% 11/15/2054	805,000	809,466
Lee Cnty FL Ida Hlth Care Rev Series 2024B 2, 4.375% 11/15/2029	180,000	180,448
Lee Cnty FL Ida Hlth Care Rev Series 2024C, 5% 11/15/2054	2,365,000	2,307,710
Lt Ranch South Community Development District 5.6% 5/1/2046	565,000	572,262
Ltc Ranch West Residential Cmnty Dev Dist Spl Assmt Rev Fla 4.85% 5/1/2031	100,000	101,556
Malabar Springs Community Development District 5.5% 5/1/2054	355,000	347,270
Miami-Dade Cnty FL Edl Fac Rev 5% 4/1/2036	750,000	858,076
Miami-Dade Cnty FL Edl Fac Rev 5% 4/1/2046	960,000	1,020,166
Miami-Dade Cnty FL Edl Fac Rev Series 2024 B, 5.25% 4/1/2044	2,000,000	2,189,385
Middleton Community Development District A 4.75% 5/1/2055	100,000	92,904
Midtown Miami Cmnty Dev Dst FL Series 2014A, 5% 5/1/2037	45,000	44,495
Mirada FL Cmnty Dev Dist Cap Impt Rev 6% 5/1/2055	670,000	676,327
New Port Corners Community Development District 5.5% 6/15/2055 (c)	950,000	941,817
North Ar-1 Pasco Cmnty Dev Dist Fla Cap Impt Rev 4% 5/1/2051	1,385,000	1,156,777
Orange Cnty FL Health Facs Auth Rev Series 2024, 5% 8/1/2054	865,000	850,791
Palm Beach Cnty FL Edl Facs Auth Series 2024, 5% 10/1/2043	1,375,000	1,393,355
Poitras East Cmnty Dev Dist Fla Spl Assmt Rev 5.85% 5/1/2045	400,000	417,207
Poitras East Cmnty Dev Dist Fla Spl Assmt Rev 6.1% 5/1/2055	1,000,000	1,022,115
Radiance Community Development District 6.4% 5/1/2056 (c)	1,145,000	1,175,646
Seminole Palms Cmnty Dev Dist FL Spl Assmt 4.45% 5/1/2031 (c)	200,000	202,222
Seminole Palms Cmnty Dev Dist FL Spl Assmt 5.5% 5/1/2055 (c)	180,000	179,003
Shadowlawn Cmnty Dev Dist FL Spl Assmt Rev 5.85% 5/1/2054	565,000	562,989
Southern Grove Cmnty Dev Dist No 5 Fla Spl Assmt Series 2021, 4% 5/1/2048	750,000	639,016
St Lucie Cnty Fla Hsg Fin Auth Multifamily Hsg Rev Series 2024, 4.45% 1/1/2041	2,985,000	2,978,596
Two Rivs West Cmnty Dev Dist Fla Spl Assmt 5.625% 5/1/2044	500,000	518,050
V-Dana Cmnty Dev Dist Fla Splassmt 5.375% 5/1/2045	720,000	735,086
V-Dana Cmnty Dev Dist Fla Splassmt 5.55% 5/1/2055	1,200,000	1,200,083
Venice Fla Retirement Cmnty Rev Series 2024 B 2, 4.5% 1/1/2030 (c)	800,000	800,287
Venice Fla Retirement Cmnty Rev Series 2024A, 5.5% 1/1/2055 (c)	1,000,000	996,404
Venice Fla Retirement Cmnty Rev Series 2024A, 5.625% 1/1/2060 (c)	365,000	366,226
Viera Stewardship Dist FL Spl Assmt Rev 5.5% 5/1/2054	1,560,000	1,567,427
Village Cmnty Dev Dist No 14 Fla Spl Assmt Rev 5.375% 5/1/2042	2,170,000	2,238,405
Village Cmnty Dev Dist No 14 Fla Spl Assmt Rev 5.5% 5/1/2053	1,005,000	1,020,306
West Vlgs Impt Dist Fla Rev 5.625% 5/1/2054	570,000	570,666
Westside Haines City Cmnty Dev Dist FL Spl Assmt 5.75% 5/1/2044	400,000	415,817
Westview North Cmnty Dev Dist FL Spl Assmt Series 2022, 6% 6/15/2052	500,000	519,810
Westview South Cmnty Dev Dist FL Spl Assmt 5.6% 5/1/2053	720,000	724,261
Wildblue Cmnty Dev Dist Fla Spl Assmt 5.75% 5/1/2056 (c)(j)	1,000,000	1,004,396
TOTAL OTHER		75,218,528
Resource Recovery - 0.0%
Florida Dev Fin Corp Solid Waste Disp Rev Series 2024A, 4.375% tender 10/1/2054 (c)(g)(h)	2,775,000	2,796,289
Pasco Cnty FL Solid Wste Disp Series 2026A, 5.5% 10/1/2051 (h)	1,120,000	1,157,123
Pasco Cnty FL Solid Wste Disp Series 2026A, 5.5% 10/1/2056 (h)	1,750,000	1,792,104
TOTAL RESOURCE RECOVERY		5,745,516
Special Tax - 0.2%
Boggy Creek Improvement District Series 2013, 5.125% 5/1/2043	1,085,000	1,085,203
Capital Region Cmnty Dev Dist FL Rev Series 2018 A 1, 5.125% 5/1/2039	130,000	131,658
Celebration Pointe Community Development District Series 2014, 5.125% 5/1/2045 (f)	130,000	104,000
Celebration Pointe Community Development District Series 2017, 5% 5/1/2032 (f)	135,000	108,000
Celebration Pointe Community Development District Series 2021, 3% 5/1/2031 (f)	55,000	44,000
Celebration Pointe Community Development District Series 2021, 3.375% 5/1/2041 (f)	200,000	160,000
Celebration Pointe Community Development District Series 2021, 4% 5/1/2053 (f)	810,000	648,000
County of Pasco FL Series 2023 A, 5% 9/1/2048 (Assured Guaranty Inc Insured)	1,210,000	1,232,000
Crossings Flmg Cmty Dv Dis FL Series A 1, 4.5% 5/1/2030	30,000	30,000
Del Webb Bexley Cmnty Dev Dist FL Series 2018, 5.3% 5/1/2039	145,000	148,900
Del Webb Bexley Cmnty Dev Dist FL Series 2018, 5.4% 5/1/2049	180,000	181,963
Florida Ins Assistance Interlocal Agy Fla Ins Assmt Rev Series 2023A 1, 5% 9/1/2027	10,000,000	10,052,755
Lakewood Ranch Stewardship Dist FL Spl Assmt Rev Series 2015, 4.875% 5/1/2045	35,000	35,003
Lakewood Ranch Stewardship Dist FL Spl Assmt Rev Series 2016, 5% 5/1/2036	250,000	250,184
Lakewood Ranch Stewardship Dist FL Spl Assmt Rev Series 2016, 5.125% 5/1/2046	400,000	400,043
Lakewood Ranch Stewardship Dist FL Spl Assmt Rev Series 2017, 5.25% 5/1/2037	500,000	505,307
Lakewood Ranch Stewardship Dist FL Spl Assmt Rev Series 2017, 5.375% 5/1/2047	1,185,000	1,188,978
Lakewood Ranch Stewardship Dist FL Spl Assmt Rev Series 2018, 5.3% 5/1/2039	140,000	142,903
Lakewood Ranch Stewardship Dist FL Spl Assmt Rev Series 2018, 5.45% 5/1/2048	240,000	240,294
Manatee Cnty FL Sch Dist Sales Tax Rev Series 2017, 5% 10/1/2028 (Assured Guaranty Inc Insured)	160,000	162,513
Miami-Dade Cnty FL Tran Sys Sales Surtax Rev Series 2017, 4% 7/1/2032	450,000	450,313
Miami-Dade Cnty FL Tran Sys Sales Surtax Rev Series 2019, 3% 7/1/2037	1,000,000	941,629
Midtown Miami Cmnty Dev Dst FL Series 2014B, 5% 5/1/2029	35,000	35,017
Midtown Miami Cmnty Dev Dst FL Series 2014B, 5% 5/1/2037	25,000	24,720
Reunion East Cmnty Dev Dist FL Spl Assmt Series 2002A 2, 7.375% (f)(l)	205,000	1
Sawyers Landing Cmnty Dev Dist FL Spl Assmt Rev Series 2021, 4.125% 5/1/2041	430,000	408,928
Sterling Hill Cmnty Dev Dist FL Cap Impt Rev Series 2003 B, 5.5% (f)(l)	9,503	3,611
Tampa FL Tax Alloc 0% 9/1/2034 (b)	305,000	222,786
Tampa FL Tax Alloc 0% 9/1/2035 (b)	165,000	114,845
Tampa FL Tax Alloc 0% 9/1/2036 (b)	255,000	168,778
Tampa FL Tax Alloc 0% 9/1/2037 (b)	685,000	430,520
Tampa FL Tax Alloc 0% 9/1/2038 (b)	230,000	137,165
Tampa FL Tax Alloc 0% 9/1/2039 (b)	220,000	124,298
Tampa FL Tax Alloc 0% 9/1/2040 (b)	290,000	154,922
Tampa FL Tax Alloc 0% 9/1/2041 (b)	165,000	83,346
Tampa FL Tax Alloc 0% 9/1/2042 (b)	165,000	78,457
Tampa FL Tax Alloc 0% 9/1/2045 (b)	120,000	47,355
Tampa FL Tax Alloc 0% 9/1/2049 (b)	1,835,000	575,409
Tampa Sports Auth Rev Series 1995, 6.1% 10/1/2026	25,000	25,258
Viera Stewardship Dist FL Spl Assmt Rev Series 2021, 3.125% 5/1/2041	100,000	83,993
Viera Stewardship Dist FL Spl Assmt Rev Series 2021, 4% 5/1/2053	290,000	232,195
Village Cmnty Dev Dist No 15 Fla Spl Assmt Rev 4.2% 5/1/2039 (c)	495,000	494,908
Village Cmnty Dev Dist No 15 Fla Spl Assmt Rev Series 2023, 4.85% 5/1/2038 (c)	100,000	103,623
Village Cmnty Dev Dist No 15 Fla Spl Assmt Rev Series 2023, 5% 5/1/2043 (c)	1,110,000	1,140,088
Village Cmnty Dev Dist No 15 Fla Spl Assmt Rev Series 2023, 5.25% 5/1/2054 (c)	2,390,000	2,403,692
Village Cmnty Dev Dist No 8 Fla Spl Assmt Rev Series 2020, 3.5% 5/1/2040 (Assured Guaranty Inc Insured)	940,000	916,542
West Palm Bch FL Cmty Redev Agy Tax Increment Rev 5% 3/1/2034	1,650,000	1,729,708
West Palm Bch FL Cmty Redev Agy Tax Increment Rev 5% 3/1/2035	1,600,000	1,674,206
TOTAL SPECIAL TAX		29,658,017
Transportation - 1.0%
Broward Cnty FL Arpt Sys Rev 5% 10/1/2028 (h)	365,000	365,718
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2026 (h)	120,000	120,752
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2027 (h)	120,000	123,129
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2029 (h)	325,000	332,934
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2030 (h)	90,000	92,141
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2032 (h)	425,000	434,100
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2033 (h)	160,000	163,268
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2034 (h)	155,000	158,003
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2037 (h)	270,000	274,254
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2042 (h)	1,075,000	1,086,208
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2047 (h)	805,000	806,116
Broward Cnty FL Arpt Sys Rev Series 2019 A, 5% 10/1/2028 (h)	360,000	376,221
Broward Cnty FL Arpt Sys Rev Series 2019 A, 5% 10/1/2038 (h)	640,000	664,077
Broward Cnty FL Arpt Sys Rev Series 2019 A, 5% 10/1/2039 (h)	960,000	993,947
Broward Cnty FL Arpt Sys Rev Series 2019 A, 5% 10/1/2044 (h)	745,000	760,964
Broward Cnty FL Arpt Sys Rev Series 2019 A, 5% 10/1/2049 (h)	1,695,000	1,706,423
Broward Cnty FL Arpt Sys Rev Series A, 5% 10/1/2040 (h)	3,175,000	3,181,205
Broward Cnty FL Arpt Sys Rev Series A, 5% 10/1/2045 (h)	5,300,000	5,305,211
Broward Cnty FL Port Everglades Series 2019 B, 5% 9/1/2032 (h)	2,500,000	2,603,713
Broward Cnty FL Port Everglades Series 2019 B, 5% 9/1/2033 (h)	2,075,000	2,155,622
Broward Cnty FL Port Everglades Series 2022, 5.25% 9/1/2047 (h)	2,000,000	2,063,802
Capital Tr Agy FL Rev Series A, 5.35% 7/1/2029	870,000	871,086
Florida St Dept Transn Tpk Rev Series 2024 C, 4% 7/1/2054	4,920,000	4,489,033
Florida St Dept Transn Tpk Rev Series 2024D, 4% 7/1/2050	3,105,000	2,872,221
Greater Orlando Aviation Auth 5% 10/1/2031 (h)	1,050,000	1,075,529
Greater Orlando Aviation Auth 5% 10/1/2032 (h)	295,000	301,898
Greater Orlando Aviation Auth 5% 10/1/2034 (h)	730,000	745,581
Greater Orlando Aviation Auth 5% 10/1/2037 (h)	760,000	773,562
Greater Orlando Aviation Auth Series 2016, 5% 10/1/2026 (h)	210,000	211,508
Greater Orlando Aviation Auth Series 2016, 5% 10/1/2027 (h)	120,000	123,337
Greater Orlando Aviation Auth Series 2017A, 4% 10/1/2047 (h)	2,000,000	1,823,642
Greater Orlando Aviation Auth Series 2017A, 5% 10/1/2027 (h)	55,000	56,529
Greater Orlando Aviation Auth Series 2017A, 5% 10/1/2042 (h)	1,145,000	1,158,421
Greater Orlando Aviation Auth Series 2017A, 5% 10/1/2047 (h)	900,000	902,630
Greater Orlando Aviation Auth Series 2019 A, 4% 10/1/2035 (h)	500,000	502,465
Greater Orlando Aviation Auth Series 2019 A, 5% 10/1/2034 (h)	2,500,000	2,626,038
Greater Orlando Aviation Auth Series 2024, 5.25% 10/1/2044 (h)	2,045,000	2,201,819
Greater Orlando Aviation Auth Series 2024, 5.25% 10/1/2048 (h)	6,760,000	7,082,178
Greater Orlando Aviation Auth Series 2024, 5.25% 10/1/2049 (h)	505,000	527,592
Hillsborough Cnty FL Aviation (Tampa International Airport Proj.) Series 2018 F, 5% 10/1/2037	95,000	98,696
Hillsborough Cnty FL Aviation (Tampa International Airport Proj.) Series 2018 F, 5% 10/1/2043	130,000	133,698
Hillsborough Cnty FL Aviation (Tampa International Airport Proj.) Series 2024 B, 5.5% 10/1/2049 (h)	2,750,000	2,926,042
Hillsborough Cnty FL Aviation (Tampa International Airport Proj.) Series 2024 B, 5.5% 10/1/2054 (h)	3,000,000	3,175,860
Hillsborough Cnty FL Aviation Series 2018E, 5% 10/1/2043 (h)	1,275,000	1,300,684
Hillsborough Cnty FL Port Dist Series 2018 B, 5% 6/1/2030 (h)	240,000	248,641
Hillsborough Cnty FL Port Dist Series 2018 B, 5% 6/1/2031 (h)	255,000	264,472
Hillsborough Cnty FL Port Dist Series 2018 B, 5% 6/1/2046 (h)	1,475,000	1,494,021
Jacksonville FL Aviation Auth Series 2026, 5.25% 10/1/2055 (h)	3,495,000	3,600,033
Lee Cnty FL Airport 5% 10/1/2046 (h)	1,010,000	1,030,459
Lee Cnty FL Airport 5% tender 10/1/2056 (g)(h)	7,000,000	7,511,029
Lee Cnty FL Airport 5.25% 10/1/2042 (h)	3,250,000	3,566,825
Lee Cnty FL Airport 5.25% 10/1/2044 (h)	2,690,000	2,905,627
Lee Cnty FL Airport 5.5% 10/1/2051 (h)	720,000	760,927
Lee Cnty FL Airport 5.5% 10/1/2056 (h)	8,385,000	8,767,853
Lee Cnty FL Airport Series 2024, 5.25% 10/1/2049 (h)	865,000	894,615
Lee Cnty FL Airport Series 2024, 5.25% 10/1/2054 (Assured Guaranty Inc Insured) (h)	1,700,000	1,752,782
Miami-Dade Cnty FL Aviat Rev 4% 10/1/2035	90,000	90,926
Miami-Dade Cnty FL Aviat Rev 4% 10/1/2037	130,000	130,440
Miami-Dade Cnty FL Aviat Rev 4% 10/1/2039	1,590,000	1,591,335
Miami-Dade Cnty FL Aviat Rev 5% 10/1/2029	175,000	176,279
Miami-Dade Cnty FL Aviat Rev 5% 10/1/2031	210,000	211,453
Miami-Dade Cnty FL Aviat Rev 5% 10/1/2031 (h)	160,000	160,400
Miami-Dade Cnty FL Aviat Rev 5% 10/1/2031	120,000	130,541
Miami-Dade Cnty FL Aviat Rev 5% 10/1/2040 (h)	725,000	734,931
Miami-Dade Cnty FL Aviat Rev 5% 10/1/2041	3,440,000	3,455,123
Miami-Dade Cnty FL Aviat Rev 5.25% 10/1/2050 (h)	1,460,000	1,510,766
Miami-Dade Cnty FL Aviat Rev 5.5% 10/1/2055 (h)	1,600,000	1,681,064
Miami-Dade Cnty FL Aviat Rev Series 2024 A, 5% 10/1/2031 (h)	1,250,000	1,360,691
Miami-Dade Cnty FL Aviat Rev Series 2024 A, 5% 10/1/2033 (h)	1,000,000	1,104,643
Miami-Dade Cnty FL Aviat Rev Series 2024 A, 5% 10/1/2034 (h)	3,125,000	3,471,556
Miami-Dade Cnty FL Expwy Auth Toll Sys Rev 5% 7/1/2030	140,000	140,194
Miami-Dade Cnty FL Expwy Auth Toll Sys Rev 5% 7/1/2040	185,000	185,111
Miami-Dade Cnty FL Expwy Auth Toll Sys Rev Series 2014A, 5% 7/1/2027	55,000	55,087
Miami-Dade Cnty FL Expwy Auth Toll Sys Rev Series 2014A, 5% 7/1/2028	125,000	125,187
Miami-Dade Cnty FL Expwy Auth Toll Sys Rev Series 2014A, 5% 7/1/2029	55,000	55,080
Miami-Dade Cnty FL Expwy Auth Toll Sys Rev Series 2016 A, 5% 7/1/2032	525,000	525,712
Miami-Dade Cnty FL Expwy Auth Toll Sys Rev Series 2016 A, 5% 7/1/2033	445,000	445,570
Miami-Dade Cnty FL Seaport Rev 5% 10/1/2047 (h)	3,000,000	3,046,525
Miami-Dade Cnty FL Seaport Rev 5.25% 10/1/2052 (h)	10,435,000	10,612,303
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) 5% 7/1/2039 (Pre-refunded to 7/1/2027 at 100)	130,000	133,230
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2017, 5% 7/1/2042	1,545,000	1,569,832
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2021, 4% 7/1/2034 (Assured Guaranty Inc Insured) (Pre-refunded to 7/1/2031 at 100)	235,000	248,677
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2021, 4% 7/1/2035 (Assured Guaranty Inc Insured)	230,000	237,793
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2021, 4% 7/1/2037 (Assured Guaranty Inc Insured)	255,000	262,447
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2021, 4% 7/1/2038 (Assured Guaranty Inc Insured)	235,000	240,939
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2021, 4% 7/1/2039 (Assured Guaranty Inc Insured)	195,000	199,181
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2021, 5% 7/1/2032 (Assured Guaranty Inc Insured) (Pre-refunded to 7/1/2031 at 100)	190,000	210,010
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2021, 5% 7/1/2033 (Assured Guaranty Inc Insured) (Pre-refunded to 7/1/2031 at 100)	170,000	187,904
Osceola Cnty Fla Transn Rev (Osceola Parkway Proj.) Series 2019 A 1, 5% 10/1/2044	810,000	821,144
Osceola Cnty Fla Transn Rev (Osceola Parkway Proj.) Series 2019 A 2, 0% 10/1/2035 (b)	115,000	77,924
Osceola Cnty Fla Transn Rev (Osceola Parkway Proj.) Series 2019 A 2, 0% 10/1/2036 (b)	140,000	90,709
Osceola Cnty Fla Transn Rev (Osceola Parkway Proj.) Series 2019 A 2, 0% 10/1/2038 (b)	160,000	93,536
Osceola Cnty Fla Transn Rev (Osceola Parkway Proj.) Series 2019 A 2, 0% 10/1/2039 (b)	195,000	108,132
Osceola Cnty Fla Transn Rev (Osceola Parkway Proj.) Series 2019 A 2, 0% 10/1/2040 (b)	210,000	110,268
Osceola Cnty Fla Transn Rev (Osceola Parkway Proj.) Series 2019 A 2, 0% 10/1/2041 (b)	230,000	113,683
Osceola Cnty Fla Transn Rev (Osceola Parkway Proj.) Series 2019 A 2, 0% 10/1/2042 (b)	185,000	85,970
Palm Beach Cnty FL Arpt Sys 5% 10/1/2027 (h)	120,000	120,731
Palm Beach Cnty FL Arpt Sys 5% 10/1/2029 (h)	125,000	125,809
Palm Beach Cnty FL Arpt Sys 5% 10/1/2030 (h)	225,000	226,422
Palm Beach Cnty FL Arpt Sys 5% 10/1/2031 (h)	160,000	160,973
Palm Beach Cnty FL Arpt Sys 5% 10/1/2032 (h)	245,000	246,432
Palm Beach Cnty FL Arpt Sys 5% 10/1/2033 (h)	525,000	527,936
Palm Beach Cnty FL Arpt Sys 5% 10/1/2034 (h)	545,000	547,903
Palm Beach Cnty FL Arpt Sys 5% 10/1/2035 (h)	575,000	577,902
Pensacola Fla Arpt Rev Series 2025, 5.5% 10/1/2050 (h)	1,000,000	1,053,702
Pensacola Fla Arpt Rev Series 2025, 5.5% 10/1/2055 (h)	1,330,000	1,389,567
TOTAL TRANSPORTATION		133,314,814
Water & Sewer - 0.1%
Cape Coral FL Wtr & Swr Rev Series 2017, 5% 10/1/2039	1,205,000	1,226,019
Cape Coral FL Wtr & Swr Rev Series 2023, 5.25% 10/1/2048 (Build America Mutual Assurance Co Insured)	1,000,000	1,070,029
Charlotte Cnty Fla Indl Dev Auth Util Sys Rev Series 2021 A, 4% 10/1/2051 (c)(h)	500,000	408,206
Charlotte Cnty Fla Indl Dev Auth Util Sys Rev Series 2025, 5.875% 10/1/2045 (h)	500,000	523,594
Fort Myers Fla Util Rev Series 2019 A, 4% 10/1/2049	700,000	640,643
JEA FL Wtr & Swr Sys Rev 5.25% 10/1/2055	4,175,000	4,403,023
JEA FL Wtr & Swr Sys Rev Series 2024A, 5.5% 10/1/2054	1,370,000	1,461,740
Miami-Dade Cnty FL Wtr & Swr Rev Series 2019 B, 4% 10/1/2049	750,000	679,971
Miami-Dade Cnty FL Wtr & Swr Rev Series 2021, 5% 10/1/2032	495,000	543,087
Peace Rvr/Manasota R Wtr Sp FL Series 2025B, 5.25% 10/1/2050	1,455,000	1,555,398
Sarasota Cnty FL Util Sys Rev Series 2022, 5.25% 10/1/2052	1,000,000	1,059,145
Tampa Bay Water Series 2022A, 5.25% 10/1/2057	1,000,000	1,050,272
Wildwood Utility Dependent District Series 2023, 5.5% 10/1/2053 (Assured Guaranty Inc Insured)	2,250,000	2,379,776
TOTAL WATER & SEWER		17,000,903
TOTAL FLORIDA		410,125,185
Georgia - 2.5%
Education - 0.1%
Atlanta GA Dev Auth Studnt Hsg Rev 6% 7/1/2055 (c)	7,080,000	7,271,466
Cobb Cnty GA Dev Auth Student Hsg Rev Series C, 5% 7/15/2033	230,000	230,391
DE Kalb Cnty GA Dev Auth Rev Series 2024 A, 5% 6/1/2045	245,000	245,107
Fulton Cnty GA Dev Auth Rev (University System of GA Proj.) 4% 6/15/2049	340,000	312,995
Gainesville & Hall Cnty GA Dev Auth Rev Series 2025, 5.75% 6/1/2055	1,355,000	1,361,185
Georgia St Higher Ed Facs Auth Rev Series 2019, 5% 6/15/2034	265,000	278,467
Georgia St Higher Ed Facs Auth Rev Series 2019, 5% 6/15/2035	240,000	251,632
Macon Bibb Cnty GA Uda Series 2017 A, 5% 6/15/2027 (c)	15,000	15,055
Macon Bibb Cnty GA Uda Series 2017 A, 5.75% 6/15/2037 (c)	220,000	222,350
Macon Bibb Cnty GA Uda Series 2017 A, 5.875% 6/15/2047 (c)	350,000	351,371
Macon Bibb Cnty GA Uda Series 2017 A, 6% 6/15/2052 (c)	215,000	215,593
Marietta GA Dev Auth Rev (Life University Proj.) 5% 11/1/2047 (c)	1,550,000	1,388,857
Marietta GA Dev Auth Rev (Life University Proj.) Series 2017 A, 5% 11/1/2027 (c)	290,000	290,501
Marietta GA Dev Auth Rev (Life University Proj.) Series 2017 A, 5% 11/1/2037 (c)	395,000	385,502
Private Colgs & Unvs Ath GA Rv (Emory University GA Proj.) Series B, 5% 10/1/2038	865,000	868,444
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 4% 4/1/2037	705,000	710,556
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 5% 4/1/2027	25,000	25,463
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 5% 4/1/2030	390,000	421,883
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 5% 4/1/2031	40,000	43,944
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 5% 4/1/2036	490,000	526,413
TOTAL EDUCATION		15,417,175
Electric Utilities - 0.4%
Bainbridge GA Comb Utils Rev Series 2021, 4% 12/1/2051 (Build America Mutual Assurance Co Insured)	1,315,000	1,220,935
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series 2008 SECOND, 3.375% tender 11/1/2048 (g)	1,000,000	1,004,031
Burke Cnty GA Dev Auth Pcr (Georgia Transmission Corp Proj.) Series 2012, 2.75% 1/1/2052 (g)	1,890,000	1,203,280
Burke Cnty GA Dev Auth Pcr (Oglethorpe Power Corp Proj.) Series 2017 D, 4.125% 11/1/2045	600,000	576,783
Burke Cnty GA Dev Auth Pcr (Oglethorpe Power Corp Proj.) Series 2017C, 4.125% 11/1/2045	4,295,000	4,139,659
Burke Cnty GA Dev Auth Pcr (Oglethorpe Pwr Corp Proj.) Series 2017 E, 3.6% tender 11/1/2045 (g)	3,275,000	3,321,879
Georgia Mun Elec Auth Pwr Rev (Vogtle J Proj.) Series 2019 A, 5% 1/1/2056	410,000	410,970
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2035 (Assured Guaranty Inc Insured)	775,000	786,800
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2037 (Assured Guaranty Inc Insured)	465,000	469,331
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2039 (Assured Guaranty Inc Insured)	705,000	708,223
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2039 (Assured Guaranty Inc Insured)	430,000	431,966
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2040 (Assured Guaranty Inc Insured)	500,000	501,112
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2041 (Assured Guaranty Inc Insured)	360,000	360,445
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2046 (Assured Guaranty Inc Insured)	255,000	243,867
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2046 (Assured Guaranty Inc Insured)	160,000	153,015
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2049	1,460,000	1,306,834
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2051	240,000	214,002
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2051	240,000	213,045
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2030	50,000	52,660
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2031 (Assured Guaranty Inc Insured)	365,000	391,355
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2032	50,000	52,498
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2033 (Assured Guaranty Inc Insured)	705,000	752,391
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2033 (Assured Guaranty Inc Insured)	415,000	442,897
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2034	105,000	109,851
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2034 (Assured Guaranty Inc Insured)	625,000	665,324
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2034 (Assured Guaranty Inc Insured)	440,000	468,388
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2035	50,000	52,209
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2036	65,000	67,730
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2037	60,000	62,355
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2038	65,000	67,421
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2039	80,000	82,734
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2044	265,000	270,601
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2056	400,000	401,890
Georgia Mun Elec Auth Pwr Rev 5% 7/1/2053 (Assured Guaranty Inc Insured)	2,300,000	2,355,666
Georgia Mun Elec Auth Pwr Rev 5% 7/1/2064 (Assured Guaranty Inc Insured)	1,125,000	1,142,158
Georgia Mun Elec Auth Pwr Rev 5.25% 7/1/2064	1,800,000	1,843,449
Georgia Mun Elec Auth Pwr Rev 5.5% 7/1/2064	1,990,000	2,042,112
Georgia Mun Elec Auth Pwr Rev Series 2018 A, 5% 1/1/2028	105,000	108,801
Georgia Mun Elec Auth Pwr Rev Series 2019 A, 4% 1/1/2049 (Build America Mutual Assurance Co Insured)	550,000	506,611
Georgia Mun Elec Auth Pwr Rev Series 2019 A, 5% 1/1/2039	2,500,000	2,569,502
Georgia Mun Elec Auth Pwr Rev Series 2019 A, 5% 1/1/2049	480,000	481,267
Georgia Mun Elec Auth Pwr Rev Series 2019 B, 4% 1/1/2049	1,950,000	1,796,167
Georgia Mun Elec Auth Pwr Rev Series 2019 B, 4% 1/1/2049	1,395,000	1,243,327
Georgia Mun Elec Auth Pwr Rev Series 2020 A, 5% 1/1/2045	470,000	484,693
Georgia Mun Elec Auth Pwr Rev Series 2020 A, 5% 1/1/2050	540,000	548,024
Georgia Mun Elec Auth Pwr Rev Series 2022 A, 5% 7/1/2052 (Assured Guaranty Inc Insured)	2,325,000	2,379,188
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5.25% 1/1/2054 (Build America Mutual Assurance Co Insured)	1,650,000	1,726,561
Georgia Mun Elec Auth Pwr Rev Series HH, 5% 1/1/2027	605,000	612,952
Main Street Natural Gas Inc Series 2019 A, 5% 5/15/2031 (Macquarie Group Ltd Guaranteed)	2,410,000	2,500,156
Main Street Natural Gas Inc Series 2019 A, 5% 5/15/2034 (Macquarie Group Ltd Guaranteed)	730,000	752,721
Main Street Natural Gas Inc Series 2019 A, 5% 5/15/2037 (Macquarie Group Ltd Guaranteed)	375,000	405,126
Main Street Natural Gas Inc Series 2019 A, 5% 5/15/2043 (Macquarie Group Ltd Guaranteed)	865,000	877,744
TOTAL ELECTRIC UTILITIES		45,582,706
General Obligations - 1.1%
Atlanta GA Gen. Oblig. 5% 12/1/2042	2,500,000	2,727,038
Effingham Cnty GA Sch Dist Series 2022, 3% 9/1/2042	300,000	261,608
Georgia St Rd & Twy Auth Rev Series 2021 A, 3% 7/15/2050 (Georgia St Guaranteed)	2,500,000	1,930,122
Main Str Nat Gas Inc GA Gas Proj Rev 5.5% 9/15/2026	2,590,000	2,606,958
Main Str Nat Gas Inc GA Gas Proj Rev 5.5% 9/15/2027	750,000	771,802
Main Str Nat Gas Inc GA Gas Proj Rev 5.5% 9/15/2028	370,000	388,522
Main Street Energy Inc 5% 12/1/2033 (Citigroup Inc Guaranteed)	7,500,000	7,936,062
Main Street Natural Gas Inc 4% tender 5/1/2052 (Citigroup Inc Guaranteed) (g)	10,270,000	10,404,874
Main Street Natural Gas Inc 4% tender 7/1/2052 (Royal Bank of Canada Guaranteed) (g)	36,705,000	37,159,955
Main Street Natural Gas Inc 5% tender 12/1/2054 (Royal Bank of Canada Guaranteed) (g)	600,000	646,446
Main Street Natural Gas Inc 5% tender 6/1/2053 (Citigroup Inc Guaranteed) (g)	8,700,000	9,122,509
Main Street Natural Gas Inc 5% tender 6/1/2055 (Toronto Dominion Bank Guaranteed) (g)	6,455,000	6,935,477
Main Street Natural Gas Inc Series 2019 A, 5% 5/15/2032 (Macquarie Group Ltd Guaranteed)	740,000	766,223
Main Street Natural Gas Inc Series 2019 C, 4% tender 3/1/2050 (Citigroup Inc Guaranteed) (g)	955,000	956,709
Main Street Natural Gas Inc Series 2022A, 4% tender 9/1/2052 (Citigroup Inc Guaranteed) (g)	13,870,000	14,079,573
Main Street Natural Gas Inc Series 2022B, 5% tender 12/1/2052 (Citigroup Inc Guaranteed) (g)	3,825,000	3,982,434
Main Street Natural Gas Inc Series 2023 E SUB E2, 4.125% tender 12/1/2053 (Liquidity Facility Royal Bank of Canada) (g)	1,500,000	1,543,921
Main Street Natural Gas Inc Series 2023B, 5% tender 7/1/2053 (Royal Bank of Canada Guaranteed) (g)	1,000,000	1,055,824
Main Street Natural Gas Inc Series 2023C, 5% tender 9/1/2053 (Royal Bank of Canada Guaranteed) (g)	15,305,000	16,263,456
Main Street Natural Gas Inc Series 2023D, 5% tender 5/1/2054 (Citigroup Inc Guaranteed) (g)	13,250,000	13,954,426
Main Street Natural Gas Inc Series 2024 A 1, 5% tender 5/1/2054 (Royal Bank of Canada Guaranteed) (g)	2,000,000	2,146,876
Main Street Natural Gas Inc Series 2024C, 5% tender 12/1/2054 (Citigroup Inc Guaranteed) (g)	2,000,000	2,111,094
Main Street Natural Gas Inc Series 2024D, 5% tender 4/1/2054 (Toronto Dominion Bank Guaranteed) (g)	4,180,000	4,444,625
Main Street Natural Gas Inc Series 2024E, 5% tender 5/1/2055 (Citigroup Inc Guaranteed) (g)	11,530,000	12,227,834
TOTAL GENERAL OBLIGATIONS		154,424,368
Health Care - 0.4%
Atlanta GA Dev Auth Sr Healthcare Facs Rev Series 2017 A 1, 6.5% (l)	505,000	227,250
Atlanta GA Dev Auth Sr Healthcare Facs Rev Series 2017 A 1, 6.75% (l)	3,105,000	1,397,250
Atlanta GA Dev Auth Sr Healthcare Facs Rev Series 2017 A 1, 7% (l)	2,910,000	1,309,500
Augusta Development Authority Series 2023 A, 5.125% 4/1/2053	2,345,000	2,397,127
Augusta Development Authority Series 2023 A, 5.125% 4/1/2053 (Assured Guaranty Inc Insured)	2,500,000	2,583,573
Brookhaven Development Authority (Childrens Healthcare of Atlanta Proj.) Series 2019 A, 4% 7/1/2044	3,805,000	3,700,900
Brookhaven Development Authority (Childrens Healthcare of Atlanta Proj.) Series 2019 A, 4% 7/1/2049	4,285,000	3,952,125
Cobb Cnty GA Kennestone Hosp (Wellstar Health System Inc Proj.) Series 2020 A, 5% 4/1/2050	1,360,000	1,376,867
Cobb Cnty GA Kennestone Hosp Series 2022A, 4% 4/1/2052	2,000,000	1,779,610
Columbia County Hospital Authority/GA Series 2023 A, 5.75% 4/1/2053	1,530,000	1,649,796
Columbus GA Med Ctr Hosp Auth (Piedmont Hosp Og Proj.) 5% tender 7/1/2054 (g)	1,200,000	1,261,023
DeKalb GA Priv Hsp Auth Rev (Childrens Healthcare of Atlanta Proj.) Series 2019 B, 5% 7/1/2035	75,000	79,394
Fulton Cnty GA Dev Auth Hosp Rev (Wellstar Health System Inc Proj.) Series 2020 A, 4% 4/1/2050	1,510,000	1,358,775
Fulton Cnty GA Dev Auth Hosp Rev 5% 4/1/2042	1,455,000	1,467,128
Fulton Cnty GA Dev Auth Hosp Rev 5% 4/1/2047	5,500,000	5,523,437
Fulton Cnty GA Dev Auth Rev (Childrens Healthcare of Atlanta Proj.) Series 2019 C, 5% 7/1/2038	70,000	73,465
Fulton Cnty GA Dev Auth Rev (Piedmont Hosp Og Proj.) Series 2019 A, 4% 7/1/2049	1,000,000	899,814
Fulton Cnty GA Res Care Fac Series 2019 A, 5% 4/1/2047 (c)	335,000	330,191
Fulton Cnty GA Res Care Fac Series 2019 A, 5% 4/1/2054 (c)	1,885,000	1,780,646
Fulton Cnty GA Res Care Fac Series 2021A, 4% 4/1/2041 (c)	420,000	396,291
Fulton Cnty GA Res Care Fac Series 2021A, 4% 4/1/2051 (c)	1,845,000	1,512,911
Fulton County Residential Care Facilities for the Elderly Authority Series 2016, 5% 7/1/2042	1,395,000	1,395,442
Gainesville & Hall Cnty GA Dev Series 2016, 5% 11/15/2033	590,000	592,329
Gainesville & Hall Cnty GA Hsp Ath Rev (Northeast Georgia Healthcare Proj.) Series 2020 A, 3% 2/15/2047	5,845,000	4,519,181
Gainesville & Hall Cnty GA Hsp Ath Rev (Northeast Georgia Healthcare Proj.) Series 2021 A, 2.5% 2/15/2051	1,500,000	950,317
Gainesville & Hall Cnty GA Hsp Ath Rev (Northeast Georgia Healthcare Proj.) Series 2021 A, 4% 2/15/2051	1,000,000	878,755
Gainesville & Hall Cnty GA Hsp Ath Rev (Northeast Georgia Healthcare Proj.) Series A, 5% 2/15/2042	850,000	855,804
Gainesville & Hall Cnty GA Hsp Ath Rev (Northeast Georgia Healthcare Proj.) Series A, 5% 2/15/2045	1,065,000	1,070,487
Gainesville & Hall Cnty GA Hsp Ath Rev Series B, 5.5% 2/15/2042	1,625,000	1,647,734
Glynn Brunswick Mem Hosp Auth GA Rev (Southeast GA Health System Proj.) 4% 8/1/2043	270,000	237,669
Glynn Brunswick Mem Hosp Auth GA Rev (Southeast GA Health System Proj.) Series 2020, 4% 8/1/2036	55,000	53,150
Glynn Brunswick Mem Hosp Auth GA Rev (Southeast GA Health System Proj.) Series 2020, 4% 8/1/2037	40,000	38,260
Glynn Brunswick Mem Hosp Auth GA Rev Series 2020, 4% 8/1/2035	45,000	43,910
Griffin-Spalding Cnty GA Hosp Rev (Wellstar Health System Inc Proj.) 4% 4/1/2042	770,000	744,373
Griffin-Spalding Cnty GA Hosp Rev Series 2017, 5% 4/1/2037	440,000	445,058
Paulding County Hospital Authority/GA (Wellstar Health System Inc Proj.) 5% 4/1/2027	10,000	10,182
Paulding County Hospital Authority/GA (Wellstar Health System Inc Proj.) 5% 4/1/2028	25,000	26,008
Paulding County Hospital Authority/GA (Wellstar Health System Inc Proj.) 5% 4/1/2029	20,000	21,219
Paulding County Hospital Authority/GA (Wellstar Health System Inc Proj.) 5% 4/1/2030	15,000	16,186
Paulding County Hospital Authority/GA (Wellstar Health System Inc Proj.) 5% 4/1/2031	20,000	21,876
Paulding County Hospital Authority/GA (Wellstar Health System Inc Proj.) 5% 4/1/2032	15,000	16,590
Savannah GA Candler Hosp (St Joseph Candler Health Proj.) 4% 7/1/2035	275,000	275,956
Savannah GA Candler Hosp (St Joseph Candler Health Proj.) 4% 7/1/2043	1,285,000	1,216,229
TOTAL HEALTH CARE		50,133,788
Housing - 0.0%
Bibb Cnty GA Develop Auth Rev Series 2019, 4% 6/1/2044	180,000	173,992
Georgia Hsg & Fin Auth Rev Series 2017 A, 4% 12/1/2047	20,000	20,000
Georgia Hsg & Fin Auth Rev Series 2017 B, 3.55% 12/1/2042	3,110,000	2,973,235
Georgia Hsg & Fin Auth Rev Series 2026A, 4.8% 12/1/2046	875,000	886,776
Lawrenceville GA Hsg Auth Multifamily Rev Series 2022 (FN) Class PT, 2.88% 4/1/2040	530,016	428,057
TOTAL HOUSING		4,482,060
Industrial Development - 0.2%
Geo L Smith II GA World Congress Ctr Auth Convention Ctr Hotel Rev (Georgia Wcca Hotel Proj.) 3.625% 1/1/2031 (c)	505,000	489,628
Geo L Smith II GA World Congress Ctr Auth Convention Ctr Hotel Rev (Georgia Wcca Hotel Proj.) 5% 1/1/2036 (c)	710,000	722,247
Geo L Smith II GA World Congress Ctr Auth Convention Ctr Hotel Rev (Georgia Wcca Hotel Proj.) 5% 1/1/2054 (c)	6,260,000	6,035,906
Geo L Smith II GA World Congress Ctr Auth Convention Ctr Hotel Rev (Georgia Wcca Hotel Proj.) Series 2021 A, 2.375% 1/1/2031	390,000	365,966
Geo L Smith II GA World Congress Ctr Auth Convention Ctr Hotel Rev (Georgia Wcca Hotel Proj.) Series 2021 A, 4% 1/1/2036	1,330,000	1,326,026
Geo L Smith II GA World Congress Ctr Auth Convention Ctr Hotel Rev (Georgia Wcca Hotel Proj.) Series 2021 A, 4% 1/1/2054	6,355,000	5,320,264
Savannah Georgia Convention Center Authority (Savannah Convention Hotel Proj.) Series 2025A, 5.125% 6/1/2050	3,005,000	3,000,148
Savannah Georgia Convention Center Authority (Savannah Convention Hotel Proj.) Series 2025B, 5.5% 6/1/2040 (c)	915,000	933,000
Savannah Georgia Convention Center Authority (Savannah Convention Hotel Proj.) Series 2025B, 6% 6/1/2050 (c)	4,220,000	4,226,744
Savannah Georgia Convention Center Authority (Savannah Convention Hotel Proj.) Series 2025B, 6.25% 6/1/2061 (c)	6,015,000	6,123,370
Savannah Georgia Convention Center Authority (Savannah Convention Hotel Proj.) Series 2025C, 5% 6/1/2058 (Assured Guaranty Inc Insured)	765,000	776,179
Savannah Georgia Convention Center Authority (Savannah Convention Hotel Proj.) Series 2025C, 5.5% 6/1/2050 (Assured Guaranty Inc Insured)	1,400,000	1,485,988
TOTAL INDUSTRIAL DEVELOPMENT		30,805,466
Other - 0.0%
Atlanta GA Dev Auth Rev Series A 1, 5.25% 7/1/2040	670,000	670,764
Atlanta GA Dev Auth Rev Series A 1, 5.25% 7/1/2044	3,245,000	3,247,748
DE Kalb Cnty GA Hsg Auth Mfhr Series 2024, 4.125% 12/1/2034	965,000	963,588
Fulton Cnty GA Dev Auth Rev Series 2019A, 5% 3/15/2044	1,085,000	1,108,196
Georgia St Gen. Oblig. Series 2023 A, 4% 7/1/2042	2,250,000	2,277,875
Private Colgs & Unvs Ath GA Rv Series 2025 A, 5.25% 9/1/2042	2,500,000	2,804,473
TOTAL OTHER		11,072,644
Special Tax - 0.1%
Atlanta GA Dev Auth Rev 0% 12/15/2048 (c)(i)	4,753,000	4,339,986
Atlanta GA Dev Auth Rev Series 2024A 1, 5% 4/1/2034 (c)	900,000	923,152
Atlanta GA Dev Auth Rev Series 2024A 2, 5.5% 4/1/2039 (c)	1,295,000	1,330,707
Atlanta GA Urban Redev Agy Rev 2.875% 7/1/2031 (c)	165,000	159,436
Atlanta GA Urban Redev Agy Rev 3.625% 7/1/2042 (c)	1,190,000	1,089,389
Atlanta GA Urban Redev Agy Rev 3.875% 7/1/2051 (c)	430,000	373,931
Atlanta GA Urban Redev Agy Rev Series 2021, 2.375% 7/1/2026 (c)	140,000	139,917
Bartow County Tax Allocation District No 3 Series 2026, 0% 4/1/2051 (c)(i)	2,275,000	1,839,382
Cobb-Marietta GA Coliseum & Exhib Hall Rev 5.625% 10/1/2026 (National Public Finance Guarantee Corporation Insured)	40,000	40,301
Metro Atlanta Rapid Tran Sales Series 2024 B, 5% 7/1/2045	1,180,000	1,266,783
TOTAL SPECIAL TAX		11,502,984
Transportation - 0.2%
Atlanta GA Arpt Passenger Fac Charge Rev Series 2019 D, 4% 7/1/2035 (h)	1,590,000	1,592,853
Atlanta GA Arpt Passenger Fac Charge Rev Series 2019 D, 4% 7/1/2037 (h)	850,000	846,599
Atlanta GA Arpt Passenger Fac Charge Rev Series 2019 D, 4% 7/1/2039 (h)	1,065,000	1,044,731
Atlanta GA Arpt Passenger Fac Charge Rev Series 2023 E, 5% 7/1/2033 (h)	500,000	551,415
Atlanta GA Arpt Passenger Fac Charge Rev Series 2023 E, 5% 7/1/2040 (h)	1,435,000	1,530,828
Atlanta GA Arpt Passenger Fac Charge Rev Series 2023 E, 5.25% 7/1/2041 (h)	4,400,000	4,782,886
Atlanta GA Arpt Passenger Fac Charge Rev Series 2023 E, 5.25% 7/1/2042 (h)	600,000	648,402
Atlanta GA Arpt Passenger Fac Charge Rev Series 2023 E, 5.25% 7/1/2044 (h)	1,750,000	1,869,116
Atlanta GA Arpt Rev Series 2019 B, 5% 7/1/2044 (h)	2,090,000	2,135,918
Atlanta GA Arpt Rev Series 2025B B 1, 5.25% 7/1/2042 (h)	2,800,000	3,053,047
Atlanta GA Arpt Rev Series 2025B B 1, 5.25% 7/1/2043 (h)	1,000,000	1,084,599
Atlanta GA Arpt Rev Series 2025B B 1, 5.25% 7/1/2044 (h)	500,000	538,093
Atlanta GA Arpt Rev Series 2025B B 1, 5.25% 7/1/2045 (h)	2,500,000	2,670,296
Atlanta GA Arpt Rev Series 2025B B 1, 5.25% 7/1/2050 (h)	1,295,000	1,347,771
Georgia Port Authority Series 2022, 5% 7/1/2047	3,475,000	3,635,647
Georgia St Rd & Twy Auth Rev (GA St Garvee Proj.) 5% 6/1/2031	1,415,000	1,536,794
Georgia St Rd & Twy Auth Rev (GA St Garvee Proj.) 5% 6/1/2032	2,120,000	2,296,668
Georgia St Rd & Twy Auth Rev Series 2021 A, 3% 7/15/2049	2,190,000	1,712,606
TOTAL TRANSPORTATION		32,878,269
Water & Sewer - 0.0%
Atlanta GA Wtr & Wastewtr Rev 5.5% 11/1/2027 (National Public Finance Guarantee Corporation Insured)	100,000	102,660
TOTAL GEORGIA		356,402,120
Guam - 0.0%
Electric Utilities - 0.0%
Guam Power Auth. 5% 10/1/2038	1,000,000	1,057,829
Guam Power Auth. 5% 10/1/2043	200,000	208,225
TOTAL ELECTRIC UTILITIES		1,266,054
General Obligations - 0.0%
Guam Govt Dept Ed Ctfs Partn Series 2020 A, 5% 2/1/2040	300,000	302,120
Special Tax - 0.0%
Guam Govt Business Privilege Tax Rev Series 2021 F, 4% 1/1/2036	1,580,000	1,570,439
Guam Govt Business Privilege Tax Rev Series 2021 F, 4% 1/1/2042	805,000	779,294
Guam Govt Business Privilege Tax Rev Series 2021 F, 5% 1/1/2029	240,000	250,025
TOTAL SPECIAL TAX		2,599,758
Transportation - 0.0%
Guam Intl Arpt Auth Rev Series 2023 A, 5.375% 10/1/2040 (h)	525,000	559,035
Guam Intl Arpt Auth Rev Series 2024A, 5.25% 10/1/2039 (h)	200,000	213,770
Guam Intl Arpt Auth Rev Series 2024A, 5.25% 10/1/2041 (h)	200,000	210,698
TOTAL TRANSPORTATION		983,503
Water & Sewer - 0.0%
Guam Govt Wtrwks Auth Wtr & Wst Rev Series 2016, 5% 1/1/2046	450,000	450,135
TOTAL GUAM		5,601,570
Hawaii - 0.1%
Education - 0.0%
Hawaii Dpt Bg & Fin Spl Pur Rev Series 2018, 6% 7/1/2028 (c)	1,000,000	1,015,732
Electric Utilities - 0.0%
Hawaii Dpt Bg & Fin Spl Pur Rev 3.5% 10/1/2049 (h)	1,900,000	1,610,398
General Obligations - 0.0%
Hawaii St Gen. Oblig. Series FG, 5% 10/1/2027	65,000	65,511
Special Tax - 0.0%
Kauai Cnty Hawaii Cmnty Facs Dist Spl Tax Series 2019, 5% 5/15/2049	250,000	250,581
Kauai Cnty Hawaii Cmnty Facs Dist Spl Tax Series 2022, 4.375% 5/15/2042	250,000	251,268
Kauai Cnty Hawaii Cmnty Facs Dist Spl Tax Series 2022, 5% 5/15/2051	550,000	550,206
TOTAL SPECIAL TAX		1,052,055
Transportation - 0.1%
Hawaii St Arpts Sys Rev 5% 7/1/2043 (h)	3,150,000	3,362,209
Hawaii St Arpts Sys Rev 5.5% 7/1/2054 (h)	3,815,000	4,057,904
Hawaii St Arpts Sys Rev Series 2018 A, 5% 7/1/2029 (h)	155,000	161,195
Hawaii St Arpts Sys Rev Series 2018 A, 5% 7/1/2030 (h)	185,000	192,218
Hawaii St Arpts Sys Rev Series 2018 A, 5% 7/1/2031 (h)	175,000	181,569
Hawaii St Arpts Sys Rev Series 2018 A, 5% 7/1/2032 (h)	185,000	191,681
Hawaii St Arpts Sys Rev Series 2018 A, 5% 7/1/2033 (h)	185,000	191,404
Hawaii St Arpts Sys Rev Series 2018 A, 5% 7/1/2043 (h)	1,770,000	1,801,312
Hawaii St Arpts Sys Rev Series 2022 A, 4% 7/1/2040 (h)	250,000	247,577
Hawaii St Arpts Sys Rev Series 2022 A, 5% 7/1/2047 (h)	1,000,000	1,022,782
Hawaii St Hbr Sys Rev Series 2020 A, 4% 7/1/2036 (h)	150,000	151,024
Hawaii St Hbr Sys Rev Series 2020 C, 4% 7/1/2037	60,000	61,139
Hawaii St Hbr Sys Rev Series 2020 C, 4% 7/1/2038	70,000	71,138
Hawaii St Hbr Sys Rev Series 2020 C, 4% 7/1/2040	60,000	60,539
TOTAL TRANSPORTATION		11,753,691
Water & Sewer - 0.0%
Honolulu HI Cty & Cnty Wastewtr Sys Rev Series 2025A, 5% 7/1/2038	1,000,000	1,131,925
Honolulu HI Cty & Cnty Wastewtr Sys Rev Series A, 3% 7/1/2041	2,700,000	2,443,139
TOTAL WATER & SEWER		3,575,064
TOTAL HAWAII		19,072,451
Idaho - 0.1%
Education - 0.0%
Idaho Hsg & Fin Assn Nonprofit Facs Rev Series 2022 A, 4% 5/1/2057	300,000	245,755
Idaho Hsg & Fin Assn Nonprofit Facs Rev Series 2023A, 5.75% 5/1/2048	525,000	544,628
TOTAL EDUCATION		790,383
Health Care - 0.0%
Idaho Health Facs Auth Rev (St Lukes Regional Med Ctr, Id Proj.) 2.8% 3/1/2060, LOC TD Bank NA VRDN (g)	1,100,000	1,100,000
Housing - 0.0%
Idaho Hsg & Fin Assn (ID Single Family Hsg 7/1/19 Proj.) Series 2019 A, 4% 1/1/2050	465,000	467,552
Other - 0.0%
Avimor Community Infrastructure District No 1 5.5% 9/1/2053 (c)	1,361,000	1,363,229
Idaho Hsg & Fin Assn Nonprofit Facs Rev Series 2024 A, 4.75% 5/1/2054	395,000	373,862
Spring Valley Community Infrastructure District No 1 6.25% 9/1/2053 (c)	1,500,000	1,542,455
Spring Valley Community Infrastructure District No 1 6.25% 9/1/2054 (c)	500,000	516,836
TOTAL OTHER		3,796,382
Resource Recovery - 0.0%
Power Cnty Idaho Indl Dev Corp Solid Waste Disp Rev Series 1999, 6.45% 8/1/2032 (h)	640,000	642,145
Special Tax - 0.1%
Idaho Housing & Finance Association Series 2023A, 5.25% 8/15/2048	2,400,000	2,551,734
Spring Valley Community Infrastructure District No 1 Series 2021, 3.75% 9/1/2051 (c)	4,429,000	4,291,443
TOTAL SPECIAL TAX		6,843,177
Transportation - 0.0%
Idaho Hsg & Fin Assn (Idaho St Garvee Proj.) Series 2021A, 5% 7/15/2029	190,000	202,851
Idaho Hsg & Fin Assn (Idaho St Garvee Proj.) Series 2021A, 5% 7/15/2030	65,000	70,417
Idaho Hsg & Fin Assn (Idaho St Garvee Proj.) Series 2021A, 5% 7/15/2031	40,000	43,981
Idaho Hsg & Fin Assn (Idaho St Garvee Proj.) Series 2021A, 5% 7/15/2032	80,000	88,270
TOTAL TRANSPORTATION		405,519
TOTAL IDAHO		14,045,158
Illinois - 5.3%
Education - 0.2%
Board of Trustees of the University of Illinois/The Series 2018A, 5% 4/1/2029	225,000	233,453
Board of Trustees of the University of Illinois/The Series 2018A, 5% 4/1/2030	505,000	523,774
Board of Trustees of the University of Illinois/The Series 2020 A, 4% 4/1/2035	630,000	642,464
Board of Trustees of the University of Illinois/The Series 2020 A, 4% 4/1/2038 (Build America Mutual Assurance Co Insured)	410,000	415,105
Illinois Fin Auth Rev (Bradley University Proj.) Series 2017 C, 5% 8/1/2029	150,000	152,067
Illinois Fin Auth Rev (Bradley University Proj.) Series 2017 C, 5% 8/1/2030	110,000	111,441
Illinois Fin Auth Rev (Bradley University Proj.) Series 2017 C, 5% 8/1/2031	130,000	131,567
Illinois Fin Auth Rev (Bradley University Proj.) Series 2017 C, 5% 8/1/2032	150,000	151,654
Illinois Fin Auth Rev (Depaul Univ, IL Proj.) 4% 10/1/2031	85,000	85,111
Illinois Fin Auth Rev (Depaul Univ, IL Proj.) 4% 10/1/2034	120,000	120,079
Illinois Fin Auth Rev (Depaul Univ, IL Proj.) 5% 10/1/2029	120,000	120,760
Illinois Fin Auth Rev (Depaul Univ, IL Proj.) 5% 10/1/2030	120,000	120,738
Illinois Fin Auth Rev (Depaul Univ, IL Proj.) 5% 10/1/2033	85,000	85,454
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 4% 9/1/2035	375,000	338,069
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 4% 9/1/2037	1,020,000	907,949
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 4% 9/1/2039	55,000	47,949
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 5% 9/1/2030	10,000	9,979
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 5% 9/1/2038	50,000	48,731
Illinois Fin Auth Rev (Rosalind Franklin University Proj.) Series A, 5% 8/1/2042	210,000	210,074
Illinois Fin Auth Rev (Rosalind Franklin University Proj.) Series A, 5% 8/1/2047	245,000	237,360
Illinois Fin Auth Rev (Rosalind Franklin University Proj.) Series C, 5% 8/1/2046	295,000	287,827
Illinois Fin Auth Rev (Rosalind Franklin University Proj.) Series C, 5% 8/1/2049	190,000	180,833
Illinois Fin Auth Rev Series 2019 A, 3% 7/1/2035 (h)	70,000	63,188
Illinois Fin Auth Rev Series A, 5% 12/1/2037	350,000	333,760
Illinois Fin Auth Student Hsg & Academic Fac Rev Series 2017 A, 5% 2/15/2028	40,000	40,496
Illinois Fin Auth Student Hsg & Academic Fac Rev Series 2017 A, 5% 2/15/2037	100,000	100,291
Illinois Fin Auth Student Hsg & Academic Fac Rev Series 2017 A, 5% 2/15/2047	1,410,000	1,332,647
Illinois Fin Auth Student Hsg & Academic Fac Rev Series 2017 A, 5% 2/15/2050	1,050,000	973,325
Illinois Finance Authority (Board of Trustees of the University of Illinois/The Proj.) Series 2019A, 5% 10/1/2027	15,000	15,463
Illinois Finance Authority (Board of Trustees of the University of Illinois/The Proj.) Series 2019A, 5% 10/1/2028	15,000	15,727
Illinois Finance Authority (Board of Trustees of the University of Illinois/The Proj.) Series 2019A, 5% 10/1/2031	10,000	10,627
Illinois Finance Authority (Board of Trustees of the University of Illinois/The Proj.) Series 2019A, 5% 10/1/2032	15,000	15,909
Illinois Finance Authority (Board of Trustees of the University of Illinois/The Proj.) Series 2019A, 5% 10/1/2033	30,000	31,744
Illinois Finance Authority (Board of Trustees of the University of Illinois/The Proj.) Series 2019A, 5% 10/1/2035	15,000	15,791
Illinois Finance Authority (Board of Trustees of the University of Illinois/The Proj.) Series 2019A, 5% 10/1/2036	15,000	15,747
Illinois Finance Authority (Board of Trustees of the University of Illinois/The Proj.) Series 2019A, 5% 10/1/2037	20,000	20,937
Illinois Finance Authority (Board of Trustees of the University of Illinois/The Proj.) Series 2019A, 5% 10/1/2038	20,000	20,890
Illinois Finance Authority (Board of Trustees of the University of Illinois/The Proj.) Series 2019A, 5% 10/1/2039	35,000	36,478
Illinois Finance Authority (Board of Trustees of the University of Illinois/The Proj.) Series 2019A, 5% 10/1/2044	305,000	314,126
Illinois Finance Authority (Board of Trustees of the University of Illinois/The Proj.) Series 2019A, 5% 10/1/2049	370,000	374,641
Illinois Finance Authority (Board of Trustees of the University of Illinois/The Proj.) Series 2019A, 5% 10/1/2051	390,000	393,781
Illinois Finance Authority Rev (Lake Forest College Proj.) Series 2022A, 5.5% 10/1/2042	1,970,000	2,028,963
Illinois Finance Authority Rev (Lake Forest College Proj.) Series 2022A, 5.5% 10/1/2047	1,820,000	1,849,482
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) 5.25% 5/15/2054	6,000,000	6,210,548
Illinois Finance Authority Rev 5.125% 11/1/2055 (c)	680,000	577,540
Illinois Finance Authority Rev Series 2021 A, 2.25% 7/1/2033 (h)	115,000	98,339
Illinois Finance Authority Rev Series 2021 B, 7% 11/1/2037 (c)	210,000	208,303
Illinois Finance Authority Rev Series 2021, 4% 10/1/2032 (c)	680,000	671,558
Illinois Finance Authority Rev Series 2021, 4% 10/1/2033 (c)	1,065,000	1,043,681
Illinois Finance Authority Rev Series 2021, 4% 10/1/2033	170,000	152,582
Illinois Finance Authority Rev Series 2021, 4% 10/1/2034 (c)	890,000	865,362
Illinois Finance Authority Rev Series 2021, 5% 10/1/2031	240,000	234,105
Illinois Finance Authority Rev Series 2023A, 5.25% 8/1/2038 (c)	300,000	319,396
Illinois Finance Authority Rev Series 2023A, 5.5% 8/1/2043 (c)	360,000	382,000
Illinois Finance Authority Rev Series 2025A, 4.25% 7/1/2041	2,570,000	2,584,817
Illinois St Univ Revs Series 2018 A, 5% 4/1/2031 (Assured Guaranty Inc Insured)	180,000	186,026
Illinois St Univ Revs Series 2018 A, 5% 4/1/2033 (Assured Guaranty Inc Insured)	120,000	123,709
Illinois St Univ Revs Series 2018 A, 5% 4/1/2036 (Assured Guaranty Inc Insured)	180,000	184,633
Northern IL Univ Revs Series 2020 B, 4% 4/1/2036 (Build America Mutual Assurance Co Insured)	85,000	85,320
Northern IL Univ Revs Series 2020 B, 4% 4/1/2040 (Build America Mutual Assurance Co Insured)	55,000	54,038
Northern IL Univ Revs Series 2020 B, 5% 4/1/2034 (Build America Mutual Assurance Co Insured)	955,000	998,782
Romeoville IL Rev Series 2015, 5% 10/1/2042	360,000	353,964
Upper Illinois River Valley Development Authority Series 2017 A, 5% 12/1/2032 (c)	515,000	515,891
Upper Illinois River Valley Development Authority Series 2017 A, 5.25% 12/1/2047 (c)	1,135,000	1,072,783
Upper Illinois River Valley Development Authority Series 2025A, 6% 12/1/2055 (c)	825,000	831,399
TOTAL EDUCATION		30,921,227
Electric Utilities - 0.0%
Northern Ill Mun Pwr Agy Pwr Proj Rev Series 2016 A, 5% 12/1/2041	1,000,000	1,004,225
Escrowed/Pre-Refunded - 0.0%
Chicago IL Gen. Oblig. Series 1999, 0% 1/1/2027 (Escrowed to Maturity) (b)	385,000	378,124
Grundy & Will Cntys Ill Cmnty Unit Sch Dist No 001 5% 2/1/2029 (Pre-refunded to 2/1/2027 at 100)	5,000	5,073
Illinois Fin Auth Rev Series 2016 C, 3.625% 2/15/2032 (Pre-refunded to 2/15/2027 at 100)	140,000	140,835
Illinois Finance Authority Rev 4% 2/15/2033 (Pre-refunded to 2/15/2027 at 100)	20,000	20,174
Illinois Finance Authority Rev 5% 2/15/2034 (Pre-refunded to 2/15/2027 at 100)	95,000	96,486
Illinois Finance Authority Rev 5% 2/15/2036 (Pre-refunded to 2/15/2027 at 100)	30,000	30,469
TOTAL ESCROWED/PRE-REFUNDED		671,161
General Obligations - 2.1%
Bridgeview Ill Gen. Oblig. Series 2005, 5.14% 12/1/2036	1,960,000	1,827,344
Bridgeview Ill Gen. Oblig. Series 2015A, 5.625% 12/1/2041	250,000	250,014
Champaign County Community Unit School District No 4 Champaign Series 2019, 4% 6/1/2026	5,000	5,000
Champaign County Community Unit School District No 4 Champaign Series 2019, 4% 6/1/2027	55,000	55,675
Champaign County Community Unit School District No 4 Champaign Series 2019, 4% 6/1/2028	40,000	40,860
Champaign County Community Unit School District No 4 Champaign Series 2019, 4% 6/1/2029	100,000	103,085
Champaign County Community Unit School District No 4 Champaign Series 2019, 4% 6/1/2030	65,000	67,037
Champaign County Community Unit School District No 4 Champaign Series 2019, 4% 6/1/2031	80,000	82,223
Champaign County Community Unit School District No 4 Champaign Series 2019, 4% 6/1/2034	65,000	65,999
Champaign County Community Unit School District No 4 Champaign Series 2019, 4% 6/1/2035	85,000	86,188
Champaign County Community Unit School District No 4 Champaign Series 2019, 4% 6/1/2036	100,000	101,250
Champaign County Community Unit School District No 4 Champaign Series 2020 A, 5% 1/1/2029	45,000	46,640
Champaign County Community Unit School District No 4 Champaign Series 2020 A, 5% 1/1/2030	40,000	41,445
Champaign County Community Unit School District No 4 Champaign Series 2020 A, 5% 1/1/2031	55,000	56,916
Champaign County Community Unit School District No 4 Champaign Series 2020 A, 5% 1/1/2033	105,000	108,394
Chicago IL Board of Education Series 2016, 6% 4/1/2046	18,645,000	18,872,401
Chicago IL Board of Education Series 2017, 5% 4/1/2036	215,000	215,905
Chicago IL Board of Education Series 2017, 5% 4/1/2037	210,000	210,699
Chicago IL Board of Education Series 2018, 5% 4/1/2038	290,000	292,321
Chicago IL Board of Education Series 2018, 5% 4/1/2042	1,060,000	1,061,565
Chicago IL Board of Education Series 2018, 5% 4/1/2046	350,000	343,778
Chicago IL Brd Ed 0% 12/1/2026 (National Public Finance Guarantee Corporation Insured) (b)	2,750,000	2,702,387
Chicago IL Brd Ed 0% 12/1/2027 (Financial Guaranty Ins CO Insured) (b)	300,000	284,553
Chicago IL Brd Ed 0% 12/1/2029 (b)	700,000	616,488
Chicago IL Brd Ed 0% 12/1/2029 (Assured Guaranty Inc Insured) (b)	1,000,000	889,832
Chicago IL Brd Ed 0% 12/1/2030 (b)	400,000	338,482
Chicago IL Brd Ed 0% 12/1/2030 (National Public Finance Guarantee Corporation Insured) (b)	305,000	258,092
Chicago IL Brd Ed 5% 12/1/2030	310,000	312,874
Chicago IL Brd Ed 5% 12/1/2046	1,425,000	1,346,672
Chicago IL Brd Ed 5.25% 12/1/2035	45,000	44,835
Chicago IL Brd Ed 5.5% 12/1/2026 (Assured Guaranty Inc Insured), (Financial Guaranty Ins CO Insured)	175,000	177,068
Chicago IL Brd Ed 5.5% 12/1/2029 (Ambac Assurance Corp Insured)	165,000	172,531
Chicago IL Brd Ed 5.5% 12/1/2030 (Ambac Assurance Corp Insured)	120,000	126,614
Chicago IL Brd Ed 5.5% 12/1/2031 (Ambac Assurance Corp Insured)	330,000	350,367
Chicago IL Brd Ed Series 2012A, 5% 12/1/2042	1,325,000	1,300,119
Chicago IL Brd Ed Series 2017 G, 5% 12/1/2034	195,000	195,408
Chicago IL Brd Ed Series 2017 G, 5% 12/1/2044	600,000	574,484
Chicago IL Brd Ed Series 2017 H, 5% 12/1/2036	480,000	481,870
Chicago IL Brd Ed Series 2017 H, 5% 12/1/2046	3,280,000	3,099,708
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2026	70,000	70,274
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2027 (Assured Guaranty Inc Insured)	1,250,000	1,283,411
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2028	575,000	586,187
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2029	250,000	254,657
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2030	835,000	849,611
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2032	100,000	101,177
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2034 (Assured Guaranty Inc Insured)	100,000	102,902
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2035	70,000	70,510
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2035 (Assured Guaranty Inc Insured)	100,000	102,625
Chicago IL Brd Ed Series 2018 C, 5% 12/1/2032 (Assured Guaranty Inc Insured)	2,500,000	2,588,030
Chicago IL Brd Ed Series 2019 A, 5% 12/1/2028	405,000	412,879
Chicago IL Brd Ed Series 2019 A, 5% 12/1/2030	1,040,000	1,064,957
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2029	175,000	179,472
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2031	465,000	473,500
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2033	1,090,000	1,107,366
Chicago IL Brd Ed Series 2021A, 5% 12/1/2035	2,500,000	2,533,334
Chicago IL Brd Ed Series 2021A, 5% 12/1/2036	195,000	197,049
Chicago IL Brd Ed Series 2021A, 5% 12/1/2037	750,000	755,747
Chicago IL Brd Ed Series 2021A, 5% 12/1/2038	250,000	251,185
Chicago IL Brd Ed Series 2021A, 5% 12/1/2039	2,690,000	2,695,121
Chicago IL Brd Ed Series 2021A, 5% 12/1/2040	2,015,000	2,009,280
Chicago IL Brd Ed Series 2021B, 5% 12/1/2031	350,000	359,345
Chicago IL Brd Ed Series 2021B, 5% 12/1/2036	615,000	621,464
Chicago IL Brd Ed Series 2022 A, 4% 12/1/2047	3,485,000	2,810,650
Chicago IL Brd Ed Series 2022 A, 4% 12/1/2047	500,000	429,690
Chicago IL Brd Ed Series 2022 A, 5% 12/1/2043	7,015,000	6,809,755
Chicago IL Brd Ed Series 2022 A, 5% 12/1/2047	5,685,000	5,286,664
Chicago IL Brd Ed Series 2022 B, 4% 12/1/2035	1,535,000	1,459,299
Chicago IL Brd Ed Series 2022 B, 4% 12/1/2036	2,880,000	2,705,780
Chicago IL Brd Ed Series 2023A, 5.875% 12/1/2047	2,135,000	2,172,812
Chicago IL Brd Ed Series 2023A, 6% 12/1/2049	1,705,000	1,750,001
Chicago IL Brd Ed Series 2025 A, 6.25% 12/1/2050	6,300,000	6,629,879
Chicago IL Brd Ed Series 2025 B, 5.5% 12/1/2033	3,100,000	3,319,332
Chicago IL Brd Ed Series D, 5% 12/1/2031	475,000	478,199
Chicago IL Gen. Oblig. 5% 1/1/2038	275,000	275,059
Chicago IL Gen. Oblig. 5.25% 1/1/2038	10,840,000	11,223,197
Chicago IL Gen. Oblig. 5.5% 1/1/2040	600,000	624,234
Chicago IL Gen. Oblig. Series 2017 A, 6% 1/1/2038	1,000,000	1,012,677
Chicago IL Gen. Oblig. Series 2017, 6% 1/1/2038	6,495,000	6,549,222
Chicago IL Gen. Oblig. Series 2019A, 5% 1/1/2040	165,000	165,314
Chicago IL Gen. Oblig. Series 2019A, 5% 1/1/2044	175,000	171,594
Chicago IL Gen. Oblig. Series 2019A, 5.5% 1/1/2035	3,065,000	3,156,172
Chicago IL Gen. Oblig. Series 2019A, 5.5% 1/1/2049	1,675,000	1,679,050
Chicago IL Gen. Oblig. Series 2020A, 5% 1/1/2027	1,485,000	1,495,244
Chicago IL Gen. Oblig. Series 2020A, 5% 1/1/2029	2,310,000	2,372,436
Chicago IL Gen. Oblig. Series 2020A, 5% 1/1/2030	4,310,000	4,457,510
Chicago IL Gen. Oblig. Series 2021 A, 4% 1/1/2035	530,000	512,389
Chicago IL Gen. Oblig. Series 2021 A, 5% 1/1/2031	95,000	98,563
Chicago IL Gen. Oblig. Series 2021 A, 5% 1/1/2032	5,245,000	5,425,199
Chicago IL Gen. Oblig. Series 2021 A, 5% 1/1/2034	705,000	724,998
Chicago IL Gen. Oblig. Series 2021 B, 4% 1/1/2032	82,000	81,157
Chicago IL Gen. Oblig. Series 2021 B, 4% 1/1/2037	250,000	236,208
Chicago IL Gen. Oblig. Series 2021 B, 4% 1/1/2038	110,000	102,644
Chicago IL Gen. Oblig. Series 2025A, 6% 1/1/2050	8,580,000	9,022,592
Chicago IL Gen. Oblig. Series 2025B, 5% 1/1/2033	6,760,000	7,054,860
Chicago Ill Pk Dist Gen. Oblig. 3% 1/1/2038	2,325,000	2,093,254
Cook Cnty IL Cmnty Coll Dist Gen. Oblig. 5% 12/1/2047 (Build America Mutual Assurance Co Insured)	2,060,000	2,074,085
Cook Cnty IL Gen. Oblig. 5% 11/15/2031	235,000	254,210
Cook Cnty IL Gen. Oblig. 5% 11/15/2032	155,000	167,097
Cook Cnty IL Gen. Oblig. 5% 11/15/2033	1,475,000	1,584,935
Cook Cnty IL Gen. Oblig. Series 2016 A, 5% 11/15/2026	690,000	697,076
Cook Cnty IL Gen. Oblig. Series 2016 A, 5% 11/15/2027	340,000	343,599
Cook Cnty IL Gen. Oblig. Series 2016 A, 5% 11/15/2028	445,000	449,052
Cook Cnty IL Gen. Oblig. Series 2016 A, 5% 11/15/2031	2,400,000	2,420,764
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2026	285,000	286,642
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2027	290,000	295,581
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2028	145,000	149,016
Cook Cnty IL High Sch Dist No 203 New Trier Twp 2% 12/15/2033	205,000	176,403
Cook Cnty IL High Sch Dist No 203 New Trier Twp 2% 12/15/2034	215,000	179,775
Cook Cnty Ill Cmnty Cons Sch Dist No 059 Elk Grove Series 2020, 5% 3/1/2028	85,000	88,385
Cook Cnty Ill High Sch Dist No 209 Proviso Twp Series 2018B, 4% 12/1/2038 (Assured Guaranty Inc Insured)	905,000	907,450
DuPage & Cook Cntys IL Cmnty Unit Sch Dist No 205 Series 2020, 3% 1/1/2037	1,885,000	1,776,340
Grundy & Will Cntys Ill Cmnty Unit Sch Dist No 001 5% 2/1/2029	35,000	35,473
Illinois Fin Auth Rev (Cook Ill High Sch Dist No 207maine Twp Proj.) Series 2019, 4% 12/1/2037	875,000	884,930
Illinois Sports Facs Auth (Illinois St Proj.) Series 2019, 5% 6/15/2028	480,000	493,782
Illinois Sports Facs Auth (Illinois St Proj.) Series 2019, 5% 6/15/2028	300,000	310,711
Illinois Sports Facs Auth (Illinois St Proj.) Series 2019, 5% 6/15/2029	590,000	620,516
Illinois Sports Facs Auth (Illinois St Proj.) Series 2019, 5% 6/15/2029	480,000	499,951
Illinois St Gen. Oblig. 5% 2/1/2027	7,130,000	7,231,451
Illinois St Gen. Oblig. 5% 2/1/2029	315,000	319,568
Illinois St Gen. Oblig. 5% 3/1/2029	205,000	216,473
Illinois St Gen. Oblig. 5% 3/1/2032	230,000	252,159
Illinois St Gen. Oblig. 5.5% 1/1/2028	320,000	333,644
Illinois St Gen. Oblig. 5.5% 1/1/2031	110,000	122,065
Illinois St Gen. Oblig. Series 2016, 5% 1/1/2028	1,000,000	1,001,560
Illinois St Gen. Oblig. Series 2016, 5% 1/1/2033	600,000	600,738
Illinois St Gen. Oblig. Series 2017 A, 5% 12/1/2034	625,000	639,851
Illinois St Gen. Oblig. Series 2017 B, 5% 12/1/2027	450,000	464,256
Illinois St Gen. Oblig. Series 2017C, 5% 11/1/2029	3,305,000	3,404,199
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2026	1,600,000	1,614,190
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2027	14,385,000	14,815,676
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2028	3,550,000	3,658,080
Illinois St Gen. Oblig. Series 2018 A, 5% 10/1/2029	105,000	109,878
Illinois St Gen. Oblig. Series 2018 A, 5% 10/1/2030	1,170,000	1,222,188
Illinois St Gen. Oblig. Series 2018 A, 5% 10/1/2031	295,000	307,441
Illinois St Gen. Oblig. Series 2018A, 5% 5/1/2039	725,000	739,929
Illinois St Gen. Oblig. Series 2018A, 6% 5/1/2027	1,475,000	1,517,184
Illinois St Gen. Oblig. Series 2018B, 5% 10/1/2026	65,000	65,458
Illinois St Gen. Oblig. Series 2018B, 5% 10/1/2032	795,000	826,342
Illinois St Gen. Oblig. Series 2019 B, 4% 11/1/2033	1,475,000	1,489,078
Illinois St Gen. Oblig. Series 2019 C, 4% 11/1/2041	700,000	670,429
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2029	1,695,000	1,789,860
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2031	1,695,000	1,840,427
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2032	105,000	115,116
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2034	250,000	271,539
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2036	4,815,000	5,176,668
Illinois St Gen. Oblig. Series 2022A, 5.25% 3/1/2037	205,000	221,861
Illinois St Gen. Oblig. Series 2022A, 5.5% 3/1/2042	4,100,000	4,410,394
Illinois St Gen. Oblig. Series 2022A, 5.5% 3/1/2047	8,200,000	8,586,773
Illinois St Gen. Oblig. Series DECEMBER 2021 B, 3% 12/1/2041	3,680,000	3,058,704
Illinois St Gen. Oblig. Series DECEMBER 2021 B, 4% 12/1/2034	315,000	318,377
Illinois St Gen. Oblig. Series DECEMBER 2021 B, 4% 12/1/2037	1,500,000	1,493,402
Illinois St Gen. Oblig. Series JUNE 2016, 4% 6/1/2041	1,900,000	1,839,725
Illinois St Gen. Oblig. Series MARCH 2021 A, 4% 3/1/2038	1,705,000	1,693,217
Illinois St Gen. Oblig. Series MARCH 2021 A, 4% 3/1/2040	1,300,000	1,263,036
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2032	20,000	21,616
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2033	65,000	69,971
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2034	2,560,000	2,745,136
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2035	965,000	1,030,091
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2036	455,000	483,713
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2037	40,000	42,333
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2046	7,995,000	8,145,787
Illinois St Gen. Oblig. Series MAY 2020, 5.5% 5/1/2039	1,655,000	1,759,341
Illinois St Gen. Oblig. Series MAY 2020, 5.75% 5/1/2045	3,925,000	4,136,873
Illinois St Gen. Oblig. Series MAY 2023 B, 5.25% 5/1/2039	5,590,000	6,011,681
Illinois St Gen. Oblig. Series MAY 2023 B, 5.25% 5/1/2041	2,120,000	2,259,326
Illinois St Gen. Oblig. Series MAY 2023 B, 5.5% 5/1/2047	2,605,000	2,728,636
Illinois St Gen. Oblig. Series MAY 2023D, 5% 7/1/2029	5,120,000	5,437,053
Illinois St Gen. Oblig. Series MAY 2023D, 5% 7/1/2035	485,000	525,337
Illinois St Gen. Oblig. Series MAY 2024 B, 4.25% 5/1/2046	2,500,000	2,346,598
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2033	1,940,000	2,147,017
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2038	1,485,000	1,608,836
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2042	1,295,000	1,392,153
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2047	200,000	207,938
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2048	200,000	206,663
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2049	3,250,000	3,345,066
Illinois St Gen. Oblig. Series NOVEMBER 2016, 4.5% 11/1/2039	400,000	400,110
Illinois St Gen. Oblig. Series NOVEMBER 2016, 5% 11/1/2028	425,000	428,562
Illinois St Gen. Oblig. Series NOVEMBER 2016, 5% 11/1/2033	445,000	447,845
Illinois St Gen. Oblig. Series OCT 2020 B, 4% 10/1/2032	475,000	483,299
Illinois St Gen. Oblig. Series OCT 2020 B, 5% 10/1/2028	280,000	293,502
Illinois St Gen. Oblig. Series OCT 2020 C, 4% 10/1/2041	350,000	335,193
Illinois St Gen. Oblig. Series OCT 2020 C, 4% 10/1/2042	350,000	338,405
Illinois St Gen. Oblig. Series OCT 2020 C, 4.25% 10/1/2045	800,000	772,175
Illinois St Gen. Oblig. Series OCTOBER 2022B, 5% 10/1/2034	6,985,000	7,618,445
Illinois St Gen. Oblig. Series OCTOBER 2024, 5% 2/1/2033	2,975,000	3,286,288
Kane Cnty Ill Sch Dist No 131 Series 2020 A, 4% 12/1/2030 (Assured Guaranty Inc Insured)	30,000	30,872
Kane Cnty Ill Sch Dist No 131 Series 2020 A, 4% 12/1/2031 (Assured Guaranty Inc Insured)	40,000	40,992
Kane Cnty Ill Sch Dist No 131 Series 2020 A, 4% 12/1/2033 (Assured Guaranty Inc Insured)	15,000	15,274
Kane Cnty Ill Sch Dist No 131 Series 2020 A, 4% 12/1/2035 (Assured Guaranty Inc Insured)	20,000	20,201
Kane Cnty Ill Sch Dist No 131 Series 2020 A, 4% 12/1/2036 (Assured Guaranty Inc Insured)	65,000	65,669
Kane Cnty Ill Sch Dist No 131 Series 2020 A, 4% 12/1/2038 (Assured Guaranty Inc Insured)	35,000	35,245
Kane Cnty Ill Sch Dist No 131 Series 2020 A, 4% 12/1/2039 (Assured Guaranty Inc Insured)	175,000	175,847
Kane McHenry Cook & DuPage Cntys IL Sch Dist Series 2015, 5% 1/1/2028	155,000	155,598
Kane McHenry Cook & DuPage Cntys IL Sch Dist Series 2017, 5% 1/1/2029	60,000	61,473
Lake Cnty IL Cmnty High Sch Dist No 115 Lake Forest Series 2023, 4.25% 11/1/2043	2,170,000	2,207,846
Rosemont Ill Gen. Oblig. Series 2016 A, 5% 12/1/2040 (Assured Guaranty Inc Insured)	1,300,000	1,305,557
Schaumburg IL Gen. Oblig. Series 2013A, 4% 12/1/2041	5,300,000	5,300,472
Schaumburg IL Gen. Oblig. Series 2023, 4% 12/1/2030	2,270,000	2,372,913
St Clair County Community Unit School District No 187 Cahokia Series 2024B, 5% 1/1/2044 (Assured Guaranty Inc Insured)	820,000	856,681
Will Cnty IL Cmnty Unif Sch Dist No 365 0% 11/1/2026 (Assured Guaranty Inc Insured) (b)	790,000	780,553
TOTAL GENERAL OBLIGATIONS		311,139,731
Health Care - 0.4%
Illinois Fin Auth Health Svcs Fac Lease Rev (University of Illinois Hospital And Health Sciences System Proj.) Series 2020, 4% 10/1/2050	2,155,000	1,840,922
Illinois Fin Auth Health Svcs Fac Lease Rev (University of Illinois Hospital And Health Sciences System Proj.) Series 2020, 4% 10/1/2055	250,000	208,255
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2029	945,000	958,416
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2032	630,000	637,753
Illinois Fin Auth Rev (Friendship Village Schaumburg Proj.) Series 2017, 5% (l)	267,534	8,026
Illinois Fin Auth Rev (Friendship Village Schaumburg Proj.) Series 2017, 5.125% (l)	267,534	8,025
Illinois Fin Auth Rev (Mercy Alliance Inc Proj.) 5% 12/1/2046	1,970,000	1,970,000
Illinois Fin Auth Rev (Mercy Alliance Inc Proj.) Series 2016, 4% 12/1/2035	25,000	25,000
Illinois Fin Auth Rev (Mercy Alliance Inc Proj.) Series 2016, 5% 12/1/2029	270,000	270,000
Illinois Fin Auth Rev (Mercy Alliance Inc Proj.) Series 2016, 5% 12/1/2033	285,000	285,000
Illinois Fin Auth Rev (Northwestern Memorial Hosp,Il Proj.) 5% 7/15/2030	85,000	87,840
Illinois Fin Auth Rev (Northwestern Memorial Hosp,Il Proj.) Series 2017A, 4% 7/15/2047	3,705,000	3,331,281
Illinois Fin Auth Rev (Osf Healthcare System Proj.) 4.125% 5/15/2047	4,755,000	4,428,195
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2015 A, 5% 11/15/2031	195,000	195,673
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2016, 5% 5/15/2029	150,000	150,209
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2018 B, 2.85% 11/15/2037, LOC JPMorgan Chase Bank NA VRDN (g)	2,465,000	2,465,000
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2018 C, 2.1% 11/15/2037, LOC PNC Bank NA VRDN (g)	100,000	100,000
Illinois Fin Auth Rev (Riverside Health System, IL Proj.) Series 2013, 5% 11/15/2028	350,000	350,687
Illinois Fin Auth Rev (Southern Ill Hlthcare Ent Inc Proj.) Series A, 5% 3/1/2047	2,135,000	2,136,301
Illinois Fin Auth Rev (The Admiral At The Lake Proj.) Series 2017, 5% 5/15/2033	745,000	745,517
Illinois Fin Auth Rev (The Admiral At The Lake Proj.) Series 2017, 5.125% 5/15/2038	1,550,000	1,527,973
Illinois Fin Auth Rev (The Admiral At The Lake Proj.) Series 2017, 5.25% 5/15/2042	280,000	271,386
Illinois Fin Auth Rev (The Admiral At The Lake Proj.) Series 2017, 5.25% 5/15/2054	1,690,000	1,448,793
Illinois Fin Auth Rev (University Of Chicago Hosps,Il Proj.) 2.8% 8/1/2043, LOC TD Bank NA VRDN (g)	1,700,000	1,700,000
Illinois Fin Auth Rev (University Of Chicago Hosps,Il Proj.) 2.8% 8/1/2044, LOC TD Bank NA VRDN (g)	700,000	700,000
Illinois Fin Auth Rev (University of Chicago Hosps,Il Proj.) 5% 8/15/2030	170,000	172,196
Illinois Fin Auth Rev Series 2008A 1, 4% 11/1/2030	470,000	477,622
Illinois Fin Auth Rev Series 2015, 6.125% 11/15/2035	365,000	365,194
Illinois Fin Auth Rev Series 2015, 6.375% 11/15/2043	565,000	565,272
Illinois Fin Auth Rev Series 2017 A, 5% 5/15/2037	545,000	548,774
Illinois Fin Auth Rev Series 2017 A, 5% 5/15/2047	220,000	216,190
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 4% 2/15/2041	15,000	14,683
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 5% 2/15/2034	460,000	464,866
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 5% 2/15/2036	505,000	509,716
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 5% 2/15/2041	455,000	457,995
Illinois Finance Authority Rev (Endeavor Health Proj.) Series 2020A, 3.25% 8/15/2049	3,985,000	3,139,467
Illinois Finance Authority Rev (Endeavor Health Proj.) Series 2020A, 4% 8/15/2039	930,000	905,628
Illinois Finance Authority Rev (Endeavor Health Proj.) Series 2020A, 4% 8/15/2040	500,000	483,062
Illinois Finance Authority Rev (Endeavor Health Proj.) Series 2022A, 5% 8/15/2051	2,075,000	2,085,548
Illinois Finance Authority Rev (Moorings of Arlington Hghts Proj.) Series 2025, 5.375% 11/1/2050	455,000	456,258
Illinois Finance Authority Rev (Moorings of Arlington Hghts Proj.) Series 2025, 5.375% 11/1/2055	345,000	340,906
Illinois Finance Authority Rev (Osf Healthcare System Proj.) 3% 5/15/2050 (Build America Mutual Assurance Co Insured)	2,195,000	1,564,886
Illinois Finance Authority Rev (Osf Healthcare System Proj.) Series 2020 A, 3% 5/15/2050	4,750,000	3,304,054
Illinois Finance Authority Rev (Osf Healthcare System Proj.) Series 2020 A, 4% 5/15/2050	5,570,000	4,737,072
Illinois Finance Authority Rev (University of Chicago Hosps,Il Proj.) 5% 8/15/2047	10,000,000	10,177,369
Illinois Finance Authority Rev (University of Chicago Hosps,Il Proj.) 5% 8/15/2052	3,750,000	3,767,822
Illinois Finance Authority Rev Series 2026, 5.5% 4/1/2051	1,850,000	1,963,054
Upper Ill Riv Vy Dev Auth Rev Series 2018, 5% 12/1/2043	400,000	402,504
Upper Ill Riv Vy Dev Auth Rev Series 2018, 5% 12/1/2048	250,000	250,097
TOTAL HEALTH CARE		63,220,487
Housing - 0.1%
Illinois Housing Dev Auth (IL Hsg Revenue Bonds 3/1/2016 Proj.) Series 2018A, 4.5% 10/1/2048	310,000	313,012
Illinois Housing Dev Auth (IL Hsg Revenue Bonds 3/1/2016 Proj.) Series 2019 D, 3.75% 4/1/2050	100,000	100,267
Illinois Housing Dev Auth (IL Hsg Revenue Bonds 3/1/2016 Proj.) Series 2021A, 3% 4/1/2051	350,000	346,047
Illinois Housing Dev Auth Series 2019 D, 2.7% 10/1/2034 (IL Hsg Revenue Bonds 3/1/2016 Guaranteed)	345,000	313,179
Illinois Housing Development Authority (IL Hsg Revenue Bonds 3/1/2016 Proj.) Series 2021 B, 3% 4/1/2051	1,910,000	1,884,708
Illinois Housing Development Authority 6.25% 10/1/2052	380,000	407,369
Illinois Housing Development Authority Series 2023 A, 4.8% 10/1/2043	2,555,000	2,623,769
Illinois Housing Development Authority Series 2023 A, 4.9% 4/1/2047	665,000	675,329
Illinois Housing Development Authority Series 2023 K, 5.25% 10/1/2043	1,000,000	1,057,868
Illinois Housing Development Authority Series 2024 A, 6% 10/1/2054	850,000	916,892
Illinois Housing Development Authority Series 2025 G, 6.25% 4/1/2056	1,750,000	1,977,530
Illinois Hsg Dev Auth Multifamily Hsg Rev Series 2019, 2.9% 7/1/2035	1,240,138	1,125,445
TOTAL HOUSING		11,741,415
Industrial Development - 0.0%
Illinois Finance Authority Rev 5% 10/1/2044 (c)	650,000	656,292
Illinois Finance Authority Rev 5% 10/1/2049 (c)	800,000	763,070
TOTAL INDUSTRIAL DEVELOPMENT		1,419,362
Lease Revenue - 0.0%
Northern Ill Univ Ctfs Partn Series 2024, 5.5% 4/1/2049 (Build America Mutual Assurance Co Insured)	1,500,000	1,568,921
Other - 0.1%
City of Marion IL Sales Tax Revenue 6.375% 6/1/2045	595,000	605,690
Illinois Finance Authority Rev 6% 10/1/2045 (c)	700,000	716,909
Illinois Finance Authority Rev 6.125% 10/1/2050 (c)	375,000	379,583
Illinois Finance Authority Rev 6.125% 5/15/2035	1,045,000	1,117,533
Illinois Finance Authority Rev 6.125% 5/15/2036	1,215,000	1,297,711
Illinois Finance Authority Rev Series 2021 A, 5% 5/15/2032	135,000	137,310
Illinois Finance Authority Rev Series 2021 A, 5% 5/15/2033	145,000	147,270
Illinois Finance Authority Rev Series 2022, 5% 3/1/2034	90,000	91,837
Illinois Finance Authority Rev Series 2022, 5% 3/1/2038	110,000	110,150
Illinois Finance Authority Rev Series 2022, 5% 3/1/2042	70,000	67,247
Illinois Finance Authority Rev Series 2022, 5% 3/1/2047	125,000	115,925
Illinois Finance Authority Rev Series 2022, 5% 3/1/2052	110,000	97,786
Illinois Finance Authority Rev Series 2025, 5.75% 10/1/2045 (c)	425,000	427,051
Illinois Finance Authority Rev Series 2025, 6% 10/1/2050 (c)	325,000	323,509
Illinois Housing Development Authority Series 2024 C, 4.7% 10/1/2044	1,815,000	1,834,528
Lake Cnty Ill Cmnty Cons Sch Dist No 102 Aptakisic-Tripp Series 2023, 5.25% 5/1/2043	2,635,000	2,803,830
Northeastern Ill Univ Ctfs 5.75% 7/1/2045	305,000	327,648
Springfield IL Elec Rev 3% 3/1/2037 (Build America Mutual Assurance Co Insured)	2,000,000	1,883,839
St Clair County Community Unit School District No 187 Cahokia Series 2026 A, 5% 1/1/2042 (Assured Guaranty Inc Insured) (j)	325,000	344,712
Will Cnty Ill Sch Dist No 086 Joliet Series 2024, 4% 1/1/2049 (Build America Mutual Assurance Co Insured)	455,000	423,271
Will Cnty Ill Sch Dist No 114 Manhattan Series 2022, 5.5% 1/1/2049 (Build America Mutual Assurance Co Insured)	300,000	316,714
TOTAL OTHER		13,570,053
Special Tax - 1.4%
Bridgeview Fin Corp Ill Salestax Rev Series 2017 A, 5% 12/1/2042	350,000	355,095
Chicago IL Board of Education Series 2016, 5.75% 4/1/2035	1,670,000	1,690,294
Chicago IL Board of Education Series 2017, 5% 4/1/2042	380,000	379,935
Chicago IL Board of Education Series 2017, 5% 4/1/2046	920,000	903,646
Chicago IL Board of Education Series 2023, 5% 4/1/2045	1,955,000	1,949,354
Chicago IL Board of Education Series 2023, 5.75% 4/1/2048	9,325,000	9,752,427
Chicago IL Brd Ed Series 2022 B, 4% 12/1/2038	475,000	437,809
Chicago IL Brd Ed Series 2022 B, 4% 12/1/2039	1,000,000	910,739
Chicago IL Brd Ed Series 2022 B, 4% 12/1/2040	265,000	238,208
Chicago IL Brd Ed Series 2022 B, 4% 12/1/2041	1,965,000	1,758,160
Chicago Ill Tran Auth Sales Tax Rcpts Rev 4% 12/1/2049	1,205,000	1,063,980
Chicago Ill Tran Auth Sales Tax Rcpts Rev 5% 12/1/2057	2,115,000	2,135,639
Chicago Ill Tran Auth Sales Tax Rcpts Rev Series 2017, 5% 12/1/2051	1,060,000	1,061,586
Chicago Ill Tran Auth Sales Tax Rcpts Rev Series 2020 A, 4% 12/1/2050 (Build America Mutual Assurance Co Insured)	1,635,000	1,475,425
Chicago Ill Tran Auth Sales Tax Rcpts Rev Series 2020 A, 4% 12/1/2055	675,000	566,072
Chicago Ill Tran Auth Sales Tax Rcpts Rev Series 2020 A, 5% 12/1/2045	390,000	399,899
Chicago Ill Tran Auth Sales Tax Rcpts Rev Series 2020 A, 5% 12/1/2055	360,000	361,789
Chicago Ill Tran Auth Sales Tax Rcpts Rev Series 2024A, 5% 12/1/2039	7,805,000	8,524,221
Cook Cnty Ill Sales Tax Rev Series 2018, 4% 11/15/2037	750,000	752,856
Cook Cnty Ill Sales Tax Rev Series 2021 A, 4% 11/15/2040	665,000	655,176
Cook Cnty Ill Sales Tax Rev Series 2021 A, 4% 11/15/2041	905,000	885,442
Cook Cnty Ill Sales Tax Rev Series 2022 A, 5.25% 11/15/2045	1,150,000	1,211,828
Cook Cnty Ill Sales Tax Rev Series 2025, 5% 11/15/2045	2,290,000	2,415,048
Cook Cnty Ill Sales Tax Rev Series 2025, 5% 11/15/2046	3,600,000	3,759,186
Illinois St Sales Tax Rev 3% 6/15/2033 (Build America Mutual Assurance Co Insured)	1,920,000	1,838,501
Macon Cnty Ill Sch Dist No 061 Decatur Series 2020 C, 4% 1/1/2035 (Assured Guaranty Inc Insured)	400,000	400,902
Macon Cnty Ill Sch Dist No 061 Decatur Series 2020 C, 4% 1/1/2045 (Assured Guaranty Inc Insured)	250,000	242,880
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2030 (National Public Finance Guarantee Corporation Insured) (b)	3,300,000	2,842,074
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2032 (National Public Finance Guarantee Corporation Insured) (b)	11,400,000	9,097,516
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2033 (National Public Finance Guarantee Corporation Insured) (b)	11,815,000	9,057,220
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2035 (b)	50,000	34,100
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2036 (b)	215,000	139,565
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2036 (National Public Finance Guarantee Corporation Insured) (b)	8,240,000	5,494,559
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2037 (National Public Finance Guarantee Corporation Insured) (b)	500,000	316,858
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2038 (b)	420,000	246,504
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2039 (b)	1,235,000	688,194
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2040 (b)	1,040,000	549,068
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2041 (b)	775,000	388,797
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2050 (b)	1,200,000	358,622
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2051 (b)	3,925,000	1,109,443
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2028 (National Public Finance Guarantee Corporation Insured) (b)	810,000	759,674
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2034 (National Public Finance Guarantee Corporation Insured) (b)	1,600,000	1,200,333
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2035 (National Public Finance Guarantee Corporation Insured) (b)	3,750,000	2,688,215
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2036 (b)	625,000	415,904
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2036 (National Public Finance Guarantee Corporation Insured) (b)	5,000,000	3,413,487
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2037 (b)	200,000	126,599
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2038 (National Public Finance Guarantee Corporation Insured) (b)	1,000,000	616,430
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2039 (b)	455,000	260,233
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2040 (b)	555,000	301,189
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2041 (b)	410,000	210,302
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2043 (Assured Guaranty Inc Insured) (b)	12,710,000	6,087,343
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2044 (Assured Guaranty Inc Insured) (b)	250,000	113,312
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2045 (Assured Guaranty Inc Insured) (b)	9,890,000	4,239,492
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2046 (Assured Guaranty Inc Insured) (b)	5,625,000	2,274,289
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2047 (Assured Guaranty Inc Insured) (b)	1,190,000	453,336
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 4% 12/15/2042	2,140,000	2,061,151
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 4% 12/15/2047	4,650,000	4,167,791
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 4% 6/15/2052	16,800,000	14,506,400
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 5% 6/15/2042	1,805,000	1,865,277
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 5% 6/15/2050	9,740,000	9,790,744
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 1998 B, 5.5% 6/15/2029	820,000	848,908
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2002 A, 0% 12/15/2040 (Assured Guaranty Inc Insured) (b)	1,300,000	716,277
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017 A, 0% 12/15/2056 (b)	1,090,000	247,448
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017 B, 0% 12/15/2054 (Build America Mutual Assurance Co Insured) (b)	3,050,000	770,949
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017 B, 0% 12/15/2056 (Assured Guaranty Inc Insured) (b)	4,250,000	964,820
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017 B, 5% 12/15/2026	405,000	409,000
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017 B, 5% 12/15/2027	40,000	41,084
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017 B, 5% 12/15/2028	110,000	113,056
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017 B, 5% 12/15/2031	80,000	81,789
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017 B, 5% 12/15/2032	50,000	51,068
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017 B, 5% 12/15/2034	50,000	51,064
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017A, 0% 12/15/2056 (Build America Mutual Assurance Co Insured) (b)	1,100,000	249,718
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017A, 5% 6/15/2057	4,385,000	4,392,150
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2020A, 4% 6/15/2050	5,725,000	5,003,709
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2020A, 5% 12/15/2045	105,000	106,739
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series A, 0% 12/15/2052 (Assured Guaranty Inc Insured) (b)	800,000	225,203
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series A, 5% 6/15/2053	895,000	894,976
Regional Transn Auth IL 5.5% 6/1/2027	720,000	730,004
Regional Transn Auth IL 6% 7/1/2029 (National Public Finance Guarantee Corporation Insured)	4,235,000	4,444,418
Regional Transn Auth IL 6% 7/1/2033 (Financial Guaranty Ins CO Insured)	590,000	671,359
Regional Transn Auth IL Series 2016 A, 4% 6/1/2046	2,190,000	2,015,897
Sales Tax Securitization Corp Series 2018C, 5.25% 1/1/2034	850,000	890,622
Sales Tax Securitization Corp Series 2018C, 5.25% 1/1/2048 (Build America Mutual Assurance Co Insured)	5,640,000	5,741,625
Sales Tax Securitization Corp Series 2018C, 5.5% 1/1/2033	1,000,000	1,059,973
Sales Tax Securitization Corp Series 2023C, 5% 1/1/2031	2,410,000	2,606,897
Sales Tax Securitization Corp Series 2023D, 5% 1/1/2036	1,690,000	1,844,120
Sales Tax Securitization Corp Series 2024 A, 5% 1/1/2037	9,330,000	10,272,974
Sales Tax Securitization Corp Series 2024A, 5% 1/1/2040	1,000,000	1,087,001
Sangamon County Water Reclamation District Gen. Oblig. Series 2019 A, 4% 1/1/2049	400,000	365,715
Schaumburg Cook & Dupage Counties IL 6.125% 12/30/2038 (c)	500,000	505,406
Village of Bellwood IL Series 2024, 5% 12/1/2038	825,000	862,097
Village of Bellwood IL Series 2024, 5% 12/1/2039	220,000	229,021
Village of Lincolnwood Il Series B, 5.75% 12/1/2043 (c)	1,200,000	1,228,816
TOTAL SPECIAL TAX		181,724,021
Transportation - 0.8%
Chicago IL Midway Arpt Rev Series 2023 C, 5% 1/1/2040 (h)	2,805,000	2,968,947
Chicago IL Midway Arpt Rev Series 2023A, 5.75% 1/1/2048 (Build America Mutual Assurance Co Insured) (h)	1,025,000	1,090,937
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2028 (h)	365,000	369,629
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2029 (h)	305,000	308,332
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2030	75,000	76,033
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2032 (h)	330,000	333,305
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2034 (h)	495,000	499,532
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2035 (h)	365,000	368,174
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2036 (h)	450,000	453,688
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2036	145,000	151,996
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2037 (h)	245,000	246,881
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2037 (h)	245,000	246,881
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2037	210,000	219,284
Chicago IL O'Hare Intl Arpt Rev 5.25% 1/1/2029 (h)	40,000	40,493
Chicago IL O'Hare Intl Arpt Rev 5.25% 1/1/2031 (h)	50,000	50,592
Chicago IL O'Hare Intl Arpt Rev Series 2018 B, 5% 1/1/2048	735,000	743,924
Chicago IL O'Hare Intl Arpt Rev Series 2018 B, 5% 1/1/2053	90,000	90,728
Chicago IL O'Hare Intl Arpt Rev Series 2018A, 4% 1/1/2043 (Build America Mutual Assurance Co Insured) (h)	2,500,000	2,367,955
Chicago IL O'Hare Intl Arpt Rev Series 2018A, 4.375% 1/1/2053 (h)	2,500,000	2,340,466
Chicago IL O'Hare Intl Arpt Rev Series 2018A, 5% 1/1/2037 (h)	3,680,000	3,801,105
Chicago IL O'Hare Intl Arpt Rev Series 2018A, 5% 1/1/2038 (h)	2,880,000	2,969,075
Chicago IL O'Hare Intl Arpt Rev Series 2018A, 5% 1/1/2039 (h)	2,415,000	2,485,330
Chicago IL O'Hare Intl Arpt Rev Series 2018A, 5% 1/1/2048 (h)	705,000	706,910
Chicago IL O'Hare Intl Arpt Rev Series 2020A, 4% 1/1/2038	45,000	45,115
Chicago IL O'Hare Intl Arpt Rev Series 2022 C, 5% 1/1/2037 (h)	1,000,000	1,067,491
Chicago IL O'Hare Intl Arpt Rev Series 2022 C, 5% 1/1/2038 (h)	1,000,000	1,063,362
Chicago IL O'Hare Intl Arpt Rev Series 2022 C, 5% 1/1/2039 (h)	1,400,000	1,483,444
Chicago IL O'Hare Intl Arpt Rev Series 2022 C, 5% 1/1/2041 (h)	2,000,000	2,100,671
Chicago IL O'Hare Intl Arpt Rev Series 2022A, 4.5% 1/1/2048 (h)	4,235,000	4,112,185
Chicago IL O'Hare Intl Arpt Rev Series 2022A, 4.625% 1/1/2053 (h)	2,325,000	2,263,385
Chicago IL O'Hare Intl Arpt Rev Series 2022A, 5.5% 1/1/2053 (Assured Guaranty Inc Insured) (h)	4,500,000	4,629,457
Chicago IL O'Hare Intl Arpt Rev Series 2022A, 5.5% 1/1/2055 (h)	5,740,000	5,890,571
Chicago IL O'Hare Intl Arpt Rev Series 2023, 5% 1/1/2038 (Build America Mutual Assurance Co Insured)	785,000	849,760
Chicago IL O'Hare Intl Arpt Rev Series 2023, 5.25% 1/1/2043 (Build America Mutual Assurance Co Insured)	605,000	649,690
Chicago IL O'Hare Intl Arpt Rev Series 2024 A, 5% 1/1/2036 (h)	795,000	870,327
Chicago IL O'Hare Intl Arpt Rev Series 2024 A, 5% 1/1/2039 (h)	1,780,000	1,919,001
Chicago IL O'Hare Intl Arpt Rev Series 2024 A, 5.25% 1/1/2043 (h)	730,000	781,095
Chicago IL O'Hare Intl Arpt Rev Series 2024 A, 5.25% 1/1/2048 (h)	1,000,000	1,028,580
Chicago IL O'Hare Intl Arpt Rev Series 2024 A, 5.5% 1/1/2053 (h)	1,935,000	2,003,711
Chicago IL O'Hare Intl Arpt Rev Series 2024 A, 5.5% 1/1/2059 (h)	2,075,000	2,146,355
Chicago IL O'Hare Intl Arpt Rev Series 2024 B, 5.5% 1/1/2059	3,500,000	3,688,181
Chicago IL O'Hare Intl Arpt Rev Series 2024C, 5% 1/1/2035 (h)	750,000	834,173
Chicago IL O'Hare Intl Arpt Rev Series 2024C, 5% 1/1/2038 (h)	760,000	830,216
Chicago IL O'Hare Intl Arpt Rev Series 2024C, 5% 1/1/2039 (h)	2,250,000	2,445,356
Chicago IL O'Hare Intl Arpt Rev Series 2024C, 5.25% 1/1/2040 (h)	1,285,000	1,412,923
Chicago IL O'Hare Intl Arpt Rev Series 2024E, 5% 1/1/2028 (h)	2,000,000	2,066,414
Chicago IL O'Hare Intl Arpt Rev Series 2025 A, 5.25% 1/1/2042 (h)	1,510,000	1,636,411
Chicago IL O'Hare Intl Arpt Rev Series 2025E, 5.5% 1/1/2048 (h)	2,735,000	2,902,779
Chicago IL O'Hare Intl Arpt Rev Spl (TrIPs Obligated Group Proj.) 5% 7/1/2033 (h)	155,000	159,284
Chicago IL O'Hare Intl Arpt Rev Spl (TrIPs Obligated Group Proj.) 5% 7/1/2038 (h)	320,000	325,803
Chicago IL O'Hare Intl Arpt Rev Spl (TrIPs Obligated Group Proj.) 5% 7/1/2048 (h)	1,180,000	1,177,232
Chicago IL O'Hare Intl Arpt Rev Spl (TrIPs Obligated Group Proj.) Series 2025, 5.5% 7/1/2039 (h)	1,400,000	1,550,910
Chicago IL O'Hare Intl Arpt Rev Spl (TrIPs Obligated Group Proj.) Series 2025, 5.5% 7/1/2041 (h)	1,640,000	1,797,892
Illinois Finance Authority (Centerpoint Term Rr Proj.) Series 2012, 4.8% tender 12/1/2043 (c)(g)(h)	6,060,000	6,263,563
Illinois Finance Authority (Centerpoint Term Rr Proj.) Series 2017, 4.8% tender 12/1/2043 (c)(g)(h)	4,690,000	4,847,543
Illinois St Toll Hwy Auth Hwy Rev 5% 1/1/2040	1,250,000	1,251,273
Illinois St Toll Hwy Auth Hwy Rev 5% 12/1/2031	910,000	911,470
Illinois St Toll Hwy Auth Hwy Rev Series 2014C, 5% 1/1/2037	1,475,000	1,476,400
Illinois St Toll Hwy Auth Hwy Rev Series 2015A, 5% 1/1/2037	700,000	700,664
Illinois St Toll Hwy Auth Hwy Rev Series 2017 A, 5% 1/1/2042	5,425,000	5,535,272
Illinois St Toll Hwy Auth Hwy Rev Series 2019 A, 5% 1/1/2040	1,445,000	1,510,072
Illinois St Toll Hwy Auth Hwy Rev Series 2020 A, 5% 1/1/2038	65,000	69,584
Illinois St Toll Hwy Auth Hwy Rev Series 2020 A, 5% 1/1/2040	805,000	856,716
Illinois St Toll Hwy Auth Hwy Rev Series 2020 A, 5% 1/1/2041	2,135,000	2,262,273
Illinois St Toll Hwy Auth Hwy Rev Series 2020 A, 5% 1/1/2045	7,155,000	7,453,438
Illinois St Toll Hwy Auth Hwy Rev Series 2025A, 5% 1/1/2045	1,500,000	1,617,868
Illinois St Toll Hwy Auth Hwy Rev Series 2025A, 5% 1/1/2047	3,000,000	3,179,094
Western Illinois Economic Development Authority Gen. Oblig. Series 2019B, 4% 12/1/2029 (Build America Mutual Assurance Co Insured)	140,000	141,884
Western Illinois Economic Development Authority Gen. Oblig. Series 2019B, 4% 12/1/2030 (Build America Mutual Assurance Co Insured)	180,000	182,362
Western Illinois Economic Development Authority Gen. Oblig. Series 2019B, 4% 12/1/2032 (Build America Mutual Assurance Co Insured)	250,000	251,811
Western Illinois Economic Development Authority Gen. Oblig. Series 2019B, 4% 12/1/2034 (Build America Mutual Assurance Co Insured)	370,000	372,220
Western Illinois Economic Development Authority Gen. Oblig. Series 2019B, 4% 12/1/2036 (Build America Mutual Assurance Co Insured)	425,000	426,376
TOTAL TRANSPORTATION		115,971,854
Water & Sewer - 0.2%
Chicago IL Wastewater Transmission Rev Series 2023A, 5.25% 1/1/2053 (Assured Guaranty Inc Insured)	1,750,000	1,815,559
Chicago IL Wastewater Transmission Rev Series 2023A, 5.25% 1/1/2058 (Assured Guaranty Inc Insured)	3,000,000	3,093,565
Chicago IL Wastewater Transmission Rev Series 2023A, 5.5% 1/1/2062 (Assured Guaranty Inc Insured)	3,365,000	3,520,085
Chicago IL Wastewater Transmission Rev Series 2024A, 5% 1/1/2027	600,000	607,223
Chicago IL Wastewater Transmission Rev Series 2024A, 5% 1/1/2028	600,000	619,924
Chicago IL Wastewater Transmission Rev Series A, 5% 1/1/2047	385,000	386,176
Chicago IL Wastewater Transmission Rev Series A, 5.25% 1/1/2042 (Assured Guaranty Inc Insured)	1,000,000	1,009,564
Chicago IL Wastewater Transmission Rev Series B, 5% 1/1/2036	970,000	979,645
Chicago IL Wastewater Transmission Rev Series B, 5% 1/1/2038	240,000	242,134
Chicago IL Wtr Rev Series 2023 A, 5.25% 11/1/2048 (Assured Guaranty Inc Insured)	3,720,000	3,878,938
Chicago IL Wtr Rev Series 2023 B, 5% 11/1/2038 (Assured Guaranty Inc Insured)	1,150,000	1,234,546
Chicago IL Wtr Rev Series 2026A, 5.25% 11/1/2061 (Build America Mutual Assurance Co Insured)	5,000,000	5,185,511
Chicago IL Wtr Rev Series 2026C, 5% 11/1/2035	2,000,000	2,239,981
Chicago IL Wtr Rev Series 2026C, 5% 11/1/2036	1,500,000	1,683,798
Grand Prairie Water Commission Series 2025, 5.25% 1/1/2055	750,000	777,949
Illinois Fin Auth Rev (IL Wtr State Rev Fund Proj.) Series 2017, 5% 1/1/2029	405,000	410,523
TOTAL WATER & SEWER		27,685,121
TOTAL ILLINOIS		760,637,578
Indiana - 0.8%
Education - 0.1%
Ball State University Indiana Series S, 4% 7/1/2036	435,000	439,516
Indiana Fin Auth Edl Facs Rev 5.75% 6/1/2048	1,630,000	1,749,298
Indiana Fin Auth Edl Facs Rev Series 2021, 5% 10/1/2028	50,000	50,269
Indiana Fin Auth Edl Facs Rev Series 2021, 5% 10/1/2033	35,000	34,494
Indiana Fin Auth Student Hsg Rev (Chf Tippecanoe LLC Proj.) Series 2023A, 5% 6/1/2043	855,000	870,057
Indiana Fin Auth Student Hsg Rev (Chf Tippecanoe LLC Proj.) Series 2023A, 5% 6/1/2053	1,440,000	1,392,112
Indiana Fin Auth Student Hsg Rev (Chf Tippecanoe LLC Proj.) Series 2023A, 5.125% 6/1/2058	2,550,000	2,478,188
Indiana Fin Auth Student Hsg Rev (Chf Tippecanoe LLC Proj.) Series 2023A, 5.375% 6/1/2064	2,510,000	2,510,885
Purdue University Series DD, 5% 7/1/2034	145,000	151,089
Purdue University Series DD, 5% 7/1/2035	285,000	296,557
Purdue University Series DD, 5% 7/1/2036	310,000	322,046
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2019, 4% 4/1/2046	125,000	115,581
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2019, 5% 4/1/2040	125,000	128,941
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2019, 5% 4/1/2043	1,290,000	1,322,541
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2020, 4% 4/1/2037	680,000	682,522
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2020, 5% 4/1/2029	60,000	62,758
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2020, 5% 4/1/2032	50,000	52,554
TOTAL EDUCATION		12,659,408
Electric Utilities - 0.0%
Indiana Fin Auth Midwestern Disaster Relief Revenue Ohio Vly Elec Corp (Ohio Valley Electric Corp Proj.) Series 2012 A, 4.25% 11/1/2030	3,095,000	3,193,339
Indiana Mun Pwr Agy Pwr Supply Series 2017A, 5% 1/1/2032	225,000	232,190
Indiana Mun Pwr Agy Pwr Supply Series 2017A, 5% 1/1/2034	110,000	113,065
Indiana Mun Pwr Agy Pwr Supply Series 2025A, 5% 1/1/2043 (Assured Guaranty Inc Insured)	2,250,000	2,438,461
TOTAL ELECTRIC UTILITIES		5,977,055
Escrowed/Pre-Refunded - 0.0%
Indiana St Fin Auth Rev Series D, 5% 8/1/2036 (Pre-refunded to 8/1/2026 at 100)	1,605,000	1,611,121
General Obligations - 0.0%
Crown Point IN Multi-Sch Bldg Corp Series 2021, 5% 1/15/2040	1,500,000	1,588,702
Eastern Howard Ind Third Millennium Sch Bldg Corp Series 2021, 3% 7/15/2039	1,205,000	1,074,840
Greater Clark Bldg Corp Ind Series 2022, 6% 1/15/2042	925,000	1,043,554
Noblesville Ind Multi Sch Bldg Corp 3% 7/15/2039	705,000	630,540
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5.25% 7/15/2037 (Build America Mutual Assurance Co Insured)	1,895,000	2,142,086
TOTAL GENERAL OBLIGATIONS		6,479,722
Health Care - 0.3%
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 4.25% 3/1/2049	360,000	332,255
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 5% 3/1/2043	755,000	789,196
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 5.25% 3/1/2054	1,660,000	1,693,567
Indiana Fin Auth Health Fac Rev Series 2017 A, 5% 8/15/2051	1,270,000	1,274,273
Indiana Fin Auth Health Fac Rev Series 2024 A, 5.5% 3/1/2044	650,000	682,573
Indiana Fin Auth Health Fac Rev Series 2024 A, 5.75% 3/1/2054	1,635,000	1,682,006
Indiana Fin Auth Health Sys Rev (Franciscan Alliance Proj.) Series 2016 A, 4% 11/1/2051	2,210,000	1,964,471
Indiana Fin Auth Health Sys Rev (Indiana University Health Proj.) Series 2019 A, 4% 12/1/2049	4,990,000	4,512,042
Indiana Fin Auth Health Sys Rev (Indiana University Health Proj.) Series 2023A, 5% 10/1/2041	1,250,000	1,347,955
Indiana Fin Auth Health Sys Rev 5.25% 10/1/2044	1,800,000	1,962,124
Indiana Fin Auth Health Sys Rev Series 2023B 2, 5% tender 10/1/2060 (g)	1,765,000	1,893,884
Indiana Fin Auth Hosp Rev (Parkview Health System Proj.) 5% 11/1/2028	25,000	26,219
Indiana Fin Auth Hosp Rev (Parkview Health System Proj.) 5% 11/1/2029	80,000	85,304
Indiana Fin Auth Hosp Rev (Parkview Health System Proj.) 5% 11/1/2030	20,000	21,629
Indiana Fin Auth Hosp Rev Series 2020 A, 4% 7/1/2045	1,205,000	1,084,803
Indiana Fin Auth Hosp Rev Series 2022, 4.25% 1/1/2047 (Assured Guaranty Inc Insured)	535,000	512,491
Indiana Fin Auth Hosp Rev Series 2024A, 5.5% 9/15/2039	700,000	744,811
Indiana St Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2025A 1, 5% 11/15/2043	2,020,000	2,185,708
Indiana St Fin Auth Rev (Community Foundation of Northwest Indiana Inc Proj.) 5% 9/1/2026	160,000	160,814
Indiana St Fin Auth Rev (Community Foundation of Northwest Indiana Inc Proj.) 5% 9/1/2027	185,000	185,995
Indiana St Fin Auth Rev (Community Foundation of Northwest Indiana Inc Proj.) 5% 9/1/2029	185,000	185,925
Indiana St Fin Auth Rev (Community Foundation of Northwest Indiana Inc Proj.) 5% 9/1/2030	170,000	170,822
Indiana St Fin Auth Rev (Community Foundation of Northwest Indiana Inc Proj.) 5% 9/1/2031	100,000	100,468
Indiana St Fin Auth Rev Series 2018A, 5% 11/15/2053	400,000	386,565
Indiana St Hsg & Cmnty Dev Auth Multifamily Hsg Rev (Glasswater Creek Whitestown Proj Proj.) Series 2020, 5.375% 10/1/2040 (c)	480,000	411,499
TOTAL HEALTH CARE		24,397,399
Housing - 0.0%
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) 3% 1/1/2052	730,000	716,186
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) 3% 7/1/2050	225,000	222,043
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) Series 2019 B, 3.5% 1/1/2049	5,000	4,988
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) Series 2020 A, 3.75% 1/1/2049	70,000	70,049
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) Series 2021 A, 5% 1/1/2028	20,000	20,669
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) Series 2021 A, 5% 1/1/2029	20,000	21,085
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) Series 2021 A, 5% 7/1/2028	20,000	20,882
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) Series 2021 A, 5% 7/1/2029	15,000	15,958
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev Series 2020 B 1, 3.25% 7/1/2049	145,000	144,324
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev Series 2024 C 1, 4.7% 7/1/2049	3,000,000	2,993,835
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev Series 2025 C 1, 4.85% 7/1/2045	2,000,000	2,038,184
TOTAL HOUSING		6,268,203
Industrial Development - 0.1%
City of Valparaiso IN Series 2024, 4.5% 1/1/2034 (c)(h)	830,000	851,949
City of Valparaiso IN Series 2024, 5% 1/1/2054 (c)(h)	3,235,000	3,164,995
Indiana St Fin Auth Environmental Rev Series 2021 A, 4.125% 12/1/2026	1,945,000	1,949,166
Indiana St Fin Auth Pollution Ctl Rev (Ohio Valley Electric Corp Proj.) Series 2010 B, 2.5% 11/1/2030	350,000	336,380
Mount Vernon Ind Environmentalimpt Rev Series 2015, 4.25% tender 9/1/2055 (g)(h)	250,000	252,271
Warrick Cnty Ind Environmental Impt Rev Series 2015, 4.25% tender 9/1/2055 (g)(h)	250,000	252,270
Whiting Ind Environmental Facs (Bp Products North America Inc Proj.) Series 2019A, 5% tender 12/1/2044 (BP PLC Guaranteed) (g)(h)	1,600,000	1,600,334
Whiting Ind Environmental Facs Series 2015, 4.4% tender 11/1/2045 (BP PLC Guaranteed) (g)(h)	2,775,000	2,905,493
TOTAL INDUSTRIAL DEVELOPMENT		11,312,858
Lease Revenue - 0.0%
Fishers Town Hall Bldg Corp Ind Lease Rent Rev Series 2023 A, 5.75% 1/15/2063 (Build America Mutual Assurance Co Insured)	4,110,000	4,440,701
Other - 0.1%
Indiana Fin Auth Edl Facs Rev Series 2022A, 5.5% 7/1/2052	5,600,000	5,707,374
Indiana Fin Auth Student Hsg Rev 5.625% 7/1/2050	500,000	490,614
Indiana Fin Auth Student Hsg Rev Series 2024A, 5% 7/1/2059	725,000	709,030
Indiana Finance Authority 5.5% 10/1/2055	1,600,000	1,698,633
Indiana St Fin Auth Rev Series 2025 A, 5.25% 3/1/2050	960,000	970,487
Indiana St Fin Auth Rev Series 2025B, 5% 5/1/2040	940,000	973,926
TOTAL OTHER		10,550,064
Resource Recovery - 0.0%
East Chicago Ind Solid Waste Disp Rev Series 1998, 5.5% 9/1/2028 (h)	245,000	241,201
Indiana St Fin Auth Economic Dev Rev (Republic Services Inc Proj.) Series 2012, 2.9% tender 5/1/2028 (g)(h)	1,540,000	1,540,000
TOTAL RESOURCE RECOVERY		1,781,201
Special Tax - 0.0%
Indianapolis IN Loc Pub Impt Bd Bank (Indianapolis Marion Cnty Bldg Auth Proj.) Series 2019 A, 5% 2/1/2049	995,000	1,014,974
Indianapolis IN Loc Pub Impt Bd Bank Series 2023D, 6% 2/1/2048	1,250,000	1,380,614
Indianapolis IN Loc Pub Impt Bd Bank Series 2023E, 6.125% 3/1/2057	375,000	391,287
Indianapolis IN Loc Pub Impt Bd Bank Series 2023F 1, 5.25% 3/1/2067 (Build America Mutual Assurance Co Insured)	2,005,000	2,072,596
Whitestown Ind Economic Dev Rev Series 2026, 6% 9/1/2050 (c)	600,000	602,185
TOTAL SPECIAL TAX		5,461,656
Transportation - 0.0%
Indianapolis IN Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2016 A1, 4% 1/1/2032 (h)	120,000	120,019
Indianapolis IN Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2016 A1, 4% 1/1/2033 (h)	120,000	120,006
Indianapolis IN Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2016 A1, 4% 1/1/2034 (h)	150,000	150,005
Indianapolis IN Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2016 A1, 4% 1/1/2035 (h)	340,000	340,000
Indianapolis IN Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2019 D, 5% 1/1/2028 (h)	3,695,000	3,810,157
Indianapolis Local Public Improvement Bond Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2025 B 2, 5.25% 1/1/2045 (h)	1,475,000	1,562,136
Northern Indiana Commuter Transportation District Series 2016, 5% 7/1/2041	600,000	601,094
TOTAL TRANSPORTATION		6,703,417
Water & Sewer - 0.2%
Carmel IN Wtrwks Rev Series 2024 C, 5.25% 5/1/2047 (Build America Mutual Assurance Co Insured)	300,000	313,986
Carmel IN Wtrwks Rev Series 2024 C, 5.25% 5/1/2051 (Build America Mutual Assurance Co Insured)	1,375,000	1,426,108
Indiana Finance Authority (Citizens Energy Group Water Proj.) Series 2023A, 5% 10/1/2033	1,400,000	1,584,269
Indiana Finance Authority 5.25% 10/1/2047	1,900,000	1,997,343
Indiana Finance Authority Series 2016 A, 5% 10/1/2046	2,800,000	2,807,065
Indiana Finance Authority Series 2021 2, 5% 10/1/2041	1,235,000	1,313,892
Indiana Finance Authority Series 2023A, 5% 10/1/2035	1,100,000	1,229,936
Indiana Finance Authority Series 2023A, 5% 10/1/2036	1,000,000	1,113,933
Indiana Finance Authority Series 2023A, 5% 10/1/2037	625,000	692,636
Indiana Finance Authority Series 2023A, 5% 10/1/2039	1,000,000	1,099,042
TOTAL WATER & SEWER		13,578,210
TOTAL INDIANA		111,221,015
Iowa - 0.2%
Education - 0.0%
Iowa Higher Ed Ln Auth Rev (Des Moines Iowa University Proj.) Series 2020, 4% 10/1/2045	650,000	571,172
Iowa Higher Ed Ln Auth Rev (Des Moines Iowa University Proj.) Series 2020, 4% 10/1/2050	120,000	99,401
Iowa Higher Ed Ln Auth Rev (Dubuque University IA Proj.) Series 2025, 5.25% 10/1/2040	1,895,000	1,993,336
Iowa Higher Ed Ln Auth Rev 5% 10/1/2047	180,000	180,508
Iowa Higher Ed Ln Auth Rev Series 2022, 4.75% 10/1/2042	170,000	170,700
Iowa Higher Ed Ln Auth Rev Series 2022, 5.375% 10/1/2052	200,000	201,727
Iowa Student Ln Liquidity Corp (Iowa Student Ln 10/1/19 Proj.) 4.5% 12/1/2045 (h)	1,187,000	1,209,466
Iowa Student Ln Liquidity Corp (Iowa Student Ln 10/1/19 Proj.) Series 2019 B, 5% 12/1/2029 (h)	740,000	781,390
Iowa Student Ln Liquidity Corp Series 2019 B, 3% 12/1/2039 (h)	15,000	14,659
Iowa Student Ln Liquidity Corp Series 2019 C, 3.5% 12/1/2044 (h)	1,250,000	1,002,350
Iowa Student Ln Liquidity Corp Series 2024 C, 5% 12/1/2054 (h)	295,000	278,823
TOTAL EDUCATION		6,503,532
Escrowed/Pre-Refunded - 0.0%
Iowa Fin Auth Midwestern Disaster Area Rev Series 2022, 5% 12/1/2050 (Pre-refunded to 12/1/2032 at 100)	1,130,000	1,279,363
General Obligations - 0.2%
Coralville Iowa Series 2017B, 4.25% 5/1/2037	150,000	135,123
Pefa Inc Iowa Gas Proj Rev Series 2026A, 5% 4/1/2035 (MassMutual Global Funding II Guaranteed) (j)	13,850,000	14,752,022
Waukee IA Cmnty Sch Dist 2% 6/1/2037	1,000,000	792,719
TOTAL GENERAL OBLIGATIONS		15,679,864
Health Care - 0.0%
Iowa Fin Auth Health Facs Rev Series 2025, 5.75% 12/1/2055	650,000	671,404
Iowa Fin Auth Sr Hsg Rev Series 2018A, 5% 3/1/2033	165,000	165,924
Iowa Fin Auth Sr Hsg Rev Series 2018A, 5% 3/1/2038	130,000	130,420
Iowa Fin Auth Sr Hsg Rev Series 2018A, 5% 3/1/2048	240,000	231,057
Iowa Financial Auth Sr Living Fac Rev Series 2025, 5.75% 10/1/2055	380,000	387,906
TOTAL HEALTH CARE		1,586,711
Housing - 0.0%
Iowa Fin Auth Single Family Mtg Rev (IA Single Family Mortgage Proj.) Series 2018 A, 4% 7/1/2047	40,000	40,053
Iowa Fin Auth Single Family Mtg Rev (IA Single Family Mortgage Proj.) Series 2021 A, 3% 1/1/2047	400,000	394,872
Iowa Fin Auth Single Family Mtg Rev (IA Single Family Mortgage Proj.) Series 2021 B, 2% 7/1/2036	1,100,000	893,865
Iowa Fin Auth Single Family Mtg Rev Series 2020 A, 3.75% 1/1/2050	435,000	435,029
TOTAL HOUSING		1,763,819
Other - 0.0%
Coralville Iowa 5% 5/1/2042	300,000	300,921
Iowa Fin Auth Single Family Mtg Rev Series 2019 E, 1.57% 1/1/2049 VRDN (g)	200,000	200,000
TOTAL OTHER		500,921
Special Tax - 0.0%
Cedar Rapids Community School District 5% 7/1/2045 (Build America Mutual Assurance Co Insured)	1,250,000	1,333,445
Tobacco Bonds - 0.0%
Tobacco Settlement Auth Iowa Tobacco Settlement Rev Series 2021A 2 CL 1, 4% 6/1/2034	705,000	717,702
Tobacco Settlement Auth Iowa Tobacco Settlement Rev Series 2021A 2 CL 1, 4% 6/1/2036	705,000	706,808
Tobacco Settlement Auth Iowa Tobacco Settlement Rev Series 2021A 2 CL 1, 4% 6/1/2039	1,155,000	1,135,107
Tobacco Settlement Auth Iowa Tobacco Settlement Rev Series 2021A 2 CL 1, 4% 6/1/2049	1,290,000	1,125,558
Tobacco Settlement Auth Iowa Tobacco Settlement Rev Series 2021A 2 CL 1, 5% 6/1/2032	635,000	690,867
Tobacco Settlement Auth Iowa Tobacco Settlement Rev Series 2021B 2 CL 2, 0% 6/1/2065 (b)	6,535,000	948,670
TOTAL TOBACCO BONDS		5,324,712
Water & Sewer - 0.0%
Cedar Rapids IA Swr Rev Series 2021 C, 2% 6/1/2035	365,000	296,803
Cedar Rapids IA Swr Rev Series 2021 C, 2% 6/1/2038	390,000	295,827
TOTAL WATER & SEWER		592,630
TOTAL IOWA		34,564,997
Kansas - 0.3%
Education - 0.0%
Sedgwick Cnty KS Pub Bldg Commn Rev Series 2014 3, 5% 2/1/2039	1,050,000	1,051,413
Sedgwick Cnty KS Pub Bldg Commn Rev Series 2014 3, 5% 2/1/2044	725,000	725,930
TOTAL EDUCATION		1,777,343
Electric Utilities - 0.0%
Wyandotte Cnty Kansas City Util Sys Rev Series 2016A, 5% 9/1/2040	480,000	480,302
Wyandotte Cnty Kansas City Util Sys Rev Series 2016A, 5% 9/1/2045	725,000	725,239
TOTAL ELECTRIC UTILITIES		1,205,541
General Obligations - 0.0%
Lyon Cnty Kans Uni Sch Dist No 253 Emporia 4% 9/1/2039	640,000	641,900
Lyon Cnty Kans Uni Sch Dist No 253 Emporia Series 2019, 4% 9/1/2033	110,000	110,969
Sedgwick Cnty KS Usd #266 Series 2019 A, 4% 9/1/2032	180,000	182,052
TOTAL GENERAL OBLIGATIONS		934,921
Health Care - 0.1%
Hutchinson Kans Hosp Facs Rev Series 2016, 5% 12/1/2036	275,000	263,236
Hutchinson Kans Hosp Facs Rev Series 2016, 5% 12/1/2041	300,000	270,761
Lenexa KS Health Care Fac Rev Series 2018 A, 5% 5/15/2030	175,000	177,082
Lenexa KS Health Care Fac Rev Series 2018 A, 5% 5/15/2032	160,000	161,629
Lenexa KS Health Care Fac Rev Series 2018 A, 5% 5/15/2039	165,000	165,859
University Kansas Hosp Auth Hlth Fac Rev (University of Kansas Hospital Authority Proj.) 5% 3/1/2042	2,000,000	2,178,346
University Kansas Hosp Auth Hlth Fac Rev (University of Kansas Hospital Authority Proj.) 5.5% 3/1/2051	2,500,000	2,692,694
University Kansas Hosp Auth Hlth Fac Rev (University of Kansas Hospital Authority Proj.) 5.5% 3/1/2054	4,250,000	4,554,124
University Kansas Hosp Auth Hlth Fac Rev (University of Kansas Hospital Authority Proj.) Series 2019A, 5% 9/1/2048	2,870,000	2,894,421
Wichita Kans Health Care Facs Rev Series 2018 I, 4.625% 5/15/2041	30,000	28,080
Wichita Kans Health Care Facs Rev Series 2018 I, 5% 5/15/2033	230,000	231,175
Wichita Kans Health Care Facs Rev Series 2018 I, 5% 5/15/2038	365,000	363,859
Wichita Kans Health Care Facs Rev Series 2018 I, 5% 5/15/2047	150,000	133,951
TOTAL HEALTH CARE		14,115,217
Lease Revenue - 0.0%
Overland Park KS Dev Corp Rev Series 2019, 5% 3/1/2032	215,000	222,097
Overland Park KS Dev Corp Rev Series 2019, 5% 3/1/2033	230,000	237,141
Overland Park KS Dev Corp Rev Series 2019, 5% 3/1/2034	240,000	246,955
Overland Park KS Dev Corp Rev Series 2019, 5% 3/1/2036	265,000	271,581
TOTAL LEASE REVENUE		977,774
Other - 0.0%
Manhattan Kans Health Care Fac Rev 5.5% 6/1/2055	1,050,000	1,060,377
Manhattan Kans Health Care Fac Rev 5.5% 6/1/2060	1,900,000	1,907,433
Topeka Kans Health Care Facs Rev 6.25% 12/1/2042	340,000	355,141
Topeka Kans Health Care Facs Rev 6.5% 12/1/2052	630,000	642,669
TOTAL OTHER		3,965,620
Special Tax - 0.2%
City of Overland Park KS 6.5% 11/15/2042 (c)	4,850,000	5,096,079
Kansas St Dept Transn Hwy Rev Series 2025A, 5% 9/1/2033	7,515,000	8,569,546
Overland Park KS Dev Corp Rev Series 2019, 5% 3/1/2038	295,000	301,033
Overland Park KS Dev Corp Rev Series 2019, 5% 3/1/2044	495,000	498,373
Overland Park KS Dev Corp Rev Series 2019, 5% 3/1/2049	975,000	953,650
Wyandotte Cnty Kansas City KA Unified Gov Spl Oblig Rev Series 2015, 0% 9/1/2034 (b)(c)	2,100,000	1,224,501
Wyandotte Cnty Kansas City KA Unified Gov Spl Oblig Rev Series 2026, 4.75% 3/1/2041 (c)	745,000	736,189
Wyandotte Cnty Kansas City KA Unified Gov Spl Oblig Rev Series A, 5.75% 9/1/2032	780,000	754,198
Wyandotte County-Kansas City Unified Government Series 2018, 4.5% 6/1/2040	60,000	60,087
TOTAL SPECIAL TAX		18,193,656
TOTAL KANSAS		41,170,072
Kentucky - 0.7%
Education - 0.0%
Boyle Cnty KY Edl Facs Rev (Centre College Proj.) Series 2017, 5% 6/1/2037	115,000	116,052
Campbellsville KY Indl Bldg Rev Series 2017, 5% 3/1/2039	300,000	281,040
Columbia KY Edl Dev Rev Series 2019, 5% 12/1/2033	300,000	303,078
Kentucky Higher Ed Student Ln Corp Student Ln Rev Series 2019B 1, 5% 6/1/2036 (h)	1,380,000	1,405,424
Kentucky State University Series 2021, 4% 11/1/2051 (Build America Mutual Assurance Co Insured)	45,000	40,628
TOTAL EDUCATION		2,146,222
Electric Utilities - 0.0%
Carroll Cnty KY Pollution Ctl Rev (Kentucky Utilities Co Proj.) Series 2016 A, 1.55% tender 9/1/2042 (g)	500,000	496,655
Kentucky St Mun Pwr Agy Pwr Sys Rev Series 2019 A, 4% 9/1/2045	750,000	677,103
Louisville/Jefferson Cnty KY Metro Govt Polluction Ctl Rev Series 2005 A, 1.75% tender 2/1/2035 (g)	1,385,000	1,382,478
Trimble Cnty KY Pollutn Ctl (Louisville Gas & Electric Co Proj.) Series 2016 A, 1.3% tender 9/1/2044 (g)(h)	2,500,000	2,426,040
TOTAL ELECTRIC UTILITIES		4,982,276
General Obligations - 0.5%
Kentucky Inc KY Pub Energy Auth Gas Supply Rev 5% 12/1/2033 (Jefferies Financial Group Inc Guaranteed)	3,755,000	3,859,476
Kentucky Inc KY Pub Energy Auth Gas Supply Rev 5% tender 5/1/2055 (Goldman Sachs Group Inc/The Guaranteed) (g)	4,615,000	4,832,053
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2019C 1, 4% tender 2/1/2050 (Morgan Stanley Guaranteed) (g)	3,435,000	3,475,393
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2022 A 2, U.S. SOFR Index + 1.2%, 3.625% tender 8/1/2052 (g)(k)	1,950,000	1,957,528
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2024 A1, 5.25% tender 4/1/2054 (Morgan Stanley Guaranteed) (g)	7,970,000	8,493,717
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2024B, 5% tender 1/1/2055 (BP PLC Guaranteed) (g)	3,600,000	3,812,727
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2025A, 5.25% tender 6/1/2055 (Morgan Stanley Guaranteed) (g)	2,915,000	3,079,744
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2025C, 5% 5/1/2036 (BP PLC Guaranteed)	19,100,000	20,290,851
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2028	65,000	67,825
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2029	765,000	798,471
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2030	70,000	73,006
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2031 (Build America Mutual Assurance Co Insured)	30,000	31,249
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2032 (Build America Mutual Assurance Co Insured)	190,000	197,730
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2033 (Build America Mutual Assurance Co Insured)	170,000	176,678
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2034 (Build America Mutual Assurance Co Insured)	190,000	197,175
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2035	115,000	118,785
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2036	100,000	103,080
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2038	255,000	262,118
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 4% 11/1/2034	80,000	80,937
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 4% 11/1/2035	25,000	25,227
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 4% 11/1/2036	65,000	65,400
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 4% 11/1/2037	80,000	80,350
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 4% 11/1/2038	35,000	35,095
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 11/1/2029	285,000	300,513
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 11/1/2030	120,000	126,360
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series B, 5% 11/1/2027	70,000	70,647
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series SR A, 5% 10/1/2035	2,250,000	2,562,866
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series SR A, 5% 10/1/2039	1,410,000	1,565,798
Kentucky St Tpk Auth Economic (Kentucky St Proj.) Series 2024A, 5% 7/1/2027	2,250,000	2,306,422
TOTAL GENERAL OBLIGATIONS		59,047,221
Health Care - 0.2%
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) 4% 2/1/2033	170,000	170,350
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) 4% 2/1/2035	135,000	133,612
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) 4% 2/1/2036	50,000	49,134
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) 4% 2/1/2037	35,000	34,278
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) 4% 2/1/2038	195,000	190,130
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) 5% 2/1/2028	175,000	180,134
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) 5% 2/1/2032	100,000	105,480
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) Series 2019, 3% 2/1/2040 (Assured Guaranty Inc Insured)	1,110,000	1,008,228
Kentucky Econ Dev Fin Auth (CommonSpirit Health Proj.) Series 2019A 1, 5% 8/1/2033	55,000	57,794
Kentucky Econ Dev Fin Auth (CommonSpirit Health Proj.) Series 2019A 1, 5% 8/1/2044	1,260,000	1,285,348
Kentucky Econ Dev Fin Auth Hlth Care Rev Series 2012, 5.375% 11/15/2042	635,000	562,003
Kentucky Econ Dev Fin Auth Hlth Care Rev Series 2012, 5.5% 11/15/2045	230,000	199,436
Kentucky Econ Dev Fin Auth Hlth Care Rev Series 2016 A, 6.25% 11/15/2046	590,000	419,988
Kentucky Econ Dev Fin Auth Hlth Care Rev Series 2016 A, 6.375% 11/15/2051	820,000	570,957
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Baptist Healthcare System Obligated Group Proj.) 5% 8/15/2032	150,000	153,223
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Baptist Healthcare System Obligated Group Proj.) 5% 8/15/2033	75,000	76,545
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Baptist Healthcare System Obligated Group Proj.) 5% 8/15/2035	85,000	86,600
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Baptist Healthcare System Obligated Group Proj.) 5% 8/15/2041	900,000	912,188
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Baptist Healthcare System Obligated Group Proj.) Series 2017 B, 5% 8/15/2046	570,000	574,530
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) 5.25% 6/1/2050	3,405,000	3,374,554
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2015B, 5% 6/1/2026	5,000	5,000
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2015B, 5% 6/1/2027	5,000	5,004
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2015B, 5% 6/1/2028	5,000	5,004
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2015B, 5% 6/1/2029	5,000	5,004
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2015B, 5% 6/1/2030	5,000	5,004
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2017 A, 5% 6/1/2037	2,180,000	2,187,653
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2017 A, 5% 6/1/2041	1,995,000	1,999,760
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2017 A, 5% 6/1/2045	3,320,000	3,324,707
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2017 A, 5.25% 6/1/2041	2,005,000	2,019,879
Kentucky Econ Dev Fin Auth Series 2016 A, 5% 5/15/2046	995,000	848,600
Kentucky Econ Dev Fin Auth Series 2016 A, 5% 5/15/2051	520,000	417,913
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 4% 10/1/2039	240,000	234,091
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% 10/1/2033	245,000	246,038
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% 10/1/2037	1,525,000	1,581,118
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% 10/1/2038	360,000	372,414
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% tender 10/1/2047 (g)	505,000	532,971
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% tender 10/1/2047 (g)	420,000	422,560
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) Series 2016 A, 5% 10/1/2026	360,000	362,453
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) Series 2020A, 3% 10/1/2043	3,785,000	3,118,995
TOTAL HEALTH CARE		27,838,680
Other - 0.0%
Boyle Cnty KY Edl Facs Rev Series 2023A, 5.25% 6/1/2049	700,000	704,857
Kentucky Municipal Energy Agency 5% 1/1/2055 (Assured Guaranty Inc Insured)	2,250,000	2,301,884
TOTAL OTHER		3,006,741
Resource Recovery - 0.0%
Carroll Cnty KY Environmental Facs Rev (Kentucky Utilities Co Proj.) Series 2006 B, 2.125% 10/1/2034 (h)	1,540,000	1,301,229
City of Henderson KY Series 2022 A, 4.45% 1/1/2042 (c)(h)	300,000	300,829
City of Henderson KY Series 2022 A, 4.7% 1/1/2052 (c)(h)	1,785,000	1,688,467
City of Henderson KY Series 2022B, 4.45% 1/1/2042 (c)(h)	1,010,000	1,012,792
City of Henderson KY Series 2022B, 4.7% 1/1/2052 (c)(h)	495,000	468,230
TOTAL RESOURCE RECOVERY		4,771,547
Special Tax - 0.0%
Kentucky Economic Dev Fin Auth Louisville Arena Proj Rev (Louisville Arena Authority Inc Proj.) Series 2017 A, 5% 12/1/2045 (Assured Guaranty Inc Insured)	940,000	949,047
Kentucky Economic Dev Fin Auth Louisville Arena Proj Rev (Louisville Arena Authority Inc Proj.) Series 2017 A, 5% 12/1/2047 (Assured Guaranty Inc Insured)	190,000	189,987
TOTAL SPECIAL TAX		1,139,034
Transportation - 0.0%
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) 5% 1/1/2028	195,000	195,295
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) 5% 1/1/2031	185,000	185,328
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) 5% 1/1/2032	185,000	185,318
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) 5% 1/1/2033	75,000	75,125
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) Series 2019, 5% 1/1/2038	45,000	46,910
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) Series 2019, 5% 1/1/2039	45,000	46,828
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) Series 2019, 5% 1/1/2044	125,000	128,557
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) Series 2019, 5% 1/1/2049	160,000	161,898
TOTAL TRANSPORTATION		1,025,259
TOTAL KENTUCKY		103,956,980
Louisiana - 0.5%
Education - 0.0%
Jefferson Parish LA Economic Dev & Port Dist Rev Series 2018A, 5.5% 6/15/2038 (c)	335,000	336,681
Jefferson Parish LA Economic Dev & Port Dist Rev Series 2018A, 5.625% 6/15/2048 (c)	395,000	388,550
Louisiana Loc Govt Environmental Facs & Cmnty Dv Auth Series 2018, 5% 10/1/2048 (Assured Guaranty Inc Insured)	545,000	545,438
Louisiana Pub Facs Auth Rev (Loyola University, LA Proj.) Series 2017, 5.25% 10/1/2046 (i)	2,110,000	2,132,170
Louisiana Pub Facs Auth Rev (Tulane Univ, LA Proj.) Series 2016 A, 5% 12/15/2028	245,000	247,877
Louisiana Pub Facs Auth Rev (Tulane Univ, LA Proj.) Series 2016 A, 5% 12/15/2029	240,000	242,694
Louisiana Pub Facs Rev (Loyola University, LA Proj.) Series 2021, 4% 10/1/2041	235,000	216,095
Louisiana Pub Facs Rev (Tulane Univ, LA Proj.) Series 2020 A, 5% 4/1/2045	1,045,000	1,078,169
Louisiana Pub Facs Rev Series 2025, 6.15% 6/15/2055 (c)	1,500,000	1,535,613
TOTAL EDUCATION		6,723,287
General Obligations - 0.1%
New Orleans LA Gen. Oblig. Series 2022, 5% 12/1/2033	1,060,000	1,133,223
New Orleans LA Gen. Oblig. Series 2024A, 5% 12/1/2034	1,185,000	1,276,206
New Orleans LA Gen. Oblig. Series 2026A, 5% 12/1/2041 (j)	1,000,000	1,051,924
Shreveport LA Gen. Oblig. Series 2024, 5% 3/1/2054 (Assured Guaranty Inc Insured)	2,750,000	2,805,735
TOTAL GENERAL OBLIGATIONS		6,267,088
Health Care - 0.0%
Louisiana Loc Govt Environmental Facs & Cmnty Dev Auth Retirement Facs Rev Series 2019A, 5% 1/1/2049	595,000	465,168
Louisiana Loc Govt Environmental Facs & Cmnty Series 2015A, 6% 11/15/2035	120,000	120,265
Louisiana Loc Govt Environmental Facs & Cmnty Series 2015A, 6.25% 11/15/2045	765,000	766,843
Louisiana Loc Govt Environmental Facs & Cmnty Series A, 5.625% 6/1/2045	930,000	771,815
Louisiana Pub Fac Auth Hsp Rev (Louisiana Childrens Hospital Proj.) Series 2020 A, 3% 6/1/2050 (Assured Guaranty Inc Insured)	2,190,000	1,572,433
Louisiana Pub Facs Auth Rev (Ochsner Clinic Foundation Proj.) Series 2015, 5% 5/15/2047	300,000	300,003
Louisiana Pub Facs Rev (Christus Health Proj.) Series 2018 E, 5% 7/1/2032	95,000	99,480
Louisiana Pub Facs Rev (Christus Health Proj.) Series 2018 E, 5% 7/1/2033	75,000	78,344
Louisiana Pub Facs Rev (Christus Health Proj.) Series 2018 E, 5% 7/1/2034	90,000	93,785
Louisiana Pub Facs Rev (Ochsner Clinic Foundation Proj.) Series 2017, 5% 5/15/2027	55,000	56,012
Louisiana Pub Facs Rev (Ochsner Clinic Foundation Proj.) Series 2020 A, 3% 5/15/2047	1,000,000	745,111
Louisiana Pub Facs Rev Series 2017, 4% 5/15/2042	750,000	713,385
TOTAL HEALTH CARE		5,782,644
Housing - 0.0%
Louisiana Hsg Corp Single Family Mtg Rev (LA Home Ownership Proj.) 5.75% 12/1/2053	650,000	700,608
Louisiana Pub Facs Auth Lease Series 2016 A, 5% 7/1/2046	1,145,000	1,145,131
Louisiana Pub Facs Rev Series 2020 A 1, 5.1% 1/1/2057 (c)	1,980,000	1,488,164
Louisiana Pub Facs Rev Series 2020 A 1, 5.375% 1/1/2040 (c)	860,000	699,572
Louisiana Pub Facs Rev Series 2020 A 1, 5.5% 1/1/2050 (c)	590,000	449,761
TOTAL HOUSING		4,483,236
Industrial Development - 0.2%
Louisiana Loc Govt Environmental Facs & Cmnty Dv Auth Series 2017, 3.5% 11/1/2032	1,000,000	977,990
Louisiana St Offshore Term Auth Deepwtr Prot Rev Series 2013A, 4.2% tender 9/1/2033 (g)	1,000,000	1,014,525
St James Parish LA Rev (Nustar Logistics Lp Proj.) Series 2008, 6.1% tender 6/1/2038 (c)(g)	740,000	813,543
St James Parish LA Rev (Nustar Logistics LP Proj.) Series 2010, 6.35% 7/1/2040 (c)	750,000	812,543
St James Parish LA Rev (Nustar Logistics Lp Proj.) Series 2010B, 6.1% tender 12/1/2040 (c)(g)	975,000	1,072,765
St John Baptist Parish LA Rev (Conocophillips Inc Proj.) 4.05% tender 6/1/2037 (g)	2,000,000	2,001,327
St John Baptist Parish LA Rev (Conocophillips Inc Proj.) Series 2017B 2, 2.375% tender 6/1/2037 (g)	1,495,000	1,493,876
St John Baptist Parish LA Rev (ConocoPhillips Proj.) 2.2% 6/1/2037 (g)	2,380,000	2,377,869
St John Baptist Parish LA Rev Series 2017 C, 3.3% tender 6/1/2037 (g)	4,075,000	4,088,192
TOTAL INDUSTRIAL DEVELOPMENT		14,652,630
Other - 0.0%
Capital Area Finance Authority 6.5% 4/1/2054	1,890,000	2,097,750
Port New Orlns LA Brd Commrs Port Fac Rev 5.5% 4/1/2051 (Assured Guaranty Inc Insured) (h)	410,000	429,351
Port New Orlns LA Brd Commrs Port Fac Rev 5.5% 4/1/2054 (Assured Guaranty Inc Insured) (h)	530,000	552,788
TOTAL OTHER		3,079,889
Resource Recovery - 0.0%
LA Pfa Swd Rev Series 2023, 6.75% tender 10/1/2053 (c)(g)(h)	2,800,000	2,963,964
Special Tax - 0.0%
Lafayette Parish LA Sch Brd 4% 4/1/2048	1,900,000	1,760,861
Lafayette Parish LA Sch Brd 4% 4/1/2053	1,900,000	1,710,936
TOTAL SPECIAL TAX		3,471,797
Transportation - 0.2%
Louisiana Pub Facs Rev Series 2024, 5% 9/1/2066 (h)	4,000,000	3,912,887
Louisiana Pub Facs Rev Series 2024, 5.5% 9/1/2054 (h)	500,000	511,150
Louisiana Pub Facs Rev Series 2024, 5.75% 9/1/2064 (h)	7,310,000	7,562,248
New Orleans Aviation Board Series 2018A, 5% 10/1/2048 (Assured Guaranty Inc Insured)	255,000	257,551
New Orleans LA Aviation Board 5% 1/1/2027 (h)	60,000	60,673
New Orleans LA Aviation Board 5% 1/1/2027 (h)	50,000	50,561
New Orleans LA Aviation Board 5% 1/1/2028 (h)	90,000	90,776
New Orleans LA Aviation Board 5% 1/1/2028 (h)	30,000	30,259
New Orleans LA Aviation Board 5% 1/1/2031 (h)	80,000	80,764
New Orleans LA Aviation Board 5% 1/1/2032 (h)	50,000	50,457
New Orleans LA Aviation Board 5% 1/1/2033 (h)	125,000	126,092
New Orleans LA Aviation Board 5% 1/1/2033 (h)	85,000	85,742
New Orleans LA Aviation Board 5% 1/1/2034 (h)	150,000	151,243
New Orleans LA Aviation Board 5% 1/1/2034 (h)	25,000	25,207
New Orleans LA Aviation Board 5% 1/1/2035 (h)	50,000	50,397
New Orleans LA Aviation Board 5% 1/1/2036 (h)	115,000	115,856
New Orleans LA Aviation Board 5% 1/1/2037 (h)	705,000	709,804
New Orleans LA Aviation Board 5% 1/1/2037 (h)	185,000	186,260
New Orleans LA Aviation Board 5% 1/1/2038 (h)	365,000	367,236
New Orleans LA Aviation Board Series 2017 A, 5% 1/1/2043	550,000	553,459
New Orleans LA Aviation Board Series 2017 B, 5% 1/1/2048 (h)	1,080,000	1,080,352
Port New Orlns LA Brd Commrs Port Fac Rev Series 2020 E, 5% 4/1/2044 (h)	1,000,000	1,015,879
TOTAL TRANSPORTATION		17,074,853
Water & Sewer - 0.0%
East Baton Rouge LA Swr Commn Series 2021A, 1.3% tender 2/1/2041 (g)	2,010,000	1,915,214
Shreveport LA Wtr & Swr Rev Series 2017A, 5% 12/1/2041 (Assured Guaranty Inc Insured)	565,000	575,368
Shreveport LA Wtr & Swr Rev Series 2019 B, 4% 12/1/2044 (Assured Guaranty Inc Insured)	210,000	204,908
Shreveport LA Wtr & Swr Rev Series 2019 B, 4% 12/1/2049 (Assured Guaranty Inc Insured)	265,000	237,742
TOTAL WATER & SEWER		2,933,232
TOTAL LOUISIANA		67,432,620
Maine - 0.1%
Education - 0.0%
Maine Fin Auth Student Ln Rev Series 2021 A 1, 5% 12/1/2028 (Assured Guaranty Inc Insured) (h)	105,000	108,776
Maine Fin Auth Student Ln Rev Series 2021 A 1, 5% 12/1/2029 (Assured Guaranty Inc Insured) (h)	105,000	109,426
Maine Fin Auth Student Ln Rev Series 2021 A 1, 5% 12/1/2030 (Assured Guaranty Inc Insured) (h)	105,000	110,355
Maine Fin Auth Student Ln Rev Series CL A 20244 1, 4.5% 12/1/2038 (Assured Guaranty Inc Insured) (h)	960,000	959,487
Maine Fin Auth Student Ln Rev Series CL A 20244 1, 4.5% 12/1/2039 (Assured Guaranty Inc Insured) (h)	860,000	859,513
Maine Fin Auth Student Ln Rev Series CL A 20244 1, 5% 12/1/2045 (Assured Guaranty Inc Insured) (h)	300,000	300,966
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) 4% 7/1/2051	1,000,000	845,324
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 4% 7/1/2031	85,000	85,585
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 4% 7/1/2032	60,000	60,326
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 4% 7/1/2034	125,000	125,395
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 5% 7/1/2026	40,000	40,058
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 5% 7/1/2028	65,000	66,278
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 5% 7/1/2029	50,000	50,973
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 5% 7/1/2033	140,000	142,275
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 5% 7/1/2035	90,000	91,281
Maine Health & Higher Edl Facsauth Rev (Northeastern University Proj.) Series 2024B, 5.25% 10/1/2054	1,485,000	1,555,497
TOTAL EDUCATION		5,511,515
General Obligations - 0.0%
Auburn ME 2.25% 11/1/2039	2,640,000	2,096,373
Brunswick ME 2.375% 11/1/2037	330,000	279,516
TOTAL GENERAL OBLIGATIONS		2,375,889
Health Care - 0.1%
Maine Health & Higher Edl Facs Auth Rev (Mainehealth Proj.) Series 2018A, 5% 7/1/2030	65,000	67,867
Maine Health & Higher Edl Facs Auth Rev (Mainehealth Proj.) Series 2018A, 5% 7/1/2031	60,000	62,508
Maine Health & Higher Edl Facs Auth Rev (Mainehealth Proj.) Series 2018A, 5% 7/1/2034	110,000	113,805
Maine Health & Higher Edl Facs Auth Rev (Mainehealth Proj.) Series 2018A, 5% 7/1/2035	155,000	159,982
Maine Health & Higher Edl Facs Auth Rev (Mainehealth Proj.) Series 2018A, 5% 7/1/2036	180,000	185,381
Maine Health & Higher Edl Facs Auth Rev (Mainehealth Proj.) Series 2018A, 5% 7/1/2037	170,000	174,790
Maine Health & Higher Edl Facs Auth Rev (Mainehealth Proj.) Series 2018A, 5% 7/1/2038	125,000	128,338
Maine Health & Higher Edl Facs Auth Rev (Mainehealth Proj.) Series 2020A, 4% 7/1/2038	265,000	264,031
Maine Health & Higher Edl Facs Auth Rev (Mainehealth Proj.) Series 2020A, 4% 7/1/2039	330,000	325,745
Maine Health & Higher Edl Facs Auth Rev (Mainehealth Proj.) Series 2020A, 4% 7/1/2040	465,000	454,779
Maine Health & Higher Edl Facs Auth Rev (Mainehealth Proj.) Series 2020A, 4% 7/1/2050	1,660,000	1,467,138
Maine Health & Higher Edl Facs Auth Rev (Northern Light Health Proj.) Series 2016A, 4% 7/1/2041	350,000	292,010
TOTAL HEALTH CARE		3,696,374
Housing - 0.0%
Maine Hsg Auth Mtg (ME Mortgage Proj.) Series 2026B, 4.8% 11/15/2046	435,000	438,634
Maine Hsg Auth Mtg Series 2020 C, 4% 11/15/2050	235,000	236,572
Maine Hsg Auth Mtg Series 2025E, 4.9% 11/15/2055	1,575,000	1,580,063
TOTAL HOUSING		2,255,269
Other - 0.0%
Maine Fin Auth Rev Series 2025, 5.5% 7/1/2055	1,355,000	1,428,718
Resource Recovery - 0.0%
Maine Fin Auth Solid Waste Dis Series 2024, 4.625% tender 12/1/2047 (c)(g)(h)	1,005,000	1,038,825
Transportation - 0.0%
Maine Turnpike Auth Rev Bonds Series 2018, 5% 7/1/2033	40,000	41,715
Maine Turnpike Auth Rev Bonds Series 2018, 5% 7/1/2034	55,000	57,211
Maine Turnpike Auth Rev Bonds Series 2018, 5% 7/1/2035	60,000	62,263
Maine Turnpike Auth Rev Bonds Series 2018, 5% 7/1/2036	110,000	113,900
Maine Turnpike Auth Rev Bonds Series 2018, 5% 7/1/2047	30,000	30,497
TOTAL TRANSPORTATION		305,586
TOTAL MAINE		16,612,176
Maryland - 0.9%
Education - 0.1%
Chestertown MD Economic Dev Proj Rev Series 2025, 6.5% 3/1/2050	2,615,000	2,683,357
Frederick Cnty MD Edl Facs Rev Series 2017 A, 5% 9/1/2037 (c)	500,000	495,776
Frederick Cnty MD Edl Facs Rev Series 2017 A, 5% 9/1/2045 (c)	1,200,000	1,119,164
Maryland Economic Dev Corp St (Umd Stud Hsg Proj.) 5% 6/1/2043 (Assured Guaranty Inc Insured)	240,000	240,158
Maryland Economic Dev Corp St Series 2020, 5% 7/1/2056	1,900,000	1,871,169
Maryland Health & Higher Educational Facilities Authority (Stevenson University Proj.) Series 2021 A, 4% 6/1/2038	500,000	485,533
Maryland Health & Higher Educational Facilities Authority (Stevenson University Proj.) Series 2021 A, 4% 6/1/2046	1,050,000	949,621
Maryland Health & Higher Educational Facilities Authority (Stevenson University Proj.) Series 2021 A, 4% 6/1/2051	2,345,000	2,026,259
Maryland Health & Higher Educational Facilities Authority (Stevenson University Proj.) Series 2021 A, 4% 6/1/2055	1,020,000	859,970
Maryland Health & Higher Educational Facilities Authority (Stevenson University Proj.) Series 2021 A, 5% 6/1/2029	125,000	130,001
Maryland Health & Higher Educational Facilities Authority (Stevenson University Proj.) Series 2021 A, 5% 6/1/2031	20,000	21,143
Maryland Health & Higher Educational Facilities Authority (Stevenson University Proj.) Series 2021 A, 5% 6/1/2033	320,000	335,575
Maryland Health & Higher Educational Facilities Authority Series 2023, 5.25% 7/1/2033 (c)	400,000	413,211
University MD Sys Auxiliary Fac & Tuition Series 2024 A, 4% 4/1/2043	1,160,000	1,159,834
Westminster MD Edl Facs Rev (Mcdaniel College Proj.) 5% 11/1/2027	315,000	316,933
Westminster MD Edl Facs Rev (Mcdaniel College Proj.) 5% 11/1/2028	335,000	337,063
Westminster MD Edl Facs Rev (Mcdaniel College Proj.) 5% 11/1/2029	355,000	357,100
TOTAL EDUCATION		13,801,867
General Obligations - 0.2%
Anne Arundel Cnty MD Gen. Oblig. Series 2021, 3% 10/1/2037	2,540,000	2,410,554
Anne Arundel Cnty MD Gen. Oblig. Series 2023, 5% 10/1/2046	2,195,000	2,324,800
City of Baltimore MD 5% 6/1/2051	600,000	602,270
Maryland St Stad Auth Hagerstown Multi-Use Sports & Events Fac Lease Rev (State of Maryland Proj.) Series 2022 A, 5% 6/1/2047	5,050,000	5,228,700
Maryland St Stad Auth Hagerstown Multi-Use Sports & Events Fac Lease Rev (State of Maryland Proj.) Series 2022 A, 5% 6/1/2052	1,195,000	1,221,876
Montgomery Cnty MD Gen. Oblig. Series 2021 A, 2% 8/1/2041	3,000,000	2,220,280
Prince Georges Cty MD Ctf Part (Prince Georges County MD Proj.) 5% 10/1/2027	1,740,000	1,794,160
Washington Suburban Sanitary Dist MD 4% 6/1/2045	1,475,000	1,473,038
Washington Suburban Sanitary Dist MD Series 2016 SECOND, 5% 6/1/2038	2,485,000	2,487,198
Washington Suburban Sanitary Dist MD Series 2025, 4% 6/1/2051	4,000,000	3,829,043
TOTAL GENERAL OBLIGATIONS		23,591,919
Health Care - 0.2%
Baltimore Cnty MD Crest Vlg (Oak Crest Village Inc Proj.) 4% 1/1/2045	250,000	233,118
City of Rockville MD (Ingleside At King Farm Proj.) Series 2017 A-2, 5% 11/1/2035	140,000	141,198
City of Rockville MD (Ingleside At King Farm Proj.) Series B, 5% 11/1/2042	1,280,000	1,281,486
City of Rockville MD Series 2017 B, 4.25% 11/1/2037	75,000	72,689
City of Rockville MD Series 2017 B, 4.5% 11/1/2043	275,000	258,910
City of Rockville MD Series 2017 B, 5% 11/1/2047	935,000	877,292
City of Rockville MD Series A 1, 5% 11/1/2031	210,000	212,508
City of Rockville MD Series A 2, 5% 11/1/2029	70,000	70,936
City of Rockville MD Series A 2, 5% 11/1/2031	85,000	86,027
City of Rockville MD Series A 2, 5% 11/1/2032	70,000	70,800
City of Rockville MD Series A-1, 5% 11/1/2037	315,000	316,906
Maryland Health & Higher Educational Facilities Authority (Greater Baltimore Med Ctr, MD Proj.) Series 2021 A, 3% 7/1/2051	2,815,000	2,048,133
Maryland Health & Higher Educational Facilities Authority (Kennedy Krieger Institute Inc Proj.) Series 2025A, 5.25% 7/1/2051	725,000	749,133
Maryland Health & Higher Educational Facilities Authority (Kennedy Krieger Institute Inc Proj.) Series 2025A, 5.5% 7/1/2056	870,000	909,897
Maryland Health & Higher Educational Facilities Authority (Tidalhealth Proj.) Series 2025 C, 5.5% 7/1/2055 (Assured Guaranty Inc Insured)	1,670,000	1,779,759
Maryland Health & Higher Educational Facilities Authority Series 2021 B, 4% 1/1/2051	700,000	631,608
Maryland St Hlth & HI Ed Facs (MedStar Health Inc Proj.) Series 2017 A, 5% 5/15/2045	1,550,000	1,560,749
Maryland St Hlth & HI Ed Facs (Mercy Medical Center, MD Proj.) 4% 7/1/2042	255,000	247,420
Maryland St Hlth & HI Ed Facs (Mercy Medical Center, MD Proj.) 5% 7/1/2032	85,000	85,110
Maryland St Hlth & HI Ed Facs (Mercy Medical Center, MD Proj.) 5% 7/1/2033	215,000	215,263
Maryland St Hlth & HI Ed Facs (Mercy Medical Center, MD Proj.) 5% 7/1/2035	225,000	225,239
Maryland St Hlth & HI Ed Facs (Mercy Medical Center, MD Proj.) 5% 7/1/2036	210,000	210,205
Maryland St Hlth & HI Ed Facs Series 2016 A, 5.5% 1/1/2036	2,475,000	2,495,238
Maryland St Hlth & HI Ed Facs Series 2016 A, 5.5% 1/1/2046	4,680,000	4,711,166
Maryland St Hlth & HI Ed Facs Series 2017 B, 5% 7/1/2038	1,030,000	1,041,910
Montgomery Cnty MD Econ Dev Series 2018 A, 5.375% 7/1/2048	915,000	823,511
Washington Cnty MD Economic Dev Rev Series 2021, 4% 5/1/2027	255,000	256,086
Washington Cnty MD Economic Dev Rev Series 2021, 4% 5/1/2030	285,000	290,021
Washington Cnty MD Economic Dev Rev Series 2021, 4% 5/1/2031	155,000	157,730
Washington Cnty MD Economic Dev Rev Series 2021, 4% 5/1/2036	985,000	986,345
Washington Cnty MD Economic Dev Rev Series 2021, 4% 5/1/2042	2,010,000	1,952,695
TOTAL HEALTH CARE		24,999,088
Housing - 0.0%
Maryland Community Development Administration (Residential Revenue Bonds Proj.) 3.5% 3/1/2050	55,000	54,827
Maryland Community Development Administration (Residential Revenue Bonds Proj.) 5% 9/1/2027	45,000	46,203
Maryland Community Development Administration (Residential Revenue Bonds Proj.) 5% 9/1/2028	5,000	5,235
Maryland Community Development Administration (Residential Revenue Bonds Proj.) Series 2023E, 6.25% 3/1/2054	725,000	784,266
Maryland Community Development Administration Series 2018 A, 4.5% 9/1/2048	320,000	324,046
Maryland Department of Housing & Community Development Series 2025 G, 6.25% 9/1/2056	900,000	1,017,061
Maryland Economic Dev Corp St Series 2015, 5% 6/1/2029 (c)	335,000	335,304
Maryland Economic Dev Corp St Series 2015, 5% 6/1/2033 (c)	360,000	360,250
Maryland Economic Dev Corp St Series 2016, 5% 6/1/2035 (Assured Guaranty Inc Insured)	645,000	645,819
TOTAL HOUSING		3,573,011
Industrial Development - 0.0%
Gaithersburg MD Eco Dev Rev Bd Series 2018 A, 5% 1/1/2027	210,000	210,839
Gaithersburg MD Eco Dev Rev Bd Series 2018 A, 5% 1/1/2028	280,000	284,454
Gaithersburg MD Eco Dev Rev Bd Series 2018 A, 5% 1/1/2033	1,750,000	1,775,692
Gaithersburg MD Eco Dev Rev Bd Series 2018 A, 5% 1/1/2036	85,000	85,996
Maryland St Econ Dev Corp Econ Series 2022A, 5% 12/31/2042	1,000,000	1,035,999
Maryland St Econ Dev Corp Econ Series 2022A, 5.25% 6/30/2053	1,500,000	1,530,459
Maryland St Econ Dev Corp Rev Series 2006B, 4.1% tender 10/1/2036 (g)	800,000	817,455
TOTAL INDUSTRIAL DEVELOPMENT		5,740,894
Other - 0.0%
Maryland Economic Dev Corp St Series 2024, 5.125% 7/1/2059 (Assured Guaranty Inc Insured)	725,000	733,195
Maryland Economic Dev Corp St Series 2024, 5.25% 7/1/2064 (Assured Guaranty Inc Insured)	990,000	1,014,953
Maryland Economic Dev Corp St Series 2026A, 5.25% 7/1/2051 (Assured Guaranty Inc Insured)	605,000	633,269
Maryland Economic Dev Corp St Series 2026A, 5.25% 7/1/2061 (Assured Guaranty Inc Insured)	3,000,000	3,102,206
Westminster MD Proj Rev Series 2014A, 6.25% 7/1/2044	510,000	510,237
TOTAL OTHER		5,993,860
Special Tax - 0.2%
Baltimore Hotel Corp Series 2017, 5% 9/1/2026	100,000	100,212
Baltimore Hotel Corp Series 2017, 5% 9/1/2033	210,000	211,777
Baltimore Hotel Corp Series 2017, 5% 9/1/2034	765,000	770,737
Baltimore Hotel Corp Series 2017, 5% 9/1/2036	870,000	874,913
Baltimore Hotel Corp Series 2017, 5% 9/1/2039	500,000	501,262
Baltimore Hotel Corp Series 2017, 5% 9/1/2042	1,135,000	1,136,255
Baltimore Hotel Corp Series 2017, 5% 9/1/2046	3,685,000	3,560,882
Brunswick MD Spl Oblig Series 2019, 4% 7/1/2029	65,000	65,171
Brunswick MD Spl Oblig Series 2019, 5% 7/1/2036	84,000	85,483
City of Baltimore MD (Baltimore Tif Res Ph1 Proj.) 5% 9/1/2038	330,000	332,829
County of Frederick MD Series 2020 B, 4.625% 7/1/2043 (c)	455,000	458,020
Howard Cnty MD Spl Oblig Series 2017 A, 4.5% 2/15/2047 (c)	235,000	223,621
Maryland Econ Dev Corp Pkg Facs Rev Series 2018 C, 4% 6/1/2038	35,000	32,856
Maryland Econ Dev Corp Pkg Facs Rev Series 2018 C, 4% 6/1/2048	115,000	95,917
Maryland Econ Dev Corp Pkg Facs Rev Series 2018 C, 4% 6/1/2058	265,000	205,466
Maryland Econ Dev Corp Pkg Facs Rev Series 2018A, 5% 6/1/2058	715,000	718,781
Maryland Econ Dev Corp Spl Oblig (Port Covington Tif Proj.) 4% 9/1/2040	485,000	448,710
Maryland Econ Dev Corp Spl Oblig (Port Covington Tif Proj.) 4% 9/1/2050	2,145,000	1,793,271
Maryland St Dept Transn Cons Series 2019, 2.125% 10/1/2031	1,000,000	933,996
Maryland St Stad Auth Rev (Baltimore City MD Stadium Auth Proj.) Series 2018 A, 5% 5/1/2034	530,000	549,072
Maryland St Stad Auth Rev (Baltimore City MD Stadium Auth Proj.) Series 2018 A, 5% 5/1/2035	1,180,000	1,220,701
Maryland St Stad Auth Rev (Baltimore City MD Stadium Auth Proj.) Series 2018 A, 5% 5/1/2042	1,710,000	1,749,714
Maryland St Stad Auth Rev Series 2022C, 0% 5/1/2051 (b)	1,355,000	404,700
Maryland St Stad Auth Rev Series 2022C, 0% 5/1/2052 (b)	2,040,000	575,355
Maryland St Stad Auth Rev Series 2022C, 0% 5/1/2053 (b)	1,010,000	270,342
Maryland St Stad Auth Rev Series 2022C, 0% 5/1/2054 (b)	1,490,000	378,691
Maryland St Stad Auth Rev Series 2022C, 0% 5/1/2055 (b)	925,000	222,402
State of Maryland Built to Learn Revenue Series 2021, 4% 6/1/2046	555,000	533,938
State of Maryland Built to Learn Revenue Series 2022 A, 4% 6/1/2035	160,000	165,990
State of Maryland Built to Learn Revenue Series 2022 A, 4% 6/1/2037	135,000	138,208
State of Maryland Built to Learn Revenue Series 2022 A, 4% 6/1/2038	145,000	147,866
State of Maryland Built to Learn Revenue Series 2022 A, 4% 6/1/2047	1,665,000	1,569,065
TOTAL SPECIAL TAX		20,476,203
Transportation - 0.2%
Maryland Economic Development Corp (Purple Line Transit Partners Proj.) Series 2022B, 5.25% 6/30/2055 (h)	7,355,000	7,360,893
Maryland Economic Development Corp Series 2022 A, 5% 11/12/2028 (h)	2,750,000	2,754,641
Maryland Economic Development Corp Series 2022B, 5.25% 6/30/2047 (h)	1,165,000	1,174,991
Maryland Economic Development Corp Series 2022B, 5.25% 6/30/2052 (h)	1,000,000	1,001,644
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 4% 8/1/2051 (h)	1,270,000	1,131,777
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5% 8/1/2046 (h)	5,015,000	5,120,704
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5.25% 8/1/2049 (Assured Guaranty Inc Insured) (h)	3,300,000	3,440,622
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5.25% 8/1/2054 (Assured Guaranty Inc Insured) (h)	500,000	516,977
Maryland St Dept Transn Spl Transn Proj Rev 4% 8/1/2037 (h)	640,000	640,535
Maryland St Dept Transn Spl Transn Proj Rev 4% 8/1/2038 (h)	575,000	573,637
Maryland St Econ Dev Corp Econ (Ports America Chesapeake LLC Proj.) Series 2017A, 5% 6/1/2027	140,000	141,957
Maryland St Econ Dev Corp Econ (Ports America Chesapeake LLC Proj.) Series 2017A, 5% 6/1/2030	530,000	548,626
Maryland St Econ Dev Corp Econ (Ports America Chesapeake LLC Proj.) Series 2017A, 5% 6/1/2032	145,000	149,580
Maryland St Econ Dev Corp Econ (Ports America Chesapeake LLC Proj.) Series 2017A, 5% 6/1/2035	1,085,000	1,114,356
Maryland St Transn Auth Series 2020, 5% 7/1/2040	315,000	333,698
Maryland Trans Auth Psngr Fac Chrg Rev Series 2019, 3% 6/1/2036 (h)	1,220,000	1,119,968
Prince George's County Revenue Authority Series 2016, 4.75% 7/1/2036 (c)	245,000	245,110
Prince George's County Revenue Authority Series 2016, 5% 7/1/2046 (c)	350,000	350,031
TOTAL TRANSPORTATION		27,719,747
Water & Sewer - 0.0%
Baltimore MD Proj Rev (Baltimore Wtr Util Rev Proj.) Series 2019 A, 4% 7/1/2049	1,385,000	1,268,500
Baltimore MD Proj Rev (Baltimore Wtr Util Rev Proj.) Series 2020 A, 4% 7/1/2045	1,415,000	1,370,276
Baltimore MD Proj Rev (Baltimore Wtr Util Rev Proj.) Series 2020 A, 5% 7/1/2050	1,555,000	1,584,399
Baltimore MD Proj Rev Series 2014C, 5% 7/1/2033	945,000	945,855
Baltimore MD Proj Rev Series C, 5% 7/1/2031	635,000	635,898
TOTAL WATER & SEWER		5,804,928
TOTAL MARYLAND		131,701,517
Maryland,Virginia - 0.0%
Special Tax - 0.0%
Washington Metropolitan Area Transit Authority Series 2021 A, 4% 7/15/2039	1,000,000	1,014,196
Massachusetts - 1.7%
Education - 0.3%
Massachusetts Development Finance Agency (Boston College,Ma Proj.) Series 2021 V, 5% 7/1/2055	4,180,000	4,462,967
Massachusetts Development Finance Agency (Simmons College, MA Proj.) 4% 10/1/2050	3,070,000	2,109,604
Massachusetts Development Finance Agency (Simmons College, MA Proj.) 5% 10/1/2045	2,315,000	2,003,315
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) 4% 7/1/2045	3,055,000	2,736,119
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) Series 2019, 5% 7/1/2028	35,000	35,694
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) Series 2019, 5% 7/1/2029	30,000	30,821
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) Series 2021, 4% 7/1/2051	1,110,000	934,902
Massachusetts Development Finance Agency (Worcester Polytech Inst, MA Proj.) Series 2017 B, 5% 9/1/2042	2,135,000	2,168,252
Massachusetts Development Finance Agency Series 2017 B, 5% 7/1/2042	580,000	580,021
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2019 B, 5% 7/1/2027 (h)	475,000	483,000
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue N Proj.) Series 2024 B, 5% 7/1/2030 (h)	500,000	536,408
Massachusetts Ed Ln Auth Ed Ln 4.25% 7/1/2046 (h)	1,790,000	1,618,530
Massachusetts Ed Ln Auth Ed Ln 5% 7/1/2054 (h)	1,470,000	1,400,049
Massachusetts Ed Ln Auth Ed Ln Series 2018 C, 4.125% 7/1/2046 (h)	2,180,000	1,898,109
Massachusetts Ed Ln Auth Ed Ln Series 2019C, 3.75% 7/1/2047 (h)	2,430,000	1,993,166
Massachusetts Ed Ln Auth Ed Ln Series 2021 C, 3% 7/1/2051 (h)	950,000	638,699
Massachusetts Ed Ln Auth Ed Ln Series 2021B, 2% 7/1/2037 (h)	65,000	53,709
Massachusetts Ed Ln Auth Ed Ln Series 2022C, 4.125% 7/1/2052 (h)	2,210,000	1,818,413
Massachusetts Ed Ln Auth Ed Ln Series 2025 B, 5.5% 7/1/2055 (h)	1,805,000	1,820,120
Massachusetts Ed Ln Auth Ed Ln Series 2026B, 5.25% 7/1/2056 (h)(j)	1,315,000	1,321,789
Massachusetts St Dev Fin Agy Rev (Bentley University Proj.) Series 2016, 5% 7/1/2040	4,335,000	4,339,157
Massachusetts St Dev Fin Agy Rev (Berklee College of Music Inc Proj.) 5% 10/1/2029	120,000	120,849
Massachusetts St Dev Fin Agy Rev (Berklee College of Music Inc Proj.) 5% 10/1/2030	185,000	186,094
Massachusetts St Dev Fin Agy Rev (Berklee College of Music Inc Proj.) 5% 10/1/2031	200,000	201,115
Massachusetts St Dev Fin Agy Rev (Boston University Mass Proj.) 5% 10/1/2046	1,205,000	1,207,232
Massachusetts St Dev Fin Agy Rev (Emerson College, MA Proj.) Series 2016A, 5.25% 1/1/2042	50,000	50,178
Massachusetts St Dev Fin Agy Rev (Emerson College, MA Proj.) Series 2017A, 5% 1/1/2036	155,000	157,693
Massachusetts St Dev Fin Agy Rev (Emmanuel College Proj.) 4% 10/1/2046	165,000	137,848
Massachusetts St Dev Fin Agy Rev (Emmanuel College Proj.) Series 2016A, 5% 10/1/2043	750,000	731,061
Massachusetts St Dev Fin Agy Rev (Lesley College Proj.) 5% 7/1/2039	255,000	255,013
Massachusetts St Dev Fin Agy Rev (Provident Commonwealth Ed Resources Inca Proj.) Series 2016, 5% 10/1/2048	2,100,000	2,010,648
Massachusetts St Dev Fin Agy Rev (Wentworth Inst of Tech, MA Proj.) Series 2017, 5% 10/1/2027	125,000	125,488
Massachusetts St Dev Fin Agy Rev (Wentworth Inst of Tech, MA Proj.) Series 2017, 5% 10/1/2028	125,000	125,463
Massachusetts St Dev Fin Agy Rev (Wentworth Inst of Tech, MA Proj.) Series 2017, 5% 10/1/2029	135,000	135,478
Massachusetts St Dev Fin Agy Rev (Wentworth Inst of Tech, MA Proj.) Series 2017, 5% 10/1/2030	65,000	65,215
Massachusetts St Dev Fin Agy Rev (Wentworth Inst of Tech, MA Proj.) Series 2017, 5% 10/1/2031	150,000	150,452
Massachusetts St Dev Fin Agy Rev (Wentworth Inst of Tech, MA Proj.) Series 2017, 5% 10/1/2032	155,000	155,421
Massachusetts St Dev Fin Agy Rev (Wentworth Inst of Tech, MA Proj.) Series 2017, 5% 10/1/2033	75,000	75,180
Massachusetts St Dev Fin Agy Rev (Wentworth Inst of Tech, MA Proj.) Series 2017, 5% 10/1/2046	240,000	231,509
Massachusetts St Dev Fin Agy Rev Series 2015, 5% 5/1/2041	300,000	300,108
Massachusetts St Dev Fin Agy Rev Series 2016, 5% 1/1/2040	530,000	530,799
Massachusetts St Dev Fin Agy Rv (Chf Merrimack Inc Proj.) Series 2024A, 4.25% 7/1/2034 (c)	500,000	507,777
Massachusetts St Dev Fin Agy Rv (Chf Merrimack Inc Proj.) Series 2024A, 5% 7/1/2044 (c)	120,000	121,838
Massachusetts St Dev Fin Agy Rv (Chf Merrimack Inc Proj.) Series 2024A, 5% 7/1/2054 (c)	2,625,000	2,543,241
Massachusetts St Dev Fin Agy Rv (Suffolk Univ, MA Proj.) Series 2025, 5.5% 7/1/2045	1,270,000	1,337,250
University Mass Bldg Auth Proj Series 2017 1, 5.25% 11/1/2042	3,305,000	3,384,278
TOTAL EDUCATION		47,830,072
Electric Utilities - 0.0%
Massachusetts Municipal Wholesale Electric Co Series 2021 A, 4% 7/1/2046	480,000	460,409
Massachusetts St Dev Fin Agy Rv (Tufts Med Enfra, LLC Proj.) Series 2026 A, 5.5% 10/1/2038	1,200,000	1,350,187
Massachusetts St Dev Fin Agy Rv (Tufts Med Enfra, LLC Proj.) Series 2026 A, 5.5% 10/1/2042	955,000	1,050,087
Massachusetts St Dev Fin Agy Rv (Tufts Med Enfra, LLC Proj.) Series 2026 A, 6% 10/1/2049	1,000,000	1,085,704
TOTAL ELECTRIC UTILITIES		3,946,387
General Obligations - 0.4%
Berkley Mass 4.5% 4/1/2051 (Build America Mutual Assurance Co Insured)	2,500,000	2,515,261
Berkley Mass 5.25% 4/1/2055 (Build America Mutual Assurance Co Insured)	815,000	860,262
Massachusetts St Gen. Oblig. 5% 4/1/2043	2,000,000	2,199,107
Massachusetts St Gen. Oblig. 5% 4/1/2047	4,595,000	4,887,381
Massachusetts St Gen. Oblig. 5% 7/1/2032	1,250,000	1,408,839
Massachusetts St Gen. Oblig. Series 2020 E, 5% 11/1/2050	220,000	225,993
Massachusetts St Gen. Oblig. Series 2020C, 3% 3/1/2047	2,000,000	1,595,968
Massachusetts St Gen. Oblig. Series 2020C, 3% 3/1/2049	1,660,000	1,282,554
Massachusetts St Gen. Oblig. Series 2022B, 3% 2/1/2048	2,000,000	1,566,167
Massachusetts St Gen. Oblig. Series 2024 H, 5% 12/1/2036	2,100,000	2,395,999
Massachusetts St Gen. Oblig. Series 2024 H, 5% 12/1/2045	5,150,000	5,556,100
Massachusetts St Gen. Oblig. Series 2025 C, 5% 6/1/2043	7,500,000	8,258,945
Massachusetts St Gen. Oblig. Series 2026C, 5% 2/1/2051	10,000,000	10,490,934
Somerville MA Series 2020, 2.125% 10/15/2039	1,125,000	905,876
Stoneham Mass Series 2022, 2.25% 1/15/2040	500,000	407,247
Stoneham Mass Series 2022, 2.25% 1/15/2041	3,630,000	2,889,770
Worcester MA Gen. Oblig. Series 2022, 3% 2/1/2037 (Assured Guaranty Inc Insured)	250,000	236,729
TOTAL GENERAL OBLIGATIONS		47,683,132
Health Care - 0.5%
Massachusetts Dev Fin Agy Sr Living Rev (Care Communities LLC Proj.) Series 2025 A 1, 6.5% 7/15/2060 (c)	7,475,000	7,621,253
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) Series 2018 J 2, 5% 7/1/2053	1,850,000	1,833,039
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) Series 2019 K, 5% 7/1/2026	70,000	70,115
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) Series 2019 K, 5% 7/1/2027	85,000	86,930
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) Series 2019 K, 5% 7/1/2031	240,000	254,052
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) Series 2019 K, 5% 7/1/2032	240,000	253,494
Massachusetts Development Finance Agency (Boston Medical Center Proj.) 4.375% 7/1/2052	1,600,000	1,400,799
Massachusetts Development Finance Agency (Childrens Hospital, Ma Proj.) Series 2024 U 2, 2.8% 3/1/2048, LOC TD Bank NA VRDN (g)	1,800,000	1,800,000
Massachusetts Development Finance Agency (Mass General Brigham Inc Proj.) Series 2024 E 1, 2.8% 7/1/2052 (Liquidity Facility JPMorgan Chase Bank NA) VRDN (g)	1,900,000	1,900,000
Massachusetts Development Finance Agency (Tufts Medicine Proj.) Series 2019 A, 5% 7/1/2039	395,000	397,185
Massachusetts Development Finance Agency (Tufts Medicine Proj.) Series 2019 A, 5% 7/1/2044	465,000	465,212
Massachusetts Development Finance Agency (Tufts Medicine Proj.) Series 2020 C, 4% 10/1/2045 (Assured Guaranty Inc Insured)	400,000	366,654
Massachusetts Development Finance Agency (Tufts Medicine Proj.) Series 2020 C, 5% 10/1/2032 (Assured Guaranty Inc Insured)	180,000	194,949
Massachusetts Development Finance Agency (Tufts Medicine Proj.) Series 2020 C, 5% 10/1/2033 (Assured Guaranty Inc Insured)	110,000	118,322
Massachusetts Development Finance Agency (University of Mass Hlth Cr Inc Proj.) 4% 7/1/2044	680,000	607,237
Massachusetts Development Finance Agency 4% 9/1/2048	335,000	295,662
Massachusetts Development Finance Agency 5.25% 1/1/2050	655,000	617,360
Massachusetts Development Finance Agency Series 2018 J 1, 5% 7/1/2048	640,000	641,251
Massachusetts Development Finance Agency Series 2018, 5% 11/15/2038 (c)	380,000	389,840
Massachusetts Development Finance Agency Series 2018, 5.125% 11/15/2046 (c)	920,000	931,435
Massachusetts Development Finance Agency Series 2019 A, 4% 7/1/2044	475,000	413,311
Massachusetts Development Finance Agency Series 2021, 5% 7/1/2041 (c)	300,000	285,885
Massachusetts Development Finance Agency Series 2022, 5.125% 1/1/2040	405,000	407,874
Massachusetts St Dev Fin Agy Rev (Mass General Brigham Inc Proj.) 5% 7/1/2032	270,000	278,532
Massachusetts St Dev Fin Agy Rev (Mass General Brigham Inc Proj.) 5% 7/1/2034	510,000	524,889
Massachusetts St Dev Fin Agy Rev (Newbridge On The Charles Proj.) 5% 10/1/2047 (c)	475,000	475,108
Massachusetts St Dev Fin Agy Rev (Newbridge On The Charles Proj.) 5% 10/1/2057 (c)	4,315,000	4,153,288
Massachusetts St Dev Fin Agy Rev (Tufts Medicine Proj.) Series 2013G, 5% 7/1/2037	570,000	559,858
Massachusetts St Dev Fin Agy Rev (University of Mass Hlth Cr Inc Proj.) 5% 7/1/2031	205,000	205,269
Massachusetts St Dev Fin Agy Rev (University of Mass Hlth Cr Inc Proj.) 5% 7/1/2038	275,000	276,535
Massachusetts St Dev Fin Agy Rev (University of Mass Hlth Cr Inc Proj.) 5% 7/1/2046	465,000	464,970
Massachusetts St Dev Fin Agy Rv (Beth Israel Lahey Health Proj.) Series N, 5.5% 7/1/2050 (Assured Guaranty Inc Insured)	6,795,000	7,375,248
Massachusetts St Dev Fin Agy Rv (Beth Israel Lahey Health Proj.) Series N, 5.5% 7/1/2055 (Assured Guaranty Inc Insured)	7,150,000	7,652,802
Massachusetts St Dev Fin Agy Rv (Mass General Brigham Inc Proj.) Series 2026G1, 2.8% 7/1/2061 (Liquidity Facility JPMorgan Chase Bank NA) VRDN (g)	8,500,000	8,500,001
Massachusetts St Dev Fin Agy Rv Series 2026F, 5% 7/1/2046	1,250,000	1,329,765
Massachusetts St Dev Fin Agy Rv Series 2026Q, 5.5% 12/1/2051	2,250,000	2,415,202
Massachusetts St Dev Fin Agy Rv Series N, 5.5% 7/1/2055	2,795,000	2,991,825
TOTAL HEALTH CARE		58,555,151
Housing - 0.0%
Massachusetts Development Finance Agency Series 2018, 5% 10/1/2048	350,000	318,958
Massachusetts Development Finance Agency Series 2018, 5% 10/1/2054	600,000	530,898
Massachusetts Housing Finance Agency Series 2020C 1, 2.45% 12/1/2045	1,800,000	1,291,537
Massachusetts St Hsg Fin Agy (Single Family Housing Revenue Proj.) Series 210, 3% 12/1/2036 (h)	960,000	847,228
Massachusetts St Hsg Fin Agy Series 218, 2.4% 6/1/2044	600,000	449,725
TOTAL HOUSING		3,438,346
Other - 0.1%
Marlborough Mass Series 2020, 2.125% 5/15/2035	1,465,000	1,300,274
Massachusetts Housing Finance Agency 5.111% 6/1/2066	7,030,000	7,126,199
Massachusetts St Dev Fin Agy Rv 4% 2/15/2036	1,400,000	1,512,753
Massachusetts St Dev Fin Agy Rv 5.25% 7/1/2045	320,000	334,089
Massachusetts St Dev Fin Agy Rv 5.25% 7/1/2050	225,000	228,956
Massachusetts St Dev Fin Agy Rv 5.25% 7/1/2055	210,000	212,542
Massachusetts St Dev Fin Agy Rv Series 2025, 5.5% 6/1/2050	1,000,000	1,055,502
TOTAL OTHER		11,770,315
Special Tax - 0.1%
Mass Bay Tran Auth Sls Tax 5% 7/1/2040	2,000,000	2,067,532
Mass Bay Tran Auth Sls Tax Series 2016, 0% 7/1/2031 (b)	2,570,000	2,191,653
Mass Bay Tran Auth Sls Tax Series 2021 A 1, 5% 7/1/2034	2,640,000	2,895,820
Mass Bay Tran Auth Sls Tax Series 2023 A SUB A 1, 5.25% 7/1/2053	1,140,000	1,199,836
Mass Bay Tran Auth Sls Tax Series 2024 B, 5.25% 7/1/2054	4,400,000	4,655,046
Massachusetts St Transn Fd Rev Series 2021 B, 5% 6/1/2037	3,900,000	4,050,653
Massachusetts St Transn Fd Rev Series 2025A, 5% 6/1/2055	4,000,000	4,148,894
TOTAL SPECIAL TAX		21,209,434
Transportation - 0.2%
Massachusetts Port Auth Spl Fac Rev (Bosfuel Corporation Proj.) Series 2019 A, 5% 7/1/2035 (h)	105,000	109,573
Massachusetts Port Auth Spl Fac Rev (Bosfuel Corporation Proj.) Series 2019 A, 5% 7/1/2036 (h)	210,000	218,574
Massachusetts Port Auth Spl Fac Rev (Bosfuel Corporation Proj.) Series 2019 A, 5% 7/1/2037 (h)	305,000	316,491
Massachusetts St Port Auth Rev 5% 7/1/2041 (h)	4,915,000	5,159,224
Massachusetts St Port Auth Rev 5% 7/1/2046 (h)	2,680,000	2,747,106
Massachusetts St Port Auth Rev 5% 7/1/2051 (h)	6,355,000	6,419,436
Massachusetts St Port Auth Rev Series 2016A, 5% 7/1/2033	255,000	255,497
Massachusetts St Port Auth Rev Series 2016A, 5% 7/1/2034	130,000	130,243
Massachusetts St Port Auth Rev Series 2016A, 5% 7/1/2038	190,000	190,304
Massachusetts St Port Auth Rev Series 2019 A, 5% 7/1/2034 (h)	1,005,000	1,052,757
Massachusetts St Port Auth Rev Series 2019 A, 5% 7/1/2035 (h)	1,000,000	1,045,130
Massachusetts St Port Auth Rev Series 2019 A, 5% 7/1/2036 (h)	170,000	177,158
Massachusetts St Port Auth Rev Series 2019 A, 5% 7/1/2037 (h)	835,000	868,262
Massachusetts St Port Auth Rev Series 2019 A, 5% 7/1/2038 (h)	1,045,000	1,084,354
Massachusetts St Port Auth Rev Series 2019 A, 5% 7/1/2039 (h)	1,700,000	1,760,419
Massachusetts St Port Auth Rev Series 2019 A, 5% 7/1/2040 (h)	1,355,000	1,400,333
Massachusetts St Port Auth Rev Series 2021 E, 5% 7/1/2037 (h)	2,895,000	3,080,021
Massachusetts St Port Auth Rev Series B, 4% 7/1/2046 (h)	2,500,000	2,322,203
TOTAL TRANSPORTATION		28,337,085
Water & Sewer - 0.1%
Boston MA Wtr & Swr Commn Series 2016B, 3% 11/1/2041	2,500,000	2,228,816
Massachusetts Clean Water Trust/The Series 2023, 5% 2/1/2034	1,800,000	2,036,868
Massachusetts Clean Water Trust/The Series 2023, 5% 2/1/2035	1,200,000	1,351,742
Massachusetts Clean Water Trust/The Series 23A, 5% 2/1/2039	1,965,000	2,114,698
Massachusetts Clean Water Trust/The Series 26A, 5% 2/1/2035	3,000,000	3,484,698
Massachusetts St Wtr Res Auth Series 2016C, 4% 8/1/2040	2,710,000	2,715,421
Massachusetts St Wtr Res Auth Series 2016D, 3% 8/1/2042	2,380,000	2,380,768
TOTAL WATER & SEWER		16,313,011
TOTAL MASSACHUSETTS		239,082,933
Michigan - 1.1%
Education - 0.1%
Detroit Svc Learning Academy Mich Pub Sch Academy Rev Series 2021, 4% 7/1/2041	250,000	221,650
Ivywood Classical Academy Mich Series 2023, 5.875% 1/1/2044	1,970,000	1,985,828
Michigan Finance Authority (Calvin University Proj.) 4% 9/1/2039	425,000	406,728
Michigan Finance Authority (Calvin University Proj.) 4% 9/1/2040	425,000	402,723
Michigan Finance Authority (Calvin University Proj.) 4% 9/1/2041	355,000	335,061
Michigan Finance Authority (Calvin University Proj.) 4% 9/1/2046	250,000	219,783
Michigan Finance Authority (Lawrence Technological University Proj.) Series 2017, 5.25% 2/1/2032	250,000	250,968
Michigan Finance Authority (University of Detroit Mercy Proj.) Series 2023, 5.25% 11/1/2039	1,500,000	1,568,061
Michigan Finance Authority (University of Detroit Mercy Proj.) Series 2023, 5.375% 11/1/2043	1,000,000	1,034,060
Michigan Finance Authority (University of Detroit Mercy Proj.) Series 2023, 5.5% 11/1/2048	5,300,000	5,408,221
Michigan Finance Authority Series 2015, 5% 12/1/2045	300,000	289,351
Northern MI Univ Revs Series 2025A, 5.5% 6/1/2050	975,000	1,048,041
Oakland Univ Mich Rev Series 2019, 5% 3/1/2031	35,000	36,946
Oakland Univ Mich Rev Series 2019, 5% 3/1/2032	40,000	42,051
Oakland Univ Mich Rev Series 2019, 5% 3/1/2033	40,000	41,898
Oakland Univ Mich Rev Series 2019, 5% 3/1/2034	45,000	46,962
Oakland Univ Mich Rev Series 2019, 5% 3/1/2035	45,000	46,830
Oakland Univ Mich Rev Series 2019, 5% 3/1/2036	50,000	51,875
Oakland Univ Mich Rev Series 2019, 5% 3/1/2037	60,000	62,073
Oakland Univ Mich Rev Series 2019, 5% 3/1/2038	85,000	87,798
Oakland Univ Mich Rev Series 2019, 5% 3/1/2039	60,000	61,920
Oakland Univ Mich Rev Series 2019, 5% 3/1/2040	720,000	741,935
Oakland Univ Mich Rev Series 2019, 5% 3/1/2041	760,000	782,737
University MI Univ Revs Series 2020 A, 4% 4/1/2045	1,060,000	1,055,994
TOTAL EDUCATION		16,229,494
Electric Utilities - 0.0%
Michigan Fin Auth Act 38 Facs Sr Rev (Provident Grp Hfh Energy LLC Proj.) Series 2024, 4.375% 2/28/2054	335,000	308,971
Michigan Fin Auth Act 38 Facs Sr Rev (Provident Grp Hfh Energy LLC Proj.) Series 2024, 5.5% 2/28/2057	2,405,000	2,473,608
TOTAL ELECTRIC UTILITIES		2,782,579
General Obligations - 0.1%
Detroit MI Gen. Oblig. 5% 4/1/2027	235,000	238,128
Detroit MI Gen. Oblig. 5% 4/1/2037	295,000	301,767
Detroit MI Gen. Oblig. Series 2020, 5.5% 4/1/2032	175,000	188,805
Detroit MI Gen. Oblig. Series 2020, 5.5% 4/1/2034	95,000	101,952
Detroit MI Gen. Oblig. Series 2020, 5.5% 4/1/2036	130,000	138,845
Detroit MI Gen. Oblig. Series 2020, 5.5% 4/1/2038	290,000	307,975
Detroit MI Gen. Oblig. Series 2020, 5.5% 4/1/2040	205,000	216,414
Detroit MI Gen. Oblig. Series 2020, 5.5% 4/1/2045	145,000	150,693
Detroit MI Gen. Oblig. Series 2020, 5.5% 4/1/2050	295,000	302,030
Detroit MI Gen. Oblig. Series 2021A, 5% 4/1/2046	500,000	509,537
Detroit MI Gen. Oblig. Series 2021A, 5% 4/1/2050	50,000	50,359
Detroit MI Gen. Oblig. Series 2023C, 6% 5/1/2043	1,250,000	1,392,138
Detroit MI Sch Dist Series 2020 A, 5% 5/1/2036	210,000	223,419
Detroit MI Sch Dist Series 2020 A, 5% 5/1/2037	230,000	243,844
Four Lakes Special Assessment District Series 2025, 5.25% 6/1/2050	6,700,000	6,951,929
Gerald R Ford Intl Arpt Auth Mich Rev (Kent Cnty MI Proj.) Series 2021, 5% 1/1/2051 (h)	265,000	268,010
Grand Rapids MI Pub Schs Series 2019, 5% 11/1/2026 (Assured Guaranty Inc Insured)	60,000	60,532
Kalamazoo MI Econ Dev Corp Series 2026A, 6.25% 8/15/2061 (c)	1,140,000	1,164,442
Michigan St Bldg Auth Rev (State of Michigan Proj.) Series 2022 I, 4% 10/15/2052	370,000	330,727
Portage MI Pub Schs 5% 11/1/2030	345,000	345,882
Portage MI Pub Schs 5% 11/1/2033	55,000	55,074
Portage MI Pub Schs 5% 11/1/2036	100,000	100,105
Portage MI Pub Schs 5% 11/1/2037	55,000	55,053
TOTAL GENERAL OBLIGATIONS		13,697,660
Health Care - 0.2%
Calhoun Cnty Mich Hosp Fin Auth Rev Series 2016, 5% 2/15/2037	140,000	140,316
Calhoun Cnty Mich Hosp Fin Auth Rev Series 2016, 5% 2/15/2041	800,000	787,437
Calhoun Cnty Mich Hosp Fin Auth Rev Series 2016, 5% 2/15/2047	2,235,000	2,083,739
Flint MI Hosp Bldg Auth Rev (Hurley Medical Center, MI Proj.) Series 2020, 4% 7/1/2041	70,000	64,868
Flint MI Hosp Bldg Auth Rev (Hurley Medical Center, MI Proj.) Series 2020, 5% 7/1/2026	25,000	25,006
Flint MI Hosp Bldg Auth Rev (Hurley Medical Center, MI Proj.) Series 2020, 5% 7/1/2027	40,000	40,456
Flint MI Hosp Bldg Auth Rev (Hurley Medical Center, MI Proj.) Series 2020, 5% 7/1/2028	60,000	61,335
Grand Parids MI Edc Edr Series 2017 A, 5% 11/1/2032	300,000	301,626
Grand Parids MI Edc Edr Series 2017 A, 5% 11/1/2037	165,000	165,016
Grand Parids MI Edc Edr Series 2017 A, 5% 11/1/2047	390,000	349,650
Grand Parids MI Edc Edr Series 2017 A, 5% 11/1/2052	165,000	142,106
Grand Rapids MI Eda Calder (Beacon Hill At Eastgate Proj.) Series 2025 A, 6% 11/1/2050	240,000	241,045
Grand Rapids MI Eda Calder (Beacon Hill At Eastgate Proj.) Series 2025 A, 6.125% 11/1/2060	5,230,000	5,252,140
Grand Traverse Cnty MI Hosp (Munson Healthcare Proj.) 3% 7/1/2051	1,625,000	1,171,068
Grand Traverse Cnty MI Hosp (Munson Healthcare Proj.) Series 2019C, 2.8% 7/1/2041, LOC PNC Bank NA VRDN (g)	5,000,000	5,000,000
Kentwood Mich Economic Dev (Holland Home of Grand Rapids Proj.) Series 2022, 4% 11/15/2031	225,000	224,835
Kentwood Mich Economic Dev (Holland Home of Grand Rapids Proj.) Series 2022, 4% 11/15/2043	365,000	327,070
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) 5% 11/15/2034	950,000	956,123
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) 5% 11/15/2041	520,000	522,469
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) Series 2016, 5% 11/15/2026	55,000	55,500
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) Series 2016, 5% 11/15/2037	1,030,000	1,035,371
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) Series 2019A, 4% 11/15/2050	785,000	671,924
Michigan Fin Auth Rev (Mclaren Hlth Care Corp Proj.) 1.2% tender 10/15/2030 (g)	540,000	515,919
Michigan Fin Auth Rev (Mclaren Hlth Care Corp Proj.) Series 2015 D2, 1.2% tender 10/15/2038 (g)	680,000	649,676
Michigan Fin Auth Rev (Mclaren Hlth Care Corp Proj.) Series 2015B, 5% 5/15/2035	1,475,000	1,479,580
Michigan Fin Auth Rev (Mclaren Hlth Care Corp Proj.) Series 2019 A, 4% 2/15/2044	4,500,000	4,255,971
Michigan Fin Auth Rev (Mclaren Hlth Care Corp Proj.) Series 2019 A, 5% 2/15/2037	410,000	425,578
Michigan Fin Auth Rev (Mclaren Hlth Care Corp Proj.) Series 2019 A, 5% 2/15/2038	590,000	610,963
Michigan Fin Auth Rev (Mclaren Hlth Care Corp Proj.) Series 2019 A, 5% 2/15/2039	2,950,000	3,043,799
Michigan Fin Auth Rev (Trinity Health Corp Proj.) Series 2016 MI, 4% 12/1/2045	1,000,000	928,867
Michigan Fin Auth Rev (Trinity Health Proj.) Series 2017 MI, 5% 12/1/2030	210,000	214,484
Michigan Fin Auth Rev (Trinity Health Proj.) Series 2017 MI, 5% 12/1/2031	425,000	433,606
Michigan Fin Auth Rev (Trinity Health Proj.) Series 2019 A, 4% 12/1/2049	50,000	43,848
Michigan Fin Auth Rev (Trinity Health Proj.) Series 2022 MI A, 5% 12/1/2032	1,705,000	1,863,476
Michigan Fin Auth Rev (Trinity Health Proj.) Series MI 2019 A, 3% 12/1/2049	1,715,000	1,255,226
Michigan Fin Auth Rev (Trinity Health Proj.) Series MI 2019 A, 5% 12/1/2041	540,000	561,270
Michigan Finance Authority Series 2019A, 4% 11/15/2050	300,000	260,768
Michigan St Hosp Fin Auth Rev (Trinity Health Proj.) Series 2008C, 5% 12/1/2032	175,000	180,067
Saginaw MI Hosp Fin Auth Hosp Series 2026L, 5.25% 7/1/2051	2,965,000	3,102,391
TOTAL HEALTH CARE		39,444,589
Housing - 0.1%
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) 3.5% 12/1/2050	185,000	184,610
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) Series 2023A, 4.7% 12/1/2043	750,000	761,619
Michigan Hsg Dev Auth Rent Hsg Rev (Rental Hsg Rev Bonds 11/15/1990 Proj.) Series 2021 A, 2.45% 10/1/2046	1,710,000	1,206,166
Michigan Hsg Dev Auth Rent Hsg Rev (Rental Hsg Rev Bonds 11/15/1990 Proj.) Series 2023 A, 5.15% 10/1/2058	2,945,000	2,998,037
Michigan Hsg Dev Auth Rent Hsg Rev (Rental Hsg Rev Bonds 11/15/1990 Proj.) Series 2024A, 4.75% 10/1/2059	5,480,000	5,456,519
Michigan Hsg Dev Auth Rent Hsg Rev Series 2022A, 4.35% 10/1/2047	1,500,000	1,463,043
Michigan Hsg Dev Rental Hsg Series 2014A, 4.625% 10/1/2039	1,000,000	1,000,429
TOTAL HOUSING		13,070,423
Industrial Development - 0.0%
Michigan St Strategic Fd Ltd Oblig Rev Series 2018, 4.125% 6/30/2035 (Assured Guaranty Inc Insured) (h)	1,030,000	1,026,906
Other - 0.0%
Kentwood Mich Economic Dev Series 2019, 5% 11/15/2041	250,000	251,760
Michigan Finance Authority Series 2025, 5.5% 12/1/2045	2,635,000	2,861,437
Michigan Hsg Dev Auth Rent Hsg Rev Series 2023 A, 3.75% 4/1/2027	965,000	965,031
TOTAL OTHER		4,078,228
Special Tax - 0.1%
County of Jackson MI Series 2019, 4% 5/1/2032 (Build America Mutual Assurance Co Insured)	120,000	123,391
County of Jackson MI Series 2019, 4% 5/1/2033 (Build America Mutual Assurance Co Insured)	125,000	128,124
Michigan Fin Auth Rev (Wayne Cnty MI Proj.) Series 2018, 4% 11/1/2048	350,000	316,694
Michigan St Trunk Line Fd 4% 11/15/2037	2,500,000	2,567,986
Michigan St Trunk Line Fd Series 2021 A, 4% 11/15/2044	1,500,000	1,480,547
Michigan St Trunk Line Fd Series 2023, 5.25% 11/15/2049	1,500,000	1,591,772
Michigan St Trunk Line Fd Series 2023, 5.5% 11/15/2049	4,500,000	4,840,524
TOTAL SPECIAL TAX		11,049,038
Tobacco Bonds - 0.0%
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) 4% 6/1/2049	715,000	611,634
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) Series 2020 A 2, 5% 6/1/2040	30,000	31,047
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) Series 2020 B, 0% 6/1/2045 (b)	1,700,000	457,606
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) Series 2020 B1 CL2, 5% 6/1/2049	95,000	95,000
Michigan Fin Auth Rev Series 2020 B 2 CL2, 0% 6/1/2065 (b)	10,950,000	1,125,267
Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev 0% 6/1/2046 (b)	10,005,000	1,423,098
Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev 0% 6/1/2052 (b)	3,830,000	485,938
Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev 0% 6/1/2058 (b)	5,030,000	88,385
TOTAL TOBACCO BONDS		4,317,975
Transportation - 0.1%
Michigan St Strategic Fd Ltd Oblig Rev (Oakland Corridor Partners LLC Proj.) Series 2018, 5% 12/31/2043 (h)	1,855,000	1,870,955
Michigan St Strategic Fd Ltd Oblig Rev (Oakland Corridor Partners LLC Proj.) Series 2018, 5% 6/30/2048 (h)	1,715,000	1,700,749
Wayne Cnty MI Arpt Auth Rev 4% 12/1/2034 (Assured Guaranty Inc Insured)	150,000	151,504
Wayne Cnty MI Arpt Auth Rev 4% 12/1/2035 (Assured Guaranty Inc Insured)	145,000	146,272
Wayne Cnty MI Arpt Auth Rev 5% 12/1/2028	35,000	36,160
Wayne Cnty MI Arpt Auth Rev 5% 12/1/2029 (h)	75,000	76,886
Wayne Cnty MI Arpt Auth Rev 5% 12/1/2030 (h)	85,000	87,071
Wayne Cnty MI Arpt Auth Rev 5% 12/1/2031 (h)	100,000	102,332
Wayne Cnty MI Arpt Auth Rev 5% 12/1/2032 (h)	80,000	81,782
Wayne Cnty MI Arpt Auth Rev 5% 12/1/2037	70,000	71,567
Wayne Cnty MI Arpt Auth Rev Series 2018 B, 5% 12/1/2048 (h)	705,000	707,210
Wayne Cnty MI Arpt Auth Rev Series 2018D, 5% 12/1/2029 (h)	565,000	590,649
Wayne Cnty MI Arpt Auth Rev Series 2023 E, 5% 12/1/2028 (Assured Guaranty Inc Insured) (h)	3,000,000	3,147,978
Wayne Cnty MI Arpt Auth Rev Series 2025 B, 5.75% 12/1/2050 (h)	2,615,000	2,834,072
Wayne Cnty MI Arpt Auth Rev Series A, 5% 12/1/2033	20,000	20,621
Wayne Cnty MI Arpt Auth Rev Series A, 5% 12/1/2034	85,000	87,539
Wayne Cnty MI Arpt Auth Rev Series A, 5% 12/1/2035	80,000	82,288
Wayne Cnty MI Arpt Auth Rev Series A, 5% 12/1/2037	30,000	30,773
Wayne Cnty MI Arpt Auth Rev Series B, 5% 12/1/2032 (h)	65,000	66,553
Wayne Cnty MI Arpt Auth Rev Series B, 5% 12/1/2034 (h)	75,000	76,576
Wayne Cnty MI Arpt Auth Rev Series B, 5% 12/1/2035 (h)	80,000	81,604
Wayne Cnty MI Arpt Auth Rev Series B, 5% 12/1/2037 (h)	100,000	101,784
Wayne Cnty MI Arpt Auth Rev Series B, 5% 12/1/2042 (h)	120,000	121,410
Wayne Cnty MI Arpt Auth Rev Series JRA, 4% 12/1/2033 (Assured Guaranty Inc Insured)	180,000	182,014
Wayne Cnty MI Arpt Auth Rev Series JRA, 5% 12/1/2029	30,000	30,941
Wayne Cnty MI Arpt Auth Rev Series JRA, 5% 12/1/2030	40,000	41,223
Wayne Cnty MI Arpt Auth Rev Series JRA, 5% 12/1/2031	45,000	46,329
Wayne Cnty MI Arpt Auth Rev Series JRA, 5% 12/1/2032	45,000	46,282
Wayne Cnty MI Arpt Rev Series 2017C, 5% 12/1/2037 (Assured Guaranty Inc Insured) (c)(h)	2,950,000	3,001,767
TOTAL TRANSPORTATION		15,622,891
Water & Sewer - 0.4%
Great Lakes Sewer Auth MI Series 2022A, 5.25% 7/1/2047	3,225,000	3,403,547
Great Lakes Sewer Auth MI Series 2022A, 5.25% 7/1/2052	1,170,000	1,219,582
Great Lakes Sewer Auth MI Series 2023 C, 5.25% 7/1/2048	1,375,000	1,460,005
Great Lakes Sewer Auth MI Series 2025 B, 5% 7/1/2035	6,435,000	7,311,862
Great Lakes Sewer Auth MI Series C, 5% 7/1/2036	1,055,000	1,056,923
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2022 A, 5.25% 7/1/2047	3,000,000	3,166,090
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2022 B, 5.5% 7/1/2052	4,130,000	4,346,235
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2023B, 5.25% 7/1/2048	2,250,000	2,389,100
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2025 A, 5% 7/1/2038	3,000,000	3,367,856
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2025 D, 5.25% 7/1/2041	3,405,000	3,811,345
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2026B, 5% 7/1/2046 (j)	1,300,000	1,389,549
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series A, 5% 7/1/2046	4,265,000	4,272,761
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series B, 5% 7/1/2046	2,725,000	2,729,966
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series D, 5% 7/1/2036	670,000	671,221
TOTAL WATER & SEWER		40,596,042
TOTAL MICHIGAN		161,915,825
Minnesota - 0.3%
Education - 0.0%
Bethel Minn Charter Sch Lease Rev Series 2024, 5% 7/1/2059	750,000	696,349
Deephaven Minn Charter Sch Lease Rev 6.125% 6/15/2061 (c)	1,200,000	1,060,623
Ham Lake Minn Charter Sch Lease Rev Series 2016 A, 5% 11/1/2047	250,000	242,986
Minneapolis Minn Charter Sch Lease Rev Series 2017 A, 5% 12/1/2047 (c)	300,000	270,883
Minnesota Higher Ed Facs Auth Rev (Augsburg College Proj.) Series 2016 A, 5% 5/1/2046	95,000	66,074
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2018A, 5% 10/1/2029	55,000	56,765
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2018A, 5% 10/1/2030	90,000	92,733
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2018A, 5% 10/1/2032	40,000	41,051
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2018A, 5% 10/1/2033	50,000	51,218
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2018A, 5% 10/1/2045	260,000	260,016
Minnesota St Office of Higher Ed Rev Series 2020, 2.65% 11/1/2038 (h)	485,000	450,874
St Paul Minn Hsg & Redev Authcharter Sch Lease Rev Series 2025, 5.5% 9/1/2055	425,000	420,137
St Paul Minn Hsg & Redev Authcharter Sch Lease Rev Series 2025, 5.625% 9/1/2065	455,000	448,235
Woodbury Minn Charter Sch Lease Rev Series 2021A, 4% 7/1/2041	120,000	103,647
Woodbury Minn Charter Sch Lease Rev Series 2021A, 4% 7/1/2051	95,000	71,536
Woodbury Minn Charter Sch Lease Rev Series 2021A, 4% 7/1/2056	80,000	57,317
Woodbury Minn Charter Sch Lease Rev Series 2025 A, 6% 7/1/2065	1,025,000	1,023,424
TOTAL EDUCATION		5,413,868
Escrowed/Pre-Refunded - 0.0%
Duluth Minn Indpt Sch Dist No 709 Ctfs Partn Series 2019 A, 4.2% 3/1/2034 (Pre-refunded to 3/1/2027 at 100)	65,000	65,677
General Obligations - 0.2%
Elk River MN Indp Sch Dist 728 Series 2020 A, 2.25% 2/1/2036	750,000	653,291
Elk River MN Indp Sch Dist 728 Series 2020 A, 2.5% 2/1/2038	1,735,000	1,495,330
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2020B, 4% 8/1/2041	75,000	75,461
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2020D, 4% 8/1/2038	135,000	136,421
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2020D, 4% 8/1/2040	145,000	145,960
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2020D, 4% 8/1/2041	95,000	95,548
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2020D, 4% 8/1/2043	110,000	110,097
Minnesota Municipal Gas Agency Series 2026A, 5% 9/1/2035 (Nomura Holdings Inc Guaranteed)	5,750,000	6,013,911
Moorhead Minn ISD No 152 Series 2020A, 2.5% 2/1/2038	1,780,000	1,515,716
Mounds View MN Indpt Sch Dist No 621 Series 2018 A, 3.55% 2/1/2038 (Minnesota St Guaranteed)	1,475,000	1,404,675
Sauk Rapids Minn Isd No 47 Series 2020A, 2.375% 2/1/2036 (Minnesota St Guaranteed)	2,720,000	2,376,932
Washington Cnty Minn Gen. Oblig. Series 2017 A, 2.25% 2/1/2028	1,000,000	983,481
White Bear Lk MN Indpt SD 624 Series 2020A, 2.5% 2/1/2039	1,345,000	1,122,513
White Bear Lk MN Indpt SD 624 Series 2020A, 3% 2/1/2043	750,000	637,131
TOTAL GENERAL OBLIGATIONS		16,766,467
Health Care - 0.1%
Deluth MN Clinic (Aspirus Wausau Hospital Inc Proj.) Series 2022B, 5.25% 6/15/2052	250,000	257,179
Deluth MN Clinic (Essentia Health Proj.) 5% 2/15/2043	540,000	546,449
Deluth MN Clinic (Essentia Health Proj.) 5% 2/15/2048	680,000	682,465
Deluth MN Clinic (Essentia Health Proj.) Series 2018 A, 4.25% 2/15/2043	595,000	581,842
Deluth MN Clinic (Essentia Health Proj.) Series 2018 A, 4.25% 2/15/2048	700,000	633,087
Deluth MN Clinic (Essentia Health Proj.) Series 2018 A, 5% 2/15/2053	650,000	650,187
Deluth MN Clinic (Essentia Health Proj.) Series 2018 A, 5.25% 2/15/2053	1,775,000	1,785,557
Duluth MN Economic Dev Auth Rev (Benedictine Health Center, MN Proj.) 4% 7/1/2031	215,000	210,050
Duluth MN Economic Dev Auth Rev (Benedictine Health Center, MN Proj.) 4% 7/1/2036	355,000	333,983
Duluth MN Economic Dev Auth Rev (Benedictine Health Center, MN Proj.) 4% 7/1/2041	145,000	127,912
Minnesota Agric & Ec Dev Brd (Healthpartners Oblig Group Pj Proj.) Series 2024, 5.25% 1/1/2054	1,000,000	1,027,163
Shakopee Minn Sr Hsg Rev (Benedictine Living Communities Proj.) Series 2025, 5.75% 11/1/2055	550,000	555,589
St Cloud Minn Health Care Rv (Centracare Health System Proj.) Series 2019, 4% 5/1/2049	230,000	208,629
TOTAL HEALTH CARE		7,600,092
Housing - 0.0%
Minneapolis MN Multifamily Rev Series 2019, 2.46% 1/1/2038 (Fannie Mae Guaranteed)	1,151,512	961,342
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2023 F, 5.75% 7/1/2053	360,000	380,887
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2023 R, 6.25% 7/1/2054	840,000	905,189
Minnesota Housing Finance Agency (MN Residential Hsg Proj.) Series 2024A, 6.25% 1/1/2054	885,000	954,225
TOTAL HOUSING		3,201,643
Lease Revenue - 0.0%
Rum River Special Education Cooperative Series 2025A, 5% 2/1/2040	385,000	392,959
Other - 0.0%
White Bear Lake Minn Rev (Ymca of The Greater Twin Cities Proj.) 5% 6/1/2027	30,000	30,451
Woodbury Minn Charter Sch Lease Rev 5.5% 6/1/2055 (c)	750,000	702,114
Woodbury Minn Charter Sch Lease Rev 5.5% 6/1/2063 (c)	1,000,000	917,761
TOTAL OTHER		1,650,326
Transportation - 0.0%
Minneapolis Met Airport Commis Series 2016 C, 5% 1/1/2041	320,000	322,674
Minneapolis Met Airport Commis Series 2016 C, 5% 1/1/2046	640,000	643,388
Minneapolis Met Airport Commis Series 2022B, 5% 1/1/2028 (h)	630,000	648,450
Minneapolis Met Airport Commis Series 2022B, 5% 1/1/2035 (h)	645,000	694,476
Minneapolis Met Airport Commis Series 2022B, 5% 1/1/2037 (h)	1,580,000	1,686,635
Minneapolis Met Airport Commis Series 2024B, 5.25% 1/1/2049 (h)	1,310,000	1,368,481
TOTAL TRANSPORTATION		5,364,104
TOTAL MINNESOTA		40,455,136
Mississippi - 0.1%
Electric Utilities - 0.0%
Mississippi Bus Fin Corp Rev Series 2021, 2.375% 6/1/2044	300,000	201,183
General Obligations - 0.1%
Medical Ctr Edl Bld Crp MS Rev Series 2023A, 4% 6/1/2048	2,820,000	2,649,370
Medical Ctr Edl Bld Crp MS Rev Series 2023A, 4% 6/1/2053	2,145,000	1,956,322
Mississippi Dev Bank Spl Oblg Series 2019, 5% 3/1/2048	850,000	858,557
TOTAL GENERAL OBLIGATIONS		5,464,249
Health Care - 0.0%
Mississippi Hosp Eq & Facs Aut (Baptist Memorial Hlth Car Corp Proj.) Series A, 5% 9/1/2046	405,000	403,757
Mississippi Hosp Eq & Facs Aut (North Mississippi Hlth Svcs Proj.) 5% 10/1/2026	40,000	40,220
Mississippi Hosp Eq & Facs Aut (North Mississippi Hlth Svcs Proj.) 5% 10/1/2028	65,000	67,617
Mississippi Hosp Eq & Facs Aut (North Mississippi Hlth Svcs Proj.) Series 2020 II, 5% tender 10/1/2040 (g)	40,000	40,379
Mississippi Hosp Eq & Facs Aut (North Mississippi Hlth Svcs Proj.) Series 2020 IV, 5% 10/1/2035	255,000	265,521
Mississippi Hosp Eq & Facs Aut (North Mississippi Hlth Svcs Proj.) Series 2020 IV, 5% 10/1/2039	180,000	184,820
Mississippi Hosp Eq & Facs Aut Series 2019A, 4% 1/1/2039	160,000	156,904
Mississippi Hosp Eq & Facs Aut Series 2019A, 4% 1/1/2040	90,000	87,438
TOTAL HEALTH CARE		1,246,656
Housing - 0.0%
Mississippi Home Corp Single Family Mtg Rev (Sf Mortgage 7/15/2009 Proj.) Series 2021 B, 5% 6/1/2027	510,000	521,429
Mississippi Home Corp Single Family Mtg Rev (Sf Mortgage 7/15/2009 Proj.) Series 2021 B, 5% 6/1/2028	40,000	41,699
Mississippi Home Corp Single Family Mtg Rev Series 2018 A, 4% 12/1/2044	90,000	90,431
Mississippi Home Corp Single Family Mtg Rev Series 2024 C, 5% 12/1/2039	1,125,000	1,211,935
Mississippi Home Corp Single Family Mtg Rev Series 2026A, 5.5% 6/1/2045	1,075,000	1,161,210
TOTAL HOUSING		3,026,704
Industrial Development - 0.0%
Mississippi Business Fin Corp Miss Gulf Opportunity Zone Indl Dev Rev (Chevron Corp New Proj.) 2.85% 11/1/2035 VRDN (g)	1,800,000	1,800,000
Mississippi Business Fin Corp Miss Gulf Opportunity Zone Indl Dev Rev 2.85% 11/1/2035 VRDN (g)	300,000	300,000
Warren Cnty Miss Gulf Opportunity Zone 4.2% 5/1/2034	2,000,000	2,077,561
TOTAL INDUSTRIAL DEVELOPMENT		4,177,561
Lease Revenue - 0.0%
County of Warren MS Series 2023, 6% 9/1/2053 (Build America Mutual Assurance Co Insured)	1,020,000	1,095,439
Other - 0.0%
Mississippi Home Corp Multifam Series 06FN Class PT, 4.55% 4/1/2042	995,000	1,005,667
Special Tax - 0.0%
Mississippi Dev Bank Series 2010A, 5.25% 1/1/2034	125,000	132,640
Mississippi Dev Bank Spl Obl Series 2020, 5% 9/1/2026	205,000	205,609
TOTAL SPECIAL TAX		338,249
Water & Sewer - 0.0%
Mississippi Dev Bank Spl Oblig Series 2013, 6.75% 12/1/2030 (Assured Guaranty Inc Insured)	240,000	243,513
Mississippi Dev Bank Spl Oblig Series 2013, 6.875% 12/1/2040 (Assured Guaranty Inc Insured)	105,000	106,719
TOTAL WATER & SEWER		350,232
TOTAL MISSISSIPPI		16,905,940
Missouri - 0.5%
Education - 0.0%
Missouri Hlth & Edl Facs Rev (St Louis University Proj.) 2.8% 10/1/2035, LOC Wells Fargo Bank NA VRDN (g)	300,000	300,000
Missouri Hlth & Edl Facs Rev Series 2019A, 5% 6/15/2045	250,000	243,288
TOTAL EDUCATION		543,288
General Obligations - 0.1%
Jackson Cnty MO Spl Oblig Series 2032 A, 5.25% 12/1/2058	3,750,000	3,881,993
Kansas City MO Indl Dev Auth Arpt Spl Oblig (Kansas City Missouri Proj.) Series 2019 B, 5% 3/1/2037 (h)	1,085,000	1,119,295
Kansas Ind Dev Auth 6% 1/1/2048 (c)	2,050,000	2,100,792
Kearney MO Gen. Oblig. 2% 3/1/2040	1,450,000	1,071,673
Platte Cnty MO Sch Dist Park Hill Series 2017, 3.3% 3/1/2035	2,015,000	1,967,644
St Louis MO Mun Fn Crp Lsehld (St Louis MO Proj.) Series 2020, 5% 10/1/2049 (Assured Guaranty Inc Insured)	635,000	647,858
TOTAL GENERAL OBLIGATIONS		10,789,255
Health Care - 0.2%
Cape Girardeau Cnty MO Indl Dev Auth Health Care Facs Rev (Mercy Health Proj.) Series 2021, 4% 3/1/2046	240,000	227,460
Cape Girardeau Cnty MO Indl Dev Auth Health Care Facs Rev (Mercy Health Proj.) Series A, 5% 3/1/2029	80,000	81,202
Cape Girardeau Cnty MO Indl Dev Auth Health Care Facs Rev (Mercy Health Proj.) Series A, 5% 3/1/2030	85,000	86,275
Cape Girardeau Cnty MO Indl Dev Auth Health Care Facs Rev (Mercy Health Proj.) Series A, 5% 3/1/2031	200,000	202,833
Cape Girardeau Cnty MO Indl Dev Auth Health Care Facs Rev (Mercy Health Proj.) Series A, 5% 3/1/2036	390,000	393,688
Kirkwood MO Indl Dev Auth Retirement Cmnty Rev Series 2017 A, 5.25% 5/15/2037	280,000	281,701
Kirkwood MO Indl Dev Auth Retirement Cmnty Rev Series 2017 A, 5.25% 5/15/2042	240,000	240,585
Missouri Hlth & Edl Facs Rev (Bjc Health System Proj.) Series 2017 D, 4% tender 1/1/2058 (g)	1,560,000	1,405,412
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) 3.125% 2/1/2027	140,000	140,006
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) 3.25% 2/1/2028	140,000	140,015
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) 5% 2/1/2034	175,000	175,199
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) 5% 6/1/2031	675,000	705,343
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) Series 2020, 3% 6/1/2053	2,000,000	1,396,698
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) Series 2020, 4% 6/1/2053	1,400,000	1,227,394
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) Series 2023, 5% 12/1/2052	1,400,000	1,440,118
Missouri Hlth & Edl Facs Rev (Mosaic Health Proj.) Series 2019A, 4% 2/15/2049	1,065,000	928,673
Missouri Hlth & Edl Facs Rev (Mosaic Health Proj.) Series 2019A, 4% 2/15/2054	970,000	820,341
Missouri Hlth & Edl Facs Rev (St Lukes Hospital,Kan City, MO Proj.) Series 2018A, 4% 11/15/2048	1,060,000	960,019
Missouri Hlth & Edl Facs Rev Series 2019A, 4% 2/15/2044	490,000	457,878
Missouri Hlth & Edl Facs Rev Series 2023, 5.5% 12/1/2048	4,505,000	4,784,594
Missouri St Health & Edl Facs (Lutheran Senior Services Proj.) Series 2019 A, 5% 2/1/2042	675,000	685,106
Missouri St Health & Edl Facs Series 2016 B, 5% 2/1/2035	155,000	155,119
Missouri St Health & Edl Facs Series 2016 B, 5% 2/1/2046	915,000	915,049
Missouri St Health & Edl Facs Series 2021, 4% 2/1/2042	250,000	233,148
Phelps Cnty MO Hosp Rev Series 2025, 5.75% 12/1/2045	1,045,000	1,128,048
Phelps Cnty MO Hosp Rev Series 2025, 6% 12/1/2055	1,975,000	2,087,077
St Louis Cnty MO Indl Dev Auth Health Facs Rev Series 2015 A, 5% 8/15/2030	165,000	165,021
St Louis Cnty MO Indl Dev Auth Health Facs Rev Series 2015 A, 5% 8/15/2035	95,000	94,328
St Louis Cnty MO Indl Dev Auth Health Facs Rev Series 2015 A, 5.125% 8/15/2045	295,000	270,385
St Louis Cnty MO Indl Dev Auth Sr Living Facs Rev (Friendship Village of West County Proj.) Series 2017, 5% 9/1/2048	2,140,000	2,111,637
St Louis Cnty MO Indl Dev Auth Sr Living Facs Rev (Friendship Village of West County Proj.) Series 2018A, 5% 9/1/2038	890,000	905,672
St Louis Cnty MO Indl Dev Auth Sr Living Facs Rev (Friendship Village of West County Proj.) Series 2018A, 5.125% 9/1/2048	2,755,000	2,756,242
St Louis Cnty MO Indl Dev Auth Sr Living Facs Rev Series 2015 A, 5% 12/1/2035	280,000	280,089
St Louis Cnty MO Indl Dev Auth Sr Living Facs Rev Series 2015 A, 5.125% 12/1/2045	545,000	544,975
TOTAL HEALTH CARE		28,427,330
Housing - 0.2%
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2019B, 4% 5/1/2050	60,000	60,393
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2020 A, 2.55% 11/1/2040	1,725,000	1,415,971
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2021 A, 3% 5/1/2052	1,100,000	1,081,548
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2023 E, 6.5% 5/1/2054	1,055,000	1,178,706
Missouri St Hsg Dev Com Sf Mtg 2.25% 11/1/2040	2,070,000	1,652,464
Missouri St Hsg Dev Com Sf Mtg 4.25% 5/1/2049	290,000	291,492
Missouri St Hsg Dev Com Sf Mtg Series 2019A, 4.25% 5/1/2047	215,000	216,645
Missouri St Hsg Dev Commn Single Family Mtg Rev (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2025F, 4.9% 11/1/2045	1,775,000	1,831,124
Missouri St Hsg Dev Commn Single Family Mtg Rev (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2025F, 6% 5/1/2056	2,490,000	2,734,726
TOTAL HOUSING		10,463,069
Industrial Development - 0.0%
Kansas City MO Ld Clearance Redev Auth Proj Rev Series 2018 B, 5% 2/1/2040 (c)	300,000	301,992
St Louis MO Indl Dev Auth Fing Rev Series A, 3.875% 11/15/2029	125,000	120,893
St Louis MO Indl Dev Auth Fing Rev Series A, 4.375% 11/15/2035	1,010,000	954,132
St Louis MO Indl Dev Auth Fing Rev Series A, 4.75% 11/15/2047	1,145,000	980,495
TOTAL INDUSTRIAL DEVELOPMENT		2,357,512
Lease Revenue - 0.0%
Missouri Dev Fin Brd Infrastructure Fac Rev Series 2021, 4% 3/1/2036	255,000	247,226
Missouri Dev Fin Brd Infrastructure Fac Rev Series 2021, 4% 3/1/2037	80,000	76,577
Missouri Dev Fin Brd Infrastructure Fac Rev Series 2021, 4% 3/1/2041	100,000	90,583
Missouri Dev Fin Brd Infrastructure Fac Rev Series 2021, 4% 3/1/2051	290,000	231,096
St Louis MO Ld Clearance Redev Auth Annual Appropriation Redev Rev Series 2022C, 5% 6/1/2041	1,750,000	1,762,484
TOTAL LEASE REVENUE		2,407,966
Other - 0.0%
Maryland Heights MO Indl Dev Auth Rev Series 2018 A, 5% 3/15/2049	250,000	183,376
Missouri Dev Fin Brd Infrastructure Fac Rev 5.5% 12/1/2050	1,050,000	1,116,538
Missouri St Env Imp Env Impt Series 1998C, 2.75% 9/1/2033	1,000,000	921,001
Normandy Schs Collaborative Mont Executive Governing Brd St Louis Cnty 2% 3/1/2041	1,400,000	994,227
Platte Cnty MO Reorg Sch Dist No R 3 Series 2025, 6.25% 3/1/2042	1,005,000	1,177,661
Poplar Bluff MO Regl Transn Dev Dist Transn Sales Tax Rev Series 2023B, 4% 12/1/2037	295,000	283,832
Taney Cnty MO Indl Dev Auth Sales Tax Rev Series 2023, 6% 10/1/2049 (c)	775,000	777,865
TOTAL OTHER		5,454,500
Resource Recovery - 0.0%
Missouri St Env Imp Env Impt Series 1998 A, 2.9% 9/1/2033	1,070,000	1,008,701
Missouri St Env Imp Env Impt Series 1998 B, 2.9% 9/1/2033	1,000,000	942,711
TOTAL RESOURCE RECOVERY		1,951,412
Special Tax - 0.0%
Conley Rd Transn Dev Dist MO Transn Sales Tax Rev Series 2017, 5.375% 5/1/2047	245,000	245,056
Plaza at Noah's Ark Community Improvement District Series 2021, 3% 5/1/2030	65,000	62,760
Plaza at Noah's Ark Community Improvement District Series 2021, 3.125% 5/1/2035	45,000	41,014
Poplar Bluff MO Tax Increment Rev Series 2026 A, 4.5% 11/1/2035	405,000	405,223
St Louis MO Indl Dev Auth Tax Increment & Spl Dist Rev Series 2024A, 5.75% 6/15/2054	305,000	309,451
St Louis MO Ld Clearance Redev Auth Annual Appropriation Redev Rev (Missouri St Proj.) 5.375% 6/1/2043	2,060,000	2,064,777
St Louis MO Ld Clearance Redev Auth Annual Appropriation Redev Rev (St Louis MO Proj.) 5.125% 6/1/2046	650,000	646,961
TOTAL SPECIAL TAX		3,775,242
Transportation - 0.0%
Kansas City MO Indl Dev Auth Arpt Spl Oblig (Kansas City MO Arpt Rev Proj.) Series 2019 B, 5% 3/1/2038 (h)	355,000	365,499
Kansas City MO Indl Dev Auth Arpt Spl Oblig (Kansas City MO Arpt Rev Proj.) Series 2019 B, 5% 3/1/2046 (h)	3,170,000	3,199,212
Kansas City MO Indl Dev Auth Arpt Spl Oblig (Kansas City MO Arpt Rev Proj.) Series 2019 B, 5% 3/1/2055 (Assured Guaranty Inc Insured) (h)	1,210,000	1,213,435
St Louis MO Arpt Rev 5.25% 7/1/2026 (Assured Guaranty Inc Insured)	350,000	350,683
St Louis MO Arpt Rev Series 2019 A, 5% 7/1/2049	65,000	65,464
St Louis MO Arpt Rev Series 2019C, 5% 7/1/2027	155,000	158,619
St Louis MO Arpt Rev Series 2024B, 5.25% 7/1/2054 (Assured Guaranty Inc Insured) (h)	480,000	494,873
TOTAL TRANSPORTATION		5,847,785
Water & Sewer - 0.0%
Kansas City MO Santn Swr Sys Rev Series 2018 B, 5% 1/1/2028	30,000	31,129
Kansas City MO Santn Swr Sys Rev Series 2018 B, 5% 1/1/2033	25,000	25,779
Kansas City MO Wtr Rev 4% 12/1/2032	45,000	47,188
Kansas City MO Wtr Rev 4% 12/1/2034	25,000	26,037
Kansas City MO Wtr Rev 4% 12/1/2036	45,000	46,368
Kansas City MO Wtr Rev 4% 12/1/2037	30,000	30,753
Kansas City MO Wtr Rev 4% 12/1/2039	70,000	71,278
Kansas City MO Wtr Rev 4% 12/1/2040	30,000	30,429
Kansas City MO Wtr Rev 5% 12/1/2028	35,000	37,075
Kansas City MO Wtr Rev 5% 12/1/2029	20,000	21,598
Kansas City MO Wtr Rev 5% 12/1/2030	40,000	43,875
Kansas City MO Wtr Rev 5% 12/1/2035	40,000	43,164
TOTAL WATER & SEWER		454,673
TOTAL MISSOURI		72,472,032
Montana - 0.0%
Health Care - 0.0%
City of Kalispell MT Series 2017 A, 5.25% 5/15/2037	95,000	95,313
City of Kalispell MT Series 2017 A, 5.25% 5/15/2047	1,020,000	958,818
City of Kalispell MT Series 2017 A, 5.25% 5/15/2052	1,060,000	960,938
Montana Fac Fin Auth Health Facs Rev (Bozeman Health Proj.) Series 2021 A, 3% 6/1/2050	1,750,000	1,258,445
Montana Facility Finance Authority Series 2018 B, 5% 7/1/2048	300,000	301,713
TOTAL HEALTH CARE		3,575,227
Housing - 0.0%
Montana St Brd Hsg Single Family Mtg (MT Single Family Proj.) Series 2019B, 4% 6/1/2050	50,000	50,444
Industrial Development - 0.0%
Forsyth MT Pollution Ctl Rev Series 2023, 3.875% 7/1/2028	560,000	567,974
Other - 0.0%
Gallatin Cnty Mont Indl Dev Rev (Bozeman Fiber Proj.) Series 2021A, 4% 10/15/2051 (c)	305,000	192,971
Gallatin Cnty Mont Indl Dev Rev 0% 10/15/2055 (c)(i)	275,000	228,513
Montana St Brd Hsg Single Family Mtg 6.25% 6/1/2054	970,000	1,043,425
TOTAL OTHER		1,464,909
TOTAL MONTANA		5,658,554
Nebraska - 0.4%
Education - 0.0%
Douglas Cnty Neb Edl Facs Rev (Creighton University Proj.) Series 2017, 4% 7/1/2033	45,000	45,180
Douglas Cnty Neb Edl Facs Rev (Creighton University Proj.) Series 2017, 4% 7/1/2034	120,000	120,329
Douglas Cnty Neb Edl Facs Rev (Creighton University Proj.) Series 2017, 5% 7/1/2036	85,000	86,253
Douglas Cnty Neb Edl Facs Rev (Creighton University Proj.) Series 2021 A, 3% 7/1/2051	785,000	565,143
TOTAL EDUCATION		816,905
Electric Utilities - 0.1%
Central Plains Energy Proj NE Gas Proj Rev Series 2017A, 5% 9/1/2031	345,000	363,124
Central Plains Energy Proj NE Gas Proj Rev Series 2017A, 5% 9/1/2033	2,970,000	3,130,712
Central Plains Energy Proj NE Gas Proj Rev Series 2017A, 5% 9/1/2034	180,000	189,329
Lincoln NE Series 2018, 5% 9/1/2031	110,000	111,681
Lincoln NE Series 2018, 5% 9/1/2032	210,000	212,920
Lincoln NE Series 2018, 5% 9/1/2033	125,000	126,688
Omaha Public Power District Series 2021 B, 4% 2/1/2046	2,000,000	1,930,810
Omaha Public Power District Series 2022 A, 5.25% 2/1/2052	1,000,000	1,048,162
Omaha Public Power District Series 2024 A, 5.5% 2/1/2054	1,875,000	2,009,122
Omaha Public Power District Series 2026A, 5% 2/1/2044 (j)	1,500,000	1,639,174
TOTAL ELECTRIC UTILITIES		10,761,722
Escrowed/Pre-Refunded - 0.0%
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2026 (Escrowed to Maturity) (h)	80,000	80,757
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2035 (Pre-refunded to 12/15/2026 at 100) (h)	110,000	111,041
TOTAL ESCROWED/PRE-REFUNDED		191,798
General Obligations - 0.2%
Central Plains Energy Proj NE Gas Proj Rev Series 2017A, 5% 9/1/2036 (Goldman Sachs Group Inc/The Guaranteed)	985,000	1,030,712
Central Plains Energy Proj NE Gas Proj Rev Series 2022 1, 5% tender 5/1/2053 (Goldman Sachs Group Inc/The Guaranteed) (g)	4,255,000	4,452,020
Central Plains Energy Proj NE Gas Proj Rev Series 2023 A 1, 5% tender 5/1/2054 (Bank of Montreal Guaranteed) (g)	6,950,000	7,299,292
Central Plains Energy Proj NE Gas Proj Rev Series 2025A SUB A 1, 5% tender 8/1/2055 (Royal Bank of Canada Guaranteed) (g)	6,700,000	7,182,188
Douglas Cnty Neb Sch Dist 001 Series 2021, 1.75% 12/15/2037	1,000,000	764,590
Douglas Cnty Neb Sch Dist 001 Series 2021, 2% 12/15/2043	2,035,000	1,399,758
TOTAL GENERAL OBLIGATIONS		22,128,560
Health Care - 0.0%
Douglas Cnty NE Hosp Auth #2 (Nebraska Children's Hospital Proj.) Series 2020 A, 4% 11/15/2050	240,000	213,311
Douglas Cnty NE Hosp Auth #2 5.5% 11/1/2049	3,410,000	3,665,844
Douglas Cnty NE Hosp Auth #2 Series 2020 A, 4% 11/15/2037	255,000	255,242
Douglas Cnty NE Hosp Auth #2 Series 2020 A, 4% 11/15/2039	290,000	290,927
TOTAL HEALTH CARE		4,425,324
Housing - 0.0%
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2019 B, 4% 9/1/2049 (h)	105,000	105,120
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2019 E, 3.75% 9/1/2049 (h)	65,000	64,925
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2020 A, 3.5% 9/1/2050	30,000	29,983
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2024 C, 4.55% 9/1/2044	1,000,000	997,093
Nebraska Invt Fin Auth Single Family Hsg Rev 5% 3/1/2049	1,750,000	1,794,633
Nebraska Invt Fin Auth Single Family Hsg Rev Series 2020 C, 2% 9/1/2035	2,000,000	1,723,420
Nebraska Invt Fin Auth Single Family Hsg Rev Series 2025E, 6.25% 9/1/2055	645,000	713,423
TOTAL HOUSING		5,428,597
Other - 0.1%
Boys Town Vlg Neb Rev Series 2026, 5% 7/1/2046	4,400,000	4,590,929
Sarpy Cnty Neb Gen. Oblig. 1.75% 6/1/2037	2,770,000	2,177,859
Sarpy Cnty Neb Gen. Oblig. Series 2021, 1.625% 6/1/2035	2,655,000	2,153,991
TOTAL OTHER		8,922,779
Transportation - 0.0%
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2026 (h)	95,000	95,984
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2027 (h)	65,000	65,647
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2030 (h)	105,000	106,071
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2031 (h)	55,000	55,540
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2033 (h)	55,000	55,497
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2035 (h)	135,000	136,100
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2036 (h)	35,000	35,268
TOTAL TRANSPORTATION		550,107
TOTAL NEBRASKA		53,225,792
Nevada - 0.3%
Education - 0.0%
Director St NV Dept Business & Ind Charter Sch Lease Rev Series 2018A, 5% 12/15/2038 (c)	270,000	270,017
Director St NV Dept Business & Ind Charter Sch Lease Rev Series 2018A, 5% 12/15/2048 (c)	1,015,000	944,029
Director St NV Dept Business & Ind Charter Sch Lease Rev Series A, 5% 12/15/2035 (c)	130,000	130,017
Director St NV Dept Business & Ind Charter Sch Lease Rev Series A, 5.125% 12/15/2045 (c)	160,000	155,279
TOTAL EDUCATION		1,499,342
Electric Utilities - 0.0%
Washoe Cnty NV Wtr Fac Rev (Sierra Pacific Power Co Proj.) Series 2016 F, 4.125% tender 3/1/2036 (g)(h)	485,000	492,973
Washoe Cnty NV Wtr Fac Rev (Sierra Pacific Power Co Proj.) Series 2016C, 4.125% tender 3/1/2036 (g)(h)	355,000	360,835
TOTAL ELECTRIC UTILITIES		853,808
General Obligations - 0.2%
Clark Cnty NV Gen. Oblig. Series 2018 A, 5% 5/1/2048	4,820,000	4,913,032
Clark Cnty NV School Dist Series 2017 A, 5% 6/15/2026	15,000	15,013
Clark Cnty NV School Dist Series 2020A, 4% 6/15/2037 (Assured Guaranty Inc Insured)	190,000	192,754
Clark Cnty NV School Dist Series 2020A, 4% 6/15/2039 (Assured Guaranty Inc Insured)	420,000	423,799
Clark Cnty NV School Dist Series 2021 B, 3% 6/15/2036 (Build America Mutual Assurance Co Insured)	1,690,000	1,561,788
Clark Cnty NV School Dist Series 2024 B, 3% 6/15/2042	9,090,000	7,821,612
Clark Cnty NV Wtr Reclamation Dist Gen. Oblig. Series 2023, 5% 7/1/2043	2,955,000	3,209,230
Nevada St Gen. Oblig. Series 2024A, 3% 5/1/2040	1,050,000	962,374
Nevada St Gen. Oblig. Series 2024A, 3% 5/1/2043	1,735,000	1,518,069
TOTAL GENERAL OBLIGATIONS		20,617,671
Health Care - 0.0%
Carson City Nev Hosp Rev (Carson Tahoe Hospital Proj.) Series 2017, 5% 9/1/2037	150,000	151,513
Carson City Nev Hosp Rev (Carson Tahoe Hospital Proj.) Series 2017, 5% 9/1/2042	370,000	372,011
TOTAL HEALTH CARE		523,524
Housing - 0.0%
Nevada Hsg Div Single Family Mtg Rev (NV Single Fam Mort Rev 9/1/2008 Proj.) 3% 10/1/2051	3,775,000	3,714,028
Nevada Hsg Div Single Family Mtg Rev (NV Single Fam Mort Rev 9/1/2008 Proj.) Series 2019 A, 4% 4/1/2049	45,000	45,247
Nevada Hsg Div Single Family Mtg Rev (NV Single Fam Mort Rev 9/1/2008 Proj.) Series 2019B, 4% 10/1/2049	90,000	90,502
Nevada Hsg Div Single Family Mtg Rev Series 2021 A, 3% 4/1/2051	330,000	324,638
TOTAL HOUSING		4,174,415
Other - 0.0%
City of Sparks NV Special Improvement District No 1 5% 6/1/2044	400,000	410,872
Las Vegas Nev Spl Impt Dist No817 5.5% 6/1/2038	400,000	429,690
Washoe Cnty Nev Sch Dist Series 2020A, 3% 10/1/2040	1,000,000	890,096
TOTAL OTHER		1,730,658
Special Tax - 0.1%
Las Vegas Convention & Visitors Authority Series 2018 B, 4% 7/1/2049	4,950,000	4,505,052
Las Vegas Convention & Visitors Authority Series 2018 B, 5% 7/1/2043	3,185,000	3,265,185
Las Vegas Convention & Visitors Authority Series 2019B, 5% 7/1/2033	620,000	655,599
Las Vegas Nev Redev Agy Tax Increment Rev Series 2016, 5% 6/15/2030	60,000	60,053
Las Vegas Nev Redev Agy Tax Increment Rev Series 2016, 5% 6/15/2040	1,580,000	1,580,338
Las Vegas Nev Redev Agy Tax Increment Rev Series 2016, 5% 6/15/2045	1,870,000	1,869,176
Reno Nev Sales Tax Rev Series 2018 B, 4% 6/1/2048 (Assured Guaranty Inc Insured)	95,000	87,779
Reno Nev Sales Tax Rev Series 2018 B, 4.125% 6/1/2058 (Assured Guaranty Inc Insured)	120,000	110,727
Reno Nev Sales Tax Rev Series 2018 C, 0% 7/1/2058 (b)(c)	5,500,000	891,464
Tahoe-Douglas Visitors Auth Nev Stateline Rev (Tahoe-Douglas Visitors Auth Nev Stateline Rev Proj.) 5% 7/1/2045	250,000	253,458
Tahoe-Douglas Visitors Auth Nev Stateline Rev (Tahoe-Douglas Visitors Auth Nev Stateline Rev Proj.) 5% 7/1/2051	170,000	168,873
TOTAL SPECIAL TAX		13,447,704
Transportation - 0.0%
Clark Cnty NV Arpt Rev Series 2019 A, 5% 7/1/2026	1,445,000	1,447,414
Clark Cnty NV Arpt Rev Series 2021 B, 5% 7/1/2026 (h)	2,290,000	2,293,786
TOTAL TRANSPORTATION		3,741,200
TOTAL NEVADA		46,588,322
New Hampshire - 1.2%
Education - 0.0%
National Fin Auth NH Hosp Rev Series 2023A, 5.25% 6/1/2051 (Build America Mutual Assurance Co Insured)	930,000	968,909
Electric Utilities - 0.2%
National Fin Auth N H Util Rev Series 2024 A, 6.89% 4/1/2034 (c)	8,140,000	8,610,331
National Fin Auth NH Rev (Winston-Salem Energy Novant Proj.) Series 2025 A, 5% 12/1/2035	6,500,000	7,171,680
National Fin Auth NH Rev (Winston-Salem Energy Novant Proj.) Series 2025 A, 5% 6/1/2055	6,250,000	6,246,213
National Fin Auth NH Rev (Winston-Salem Energy Novant Proj.) Series 2025 A, 5.5% 6/1/2050	5,065,000	5,337,824
TOTAL ELECTRIC UTILITIES		27,366,048
General Obligations - 0.0%
National Fin Auth NH Special Rev 0% 12/1/2031 (b)(c)	1,000,000	726,001
National Fin Auth NH Special Rev 4.875% 12/1/2033 (c)	572,000	571,980
National Fin Auth NH Special Rev Gen. Oblig. Series 2024, 5.25% 12/1/2035 (c)	1,664,000	1,663,834
National Fin Auth NH Special Rev Gen. Oblig. Series 2024, 5.375% 12/1/2031 (c)	1,289,000	1,288,496
National Fin Auth NH Special Rev Gen. Oblig. Series 2026, 0% 12/15/2034 (b)(c)	1,205,000	697,592
National Fin Auth NH Special Rev Gen. Oblig. Series 2026, 0% 12/15/2041 (b)	1,050,000	395,758
Portsmouth NH Gen. Oblig. 1.75% 4/1/2036	1,345,000	1,079,754
TOTAL GENERAL OBLIGATIONS		6,423,415
Health Care - 0.1%
National Fin Auth NH Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021 B, 3% 8/15/2051 (Assured Guaranty Inc Insured)	1,755,000	1,283,170
National Fin Auth NH Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021 B, 5% 8/15/2026	465,000	466,760
National Fin Auth NH Lease Rent Rev 8.33% 5/15/2034	305,000	312,097
National Fin Auth NH Lease Rent Rev Series 2023 B, 9.58% 12/15/2038	430,000	433,613
National Fin Auth NH Lease Rent Rev Series 2023A, 5.88% 12/15/2038	7,150,000	7,417,793
National Fin Auth NH Lease Rent Rev Series 2024A, 5% 5/15/2034 (c)	4,220,000	4,268,818
National Fin Auth NH Rev (Presbyterian Homes, PA Proj.) Series 2023 A, 5.25% 7/1/2048	500,000	506,653
National Fin Auth NH Rev (The Vista Proj.) Series 2019 A, 5.25% 7/1/2039 (c)	220,000	221,338
National Fin Auth NH Rev (The Vista Proj.) Series 2019 A, 5.625% 7/1/2046 (c)	125,000	125,590
National Fin Auth NH Rev (The Vista Proj.) Series 2019 A, 5.75% 7/1/2054 (c)	1,235,000	1,235,686
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2028	150,000	155,304
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2029	130,000	134,440
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2030	120,000	124,000
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2031	75,000	77,411
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2032	15,000	15,465
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2034	190,000	195,357
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2035	155,000	159,139
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2036	110,000	112,812
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2037	135,000	138,226
New Hampshire Health and Education Facilities Authority Act (Mass General Brigham Inc Proj.) 5% 7/1/2033	425,000	437,809
New Hampshire Health and Education Facilities Authority Act (Mass General Brigham Inc Proj.) 5% 7/1/2034	650,000	668,978
New Hampshire Health and Education Facilities Authority Act (Mass General Brigham Inc Proj.) 5% 7/1/2041	115,000	117,359
NH Health & Ed Facs Auth Rev (Elliot Health System Proj.) Series 2016, 5% 10/1/2028	170,000	171,019
NH Health & Ed Facs Auth Rev (Elliot Health System Proj.) Series 2016, 5% 10/1/2032	290,000	291,305
NH Health & Ed Facs Auth Rev Series 2016, 5% 10/1/2036	115,000	115,354
NH Health & Ed Facs Auth Rev Series 2016, 5% 10/1/2040	585,000	586,237
NH Health & Ed Facs Auth Rev Series 2016, 5% 10/1/2046	860,000	860,031
TOTAL HEALTH CARE		20,631,764
Housing - 0.6%
National Fin Auth NH Hosp Rev (Lihtc 2020-1 Us Proj.) Series 1 Class A, 4.125% 1/20/2034	5,109,908	5,180,968
National Fin Auth NH Hosp Rev (Lihtc 2022-1 Us Proj.) Series 1 Class A, 4.375% 9/20/2036	2,488,909	2,528,435
National Fin Auth NH Hosp Rev (Lihtc 2023-2 Us Proj.) Series 2 Class A, 3.875% 1/20/2038	8,634,407	8,345,134
National Fin Auth NH Hosp Rev Series 1 Class A, 4.25% 7/20/2041	2,961,381	2,959,091
National Fin Auth NH Hosp Rev Series 2 Class A, 3.625% 8/20/2039	2,090,379	1,987,731
National Fin Auth NH Hosp Rev Series 2 Class A1, 3.824% 11/20/2042 (g)	5,456,420	5,326,263
National Fin Auth NH Hosp Rev Series 2 Class A2, 3.824% 11/20/2042 (g)	2,129,237	1,989,665
National Fin Auth NH Hosp Rev Series 2026 1 CL A 1 Class A1, 4.25% 7/20/2041	4,996,955	4,874,337
National Fin Auth NH Hosp Rev Series 2026 1 CL A 2 Class A2, 4.25% 7/20/2041	2,075,919	1,937,404
National Fin Auth NH Hosp Rev Series 3 Class A, 4.1624% 10/1/2051 (g)	2,775,348	2,715,591
National Fin Auth NH Hosp Rev Series 4 Class AUS, 4.059% 11/20/2039 (g)	3,447,922	3,420,363
National Fin Auth NH Hosp Rev Series 4 Class BUS, 4.059% 5/20/2042 (g)	1,578,979	1,412,402
New Hampshire Business Finance Authority (Lihtc 2022-2 Us Proj.) Series 2 Class A, 4% 10/20/2036	9,742,301	9,669,230
New Hampshire Housing Finance Authority Series 2025E, 6.25% 7/1/2056	2,655,000	2,994,657
New Hampshire St Hsg Fin Auth Multi-Family Hsg Series 2024 1, 4.45% 7/1/2044	3,510,000	3,518,836
New Hampshire St Hsg Fin Auth Single Family Mtg Rev Series 2023 D, 6.5% 7/1/2055	6,600,000	7,167,467
New Hampshire St Hsg Fin Auth Single Family Mtg Rev Series 2025A, 6.5% 1/1/2056	2,475,000	2,787,456
New Hampshire St Hsg Fin Auth Single Family Mtg Rev Series 2025C, 6.5% 7/1/2056	2,000,000	2,265,074
TOTAL HOUSING		71,080,104
Lease Revenue - 0.0%
National Fin Auth NH Hosp Rev Series 2026 A1, 5.25% 12/1/2050	4,000,000	4,001,453
National Fin Auth NH Special Rev 0% 12/15/2033 (b)(c)	1,050,000	668,519
TOTAL LEASE REVENUE		4,669,972
Other - 0.3%
National Fin Auth NH Affordable Hsg Ctfs Class A, 4.15% tender 10/20/2040 (g)	622,485	621,575
National Fin Auth NH Affordable Hsg Ctfs Series 1 Class A1, 4.125% tender 4/20/2043 (g)	1,217,611	1,195,151
National Fin Auth NH Affordable Hsg Ctfs Series 2025 1 CL A 1 Class A1, 4.75% tender 6/20/2041 (g)	2,342,846	2,406,845
National Fin Auth NH Hosp Rev (Lihtc 2026-2 Wk Strcture Proj.) Series 2 Class A2, 4.4% tender 2/20/2043 (g)	1,440,000	1,411,334
National Fin Auth NH Hosp Rev Series 1 Class A1, 3.922% 1/20/2041 (g)	3,496,727	3,424,742
National Fin Auth NH Hosp Rev Series 1 Class A2, 4.166% 1/20/2041 (g)	791,338	767,115
National Fin Auth NH Hosp Rev Series 2 Class A1, 4.42% tender 2/20/2043 (g)	6,975,000	7,051,198
National Fin Auth NH Hosp Rev Series 2021, 4% 1/1/2041	225,000	211,371
National Fin Auth NH Hosp Rev Series 3 Class A1, 4.9459% 2/20/2041 (g)	7,340,610	7,641,842
National Fin Auth NH Hosp Rev Series 3 Class A2, 4.946% 2/20/2041 (g)	2,592,487	2,575,142
National Fin Auth NH Rev Series 2020 B, 3.75% tender 7/1/2045 (c)(g)(h)	1,195,000	967,028
National Fin Auth NH Rev Series 2023C, 11% 12/15/2038	235,000	236,883
National Fin Auth NH Special Rev Gen. Oblig. Series 2026, 6.125% 12/15/2033 (c)	1,000,000	1,000,674
TOTAL OTHER		29,510,900
Pooled Loans - 0.0%
National Fin Auth NH Special Rev Series 2024, 0% 12/1/2034 (b)(c)	4,975,000	2,827,639
Resource Recovery - 0.0%
National Fin Auth NH Rev Series 2018 B, 4.625% 11/1/2042 (c)	470,000	420,983
National Fin Auth NH Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2019 A 4, 4% tender 8/1/2038 (g)(h)	5,995,000	5,999,676
TOTAL RESOURCE RECOVERY		6,420,659
TOTAL NEW HAMPSHIRE		169,899,410
New Jersey - 2.5%
Education - 0.3%
Atlantic Cnty NJ Impt Auth Lse (Stockton University Proj.) Series 2016 A, 5% 7/1/2028 (Assured Guaranty Inc Insured)	125,000	125,054
Atlantic Cnty NJ Impt Auth Lse (Stockton University Proj.) Series 2016 A, 5% 7/1/2032 (Assured Guaranty Inc Insured)	150,000	150,005
Atlantic Cnty NJ Impt Auth Lse (Stockton University Proj.) Series 2016 A, 5% 7/1/2033 (Assured Guaranty Inc Insured)	160,000	159,944
Camden Cnty NJ Impt Auth Charter Sch Rev Series 2022, 5% 7/15/2052 (c)	435,000	418,524
Camden Cnty NJ Impt Auth Charter Sch Rev Series 2022, 5% 7/15/2062 (c)	480,000	451,129
Camden County Improvement Authority/The 6% 6/15/2042	60,000	63,248
Camden County Improvement Authority/The 6% 6/15/2047	165,000	171,655
Camden County Improvement Authority/The 6% 6/15/2052	155,000	159,901
Camden County Improvement Authority/The 6% 6/15/2062	510,000	523,831
Essex Cnty NJ Impt Auth Charter Sch Rev 4% 7/15/2050 (c)	300,000	251,619
Essex Cnty NJ Impt Auth Charter Sch Rev 4% 7/15/2060 (c)	250,000	199,657
Essex Cnty NJ Impt Auth Charter Sch Rev Series 2020 A, 4% 8/1/2060 (c)	250,000	199,631
Essex Cnty NJ Impt Auth Charter Sch Rev Series 2021, 4% 6/15/2046	275,000	250,336
Essex Cnty NJ Impt Auth Charter Sch Rev Series 2021, 4% 6/15/2056	365,000	307,113
Gloucester Cnty NJ Impt Auth Rev (Rowan Univ Proj.) Series 2024, 5% 7/1/2035 (Build America Mutual Assurance Co Insured)	1,000,000	1,099,466
Gloucester Cnty NJ Impt Auth Rev (Rowan Univ Proj.) Series 2024, 5% 7/1/2041 (Build America Mutual Assurance Co Insured)	1,150,000	1,230,413
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2010-1 Proj.) 5% 12/1/2026 (h)	645,000	651,272
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2018 Proj.) Series 2018 B, 5% 12/1/2026 (h)	740,000	747,196
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) 5% 12/1/2026 (h)	5,050,000	5,100,866
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2019 B, 3.25% 12/1/2039 (h)	220,000	218,491
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2020 A, 5% 12/1/2027 (h)	405,000	416,269
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2020B, 5% 12/1/2028 (h)	705,000	736,377
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2022A, 5% 12/1/2026 (h)	495,000	499,986
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2021 A, 5% 12/1/2028 (h)	85,000	88,596
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2021 A, 5% 12/1/2029 (h)	115,000	121,432
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2021 B, 5% 12/1/2028 (h)	305,000	317,902
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2021 B, 5% 12/1/2029 (h)	300,000	316,780
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023A, 5% 12/1/2030 (h)	1,250,000	1,336,700
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023B, 5% 12/1/2033 (h)	10,750,000	11,727,223
Higher Ed Student Assistance Auth NJ Student Ln Rev 4% 12/1/2041 (h)	2,340,000	2,282,646
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2019 B, 3% 12/1/2033 (h)	4,275,000	4,180,426
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2020B, 3.5% 12/1/2039 (h)	815,000	796,788
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2021 B, 2.5% 12/1/2040 (h)	340,000	319,218
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2021 C, 3.25% 12/1/2051 (h)	185,000	130,846
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 B, 4.25% 12/1/2045 (h)	4,105,000	4,096,082
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 C, 5.25% 12/1/2054 (h)	255,000	256,837
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2025 1C, 5.5% 12/1/2055 (h)	505,000	510,967
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2026B, 5.25% 12/1/2056 (h)(j)	225,000	226,631
New Jersey Econom Dev Auth Rev (Provident Montclair Proj.) 5% 6/1/2028 (Assured Guaranty Inc Insured)	5,000	5,104
New Jersey Econom Dev Auth Rev (Provident Montclair Proj.) 5% 6/1/2029 (Assured Guaranty Inc Insured)	5,000	5,102
New Jersey Economic Dev Auth Energy Fac Rev Series 2012A, 5% 6/15/2037 (h)	175,000	175,035
New Jersey Economic Dev Auth Energy Fac Rev Series 2012A, 5.125% 6/15/2043 (h)	245,000	245,027
New Jersey Economic Dev Auth Sch Rev Series 2019 A, 5% 6/15/2049 (c)	100,000	96,317
New Jersey Economic Dev Auth Sch Rev Series 2025, 5% 11/1/2045	255,000	259,121
New Jersey Educational Facilities Authority (Stevens Institute of Technolgy Proj.) 5% 7/1/2045	845,000	865,186
New Jersey Educational Facilities Authority (Stockton University Proj.) Series 2016A, 5% 7/1/2029	145,000	145,161
New Jersey Educational Facilities Authority (Stockton University Proj.) Series 2016A, 5% 7/1/2031	255,000	255,241
New Jersey Educational Facilities Authority (Stockton University Proj.) Series 2016A, 5% 7/1/2032	295,000	295,261
New Jersey Institute of Technology/NJ Series 2025A, 5% 7/1/2040 (Build America Mutual Assurance Co Insured)	1,200,000	1,347,647
New Jersey Institute of Technology/NJ Series 2025A, 5% 7/1/2042 (Build America Mutual Assurance Co Insured)	1,125,000	1,246,926
Rutgers St Univ NJ Series 2016M, 5% 5/1/2033	965,000	966,435
TOTAL EDUCATION		46,748,620
Electric Utilities - 0.0%
New Jersey Eda Wtr Facs Rev (New Jersey American Wtr Co Inc Proj.) 3.75% tender 11/1/2034 (g)(h)	500,000	502,876
Escrowed/Pre-Refunded - 0.1%
New Jersey Econom Dev Auth Rev Series 2016 AAA, 5% 6/15/2041 (Pre-refunded to 12/15/2026 at 100)	140,000	141,837
New Jersey Health Care 5% tender 7/1/2045 (g)	110,000	110,200
New Jersey Health Care Series 2016 A, 5% 7/1/2043	3,425,000	3,431,243
New Jersey Trans Trust Fund Auth 5.5% 6/15/2050 (Pre-refunded to 12/15/2032 at 100)	7,815,000	9,126,513
New Jersey Trans Trust Fund Auth Series 2019 BB, 5% 6/15/2050 (Pre-refunded to 12/15/2028 at 100)	1,205,000	1,279,868
TOTAL ESCROWED/PRE-REFUNDED		14,089,661
General Obligations - 1.2%
Edison Twp NJ Gen. Oblig. 2% 3/15/2036	950,000	771,957
Hudson Cnty NJ Impt Auth Lease Rev (Hudson Cnty NJ Proj.) Gen. Oblig. 4% 10/1/2033	590,000	612,644
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2035	75,000	76,163
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2036	75,000	75,859
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2016 A, 5% 7/15/2027	65,000	65,162
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2018EEE, 5% 6/15/2028	40,000	41,887
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2019 LLL, 4% 6/15/2044	190,000	184,097
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2019 LLL, 5% 6/15/2036	300,000	317,088
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2019 LLL, 5% 6/15/2044	805,000	836,471
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 11/1/2044	1,905,000	1,833,174
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2034	45,000	46,088
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2036	60,000	60,841
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2041	55,000	54,558
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2046	1,790,000	1,678,598
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2050	590,000	542,362
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2031	1,775,000	1,896,955
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2036	2,075,000	2,187,040
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 6/15/2031	60,000	65,408
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 6/15/2033	10,000	10,820
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5.25% 11/1/2047	1,905,000	2,004,044
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2024 SSS, 5.25% 6/15/2036	500,000	570,178
New Jersey Economic Dev Auth Rev 4% 11/1/2038	295,000	295,746
New Jersey Eda St Lease Rev (New Jersey St Proj.) Series 2017 B, 5% 6/15/2026	65,000	65,055
New Jersey Eda St Lease Rev (New Jersey St Proj.) Series 2017 B, 5% 6/15/2035	35,000	36,725
New Jersey Eda St Lease Rev (New Jersey St Proj.) Series 2017 B, 5% 6/15/2043	810,000	837,455
New Jersey Eda St Lease Rev (New Jersey St Proj.) Series 2018 A, 5% 6/15/2033	1,555,000	1,604,495
New Jersey Eda St Lease Rev (New Jersey St Proj.) Series 2018 A, 5% 6/15/2042	1,675,000	1,711,025
New Jersey St Gen. Oblig. 2% 6/1/2032	2,110,000	1,917,160
New Jersey St Gen. Oblig. 2% 6/1/2034	1,020,000	883,490
New Jersey St Gen. Oblig. 2% 6/1/2037	2,400,000	1,920,942
New Jersey St Gen. Oblig. 5% 6/1/2028	65,000	68,091
New Jersey Trans Trust Fund Auth 0% 12/15/2027 (b)	2,150,000	2,054,819
New Jersey Trans Trust Fund Auth 0% 12/15/2028 (b)	1,360,000	1,260,525
New Jersey Trans Trust Fund Auth 0% 12/15/2030 (National Public Finance Guarantee Corporation Insured) (b)	1,000,000	867,411
New Jersey Trans Trust Fund Auth 0% 12/15/2031 (b)	110,000	91,916
New Jersey Trans Trust Fund Auth 0% 12/15/2031 (Financial Guaranty Ins CO Insured) (b)	2,565,000	2,146,811
New Jersey Trans Trust Fund Auth 0% 12/15/2032 (Assured Guaranty Inc Insured) (b)	710,000	574,303
New Jersey Trans Trust Fund Auth 0% 12/15/2033 (Assured Guaranty Inc Insured) (b)	3,460,000	2,693,991
New Jersey Trans Trust Fund Auth 0% 12/15/2034 (b)	4,100,000	3,067,508
New Jersey Trans Trust Fund Auth 0% 12/15/2035 (b)	795,000	567,642
New Jersey Trans Trust Fund Auth 0% 12/15/2036 (Ambac Assurance Corp Insured) (b)	2,075,000	1,416,955
New Jersey Trans Trust Fund Auth 0% 12/15/2037 (b)	3,000,000	1,957,937
New Jersey Trans Trust Fund Auth 4% 12/15/2039	120,000	119,324
New Jersey Trans Trust Fund Auth 4% 6/15/2034	440,000	450,898
New Jersey Trans Trust Fund Auth 4% 6/15/2036	1,000,000	1,014,515
New Jersey Trans Trust Fund Auth 4% 6/15/2036	670,000	678,837
New Jersey Trans Trust Fund Auth 4% 6/15/2037	1,120,000	1,128,376
New Jersey Trans Trust Fund Auth 4% 6/15/2038	400,000	401,605
New Jersey Trans Trust Fund Auth 4% 6/15/2040	250,000	247,493
New Jersey Trans Trust Fund Auth 4% 6/15/2045	10,035,000	9,580,736
New Jersey Trans Trust Fund Auth 4% 6/15/2050	4,975,000	4,561,041
New Jersey Trans Trust Fund Auth 5% 12/15/2026	1,000,000	1,012,293
New Jersey Trans Trust Fund Auth 5% 6/15/2032	200,000	219,091
New Jersey Trans Trust Fund Auth 5% 6/15/2033	3,085,000	3,366,933
New Jersey Trans Trust Fund Auth 5% 6/15/2033	345,000	376,529
New Jersey Trans Trust Fund Auth 5% 6/15/2034	320,000	347,848
New Jersey Trans Trust Fund Auth 5% 6/15/2035	225,000	241,976
New Jersey Trans Trust Fund Auth 5% 6/15/2036	2,500,000	2,815,670
New Jersey Trans Trust Fund Auth 5% 6/15/2036	75,000	80,361
New Jersey Trans Trust Fund Auth 5% 6/15/2037	170,000	181,506
New Jersey Trans Trust Fund Auth 5% 6/15/2038	1,075,000	1,143,863
New Jersey Trans Trust Fund Auth 5% 6/15/2039	725,000	768,881
New Jersey Trans Trust Fund Auth 5% 6/15/2040	9,600,000	10,562,180
New Jersey Trans Trust Fund Auth 5% 6/15/2040	225,000	237,842
New Jersey Trans Trust Fund Auth 5% 6/15/2042	5,500,000	5,977,486
New Jersey Trans Trust Fund Auth 5% 6/15/2044	6,805,000	7,293,761
New Jersey Trans Trust Fund Auth 5% 6/15/2055	4,500,000	4,619,235
New Jersey Trans Trust Fund Auth 5.25% 6/15/2041	1,500,000	1,670,865
New Jersey Trans Trust Fund Auth 5.25% 6/15/2043	1,750,000	1,815,029
New Jersey Trans Trust Fund Auth 5.25% 6/15/2050	3,190,000	3,357,065
New Jersey Trans Trust Fund Auth 5.25% 6/15/2050	2,350,000	2,467,082
New Jersey Trans Trust Fund Auth 5.25% 6/15/2055	6,730,000	7,049,709
New Jersey Trans Trust Fund Auth Series 2008 A, 0% 12/15/2038 (Build America Mutual Assurance Co Insured) (b)	6,000,000	3,763,151
New Jersey Trans Trust Fund Auth Series 2018 A, 4.25% 12/15/2038	300,000	301,838
New Jersey Trans Trust Fund Auth Series 2018 A, 5% 12/15/2032	205,000	215,007
New Jersey Trans Trust Fund Auth Series 2018 A, 5% 12/15/2034	85,000	88,807
New Jersey Trans Trust Fund Auth Series 2019 BB, 4% 6/15/2036	1,870,000	1,883,836
New Jersey Trans Trust Fund Auth Series 2019 BB, 4% 6/15/2038	205,000	205,280
New Jersey Trans Trust Fund Auth Series 2019 BB, 4% 6/15/2044	335,000	324,988
New Jersey Trans Trust Fund Auth Series 2019 BB, 4% 6/15/2050	500,000	459,080
New Jersey Trans Trust Fund Auth Series 2019 BB, 5% 6/15/2033	3,035,000	3,179,983
New Jersey Trans Trust Fund Auth Series 2019 BB, 5% 6/15/2044	2,170,000	2,232,499
New Jersey Trans Trust Fund Auth Series 2022 A, 4% 6/15/2038	965,000	972,081
New Jersey Trans Trust Fund Auth Series 2022 A, 4% 6/15/2040	745,000	741,465
New Jersey Trans Trust Fund Auth Series 2022 A, 4% 6/15/2041	2,555,000	2,520,038
New Jersey Trans Trust Fund Auth Series 2022 A, 4% 6/15/2042	185,000	181,778
New Jersey Trans Trust Fund Auth Series 2022 BB, 4% 6/15/2046	4,525,000	4,261,808
New Jersey Trans Trust Fund Auth Series 2022 BB, 4% 6/15/2050	2,885,000	2,644,945
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2029	1,150,000	1,224,710
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2030	4,030,000	4,365,219
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2031	305,000	335,304
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2032	1,665,000	1,852,789
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2033	955,000	1,058,080
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2035	35,000	38,432
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2036	1,495,000	1,633,833
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2037	190,000	206,698
New Jersey Trans Trust Fund Auth Series 2023A, 4.25% 6/15/2040	2,025,000	2,044,058
New Jersey Trans Trust Fund Auth Series 2023A, 5% 6/15/2037	3,000,000	3,302,404
New Jersey Trans Trust Fund Auth Series 2023AA, 4.25% 6/15/2044	495,000	491,996
New Jersey Trans Trust Fund Auth Series 2023AA, 5% 6/15/2040	3,480,000	3,774,992
NJ Health Care Facs Fing Auth St Contract (New Jersey St Proj.) Series 2017, 5% 10/1/2032	445,000	460,838
NJ Health Care Facs Fing Auth St Contract (New Jersey St Proj.) Series 2017, 5% 10/1/2037	645,000	663,044
South Jersey Port Corp NJ Rev (New Jersey St Proj.) Series 2017B, 5% 1/1/2042 (h)	1,705,000	1,723,007
South Jersey Port Corp NJ Rev (New Jersey St Proj.) Series 2017B, 5% 1/1/2048 (h)	225,000	225,321
TOTAL GENERAL OBLIGATIONS		161,136,735
Health Care - 0.1%
New Jersey Econom Dev Auth Rev (Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% (c)	130,000	100,957
New Jersey Econom Dev Auth Rev Series 2014, 4.875% 1/1/2029	95,000	95,023
New Jersey Econom Dev Auth Rev Series 2014, 5% 1/1/2034	280,000	280,026
New Jersey Econom Dev Auth Rev Series 2014, 5.25% 1/1/2044	685,000	672,128
New Jersey Econom Dev Auth Rev Series 2018, 5% 1/1/2039	495,000	501,601
New Jersey Economic Dev Auth Rev (White Horse HMT Urban Renewal LLC Proj.) 5% (c)	155,832	110,000
New Jersey Health Care (Atlanticare Regional Med Ctr Proj.) 3% 7/1/2039	1,520,000	1,381,089
New Jersey Health Care (Hackensack Meridian Health Inc Proj.) Series 2017A, 5% 7/1/2037	420,000	427,824
New Jersey Health Care (Rwj Barnabas Health Proj.) Series 2021 A, 3% 7/1/2051	3,000,000	2,225,741
New Jersey Health Care (St Joseph Hosp & Med Ctr, NJ Proj.) Series 2016, 4% 7/1/2048	470,000	416,048
New Jersey Health Care (St Joseph Hosp & Med Ctr, NJ Proj.) Series 2016, 5% 7/1/2028	75,000	75,090
New Jersey Health Care (Univ of Penn Health Systems Proj.) 5% 7/1/2028	45,000	45,153
New Jersey Health Care (Univ of Penn Health Systems Proj.) 5% 7/1/2030	175,000	175,593
New Jersey Health Care (Univ of Penn Health Systems Proj.) 5% 7/1/2039	3,790,000	3,800,561
New Jersey Health Care (Univ of Penn Health Systems Proj.) Series 2016A, 5% 7/1/2027	90,000	90,167
New Jersey Health Care (University Hospital NJ Proj.) Series 2015A, 5% 7/1/2046 (Assured Guaranty Inc Insured)	1,205,000	1,206,779
New Jersey Health Care (Valley Hospital Proj.) Series 2019, 4% 7/1/2035	140,000	141,705
TOTAL HEALTH CARE		11,745,485
Housing - 0.0%
New Jersey Econom Dev Auth Rev Series A, 5% 1/1/2030	420,000	421,287
New Jersey Econom Dev Auth Rev Series A, 5% 1/1/2035	335,000	335,468
New Jersey Econom Dev Auth Rev Series A, 5% 1/1/2048	2,190,000	2,158,556
New Jersey St Hsg & Mtg Fin Agy Rev (NJ Single Family Mortgage Proj.) Series 2021 H, 3% 10/1/2052	1,370,000	1,349,005
New Jersey St Hsg & Mtg Fin Agy Rev (NJ Single Family Mortgage Proj.) Series 2025 M, 4.75% 10/1/2040	735,000	761,975
New Jersey St Hsg & Mtg Fin Agy Rev (NJ Single Family Mortgage Proj.) Series 2025 M, 5.1% 10/1/2050	700,000	715,907
TOTAL HOUSING		5,742,198
Lease Revenue - 0.0%
New Jersey Eda St Lease Rev Series 2018 C, 5% 6/15/2042	720,000	735,485
Other - 0.0%
New Jersey Eda Wtr Facs Rev Series 2020 D, 1.1% tender 11/1/2029 (g)(h)	3,145,000	2,993,106
New Jersey Housing & Mortgage Finance Agency Series 2025A, 4.8% 11/1/2045	750,000	764,895
TOTAL OTHER		3,758,001
Special Tax - 0.0%
New Brunswick NJ Pkg Auth Rev Series 2016A, 5% 9/1/2039	965,000	967,927
New Brunswick NJ Pkg Auth Rev Series 2017, 5% 9/1/2042	540,000	548,263
TOTAL SPECIAL TAX		1,516,190
Tobacco Bonds - 0.2%
Tobacco Settlement Fin Corp NJ 5% 6/1/2028	65,000	67,684
Tobacco Settlement Fin Corp NJ Series 2018 A, 5% 6/1/2030	750,000	779,408
Tobacco Settlement Fin Corp NJ Series 2018 A, 5% 6/1/2032	640,000	663,242
Tobacco Settlement Fin Corp NJ Series 2018 A, 5% 6/1/2033	2,265,000	2,344,226
Tobacco Settlement Fin Corp NJ Series 2018 A, 5% 6/1/2034	640,000	661,858
Tobacco Settlement Fin Corp NJ Series 2018 A, 5% 6/1/2046	12,415,000	12,301,944
Tobacco Settlement Fin Corp NJ Series 2018 A, 5.25% 6/1/2046	2,205,000	2,207,359
Tobacco Settlement Fin Corp NJ Series 2018B, 5% 6/1/2046	15,150,000	14,702,718
TOTAL TOBACCO BONDS		33,728,439
Transportation - 0.6%
New Jersey Econom Dev Auth Rev (Nynj Link Borrower LLC Proj.) Series 2013, 5% 1/1/2028 (h)	100,000	100,302
New Jersey Econom Dev Auth Rev (Nynj Link Borrower LLC Proj.) Series 2013, 5% 1/1/2031 (Assured Guaranty Inc Insured) (h)	595,000	603,904
New Jersey Econom Dev Auth Rev (Nynj Link Borrower LLC Proj.) Series 2013, 5.125% 1/1/2034 (h)	1,600,000	1,606,755
New Jersey Econom Dev Auth Rev (Nynj Link Borrower LLC Proj.) Series 2013, 5.125% 1/1/2039 (Assured Guaranty Inc Insured) (h)	360,000	365,223
New Jersey Econom Dev Auth Rev (Nynj Link Borrower LLC Proj.) Series 2013, 5.125% 7/1/2042 (Assured Guaranty Inc Insured) (h)	715,000	719,851
New Jersey Econom Dev Auth Rev (Nynj Link Borrower LLC Proj.) Series 2013, 5.375% 1/1/2043 (h)	1,945,000	1,947,152
New Jersey Econom Dev Auth Rev (Nynj Link Borrower LLC Proj.) Series 2013, 5.5% 1/1/2027 (h)	100,000	100,221
New Jersey Econom Dev Auth Rev (Nynj Link Borrower LLC Proj.) Series 2013, 5.625% 1/1/2052 (h)	3,240,000	3,242,512
New Jersey Economic Development Authority Series 2025, 6.375% 1/1/2035 (c)(h)	4,130,000	4,341,550
New Jersey Economic Development Authority Series 2025, 6.625% 1/1/2045 (c)(h)	500,000	529,317
New Jersey Trans Trust Fund Auth (New Jersey St Grant Anticipati Proj.) Series 2016 A 1, 5% 6/15/2027	3,385,000	3,389,715
New Jersey Trans Trust Fund Auth (New Jersey St Grant Anticipati Proj.) Series 2016 A 1, 5% 6/15/2029	470,000	470,624
New Jersey Turnpike Authority 5% 1/1/2028	295,000	301,137
New Jersey Turnpike Authority 5% 1/1/2030	2,550,000	2,754,541
New Jersey Turnpike Authority 5% 1/1/2032 (j)	1,395,000	1,520,940
New Jersey Turnpike Authority 5% 1/1/2046	1,500,000	1,583,925
New Jersey Turnpike Authority 5% 1/1/2048	1,205,000	1,232,777
New Jersey Turnpike Authority 5.25% 1/1/2052	8,600,000	9,054,812
New Jersey Turnpike Authority Series 2017G, 5% 1/1/2036	5,365,000	5,521,038
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2042	2,000,000	2,177,404
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2043	2,100,000	2,275,028
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2044	2,800,000	3,011,877
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2045	4,250,000	4,546,947
New Jersey Turnpike Authority Series 2025 C, 5% 1/1/2033	860,000	969,354
New Jersey Turnpike Authority Series 2025A, 5% 1/1/2045	1,875,000	2,027,660
New Jersey Turnpike Authority Series 2025A, 5.25% 1/1/2050	7,105,000	7,641,794
New Jersy Ec Dv Ath Spl Fac Rv (Continental Airlines Corp Proj.) 5.25% 9/15/2029 (h)	1,040,000	1,041,324
New Jersy Ec Dv Ath Spl Fac Rv (Port Newark Container Term LLC Proj.) 5% 10/1/2037 (h)	4,240,000	4,295,026
New Jersy Ec Dv Ath Spl Fac Rv (Port Newark Container Term LLC Proj.) 5% 10/1/2047 (h)	3,585,000	3,589,692
New Jersy Ec Dv Ath Spl Fac Rv (UAL 1991 Equipment Trust CDE Proj.) Series A, 5.625% 11/15/2030 (h)	445,000	445,662
New Jersy Ec Dv Ath Spl Fac Rv (UAL 1991 Equipment Trust CDE Proj.) Series B, 5.625% 11/15/2030 (h)	4,925,000	4,932,332
New Jersy Ec Dv Ath Spl Fac Rv Series 2003, 5.5% 6/1/2033 (h)	1,205,000	1,207,277
South Jersey Trans Auth NJ Trans Sys Rev 5% 11/1/2033 (Assured Guaranty Inc Insured)	150,000	159,768
South Jersey Trans Auth NJ Trans Sys Rev 5% 11/1/2045	350,000	362,996
South Jersey Trans Auth NJ Trans Sys Rev Series 2022 A, 4.625% 11/1/2047	500,000	498,089
South Jersey Trans Auth NJ Trans Sys Rev Series 2022 A, 5% 11/1/2037 (Build America Mutual Assurance Co Insured)	500,000	547,073
South Jersey Trans Auth NJ Trans Sys Rev Series 2022 A, 5% 11/1/2041	1,355,000	1,449,017
South Jersey Trans Auth NJ Trans Sys Rev Series 2022 A, 5.25% 11/1/2052 (Build America Mutual Assurance Co Insured)	740,000	770,344
TOTAL TRANSPORTATION		81,334,960
Water & Sewer - 0.0%
New Jersey Eda Wtr Facs Rev Series 2019 A, 2.2% tender 10/1/2039 (g)(h)	2,500,000	2,376,054
TOTAL NEW JERSEY		363,414,704
New Jersey,New York - 0.3%
Transportation - 0.3%
Port Auth NY & NJ 4% 7/15/2045 (h)	305,000	289,080
Port Auth NY & NJ 4% 7/15/2050 (h)	760,000	682,340
Port Auth NY & NJ 4% 7/15/2055 (h)	3,870,000	3,417,908
Port Auth NY & NJ 5% 1/15/2047 (h)	3,000,000	3,095,137
Port Auth NY & NJ 5% 1/15/2052 (h)	635,000	646,265
Port Auth NY & NJ 5% 10/15/2032 (h)	2,375,000	2,624,030
Port Auth NY & NJ 5% 9/15/2032 (h)	5,335,000	5,497,585
Port Auth NY & NJ Series 218, 4% 11/1/2047 (h)	5,000,000	4,579,666
Port Auth NY & NJ Series 223, 4% 7/15/2046 (h)	7,460,000	6,983,747
Port Auth NY & NJ Series 226, 5% 10/15/2039 (h)	470,000	495,304
Port Auth NY & NJ Series 226, 5% 10/15/2040 (h)	725,000	761,016
Port Auth NY & NJ Series 226, 5% 10/15/2041 (h)	420,000	439,669
Port Auth NY & NJ Series 231, 5.5% 8/1/2042 (h)	250,000	270,409
Port Auth NY & NJ Series 231, 5.5% 8/1/2047 (h)	4,730,000	5,046,693
Port Auth NY & NJ Series 234, 5.25% 8/1/2047 (h)	2,100,000	2,206,582
Port Auth NY & NJ Series 238, 5% 7/15/2038 (h)	945,000	1,023,337
Port Auth NY & NJ Series 238, 5% 7/15/2039 (h)	575,000	619,985
Port Auth NY & NJ Series 238, 5% 7/15/2040 (h)	505,000	539,582
Port Auth NY & NJ Series 242, 5% 12/1/2030 (h)	1,000,000	1,084,630
TOTAL NEW JERSEY,NEW YORK		40,302,965
New Mexico - 0.1%
Education - 0.0%
New Mexico Edl Assistnce Fndtn Series 2021 1A, 5% 9/1/2026 (h)	2,280,000	2,288,287
New Mexico Edl Assistnce Fndtn Series 2021 1A, 5% 9/1/2027 (h)	1,075,000	1,094,954
TOTAL EDUCATION		3,383,241
General Obligations - 0.1%
New Mexico Mun Energy Acquisition Auth Gas Supply Rev 5% tender 6/1/2054 (Royal Bank of Canada Guaranteed) (g)	10,180,000	10,862,162
Health Care - 0.0%
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2034	155,000	157,710
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2039	40,000	40,187
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2044	45,000	44,888
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2049	215,000	200,835
Santa Fe New Mexico Retirement Fac Rev Series 2012, 5% 5/15/2042	30,000	29,999
TOTAL HEALTH CARE		473,619
Housing - 0.0%
New Mexico Mtg Fin Auth (NM SF Mortgage Proj.) Series 2018 A 1, 4% 1/1/2049	75,000	75,307
New Mexico Mtg Fin Auth (NM SF Mortgage Proj.) Series 2019 D, 3.75% 1/1/2050	180,000	179,895
New Mexico Mtg Fin Auth (NM SF Mortgage Proj.) Series 2022A, 3% 3/1/2053	2,380,000	2,337,230
New Mexico Mtg Fin Auth (NM Single Family Mortgage Proj.) Series 2019 C, 4% 1/1/2050	20,000	20,089
New Mexico Mtg Fin Auth Series 2018 C, 4% 1/1/2049	185,000	185,588
New Mexico Mtg Fin Auth Series 2020 A, 2.7% 7/1/2040	2,010,000	1,714,682
TOTAL HOUSING		4,512,791
Water & Sewer - 0.0%
Albuquerque Bernalillo Cnty Wtr Util Auth Series 2018, 5% 7/1/2028	65,000	65,134
TOTAL NEW MEXICO		19,296,947
New York - 6.6%
Education - 0.3%
Build NYC Resource Corp 5.25% 7/1/2057	440,000	443,649
Build NYC Resource Corp 5.25% 7/1/2062	545,000	548,104
Build NYC Resource Corp 5.75% 6/1/2052 (c)	600,000	588,015
Build NYC Resource Corp Series 2015, 5.5% 9/1/2045 (c)	3,875,000	3,874,811
Build NYC Resource Corp Series 2021 A, 5% 12/1/2041 (c)	115,000	112,995
Build NYC Resource Corp Series 2021 A, 5% 12/1/2051 (c)	910,000	825,250
Build NYC Resource Corp Series 2021 A, 5% 12/1/2055 (c)	100,000	88,469
Build NYC Resource Corp Series 2021 A, 5% 6/1/2051 (c)	350,000	283,178
Build NYC Resource Corp Series 2021 A, 5% 6/15/2051 (c)	3,705,000	3,269,123
Build NYC Resource Corp Series 2022 A, 5% 7/1/2052	80,000	76,102
Build NYC Resource Corp Series 2022B, 5% 7/1/2062	595,000	552,118
Build NYC Resource Corp Series 2023A, 4.75% 6/15/2058	725,000	634,770
Build NYC Resource Corp Series 2025 A, 5.75% 6/15/2060	640,000	640,435
Build NYC Resource Corp Series 2026A, 5.25% 6/1/2046 (c)	2,700,000	2,697,805
Build NYC Resource Corp Series 2026A, 5.625% 6/1/2061 (c)	445,000	439,974
Dutchess Cnty NY Loc Dev Corp Rev Series 2020 A, 5% 7/1/2045	400,000	403,006
Hempstead Town NY Loc Dev Corp Ed Rev Series 2021 A, 4.6% 2/1/2051	500,000	393,600
New York St Dorm Auth Revs Non St Supportd Debt (Fordham University Proj.) Series 2017, 4% 7/1/2033	150,000	150,855
New York St Dorm Auth Revs Non St Supportd Debt (Fordham University Proj.) Series 2017, 4% 7/1/2034	150,000	150,712
New York St Dorm Auth Revs Non St Supportd Debt (New School (The) Proj.) 5% 7/1/2032	140,000	141,132
New York St Dorm Auth Revs Non St Supportd Debt (New School (The) Proj.) Series 2016 A, 5% 7/1/2037	765,000	769,369
New York St Dorm Auth Revs Non St Supported Debt (Cornell University Proj.) Series 2024A, 5.5% 7/1/2054	7,425,000	8,028,172
New York St Dorm Auth Revs Non St Supported Debt (New School (The) Proj.) 5% 7/1/2033	40,000	43,317
New York St Dorm Auth Revs Non St Supported Debt (New School (The) Proj.) 5% 7/1/2034	80,000	86,088
New York St Dorm Auth Revs Non St Supported Debt (New School (The) Proj.) 5% 7/1/2036	50,000	53,266
New York St Dorm Auth Revs Non St Supported Debt (New School (The) Proj.) 5% 7/1/2038	105,000	110,690
New York St Dorm Auth Revs Non St Supported Debt (Rochester N Y Inst Technology Proj.) Series 2020 A, 5% 7/1/2040	270,000	280,282
New York St Dorm Auth Revs Non St Supported Debt (Teachers College, Columbia Uni Versity Proj.) 4% 7/1/2038	345,000	346,564
New York St Dorm Auth Revs Non St Supported Debt (Teachers College, Columbia Uni Versity Proj.) 4% 7/1/2040	565,000	560,766
New York St Dorm Auth Revs Non St Supported Debt (Teachers College, Columbia Uni Versity Proj.) 5% 7/1/2039	355,000	376,162
New York St Dorm Auth Revs Non St Supported Debt (Teachers College, Columbia Uni Versity Proj.) 5% 7/1/2041	630,000	662,112
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2030	105,000	104,029
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2031	110,000	108,377
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2038	55,000	51,349
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2039	85,000	79,041
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2040	190,000	176,347
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2041	200,000	185,103
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2042	105,000	96,815
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2057	5,705,000	4,601,159
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2037	340,000	353,477
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2042	960,000	975,503
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2050	2,485,000	2,427,637
Onondaga Cnty NY Tr Cultural Res Rev (Syracuse University, NY Proj.) Series 2019, 4% 12/1/2049	2,250,000	2,094,595
Onondaga NY Civic Dev Corp Series 2015, 5% 7/1/2045	1,725,000	1,725,045
Schenectady County Capital Resource Corp (Union College, NY Proj.) 5% 1/1/2040	1,895,000	1,902,055
Schenectady County Capital Resource Corp Series 2022, 5.25% 7/1/2052	145,000	149,246
Troy NY Cap Resource Corp Rev (Rensselaer Polytechnic Institute Proj.) Series 2020A, 5% 9/1/2036	240,000	252,119
Troy NY Cap Resource Corp Rev (Rensselaer Polytechnic Institute Proj.) Series 2020A, 5% 9/1/2039	800,000	833,400
TOTAL EDUCATION		43,746,188
Electric Utilities - 0.1%
Genesee County Funding Corp/The (Monroe Rrh Energy Proj.) Series 2025A, 5.25% 12/1/2050	410,000	418,078
Long Island Pwr Auth NY Elec 1.5% tender 9/1/2051 (g)	1,510,000	1,502,885
Long Island Pwr Auth NY Elec 5.25% 9/1/2050	2,635,000	2,816,885
Long Island Pwr Auth NY Elec Series 2017, 5% 9/1/2033	30,000	30,743
Long Island Pwr Auth NY Elec Series 2017, 5% 9/1/2035	110,000	112,516
Long Island Pwr Auth NY Elec Series 2017, 5% 9/1/2036	65,000	66,440
Long Island Pwr Auth NY Elec Series 2017, 5% 9/1/2042	195,000	198,968
Long Island Pwr Auth NY Elec Series 2024B, 3% tender 9/1/2049 (g)	1,500,000	1,496,620
New York St Energy Rda Pcr Series 2004B, 4% 5/15/2032 (h)	2,595,000	2,622,246
New York St Pwr Auth Green Transmission Proj Rev Series 2022A, 4% 11/15/2047 (Assured Guaranty Inc Insured)	420,000	401,285
New York St Pwr Auth Green Transmission Proj Rev Series 2023 A, 5.25% 11/15/2043 (Assured Guaranty Inc Insured)	1,395,000	1,556,369
TOTAL ELECTRIC UTILITIES		11,223,035
Escrowed/Pre-Refunded - 0.0%
New York St Dorm Auth Revs Non St Supported Debt Series 2020 A, 5% 10/1/2030 (Pre-refunded to 10/1/2028 at 100)	5,000	5,267
General Obligations - 0.5%
Build NYC Resource Corp (City of New York NY Proj.) 5.375% 12/1/2046	205,000	221,891
City of Long Beach NY Gen. Oblig. 4.625% 7/15/2052 (Build America Mutual Assurance Co Insured)	2,230,000	2,232,346
City of New York NY 5.25% 2/1/2045	3,000,000	3,270,319
City of New York NY Gen. Oblig. 5% 8/1/2027	1,575,000	1,620,826
City of New York NY Gen. Oblig. 5% 8/1/2047	3,365,000	3,453,587
City of New York NY Gen. Oblig. Series 2013 A 3, 2.8% 10/1/2040 (Liquidity Facility Mizuho Bank Ltd/New York NY) VRDN (g)	9,100,000	9,100,000
City of New York NY Gen. Oblig. Series 2017, 5% 12/1/2041	745,000	749,547
City of New York NY Gen. Oblig. Series 2018 B 1, 5.25% 10/1/2033	1,300,000	1,335,904
City of New York NY Gen. Oblig. Series 2019 D1, 5% 12/1/2042	1,475,000	1,515,129
City of New York NY Gen. Oblig. Series A(A 1), 5% 8/1/2039	1,130,000	1,177,342
City of New York NY Gen. Oblig. Series A, 5% 8/1/2026	705,000	707,809
City of New York NY Gen. Oblig. Series FISCAL 2018 E, 2.8% 3/1/2048 (Liquidity Facility TD Bank NA) VRDN (g)	2,385,000	2,385,000
City of New York NY Gen. Oblig. Series FISCAL 2020 D 1, 5% 3/1/2043	2,000,000	2,070,253
City of New York NY Gen. Oblig. Series FISCAL 2020 SUB B 1, 5% 10/1/2042	690,000	714,731
City of New York NY Gen. Oblig. Series FISCAL 2022D SUB D 1, 5.5% 5/1/2044	925,000	1,001,063
City of New York NY Gen. Oblig. Series FISCAL 2022D SUB D 1, 5.5% 5/1/2046	625,000	667,374
City of New York NY Gen. Oblig. Series FISCAL 2025 SUB C1, 5% 9/1/2042	3,460,000	3,738,649
City of New York NY Gen. Oblig. Series FISCAL 2025G SUB G 1, 5.25% 2/1/2048	3,405,000	3,617,931
City of New York NY Gen. Oblig. Series G 2, 2.85% 2/1/2055 (Liquidity Facility Bank of America NA) VRDN (g)	9,600,000	9,600,001
New York Energy Finance Development Corp Series 2025, 5% tender 7/1/2056 (Athene Annuity and Life Co Guaranteed) (g)	15,750,000	16,286,154
New York Liberty Dev Corp Series 2021, 2.75% 2/15/2044	2,460,000	1,985,922
New York NY City Edl Constr Fd (City of New York NY Proj.) Series 2021 B, 5% 4/1/2046	2,235,000	2,296,418
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series 2018 S 3, 5% 7/15/2043	1,475,000	1,524,203
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series 2019 S 1, 5% 7/15/2045	1,000,000	1,027,086
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series FISCAL 2020S1 SUBS1B, 3% 7/15/2049	3,000,000	2,259,632
Westchester County Local Development Corp 6.375% 12/1/2055 (c)	175,000	181,142
Westchester County Local Development Corp 6.5% 12/1/2065 (c)	500,000	518,108
TOTAL GENERAL OBLIGATIONS		75,258,367
Health Care - 0.2%
Albany NY Cap Resrce Corp Rev (Albany Medical Center, NY Proj.) Series 2025A, 5.5% 5/1/2055	715,000	762,493
Broome County Local Development Corp (United Hlth Svc Hosp Inc Proj.) Series 2020, 3% 4/1/2036 (Assured Guaranty Inc Insured)	380,000	353,807
Broome County Local Development Corp (United Hlth Svc Hosp Inc Proj.) Series 2020, 3% 4/1/2037 (Assured Guaranty Inc Insured)	320,000	292,346
Dutchess Cnty NY Loc Dev Corp Rev (Nuvance Health Proj.) Series 2019B, 4% 7/1/2049	1,000,000	870,863
Huntington NY Loc Dev Corp Rev Series 2021 B, 4% 7/1/2027	50,000	49,439
Jefferson County Civic Facility Development Corp (Samaritan Medical Center Proj.) 4% 11/1/2047	580,000	439,230
Jefferson County Civic Facility Development Corp (Samaritan Medical Center Proj.) Series 2017A, 5% 11/1/2037	500,000	497,941
Jefferson County Civic Facility Development Corp Series 2017A, 4% 11/1/2032	100,000	95,595
New York St Dorm Auth Revs Non St Supportd Debt (Garnet Hlth Med Ctr Proj.) 5% 12/1/2027 (c)	2,200,000	2,201,306
New York St Dorm Auth Revs Non St Supportd Debt (Garnet Hlth Med Ctr Proj.) 5% 12/1/2028 (c)	1,000,000	1,000,992
New York St Dorm Auth Revs Non St Supportd Debt (Garnet Hlth Med Ctr Proj.) 5% 12/1/2030 (c)	200,000	200,059
New York St Dorm Auth Revs Non St Supportd Debt (Garnet Hlth Med Ctr Proj.) 5% 12/1/2031 (c)	200,000	199,617
New York St Dorm Auth Revs Non St Supportd Debt (Garnet Hlth Med Ctr Proj.) Series 2017, 5% 12/1/2032 (c)	750,000	745,023
New York St Dorm Auth Revs Non St Supportd Debt (Garnet Hlth Med Ctr Proj.) Series 2017, 5% 12/1/2034 (c)	200,000	196,372
New York St Dorm Auth Revs Non St Supportd Debt (Garnet Hlth Med Ctr Proj.) Series 2017, 5% 12/1/2036 (c)	200,000	192,985
New York St Dorm Auth Revs Non St Supportd Debt (Garnet Hlth Med Ctr Proj.) Series 2017, 5% 12/1/2037 (c)	700,000	669,109
New York St Dorm Auth Revs Non St Supported Debt (Memorial Sloan-Kettering Cancer Center Proj.) Series 2022 1 B, 4% 7/1/2051	3,000,000	2,719,003
New York St Dorm Auth Revs Non St Supported Debt (Montefiore Medical Center Proj.) Series 2020A, 4% 9/1/2050	250,000	208,712
New York St Dorm Auth Revs Non St Supported Debt (Montefiore Medical Center Proj.) Series 2024, 5.5% 11/1/2044	310,000	330,408
New York St Dorm Auth Revs Non St Supported Debt (New York University Hospital Center Proj.) Series 2020A, 3% 7/1/2048	2,500,000	1,894,976
New York St Dorm Auth Revs Non St Supported Debt (New York University Hospital Center Proj.) Series 2020A, 4% 7/1/2053	250,000	216,065
New York St Dorm Auth Revs Non St Supported Debt (White Plains Hosp Proj.) Series 2024, 5.5% 10/1/2054	1,705,000	1,806,301
New York St Dorm Auth Revs Non St Supported Debt Series 2022 A, 4% 5/1/2045	1,185,000	1,107,741
New York State Dormitory Authority (Garnet Hlth Med Ctr Proj.) Series 2015, 5% 12/1/2040 (c)	1,200,000	1,153,005
Niagara NY Area Dev Corp Rev (Catholic Health System Proj.) 4.5% 7/1/2052	610,000	512,398
Niagara NY Area Dev Corp Rev (Catholic Health System Proj.) 5% 7/1/2052	325,000	294,039
Oneida County Local Development Corp (Mohawk Valley Health System Proj.) 4% 12/1/2032 (Assured Guaranty Inc Insured)	55,000	55,913
Oneida County Local Development Corp (Mohawk Valley Health System Proj.) 4% 12/1/2049 (Assured Guaranty Inc Insured)	1,000,000	897,890
Oneida County Local Development Corp (Mohawk Valley Health System Proj.) 5% 12/1/2026 (Assured Guaranty Inc Insured)	105,000	105,312
Oneida County Local Development Corp (Mohawk Valley Health System Proj.) 5% 12/1/2030 (Assured Guaranty Inc Insured)	85,000	89,827
Oneida County Local Development Corp (Mohawk Valley Health System Proj.) Series 2019A, 3% 12/1/2044 (Assured Guaranty Inc Insured)	300,000	229,084
Rockland County Economic Assistance Corp 7.5% 11/1/2055	1,350,000	1,433,684
Suffolk Cnty NY Economic Dev Corp Rev (St Johnland Assisted Living Proj.) Series 2021, 4.625% 11/1/2031 (c)	150,000	144,569
Suffolk Cnty NY Economic Dev Corp Rev (St Johnland Assisted Living Proj.) Series 2021, 5.375% 11/1/2054 (c)	625,000	507,162
Westchester County Local Development Corp (Westchester Cnty NY Healthcare Proj.) Series 2023, 5% 11/1/2047 (Assured Guaranty Inc Insured)	455,000	470,235
Westchester County Local Development Corp (Westchester Cnty NY Healthcare Proj.) Series 2023, 5% 11/1/2051	500,000	506,062
Westchester County Local Development Corp Series 2023, 5.75% 11/1/2048 (Assured Guaranty Inc Insured)	805,000	867,650
Westchester County Local Development Corp Series 2023, 5.75% 11/1/2049	1,000,000	1,075,122
TOTAL HEALTH CARE		25,392,335
Housing - 0.1%
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2014G, 3.9% 5/1/2045	925,000	871,178
New York City Housing Development Corp Series 2018 K, 3.95% 11/1/2043	1,000,000	975,322
New York City Housing Development Corp Series 2019 A1, 4.15% 11/1/2038	1,500,000	1,488,913
New York City Housing Development Corp Series 2022 A, 2.5% 11/1/2042 (g)	1,500,000	1,311,960
New York City Housing Development Corp Series 2025 C 2, 3.75% tender 5/1/2065 (g)	1,050,000	1,063,052
New York NY City Hsg Dev Corp Rev Series 2023 A, 4.8% 2/1/2053	4,345,000	4,355,846
New York St Hsg Fin Agy 1.1% tender 11/1/2061 (g)	1,775,000	1,733,026
New York St Hsg Fin Agy Rev 1.64% 5/1/2035, LOC Freddie Mac Non Gold Pool VRDN (g)	300,000	300,000
New York St Hsg Fin Agy Series 2020 C, 4.2% 11/1/2054	1,000,000	942,385
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2019 J, 3.05% 11/1/2049	880,000	667,790
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 F 1, 2.4% 11/1/2046	1,200,000	829,082
NY City Hsg Dev Corp Multifamily Hsg Rev Series 2022 G, 4.85% 11/1/2053	1,940,000	1,947,493
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) Series 221, 3.5% 10/1/2032 (h)	50,000	49,838
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) Series 227, 2.3% 10/1/2040	750,000	599,743
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) Series 242, 3.25% 10/1/2047	750,000	615,399
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) Series 242, 3.3% 10/1/2047	750,000	617,369
TOTAL HOUSING		18,368,396
Industrial Development - 0.3%
Build Nyc Resource Corp NY Solid Waste Disp Rev Series 2014, 5% 1/1/2035 (c)(h)	340,000	340,440
Glen Cove NY Loc Economic Assistance Corp Rev Series A, 5% 1/1/2056	1,255,000	1,032,521
Glen Cove NY Loc Economic Assistance Corp Rev Series B, 0% 1/1/2045 (b)	6,200,000	1,950,043
Glen Cove NY Loc Economic Assistance Corp Rev Series C, 5.625% 1/1/2055 (i)	2,395,000	2,187,894
MTA Hudson Rail Yards Trust Series 2016 A, 5% 11/15/2056	4,090,000	4,089,944
New York Liberty Dev Corp (One Bryant Part LLC Proj.) Series 2019 CL 1, 2.45% 9/15/2069	1,800,000	1,735,468
New York Liberty Dev Corp 3% 2/15/2042	4,000,000	3,366,328
New York Liberty Dev Corp Series 2019 CL 3, 2.8% 9/15/2069	840,000	790,704
New York Liberty Dev Corp Series 2021, 3% 2/15/2042	3,020,000	2,515,568
New York Liberty Dev Corp Series 2021, 4% 2/15/2043	1,325,000	1,302,611
New York Liberty Dev Corp Series 2021, 4% 2/15/2043	275,000	271,860
New York Liberty Dev Corp Series 2022 A CL1, 3% 9/15/2043	2,350,000	1,973,948
New York Liberty Dev Corp Series 2022 A CL1, 3.125% 9/15/2050	650,000	487,968
New York Liberty Dev Corp Series CLASS 1, 5% 11/15/2044 (c)	8,505,000	8,511,845
New York Liberty Dev Corp Series CLASS 2, 5.15% 11/15/2034 (c)	1,840,000	1,841,572
New York Liberty Dev Corp Series CLASS 2, 5.375% 11/15/2040 (c)	6,065,000	6,069,129
New York Liberty Dev Corp Series CLASS 3, 7.25% 11/15/2044 (c)	2,000,000	2,002,996
Schenectady County Capital Resource Corp Series 2025 A, 5.5% 1/1/2057	455,000	477,331
TOTAL INDUSTRIAL DEVELOPMENT		40,948,170
Lease Revenue - 0.0%
New York Liberty Dev Corp Series 2021A, 2.75% 11/15/2041	1,660,000	1,323,254
New York Liberty Dev Corp Series 2021A, 2.875% 11/15/2046	1,500,000	1,132,294
New York Twy Auth Pers Income Tax Rev (New York State Pit Proj.) Series 2021A 1, 4% 3/15/2053	2,200,000	1,982,083
TOTAL LEASE REVENUE		4,437,631
Other - 0.1%
Monroe Cnty N Y Indl Dev Agy Multifamily Tax-Exempt Mtg-Bkdbds Series 2022A, 4.84% 11/1/2040	4,626,678	4,866,371
Nassau Cnty NY Indl Dev Agy Continuing Care Retirement Cmnty Rev Series 2021 B, 5% 1/1/2058 (f)(g)(l)	3,260,000	0
New York City Trust Cultural Resources Rev (Whitney Museum of American Art Proj.) 5% 7/1/2031	2,630,000	2,872,271
New York NY City Hsg Dev Corp Multifamily Mtg Rev Series 2024 CL F Class F, 5.25% 12/15/2031	1,676,470	1,727,766
New York NY City Hsg Dev Corp Multifamily Mtg Rev Series 8SPR Class E, 4.375% 12/15/2031	1,888,890	1,919,968
New York St Dorm Auth Revs Non St Supported Debt Series 2022 A, 5% 10/1/2036	3,080,000	3,310,460
New York Transportation Development Corp 5% 12/1/2040 (h)	250,000	264,732
New York Transportation Development Corp Series 2024, 5% 6/30/2060 (h)	1,100,000	1,105,297
Onondaga NY Civic Dev Corp 5.25% 12/1/2045	1,150,000	1,267,327
Riverhead IDA Economic Job Development Corp Series 2023, 4.5% 2/1/2041	4,655,436	4,757,310
Westchester County Local Development Corp Series 2022B, 5% 1/1/2051	500,000	502,741
TOTAL OTHER		22,594,243
Resource Recovery - 0.0%
New York St Env Fac Corp Swdr Series 2020 R 1, 4.25% tender 9/1/2050 (c)(g)(h)	250,000	254,091
New York St Env Fac Corp Swdr Series 2020 R 2, 5.125% tender 9/1/2050 (c)(g)(h)	1,150,000	1,208,059
TOTAL RESOURCE RECOVERY		1,462,150
Special Tax - 2.5%
Hudson Yds Infrastructure Corp NY Rev Series 2017 A, 5% 2/15/2033	200,000	202,940
Hudson Yds Infrastructure Corp NY Rev Series 2017 A, 5% 2/15/2035	1,445,000	1,464,823
Hudson Yds Infrastructure Corp NY Rev Series 2017 A, 5% 2/15/2039	950,000	960,975
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 11/1/2038	4,575,000	5,086,474
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 5/1/2049	2,510,000	2,605,625
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5.25% 11/1/2045	2,000,000	2,184,302
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5.25% 11/1/2048	9,155,000	9,716,333
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5.5% 11/1/2051	850,000	913,764
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5.5% 5/1/2052	2,500,000	2,671,486
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024 B, 5% 5/1/2040	3,835,000	4,165,175
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024 B, 5% 5/1/2041	5,570,000	6,023,154
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024 B, 5% 5/1/2042	5,000,000	5,400,988
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024F SUB F 1, 5.25% 2/1/2053	1,745,000	1,822,336
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 I, 5.5% 11/1/2054 (j)	1,000,000	1,078,941
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 SUB A 1, 5.25% 5/1/2047	2,000,000	2,147,206
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 SUB F 1, 5% 2/1/2045	1,655,000	1,779,633
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 SUB F 1, 5% 2/1/2046	1,535,000	1,633,988
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 SUB F 1, 5% 2/1/2047	4,465,000	4,702,199
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 SUB F 1, 5% 2/1/2050	2,345,000	2,438,917
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 SUB F 1, 5.25% 2/1/2052	1,655,000	1,745,434
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 SUB F 1, 5.5% 2/1/2048	4,000,000	4,359,506
New York City Transitional Finance Authority (New York State Sales Tax Rev Proj.) Series FISCAL 2024 C, 5.25% 5/1/2048	1,500,000	1,582,392
New York City Transitional Finance Authority 5.5% 11/1/2049	2,335,000	2,512,312
New York NY City Ida Rev (Queens Ballpark Company LLC Proj.) Series 2021A, 3% 1/1/2046 (Assured Guaranty Inc Insured)	2,250,000	1,775,465
New York NY City Ida Rev (Yankees Hldgs LP Proj.) Series 2020 A, 3% 3/1/2040 (Assured Guaranty Inc Insured)	845,000	748,846
New York NY City Ida Rev (Yankees Hldgs LP Proj.) Series 2020 A, 3% 3/1/2049 (Assured Guaranty Inc Insured)	500,000	372,772
New York NY City Ida Rev (Yankees Hldgs LP Proj.) Series 2020 A, 4% 3/1/2045	615,000	572,624
New York NY City Ida Rev (Yankees Hldgs LP Proj.) Series 2020 A, 4% 3/1/2045 (Assured Guaranty Inc Insured)	1,265,000	1,213,196
New York NY City Ida Rev Series 2020 A, 3% 3/1/2049	450,000	336,544
New York NY City Transitional Fin Auth Rev 2.85% 8/1/2045 (Liquidity Facility JPMorgan Chase Bank NA) VRDN (g)	300,000	300,000
New York NY City Transitional Fin Auth Rev 4% 11/1/2037	440,000	449,108
New York NY City Transitional Fin Auth Rev 4% 11/1/2042	775,000	756,002
New York NY City Transitional Fin Auth Rev 4% 8/1/2045	1,885,000	1,811,765
New York NY City Transitional Fin Auth Rev 5.5% 11/1/2045	3,315,000	3,593,592
New York NY City Transitional Fin Auth Rev Series 2017, 5% 5/1/2042	5,120,000	5,181,840
New York NY City Transitional Fin Auth Rev Series 2018 A 2, 5% 8/1/2039	1,530,000	1,557,083
New York NY City Transitional Fin Auth Rev Series 2022 F 1, 5% 2/1/2047	5,000,000	5,158,370
New York NY City Transitional Fin Auth Rev Series B 1, 5% 8/1/2034	110,000	114,482
New York NY City Transitional Fin Auth Rev Series B 1, 5% 8/1/2036	2,050,000	2,126,796
New York NY City Transitional Fin Auth Rev Series B 1, 5% 8/1/2038	1,475,000	1,525,908
New York NY City Transitional Fin Auth Rev Series C 3, 5% 5/1/2041	3,750,000	3,854,867
New York NY City Transitional Fin Auth Rev Series FISCAL 2020 B 1, 3% 11/1/2047	1,000,000	760,784
New York NY City Transitional Fin Auth Rev Series FISCAL 2020 B 1, 4% 11/1/2041	2,200,000	2,170,708
New York NY City Transitional Fin Auth Rev Series FISCAL 2020C SUB C 1, 4% 5/1/2036	425,000	436,125
New York NY City Transitional Fin Auth Rev Series FISCAL 2020C SUB C 1, 4% 5/1/2039	745,000	753,677
New York NY City Transitional Fin Auth Rev Series FISCAL 2020C SUB C 1, 4% 5/1/2045	845,000	812,173
New York NY City Transitional Fin Auth Rev Series FISCAL 2021 A, 4% 11/1/2034	210,000	217,246
New York NY City Transitional Fin Auth Rev Series FISCAL 2021 E 1, 4% 2/1/2046	2,960,000	2,789,613
New York NY City Transitional Fin Auth Rev Series FISCAL 2021 E 1, 4% 2/1/2049	575,000	526,695
New York NY City Transitional Fin Auth Rev Series FISCAL 2021C SUB C 1, 4% 5/1/2039	1,475,000	1,492,180
New York NY City Transitional Fin Auth Rev Series FISCAL 2021C SUB C 1, 4% 5/1/2044	1,100,000	1,066,118
New York NY City Transitional Fin Auth Rev Series FISCAL 2021C SUB C 1, 4% 5/1/2045	2,135,000	2,052,060
New York NY City Transitional Fin Auth Rev Series FISCAL 2022 A 1, 4% 11/1/2038	790,000	803,397
New York NY City Transitional Fin Auth Rev Series FISCAL 2022 D SUB D1, 5% 11/1/2040	5,440,000	5,613,524
New York NY City Transitional Fin Auth Rev Series FISCAL 2022C SUB C 1, 5% 2/1/2047	2,485,000	2,563,710
New York NY City Transitional Fin Auth Rev Series FISCAL 2023F SUB F 1, 5.25% 2/1/2040	2,000,000	2,193,218
New York NY City Transitional Fin Auth Rev Series FISCAL 2024A SUB A 1, 5% 5/1/2039	2,000,000	2,172,155
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) 5% 3/15/2041	11,945,000	12,986,166
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) 5% 3/15/2050	1,875,000	1,947,629
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2016 A, 5% 3/15/2035	1,785,000	1,795,393
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2017 A, 5% 3/15/2040	5,000,000	5,063,903
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2018 A, 5% 3/15/2043	2,410,000	2,466,546
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2018 E GROUP 3, 5% 3/15/2043	6,275,000	6,461,486
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2018 E, 5% 3/15/2044	495,000	508,442
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2024 B, 5% 3/15/2031	6,475,000	7,170,987
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2024 B, 5% 3/15/2036	2,220,000	2,556,502
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2024 B, 5% 3/15/2038	2,360,000	2,669,205
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2025A, 5% 3/15/2045	700,000	753,819
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2025A, 5% 3/15/2055	10,000,000	10,313,652
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) 3% 3/15/2050	3,275,000	2,422,059
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) 4% 3/15/2047	260,000	242,763
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) 4% 3/15/2049	2,000,000	1,838,879
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) 5% 2/15/2031	65,000	65,996
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2019 D, 3% 2/15/2049	3,295,000	2,471,084
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2019 D, 4% 2/15/2039	1,000,000	1,003,616
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2019 D, 4% 2/15/2040	4,085,000	4,087,150
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2019 D, 4% 2/15/2047	7,485,000	6,986,465
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2019A, 5% 3/15/2045	2,450,000	2,526,075
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2021 E, 4% 3/15/2039	2,500,000	2,513,992
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2021 E, 4% 3/15/2045	5,890,000	5,670,217
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2022 A, 4% 3/15/2039	2,370,000	2,383,264
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2022 A, 4% 3/15/2040	2,535,000	2,537,423
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2022 A, 5% 3/15/2046	3,180,000	3,326,523
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 4% 3/15/2054	3,000,000	2,706,973
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2032	6,245,000	6,996,425
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2041	1,000,000	1,096,448
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2042	2,875,000	3,132,168
New York St Dorm Auth St Pers Income Tax Rev Series 2021 E, 3% 3/15/2041	1,000,000	875,657
New York St Dorm Auth St Pers Income Tax Rev Series 2021 E, 4% 3/15/2042	3,925,000	3,898,313
New York St Urban Dev Corp Rev (New York State Pit Proj.) Series 2017C, 4% 3/15/2043	3,440,000	3,343,688
New York St Urban Dev Corp Rev (New York State Pit Proj.) Series 2017C, 4% 3/15/2045	3,155,000	2,997,034
New York State Dormitory Authority (New York State Pit Proj.) Series 2024A, 5.25% 3/15/2052	2,165,000	2,275,593
New York State Dormitory Authority Series 2017B GRP 3, 5% 2/15/2041	2,265,000	2,300,572
New York State Urban Development Corp (New York State Pit Proj.) 3% 3/15/2048	1,750,000	1,319,607
New York State Urban Development Corp (New York State Pit Proj.) 4% 3/15/2042	2,135,000	2,127,883
New York State Urban Development Corp (New York State Pit Proj.) 4% 3/15/2049	2,175,000	2,019,780
New York State Urban Development Corp (New York State Pit Proj.) 5% 3/15/2047	1,475,000	1,518,986
New York State Urban Development Corp (New York State Pit Proj.) Series 2020 A, 4% 3/15/2039	1,280,000	1,290,481
New York State Urban Development Corp (New York State Pit Proj.) Series 2020 A, 4% 3/15/2045	80,000	78,014
New York State Urban Development Corp (New York State Pit Proj.) Series 2020 A, 4% 3/15/2049	505,000	468,961
New York State Urban Development Corp (New York State Pit Proj.) Series 2020E, 4% 3/15/2044	4,685,000	4,610,732
New York State Urban Development Corp (New York State Pit Proj.) Series 2020E, 4% 3/15/2045	6,525,000	6,363,063
New York State Urban Development Corp (New York State Pit Proj.) Series 2022A, 5% 3/15/2043	10,000,000	10,658,072
New York State Urban Development Corp Series 2020E, 4% 3/15/2043	350,000	347,686
New York Twy Auth Pers Income Tax Rev (New York State Pit Proj.) Series 2025 A, 5% 3/15/2040	1,035,000	1,163,754
New York Twy Auth Pers Income Tax Rev Series 2025 A, 5% 3/15/2043	2,500,000	2,745,422
New York Urban Dev Corp Sales Tax Rev (New York State Sales Tax Rev Proj.) 5% 3/15/2049	15,000,000	15,563,324
New York Urban Dev Corp Sales Tax Rev (New York State Sales Tax Rev Proj.) Series 2019 A, 3% 3/15/2049	2,000,000	1,496,095
New York Urban Dev Corp Sales Tax Rev (New York State Sales Tax Rev Proj.) Series 2019 A, 5% 3/15/2037	3,405,000	3,598,295
New York Urban Dev Corp Sales Tax Rev (New York State Sales Tax Rev Proj.) Series 2021 A, 3% 3/15/2050	300,000	221,868
NY Convention Ctr Dev Corp Rev Series 2015, 5% 11/15/2029	280,000	280,353
NY Mta Dedicated Tax Fund 5% 11/15/2047	1,805,000	1,816,279
NY Mta Dedicated Tax Fund Series 2012A, 0% 11/15/2032 (b)	355,000	289,505
NY Mta Dedicated Tax Fund Series 2022A, 5% 11/15/2045	250,000	262,289
NY Mta Dedicated Tax Fund Series 2024 B 1, 4% 11/15/2054	6,000,000	5,408,702
NY Mta Dedicated Tax Fund Series 2024 B 1, 5% 11/15/2050	2,800,000	2,906,261
NY Payroll Mobility Tax 5% 5/15/2051	12,490,000	12,765,056
NY Payroll Mobility Tax Series 2021 B 1, 4% 5/15/2056	115,000	102,294
NY Payroll Mobility Tax Series 2021 SUB C 3, 3% 5/15/2051	1,500,000	1,121,390
NY Payroll Mobility Tax Series 2022 D 2, 5.5% 5/15/2052	4,000,000	4,262,747
NY Payroll Mobility Tax Series 2022 SUB D 2, 5.25% 5/15/2047	4,000,000	4,254,574
NY Payroll Mobility Tax Series 2022A, 5% 5/15/2052	1,700,000	1,864,020
Oneida Indian Nation NY Tax Rev Series 2024B, 6% 9/1/2043 (c)	1,200,000	1,299,733
Syracuse NY Indl Dev Agy Pilot Rev Series 2016 A, 5% 1/1/2028 (h)	355,000	322,246
Syracuse NY Indl Dev Agy Pilot Rev Series 2016 A, 5% 1/1/2029 (h)	520,000	458,592
Syracuse NY Indl Dev Agy Pilot Rev Series 2016 A, 5% 1/1/2030 (h)	395,000	345,066
Syracuse NY Indl Dev Agy Pilot Rev Series 2016 A, 5% 1/1/2031 (h)	490,000	425,905
Syracuse NY Indl Dev Agy Pilot Rev Series 2016 A, 5% 1/1/2032 (h)	910,000	770,648
Syracuse NY Indl Dev Agy Pilot Rev Series 2016 A, 5% 1/1/2033 (h)	805,000	665,559
Syracuse NY Indl Dev Agy Pilot Rev Series 2016 A, 5% 1/1/2034 (h)	720,000	582,919
Syracuse NY Indl Dev Agy Pilot Rev Series 2016 A, 5% 1/1/2035 (h)	960,000	762,108
Syracuse NY Indl Dev Agy Pilot Rev Series 2016 A, 5% 1/1/2036 (h)	310,000	241,193
Triborough Brdg & Tunl Auth NY Sales Tax Rev Series 2023A, 5% 5/15/2048	2,000,000	2,083,640
Triborough Brdg & Tunl Auth NY Sales Tax Rev Series 2023A, 5% 5/15/2053	1,500,000	1,545,504
Triborough Brdg & Tunl NY Rett Series 2025 A, 5% 12/1/2041	1,130,000	1,258,815
TOTAL SPECIAL TAX		349,151,074
Tobacco Bonds - 0.0%
Erie Cnty NY Tobacco Securitization Corp 0% 6/1/2047 (b)	2,500,000	534,290
Suffolk Tobacco Asset Securitization Corp NY Tobacco Settlement Series 2021 B 2, 0% 6/1/2066 (b)	2,700,000	225,826
Tobacco Settlement Asset Securitization Corp NY Rev Series A, 5% 6/1/2032	3,000,000	3,047,114
Tobacco Settlement Asset Securitization Corp NY Rev Series A, 5% 6/1/2033	1,100,000	1,116,172
Tobacco Settlement Asset Securitization Corp NY Rev Series A, 5% 6/1/2041	1,750,000	1,762,154
TOTAL TOBACCO BONDS		6,685,556
Transportation - 1.9%
Build NYC Resource Corp (TrIPs Obligated Group Proj.) 5.5% 7/1/2050 (h)	1,060,000	1,100,117
Metropolitan Transn Auth NY Rv 4% 11/15/2046	11,005,000	10,213,626
Metropolitan Transn Auth NY Rv 4% 11/15/2047	130,000	118,717
Metropolitan Transn Auth NY Rv 5.25% 11/15/2026 (Assured Guaranty Inc Insured)	1,180,000	1,193,281
Metropolitan Transn Auth NY Rv Series 2015 A 2, 5% tender 11/15/2045 (g)	2,195,000	2,351,378
Metropolitan Transn Auth NY Rv Series 2016 D, 5% 11/15/2027	250,000	252,376
Metropolitan Transn Auth NY Rv Series 2017 C 2, 0% 11/15/2029 (b)	125,000	112,426
Metropolitan Transn Auth NY Rv Series 2017 C 2, 0% 11/15/2033 (b)	315,000	243,370
Metropolitan Transn Auth NY Rv Series 2017 D, 5% 11/15/2033	1,140,000	1,180,479
Metropolitan Transn Auth NY Rv Series 2017 D, 5% 11/15/2035	130,000	134,204
Metropolitan Transn Auth NY Rv Series 2017C 1, 4% 11/15/2037	785,000	786,313
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2027	1,035,000	1,070,547
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2034	95,000	98,245
Metropolitan Transn Auth NY Rv Series 2020 A 1, 4% 11/15/2046	750,000	687,509
Metropolitan Transn Auth NY Rv Series 2020 A 1, 4% 11/15/2050 (Assured Guaranty Inc Insured)	450,000	402,439
Metropolitan Transn Auth NY Rv Series 2020 A 1, 4% 11/15/2051	250,000	218,075
Metropolitan Transn Auth NY Rv Series 2020 A 1, 5% 11/15/2049	2,750,000	2,779,030
Metropolitan Transn Auth NY Rv Series 2020 C 1, 5.25% 11/15/2055	600,000	610,200
Metropolitan Transn Auth NY Rv Series 2020 D, 4% 11/15/2050	2,600,000	2,294,954
Metropolitan Transn Auth NY Rv Series 2020 D, 5% 11/15/2044	1,850,000	1,907,397
Metropolitan Transn Auth NY Rv Series 2020 E, 4% 11/15/2045	2,550,000	2,373,177
Metropolitan Transn Auth NY Rv Series 2020 E, 5% 11/15/2033	540,000	586,518
Metropolitan Transn Auth NY Rv Series 2021 A 1, 4% 11/15/2045	900,000	837,171
Metropolitan Transn Auth NY Rv Series 2021 A 1, 4% 11/15/2046	250,000	229,170
Metropolitan Transn Auth NY Rv Series 2021 A 1, 4% 11/15/2049	650,000	574,119
Metropolitan Transn Auth NY Rv Series 2024A, 5.25% 11/15/2049	1,000,000	1,041,268
Metropolitan Transn Auth NY Rv Series A 2, 5% 11/15/2027	250,000	252,376
Metropolitan Transn Auth NY Rv Series C 2, 4% 11/15/2038	360,000	355,046
New York Liberty Dev Corp (4 World Trade Center LLC Proj.) Series 2021A, 2.875% 11/15/2046	5,000,000	3,724,450
New York Liberty Dev Corp (4 World Trade Center LLC Proj.) Series 2021A, 3% 11/15/2051 (Build America Mutual Assurance Co Insured)	250,000	184,420
New York NY City Indl Dev Agy Arpt Facs Rev (Transportation Infrastructure Properties, LLC Proj.) Series 2012A, 5% 7/1/2028 (h)	290,000	290,175
New York St Twy Auth Gen Rev Series 2019 B, 4% 1/1/2038	3,400,000	3,425,376
New York St Twy Auth Gen Rev Series 2019 B, 4% 1/1/2045	1,465,000	1,418,667
New York St Twy Auth Gen Rev Series 2019 B, 4% 1/1/2050	250,000	229,213
New York St Twy Auth Gen Rev Series O, 3% 1/1/2051	1,500,000	1,117,247
New York Transn Dev Corp Exempt Fac Rev Series 2021, 4% 10/31/2046 (h)	3,885,000	3,571,756
New York Transn Dev Corp Exempt Fac Rev Series 2021, 4% 4/30/2053 (h)	825,000	729,198
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2018, 4% 1/1/2036 (h)	280,000	278,296
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2018, 5% 1/1/2027 (h)	4,000,000	4,048,770
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2018, 5% 1/1/2030 (h)	435,000	446,864
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2018, 5% 1/1/2031 (h)	1,735,000	1,779,284
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2018, 5% 1/1/2032 (h)	3,510,000	3,593,607
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2018, 5% 1/1/2033 (h)	260,000	265,657
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2018, 5% 1/1/2034 (h)	1,190,000	1,214,038
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2018, 5% 1/1/2036 (h)	710,000	722,373
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2020, 4.375% 10/1/2045 (h)	3,535,000	3,379,967
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2020, 5% 10/1/2035 (h)	990,000	1,032,309
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2020, 5% 10/1/2040 (h)	3,655,000	3,753,070
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2023, 5.625% 4/1/2040 (h)	4,535,000	4,815,930
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2023, 6% 4/1/2035 (h)	3,800,000	4,191,611
New York Transportation Development Corp (Jfk International Air Terminal Proj.) 4% 12/1/2039 (h)	105,000	101,098
New York Transportation Development Corp (Jfk International Air Terminal Proj.) 4% 12/1/2042 (h)	1,380,000	1,287,911
New York Transportation Development Corp (Jfk International Air Terminal Proj.) 5% 12/1/2036 (h)	5,000	5,223
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 4% 12/1/2040	480,000	467,477
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2032	375,000	404,855
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2035	480,000	512,768
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2037	290,000	306,438
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2030 (h)	2,000,000	2,131,658
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2032 (h)	995,000	1,076,812
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2033 (h)	2,795,000	3,011,953
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2034 (h)	1,935,000	2,075,979
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2035 (h)	845,000	902,265
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2036 (h)	575,000	610,911
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2037 (h)	1,535,000	1,623,580
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2038 (h)	5,220,000	5,498,979
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2039 (h)	4,800,000	5,036,713
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2040 (h)	2,410,000	2,518,297
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2041 (h)	2,190,000	2,279,551
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2042 (h)	1,345,000	1,392,442
New York Transportation Development Corp (Jfk Intl New Terminal One Proj.) 5% 6/30/2049 (Assured Guaranty Inc Insured) (h)	1,625,000	1,631,870
New York Transportation Development Corp (Jfk Intl New Terminal One Proj.) 5% 6/30/2054 (Assured Guaranty Inc Insured) (h)	2,455,000	2,464,953
New York Transportation Development Corp (Jfk Intl New Terminal One Proj.) 5.125% 6/30/2060 (Assured Guaranty Inc Insured) (h)	15,815,000	15,896,465
New York Transportation Development Corp (Jfk Intl New Terminal One Proj.) 5.25% 6/30/2060 (Assured Guaranty Inc Insured) (h)	3,230,000	3,274,066
New York Transportation Development Corp (Jfk Intl New Terminal One Proj.) 5.375% 6/30/2060 (h)	9,655,000	9,695,830
New York Transportation Development Corp (Jfk Intl New Terminal One Proj.) 5.5% 6/30/2038 (h)	2,000,000	2,130,345
New York Transportation Development Corp (Jfk Intl New Terminal One Proj.) 5.5% 6/30/2042 (Assured Guaranty Inc Insured) (h)	3,170,000	3,366,977
New York Transportation Development Corp (Jfk Intl New Terminal One Proj.) 5.5% 6/30/2054 (h)	11,540,000	11,694,087
New York Transportation Development Corp (Jfk Intl New Terminal One Proj.) 6% 6/30/2054 (h)	11,655,000	12,144,750
New York Transportation Development Corp (Jfk Intl Terminal 6 Proj.) 0% 12/31/2054 (Assured Guaranty Inc Insured) (h)(i)	2,355,000	1,558,904
New York Transportation Development Corp (Jfk Intl Terminal 6 Proj.) 4.5% 12/31/2054 (Assured Guaranty Inc Insured) (h)	2,500,000	2,401,480
New York Transportation Development Corp (Jfk Intl Terminal 6 Proj.) 5.25% 12/31/2054 (Assured Guaranty Inc Insured) (h)	12,695,000	13,010,929
New York Transportation Development Corp (Jfk Intl Terminal 6 Proj.) 5.5% 12/31/2054 (h)	7,055,000	7,213,995
New York Transportation Development Corp (Jfk Intl Terminal 6 Proj.) 5.5% 12/31/2060 (h)	8,590,000	8,719,855
New York Transportation Development Corp (Laguardia Gateway Prtnrs Terminal B Proj.) Series 2016 A, 4% 7/1/2035 (Assured Guaranty Inc Insured) (h)	2,000,000	1,994,713
New York Transportation Development Corp (Laguardia Gateway Prtnrs Terminal B Proj.) Series 2016 A, 5% 7/1/2034 (h)	520,000	520,360
New York Transportation Development Corp (Laguardia Gateway Prtnrs Terminal B Proj.) Series 2016 A, 5% 7/1/2041 (h)	1,525,000	1,525,511
New York Transportation Development Corp (Laguardia Gateway Prtnrs Terminal B Proj.) Series 2016 A, 5% 7/1/2046 (h)	12,225,000	12,224,852
New York Transportation Development Corp 5% 12/1/2027 (h)	750,000	771,403
New York Transportation Development Corp 5% 12/1/2028 (h)	750,000	785,185
New York Transportation Development Corp 5% 12/1/2029 (h)	400,000	425,477
New York Transportation Development Corp Series 2016, 5% 8/1/2026 (h)	460,000	460,283
New York Transportation Development Corp Series 2016, 5% 8/1/2031 (h)	2,210,000	2,209,929
New York Transportation Development Corp Series 2020, 5.25% 8/1/2031 (h)	420,000	438,254
New York Transportation Development Corp Series 2020, 5.375% 8/1/2036 (h)	955,000	994,266
New York Transportation Development Corp Series 2021, 2.25% 8/1/2026 (h)	35,000	34,959
New York Transportation Development Corp Series 2025, 6% 6/30/2050 (Assured Guaranty Inc Insured) (h)	3,250,000	3,511,605
New York Transportation Development Corp Series 2025, 6% 6/30/2055 (h)	1,675,000	1,777,884
New York Transportation Development Corp Series 2025, 6% 6/30/2059 (h)	6,400,000	6,743,499
New York Twy Auth Pers Income Tax Rev (New York State Pit Proj.) Series 2021 A 1, 3% 3/15/2048	500,000	384,800
New York Twy Auth Pers Income Tax Rev (New York State Pit Proj.) Series 2021 A 1, 3% 3/15/2051	1,950,000	1,462,844
Port Auth NY & NJ Series 226, 5% 10/15/2038 (h)	635,000	671,748
Port Auth NY & NJ Series 231, 5.5% 8/1/2040 (h)	1,510,000	1,648,753
Triborough Brdg & Tunl NY Revs 4% 11/15/2056	3,000,000	2,668,317
Triborough Brdg & Tunl NY Revs 5% 11/15/2051	1,400,000	1,431,947
Triborough Brdg & Tunl NY Revs Series 2017 C 2, 5% 11/15/2042	2,480,000	2,536,899
Triborough Brdg & Tunl NY Revs Series 2018 A, 5% 11/15/2043	1,000,000	1,026,334
Triborough Brdg & Tunl NY Revs Series 2020 A, 5% 11/15/2049	3,710,000	3,796,573
Triborough Brdg & Tunl NY Revs Series 2026SUB A 1, 5% 11/15/2046	1,000,000	1,067,865
Triborough Brdg & Tunl NY Revs Series 2026SUB A 1, 5.25% 11/15/2047	1,000,000	1,082,714
Triborough Brdg & Tunl NY Revs Series B, 5% 11/15/2037	750,000	762,195
TOTAL TRANSPORTATION		257,624,391
Water & Sewer - 0.6%
New York NY Cty Muni Wtr Fin Auth 5% 6/15/2043	300,000	329,278
New York NY Cty Muni Wtr Fin Auth 5% 6/15/2052	1,060,000	1,086,492
New York NY Cty Muni Wtr Fin Auth 5.25% 6/15/2052	10,000,000	10,510,159
New York NY Cty Muni Wtr Fin Auth 5.25% 6/15/2055	3,800,000	4,006,578
New York NY Cty Muni Wtr Fin Auth 5.5% 6/15/2039	1,565,000	1,839,897
New York NY Cty Muni Wtr Fin Auth Series 2018 CC 1, 5% 6/15/2048	2,000,000	2,018,165
New York NY Cty Muni Wtr Fin Auth Series 2018 DD (DD 2), 5% 6/15/2038	8,795,000	9,046,205
New York NY Cty Muni Wtr Fin Auth Series 2018 EE, 5% 6/15/2040	5,000,000	5,137,398
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2021 DD, 4% 6/15/2036	1,285,000	1,318,609
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2022 EE, 4% 6/15/2039	2,185,000	2,211,511
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2022 EE, 5% 6/15/2045	9,100,000	9,635,930
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2022 SUB AA 1, 4% 6/15/2051	5,540,000	5,046,201
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2022 SUB BB 1, 3% 6/15/2044	2,000,000	1,657,181
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2022 SUB BB 1, 4% 6/15/2045	1,595,000	1,520,248
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2022 SUB BB 1, 5% 6/15/2044	750,000	793,349
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2023 CC, 2.85% 6/15/2053 (Liquidity Facility Barclays Bank PLC) VRDN (g)	2,950,000	2,950,000
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2023 DD, 4.125% 6/15/2046	2,000,000	1,948,940
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2026 BB, 5% 6/15/2049	8,000,000	8,371,609
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2026 BB, 5.5% 6/15/2056	10,300,000	11,154,660
New York NY Cty Muni Wtr Fin Auth Series FISCAL2024CC SUB CC1, 5.25% 6/15/2054	2,910,000	3,054,093
TOTAL WATER & SEWER		83,636,503
TOTAL NEW YORK		940,533,306
Non-state Specific - 0.1%
Housing - 0.1%
Federal Home Ln Mtg Corp Multifamily Var Rate Ctfs Series M046 Class A, 2.625% 6/15/2035 (Liquidity Facility Freddie Mac Non Gold Pool) VRDN (c)(g)	3,440,000	2,984,419
Federal Home Ln Mtg Corp Multifamily Var Rate Ctfs Series ML 34, 4.773% 12/25/2042 (g)	7,205,000	7,408,242
TOTAL HOUSING		10,392,661
Other - 0.0%
Affordable Hsg Opportunities Tr Series AH 01 1CL A, 3.528% 5/1/2039 (c)	2,290,000	1,937,575
TOTAL NON-STATE SPECIFIC		12,330,236
North Carolina - 0.7%
Education - 0.0%
North Carolina Edl Facs Fin (Duke Univ Nc Rev Proj.) 1.1% 6/1/2027 VRDN (g)	1,555,000	1,555,000
North Carolina St Ed Assistance Auth Rev Series 2023A, 5% 6/1/2043 (h)	290,000	297,475
TOTAL EDUCATION		1,852,475
General Obligations - 0.0%
Charlotte NC Ctfs Partn (Charlotte NC Proj.) Series 2019A, 4% 6/1/2039	55,000	55,651
Charlotte NC Ctfs Partn (Charlotte NC Proj.) Series 2019A, 5% 6/1/2046	845,000	867,165
Pender Cnty NC Series 2024, 3% 3/1/2041	2,145,000	1,931,765
Union Cnty NC Gen. Oblig. 2.5% 9/1/2036	590,000	530,837
TOTAL GENERAL OBLIGATIONS		3,385,418
Health Care - 0.3%
Atrium Health (Carolinas Healthcare System Proj.) Series 2007B, 2.85% 1/15/2038 (Liquidity Facility JPMorgan Chase Bank NA) VRDN (g)	5,900,000	5,900,000
Atrium Health Series 2021E, 2.8% 1/15/2042, LOC Royal Bank of Canada VRDN (g)	2,900,000	2,900,000
North Carolina Med Care Commn Health Care Facs Rev (Lutheran Retirement Ministries of Alamance County NC Proj.) 4% 3/1/2036	335,000	335,680
North Carolina Med Care Commn Health Care Facs Rev (Lutheran Retirement Ministries of Alamance County NC Proj.) Series 2021 A, 4% 3/1/2041	95,000	91,718
North Carolina Med Care Commn Health Care Facs Rev (Lutheran Retirement Ministries of Alamance County NC Proj.) Series 2021 A, 4% 3/1/2051	3,235,000	2,717,597
North Carolina Med Care Commn Health Care Facs Rev (Novant Health Inc Proj.) Series 2019A, 4% 11/1/2052	665,000	598,282
North Carolina Med Care Commn Health Care Facs Rev (Presbyterian Homes Inc Proj.) Series 2020A, 5% 10/1/2040	195,000	200,184
North Carolina Med Care Commn Health Care Facs Rev (Presbyterian Homes Inc Proj.) Series 2020A, 5% 10/1/2045	185,000	186,120
North Carolina Med Care Commn Health Care Facs Rev (Presbyterian Homes Inc Proj.) Series 2020A, 5% 10/1/2050	115,000	112,526
North Carolina Med Care Commn Health Care Facs Rev (Unc Rex Healthcare Proj.) Series 2020 A, 3% 7/1/2045	1,130,000	926,726
North Carolina Med Care Commn Health Care Facs Rev (Vidant Health Proj.) Series 2015, 5% 6/1/2040	3,730,000	3,731,930
North Carolina Med Care Commn Health Care Facs Rev (Wake Baptist Proj.) 2.55% tender 6/1/2048 (g)	2,190,000	2,190,000
North Carolina Med Care Commn Health Care Facs Rev (Wake Baptist Proj.) 5% 12/1/2029	80,000	84,277
North Carolina Med Care Commn Health Care Facs Rev (Wake Baptist Proj.) 5% 12/1/2030	80,000	84,142
North Carolina Med Care Commn Health Care Facs Rev (Wake Baptist Proj.) 5% 12/1/2032	60,000	62,867
North Carolina Med Care Commn Health Care Facs Rev (Wake Baptist Proj.) 5% 12/1/2033	45,000	47,054
North Carolina Med Care Commn Health Care Facs Rev Series 2021 A, 4% 3/1/2029	55,000	55,785
North Carolina Med Care Commn Health Care Facs Rev Series 2021 C, 4% 3/1/2036	445,000	445,904
North Carolina Med Care Commn Health Care Facs Rev Series 2021 C, 4% 3/1/2042	730,000	696,374
North Carolina Med Care Retirement Fac Rev (Maryfield, Inc Proj.) Series 2025, 5.625% 10/1/2055	360,000	367,304
North Carolina Med Care Retirement Fac Rev (Penick Village Proj.) 5.5% 9/1/2054	340,000	341,972
North Carolina Med Care Retirement Fac Rev (United Methodist Retirement Homes Proj.) Series 2025A, 5% 10/1/2050	1,000,000	1,009,211
North Carolina Med Care Retirement Fac Rev (United Methodist Retirement Homes Proj.) Series 2025A, 5.125% 10/1/2056	215,000	216,739
North Carolina Med Care Retirement Fac Rev Series 2015, 4.7% 7/1/2037	385,000	362,060
North Carolina Med Care Retirement Fac Rev Series 2015, 4.875% 7/1/2040	755,000	700,189
North Carolina Med Care Retirement Fac Rev Series 2015, 5% 7/1/2045	625,000	580,678
North Carolina Med Care Retirement Fac Rev Series 2015, 5.25% 10/1/2035	295,000	295,196
North Carolina Med Care Retirement Fac Rev Series 2015, 5.25% 10/1/2037	130,000	130,067
North Carolina Med Care Retirement Fac Rev Series 2015, 5.375% 10/1/2045	1,655,000	1,655,060
North Carolina Med Care Retirement Fac Rev Series 2016, 5% 10/1/2031	245,000	245,817
North Carolina Med Care Retirement Fac Rev Series 2016, 5% 10/1/2037	220,000	220,405
North Carolina Med Care Retirement Fac Rev Series 2017 A, 5% 7/1/2047	165,000	149,108
North Carolina Med Care Retirement Fac Rev Series 2019 A, 5% 7/1/2039	420,000	425,159
North Carolina Med Care Retirement Fac Rev Series 2019 A, 5% 7/1/2044	615,000	616,451
North Carolina Med Care Retirement Fac Rev Series 2019 A, 5% 7/1/2049	295,000	282,738
North Carolina Med Care Retirement Fac Rev Series 2021 A, 4% 1/1/2052	370,000	310,081
North Carolina Med Care Retirement Fac Rev Series 2021, 4% 9/1/2041	150,000	141,762
North Carolina Med Care Retirement Fac Rev Series 2021, 4% 9/1/2046	300,000	263,857
North Carolina Med Care Retirement Fac Rev Series 2021, 4% 9/1/2051	555,000	460,539
Northern Hosp Dist Surry Cnty Health Care Facs Rev Series 2017, 5% 10/1/2027	320,000	320,576
Northern Hosp Dist Surry Cnty Health Care Facs Rev Series 2017, 5% 10/1/2031	265,000	257,171
Northern Hosp Dist Surry Cnty Health Care Facs Rev Series 2017, 5% 10/1/2033	290,000	276,014
Unc Health Nash Series 2025, 5.25% 2/1/2055	4,775,000	4,893,718
Unc Health Nash Series 2025, 5.75% 2/1/2050	1,995,000	2,142,998
TOTAL HEALTH CARE		38,032,036
Housing - 0.1%
NC Hsg Fin Agy Homeownership Rev (NC Homeownership Proj.) Series 51, 4.375% 7/1/2043	1,255,000	1,258,714
NC Hsg Fin Agy Homeownership Rev (NC Homeownership Proj.) Series 52 A, 6.25% 1/1/2055	1,345,000	1,445,074
NC Hsg Fin Agy Homeownership Rev 4.8% 1/1/2055	1,760,000	1,777,163
NC Hsg Fin Agy Homeownership Rev 5% 7/1/2047	315,000	324,121
NC Hsg Fin Agy Homeownership Rev 6% 7/1/2053	1,120,000	1,184,721
NC Hsg Fin Agy Homeownership Rev Series 39 B, 4% 7/1/2048	270,000	270,890
NC Hsg Fin Agy Homeownership Rev Series 44, 4% 7/1/2050	135,000	135,791
NC Hsg Fin Agy Homeownership Rev Series 53 A, 6.25% 1/1/2055	2,200,000	2,367,731
North Carolina Housing Finance Agency (NC Homeownership Proj.) Series 57 A, 6.25% 1/1/2056	995,000	1,111,237
North Carolina Hsg Fin Agy (NC Homeownership Proj.) Series 59 A, 4.55% 7/1/2045	1,345,000	1,331,501
North Carolina Hsg Fin Agy (NC Homeownership Proj.) Series 59 A, 6.25% 1/1/2057	1,750,000	1,977,442
North Carolina Hsg Fin Agy Series 42, 4% 1/1/2050	295,000	296,446
TOTAL HOUSING		13,480,831
Other - 0.1%
Charlotte NC Gen. Oblig. Series 2021 A, 2% 6/1/2039	2,400,000	1,922,867
Forsyth Cnty NC Gen. Oblig. 2% 3/1/2038	5,655,000	4,574,740
Forsyth Cnty NC Gen. Oblig. 2% 3/1/2039	1,000,000	790,102
North Carolina Med Care Commn Health Care Facs Rev Series 2021 C, 4% 3/1/2030	500,000	508,719
North Carolina Med Care Retirement Fac Rev Series 2021 A, 4% 9/1/2041	150,000	146,951
North Carolina Med Care Retirement Fac Rev Series 2021 A, 4% 9/1/2047	135,000	121,870
North Carolina Med Care Retirement Fac Rev Series 2021 A, 4% 9/1/2051	135,000	116,965
North Carolina Med Care Retirement Fac Rev Series 2024 A, 5% 10/1/2044	180,000	185,302
North Carolina Med Care Retirement Fac Rev Series 2024B, 5% 9/1/2049	500,000	504,627
North Carolina Med Care Retirement Fac Rev Series 2025 A, 5.25% 1/1/2055	400,000	403,978
North Carolina Med Care Retirement Fac Rev Series 2025, 5.25% 12/1/2050	1,720,000	1,774,378
North Carolina Med Care Retirement Fac Rev Series 2026 A, 5% 1/1/2046	1,975,000	1,996,853
North Carolina Med Care Retirement Fac Rev Series 2026 A, 5% 11/1/2050	1,410,000	1,434,199
North Carolina Med Care Retirement Fac Rev Series 2026 A, 5% 11/1/2056	1,950,000	1,962,784
North Carolina Med Care Retirement Fac Rev Series 2026 A, 5.2% 1/1/2056	350,000	350,980
TOTAL OTHER		16,795,315
Transportation - 0.2%
Charlotte NC Arpt Rev Series 2019A, 4% 7/1/2044	400,000	397,890
Charlotte NC Arpt Rev Series 2019B, 4% 7/1/2044 (h)	550,000	523,985
Charlotte NC Arpt Rev Series A, 5% 7/1/2030	185,000	189,665
Charlotte NC Arpt Rev Series A, 5% 7/1/2033	185,000	189,236
Charlotte NC Arpt Rev Series A, 5% 7/1/2035	110,000	112,329
Charlotte NC Arpt Rev Series A, 5% 7/1/2037	425,000	433,322
Charlotte NC Arpt Rev Series B, 5% 7/1/2026 (h)	10,000	10,016
Charlotte NC Arpt Rev Series B, 5% 7/1/2027 (h)	25,000	25,559
Charlotte NC Arpt Rev Series B, 5% 7/1/2028 (h)	20,000	20,449
Charlotte NC Arpt Rev Series B, 5% 7/1/2029 (h)	30,000	30,636
Charlotte NC Arpt Rev Series B, 5% 7/1/2030 (h)	30,000	30,624
Charlotte NC Arpt Rev Series B, 5% 7/1/2031 (h)	60,000	61,202
Charlotte NC Arpt Rev Series B, 5% 7/1/2032 (h)	60,000	61,157
Charlotte NC Arpt Rev Series B, 5% 7/1/2033 (h)	65,000	66,202
Charlotte NC Arpt Rev Series B, 5% 7/1/2034 (h)	65,000	66,146
Charlotte NC Arpt Rev Series B, 5% 7/1/2035 (h)	45,000	45,755
Charlotte NC Arpt Rev Series B, 5% 7/1/2036 (h)	40,000	40,628
Charlotte NC Arpt Rev Series B, 5% 7/1/2037 (h)	45,000	45,665
Charlotte NC Arpt Rev Series B, 5% 7/1/2042 (h)	145,000	146,389
Charlotte NC Arpt Rev Series C, 4% 7/1/2032	175,000	176,432
Greater Asheville Regional Airport Authority Series 2022A, 5.5% 7/1/2047 (Assured Guaranty Inc Insured) (h)	4,170,000	4,372,392
Greater Asheville Regional Airport Authority Series 2023, 5.25% 7/1/2048 (Assured Guaranty Inc Insured) (h)	190,000	197,208
North Carolina St Grant Antic Rev Series 2021, 2% 3/1/2036	2,495,000	2,100,184
North Carolina Tpk Auth Triangle Expwy Sys Rev 4% 1/1/2055	180,000	159,681
North Carolina Tpk Auth Triangle Expwy Sys Rev 5% 1/1/2043	850,000	876,915
North Carolina Tpk Auth Triangle Expwy Sys Rev 5% 1/1/2044	315,000	323,730
North Carolina Tpk Auth Triangle Expwy Sys Rev 5% 1/1/2049	1,565,000	1,584,163
North Carolina Tpk Auth Triangle Expwy Sys Rev 5% 1/1/2049	300,000	303,963
North Carolina Tpk Auth Triangle Expwy Sys Rev Series 2017, 5% 1/1/2031 (Assured Guaranty Inc Insured)	340,000	343,646
North Carolina Tpk Auth Triangle Expwy Sys Rev Series 2017, 5% 1/1/2032	265,000	267,826
North Carolina Tpk Auth Triangle Expwy Sys Rev Series 2018, 5% 1/1/2040	3,255,000	3,353,943
North Carolina Turnpike Authority Series A, 5% 7/1/2042	595,000	595,069
North Carolina Turnpike Authority Series A, 5% 7/1/2047	920,000	920,027
North Carolina Turnpike Authority Series A, 5% 7/1/2051	3,535,000	3,508,678
North Carolina Turnpike Authority Series A, 5% 7/1/2054	435,000	430,397
Raleigh Durham NC Arpt Auth Arpt Rev 5% 5/1/2030 (h)	265,000	284,618
Raleigh Durham NC Arpt Auth Arpt Rev 5% 5/1/2032 (h)	210,000	224,035
Raleigh Durham NC Arpt Auth Arpt Rev Series 2020 A, 5% 5/1/2033 (h)	210,000	223,458
TOTAL TRANSPORTATION		22,743,220
TOTAL NORTH CAROLINA		96,289,295
North Dakota - 0.2%
Education - 0.0%
North Dakota St Brd Higher Ed Hsg & Auxiliary Facs Rev Series 2019 A, 4% 4/1/2039 (Assured Guaranty Inc Insured)	495,000	496,424
University North Dakota Ctfs Partn (University ND Univ Revs Proj.) Series 2021 A, 3% 6/1/2061 (Assured Guaranty Inc Insured)	2,395,000	1,631,628
TOTAL EDUCATION		2,128,052
General Obligations - 0.0%
Horace ND Gen. Oblig. Series 2024 C, 4.5% 5/1/2039	270,000	274,865
Horace ND Gen. Oblig. Series 2024 C, 4.75% 5/1/2044	400,000	402,339
TOTAL GENERAL OBLIGATIONS		677,204
Health Care - 0.2%
Cass Cnty ND Catholic Health Series 2018 B, 5.25% 2/15/2053	400,000	402,378
Grand Forks ND Health Care Sys Rev (Altru Health System Proj.) 3% 12/1/2046 (Assured Guaranty Inc Insured)	5,650,000	4,287,278
Grand Forks ND Health Care Sys Rev (Altru Health System Proj.) 4% 12/1/2035	1,295,000	1,260,724
Grand Forks ND Health Care Sys Rev (Altru Health System Proj.) 4% 12/1/2036	1,095,000	1,058,229
Grand Forks ND Health Care Sys Rev (Altru Health System Proj.) 4% 12/1/2037	970,000	930,741
Grand Forks ND Health Care Sys Rev (Altru Health System Proj.) 4% 12/1/2038	885,000	841,714
Grand Forks ND Health Care Sys Rev (Altru Health System Proj.) 5% 12/1/2033	1,325,000	1,385,323
Grand Forks ND Health Care Sys Rev (Altru Health System Proj.) 5% 12/1/2034	1,590,000	1,659,230
Grand Forks ND Health Care Sys Rev (Altru Health System Proj.) Series 2023A, 5% 12/1/2048 (Assured Guaranty Inc Insured)	1,000,000	1,017,936
Grand Forks ND Health Care Sys Rev (Altru Health System Proj.) Series 2023A, 5% 12/1/2053 (Assured Guaranty Inc Insured)	3,715,000	3,761,081
Ward Cnty ND Health Care Fac Series 2017 C, 5% 6/1/2034	830,000	823,634
Ward Cnty ND Health Care Fac Series 2017 C, 5% 6/1/2038	770,000	760,409
Ward Cnty ND Health Care Fac Series 2017 C, 5% 6/1/2048	40,000	35,138
Ward Cnty ND Health Care Fac Series 2017 C, 5% 6/1/2053	1,340,000	1,139,750
TOTAL HEALTH CARE		19,363,565
Housing - 0.0%
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) 3% 1/1/2052	405,000	399,418
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) 3.45% 7/1/2037	500,000	479,578
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) 3.65% 7/1/2042	1,350,000	1,281,272
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) Series 2020 B, 2.5% 7/1/2044	1,390,000	1,057,082
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) Series 2021 B, 3% 7/1/2052	1,315,000	1,289,209
TOTAL HOUSING		4,506,559
TOTAL NORTH DAKOTA		26,675,380
Ohio - 1.9%
Education - 0.0%
Cleveland-Cuyahoga County OH Port Authority (Euclid Avenue Dev Corp Proj.) 5% 8/1/2039 (Cleveland OH St Univ Gen Rcp Guaranteed)	1,145,000	1,191,534
Cleveland-Cuyahoga County OH Port Authority (Euclid Avenue Dev Corp Proj.) 5.25% 8/1/2040 (Cleveland OH St Univ Gen Rcp Guaranteed)	1,205,000	1,268,712
Cleveland-Cuyahoga County OH Port Authority (Euclid Avenue Dev Corp Proj.) 5.25% 8/1/2041 (Cleveland OH St Univ Gen Rcp Guaranteed)	1,270,000	1,332,435
Cleveland-Cuyahoga County OH Port Authority (Euclid Avenue Dev Corp Proj.) 5.25% 8/1/2042 (Cleveland OH St Univ Gen Rcp Guaranteed)	1,340,000	1,398,658
Ohio St Higher Ed Fac Comm (Kenyon College, OH Proj.) 4% 7/1/2040	45,000	44,391
Ohio St Higher Ed Fac Comm (Kenyon College, OH Proj.) 5% 7/1/2035	170,000	179,384
Ohio St Higher Ed Fac Comm (Kenyon College, OH Proj.) 5% 7/1/2042	290,000	300,297
Ohio St Higher Ed Fac Comm (Ohio Wesleyan University Proj.) Series 2019, 4% 10/1/2044	100,000	90,958
Ohio St Higher Ed Fac Comm (Tiffin University, OH Proj.) Series 2019, 4% 11/1/2049	200,000	152,806
Ohio St Higher Ed Fac Comm (University of Dayton Proj.) 5% 12/1/2036	240,000	246,578
Ohio St Higher Ed Fac Comm (University of Dayton Proj.) Series 2018 B, 5% 12/1/2034	130,000	134,021
Ohio St Higher Ed Fac Comm Series 2016, 5% 11/1/2041	640,000	642,378
Ohio St Higher Ed Fac Comm Series 2022, 5.125% 12/1/2042	305,000	307,852
Ohio St Higher Ed Fac Comm Series 2022, 5.375% 12/1/2052	485,000	476,938
Toledo-Lucas Cnty Ohio Port Auth Student Hsg Rev Series A, 5% 7/1/2046	350,000	326,663
Univ Akron Ohio Gen Rcpt 5% 1/1/2030	95,000	101,000
TOTAL EDUCATION		8,194,605
Electric Utilities - 0.1%
American Mun Pwr Rev Series 2021A, 4% 2/15/2038	1,675,000	1,691,662
American Mun Pwr Solar 5% 2/15/2039	55,000	56,683
American Mun Pwr Solar Series 2019 A, 5% 2/15/2038	85,000	87,789
American Mun Pwr Solar Series 2019 A, 5% 2/15/2044	175,000	179,216
Ohio St Air Quality Dev Auth (American Electric Power Co Inc Proj.) Series 2005A, 3.75% 1/1/2029 (h)	3,345,000	3,375,315
Ohio St Air Quality Dev Auth (American Electric Power Co Inc Proj.) Series 2005D, 3.7% 10/1/2028 (h)	1,330,000	1,339,705
Ohio St Air Quality Dev Auth (American Electric Power Co Inc Proj.) Series 2007 B, 2.5% tender 11/1/2042 (g)(h)	360,000	347,971
Ohio St Air Quality Dev Auth (American Electric Power Co Inc Proj.) Series 2014 B, 2.6% tender 6/1/2041 (g)(h)	985,000	954,251
Ohio St Air Quality Dev Auth (Duke Energy Corp New Proj.) Series 2022A, 4.25% tender 11/1/2039 (g)(h)	1,975,000	1,989,717
Ohio St Air Quality Dev Auth (Duke Energy Corp New Proj.) Series 2022B, 4% tender 9/1/2030 (g)	835,000	841,972
TOTAL ELECTRIC UTILITIES		10,864,281
Escrowed/Pre-Refunded - 0.0%
Akron Bath Copley Hsp Dist OH 5.25% 11/15/2046 (Pre-refunded to 11/15/2026 at 100)	3,085,000	3,119,308
Akron Bath Copley Hsp Dist OH Series 2020, 5% 11/15/2031 (Pre-refunded to 11/15/2030 at 100)	25,000	27,325
Univ Akron Ohio Gen Rcpt 5% 1/1/2030 (Escrowed to Maturity)	5,000	5,368
TOTAL ESCROWED/PRE-REFUNDED		3,152,001
General Obligations - 0.2%
Brunswick Ohio City Sch Dist Series 2023, 5.25% 12/1/2053 (Build America Mutual Assurance Co Insured)	1,165,000	1,208,186
Brunswick Ohio City Sch Dist Series 2023, 5.5% 12/1/2060 (Build America Mutual Assurance Co Insured)	2,160,000	2,257,923
Columbus OH City Sch Dist 5% 12/1/2029	255,000	255,000
Columbus OH City Sch Dist 5% 12/1/2032	50,000	50,000
Cuyahoga Cnty OH Gen. Oblig. Series 2026, 5.5% 12/1/2061 (j)	8,000,000	8,553,195
Cuyahoga Falls OH City Sch Dis Series 2021, 3% 12/1/2046 (Build America Mutual Assurance Co Insured)	2,250,000	1,773,519
Indian Creek Ohio Loc Sch Dist Series 2018 A, 5% 11/1/2045	320,000	327,481
North Canton Ohio Sch Dist Series 2020, 2.375% 11/1/2050	2,490,000	1,563,233
State of Ohio Gen. Oblig. 5% 3/1/2042	5,645,000	6,252,438
State of Ohio Gen. Oblig. Series 2021 A, 5% 3/1/2029	630,000	671,344
State of Ohio Gen. Oblig. Series 2021 A, 5% 3/1/2030	855,000	928,627
State of Ohio Gen. Oblig. Series 2021 B, 5% 2/1/2029	1,140,000	1,212,691
State of Ohio Gen. Oblig. Series 2021 B, 5% 2/1/2030	950,000	1,030,172
State of Ohio Gen. Oblig. Series 2021 C, 5% 3/15/2029	1,425,000	1,519,752
State of Ohio Gen. Oblig. Series 2021 C, 5% 3/15/2030	1,425,000	1,548,854
State of Ohio Gen. Oblig. Series 2021A, 5% 3/1/2029	470,000	500,843
State of Ohio Gen. Oblig. Series 2021A, 5% 3/1/2030	570,000	619,084
Worthington Ohio City Sch Dist Series 2023, 5.5% 12/1/2054	4,750,000	5,029,608
TOTAL GENERAL OBLIGATIONS		35,301,950
Health Care - 0.4%
Allen Cnty OH Hosp Facs Rev (Mercy Health/OH Proj.) 4% 12/1/2040	2,825,000	2,757,015
Allen Cnty OH Hosp Facs Rev (Mercy Health/OH Proj.) 5% 8/1/2026	245,000	245,777
Cleveland-Cuyahoga Cnty Ohio Port Auth Economic Dev Rev Series 2017A, 5% 12/1/2042	300,000	297,316
Cuyahoga Cnty Ohio Hosp Rev (Metro Health System, OH Proj.) Series 2017, 4.75% 2/15/2047	865,000	813,493
Cuyahoga Cnty Ohio Hosp Rev (Metro Health System, OH Proj.) Series 2017, 5% 2/15/2042	840,000	834,453
Cuyahoga Cnty Ohio Hosp Rev (Metro Health System, OH Proj.) Series 2017, 5% 2/15/2052	1,425,000	1,339,154
Cuyahoga Cnty Ohio Hosp Rev (Metro Health System, OH Proj.) Series 2017, 5% 2/15/2057	770,000	714,461
Cuyahoga Cnty Ohio Hosp Rev (Metro Health System, OH Proj.) Series 2017, 5.25% 2/15/2047	890,000	890,329
Cuyahoga Cnty Ohio Hosp Rev (Metro Health System, OH Proj.) Series 2017, 5.5% 2/15/2052	6,615,000	6,618,122
Cuyahoga Cnty Ohio Hosp Rev (Metro Health System, OH Proj.) Series 2017, 5.5% 2/15/2057	3,035,000	3,035,377
Fairfield Cnty OH Hosp Facs Rv (Fairfield Medical Center Proj.) 5% 6/15/2026	5,000	5,000
Fairfield Cnty OH Hosp Facs Rv (Fairfield Medical Center Proj.) 5% 6/15/2027	5,000	5,001
Fairfield Cnty OH Hosp Facs Rv (Fairfield Medical Center Proj.) 5% 6/15/2028	5,000	5,001
Fairfield Cnty OH Hosp Facs Rv (Fairfield Medical Center Proj.) 5.25% 6/15/2043	280,000	256,076
Franklin Cnty OH Hosp Facs Rev (Nationwide Children'S Hospital Proj.) 2.85% 11/1/2042 (Liquidity Facility JPMorgan Chase Bank NA) VRDN (g)	200,000	200,000
Franklin Cnty OH Hosp Facs Rev (Ohiohealth Corporation Proj.) Series 2018A, 4% 5/15/2047	880,000	807,162
Franklin Cnty OH Rev (Trinity Health Proj.) Series 2017 OH, 5% 12/1/2046	1,410,000	1,419,906
Hamilton Cnty OH Hosp Facs Rev (Childrens Hosp Med Ctr Cinn,Oh Proj.) Series 2019 CC, 5% 11/15/2049	2,850,000	3,114,068
Hamilton Cnty OH Hosp Facs Rev (TriHealth Inc Proj.) Series 2017A, 5% 8/15/2033	55,000	56,068
Hamilton Cnty Ohio Health Care Rev (Life Enriching Communities Proj.) 5% 1/1/2036	440,000	440,178
Hamilton Cnty Ohio Health Care Rev (Life Enriching Communities Proj.) Series 2016, 5% 1/1/2046	1,240,000	1,239,895
Hamilton Cnty Ohio Health Care Rev (Life Enriching Communities Proj.) Series 2023A, 5.75% 1/1/2053	610,000	629,164
Hamilton Cnty Ohio Health Care Rev (Life Enriching Communities Proj.) Series 2025, 5.5% 1/1/2050	495,000	506,674
Hamilton Cnty Ohio Health Care Rev Series 2017A, 5% 1/1/2052	295,000	283,044
Marion Cnty OH Health Care Rev Series 2019, 5% 12/1/2039	230,000	196,340
Marion Cnty OH Health Care Rev Series 2019, 5.125% 12/1/2049	255,000	196,353
Miami Cnty OH Hosp Facs Rev (Kettering Med Ctr Inc, OH Proj.) 5% 8/1/2049	2,100,000	2,117,733
Middleburg Heights OH Hosp Rev (Southwest General Hosp Ctr Proj.) Series 2020 A, 4% 8/1/2047	370,000	319,662
Middleburg Heights OH Hosp Rev (Southwest General Hosp Ctr Proj.) Series 2021A, 4% 8/1/2041	2,005,000	1,881,599
Montgomery Cnty OH Hosp Rev (Kettering Med Ctr Inc, OH Proj.) Series 2021, 4% 8/1/2051	800,000	704,018
Montgomery Cnty OH Hosp Rev (Kettering Med Ctr Inc, OH Proj.) Series 2021, 5% 8/1/2030	990,000	1,061,889
Montgomery Cnty OH Hosp Rev (Miami Valley Hospital, OH Proj.) Series 2019A, 4% 11/15/2038	485,000	471,832
Montgomery Cnty OH Hosp Rev (Miami Valley Hospital, OH Proj.) Series 2019A, 4% 11/15/2045	225,000	196,896
Montgomery Cnty OH Hosp Rev (Miami Valley Hospital, OH Proj.) Series 2019A, 5% 11/15/2034	210,000	217,711
Muskingum Cnty OH Hosp Facs (Genesis Healthcare Proj.) Series 2013, 5% 2/15/2027	140,000	140,261
Muskingum Cnty OH Hosp Facs (Genesis Healthcare Proj.) Series 2013, 5% 2/15/2044	705,000	704,982
Ohio St Hosp Rev (Premier Health Partners Proj.) Series 2020, 4% 11/15/2036	135,000	132,853
Ohio St Hosp Rev (Premier Health Partners Proj.) Series 2020, 4% 11/15/2040	125,000	118,415
Ohio St Hosp Rev (University Hosp Hlth Sys, Oh Proj.) 2.8% 1/15/2046, LOC Royal Bank of Canada/New York NY VRDN (g)	1,100,000	1,100,000
Ohio St Hosp Rev (University Hosp Hlth Sys, Oh Proj.) 2.8% 1/15/2047, LOC Royal Bank of Canada/New York NY VRDN (g)	2,500,000	2,500,000
Ohio St Hosp Rev (University Hosp Hlth Sys, OH Proj.) Series 2020 A, 3% 1/15/2045	2,150,000	1,729,286
Ohio St Hosp Rev (University Hosp Hlth Sys, OH Proj.) Series 2021 A, 4% 1/15/2046	2,675,000	2,530,472
Ohio St Hosp Rev (University Hosp Hlth Sys, OH Proj.) Series 2021 E, 4% 1/15/2041	320,000	314,036
Ohio St Hosp Rev Series 2020 A, 4% 1/15/2038	150,000	150,095
Ohio St Hosp Rev Series 2020 A, 4% 1/15/2039	280,000	277,727
Ohio St Hosp Rev Series 2020 A, 4% 1/15/2050	390,000	346,697
Ohio St Hosp Rev Series 2020 A, 5% 1/15/2050	2,360,000	2,365,877
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) Series 2017A, 5% 1/1/2029	760,000	787,555
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) Series 2017A, 5% 1/1/2031	10,000	10,343
Ross County Ohio Hosp Rev (Adena Health Sys Proj.) Series 2019, 5% 12/1/2026	40,000	40,323
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) 5% 2/15/2029	340,000	340,322
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) Series 2016, 5% 2/15/2027	105,000	105,113
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) Series 2019, 5% 2/15/2029	385,000	394,682
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2028	660,000	682,104
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2029	700,000	731,422
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2030	740,000	780,464
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2031	790,000	840,042
TOTAL HEALTH CARE		50,999,838
Housing - 0.0%
Cleveland-Cuyahoga Cnty OH Port Auth Cultural Fac Rev Series 2018, 5.5% 12/1/2043	240,000	244,765
Cleveland-Cuyahoga Cnty OH Port Auth Cultural Fac Rev Series 2018, 5.5% 12/1/2053	1,370,000	1,377,395
Cleveland-Cuyahoga County OH Port Authority Series 2019, 4% 8/1/2044	450,000	426,136
Columbus-Franklin Cnty Ohio Fin Auth Multifamily Hsg Rev Series 2025A, 6.05% 1/1/2046 (c)	475,000	485,920
Cuyahoga Metropolitan Housing Authority Series 2021, 2% 12/1/2031	620,000	552,214
Ohio Housing Finance Agency Series 2025B, 6.5% 3/1/2056	995,000	1,131,210
Ohio Hsg Fin Agy Mf Hsg Rev Series 2017, 5.45% 1/1/2038 (c)	250,000	250,231
Ohio Hsg Fin Agy Mf Hsg Rev Series 2024, 6% 1/1/2045 (c)	675,000	691,051
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2019B, 4.5% 3/1/2050	55,000	55,513
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2023 A, 4.8% 9/1/2048	2,060,000	2,093,965
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2023 A, 4.9% 9/1/2053	985,000	986,891
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2023 B, 6% 3/1/2055	1,005,000	1,095,443
TOTAL HOUSING		9,390,734
Industrial Development - 0.1%
Cleveland-Cuyahoga Cnty Ohio Port Auth Tax Increment Fing Rev Series 2021 B, 4.5% 12/1/2055 (c)	100,000	81,231
Ohio Air Quality Development Authority Series 2017, 4.25% 1/15/2038 (c)(h)	100,000	100,182
Ohio Air Quality Development Authority Series 2017, 4.5% 1/15/2048 (c)(h)	950,000	897,909
Ohio Air Quality Development Authority Series 2019, 5% 7/1/2049 (c)(h)	6,950,000	6,372,084
TOTAL INDUSTRIAL DEVELOPMENT		7,451,406
Lease Revenue - 0.1%
Fort Loramie Ohio Loc Sch Distctfs Partn Series 2025, 5.5% 12/1/2050	670,000	685,516
Fort Loramie Ohio Loc Sch Distctfs Partn Series 2025, 5.5% 12/1/2054	600,000	612,327
Gahanna-Jefferson City Schdist Ohio Ctfs Partn Series 2025, 5.5% 12/1/2050	425,000	437,166
Madison-Plains Ohio Loc Sch Dist Ctfs Partn Series 2025, 5.5% 12/1/2049 (Build America Mutual Assurance Co Insured)	2,145,000	2,241,851
Madison-Plains Ohio Loc Sch Dist Ctfs Partn Series 2025, 5.5% 12/1/2054 (Build America Mutual Assurance Co Insured)	3,855,000	4,002,581
Yellow Springs Ohio Exmp Vlg Sch Dist Ctfs Partn Series 2024, 5.25% 12/1/2049 (Build America Mutual Assurance Co Insured)	910,000	946,121
TOTAL LEASE REVENUE		8,925,562
Other - 0.2%
Bedford OH City Sch Dist Series 2025, 5.5% 12/1/2058 (Build America Mutual Assurance Co Insured)	1,290,000	1,349,728
City of Norwood OH 4.375% 12/1/2030	240,000	242,734
Cleveland-Cuyahoga Cnty OH Port Auth Cultural Fac Rev (Cleveland Museum Nat History Proj.) Series 2021, 4% 7/1/2051	295,000	253,150
Cleveland-Cuyahoga Cnty OH Port Auth Cultural Fac Rev Series 2021, 4% 7/1/2040	85,000	84,570
Cleveland-Cuyahoga Cnty OH Port Auth Cultural Fac Rev Series 2021, 4% 7/1/2041	105,000	103,372
Columbus Metropolitan Housing Authority Series 2024, 4% 12/1/2034	1,345,000	1,338,229
Columbus Metropolitan Housing Authority Series 2026A, 4% 5/1/2034	570,000	568,184
Columbus Ohio Met Hsg Auth Affordable Hsg Rev Series 2024, 4.625% 8/1/2042	145,000	147,001
Columbus-Franklin Cnty Ohio Fin Auth Dev Rev Series 2025 A, 5.25% 5/15/2045	340,000	358,392
Dayton-Montgomery Cnty OH Port Auth Dev Rev Series 2024, 5% 12/1/2054	1,000,000	989,251
Dayton-Montgomery County Port Authority Series 2025A, 6.625% 1/1/2045 (c)	825,000	877,209
Greene County Port Authority Series 2024B, 5% 5/15/2059	1,890,000	1,820,721
Margaretta Local School District Series 2025, 5.5% 10/1/2047 (Build America Mutual Assurance Co Insured)	1,185,000	1,245,760
Ohio Housing Finance Agency 6.25% 3/1/2056	975,000	1,070,506
Ohio Hsg Fin Agy Mf Hsg Rev 5.7% 8/1/2043 (c)	1,175,000	1,237,063
Ohio Hsg Fin Agy Mf Hsg Rev Series 2025 A, 6.5% 1/1/2045 (c)	1,325,000	1,387,835
Ohio Hsg Fin Agy Mf Hsg Rev Series 2025, 6.25% 1/1/2045 (c)	1,450,000	1,519,547
Ohio Hsg Fin Agy Mf Hsg Rev Series 2025, 6.375% 1/1/2045 (c)	1,000,000	1,054,842
Ohio Hsg Fin Agy Mf Hsg Rev Series 2025A, 6.1% 1/1/2046 (c)	725,000	744,312
Ohio Hsg Fin Agy Mf Hsg Rev Series 2025A, 6.3% 1/1/2045	850,000	878,602
Ohio Hsg Fin Agy Mf Hsg Rev Series 2025A, 6.3% 1/1/2045	750,000	775,237
Ohio Hsg Fin Agy Mf Hsg Rev Series 2026A, 6.125% 1/1/2046 (c)	1,000,000	1,019,525
Port Gtr Cincinnati Dev Auth Ohio Multifamily Hsg Rev Series 2025 A, 6.5% 1/1/2045 (c)	1,500,000	1,575,857
Shaker Heights OH City Sch Dst Series 2024, 5.25% 12/15/2054	2,000,000	2,088,171
Summit Cnty Ohio Dev Fin Authpkg Sys Rev Series 2023, 6% 12/1/2058	1,670,000	1,777,695
Summit County Development Finance Authority Series 2025A, 5.25% 7/1/2055 (Build America Mutual Assurance Co Insured)	1,690,000	1,729,824
Summit County Development Finance Authority Series 2025A, 5.5% 7/1/2060 (Build America Mutual Assurance Co Insured)	2,000,000	2,075,320
Warren Cnty OH Health Care Fac 5% 7/1/2049	975,000	976,670
West Central Ohio Port Authority Series 2025A, 5.5% 12/1/2055	680,000	684,794
TOTAL OTHER		29,974,101
Special Tax - 0.1%
Cleveland Ohio Income Tax Rev Series 2018 A, 5% 10/1/2035	110,000	113,401
Cleveland Ohio Income Tax Rev Series 2018 A, 5% 10/1/2037	70,000	71,949
Cleveland Ohio Income Tax Rev Series 2018 A, 5% 10/1/2038	85,000	87,245
Cleveland-Cuyahoga Cnty Ohio Port Auth Tax Increment Fing Rev Series 2021A, 4% 12/1/2055 (c)	175,000	136,016
Franklin Cnty Ohio Convention Facs Auth Hotel Proj Rev (Franklin Cnty OH Proj.) Series 2019, 5% 12/1/2046	775,000	788,303
Franklin Cnty Ohio Convention Facs Auth Hotel Proj Rev Series 2019, 5% 12/1/2044	2,015,000	2,025,219
Franklin Cnty Ohio Convention Facs Auth Hotel Proj Rev Series 2019, 5% 12/1/2051	2,955,000	2,873,972
Port Gtr Cinci Dev Auth OH Rev Series 2024 C, 5.25% 12/1/2053 (Assured Guaranty Inc Insured)	285,000	297,173
Port Gtr Cincinnati Dev Auth Ohio Tax Increment Fing Rev (Greater Cincinnati Redevelopment Authority Proj.) 5.125% 12/1/2055	1,200,000	1,195,127
TOTAL SPECIAL TAX		7,588,405
Tobacco Bonds - 0.5%
Buckeye OH Tobacco Settlement Fing Auth Series 2020 B 2 CL 2, 5% 6/1/2055	41,005,000	32,732,536
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 3% 6/1/2048	7,415,000	5,267,052
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 4% 6/1/2038	720,000	723,099
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 4% 6/1/2039	240,000	236,480
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 4% 6/1/2048	6,575,000	5,728,318
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 5% 6/1/2029	3,230,000	3,413,449
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 5% 6/1/2032	1,650,000	1,776,550
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 5% 6/1/2033	5,475,000	5,875,667
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 5% 6/1/2034	70,000	74,367
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 5% 6/1/2035	705,000	745,392
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 5% 6/1/2036	2,645,000	2,771,461
TOTAL TOBACCO BONDS		59,344,371
Transportation - 0.2%
Cleveland OH Arpt Sys Rev Series 2018 B, 5% 1/1/2048	1,750,000	1,759,016
Columbus OH Regl Arpt Au Rev 5% 1/1/2032 (h)	2,110,000	2,287,218
Columbus OH Regl Arpt Au Rev 5.25% 1/1/2044 (h)	8,345,000	8,901,790
Columbus OH Regl Arpt Au Rev 5.25% 1/1/2045 (h)	4,935,000	5,222,922
Columbus OH Regl Arpt Au Rev 5.5% 1/1/2050 (h)	950,000	1,004,570
Columbus OH Regl Arpt Au Rev 5.5% 1/1/2055 (h)	7,445,000	7,799,533
Ohio St Mjr New St Infst Proj Rev Series 2021 1A, 5% 12/15/2029	1,415,000	1,526,696
Ohio St Mjr New St Infst Proj Rev Series 2021 1A, 5% 12/15/2030	1,270,000	1,393,266
Ohio St Mjr New St Infst Proj Rev Series 2021 1A, 5% 12/15/2031	90,000	100,077
Ohio St Private Activity Rev (Portsmouth Gateway Group LLC Proj.) Series 2015, 5% 12/31/2039 (h)	565,000	564,030
Ohio St Private Activity Rev (Portsmouth Gateway Group LLC Proj.) Series 2015, 5% 6/30/2053 (h)	400,000	396,971
Ohio St Tpk Commn Tpk Rev Series 2013 A 2, 0% 2/15/2042 (b)	645,000	342,169
Ohio St Tpk Commn Tpk Rev Series 2022A, 5% 2/15/2039	585,000	640,248
Port Gtr Cincinnati Dev Auth Ohio Pkg Fac Rev 5% 12/1/2055 (Assured Guaranty Inc Insured)	2,890,000	2,935,314
Port Gtr Cincinnati Dev Auth Ohio Pkg Fac Rev 5% 12/1/2060	600,000	608,292
TOTAL TRANSPORTATION		35,482,112
Water & Sewer - 0.0%
Marysville OH Wtr Sys Mtg Rev Series 2020, 3% 12/1/2049 (Build America Mutual Assurance Co Insured)	3,055,000	2,297,985
TOTAL OHIO		268,967,351
Oklahoma - 0.3%
Education - 0.0%
Oklahoma Cnty Okla Fin Auth Charter Sch Lease Rev Series 2024, 6% 6/15/2044 (c)	1,000,000	1,003,621
Oklahoma Dev Fin Auth Rev (Oklahoma City University Proj.) Series 2019, 5% 8/1/2026	25,000	25,039
Oklahoma Dev Fin Auth Rev (Oklahoma City University Proj.) Series 2019, 5% 8/1/2044	570,000	551,447
TOTAL EDUCATION		1,580,107
Electric Utilities - 0.0%
Grand River Dam Auth Okla Rev Series 2024 A, 5% 6/1/2041	740,000	814,763
General Obligations - 0.0%
Lincoln Cnty OK Edl Facs Auth Edl Facs Lease Rev Series 2016, 5% 9/1/2028	750,000	753,297
Health Care - 0.1%
Norman OK Reg Hos Auth Hos Rev Series 2019, 4% 9/1/2045	1,165,000	787,975
Norman OK Reg Hos Auth Hos Rev Series 2019, 5% 9/1/2045	730,000	566,758
OK Dev Fin Auth Health Sys Rev (OU Medicine Inc Proj.) 5.45% 8/15/2028	1,602,000	1,588,018
OK Dev Fin Auth Health Sys Rev (OU Medicine Inc Proj.) Series 2018 B, 5% 8/15/2038	240,000	243,155
OK Dev Fin Auth Health Sys Rev (OU Medicine Inc Proj.) Series 2018 B, 5.25% 8/15/2043	80,000	80,735
OK Dev Fin Auth Health Sys Rev (OU Medicine Inc Proj.) Series 2018 B, 5.5% 8/15/2057	4,720,000	4,728,433
OK Dev Fin Auth Health Sys Rev Series 2018 B, 5.25% 8/15/2048	1,490,000	1,494,386
OK Dev Fin Auth Health Sys Rev Series 2018 B, 5.5% 8/15/2052	2,110,000	2,116,843
Oklahoma Cnty Okla Fin Ath Rev Series 2023 B, 5.875% 12/1/2047	1,404,574	759,701
Oklahoma Cnty Okla Fin Ath Rev Series 2023 C, 2% 12/1/2047	289,013	15,232
Oklahoma Dev Fin Auth Rev Series 2015, 5% 7/1/2042	25,000	24,341
Payne Cnty Okla Economic Dev Auth Rev Series A, 6.875% (f)(l)	455,845	2,895
Tulsa Okla Tulsa Indl Auth Rev Series 2017, 5.25% 11/15/2045	1,455,000	1,460,713
TOTAL HEALTH CARE		13,869,185
Housing - 0.0%
Oklahoma Hsg Fin Agy Single Family Mtg Rev (OK Sf Mtge Rev Bonds 10/1/18 Proj.) 6% 3/1/2054	180,000	196,695
Oklahoma Hsg Fin Agy Single Family Mtg Rev Series 2018A, 4.75% 9/1/2048	150,000	151,738
Oklahoma Hsg Fin Agy Single Family Mtg Rev Series 2019A, 4% 9/1/2049	365,000	366,669
Oklahoma Hsg Fin Agy Single Family Mtg Rev Series 2025 E, 6.25% 3/1/2057	1,000,000	1,130,068
Tulsa Cnty OK Hfa Sfmr Series 2025A, 5.75% 7/1/2056	4,000,000	4,340,230
TOTAL HOUSING		6,185,400
Other - 0.0%
Jenks Okla Gen. Oblig. Series 2020, 2% 11/1/2035	1,065,000	874,311
Special Tax - 0.0%
Oklahoma Cty OK Pub Ppty Auth Hotel Tax Rev 5% 10/1/2029	170,000	170,257
Oklahoma Cty OK Pub Ppty Auth Hotel Tax Rev 5% 10/1/2032	60,000	60,076
Oklahoma Cty OK Pub Ppty Auth Hotel Tax Rev 5% 10/1/2039	245,000	245,116
TOTAL SPECIAL TAX		475,449
Transportation - 0.2%
Oklahoma City Okla Airp Trust Series 33, 5% 7/1/2047 (h)	275,000	275,926
Oklahoma St Tpk Auth Tpk Rev 5.5% 1/1/2054	4,375,000	4,736,099
Oklahoma St Tpk Auth Tpk Rev Series 2023, 4.5% 1/1/2053	1,650,000	1,650,282
Oklahoma St Tpk Auth Tpk Rev Series 2023, 5.5% 1/1/2053	7,175,000	7,601,105
Tulsa Okla Minicipal Airport Series 2001B, 5.5% 12/1/2035 (h)	1,550,000	1,550,212
Tulsa Okla Minicipal Airport Series 2025, 6.25% 12/1/2035 (h)	2,650,000	2,986,604
Tulsa Okla Minicipal Airport Series 2025, 6.25% 12/1/2040 (h)	240,000	264,893
TOTAL TRANSPORTATION		19,065,121
Water & Sewer - 0.0%
Oklahoma St Wtr Res Bd St Loan Series 2024B, 5.25% 10/1/2044	3,435,000	3,691,211
TOTAL OKLAHOMA		47,308,844
Oregon - 0.5%
Education - 0.0%
Oregon State Facilities Authority Series 2025A, 6% 6/15/2065 (c)	635,000	644,684
General Obligations - 0.3%
Benton & Lane Cntys Ore Sch Dist No 7-J Alsea 3% 6/15/2045 (Oregon St Guaranteed)	525,000	410,944
Multnomah Cnty OR Sch Dist 40 Series B, 5.5% 6/15/2053	875,000	934,292
Oregon St 5.25% 6/1/2043	1,685,000	1,899,663
Polk Marion & Benton Cntys OR Sch Dist No 13j 0% 12/15/2038 (Oregon St Guaranteed) (b)	120,000	71,387
Redmond or Gen. Oblig. Series 2025 A, 5.25% 6/1/2045 (h)	1,745,000	1,851,182
Redmond or Gen. Oblig. Series 2025 A, 5.5% 6/1/2052 (h)	560,000	587,658
Washington Cnty OR Sch Dist 48j Beaverton 0% 6/15/2037 (Oregon St Guaranteed) (b)	8,000,000	5,120,529
Washington Cnty OR Sch Dist 48j Beaverton 0% 6/15/2038 (Oregon St Guaranteed) (b)	5,000,000	3,033,684
Washington Cnty OR Sch Dist 48j Beaverton 0% 6/15/2039 (Oregon St Guaranteed) (b)	5,000,000	2,872,088
Washington Cnty OR Sch Dist 48j Beaverton 0% 6/15/2040 (Oregon St Guaranteed) (b)	5,000,000	2,713,518
Washington Cnty OR Sch Dist 48j Beaverton 0% 6/15/2041 (Oregon St Guaranteed) (b)	1,250,000	640,800
Washington Cnty OR Sch Dist 48j Beaverton Series 2025A, 0% 6/15/2039 (Oregon St Guaranteed) (b)	5,775,000	3,338,681
Washington Multnomah & Yamhill Cnty Sch Dist 1J 5% 6/15/2033 (Oregon St Guaranteed)	60,000	61,277
Washington Multnomah & Yamhill Cnty Sch Dist 1J 5% 6/15/2036 (Oregon St Guaranteed)	170,000	173,057
Washington Multnomah & Yamhill Cnty Sch Dist 1J 5% 6/15/2038 (Oregon St Guaranteed)	170,000	172,743
TOTAL GENERAL OBLIGATIONS		23,881,503
Health Care - 0.1%
Clackamas Cnty OR Hsp Fac Auth (Williamette View Inc Proj.) 5% 11/15/2032	135,000	136,923
Clackamas Cnty OR Hsp Fac Auth (Williamette View Inc Proj.) 5% 11/15/2037	70,000	70,660
Clackamas Cnty OR Hsp Fac Auth (Williamette View Inc Proj.) 5% 11/15/2047	195,000	190,811
Clackamas Cnty OR Hsp Fac Auth (Williamette View Inc Proj.) 5% 11/15/2052	210,000	198,525
Medford OR Hosp Facs Auth Rev (Asante Health System Proj.) Series 2020 A, 3% 8/15/2050 (Assured Guaranty Inc Insured)	1,000,000	723,960
Medford OR Hosp Facs Auth Rev (Asante Health System Proj.) Series 2020 A, 4% 8/15/2050	320,000	276,008
Medford OR Hosp Facs Auth Rev (Asante Health System Proj.) Series 2020 A, 5% 8/15/2036	85,000	89,464
Medford OR Hosp Facs Auth Rev (Asante Health System Proj.) Series 2020 A, 5% 8/15/2038	235,000	246,166
Medford OR Hosp Facs Auth Rev (Asante Health System Proj.) Series 2020 A, 5% 8/15/2045	725,000	742,611
Multnomah Cnty Ore Hosp Facs Auth Rev Series 2021A, 4% 12/1/2041	640,000	581,801
Multnomah Cnty Ore Hosp Facs Auth Rev Series 2021A, 4% 12/1/2051	470,000	364,231
Oregon St Facs Auth Lease Rent Rev 4.9% 9/15/2035	3,545,000	3,681,366
Oregon St Facs Auth Rev (Legacy Health System, or Proj.) 5% 6/1/2030	675,000	724,619
Oregon St Facs Auth Rev (Legacy Health System, or Proj.) Series 2016 A, 5% 6/1/2046	2,655,000	2,655,697
Oregon St Facs Auth Rev Series 2016 A, 5% 10/1/2046	675,000	672,928
Salem OR Hosp Fac Auth Rev (Salem Health Proj.) Series 2019 A, 3% 5/15/2049	2,605,000	1,917,234
Salem OR Hosp Fac Auth Rev Series 2022, 4% 5/15/2047	525,000	455,093
Yamhill Cnty Ore Hosp Auth Rev Series 2016A, 5% 11/15/2046	185,000	166,356
Yamhill Cnty Ore Hosp Auth Rev Series 2021 A, 5% 11/15/2036	145,000	145,189
Yamhill Cnty Ore Hosp Auth Rev Series 2021 A, 5% 11/15/2046	365,000	332,266
Yamhill Cnty Ore Hosp Auth Rev Series 2021 A, 5% 11/15/2051	155,000	134,789
Yamhill Cnty Ore Hosp Auth Rev Series 2021 A, 5% 11/15/2056	895,000	760,074
TOTAL HEALTH CARE		15,266,771
Housing - 0.0%
Oregon St Hsg & Cmnty Svcs Dept Multifamily Rev Series 2024K 1, 4.33% 11/1/2043	577,000	569,150
Oregon St Hsg & Cmnty Svcs Dpt (OR Single Family Hsg Proj.) Series 2019A, 2.65% 7/1/2039	485,000	421,304
Oregon St Hsg & Cmnty Svcs Dpt (OR Single Family Hsg Proj.) Series 2019A, 4% 7/1/2050	815,000	818,020
TOTAL HOUSING		1,808,474
Industrial Development - 0.0%
Oregon State Business Development Commission (Intel Corp Proj.) Series 232, 3.8% tender 12/1/2040 (g)	3,500,000	3,539,947
Other - 0.0%
Albany Hospital Facility Authority 5.375% 5/15/2054	770,000	778,743
Albany Hospital Facility Authority 5.375% 5/15/2061	1,920,000	1,930,320
Oregon St Gen. Oblig. Series 2025 E, 5% 5/15/2042	800,000	842,828
Oregon St Gen. Oblig. Series 2025 E, 5% 5/15/2043	1,500,000	1,576,265
TOTAL OTHER		5,128,156
Special Tax - 0.0%
Oregon St Dept Admin Lottery 5.25% 4/1/2044	310,000	344,176
Oregon St Dept Admin Lottery 5.25% 4/1/2045	2,565,000	2,824,596
TOTAL SPECIAL TAX		3,168,772
Transportation - 0.1%
Port of Portland Arpt Rev 4% 7/1/2039 (h)	1,475,000	1,455,703
Port of Portland Arpt Rev 4% 7/1/2050 (h)	1,580,000	1,417,487
Port of Portland Arpt Rev 5% 7/1/2028 (h)	265,000	276,448
Port of Portland Arpt Rev 5% 7/1/2041 (h)	4,240,000	4,482,082
Port of Portland Arpt Rev 5% 7/1/2045 (h)	3,595,000	3,682,098
Port of Portland Arpt Rev 5% 7/1/2052 (h)	3,555,000	3,599,628
Port of Portland Arpt Rev Series THIRTY A, 5.25% 7/1/2054 (h)	1,365,000	1,413,773
Port of Portland Arpt Rev Series TWENTY FOUR B, 5% 7/1/2042 (h)	1,170,000	1,176,414
Port of Portland Arpt Rev Series TWENTY NINE, 5.5% 7/1/2048 (h)	1,750,000	1,843,646
Tri County Met Dist Series 2019 A, 3% 9/1/2044	1,500,000	1,266,245
TOTAL TRANSPORTATION		20,613,524
TOTAL OREGON		74,051,831
Pennsylvania - 2.8%
Education - 0.2%
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 3.5% (f)(l)	430,000	108,059
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 4% (f)(l)	935,000	234,966
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 4.25% (f)(l)	1,040,000	261,352
Allegheny Cnty PA Indl Dev Auth Regl Asset Dist Sales Tax Rev Series 2013, 6% 7/15/2038	230,000	225,285
Allentown Commercial and Industrial Development Authority Series 2023, 5.75% 6/15/2043	270,000	279,005
Chambersburg PA Area Mun Authed Fac Rev (Wilson College Proj.) Series 2018, 5.75% 10/1/2038	250,000	249,786
Chambersburg PA Area Mun Authed Fac Rev (Wilson College Proj.) Series 2018, 5.75% 10/1/2043	650,000	636,570
Chester Cnty PA Indl Dev Auth Series 2017 A, 4.75% 12/15/2037	235,000	236,320
Chester Cnty PA Indl Dev Auth Series 2017 A, 5% 12/15/2047	110,000	106,129
Chester Cnty PA Indl Dev Auth Series 2017 A, 5% 12/15/2051	135,000	126,073
Chester Cnty PA Indl Dev Auth Series 2022, 5.875% 10/15/2047 (c)	1,560,000	1,557,926
Chester Cnty PA Indl Dev Auth Series 2024, 4.5% 10/1/2049 (c)	300,000	262,393
Chester Cnty PA Indl Dev Auth Series 2024, 4.5% 10/1/2054 (c)	645,000	546,228
Dauphin Cnty PA Gen Auth Univ Rev (Harrisburg University of Science And Technology Proj.) Series 2017, 5% 10/15/2034 (c)(f)	200,000	120,000
Dauphin Cnty PA Gen Auth Univ Rev (Harrisburg University of Science And Technology Proj.) Series 2017, 5.125% 10/15/2041 (c)(f)	350,000	210,000
Dauphin Cnty PA Gen Auth Univ Rev Series 2020, 5.875% 10/15/2040 (c)(f)	300,000	180,000
Dauphin Cnty PA Gen Auth Univ Rev Series 2020, 6.25% 10/15/2053 (c)(f)	400,000	240,000
Erie PA Higher Ed Bldg Auth Rev Series 2016, 5% 9/15/2037 (c)	160,000	147,819
Montgomery Cnty PA Higher Ed & Health Auth Rev (Arcadia University PA Proj.) 5% 4/1/2027	40,000	40,382
Northeastern PA Hosp & Ed Auth Univ Rev (Kings College, PA Proj.) Series 2019, 5% 5/1/2033	125,000	127,156
Northeastern PA Hosp & Ed Auth Univ Rev (Kings College, PA Proj.) Series 2019, 5% 5/1/2049	170,000	158,455
Northeastern PA Hosp & Ed Auth Univ Rev Series 2019, 5% 5/1/2032	95,000	96,852
Northeastern PA Hosp & Ed Auth Univ Rev Series 2019, 5% 5/1/2044	275,000	269,878
Pennsylvania Higher Ed Assistance Agy Ed Ln Rev 4.25% 6/1/2047 (h)(j)	737,000	730,836
Pennsylvania Higher Ed Assistance Agy Ed Ln Rev 4.5% 6/1/2043 (h)	130,000	130,323
Pennsylvania Higher Ed Assistance Agy Ed Ln Rev 5% 6/1/2034 (h)	850,000	913,363
Pennsylvania Higher Ed Assistance Agy Ed Ln Rev 5% 6/1/2046 (h)	966,000	948,704
Pennsylvania Higher Ed Assistance Agy Ed Ln Rev 5.5% 6/1/2052 (h)	1,216,000	1,223,436
Pennsylvania Higher Ed Assistance Agy Ed Ln Rev Series 2021A, 2.625% 6/1/2042 (h)	170,000	149,658
Pennsylvania Higher Ed Assistance Agy Ed Ln Rev Series 2021A, 5% 6/1/2030 (h)	50,000	52,755
Pennsylvania Higher Ed Assistance Agy Ed Ln Rev Series 2023A, 4% 6/1/2044 (h)	1,585,000	1,560,145
Pennsylvania Higher Ed Assistance Agy Ed Ln Rev Series 2023B, 5% 6/1/2050 (h)	1,275,000	1,216,094
Pennsylvania Higher Ed Assistance Agy Ed Ln Rev Series 2024 1A, 4.125% 6/1/2045 (h)	2,322,000	2,265,622
Pennsylvania Higher Ed Assistance Agy Ed Ln Rev Series 2024 1C, 5% 6/1/2051 (h)	1,380,000	1,319,351
Pennsylvania St Higher Edl Rev (Drexel University, PA Proj.) Series 2017, 5% 5/1/2035	150,000	152,162
Pennsylvania St Higher Edl Rev (Drexel University, PA Proj.) Series 2017, 5% 5/1/2037	190,000	192,244
Pennsylvania St Higher Edl Rev (Duquesne Univ, PA Proj.) 5% 3/1/2039	50,000	51,367
Pennsylvania St Higher Edl Rev (Indiana Univ(Pa) Fndtn St Hsg Proj.) Series 2007 A, CME Term SOFR 3 month Index + 0.65%, 3.298% 7/1/2039 (Assured Guaranty Inc Insured), (Syncora Guarantee Inc Insured) (f)(g)(k)	1,180,000	1,124,021
Pennsylvania St Higher Edl Rev (St Josephs University, PA Proj.) Series 2012, 5% 11/1/2042	30,000	29,999
Pennsylvania St Univ Series 2025A, 5% 9/1/2042	3,905,000	4,320,790
Philadelphia PA Auth For Indl Dev Charter Sch Rev 5.25% 6/15/2052	100,000	96,696
Philadelphia PA Auth For Indl Dev Charter Sch Rev 5.375% 6/15/2057	145,000	141,263
Philadelphia PA Auth For Indl Dev Charter Sch Rev Series 2020 B, 4.875% 12/15/2035 (c)(g)	400,000	400,114
Philadelphia PA Auth For Indl Dev Charter Sch Rev Series 2020, 5% 6/15/2050 (c)	1,000,000	936,267
Philadelphia PA Auth For Indl Dev Revs Series 2016 A, 5.375% 8/1/2051	325,000	324,570
Philadelphia PA Auth For Indl Dev Revs Series 2016 B, 5.625% 8/1/2036	65,000	65,090
Philadelphia PA Auth For Indl Dev Revs Series 2016 B, 5.75% 8/1/2046	245,000	245,139
Philadelphia PA Auth For Indl Dev Revs Series 2016 B, 6% 8/1/2051	225,000	225,106
Philadelphia PA Auth For Indl Dev Univ Rev (St Josephs University, PA Proj.) 5.25% 11/1/2052	1,750,000	1,791,736
Scranton-Lackawanna PA Health & Welfare Auth Rev (Marywood University Proj.) 5% 6/1/2046	250,000	217,035
Southcentral PA Gen Auth Rev Series 2018 A, 6.5% 7/15/2048 (c)	350,000	355,076
TOTAL EDUCATION		27,599,596
Electric Utilities - 0.0%
Philadelphia PA Gas Wks Rev Series SEVENTEENTH A, 5.25% 8/1/2049	2,945,000	3,082,007
Philadelphia PA Gas Wks Rev Series SIXTEENTH A, 4% 8/1/2045 (Assured Guaranty Inc Insured)	130,000	126,586
TOTAL ELECTRIC UTILITIES		3,208,593
Escrowed/Pre-Refunded - 0.0%
Doylestown PA Hosp Auth Hosp 5% 7/1/2049 (Pre-refunded to 7/1/2029 at 100)	195,000	206,658
Erie PA Higher Ed Bldg Auth Rev Series 2016, 5% 9/15/2037 (Pre-refunded to 9/15/2026 at 100) (c)	35,000	35,193
TOTAL ESCROWED/PRE-REFUNDED		241,851
General Obligations - 0.2%
Allentown PA City Sch Dist Series 2018 B, 5% 6/1/2037	1,255,000	1,256,132
Armstrong Sch Dist PA Series 2019 A, 4% 3/15/2036	225,000	227,349
Armstrong Sch Dist PA Series 2019 A, 4% 3/15/2037	105,000	105,789
Armstrong Sch Dist PA Series 2019 A, 4% 3/15/2038	105,000	105,765
Armstrong Sch Dist PA Series 2019 A, 4% 3/15/2041	530,000	529,997
Canon-Mcmillan SD Series 2019, 4% 6/1/2046	625,000	604,506
Canon-Mcmillan SD Series 2019, 4% 6/1/2048	925,000	860,572
Chartiers Valley PA Sch Dist Series 2021 A, 3% 10/15/2049	3,585,000	2,621,948
Coatesville PA Area Sch Dist Series 2025, 5.25% 11/15/2041 (Assured Guaranty Inc Insured)	1,230,000	1,343,178
Coatesville PA Area Sch Dist Series 2025, 5.25% 11/15/2043 (Assured Guaranty Inc Insured)	3,175,000	3,413,391
Commonwealth Financing Authority (Pennsylvania St Proj.) Series 2018, 5% 6/1/2031	480,000	497,218
Commonwealth Financing Authority (Pennsylvania St Proj.) Series 2018, 5% 6/1/2032	420,000	434,739
Commonwealth Financing Authority (Pennsylvania St Proj.) Series 2018, 5% 6/1/2034	885,000	914,270
Commonwealth Fing Auth PA Rev (Pennsylvania St Proj.) Series 2019 B, 5% 6/1/2026	45,000	44,999
Commonwealth Fing Auth PA Rev (Pennsylvania St Proj.) Series 2020 A, 5% 6/1/2026	1,235,000	1,235,000
Commonwealth Fing Auth PA Rev (Pennsylvania St Proj.) Series 2020 A, 5% 6/1/2028	670,000	698,797
Commonwealth Fing Auth PA Rev (Pennsylvania St Proj.) Series 2020 A, 5% 6/1/2029	110,000	116,916
Commonwealth Fing Auth PA Rev (Pennsylvania St Proj.) Series 2020 A, 5% 6/1/2032	190,000	203,889
Pennsylvania St Ctfs Partn (Pennsylvania St Proj.) Series 2018, 5% 7/1/2035	40,000	41,061
Pennsylvania St Ctfs Partn (Pennsylvania St Proj.) Series 2018, 5% 7/1/2037	45,000	46,107
Pennsylvania St Ctfs Partn (Pennsylvania St Proj.) Series 2018, 5% 7/1/2038	40,000	40,910
Pennsylvania St Ctfs Partn (Pennsylvania St Proj.) Series 2018, 5% 7/1/2043	110,000	112,064
Philadelphia PA Gen. Oblig. Series 2019 A, 5% 8/1/2026	75,000	75,276
Philadelphia PA Gen. Oblig. Series 2019B, 5% 2/1/2033	90,000	95,741
Philadelphia PA Gen. Oblig. Series 2019B, 5% 2/1/2034	145,000	153,807
Philadelphia PA Gen. Oblig. Series 2019B, 5% 2/1/2035	175,000	184,998
Philadelphia PA Gen. Oblig. Series 2019B, 5% 2/1/2036	240,000	252,938
Philadelphia PA Gen. Oblig. Series 2019B, 5% 2/1/2037	685,000	719,834
Philadelphia PA Gen. Oblig. Series 2019B, 5% 2/1/2038	540,000	566,770
Philadelphia PA Sch Dist 4% 9/1/2035	1,135,000	1,154,949
Philadelphia PA Sch Dist 4% 9/1/2036	110,000	111,693
Philadelphia PA Sch Dist 5% 9/1/2026	130,000	130,684
Philadelphia PA Sch Dist 5% 9/1/2026	90,000	90,474
Philadelphia PA Sch Dist 5% 9/1/2026	70,000	70,368
Philadelphia PA Sch Dist 5% 9/1/2027	1,180,000	1,186,506
Philadelphia PA Sch Dist 5% 9/1/2028	1,700,000	1,709,374
Philadelphia PA Sch Dist 5% 9/1/2028	985,000	990,431
Philadelphia PA Sch Dist 5% 9/1/2030	1,050,000	1,118,320
Philadelphia PA Sch Dist 5% 9/1/2031	830,000	881,845
Philadelphia PA Sch Dist 5% 9/1/2032	65,000	68,905
Philadelphia PA Sch Dist 5% 9/1/2033	385,000	407,215
Philadelphia PA Sch Dist 5% 9/1/2033 (Assured Guaranty Inc Insured)	115,000	121,855
Philadelphia PA Sch Dist 5% 9/1/2034	80,000	83,106
Philadelphia PA Sch Dist 5% 9/1/2034 (Assured Guaranty Inc Insured)	480,000	507,544
Philadelphia PA Sch Dist 5% 9/1/2035	55,000	57,006
Philadelphia PA Sch Dist 5% 9/1/2037	135,000	139,352
Philadelphia PA Sch Dist Series 2019 A, 5% 9/1/2044	95,000	97,722
Philadelphia PA Sch Dist Series 2023 A, 5.5% 9/1/2048	2,755,000	2,928,186
Philadelphia PA Sch Dist Series A, 5% 9/1/2030	650,000	650,118
Philadelphia PA Sch Dist Series A, 5% 9/1/2035	290,000	290,053
Philadelphia PA Sch Dist Series B, 5% 9/1/2043	635,000	650,709
Philadelphia PA Sch Dist Series F, 5% 9/1/2030	825,000	829,549
Philadelphia PA Sch Dist Series F, 5% 9/1/2038	50,000	50,275
State Pub Sch Bldg Auth PA Lease Rev (Philadelphia PA Sch Dist Proj.) Series 2015A, 5% 6/1/2026	195,000	195,000
State Pub Sch Bldg Auth PA Lease Rev (Philadelphia PA Sch Dist Proj.) Series 2016 A, 5% 6/1/2031	845,000	854,135
State Pub Sch Bldg Auth PA Lease Rev (Philadelphia PA Sch Dist Proj.) Series 2016 A, 5% 6/1/2032 (Assured Guaranty Inc Insured)	1,530,000	1,546,159
State Pub Sch Bldg Auth PA Lease Rev (Philadelphia PA Sch Dist Proj.) Series 2016 A, 5% 6/1/2033	2,530,000	2,555,210
State Pub Sch Bldg Auth PA Sch Rev (Harrisburg PA Sch Dist Proj.) Series 2016 A, 5% 12/1/2029	270,000	272,879
Trinity Area Sch Dist PA 4% 11/1/2051	320,000	291,516
Upper Darby PA Sch Dis Series 2021 A, 4% 4/1/2046	125,000	120,055
TOTAL GENERAL OBLIGATIONS		37,665,154
Health Care - 0.8%
Alleg Cnty PA Dev Auth (Allegheny Health System Proj.) Series 2018A, 4% 4/1/2044	1,405,000	1,304,005
Alleg Cnty PA Dev Auth (UPMC Proj.) Series 2019 A, 4% 7/15/2036	140,000	140,634
Alleg Cnty PA Dev Auth (UPMC Proj.) Series 2019 A, 4% 7/15/2037	1,085,000	1,080,323
Alleg Cnty PA Dev Auth (UPMC Proj.) Series 2019 A, 4% 7/15/2039	1,325,000	1,295,718
Alleg Cnty PA Dev Auth Series 2018A, 4% 4/1/2044	2,600,000	2,480,186
Alleg Cnty PA Dev Auth Series 2021 B, 5% 10/15/2028	430,000	450,696
Berks Cnty PA Mun Auth Rev 0% 6/30/2044 (i)	7,712,000	5,791,309
Berks Cnty PA Mun Auth Rev 5% 6/30/2039	6,163,000	5,766,007
Berks Cnty PA Mun Auth Rev Series 2024 A 1, 8% 6/30/2034	787,000	801,229
Berks Cnty PA Mun Auth Rev Series 2024 A 2, 6% 6/30/2034	528,000	559,751
Bucks Cnty PA Ida Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2019, 4% 8/15/2044	190,000	175,810
Bucks Cnty PA Ida Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2019, 4% 8/15/2050	955,000	798,905
Butler Cnty PA Hosp Auth Rev (Butler Memorial Hospital,Pa Proj.) 5% 7/1/2035	1,180,000	1,180,338
Butler Cnty PA Hosp Auth Rev (Butler Memorial Hospital,Pa Proj.) 5% 7/1/2039	670,000	666,275
Chester Cnty PA Hlth & Ed Facs Auth Rev Series 2019, 5% 12/1/2051	195,000	148,924
Cumberland Cnty PA Mun Auth Rv (Messiah Home D/B/A Messiah Village Proj.) Series 2026 A, 5.5% 6/1/2056	1,505,000	1,522,955
Cumberland Cnty PA Mun Auth Rv (Penn State Hlth System Proj.) Series 2019, 4% 11/1/2035	240,000	240,153
Cumberland Cnty PA Mun Auth Rv Series 2019, 4% 11/1/2037	480,000	472,521
Cumberland Cnty PA Mun Auth Rv Series 2019, 4% 11/1/2049	910,000	783,041
Cumberland Cnty PA Mun Auth Rv Series 2021 A, 4.5% 1/1/2036 (c)	555,000	552,165
Cumberland Cnty PA Mun Auth Rv Series 2021 A, 4.5% 1/1/2040 (c)	1,945,000	1,883,993
Cumberland Cnty PA Mun Auth Rv Series 2021 A, 4.5% 1/1/2041 (c)	590,000	564,202
Dauphin Cnty PA Gen Auth Hlth Sys Rev (UPMC Proj.) Series 2016 A, 5% 6/1/2028	130,000	130,000
Dauphin Cnty PA Gen Auth Hlth Sys Rev (UPMC Proj.) Series 2016 A, 5% 6/1/2029	215,000	215,000
Doylestown PA Hosp Auth Hosp (Univ of Penn Health Systems Proj.) 4% 7/1/2045	110,000	103,513
Doylestown PA Hosp Auth Hosp (Univ of Penn Health Systems Proj.) 5% 7/1/2049	115,000	116,873
Doylestown PA Hosp Auth Hosp (Univ of Penn Health Systems Proj.) Series 2024, 5.375% 7/1/2039 (c)	1,490,000	1,625,754
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 4% 7/15/2033	305,000	295,937
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 4% 7/15/2035	315,000	300,079
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 4% 7/15/2037	605,000	562,296
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2026	150,000	150,108
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2027	260,000	261,931
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2028	190,000	192,769
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2029	200,000	202,829
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2030	270,000	273,658
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2031	185,000	186,968
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2032	190,000	191,826
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2034	210,000	211,478
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2036	610,000	612,311
Franklin Cnty PA Indl Dev Auth Rev (Menno Haven Inc Proj.) Series 2018, 5% 12/1/2038	295,000	296,447
Franklin Cnty PA Indl Dev Auth Rev (Menno Haven Inc Proj.) Series 2018, 5% 12/1/2043	170,000	165,994
Franklin Cnty PA Indl Dev Auth Rev (Menno Haven Inc Proj.) Series 2018, 5% 12/1/2048	185,000	167,608
Franklin Cnty PA Indl Dev Auth Rev (Menno Haven Inc Proj.) Series 2018, 5% 12/1/2053	195,000	171,214
Lancaster Cnty PA Hosp Aut Rev (Penn State Hlth System Proj.) Series 2021, 5% 11/1/2046	3,615,000	3,669,692
Lancaster Cnty PA Hosp Aut Rev Series 2015, 5.25% 7/1/2035	35,000	35,008
Lancaster Cnty PA Hosp Aut Rev Series 2015, 5.5% 7/1/2045	140,000	139,834
Lancaster Municipal Authority (Garden Spot Village Proj.) Series 2024B, 5% 5/1/2059	255,000	246,818
Lehigh Cnty PA Gen Purp Auth Hosp Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019 A, 4% 7/1/2037	110,000	108,979
Lehigh Cnty PA Gen Purp Auth Hosp Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019 A, 4% 7/1/2049	4,195,000	3,656,107
Lehigh Cnty PA Gen Purp Auth Hosp Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019 A, 5% 7/1/2026	120,000	120,186
Lehigh Cnty PA Gen Purp Auth Hosp Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019 A, 5% 7/1/2027	130,000	132,671
Lehigh Cnty PA Gen Purp Auth Hosp Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019 A, 5% 7/1/2028	135,000	140,474
Monroe Cnty PA Hosp Auth Rev (Thomas Jefferson Univ-Abiington Proj.) 5% 7/1/2026	120,000	120,160
Monroe Cnty PA Hosp Auth Rev (Thomas Jefferson Univ-Abiington Proj.) 5% 7/1/2027	120,000	120,183
Monroe Cnty PA Hosp Auth Rev (Thomas Jefferson Univ-Abiington Proj.) 5% 7/1/2028	120,000	120,203
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2028	185,000	182,658
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2029	325,000	319,010
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2030	245,000	238,865
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2032	10,000	9,581
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2036	1,255,000	1,160,354
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2040	795,000	699,051
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp&Med Ctr, PA Proj.) 5% 10/1/2027	60,000	59,234
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp&Med Ctr, PA Proj.) 5% 10/1/2031	555,000	536,592
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2018 A, 4% 9/1/2049	490,000	421,604
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2018 A, 5% 9/1/2032	560,000	580,152
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2018 A, 5% 9/1/2033	425,000	439,365
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2018 A, 5% 9/1/2034	810,000	835,603
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2018 A, 5% 9/1/2037	740,000	758,234
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 4% 9/1/2038	110,000	108,402
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 4% 9/1/2039	70,000	68,527
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 4% 9/1/2044	725,000	678,306
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 4% 9/1/2049	400,000	350,143
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 4% 9/1/2051	805,000	692,241
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 5% 9/1/2031	145,000	152,408
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2022 B, 3.125% 5/1/2053 (Assured Guaranty Inc Insured)	650,000	448,467
Montgomery Cnty PA Higher Ed & Health Auth Rev 4% 9/1/2049	1,450,000	1,288,192
Montgomery Cnty PA Higher Ed & Health Auth Rev Series 2017, 4% 12/1/2048	415,000	352,799
Montgomery Cnty PA Ida Rev Series 2015, 5% 1/1/2030	170,000	170,143
Montgomery Cnty PA Ida Rev Series 2015, 5.25% 1/1/2040	490,000	490,248
Montgomery Cnty PA Ida Rev Series 2015, 5.375% 1/1/2050	3,045,000	3,004,597
Montgomery Cnty PA Ida Rev Series 2020C, 5% 11/15/2045	815,000	825,519
Northampton Cnty PA Gen Purp Auth Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2016 A, 5% 8/15/2036	90,000	90,199
Northampton Cnty PA Gen Purp Auth Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2018A, 4% 8/15/2048	1,950,000	1,666,034
Pennslyvania Dev Fing Auth Rev (Presbyterian Homes, PA Proj.) Series 2023B 1, 5.25% 7/1/2049	295,000	298,439
Pennslyvania Dev Fing Auth Rev (Presbyterian Homes, PA Proj.) Series 2023B 2, 5% 7/1/2038	735,000	770,866
Pennslyvania Dev Fing Auth Rev (Presbyterian Homes, PA Proj.) Series 2023B 2, 5% 7/1/2042	440,000	453,837
Pennslyvania Dev Fing Auth Rev (Presbyterian Homes, PA Proj.) Series 2023B 2, 5.25% 7/1/2046	1,435,000	1,469,421
Pennsylvania Econ Dev Fing Auth UPMC Rev (UPMC Proj.) Series 2017 A, 5% 11/15/2030	3,635,000	3,738,422
Pennsylvania Econ Dev Fing Auth UPMC Rev (UPMC Proj.) Series 2020 A, 4% 4/15/2039	1,000,000	979,921
Pennsylvania Econ Dev Fing Auth UPMC Rev (UPMC Proj.) Series 2022 A, 4% 2/15/2042	1,000,000	952,417
Pennsylvania Econ Dev Fing Auth UPMC Rev (UPMC Proj.) Series 2023 A 2, 4% 5/15/2048	2,000,000	1,796,424
Pennsylvania Econ Dev Fing Auth UPMC Rev (UPMC Proj.) Series 2023 A 2, 4% 5/15/2053	1,960,000	1,692,004
Pennsylvania Econ Dev Fing Auth UPMC Rev Series 2026B, 5% 6/15/2031	3,500,000	3,794,990
Pennsylvania Econ Dev Fing Auth UPMC Rev Series 2026B, 5% 6/15/2036	2,500,000	2,814,240
Pennsylvania Higher Educational Facilities Authority (Thomas Jefferson Univ-Abiington Proj.) 5% 11/1/2051 (Assured Guaranty Inc Insured)	2,000,000	2,040,813
Pennsylvania Higher Educational Facilities Authority (Thomas Jefferson Univ-Abiington Proj.) 5.25% 11/1/2048 (Assured Guaranty Inc Insured)	1,000,000	1,055,482
Philadelphia PA Auth For Indl Dev Health Care Fac Rev Series 2025A, 5.75% 6/1/2050	750,000	773,003
Philadelphia PA Auth For Indl Dev Hosp Rev (Childrens Hosp Of Phil, Pa Proj.) Series 2024B2, 2.82% 7/1/2054 (Liquidity Facility JPMorgan Chase Bank NA) VRDN (g)	2,600,000	2,600,000
Philadelphia PA Auth For Indl Dev Revs (Thomas Jefferson Univ-Abiington Proj.) Series 2017 A, 5% 9/1/2042	2,305,000	2,311,214
Philadelphia PA Auth For Indl Dev Sr Living Rev Series A, 5% 7/1/2037	615,000	615,476
Philadelphia PA Auth For Indl Dev Sr Living Rev Series A, 5% 7/1/2042	710,000	704,211
Philadelphia PA Auth For Indl Dev Sr Living Rev Series A, 5% 7/1/2049	355,000	326,100
Philadelphia PA Hosps & Higher Ed Facs Auth Hosp Rev (Temple Univ Hospital, PA Proj.) Series 2017, 5% 7/1/2028	705,000	714,127
Philadelphia PA Hosps & Higher Ed Facs Auth Hosp Rev (Temple Univ Hospital, PA Proj.) Series 2017, 5% 7/1/2030	140,000	141,748
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2019A, 4% 6/1/2044	435,000	423,567
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2019A, 4% 6/1/2049	2,170,000	1,945,191
Union Cnty PA Hosp Auth Hosp Rev (Wellspan Health Group Proj.) 5% 8/1/2033	55,000	55,933
Union Cnty PA Hosp Auth Hosp Rev (Wellspan Health Group Proj.) 5% 8/1/2038	180,000	183,709
TOTAL HEALTH CARE		92,982,131
Housing - 0.2%
Pennsylvania Hsg Fin Agy Single Family Mtg (PA Single Family Mortgage Proj.) Series 2016 121, 2.8% 10/1/2031	1,205,000	1,168,972
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 3% 10/1/2052	835,000	810,337
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 4/1/2027 (h)	945,000	961,749
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2020 132A, 3.5% 4/1/2051	45,000	44,964
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2021 137, 3% 10/1/2051	1,295,000	1,250,176
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2022 139 A, 4.25% 10/1/2052	465,000	470,708
Pennsylvania Hsg Fin Agy Single Family Mtg Rev 5% 10/1/2030 (h)	295,000	310,142
Pennsylvania Hsg Fin Agy Single Family Mtg Rev 5% 4/1/2030 (h)	515,000	540,090
Pennsylvania Hsg Fin Agy Single Family Mtg Rev 5.75% 10/1/2053	9,620,000	10,185,518
Pennsylvania Hsg Fin Agy Single Family Mtg Rev Series 2019 131 A, 3.1% 10/1/2044	2,470,000	2,094,033
Pennsylvania Hsg Fin Agy Single Family Mtg Rev Series 2021 135 A, 3% 10/1/2051	600,000	594,940
Pennsylvania Hsg Fin Agy Single Family Mtg Rev Series 2024 144A, 6% 10/1/2054	1,485,000	1,598,348
Pennsylvania Hsg Fin Agy Single Family Mtg Rev Series 2025 149A, 4.8% 10/1/2040	2,500,000	2,594,315
Philadelphia PA Auth Indl Mrf Series 2017 CLASS I, 5% 12/1/2037	400,000	403,920
Philadelphia PA Auth Indl Mrf Series CLASS III, 5.5% 12/1/2058 (Pre-refunded to 12/1/2026 at 100) (c)	105,000	106,287
TOTAL HOUSING		23,134,499
Industrial Development - 0.0%
Allentown Neighborhood Improvement Zone Development Authority 6% 5/1/2042 (c)	250,000	263,855
Beaver Cnty PA Economic Dev Auth Rev Gen. Oblig. Series 2020, 4% 11/15/2036	180,000	179,796
Montgomery Cnty PA Indl Dev Auth Exempt Facs Rev Series 2023 A, 4.1% tender 4/1/2053 (g)	1,475,000	1,507,271
TOTAL INDUSTRIAL DEVELOPMENT		1,950,922
Lease Revenue - 0.0%
Philadelphia Housing Authority Series 2025A, 5.25% 3/1/2045	2,000,000	2,093,712
Other - 0.3%
Adams County General Authority Series 2024A, 5% 6/1/2059	550,000	529,009
Allegheny Cnty PA High Ed Bld Auth Univ Rev Series 2026, 4.5% 3/1/2050	1,800,000	1,751,592
Allegheny Cnty PA High Ed Bld Auth Univ Rev Series 2026, 5.25% 3/1/2050	2,855,000	2,997,897
Allentown Commercial and Industrial Development Authority 5% 7/1/2059 (c)	355,000	322,133
Chester Cnty PA Hlth & Ed Facs Auth Rev Series 2025, 5.25% 6/1/2055	330,000	334,723
Cumberland Cnty PA Mun Auth Rv 4% 1/1/2033	115,000	115,013
Cumberland Cnty PA Mun Auth Rv 5% 1/1/2038	835,000	835,464
Erie PA Higher Ed Bldg Auth Rev 5% 5/1/2048	500,000	463,900
Interboro Sch Dist PA Delaware Cnty Series 2024, 5.5% 8/15/2063	200,000	213,328
Lehigh Cnty PA Gen Purp Auth Revs Series 2024, 5.25% 2/1/2049	565,000	557,897
Maxatawny Twp PA Mun Auth Rev 4.5% 1/1/2045	545,000	528,579
Maxatawny Twp PA Mun Auth Rev 5% 1/1/2039	60,000	62,134
Maxatawny Twp PA Mun Auth Rev 5% 1/1/2040	205,000	211,772
Maxatawny Twp PA Mun Auth Rev 5% 1/1/2041	150,000	154,232
Maxatawny Twp PA Mun Auth Rev 5% 1/1/2042	155,000	158,641
Montgomery Cnty PA Ida Rev 5% 11/15/2055	1,000,000	994,367
Pennsylvania Econ Dev Fing Auth Private Activity Rev 5.75% 6/30/2048 (h)	13,590,000	14,269,400
Pennsylvania Econ Dev Fing Auth Private Activity Rev 6% 6/30/2061 (h)	6,775,000	7,166,974
Pennsylvania Econ Dev Sld Wst Series 2025, 5.45% tender 1/1/2051 (c)(g)(h)	2,280,000	2,476,909
Pennsylvania Hsg Fin Agy Multifamily Hsg Rev Series 2023A, 5.55% 11/1/2042	648,403	725,055
Philadelphia PA Auth For Indl Dev Revs 5% (c)(f)(l)	93,049	18,610
Philadelphia PA Auth For Indl Dev Revs 5% 3/15/2045 (Pre-refunded to 3/15/2028 at 100) (c)	25,000	26,003
Philadelphia PA Auth For Indl Dev Univ Rev 5.5% 11/1/2060	1,915,000	1,980,937
Philadelphia PA Auth For Indl Dev Univ Rev Series 2025, 5.125% 9/1/2045	500,000	513,406
South Western Sch Dist PA York Cnty Series 2022, 4.25% 11/15/2049	3,000,000	2,839,880
West Cornwall Twp PA Mun Authhealthcare Facs Rev Series 2026 A, 5.125% 11/15/2052	1,000,000	997,842
TOTAL OTHER		41,245,697
Pooled Loans - 0.0%
Delaware Valley Regl Fin Auth PA Local Gov Rev 3 month U.S. LIBOR + 0.75%, 3.382% 6/1/2037 (g)(k)	1,560,000	1,504,257
Resource Recovery - 0.0%
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) 4.25% tender 7/1/2041 (g)(h)	990,000	999,964
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series 2009, 0.95% tender 12/1/2033 (g)	250,000	247,153
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series 2021A, 4% tender 6/1/2041 (g)(h)	5,000,000	5,003,903
TOTAL RESOURCE RECOVERY		6,251,020
Special Tax - 0.1%
Allentown Neighborhood Improvement Zone Development Authority Series 2017, 5% 5/1/2027 (c)	385,000	391,113
Allentown Neighborhood Improvement Zone Development Authority Series 2017, 5% 5/1/2032 (c)	490,000	493,647
Allentown Neighborhood Improvement Zone Development Authority Series 2017, 5% 5/1/2042 (c)	1,765,000	1,769,114
Allentown Neighborhood Improvement Zone Development Authority Series 2018, 5% 5/1/2042 (c)	1,350,000	1,355,259
Allentown Neighborhood Improvement Zone Development Authority Series 2018, 5.125% 5/1/2032 (c)	350,000	355,892
Allentown Neighborhood Improvement Zone Development Authority Series 2018, 5.375% 5/1/2042 (c)	1,660,000	1,681,981
Allentown Neighborhood Improvement Zone Development Authority Series 2022, 5% 5/1/2028	25,000	25,870
Allentown Neighborhood Improvement Zone Development Authority Series 2022, 5% 5/1/2030	25,000	26,636
Allentown Neighborhood Improvement Zone Development Authority Series 2022, 5% 5/1/2042	2,420,000	2,530,390
Allentown Neighborhood Improvement Zone Development Authority Series 2022, 5.25% 5/1/2042 (c)	1,895,000	1,965,781
Allentown Neighborhood Improvement Zone Development Authority Series 2024, 5% 5/1/2042 (c)	2,020,000	2,100,980
Pennsylvania Economic Development Fing Parking System Rev 0% 1/1/2035 (b)	320,000	228,161
Pennsylvania Economic Development Fing Parking System Rev 0% 1/1/2036 (b)	340,000	230,515
Pennsylvania Economic Development Fing Parking System Rev 0% 1/1/2038 (b)	335,000	204,755
Pennsylvania Economic Development Fing Parking System Rev 0% 1/1/2039 (b)	370,000	214,806
Pennsylvania Economic Development Fing Parking System Rev 0% 1/1/2040 (b)	355,000	192,443
Pennsylvania Economic Development Fing Parking System Rev 0% 1/1/2041 (b)	340,000	173,699
Pennsylvania Economic Development Fing Parking System Rev 0% 1/1/2043 (b)	310,000	141,684
Pennsylvania Economic Development Fing Parking System Rev Series 2013B 2, 0% 1/1/2042 (b)	325,000	156,676
Pennsylvania Economic Development Fing Parking System Rev Series B 2, 0% 1/1/2037 (b)	325,000	208,983
Pennsylvania Economic Development Fing Parking System Rev Series B 2, 0% 1/1/2046 (b)	745,000	291,443
Pennsylvania Economic Development Fing Parking System Rev Series B 2, 0% 1/1/2047 (b)	775,000	284,974
Pennsylvania Economic Development Fing Parking System Rev Series B 3, 0% 1/1/2049 (b)	1,555,000	331,453
Pennsylvania St Tpk Comm Oil Franchise Tax Rev Series 2018A, 5.25% 12/1/2044	1,990,000	2,065,095
Pittsburgh & Alleg Cnty Parking 5% 12/15/2035	65,000	66,347
Pittsburgh & Alleg Cnty Parking 5% 12/15/2037	30,000	30,566
Scranton PA Redev Auth Gtd Lease Rev Series A, 5% 11/15/2028	155,000	155,126
Washington Cnty PA Redev Auth Rev Series 2018, 5% 7/1/2035	15,000	15,075
TOTAL SPECIAL TAX		17,688,464
Transportation - 0.9%
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 4% 1/1/2056 (h)	1,000,000	856,007
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2056 (h)	3,980,000	3,991,162
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 B, 5% 1/1/2051	830,000	843,030
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 B, 5% 1/1/2056	700,000	708,257
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2023A, 5.5% 1/1/2048 (Assured Guaranty Inc Insured) (h)	5,815,000	6,110,698
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2023A, 5.5% 1/1/2053 (Assured Guaranty Inc Insured) (h)	11,325,000	11,785,412
Allegheny County Airport Authority Series 2025A, 5.5% 1/1/2050 (Assured Guaranty Inc Insured) (h)	2,545,000	2,691,191
Allegheny County Airport Authority Series 2025A, 5.5% 1/1/2055 (h)	2,060,000	2,161,051
Pennslyvania Dev Fing Auth Rev (Plenary Walsh Keystone Partners LLC Proj.) Series 2015, 4.125% 12/31/2038 (h)	1,855,000	1,788,263
Pennslyvania Dev Fing Auth Rev Series 2015, 5% 12/31/2038 (h)	4,365,000	4,366,413
Pennsylvania Econ Dev Fing Auth Private Activity Rev (PA Dot Major Bridges I Proj.) 5% 12/31/2057 (Assured Guaranty Inc Insured) (h)	4,770,000	4,791,583
Pennsylvania Econ Dev Fing Auth Private Activity Rev (PA Dot Major Bridges I Proj.) 5.25% 6/30/2053 (h)	14,250,000	14,406,944
Pennsylvania Econ Dev Fing Auth Private Activity Rev 5.75% 12/31/2062 (Assured Guaranty Inc Insured) (h)	9,250,000	9,714,914
Pennsylvania Turnpike Commission 4% 12/1/2050	500,000	455,829
Pennsylvania Turnpike Commission 4% 12/1/2051	725,000	654,987
Pennsylvania Turnpike Commission 5% 12/1/2027	530,000	548,266
Pennsylvania Turnpike Commission 5% 12/1/2028	510,000	540,114
Pennsylvania Turnpike Commission 5% 12/1/2045	3,500,000	3,777,992
Pennsylvania Turnpike Commission 5% 12/1/2047	2,005,000	2,134,376
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue Series 2025 B, 5% 12/1/2053	5,100,000	5,289,119
Pennsylvania Turnpike Commission Series 2017 A, 5.5% 12/1/2046	3,000,000	3,019,840
Pennsylvania Turnpike Commission Series 2017, 5% 12/1/2041	690,000	704,665
Pennsylvania Turnpike Commission Series 2018 A 2, 5% 12/1/2048	2,590,000	2,641,508
Pennsylvania Turnpike Commission Series 2019 A, 4% 12/1/2049 (Assured Guaranty Inc Insured)	1,775,000	1,655,376
Pennsylvania Turnpike Commission Series 2019 A, 5% 12/1/2034	1,095,000	1,164,153
Pennsylvania Turnpike Commission Series 2020 B, 5% 12/1/2045	4,015,000	4,184,831
Pennsylvania Turnpike Commission Series 2021 A, 4% 12/1/2046	320,000	301,187
Pennsylvania Turnpike Commission Series 2021 A, 4% 12/1/2050	1,420,000	1,279,108
Pennsylvania Turnpike Commission Series 2021 B, 4% 12/1/2046	950,000	908,960
Pennsylvania Turnpike Commission Series 2026A, 5% 12/1/2056	6,955,000	7,194,076
Pennsylvania Turnpike Commission Series B 1, 5.25% 6/1/2047	2,935,000	2,968,185
Philadelphia PA Airport Rev 5% 7/1/2026	120,000	120,220
Philadelphia PA Airport Rev 5% 7/1/2027 (h)	305,000	311,760
Philadelphia PA Airport Rev 5% 7/1/2027	100,000	102,519
Philadelphia PA Airport Rev 5% 7/1/2028 (h)	365,000	372,997
Philadelphia PA Airport Rev 5% 7/1/2028	30,000	30,777
Philadelphia PA Airport Rev 5% 7/1/2029 (h)	270,000	275,692
Philadelphia PA Airport Rev 5% 7/1/2029	30,000	30,768
Philadelphia PA Airport Rev 5% 7/1/2030	30,000	30,757
Philadelphia PA Airport Rev 5% 7/1/2031	35,000	35,855
Philadelphia PA Airport Rev 5% 7/1/2032 (h)	365,000	371,684
Philadelphia PA Airport Rev 5% 7/1/2032	30,000	30,711
Philadelphia PA Airport Rev 5% 7/1/2033 (h)	900,000	915,776
Philadelphia PA Airport Rev 5% 7/1/2033	35,000	35,801
Philadelphia PA Airport Rev 5% 7/1/2034 (h)	535,000	543,919
Philadelphia PA Airport Rev 5% 7/1/2042 (h)	2,385,000	2,405,333
Philadelphia PA Airport Rev 5% 7/1/2047 (h)	1,545,000	1,548,708
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2026 (h)	4,065,000	4,072,412
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2027 (h)	12,490,000	12,766,813
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2028 (h)	1,325,000	1,378,696
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2034 (h)	2,650,000	2,844,207
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2035 (h)	1,425,000	1,523,936
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2051 (h)	2,400,000	2,418,625
Philadelphia PA Airport Rev Series 2025B, 5% 7/1/2039 (h)	1,610,000	1,752,005
Susquehanna Area Regl Arpt Auth PA Arpt Sys Rev Series 2017, 5% 1/1/2035 (h)	300,000	301,600
TOTAL TRANSPORTATION		137,859,068
Water & Sewer - 0.1%
Bucks Cnty PA Wtr & Swr Auth Swr Sys Rev 5.25% 12/1/2047 (Assured Guaranty Inc Insured)	465,000	491,463
Capital Region Wtr PA Wtr Rev 5% 7/15/2027	120,000	122,794
Capital Region Wtr PA Wtr Rev 5% 7/15/2029	190,000	199,352
Capital Region Wtr PA Wtr Rev 5% 7/15/2032	120,000	125,250
Capital Region Wtr PA Wtr Rev 5% 7/15/2038	55,000	56,834
Lehigh County Authority Series 2013B, 0% 12/1/2036 (b)	2,580,000	1,714,734
Philadelphia PA Wtr & Wastewtr Series 2018 A, 5% 10/1/2043	1,205,000	1,242,973
Philadelphia PA Wtr & Wastewtr Series 2020A, 5% 11/1/2045	1,000,000	1,041,378
Philadelphia PA Wtr & Wastewtr Series 2022C, 5.5% 6/1/2047	2,500,000	2,679,743
Philadelphia PA Wtr & Wastewtr Series 2023B, 5.5% 9/1/2053 (Assured Guaranty Inc Insured)	2,115,000	2,254,810
Pittsburgh PA Wtr & Swr Auth Series 2019 A, 5% 9/1/2038 (Assured Guaranty Inc Insured)	480,000	503,856
Pittsburgh PA Wtr & Swr Auth Series 2019 A, 5% 9/1/2044 (Assured Guaranty Inc Insured)	30,000	31,044
Pittsburgh PA Wtr & Swr Auth Series 2019 B, 5% 9/1/2032 (Assured Guaranty Inc Insured)	110,000	123,292
Pittsburgh PA Wtr & Swr Auth Series 2023 A, 4.25% 9/1/2053 (Assured Guaranty Inc Insured)	740,000	715,532
TOTAL WATER & SEWER		11,303,055
TOTAL PENNSYLVANIA		404,728,019
Puerto Rico - 2.2%
Education - 0.0%
Puerto Rico Indl Tourist Edl Med & Envir Fing Auth (University of Puerto Rico Rev Proj.) 5% 7/1/2033 (National Public Finance Guarantee Corporation Insured)	435,000	435,130
Electric Utilities - 0.1%
Puerto Rico Elec Pwr Auth Pwr 4.25% 7/1/2027 (Assured Guaranty Inc Insured), (Cifg Assurance North America Inc Insured)	295,000	293,825
Puerto Rico Elec Pwr Auth Pwr 4.75% (l)	60,000	44,100
Puerto Rico Elec Pwr Auth Pwr 5% (l)	1,385,000	1,017,975
Puerto Rico Elec Pwr Auth Pwr 5% (l)	1,045,000	768,075
Puerto Rico Elec Pwr Auth Pwr 5% (l)	670,000	492,450
Puerto Rico Elec Pwr Auth Pwr 5% (l)	595,000	437,325
Puerto Rico Elec Pwr Auth Pwr 5% (l)	560,000	411,600
Puerto Rico Elec Pwr Auth Pwr 5% (l)	425,000	312,375
Puerto Rico Elec Pwr Auth Pwr 5% (l)	375,000	275,625
Puerto Rico Elec Pwr Auth Pwr 5% (l)	290,000	213,150
Puerto Rico Elec Pwr Auth Pwr 5% (l)	210,000	154,350
Puerto Rico Elec Pwr Auth Pwr 5% (l)	205,000	150,675
Puerto Rico Elec Pwr Auth Pwr 5% (l)	195,000	143,325
Puerto Rico Elec Pwr Auth Pwr 5% (l)	65,000	47,775
Puerto Rico Elec Pwr Auth Pwr 5% 7/1/2028 (Assured Guaranty Inc Insured), (Cifg Assurance North America Inc Insured)	90,000	90,018
Puerto Rico Elec Pwr Auth Pwr 5.05% (l)	60,000	44,100
Puerto Rico Elec Pwr Auth Pwr 5.25% (l)	1,745,000	1,282,575
Puerto Rico Elec Pwr Auth Pwr 5.25% (l)	1,230,000	904,050
Puerto Rico Elec Pwr Auth Pwr 5.25% (l)	1,165,000	856,275
Puerto Rico Elec Pwr Auth Pwr 5.25% (l)	1,020,000	749,700
Puerto Rico Elec Pwr Auth Pwr 5.25% (l)	705,000	518,175
Puerto Rico Elec Pwr Auth Pwr 5.25% (l)	680,000	499,800
Puerto Rico Elec Pwr Auth Pwr 5.25% (l)	545,000	400,575
Puerto Rico Elec Pwr Auth Pwr 5.25% (l)	475,000	349,125
Puerto Rico Elec Pwr Auth Pwr 5.25% (l)	280,000	205,800
Puerto Rico Elec Pwr Auth Pwr 5.25% (l)	205,000	150,675
Puerto Rico Elec Pwr Auth Pwr 5.25% (l)	120,000	88,200
Puerto Rico Elec Pwr Auth Pwr 5.25% (l)	80,000	58,800
Puerto Rico Elec Pwr Auth Pwr 5.25% (l)	55,000	40,425
Puerto Rico Elec Pwr Auth Pwr 5.25% (l)	15,000	11,025
Puerto Rico Elec Pwr Auth Pwr 5.5% (l)	1,250,000	918,750
Puerto Rico Elec Pwr Auth Pwr 5.5% (l)	130,000	95,550
Puerto Rico Elec Pwr Auth Pwr 5.75% (l)	355,000	260,925
Puerto Rico Elec Pwr Auth Pwr CME Term SOFR 3 month Index + 0.52%, 3.162% 7/1/2029 (Assured Guaranty Inc Insured) (g)(k)	335,000	329,643
Puerto Rico Elec Pwr Auth Pwr Rev 0% 7/1/2030 (c)	1,100,000	781,000
Puerto Rico Elec Pwr Auth Pwr Rev 4.75% 7/1/2033	155,000	154,475
Puerto Rico Elec Pwr Auth Pwr Rev 5.25% 7/1/2026	495,000	495,121
Puerto Rico Elec Pwr Auth Pwr Rev 5.25% 7/1/2029	625,000	632,062
Puerto Rico Elec Pwr Auth Pwr Rev 5.25% 7/1/2030	655,000	663,768
Puerto Rico Elec Pwr Auth Pwr Rev 5.25% 7/1/2034	95,000	95,327
Puerto Rico Elec Pwr Auth Pwr Rev Series 2013A, 7.25% (l)	1,000,000	747,500
Puerto Rico Elec Pwr Auth Pwr Series 2013A, 6.75% (l)	2,305,000	1,705,700
Puerto Rico Elec Pwr Auth Pwr Series 2013A, 7% (l)	250,000	185,000
Puerto Rico Elec Pwr Auth Pwr Series BBB, 5.4% (l)	250,000	183,750
Puerto Rico Elec Pwr Auth Pwr Series CCC, 5% (l)	115,000	84,525
Puerto Rico Elec Pwr Auth Pwr Series CCC, 5% (l)	50,000	36,750
Puerto Rico Elec Pwr Auth Pwr Series EEE, 5.95% (l)	950,000	698,250
Puerto Rico Elec Pwr Auth Pwr Series EEE, 6.05% (l)	300,000	220,500
Puerto Rico Elec Pwr Auth Pwr Series EEE, 6.25% (l)	250,000	183,750
Puerto Rico Elec Pwr Auth Pwr Series SS, 4.375% 7/1/2030 (Assured Guaranty Inc Insured)	95,000	93,781
Puerto Rico Elec Pwr Auth Pwr Series TT, 5% 7/1/2026	5,000	5,001
Puerto Rico Elec Pwr Auth Pwr Series ZZ, 3.7% (l)	35,000	25,725
Puerto Rico Elec Pwr Auth Pwr Series ZZ, 4.75% (l)	50,000	36,750
Puerto Rico Elec Pwr Auth Pwr Series ZZ, 5% (l)	50,000	36,750
TOTAL ELECTRIC UTILITIES		19,682,296
General Obligations - 0.5%
Puerto Rico Comwlth 0% 11/1/2051 (g)	14,363,579	9,049,055
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 0% 7/1/2033 (b)	10,530,725	7,674,182
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 4% 7/1/2033	10,485,896	10,501,506
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 4% 7/1/2035	7,364,757	7,339,250
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 4% 7/1/2037	10,479,211	10,346,144
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 4% 7/1/2041	6,128,018	5,831,475
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 4% 7/1/2046	7,016,858	6,213,014
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2027	4,483,652	4,554,394
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	6,265,770	6,584,404
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.75% 7/1/2031	5,593,928	6,055,168
TOTAL GENERAL OBLIGATIONS		74,148,592
Other - 0.1%
Puerto Rico Comwlth Gen. Oblig. 0% 11/1/2043 (g)	21,039,376	14,517,169
Puerto Rico Elec Pwr Auth Pwr 6.125% (l)	1,600,000	1,176,000
TOTAL OTHER		15,693,169
Special Tax - 1.0%
Gdb Debt Recovery Auth of Comwlth Puerto Rico 7.5% 8/20/2040	9,422,035	9,234,597
Puerto Rico Comwlth 0% 11/1/2051 (g)	17,846,192	12,536,950
Puerto Rico Comwlth 0% 11/1/2051 (g)	1,766,598	953,963
Puerto Rico Comwlth 0% 11/1/2051 (g)	1,250,000	401,562
Puerto Rico Sales Tax Fing Corp Sales Tax Rev Series A 1, 0% 7/1/2027 (b)	2,169,000	2,096,272
Puerto Rico Sales Tax Fing Corp Sales Tax Rev Series A 1, 0% 7/1/2033 (b)	5,395,000	4,192,724
Puerto Rico Sales Tax Fing Corp Sales Tax Rev Series A 1, 0% 7/1/2046 (b)	37,410,000	13,587,162
Puerto Rico Sales Tax Fing Corp Sales Tax Rev Series A 1, 0% 7/1/2051 (b)	41,325,000	11,043,606
Puerto Rico Sales Tax Fing Corp Sales Tax Rev Series A 1, 4.5% 7/1/2034	84,000	84,005
Puerto Rico Sales Tax Fing Corp Sales Tax Rev Series A 1, 4.55% 7/1/2040	3,123,000	3,129,050
Puerto Rico Sales Tax Fing Corp Sales Tax Rev Series A 1, 4.75% 7/1/2053	40,282,000	38,733,589
Puerto Rico Sales Tax Fing Corp Sales Tax Rev Series A 1, 5% 7/1/2058	18,590,000	18,333,998
Puerto Rico Sales Tax Fing Corp Sales Tax Rev Series A 2, 4.329% 7/1/2040	12,986,000	12,930,234
Puerto Rico Sales Tax Fing Corp Sales Tax Rev Series A 2, 4.329% 7/1/2040	2,334,000	2,326,408
Puerto Rico Sales Tax Fing Corp Sales Tax Rev Series A 2, 4.536% 7/1/2053	1,864,000	1,736,192
Puerto Rico Sales Tax Fing Corp Sales Tax Rev Series A 2, 4.784% 7/1/2058	6,794,000	6,531,830
TOTAL SPECIAL TAX		137,852,142
Tobacco Bonds - 0.0%
Children's Trust Fund Tobacco Settlement 0% 5/15/2050 (b)	2,100,000	437,135
Children's Trust Fund Tobacco Settlement 0% 5/15/2057 (b)	1,400,000	43,672
Children's Trust Fund Tobacco Settlement 5.625% 5/15/2043	1,330,000	1,348,619
TOTAL TOBACCO BONDS		1,829,426
Water & Sewer - 0.5%
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2020A, 5% 7/1/2035 (c)	5,880,000	6,098,050
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2020A, 5% 7/1/2047 (c)	20,590,000	20,649,590
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 A, 5% 7/1/2033 (c)	760,000	797,286
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 4% 7/1/2042 (c)	5,250,000	5,034,356
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 4% 7/1/2047 (c)	3,885,000	3,547,977
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2029 (c)	935,000	967,917
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2033 (c)	935,000	980,872
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2037 (c)	7,465,000	7,768,918
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021C, 3.5% 7/1/2026 (c)	425,000	424,350
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2022 A, 4% 7/1/2042 (c)	8,780,000	8,419,840
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2022 A, 4% 7/1/2047 (c)	780,000	712,335
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2022 A, 5% 7/1/2028 (c)	295,000	301,895
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2022 A, 5% 7/1/2029 (c)	540,000	559,011
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2022 A, 5% 7/1/2033 (c)	4,360,000	4,597,344
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2022 A, 5% 7/1/2037 (c)	9,555,000	10,027,318
TOTAL WATER & SEWER		70,887,059
TOTAL PUERTO RICO		320,527,814
Rhode Island - 0.2%
Education - 0.2%
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2040	1,000,000	1,074,822
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2045	2,870,000	2,996,268
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2048	3,295,000	3,359,658
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev Series 2009B, 5.25% 9/15/2029 (Assured Guaranty Inc Insured)	195,000	195,441
Rhode Island St Student Ln 3.5% 12/1/2034 (h)	360,000	359,849
Rhode Island St Student Ln 4.125% 12/1/2041 (h)	770,000	763,979
Rhode Island St Student Ln 5% 12/1/2028 (h)	1,200,000	1,250,471
Rhode Island St Student Ln Series 2020 A, 3.625% 12/1/2037 (h)	735,000	717,332
Rhode Island St Student Ln Series 2021 A, 2.25% 12/1/2039 (h)	295,000	260,897
Rhode Island St Student Ln Series 2021 A, 5% 12/1/2028 (h)	185,000	192,781
Rhode Island St Student Ln Series 2021 A, 5% 12/1/2029 (h)	145,000	153,110
Rhode Island St Student Ln Series 2021 A, 5% 12/1/2030 (h)	135,000	143,840
Rhode Island St Student Ln Series 2023 A, 4.125% 12/1/2042 (h)	1,225,000	1,209,048
Rhode Island St Student Ln Series 2023 A, 5% 12/1/2030 (h)	2,355,000	2,509,218
Rhode Island St Student Ln Series 2024 A, 4.125% 12/1/2043 (h)	1,515,000	1,489,113
Rhode Island St Student Ln Series 2024B, 4.125% 12/1/2043 (h)	825,000	810,246
Rhode Island St Student Ln Series 2026A, 4.5% 12/1/2045 (h)(j)	2,350,000	2,377,042
TOTAL EDUCATION		19,863,115
General Obligations - 0.0%
Providence RI Pub Bldgs Auth Rev (Providence RI Proj.) 5.25% 9/15/2043 (Assured Guaranty Inc Insured)	380,000	409,163
Rhode Island Health and Educational Building Corp 4.125% 5/15/2054	1,100,000	1,026,473
TOTAL GENERAL OBLIGATIONS		1,435,636
Health Care - 0.0%
Rhode Island Health & Edl Bldg Corp Rev (Care New England Health System Proj.) 5% 9/1/2031	270,000	270,166
Rhode Island Health & Edl Bldg Corp Rev (Care New England Health System Proj.) 5% 9/1/2036	705,000	704,942
Rhode Island Health & Edl Bldg Corp Rev Series 2025A, 5% 7/1/2050 (Assured Guaranty Inc Insured)	1,020,000	1,026,075
TOTAL HEALTH CARE		2,001,183
Housing - 0.0%
Rhode Island Housing & Mortgage Finance Corp (RI Homeownership Proj.) Series 72 A, 3.5% 10/1/2050	175,000	174,759
Rhode Island Hsg & Mtg Fin Cp (RI Homeownership Proj.) 3% 4/1/2049	785,000	778,215
Rhode Island Hsg & Mtg Fin Cp (RI Homeownership Proj.) Series 70, 4% 10/1/2049	85,000	85,360
Rhode Island Hsg & Mtg Fin Cp (RI Homeownership Proj.) Series 77 A, 4.25% 4/1/2051	1,575,000	1,600,122
TOTAL HOUSING		2,638,456
Other - 0.0%
Rhode Island Health & Edl Bldg Corp Rev Series 2025 B, 5.625% 7/1/2065 (Assured Guaranty Inc Insured)	700,000	713,223
Rhode Island Health & Edl Bldg Corp Rev Series 2025A, 5% 7/1/2055 (Assured Guaranty Inc Insured)	3,195,000	3,203,075
TOTAL OTHER		3,916,298
Tobacco Bonds - 0.0%
Tobacco Setlement Fing Corp RI 0% 6/1/2052 (b)	3,300,000	447,261
TOTAL RHODE ISLAND		30,301,949
South Carolina - 0.9%
Education - 0.0%
South Carolina Jobs Econ Dev (Furman University Proj.) Series 2022A, 4% 4/1/2052	200,000	178,101
South Carolina Jobs-Economic Dev Auth Edl Facs Rev Series 2021 A, 4% 6/1/2036 (c)	100,000	87,868
South Carolina Jobs-Economic Dev Auth Edl Facs Rev Series 2025 A, 7.25% 8/15/2065 (c)	1,200,000	1,246,313
South Carolina Jobs-Economic Dev Auth Edl Facs Rev Series 2025A, 5.5% 6/15/2033	2,750,000	2,716,291
South Carolina Student Ln Corp Rev Series 2020A, 2.641% 12/1/2026	1,705,000	1,692,382
South Carolina Student Ln Corp Rev Series 2020A, 2.771% 12/1/2027	790,000	772,800
South Carolina Student Ln Corp Rev Series 2020A, 2.923% 12/1/2028	585,000	564,065
South Carolina Student Ln Corp Rev Series 2020A, 2.993% 12/1/2029	380,000	361,419
South Carolina Student Ln Corp Rev Series 2020A, 3.043% 12/1/2030	120,000	112,489
South Carolina Student Ln Corp Rev Series 2020A, 3.593% 12/1/2039	260,000	255,753
TOTAL EDUCATION		7,987,481
Electric Utilities - 0.3%
South Carolina St Svc Auth Rev 4% 12/1/2029	66,000	68,476
South Carolina St Svc Auth Rev 4% 12/1/2046	250,000	240,749
South Carolina St Svc Auth Rev 4% 12/1/2048	250,000	233,716
South Carolina St Svc Auth Rev 4% 12/1/2054	250,000	223,762
South Carolina St Svc Auth Rev 5% 12/1/2029	245,000	245,272
South Carolina St Svc Auth Rev 5% 12/1/2033	10,000	10,009
South Carolina St Svc Auth Rev 5% 12/1/2036	2,250,000	2,461,556
South Carolina St Svc Auth Rev 5% 12/1/2052 (Assured Guaranty Inc Insured)	2,800,000	2,861,324
South Carolina St Svc Auth Rev 5.25% 12/1/2050 (Assured Guaranty Inc Insured)	500,000	526,162
South Carolina St Svc Auth Rev 5.5% 12/1/2042 (Assured Guaranty Inc Insured)	1,250,000	1,381,236
South Carolina St Svc Auth Rev 5.75% 12/1/2047	2,000,000	2,156,772
South Carolina St Svc Auth Rev Series 2015 E, 5.25% 12/1/2055	745,000	744,984
South Carolina St Svc Auth Rev Series 2021A, 4% 12/1/2036	2,000,000	2,035,410
South Carolina St Svc Auth Rev Series 2022 A, 4% 12/1/2043	810,000	793,023
South Carolina St Svc Auth Rev Series 2022 A, 5% 12/1/2044	1,175,000	1,237,288
South Carolina St Svc Auth Rev Series 2022 B, 4% 12/1/2055 (Build America Mutual Assurance Co Insured)	250,000	222,128
South Carolina St Svc Auth Rev Series 2024 A, 5% 12/1/2039	3,480,000	3,837,729
South Carolina St Svc Auth Rev Series 2024 A, 5% 12/1/2040	2,000,000	2,195,524
South Carolina St Svc Auth Rev Series 2024 A, 5.25% 12/1/2049	1,090,000	1,147,758
South Carolina St Svc Auth Rev Series 2024 A, 5.5% 12/1/2054	1,505,000	1,595,082
South Carolina St Svc Auth Rev Series 2024B, 4.125% 12/1/2044	375,000	366,801
South Carolina St Svc Auth Rev Series 2024B, 5% 12/1/2042 (Assured Guaranty Inc Insured)	3,500,000	3,813,322
South Carolina St Svc Auth Rev Series 2024B, 5% 12/1/2046	555,000	583,920
South Carolina St Svc Auth Rev Series 2024B, 5.25% 12/1/2054	6,020,000	6,254,174
South Carolina St Svc Auth Rev Series 2026 A, 5% 12/1/2051	6,500,000	6,705,784
South Carolina St Svc Auth Rev Series B, 5% 12/1/2031	135,000	136,411
South Carolina St Svc Auth Rev Series B, 5% 12/1/2035	205,000	206,743
South Carolina St Svc Auth Rev Series B, 5% 12/1/2036	305,000	307,457
TOTAL ELECTRIC UTILITIES		42,592,572
Escrowed/Pre-Refunded - 0.0%
South Carolina St Svc Auth Rev 5% 12/1/2029	120,000	120,000
South Carolina St Svc Auth Rev 5% 12/1/2033	5,000	5,000
TOTAL ESCROWED/PRE-REFUNDED		125,000
General Obligations - 0.1%
Patriots Energy Group Financing Agency Series 2023 A 1, 5.25% tender 10/1/2054 (Sumitomo Mitsui Banking Corp/New York Guaranteed) (g)	1,005,000	1,076,335
Patriots Energy Group Financing Agency Series 2023 SUB B 1, 5.25% tender 2/1/2054 (Royal Bank of Canada Guaranteed) (g)	4,725,000	5,092,038
Patriots Energy Group Financing Agency Series SUB 2023 B 3, U.S. SOFR Index x 0%, 4.332% 2/1/2054 (g)(k)	1,500,000	1,554,594
TOTAL GENERAL OBLIGATIONS		7,722,967
Health Care - 0.2%
Ctsc Jobs-Eco Dev Aut (Beaufort Mem Hosp Proj.) Series 2024, 5.5% 11/15/2044	155,000	160,619
Lexington Cnty SC Health Svcs (Lexington Medical Center, SC Proj.) Series 2017, 5% 11/1/2028	135,000	139,047
Medical University Hospital Authority Series 2025, 5.25% 11/15/2050	360,000	371,639
Medical University Hospital Authority Series 2025, 5.25% 11/15/2054	3,030,000	3,103,718
Medical University Hospital Authority Series 2026, 5.25% 11/15/2054 (j)	1,750,000	1,789,252
Medical University Hospital Authority Series 2026, 5.25% 5/15/2046 (j)	400,000	417,836
Medical University Hospital Authority Series 2026, 5.5% 11/15/2050 (j)	3,500,000	3,671,736
South Carolina Jobs Econ Dev Series 2017, 5.25% 11/15/2047	350,000	350,201
South Carolina Jobs Econ Dev Series CR 086, 5% 8/15/2036 (Pre-refunded to 8/15/2026 at 100) (c)(g)	3,000,000	3,012,252
South Carolina Jobs Eda Hlth 5.5% 12/1/2045	570,000	584,768
South Carolina Jobs Eda Hlth 5.75% 12/1/2060	1,300,000	1,302,212
South Carolina Jobs Eda Hosp (Mercy Health/OH Proj.) Series 2020A, 4% 12/1/2044	1,310,000	1,242,139
South Carolina Jobs-Economic Dev Auth Health Care Facs Rev (Novant Health Inc Proj.) Series 2024 A, 5.5% 11/1/2054	810,000	858,644
South Carolina Jobs-Economic Dev Auth Hosp Rev (Anmed Health Proj.) Series 2018 A, 5% 5/1/2048	1,425,000	1,435,336
South Carolina Jobs-Economic Dev Auth Hosp Rev (Anmed Health Proj.) Series 2023, 5.25% 2/1/2053	2,075,000	2,148,293
South Carolina Jobs-Economic Dev Auth Hosp Rev (St Joseph Candler Health Proj.) 5% 7/1/2032	240,000	251,331
South Carolina Jobs-Economic Dev Auth Hosp Rev (St Joseph Candler Health Proj.) 5% 7/1/2033	965,000	1,008,451
South Carolina Jobs-Economic Dev Auth Hosp Rev Series 2016, 5.25% 7/1/2047	4,095,000	4,057,634
South Carolina Jobs-Economic Dev Auth Residential Facs Rev Series 2017, 5% 4/1/2047	555,000	535,315
South Carolina Jobs-Economic Dev Auth Residential Facs Rev Series 2017, 5% 4/1/2052	305,000	283,026
South Carolina Jobs-Economic Dev Auth Residential Facs Rev Series 2018A, 5% 4/1/2048	210,000	200,401
South Carolina Jobs-Economoc Dev Auth Retirement Cmnty Rev Series 2018 C, 5% 11/15/2047	570,000	570,811
Spartanburg Cnty SC Regl Health Svcs Hosp Rev 4% 4/15/2048	1,975,000	1,729,294
Spartanburg Cnty SC Regl Health Svcs Hosp Rev 5% 4/15/2048	985,000	992,732
Spartanburg Cnty SC Regl Health Svcs Hosp Rev Series 2020 A, 4% 4/15/2045 (Assured Guaranty Inc Insured)	230,000	221,917
TOTAL HEALTH CARE		30,438,604
Housing - 0.0%
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2019 A, 4% 1/1/2050	200,000	201,457
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2022 B, 5% 1/1/2052	2,330,000	2,423,847
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2022A, 5% 1/1/2029	15,000	15,813
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2022A, 5% 1/1/2030	30,000	32,047
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2022A, 5% 1/1/2031	30,000	32,761
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2022A, 5% 7/1/2029	30,000	31,916
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2022A, 5% 7/1/2030	30,000	32,292
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2022A, 5% 7/1/2031	30,000	32,988
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2023 B, 6% 1/1/2054	620,000	675,476
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2025A, 6.5% 7/1/2055	1,225,000	1,379,793
South Carolina Hsg Fin Dev Aut 6.5% 7/1/2055	980,000	1,110,280
TOTAL HOUSING		5,968,670
Other - 0.1%
County of Horry SC Hospitality Fee & Local Accommodations Fee Revenue Series 2022, 4.5% 9/1/2052	3,500,000	3,427,792
Georgetown Cnty SC Sch Dist Series 2020, 2.5% 3/1/2039	1,900,000	1,622,706
South Carolina Jobs Econ Dev 4% tender 3/1/2062 (g)	410,000	413,105
South Carolina Jobs Econ Dev 5.375% 4/1/2056	215,000	219,475
South Carolina Jobs Economic Dev Auth Rev Series 2025 A, 5.5% 10/1/2045	230,000	236,008
South Carolina Jobs Economic Dev Auth Rev Series 2025 A, 5.625% 10/1/2060	575,000	573,263
South Carolina Jobs-Economic Dev Auth Environmental Impt Rev Series 2023A, 3.95% 4/1/2033 (h)	2,775,000	2,774,075
TOTAL OTHER		9,266,424
Special Tax - 0.0%
City of North Charleston SC Series 2017 A, 5% 10/1/2040	825,000	828,532
Transportation - 0.2%
Charleston Cnty SC Arpt Dist Series 2024A, 5.25% 7/1/2041 (h)	1,000,000	1,094,619
Charleston Cnty SC Arpt Dist Series 2024A, 5.25% 7/1/2042 (h)	1,400,000	1,522,482
Charleston Cnty SC Arpt Dist Series 2024A, 5.25% 7/1/2043 (h)	1,400,000	1,514,421
Charleston Cnty SC Arpt Dist Series 2024A, 5.25% 7/1/2049 (h)	1,340,000	1,393,901
Connector 2000 Association SC Toll Road Rev Series 2011A, 0% 1/1/2032 (b)	3,799,270	2,738,683
Connector 2000 Association SC Toll Road Rev Series 2011A, 0% 1/1/2042 (b)	6,087,835	2,159,974
Connector 2000 Association SC Toll Road Rev Series 2011A, 0% 7/22/2051 (b)	14,434,735	2,348,856
South Carolina St Ports Auth Series 2018, 5% 7/1/2037 (h)	180,000	184,090
South Carolina St Ports Auth Series 2018, 5% 7/1/2038 (h)	385,000	393,179
South Carolina St Ports Auth Series 2018, 5% 7/1/2043 (h)	965,000	977,682
South Carolina St Ports Auth Series 2018, 5% 7/1/2048 (h)	665,000	666,753
South Carolina St Ports Auth Series 2019 B, 4% 7/1/2035 (h)	725,000	726,970
South Carolina St Ports Auth Series 2019 B, 4% 7/1/2037 (h)	1,125,000	1,126,819
South Carolina St Ports Auth Series 2019 B, 4% 7/1/2039 (h)	1,115,000	1,112,925
South Carolina St Ports Auth Series 2019 B, 5% 7/1/2044 (h)	1,705,000	1,731,225
TOTAL TRANSPORTATION		19,692,579
TOTAL SOUTH CAROLINA		124,622,829
South Dakota - 0.2%
Health Care - 0.2%
Sioux Falls SD Health Facs Rev Series 2017, 5% 11/1/2028	200,000	200,136
Sioux Falls SD Health Facs Rev Series 2017, 5% 11/1/2030	215,000	215,137
Sioux Falls SD Health Facs Rev Series 2017, 5% 11/1/2032	195,000	195,064
Sioux Falls SD Health Facs Rev Series 2017, 5% 11/1/2042	280,000	269,337
South Dakota St Hlth & Edl Fac (Avera Health SD Proj.) 5% 7/1/2026	35,000	35,058
South Dakota St Hlth & Edl Fac (Avera Health SD Proj.) 5% 7/1/2028	35,000	35,862
South Dakota St Hlth & Edl Fac (Avera Health SD Proj.) 5% 7/1/2029	70,000	71,673
South Dakota St Hlth & Edl Fac (Avera Health SD Proj.) 5% 7/1/2030	45,000	46,057
South Dakota St Hlth & Edl Fac (Avera Health SD Proj.) 5% 7/1/2031	80,000	81,817
South Dakota St Hlth & Edl Fac (Avera Health SD Proj.) 5% 7/1/2035	40,000	40,714
South Dakota St Hlth & Edl Fac (Regional Health Inc Proj.) Series 2017, 5% 9/1/2040	670,000	676,981
South Dakota St Hlth & Edl Fac (Regional Health Inc Proj.) Series 2020 A, 3% 9/1/2045	1,465,000	1,210,114
South Dakota St Hlth & Edl Fac (Sanford Health, Sd Proj.) 5% tender 11/1/2051 (g)	2,450,000	2,668,823
South Dakota St Hlth & Edl Fac Series 2024A, 4.25% 7/1/2049	4,400,000	4,107,011
South Dakota St Hlth & Edl Fac Series 2024A, 5.25% 7/1/2054	4,250,000	4,439,841
TOTAL HEALTH CARE		14,293,625
Housing - 0.0%
South Dakota Housing Development Authority Series 2022 B, 3% 11/1/2052	605,000	596,456
South Dakota Hsg Dev Aut Series 2024C, 6.25% 11/1/2055	950,000	1,056,502
South Dakota Hsg Dev Aut Series 2025 C, 6.25% 11/1/2056	495,000	545,950
South Dakota Hsg Dev Aut Series 2026A, 4.85% 5/1/2051	1,200,000	1,206,107
TOTAL HOUSING		3,405,015
Transportation - 0.0%
Sioux Falls Regional Airport Authority Series 2025, 5.25% 12/1/2042 (Build America Mutual Assurance Co Insured) (h)	1,320,000	1,434,593
Sioux Falls Regional Airport Authority Series 2025, 5.25% 12/1/2043 (Build America Mutual Assurance Co Insured) (h)	1,390,000	1,502,345
Sioux Falls Regional Airport Authority Series 2025, 5.25% 12/1/2044 (Build America Mutual Assurance Co Insured) (h)	1,465,000	1,570,635
Sioux Falls Regional Airport Authority Series 2025, 5.25% 12/1/2045 (Build America Mutual Assurance Co Insured) (h)	1,040,000	1,106,292
TOTAL TRANSPORTATION		5,613,865
TOTAL SOUTH DAKOTA		23,312,505
Tennessee - 1.2%
Education - 0.1%
Knox Cnty TN Health Edl & Hsg Fac Rev (Provident Utk Properties Proj.) Series 2024 B 1, 5% 7/1/2049 (Build America Mutual Assurance Co Insured)	450,000	461,220
Knox Cnty TN Health Edl & Hsg Fac Rev (Provident Utk Properties Proj.) Series 2024 B 1, 5.125% 7/1/2054 (Build America Mutual Assurance Co Insured)	1,200,000	1,226,763
Knox Cnty TN Health Edl & Hsg Fac Rev (Provident Utk Properties Proj.) Series 2024 B 1, 5.125% 7/1/2059 (Build America Mutual Assurance Co Insured)	1,540,000	1,571,823
Knox Cnty TN Health Edl & Hsg Fac Rev (Provident Utk Properties Proj.) Series 2024 B 1, 5.25% 7/1/2064 (Build America Mutual Assurance Co Insured)	500,000	514,050
Knox Cnty TN Health Edl & Hsg Fac Rev (Provident Utk Properties Proj.) Series 2024A 1, 5% 7/1/2064 (Build America Mutual Assurance Co Insured)	895,000	906,839
Knox Cnty TN Health Edl & Hsg Fac Rev (Provident Utk Properties Proj.) Series 2024A 1, 5.5% 7/1/2054 (Build America Mutual Assurance Co Insured)	1,000,000	1,044,633
Metro Gov Nashville & Davidson Cnty Tenn Hlth & Edl Facs Brd Rev (Lipscomb University Proj.) Series 2019 A, 5.25% 10/1/2058	1,865,000	1,773,461
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Belmont University Proj.) Series 2023, 5% 5/1/2035	1,000,000	1,094,008
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Belmont University Proj.) Series 2023, 5% 5/1/2036	1,055,000	1,145,948
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Belmont University Proj.) Series 2023, 5% 5/1/2041	1,000,000	1,060,753
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Belmont University Proj.) Series 2023, 5% 5/1/2042	1,315,000	1,386,166
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Belmont University Proj.) Series 2023, 5.25% 5/1/2053	1,000,000	1,025,033
TOTAL EDUCATION		13,210,697
Electric Utilities - 0.1%
Clarksville TN Wtr Swr and Gas Rev Series 2021 A, 4% 2/1/2051	5,950,000	5,482,414
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 A, 5% 5/15/2042	2,240,000	2,453,536
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 A, 5% 5/15/2043	1,340,000	1,459,990
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 A, 5.25% 5/15/2049	5,900,000	6,276,696
Tennergy Corp Tenn Gas Revenue 5.5% tender 10/1/2053 (g)	5,150,000	5,469,819
TOTAL ELECTRIC UTILITIES		21,142,455
General Obligations - 0.5%
Coffee Cnty Tenn Gen. Oblig. Series 2021 C, 3% 6/1/2044	1,240,000	1,004,197
New Memphis Arena Bldg Auth Memphis & Sheby Cnty Tenn (Memphis TN Proj.) Gen. Oblig. Series 2021, 0% 4/1/2032 (b)	120,000	93,523
New Memphis Arena Bldg Auth Memphis & Sheby Cnty Tenn (Memphis TN Proj.) Gen. Oblig. Series 2021, 0% 4/1/2033 (b)	170,000	126,085
New Memphis Arena Bldg Auth Memphis & Sheby Cnty Tenn (Memphis TN Proj.) Gen. Oblig. Series 2021, 0% 4/1/2037 (b)	150,000	89,840
New Memphis Arena Bldg Auth Memphis & Sheby Cnty Tenn (Memphis TN Proj.) Gen. Oblig. Series 2021, 0% 4/1/2038 (b)	125,000	70,782
Tennergy Corp Tenn Gas Revenue (Royal Bank Of Canada Proj.) 5% tender 10/1/2054 (g)	4,260,000	4,500,423
Tennessee Energy Acquisition Corp Commodity Proj Rev Series 2021 A, 5% tender 5/1/2052 (Goldman Sachs Group Inc/The Guaranteed) (g)	525,000	556,693
Tennessee Engy Acq Crp Gas Rev 5% tender 5/1/2053 (Goldman Sachs Group Inc/The Guaranteed) (g)	5,000,000	5,142,073
Tennessee Engy Acq Crp Gas Rev 5.25% 9/1/2026 (Goldman Sachs Group Inc/The Guaranteed)	1,695,000	1,703,262
Tennessee Engy Acq Crp Gas Rev Series 2025A, 5% 12/1/2035 (Pacific Life Insurance Co Guaranteed)	25,935,000	27,526,947
Tennessee Engy Acq Crp Gas Rev Series 2026A, 5% 11/1/2034 (Massachusetts Mutual Life Insurance Co Guaranteed)	14,510,000	15,440,802
TOTAL GENERAL OBLIGATIONS		56,254,627
Health Care - 0.1%
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 1, 4% 8/1/2044	1,680,000	1,557,751
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 2, 5% 8/1/2037	50,000	51,862
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 2, 5% 8/1/2044	710,000	724,283
Greeneville TN Health & Edl Facs Brd Hosp Rev (Ballad Health Proj.) Series 2018A, 5% 7/1/2036	960,000	983,064
Jackson TN Hosp Rev (West Tennessee Healthcare Proj.) Series 2018 A, 5% 4/1/2027	40,000	40,463
Jackson TN Hosp Rev (West Tennessee Healthcare Proj.) Series 2018 A, 5% 4/1/2028	25,000	25,622
Jackson TN Hosp Rev (West Tennessee Healthcare Proj.) Series 2018 A, 5% 4/1/2041	1,375,000	1,396,255
Knox Cnty Tenn Health Edl & Hsg Fac Brd Hosp Rev Series 2016 A, 5% 1/1/2042	1,495,000	1,503,741
Knox Cnty TN Health Edl & Hsg Fac Rev (Univ Health System, TN Proj.) Series 2020 A, 5% 9/1/2030	1,230,000	1,270,792
Knox Cnty TN Health Edl & Hsg Fac Rev Series 2017 A, 5% 4/1/2030	165,000	166,535
Knox Cnty TN Health Edl & Hsg Fac Rev Series 2017 A, 5% 4/1/2036	595,000	598,176
Knox Cnty TN Health Edl & Hsg Fac Rev Series 2020 A, 5% 9/1/2040	3,525,000	3,564,483
Metro Gov Nashville & Davidson Cnty Tenn Hlth & Edl Facs Brd Rev (Vanderbilt Hospital, TN Proj.) Series 2016 A, 5% 7/1/2040	460,000	460,838
Metro Gov Nashville & Davidson Cnty Tenn Hlth & Edl Facs Brd Rev (Vanderbilt Hospital, TN Proj.) Series 2026 B, 5% 7/1/2032	2,870,000	3,156,424
Metro Gov Nashville & Davidson Cnty Tenn Hlth & Edl Facs Brd Rev (Vanderbilt Hospital, TN Proj.) Series 2026 B, 5% 7/1/2034	1,500,000	1,675,574
Metro Gov Nashville & Davidson Cnty Tenn Hlth & Edl Facs Brd Rev (Vanderbilt Hospital, TN Proj.) Series 2026 B, 5% 7/1/2037	2,000,000	2,237,858
Shelby Cnty TN Health Edl & Hsg Brd Res Care Fac Series 2014, 5% 12/1/2034	70,000	70,003
Shelby Cnty TN Health Edl & Hsg Brd Res Care Fac Series 2014, 5.25% 12/1/2044	165,000	161,512
Shelby Cnty TN Health Edl & Hsg Brd Res Care Fac Series 2014, 5.25% 12/1/2049	470,000	426,335
Shelby Cnty TN Hlth Edl & Hsg Facs (Methodist Le Bonheur Health Proj.) 5% 5/1/2027	70,000	71,150
Shelby Cnty TN Hlth Edl & Hsg Facs (Methodist Le Bonheur Health Proj.) 5% 5/1/2029	70,000	71,065
TOTAL HEALTH CARE		20,213,786
Housing - 0.0%
Chatanooga TN Health Ed & Hsg Fac Brd Rev Series 2015, 5% 10/1/2035	535,000	535,109
Tennessee Housing Development Agency (TN Residential Finance 1/29/13 Proj.) 3% 7/1/2051	1,070,000	1,057,342
Tennessee Housing Development Agency (TN Residential Finance 1/29/13 Proj.) Series 2021 3A, 3% 1/1/2052	545,000	537,321
Tennessee Housing Development Agency Series 2018 1, 4% 1/1/2043	115,000	115,161
Tennessee Housing Development Agency Series 2018 3, 4.25% 7/1/2049	100,000	100,416
Tennessee Housing Development Agency Series 2019 3, 2.6% 7/1/2039	190,000	158,716
Tennessee Housing Development Agency Series 2019 3, 2.8% 7/1/2044	230,000	188,204
Tennessee Housing Development Agency Series 2019 1, 3.75% 7/1/2039	180,000	178,595
Tennessee Housing Development Agency Series 2019 4, 2.9% 7/1/2039	440,000	390,351
Tennessee Hsg Dev Agy Series 2015A, 3.5% 7/1/2045	255,000	254,904
TOTAL HOUSING		3,516,119
Industrial Development - 0.0%
Industrial Development Board of The City of Kingsport Tennessee/The Series 2024, 5.25% tender 12/1/2054 (c)(g)(h)	1,150,000	1,055,122
Other - 0.0%
Cleveland Tenn Health & Edl Facs Brd Multifamily Hsg Rev Series 2024, 4.2% 5/1/2040	623,000	619,519
Metro Gov Nashville & Davidson Cnty TN Hlth & Edl Facs Brd Multifamily Tax Series 2022 A FN, 4.75% 2/1/2048	2,287,883	2,290,905
Rutherford Cnty TN Gen. Oblig. 1.875% 4/1/2039	750,000	580,366
Rutherford County Health & Edu Series 2025A 1, 5% 7/1/2060 (Build America Mutual Assurance Co Insured)	650,000	641,702
Rutherford County Health & Edu Series 2025A 1, 5% 7/1/2065 (Build America Mutual Assurance Co Insured)	675,000	660,352
Shelby County Health & Educational Facilities Board Series 2024 A 1, 5% 6/1/2044 (c)	400,000	403,429
TOTAL OTHER		5,196,273
Special Tax - 0.1%
Hamilton County & Chattanooga Sports Authority Series 2024A, 6% 12/1/2055	645,000	719,338
Metropolitan Govt Nashville & Davidson Cnty Tenn Sports Auth Rev Series 2023A, 5.25% 7/1/2053 (Assured Guaranty Inc Insured)	3,050,000	3,201,391
Metropolitan Govt Nashville & Davidson Cnty Tenn Sports Auth Rev Series 2023A, 5.25% 7/1/2056 (Assured Guaranty Inc Insured)	1,750,000	1,826,847
Metropolitan Govt Nashville & Davidson Cnty Tenn Sports Auth Rev Series 2023B, 5.25% 7/1/2053 (Assured Guaranty Inc Insured)	1,205,000	1,256,937
Metropolitan Govt Nashville & Davidson Cnty Tenn Sports Auth Rev Series 2023B, 5.25% 7/1/2056 (Assured Guaranty Inc Insured)	1,395,000	1,451,722
TOTAL SPECIAL TAX		8,456,235
Transportation - 0.3%
Memphis-Shelby Cnty TN Arpt Auth Series 2018, 5% 7/1/2037 (h)	565,000	576,113
Memphis-Shelby Cnty TN Arpt Auth Series 2021A, 5% 7/1/2035 (h)	825,000	875,567
Memphis-Shelby Cnty TN Arpt Auth Series 2021A, 5% 7/1/2036 (h)	870,000	919,539
Memphis-Shelby Cnty TN Arpt Auth Series 2021A, 5% 7/1/2037 (h)	910,000	958,091
Memphis-Shelby Cnty TN Arpt Auth Series 2021A, 5% 7/1/2038 (h)	960,000	1,007,408
Memphis-Shelby Cnty TN Arpt Auth Series 2021A, 5% 7/1/2039 (h)	1,005,000	1,051,245
Memphis-Shelby Cnty TN Arpt Auth Series 2021A, 5% 7/1/2040 (h)	415,000	432,722
Metro Nashville Arpt Auth Rev 5.5% 7/1/2037 (h)	1,500,000	1,660,902
Metro Nashville Arpt Auth Rev 5.5% 7/1/2041 (h)	1,000,000	1,090,684
Metro Nashville Arpt Auth Rev 5.5% 7/1/2052 (h)	5,235,000	5,443,156
Metro Nashville Arpt Auth Rev Series 2019 B, 4% 7/1/2049 (h)	2,500,000	2,249,530
Metro Nashville Arpt Auth Rev Series 2019 B, 5% 7/1/2027 (h)	435,000	444,219
Metro Nashville Arpt Auth Rev Series 2019 B, 5% 7/1/2035 (h)	360,000	379,436
Metro Nashville Arpt Auth Rev Series 2019 B, 5% 7/1/2038 (h)	2,325,000	2,427,891
Metro Nashville Arpt Auth Rev Series 2019 B, 5% 7/1/2044 (h)	885,000	906,903
Metro Nashville Arpt Auth Rev Series 2019 B, 5% 7/1/2054 (h)	2,355,000	2,366,749
Metro Nashville Arpt Auth Rev Series 2019A, 4% 7/1/2049	1,285,000	1,200,874
Metro Nashville Arpt Auth Rev Series 2026 B, 5% 7/1/2039 (h)	2,280,000	2,490,283
Metro Nashville Arpt Auth Rev Series 2026 B, 5% 7/1/2041 (h)	1,800,000	1,951,780
Metro Nashville Arpt Auth Rev Series 2026 B, 5.25% 7/1/2051 (h)	8,170,000	8,484,359
Metro Nashville Arpt Auth Rev Series 2026 B, 5.5% 7/1/2056 (h)	1,305,000	1,370,381
TOTAL TRANSPORTATION		38,287,832
Water & Sewer - 0.0%
Gallatin Tenn Wtr & Swr Rev Series 2021 A, 3% 7/1/2041	500,000	432,279
Gallatin Tenn Wtr & Swr Rev Series 2021 A, 3% 7/1/2046	650,000	500,432
TOTAL WATER & SEWER		932,711
TOTAL TENNESSEE		168,265,857
Texas - 5.7%
Education - 0.4%
Arlington Higher Education Finance Corp (Riverwalk Ed Fndtion Inc Proj.) 5% 8/15/2047 (Permanent Sch Fund of Texas Guaranteed)	785,000	808,954
Arlington Higher Education Finance Corp 4% 8/15/2041	2,400,000	2,396,139
Arlington Higher Education Finance Corp 5% 8/15/2048	1,000,000	941,961
Arlington Higher Education Finance Corp Series 2017 A, 5% 12/1/2047	565,000	568,204
Arlington Higher Education Finance Corp Series 2020 A, 3% 8/15/2050	2,000,000	1,426,045
Arlington Higher Education Finance Corp Series 2022, 4% 8/15/2052	4,775,000	4,196,919
Arlington Tex Higher Ed Fin Corp Ed Rev 4.25% 8/15/2047	1,730,000	1,648,714
Arlington Tex Higher Ed Fin Corp Ed Rev 5.625% 6/15/2045 (c)	800,000	823,606
Arlington Tex Higher Ed Fin Corp Ed Rev 5.75% 6/15/2055 (c)	970,000	981,931
Arlington Tex Higher Ed Fin Corp Ed Rev 5.875% 6/15/2065 (c)	2,050,000	2,074,072
Arlington Tex Higher Ed Fin Corp Ed Rev Series 2023, 5% 8/15/2048	2,700,000	2,793,519
Arlington Tex Higher Ed Fin Corp Ed Rev Series 2024, 4.875% 6/15/2059 (c)	1,280,000	1,148,059
Arlington Tex Higher Ed Fin Corp Ed Rev Series 2024, 5% 6/15/2064 (c)	595,000	538,188
Arlington Tex Higher Ed Fin Corp Ed Rev Series 2024A, 5% 8/15/2049	1,000,000	958,205
Board of Regents of the University of Texas System Series 2019 B, 5% 8/15/2049	1,355,000	1,493,959
Board of Regents of the University of Texas System Series 2020 A, 3.5% 8/15/2050	2,000,000	1,642,171
Board of Regents of the University of Texas System Series 2020 C, 5% 8/15/2031	2,120,000	2,350,554
Board of Regents of the University of Texas System Series 2024B, 4% 8/15/2054	4,000,000	3,636,616
Brazos Tex Higher Ed Auth Inc Student Loan Prog Rev Series 2020 1A, 2.35% 4/1/2040 (h)	10,000	9,931
Brazos Tex Higher Ed Auth Inc Student Loan Prog Rev Series 2020 1B, 3% 4/1/2040 (h)	190,000	156,242
Brazos Tex Higher Ed Auth Inc Student Loan Prog Rev Series 2021 1A, 3.414% 4/1/2040	10,000	9,904
Brazos Tex Higher Ed Auth Inc Student Loan Prog Rev Series 2023 1A, 5.125% 4/1/2043 (h)	1,870,000	1,935,853
Brazos Tex Higher Ed Auth Inc Student Loan Prog Rev Series 2024 1A, 4% 4/1/2045 (h)	1,145,000	1,052,821
Clifton Higher Education Finance Corp (IDEA Public Schools Proj.) Series 2022A, 4% 8/15/2047	250,000	220,828
Clifton Higher Education Finance Corp (International Leadership of Tx, Inc. Proj.) Series 2025A, 5.25% 2/15/2043 (Permanent Sch Fund of Texas Guaranteed)	2,375,000	2,553,927
Clifton Higher Education Finance Corp (International Leadership of Tx, Inc. Proj.) Series 2025A, 5.25% 2/15/2049 (Permanent Sch Fund of Texas Guaranteed)	870,000	904,389
Clifton Higher Education Finance Corp Series 2022, 4.25% 8/15/2052	750,000	682,782
Clifton Higher Education Finance Corp Series 2024 A, 5.75% 6/15/2044 (c)	575,000	563,252
Clifton Higher Education Finance Corp Series 2024A, 4.125% 8/15/2049	200,000	183,803
Clifton Higher Education Finance Corp Series 2024A, 4.25% 8/15/2053	1,200,000	1,090,015
Clifton Higher Education Finance Corp Series 2025, 5% 8/15/2038	4,000,000	4,387,069
Clifton Higher Education Finance Corp Series 2025, 5% 8/15/2055	1,835,000	1,867,416
Danbury Tex Higher Ed Auth Inc Ed Rev Series 2019 A, 4% 8/15/2049	115,000	83,345
Houston TX Higher Ed Fin Corp Univ Rev (Houston Baptist University Proj.) 3.375% 10/1/2037	50,000	45,203
Houston TX Higher Ed Fin Corp Univ Rev (Houston Baptist University Proj.) 4% 10/1/2051	170,000	136,860
Houston TX Higher Ed Fin Corp Univ Rev (Houston Baptist University Proj.) 5.125% 10/1/2051	725,000	703,037
Houston TX Higher Ed Fin Corp Univ Rev (Houston Baptist University Proj.) 5.25% 10/1/2054	330,000	322,285
New Hope Cultural Ed Facs Fin Corp Tex Ed Rev Series 2020 A, 5% 8/15/2040 (c)	300,000	282,132
New Hope Cultural Ed Facs Fin Corp Tex Ed Rev Series 2020 A, 5% 8/15/2050 (c)	300,000	272,726
New Hope Cultural Ed Facs Fin Corp Tex Ed Rev Series 2021, 4% 8/15/2041 (c)	325,000	287,790
New Hope Cultural Ed Facs Fin Corp Tex Ed Rev Series 2021, 4% 8/15/2056 (c)	350,000	263,897
New Hope Cultural Ed Facs Fin Corp Tex Edl Fac Rev Series A 1, 5% 4/1/2046	1,325,000	1,325,048
New Hope Cultural Education Facilities Corp Series 2014A, 5% 4/1/2029	515,000	515,101
Newark Higher Ed Fin Corp Tex Rev (Abilene Christian Univ, TX Proj.) 5% 4/1/2027	90,000	90,108
Newark Higher Ed Fin Corp Tex Rev (Abilene Christian Univ, TX Proj.) 5% 4/1/2028	100,000	100,131
Newark Higher Ed Fin Corp Tex Rev (Abilene Christian Univ, TX Proj.) 5% 4/1/2029	115,000	115,151
Newark Higher Ed Fin Corp Tex Rev Series 2021 A, 4% 8/15/2031	225,000	219,856
Newark Higher Ed Fin Corp Tex Rev Series 2021 A, 4% 8/15/2041	405,000	352,011
Newark Higher Ed Fin Corp Tex Rev Series 2022, 4% 6/15/2052	370,000	324,892
Red Riv Ed Fin Corp Tex Higher Ed Rev (Houston Baptist University Proj.) 5.5% 10/1/2046	355,000	355,369
San Antonio TX Ed Facs Corp Rv (Univ of The Incarnate Word Proj.) Series 2021 A, 4% 4/1/2051	250,000	205,570
Southwest Hrg Ed Auth TX Rev (Southern Methodist Univ, TX Proj.) 5% 10/1/2029	55,000	56,521
Southwest Hrg Ed Auth TX Rev (Southern Methodist Univ, TX Proj.) 5% 10/1/2032	40,000	40,998
Southwest Hrg Ed Auth TX Rev (Southern Methodist Univ, TX Proj.) 5% 10/1/2039	150,000	153,547
Southwest Hrg Ed Auth TX Rev (Southern Methodist Univ, TX Proj.) 5% 10/1/2040	120,000	122,625
Texas St Univ Sys Fing Rev 4% 3/15/2034	125,000	126,828
Texas St Univ Sys Fing Rev 4% 3/15/2035	110,000	111,318
Texas Technical College Sys Fing Rev 5.5% 8/1/2042 (Assured Guaranty Inc Insured)	1,655,000	1,825,748
Texas Technical College Sys Fing Rev 5.75% 8/1/2047 (Assured Guaranty Inc Insured)	580,000	630,059
Texas Technical College Sys Fing Rev 6% 8/1/2054 (Assured Guaranty Inc Insured)	555,000	601,730
University North Tex Univ Rev Series 2017 A, 5% 4/15/2032	255,000	259,355
University TX Perm Univ Fd Series 2022A, 4% 7/1/2042	1,300,000	1,287,738
Washington Cnty TX Jr College Dist Rev Series 2019, 3.25% 10/1/2040 (Build America Mutual Assurance Co Insured)	1,180,000	1,050,973
Washington Cnty TX Jr College Dist Rev Series 2020, 2.375% 10/1/2045 (Assured Guaranty Inc Insured)	765,000	482,789
TOTAL EDUCATION		58,796,789
Electric Utilities - 0.2%
Austin TX Elec Util Sys Rev Series 2025, 5% 11/15/2042	1,500,000	1,659,361
Austin TX Elec Util Sys Rev Series 2025, 5% 11/15/2043	1,250,000	1,374,714
City of Greenville TX Electric System Revenue Series 2024, 5.25% 2/15/2049 (Build America Mutual Assurance Co Insured)	2,200,000	2,286,018
Garland Tex Elec Util Sys Rev 4% 3/1/2046	100,000	92,433
Garland Tex Elec Util Sys Rev 4% 3/1/2051	125,000	109,209
Garland Tex Elec Util Sys Rev Series 2023, 4.25% 3/1/2048 (Assured Guaranty Inc Insured)	1,500,000	1,453,669
Harris Cnty Houston Tex Sports Auth Rev Series SR LIEN 2001G, 0% 11/15/2041 (b)	1,000,000	427,791
Harris Cnty Tex Cultural Ed Facs Fin Corp Thermal Util Rev Series 2017, 5% 11/15/2031	195,000	200,639
Harris Cnty Tex Cultural Ed Facs Fin Corp Thermal Util Rev Series 2017, 5% 11/15/2033	1,940,000	1,990,446
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) 5% 5/15/2027	1,060,000	1,083,287
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) 5% 5/15/2028	145,000	151,081
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2018, 5% 5/15/2033	250,000	259,145
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2018, 5% 5/15/2035	120,000	124,019
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2018, 5% 5/15/2043	95,000	97,043
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2018, 5% 5/15/2048	110,000	111,088
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5.25% 5/15/2054 (Assured Guaranty Inc Insured)	2,530,000	2,644,144
Lower Colorado River Authority Series 2023, 5.5% 5/15/2048 (Assured Guaranty Inc Insured)	1,000,000	1,064,874
Lower Colorado River Authority Series 2025, 5% 5/15/2050	1,000,000	1,031,477
Lubbock TX Elec Lt & Pwr Sys Rev Series 2021, 4% 4/15/2046	1,350,000	1,280,475
Matagorda Cnty TX Nav Dist No1 (AEP Texas Central Co Proj.) Series 2001A, 2.6% 11/1/2029	1,205,000	1,180,592
San Antonio TX Elec & Gas Rev 5% 2/1/2032	70,000	71,728
San Antonio TX Elec & Gas Rev 5% 2/1/2034	85,000	86,948
San Antonio TX Elec & Gas Rev Series 2024 B, 5% 2/1/2043	2,710,000	2,931,285
San Antonio TX Elec & Gas Rev Series 2026A, 3.15% tender 2/1/2055 (g)	1,750,000	1,734,866
Texas Mun Gas Acquisition & Supply Corp II Gas Supply Rev Series 2012C, 3.287% 9/15/2027 (g)	4,090,000	4,096,254
Texas Mun Pwr Agy Rv Series 2021, 2% 9/1/2037 (Assured Guaranty Inc Insured)	1,670,000	1,350,294
Texas Mun Pwr Agy Rv Series 2021, 3% 9/1/2034 (Assured Guaranty Inc Insured)	1,000,000	945,641
Texas Mun Pwr Agy Rv Series 2025, 5.5% 9/1/2050	790,000	841,131
TOTAL ELECTRIC UTILITIES		30,679,652
Escrowed/Pre-Refunded - 0.0%
El Paso Tex Gen. Oblig. Series 2016, 4% 8/15/2042 (Pre-refunded to 8/15/2026 at 100)	20,000	20,046
Fredericksburg Tex Indpt Sch Dist Series 2022, 4% 2/15/2052 (Pre-refunded to 2/15/2032 at 100)	50,000	53,129
TOTAL ESCROWED/PRE-REFUNDED		73,175
General Obligations - 1.7%
Aldine TX Indpt Sch Dist Series 2024, 4% 2/15/2054	1,325,000	1,209,287
Aldine TX Indpt Sch Dist Series 2026, 5% 2/15/2032 (Permanent Sch Fund of Texas Guaranteed) (j)	2,500,000	2,778,893
Anna Tex Indpt Sch Dist Series 2023, 4.125% 2/15/2053	205,000	188,639
Austin TX Cmnty College Dist Gen. Oblig. 5.25% 8/1/2053	4,500,000	4,705,461
Belton TX Isd Series 2022, 4% 2/15/2052	605,000	554,215
Bexar Cnty TX Gen. Oblig. Series 2016, 3% 6/15/2041	625,000	540,415
Bexar Cnty TX Hosp Dist Gen. Oblig. Series 2023, 5% 2/15/2041	1,400,000	1,492,407
Bexar Cnty TX Hosp Dist Gen. Oblig. Series 2023, 5% 2/15/2042	1,000,000	1,063,079
Bexar Cnty TX Hosp Dist Gen. Oblig. Series 2023, 5% 2/15/2048	1,000,000	1,035,828
Brazoria Cnty Texas Gen. Oblig. Series 2021, 3% 3/1/2041	1,600,000	1,389,569
Brazos Cnty Tex Gen. Oblig. Series 2020, 2.125% 9/1/2040	1,100,000	828,524
Brock TX Indpt Sch Dist Series 2023, 4% 8/15/2048	2,025,000	1,849,065
Bryan TX (Bryan Tex Proj.) Gen. Oblig. 2.125% 8/15/2034	525,000	462,937
Caney Creek Tex Mun Util Distutil Sys Rev Gen. Oblig. 2.75% 3/1/2042	705,000	533,636
Cedar Park TX Gen. Oblig. 1.125% 2/15/2032	1,570,000	1,355,862
Celina Tex Gen. Oblig. Series 2021, 1.75% 9/1/2035	3,340,000	2,733,486
Chambers Cnty TX Justice Ctr Pub Facs Corp Lease Rev Series 2024, 5.5% 6/1/2055	3,020,000	3,172,304
City of Waco TX Gen. Oblig. 2.375% 2/1/2038	1,000,000	837,522
City of Waco TX Gen. Oblig. Series 2020, 2.375% 2/1/2040	1,020,000	816,537
College of the Mainland Gen. Oblig. Series 2020, 4% 8/15/2044	475,000	456,974
Comal Tex Indpt Sch Dist 3% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	1,840,000	1,704,721
Comal Tex Indpt Sch Dist Series 2022, 3% 2/1/2040	2,500,000	2,239,672
Conroe TX Isd Series 2022, 3% 2/15/2041	5,000,000	4,382,426
Crowley Independent School District Series 2023, 5.25% 2/1/2053 (Permanent Sch Fund of Texas Guaranteed)	3,505,000	3,653,491
Dalhart Tex Gen. Oblig. Series 2020, 3.125% 2/15/2050	595,000	439,380
Dallas TX Gen. Oblig. Series 2024C, 5% 2/15/2040	5,640,000	6,180,893
Dallas TX ISD 5% 2/15/2030 (Permanent Sch Fund of Texas Guaranteed)	1,205,000	1,305,875
Dallas TX ISD 5% 2/15/2030 (Permanent Sch Fund of Texas Guaranteed)	1,145,000	1,240,852
Dallas TX ISD Series 2026B, 5% tender 2/15/2056 (Permanent Sch Fund of Texas Guaranteed) (g)	10,000,000	10,675,744
Denton Cnty TX Gen. Oblig. Series 2025, 5% 7/15/2039	1,705,000	1,882,254
Denton Cnty TX Gen. Oblig. Series 2025, 5% 7/15/2042	1,595,000	1,742,417
Denton Independent School District Series 2020, 1.8% 8/15/2037	1,250,000	975,934
Denton Independent School District Series 2023, 5% 8/15/2048 (Permanent Sch Fund of Texas Guaranteed)	5,250,000	5,474,607
Denton TX Gen. Oblig. Series 2020, 2% 2/15/2037	2,215,000	1,801,634
Ector County Hospital District Gen. Oblig. Series 2020, 5% 9/15/2026	135,000	135,389
Ector County Hospital District Gen. Oblig. Series 2020, 5% 9/15/2027	210,000	213,071
Ector County Hospital District Gen. Oblig. Series 2020, 5% 9/15/2028	225,000	230,915
Ector County Hospital District Gen. Oblig. Series 2020, 5% 9/15/2029	145,000	150,147
Ector County Hospital District Gen. Oblig. Series 2020, 5% 9/15/2030	170,000	177,416
Ector County Hospital District Gen. Oblig. Series 2020, 5% 9/15/2031	230,000	238,850
El Paso Independent School District Series 2020, 5% 8/15/2026 (Permanent Sch Fund of Texas Guaranteed)	920,000	924,108
El Paso Tex Gen. Oblig. Series 2016, 4% 8/15/2042	1,870,000	1,850,507
Forney TX Indpt Sch Dis Series 2019, 5% 2/15/2049	395,000	396,704
Fort Bend TX Indpt Sch Dist Series 2021 B, 0.72% tender 8/1/2051 (Permanent Sch Fund of Texas Guaranteed) (g)	1,180,000	1,175,900
Fort Bend TX Indpt Sch Dist Series 2024B, 4% tender 8/1/2054 (Permanent Sch Fund of Texas Guaranteed) (g)	2,500,000	2,533,085
Fort Worth Tex Indpt Sch Dist Series 2019 A, 2.375% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed)	365,000	339,603
Fort Worth Tex Indpt Sch Dist Series 2019 A, 2.625% 2/15/2038	4,000,000	3,483,907
Fort Worth TX Gen. Oblig. Series 2021, 2% 3/1/2038	1,475,000	1,144,041
Fort Worth TX Gen. Oblig. Series 2021, 2% 3/1/2041	1,000,000	713,340
Fredericksburg Tex Indpt Sch Dist Series 2022, 4% 2/15/2052	1,030,000	930,520
Haltom City Tex Gen. Oblig. Series 2021, 2.5% 2/1/2040 (Build America Mutual Assurance Co Insured)	1,285,000	1,045,507
Harris Cnty Tex Mun Util Distno 171 Contract Rev Gen. Oblig. Series 2025, 4.125% 12/1/2052 (Assured Guaranty Inc Insured)	1,500,000	1,333,848
Harris Cnty TX Flood Ctl Dist (Harris Cnty TX Proj.) Gen. Oblig. Series 2021 A, 5% 10/1/2028	1,200,000	1,263,657
Harris Cnty TX Flood Ctl Dist (Harris Cnty TX Proj.) Gen. Oblig. Series 2021 A, 5% 10/1/2029	1,200,000	1,287,546
Harris Cnty TX Gen. Oblig. 0% 8/15/2028 (National Public Finance Guarantee Corporation Insured) (b)	605,000	565,493
Harris Cnty TX Mun Util Dist No 495 Gen. Oblig. Series 2019, 3% 9/1/2046 (Assured Guaranty Inc Insured)	530,000	402,113
Harris County Hospital District Gen. Oblig. 5.5% 2/15/2050	1,500,000	1,621,280
Harris County Municipal Utility District No 82 Gen. Oblig. Series 2019, 3% 4/1/2044 (Build America Mutual Assurance Co Insured)	225,000	177,840
Hays TX Cons Indpt Schl Dist Series 2022, 4% 2/15/2047 (Permanent Sch Fund of Texas Guaranteed)	1,500,000	1,417,786
Houston TX Gen. Oblig. 4.125% 3/1/2051	1,500,000	1,376,776
Hurst Euless Bedford TX Ind Sch Dist Series 2024, 4% 8/15/2050 (Permanent Sch Fund of Texas Guaranteed)	2,500,000	2,336,779
Joshua Tex Indpt Sch Dist Series 2024, 4% 8/15/2049	1,800,000	1,646,447
Judson TX Indpt Sch Dist Series 2024, 4% 2/1/2053 (Permanent Sch Fund of Texas Guaranteed)	1,500,000	1,358,312
Katy TX Ind Sch Dist Series 2021 D, 3% 2/15/2046 (Permanent Sch Fund of Texas Guaranteed)	2,750,000	2,173,002
Katy TX Ind Sch Dist Series 2025, 5.3% 2/15/2054	2,000,000	2,110,188
Lamar TX Isd Series 2023, 4% 2/15/2048	2,095,000	1,943,257
Lamar TX Isd Series 2023, 4% 2/15/2053	1,465,000	1,317,887
Lamar TX Isd Series 2023, 5.5% 2/15/2058	1,500,000	1,589,061
Leander Independent School District Series 2025 A, 0% 8/15/2033 (Permanent Sch Fund of Texas Guaranteed) (b)	1,000,000	786,537
Leander Independent School District Series 2025 A, 0% 8/15/2035 (Permanent Sch Fund of Texas Guaranteed) (b)	1,145,000	825,781
Leander Independent School District Series 2025 A, 5% 8/15/2040 (Permanent Sch Fund of Texas Guaranteed)	1,635,000	1,819,836
Longview Tex Indpt Sch Dist Series 2024, 4% 2/15/2049 (Permanent Sch Fund of Texas Guaranteed)	3,000,000	2,813,706
Lubbock Cooper Tex Indpt Sch Dist Series 2021, 3% 2/15/2046 (Permanent Sch Fund of Texas Guaranteed)	1,390,000	1,105,592
Mansfield TX Gen. Oblig. 2.375% 2/15/2037	1,450,000	1,266,874
Mckinney Tex Gen. Oblig. 2.5% 8/15/2036	2,130,000	1,907,900
Medina Valley Tex Indpt Sch Dist Series 2023, 4% 2/15/2053 (Permanent Sch Fund of Texas Guaranteed)	7,000,000	6,328,165
Midland TX Indpt Sch Dist Series 2024, 5% 2/15/2047	1,250,000	1,306,867
Nederland Tex Indpt Sch Dist Series 2019, 3% 8/15/2044 (Permanent Sch Fund of Texas Guaranteed)	5,500,000	4,524,042
New Caney TX Indpt Sch Dist New Series 2023, 5% 2/15/2048	1,000,000	1,044,758
Pampa TX Indpt Sch Dist Series 2024, 4.125% 8/15/2058	590,000	541,463
Pasadena TX Indpt Sch Dist Series 2015B, 3.23% tender 2/15/2044 (Permanent Sch Fund of Texas Guaranteed) (g)	2,525,000	2,530,124
Plano Independent School District Series 2025, 5% 2/15/2036 (Permanent Sch Fund of Texas Guaranteed)	2,000,000	2,248,885
Richardson Independent School District Series 2026, 5% 2/15/2043 (Permanent Sch Fund of Texas Guaranteed) (j)	1,355,000	1,474,286
Richardson Independent School District Series 2026, 5% 2/15/2044 (Permanent Sch Fund of Texas Guaranteed) (j)	1,785,000	1,927,502
Rockwall TX Indpt Sch Dist Series 2023, 4% 2/15/2053	590,000	534,213
Round Rock TX Indpt Sch Dist 5% tender 8/1/2046 (g)	10,000,000	10,873,138
San Antonio TX Indpt Sch Dist Series 2022, 5% 8/15/2052 (Permanent Sch Fund of Texas Guaranteed)	1,285,000	1,318,665
San Jacinto TX Cmnty College Dist Series 2022, 2.625% 2/15/2047	3,000,000	2,114,384
Spring Branch TX Indp Sch Dst Series 2022, 5% 2/1/2042 (Permanent Sch Fund of Texas Guaranteed)	2,250,000	2,390,011
Tarrant Cnty Tex Hosp Dist Gen. Oblig. Series 2023, 4.25% 8/15/2053	1,160,000	1,063,504
Texas Mun Gas Acquisition & Supply Corp I Gas Supply Rev 6.25% 12/15/2026 (Merrill Lynch & Co Inc Guaranteed)	1,855,000	1,887,632
Texas Mun Gas Acquisition & Supply Corp IV Gas Supply Rev Series 2023A, 5.5% tender 1/1/2054 (BP PLC Guaranteed) (g)	5,670,000	5,989,910
Texas Mun Gas Acquisition & Supply Corp IV Gas Supply Rev Series 2023B, 5.5% tender 1/1/2054 (BP PLC Guaranteed) (g)	7,670,000	8,397,671
Texas Municipal Gas Acquisition & Supply Corp III Series 2021, 5% 12/15/2026 (Macquarie Group Ltd Guaranteed)	1,155,000	1,166,977
Texas Municipal Gas Acquisition & Supply Corp III Series 2021, 5% 12/15/2028 (Macquarie Group Ltd Guaranteed)	250,000	260,214
Texas Municipal Gas Acquisition & Supply Corp III Series 2021, 5% 12/15/2031 (Macquarie Group Ltd Guaranteed)	815,000	865,383
Texas Municipal Gas Acquisition & Supply Corp III Series 2021, 5% 12/15/2032 (Macquarie Group Ltd Guaranteed)	1,780,000	1,901,104
Texas Municipal Gas Acquisition & Supply Corp V 5% tender 1/1/2055 (Bank of America Corp Guaranteed) (g)	12,400,000	13,257,656
Texas Municipal Gas Acquisition & Supply Corp V Series 2026, 5% 4/1/2036 (Citigroup Inc Guaranteed)	6,990,000	7,369,853
Texas Municipal Gas Acquisition And Supply Corp VI Series 2025, 5% 1/1/2036 (Bank of America Corp Guaranteed)	2,925,000	3,122,717
Texas State Gen. Oblig. Series 2013 B, 4% 8/1/2026 (h)	2,000,000	2,001,699
Texas State Gen. Oblig. Series 2021 B, 2.125% 8/1/2037	2,430,000	2,050,065
Texas State Gen. Oblig. Series 2023A, 4.125% 8/1/2046 (h)	5,000,000	4,745,014
Texas Transn Commn Gen. Oblig. Series 2026, 5% 4/1/2044	4,900,000	5,405,925
Texas Transn Commn Gen. Oblig. Series 2026, 5% 4/1/2045	8,000,000	8,769,046
Texas Transn Commn Gen. Oblig. Series 2026, 5% 4/1/2046	6,225,000	6,764,877
Tomball TX Indpt Sch Dist 5% 2/15/2048	250,000	260,369
Waller TX Indpt Sch Dist Series 2020, 3% 2/15/2041	1,460,000	1,268,698
Weatherford TX Indpt Sch Dist Series 2002, 0% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed) (b)	600,000	481,997
Weatherford TX Indpt Sch Dist Series 2002, 0% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed) (Escrowed to Maturity) (b)	250,000	202,204
Wharton TX Indpt Sch Dist 2% 2/15/2042 (Permanent Sch Fund of Texas Guaranteed)	1,340,000	963,156
White Settlement TX Indpt Sch Dist Series 2022, 4% 8/15/2052	540,000	487,277
Wilmer Tex Gen. Oblig. Series 2020, 4% 9/1/2040 (Build America Mutual Assurance Co Insured)	2,730,000	2,726,113
Wylie Tex Indpt Sch Dist Collin Cnty Series 2024, 5.25% 8/15/2054 (Permanent Sch Fund of Texas Guaranteed)	4,000,000	4,189,248
Wylie Tex Indpt Sch Dist Series 2019 A, 3% 8/15/2044	2,620,000	2,171,226
TOTAL GENERAL OBLIGATIONS		248,761,086
Health Care - 0.4%
Bexar CO TX Health Fac Dev Crp Series 2016, 4% 7/15/2036	645,000	613,979
Board of Managers Joint Guadalupe County-City of Seguin Hospital (Guadalupe Regional Med Center Proj.) Series 2015, 5% 12/1/2028	195,000	195,050
Board of Managers Joint Guadalupe County-City of Seguin Hospital (Guadalupe Regional Med Center Proj.) Series 2015, 5% 12/1/2029	500,000	500,121
Board of Managers Joint Guadalupe County-City of Seguin Hospital (Guadalupe Regional Med Center Proj.) Series 2015, 5% 12/1/2030	240,000	240,051
Board of Managers Joint Guadalupe County-City of Seguin Hospital (Guadalupe Regional Med Center Proj.) Series 2015, 5% 12/1/2040	965,000	960,793
Board of Managers Joint Guadalupe County-City of Seguin Hospital (Guadalupe Regional Med Center Proj.) Series 2015, 5% 12/1/2045	935,000	884,599
Board of Managers Joint Guadalupe County-City of Seguin Hospital (Guadalupe Regional Med Center Proj.) Series 2015, 5.25% 12/1/2035	290,000	290,060
El Paso Cty TX Hospital Series 2024, 4.25% 2/15/2054 (Build America Mutual Assurance Co Insured)	260,000	241,464
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Memorial Hermann Hosp System Proj.) Series 2016 A, 5% 7/1/2039	5,000,000	5,007,891
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Memorial Hermann Hosp System Proj.) Series 2022A, 4.125% 7/1/2052	2,125,000	1,890,361
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Texas Childrens Hospital, TX Proj.) Series 2015 1, 5% 10/1/2029	160,000	160,171
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Texas Childrens Hospital, TX Proj.) Series 2021 A, 4% 10/1/2042	2,410,000	2,343,545
Harris Cnty TX Cultural Ed Facs Fin Corp Rev Series 2013 A, 5% 1/1/2043	70,000	70,001
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2028	55,000	55,060
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2030	230,000	230,226
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2032	120,000	120,092
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2033	60,000	60,039
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2034	95,000	95,053
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2037	140,000	140,041
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2044	330,000	329,999
New Hope Cultural Ed Facs Fin Corp Tex Cap Impt Rev (Childrens Med Ctr of Dallas Proj.) Series 2017A, 4% 8/15/2040	2,000,000	1,967,711
New Hope Cultural Ed Facs Fin Corp Tex Cap Impt Rev (Childrens Med Ctr of Dallas Proj.) Series 2017A, 5% 8/15/2027	90,000	92,499
New Hope Cultural Ed Facs Fin Corp Tex Cap Impt Rev (Childrens Med Ctr of Dallas Proj.) Series 2017A, 5% 8/15/2029	245,000	250,985
New Hope Cultural Ed Facs Fin Corp Tex Cap Impt Rev (Childrens Med Ctr of Dallas Proj.) Series 2025 A, 5.5% 8/15/2049	3,775,000	4,073,001
New Hope Cultural Ed Facs Fin Corp Tex Cap Impt Rev Series 2025 A, 5.25% 8/15/2041	2,020,000	2,255,116
New Hope Cultural Ed Facs Fin Corp Tex Retirement Fac Rev (Presbyterian Village North Proj.) Series 2018, 5% 10/1/2039	210,000	211,839
New Hope Cultural Ed Facs Fin Corp Tex Retirement Fac Rev (Presbyterian Village North Proj.) Series 2018, 5.25% 10/1/2049	1,365,000	1,347,737
New Hope Cultural Ed Facs Fin Corp Tex Retirement Fac Rev Series 2018 A, 5.5% 7/1/2054	1,760,000	1,548,707
New Hope Cultural Ed Facs Fin Corp Tex Retirement Fac Rev Series 2018, 5% 10/1/2031	140,000	142,977
New Hope Cultural Ed Facs Fin Corp Tex Retirement Fac Rev Series 2018, 5% 10/1/2032	65,000	66,299
New Hope Cultural Ed Facs Fin Corp Tex Retirement Fac Rev Series 2018, 5% 10/1/2033	220,000	224,073
New Hope Cultural Ed Facs Fin Corp Tex Retirement Fac Rev Series 2018, 5% 10/1/2034	140,000	142,345
New Hope Cultural Ed Facs Fin Corp Tex Retirement Fac Rev Series 2018, 5% 10/1/2035	295,000	299,396
New Hope Cultural Ed Facs Fin Corp Tex Retirement Fac Rev Series 2021B, 2% 11/15/2061 (f)(g)	1,384,908	678,767
New Hope Cultural Ed Facs Fin Corp Tex Retirement Fac Rev Series 2025, 5.375% 1/1/2055	215,000	217,239
New Hope Cultural Ed Facs Fin Corp Tex Retirement Fac Rev Series 2025, 5.375% 1/1/2060	915,000	920,440
New Hope Cultural Ed Facs Fin Corp Tex Retirement Fac Rev Series A, 5.375% 11/15/2036	70,000	69,574
New Hope Cultural Ed Facs Fin Corp Tex Retirement Fac Rev Series A, 5.5% 11/15/2046	140,000	127,949
New Hope Cultural Ed Facs Fin Corp Tex Retirement Fac Rev Series A, 5.5% 11/15/2052	140,000	124,416
New Hope Cultural Ed Facs Fin Corp Tex Sr Living Rev Series 2019 A 1, 5% 12/1/2039	455,000	457,023
Tarrant Cnty Tex Cultural Ed Facs Fin Corp Retirement Fac Rev (Buckner Retirement Proj.) Series A, 5% 11/15/2037	675,000	677,293
Tarrant Cnty Tex Cultural Ed Facs Fin Corp Retirement Fac Rev (Buckner Retirement Proj.) Series B, 5% 11/15/2040	1,605,000	1,608,875
Tarrant Cnty Tex Cultural Ed Facs Fin Corp Retirement Fac Rev (Buckner Retirement Proj.) Series B, 5% 11/15/2046	810,000	805,564
Tarrant Cnty Tex Cultural Ed Facs Fin Corp Retirement Fac Rev (Lifespace Proj.) Series 2015, 5% 11/15/2030	245,000	245,194
Tarrant Cnty Tex Cultural Ed Facs Fin Corp Retirement Fac Rev Series 2015, 5% 11/15/2035	290,000	290,176
Tarrant Cnty Tex Cultural Ed Facs Fin Corp Retirement Fac Rev Series 2015A, 5% (f)(l)	1,881,800	188
Tarrant Cnty Tex Cultural Ed Facs Fin Corp Retirement Fac Rev Series 2017 A, 6.625% 11/15/2037	260,000	263,394
Tarrant Cnty Tex Cultural Ed Facs Fin Corp Retirement Fac Rev Series 2017, 5.25% (f)(l)	228,532	23
Tarrant Cnty Tex Cultural Ed Facs Fin Corp Retirement Fac Rev Series 2024, 5.75% 12/1/2054	2,195,834	1,913,681
Tarrant Cnty Tex Cultural Ed Facs Fin Corp Retirement Fac Rev Series A, 5% 11/15/2028	170,000	171,048
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Baylor Scott & White Health Proj.) 5% 11/15/2051	1,625,000	1,668,776
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Cook Childrens Medical Center Proj.) 4.125% 12/1/2054	1,250,000	1,145,632
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Methodist Hospitals of Dallas Proj.) 4% 10/1/2041	480,000	479,091
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Methodist Hospitals of Dallas Proj.) 4% 10/1/2042	80,000	78,442
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Methodist Hospitals of Dallas Proj.) 4% 10/1/2047	1,085,000	984,123
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Methodist Hospitals of Dallas Proj.) 4% 10/1/2052	190,000	167,020
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Methodist Hospitals of Dallas Proj.) 5% 10/1/2036	35,000	37,916
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Methodist Hospitals of Dallas Proj.) 5% 10/1/2040	180,000	190,592
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev Series 2026E, 5% 11/15/2045	1,250,000	1,331,383
Tarrant Cnty TX Cultural Ed Facs Fin Corp Rev (Christus Health Proj.) Series 2022 A, 5% tender 7/1/2053 (g)	1,100,000	1,200,393
Tarrant Cnty TX Cultural Ed Facs Fin Corp Rev (Texas Health Resources Proj.) Series 2025 A, 5% 11/15/2049	1,000,000	1,036,989
Tarrant Cnty TX Cultural Ed Facs Fin Corp Rev Series 2022 A, 4% 7/1/2053	2,455,000	2,131,412
Tarrant Cnty TX Cultural Ed Facs Fin Corp Rev Series 2025 A, 5% 11/15/2055	2,000,000	2,047,859
TOTAL HEALTH CARE		48,121,753
Housing - 0.1%
Dallas Tex Hsg Fin Corp Multi Family Hsg Rev Series 10FN Class PT, 4.35% 10/1/2041	755,000	755,880
New Hope Cultural Ed Facs Fin Corp Tex Cap Impt Rev Series 2018A 1, 5% 7/1/2058 (Assured Guaranty Inc Insured)	800,000	788,896
New Hope Cultural Education Facilities Corp Series 2020 A, 5% 7/1/2057	2,105,000	1,457,461
Panhandle Tex Regl Hsg Fin Corp Multifamily Tax-Exempt Mtg-Bkd Bonds Series 2020, 1.54% 9/1/2037	1,893,973	1,396,616
Tarrant County Housing Finance Corp Series MTEB Class A, 2.587% 3/1/2041	988,600	791,939
Texas Dept Hsg & Cmnty Affrs Res Mtg Rev (TX Residential Mortgage Proj.) Series 2023B, 6% 1/1/2054	2,710,000	2,962,852
Texas Dept Hsg & Cmnty Affrs Res Mtg Rev 5.1% 7/1/2050	2,815,000	2,872,358
Texas Dept Hsg & Cmnty Affrs Res Mtg Rev 6.25% 1/1/2056	2,000,000	2,235,039
Texas St Affrdble Hsg Corp Single Family Mtg Rev 5.5% 9/1/2053	3,175,000	3,343,592
Texas St Dept Hsg & Cmnty Sfr (TX Single Family Mortgage Proj.) 3.5% 3/1/2051	545,000	541,814
Texas St Dept Hsg & Cmnty Sfr (TX Single Family Mortgage Proj.) 6% 3/1/2053	1,800,000	1,961,061
Texas St Dept Hsg & Cmnty Sfr (TX Single Family Mortgage Proj.) Series 2019 A, 4% 3/1/2050	475,000	478,889
Texas St Dept Hsg & Cmnty Sfr (TX Single Family Mortgage Proj.) Series 2022 A, 5.5% 9/1/2052	4,230,000	4,495,217
TOTAL HOUSING		24,081,614
Industrial Development - 0.1%
Brooks Development Authority Series 2025 B, 5% tender 8/15/2047 (c)(g)	2,070,000	2,177,497
Brooks Development Authority Series 2025A, 5.5% 8/15/2052 (c)	750,000	737,470
Calhoun Cnty Tex Navigation Indl Dev Auth Fac Rev Series 2021 A, 3.625% 7/1/2026 (c)(h)	650,000	647,799
Calhoun Cnty Tex Navigation Indl Dev Auth Fac Rev Series 2021 B, 6.5% 7/1/2026 (c)	550,000	547,349
Fort Bend Cnty TX Indl Dev Corp (NRG Energy Inc Proj.) Series 2012 B, 4.75% 11/1/2042	705,000	705,129
Gulf Coast Industrial Development Authority (Exxon Capital Ventures Inc Proj.) Series 2012, 2.8% 11/1/2041 (Exxon Mobil Corp Guaranteed) VRDN (g)	1,300,000	1,300,000
Matagorda Cnty TX Nav Dist No1 Series 2008 2, 4% 6/1/2030	845,000	845,339
Mission Tex Economic Dev Corp Rev Series 2018, 4.625% 10/1/2031 (c)(h)	4,265,000	4,273,257
Mission TX Economic Dev Corp Solid Waste Disp Rev Series 2025, 5% tender 12/1/2064 (g)(h)	2,815,000	2,903,520
Mission TX Economic Dev Corp Solid Waste Disp Rev Series 2026, 5% tender 12/1/2064 (g)(h)(j)	1,670,000	1,723,159
Port of Beaumont Navigation District Series 2021 A, 2.75% 1/1/2036 (c)(h)	100,000	78,963
Port of Beaumont Navigation District Series 2021 A, 3% 1/1/2050 (c)(h)	1,420,000	896,372
Port of Beaumont Navigation District Series 2024 B, 10% 7/1/2026 (c)	2,660,000	2,660,190
Port of Beaumont Navigation District Series 2024A, 5% 1/1/2039 (c)(h)	750,000	730,148
Port of Beaumont Navigation District Series 2024A, 5.125% 1/1/2044 (c)(h)	275,000	267,930
TOTAL INDUSTRIAL DEVELOPMENT		20,494,122
Lease Revenue - 0.1%
Austin Tex Convention Enterprises Inc Convention Center Series A, 5% 1/1/2028	125,000	125,546
Austin Tex Convention Enterprises Inc Convention Center Series A, 5% 1/1/2029	150,000	150,671
Austin Tex Convention Enterprises Inc Convention Center Series A, 5% 1/1/2030	390,000	391,640
Austin Tex Convention Enterprises Inc Convention Center Series A, 5% 1/1/2031	630,000	632,439
Austin Tex Convention Enterprises Inc Convention Center Series A, 5% 1/1/2032	470,000	471,618
Austin Tex Convention Enterprises Inc Convention Center Series A, 5% 1/1/2034	885,000	887,276
Austin Tex Convention Enterprises Inc Convention Center Series B, 5% 1/1/2032	315,000	315,725
Austin Tex Convention Enterprises Inc Convention Center Series B, 5% 1/1/2034	490,000	490,701
Conroe Local Government Corp Series 2021 A, 2.5% 10/1/2031	100,000	89,214
Conroe Local Government Corp Series 2021 A, 4% 10/1/2050	810,000	632,688
Conroe Local Government Corp Series 2021B, 5% 10/1/2050 (c)	245,000	183,750
Conroe TX Loc Gov Corp Hotel Rev Series 2021 C, 4% 10/1/2046	70,000	65,034
Texas State Gen. Oblig. 5.5% 8/1/2029 (h)	2,985,000	2,997,364
TOTAL LEASE REVENUE		7,433,666
Other - 0.7%
Austin Affordable Pfc Inc Texmultifamily Hsg Rev Series 09FN Class PT, 4.45% 3/1/2043	430,000	431,560
Brazoria Cnty Tex Mun Util Dist No 28 Gen. Oblig. Series 2021, 2% 9/1/2037 (Assured Guaranty Inc Insured)	790,000	619,502
Brazoria County Municipal Utility District No 39 Gen. Oblig. Series 2020, 2.5% 9/1/2045 (Build America Mutual Assurance Co Insured)	640,000	456,064
Bridgestone Mun Util Dist Tex Gen. Oblig. Series 2019, 3% 5/1/2039 (Assured Guaranty Inc Insured)	250,000	212,480
Castleberry TX Isd Series 2024B, 4% 2/15/2049	1,200,000	1,106,170
Cedar Port Nav & Impt Dist Tex Gen. Oblig. Series 2023, 4.5% 9/1/2048	1,245,000	1,207,506
Cedar Port Nav & Impt Dist Tex Gen. Oblig. Series 2023, 4.5% 9/1/2052	505,000	478,041
Celina Tex Spl Assmt Rev 4.375% 9/1/2031 (c)	147,000	149,244
Celina Tex Spl Assmt Rev 5.125% 9/1/2044 (c)	340,000	348,902
Celina Tex Spl Assmt Rev 5.375% 9/1/2053 (c)	250,000	251,438
Celina Tex Spl Assmt Rev 5.5% 9/1/2045 (c)	300,000	305,292
Celina Tex Spl Assmt Rev 5.625% 9/1/2055 (c)	600,000	600,151
Chambers Cnty Tex Impt Dist No1 Gen. Oblig. Series 2020A, 2.75% 9/1/2045	2,100,000	1,504,551
Cimarron TX Mun Util Dist Gen. Oblig. Series 2015, 3.25% 3/1/2035 (Build America Mutual Assurance Co Insured)	395,000	381,476
City of Irving TX Series 2019, 5% 8/15/2038	50,000	50,616
City of Irving TX Series 2019, 5% 8/15/2043	90,000	90,162
City of Pflugerville TX Meadowlark Preserve Public Improvement District 5.125% 9/1/2045 (c)	600,000	606,850
City of Pflugerville TX Meadowlark Preserve Public Improvement District 5.375% 9/1/2055 (c)	850,000	849,509
Comal Cnty Tex Wtr Ctl & Imptdist No 6 Gen. Oblig. 3% 3/1/2044 (Build America Mutual Assurance Co Insured)	1,020,000	799,001
County of Denton TX 5.625% 12/31/2055 (c)	1,120,000	1,150,138
County of Denton TX 5.875% 12/31/2045 (c)	475,000	493,302
County of Denton TX 6.125% 12/31/2055 (c)	750,000	775,301
County of Hays TX 5.625% 9/15/2045 (c)	1,250,000	1,275,753
Dayton Tex Spl Assmt Rev 5.5% 9/1/2055 (c)	900,000	904,812
Denton Cnty Tex Fresh Wtr Supply Dist No 10 Gen. Oblig. 3% 9/1/2043 (Build America Mutual Assurance Co Insured)	1,250,000	998,688
East Montgomery Cnty Mun Util Dist No 3 TX Gen. Oblig. 4.375% 8/15/2045 (Build America Mutual Assurance Co Insured)	1,325,000	1,311,349
Elgin TX Indpt Sch Dist Series 2024, 4% 8/1/2049	4,200,000	3,865,299
Ep Cimarron Ventanas Pfc Residential Dev Rev Tex Series 2024, 4.125% 12/1/2039	535,000	531,432
Ep Essential Housing Wf Pfc 4.25% 12/1/2034	2,685,000	2,653,734
Ep LA Privada Pfc 4.5% 6/1/2040	1,320,000	1,329,320
Forney TX Indpt Sch Dis Series 2024A, 0% 8/15/2043 (Build America Mutual Assurance Co Insured) (b)	2,000,000	919,857
Fort Bend Cnty Tex Fresh Wtr Supply Dist No 1 Gen. Oblig. 3% 8/15/2043 (Build America Mutual Assurance Co Insured)	780,000	624,711
Fort Bend Cnty Tex Levee Imptdist No 15 Gen. Oblig. Series 2020, 2.25% 9/1/2036 (Build America Mutual Assurance Co Insured)	1,585,000	1,323,557
Fort Bend Cnty Tex Mun Util Dist No 165 Gen. Oblig. Series 2017 A, 3.125% 9/1/2035 (Assured Guaranty Inc Insured)	350,000	328,190
Fort Bend Cnty Tex Mun Util Dist No 57 Gen. Oblig. Series 2021, 2% 4/1/2040 (Assured Guaranty Inc Insured)	1,075,000	820,748
Fort Bend County Municipal Utility District No 131 Gen. Oblig. Series 2019, 3.5% 9/1/2040 (Assured Guaranty Inc Insured)	1,230,000	1,131,836
Fort Worth Tex Spl Tax Rev Series 2025, 5.5% 3/1/2050	745,000	784,745
Freer TX Indpt Sch Dist Series 2015, 4.75% 8/15/2045	1,245,000	1,245,282
Friendswood Tex 7% 9/15/2054	675,000	681,410
FW Skyline Public Facility Corp Series 2026, 4.25% 4/1/2039	3,240,000	3,225,332
Galveston Cnty Tex Mun Util Dist No 56 Gen. Oblig. 4.5% 6/1/2044 (Assured Guaranty Inc Insured)	1,550,000	1,556,424
Galveston Cnty Tex Mun Util Dist No 56 Gen. Oblig. Series 2019, 3% 12/1/2039 (Build America Mutual Assurance Co Insured)	255,000	214,391
Grapevine Tex Gen. Oblig. 3.375% 2/15/2037	1,215,000	1,152,576
Harris Cnty Houston Tex Sports Auth Rev Series A, 0% 11/15/2041 (Assured Guaranty Inc Insured) (b)	190,000	93,642
Harris Cnty Houston Tex Sports Auth Rev Series A, 0% 11/15/2046 (Assured Guaranty Inc Insured) (b)	880,000	326,881
Harris Cnty Tex Mun Util Dist No 489 Gen. Oblig. Series 2019, 3% 9/1/2043 (Build America Mutual Assurance Co Insured)	1,295,000	1,019,042
Harris Cnty Tex Mun Util Dist No 489 Gen. Oblig. Series 2021, 2% 9/1/2033 (Build America Mutual Assurance Co Insured)	1,300,000	1,144,219
Harris Cnty Tex Mun Util Dist457 Gen. Oblig. Series 2021, 2.75% 3/1/2042 (Build America Mutual Assurance Co Insured)	330,000	256,686
Harris County Hospital District Gen. Oblig. Series 2025, 5% 2/15/2043	2,825,000	3,046,763
Harris County Hospital District Gen. Oblig. Series 2025, 5% 2/15/2044	2,875,000	3,078,974
Harris County Municipal Utility District No 165 Gen. Oblig. Series 2019, 2.5% 3/1/2039 (Assured Guaranty Inc Insured)	625,000	499,092
Harris County Municipal Utility District No 82 Gen. Oblig. 3% 12/1/2043 (Assured Guaranty Inc Insured)	3,275,000	2,577,133
Harris County Municipal Utility District No 82 Gen. Oblig. Series 2017, 3.375% 9/1/2037 (Assured Guaranty Inc Insured)	305,000	284,759
Harris County Municipal Utility District No 82 Gen. Oblig. Series 2019, 3% 9/1/2038 (Build America Mutual Assurance Co Insured)	245,000	216,708
Harris County Municipal Utility District No 82 Gen. Oblig. Series 2022, 3% 3/1/2042 (Build America Mutual Assurance Co Insured)	750,000	608,083
Kaufman Cnty Tex Fresh Wtr Supply Dist No 4a Gen. Oblig. Series 2022, 4.5% 9/1/2045 (Build America Mutual Assurance Co Insured)	1,575,000	1,576,986
Lakes Fresh Wtr Supply Dist Denton Cnty Tex Gen. Oblig. Series 2023, 4% 9/1/2048 (Build America Mutual Assurance Co Insured)	1,350,000	1,234,397
Lavon Tex Spl Assmt Rev 5% 9/15/2044 (c)	429,000	430,794
Lavon Tex Spl Assmt Rev 5.375% 9/15/2052 (c)	391,000	391,230
Melissa TX Indpt Sch Dist Series 2024, 4% 2/1/2054	1,750,000	1,579,340
Mesquite Housing Finance Corp/The Series 2024A, 4.53% 2/1/2044	963,212	966,891
Metrocare Svcs Tex Rev 5.25% 11/1/2065	2,200,000	2,271,184
Montgomery Cnty Tex Mun Util Dist No 105 Gen. Oblig. Series 2020, 2.125% 9/1/2039 (Build America Mutual Assurance Co Insured)	500,000	374,859
Montgomery Cnty Tex Mun Util Dist No 112 Series 2014, 3.625% 10/1/2034 (Build America Mutual Assurance Co Insured)	340,000	336,967
Montgomery Cnty Tex Mun Util Dist No 113 Gen. Oblig. Series 2019 A, 3% 9/1/2039 (Build America Mutual Assurance Co Insured)	325,000	277,631
Montgomery Cnty Tex Mun Util Dist No 119 Gen. Oblig. Series 2019 B, 3% 4/1/2043 (Build America Mutual Assurance Co Insured)	1,150,000	925,877
Montgomery Cnty Tex Mun Util Dist No 142 Gen. Oblig. Series 2021, 2.5% 9/1/2038 (Build America Mutual Assurance Co Insured)	330,000	267,993
Mount Houston Rd Mun Util Dist TX Gen. Oblig. Series 2017, 3.25% 3/1/2036 (Assured Guaranty Inc Insured)	500,000	482,895
New Hope Cultural Ed Facs Fin Corp Tex Retirement Fac Rev 4.625% 10/1/2030	1,070,000	1,055,872
New Hope Cultural Ed Facs Fin Corp Tex Retirement Fac Rev Series 2025, 5% 11/1/2060	715,000	693,901
New Hope Cultural Ed Facs Fin Corp Tex Retirement Fac Rev Series 2025, 5.25% 7/1/2032	1,250,000	1,262,519
New Hope Cultural Ed Facs Fin Corp Tex Retirement Fac Rev Series 2025, 6.75% 7/1/2044	650,000	687,672
New Hope Cultural Ed Facs Fin Corp Tex Retirement Fac Rev Series 2025, 7.125% 7/1/2056	350,000	366,404
New Hope Cultural Education Facilities Corp 5% 4/1/2046	2,200,000	2,199,951
Newark Higher Ed Fin Corp Tex Rev 5.25% 8/15/2060	855,000	895,093
Northlake Tex Mun Mgmt Dist No2 Gen. Oblig. Series 2022, 4.125% 3/1/2048 (Assured Guaranty Inc Insured)	1,340,000	1,218,060
Northlake Tex Mun Mgmt Dist No2 Gen. Oblig. Series 2022, 4.25% 3/1/2046 (Assured Guaranty Inc Insured)	1,230,000	1,170,733
Northwest Harris Cnty Mun Util Dist No 10 TX Gen. Oblig. 2.625% 4/1/2039 (Build America Mutual Assurance Co Insured)	595,000	507,226
Northwest Harris Cnty Mun Util Dist No 24 TX Gen. Oblig. Series 2019A, 3% 3/1/2043 (Assured Guaranty Inc Insured)	1,425,000	1,187,744
Northwest Harris Cnty Mun Util Dist No 24 TX Gen. Oblig. Series 2020, 3% 3/1/2042 (Assured Guaranty Inc Insured)	1,325,000	1,090,029
Northwest Harris Cnty Mun Util Dist No 5 Tex Gen. Oblig. Series 2019, 3% 5/1/2043 (Assured Guaranty Inc Insured)	1,420,000	1,141,476
Nthp Lakewest Senior Inc Series 2026, 4.625% 5/1/2041	1,250,000	1,257,757
Peaster Tex Indpt Sch Dist 3% 8/15/2051	710,000	516,790
Pecan Grove Mun Util Dist Tex Gen. Oblig. Series 2019 A, 2.75% 9/1/2040 (Assured Guaranty Inc Insured)	1,085,000	930,093
Pflugerville TX Gen. Oblig. Series 2023, 4% 8/1/2049	815,000	741,788
Princeton Tex Spl Assmt Rev 5% 9/1/2044 (c)	600,000	607,058
Princeton Tex Spl Assmt Rev 5.25% 9/1/2046	660,000	659,711
San Antonio Tex Hsg Tr Pub Faccorp Multifamily Tax Exempt Bonds Series 07FN Class PT, 4.55% 3/1/2043	920,000	930,531
San Antonio Tex Hsg Tr Pub Faccorp Multifamily Tax Exempt Bonds Series 11FN Class PT, 4.45% 4/1/2043	505,000	503,903
San Antonio Tex Hsg Tr Pub Faccorp Multifamily Tax Exempt Bonds Series 2024A, 4.43% 4/1/2043	2,000,000	2,016,315
Seagoville Tex Spl Assmt Rev 6.25% 9/15/2054 (c)	1,000,000	1,000,800
Sienna Plantation Levee Impt Dist TX Fort Bend Cnty Gen. Oblig. Series 2020, 2.125% 9/1/2042 (Assured Guaranty Inc Insured)	1,140,000	849,158
Sienna Plantation Mun Util Dist No 10 Tex Gen. Oblig. Series 2019, 3% 4/1/2044 (Build America Mutual Assurance Co Insured)	475,000	365,690
Southeast Williamson Cnty Texmun Util Dist No 1 Gen. Oblig. Series 2019, 3% 9/1/2037 (Build America Mutual Assurance Co Insured)	320,000	282,788
Spring TX Indpt Sch Dist Series 2025, 5.25% 8/15/2045	1,500,000	1,647,593
Tarrant Cnty TX Cultural Ed Facs Fin Corp Rev Series 2024, 5% 10/1/2049	380,000	380,875
Texas St Pub Fin Auth Rev 88277p Series 2023, 5.25% 5/1/2036 (Build America Mutual Assurance Co Insured)	500,000	549,691
Texas St Pub Fin Auth Rev 88277p Series 2023, 5.25% 5/1/2037 (Build America Mutual Assurance Co Insured)	230,000	251,413
West Ranch Mgmt Dist Tex Gen. Oblig. Series 2020, 2.75% 9/1/2040 (Build America Mutual Assurance Co Insured)	315,000	251,896
Whitesboro Tex Indpt Sch Dist Series 2024, 4% 2/15/2054	2,000,000	1,804,943
Wylie Tex Indpt Sch Dist Taylor Cnty Series 2024, 5% 2/15/2049	1,175,000	1,208,397
TOTAL OTHER		94,249,598
Special Tax - 0.2%
Arlington Tex Spl Tax Rev Series 2018 A, 5% 2/15/2043 (Assured Guaranty Inc Insured)	2,085,000	2,128,634
Arlington Tex Spl Tax Rev Series 2018 A, 5% 2/15/2048 (Assured Guaranty Inc Insured)	1,760,000	1,779,445
Austin Tex Convention Enterprises Inc Convention Center Series A, 5% 1/1/2033	440,000	441,326
Austin Tex Convention Enterprises Inc Convention Center Series B, 5% 1/1/2028	135,000	135,435
Austin Tex Convention Enterprises Inc Convention Center Series B, 5% 1/1/2029	160,000	160,532
Austin Tex Convention Enterprises Inc Convention Center Series B, 5% 1/1/2030	95,000	95,291
Brooks Dev Auth Tex Spl Facshotel Rev Series 2025, 5.875% 8/15/2052 (c)	3,135,000	3,089,701
City of Dallas TX Hotel Occupancy Tax Revenue Series 2021, 4% 8/15/2029	435,000	435,604
City of Dallas TX Hotel Occupancy Tax Revenue Series 2021, 4% 8/15/2031	245,000	245,259
City of Dallas TX Hotel Occupancy Tax Revenue Series 2021, 4% 8/15/2032	200,000	200,187
City of Dallas TX Hotel Occupancy Tax Revenue Series 2021, 4% 8/15/2033	200,000	200,148
City of Dallas TX Hotel Occupancy Tax Revenue Series 2021, 4% 8/15/2036	625,000	625,078
City of Dallas TX Hotel Occupancy Tax Revenue Series 2021, 4% 8/15/2038	500,000	500,032
Dallas Tex Spl Tax Rev Series 2023, 6.25% tender 8/15/2053 (c)(g)	1,580,000	1,581,919
Dallas TX Rapid Transit Sales Tax Rev 3% 12/1/2047	1,155,000	883,677
Dallas TX Rapid Transit Sales Tax Rev Series 2020 A, 5% 12/1/2045	80,000	83,198
East Montgomery Cnty Impt Dist Sales Tax Rev Tex Series 2024, 5.25% 8/15/2049 (Assured Guaranty Inc Insured)	4,260,000	4,492,716
Harris Cnty Houston Tex Sports Auth Rev Series 2024 B, 5% 11/15/2043 (Assured Guaranty Inc Insured)	200,000	213,339
Harris Cnty Houston Tex Sports Auth Rev Series 2024 B, 5% 11/15/2044 (Assured Guaranty Inc Insured)	725,000	767,096
Harris County Houston Texas Sports Authority 0% 11/15/2038 (National Public Finance Guarantee Corporation Insured) (b)	1,200,000	615,276
Hidalgo Cnty Tex Regl Mobility Auth Toll & Veh Reg Fee Rev Series 2022 A, 4% 12/1/2041	195,000	182,692
Houston TX Hotel Occ Tx & Spl Rev Series 2026 C, 5.5% 9/1/2058 (Assured Guaranty Inc Insured)	1,000,000	1,064,638
Houston TX Hotel Occ Tx & Spl Rev Series 2026 D, 5.25% 9/1/2051 (Assured Guaranty Inc Insured)	5,300,000	5,537,175
Iowa Colony Dev Auth Tex Tax Increment Contract Rev Series 2021, 2.5% 4/1/2041	485,000	347,668
Memorial City Redevelopment Authority Series 2025, 5% 9/1/2045 (Assured Guaranty Inc Insured)	1,530,000	1,605,520
Memorial City Redevelopment Authority Series 2025, 5% 9/1/2049 (Assured Guaranty Inc Insured)	3,195,000	3,261,521
Mesquite Tex Spl Assmt Rev 5.75% 9/1/2055	1,300,000	1,304,646
Temple Tex Tax Increment Series 2021 A, 4% 8/1/2037 (Build America Mutual Assurance Co Insured)	40,000	40,290
Temple Tex Tax Increment Series 2021 A, 4% 8/1/2038 (Build America Mutual Assurance Co Insured)	35,000	35,147
Temple Tex Tax Increment Series 2021 A, 4% 8/1/2041 (Build America Mutual Assurance Co Insured)	40,000	39,719
Texas Pub Fin Auth Lease Rev Series 2019, 4% 2/1/2038	1,205,000	1,216,034
Via Metropolitan Transit Advanced Transportation District Series 2024, 4% 8/1/2054	2,000,000	1,802,153
TOTAL SPECIAL TAX		35,111,096
Transportation - 1.5%
Austin Tex Airport Sys Series 2017 B, 5% 11/15/2028 (h)	120,000	121,038
Austin Tex Airport Sys Series 2017 B, 5% 11/15/2030 (h)	2,425,000	2,445,087
Austin Tex Airport Sys Series 2017 B, 5% 11/15/2032 (h)	150,000	151,133
Austin Tex Airport Sys Series 2017 B, 5% 11/15/2035 (h)	150,000	150,969
Austin Tex Airport Sys Series 2017 B, 5% 11/15/2036 (h)	255,000	256,486
Austin Tex Airport Sys Series 2017 B, 5% 11/15/2037 (h)	175,000	175,916
Austin Tex Airport Sys Series 2017 B, 5% 11/15/2041 (h)	705,000	707,540
Austin Tex Airport Sys Series 2019 B, 5% 11/15/2032 (h)	1,700,000	1,794,179
Austin Tex Airport Sys Series 2019 B, 5% 11/15/2036 (h)	1,150,000	1,200,668
Austin Tex Airport Sys Series 2019 B, 5% 11/15/2044 (h)	845,000	864,301
Austin Tex Airport Sys Series 2022, 5% 11/15/2039 (h)	1,260,000	1,343,118
Austin Tex Airport Sys Series 2022, 5.25% 11/15/2047 (h)	965,000	1,000,972
Austin Tex Airport Sys Series 2026 B, 5% 11/15/2040 (h)	3,500,000	3,801,568
Austin Tex Airport Sys Series 2026 B, 5% 11/15/2041 (h)	7,000,000	7,583,846
Austin Tex Airport Sys Series 2026 B, 5.25% 11/15/2051 (h)	6,500,000	6,752,587
Central Texas Turnpike Series 2024 B, 5% tender 8/15/2042 (g)	1,000,000	1,068,118
Central Texas Turnpike Series 2024 C, 5% 8/15/2042	2,100,000	2,265,038
Central TX Regl Mobility Auth Rev 4% 1/1/2051	1,205,000	1,075,922
Central TX Regl Mobility Auth Rev 5% 1/1/2030	65,000	69,774
Central TX Regl Mobility Auth Rev 5% 1/1/2032	80,000	86,887
Central TX Regl Mobility Auth Rev 5% 1/1/2039	85,000	90,234
Central TX Regl Mobility Auth Rev 5% 1/1/2046	225,000	232,012
Central TX Regl Mobility Auth Rev Series 2020 A, 5% 1/1/2049	220,000	223,347
Central TX Regl Mobility Auth Rev Series 2020 B, 4% 1/1/2034	20,000	20,405
Central TX Regl Mobility Auth Rev Series 2020 B, 4% 1/1/2035	15,000	15,263
Central TX Regl Mobility Auth Rev Series 2020 B, 4% 1/1/2036	15,000	15,220
Central TX Regl Mobility Auth Rev Series 2020 B, 4% 1/1/2037	20,000	20,199
Central TX Regl Mobility Auth Rev Series 2020 B, 4% 1/1/2038	30,000	30,169
Central TX Regl Mobility Auth Rev Series 2020 B, 4% 1/1/2039	40,000	40,128
Central TX Regl Mobility Auth Rev Series 2020 B, 4% 1/1/2040	15,000	15,012
Central TX Regl Mobility Auth Rev Series 2020 B, 5% 1/1/2027	15,000	15,197
Central TX Regl Mobility Auth Rev Series 2020 B, 5% 1/1/2028	15,000	15,542
Central TX Regl Mobility Auth Rev Series 2020 B, 5% 1/1/2029	55,000	58,079
Central TX Regl Mobility Auth Rev Series 2020 B, 5% 1/1/2030	25,000	26,827
Central TX Regl Mobility Auth Rev Series 2020 B, 5% 1/1/2031	15,000	16,067
Central TX Regl Mobility Auth Rev Series 2020 B, 5% 1/1/2032	15,000	16,024
Central TX Regl Mobility Auth Rev Series 2020 B, 5% 1/1/2033	20,000	21,316
Central TX Regl Mobility Auth Rev Series 2020 B, 5% 1/1/2045	100,000	102,892
Central TX Regl Mobility Auth Rev Series 2020G, 4% 1/1/2045	1,070,000	997,656
City of Houston TX Airport System Revenue (United Airlines Inc Proj.) Series 2026, 5.5% 7/15/2035 (h)	1,000,000	1,068,663
City of Houston TX Airport System Revenue 4% 7/1/2037 (h)	420,000	415,362
City of Houston TX Airport System Revenue 4% 7/1/2039 (h)	1,000,000	985,923
City of Houston TX Airport System Revenue 4% 7/1/2041 (h)	480,000	463,874
City of Houston TX Airport System Revenue Series 2018 A, 5% 7/1/2036 (h)	325,000	333,990
City of Houston TX Airport System Revenue Series 2018 A, 5% 7/1/2037 (h)	630,000	646,323
City of Houston TX Airport System Revenue Series 2018 A, 5% 7/1/2041 (h)	1,750,000	1,785,121
City of Houston TX Airport System Revenue Series 2018 C, 5% 7/1/2029 (h)	245,000	254,390
City of Houston TX Airport System Revenue Series 2018 C, 5% 7/1/2030 (h)	260,000	269,930
City of Houston TX Airport System Revenue Series 2018 C, 5% 7/1/2031 (h)	185,000	191,604
City of Houston TX Airport System Revenue Series 2018 C, 5% 7/1/2032 (h)	1,315,000	1,360,070
City of Houston TX Airport System Revenue Series 2018, 5% 7/15/2028 (h)	1,785,000	1,832,340
City of Houston TX Airport System Revenue Series 2018D, 5% 7/1/2029	105,000	109,955
City of Houston TX Airport System Revenue Series 2018D, 5% 7/1/2030	140,000	146,357
City of Houston TX Airport System Revenue Series 2018D, 5% 7/1/2031	125,000	130,671
City of Houston TX Airport System Revenue Series 2018D, 5% 7/1/2032	110,000	114,945
City of Houston TX Airport System Revenue Series 2020 B 2, 5% 7/15/2027 (h)	190,000	192,982
City of Houston TX Airport System Revenue Series 2020A, 5% 7/1/2027 (h)	140,000	142,125
City of Houston TX Airport System Revenue Series 2021 B 1, 4% 7/15/2041 (h)	2,310,000	2,161,745
City of Houston TX Airport System Revenue Series 2021A, 4% 7/1/2041 (h)	1,495,000	1,399,239
City of Houston TX Airport System Revenue Series 2023A, 5.25% 7/1/2043 (Assured Guaranty Inc Insured) (h)	3,050,000	3,266,808
City of Houston TX Airport System Revenue Series 2023A, 5.25% 7/1/2053 (Assured Guaranty Inc Insured) (h)	1,770,000	1,824,531
City of Houston TX Airport System Revenue Series 2024B, 5.25% 7/15/2034 (h)	325,000	346,976
City of Houston TX Airport System Revenue Series 2024B, 5.5% 7/15/2037 (h)	2,100,000	2,258,146
City of Houston TX Airport System Revenue Series 2024B, 5.5% 7/15/2039 (h)	3,700,000	3,933,414
City of Houston TX Airport System Revenue Series 2025 A, 5.5% 7/1/2043 (h)	4,375,000	4,865,762
City of Houston TX Airport System Revenue Series 2025 A, 5.5% 7/1/2044 (h)	2,000,000	2,205,516
City of Houston TX Airport System Revenue Series 2025 A, 5.5% 7/1/2050 (h)	2,165,000	2,303,440
City of Houston TX Airport System Revenue Series 2025 A, 5.5% 7/1/2055 (h)	3,385,000	3,571,554
City of Houston TX Airport System Revenue Series 2026, 5.5% 7/15/2036 (h)	760,000	819,253
Dallas Fort Worth International Airport Series 2020 B, 4% 11/1/2034	280,000	287,374
Dallas Fort Worth International Airport Series 2025 A 1, 5.25% 11/1/2038 (h)	11,105,000	12,244,884
Dallas Fort Worth International Airport Series 2025 A 1, 5.25% 11/1/2040 (h)	2,750,000	3,010,382
Dallas Fort Worth International Airport Series 2025 A 1, 5.25% 11/1/2041 (h)	1,750,000	1,904,329
Dallas Fort Worth International Airport Series 2025 A 1, 5.25% 11/1/2042 (h)	3,200,000	3,458,788
Galveston TX Wharves & Terminal Revenue Series 2023, 5.25% 8/1/2038 (h)	270,000	287,428
Galveston TX Wharves & Terminal Revenue Series 2024 A, 5.25% 8/1/2036 (h)	785,000	844,430
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2018 A, 5% 10/1/2036	280,000	288,892
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2018 A, 5% 10/1/2043	305,000	312,183
Grand Parkway Transportation Corp Series 2013 B, 5.45% 10/1/2034 (i)	1,205,000	1,271,925
Grand Parkway Transportation Corp Series 2013 B, 5.85% 10/1/2047 (i)	1,480,000	1,544,354
Grand Parkway Transportation Corp Series 2020 C, 4% 10/1/2049	2,600,000	2,371,041
Grand Parkway Transportation Corp Series 2020 C, 4% 10/1/2049	2,160,000	1,941,256
Harris Cnty Tex Toll Rd Rev (Harris County Toll Road Auth Proj.) Series 2018 A, 5% 8/15/2033	110,000	113,799
Harris Cnty Tex Toll Rd Rev (Harris County Toll Road Auth Proj.) Series 2018 A, 5% 8/15/2043	1,445,000	1,476,248
Harris Cnty Tex Toll Rd Rev (Harris County Toll Road Auth Proj.) Series 2024 A, 4% 8/15/2049	3,815,000	3,484,299
Hidalgo Cnty Tex Regl Mobility Auth Toll & Veh Reg Fee Rev Series 2022 A, 4% 12/1/2038	1,000,000	971,567
Hidalgo Cnty Tex Regl Mobility Auth Toll & Veh Reg Fee Rev Series 2022 A, 4% 12/1/2039	500,000	481,915
Hidalgo Cnty Tex Regl Mobility Auth Toll & Veh Reg Fee Rev Series 2022 A, 4% 12/1/2040	85,000	81,712
Love Field Arpt Modernization Corp Tex Spl Facs Rev (Southwest Airlines Co Proj.) 5% 11/1/2028 (h)	520,000	520,882
Love Field TX Arpt Mod Rev Series 2015, 5% 11/1/2026 (h)	120,000	120,154
Love Field TX Arpt Mod Rev Series 2015, 5% 11/1/2027 (h)	260,000	260,380
Love Field TX Arpt Mod Rev Series 2015, 5% 11/1/2028 (h)	405,000	405,992
Love Field TX Arpt Mod Rev Series 2015, 5% 11/1/2029 (h)	245,000	245,601
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2026 (h)	120,000	120,951
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2027 (h)	120,000	120,954
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2028 (h)	210,000	211,659
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2029 (h)	150,000	151,167
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2030 (h)	120,000	120,909
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2031 (h)	270,000	271,920
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2032 (h)	315,000	317,147
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2033 (h)	290,000	291,886
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2034 (h)	120,000	120,741
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2036 (h)	170,000	170,926
Montgomery County Toll Road Authority Series 2018, 5% 9/15/2032	25,000	25,029
Montgomery County Toll Road Authority Series 2018, 5% 9/15/2033	105,000	105,117
Montgomery County Toll Road Authority Series 2018, 5% 9/15/2034	110,000	110,116
Montgomery County Toll Road Authority Series 2018, 5% 9/15/2035	280,000	280,278
Montgomery County Toll Road Authority Series 2018, 5% 9/15/2036	415,000	415,385
Montgomery County Toll Road Authority Series 2018, 5% 9/15/2038	305,000	305,243
Montgomery County Toll Road Authority Series 2018, 5% 9/15/2043	905,000	905,448
Montgomery County Toll Road Authority Series 2018, 5% 9/15/2048	1,595,000	1,595,195
North TX Twy Auth Rev 0% 1/1/2029 (Assured Guaranty Inc Insured) (b)	845,000	783,725
North TX Twy Auth Rev 0% 1/1/2035 (Assured Guaranty Inc Insured) (b)	6,810,000	5,073,053
North TX Twy Auth Rev 4% 1/1/2033	130,000	134,063
North TX Twy Auth Rev 4% 1/1/2039	1,205,000	1,205,005
North TX Twy Auth Rev 5% 1/1/2033	145,000	146,712
North TX Twy Auth Rev 5% 1/1/2033	85,000	85,994
North TX Twy Auth Rev 5% 1/1/2034	365,000	413,731
North TX Twy Auth Rev 5% 1/1/2034	240,000	242,726
North TX Twy Auth Rev 5% 1/1/2035	345,000	348,837
North TX Twy Auth Rev 5% 1/1/2037	1,740,000	1,758,371
North TX Twy Auth Rev Series 2018, 4% 1/1/2037	1,500,000	1,508,097
North TX Twy Auth Rev Series 2018, 4% 1/1/2038	3,205,000	3,216,847
North TX Twy Auth Rev Series 2021 B, 3% 1/1/2046	700,000	568,848
North TX Twy Auth Rev Series 2021 B, 3% 1/1/2051	1,585,000	1,179,694
North TX Twy Auth Rev Series 2022A, 4.125% 1/1/2039	450,000	456,637
North TX Twy Auth Rev Series 2022A, 5% 1/1/2040	2,900,000	3,106,697
North TX Twy Auth Rev Series 2022A, 5.25% 1/1/2038	1,300,000	1,425,174
North TX Twy Auth Rev Series 2024A, 5% 1/1/2041	4,655,000	5,076,170
North TX Twy Auth Rev Series 2024A, 5.25% 1/1/2044	645,000	706,646
North TX Twy Auth Rev Series 2024B, 5% 1/1/2037	2,855,000	3,161,165
North TX Twy Auth Rev Series A, 5% 1/1/2039	4,225,000	4,321,689
North TX Twy Auth Rev Series A, 5% 1/1/2043	4,000,000	4,079,778
Port Freeport TX 4% 6/1/2044 (h)	1,750,000	1,553,161
Port of Beaumont Navigation District Series 2020A, 3.625% 1/1/2035 (c)(h)	1,490,000	1,358,924
Port of Beaumont Navigation District Series 2020A, 4% 1/1/2050 (c)(h)	1,940,000	1,500,221
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 12/31/2035	880,000	881,414
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 12/31/2036	115,000	114,504
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 12/31/2037	225,000	222,329
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 12/31/2039	110,000	106,926
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 6/30/2035	270,000	270,950
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 6/30/2036	555,000	554,698
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 6/30/2037	410,000	406,625
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 6/30/2038	135,000	132,881
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 6/30/2040	1,060,000	1,028,938
Texas Private Activity Bd Surface Transn Corp Rev (NTE Mobility Partners Segments 3 LLC Proj.) Series 2019, 5% 6/30/2058 (h)	5,040,000	5,009,523
Texas Private Activity Bd Surface Transn Corp Rev (NTE Mobility Partners Segments 3 LLC Proj.) Series 2023, 5% 12/31/2034 (h)	530,000	558,127
Texas Private Activity Bd Surface Transn Corp Rev (NTE Mobility Partners Segments 3 LLC Proj.) Series 2023, 5% 6/30/2034 (h)	450,000	474,250
Texas Private Activity Bd Surface Transn Corp Rev (NTE Mobility Partners Segments 3 LLC Proj.) Series 2023, 5.125% 12/31/2035 (h)	570,000	600,639
Texas Private Activity Bd Surface Transn Corp Rev (NTE Mobility Partners Segments 3 LLC Proj.) Series 2023, 5.125% 6/30/2035 (h)	455,000	479,891
Texas Private Activity Bd Surface Transn Corp Rev (NTE Mobility Partners Segments 3 LLC Proj.) Series 2023, 5.5% 6/30/2040 (h)	1,000,000	1,053,965
Texas Private Activity Bd Surface Transn Corp Rev (NTE Mobility Partners Segments 3 LLC Proj.) Series 2023, 5.5% 6/30/2041 (h)	1,000,000	1,051,618
Texas Private Activity Bd Surface Transn Corp Rev (NTE Mobility Partners Segments 3 LLC Proj.) Series 2023, 5.5% 6/30/2042 (h)	5,035,000	5,284,766
Texas Private Activity Bd Surface Transn Corp Rev Series 2019 A, 4% 12/31/2038	1,000,000	983,234
Texas Private Activity Bd Surface Transn Corp Rev Series 2023, 5.5% 12/31/2058 (h)	7,455,000	7,707,439
Texas Transportation Commission (Sh 249 Tollroad Proj.) 0% 8/1/2039 (b)	80,000	43,833
Texas Transportation Commission (Sh 249 Tollroad Proj.) 0% 8/1/2040 (b)	80,000	41,342
Texas Transportation Commission (Sh 249 Tollroad Proj.) 0% 8/1/2041 (b)	95,000	46,261
Texas Transportation Commission (Sh 249 Tollroad Proj.) Series 2019A, 5% 8/1/2057	875,000	875,200
Texas Transportation Commission Series 2019A, 0% 8/1/2042 (b)	215,000	99,114
Texas Transportation Commission Series 2019A, 0% 8/1/2043 (b)	175,000	76,634
Texas Transportation Finance Corp (Sh 288 Tollroad Proj.) Series 2025A, 5.25% 10/1/2055	3,250,000	3,418,477
Texas Transportation Finance Corp (Sh 288 Tollroad Proj.) Series 2025A, 5.5% 10/1/2055 (Texas State Guaranteed)	14,730,000	15,828,877
TOTAL TRANSPORTATION		208,622,051
Water & Sewer - 0.3%
City of El Paso TX Water & Sewer Revenue Series 2026, 5% 3/1/2043	1,250,000	1,354,725
City of El Paso TX Water & Sewer Revenue Series 2026, 5% 3/1/2051	3,000,000	3,105,932
Dallas TX Wtrwks & Swr Sys Rev 5% 10/1/2042	1,620,000	1,769,605
Dallas TX Wtrwks & Swr Sys Rev Series 2017, 5% 10/1/2046	1,930,000	1,952,489
Fort Worth TX Wtr & Swr Rev Series 2019, 3% 2/15/2042	1,135,000	967,140
Fort Worth TX Wtr & Swr Rev Series 2020 A, 2% 2/15/2032	2,000,000	1,828,134
Fort Worth TX Wtr & Swr Rev Series 2020 A, 2% 2/15/2039	3,450,000	2,642,602
Houston TX Util Sys Rev 4% 11/15/2043	2,470,000	2,397,865
Houston TX Util Sys Rev 4% 11/15/2049	2,470,000	2,208,914
Houston TX Util Sys Rev 5% 11/15/2045	2,470,000	2,574,661
Houston TX Util Sys Rev Series 2014D, 5% 11/15/2044	725,000	725,458
Houston TX Util Sys Rev Series 2021 A, 5% 11/15/2026	25,000	25,276
Houston TX Util Sys Rev Series 2021 A, 5% 11/15/2028	100,000	105,626
Laredo TX Wtrwks Swr Sys Rev Series 2024A, 5% 3/1/2039	1,100,000	1,190,360
Mesquite Tex Wtrwks & Swr Rev Series 2021, 2% 3/1/2037	965,000	783,754
San Antonio Tex Riv Auth Wastewater Sys Rev Series 2021, 3% 1/1/2046	1,975,000	1,543,047
San Antonio TX Wtr Rev Series 2020 A, 5% 5/15/2050	1,505,000	1,538,843
San Antonio TX Wtr Rev Series 2022B, 5.25% 5/15/2052	5,000,000	5,228,316
San Antonio TX Wtr Rev Series 2023A, 5.25% 5/15/2052	2,250,000	2,367,552
Texas Wtr Dev Brd Series 2018A, 4% 4/15/2048	1,005,000	928,923
Texas Wtr Dev Brd Series 2022, 5% 10/15/2047	1,250,000	1,303,484
Texas Wtr Dev Brd Series 2023 A, 4.75% 10/15/2043	4,000,000	4,201,836
Texas Wtr Dev Brd Series 2023 A, 5.25% 10/15/2051	1,500,000	1,582,827
Texas Wtr Dev Brd Series 2025, 4.75% 10/15/2055	1,000,000	1,004,799
West Harris Cnty TX Regl Wtr Series 2019, 4% 12/15/2049	905,000	808,478
West Harris Cnty TX Regl Wtr Series 2021, 3.5% 12/15/2046 (Build America Mutual Assurance Co Insured)	920,000	770,605
TOTAL WATER & SEWER		44,911,251
TOTAL TEXAS		821,335,853
Utah - 1.1%
Education - 0.0%
University UT Univ Revs Series 2023 B, 5.25% 8/1/2053	1,225,000	1,289,484
Utah St Charter Sch Fin Auth Charter Sch Rev 4% 4/15/2045	625,000	575,478
Utah St Charter Sch Fin Auth Charter Sch Rev 4% 4/15/2050	250,000	219,228
Utah St Charter Sch Fin Auth Charter Sch Rev Series 2017, 5% 4/15/2037	210,000	210,103
Utah St Charter Sch Fin Auth Charter Sch Rev Series 2017, 5% 4/15/2042	1,165,000	1,165,242
Utah St Charter Sch Fin Auth Charter Sch Rev Series 2017, 5% 4/15/2047	905,000	905,044
Utah St Charter Sch Fin Auth Charter Sch Rev Series 2018, 5% 10/15/2043	275,000	276,532
Utah St Charter Sch Fin Auth Charter Sch Rev Series 2018, 5% 10/15/2048	290,000	290,309
Utah St Charter Sch Fin Auth Charter Sch Rev Series 2019A, 5% 4/15/2049	390,000	391,469
Utah St Charter Sch Fin Auth Charter Sch Rev Series 2020A, 4% 10/15/2054	300,000	250,715
Utah St Charter Sch Fin Auth Charter Sch Rev Series 2025, 5% 4/15/2060	720,000	697,253
TOTAL EDUCATION		6,270,857
Electric Utilities - 0.1%
Intermountain Pwr Agy UT Pwr Series 2022A, 5% 7/1/2034	1,000,000	1,092,899
Intermountain Pwr Agy UT Pwr Series 2022A, 5% 7/1/2035	320,000	348,610
Intermountain Pwr Agy UT Pwr Series 2023 A, 5% 7/1/2042	985,000	1,047,609
Intermountain Pwr Agy UT Pwr Series 2023 A, 5.25% 7/1/2043	2,500,000	2,689,250
Intermountain Pwr Agy UT Pwr Series 2023 A, 5.25% 7/1/2044	4,500,000	4,813,628
Intermountain Pwr Agy UT Pwr Series 2023 A, 5.25% 7/1/2045	1,750,000	1,861,792
Intermountain Pwr Agy UT Pwr Series 2024A, 5% 7/1/2044	2,035,000	2,156,894
Utah Infrastructure Agy Telecommunication Rev Series 2017A, 5% 10/15/2034	300,000	300,599
Utah Infrastructure Agy Telecommunication Rev Series 2017A, 5% 10/15/2040	350,000	350,451
Utah Infrastructure Agy Telecommunication Rev Series 2018 A, 5.375% 10/15/2040	350,000	352,402
Utah Infrastructure Agy Telecommunication Rev Series 2019, 4% 10/15/2030	490,000	492,705
Utah Infrastructure Agy Telecommunication Rev Series 2019, 4% 10/15/2034	240,000	238,098
Utah Infrastructure Agy Telecommunication Rev Series 2019, 4% 10/15/2039	420,000	402,594
Utah Infrastructure Agy Telecommunication Rev Series 2019, 4% 10/15/2042	250,000	235,027
Utah Infrastructure Agy Telecommunication Rev Series 2021, 3% 10/15/2045	490,000	375,467
TOTAL ELECTRIC UTILITIES		16,758,025
General Obligations - 0.0%
Black Desert Public Infrastructure District Gen. Oblig. Series 2021 A, 4% 3/1/2051 (c)	500,000	413,047
Panorama Public Infrastructure District No 1 Gen. Oblig. Series 2025A, 6.25% 3/1/2055 (c)	1,165,000	1,179,468
Weber Sch Dist Utah 2.25% 6/15/2034	545,000	492,443
TOTAL GENERAL OBLIGATIONS		2,084,958
Health Care - 0.0%
Utah Cnty Utah Hosp Rev (IHC Health Services Inc Proj.) Series 2016B, 5% 5/15/2046	2,500,000	2,501,101
Utah Cnty Utah Hosp Rev (IHC Health Services Inc Proj.) Series 2018 A, 5% 5/15/2041	4,500,000	4,502,525
TOTAL HEALTH CARE		7,003,626
Housing - 0.0%
UT Hsg Corp Multifamily Rev Series 2024 A, 4.69% 2/1/2045	1,500,000	1,547,465
Utah Hsg Corp Series 2019 I(G2), 4% 9/21/2049	111,102	107,492
Utah Hsg Corp Series 2019G(G2), 4.5% 7/21/2049	116,199	114,234
Utah Hsg Corp Series 2019H (G2), 4.5% 8/21/2049	70,321	69,095
Utah Hsg Corp Series 2020 B G2, 3.5% 2/21/2050	182,634	161,996
Utah Hsg Corp Series 2021 J G2, 2.5% 9/21/2051	2,320,555	1,938,961
Utah Hsg Corp Series 2021E(G2), 2% 4/21/2051	301,735	239,902
Utah Hsg Corp Series 2022G G2, 5% 7/21/2052	573,321	582,159
Utah Hsg Corp Series 2022H G2, 5% 8/21/2052	966,402	968,842
Utah Hsg Corp Single Family Mtg Rev Series 2025H, 5.15% 1/1/2049	1,590,000	1,637,138
TOTAL HOUSING		7,367,284
Other - 0.1%
Black Desert Pub Infrastructure Dist Utah Spl Assmt 5.625% 12/1/2053 (c)	4,850,000	4,943,393
Downtown Daybreak Public Infrastructure District No 1 Series 2026, 5.625% 3/1/2046 (c)	500,000	510,130
Firefly Pub Infrastructure Dist No 1 Utah Gen. Oblig. Series 2024A 1, 6.625% 3/1/2054 (c)	500,000	514,632
Firefly Pub Infrastructure Dist No 1 Utah Spl Assmt 5.625% 12/1/2043 (c)	500,000	514,734
Ogden City School District 1.75% 6/15/2035	500,000	403,930
Panorama Public Infrastructure District No 1 6.2% 12/1/2055 (c)	250,000	250,906
Ridges Estates Infrastructure Financing District 6.25% 12/1/2053 (c)	1,325,000	1,370,284
Skyridge Pegasus Infrastructure Financing District 5.25% 12/1/2044 (c)	1,316,795	1,331,440
Tech Ridge Public Infrastructure District 6.25% 12/1/2054 (c)	3,600,000	3,736,443
Utah Infrastructure Agy Telecommunication Rev Series 2022, 5% 10/15/2046	460,000	462,220
Utah Infrastructure Agy Telecommunication Rev Series 2023, 6% 10/15/2047	650,000	705,734
Wakara Ridge Public Infrastructure District 5.625% 12/1/2054 (c)	998,876	1,023,030
Wood Ranch Pub Infrastructure Dist UT Spl Assmt 5.625% 12/1/2053 (c)	1,247,267	1,258,138
TOTAL OTHER		17,025,014
Special Tax - 0.4%
Downtown Daybreak Public Infrastructure District No 1 Series 2026, 5.875% 3/1/2051 (c)	500,000	509,408
Downtown Revitalization Public Infrastructure District 5.5% 6/1/2050 (Assured Guaranty Inc Insured)	2,380,000	2,586,240
Downtown Revitalization Public Infrastructure District Series 2025 A, 5% 6/1/2038 (Assured Guaranty Inc Insured)	550,000	579,487
Downtown Revitalization Public Infrastructure District Series 2025 A, 5.25% 6/1/2042 (Assured Guaranty Inc Insured)	750,000	836,363
Downtown Revitalization Public Infrastructure District Series 2025 A, 5.5% 6/1/2050 (Assured Guaranty Inc Insured)	3,330,000	3,618,563
Downtown Revitalization Public Infrastructure District Series 2025 B, 5.5% 6/1/2055 (Assured Guaranty Inc Insured)	2,795,000	2,977,912
Downtown Revitalization Public Infrastructure District Series 2025C, 5% 7/15/2035 (c)	475,000	476,278
Mida Cormont Public Infrastructure District Gen. Oblig. Series 2025 A 2, 0% 6/1/2055 (c)(i)	700,000	610,821
Mida Cormont Public Infrastructure District Gen. Oblig. Series 2025A 1, 6.25% 6/1/2055 (c)	575,000	606,447
Mida Golf & Equestrian Ctr Pub Infrastructure Dist Utah Gen. Oblig. Series 2021, 4.625% 6/1/2057 (c)	500,000	428,069
Mida Mountain Veterans Program Public Infrastructure District Series 2024, 5.2% 6/1/2054 (c)	500,000	495,489
Mida Mountain Village Public Infrastructure District (Mida Mtn Villaige East Pid Proj.) Series 2025 1, 5.5% 6/1/2050 (c)	3,450,000	3,516,768
Mida Mountain Village Public Infrastructure District (Mida Mtn Villaige East Pid Proj.) Series 2025 2, 0% 6/1/2043 (c)(i)	1,000,000	780,711
Mida Mountain Village Public Infrastructure District Series 2020A, 5% 8/1/2050 (c)	250,000	243,375
Mida Mountain Village Public Infrastructure District Series 2024 1, 5.125% 6/15/2054 (c)	2,750,000	2,763,958
Mida Mountain Village Public Infrastructure District Series 2024 2, 6% 6/15/2054 (c)	1,850,000	1,906,856
Military Installation Dev Auth Utah Tax Allocation Rev Series 2021 A 2, 4% 6/1/2052	1,805,000	1,500,262
Military Installation Dev Auth Utah Tax Allocation Rev Series 2021A 1, 4% 6/1/2052	1,075,000	910,069
Pine View Public Infrastructure District No 2 6.25% 12/1/2055 (c)	1,750,000	1,762,389
Point Phase 1 Public Infrastructure District No 1 Series 2025 A 2, 0% 3/1/2055 (i)	500,000	414,518
Point Phase 1 Public Infrastructure District No 1 Series 2025A1, 5.875% 3/1/2045	1,000,000	1,049,064
Point Phase 1 Public Infrastructure District No 1 Series 2025A1, 6.125% 3/1/2055	10,149,000	10,576,962
UIPA Crossroads Pub Infrastructure Dist UT Tax Differential Rev 4.125% 6/1/2041 (c)	1,000,000	969,445
UIPA Crossroads Pub Infrastructure Dist UT Tax Differential Rev Series 2021, 4.375% 6/1/2052 (c)	1,520,000	1,397,456
Utah City West Public Infrastructure District No 1 5.5% 12/1/2046 (c)	1,025,000	1,044,227
Utah Tran Auth Sales Tax Rev Series 2025, 5% 12/15/2043	1,950,000	2,163,480
Verk Industrial Regional Public Infrastructure District Series 2025, 6.625% 9/1/2047 (c)	1,000,000	1,063,961
TOTAL SPECIAL TAX		45,788,578
Transportation - 0.5%
Salt Lake City UT Arpt Rev 4% 7/1/2041 (h)	1,250,000	1,210,704
Salt Lake City UT Arpt Rev 5% 7/1/2032 (h)	1,250,000	1,352,735
Salt Lake City UT Arpt Rev 5% 7/1/2046	470,000	487,765
Salt Lake City UT Arpt Rev 5% 7/1/2051	1,880,000	1,916,648
Salt Lake City UT Arpt Rev 5% 7/1/2051 (h)	1,000,000	1,007,761
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2027 (h)	515,000	525,915
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2029 (h)	450,000	459,438
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2030 (h)	335,000	341,895
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2031 (h)	640,000	652,679
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2033 (h)	485,000	493,865
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2035 (h)	485,000	493,033
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2036 (h)	1,810,000	1,838,209
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2037 (h)	2,500,000	2,536,656
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2042 (h)	7,980,000	8,056,465
Salt Lake City UT Arpt Rev Series 2017B, 5% 7/1/2034	90,000	91,867
Salt Lake City UT Arpt Rev Series 2017B, 5% 7/1/2035	85,000	86,690
Salt Lake City UT Arpt Rev Series 2017B, 5% 7/1/2036	85,000	86,607
Salt Lake City UT Arpt Rev Series 2017B, 5% 7/1/2037	55,000	55,989
Salt Lake City UT Arpt Rev Series 2017B, 5% 7/1/2047	380,000	383,069
Salt Lake City UT Arpt Rev Series 2018A, 5% 7/1/2033 (h)	1,170,000	1,208,829
Salt Lake City UT Arpt Rev Series 2018A, 5% 7/1/2037 (h)	7,500,000	7,694,318
Salt Lake City UT Arpt Rev Series 2018A, 5% 7/1/2043 (h)	1,000,000	1,016,491
Salt Lake City UT Arpt Rev Series 2018A, 5.25% 7/1/2048 (h)	1,250,000	1,263,309
Salt Lake City UT Arpt Rev Series 2023A, 5.25% 7/1/2038 (h)	1,490,000	1,637,735
Salt Lake City UT Arpt Rev Series 2023A, 5.25% 7/1/2039 (h)	1,375,000	1,504,886
Salt Lake City UT Arpt Rev Series 2023A, 5.25% 7/1/2041 (h)	2,000,000	2,170,165
Salt Lake City UT Arpt Rev Series 2023A, 5.25% 7/1/2043 (h)	2,500,000	2,684,072
Salt Lake City UT Arpt Rev Series 2023A, 5.25% 7/1/2048 (h)	1,500,000	1,553,239
Salt Lake City UT Arpt Rev Series 2023A, 5.25% 7/1/2053 (h)	3,000,000	3,076,092
Salt Lake City UT Arpt Rev Series 2023A, 5.5% 7/1/2053 (h)	3,000,000	3,135,278
Salt Lake City UT Arpt Rev Series 2025A, 5.5% 7/1/2050 (h)	4,000,000	4,261,887
TOTAL TRANSPORTATION		53,284,291
TOTAL UTAH		155,582,633
Vermont - 0.1%
Education - 0.1%
Vermont Edl & Hlth Bldgs Fin Agy (Champlain College Proj.) 5% 10/15/2041	695,000	594,629
Vermont Edl & Hlth Bldgs Fin Agy (Champlain College Proj.) 5% 10/15/2046	845,000	667,854
Vermont St Stud Assit Corp 2.375% 6/15/2039 (h)	140,000	129,093
Vermont St Stud Assit Corp 3.375% 6/15/2036 (h)	730,000	680,627
Vermont St Stud Assit Corp 5% 6/15/2028 (h)	705,000	721,951
Vermont St Stud Assit Corp 5% 6/15/2029 (h)	105,000	108,613
Vermont St Stud Assit Corp 5% 6/15/2031 (h)	120,000	126,847
Vermont St Stud Assit Corp Series 2018A, 3.625% 6/15/2029 (h)	35,000	35,002
Vermont St Stud Assit Corp Series 2018A, 3.75% 6/15/2030 (h)	35,000	34,946
Vermont St Stud Assit Corp Series 2018A, 4% 6/15/2033 (h)	35,000	34,885
Vermont St Stud Assit Corp Series 2018A, 4% 6/15/2034 (h)	35,000	34,885
Vermont St Stud Assit Corp Series 2018B, 4.375% 6/15/2046 (h)	160,000	142,578
Vermont St Stud Assit Corp Series 2019 A, 3% 6/15/2035 (h)	855,000	830,986
Vermont St Stud Assit Corp Series 2019 A, 5% 6/15/2027 (h)	705,000	714,303
Vermont St Stud Assit Corp Series 2019 A, 5% 6/15/2029 (h)	1,200,000	1,232,966
Vermont St Stud Assit Corp Series 2019 B, 4% 6/15/2047 (h)	265,000	221,496
Vermont St Stud Assit Corp Series 2022A, 4.375% 6/15/2040 (h)	255,000	249,645
Vermont St Stud Assit Corp Series 2024 A, 4% 6/15/2035 (h)	395,000	385,362
Vermont St Stud Assit Corp Series 2024 A, 5.25% 6/15/2034 (h)	700,000	747,758
TOTAL EDUCATION		7,694,426
General Obligations - 0.0%
Burlington VT Gen. Oblig. Series 2021 A, 3% 11/1/2041	420,000	369,236
Housing - 0.0%
Vermont Hsg Fin Agy (Vermont Hsg Purp Bond Prog 7/1/07 Proj.) 3.75% 11/1/2050	39,000	39,059
Vermont Hsg Fin Agy (Vermont Hsg Purp Bond Prog 7/1/07 Proj.) Series 2021A, 3% 11/1/2051	615,000	602,739
Vermont Hsg Fin Agy 6% 11/1/2053	570,000	618,308
TOTAL HOUSING		1,260,106
Other - 0.0%
Vermont Economic Dev Auth Solid Waste Disp Rev 4.375% tender 6/1/2052 (c)(g)(h)	245,000	250,204
Vermont Edl & Hlth Bldgs Fin Agy Series 2023, 5.25% 10/1/2052 (c)	275,000	220,845
TOTAL OTHER		471,049
Resource Recovery - 0.0%
Vermont Economic Dev Auth Solid Waste Disp Rev Series 2013, 4.625% tender 4/1/2036 (c)(g)(h)	220,000	223,136
TOTAL VERMONT		10,017,953
Virgin Islands - 0.2%
Special Tax - 0.2%
Matching Fund Special Purpose Securitization Corp Series 2022A, 5% 10/1/2026	365,000	366,708
Matching Fund Special Purpose Securitization Corp Series 2022A, 5% 10/1/2030	3,250,000	3,420,582
Matching Fund Special Purpose Securitization Corp Series 2022A, 5% 10/1/2032	4,385,000	4,669,575
Matching Fund Special Purpose Securitization Corp Series 2022A, 5% 10/1/2039	11,005,000	11,421,945
Virgin Islands Hotel Development Financing Corp Series 2025A 1, 5.75% 2/1/2045	2,000,000	2,025,258
Virgin Islands Hotel Development Financing Corp Series 2025A 1, 6% 12/1/2055	3,675,000	3,700,897
Virgin Islands Pub Fin Auth Gen. Oblig. Series 2012A, 5% 10/1/2032	500,000	500,196
Virgin Islands Pub Fin Auth Gen. Oblig. Series 2014, 5% 10/1/2030 (c)	500,000	501,444
Virgin Islands Pub Fin Auth Gen. Oblig. Series 2014, 5% 10/1/2039 (c)	300,000	299,985
Virgin Islands Pub Fin Auth Gen. Oblig. Series 2014C, 5% 10/1/2039	1,500,000	1,513,985
TOTAL VIRGIN ISLANDS		28,420,575
Virginia - 1.2%
Education - 0.1%
Farmville VA Indl Dev Auth Edl Facs Rev (Longwood Housing Foundation LLC Proj.) Series 2020 A, 5% 1/1/2059	350,000	310,215
Lynchburg VA Economic Dev Authrev Series 2018, 5% 9/1/2048	250,000	242,973
Roanoke VA Economic Dev Auth Edl Facs Rev (Lynchburg College Proj.) Series 2018A, 5% 9/1/2027	30,000	30,394
Roanoke VA Economic Dev Auth Edl Facs Rev Series 2018A, 4% 9/1/2048	300,000	240,184
Salem Economic Development Authority (Roanoke College Proj.) 4% 4/1/2038	20,000	19,395
Salem Economic Development Authority (Roanoke College Proj.) 4% 4/1/2039	15,000	14,428
Salem Economic Development Authority (Roanoke College Proj.) 4% 4/1/2040	20,000	18,876
Salem Economic Development Authority (Roanoke College Proj.) 4% 4/1/2045	50,000	43,975
Salem Economic Development Authority (Roanoke College Proj.) 5% 4/1/2027	20,000	20,243
Salem Economic Development Authority (Roanoke College Proj.) 5% 4/1/2028	30,000	30,738
Salem Economic Development Authority (Roanoke College Proj.) 5% 4/1/2029	35,000	36,415
Salem Economic Development Authority (Roanoke College Proj.) 5% 4/1/2049	65,000	62,716
Salem Economic Development Authority (Roanoke College Proj.) Series 2025, 5% 4/1/2040	1,000,000	1,038,160
Virginia College Bldg Auth Edl (Marymount University Proj, VA Proj.) Series 2015A, 5% 7/1/2030 (c)	665,000	617,088
Virginia College Bldg Auth Edl (Marymount University Proj, VA Proj.) Series 2015A, 5% 7/1/2035 (c)	200,000	171,499
Virginia College Bldg Auth Edl (Marymount University Proj, VA Proj.) Series 2015A, 5% 7/1/2045 (c)	440,000	337,377
Virginia College Bldg Auth Edl (Marymount University Proj, VA Proj.) Series 2015B, 5% 7/1/2045 (c)	1,360,000	1,042,803
Virginia College Bldg Auth Edl (Marymount University Proj, VA Proj.) Series 2015B, 5.25% 7/1/2030 (c)	380,000	355,940
Virginia College Bldg Auth Edl (Marymount University Proj, VA Proj.) Series 2015B, 5.25% 7/1/2035 (c)	405,000	353,961
Virginia College Bldg Auth VA Edl Facs Rev Pub Higher Ed Fing Prog 4% 9/1/2042	6,375,000	6,341,453
Williamsburg VA Economic Dev Auth Student Hsg Rev Series 2023A, 4.125% 7/1/2058 (Assured Guaranty Inc Insured)	3,100,000	2,870,345
Williamsburg VA Economic Dev Auth Student Hsg Rev Series 2023A, 5.25% 7/1/2053 (Assured Guaranty Inc Insured)	205,000	213,857
TOTAL EDUCATION		14,413,035
Escrowed/Pre-Refunded - 0.0%
Hampton Rds VA Transn Accountability Commn Rev Series 2018 A, 5.5% 7/1/2057 (Pre-refunded to 1/1/2028 at 100)	2,965,000	3,100,301
General Obligations - 0.2%
Alexandria VA Gen. Oblig. Series 2021A, 2% 12/15/2038	4,160,000	3,235,599
Alexandria VA Gen. Oblig. Series 2021A, 2% 12/15/2039	605,000	459,034
Alexandria VA Gen. Oblig. Series 2021A, 2% 12/15/2040	1,000,000	739,308
City of Chesapeake VA Gen. Oblig. Series 2020 A, 5% 8/1/2034	65,000	70,606
City of Chesapeake VA Gen. Oblig. Series 2020 A, 5% 8/1/2035	75,000	81,102
Fairfax Cnty VA Series 2022A, 2% 10/1/2041	7,000,000	5,061,917
Isle Wight Cnty VA Gen. Oblig. Series 2017 B, 4% 7/1/2042	850,000	851,079
VA Port Auth Comwlth Port Rev (Virginia St Proj.) Series 2023 A, 5.25% 7/1/2048	500,000	531,014
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2021 A, 4% 2/1/2034	4,345,000	4,484,059
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2021 A, 4% 2/1/2035	6,250,000	6,424,726
Virginia Comwlth Transn Brd Trust 5% 5/15/2032 (Virginia St Proj.) 5% 5/15/2032	130,000	134,200
Virginia Comwlth Transn Brd Trust 5% 5/15/2032 (Virginia St Proj.) 5% 5/15/2033	110,000	113,405
Virginia Comwlth Transn Brd Trust 5% 5/15/2032 Series 2019, 3% 5/15/2037	4,000,000	3,739,706
Virginia St Pub Sch Auth Sch Fing (Virginia St Proj.) Series 2017 B, 2.25% 8/1/2029	1,205,000	1,165,191
TOTAL GENERAL OBLIGATIONS		27,090,946
Health Care - 0.2%
Arlington Cnty VA Ida Hosp Fac (Virginia Hosp Ctr Arl Hlth Sys Proj.) Series 2020, 3.75% 7/1/2050	1,640,000	1,389,158
Arlington Cnty VA Ida Hosp Fac (Virginia Hosp Ctr Arl Hlth Sys Proj.) Series 2020, 4% 7/1/2038	205,000	206,777
Arlington Cnty VA Ida Hosp Fac (Virginia Hosp Ctr Arl Hlth Sys Proj.) Series 2020, 4% 7/1/2045	1,180,000	1,121,790
Arlington Cnty VA Ida Hosp Fac (Virginia Hosp Ctr Arl Hlth Sys Proj.) Series 2020, 5% 7/1/2027	240,000	245,371
Arlington Cnty VA Ida Hosp Fac (Virginia Hosp Ctr Arl Hlth Sys Proj.) Series 2020, 5% 7/1/2036	480,000	507,008
Arlington Cnty VA Ida Hosp Fac (Virginia Hosp Ctr Arl Hlth Sys Proj.) Series 2023 A, 5% tender 7/1/2053 (g)	2,400,000	2,560,224
Henrico Cnty VA Eco Dev Auth Res Care Fac Rev Series 2022A, 5% 10/1/2052	780,000	764,667
Isle of Wight County Economic Development Authority (Riverside Health System Proj.) Series 2023, 4.75% 7/1/2053 (Assured Guaranty Inc Insured)	1,500,000	1,505,195
Isle of Wight County Economic Development Authority (Riverside Health System Proj.) Series 2023, 5.25% 7/1/2053 (Assured Guaranty Inc Insured)	750,000	779,555
Lynchburg Economic Development Authority (Centra Health Proj.) Series 2021, 3% 1/1/2051	1,310,000	938,037
Lynchburg Economic Development Authority (Centra Health Proj.) Series 2021, 4% 1/1/2055	1,065,000	907,548
Lynchburg Economic Development Authority Series 2026A, 5.5% 1/1/2051	1,450,000	1,550,244
Lynchburg Economic Development Authority Series 2026A, 5.5% 1/1/2056	875,000	928,269
Norfolk VA Economic Dev Auth Hosp Facs Rev (Sentara Hlth Sys Obl Group Proj.) Series 2018 A, 5% tender 11/1/2048 (g)	745,000	782,383
Norfolk VA Economic Dev Auth Hosp Facs Rev (Sentara Hlth Sys Obl Group Proj.) Series 2018B, 4% 11/1/2048	2,655,000	2,425,779
Norfolk VA Redev & Hsg Auth (Fort Norfolk Retirement Community Harbors Edge Proj.) 5% 1/1/2035	520,000	520,283
Norfolk VA Redev & Hsg Auth (Fort Norfolk Retirement Community Harbors Edge Proj.) 5% 1/1/2046	825,000	806,793
Norfolk VA Redev & Hsg Auth (Fort Norfolk Retirement Community Harbors Edge Proj.) 5.375% 1/1/2035	810,000	810,673
Norfolk VA Redev & Hsg Auth (Fort Norfolk Retirement Community Harbors Edge Proj.) 5.375% 1/1/2046	600,000	600,060
Norfolk VA Redev & Hsg Auth Series A, 5% 1/1/2049	455,000	430,059
Roanoke VA Economic Dev Auth Hosp Rev (Carilion Health System Proj.) Series 2020 A, 3% 7/1/2045	1,145,000	892,656
Rockingham Cnty VA Economic Dev Auth Haelth Care Facs Rev (Sentara Hospital Proj.) Series 2021 A, 3% 11/1/2046	2,755,000	2,152,921
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 3% 6/15/2029	100,000	99,410
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 5% 6/15/2027	185,000	185,127
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 5% 6/15/2028	55,000	55,042
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 5% 6/15/2030	80,000	80,060
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 5% 6/15/2034	100,000	100,060
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 5% 6/15/2035	270,000	270,152
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 5% 6/15/2036	665,000	665,352
Virginia Comwlth Univ Health Sys Auth Rev Series A, 4% 7/1/2040	2,805,000	2,812,605
Virginia Small Business Fing Auth Healthcare Facs Rev (Mercy Health/OH Proj.) Series 2020A, 4% 12/1/2049	2,460,000	2,143,040
Virginia Small Business Fing Auth Residential Care Fac Rev (Lifespire of VA Proj.) 5.5% 12/1/2054	300,000	308,837
Virginia Small Business Fing Auth Residential Care Fac Rev Series 2017 C, 5% 6/1/2052	685,000	646,610
Virginia Small Business Fing Auth Rev Series 2020A, 4% 1/1/2045	400,000	378,279
Virginia Small Business Fing Auth Rev Series 2020A, 4% 1/1/2051	250,000	222,910
Virginia Small Business Fing Auth Rev Series 2020A, 5% 1/1/2033	400,000	418,981
Virginia Small Business Fing Auth Rev Series 2020A, 5% 1/1/2035	655,000	684,952
TOTAL HEALTH CARE		31,896,867
Housing - 0.1%
Fairfax Cnty VA Redev & Hsg Series 2019, 5% 10/1/2035	830,000	870,169
Farmville VA Indl Dev Auth Edl Facs Rev Series 2018 A, 5% 1/1/2048	320,000	299,520
Farmville VA Indl Dev Auth Edl Facs Rev Series 2018 A, 5% 1/1/2055	900,000	809,443
Virginia Housing Development Authority Series 2025 SUB G 2, 4.7% 7/1/2051	9,750,000	9,806,343
Virginia St Hsg Dev Auth Mtg Series 2023 E SUB E 2, 4.6% 10/1/2054	1,750,000	1,713,891
TOTAL HOUSING		13,499,366
Industrial Development - 0.0%
Arlington Cnty VA Indl Dev Auth Rev Series 2017, 5% 2/15/2043	400,000	405,638
Williamsburg VA Economic Dev Auth Dining Lease Rev Series 2023 B, 4.375% 7/1/2063	1,025,000	970,698
TOTAL INDUSTRIAL DEVELOPMENT		1,376,336
Other - 0.1%
Arlington Cnty VA Ida Hosp Fac 3.75% 7/1/2050	750,000	650,794
Peninsula Town Ctr Cmnty Dev Auth VA Spl Oblig Series 2018, 4.5% 9/1/2045 (c)	205,000	196,458
Virginia Beach VA Dev Auth Residential Care Fac Rev Series 2023A, 5.75% 9/1/2033	2,580,000	2,841,703
Virginia Beach VA Dev Auth Residential Care Fac Rev Series 2023A, 6.5% 9/1/2043	3,145,000	3,473,063
Virginia Housing Development Authority 4.7% 7/1/2055	1,300,000	1,287,263
Virginia St Hsg Dev Autho 4.9% 10/1/2050	810,000	822,348
Virginia St Hsg Dev Autho 4.95% 10/1/2055	690,000	700,029
Virginia St Hsg Dev Autho 5.15% 11/1/2052	1,350,000	1,379,330
TOTAL OTHER		11,350,988
Resource Recovery - 0.0%
Charles City Cnty VA Indl Dev Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) 1.45% tender 4/1/2027 (g)(h)	85,000	83,218
Tobacco Bonds - 0.0%
Tobacco Settlement Fing Corp V 5% 6/1/2047	2,775,000	2,328,461
Tobacco Settlement Fing Corp V 6.706% 6/1/2046	950,000	704,285
Tobacco Settlement Fing Corp V Series 2007C, 0% 6/1/2047 (b)	6,265,000	1,621,831
TOTAL TOBACCO BONDS		4,654,577
Transportation - 0.5%
Chesapeake Bay Brdg & Tunl Dis VA Rev Series 2016, 5% 7/1/2041 (Assured Guaranty Inc Insured)	1,265,000	1,265,874
Chesapeake Bay Brdg & Tunl Dis VA Rev Series 2016, 5% 7/1/2046	4,380,000	4,380,127
Chesapeake Bay Brdg & Tunl Dis VA Rev Series 2016, 5% 7/1/2051	2,535,000	2,523,265
Virginia Port Auth Port Fac Rev Series 2016 B, 5% 7/1/2041 (Pre-refunded to 7/1/2026 at 100) (h)	1,530,000	1,532,333
Virginia Port Auth Port Fac Rev Series 2016 B, 5% 7/1/2045 (Pre-refunded to 7/1/2026 at 100) (h)	2,345,000	2,348,576
Virginia Small Business Financing Authority (I-66 Express Mobility Partners LLC Proj.) Series 2017, 5% 12/31/2049 (h)	3,560,000	3,528,665
Virginia Small Business Financing Authority (I-66 Express Mobility Partners LLC Proj.) Series 2017, 5% 12/31/2052 (h)	2,800,000	2,756,484
Virginia Small Business Financing Authority (I-66 Express Mobility Partners LLC Proj.) Series 2017, 5% 12/31/2056 (h)	2,560,000	2,498,016
Virginia Small Business Fing Auth Rev (95 Express Lanes LLC Proj.) Series 2022, 4% 1/1/2039 (h)	3,000,000	2,958,359
Virginia Small Business Fing Auth Rev (95 Express Lanes LLC Proj.) Series 2022, 4% 1/1/2041 (h)	215,000	208,448
Virginia Small Business Fing Auth Rev (95 Express Lanes LLC Proj.) Series 2022, 4% 1/1/2048 (h)	10,010,000	8,949,833
Virginia Small Business Fing Auth Rev (95 Express Lanes LLC Proj.) Series 2022, 4% 7/1/2039 (h)	600,000	589,293
Virginia Small Business Fing Auth Rev (95 Express Lanes LLC Proj.) Series 2022, 5% 1/1/2036 (h)	335,000	352,619
Virginia Small Business Fing Auth Rev (95 Express Lanes LLC Proj.) Series 2022, 5% 7/1/2032 (h)	2,300,000	2,468,574
Virginia Small Business Fing Auth Rev (95 Express Lanes LLC Proj.) Series 2022, 5% 7/1/2033 (h)	820,000	878,244
Virginia Small Business Fing Auth Rev (95 Express Lanes LLC Proj.) Series 2022, 5% 7/1/2037 (h)	365,000	382,293
Virginia Small Business Fing Auth Rev (Elizabeth River Crossings Opco LLC Proj.) Series 2022, 3% 1/1/2041 (h)	1,010,000	829,930
Virginia Small Business Fing Auth Rev (Elizabeth River Crossings Opco LLC Proj.) Series 2022, 4% 1/1/2035 (h)	2,635,000	2,638,320
Virginia Small Business Fing Auth Rev (Elizabeth River Crossings Opco LLC Proj.) Series 2022, 4% 1/1/2037 (h)	2,015,000	1,990,934
Virginia Small Business Fing Auth Rev (Elizabeth River Crossings Opco LLC Proj.) Series 2022, 4% 1/1/2038 (h)	1,000,000	980,904
Virginia Small Business Fing Auth Rev (Elizabeth River Crossings Opco LLC Proj.) Series 2022, 4% 1/1/2039 (h)	1,180,000	1,146,692
Virginia Small Business Fing Auth Rev (Elizabeth River Crossings Opco LLC Proj.) Series 2022, 4% 1/1/2040 (h)	3,500,000	3,423,368
Virginia Small Business Fing Auth Rev (Elizabeth River Crossings Opco LLC Proj.) Series 2022, 4% 7/1/2032 (h)	785,000	794,346
Virginia Small Business Fing Auth Rev (Elizabeth River Crossings Opco LLC Proj.) Series 2022, 4% 7/1/2035 (h)	1,740,000	1,738,023
Virginia Small Business Fing Auth Rev 5% 12/31/2047 (h)	4,235,000	4,283,712
Virginia Small Business Fing Auth Rev Series 2022, 5% 12/31/2042 (h)	1,000,000	1,040,836
Virginia Small Business Fing Auth Rev Series 2022, 5% 12/31/2052 (h)	2,490,000	2,469,193
TOTAL TRANSPORTATION		58,957,261
Water & Sewer - 0.0%
Newport News VA Wtr Rev 2% 7/15/2040	3,075,000	2,295,476
TOTAL VIRGINIA		168,718,371
Washington - 1.5%
Education - 0.0%
University Wash Univ Revs Series 2012C, 3.125% 7/1/2042	1,375,000	1,182,230
Washington St Higher Ed Facs (Gonzaga University Proj.) 4% 4/1/2041	630,000	633,607
Washington St Higher Ed Facs (Gonzaga University Proj.) Series 2019 A, 3% 4/1/2049	2,180,000	1,612,836
Washington St Higher Ed Facs (Whitworth University Proj.) 5% 10/1/2027	260,000	260,746
Washington St Higher Ed Facs (Whitworth University Proj.) 5% 10/1/2028	270,000	270,129
Washington St Higher Ed Facs (Whitworth University Proj.) Series 2016 A, 5% 10/1/2026	130,000	130,552
Washington St Hsg Fin Commn Nonprofit Rev (Seattle Academy Arts Sciences Proj.) Series 2023, 6.25% 7/1/2059 (c)	2,920,000	3,096,230
TOTAL EDUCATION		7,186,330
Electric Utilities - 0.0%
Chelan Cnty WA Pub Col River 0% 6/1/2028 (National Public Finance Guarantee Corporation Insured) (b)	85,000	80,149
Douglas Cnty WA Pub Util Dist No 1 Wells Series 2022B, 5% 9/1/2047	2,000,000	2,076,264
Energy Norwthwest WA Elec Rev (Bonneville Power Administration Proj.) Series 2020 A, 5% 7/1/2037	700,000	748,581
Energy Norwthwest WA Elec Rev Series 2020 A, 5% 7/1/2035 (Bonneville Power Administration Guaranteed)	750,000	807,058
Energy Norwthwest WA Elec Rev Series 2021 A, 4% 7/1/2042 (Bonneville Power Administration Guaranteed)	2,360,000	2,373,140
Pend Oreille Cnty Wash Pub Util Dist No 001 Box Canyon Series 2018, 5% 1/1/2048	300,000	301,982
Tacoma WA Elec Sys Rev Series 2017, 5% 1/1/2037	55,000	55,529
Tacoma WA Elec Sys Rev Series 2017, 5% 1/1/2038	55,000	55,504
TOTAL ELECTRIC UTILITIES		6,498,207
General Obligations - 0.5%
Adams County Public Hospital District No 2 Gen. Oblig. Series 2014, 5.125% 12/1/2044	375,000	372,839
Grays Hbr Cnty Wash Pub Hosp Dist No 2 Gen. Oblig. Series 2018, 5% 12/15/2033	400,000	406,876
Grays Hbr Cnty Wash Pub Hosp Dist No 2 Gen. Oblig. Series 2018, 5% 12/15/2038	510,000	514,148
Grays Hbr Cnty Wash Pub Hosp Dist No 2 Gen. Oblig. Series 2018, 5% 12/15/2048	985,000	916,330
King Cnty WA Gen. Oblig. Series 2017, 4% 7/1/2033	2,500,000	2,524,082
Pierce Cnty WA Sch Dst No 10 Tacoma Series 2020B, 4% 12/1/2042 (State of Washington Guaranteed)	1,500,000	1,502,641
State of Washington Gen. Oblig. 5% 6/1/2033	1,000,000	1,135,728
State of Washington Gen. Oblig. Series 2017A, 5% 8/1/2027	55,000	55,209
State of Washington Gen. Oblig. Series 2017A, 5% 8/1/2039	6,010,000	6,032,919
State of Washington Gen. Oblig. Series 2017D, 5% 2/1/2033	545,000	552,860
State of Washington Gen. Oblig. Series 2017D, 5% 2/1/2035	30,000	30,398
State of Washington Gen. Oblig. Series 2021 C, 5% 2/1/2044	4,435,000	4,656,405
State of Washington Gen. Oblig. Series 2021 F, 5% 6/1/2036	2,675,000	2,908,866
State of Washington Gen. Oblig. Series 2022 A, 5% 8/1/2035	7,700,000	8,423,065
State of Washington Gen. Oblig. Series 2022 A, 5% 8/1/2042	5,000,000	5,323,822
State of Washington Gen. Oblig. Series 2023A, 5% 8/1/2035	1,500,000	1,662,720
State of Washington Gen. Oblig. Series 2024 A, 5% 8/1/2038	1,140,000	1,262,559
State of Washington Gen. Oblig. Series 2024 A, 5% 8/1/2041	1,000,000	1,092,990
State of Washington Gen. Oblig. Series 2024 D, 5% 6/1/2042	1,230,000	1,347,713
State of Washington Gen. Oblig. Series R 2017A, 5% 8/1/2028	55,000	55,210
State of Washington Gen. Oblig. Series R 2017A, 5% 8/1/2030	300,000	301,144
State of Washington Gen. Oblig. Series R 2022 D, 4% 7/1/2036	2,050,000	2,112,703
State of Washington Gen. Oblig. Series R 2022 D, 4% 7/1/2037	1,425,000	1,460,982
State of Washington Gen. Oblig. Series R 2025 D, 5% 8/1/2039	1,750,000	1,972,681
Tacoma Wash Gen. Oblig. Series 2021 A, 3% 12/1/2035	1,025,000	977,013
Whidbey Island Wash Pub Hosp Dist Series 2013, 5.375% 12/1/2039	400,000	372,191
TOTAL GENERAL OBLIGATIONS		47,974,094
Health Care - 0.3%
Jefferson Cnty Wash Pub Hosp Dist No 2 Hosp Rev Series 2023A, 6.875% 12/1/2053	1,500,000	1,549,925
Skagit Cnty Wash Pub Hosp Dist No 1 Rev Series 2024, 5.5% 12/1/2041	500,000	536,368
WA St Hsg Fin Commission (Horizon House Proj.) Series 2025A, 4.875% 1/1/2036	405,000	406,695
WA St Hsg Fin Commission (Horizon House Proj.) Series 2025A, 6% 1/1/2046	1,125,000	1,165,528
WA St Hsg Fin Commission (Horizon House Proj.) Series 2025A, 6.25% 1/1/2056	5,125,000	5,251,346
WA St Hsg Fin Commission (Horizon House Proj.) Series 2025A, 6.25% 1/1/2061	4,595,000	4,692,805
WA St Hsg Fin Commission (Humangood National Obligated Grp Proj.) 5% 7/1/2048 (c)	295,000	273,646
WA St Hsg Fin Commission Series 2018A, 5% 7/1/2048 (c)	405,000	304,902
WA St Hsg Fin Commission Series 2018A, 5% 7/1/2053 (c)	100,000	71,216
WA St Hsg Fin Commission Series 2019A, 5% 1/1/2055 (c)	2,350,000	2,161,052
WA St Hsg Fin Commission Series 2021 A, 4% 1/1/2041 (c)	350,000	296,439
WA St Hsg Fin Commission Series 2021 A, 4% 1/1/2051 (c)	300,000	215,651
WA St Hsg Fin Commission Series 2021 A, 4% 1/1/2057 (c)	300,000	205,541
WA St Hsg Fin Commission Series A, 5% 1/1/2046 (c)	455,000	443,320
WA St Hsg Fin Commission Series A, 5% 1/1/2051 (c)	1,735,000	1,611,233
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) 5% 8/15/2026	15,000	15,059
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) 5% 8/15/2027	105,000	107,551
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) 5% 8/15/2029	125,000	127,818
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) 5% 8/15/2030	55,000	56,206
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2017, 4% 8/15/2042	5,150,000	4,945,672
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2017, 5% 8/15/2036	30,000	30,479
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2019 A 1, 5% 8/1/2034	105,000	110,071
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2019 A 1, 5% 8/1/2037	55,000	57,049
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2035	160,000	167,200
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2039	65,000	67,114
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2044	500,000	510,059
Washington St Health Care Facs Auth Rev (Commonspirit Health Proj.) Series 2019 B 3, 5% tender 8/1/2049 (g)	6,400,000	6,405,214
Washington St Health Care Facs Auth Rev (Fred Hutchinson Cancer Research Center Proj.) 5% 9/1/2038	130,000	136,952
Washington St Health Care Facs Auth Rev (Fred Hutchinson Cancer Research Center Proj.) 5% 9/1/2045	1,240,000	1,277,918
Washington St Health Care Facs Auth Rev (Fred Hutchinson Cancer Research Center Proj.) 5% 9/1/2050	530,000	538,118
Washington St Health Care Facs Auth Rev (Fred Hutchinson Cancer Research Center Proj.) 5% 9/1/2055	1,785,000	1,800,110
Washington St Health Care Facs Auth Rev (Multicare Health System, WA Proj.) Series 2017B, 4% 8/15/2041	215,000	206,157
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2027	185,000	187,699
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2028	230,000	235,848
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2029	115,000	117,876
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2030	105,000	107,566
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2031	180,000	184,198
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2032	245,000	250,449
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2033	345,000	352,282
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2034	230,000	234,569
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2035	130,000	132,422
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2036	125,000	127,152
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2042	1,715,000	1,730,993
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) Series 2017 A, 4% 7/1/2042	370,000	347,328
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) Series 2018 B, 5% 10/1/2030	65,000	67,963
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) Series 2018 B, 5% 10/1/2031	85,000	88,696
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) Series 2018 B, 5% 10/1/2032	60,000	62,484
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) Series 2018 B, 5% 10/1/2033	140,000	145,513
Washington St Health Care Facs Auth Rev (Virginia Mason Medical Ctr WA Proj.) Series 2017, 5% 8/15/2037	365,000	370,305
Washington St Health Care Facs Auth Rev Series 2019 A 1, 4% 8/1/2044	180,000	166,902
Washington St Health Care Facs Auth Rev Series 2025 A, 5.5% 9/1/2055	2,000,000	2,106,759
TOTAL HEALTH CARE		42,761,418
Housing - 0.0%
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2021, 4% 12/1/2029	45,000	45,858
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2021, 4% 6/1/2026	400,000	400,000
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2021, 4% 6/1/2028	255,000	258,764
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2025, 5.375% 7/1/2045	510,000	539,541
Washington St Hsg Fin Comm (Lihtc 2021-1 WA Proj.) Series 1 Class A, 3.5% 12/20/2035	4,473,324	4,305,788
Washington St Hsg Fin Comm 2% 12/1/2036	2,500,000	2,009,106
Washington St Hsg Fin Comm 2.65% 12/1/2040	1,000,000	840,536
Washington St Hsg Fin Comm Series 1 Class A, 3.375% 4/20/2037	3,406,383	3,184,277
TOTAL HOUSING		11,583,870
Industrial Development - 0.0%
Washington Economic Development Finance Authority Series 2020 A, 5.625% 12/1/2040 (c)(h)	250,000	263,579
Lease Revenue - 0.0%
State of Washington Gen. Oblig. Series 2025 C, 5% 2/1/2030	1,500,000	1,625,493
Other - 0.4%
Everett Housing Authority/WA Series 2022, 4% 7/1/2037	2,700,000	2,649,709
Grant Cnty Wash Pub Hosp Dist No 1 Gen. Oblig. Series 2023, 5.125% 12/1/2048	250,000	250,643
King Cnty WA Pub Hosp Dist 002 Gen. Oblig. Series 2026, 5.5% 12/1/2050	4,000,000	4,285,599
King Cnty WA Pub Hosp Dist 002 Gen. Oblig. Series 2026, 5.5% 12/1/2054	3,500,000	3,721,611
Pasco Wash Loc Impt Dist 5.375% 8/1/2042	2,055,000	2,254,630
Vancouver Housing Authority 4.625% 2/1/2044	1,200,000	1,194,685
Vancouver Housing Authority Series 2024B, 4.5% 10/1/2042	220,000	224,962
WA St Hsg Fin Commission Series 2023A, 5% 7/1/2043	260,000	266,233
WA St Hsg Fin Commission Series 2023A, 5% 7/1/2048	230,000	229,600
Washington St Hsg Fin Commn Multifamily Tax-Exempt Mtg-Bkd Bonds Series 09FN Class PT, 4.55% 8/1/2043	240,000	245,451
Washington St Hsg Fin Commn Nonprofit Rev Series 2024, 5.5% 7/1/2049	1,710,000	1,735,704
Washington St Hsg Fin Commn Nonprofit Rev Series 2024, 5.5% 7/1/2059	6,460,000	6,479,297
Washington St Hsg Fin Commn Nonprofit Rev Series 2025A, 5% 7/1/2045 (Build America Mutual Assurance Co Insured) (c)	2,375,000	2,447,761
Washington St Hsg Fin Commn Nonprofit Rev Series 2025A, 5.25% 7/1/2055 (Build America Mutual Assurance Co Insured) (c)	4,195,000	4,275,383
Washington St Hsg Fin Commn Nonprofit Rev Series 2025A, 5.5% 7/1/2050 (c)	3,760,000	3,808,787
Washington St Hsg Fin Commn Nonprofit Rev Series 2025A, 5.75% 7/1/2060 (c)	600,000	612,777
Washington State Housing Finance Commission Series 1 Class A, 4.084% 3/1/2050 (g)	1,973,887	1,926,210
Washington State Housing Finance Commission Series 1 Class A1, 4.0792% 11/20/2041 (g)	1,564,826	1,510,911
Washington State Housing Finance Commission Series 1 Class A2, 4.0792% 11/20/2041 (g)	1,340,127	1,262,533
Whatcom Cnty Wash Pub Util Dist No 001 5.5% 12/1/2041 (Build America Mutual Assurance Co Insured) (h)	285,000	310,561
TOTAL OTHER		39,693,047
Special Tax - 0.1%
Central Puget Sound WA Regl Tran Auth Sales & Use Tax Rev Series 2016 S 1, 5% 11/1/2046	2,000,000	2,269,833
Spokane WA Pub Facs Dist Sales Series 2017, 5% 12/1/2038	75,000	75,475
State of Washington Gen. Oblig. Series 2026A, 5% 8/1/2043	750,000	825,691
Washington St Convention Ctr Pub Facs Dist Series 2018, 4% 7/1/2058	485,000	416,977
Washington St Convention Ctr Pub Facs Dist Series 2018, 5% 7/1/2058	250,000	247,694
Washington St Convention Ctr Pub Facs Dist Series 2021 B, 3% 7/1/2043	500,000	415,922
Washington St Convention Ctr Pub Facs Dist Series 2021 B, 3% 7/1/2058	250,000	171,467
Washington St Convention Ctr Pub Facs Dist Series 2021 B, 3% 7/1/2058 (Assured Guaranty Inc Insured)	5,615,000	3,851,171
Washington St Convention Ctr Pub Facs Dist Series 2021, 3% 7/1/2043	650,000	533,837
Washington St Convention Ctr Pub Facs Dist Series 2021, 3% 7/1/2058	400,000	263,442
Washington St Convention Ctr Pub Facs Dist Series 2021, 4% 7/1/2031	8,980,000	9,177,041
TOTAL SPECIAL TAX		18,248,550
Transportation - 0.2%
Port Seattle WA Rev 5% 2/1/2028	110,000	110,123
Port Seattle WA Rev Series 2018A, 5% 5/1/2030 (h)	920,000	935,842
Port Seattle WA Rev Series 2019, 4% 4/1/2044 (h)	1,190,000	1,129,373
Port Seattle WA Rev Series 2019, 5% 4/1/2035 (h)	5,300,000	5,524,672
Port Seattle WA Rev Series 2019, 5% 4/1/2038 (h)	2,135,000	2,208,408
Port Seattle WA Rev Series 2019, 5% 4/1/2044 (h)	6,525,000	6,651,827
Port Seattle WA Rev Series 2021C, 5% 8/1/2026 (h)	1,535,000	1,540,388
Port Seattle WA Rev Series 2021C, 5% 8/1/2027 (h)	950,000	974,540
Port Seattle WA Rev Series 2021C, 5% 8/1/2038 (h)	1,300,000	1,375,970
Port Seattle WA Rev Series 2022B, 4% 8/1/2047 (h)	320,000	289,900
Port Seattle WA Rev Series 2022B, 5% 8/1/2040 (h)	2,000,000	2,118,583
Port Seattle WA Rev Series 2022B, 5% 8/1/2041 (h)	1,000,000	1,055,134
Port Seattle WA Rev Series 2022B, 5.5% 8/1/2047 (h)	1,625,000	1,717,103
Port Seattle WA Rev Series 2025 B, 5.25% 10/1/2043 (h)	5,000,000	5,436,425
Port Seattle WA Rev Series C, 5% 5/1/2042 (h)	2,050,000	2,066,776
TOTAL TRANSPORTATION		33,135,064
TOTAL WASHINGTON		208,969,652
West Virginia - 0.3%
Education - 0.0%
Glenville St College WVA Brd Governors Rev Series 2017, 5.25% 6/1/2047	500,000	440,652
Electric Utilities - 0.0%
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Appalachian Power Co Proj.) Series 2015A, 3.375% tender 3/1/2040 (g)	635,000	639,141
Health Care - 0.2%
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 5% 1/1/2031	200,000	202,524
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 5% 1/1/2032	160,000	161,745
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 5% 1/1/2033	105,000	105,964
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 5% 1/1/2043	700,000	679,928
West Virginia St Hosp Fin Auth Hosp Rev (Vandalia Health Proj.) Series 2023B, 5.375% 9/1/2053 (Assured Guaranty Inc Insured)	5,080,000	5,256,331
West Virginia St Hosp Fin Auth Hosp Rev (Vandalia Health Proj.) Series 2023B, 5.5% 9/1/2048 (Assured Guaranty Inc Insured)	5,810,000	6,149,637
West Virginia St Hosp Fin Auth Hosp Rev 4% 1/1/2037	300,000	290,908
West Virginia St Hosp Fin Auth Hosp Rev 4% 6/1/2051	1,495,000	1,331,086
West Virginia St Hosp Fin Auth Hosp Rev 4.125% 1/1/2047	450,000	399,019
West Virginia St Hosp Fin Auth Hosp Rev Series 2018 A, 5% 6/1/2052	2,260,000	2,272,447
West Virginia St Hosp Fin Auth Hosp Rev Series 2019A, 5% 9/1/2038	175,000	178,623
TOTAL HEALTH CARE		17,028,212
Housing - 0.0%
West Virginia St Hsg Dev Fd Series 2018 A, 3.75% 11/1/2038	125,000	123,549
West Virginia St Hsg Dev Fd Series 2021 A, 2% 11/1/2036	1,325,000	1,068,349
West Virginia St Hsg Dev Fd Series 2024B, 3.8% 11/1/2029	1,000,000	1,014,219
TOTAL HOUSING		2,206,117
Industrial Development - 0.0%
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev Series 2025, 4.625% tender 4/15/2055 (g)(h)	1,955,000	2,004,398
Other - 0.0%
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev Series 2025, 5.45% tender 1/1/2055 (c)(g)(h)	780,000	847,050
Resource Recovery - 0.0%
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev Series 2013A, 3% tender 6/1/2037 (g)(h)	975,000	968,735
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev Series 2014A, 4.7% tender 4/1/2036 (g)(h)	3,560,000	3,562,469
TOTAL RESOURCE RECOVERY		4,531,204
Special Tax - 0.1%
City of Huntington WV Series 2024, 5.125% 6/1/2039	440,000	450,746
City of Huntington WV Series 2024, 5.625% 5/1/2050	475,000	476,237
City of Huntington WV Series 2024A, 5% 6/1/2039	450,000	458,785
City of Huntington WV Series 2024A, 5.5% 6/1/2049	450,000	451,577
Monongalia Cnty WVA Comm Spl Dist Excise Tax Rev Series 2017 A, 5.5% 6/1/2037 (c)	445,000	449,744
Monongalia Cnty WVA Comm Spl Dist Excise Tax Rev Series 2017 A, 5.75% 6/1/2043 (c)	445,000	449,761
Monongalia Cnty WVA Comm Spl Dist Excise Tax Rev Series 2021 A, 4.125% 6/1/2043 (c)	560,000	526,178
Monongalia Cnty WVA Comm Spl Dist Excise Tax Rev Series 2021 B, 4.875% 6/1/2043 (c)	750,000	757,697
Monongalia Cnty WVA Comm Spl Dist Excise Tax Rev Series 2023 A, 7% 6/1/2043 (c)	735,000	782,422
Monongalia Cnty WVA Commn Tax Increment Rev Series 2023 A, 5% 6/1/2033 (c)	860,000	897,709
Monongalia Cnty WVA Commn Tax Increment Rev Series 2023 A, 5.75% 6/1/2043 (c)	1,140,000	1,223,865
Monongalia Cnty WVA Commn Tax Increment Rev Series 2023 A, 6% 6/1/2053 (c)	1,710,000	1,798,465
Ohio Cnty WV Cnty Commn Tax increment Rev Series 2024, 5.25% 6/1/2044	90,000	92,728
TOTAL SPECIAL TAX		8,815,914
Transportation - 0.0%
West Virginia Parkways Authority Series 2021, 5% 6/1/2026	705,000	705,000
West Virginia Parkways Authority Series 2021, 5% 6/1/2027	705,000	721,263
West Virginia Parkways Authority Series 2021, 5% 6/1/2028	1,060,000	1,108,933
TOTAL TRANSPORTATION		2,535,196
Water & Sewer - 0.0%
West Virginia St Wtr Dev Auth Series 2016 A II, 5% 11/1/2033	140,000	141,012
TOTAL WEST VIRGINIA		39,188,896
Wisconsin - 1.6%
Education - 0.2%
Public Fin Auth WI Ed Rev 5% 6/15/2042	130,000	128,354
Public Fin Auth WI Ed Rev 5.25% 6/15/2052	190,000	177,984
Public Fin Auth WI Ed Rev 5.375% 6/15/2057	180,000	168,800
Public Fin Auth WI Ed Rev 5.5% 6/15/2062	465,000	441,326
Public Fin Auth WI Ed Rev 6.25% 6/15/2048 (c)	705,000	695,318
Public Fin Auth WI Ed Rev Series 2017 A, 5.125% 6/15/2047 (c)	370,000	319,345
Public Fin Auth WI Ed Rev Series 2017, 5% 7/1/2037	115,000	115,026
Public Fin Auth WI Ed Rev Series 2017, 5% 7/1/2047	280,000	266,494
Public Fin Auth WI Ed Rev Series 2017, 5% 7/1/2052	605,000	557,975
Public Fin Auth WI Ed Rev Series 2019 A, 4% 6/15/2029 (c)	90,000	87,424
Public Fin Auth WI Ed Rev Series 2019 A, 5% 6/15/2039 (c)	140,000	130,605
Public Fin Auth WI Ed Rev Series 2019 A, 5% 6/15/2049 (c)	245,000	204,006
Public Fin Auth WI Ed Rev Series 2022 A, 5% 1/1/2042 (c)	475,000	442,152
Public Fin Auth WI Ed Rev Series 2024A, 4.5% 7/15/2049 (c)	200,000	179,509
Public Fin Auth WI Ed Rev Series 2025 A, 4% 7/15/2033 (c)	575,000	572,481
Public Fin Auth WI Ed Rev Series 2025 A, 6.45% 4/1/2060 (c)	1,000,000	989,177
Public Fin Auth WI Ed Rev Series 2025A, 6% 12/15/2045 (c)	440,000	460,317
Public Fin Auth WI Ed Rev Series 2025A, 6% 12/15/2055 (c)	500,000	509,279
Public Fin Auth WI Revenue (Roseman Univ of Hlth Sciences Proj.) Series 2020, 5% 4/1/2040 (c)	410,000	412,957
Public Fin Auth WI Revenue (Roseman Univ of Hlth Sciences Proj.) Series 2020, 5% 4/1/2050 (c)	295,000	277,738
Public Fin Auth WI Revenue (Ultimate Medical Academy Proj.) 5% 10/1/2039 (c)	700,000	711,329
Public Fin Auth WI Revenue Series 2015, 5.875% 4/1/2045	400,000	400,072
Public Fin Auth WI Revenue Series 2020 A 1, 5% 1/1/2055 (c)	1,100,000	945,083
Public Fin Auth WI Revenue Series 2020 B, 0% 1/1/2060 (b)(c)	1,100,000	99,498
Public Fin Auth WI Revenue Series 2022, 4% 4/1/2032 (c)	310,000	305,370
Public Fin Auth WI Revenue Series 2023, 5.5% 7/1/2039 (h)	935,000	976,827
Public Fin Auth Wis Charter Sch Rev Series 2020 A, 4% 7/1/2030 (c)	55,000	54,196
Public Fin Auth Wis Charter Sch Rev Series 2020 A, 5% 7/1/2040 (c)	100,000	98,390
Public Fin Auth Wis Charter Sch Rev Series 2020 A, 5% 7/1/2055 (c)	205,000	177,530
Public Fin Auth Wis Charter Sch Rev Series 2023 A, 6.75% 7/1/2058 (c)	175,000	181,596
Public Fin Auth Wis Charter Sch Rev Series 2024A, 4.25% 6/15/2034	1,000,000	1,011,550
Public Fin Auth Wis Conference Ctr & Hotel Rev Series 2021 A, 4% 9/1/2036 (c)	400,000	381,973
Public Fin Auth Wis Conference Ctr & Hotel Rev Series 2021 A, 4% 9/1/2041 (c)	360,000	322,089
Public Fin Auth Wis Conference Ctr & Hotel Rev Series 2021 A, 4% 9/1/2051 (c)	1,240,000	950,797
Public Fin Auth Wis Conference Ctr & Hotel Rev Series 2021 A, 4% 9/1/2056 (c)	590,000	436,776
Public Fin Auth Wis Edl Fac Rev (Guilford College Proj.) Series 2016, 5.5% 1/1/2047	300,000	264,675
Public Fin Auth Wis Edl Fac Rev (Queens University of Charlotte Proj.) 5.25% 3/1/2042	755,000	786,753
Public Fin Auth Wis Edl Fac Rev (Queens University of Charlotte Proj.) 5.25% 3/1/2047	2,015,000	2,063,485
Public Fin Auth Wis Edl Fac Rev 4% 3/1/2027 (c)	795,000	787,735
Public Fin Auth Wis Edl Fac Rev Series 2024, 5% 2/1/2054	705,000	639,442
Public Fin Auth Wis Edl Rev Series 2019, 5% 6/15/2039	40,000	40,554
Public Fin Auth Wis Edl Rev Series 2019, 5% 6/15/2049	250,000	241,511
Public Fin Auth Wis Edl Rev Series 2019, 5% 6/15/2053	85,000	80,523
Public Fin Auth Wis Higher Edl Facs Rev (Gannon University Proj.) Series 2017, 5% 5/1/2042	235,000	227,168
Public Fin Auth Wis Higher Edl Facs Rev (Gannon University Proj.) Series 2017, 5% 5/1/2047	125,000	114,308
Public Fin Auth Wis Pooled Charter Sch Ctfs Ser 2023-1 Series CL A, 5.75% 7/1/2062	1,851,087	1,921,301
Public Fin Auth Wis Sr Living Rev (Ultimate Medical Academy Proj.) Series 2019A, 4% 1/1/2046	650,000	553,448
Wisconsin Health & Educational Facilities Authority (Marquette University, WI Proj.) Series 2019, 5% 10/1/2026	35,000	35,224
Wisconsin Health & Educational Facilities Authority (Marquette University, WI Proj.) Series 2019, 5% 10/1/2030	285,000	303,367
Wisconsin Health & Educational Facilities Authority (Marquette University, WI Proj.) Series 2019, 5% 10/1/2032	600,000	635,306
Wisconsin St Health & Edl Facs Auth Rev Series 2023 A, 4.75% 3/15/2043	130,000	121,111
Wisconsin St Health & Edl Facs Auth Rev Series 2023 A, 5% 3/15/2053	130,000	114,472
TOTAL EDUCATION		23,119,726
Electric Utilities - 0.0%
Wisconsin Health & Educational Facilities Authority (Milwaukee Reg Med Center Thermal Proj.) 5% 4/1/2034	1,545,000	1,602,288
Escrowed/Pre-Refunded - 0.0%
Public Fin Auth WI Revenue Series 2020, 5% 4/1/2040 (Pre-refunded to 4/1/2030 at 100) (c)	15,000	16,144
Wisconsin Rapids School District 1.6% 4/1/2031 (Pre-refunded to 4/1/2028 at 100)	515,000	504,278
Wisconsin Rapids School District Series 2021, 2% 4/1/2031 (Pre-refunded to 4/1/2028 at 100)	215,000	210,524
TOTAL ESCROWED/PRE-REFUNDED		730,946
General Obligations - 0.1%
Howard Suamico WI Scd 2% 3/1/2038	810,000	634,104
Howard Suamico WI Scd Series 2021, 2% 3/1/2041 (Pre-refunded to 3/1/2028 at 100)	875,000	865,256
Kohler Wis Sch Dist 2% 3/1/2038	585,000	451,456
Public Fin Auth WI Revenue Gen. Oblig. Series 2025, 0% 12/15/2039 (c)	1,445,000	580,136
Public Fin Auth WI Revenue Series 2024, 5.5% 12/15/2032 (c)	509,530	509,783
Public Fin Auth WI Revenue Series 2025, 0% 12/15/2042 (b)(c)	13,750,000	4,320,052
Sun Prairie WI Area Sch Dist 2% 3/1/2041	1,000,000	747,431
Waunakee Wis Cmnty Sch Dist 3.25% 4/1/2028	345,000	345,039
Westosha Cent High Sch Dist Wis 2% 3/1/2040	1,490,000	1,094,957
Wisconsin Rapids School District Series 2021, 2% 4/1/2031	470,000	417,562
TOTAL GENERAL OBLIGATIONS		9,965,776
Health Care - 0.4%
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 4% 6/1/2045	960,000	892,774
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 5% 6/1/2034	420,000	443,178
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 5% 6/1/2038	600,000	625,324
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) Series 2016 A, 5% 6/1/2026	975,000	975,000
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) Series 2025 A, 5.5% 6/1/2055	3,345,000	3,493,475
Public Fin Auth WI Hosp Rev (Southeastern General Hosp, NC Proj.) Series 2021 A, 4% 2/1/2051	180,000	138,299
Public Fin Auth WI Hosp Rev (WakeMed Proj.) 5% 10/1/2044	460,000	467,387
Public Fin Auth WI Hosp Rev Series 2019A, 4% 10/1/2049	1,680,000	1,438,316
Public Fin Auth WI Revenue (Bayhealth Medical Center Inc Proj.) Series 2021 A, 3% 7/1/2050	1,150,000	837,863
Public Fin Auth WI Revenue 4% 1/1/2047	100,000	90,304
Public Fin Auth WI Revenue Series 2015A, 5% 9/1/2030 (c)	150,000	150,131
Public Fin Auth WI Revenue Series 2015A, 5% 9/1/2038 (c)	290,000	290,137
Public Fin Auth WI Revenue Series 2020, 5% 1/1/2040	300,000	306,026
Public Fin Auth WI Revenue Series 2020, 5% 1/1/2045	725,000	731,543
Public Fin Auth WI Revenue Series 2021 A, 4% 6/1/2056 (c)	750,000	552,820
Public Fin Auth WI Revenue Series 2022, 4% 1/1/2052	105,000	90,115
Public Fin Auth WI Revenue Series 2023 A, 5% 6/1/2037 (c)	1,160,000	1,178,200
Public Fin Auth WI Revenue Series 2023 A, 5% 6/1/2052 (c)	1,140,000	1,022,001
Public Fin Auth Wis Health Care Sys Rev (Cone Health Proj.) Series 2022 A, 5% 10/1/2052	2,000,000	2,021,309
Public Fin Auth Wis Health Care Sys Rev (Kaiser Permanente Hlth System Proj.) Series 2022 A, 4% 10/1/2052	2,030,000	1,816,999
Public Fin Auth Wis Retirement Fac Rev (Southminster NC Proj.) 5% 10/1/2043 (c)	1,790,000	1,792,718
Public Fin Auth Wis Retirement Fac Rev (Southminster NC Proj.) 5% 10/1/2048 (c)	575,000	550,849
Public Fin Auth Wis Retirement Fac Rev (Southminster NC Proj.) 5% 10/1/2053 (c)	1,370,000	1,280,698
Public Fin Auth Wis Retirement Fac Rev Series 2021, 4% 12/1/2056	500,000	403,052
Public Fin Auth Wis Retirement Fac Rev Series 2021A, 4% 10/1/2041	50,000	49,539
Public Fin Auth Wis Retirement Fac Rev Series 2021A, 4% 10/1/2046	65,000	59,902
Public Fin Auth Wis Retirement Fac Rev Series 2021A, 4% 10/1/2051	195,000	168,559
Public Fin Auth Wis Retirementcmntys Rev Series 2019A, 5% 11/15/2049	350,000	350,099
Public Fin Auth Wis Retirementcmntys Rev Series 2020A, 5% 11/15/2041	635,000	652,943
Public Fin Auth Wis Sr Living Rev (Mary's Woods at Marylhurst Inc Proj.) 5.25% 5/15/2037 (c)	395,000	397,619
Public Fin Auth Wis Sr Living Rev (Mary's Woods at Marylhurst Inc Proj.) 5.25% 5/15/2042 (c)	475,000	477,126
Public Fin Auth Wis Sr Living Rev (Mary's Woods at Marylhurst Inc Proj.) 5.25% 5/15/2047 (c)	1,015,000	1,015,293
Public Fin Auth Wis Sr Living Rev (Mary's Woods at Marylhurst Inc Proj.) 5.25% 5/15/2052 (c)	935,000	905,131
Public Finance Authority (Blue Ridge Healthcare Proj.) Series 2020 A, 4% 1/1/2045	220,000	205,198
Univ of Wis Hosp & Clinics Auth (Uw Health Proj.) Series 2018 B, 2.85% 4/1/2048 (Liquidity Facility JPMorgan Chase Bank NA) VRDN (g)	5,900,000	5,900,001
Univ of Wis Hosp & Clinics Auth (Uw Health Proj.) Series 2021 B, 4% 4/1/2051	2,890,000	2,606,787
Wisconsin Health & Educational Facilities Authority (Ascension Health Credit Group Proj.) Series 2016 A, 5% 11/15/2036	605,000	606,209
Wisconsin Health & Educational Facilities Authority (Bellin Hosp Proj.) Series 2019 A, 5% 12/1/2030	20,000	21,381
Wisconsin Health & Educational Facilities Authority (Bellin Hosp Proj.) Series 2019 A, 5% 12/1/2031	20,000	21,301
Wisconsin Health & Educational Facilities Authority (Bellin Hosp Proj.) Series 2019 A, 5% 12/1/2032	20,000	21,243
Wisconsin Health & Educational Facilities Authority (Bellin Hosp Proj.) Series 2019 A, 5% 12/1/2033	20,000	21,177
Wisconsin Health & Educational Facilities Authority (Bellin Hosp Proj.) Series 2019 A, 5% 12/1/2034	20,000	21,099
Wisconsin Health & Educational Facilities Authority (Bellin Hosp Proj.) Series 2019 A, 5% 12/1/2035	30,000	31,552
Wisconsin Health & Educational Facilities Authority (Froedtert Thedacare Proj.) Series 2022A, 4% 4/1/2040	4,510,000	4,453,682
Wisconsin Health & Educational Facilities Authority (Medical College of WI Inc Proj.) Series 2016, 4% 12/1/2046	5,465,000	5,074,444
Wisconsin Health & Educational Facilities Authority (Rogers Memorial Hospital Inc Proj.) Series 2019 B, 5% 7/1/2038	25,000	25,030
Wisconsin Health & Educational Facilities Authority (Rogers Memorial Hospital Inc Proj.) Series 2019A, 5% 7/1/2044	30,000	30,023
Wisconsin Health & Educational Facilities Authority (Rogers Memorial Hospital Inc Proj.) Series 2019A, 5% 7/1/2049	400,000	400,152
Wisconsin Health & Educational Facilities Authority (Sanford Health, SD Proj.) 5% 2/15/2028	290,000	290,430
Wisconsin Health & Educational Facilities Authority (Sanford Health, SD Proj.) Series 2020A, 4% 2/15/2037 (Assured Guaranty Inc Insured)	230,000	233,158
Wisconsin Health & Educational Facilities Authority (St Camillus Health System Proj.) Series 2019A, 5% 11/1/2026	250,000	250,959
Wisconsin Health & Educational Facilities Authority (St Camillus Health System Proj.) Series 2019A, 5% 11/1/2029	10,000	10,320
Wisconsin Health & Educational Facilities Authority (St Camillus Health System Proj.) Series 2019A, 5% 11/1/2039	170,000	171,513
Wisconsin Health & Educational Facilities Authority (St Camillus Health System Proj.) Series 2019A, 5% 11/1/2046	385,000	369,450
Wisconsin Health & Educational Facilities Authority (St Camillus Health System Proj.) Series 2019A, 5% 11/1/2054	1,745,000	1,582,486
Wisconsin Health & Educational Facilities Authority Series 2017 C, 4% 2/15/2042	625,000	598,033
Wisconsin Health & Educational Facilities Authority Series 2017 C, 4% 2/15/2050	810,000	714,819
Wisconsin Health & Educational Facilities Authority Series 2017, 5% 6/1/2037	155,000	158,100
Wisconsin Health & Educational Facilities Authority Series 2017, 5% 6/1/2041	235,000	239,700
Wisconsin Health & Educational Facilities Authority Series 2020A, 4% 2/15/2036 (Assured Guaranty Inc Insured)	255,000	259,292
Wisconsin St Health & Edl Facs Auth Rev (Aspirus Wausau Hospital Inc Proj.) Series 2021, 4% 8/15/2046	730,000	667,824
Wisconsin St Health & Edl Facs Auth Rev (Gundersen Clinic - LA Crosse Proj.) Series 2021 A, 3% 10/15/2038	885,000	787,975
Wisconsin St Health & Edl Facs Auth Rev (Gundersen Clinic - LA Crosse Proj.) Series 2021 A, 3% 10/15/2039	460,000	402,556
Wisconsin St Health & Edl Facs Auth Rev (Sanford Health, SD Proj.) Series 2024 A, 4.5% 2/15/2054 (Build America Mutual Assurance Co Insured)	820,000	803,187
Wisconsin St Health & Edl Facs Auth Rev (Sanford Health, SD Proj.) Series 2024 A, 5.25% 2/15/2054 (Build America Mutual Assurance Co Insured)	505,000	522,688
Wisconsin St Health & Edl Facs Auth Rev (Sanford Health, SD Proj.) Series 2024 A, 5.5% 2/15/2054	875,000	910,468
Wisconsin St Health & Edl Facs Auth Rev 5.5% 12/1/2052	1,170,000	1,244,463
Wisconsin St Health & Edl Facs Auth Rev Series 2021, 4% 1/1/2037	665,000	645,732
Wisconsin St Health & Edl Facs Auth Rev Series 2021, 4% 1/1/2047	1,145,000	975,834
Wisconsin St Health & Edl Facs Auth Rev Series 2021, 4% 1/1/2057	1,400,000	1,093,447
TOTAL HEALTH CARE		58,036,442
Housing - 0.1%
Public Fin Auth Wis Multifamily Hsg Rev Series 2024, 6.25% 2/1/2039 (c)	975,000	995,033
Public Fin Auth Wis Student Hsg Rev 4% 7/1/2061 (c)	1,300,000	907,030
Public Fin Auth Wis Student Hsg Rev 5.25% 7/1/2061 (c)	980,000	767,478
Public Fin Auth Wis Student Hsg Rev Series 2018, 5% 7/1/2036 (Assured Guaranty Inc Insured)	105,000	107,654
Public Fin Auth Wis Student Hsg Rev Series 2018, 5% 7/1/2048 (Assured Guaranty Inc Insured)	1,280,000	1,286,822
Public Fin Auth Wis Student Hsg Rev Series 2018, 5% 7/1/2053 (Assured Guaranty Inc Insured)	760,000	763,377
Public Fin Auth Wis Student Hsg Rev Series 2018, 5% 7/1/2058 (Assured Guaranty Inc Insured)	1,315,000	1,317,572
Public Fin Auth Wis Student Hsg Rev Series 2019A, 5% 7/1/2044 (Assured Guaranty Inc Insured)	80,000	81,297
Public Fin Auth Wis Student Hsg Rev Series 2020 A, 4% 7/1/2045 (Assured Guaranty Inc Insured)	170,000	158,330
Public Fin Auth Wis Student Hsg Rev Series 2020 A, 4% 7/1/2050 (Assured Guaranty Inc Insured)	145,000	128,247
Public Fin Auth Wis Student Hsg Rev Series 2020 A, 4% 7/1/2055 (Assured Guaranty Inc Insured)	165,000	141,360
Public Fin Auth Wis Student Hsg Rev Series 2021 A 1, 4% 7/1/2051 (c)	575,000	428,827
Public Fin Auth Wis Student Hsg Rev Series 2021 A2, 5.35% 7/1/2040 (c)	300,000	243,547
Public Finance Authority Series 2026 1 Class A1, 4.126% 1/20/2041 (g)	2,497,469	2,410,035
Wisconsin Hsg & Economic Dev Auth Home Ownership Rev (WI Home Ownership Proj.) Series 2021 A, 3% 3/1/2052	30,000	29,539
Wisconsin Hsg & Economic Dev Auth Home Ownership Rev (WI Home Ownership Proj.) Series 2023 A, 5% 3/1/2049	5,765,000	5,917,289
Wisconsin Hsg & Economic Dev Auth Home Ownership Rev 5% 9/1/2039	1,000,000	1,080,776
Wisconsin Hsg & Economic Dev Auth Home Ownership Rev Series 2025A, 4.75% 9/1/2040	4,110,000	4,274,391
TOTAL HOUSING		21,038,604
Industrial Development - 0.1%
Public Fin Auth WI Proj Rev Series A 2, 7% 1/1/2050 (c)	550,000	588,644
Public Fin Auth WI Revenue (Mclemore Hotel Proj.) Series 2021 A, 4.5% 6/1/2056 (c)	8,170,000	6,288,562
Public Fin Auth WI Revenue (Mclemore Hotel Proj.) Series 2021 B, 6.5% 6/1/2056 (c)	1,870,000	1,421,200
Public Fin Auth WI Revenue Series 2024, 5% 7/15/2030 (c)	249,611	249,737
Public Fin Auth Wis Hotel Rev Series 2022 A, 5% 2/1/2042	295,000	303,744
Public Fin Auth Wis Hotel Rev Series 2022 A, 5% 2/1/2052	2,030,000	2,003,064
Public Fin Auth Wis Hotel Rev Series 2022 A, 5% 2/1/2062	1,755,000	1,704,248
Public Finance Authority Series 2016C, 4.3% 11/1/2030 (h)	705,000	704,970
Public Finance Authority Series 2016D, 4.05% 11/1/2030	350,000	348,071
TOTAL INDUSTRIAL DEVELOPMENT		13,612,240
Lease Revenue - 0.0%
Public Fin Auth WI Ltd Oblig Grnt Rev Series B, 5.625% (c)(f)(l)	1,105,000	994,499
Other - 0.3%
Barron Wis Area Sch Dist 2% 3/1/2035 (Build America Mutual Assurance Co Insured)	540,000	448,171
Public Fin Auth WI Affordable Hsg Multifamily Ctfs 7.125% 7/25/2034 (c)	1,510,000	1,565,223
Public Fin Auth WI Ltd Oblig Grnt Rev Series A, 6.25% (c)(l)	2,275,000	1,660,750
Public Fin Auth WI Proj Rev 5.25% 7/1/2042 (Build America Mutual Assurance Co Insured)	1,775,000	1,905,607
Public Fin Auth WI Proj Rev 5.375% 7/1/2047 (Build America Mutual Assurance Co Insured)	1,350,000	1,414,947
Public Fin Auth WI Proj Rev 5.5% 7/1/2052 (Build America Mutual Assurance Co Insured)	1,490,000	1,550,272
Public Fin Auth WI Proj Rev 5.625% 7/1/2055 (Build America Mutual Assurance Co Insured)	1,140,000	1,188,900
Public Fin Auth WI Revenue 0% 12/15/2037 (b)(c)	1,139,000	570,790
Public Fin Auth WI Revenue 5.25% 7/1/2044	1,545,000	1,644,922
Public Fin Auth WI Revenue Series 2025, 5.25% 11/15/2050	810,000	828,311
Public Fin Auth WI Revenue Series 2025, 5.25% 11/15/2055	1,920,000	1,953,154
Public Fin Auth Wis Multifamily Affordable Hsg Ctfs Series 2024 1 CL B 1, 6.81% 4/28/2036 (c)	2,225,000	2,308,150
Public Fin Auth Wis Multifamily Hsg Rev Series 2025, 4.5% tender 7/1/2067 (g)	3,550,000	3,647,943
Public Fin Auth Wis Student Hsg Rev 5% 5/1/2060 (c)	235,000	156,523
Public Fin Auth Wis Student Hsg Rev 5% 6/1/2030	600,000	620,741
Public Fin Auth Wis Student Hsg Rev 5.25% 6/1/2045	695,000	704,817
Public Fin Auth Wis Student Hsg Rev 5.25% 6/15/2055	1,275,000	1,317,933
Public Fin Auth Wis Student Hsg Rev 5.5% 6/15/2055	465,000	480,147
Public Fin Auth Wis Student Hsg Rev 9% 5/1/2071 (c)	150,000	72,417
Public Fin Auth Wis Student Hsg Rev Series 2023A, 5.75% 7/1/2053 (c)	300,000	292,299
Public Fin Auth Wis Student Hsg Rev Series 2023A, 5.75% 7/1/2063 (c)	4,810,000	4,598,114
Public Fin Auth Wis Student Hsg Rev Series 2024 A, 5.25% 6/1/2054	700,000	700,375
Public Fin Auth Wis Student Hsg Rev Series 2025 A, 5.5% 6/1/2055	600,000	603,682
Public Fin Auth Wis Student Hsg Rev Series 2025 C, 5% 6/15/2035	595,000	626,653
Public Fin Auth Wis Student Hsg Rev Series 2025 C, 5.5% 6/15/2045	500,000	521,934
Public Fin Auth Wis Student Hsg Rev Series 2025A, 5% 6/15/2039	400,000	436,800
Public Fin Auth Wis Student Hsg Rev Series 2025A, 5.25% 7/1/2055 (Build America Mutual Assurance Co Insured)	3,750,000	3,827,916
Public Fin Auth Wis Student Hsg Rev Series 2025A, 5.25% 7/1/2060 (Build America Mutual Assurance Co Insured)	4,570,000	4,630,176
Public Fin Auth Wis Student Hsg Rev Series 2025B, 5% 6/15/2030	185,000	193,586
Public Fin Auth Wis Student Hsg Rev Series 2025B, 5.25% 6/15/2035	300,000	327,716
Public Fin Auth Wis Student Hsg Rev Series 2025B, 5.25% 6/15/2045	400,000	421,001
Wisconsin Health & Edl Facs Auth Sr Living Rev Series 2024, 6% 7/1/2060	3,570,000	3,598,303
Wisconsin Hsg & Eda Hsg Rev Series 2021 A, 2.05% 11/1/2036	1,000,000	822,792
Wisconsin Hsg & Eda Hsg Rev Series 2025A, 5.05% 11/1/2055	1,200,000	1,222,911
Wisconsin St Health & Edl Facs Auth Rev Series 2022, 4% 9/15/2036	105,000	102,436
Wisconsin St Health & Edl Facs Auth Rev Series 2022, 4% 9/15/2041	105,000	98,835
Wisconsin St Health & Edl Facs Auth Rev Series 2022, 4% 9/15/2045	90,000	80,025
Wisconsin St Health & Edl Facs Auth Rev Series 2024, 6% 10/1/2044	300,000	321,944
Wisconsin St Health & Edl Facs Auth Rev Series 2026, 5.375% 6/1/2050	410,000	413,850
Wisconsin St Health & Edl Facs Auth Rev Series 2026, 5.5% 6/1/2061	650,000	656,250
Wisconsin St Health & Edl Facs Auth Rev Series 2026, 6.5% 11/1/2036 (c)	2,575,000	2,626,677
TOTAL OTHER		51,163,993
Special Tax - 0.0%
Howard Suamico WI Scd 2% 3/1/2040 (Pre-refunded to 3/1/2028 at 100)	500,000	494,432
Mount Pleasant Wis Tax Increment Rev Series 2018 A, 5% 4/1/2048	2,890,000	2,929,278
Public Fin Auth WI Revenue Series 2021, 4% 9/30/2051 (h)	1,000,000	841,797
Wisconsin Ctr Dist Wis Tax Rv Series 2020 C, 0% 12/15/2033 (Assured Guaranty Inc Insured) (b)	135,000	102,498
Wisconsin Ctr Dist Wis Tax Rv Series 2020 C, 0% 12/15/2034 (Assured Guaranty Inc Insured) (b)	125,000	90,664
Wisconsin Ctr Dist Wis Tax Rv Series 2020 C, 0% 12/15/2035 (Assured Guaranty Inc Insured) (b)	160,000	110,559
Wisconsin Ctr Dist Wis Tax Rv Series 2020 C, 0% 12/15/2036 (Assured Guaranty Inc Insured) (b)	155,000	101,767
Wisconsin Ctr Dist Wis Tax Rv Series 2020 C, 0% 12/15/2037 (Assured Guaranty Inc Insured) (b)	155,000	96,574
Wisconsin Ctr Dist Wis Tax Rv Series 2020 C, 0% 12/15/2038 (Assured Guaranty Inc Insured) (b)	160,000	94,484
Wisconsin Ctr Dist Wis Tax Rv Series 2020 C, 0% 12/15/2039 (Assured Guaranty Inc Insured) (b)	150,000	83,808
Wisconsin Ctr Dist Wis Tax Rv Series 2020 D, 0% 12/15/2032 (Assured Guaranty Inc Insured) (b)	135,000	107,388
Wisconsin Ctr Dist Wis Tax Rv Series 2020 D, 0% 12/15/2034 (Assured Guaranty Inc Insured) (b)	200,000	145,671
Wisconsin Ctr Dist Wis Tax Rv Series 2020 D, 0% 12/15/2035 (Assured Guaranty Inc Insured) (b)	300,000	208,270
Wisconsin Ctr Dist Wis Tax Rv Series 2020 D, 0% 12/15/2036 (Assured Guaranty Inc Insured) (b)	310,000	204,587
Wisconsin Ctr Dist Wis Tax Rv Series 2020 D, 0% 12/15/2037 (Assured Guaranty Inc Insured) (b)	505,000	316,428
Wisconsin Ctr Dist Wis Tax Rv Series 2020 D, 0% 12/15/2038 (Assured Guaranty Inc Insured) (b)	545,000	323,820
Wisconsin Ctr Dist Wis Tax Rv Series 2020 D, 0% 12/15/2039 (Assured Guaranty Inc Insured) (b)	595,000	334,649
Wisconsin Ctr Dist Wis Tax Rv Series 2020 D, 0% 12/15/2040 (Assured Guaranty Inc Insured) (b)	255,000	135,395
TOTAL SPECIAL TAX		6,722,069
Transportation - 0.4%
Public Fin Auth WI Revenue Series 2026, 6% tender 7/1/2060 (c)(g)(h)	2,275,000	2,312,179
Public Fin Auth Wis Arpt Facs Rev (Transportation Infrastructure Properties, LLC Proj.) Series 2012B, 5% 7/1/2042 (h)	385,000	385,098
Public Fin Auth Wis Arpt Facs Rev (Transportation Infrastructure Properties, LLC Proj.) Series 2012B, 5.25% 7/1/2028 (h)	765,000	765,609
Public Fin Auth Wis Spl Fac Rev Series 2021, 4% 7/1/2041 (h)	500,000	469,538
Public Fin Auth Wis Spl Fac Rev Series 2021, 4.25% 7/1/2054 (h)	3,285,000	2,737,490
Public Fin Auth Wis Spl Fac Rev Series 2024 A, 5.5% 9/1/2030 (c)(h)	100,000	103,620
Public Fin Auth Wis Spl Fac Rev Series 2024 A, 5.75% 9/1/2035 (c)(h)	125,000	129,975
Public Fin Auth Wis Spl Fac Rev Series 2024 A, 6.25% 9/1/2046 (c)(h)	415,000	428,512
Public Finance Authority (Sr 400 Toll Road Proj.) Series 2025, 5.75% 12/31/2065 (h)	13,940,000	14,444,457
Public Finance Authority (Sr 400 Toll Road Proj.) Series 2025, 5.75% 6/30/2060 (h)	10,210,000	10,605,903
Public Finance Authority (Sr 400 Toll Road Proj.) Series 2025, 6.5% 12/31/2065 (h)	8,180,000	9,076,907
Public Finance Authority (Sr 400 Toll Road Proj.) Series 2025, 6.5% 6/30/2060 (h)	3,300,000	3,672,027
TOTAL TRANSPORTATION		45,131,315
Water & Sewer - 0.0%
Waukesha Wis Sew Sys Rev Series 2022 G, 4% 5/1/2042	250,000	251,639
Weston Vlg Wis Wtrwks Rev Series 2020 A, 2.125% 5/1/2040	220,000	156,324
TOTAL WATER & SEWER		407,963
TOTAL WISCONSIN		232,525,861
Wyoming - 0.0%
Health Care - 0.0%
Sublette Cnty Wyo Hosp Dist Rev 5% 6/15/2026	250,000	250,010
Housing - 0.0%
Wyoming Community Development Authority (WY Single Family Proj.) Series 2019 3, 3.75% 12/1/2049	20,000	19,999
Wyoming Community Development Authority (WY Single Family Proj.) Series 2022 1, 3.5% 6/1/2052	675,000	672,020
TOTAL HOUSING		692,019
TOTAL WYOMING		942,029
TOTAL MUNICIPAL SECURITIES (Cost $9,398,236,175)		9,468,043,321

Non-Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
Howard University 4.756% 10/1/2051	300,000	240,804
Repower South Berkeley LLC 0% 2/1/2045 (b)(d)	632,871	0
Toledo Hospital/The 6.015% 11/15/2048	600,000	565,414
Toll Road Investors Partnership II LP 0% 2/15/2027 (b)(c)	181,000	171,790
Toll Road Investors Partnership II LP 0% 2/15/2028 (b)(c)	528,000	468,959
Toll Road Investors Partnership II LP 0% 2/15/2033 (b)(c)	790,000	487,669
Toll Road Investors Partnership II LP 0% 2/15/2043 (c)(e)(f)	4,640,410	1,685,397
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $3,475,687)		3,620,033

Money Market Funds - 4.0%
	Yield (%)	Shares	Value ($)
Fidelity Investments Money Market Government Portfolio - Institutional Class (n)(o)	3.55	449,941,727	449,941,727
Fidelity Municipal Cash Central Fund (p)(q)	2.01	30,304,133	30,310,194
Fidelity SAI Municipal Money Market Fund (n)(o)	1.87	2,798	2,799
Invesco Government & Agency Portfolio Institutional Class (o)	3.55	91,274,004	91,274,004
TOTAL MONEY MARKET FUNDS (Cost $571,528,724)			571,528,724

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $14,185,461,259)	14,313,224,597
NET OTHER ASSETS (LIABILITIES) - 0.3%	37,079,347
NET ASSETS - 100.0%	14,350,303,944

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
SHORT
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	(110)	9/2026	(12,340,625)	(118,889)
CBOT US Treasury Long Bond Contracts (United States)	(90)	9/2026	(10,116,563)	(160,751)
TOTAL SHORT				(279,640)

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Zero coupon bond which is issued at a discount.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $717,419,335 or 5.0% of net assets.

(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

(e)	Principal Only Strips represent the right to receive the monthly principal payments.
(f)	Level 3 security.
(g)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(i)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(j)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(k)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(l)	Non-income producing - Security is in default.
(m)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(n)	Affiliated fund.
(o)	The rate quoted is the annualized seven-day yield of the fund at period end.
(p)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(q)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Repower South Berkeley LLC 0% 2/1/2045	9/29/2025	0

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	51,812,262	378,764,892	400,266,960	806,372	-	-	30,310,194	30,304,133	0.8%
Total	51,812,262	378,764,892	400,266,960	806,372	-	-	30,310,194

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Investments Money Market Government Portfolio - Institutional Class	260,308,898	1,545,142,319	1,355,509,490	13,318,637	-	-	449,941,727	449,941,727
Fidelity Investments Money Market Government Portfolio Class I	-	151,725	151,725	705	-	-	-	-
Fidelity SAI Enhanced Municipal Income Fund	29,933,769	312,742,404	-	5,741,605	(28)	1,282,979	343,959,124	33,954,504
Fidelity SAI Municipal Money Market Fund	2,731	68	-	68	-	-	2,799	2,798
	290,245,398	1,858,036,516	1,355,661,215	19,061,015	(28)	1,282,979	793,903,650

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Commercial Mortgage Securities	6,798,035	-	6,798,035	-

Fixed-Income Funds	4,263,234,484	4,263,234,484	-	-

Municipal Securities
Education	642,910,177	-	639,461,317	3,448,860
Electric Utilities	375,723,652	-	375,723,652	-
Escrowed/Pre-Refunded	29,347,884	-	29,347,884	-
General Obligations	2,264,647,671	-	2,264,647,671	-
Health Care	1,192,977,473	-	1,188,853,885	4,123,588
Housing	433,580,198	-	433,575,392	4,806
Industrial Development	211,837,716	-	211,837,716	-
Lease Revenue	51,508,145	-	50,513,646	994,499
Other	691,106,283	-	691,087,673	18,610
Pooled Loans	4,331,896	-	4,331,896	-
Resource Recovery	43,988,031	-	43,988,031	-
Special Tax	1,126,075,631	-	1,125,008,019	1,067,612
Tobacco Bonds	143,369,566	-	143,369,566	-
Transportation	1,819,168,460	-	1,819,168,460	-
Water & Sewer	437,470,538	-	437,344,538	126,000

Non-Convertible Corporate Bonds	3,620,033	-	1,934,636	1,685,397

Money Market Funds	571,528,724	571,528,724	-	-
Total Investments in Securities:	14,313,224,597	4,834,763,208	9,466,992,017	11,469,372
Derivative Instruments:

Liabilities
Futures Contracts	(279,640)	(279,640)	-	-
Total Liabilities	(279,640)	(279,640)	-	-
Total Derivative Instruments:	(279,640)	(279,640)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of May 31, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Interest Rate Risk
Futures Contracts (a)	-	(279,640)
Total Interest Rate Risk	-	(279,640)
Total Value of Derivatives	-	(279,640)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of May 31, 2026
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $13,362,322,376)	$13,489,010,753
Fidelity Central Funds (cost $30,310,194)	30,310,194
Other affiliated issuers (cost $792,828,689)	793,903,650

Total Investment in Securities (cost $14,185,461,259)		$14,313,224,597
Segregated cash with brokers for derivative instruments		616,526
Cash		100,000
Receivable for investments sold		41,599,768
Receivable for fund shares sold		16,405,008
Dividends receivable		1,039,671
Interest receivable		134,802,959
Distributions receivable from Fidelity Central Funds		51,820
Prepaid expenses		21,786
Other receivables		25,429
Total assets		14,507,887,564
Liabilities
Payable for investments purchased
Regular delivery	$10,024,606
Delayed delivery	90,392,178
Payable for fund shares redeemed	9,133,787
Distributions payable	46,907,650
Accrued management fee	821,809
Payable for variation margin on futures contracts	22,188
Other payables and accrued expenses	281,402
Total liabilities		157,583,620
Net Assets		$14,350,303,944
Net Assets consist of:
Paid in capital		$15,460,662,797
Total accumulated earnings (loss)		(1,110,358,853)
Net Assets		$14,350,303,944
Net Asset Value, offering price and redemption price per share ($14,350,303,944 ÷ 1,618,754,050 shares)		$8.87
Statement of Operations
Year ended May 31, 2026
Investment Income
Dividends:
Unaffiliated issuers		$134,758,484
Affiliated issuers		18,919,288
Interest		395,607,367
Income from Fidelity Central Funds		806,372
Total income		550,091,511
Expenses
Management fee	$43,103,662
Custodian fees and expenses	91,934
Independent trustees' fees and expenses	54,239
Registration fees	209,302
Audit fees	81,089
Legal	11,042
Miscellaneous	47,470
Total expenses before reductions	43,598,738
Expense reductions	(33,516,216)
Total expenses after reductions		10,082,522
Net Investment income (loss)		540,008,989
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(24,042,822)
Affiliated issuers	(28)
Futures contracts	(79,811)
Capital gain distributions from underlying funds:
Affiliated issuers	141,727
Total net realized gain (loss)		(23,980,934)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	432,257,149
Affiliated issuers	1,282,979
Futures contracts	42,454
Total change in net unrealized appreciation (depreciation)		433,582,582
Net gain (loss)		409,601,648
Net increase (decrease) in net assets resulting from operations		$949,610,637
Statement of Changes in Net Assets

	Year ended May 31, 2026	Year ended May 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$540,008,989	$462,606,860
Net realized gain (loss)	(23,980,934)	(10,161,686)
Change in net unrealized appreciation (depreciation)	433,582,582	(217,146,452)
Net increase (decrease) in net assets resulting from operations	949,610,637	235,298,722
Distributions to shareholders	(526,533,190)	(451,781,323)

Share transactions
Proceeds from sales of shares	4,822,582,437	3,464,930,928
Reinvestment of distributions	22,138	17,322
Cost of shares redeemed	(2,991,459,920)	(3,408,167,124)

Net increase (decrease) in net assets resulting from share transactions	1,831,144,655	56,781,126
Total increase (decrease) in net assets	2,254,222,102	(159,701,475)

Net Assets
Beginning of period	12,096,081,842	12,255,783,317
End of period	$14,350,303,944	$12,096,081,842

Other Information
Shares
Sold	552,296,402	396,077,647
Issued in reinvestment of distributions	2,522	1,960
Redeemed	(343,817,516)	(386,624,431)
Net increase (decrease)	208,481,408	9,455,176

Financial Highlights
Strategic Advisers® Municipal Bond Fund

Years ended May 31,	2026	2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$8.58	$8.75	$8.73	$9.03	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.358	.346	.328	.293	.202
Net realized and unrealized gain (loss)	.281	(.178)	.015	(.305)	(.984)
Total from investment operations	.639	.168	.343	(.012)	(.782)
Distributions from net investment income	(.349)	(.338)	(.323)	(.288)	(.187)
Distributions from net realized gain	-	-	-	-	(.001)
Total distributions	(.349)	(.338)	(.323)	(.288)	(.188)
Net asset value, end of period	$8.87	$8.58	$8.75	$8.73	$9.03
Total Return D,E	7.56%	1.87%	4.00%	(.07)%	(7.92)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.33%	.34%	.33%	.34%	.31% H
Expenses net of fee waivers, if any	.08%	.09%	.08%	.09%	.06% H
Expenses net of all reductions, if any	.08%	.09%	.08%	.09%	.06% H
Net investment income (loss)	4.08%	3.91%	3.76%	3.35%	2.27% H
Supplemental Data
Net assets, end of period (000 omitted)	$14,350,304	$12,096,082	$12,255,783	$12,995,342	$11,160,697
Portfolio turnover rate I	24%	35%	48%	117%	134% H

AFor the period June 17, 2021 (commencement of operations) through May 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended May 31, 2026

1. Organization.
Strategic Advisers Municipal Bond Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to certain managed account clients of Strategic Advisers LLC (Strategic Advisers), an affiliate of Fidelity Management & Research Company LLC (FMR).
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Commercial mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2026 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of May 31, 2026, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, market discount, contingent interest, capital loss carryforwards and losses deferred due to wash sales and offsetting positions.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$267,393,219
Gross unrealized depreciation	(136,119,094)
Net unrealized appreciation (depreciation)	$131,274,125
Tax Cost	$14,181,950,472

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$5,704,803
Capital loss carryforward	$(1,247,028,178)
Net unrealized appreciation (depreciation) on securities and other investments	$130,964,522

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(875,861,210)
Long-term	(371,166,968)
Total capital loss carryforward	$(1,247,028,178)

The tax character of distributions paid was as follows:

	May 31, 2026	May 31, 2025
Tax-exempt Income	$504,766,754	$439,381,603
Ordinary Income	21,766,436	12,399,720
Total	$526,533,190	$451,781,323

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
3. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily. Subsequent payments from or to a fund are made or as needed depending on the fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Strategic Advisers Municipal Bond Fund	4,905,438,122	3,067,999,137
5. Fees and Other Transactions with Affiliates.
Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month to the aggregate of the fee rates, payable monthly by the investment adviser, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .60% of the Fund's average net assets. For the reporting period, the total annual management fee rate was .33% of the Fund's average net assets.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Sub-Advisers. Nomura Investments Fund Advisers (NIFA) (formerly Delaware Investments Fund Advisers) (assets managed through November 21, 2025), FIAM LLC (an affiliate of the investment adviser), Mackay Shields LLC, Massachusetts Financial Services Company (MFS), T. Rowe Price Associates, Inc. and Western Asset Management Company, LLC each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid as described in the Management Fee note.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Strategic Advisers Municipal Bond Fund	$25,136

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Strategic Advisers Municipal Bond Fund	329

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Strategic Advisers Municipal Bond Fund	-	14,329,360	(198,499)
6. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Strategic Advisers Municipal Bond Fund	15,639
8. Expense Reductions.
The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2028. During the period, this waiver reduced the Fund's management fee by $33,105,353. Expense reductions also include certain voluntary fee discount arrangements, which are currently in effect for the Fund. During the period, these voluntary arrangements amounted to $360,877.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $49,986.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	Strategic Advisers Municipal Bond Fund
Fidelity SAI Enhanced Municipal Income Fund	23%
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Rutland Square Trust II and Shareholders of Strategic Advisers Municipal Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Strategic Advisers Municipal Bond Fund (one of the funds constituting Fidelity Rutland Square Trust II, referred to hereafter as the "Fund") as of May 31, 2026, the related statement of operations for the year ended May 31, 2026, the statement of changes in net assets for each of the two years in the period ended May 31, 2026, including the related notes, and the financial highlights for each of the four years in the period ended May 31, 2026 and for the period June 17, 2021 (commencement of operations) through May 31, 2022 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2026 and the financial highlights for each of the four years in the period ended May 31, 2026 and for the period June 17, 2021 (commencement of operations) through May 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2026 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
July 15, 2026
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 45.90% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

During fiscal year ended 2026, 96.98% of the fund's income dividends was free from federal income tax, and 15.93% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in the first quarter of 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9903614.104
SAM-ANN-0726
Strategic Advisers® Alternatives Fund

Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public

Annual Report
May 31, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Annual Report)
Strategic Advisers® Alternatives Fund
Consolidated Schedule of Investments May 31, 2026
Showing Percentage of Net Assets
Alternative Funds - 73.2%
	Shares	Value ($)
Absolute Convertible Arbitrage Fund Investor Shares	10,543,945	126,316,463
AGF U.S. Market Neutral Anti-Beta Fund	1,944,444	22,458,328
American Beacon AHL Managed Futures Strategy Fund R5 Class	4,107,311	43,496,419
BlackRock Global Equity Market Neutral Fund A Shares	19,359,252	305,295,410
BlackRock Systematic Multi-Strategy Fund Investor A Shares	7,865,849	81,175,567
BlackRock Tactical Opportunities Fund Class K Shares	4,595,060	79,908,099
Federated Hermes MDT Market Neutral Fund A Shares	8,773,026	186,602,268
Fidelity SAI Alternative Risk Premia Commodity Strategy Fund (d)	2,979,378	23,209,351
Fidelity SAI Alternative Risk Premia Currency Strategy Fund (d)	563	5,075
Fidelity SAI Convertible Arbitrage Fund (d)	51,587,475	579,327,345
First Trust Merger Arbitrage Fund Class I	4,996,158	53,558,808
Fulcrum Diversified Absolute Return Fund Super Institutional Class	5,439,078	57,219,101
John Hancock Diversified Macro Fund Class A	567	5,159
Miller Market Neutral Income Fund Class I	4,920,710	55,554,814
Stone Ridge Diversified Alternatives Fund Class I	21,228,382	219,076,906
The Merger Fund Class A	8,744,962	152,249,791
TOTAL ALTERNATIVE FUNDS (Cost $1,888,236,145)		1,985,458,904

Asset-Backed Securities - 0.2%
		Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.0%
Unity-Peace Park CLO Ltd Series 2026-1A Class A1R, CME Term SOFR 3 month Index + 1.06%, 4.7352% 4/20/2035 (f)(g)(h)		300,000	300,029
BERMUDA - 0.0%
SYMP Series 2025-32A Class AR, CME Term SOFR 3 month Index + 1.15%, 4.8161% 10/23/2035 (f)(g)(h)		250,000	249,799
CANADA - 0.0%
CARDS II Trust Series 2026-1A Class A, U.S. SOFR Index + 0.6%, 4.209% 4/15/2031 (f)(g)(h)		500,000	500,633
Evergreen Credit Card Trust Series 2025-1A Class A, U.S. SOFR Index + 0.59%, 4.18% 10/15/2029 (f)(g)(h)		500,000	501,565
TOTAL CANADA			1,002,198
GRAND CAYMAN (UK OVERSEAS TER) - 0.2%
AGL CLO 14 Ltd Series 2025-14A Class AR, CME Term SOFR 3 month Index + 1.13%, 4.8021% 12/2/2034 (f)(g)(h)		300,000	300,085
Benefit Street Partners CLO XXII Ltd Series 2025-22A Class ARR, CME Term SOFR 3 month Index + 1.15%, 4.8252% 4/20/2035 (f)(g)(h)		250,000	250,149
KKR CLO 16 Ltd Series 2025-16 Class A1R3, CME Term SOFR 3 month Index + 1.14%, 4.8152% 10/20/2034 (f)(g)(h)		250,000	250,007
KKR CLO Ltd Series 2025-33A Class AR, CME Term SOFR 3 month Index + 1.08%, 4.7552% 7/20/2034 (f)(g)(h)		250,000	249,950
Lcm 31 Ltd Series 2024-31A Class AR, CME Term SOFR 3 month Index + 1.28%, 4.9552% 7/20/2034 (f)(g)(h)		300,000	300,131
Madison Park Funding XLIX Ltd Series 2025-49A Class AR, CME Term SOFR 3 month Index + 1.05%, 4.7252% 10/19/2034 (f)(g)(h)		300,000	300,001
Madison Park Funding XXXIX Ltd Series 2026-39AR Class ARR, CME Term SOFR 3 month Index + 1.03%, 0% 10/22/2034 (f)(g)(h)		300,000	300,000
Marble Point CLO XXII Ltd Series 2025-2A Class AR, CME Term SOFR 3 month Index + 1.22%, 4.8866% 7/25/2034 (f)(g)(h)		250,000	250,134
Marble Point CLO XXIV Ltd Series 2026-1A Class A1R, CME Term SOFR 3 month Index + 1.09%, 4.7652% 4/20/2035 (f)(g)(h)		300,000	299,700
MF1 Multifamily Housing Mortgage Loan Trust Series 2021-FL7 Class A, CME Term SOFR 1 month Index + 1.1945%, 4.8195% 10/16/2036 (f)(g)(h)		102,525	102,524
OFSI BSL Xi Ltd Series 2024-10A Class AR, CME Term SOFR 3 month Index + 1.27%, 4.9452% 4/20/2034 (f)(g)(h)		500,000	500,310
Sound Point CLO XXVIII Ltd Series 2024-3A Class A1R, CME Term SOFR 3 month Index + 1.28%, 4.9466% 1/25/2032 (f)(g)(h)		512,968	513,710
Symphony CLO XXIX Ltd Series 2025-29A Class AR, CME Term SOFR 3 month Index + 1.15%, 4.8231% 10/15/2035 (f)(g)(h)		250,000	249,789
Wellfleet CLO Ltd Series 2025-2A Class A1R, CME Term SOFR 3 month Index + 1.15%, 4.8231% 7/15/2034 (f)(g)(h)		250,000	249,781
TOTAL GRAND CAYMAN (UK OVERSEAS TER)			4,116,271
IRELAND - 0.0%
Cumulus Static CLO Series 2024-1A Class A, 3 month EURIBOR + 1.2%, 3.483% 11/15/2033 (f)(g)(h)	EUR	176,155	205,550
CVC Cordatus Loan Fund XXXI DAC Series 2026-31AR Class AR, 3 month EURIBOR + 1.22%, 0% 6/15/2037 (f)(g)(h)	EUR	250,000	291,600
TOTAL IRELAND			497,150
LUXEMBOURG - 0.0%
Fact SA Series 2024-1 Class A, 1 month EURIBOR + 0.65%, 2.618% 9/22/2031 (e)(f)(g)	EUR	278,985	325,763
UNITED STATES - 0.0%
GM Financial Automobile Leasing Trust Series 2025-1 Class A2A, 4.54% 5/20/2027 (g)		234,464	234,651
Toyota Lease Owner Trust Series 2025-A Class A2A, 4.58% 7/20/2027 (h)		48,819	48,854
TOTAL UNITED STATES			283,505
TOTAL ASSET-BACKED SECURITIES (Cost $6,751,387)			6,774,715

Collateralized Mortgage Obligations - 0.1%
		Principal Amount (a)	Value ($)
AUSTRALIA - 0.0%
Mortgage House Rmbs Osmium Series 2024-2 Class A1L, 1 month Australian Financial Market Rate + 1.3%, 5.6018% 3/15/2056 (f)(g)	AUD	175,654	126,524
Orde Trust Series 2025-1 Class A1L, 1 month Australian Financial Market Rate + 1.15%, 5.4471% 6/11/2056 (f)(g)	AUD	602,392	433,558
TOTAL AUSTRALIA			560,082
UNITED KINGDOM - 0.0%
Harvest Funding PLC Series 2026-1A Class A, SONIA Overnight Deposit Rates SWAP + 0.9%, 0% 11/15/2069 (f)(h)	GBP	100,000	134,665
Polaris Series 2026-1A Class A, SONIA Overnight Deposit Rates SWAP + 0.73%, 4.4652% 6/27/2070 (f)(h)	GBP	199,996	268,811
TOTAL UNITED KINGDOM			403,476
UNITED STATES - 0.1%
Fannie Mae Guaranteed REMIC Series 2024-10 Class AF, U.S. 30-Day Avg. SOFR Index + 0.9%, 4.5686% 12/25/2050 (f)(g)		50,896	51,390
Fannie Mae Guaranteed REMIC Series 2024-54 Class FC, U.S. 30-Day Avg. SOFR Index + 0.97%, 4.5821% 8/25/2054 (f)(g)		159,551	160,405
Fannie Mae Mortgage pass-thru certificates Series 2024-100 Class FA, U.S. 30-Day Avg. SOFR Index + 1.1%, 4.7121% 6/25/2054 (f)(g)		155,800	156,377
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5383 Class AF, U.S. 30-Day Avg. SOFR Index + 1%, 4.6539% 8/15/2048 (f)(g)		51,265	51,398
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5442 Class FB, U.S. 30-Day Avg. SOFR Index + 0.97%, 4.5821% 8/25/2054 (f)(g)		219,365	220,731
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5480 Class FG, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.7621% 12/25/2054 (f)(g)		166,905	168,286
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class UF, U.S. 30-Day Avg. SOFR Index + 0.9%, 4.5121% 11/25/2054 (f)(g)		177,683	178,310
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5567 Class FB, U.S. 30-Day Avg. SOFR Index + 1%, 4.6121% 8/25/2055 (f)(g)		222,839	224,595
Ginnie Mae Mortgage pass-thru certificates Series 2017-H05 Class FC, CME Term SOFR 1 month Index + 0.8645%, 4.5252% 2/20/2067 (f)(g)		494,508	496,425
Ginnie Mae Mortgage pass-thru certificates Series 2023-H20 Class FL, U.S. 30-Day Avg. SOFR Index + 1.1%, 4.7251% 5/20/2073 (f)(g)		149,656	152,078
Ginnie Mae Mortgage pass-thru certificates Series 2024-H12 Class FC, U.S. 30-Day Avg. SOFR Index + 0.9%, 4.5251% 7/20/2074 (f)(g)		380,127	384,728
TOTAL UNITED STATES			2,244,723
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,146,953)			3,208,281

Fixed-Income Funds - 10.2%
	Shares	Value ($)
Eaton Vance Global Macro Absolute Return Advantage Fund Class A (Cost $217,108,754)	22,423,769	273,345,747

Foreign Government and Government Agency Obligations - 0.0%
		Principal Amount (a)	Value ($)
BRAZIL - 0.0%
Brazilian Federative Republic Treasury Bills 0% 10/1/2026 (j) (Cost $36,646)	BRL	200,000	37,911

Non-Convertible Corporate Bonds - 0.4%
		Principal Amount (a)	Value ($)
CANADA - 0.0%
Financials - 0.0%
Banks - 0.0%
Royal Bank of Canada U.S. SOFR Averages Index + 0.46%, 4.0486% 8/3/2026 (f)(g)		700,000	700,422
FINLAND - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Kuntarahoitus Oyj U.S. SOFR Averages Index + 1%, 4.597% 2/2/2029 (f)(g)(h)		800,000	814,419
FRANCE - 0.0%
Financials - 0.0%
Banks - 0.0%
Banque Federative du Credit Mutuel SA U.S. SOFR Index + 0.99%, 4.6069% 10/16/2028 (f)(g)(h)		200,000	201,091
GERMANY - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
BMW US Capital LLC U.S. SOFR Averages Index + 0.8%, 4.3621% 8/13/2026 (f)(g)(h)		700,000	700,791
HUNGARY - 0.2%
Financials - 0.2%
Banks - 0.2%
Magyar Nemzeti Bank 0% 6/4/2026 (j)	HUF	602,000,000	1,981,550
ITALY - 0.0%
Utilities - 0.0%
Electric Utilities - 0.0%
ENEL Finance International NV 1.625% 7/12/2026 (h)(i)		300,000	299,003
NETHERLANDS - 0.0%
Financials - 0.0%
Banks - 0.0%
Cooperatieve Rabobank UA/NY U.S. SOFR Averages Index + 0.62%, 4.2502% 8/28/2026 (f)(g)		700,000	700,651
SWEDEN - 0.0%
Financials - 0.0%
Banks - 0.0%
Swedbank AB 5.337% 9/20/2027 (e)		600,000	607,840
UNITED ARAB EMIRATES - 0.0%
Financials - 0.0%
Banks - 0.0%
First Abu Dhabi Bank PJSC 4.782% 6/3/2031 (f)(g)(h)		600,000	594,000
UNITED KINGDOM - 0.0%
Consumer Staples - 0.0%
Tobacco - 0.0%
BAT Capital Corp 3.557% 8/15/2027		500,000	495,409
Financials - 0.0%
Financial Services - 0.0%
Nationwide Building Society U.S. SOFR Index + 1.29%, 4.8435% 2/16/2028 (f)(g)(h)		500,000	502,408
TOTAL UNITED KINGDOM			997,817
UNITED STATES - 0.2%
Communication Services - 0.0%
Media - 0.0%
Cox Communications Inc 3.35% 9/15/2026 (h)		500,000	498,487
Consumer Discretionary - 0.0%
Automobiles - 0.0%
American Honda Finance Corp 4.9% 3/12/2027		500,000	501,885
Household Durables - 0.0%
DR Horton Inc 1.4% 10/15/2027		200,000	192,295
TOTAL CONSUMER DISCRETIONARY			694,180
Consumer Staples - 0.0%
Beverages - 0.0%
Molson Coors Beverage Co 3% 7/15/2026		200,000	199,701
Financials - 0.1%
Banks - 0.0%
Morgan Stanley Private Bank NA U.S. SOFR Index + 0.77%, 4.3902% 7/6/2028 (f)(g)		250,000	250,353
Consumer Finance - 0.1%
Ford Motor Credit Co LLC 4.271% 1/9/2027		400,000	398,751
Ford Motor Credit Co LLC 5.8% 3/5/2027		300,000	302,353
			701,104
Insurance - 0.0%
Jackson National Life Global Funding 4.9% 1/13/2027 (h)		150,000	150,513
Protective Life Global Funding U.S. SOFR Index + 0.5%, 4.1068% 7/22/2026 (f)(g)(h)		200,000	200,036
			350,549
TOTAL FINANCIALS			1,302,006
Information Technology - 0.0%
Software - 0.0%
Oracle Corp 2.8% 4/1/2027		200,000	197,310
Utilities - 0.1%
Electric Utilities - 0.1%
Southern California Edison Co 4.4% 9/6/2026		500,000	500,030
Vistra Operations Co LLC 4.55% 10/30/2028 (h)		200,000	199,169
TOTAL UTILITIES			699,199
TOTAL UNITED STATES			3,590,883
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $11,164,019)			11,188,467

Repurchase Agreements - 1.5%
	Maturity Amount ($)	Value ($)
BNP Paribas, SA. 3.66%, dated 6/1/2026 due 6/2/2026 (b)	20,002,033	20,000,000
Repurchase Agreements*	21,708,801	21,700,000
TOTAL REPURCHASE AGREEMENTS (Cost $41,700,000)		41,700,000

U.S. Government Agency - Mortgage Securities - 0.7%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.7%
Ginnie Mae II Pool 5.5% 6/1/2056 (c)	6,500,000	6,540,396
Ginnie Mae II Pool 5.5% 7/1/2056 (c)	2,800,000	2,812,698
Uniform Mortgage Backed Securities 5% 6/1/2041 (c)	1,800,000	1,809,281
Uniform Mortgage Backed Securities 5% 7/1/2041 (c)	1,800,000	1,806,961
Uniform Mortgage Backed Securities 6% 6/1/2056 (c)	7,200,000	7,351,875
TOTAL UNITED STATES		20,321,211
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $20,284,613)		20,321,211

Commercial Paper - 0.2%
	Yield (%) (k)	Principal Amount (a)	Value ($)
Alimentation Couche-Tard Inc yankee 0% 6/8/2026	4.00	500,000	499,444
AutoNation Inc 0% 6/4/2026	4.10	600,000	599,587
Boston Scientific Corp 0% 6/29/2026	4.01	300,000	298,959
Entergy Corp 0% 8/18/2026	4.10	300,000	297,255
Entergy Corp 0% 8/20/2026	4.11	300,000	297,186
Equifax Inc 0% 7/30/2026	4.17	300,000	297,902
Fidelity National Information Services Inc 0% 6/15/2026	4.08	300,000	299,440
Fidelity National Information Services Inc 0% 6/17/2026	4.07	900,000	898,119
HCA Inc 0% 7/27/2026	4.36	900,000	893,497
Hyundai Capital America 0% 6/17/2026	4.01	300,000	299,375
Leidos Inc 0% 6/5/2026	4.00	300,000	299,764
LSEG US Finance Corp 0% 9/2/2026	4.06	300,000	296,884
McCormick & Co Inc/MD 0% 7/2/2026	4.01	300,000	298,857
ONEOK Inc 0% 6/11/2026	4.05	300,000	299,567
TELUS Corp yankee 0% 9/24/2026	4.34	300,000	295,666
TR Finance LLC 0% 6/17/2026	4.07	300,000	299,459
TOTAL COMMERCIAL PAPER (Cost $6,473,128)			6,470,961

U.S. Treasury Obligations - 0.2%
	Yield (%) (k)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 10/8/2026	3.65 to 3.66	400,000	394,823
US Treasury Bills 0% 6/30/2026 (l)	3.63	172,000	171,498
US Treasury Bills 0% 7/21/2026 (l)	3.61 to 3.65	1,236,000	1,229,786
US Treasury Bills 0% 7/23/2026	3.63	200,000	198,950
US Treasury Bills 0% 7/28/2026	3.66	100,000	99,425
US Treasury Bills 0% 7/30/2026	3.63	200,000	198,809
US Treasury Bills 0% 8/11/2026 (l)	3.65	400,000	397,167
US Treasury Bills 0% 8/13/2026	3.65	300,000	297,816
US Treasury Bills 0% 8/18/2026	3.65	200,000	198,444
US Treasury Bills 0% 8/20/2026 (l)	3.59 to 3.62	461,000	457,317
US Treasury Bills 0% 8/25/2026	3.65	200,000	198,312
US Treasury Bills 0% 8/27/2026	3.62	1,400,000	1,387,836
US Treasury Bills 0% 8/4/2026	3.66	100,000	99,354
US Treasury Bills 0% 8/6/2026 (l)	3.61 to 3.63	331,000	328,802
US Treasury Bills 0% 9/22/2026	3.66	600,000	593,178
US Treasury Bills 0% 9/8/2026	3.66	500,000	495,044
TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,746,675)			6,746,561

Money Market Funds - 11.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (m)	3.67	1,053,442	1,053,653
Fidelity Investments Money Market Government Portfolio - Institutional Class (d)(n)	3.55	115,114,627	115,114,627
State Street Institutional U.S. Government Money Market Fund Premier Class (n)	3.56	178,552,745	178,552,745
TOTAL MONEY MARKET FUNDS (Cost $294,721,025)			294,721,025

Purchased Options - 0.0%
	Clearinghouse / Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Put Options
S&P 500 Index	Chicago Board Options Exchange	33	25,014,198	6,650	7/2026	50,160
S&P 500 Index	Chicago Board Options Exchange	29	21,982,174	6,150	6/2026	4,423
S&P 500 Index	Chicago Board Options Exchange	30	22,740,180	7,000	8/2026	190,950
S&P 500 Index	Chicago Board Options Exchange	54	40,932,324	4,500	4/2027	198,450
S&P 500 Index	Chicago Board Options Exchange	64	48,512,384	4,000	3/2027	147,520
S&P 500 Index	Chicago Board Options Exchange	46	34,868,276	4,700	5/2027	222,180

						813,683
TOTAL PURCHASED OPTIONS (Cost $2,108,071)						813,683

TOTAL INVESTMENT IN SECURITIES - 97.7% (Cost $2,498,477,416)	2,650,787,466
NET OTHER ASSETS (LIABILITIES) - 2.3%	63,568,182
NET ASSETS - 100.0%	2,714,355,648

* Repurchase Agreements
Counterparty	Lending Rate (%)	Settlement Date	Maturity Date	Repurchase Agreement Value ($)	Repurchase Agreement Proceeds ($)	Collateralized By	Collateral Coupon (%)	Collateral Maturity Date	Collateral Value Received ($)
BNP Paribas, SA	3.65	5/2026	6/2026	21,700,000	21,706,600	U.S. Treasuries (including strips)	3.375	8/2042	22,236,013
Total Repurchase Agreements				21,700,000	21,706,600				22,236,013

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 5.5% 6/1/2056	(2,800,000)	(2,817,401)
Ginnie Mae II Pool 5.5% 7/1/2056	(4,300,000)	(4,319,501)
Uniform Mortgage Backed Securities 5% 6/1/2041	(3,600,000)	(3,618,562)
Uniform Mortgage Backed Securities 5% 7/1/2041	(1,100,000)	(1,104,254)
Uniform Mortgage Backed Securities 6% 6/1/2056	(3,800,000)	(3,880,157)
Uniform Mortgage Backed Securities 6% 7/1/2056	(3,400,000)	(3,465,875)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(19,205,750)

TOTAL TBA SALE COMMITMENTS (Proceeds $19,088,828)		(19,205,750)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
ASX 10Y Australia Treasury Bond Contracts (Australia)	5	6/2026	391,818	585
ASX 3Y Australia Treasury Bond Contracts (Australia)	84	6/2026	6,292,453	13,323
ASX 90 Day Bill Contract (Australia)	14	3/2027	9,949,161	(24,781)
ASX 90 Day Bill Contract (Australia)	20	12/2026	14,212,395	(45,787)
ASX 90 Day Bill Contract (Australia)	26	9/2026	18,477,915	(49,402)
ASX 90 Day Bill Contract (Australia)	9	6/2027	6,396,825	(5,406)
ASX 90 Day Bill Contract (Australia)	5	9/2027	3,554,398	135
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	13	9/2026	1,458,438	15,425
CBOT 2Y US Treasury Notes Contracts (United States)	8	9/2026	1,653,000	3,615
CBOT Corn Contracts (United States)	24	9/2026	546,900	(34,975)
CBOT Hard Red Winter Wheat Contracts (United States)	40	9/2026	1,323,000	(39,683)
CBOT Soybean Contracts (United States)	36	11/2026	2,142,000	9,804
CBOT Soybean Meal Contracts (United States)	42	12/2026	1,345,260	(10,606)
CBOT Soybean Oil Contracts (United States)	18	12/2026	782,352	19,847
CBOT US Treasury Ultra Bond Contracts (United States)	49	9/2026	5,613,563	52,547
CBOT Wheat Contracts (United States)	24	9/2026	748,200	(14,800)
CEC Copper Contracts (United States)	17	7/2026	2,715,325	159,254
CEC Copper Contracts (United States)	3	9/2026	483,638	13,732
CEC Gold Bullion Contracts (United States)	44	8/2026	20,209,200	136,693
CME Cattle Feeder Contracts (United States)	16	8/2026	2,787,400	(118,476)
CME Cattle Feeder Contracts (United States)	14	9/2026	2,417,450	(142,121)
CME E-Mini Nasdaq 100 Index Contracts (United States)	2	6/2026	1,216,210	161,189
CME E-Mini Russell 2000 Index Contracts (United States)	5	6/2026	731,075	49,989
CME E-Mini S&P 500 Index Contracts (United States)	162	6/2026	61,525,575	6,660,891
CME Euro Contracts (United States)	130	6/2026	18,968,625	104,659
CME Euro/CZK Cross-Currency Rate Contracts (United States)	7	6/2026	1,343,795	10,471
CME Euro/HUF Cross-Currency Rate Contracts (United States)	26	6/2026	2,567,433	290,579
CME Euro/PLZ Cross-Currency Rate Contracts (United States)	23	6/2026	3,168,561	47,190
CME Live Cattle Contracts (United States)	8	12/2026	735,040	(33,339)
CME Live Cattle Contracts (United States)	11	6/2026	1,092,300	161,693
CME Live Cattle Contracts (United States)	12	10/2026	1,106,040	(6,729)
CME Live Cattle Contracts (United States)	6	8/2026	573,720	(16,806)
CME Live Cattle Contracts (United States)	51	8/2026	4,876,620	557
CME Mexican Peso Contracts (United States)	355	6/2026	10,213,350	262,086
CME South African Rand Contracts (United States)	120	6/2026	3,690,000	109,445
CME United Kingdom Pound Contracts (United States)	534	6/2026	44,926,088	215,422
COMEX Copper Contracts (United States)	1	12/2026	163,450	(327)
Cboe VIX Index Contracts (United States)	92	7/2026	1,834,931	(153,787)
Cboe VIX Index Contracts (United States)	24	8/2026	500,220	(19,424)
Cboe VIX Index Contracts (United States)	2	9/2026	42,800	(304)
Cboe VIX Index Contracts (United States)	194	6/2026	3,412,130	(662,774)
EEX Phelix DE Baseload Contracts (Germany)	2	6/2026	529,402	1,603
Eurex DAX Index Contracts (Germany)	19	6/2026	13,950,173	728,094
Eurex Euro STOXX 50 Contracts (Germany)	211	6/2026	14,924,135	495,123
Eurex Euro STOXX 50 Contracts (Germany)	55	6/2026	878,722	99,844
Eurex Euro-BTP Contracts (Germany)	119	6/2026	16,518,778	39,794
Eurex Euro-Bobl Contracts (Germany)	8	6/2026	1,083,446	5,313
Eurex Short-Term Euro-BTP Contracts (Germany)	80	6/2026	9,931,663	47,435
Euronext MATIF Wheat Contracts (France)	44	9/2026	532,462	(15,479)
ICE Rotterdam Coal Contracts (United Kingdom)	1	9/2026	125,750	1,739
ICE Rotterdam Coal Contracts (United Kingdom)	1	7/2026	127,300	3,289
ICE Rotterdam Coal Contracts (United Kingdom)	1	8/2026	126,050	2,039
ICE 3M SONIA Index Contracts (United States)	18	3/2027	5,812,896	(12,270)
ICE Brent Crude Oil Contracts (United Kingdom)	36	6/2026	3,280,320	(299,221)
ICE Brent Crude Oil Contracts (United Kingdom)	4	7/2026	356,440	5,347
ICE Brent Crude Oil Contracts (United Kingdom)	4	7/2026	356,440	(27,005)
ICE Coffee C Contracts (United States)	8	7/2026	796,800	(75,976)
ICE Coffee Contracts (United States)	1	9/2026	97,013	(6,603)
ICE Coffee Robusta Contracts (United Kingdom)	10	9/2026	334,700	1,947
ICE Coffee Robusta Contracts (United Kingdom)	2	7/2026	69,520	(134)
ICE Coffee Robusta Contracts (United Kingdom)	18	7/2026	625,680	20,927
ICE Cotton No 2 Contracts (United States)	6	7/2026	228,450	24,230
ICE Cotton No 2 Contracts (United States)	17	12/2026	676,515	(29,231)
ICE Cotton No 2 Contracts (United States)	2	12/2026	79,590	11,430
ICE Endex Bull Carbon Emission Contracts (Netherlands)	10	12/2026	940,468	17,867
ICE FTSE 100 Index Contracts (United Kingdom)	89	6/2026	12,516,593	81,794
ICE Frozen Concentrated Orange Juice Contracts (United States)	3	7/2026	71,663	(11,558)
ICE Gas Oil Contracts (United Kingdom)	7	7/2026	700,875	(59,993)
ICE Gas Oil Contracts (United Kingdom)	21	7/2026	2,102,625	(127,974)
ICE Gas Oil Contracts (United Kingdom)	6	6/2026	605,700	145,268
ICE Gas Oil Contracts (United Kingdom)	5	8/2026	488,875	(30,831)
ICE Long GILT Futures (United Kingdom)	438	9/2026	52,343,697	447,254
ICE Natural Gas Contracts (United Kingdom)	5	6/2026	231,261	(8,405)
IDEM FTSE MIB Index Contracts (Italy)	38	6/2026	11,102,740	1,264,195
ICE Endex Futures Natural Gas Contracts (Netherlands)	5	8/2026	192,837	(591)
JSE FTSE TOP 40 Index Contracts (South Africa)	18	6/2026	1,190,054	(9,138)
KRX KOSPI 200 Index Contracts (South Korea)	110	6/2026	24,604,832	9,689,838
LME Aluminum Contracts (United Kingdom)	19	8/2026	1,747,411	81,199
LME Lead Contracts (United Kingdom)	18	8/2026	908,996	5,191
LME Nickel Contracts (United Kingdom)	14	8/2026	1,600,518	(25,624)
LME Zinc Contracts (United Kingdom)	13	7/2026	1,149,905	56,906
LME Zinc Contracts (United Kingdom)	2	8/2026	177,069	11,220
MEFF IBEX 35 Index Contracts (Spain)	5	6/2026	1,075,835	34,241
NSE IFSC Nifty 50 Contract (India)	12	6/2026	569,340	(737)
NYMEX Gasoline RBOB Contracts (United States)	1	8/2026	120,544	11,750
NYMEX Gasoline RBOB Contracts (United States)	10	6/2026	1,274,448	59,147
NYMEX Gasoline RBOB Contracts (United States)	1	9/2026	111,098	(8,125)
NYMEX Gasoline RBOB Contracts (United States)	7	7/2026	870,093	21,093
NYMEX Gasoline RBOB Contracts (United States)	4	7/2026	497,196	(3,090)
NYMEX Heating Oil Contracts (United States)	4	7/2026	576,828	(6,510)
NYMEX Heating Oil Contracts (United States)	1	7/2026	144,207	(11,741)
NYMEX Heating Oil Contracts (United States)	4	6/2026	586,085	(16,030)
NYMEX Natural Gas Contracts (United States)	3	8/2026	98,400	5,864
NYMEX Natural Gas Contracts (United States)	1	9/2026	33,270	1,858
NYMEX Natural Gas Contracts (United States)	1	10/2026	35,420	588
NYMEX Natural Gas Contracts (United States)	6	7/2026	199,080	10,388
NYMEX Natural Gas Contracts (United States)	60	6/2026	1,974,000	110,692
NYMEX Platinum Bullion Contracts (United States)	3	7/2026	289,425	(23,944)
NYMEX WTI Crude Contracts (United States)	6	8/2026	499,140	(9,559)
OMX Stockholm 30 Index Contracts (Sweden)	56	6/2026	1,906,879	53,627
OSE TOPIX Contracts (Japan)	5	6/2026	1,243,839	56,023
SGX FTSE China A50 Index Contracts (Singapore)	480	6/2026	7,566,240	102,906
SGX FTSE Taiwan Index Contracts (Singapore)	7	6/2026	1,103,200	37,919
SGX Iron Ore Index Contracts (Singapore)	16	7/2026	168,384	(4,228)
SGX MSCI Singapore Index Contracts (Singapore)	172	6/2026	6,210,194	(3,037)
SGX Nikkei 225 Index Contracts (Singapore)	3	6/2026	625,938	57,228
TME 10Y Canadian Bond Contracts (Canada)	62	9/2026	5,406,927	22,184
TMX S&P/TSX 60 Index Contracts (Canada)	70	6/2026	20,542,269	1,174,129
WSE WIG20 Index Contracts (Poland)	33	6/2026	661,501	64,114
TOTAL LONG				21,405,207
SHORT
ASX 10Y Australia Treasury Bond Contracts (Australia)	(116)	6/2026	(9,090,176)	(81,742)
ASX 24 S&P/ASX 200 Index Contracts (Australia)	(4)	6/2026	(628,906)	(5,181)
CBOT 10Y US Treasury Notes Contracts (United States)	(7)	9/2026	(769,234)	(1,008)
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	(2)	9/2026	(224,375)	(409)
CBOT 2Y US Treasury Notes Contracts (United States)	(708)	9/2026	(146,290,500)	(197,358)
CBOT 5Y US Treasury Notes Contracts (United States)	(534)	9/2026	(57,284,016)	(189,986)
CBOT Corn Contracts (United States)	(7)	3/2027	(171,413)	(255)
CBOT Corn Contracts (United States)	(62)	7/2026	(1,384,925)	46,072
CBOT Corn Contracts (United States)	(51)	12/2026	(1,211,250)	(8,276)
CBOT Corn Contracts (United States)	(13)	9/2026	(296,238)	4,093
CBOT Corn Contracts (United States)	(1)	5/2027	(24,888)	(2)
CBOT E-Mini Dow Jones Industrial Average Index Contracts (United States)	(44)	6/2026	(11,236,940)	(489,123)
CBOT Hard Red Winter Wheat Contracts (United States)	(13)	12/2026	(440,050)	193
CBOT Hard Red Winter Wheat Contracts (United States)	(29)	9/2026	(959,175)	44,016
CBOT Hard Red Winter Wheat Contracts (United States)	(2)	3/2027	(69,025)	4,020
CBOT KC Hard Red Winter Wheat Contracts (United States)	(102)	7/2026	(3,313,725)	(36,177)
CBOT Soybean Contracts (United States)	(35)	7/2026	(2,076,813)	35,576
CBOT Soybean Contracts (United States)	(1)	9/2026	(44,796)	(4,088)
CBOT Soybean Contracts (United States)	(1)	1/2027	(60,175)	748
CBOT Soybean Contracts (United States)	(16)	11/2026	(952,000)	15,110
CBOT Soybean Meal Contracts (United States)	(4)	8/2026	(129,640)	(1,340)
CBOT Soybean Meal Contracts (United States)	(1)	10/2026	(31,670)	(622)
CBOT Soybean Meal Contracts (United States)	(24)	7/2026	(791,520)	(6,369)
CBOT Soybean Meal Contracts (United States)	(10)	12/2026	(320,300)	(4,215)
CBOT Soybean Meal Contracts (United States)	(2)	9/2026	(63,960)	(1,485)
CBOT Soybean Meal Contracts (United States)	(1)	1/2027	(32,120)	218
CBOT Soybean Oil Contracts (United States)	(23)	7/2026	(1,072,536)	(113,595)
CBOT Soybean Oil Contracts (United States)	(2)	10/2026	(88,020)	(8,891)
CBOT Soybean Oil Contracts (United States)	(3)	8/2026	(136,962)	(12,955)
CBOT Soybean Oil Contracts (United States)	(6)	12/2026	(260,784)	(25,851)
CBOT Soybean Oil Contracts (United States)	(1)	1/2027	(43,008)	(1,802)
CBOT Soybeans Contracts (United States)	(1)	9/2026	(59,050)	(2,440)
CBOT Soybeans Contracts (United States)	(2)	8/2026	(119,025)	(1,355)
CBOT US Treasury Long Bond Contracts (United States)	(28)	9/2026	(3,147,375)	(27,080)
CBOT Wheat Contracts (United States)	(5)	9/2026	(155,875)	(3,750)
CBOT Wheat Contracts (United States)	(34)	7/2026	(1,037,850)	1,953
CBOT Wheat Contracts (United States)	(1)	3/2027	(33,000)	(202)
CBOT Wheat Contracts (United States)	(4)	12/2026	(128,600)	(6,422)
CEC Copper Contracts (United States)	(2)	9/2026	(322,425)	(679)
CEC Gold Bullion Contracts (United States)	(1)	8/2026	(459,300)	(6,589)
CEC Silver Bullion Contracts (United States)	(6)	7/2026	(2,276,250)	(45,887)
CME 3M US SOFR Index Contracts (United States)	(589)	9/2027	(141,485,163)	819,560
CME 3M US SOFR Index Contracts (United States)	(689)	3/2027	(165,652,825)	911,743
CME 3M US SOFR Index Contracts (United States)	(618)	12/2026	(148,729,425)	515,617
CME 3M US SOFR Index Contracts (United States)	(521)	6/2027	(125,170,250)	766,707
CME Australian Dollar Contracts (United States)	(542)	6/2026	(38,918,310)	(208,305)
CME Canadian Dollar Contracts (United States)	(331)	6/2026	(24,009,085)	390,215
CME Cattle Feeder Contracts (United States)	(2)	10/2026	(342,025)	22,645
CME E-Mini Nasdaq 100 Index Contracts (United States)	(8)	6/2026	(4,864,840)	(151,128)
CME E-Mini Russell 2000 Index Contracts (United States)	(230)	6/2026	(33,629,450)	(4,387,497)
CME E-Mini S&P MidCap 400 Index Contracts (United States)	(8)	6/2026	(2,985,600)	(290,244)
CME Euro/NWK Cross-Currency Rate Contracts (United States)	(6)	6/2026	(875,809)	26,605
CME Euro/SWK Cross-Currency Rate Contracts (United States)	(3)	6/2026	(437,319)	751
CME Israel Sheckel Contracts (United States)	(15)	6/2026	(5,323,950)	(546,707)
CME Japanese Yen Contracts (United States)	(742)	6/2026	(58,311,925)	870,244
CME Lean Hogs Contracts (United States)	(6)	8/2026	(236,040)	15,595
CME Lean Hogs Contracts (United States)	(7)	7/2026	(278,600)	21,963
CME Lean Hogs Contracts (United States)	(14)	10/2026	(477,820)	5,165
CME Lean Hogs Contracts (United States)	(2)	10/2026	(68,260)	4,225
CME Lean Hogs Contracts (United States)	(4)	6/2026	(153,360)	19,130
CME New Zealand Dollar Contracts (United States)	(147)	6/2026	(8,801,625)	(75,495)
CME Swiss Franc Contracts (United States)	(150)	6/2026	(24,045,000)	272,125
CME US SOFR Index Contracts (United States)	(355)	3/2028	(85,342,000)	587,543
CME US SOFR Index Contracts (United States)	(391)	12/2027	(93,952,413)	584,536
CME US SOFR Index Contracts (United States)	(179)	9/2028	(43,051,738)	179,969
CME US SOFR Index Issuer Contracts (United States)	(257)	6/2028	(61,805,288)	268,372
Eurex Euro-BTP Contracts (Germany)	(1)	6/2026	(138,813)	(2,566)
Eurex Euro-Bund Contracts (Germany)	(215)	6/2026	(31,720,656)	508,180
Eurex Euro-Buxl Contracts (Germany)	(118)	6/2026	(15,153,636)	191,983
Eurex Euro-OAT Contracts (Germany)	(1)	9/2026	(139,910)	(281)
Eurex Euro-OAT Contracts (Germany)	(93)	6/2026	(13,105,974)	133,798
Eurex Euro-Schatz Contracts (Germany)	(398)	6/2026	(49,215,047)	(152,590)
Eurex Euro-Schatz Contracts (Germany)	(133)	9/2026	(16,436,151)	(7,377)
Eurex Short-Term Euro-BTP Contracts (Germany)	(10)	6/2026	(1,241,458)	(2,160)
Euronext CAC 40 Index Contracts (France)	(59)	6/2026	(5,629,624)	(137,193)
Euronext MATIF Rapeseed Contracts (France)	(9)	10/2026	(277,924)	(18,641)
Euronext MATIF Rapeseed Contracts (France)	(31)	7/2026	(947,802)	(49,378)
Euronext MATIF Rapeseed Contracts (France)	(1)	1/2027	(30,910)	(687)
Euronext MATIF Wheat Contracts (France)	(161)	9/2026	(1,948,325)	(18,133)
Euronext MATIF Wheat Contracts (France)	(9)	3/2027	(116,392)	(696)
Euronext MATIF Wheat Contracts (France)	(134)	12/2026	(1,688,014)	(22,965)
Euronext MATIF Wheat Contracts (France)	(2)	5/2027	(26,157)	(288)
HKEX Hang Seng Index Contracts (Hong Kong)	(62)	6/2026	(3,308,107)	64,017
HKEX Hang Seng Index Contracts (Hong Kong)	(90)	6/2026	(14,348,850)	264,447
ICE 3M EURIBOR Index Contracts (United Kingdom)	(56)	3/2028	(15,916,461)	(30,231)
ICE 3M EURIBOR Index Contracts (United Kingdom)	(28)	6/2028	(7,957,822)	(15,419)
ICE 3M EURIBOR Index Contracts (United States)	(97)	9/2027	(27,549,785)	(50,590)
ICE 3M EURIBOR Index Contracts (United States)	(95)	12/2027	(26,995,599)	(50,728)
ICE 3M EURIBOR Index Contracts (United States)	(126)	6/2027	(35,769,785)	(70,220)
ICE 3M EURIBOR Index Contracts (United States)	(148)	9/2026	(42,071,406)	(57,593)
ICE 3M EURIBOR Index Contracts (United States)	(119)	3/2027	(33,779,104)	(62,724)
ICE 3M EURIBOR Index Contracts (United States)	(155)	12/2026	(44,016,072)	(75,517)
ICE 3M SONIA Index Contracts (United States)	(5)	9/2027	(1,613,936)	(3,475)
ICE 3M SONIA Index Contracts (United States)	(1)	3/2027	(322,939)	(153)
ICE Canola Contracts (United States)	(33)	7/2026	(364,265)	(8,260)
ICE Canola Contracts (United States)	(37)	11/2026	(414,752)	(17,731)
ICE Canola Contracts (United States)	(1)	1/2027	(11,326)	(1,057)
ICE Cocoa Contracts (United Kingdom)	(4)	7/2026	(160,257)	(18,698)
ICE Cocoa Contracts (United Kingdom)	(2)	7/2026	(80,129)	(5,187)
ICE Cocoa Contracts (United Kingdom)	(2)	9/2026	(79,563)	(7,106)
ICE Cocoa Contracts (United States)	(1)	12/2026	(41,010)	(4,153)
ICE Cocoa Contracts (United States)	(5)	7/2026	(196,150)	(4,713)
ICE Cocoa Contracts (United States)	(2)	9/2026	(79,980)	(197)
ICE Cocoa Contracts (United States)	(2)	9/2026	(79,980)	(11,815)
ICE Coffee Contracts (United States)	(14)	9/2026	(1,358,175)	15,371
ICE Endex Bull Carbon Emission Contracts (Netherlands)	(3)	12/2026	(282,140)	13,862
ICE Endex Futures Natural Gas Contracts (Netherlands)	(5)	7/2026	(199,495)	12,848
ICE Endex Futures Natural Gas Contracts (Netherlands)	(20)	6/2026	(798,395)	81,370
ICE Gas Oil Contracts (United Kingdom)	(1)	8/2026	(97,775)	5,707
ICE MSCI Emerging Markets Index Contracts (United States)	(268)	6/2026	(23,429,900)	(972,774)
ICE Natural Gas Contracts (United Kingdom)	(5)	6/2026	(231,261)	3,705
ICE Sugar No 11 Contracts (United States)	(76)	6/2026	(1,196,787)	17,852
ICE Sugar No 11 Contracts (United States)	(66)	9/2026	(1,074,797)	50,128
ICE Sugar No 11 Contracts (United States)	(15)	9/2026	(244,272)	10,322
ICE White Sugar Contracts (United Kingdom)	(2)	9/2026	(43,430)	538
ICE White Sugar Contracts (United Kingdom)	(16)	7/2026	(350,560)	(6,119)
ICE White Sugar Contracts (United Kingdom)	(22)	7/2026	(482,020)	(14,258)
ICE Endex Futures Natural Gas Contracts (Netherlands)	(5)	8/2026	(192,837)	20,127
JSE FTSE TOP 40 Index Contracts (South Africa)	(58)	6/2026	(3,834,617)	66,353
KRX 10Y Korea Treasury Bond Contracts (South Korea)	(78)	6/2026	(5,557,212)	143,524
KRX 3Y Korea Treasury Bond Contracts (South Korea)	(74)	6/2026	(5,067,714)	28,788
KRX USD Contracts (South Korea)	(612)	6/2026	(6,109,251)	(44,691)
LME Lead Contracts (United Kingdom)	(19)	8/2026	(959,495)	(29,384)
MEFF IBEX 35 Index Contracts (Spain)	(5)	6/2026	(1,075,835)	(45,162)
NSE IFSC Nifty 50 Contract (India)	(9)	6/2026	(427,005)	1,454
NYMEX Natural Gas Contracts (United States)	(2)	8/2026	(65,600)	(5,021)
NYMEX Natural Gas Contracts (United States)	(4)	7/2026	(132,720)	(3,679)
NYMEX Palladium Contracts (United States)	(3)	9/2026	(414,570)	9,143
NYMEX Palladium Contracts (United States)	(17)	9/2026	(2,349,230)	35,167
NYMEX Platinum Bullion Contracts (United States)	(12)	7/2026	(1,157,700)	42,256
OSE 10Y Japan Treasury Bond Contracts (Japan)	(7)	6/2026	(5,664,961)	123,661
OSE Nikkei 225 Index Contracts (Japan)	(329)	6/2026	(13,730,970)	(2,551,856)
OSE Nikkei 225 Index Contracts (Japan)	(41)	6/2026	(17,111,544)	(3,107,453)
OSE TOPIX Contracts (Japan)	(13)	6/2026	(3,233,981)	(260,100)
SGX FTSE Taiwan Index Contracts (Singapore)	(88)	6/2026	(13,868,800)	(203,520)
SGX Nikkei 225 Index Contracts (Singapore)	(26)	6/2026	(5,424,795)	(1,008,077)
TME 2Y Canadian Bond Contracts (Canada)	(8)	9/2026	(610,365)	(847)
TME 3M CORRA Contracts (Canada)	(9)	3/2027	(1,590,088)	1,588
TME 3M CORRA Contracts (Canada)	(7)	12/2026	(1,238,893)	94
TME 3M CORRA Contracts (Canada)	(7)	6/2027	(1,234,704)	1,455
TME 3M CORRA Contracts (Canada)	(6)	9/2027	(1,057,230)	1,369
TME 3M CORRA Contracts (Canada)	(4)	12/2027	(704,457)	1,416
TOTAL SHORT				(7,820,741)
TOTAL FUTURES CONTRACTS				13,584,466

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

AUD	45,479	USD	32,402	Barclays Bank PLC	6/2026	286
AUD	204,068	USD	145,981	Deutsche Bank AG	6/2026	693
AUD	99,674	USD	71,055	JPMorgan Chase Bank NA	6/2026	586
AUD	9,435	USD	6,733	State Street Bank & Trust Co	6/2026	48
AUD	1,400,000	USD	1,000,905	BNP Paribas SA	6/2026	5,049
AUD	800,000	USD	572,952	BNP Paribas SA	6/2026	1,879
AUD	1,200,000	USD	848,851	BNP Paribas SA	6/2026	13,395
AUD	800,000	USD	579,677	Goldman Sachs Bank USA	6/2026	(4,846)
AUD	90,000	USD	64,951	JPMorgan Chase Bank NA	6/2026	(283)
AUD	4,386,000	USD	3,103,241	JPMorgan Chase Bank NA	6/2026	48,268
AUD	134,000	USD	92,598	JPMorgan Chase Bank NA	6/2026	3,686
AUD	36,437	USD	26,025	Deutsche Bank AG	7/2026	148
AUD	322,219	USD	229,369	JPMorgan Chase Bank NA	7/2026	2,089
BRL	1,127,385	USD	222,940	BNP Paribas SA	6/2026	546
BRL	3,236	USD	640	Bank of America NA	6/2026	2
BRL	24,336,755	USD	4,519,486	Goldman Sachs Bank USA	6/2026	304,880
BRL	3,206,065	USD	600,000	BNP Paribas SA	6/2026	33,230
BRL	1,530,420	USD	300,000	BNP Paribas SA	6/2026	2,273
BRL	1,012,774	USD	200,000	Goldman Sachs Bank USA	6/2026	33
BRL	1,144,486	USD	224,713	BNP Paribas SA	8/2026	(1,315)
BRL	19,220,879	USD	3,766,104	Goldman Sachs Bank USA	8/2026	(14,275)
BRL	1,867,293	USD	365,398	Goldman Sachs Bank USA	8/2026	(911)
BRL	2,504,409	USD	486,548	Goldman Sachs Bank USA	9/2026	(1,236)
CAD	1,222,239	USD	899,807	State Street Bank & Trust Co	6/2026	(13,260)
CAD	4,074,600	USD	3,000,000	BNP Paribas SA	6/2026	(42,556)
CAD	9,932,116	USD	7,300,000	Bank of America NA	6/2026	(91,029)
CAD	68,971	USD	50,000	Canadian Imperial Bank of Commerce	6/2026	61
CAD	4,508,000	USD	3,304,505	JPMorgan Chase Bank NA	6/2026	(32,489)
CAD	94,000	USD	68,312	Royal Bank of Canada	6/2026	(85)
CAD	1,221,208	USD	885,616	State Street Bank & Trust Co	7/2026	1,349
CHF	1,656,290	USD	2,100,248	State Street Bank & Trust Co	6/2026	21,703
CHF	3,951,041	USD	5,100,000	BNP Paribas SA	6/2026	(29,960)
CHF	2,246,000	USD	2,881,888	Barclays Bank PLC	6/2026	215
CLP	90,450,561	USD	102,000	BNP Paribas SA	6/2026	(363)
CLP	352,827,000	USD	398,000	Citibank NA	6/2026	(1,538)
CLP	342,618,992	USD	388,091	Goldman Sachs Bank USA	6/2026	(3,100)
CLP	452,211,900	USD	500,000	State Street Bank & Trust Co	6/2026	8,138
CLP	1,823,475,004	USD	2,100,415	Citibank NA	9/2026	(50,938)
CLP	149,698,036	USD	168,204	UBS AG	9/2026	48
CNY	31,944,000	USD	4,666,761	Bank of America NA	6/2026	59,311
COP	126,741,559	USD	34,000	BNP Paribas SA	6/2026	241
COP	1,503,446,433	USD	400,000	BNP Paribas SA	6/2026	6,179
COP	1,311,942,560	USD	347,557	Citibank NA	6/2026	6,883
COP	990,318,000	USD	266,000	Citibank NA	6/2026	1,549
COP	2,204,400,000	USD	600,000	Citibank NA	6/2026	(4,448)
COP	1,114,866,000	USD	300,000	Morgan Stanley	6/2026	1,198
COP	4,208,590,110	USD	1,112,501	UBS AG	6/2026	24,513
COP	8,835,452,545	USD	2,341,851	UBS AG	6/2026	45,179
COP	41,296,405	USD	10,904	Citibank NA	7/2026	160
COP	4,662,614,599	USD	1,231,281	Goldman Sachs Bank USA	7/2026	17,950
COP	1,667,692,785	USD	439,242	Barclays Bank PLC	7/2026	6,961
COP	1,635,851,039	USD	421,796	State Street Bank & Trust Co	9/2026	10,159
COP	14,393,115,931	USD	3,688,273	UBS AG	12/2026	41,480
CZK	23,814,426	USD	1,153,097	BNP Paribas SA	6/2026	(9,241)
CZK	17,141,268	USD	829,739	BNP Paribas SA	6/2026	(6,341)
CZK	7,651,494	USD	370,261	BNP Paribas SA	6/2026	(2,714)
CZK	7,873,222	USD	378,196	BNP Paribas SA	6/2026	2
CZK	25,389,087	USD	1,221,804	Goldman Sachs Bank USA	6/2026	(2,214)
EUR	2,991	USD	3,480	BNP Paribas SA	6/2026	9
EUR	51,000	USD	59,751	Bank of America NA	6/2026	(264)
EUR	375,000	USD	443,505	BNP Paribas SA	6/2026	(5,819)
EUR	15,000	USD	17,683	BNP Paribas SA	6/2026	(176)
EUR	4,000	USD	4,687	Bank of America NA	6/2026	(19)
EUR	2,375,000	USD	2,811,944	Bank of America NA	6/2026	(39,930)
EUR	11,000	USD	12,767	Bank of America NA	6/2026	72
EUR	20,000	USD	23,309	Bank of America NA	6/2026	35
EUR	6,000	USD	6,980	Bank of America NA	6/2026	23
EUR	5,000	USD	5,862	Citibank NA	6/2026	(26)
EUR	8,000	USD	9,422	Citibank NA	6/2026	(85)
EUR	67,000	USD	77,704	Citibank NA	6/2026	496
EUR	83,000	USD	96,394	JPMorgan Chase Bank NA	6/2026	481
EUR	25,000	USD	28,963	JPMorgan Chase Bank NA	6/2026	216
EUR	45,000	USD	51,860	JPMorgan Chase Bank NA	6/2026	663
EUR	36,000	USD	41,488	JPMorgan Chase Bank NA	6/2026	530
EUR	30,000	USD	35,295	JPMorgan Chase Bank NA	6/2026	(280)
EUR	8,000	USD	9,246	JPMorgan Chase Bank NA	6/2026	91
EUR	19,000	USD	22,460	JPMorgan Chase Bank NA	6/2026	(284)
EUR	179,000	USD	206,941	JPMorgan Chase Bank NA	6/2026	1,981
EUR	85,000	USD	98,717	JPMorgan Chase Bank NA	6/2026	492
EUR	31,000	USD	36,324	JPMorgan Chase Bank NA	6/2026	(142)
EUR	15,000	USD	17,569	JPMorgan Chase Bank NA	6/2026	(62)
EUR	6,000	USD	7,061	JPMorgan Chase Bank NA	6/2026	(58)
EUR	30,000	USD	34,947	State Street Bank & Trust Co	6/2026	68
EUR	52,000	USD	59,989	State Street Bank & Trust Co	6/2026	704
EUR	10,000	USD	11,742	State Street Bank & Trust Co	6/2026	(71)
EUR	93,850	USD	110,000	State Street Bank & Trust Co	6/2026	(462)
EUR	39,000	USD	44,973	State Street Bank & Trust Co	6/2026	546
EUR	51,000	USD	59,416	BNP Paribas SA	7/2026	149
GBP	8,000	USD	10,808	JPMorgan Chase Bank NA	6/2026	(34)
GBP	11,000	USD	14,937	BNP Paribas SA	6/2026	(123)
GBP	2,500,000	USD	3,390,638	BNP Paribas SA	6/2026	(23,978)
GBP	11,000	USD	14,584	BNP Paribas SA	6/2026	230
GBP	3,500,000	USD	4,754,383	BNP Paribas SA	6/2026	(41,059)
GBP	46,000	USD	61,007	BNP Paribas SA	6/2026	939
GBP	13,000	USD	17,375	BNP Paribas SA	6/2026	132
GBP	7,000	USD	9,380	Bank of America NA	6/2026	47
GBP	9,000	USD	12,139	Barclays Bank PLC	6/2026	(19)
GBP	9,000	USD	12,033	Citibank NA	6/2026	87
GBP	14,000	USD	18,593	Citibank NA	6/2026	260
GBP	9,000	USD	12,243	Citibank NA	6/2026	(123)
GBP	8,000	USD	10,827	Citibank NA	6/2026	(54)
GBP	49,000	USD	64,848	JPMorgan Chase Bank NA	6/2026	1,139
GBP	72,000	USD	96,359	JPMorgan Chase Bank NA	6/2026	600
GBP	7,000	USD	9,309	JPMorgan Chase Bank NA	6/2026	118
GBP	9,000	USD	12,189	JPMorgan Chase Bank NA	6/2026	(69)
GBP	55,000	USD	74,298	JPMorgan Chase Bank NA	6/2026	(232)
GBP	7,000	USD	9,345	JPMorgan Chase Bank NA	6/2026	81
GBP	400,000	USD	533,121	JPMorgan Chase Bank NA	6/2026	5,545
GBP	58,000	USD	78,200	JPMorgan Chase Bank NA	6/2026	(93)
GBP	20,000	USD	26,865	JPMorgan Chase Bank NA	6/2026	68
GBP	24,000	USD	32,120	JPMorgan Chase Bank NA	6/2026	200
GBP	51,000	USD	69,071	JPMorgan Chase Bank NA	6/2026	(391)
GBP	11,000	USD	14,869	State Street Bank & Trust Co	6/2026	(56)
GBP	10,000	USD	13,517	State Street Bank & Trust Co	6/2026	(51)
GBP	67,053	USD	90,000	UBS AG	6/2026	297
GBP	7,920	USD	10,627	JPMorgan Chase Bank NA	7/2026	38
HUF	7,491,978	USD	24,790	BNP Paribas SA	6/2026	(110)
HUF	3,103,000	USD	10,135	Bank of America NA	6/2026	87
HUF	1,372,000	USD	4,456	Deutsche Bank AG	6/2026	63
HUF	9,474,882	USD	31,288	Goldman Sachs Bank USA	6/2026	(76)
HUF	10,511,849	USD	34,659	JPMorgan Chase Bank NA	6/2026	(31)
HUF	2,935,810	USD	9,687	Citibank NA	6/2026	(19)
HUF	271,909,022	USD	900,000	BNP Paribas SA	6/2026	(4,616)
HUF	214,820,829	USD	700,000	BNP Paribas SA	6/2026	7,396
HUF	82,645,034	USD	266,000	BNP Paribas SA	6/2026	6,146
HUF	67,971,350	USD	210,000	BNP Paribas SA	6/2026	13,827
HUF	288,268,964	USD	890,000	BNP Paribas SA	6/2026	59,257
HUF	185,283,607	USD	600,000	BNP Paribas SA	6/2026	10,131
HUF	72,716,974	USD	234,000	Bank of America NA	6/2026	5,454
ILS	5,306,443	USD	1,724,461	Barclays Bank PLC	6/2026	157,644
ILS	4,654,401	USD	1,518,478	UBS AG	6/2026	132,358
ILS	1,198,895	USD	400,000	BNP Paribas SA	6/2026	25,238
ILS	2,062,437	USD	700,000	BNP Paribas SA	6/2026	31,529
ILS	78,000	USD	26,101	Bank of America NA	6/2026	1,565
ILS	91,000	USD	29,522	Barclays Bank PLC	6/2026	2,755
ILS	74,000	USD	23,727	Goldman Sachs Bank USA	6/2026	2,520
ILS	816,000	USD	262,713	JPMorgan Chase Bank NA	6/2026	26,715
INR	268,243,864	USD	2,800,000	BNP Paribas SA	6/2026	18,916
INR	66,323,842	USD	700,000	BNP Paribas SA	6/2026	(3,017)
INR	65,639,000	USD	700,000	Morgan Stanley	6/2026	(10,214)
INR	640,579	USD	6,810	Deutsche Bank AG	8/2026	(121)
JPY	253,085,463	USD	1,587,780	BNP Paribas SA	6/2026	1,304
JPY	795,538,029	USD	4,994,620	State Street Bank & Trust Co	6/2026	439
JPY	892,430,948	USD	5,700,000	BNP Paribas SA	6/2026	(89,607)
JPY	10,300,000	USD	64,925	Barclays Bank PLC	6/2026	(173)
JPY	357,200,000	USD	2,262,382	Barclays Bank PLC	6/2026	(16,794)
JPY	11,400,000	USD	72,377	JPMorgan Chase Bank NA	6/2026	(709)
KRW	115,696,925	USD	79,000	BNP Paribas SA	6/2026	(2,294)
KRW	2,930,060	USD	2,000	JPMorgan Chase Bank NA	6/2026	(57)
KRW	760,147,641	USD	519,000	JPMorgan Chase Bank NA	6/2026	(15,032)
MXN	15,352,257	USD	881,868	BNP Paribas SA	6/2026	2,526
MXN	8,369,264	USD	482,000	BNP Paribas SA	6/2026	126
MXN	22,905,323	USD	1,318,000	BNP Paribas SA	6/2026	1,502
MXN	2,542,000	USD	142,240	Bank of America NA	6/2026	4,196
MXN	38,041,000	USD	2,197,052	Bank of America NA	6/2026	(5,633)
MXN	19,133,233	USD	1,100,000	Citibank NA	6/2026	2,204
MXN	180,311	USD	10,444	JPMorgan Chase Bank NA	6/2026	(57)
MXN	61,480,719	USD	3,533,131	JPMorgan Chase Bank NA	6/2026	8,574
MXN	46,666,117	USD	2,686,021	JPMorgan Chase Bank NA	9/2026	(18,837)
MYR	2,748,200	USD	700,000	Barclays Bank PLC	6/2026	(6,608)
MYR	6,199,915	USD	1,562,872	Goldman Sachs Bank USA	6/2026	1,772
NOK	1,567,366	USD	169,365	Citibank NA	6/2026	145
NOK	3,893,389	USD	419,225	Deutsche Bank AG	6/2026	1,843
NOK	3,734,346	USD	400,000	BNP Paribas SA	6/2026	3,770
NOK	7,811,865	USD	830,260	BNP Paribas SA	6/2026	14,385
NOK	4,423,691	USD	469,740	BNP Paribas SA	6/2026	8,564
NOK	8,340,075	USD	900,000	BNP Paribas SA	6/2026	1,757
NOK	37,300,000	USD	3,870,405	JPMorgan Chase Bank NA	6/2026	162,594
NZD	1,798,040	USD	1,062,282	Barclays Bank PLC	6/2026	14,510
NZD	2,000,000	USD	1,191,592	BNP Paribas SA	6/2026	6,700
NZD	4,800,000	USD	2,844,217	Bank of America NA	6/2026	31,683
NZD	1,300,000	USD	777,906	Bank of America NA	6/2026	984
NZD	2,800,000	USD	1,640,353	Barclays Bank PLC	6/2026	37,255
PEN	1,695,427	USD	493,000	Bank of America NA	6/2026	3,298
PEN	1,738,250	USD	507,000	Citibank NA	6/2026	1,833
PEN	5,649,694	USD	1,630,033	Citibank NA	6/2026	23,787
PEN	2,062,200	USD	600,000	State Street Bank & Trust Co	6/2026	3,662
PEN	3,802,971	USD	1,109,382	Morgan Stanley	7/2026	2,378
PEN	3,802,971	USD	1,108,645	Citibank NA	8/2026	2,036
PEN	16,401	USD	4,768	Citibank NA	9/2026	11
PEN	6,422,333	USD	1,854,826	Citibank NA	10/2026	12,781
PEN	2,725,803	USD	796,879	Citibank NA	11/2026	(5,736)
PEN	3,471,306	USD	1,001,358	Citibank NA	12/2026	6,161
PEN	6,422,333	USD	1,859,929	Deutsche Bank AG	12/2026	4,103
PEN	2,725,803	USD	790,629	Morgan Stanley	12/2026	514
PHP	40,349,580	USD	679,446	Deutsche Bank AG	6/2026	(24,210)
PHP	9,690,152	USD	162,200	Goldman Sachs Bank USA	6/2026	(4,842)
PHP	42,607,471	USD	718,168	Morgan Stanley	6/2026	(26,266)
PLN	13,795,039	USD	3,836,111	Bank of America NA	6/2026	(32,478)
PLN	24,565	USD	6,823	Deutsche Bank AG	6/2026	(50)
PLN	5,042,510	USD	1,400,000	BNP Paribas SA	6/2026	(9,674)
PLN	2,252,971	USD	621,000	BNP Paribas SA	6/2026	191
PLN	3,918,312	USD	1,079,000	BNP Paribas SA	6/2026	1,361
PLN	13,000	USD	3,491	Bank of America NA	6/2026	94
PLN	8,253,000	USD	2,292,250	Bank of America NA	6/2026	(16,725)
PLN	12,000	USD	3,305	Bank of America NA	6/2026	4
PLN	50,000	USD	13,693	Barclays Bank PLC	6/2026	93
PLN	36,000	USD	9,997	Barclays Bank PLC	6/2026	(71)
PLN	50,000	USD	13,809	Barclays Bank PLC	6/2026	(23)
PLN	34,000	USD	9,343	Canadian Imperial Bank of Commerce	6/2026	31
PLN	27,000	USD	7,310	Canadian Imperial Bank of Commerce	6/2026	134
PLN	20,000	USD	5,507	Citibank NA	6/2026	8
PLN	46,000	USD	12,787	Deutsche Bank AG	6/2026	(104)
PLN	50,000	USD	13,519	Goldman Sachs Bank USA	6/2026	267
PLN	60,000	USD	16,250	Goldman Sachs Bank USA	6/2026	294
PLN	22,000	USD	6,025	Goldman Sachs Bank USA	6/2026	41
PLN	18,000	USD	4,999	Morgan Stanley	6/2026	(36)
PLN	22,000	USD	6,031	Morgan Stanley	6/2026	35
PLN	14,000	USD	3,881	Morgan Stanley	6/2026	(21)
RON	170,273	USD	38,164	Barclays Bank PLC	6/2026	(392)
SEK	13,172,309	USD	1,440,000	BNP Paribas SA	6/2026	(12,248)
SEK	8,786,975	USD	960,000	BNP Paribas SA	6/2026	(7,576)
SEK	500,000	USD	53,792	BNP Paribas SA	6/2026	403
SEK	370,000	USD	39,632	Bank of America NA	6/2026	473
SEK	630,000	USD	66,594	JPMorgan Chase Bank NA	6/2026	1,692
SEK	605,000	USD	65,911	JPMorgan Chase Bank NA	6/2026	(335)
SEK	445,000	USD	47,934	JPMorgan Chase Bank NA	6/2026	299
SEK	430,000	USD	47,084	UBS AG	6/2026	(476)
SGD	292,762	USD	229,084	Barclays Bank PLC	6/2026	308
SGD	349,853	USD	273,472	Deutsche Bank AG	6/2026	654
SGD	264,310	USD	206,934	Deutsche Bank AG	6/2026	165
SGD	108,000	USD	84,699	BNP Paribas SA	6/2026	15
SGD	2,534,326	USD	2,000,000	BNP Paribas SA	6/2026	(12,099)
SGD	111,000	USD	86,959	Barclays Bank PLC	6/2026	108
SGD	1,128,000	USD	888,156	Barclays Bank PLC	6/2026	(3,364)
SGD	96,000	USD	75,554	JPMorgan Chase Bank NA	6/2026	(252)
THB	5,511,311	USD	171,000	BNP Paribas SA	6/2026	(1,420)
THB	66,357,772	USD	2,101,149	JPMorgan Chase Bank NA	6/2026	(59,353)
THB	29,947,718	USD	929,000	JPMorgan Chase Bank NA	6/2026	(7,523)
THB	18,351,774	USD	563,197	JPMorgan Chase Bank NA	6/2026	1,478
TRY	604,137	USD	13,163	Barclays Bank PLC	6/2026	1
TWD	28,350,050	USD	900,000	Citibank NA	6/2026	3,170
TWD	86,562,476	USD	2,740,620	JPMorgan Chase Bank NA	6/2026	17,071
USD	26,042	AUD	36,437	Deutsche Bank AG	6/2026	(148)
USD	229,509	AUD	322,219	JPMorgan Chase Bank NA	6/2026	(2,086)
USD	819,979	AUD	1,200,000	BNP Paribas SA	6/2026	(42,267)
USD	3,041,491	AUD	4,400,000	BNP Paribas SA	6/2026	(120,077)
USD	60,408	AUD	86,000	Barclays Bank PLC	6/2026	(1,387)
USD	51,921	AUD	75,000	Citibank NA	6/2026	(1,970)
USD	224,713	BRL	1,127,385	BNP Paribas SA	6/2026	1,227
USD	610	BRL	3,236	Bank of America NA	6/2026	(31)
USD	218,367	BRL	1,104,258	Goldman Sachs Bank USA	6/2026	(535)
USD	3,766,104	BRL	18,934,090	Goldman Sachs Bank USA	6/2026	12,729
USD	365,398	BRL	1,839,414	Goldman Sachs Bank USA	6/2026	764
USD	1,216	BRL	6,462	Goldman Sachs Bank USA	6/2026	(65)
USD	609	BRL	3,249	Goldman Sachs Bank USA	6/2026	(35)
USD	486,548	BRL	2,449,283	Goldman Sachs Bank USA	6/2026	1,018
USD	300,000	BRL	1,590,826	BNP Paribas SA	6/2026	(14,204)
USD	500,000	BRL	2,622,160	Bank of America NA	6/2026	(17,903)
USD	200,000	BRL	1,065,500	Canadian Imperial Bank of Commerce	6/2026	(10,447)
USD	1,654	BRL	8,889	Goldman Sachs Bank USA	7/2026	(95)
USD	36,597	BRL	200,000	Bank of America NA	10/2026	(1,906)
USD	885,616	CAD	1,222,770	State Street Bank & Trust Co	6/2026	(1,317)
USD	2,800,000	CAD	3,826,270	BNP Paribas SA	6/2026	22,800
USD	1,700,000	CAD	2,356,957	BNP Paribas SA	6/2026	(10,736)
USD	4,500,000	CAD	6,208,160	BNP Paribas SA	6/2026	(6,033)
USD	2,800,000	CAD	3,859,680	BNP Paribas SA	6/2026	(1,449)
USD	3,000,000	CAD	4,117,587	BNP Paribas SA	6/2026	11,355
USD	800,000	CAD	1,105,186	BNP Paribas SA	6/2026	(2,171)
USD	1,500,000	CAD	2,083,410	BNP Paribas SA	6/2026	(12,190)
USD	117,388	CAD	160,000	Canadian Imperial Bank of Commerce	6/2026	1,256
USD	900,000	CAD	1,228,234	Goldman Sachs Bank USA	6/2026	8,518
USD	400,000	CAD	553,888	JPMorgan Chase Bank NA	6/2026	(2,025)
USD	2,105,555	CHF	1,655,836	JPMorgan Chase Bank NA	6/2026	(15,816)
USD	800,000	CHF	629,119	BNP Paribas SA	6/2026	(7,296)
USD	2,100,000	CHF	1,634,987	BNP Paribas SA	6/2026	1,959
USD	600,000	CHF	476,172	BNP Paribas SA	6/2026	(11,032)
USD	1,300,000	CHF	1,022,598	Bank of America NA	6/2026	(12,214)
USD	1,100,000	CHF	868,691	JPMorgan Chase Bank NA	6/2026	(14,718)
USD	2,100,248	CHF	1,650,958	State Street Bank & Trust Co	7/2026	(21,702)
USD	527,634	CLP	483,423,718	Barclays Bank PLC	6/2026	(15,576)
USD	659,111	CLP	604,576,282	Morgan Stanley	6/2026	(20,234)
USD	168,204	CLP	149,701,400	UBS AG	6/2026	(11)
USD	4,000,000	CNY	27,545,952	BNP Paribas SA	6/2026	(75,386)
USD	784,766	COP	2,930,323,315	BNP Paribas SA	6/2026	(6,905)
USD	315,234	COP	1,176,767,887	BNP Paribas SA	6/2026	(2,688)
USD	211,849	COP	798,012,378	Citibank NA	6/2026	(3,746)
USD	88,320	COP	341,409,792	State Street Bank & Trust Co	6/2026	(3,917)
USD	312,153	COP	1,201,367,643	UBS AG	6/2026	(12,414)
USD	3,688,273	COP	13,816,270,059	UBS AG	6/2026	(44,400)
USD	2,628,779	COP	10,026,951,625	State Street Bank & Trust Co	8/2026	(38,821)
USD	68,044	COP	268,453,046	Bank of America NA	9/2026	(2,843)
USD	35,725	COP	141,765,731	Citibank NA	9/2026	(1,709)
USD	1,112,501	COP	4,292,917,663	UBS AG	9/2026	(21,066)
USD	1,027,215	CZK	21,904,630	BNP Paribas SA	6/2026	(24,996)
USD	307,000	CZK	6,525,819	BNP Paribas SA	6/2026	(6,474)
USD	293,000	CZK	6,227,170	Bank of America NA	6/2026	(6,128)
USD	1,272,785	CZK	27,105,866	JPMorgan Chase Bank NA	6/2026	(29,272)
USD	59,337	EUR	51,000	BNP Paribas SA	6/2026	(149)
USD	3,504	EUR	2,991	Bank of America NA	6/2026	16
USD	1,153,734	EUR	1,000,000	BNP Paribas SA	6/2026	(13,430)
USD	41,134	EUR	35,000	BNP Paribas SA	6/2026	283
USD	100,710	EUR	86,000	BNP Paribas SA	6/2026	334
USD	180,341	EUR	154,000	BNP Paribas SA	6/2026	597
USD	40,729	EUR	35,000	Barclays Bank PLC	6/2026	(122)
USD	59,324	EUR	51,000	Barclays Bank PLC	6/2026	(201)
USD	38,933	EUR	33,000	Barclays Bank PLC	6/2026	417
USD	83,220	EUR	72,000	Citibank NA	6/2026	(816)
USD	582,350	EUR	500,000	Goldman Sachs Bank USA	6/2026	(1,232)
USD	64,094	EUR	55,000	JPMorgan Chase Bank NA	6/2026	(100)
USD	63,818	EUR	54,000	JPMorgan Chase Bank NA	6/2026	792
USD	27,618	EUR	24,000	JPMorgan Chase Bank NA	6/2026	(394)
USD	33,001	EUR	28,000	JPMorgan Chase Bank NA	6/2026	320
USD	2,904,116	EUR	2,512,000	JPMorgan Chase Bank NA	6/2026	(27,800)
USD	50,059	EUR	43,000	State Street Bank & Trust Co	6/2026	(129)
USD	110,703	EUR	96,000	State Street Bank & Trust Co	6/2026	(1,344)
USD	3,485	EUR	2,991	BNP Paribas SA	7/2026	(9)
USD	10,628	GBP	7,920	JPMorgan Chase Bank NA	6/2026	(38)
USD	96,110	GBP	72,000	BNP Paribas SA	6/2026	(850)
USD	7,957	GBP	6,000	BNP Paribas SA	6/2026	(123)
USD	1,164,419	GBP	875,000	BNP Paribas SA	6/2026	(13,911)
USD	579,579	GBP	437,500	BNP Paribas SA	6/2026	(9,587)
USD	20,426	GBP	15,000	Bank of America NA	6/2026	226
USD	4,063	GBP	3,000	Bank of America NA	6/2026	23
USD	9,407	GBP	7,000	Bank of America NA	6/2026	(19)
USD	26,616	GBP	20,000	Barclays Bank PLC	6/2026	(317)
USD	3,348,033	GBP	2,500,000	Barclays Bank PLC	6/2026	(18,627)
USD	12,063	GBP	9,000	Barclays Bank PLC	6/2026	(57)
USD	22,849	GBP	17,000	Citibank NA	6/2026	(44)
USD	6,769	GBP	5,000	Citibank NA	6/2026	36
USD	202,715	GBP	150,000	Citibank NA	6/2026	715
USD	10,744	GBP	8,000	Citibank NA	6/2026	(29)
USD	9,479	GBP	7,000	Citibank NA	6/2026	52
USD	10,892	GBP	8,000	Citibank NA	6/2026	119
USD	10,811	GBP	8,000	Citibank NA	6/2026	38
USD	99,135	GBP	74,000	JPMorgan Chase Bank NA	6/2026	(518)
USD	72,363	GBP	54,000	JPMorgan Chase Bank NA	6/2026	(357)
USD	5,294	GBP	4,000	JPMorgan Chase Bank NA	6/2026	(93)
USD	28,473	GBP	21,000	JPMorgan Chase Bank NA	6/2026	193
USD	16,077	GBP	12,000	JPMorgan Chase Bank NA	6/2026	(83)
USD	60,697	GBP	46,000	JPMorgan Chase Bank NA	6/2026	(1,250)
USD	48,242	GBP	36,000	JPMorgan Chase Bank NA	6/2026	(238)
USD	3,994,406	GBP	2,997,000	JPMorgan Chase Bank NA	6/2026	(41,545)
USD	10,806	GBP	8,000	JPMorgan Chase Bank NA	6/2026	33
USD	2,679	GBP	2,000	JPMorgan Chase Bank NA	6/2026	(14)
USD	13,608	GBP	10,000	JPMorgan Chase Bank NA	6/2026	141
USD	14,514	GBP	11,000	JPMorgan Chase Bank NA	6/2026	(299)
USD	24,551	GBP	18,000	State Street Bank & Trust Co	6/2026	311
USD	90,150	GBP	67,000	UBS AG	6/2026	(77)
USD	58,561	HKD	457,000	Royal Bank of Canada	6/2026	217
USD	14,993	HKD	117,279	BNP Paribas SA	6/2026	17
USD	30,469	HKD	238,330	Goldman Sachs Bank USA	6/2026	36
USD	1,040,893	HUF	317,387,192	Citibank NA	6/2026	(4,980)
USD	923,791	HUF	282,675,427	Deutsche Bank AG	6/2026	(7,698)
USD	23,528	HUF	7,109,000	Bank of America NA	6/2026	109
USD	3,273	HUF	1,000,000	Canadian Imperial Bank of Commerce	6/2026	(21)
USD	1,000,000	HUF	342,634,643	BNP Paribas SA	6/2026	(128,281)
USD	393,599	IDR	6,663,632,353	Bank of America NA	6/2026	20,935
USD	1,422,350	IDR	23,930,957,875	Citibank NA	6/2026	84,012
USD	167,000	IDR	2,842,593,155	BNP Paribas SA	6/2026	8,116
USD	820,000	IDR	13,961,985,758	BNP Paribas SA	6/2026	39,609
USD	500,000	IDR	8,512,475,000	BNP Paribas SA	6/2026	24,204
USD	13,000	IDR	221,442,000	JPMorgan Chase Bank NA	6/2026	623
USD	300,000	IDR	5,208,529,200	State Street Bank & Trust Co	6/2026	8,874
USD	338,000	ILS	1,052,111	BNP Paribas SA	6/2026	(35,175)
USD	462,000	ILS	1,436,745	Bank of America NA	6/2026	(47,602)
USD	30,193	ILS	93,000	Canadian Imperial Bank of Commerce	6/2026	(2,793)
USD	32,971	ILS	99,000	UBS AG	6/2026	(2,143)
USD	451,571	INR	43,338,072	BNP Paribas SA	6/2026	(3,859)
USD	1,762,802	INR	169,174,328	BNP Paribas SA	6/2026	(15,014)
USD	502,298	INR	48,237,827	BNP Paribas SA	6/2026	(4,623)
USD	800,000	INR	77,684,560	JPMorgan Chase Bank NA	6/2026	(16,370)
USD	283,329	INR	27,174,339	JPMorgan Chase Bank NA	6/2026	(2,240)
USD	1,581,961	INR	148,290,668	Citibank NA	8/2026	33,488
USD	2,285,311	JPY	363,241,729	BNP Paribas SA	6/2026	4,573
USD	681,880	JPY	106,710,470	BNP Paribas SA	6/2026	11,862
USD	3,635,996	JPY	578,726,234	Bank of America NA	6/2026	2,265
USD	846,000	JPY	134,121,004	BNP Paribas SA	6/2026	2,829
USD	1,120,000	JPY	176,881,340	BNP Paribas SA	6/2026	8,011
USD	354,000	JPY	56,116,257	Bank of America NA	6/2026	1,217
USD	580,000	JPY	91,594,377	Bank of America NA	6/2026	4,179
USD	1,587,780	JPY	252,459,084	BNP Paribas SA	7/2026	(1,308)
USD	4,994,620	JPY	793,559,161	State Street Bank & Trust Co	7/2026	(390)
USD	566,000	KRW	840,097,966	BNP Paribas SA	6/2026	9,026
USD	434,000	KRW	643,907,786	BNP Paribas SA	6/2026	7,098
USD	800,000	KRW	1,212,288,489	BNP Paribas SA	6/2026	(3,732)
USD	1,532,431	KRW	2,309,210,172	Citibank NA	6/2026	1,455
USD	15,734	MXN	273,000	Citibank NA	6/2026	8
USD	1,000,000	MXN	17,924,318	Citibank NA	6/2026	(32,562)
USD	2,730,099	MXN	47,629,310	Goldman Sachs Bank USA	6/2026	(13,671)
USD	3,053,740	MXN	54,416,000	Goldman Sachs Bank USA	6/2026	(80,990)
USD	2,686,021	MXN	46,297,595	JPMorgan Chase Bank NA	6/2026	18,966
USD	38,660	MXN	693,581	JPMorgan Chase Bank NA	6/2026	(1,295)
USD	58,075	MXN	1,042,419	JPMorgan Chase Bank NA	6/2026	(1,975)
USD	10,444	MXN	183,181	JPMorgan Chase Bank NA	12/2026	39
USD	900,000	MYR	3,626,550	State Street Bank & Trust Co	6/2026	(15,059)
USD	586,954	NOK	5,460,017	JPMorgan Chase Bank NA	6/2026	(3,545)
USD	1,620,000	NOK	15,649,266	BNP Paribas SA	6/2026	(72,051)
USD	1,080,000	NOK	10,438,922	JPMorgan Chase Bank NA	6/2026	(48,691)
USD	169,365	NOK	1,568,108	Citibank NA	7/2026	(143)
USD	419,225	NOK	3,895,212	Deutsche Bank AG	7/2026	(1,836)
USD	1,059,586	NZD	1,798,040	BNP Paribas SA	6/2026	(17,206)
USD	1,089,443	NZD	1,900,000	BNP Paribas SA	6/2026	(48,934)
USD	1,171,066	NZD	2,000,000	BNP Paribas SA	6/2026	(27,226)
USD	686,950	NZD	1,200,000	BNP Paribas SA	6/2026	(32,025)
USD	1,762,042	NZD	3,000,000	Bank of America NA	6/2026	(35,396)
USD	593,909	NZD	1,000,000	Goldman Sachs Bank USA	6/2026	(5,237)
USD	1,063,325	NZD	1,798,040	Barclays Bank PLC	7/2026	(14,495)
USD	1,001,358	PEN	3,436,659	Citibank NA	6/2026	(4,646)
USD	4,768	PEN	16,322	Citibank NA	6/2026	(10)
USD	516,000	PEN	1,820,190	Citibank NA	6/2026	(16,819)
USD	1,084,000	PEN	3,827,604	Citibank NA	6/2026	(36,444)
USD	600,000	PEN	2,047,800	State Street Bank & Trust Co	6/2026	553
USD	1,101,480	PEN	3,802,971	Citibank NA	7/2026	(10,279)
USD	1,108,321	PEN	3,802,971	Morgan Stanley	8/2026	(2,360)
USD	1,106,005	PEN	3,802,971	Citibank NA	9/2026	(2,012)
USD	1,864,681	PEN	6,422,333	Deutsche Bank AG	10/2026	(2,926)
USD	791,446	PEN	2,725,803	Morgan Stanley	11/2026	303
USD	1,630,033	PEN	5,697,780	Citibank NA	12/2026	(23,703)
USD	526,000	PHP	31,566,565	BNP Paribas SA	6/2026	13,391
USD	674,000	PHP	40,458,864	BNP Paribas SA	6/2026	16,990
USD	220,440	PHP	13,374,315	Citibank NA	6/2026	3,255
USD	893,447	PHP	53,770,083	Citibank NA	6/2026	20,276
USD	600,000	PHP	36,134,040	JPMorgan Chase Bank NA	6/2026	13,220
USD	437,996	PLN	1,596,743	BNP Paribas SA	6/2026	(2,265)
USD	477,575	PLN	1,744,906	Goldman Sachs Bank USA	6/2026	(3,539)
USD	1,300,000	PLN	4,739,095	BNP Paribas SA	6/2026	(6,668)
USD	4,491,815	PLN	16,165,000	BNP Paribas SA	6/2026	34,785
USD	223,000	PLN	829,257	BNP Paribas SA	6/2026	(5,644)
USD	600,000	PLN	2,213,888	BNP Paribas SA	6/2026	(10,415)
USD	277,000	PLN	1,028,643	BNP Paribas SA	6/2026	(6,618)
USD	35,043	PLN	129,000	Morgan Stanley	6/2026	(525)
USD	507,218	PLN	1,838,734	Bank of America NA	6/2026	247
USD	830,269	PLN	3,014,566	JPMorgan Chase Bank NA	6/2026	(899)
USD	65,910	SEK	610,000	BNP Paribas SA	6/2026	(208)
USD	1,700,000	SEK	15,950,701	BNP Paribas SA	6/2026	(28,903)
USD	1,300,000	SEK	12,119,069	BNP Paribas SA	6/2026	(13,591)
USD	600,000	SEK	5,677,259	BNP Paribas SA	6/2026	(15,360)
USD	64,731	SEK	600,000	JPMorgan Chase Bank NA	6/2026	(303)
USD	73,625	SEK	685,000	JPMorgan Chase Bank NA	6/2026	(622)
USD	807,452	SEK	7,480,000	JPMorgan Chase Bank NA	6/2026	(3,308)
USD	711,438	SGD	906,864	Deutsche Bank AG	6/2026	869
USD	95,085	SGD	121,000	BNP Paribas SA	6/2026	173
USD	700,000	SGD	886,176	BNP Paribas SA	6/2026	4,892
USD	2,300,000	SGD	2,917,633	BNP Paribas SA	6/2026	11,437
USD	145,431	SGD	185,000	Barclays Bank PLC	6/2026	318
USD	229,084	SGD	292,133	Barclays Bank PLC	7/2026	(309)
USD	273,472	SGD	349,108	Deutsche Bank AG	7/2026	(659)
USD	206,934	SGD	263,756	Deutsche Bank AG	7/2026	(177)
USD	2,751,000	THB	88,658,405	BNP Paribas SA	6/2026	23,024
USD	148,000	THB	4,789,724	Bank of America NA	6/2026	623
USD	600,000	THB	19,509,300	Barclays Bank PLC	6/2026	(292)
USD	1,000	THB	32,222	Citibank NA	6/2026	9
USD	608,000	THB	19,998,227	Goldman Sachs Bank USA	6/2026	(7,336)
USD	492,000	THB	16,187,454	JPMorgan Chase Bank NA	6/2026	(6,080)
USD	563,197	THB	18,300,523	JPMorgan Chase Bank NA	9/2026	(4,180)
USD	13,141	TRY	604,075	Barclays Bank PLC	6/2026	(22)
USD	13,163	TRY	604,624	Barclays Bank PLC	6/2026	(12)
USD	18,938	TRY	875,999	Goldman Sachs Bank USA	6/2026	(150)
USD	18,035	TRY	839,326	Barclays Bank PLC	6/2026	(237)
USD	50,725	TRY	2,364,955	Barclays Bank PLC	6/2026	(666)
USD	13,328	TRY	628,542	Barclays Bank PLC	6/2026	(204)
USD	28,925	TRY	1,381,834	Goldman Sachs Bank USA	7/2026	(137)
USD	1,000,000	TWD	31,899,000	Barclays Bank PLC	6/2026	(16,232)
USD	2,601,820	TWD	82,810,720	Deutsche Bank AG	6/2026	(36,348)
USD	2,740,620	TWD	86,754,319	JPMorgan Chase Bank NA	9/2026	(37,798)
USD	900,000	ZAR	14,975,482	BNP Paribas SA	6/2026	(22,418)
USD	400,000	ZAR	6,728,368	BNP Paribas SA	6/2026	(14,435)
USD	136,140	ZAR	2,292,000	Bank of America NA	6/2026	(5,037)
USD	54,118	ZAR	894,000	Bank of America NA	6/2026	(948)
ZAR	20,765,764	USD	1,251,000	BNP Paribas SA	6/2026	28,072
ZAR	2,470,366	USD	149,000	BNP Paribas SA	6/2026	3,163
ZAR	7,686,000	USD	467,315	Bank of America NA	6/2026	6,106
ZAR	20,459,350	USD	1,258,000	JPMorgan Chase Bank NA	6/2026	2,198
ZAR	5,564,102	USD	342,000	JPMorgan Chase Bank NA	6/2026	722
ZAR	919,000	USD	55,501	Morgan Stanley	6/2026	1,105
ZAR	736,000	USD	44,681	State Street Bank & Trust Co	6/2026	653

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(560,415)
Unrealized Appreciation						2,128,519
Unrealized Depreciation						(2,688,934)

Credit Default Swaps
Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty(3)	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(2)(5)		Value ($)(1)	Upfront Premium Received/ (Paid) ($)(4)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
iTraxx Crossover Series 44 Index		12/2030	ICE	(5%)	Quarterly	EUR	1,350,000	(28,672)	0	(28,672)
5Y CDX EM CDSI Series 44 Index		12/2030	ICE	(1%)	Quarterly		4,000,000	(48,351)	0	(48,351)

TOTAL BUY PROTECTION								(77,023)	0	(77,023)
Sell Protection
iTraxx Crossover Series 44 Index	NR	12/2030	Bank of America NA	5%	Quarterly	EUR	200,000	45,664	(40,380)	5,284
CDX NA IG SERIES 46 5YR	NR	6/2031	ICE	1%	Quarterly		13,200,000	21,672	0	21,672
CDX EM CDSI S45 5YR	NR	6/2031	ICE	1%	Quarterly		8,200,000	69,967	0	69,967
5Y CDX NA IG Series 45 Index	NR	6/2031	ICE	5%	Quarterly	EUR	12,000,000	582,407	0	582,407
iTraxx Europe Series 45 Index	NR	6/2031	ICE	1%	Quarterly	EUR	37,000,000	392,717	0	392,717
CDX NA IG SERIES 46 5YR	NR	6/2031	ICE	1%	Quarterly		68,000,000	498,066	0	498,066
CDX EM CDSI S45 5YR	NR	6/2031	ICE	1%	Quarterly		3,000,000	63,055	0	63,055
CDX NA HY SERIES 46 5YR	NR	6/2031	ICE	5%	Quarterly		2,079,000	18,576	0	18,576
CDX NA HY SERIES 46 5YR	NR	6/2031	ICE	5%	Quarterly		4,950,000	246,432	0	246,432
iTraxx Europe Series 45 Index	NR	6/2031	ICE	1%	Quarterly	EUR	8,200,000	16,088	0	16,088
iTraxx Crossover Series 45 Index	NR	6/2031	ICE	5%	Quarterly	EUR	2,000,000	42,805	0	42,805

TOTAL SELL PROTECTION								1,997,449	(40,380)	1,957,069
TOTAL CREDIT DEFAULT SWAPS								1,920,426	(40,380)	1,880,046

(1)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.
(2)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.
(3)Swaps with Intercontinental Exchange (ICE) are centrally cleared swaps.
(4)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
(5)Notional amount is stated in U.S. Dollars unless otherwise noted.
Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)		Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
US CPI Urban Consumer NSA Index(4)	At Maturity	2.525%	At Maturity	LCH	6/2033		900,000	10,613	0	10,613
US CPI Urban Consumer NSA Index(4)	At Maturity	2.595%	At Maturity	LCH	7/2033		2,900,000	27,954	0	27,954
2.5%	At Maturity	US CPI Urban Consumer NSA Index(4)	At Maturity	LCH	3/2033		3,800,000	(67,412)	0	(67,412)
3.952%	Annual	6M WIBID(4)	Semi-Annual	CME	7/2030	PLN	5,845,000	16,823	0	16,823
US CPI Urban Consumer NSA Index(4)	At Maturity	2.5975%	At Maturity	LCH	4/2034		2,400,000	4,940	0	4,940
13.47%	At Maturity	Brazil CETIP Interbank Deposit Rate(4)	At Maturity	CME	1/2031	BRL	2,400,000	(5,827)	0	(5,827)
7.56%	Quarterly	3M JIBAR(4)	Quarterly	CME	9/2030	ZAR	91,700,000	(98,582)	0	(98,582)
4.13%	Annual	6M PRIBOR(4)	Semi-Annual	CME	10/2035	CZK	47,700,000	(46,813)	0	(46,813)
6.86%	Quarterly	3M JIBAR(4)	Quarterly	CME	10/2030	ZAR	8,800,000	(12,568)	0	(12,568)
4.195%	Annual	6M WIBID(4)	Semi-Annual	CME	9/2030	PLN	25,600,000	7,487	0	7,487
6M PRIBOR(4)	Semi-Annual	3.705%	Annual	CME	8/2030	CZK	59,800,000	(14,005)	0	(14,005)
Colombia Overnight Interbank Rate(4)	Quarterly	9.115%	Quarterly	CME	10/2030	COP	6,890,900,000	164,933	0	164,933
12.8%	At Maturity	Brazil CETIP Interbank Deposit Overnight Rate(4)	At Maturity	CME	1/2031	BRL	10,400,000	(52,399)	0	(52,399)
8.071%	Lunar	1D TIIE(4)	Lunar	CME	9/2035	MXN	40,500,000	(63,870)	0	(63,870)
3.575%	Annual	6M PRIBOR(4)	Semi-Annual	CME	7/2030	CZK	130,600,000	(134,518)	0	(134,518)
7.6225%	Lunar	1D TIIE(4)	Lunar	CME	3/2031	MXN	12,400,000	(2,906)	0	(2,906)
Colombia Overnight Interbank Rate(4)	Quarterly	11.11%	Quarterly	CME	3/2031	COP	2,701,700,000	13,906	0	13,906
Colombia Overnight Interbank Rate(4)	Quarterly	11.1538%	Quarterly	CME	3/2031	COP	1,543,800,000	7,272	0	7,272
Colombia Overnight Interbank Rate(4)	Quarterly	10.83%	Quarterly	CME	3/2031	COP	7,689,100,000	39,837	0	39,837
3%	Annual	6M EURIBOR(4)	Semi-Annual	LCH	9/2056	EUR	100,000	659	0	659
2.75%	Annual	6M EURIBOR(4)	Semi-Annual	LCH	9/2036	EUR	300,000	1,832	0	1,832
U.S. SOFR Index(4)	Annual	3%	Annual	LCH	9/2028		10,100,000	(9,527)	0	(9,527)
7.75%	Lunar	1D TIIE(4)	Lunar	CME	3/2031	MXN	12,200,000	(14,759)	0	(14,759)
Canadian Overnight Repo Rate(4)	Semi-Annual	2.5%	Semi-Annual	LCH	9/2028	CAD	4,500,000	(3,202)	0	(3,202)
Canadian Overnight Repo Rate(4)	Semi-Annual	3%	Semi-Annual	LCH	9/2036	CAD	400,000	6,074	0	6,074
3.25%	Semi-Annual	Canadian Overnight Repo Rate(4)	Semi-Annual	LCH	9/2056	CAD	600,000	484	0	484
7.18%	Quarterly	3M JIBAR(4)	Quarterly	CME	12/2030	ZAR	11,600,000	(27,750)	0	(27,750)
5%	Semi-Annual	6M BBSW(4)	Semi-Annual	LCH	9/2036	AUD	4,900,000	11,361	0	11,361
4.5%	Annual	SONIA(4)	Annual	LCH	9/2056	GBP	600,000	679	0	679
SONIA(4)	Annual	4%	Annual	LCH	9/2036	GBP	2,500,000	(4,812)	0	(4,812)
SONIA(4)	Annual	3.5%	Annual	LCH	9/2028	GBP	2,200,000	35,332	0	35,332
6M EURIBOR(4)	Semi-Annual	2.25%	Annual	LCH	9/2028	EUR	7,000,000	59,195	0	59,195
3M Australia Bank Bill Swap Rate(4)	Quarterly	4.25%	Quarterly	LCH	9/2028	AUD	22,400,000	58,950	0	58,950
Canadian Overnight Repo Rate(4)	Semi-Annual	2.75%	Semi-Annual	LCH	9/2031	CAD	1,000,000	(683)	0	(683)
3M KORIBOR(4)	Quarterly	3.5%	Quarterly	LCH	9/2031	KRW	819,900,000	15,799	0	15,799
3M TAIBOR(4)	Quarterly	2.25%	Quarterly	LCH	9/2031	TWD	89,300,000	8,590	0	8,590
3M HIBOR(4)	Quarterly	2.75%	Quarterly	LCH	9/2031	HKD	33,400,000	15,948	0	15,948
KLIBOR(4)	Quarterly	3.5%	Quarterly	LCH	9/2031	MYR	25,600,000	19,013	0	19,013
1.5%	Quarterly	China Fixing Repo 7D Rate(4)	Quarterly	LCH	9/2031	CNY	44,900,000	21,702	0	21,702
1.75%	Semi-Annual	SORA(4)	Semi-Annual	LCH	9/2031	SGD	3,900,000	(18,236)	0	(18,236)
FBIL MIFOR(4)	Semi-Annual	6.25%	Semi-Annual	LCH	9/2031	INR	354,000,000	61,329	0	61,329
THOR(4)	Quarterly	1.5%	Quarterly	LCH	9/2031	THB	87,900,000	(3,443)	0	(3,443)
6M PRIBOR(4)	Semi-Annual	4%	Annual	CME	6/2036	CZK	46,900,000	33,922	0	33,922
TONAR(4)	Annual	2%	Annual	LCH	9/2036	JPY	469,400,000	72,126	0	72,126
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	9/2036		900,000	(12,300)	0	(12,300)
U.S. SOFR Index(4)	Annual	3.25%	Annual	LCH	9/2031		2,200,000	22,948	0	22,948
4%	Annual	U.S. SOFR Index(4)	Annual	LCH	9/2056		287,000	6,782	0	6,782
TONAR(4)	Annual	2.75%	Annual	LCH	9/2056	JPY	395,400,000	78,406	0	78,406
Brazil CETIP Interbank Deposit Overnight Rate(4)	At Maturity	12.975%	At Maturity	CME	1/2031	BRL	38,900,000	44,373	0	44,373
6M WIBID(4)	Semi-Annual	3.75%	Annual	CME	6/2031	PLN	37,600,000	57,312	0	57,312
6M PRIBOR(4)	Semi-Annual	3.9625%	Annual	CME	11/2030	CZK	88,700,000	(88,084)	0	(88,084)
SHIR(4)	Annual	3.25%	Annual	LCH	6/2031	ILS	2,500,000	(19,004)	0	(19,004)
3M Chile Interbank Offer Rate(4)	Semi-Annual	5%	Semi-Annual	CME	6/2031	CLP	1,921,700,000	(11,018)	0	(11,018)
3M JIBAR(4)	Quarterly	6.522%	Quarterly	CME	1/2031	ZAR	134,000,000	(61,041)	0	(61,041)
3M Chile Interbank Offer Rate(4)	Semi-Annual	5.15%	Semi-Annual	CME	6/2031	CLP	1,574,100,000	(15,425)	0	(15,425)
3M Chile Interbank Offer Rate(4)	Semi-Annual	5.06%	Semi-Annual	CME	3/2031	CLP	29,400,000	(230)	0	(230)
11.73%	Quarterly	Colombia Overnight Interbank Rate(4)	Quarterly	CME	6/2031	COP	5,177,000,000	(10,053)	0	(10,053)
1D TIIE(4)	Lunar	8.25%	Lunar	CME	3/2036	MXN	34,300,000	(9,698)	0	(9,698)
6M BUBOR(4)	Semi-Annual	5.75%	Annual	CME	6/2031	HUF	60,300,000	(2,983)	0	(2,983)
SORA(4)	Semi-Annual	2%	Semi-Annual	LCH	9/2031	SGD	6,600,000	(49,452)	0	(49,452)
13.1803%	At Maturity	Brazil CETIP Interbank Deposit Rate(4)	At Maturity	CME	1/2031	BRL	23,300,000	(34,281)	0	(34,281)
13.1715%	At Maturity	Brazil CETIP Interbank Deposit Rate(4)	At Maturity	CME	1/2031	BRL	1,100,000	(377)	0	(377)
1D TIIE(4)	Lunar	8%	Lunar	CME	6/2031	MXN	14,500,000	(6,103)	0	(6,103)
Brazil CETIP Interbank Deposit Rate(4)	At Maturity	14.02%	At Maturity	CME	1/2031	BRL	15,300,000	(20,869)	0	(20,869)
TOTAL INTEREST RATE SWAPS								4,351	0	4,351

(1)Swaps with CME Group (CME) and LCH Clearnet Group (LCH) are centrally cleared swaps.
(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
(3)Notional amount is stated in U.S. Dollars unless otherwise noted.
(4)Represents floating rate.
Total Return Swaps
Underlying Reference	Pay/ Receive Reference	Reference Payment Frequency	Financing Rate	Financing Frequency	Counterparty	Maturity Date	Notional Amount		Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
SET 50 Index	Receives	At Maturity	None	At Maturity	Morgan Stanley Capital Services	6/2026	THB	38,649,824	76,152	0	76,152
Bovespa Index	Receives	At Maturity	None	At Maturity	Goldman Sachs International	6/2026	BRL	2,436,516	(66,459)	0	(66,459)
KOSPI 200 Index	Receives	At Maturity	None	At Maturity	Morgan Stanley & Co International PLC	6/2026	KRW	244,637,495	61,545	0	61,545
KOSPI 200 Index	Receives	At Maturity	None	At Maturity	Morgan Stanley & Co International PLC	6/2026	KRW	293,174,996	29,377	0	29,377
SET 50 Index	Receives	At Maturity	None	At Maturity	Morgan Stanley & Co International PLC	6/2026	THB	6,096,000	(553)	0	(553)
TOTAL RETURN SWAPS									100,062	0	100,062

Currency Abbreviations
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNY	-	Chinese (Peoples Rep) Yuan
COP	-	Colombian Peso
CZK	-	Czech Koruna
EUR	-	European Monetary Unit (Euro)
GBP	-	British Pound Sterling
HKD	-	Hong Kong Dollar
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian New Sol
PHP	-	Philippines
PLN	-	Polish Zloty
RON	-	Romanian Leu
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	New Turkish Lira
TWD	-	Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)	Affiliated fund.
(e)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $933,603 or 0.0% of net assets.

(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,777,694 or 0.4% of net assets.

(i)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(j)	Zero coupon bond which is issued at a discount.
(k)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(l)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $954,549.
(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(n)	The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	5,526,995	1,823,534	6,296,937	93,511	61	-	1,053,653	1,053,442	0.0%
Total	5,526,995	1,823,534	6,296,937	93,511	61	-	1,053,653

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Investments Money Market Government Portfolio - Institutional Class	245,828,347	543,933,162	674,646,882	3,504,144	-	-	115,114,627	115,114,627
Fidelity SAI Alternative Risk Premia Commodity Strategy Fund	60,687,860	1,787,173	30,000,000	1,787,173	(2,439,473)	(6,826,209)	23,209,351	2,979,378
Fidelity SAI Alternative Risk Premia Currency Strategy Fund	26,949,787	-	27,506,910	-	(684,469)	1,246,667	5,075	563
Fidelity SAI Convertible Arbitrage Fund	448,191,399	116,663,730	-	41,663,729	-	14,472,216	579,327,345	51,587,475
	781,657,393	662,384,065	732,153,792	46,955,046	(3,123,942)	8,892,674	717,656,398

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Alternative Funds	1,985,458,904	1,985,458,904	-	-

Asset-Backed Securities	6,774,715	-	6,774,715	-

Collateralized Mortgage Obligations	3,208,281	-	3,208,281	-

Fixed-Income Funds	273,345,747	273,345,747	-	-

Foreign Government and Government Agency Obligations	37,911	-	37,911	-

Non-Convertible Corporate Bonds
Communication Services	498,487	-	498,487	-
Consumer Discretionary	1,394,971	-	1,394,971	-
Consumer Staples	695,110	-	695,110	-
Financials	7,404,387	-	7,404,387	-
Information Technology	197,310	-	197,310	-
Utilities	998,202	-	998,202	-

Repurchase Agreements	41,700,000	-	41,700,000	-

U.S. Government Agency - Mortgage Securities	20,321,211	-	20,321,211	-

Commercial Paper	6,470,961	-	6,470,961	-

U.S. Treasury Obligations	6,746,561	-	6,746,561	-

Money Market Funds	294,721,025	294,721,025	-	-

Purchased Options	813,683	813,683	-	-
Total Investments in Securities:	2,650,787,466	2,554,339,359	96,448,107	-
Derivative Instruments:

Assets
Futures Contracts	31,897,000	31,897,000	-	-
Forward Foreign Currency Contracts	2,128,519	-	2,128,519	-
Swaps	3,091,104	-	3,091,104	-
Total Assets	37,116,623	31,897,000	5,219,623	-

Liabilities
Futures Contracts	(18,312,534)	(18,312,534)	-	-
Forward Foreign Currency Contracts	(2,688,934)	-	(2,688,934)	-
Swaps	(1,066,265)	-	(1,066,265)	-
Total Liabilities	(22,067,733)	(18,312,534)	(3,755,199)	-
Total Derivative Instruments:	15,048,890	13,584,466	1,464,424	-
Other Financial Instruments:

TBA Sale Commitments	(19,205,750)	-	(19,205,750)	-
Total Other Financial Instruments:	(19,205,750)	-	(19,205,750)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of May 31, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Consolidated Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Commodity Risk
Futures Contracts (a)	1,672,280	(1,761,127)
Total Commodity Risk	1,672,280	(1,761,127)
Credit Risk
Swaps (b)(c)	1,997,449	(77,023)
Total Credit Risk	1,997,449	(77,023)
Equity Risk
Futures Contracts (a)	21,207,415	(14,458,509)
Purchased Options (d)	813,683	-
Swaps (c)	167,074	(67,012)
Total Equity Risk	22,188,172	(14,525,521)
Foreign Exchange Risk
Forward Foreign Currency Contracts (e)	2,128,519	(2,688,934)
Futures Contracts (a)	2,599,792	(875,198)
Total Foreign Exchange Risk	4,728,311	(3,564,132)
Interest Rate Risk
Futures Contracts (a)	6,417,513	(1,217,700)
Swaps (b)	883,074	(854,818)
Total Interest Rate Risk	7,300,587	(2,072,518)
Other Risk
Swaps (b)	43,507	(67,412)
Total Other Risk	43,507	(67,412)
Total Value of Derivatives	37,930,306	(22,067,733)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Consolidated Schedule of Investments. In the Consolidated Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
(b)For centrally cleared swaps, reflects gross cumulative appreciation (depreciation) as presented in the Consolidated Schedule of Investments. In the Consolidated Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared swaps is included in receivable or payable for daily variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in Total accumulated earnings (loss).
(c)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Consolidated Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-item(s).
(d)Gross value is presented in the Consolidated Statement of Assets and Liabilities in the Investments in Securities, at value line-item.
(e)Gross value is presented in the Consolidated Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-item(s).
Consolidated Financial Statements
Consolidated Statement of Assets and Liabilities
As of May 31, 2026
Assets
Investment in securities, at value (including repurchase agreements of $41,700,000) - See accompanying schedule:
Unaffiliated issuers (cost $1,808,368,638)	$1,932,077,415
Fidelity Central Funds (cost $1,053,653)	1,053,653
Other affiliated issuers (cost $689,055,125)	717,656,398

Total Investment in Securities (cost $2,498,477,416)		$2,650,787,466
Segregated cash with brokers for derivative instruments		107,765,347
Foreign currency held at value (cost $764,035)		764,665
Receivable for investments sold		232,069
Receivable for TBA sale commitments		19,088,828
Unrealized appreciation on forward foreign currency contracts		2,128,519
Receivable for fund shares sold		2,131,440
Dividends receivable		536,552
Interest receivable		184,564
Distributions receivable from Fidelity Central Funds		2,483
Receivable for variation margin on futures contracts		352,194
Receivable for daily variation margin on centrally cleared swaps		70,911
Bi-lateral OTC swaps, at value		212,738
Prepaid expenses		3,931
Other receivables		5,021
Total assets		2,784,266,728
Liabilities
Payable to custodian bank	$233,024
Segregated cash from brokers for derivative instruments	540,000
Payable for investments purchased
Regular delivery	23,556,977
Delayed delivery	20,284,613
TBA sale commitments, at value	19,205,750
Unrealized depreciation on forward foreign currency contracts	2,688,934
Payable for unsettled total return swaps	65
Payable for fund shares redeemed	1,869,783
Bi-lateral OTC swaps, at value	67,012
Accrued management fee	300,032
Payable for variation margin on futures contracts	894,930
Payable for daily variation margin on centrally cleared swaps	103,421
Other payables and accrued expenses	166,539
Total liabilities		69,911,080
Net Assets		$2,714,355,648
Net Assets consist of:
Paid in capital		$2,601,403,283
Total accumulated earnings (loss)		112,952,365
Net Assets		$2,714,355,648
Net Asset Value, offering price and redemption price per share ($2,714,355,648 ÷ 262,108,889 shares)		$10.36
Consolidated Statement of Operations
Year ended May 31, 2026
Investment Income
Dividends:
Unaffiliated issuers		$80,381,737
Affiliated issuers		46,949,986
Interest		6,653,386
Income from Fidelity Central Funds		93,511
Total income		134,078,620
Expenses
Management fee	$9,876,386
Custodian fees and expenses	26,254
Independent trustees' fees and expenses	10,766
Registration fees	41,260
Audit fees	125,830
Subsidiary directors' fees	30,644
Legal	18,864
Miscellaneous	9,714
Total expenses before reductions	10,139,718
Expense reductions	(6,409,234)
Total expenses after reductions		3,730,484
Net Investment income (loss)		130,348,136
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	3,663,011
Fidelity Central Funds	61
Other affiliated issuers	(3,123,942)
Forward foreign currency contracts	(454,505)
Foreign currency transactions	(635,494)
Futures contracts	27,561,276
Swaps	1,128,599
Capital gain distributions from underlying funds:
Unaffiliated issuers	18,054,746
Affiliated issuers	5,060
Total net realized gain (loss)		46,198,812
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $29,752)	57,062,213
Affiliated issuers	8,892,674
Forward foreign currency contracts	1,305,640
Assets and liabilities in foreign currencies	(25,662)
Futures contracts	8,510,492
Swaps	1,433,580
TBA sale commitments	(72,215)
Total change in net unrealized appreciation (depreciation)		77,106,722
Net gain (loss)		123,305,534
Net increase (decrease) in net assets resulting from operations		$253,653,670
Consolidated Statement of Changes in Net Assets

	Year ended May 31, 2026	Year ended May 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$130,348,136	$115,305,326
Net realized gain (loss)	46,198,812	(12,695,753)
Change in net unrealized appreciation (depreciation)	77,106,722	59,317,619
Net increase (decrease) in net assets resulting from operations	253,653,670	161,927,192
Distributions to shareholders	(145,254,768)	(101,736,688)

Share transactions
Proceeds from sales of shares	795,396,077	1,407,311,694
Reinvestment of distributions	144,703,517	99,442,789
Cost of shares redeemed	(1,162,435,039)	(1,159,333,269)

Net increase (decrease) in net assets resulting from share transactions	(222,335,445)	347,421,214
Total increase (decrease) in net assets	(113,936,543)	407,611,718

Net Assets
Beginning of period	2,828,292,191	2,420,680,473
End of period	$2,714,355,648	$2,828,292,191

Other Information
Shares
Sold	78,318,838	142,620,726
Issued in reinvestment of distributions	14,679,605	10,304,952
Redeemed	(114,908,161)	(118,044,627)
Net increase (decrease)	(21,909,718)	34,881,051

Consolidated Financial Highlights
Strategic Advisers® Alternatives Fund

Years ended May 31,	2026	2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$9.96	$9.72	$9.57	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.52	.43	.30	.40
Net realized and unrealized gain (loss)	.49	.17	.22	(.41)
Total from investment operations	1.01	.60	.52	(.01)
Distributions from net investment income	(.57)	(.33)	(.34)	(.29)
Distributions from net realized gain	(.04)	(.03)	(.03)	(.14)
Total distributions	(.61)	(.36)	(.37)	(.42) D
Net asset value, end of period	$10.36	$9.96	$9.72	$9.57
Total Return E,F	10.51%	6.32%	5.58%	(.11)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.40%	.39%	.36%	.33% I,J
Expenses net of fee waivers, if any	.15%	.14%	.11%	.08% I,J
Expenses net of all reductions, if any	.15%	.14%	.11%	.08% I,J
Net investment income (loss)	5.09%	4.42%	3.12%	4.62% I
Supplemental Data
Net assets, end of period (000 omitted)	$2,714,356	$2,828,292	$2,420,680	$2,378,452
Portfolio turnover rate K	52%	109%	106%	64% I

AFor the period July 12, 2022 (commencement of operations) through May 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAudit fees are not annualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Consolidated Financial Statements

For the period ended May 31, 2026

1. Organization.
Strategic Advisers Alternatives Fund (the Fund) is a non-diversified fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to certain managed account clients of Strategic Advisers LLC (Strategic Advisers), an affiliate of Fidelity Management & Research Company LLC (FMR).
2. Consolidated Subsidiary.
The Funds included in the table below hold certain commodity-related investments through a wholly owned subsidiary (the "Subsidiary"). As of period end, the investments in the Subsidiaries, were as follows:

	Subsidiary Name	Net Assets of Subsidiary ($)	% of Fund's Total Assets
Strategic Advisers Alternatives Fund	Strategic Advisers Alternatives Fund Cayman Ltd.	8,614,397.3
Strategic Advisers Alternatives Fund	Strategic Advisers Alternatives Fund Cayman Ltd. 2	30,667,051	1.1

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's consolidated financial statements and consolidated financial highlights. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, U.S. government and government agency obligations and commercial paper are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in commodities are valued at their last traded price at 4:00 p.m. Eastern time each business day and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2026 is included at the end of the Fund's Consolidated Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Consolidated Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of May 31, 2026, the Fund did not have any unrecognized tax benefits in the consolidated financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Consolidated Statement of Assets and Liabilities.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), swaps, futures and options transactions, market discount, foreign currency transactions, controlled foreign corporations, capital loss carryforwards and losses deferred due to wash sales and offsetting positions.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$186,870,900
Gross unrealized depreciation	(27,754,119)
Net unrealized appreciation (depreciation)	$159,116,781
Tax Cost	$2,498,593,615

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$22,242,405
Capital loss carryforward	$(68,721,947)
Net unrealized appreciation (depreciation) on securities and other investments	$159,146,582

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(41,205,738)
Long-term	(27,516,209)
Total capital loss carryforward	$(68,721,947)

The tax character of distributions paid was as follows:

	May 31, 2026	May 31, 2025
Ordinary Income	$145,254,768	$ 101,736,688

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, funds and other registered investment companies having management contracts with Fidelity Management and Research Company LLC, or its affiliates are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The collateral balance is monitored on a daily basis to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Consolidated Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Consolidated Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Consolidated Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Consolidated Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. A fund realizes a gain or loss on settlement, either through the acquisition of an offsetting TBA purchase commitment on or before the sale commitment date, or by delivery of the securities under the commitment.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Consolidated Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, forward foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Commodity Risk	Commodity risk is the risk that the value of a commodity will fluctuate as a result of changes in market prices.
Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.
Other Risk	Other risk includes inflation risk, which relates to the fluctuations in the value of interest-bearing securities due to changes in inflation rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Consolidated Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Consolidated Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Consolidated Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Strategic Advisers Alternatives Fund
Commodity Risk
Futures Contracts	14,431,006	(2,435,651)
Total Commodity Risk	14,431,006	(2,435,651)
Credit Risk
Swaps	2,046,571	53,657
Total Credit Risk	2,046,571	53,657
Equity Risk
Futures Contracts	15,587,994	5,036,985
Purchased Options	(5,713,354)	(462,799)
Swaps	1,040,946	98,389
Total Equity Risk	10,915,586	4,672,575
Foreign Exchange Risk
Futures Contracts	(6,366,179)	1,623,755
Forward Foreign Currency Contracts	(454,505)	1,305,640
Total Foreign Exchange Risk	(6,820,684)	2,929,395
Interest Rate Risk
Futures Contracts	3,908,455	4,285,403
Swaps	(1,910,311)	1,277,299
Total Interest Rate Risk	1,998,144	5,562,702
Other Risk
Swaps	(48,607)	4,235
Total Other Risk	(48,607)	4,235
Totals	22,522,016	10,786,913

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Consolidated Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Consolidated Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Consolidated Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Consolidated Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period, unless an average contract value is presented in the table below.

Average Contracts Amount ($)
Strategic Advisers Alternatives Fund	246,795,855

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market, commodities market, bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily. Subsequent payments from or to a fund are made or as needed depending on the fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in variation margin on futures contracts in the Consolidated Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Consolidated Statement of Operations.

Any open futures contracts at period end are presented in the Consolidated Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Strategic Advisers Alternatives Fund	2,140,297,917

Any securities deposited to meet initial margin requirements are identified in the Consolidated Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Consolidated Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. Exchange-traded options were used to manage exposure to the market.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Consolidated Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Consolidated Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Consolidated Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Consolidated Statement of Operations.

Any open options at period end are presented in the Consolidated Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Consolidated Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Consolidated Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Consolidated Schedule of Investments.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Consolidated Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Consolidated Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Consolidated Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Consolidated Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Consolidated Statement of Operations.

Any open swaps at period end are included in the Consolidated Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Strategic Advisers Alternatives Fund	450,575,134

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Consolidated Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Consolidated Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Inflation Indexed Swaps. Inflation indexed swaps are agreements between counterparties to exchange cash flows, one based on the rate of inflation based on the Consumer Price Index (CPI), and the other on a fixed or floating rate. A fund enters into inflation indexed swaps to manage its exposure to inflation.

Total Return Swaps. Total return swaps are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual asset or a basket of assets (i.e., an index), and the other on a fixed or floating rate. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting payment obligation, a fund will receive a payment from or make a payment to the counterparty at the specified payment frequency. A fund enters into total return swaps to manage its market exposure.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Strategic Advisers Alternatives Fund	1,090,134,680	1,335,168,208
6. Fees and Other Transactions with Affiliates.
Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month to the aggregate of the fee rates, payable monthly by the investment adviser, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 2.00% of the Fund's average net assets. For the reporting period, the total annual management fee rate was .39% of the Fund's average net assets.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Sub-Advisers. Capital Fund Management S.A., Fidelity Diversifying Solutions LLC (an affiliate of the investment adviser) and Pacific Investment Management Company LLC each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid as described in the Management Fee note.

FIL Investment Advisers (FIL) has been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, FIL has not been allocated any portion of the Fund's assets. FIL in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Consolidated Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Strategic Advisers Alternatives Fund	$4,850

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
8. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Consolidated Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Strategic Advisers Alternatives Fund	1,908
9. Expense Reductions.
The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2028. During the period, this waiver reduced the Fund's management fee by $6,403,757.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $5,477.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	Strategic Advisers Alternatives Fund
Fidelity SAI Alternative Risk Premia Commodity Strategy Fund	30%
Fidelity SAI Convertible Arbitrage Fund	46%
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Rutland Square Trust II and Shareholders of Strategic Advisers Alternatives Fund
Opinion on the Financial Statements
We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of Strategic Advisers Alternatives Fund and its subsidiaries (one of the funds constituting Fidelity Rutland Square Trust II, referred to hereafter as the "Fund") as of May 31, 2026, the related consolidated statement of operations for the year ended May 31, 2026, the consolidated statement of changes in net assets for each of the two years in the period ended May 31, 2026, including the related notes, and the consolidated financial highlights for each of the three years in the period ended May 31, 2026 and for the period July 12, 2022 (commencement of operations) through May 31, 2023 (collectively referred to as the "consolidated financial statements"). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2026 and the financial highlights for each of the three years in the period ended May 31, 2026 and for the period July 12, 2022 (commencement of operations) through May 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These consolidated financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. Our procedures included confirmation of securities owned as of May 31, 2026 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
July 15, 2026
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 19.80% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $10,715,275 of distributions paid during the fiscal year ended 2026 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 0% and 2% of the dividends distributed in July and December, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 0.00% and 1.75% of the dividends distributed in July and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Strategic Advisers Alternatives Fund	07/14/2025	$0.0076	$0.0008
Strategic Advisers Alternatives Fund	12/31/2025	$0.0440	$0.0025

The fund will notify shareholders in the first quarter of 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the consolidated financial statements for each Fund as part of Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9905800.103
SAA-ANN-0726
Strategic Advisers® U.S. Total Stock Fund

Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public

Annual Report
May 31, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Strategic Advisers® U.S. Total Stock Fund
Schedule of Investments May 31, 2026
Showing Percentage of Net Assets
Asset-Backed Securities - 0.3%
		Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.0%
Invesco US CLO Ltd Series 2026-3A Class AR, CME Term SOFR 3 month Index + 1.21%, 0% 7/20/2037 (i)(k)(l)		2,100,000	2,100,011
Unity-Peace Park CLO Ltd Series 2026-1A Class A1R, CME Term SOFR 3 month Index + 1.06%, 4.7352% 4/20/2035 (i)(k)(l)		4,800,000	4,800,470
TOTAL BAILIWICK OF JERSEY			6,900,481
GRAND CAYMAN (UK OVERSEAS TER) - 0.1%
522 Funding CLO Ltd Series 2024-6A Class A1R2, CME Term SOFR 3 month Index + 1.2%, 4.8661% 10/23/2034 (i)(k)(l)		3,250,000	3,252,369
AGL CLO 9 Ltd Series 2026-9A Class AR2, CME Term SOFR 3 month Index + 1.2%, 5.0404% 4/20/2037 (i)(k)(l)		3,800,000	3,806,262
AMMC CDO Series 2024-24A Class AR, CME Term SOFR 3 month Index + 1.2%, 4.8752% 1/20/2035 (i)(k)(l)		3,500,000	3,501,750
Anchorage Credit Funding 12 Ltd Series 2020-12A Class A1, 3.177% 10/25/2038 (i)		550,748	534,202
Anchorage Credit Funding 13 Ltd Series 2021-13A Class A1, 2.875% 7/27/2039 (i)		300,000	285,207
Anchorage Credit Funding 3 Ltd Series 2021-3A Class A1R, 2.871% 1/28/2039 (i)		482,669	463,712
Anchorage Credit Funding 4 Ltd Series 2021-4A Class AR, 2.723% 4/27/2039 (i)		300,000	286,438
Apidos CLO XXX Series 2024-XXXA Class A2R, CME Term SOFR 3 month Index + 1.5%, 5.1752% 10/18/2031 (i)(k)(l)		1,550,000	1,550,237
Ares XXVII CLO Ltd Series 2024-2A Class AR3, CME Term SOFR 3 month Index + 1.15%, 4.8201% 10/28/2034 (i)(k)(l)		3,000,000	3,002,652
Atlantic Ave Ltd / Atlantic Ave LLC Series 2024-3A Class A, CME Term SOFR 3 month Index + 1.26%, 4.9352% 1/20/2035 (i)(k)(l)		2,500,000	2,500,795
Atlas Senior Loan Fund XV Ltd Series 2024-15A Class A1R, CME Term SOFR 3 month Index + 1.22%, 4.8861% 10/23/2032 (i)(k)(l)		192,376	192,489
Bain Capital Credit CLO Ltd Series 2024-5A Class A1R, CME Term SOFR 3 month Index + 1.15%, 4.8161% 10/23/2034 (i)(k)(l)		4,000,000	4,002,600
Barings Private Credit Corp CLO Series 2026-1A Class A, CME Term SOFR 3 month Index + 1.45%, 5.1258% 5/22/2034 (i)(k)(l)		2,100,000	2,100,023
Carlyle Global Market Strategies CLO Ltd Series 2024-3A Class ARRR, CME Term SOFR 3 month Index + 1.09%, 4.7652% 7/20/2034 (i)(k)(l)		4,600,000	4,601,472
Dryden 55 CLO Ltd Series 2018-55A Class A1, CME Term SOFR 3 month Index + 1.2816%, 4.9547% 4/15/2031 (i)(k)(l)		53,098	53,162
Elevation CLO Ltd Series 2024-3A Class A2R2, CME Term SOFR 3 month Index + 1.6%, 5.2666% 1/25/2035 (i)(k)(l)		2,000,000	2,000,572
Elevation CLO Ltd Series 2024-3A Class BR2, CME Term SOFR 3 month Index + 1.85%, 5.5166% 1/25/2035 (i)(k)(l)		2,000,000	2,000,482
Fortress Credit BSL Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.09%, 4.7561% 7/23/2032 (i)(k)(l)		170,843	170,871
FS Rialto Issuer LLC Series 2026-FL11 Class A, CME Term SOFR 1 month Index + 1.45%, 5.0628% 1/19/2044 (i)(k)(l)		3,000,000	3,007,484
Greywolf Clo III Ltd Series 2024-3RA Class A2R2, CME Term SOFR 3 month Index + 1.85%, 5.5136% 4/22/2033 (i)(k)(l)		1,200,000	1,202,774
ICG US CLO Ltd Series 2024-3A Class AR, CME Term SOFR 3 month Index + 1.15%, 4.8252% 10/20/2034 (i)(k)(l)		4,800,000	4,794,389
Jamestown CLO Ltd Series 2024-16A Class AR, CME Term SOFR 3 month Index + 1.12%, 4.7866% 7/25/2034 (i)(k)(l)		4,800,000	4,799,842
Lcm Ltd Series 2026-39A Class A1R2, CME Term SOFR 3 month Index + 1.04%, 4.7131% 10/15/2034 (i)(k)(l)		2,700,000	2,699,906
Madison Park Funding Ltd Series 2026-69A Class A1R, CME Term SOFR 3 month Index + 1.2%, 0% 7/25/2037 (i)(k)(l)		1,900,000	1,900,009
Mountain View CLO XIV Ltd Series 2021-1A Class A1R, CME Term SOFR 3 month Index + 1.159%, 4.8321% 10/15/2034 (i)(k)(l)		1,000,000	1,000,035
OFSI BSL Xi Ltd Series 2024-10A Class AR, CME Term SOFR 3 month Index + 1.27%, 4.9452% 4/20/2034 (i)(k)(l)		1,100,000	1,100,681
PFP III Ltd Series 2025-12 Class A, CME Term SOFR 1 month Index + 1.4892%, 5.102% 12/18/2042 (i)(k)(l)		2,614,000	2,624,614
Pikes Peak CLO 4 Series 2024-4A Class ARR, CME Term SOFR 3 month Index + 1.21%, 4.8831% 7/15/2034 (i)(k)(l)		4,500,000	4,503,780
Romark Credit Funding II Ltd Series 2021-2A Class A, 2.625% 10/25/2039 (i)		400,000	377,908
Sound Point CLO XXVIII Ltd Series 2024-3A Class A1R, CME Term SOFR 3 month Index + 1.28%, 4.9466% 1/25/2032 (i)(k)(l)		256,484	256,855
Trysail CLO Ltd Series 2022-1A Class A, CME Term SOFR 3 month Index + 1.239%, 4.9142% 10/20/2033 (i)(k)(l)		4,000,000	4,000,464
TOTAL GRAND CAYMAN (UK OVERSEAS TER)			66,574,036
IRELAND - 0.0%
Arbour CLO VII DAC Series 2024-7A Class BR, 3 month EURIBOR + 2.05%, 4.2% 12/15/2038 (i)(k)(l)	EUR	3,200,000	3,746,174
Ares European CLO XIV DAC Series 2024-14A Class AR, 3 month EURIBOR + 1.03%, 3.234% 10/21/2034 (i)(k)(l)	EUR	1,238,952	1,445,356
Bain Capital Euro CLO DAC Series 2026-2A Class AR, 3 month EURIBOR + 1.22%, 0% 1/15/2037 (i)(k)(l)	EUR	3,500,000	4,082,400
BBAM European CLO Series 2022-3A Class A, 3 month EURIBOR + 0.92%, 3.124% 1/15/2036 (i)(k)(l)	EUR	1,500,000	1,746,983
Capital Four CLO IV DAC Series 2026-4A Class ARR, 3 month EURIBOR + 1.19%, 3.394% 4/15/2038 (i)(k)(l)	EUR	3,500,000	4,080,747
CVC Cordatus Loan Fund DAC Series 2024-33A Class A1, 3 month EURIBOR + 1.29%, 3.401% 3/24/2038 (i)(k)(l)	EUR	5,200,000	6,068,440
CVC Cordatus Loan Fund XXIII DAC Series 2026-23A Class AR, 3 month EURIBOR + 0.98%, 0% 4/25/2036 (i)(k)(l)	EUR	4,700,000	5,482,080
CVC Cordatus Loan Fund XXXI DAC Series 2026-31AR Class AR, 3 month EURIBOR + 1.22%, 0% 6/15/2037 (i)(k)(l)	EUR	4,000,000	4,665,600
Dryden 74 Euro CLO 2020 DAC Series 2025-74A Class B2R, 5% 10/18/2039 (i)	EUR	1,000,000	1,166,932
Grosvenor Place Clo Dac Series 2024-2A Class A, 3 month EURIBOR + 1.24%, 3.444% 1/15/2039 (i)(k)(l)	EUR	2,200,000	2,567,076
Hayfin Emerald CLO V DAC Series 2024-5A Class AR, 3 month EURIBOR + 1.21%, 3.449% 11/17/2037 (i)(k)(l)	EUR	1,400,000	1,633,471
Indigo Credit Management II DAC Series 2024-2A Class B, 3 month EURIBOR + 2.1%, 4.304% 7/15/2038 (i)(k)(l)	EUR	2,500,000	2,916,674
Palmer Square European Loan Funding DAC Series 2024-3A Class B, 3 month EURIBOR + 1.85%, 4.133% 5/15/2034 (i)(k)(l)	EUR	2,000,000	2,344,249
Palmer Square European Loan Funding DAC Series 2024-3A Class BR, 3 month EURIBOR + 1.65%, 3.933% 5/15/2033 (i)(k)(l)	EUR	3,000,000	3,499,938
Tikehau CLO IX DAC Series 2024-9A Class AR, 3 month EURIBOR + 1.22%, 3.458% 1/20/2037 (i)(k)(l)	EUR	900,000	1,049,942
TOTAL IRELAND			46,496,062
SINGAPORE - 0.0%
Bayfront Iabs VII Pte Ltd Series 2025-7A Class A, U.S. SOFR Index + 1.28%, 4.888% 4/11/2048 (i)(k)(l)		2,686,627	2,688,349
UNITED STATES - 0.2%
ABFC Series 2006-HE1 Class A2B, CME Term SOFR 1 month Index + 0.3345%, 3.9188% 1/25/2037 (l)		6,922,823	3,829,147
ABFC Series 2007-WMC1 Class A1A, CME Term SOFR 1 month Index + 1.3645%, 4.9488% 6/25/2037 (k)(l)		785,405	552,894
Accredited Mortgage Loan Trust Series 2004-4 Class A2D, CME Term SOFR 1 month Index + 0.7%, 4.3988% 1/25/2035 (k)(l)		690,927	677,705
ACE Securities Corp Series 2005-HE5 Class M4, CME Term SOFR 1 month Index + 1.0145%, 4.5988% 8/25/2035 (l)		196,682	194,125
Ameriquest Mortgage Securities, Inc. Series 2004-R5 Class M2, CME Term SOFR 1 month Index + 1.9895%, 5.5738% 7/25/2034 (l)		1,388,518	1,377,141
Ameriquest Mortgage Securities, Inc. Series 2004-R6 Class M4, CME Term SOFR 1 month Index + 5.3645%, 4.5202% 7/25/2034 (l)		1,371,882	1,186,140
Argent Securities Inc Series 2004-W10 Class M1, CME Term SOFR 1 month Index + 1.1945%, 3.5371% 1/25/2034 (l)		250,440	240,001
Argent Securities Inc Series 2005-W3 Class M1, CME Term SOFR 1 month Index + 0.7745%, 4.3588% 11/25/2035 (l)		1,645,625	1,614,728
Asset Backed Securities Corp Home Equity Loan Trust Series 2007-HE2 Class A4, CME Term SOFR 1 month Index + 0.3445%, 3.9288% 5/25/2037 (l)		1,227,083	874,580
Bear Stearns Asset Backed Securities I Trust Series 2005-EC1 Class M4, CME Term SOFR 1 month Index + 1.1645%, 4.7488% 11/25/2035 (k)(l)		2,241,728	2,155,223
Bear Stearns Asset Backed Securities I Trust Series 2006-EC2 Class M4, CME Term SOFR 1 month Index + 0.9845%, 4.5688% 2/25/2036 (l)		6,244,096	5,810,723
Bear Stearns Asset Backed Securities I Trust Series 2006-HE2 Class M2, CME Term SOFR 1 month Index + 0.615%, 4.3138% 2/25/2036 (k)(l)		624,726	620,641
Bear Stearns Asset Backed Securities I Trust Series 2007-HE3 Class 1A4, CME Term SOFR 1 month Index + 0.35%, 4.3988% 4/25/2037 (k)(l)		3,418,218	3,283,633
Blackrock Dlf CLO LLC Series 2026-2A Class A1, CME Term SOFR 3 month Index + 1.55%, 5.2529% 7/25/2034 (i)(k)(l)		1,400,000	1,400,022
Bridgecrest Lending Auto Securitization Trust Series 2024-4 Class A3, 4.72% 9/15/2028		1,457,962	1,459,764
Carrington Mortgage Loan Trust Series 2006-NC2 Class A4, CME Term SOFR 1 month Index + 0.5945%, 4.1788% 6/25/2036 (k)(l)		1,693,522	1,656,747
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, CME Term SOFR 1 month Index + 0.3945%, 3.9788% 12/25/2036 (k)(l)		136,959	134,953
Cascade MH Asset Trust Series 2024-MH1 Class A1, 5.695% 11/25/2056 (i)		866,154	874,948
Centex Home Equity Loan Trust Series 2004-D Class MV5, CME Term SOFR 1 month Index + 1.9145%, 5.4988% 9/25/2034 (l)		573,882	520,889
Citigroup Mortgage Loan Trust Series 2005-HE1 Class M4, CME Term SOFR 1 month Index + 1.1495%, 4.7338% 5/25/2035 (k)(l)		1,059,257	1,008,515
CPS Auto Receivables Trust Series 2022-A Class D, 2.84% 4/16/2029 (i)		751,794	750,742
EFMT Series 2025-CES1 Class A1A, 5.726% 1/25/2060 (i)		1,565,652	1,573,787
EFMT Trust Series 2025-CES2 Class A1A, 5.655% 2/25/2060 (i)		1,573,780	1,580,905
Equifirst Loan Securitization Trust Series 2007-1 Class A1, CME Term SOFR 1 month Index + 0.4545%, 4.0388% 4/25/2037 (i)(l)		876,068	819,209
Exeter Automobile Receivables Trust Series 2024-5A Class B, 4.48% 4/16/2029		559,059	559,508
Exeter Automobile Receivables Trust Series 2024-5A Class C, 4.64% 1/15/2030		750,000	752,372
Fieldstone Mortgage Investment Trust Series 2004-5 Class M4, CME Term SOFR 1 month Index + 2.8145%, 6.3988% 2/25/2035 (l)		3,876,589	2,536,824
Fieldstone Mortgage Investment Trust Series 2006-2 Class 2A3, CME Term SOFR 1 month Index + 0.6545%, 4.2388% 7/25/2036 (l)		3,319,126	1,820,990
First Frankin Mortgage Loan Trust Series 2005-HE5 Class M5, CME Term SOFR 1 month Index + 1.0595%, 4.6438% 11/25/2035 (l)		1,900,000	1,756,361
First Franklin Mortgage Loan Trust Series 2004-FFH3 Class M3, CME Term SOFR 1 month Index + 1.1645%, 4.7488% 10/25/2034 (l)		1,162,404	1,054,311
Flagship Credit Auto Trust Series 2023-2 Class B, 5.21% 5/15/2028 (i)		884,989	885,373
GLS Auto Receivables Issuer Trust Series 2024-3A Class B, 5.08% 1/16/2029 (i)		1,485,563	1,489,607
GLS Auto Receivables Issuer Trust Series 2024-3A Class C, 5.21% 2/18/2031 (i)		1,500,000	1,512,324
GLS Auto Select Receivables Trust Series 2024-4A Class A2, 4.43% 12/17/2029 (i)		1,894,632	1,897,801
GLS Auto Select Receivables Trust Series 2024-4A Class B, 4.5% 11/15/2030 (i)		2,000,000	2,000,202
GM Financial Consumer Automobile Receivables Trust Series 2023-1 Class A3, 4.66% 2/16/2028		422,704	423,280
GreenSky Home Improvement Trust Series 2024-2 Class A4, 5.15% 10/27/2059 (i)		749,536	751,856
GSAMP Trust Series 2006-HE5 Class A2D, CME Term SOFR 1 month Index + 0.24%, 4.1788% 8/25/2036 (k)(l)		1,241,441	1,133,168
GSAMP Trust Series 2007-FM1 Class A1, CME Term SOFR 1 month Index + 0.3945%, 3.9788% 12/25/2036 (l)		713,795	377,187
GSAMP Trust Series 2007-NC1 Class A1, CME Term SOFR 1 month Index + 0.3745%, 3.9588% 12/25/2046 (l)		1,034,430	541,632
GSAMP Trust Series 2007-NC1 Class A2A, CME Term SOFR 1 month Index + 0.2145%, 3.7988% 12/25/2046 (l)		1,448,995	711,295
GSAMP Trust Series 2007-NC1 Class A2B, CME Term SOFR 1 month Index + 0.1%, 3.8988% 12/25/2046 (k)(l)		417,300	204,844
Home Equity Asset Trust Series 2006-4 Class 2A4, CME Term SOFR 1 month Index + 0.56%, 4.2588% 8/25/2036 (k)(l)		112,946	112,440
Home Equity Mortgage Loan Asset-Backed Trust Series 2005-C Class M3, CME Term SOFR 1 month Index + 0.8945%, 4.4788% 10/25/2035 (l)		2,000,000	1,911,977
HSI Asset Securitization Corp Trust Series 2006-OPT1 Class M4, CME Term SOFR 1 month Index + 0.9245%, 4.5088% 12/25/2035 (l)		3,000,000	2,360,109
HSI Asset Securitization Corp Trust Series 2007-NC1 Class A3, CME Term SOFR 1 month Index + 0.18%, 4.0588% 4/25/2037 (k)(l)		226,278	145,818
INCREF LLC Series 2026-FL2 Class A, CME Term SOFR 1 month Index + 1.45%, 0% 12/19/2043 (i)(k)(l)		4,500,000	4,500,000
JP Morgan Mortgage Trust Series 2026-ACES1 Class A1, 4.894% 4/25/2066 (i)(k)		5,697,955	5,643,553
JP Morgan Mortgage Trust Series 2026-ACES1 Class A1F, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8121% 4/25/2066 (i)(k)(l)		5,511,136	5,511,122
Lendmark Funding Trust Series 2024-2A Class A, 4.47% 2/21/2034 (i)		700,000	696,432
Long Beach Mortgage Loan Trust Series 2004-5 Class M1, CME Term SOFR 1 month Index + 0.7645%, 4.3488% 9/25/2034 (k)(l)		1,094,272	1,086,894
Long Beach Mortgage Loan Trust Series 2005-2 Class M6, CME Term SOFR 1 month Index + 1.2395%, 4.8238% 4/25/2035 (l)		6,600,000	6,415,167
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-3 Series 2007-3 Class A2C, CME Term SOFR 1 month Index + 0.18%, 4.0588% 6/25/2037 (k)(l)		1,767,578	1,780,524
Merrill Lynch Mortgage Investors Trust Series 2004-WMC3 Class M3, CME Term SOFR 1 month Index + 2.2145%, 5.7988% 1/25/2035 (l)		3,314,462	3,082,729
Merrill Lynch Mortgage Investors Trust Series 2004-WMC5 Class M1, CME Term SOFR 1 month Index + 1.0445%, 4.6288% 7/25/2035 (l)		4,745,126	4,774,181
MF1 LLC Series 2025-FL17 Class AS, CME Term SOFR 1 month Index + 1.572%, 5.1971% 2/18/2040 (i)(k)(l)		5,000,000	5,000,000
Morgan Stanley Abs Cap I Inc Trust Series 2007-HE3 Class A2A, CME Term SOFR 1 month Index + 0.1745%, 3.7588% 12/25/2036 (l)		230,004	114,285
Morgan Stanley ABS Capital I Inc Trust Series 2004-HE8 Class A4, CME Term SOFR 1 month Index + 0.8745%, 4.4588% 9/25/2034 (k)(l)		715,454	736,464
Morgan Stanley ABS Capital I Inc Trust Series 2004-NC8 Class M1, CME Term SOFR 1 month Index + 1.0295%, 4.6138% 9/25/2034 (l)		275,695	283,015
Morgan Stanley ABS Capital I Inc Trust Series 2005-HE1 Class A2MZ, CME Term SOFR 1 month Index + 0.7145%, 4.2988% 12/25/2034 (l)		316,101	302,206
Morgan Stanley ABS Capital I Inc Trust Series 2005-HE5 Class M3, CME Term SOFR 1 month Index + 0.7895%, 4.3738% 9/25/2035 (l)		1,158,295	1,107,294
Morgan Stanley ABS Capital I Inc Trust Series 2005-WMC6 Class M5, CME Term SOFR 1 month Index + 1.0895%, 4.6738% 7/25/2035 (l)		2,500,000	2,244,204
Morgan Stanley ABS Capital I Inc Trust Series 2007-HE4 Class A2A, CME Term SOFR 1 month Index + 0.11%, 3.8088% 2/25/2037 (k)(l)		239,724	69,386
Morgan Stanley ABS Capital I Inc Trust Series 2007-SEA1 Class 2A2, CME Term SOFR 1 month Index + 3.9145%, 7.4988% 2/25/2047 (i)(k)(l)		2,218,500	1,886,763
Nationstar Home Equity Loan Trust Series 2007-B Class 2AV4, CME Term SOFR 1 month Index + 0.4345%, 4.3388% 4/25/2037 (k)(l)		394,015	391,355
Navient Student Loan Trust Series 2021-DA Class C, 3.48% 4/15/2060 (i)		1,738,706	1,608,927
New Century Home Equity Loan Trust Series 2005-4 Class M4, CME Term SOFR 1 month Index + 1.0595%, 4.6438% 9/25/2035 (k)(l)		1,200,882	1,195,899
Newcastle Mortgage Securities Trust Series 2007-1 Class 1A1, CME Term SOFR 1 month Index + 0.3045%, 3.8888% 4/25/2037 (l)		1,557,719	1,510,354
NovaStar Mortgage Funding Trust Series 2006-1 Class A2D, CME Term SOFR 1 month Index + 0.6545%, 4.2388% 5/25/2036 (k)(l)		874,107	855,300
Oportun Issuance Trust Series 2024-2 Class C, 6.61% 2/9/2032 (i)		1,777,000	1,780,311
Option One Mortgage Loan Trust Series 2007-4 Class 2A4, CME Term SOFR 1 month Index + 0.4245%, 4.0088% 4/25/2037 (l)		6,655,063	3,575,090
Option One Mortgage Loan Trust Series 2007-5 Class 2A4, CME Term SOFR 1 month Index + 0.3%, 3.9988% 5/25/2037 (k)(l)		2,197,170	1,168,612
Pagaya Ai Debt Grantor Trust Series 2024-11 Class A, 5.092% 7/15/2032 (i)		600,681	602,270
Pagaya Ai Debt Grantor Trust Series 2024-11 Class B, 5.637% 7/15/2032 (i)		492,028	494,381
Pagaya Ai Debt Grantor Trust Series 2024-8 Class A, 5.331% 1/15/2032 (i)		448,093	448,848
Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2004-WHQ1 Class M5, CME Term SOFR 1 month Index + 1.9145%, 5.4988% 9/25/2034 (l)		435,047	425,084
PRET LLC Series 2025-NPL14 Class A1, 5.265% 12/25/2055 (g)(i)		955,612	948,288
PRET LLC Series 2026-NPL5 Class A1, 5.7096% 4/25/2056 (i)		2,387,282	2,382,312
PRET LLC Series 2026-NPL6 Class A1, 5.693% 5/25/2056 (i)		2,400,000	2,400,637
RASC Series Trust Series 2004-KS5 Class MII2, CME Term SOFR 1 month Index + 1.2145%, 5.3488% 6/25/2034 (l)		2,521,707	2,425,530
Renaissance Home Equity Loan Trust Series 2005-3 Class AV3, CME Term SOFR 1 month Index + 0.8745%, 4.4588% 11/25/2035 (l)		161,616	146,928
Renaissance Home Equity Loan Trust Series 2007-1 Class AF3, 5.612% 4/25/2037 (m)		4,153,493	984,929
Rocket Mortgage Trust Series 2025-CES3 Class A1A, 5.553% 3/25/2055 (i)		2,103,176	2,111,612
Santander Drive Auto Receivables Trust Series 2024-5 Class A3, 4.62% 11/15/2028		563,570	564,049
Saxon Asset Securities Trust Series 2004-2 Class MF2, 2.5428% 8/25/2035 (m)		1,978,080	1,813,538
Saxon Asset Securities Trust Series 2006-1 Class M1, CME Term SOFR 1 month Index + 0.5795%, 4.1638% 3/25/2036 (l)		455,616	458,483
Saxon Asset Securities Trust Series 2007-2 Class A2C, CME Term SOFR 1 month Index + 0.3545%, 3.9388% 5/25/2047 (l)		446,248	321,180
Saxon Asset Securities Trust Series 2007-3 Class 2M1, CME Term SOFR 1 month Index + 0.9145%, 4.4988% 9/25/2047 (k)(l)		1,000,000	811,172
Securitized Asset Backed Receivables LLC Trust Series 2006-WM4 Class A2C, CME Term SOFR 1 month Index + 0.16%, 4.0188% 11/25/2036 (k)(l)		6,305,728	1,601,752
SMB Private Education Loan Trust Series 2016-C Class B, 3.25% 11/15/2040 (i)		223,046	221,857
SMB Private Education Loan Trust Series 2021-D Class A1A, 1.34% 3/17/2053 (i)		500,652	475,878
SMB Private Education Loan Trust Series 2024-C Class A1A, 5.5% 6/17/2052 (i)		2,237,875	2,267,984
SMB Private Education Loan Trust Series 2024-C Class A1B, U.S. 30-Day Avg. SOFR Index + 1.1%, 4.7415% 6/17/2052 (i)(k)(l)		4,769,893	4,762,055
SMB Private Education Loan Trust Series 2024-E Class A1A, 5.09% 10/16/2056 (i)		3,720,218	3,726,250
SMB Private Education Loan Trust Series 2024-F Class A1A, 5.06% 3/16/2054 (i)		458,715	459,005
Soundview Home Loan Trust Series 2006-EQ1 Class A4, CME Term SOFR 1 month Index + 0.5%, 4.1988% 10/25/2036 (k)(l)		814,826	787,519
Soundview Home Loan Trust Series 2006-OPT2 Class A4, CME Term SOFR 1 month Index + 0.6745%, 4.2588% 5/25/2036 (k)(l)		1,566,862	1,536,006
Specialty Underwriting & Residential Finance Trust Series 2004-BC1 Class M1, CME Term SOFR 1 month Index + 0.8795%, 4.4638% 2/25/2035 (l)		354,005	358,437
Towd Point Mortgage Trust Series 2017-3 Class B2, 3.8089% 7/25/2057 (i)(k)		2,000,000	1,781,190
Towd Point Mortgage Trust Series 2017-6 Class A2, 3% 10/25/2057 (i)		2,300,000	2,215,612
Towd Point Mortgage Trust Series 2024-CES6 Class A1, 5.725% 11/25/2064 (i)		2,363,277	2,372,986
WaMu Asset Backed Cetficiates WMABS Trust Series 2006-HE3 Class 2A3, CME Term SOFR 1 month Index + 0.4345%, 4.0188% 8/25/2036 (l)		2,772,587	1,804,166
WaMu Asset-Backed Certificates Series 2007-HE4 Class 1A, CME Term SOFR 1 month Index + 0.2845%, 3.8688% 7/25/2047 (l)		3,677,136	2,796,453
Westlake Automobile Receivables Trust Series 2023-2A Class D, 7.01% 11/15/2028 (i)		451,689	456,838
Westlake Automobile Receivables Trust Series 2024-3A Class A3, 4.71% 4/17/2028 (i)		2,529,652	2,533,522
TOTAL UNITED STATES			163,953,259
TOTAL ASSET-BACKED SECURITIES (Cost $284,353,714)			286,612,187

Collateralized Mortgage Obligations - 0.2%
		Principal Amount (a)	Value ($)
IRELAND - 0.0%
KINBN Series 2024-RPL2A Class A, 1 month EURIBOR + 1.1%, 3.05% 1/24/2063 (i)(l)	EUR	2,926,527	3,420,016
SPAIN - 0.0%
Lugo Funding Dac Series 2024-1A Class A, 3 month EURIBOR + 0%, 3.195% 5/26/2066 (i)(k)(l)	EUR	1,092,304	1,274,061
UNITED STATES - 0.2%
ACRA Trust Series 2024-NQM1 Class A1, 5.608% 10/25/2064 (i)		339,238	340,793
Adjustable Rate Mortgage Trust 2005-7 Series 2005-9 Class 5M1, CME Term SOFR 1 month Index + 1.1345%, 4.7188% 11/25/2035 (k)(l)		3,847,616	4,077,089
Alternative Loan Trust Series 2005-1CB Class 4A1, CME Term SOFR 1 month Index + 0.6145%, 4.1988% 3/25/2035 (k)(l)		3,165,399	1,766,466
Alternative Loan Trust Series 2005-56 Class 1A1, CME Term SOFR 1 month Index + 1.46%, 5.1588% 11/25/2035 (k)(l)		4,974,945	4,641,657
ATLX Trust Series 2024-RPL2 Class A1, 3.85% 4/25/2063 (i)		3,474,729	3,374,668
Bear Stearns ARM Trust Series 2005-1 Class 2A1, 4.4995% 3/25/2035 (k)		50,315	46,809
Bear Stearns Trust Series 2006-1 Class 21A2, 4.3559% 2/25/2036 (k)		3,535,055	2,374,527
Chase Home Lending Mortgage Trust Series 2024-RPL4 Class A1A, 3.375% 12/25/2064 (i)		2,640,566	2,345,549
CitiMortgage Alternative Loan Trust Series 2007-A7 Class 2A1, CME Term SOFR 1 month Index + 0.5145%, 4.0988% 7/25/2037 (k)(l)		2,429,704	1,964,437
CSMC Trust Series 2014-2R Class 12A3, 2.25% 4/27/2037 (i)(k)		2,145,004	2,048,978
CSMC Trust Series 2017-RPL3 Class B1, 4.3265% 8/1/2057 (i)(k)		572,538	552,293
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-OA5 Class A1A, CME Term SOFR 1 month Index + 0.5145%, 4.0988% 8/25/2047 (l)		3,043,572	2,736,933
Fannie Mae Guaranteed REMIC Series 2025-68 Class FA, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.7621% 8/25/2055 (k)(l)		3,719,441	3,753,974
Fannie Mae Guaranteed REMIC Series 2025-70 Class CF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0121% 9/25/2055 (k)(l)		6,394,033	6,487,741
Fannie Mae Guaranteed REMIC Series 2025-74 Class FB, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.7621% 9/25/2055 (k)(l)		7,186,884	7,278,521
Fannie Mae Guaranteed REMIC Series 2025-78 Class KF, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.7621% 9/25/2055 (k)(l)		6,635,244	6,718,469
Fannie Mae Guaranteed REMIC Series 2025-99 Class KF, U.S. 30-Day Avg. SOFR Index + 1%, 4.6121% 11/25/2055 (k)(l)		7,232,460	7,275,213
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5473 Class FA, U.S. 30-Day Avg. SOFR Index + 1.1%, 4.7121% 11/25/2054 (k)(l)		390,403	390,802
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5480 Class FG, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.7621% 12/25/2054 (k)(l)		1,112,702	1,121,905
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5482 Class FA, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.0621% 12/25/2054 (k)(l)		682,144	689,089
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5484 Class FD, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.7621% 12/25/2054 (k)(l)		3,180,903	3,201,504
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5513 Class MF, U.S. 30-Day Avg. SOFR Index + 0.94%, 4.5521% 11/25/2054 (k)(l)		2,629,998	2,646,297
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5517 Class FH, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.7621% 3/25/2055 (k)(l)		1,621,894	1,628,906
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5521 Class AF, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.7621% 3/25/2055 (k)(l)		4,032,332	4,069,460
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5537 Class FA, U.S. 30-Day Avg. SOFR Index + 1.3%, 4.9121% 5/25/2055 (k)(l)		2,451,244	2,462,677
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5549 Class BF, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8121% 2/25/2055 (k)(l)		597,334	603,543
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5557 Class FM, U.S. 30-Day Avg. SOFR Index + 1.1%, 4.7121% 7/25/2055 (k)(l)		412,976	416,062
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5565 Class FC, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8121% 8/25/2055 (k)(l)		3,905,489	3,959,300
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5580 Class FA, U.S. 30-Day Avg. SOFR Index + 0.95%, 4.5621% 9/25/2055 (k)(l)		5,504,072	5,557,735
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5580 Class FC, U.S. 30-Day Avg. SOFR Index + 1.1%, 4.7121% 9/25/2055 (k)(l)		8,054,139	8,117,367
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5580 Class FE, U.S. 30-Day Avg. SOFR Index + 1.1%, 4.7121% 9/25/2055 (k)(l)		3,737,936	3,767,276
Ginnie Mae Series 2025-124 Class HF, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.7751% 7/20/2055 (k)(l)		1,185,102	1,203,033
Ginnie Mae Series 2025-156 Class JF, U.S. 30-Day Avg. SOFR Index + 0.85%, 4.4751% 9/20/2055 (k)(l)		2,961,989	2,969,764
Ginnie Mae Series 2025-H19 Class DF, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4251% 9/20/2075 (k)(l)		6,964,111	7,011,227
Ginnie Mae Series 2025-H20 Class FA, U.S. 30-Day Avg. SOFR Index + 0.77%, 4.3951% 9/20/2075 (k)(l)		8,989,318	9,037,930
Ginnie Mae Series 2025-H21 Class FA, U.S. 30-Day Avg. SOFR Index + 0.7%, 4.3251% 10/20/2075 (k)(l)		4,933,274	4,939,283
GreenPoint Mortgage Funding Trust Series 2005-AR4 Class 3A1, 5.1658% 10/25/2045 (k)		7,829,442	5,911,716
GreenPoint Mortgage Funding Trust Series 2005-AR4 Class 4A1A, CME Term SOFR 1 month Index + 0.7345%, 4.3188% 10/25/2045 (l)		1,093,337	1,015,480
GS Mortgage-Backed Securities Trust Series 2026-IRRP1A Class A, 1 month EURIBOR + 0%, 3.133% 11/24/2067 (i)(l)	EUR	1,900,000	2,216,200
HarborView Mortgage Loan Trust Series 2005-9 Class 2A1A, CME Term SOFR 1 month Index + 0.7945%, 4.3971% 6/20/2035 (k)(l)		440,232	406,767
HarborView Mortgage Loan Trust Series 2006-7 Class 2A1A, CME Term SOFR 1 month Index + 0.4%, 4.1273% 9/19/2046 (k)(l)		3,231,491	3,109,799
HomeBanc Mortgage Trust Series 2004-1 Class 2A, CME Term SOFR 1 month Index + 0.9745%, 4.5588% 8/25/2029 (l)		181,897	179,119
HSI Asset Securitization Corp Trust Series 2006-NC1 Class 2A, CME Term SOFR 1 month Index + 0.5545%, 4.1388% 11/25/2035 (l)		1,191,419	1,104,791
Indymac Imsc Mtg Ln Trust Series 2007-AR1 Class 2A1, 3.6818% 6/25/2037 (k)		893,859	524,445
JP Morgan Mortgage Trust Series 2024-10 Class A11, 4.8621% 3/25/2055 (i)(k)		1,429,355	1,431,023
JP Morgan Resecuritization Trust Series 2014-6 Class 1A2, CME Term SOFR 1 month Index + 0.3245%, 3.3665% 7/27/2036 (i)(k)(l)		4,915,105	4,393,473
JP Morgan Seasoned Mortgage Trust Series 2024-1 Class A4, 4.354% 1/25/2063 (i)(k)		1,604,686	1,562,968
Lehman XS Trust Series 2005-7N Class 1A1A, CME Term SOFR 1 month Index + 0.6545%, 4.2388% 12/25/2035 (l)		2,300,641	2,166,492
MASTR Adjustable Rate Mortgages Trust Series 2006-OA2 Class 1A1, 12 month Average U.S. Treasury Maturity + 0.8%, 4.5658% 12/25/2046 (k)(l)		462,061	349,617
Mill City Mortgage Loan Trust Series 2017-1 Class M3, 3.25% 11/25/2058 (i)		4,560,000	4,424,796
Morgan Stanley Mortgage Loan Trust Series 2005-9AR Class 1A, CME Term SOFR 1 month Index + 0.4045%, 3.9888% 12/25/2035 (k)(l)		1,133,503	814,843
Morgan Stanley Resecuritization Trust Series 2015-R6 Class 1A2, CME Term SOFR 1 month Index + 0.3745%, 4.1153% 7/26/2045 (i)(l)		1,815,456	1,794,339
Morgan Stanley Residential Mortgage Loan Trust Series 2024-NQM3 Class A1, 5.044% 7/25/2069 (i)(k)		1,712,039	1,709,603
Morgan Stanley Residential Mortgage Loan Trust Series 2024-RPL1 Class A1, 4% 6/25/2064 (i)		2,502,839	2,436,157
NYMT Loan Trust Series 2024-INV1 Class A1, 5.379% 6/25/2069 (i)		1,521,440	1,526,641
PRPM Trust Series 2025-RPL2 Class A1, 3.75% 4/25/2055 (i)		1,785,579	1,738,812
PRPM LLC Series 2024-7 Class A1, 5.87% 11/25/2029 (i)(k)		1,629,113	1,629,889
PRPM LLC Series 2024-8 Class A1, 5.897% 12/25/2029 (i)		2,256,502	2,257,617
PRPM LLC Series 2024-RPL3 Class A1, 4% 11/25/2054 (i)		2,608,972	2,542,818
RALI Series Trust Series 2006-QS14 Class A1, 6.5% 11/25/2036		598,325	500,085
RCKT Mortgage Trust Series 2025-CES1 Class A1A, 5.653% 1/25/2045 (i)		3,012,277	3,026,578
Sequoia Mortgage Trust Series 2024-HYB1 Class A1A, 4.4315% 11/25/2063 (i)(k)		828,723	829,117
Structured Asset Mortgage Investments II Trust Series 2006-AR3 Class 12A1, CME Term SOFR 1 month Index + 0.5545%, 4.1388% 5/25/2036 (k)(l)		3,220,084	2,647,555
Towd Point Mortgage Trust Series 2024-5 Class A1A, 4.6147% 10/25/2064 (i)(k)		2,698,272	2,699,935
Verus Securitization Trust Series 2024-8 Class A1, 5.364% 10/25/2069 (i)(k)		662,691	664,671
Verus Securitization Trust Series 2024-R1 Class A1, 5.218% 9/25/2069 (i)(k)		1,452,176	1,454,672
WaMu Mortgage MSC Pass Through Certificates Series 2005-3 Class 1CB1, 5.5% 5/25/2035		1,026,014	924,018
WaMu Mortgage Pass Through Certificates Series 2004-AR4 Class A6, 5.3426% 6/25/2034 (k)		2,001,728	1,966,063
WaMu Mortgage Pass-Through Certificates Trust Series 2007-OA1 Class A1A, 12 month Average U.S. Treasury Maturity + 0.7%, 4.4658% 2/25/2047 (k)(l)		1,742,236	1,588,494
Wells Fargo Alternative Loan Trust Series 2007-PA3 Class 1A1, 5.75% 7/25/2037		273,879	235,905
TOTAL UNITED STATES			183,361,775
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $186,448,487)			188,055,852

Commercial Mortgage Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-Q034 Class APT2, 2.9985% 7/25/2054 (k) (Cost $2,630,351)	2,745,658	2,664,608

Common Stocks - 78.8%
	Shares	Value ($)
AUSTRALIA - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Telix Pharmaceuticals Ltd (f)	339,965	3,194,536
Telix Pharmaceuticals Ltd ADR (e)(f)	434,667	4,098,910
TOTAL HEALTH CARE		7,293,446
Materials - 0.0%
Metals & Mining - 0.0%
Anglogold Ashanti Plc	159,661	15,461,571
TOTAL AUSTRALIA		22,755,017
AUSTRIA - 0.0%
Industrials - 0.0%
Machinery - 0.0%
Steyr Motors AG	68,174	2,919,907
BAILIWICK OF GUERNSEY - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Super Group SGHC Ltd	3,610	44,945
BELGIUM - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Global Ltd Class A (f)	40,328	504,503
Consumer Staples - 0.0%
Beverages - 0.0%
Anheuser-Busch InBev SA/NV ADR	37,398	2,991,466
Health Care - 0.0%
Pharmaceuticals - 0.0%
UCB SA	18,000	5,284,492
Materials - 0.0%
Construction Materials - 0.0%
Titan America SA (e)	191,234	3,111,377
TOTAL BELGIUM		11,891,838
BERMUDA - 0.0%
Financials - 0.0%
Insurance - 0.0%
Hamilton Insurance Group Ltd Class B	126,566	3,747,619
RenaissanceRe Holdings Ltd	23,091	6,473,562
TOTAL FINANCIALS		10,221,181
Industrials - 0.0%
Marine Transportation - 0.0%
Himalaya Shipping Ltd (United States)	2,404	35,459
TOTAL BERMUDA		10,256,640
BRAZIL - 0.0%
Financials - 0.0%
Banks - 0.0%
NU Holdings Ltd/Cayman Islands Class A (f)	142,505	1,871,091
Capital Markets - 0.0%
XP Inc Class A	133,249	2,221,261
Financial Services - 0.0%
Pagseguro Digital Ltd Class A	64,829	606,151
TOTAL FINANCIALS		4,698,503
Materials - 0.0%
Metals & Mining - 0.0%
Wheaton Precious Metals Corp (United States) (e)	5,631	746,670
TOTAL BRAZIL		5,445,173
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd (e)	58,924	2,931,469
CANADA - 0.6%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Restaurant Brands International Inc	17,200	1,286,897
Textiles, Apparel & Luxury Goods - 0.0%
Canada Goose Holdings Inc Subordinate Voting Shares (United States) (e)(f)	1,812,020	18,410,123
TOTAL CONSUMER DISCRETIONARY		19,697,020
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Alimentation Couche-Tard Inc	39,700	2,242,942
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Athabasca Oil Corp (f)	812,200	6,427,376
Imperial Oil Ltd (e)	88,400	10,488,223
Sintana Energy Inc (f)	96,500	29,398
Strathcona Resources Ltd	25,200	807,738
Whitecap Resources Inc	236,535	2,717,669
TOTAL ENERGY		20,470,404
Financials - 0.1%
Capital Markets - 0.1%
Brookfield Asset Management Ltd Class A (United States) (e)	15,720	763,992
Brookfield Corp Class A (United States)	1,125,496	51,311,363
		52,075,355
Insurance - 0.0%
Brookfield Wealth Solutions Ltd Class A (United States) (e)	6,589	300,326
TOTAL FINANCIALS		52,375,681
Health Care - 0.0%
Biotechnology - 0.0%
Aurinia Pharmaceuticals Inc (f)	3,450	52,889
Xenon Pharmaceuticals Inc (f)	66,873	3,659,959
TOTAL HEALTH CARE		3,712,848
Industrials - 0.2%
Commercial Services & Supplies - 0.0%
RB Global Inc (United States) (e)	40,996	4,359,925
Ground Transportation - 0.2%
Canadian National Railway Co (United States) (e)	230,180	27,287,839
Canadian Pacific Kansas City Ltd (United States)	1,076,909	96,189,512
		123,477,351
Industrial Conglomerates - 0.0%
Brookfield Business Corp Class A (United States) (e)	125,586	4,122,988
TOTAL INDUSTRIALS		131,960,264
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.0%
Celestica Inc (United States) (f)	70,095	27,013,912
Firan Technology Group Corp (f)	463,652	8,838,193
		35,852,105
IT Services - 0.1%
Shopify Inc Class A (United States) (f)	349,802	41,524,995
Software - 0.1%
BlackBerry Ltd (United States) (e)(f)	1,095,618	9,860,562
Constellation Software Inc/Canada (OTC)	2,965	6,072,320
D-Wave Quantum Inc (e)(f)	63,436	1,911,961
Descartes Systems Group Inc/The (United States) (f)	380,198	28,047,207
		45,892,050
TOTAL INFORMATION TECHNOLOGY		123,269,150
Materials - 0.1%
Metals & Mining - 0.1%
Agnico Eagle Mines Ltd/CA (United States) (e)	102,798	18,827,454
Altius Minerals Corp	34,100	1,432,613
Franco-Nevada Corp (United States)	96,275	22,210,643
Ssr Mining Inc (United States) (f)	741,548	23,151,129
Standard Lithium Ltd (f)	23,200	90,871
Teck Resources Ltd Class B (United States)	5,900	390,344
		66,103,054
Paper & Forest Products - 0.0%
West Fraser Timber Co Ltd (United States) (e)	197,459	13,589,128
TOTAL MATERIALS		79,692,182
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Real Brokerage Inc/The (e)(f)	8,277,755	14,899,959
Real Matters Inc (f)	589,036	2,337,089
Real Matters Inc (OTC) (f)	201,619	808,492
TOTAL REAL ESTATE		18,045,540
Utilities - 0.0%
Gas Utilities - 0.0%
Brookfield Infrastructure Corp (United States) (e)	30,201	1,254,248
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Corp Class A (United States) (e)	8,878	354,941
TOTAL UTILITIES		1,609,189
TOTAL CANADA		453,075,220
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Baidu Inc A Shares (f)	117,447	1,985,948
Baidu Inc Class A ADR (e)(f)	300,195	40,619,386
TOTAL COMMUNICATION SERVICES		42,605,334
Consumer Discretionary - 0.0%
Automobiles - 0.0%
XPeng Inc ADR (e)(f)	196,241	3,228,164
Broadline Retail - 0.0%
Alibaba Group Holding Ltd ADR	5,046	626,813
Hotels, Restaurants & Leisure - 0.0%
Yum China Holdings Inc	81,957	3,477,436
Household Durables - 0.0%
Midea Group Co Ltd H Shares	458,013	5,011,499
TOTAL CONSUMER DISCRETIONARY		12,343,912
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
RoboSense Technology Co Ltd H Shares (f)	563,821	2,276,321
IT Services - 0.0%
GDS Holdings Ltd A Shares (f)	3,293,941	14,511,032
Vnet Group Inc Class A ADR (e)(f)	628,857	6,338,879
		20,849,911
Software - 0.0%
Horizon Robotics A Shares (f)	2,390,052	1,613,313
TOTAL INFORMATION TECHNOLOGY		24,739,545
TOTAL CHINA		79,688,791
DENMARK - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Ascendis Pharma A/S (f)	20,800	4,661,488
Pharmaceuticals - 0.0%
Novo Nordisk A/S Class B ADR	321,014	14,631,818
TOTAL DENMARK		19,293,306
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Amer Sports Inc (f)	227,449	8,092,635
Information Technology - 0.0%
Communications Equipment - 0.0%
Nokia Oyj ADR (e)	1,246,666	18,500,524
TOTAL FINLAND		26,593,159
FRANCE - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Orange SA	135,400	2,831,974
Industrials - 0.0%
Aerospace & Defense - 0.0%
Thales SA ADR (e)	72,889	4,086,887
Information Technology - 0.0%
Communications Equipment - 0.0%
Parrot SA (f)	329,790	3,954,377
TOTAL FRANCE		10,873,238
GERMANY - 0.1%
Consumer Discretionary - 0.1%
Automobile Components - 0.0%
Schaeffler AG Class Registered	1,302,838	16,047,295
Specialty Retail - 0.1%
LuxExperience BV ADR (e)(f)	2,548,165	17,913,600
Textiles, Apparel & Luxury Goods - 0.0%
Birkenstock Holding Plc (e)(f)	25,700	1,158,299
TOTAL CONSUMER DISCRETIONARY		35,119,194
Industrials - 0.0%
Aerospace & Defense - 0.0%
MTU Aero Engines AG	15,766	5,761,419
Machinery - 0.0%
Deutz AG (e)	463,755	5,663,472
TOTAL INDUSTRIALS		11,424,891
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
AIXTRON SE	211,191	14,346,445
Materials - 0.0%
Paper & Forest Products - 0.0%
Mercer International Inc (e)	48,271	44,892
TOTAL GERMANY		60,935,422
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Patria Investments Ltd Class A (e)	12,678	146,938
Webull Corp Class A (f)	65,564	419,610

TOTAL GRAND CAYMAN (UK OVERSEAS TER)		566,548
GREECE - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Okeanis Eco Tankers Corp (h)(i)	278,557	13,150,676
IRELAND - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Ardmore Shipping Corp	40,586	652,623
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Cimpress PLC (f)	488	48,097
TOTAL IRELAND		700,720
ISRAEL - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Taboola.com Ltd (f)	96,438	470,617
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Mobileye Global Inc Class A (e)(f)	621,699	6,428,368
Health Care - 0.0%
Pharmaceuticals - 0.0%
Teva Pharmaceutical Industries Ltd ADR (f)	32,728	1,155,953
Information Technology - 0.0%
Communications Equipment - 0.0%
Silicom Ltd (f)	101,628	4,095,608
Semiconductors & Semiconductor Equipment - 0.0%
Tower Semiconductor Ltd (United States) (f)	39,100	9,979,493
Software - 0.0%
Cellebrite DI Ltd (f)	1,096,209	16,147,159
Cognyte Software Ltd (f)	205,659	2,379,475
Nice Ltd ADR (e)(f)	57,650	5,341,849
		23,868,483
TOTAL INFORMATION TECHNOLOGY		37,943,584
TOTAL ISRAEL		45,998,522
ITALY - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Ermenegildo Zegna Holditalia Spa (e)	506,811	7,450,122
JAPAN - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Chugai Pharmaceutical Co Ltd ADR	1,142,488	28,196,604
Industrials - 0.0%
Machinery - 0.0%
Harmonic Drive Systems Inc	110,609	5,417,073
MINEBEA MITSUMI Inc	167,408	4,795,249
TOTAL INDUSTRIALS		10,212,322
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Disco Corp	4,000	1,632,139
Materials - 0.0%
Chemicals - 0.0%
Resonac Holdings Corp (e)	39,837	4,682,439
TOTAL JAPAN		44,723,504
KOREA (SOUTH) - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Coupang Inc Class A (f)	329,100	5,463,060
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
SK Hynix Inc	15,170	23,456,016
TOTAL KOREA (SOUTH)		28,919,076
MEXICO - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Southern Copper Corp (e)	687	131,423
MONACO - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Scorpio Tankers Inc	292,482	21,792,834
Industrials - 0.0%
Marine Transportation - 0.0%
Costamare Inc	142,477	2,191,296
TOTAL MONACO		23,984,130
NETHERLANDS - 0.3%
Consumer Staples - 0.0%
Food Products - 0.0%
Magnum Ice Cream Co NV/The (United States) (e)	46,707	756,653
Health Care - 0.0%
Biotechnology - 0.0%
Argenx SE ADR (f)	4,900	4,096,351
Newamsterdam Pharma Co NV (e)(f)	31,106	1,047,650
TOTAL HEALTH CARE		5,144,001
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
ASM International NV	2,200	2,305,366
ASML Holding NV depository receipt	1,600	2,580,416
NXP Semiconductors NV	650,874	209,158,361
TOTAL INFORMATION TECHNOLOGY		214,044,143
TOTAL NETHERLANDS		219,944,797
PANAMA - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Banco Latinoamericano de Comercio Exterior SA Class E	10,943	611,057
PORTUGAL - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Galp Energia SGPS SA	58,300	1,267,201
PUERTO RICO - 0.0%
Financials - 0.0%
Banks - 0.0%
First BanCorp/Puerto Rico	686,480	16,461,791
Popular Inc	81,461	12,099,402

TOTAL PUERTO RICO		28,561,193
SINGAPORE - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Grindr Inc Class A (e)(f)	92,757	1,159,463
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Hafnia Ltd (United States)	1,402,543	10,729,454
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Kulicke & Soffa Industries Inc	37,890	3,860,612
TOTAL SINGAPORE		15,749,529
SWEDEN - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Autoliv Inc	238,691	30,342,400
Industrials - 0.0%
Building Products - 0.0%
Munters Group AB (h)(i)	360,391	7,564,499
Information Technology - 0.0%
Software - 0.0%
Micro Systemation AB B Shares	265,545	2,162,760
TOTAL SWEDEN		40,069,659
SWITZERLAND - 0.1%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Garrett Motion Inc	409,128	13,403,033
Textiles, Apparel & Luxury Goods - 0.0%
On Holding AG Class A (f)	298,723	12,193,873
TOTAL CONSUMER DISCRETIONARY		25,596,906
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Lonza Group AG ADR	74,817	4,787,540
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
TE Connectivity PLC	506,994	108,197,590
TOTAL SWITZERLAND		138,582,036
TAIWAN - 0.3%
Industrials - 0.0%
Electrical Equipment - 0.0%
Bizlink Holding Inc	6,000	398,230
Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.1%
Chroma ATE Inc	113,000	9,064,748
Delta Electronics Inc	192,000	14,943,656
Elite Material Co Ltd	6,000	977,908
		24,986,312
Semiconductors & Semiconductor Equipment - 0.2%
Jentech Precision Industrial Co Ltd	27,000	3,046,890
Taiwan Semiconductor Manufacturing Co Ltd ADR	289,795	121,264,718
		124,311,608
TOTAL INFORMATION TECHNOLOGY		149,297,920
TOTAL TAIWAN		149,696,150
THAILAND - 0.1%
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Fabrinet (f)	141,326	92,449,816
UNITED KINGDOM - 0.1%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Genius Sports Ltd Class A (f)	3,340,365	19,574,539
Consumer Staples - 0.1%
Food Products - 0.0%
Nomad Foods Ltd	415,958	4,217,814
Personal Care Products - 0.1%
Unilever PLC ADR	571,487	32,260,441
Tobacco - 0.0%
British American Tobacco PLC ADR	47,281	2,921,493
TOTAL CONSUMER STAPLES		39,399,748
Energy - 0.0%
Energy Equipment & Services - 0.0%
TechnipFMC PLC	288,921	19,767,975
Financials - 0.0%
Insurance - 0.0%
Aviva PLC	301,200	2,479,280
Hiscox Ltd	258,392	6,086,109
Pelagos Insurance Capital Ltd (e)	34,409	742,546
TOTAL FINANCIALS		9,307,935
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Smith & Nephew PLC ADR (e)	333,428	9,899,477
Pharmaceuticals - 0.0%
Astrazeneca PLC (United States)	46,913	8,710,337
GSK PLC ADR	182,274	9,212,128
		17,922,465
TOTAL HEALTH CARE		27,821,942
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Rentokil Initial PLC ADR (e)	328,520	9,891,738
Machinery - 0.0%
Luxfer Holdings PLC	6,180	105,245
TOTAL INDUSTRIALS		9,996,983
Information Technology - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Raspberry PI Holdings PLC (e)(f)	642,567	7,052,561
TOTAL UNITED KINGDOM		132,921,683
UNITED STATES - 77.1%
Communication Services - 7.7%
Diversified Telecommunication Services - 0.5%
AST SpaceMobile Inc Class A (e)(f)	33,959	3,851,290
AT&T Inc	11,398,949	282,693,936
Atn International Inc	50,573	1,424,136
Bandwidth Inc Class A (f)	300,806	19,543,366
Comcast Corp Class A	1,723,289	42,858,197
Globalstar Inc (f)	8,326	701,132
IDT Corp Class B	59,205	3,265,748
Lumen Technologies Inc (f)	792,978	8,714,828
Verizon Communications Inc	2,236,990	106,950,492
		470,003,125
Entertainment - 1.0%
AMC Entertainment Holdings Inc Class A (e)(f)	91,897	158,982
Cinemark Holdings Inc	8,331	233,268
CuriosityStream Inc Class A	7,600	21,736
Electronic Arts Inc	37,543	7,573,174
IMAX Corp (e)(f)	51,700	2,051,456
Lionsgate Studios Corp (f)	27,051	388,182
Live Nation Entertainment Inc (e)(f)	106,120	17,871,669
Madison Square Garden Entertainment Corp Class A (f)	7,500	528,975
Marcus Corp/The (e)	57,919	1,095,248
Netflix Inc (f)	4,559,331	392,193,653
Playstudios Inc Class A (f)	9,986	5,534
Playtika Holding Corp	59,419	224,010
ROBLOX Corp Class A (f)	121,100	5,709,865
Roku Inc Class A (f)	87,117	11,340,891
Spotify Technology SA (f)	48,825	24,299,226
Take-Two Interactive Software Inc (f)	63,788	14,298,718
TKO Group Holdings Inc Class A (e)	181,112	37,160,560
Walt Disney Co/The	3,802,838	387,242,994
Warner Bros Discovery Inc (f)	419,200	11,322,592
Warner Music Group Corp Class A	1,579,963	49,832,033
		963,552,766
Interactive Media & Services - 5.8%
Alphabet Inc Class A	5,294,651	2,013,767,561
Alphabet Inc Class C	5,726,161	2,155,498,786
Angi Inc Class A (f)	36,790	215,588
Cargurus Inc Class A (f)	2,473	73,843
EverQuote Inc Class A (e)(f)	115,730	2,226,645
Match Group Inc	417,593	15,087,635
MediaAlpha Inc Class A (f)	37,439	333,207
Meta Platforms Inc Class A	2,455,959	1,553,418,627
Nextdoor Holdings Inc Class A (e)(f)	323,250	682,058
QuinStreet Inc (e)(f)	125,501	1,571,273
Shutterstock Inc	23,977	357,018
Yelp Inc Class A (f)	133,147	3,035,752
Ziff Davis Inc (e)(f)	8,000	360,560
ZipRecruiter Inc Class A (f)	165,033	534,707
		5,747,163,260
Media - 0.1%
AMC Global Media Inc Class A (f)	92	893
Cable One Inc (f)	400	21,020
Charter Communications Inc Class A (e)(f)	3,678	529,816
DoubleVerify Holdings Inc (f)	76,255	739,674
EchoStar Corp Class A (e)(f)	81,493	10,528,081
Fox Corp Class A	547,531	34,998,182
Fox Corp Class B	81,770	4,692,780
Liberty Broadband Corp Class C (f)	8,036	271,295
Magnite Inc (f)	42,817	613,568
MNTN Inc Class A (e)(f)	82,351	776,570
New York Times Co/The Class A	497,803	37,439,764
News Corp Class A	458,818	11,975,150
News Corp Class B (e)	305,009	9,095,368
Nexstar Media Group Inc	114,873	20,496,789
Omnicom Group Inc	71,600	5,206,036
Paramount Skydance Corp Class B (e)	71,607	759,750
Sirius XM Holdings Inc (e)	372,446	10,994,606
TechTarget Inc (e)(f)	8,089	37,129
Thryv Holdings Inc (f)	48,617	188,634
USA TODAY Co Inc (e)(f)	63,800	498,278
Versant Media Group Inc Class A	79,848	3,444,643
		153,308,026
Wireless Telecommunication Services - 0.3%
Gogo Inc (f)	35,296	161,303
Spok Holdings Inc	4,101	43,430
T-Mobile US Inc	1,458,129	273,442,931
		273,647,664
TOTAL COMMUNICATION SERVICES		7,607,674,841
Consumer Discretionary - 7.9%
Automobile Components - 0.1%
Adient PLC (f)	83,045	1,898,409
BorgWarner Inc	965,878	69,369,358
Cooper-Standard Holdings Inc (f)	17,900	542,907
Dana Inc	7,141	252,863
Dauch Corporation (f)	69,288	460,072
Gentex Corp	722,917	17,465,675
Goodyear Tire & Rubber Co/The (f)	326,679	1,992,742
Lear Corp	14,542	2,081,251
Motorcar Parts of America Inc (e)(f)	99,487	1,100,326
Phinia Inc (e)	197,817	15,283,341
QuantumScape Corp Class A (e)(f)	251,467	2,258,174
Standard Motor Products Inc	29,833	1,169,155
Stoneridge Inc (f)	21,900	163,593
Strattec Security Corp (e)(f)	2,008	160,559
Versigent PLC	352,905	15,570,169
		129,768,594
Automobiles - 1.2%
Ford Motor Co	3,978,429	69,383,802
General Motors Co	2,155,731	179,443,048
Harley-Davidson Inc (e)	358,600	8,670,948
Rivian Automotive Inc Class A (e)(f)	85,161	1,388,124
Tesla Inc (f)	2,164,443	943,242,616
Thor Industries Inc (e)	2,164	171,129
Winnebago Industries Inc	1,000	29,690
		1,202,329,357
Broadline Retail - 3.3%
Amazon.com Inc (f)	11,525,917	3,119,374,178
Dillard's Inc Class A (e)	6,288	3,711,240
eBay Inc	552,816	60,406,204
Etsy Inc (f)	57,840	3,928,493
Groupon Inc (e)(f)	23,981	485,136
Kohl's Corp (e)	69,822	1,002,644
Macy's Inc	711,451	15,481,174
Ollie's Bargain Outlet Holdings Inc (e)(f)	22,380	1,826,879
		3,206,215,948
Distributors - 0.0%
GigaCloud Technology Inc Class A (f)	36,248	1,306,378
Gold.com Inc (e)	20,271	857,666
LKQ Corp	624,517	16,936,901
Pool Corp	104,556	18,966,458
		38,067,403
Diversified Consumer Services - 0.1%
ADT Inc	3,628,690	24,348,510
Bright Horizons Family Solutions Inc (f)	35,083	2,196,897
Coursera Inc (e)(f)	148,555	800,711
Covista Inc (e)(f)	2,956	348,217
Duolingo Inc Class A (f)	16,285	1,813,498
Frontdoor Inc (f)	361,511	22,438,988
Grand Canyon Education Inc (f)	117,299	17,577,255
H&R Block Inc	19,878	765,104
Laureate Education Inc (f)	338,491	10,828,327
Liberty Live Holdings Inc Class C	3,766	373,211
Perdoceo Education Corp (e)	140,406	4,546,346
Service Corp International/US (e)	431,435	32,439,598
Strategic Education Inc	8,280	635,490
		119,112,152
Hotels, Restaurants & Leisure - 1.4%
Accel Entertainment Inc Class A (f)	2,334	27,750
Airbnb Inc Class A (f)	186,969	24,924,837
Aramark	104,862	5,597,534
Bloomin' Brands Inc	63,595	536,742
Booking Holdings Inc	1,141,590	191,136,414
Boyd Gaming Corp	133,801	11,062,667
Brinker International Inc (e)(f)	44,297	6,307,007
Carnival Corp Ltd	374,607	10,511,472
Chipotle Mexican Grill Inc (f)	3,493,437	111,300,903
Churchill Downs Inc	192,510	16,788,797
Darden Restaurants Inc	84,291	17,187,778
Domino's Pizza Inc	31,049	9,643,198
DoorDash Inc Class A (f)	719,870	114,668,092
DraftKings Inc Class A (f)	71,000	1,738,790
Dutch Bros Inc Class A (f)	53,496	3,102,768
Expedia Group Inc Class A	172,314	38,906,778
Hilton Grand Vacations Inc (f)	1,966	102,271
Hilton Worldwide Holdings Inc	371,779	121,817,107
Hyatt Hotels Corp Class A (e)	156,067	28,304,311
Kura Sushi USA Inc Class A (e)(f)	229,557	12,898,808
Las Vegas Sands Corp	1,332,245	67,371,630
Lindblad Expeditions Holdings Inc (f)	21,168	485,806
Marriott International Inc/MD Class A1	70,983	26,661,215
McDonald's Corp	1,204,355	336,255,916
Monarch Casino & Resort Inc	33,958	4,083,789
Nathan's Famous Inc	2,499	252,149
Navan Inc Class A (f)	138,104	2,951,282
Norwegian Cruise Line Holdings Ltd (f)	40,388	740,716
Penn Entertainment Inc (f)	6,031	113,564
Planet Fitness Inc Class A (f)	17,533	938,191
Pursuit Attractions and Hospitality Inc (e)(f)	194,145	8,691,872
Red Robin Gourmet Burgers Inc (f)	729	3,688
Red Rock Resorts Inc Class A	18,295	1,068,062
Royal Caribbean Cruises Ltd	99,525	28,327,801
Rush Street Interactive Inc Class A (f)	116,814	2,960,067
Starbucks Corp	593,683	58,869,606
Texas Roadhouse Inc	75,028	13,551,557
Travel + Leisure Co (e)	449,505	30,566,340
United Parks & Resorts Inc (e)(f)	227,315	9,122,151
Vail Resorts Inc (e)	90,348	12,070,493
Viking Holdings Ltd (f)	165,700	15,262,627
Wingstop Inc	6,500	1,020,240
Wyndham Hotels & Resorts Inc	26,900	2,158,994
Wynn Resorts Ltd	6,108	618,252
Yum! Brands Inc	358,449	53,032,530
		1,403,742,562
Household Durables - 0.2%
Cavco Industries Inc (f)	17,789	9,544,154
Century Communities Inc	18,182	960,373
Champion Homes Inc (f)	14,067	1,035,753
Cricut Inc Class A (e)	10,020	41,582
DR Horton Inc	123,600	18,180,324
Flexsteel Industries Inc	942	54,278
Garmin Ltd	20,800	4,865,536
Installed Building Products Inc	58,723	12,330,656
La-Z-Boy Inc	3,397	127,659
Leggett & Platt Inc	79,655	818,057
LGI Homes Inc (e)(f)	109,157	5,218,796
Lovesac Co/The (f)	4,336	66,688
M/I Homes Inc (f)	30,243	3,980,584
Meritage Homes Corp	12,910	842,248
Newell Brands Inc	570,783	1,940,662
NVR Inc (f)	1,377	8,406,310
PulteGroup Inc	280,700	33,173,126
Somnigroup International Inc	24,800	1,756,088
Sonos Inc (f)	25,952	409,523
Taylor Morrison Home Corp (f)	123,470	7,222,995
Toll Brothers Inc	461,725	63,967,382
TopBuild Corp (f)	1,241	518,093
Whirlpool Corp (e)	74,800	3,247,816
		178,708,683
Leisure Products - 0.1%
Brunswick Corp/DE	138,707	11,618,099
Clarus Corp	3,038	9,311
Hasbro Inc	268,867	23,168,270
Mattel Inc (f)	484,914	7,244,615
Peloton Interactive Inc Class A (e)(f)	1,414,998	9,055,987
Polaris Inc	2,504	176,707
		51,272,989
Specialty Retail - 1.3%
Abercrombie & Fitch Co Class A (f)	20,999	1,621,543
Academy Sports & Outdoors Inc (e)	319,955	16,893,624
American Eagle Outfitters Inc	546,411	8,633,294
Asbury Automotive Group Inc (e)(f)	37,045	6,953,717
AutoNation Inc (f)	56,977	10,695,722
AutoZone Inc (f)	41,223	120,997,337
Bath & Body Works Inc	948,984	18,998,660
Best Buy Co Inc	255,434	19,911,080
Bob's Discount Furniture Inc	54,900	746,640
Boot Barn Holdings Inc (f)	75,240	12,781,019
Buckle Inc/The	68,651	3,149,021
Burlington Stores Inc (f)	402,832	130,449,087
Caleres Inc	6,844	99,649
Camping World Holdings Inc Class A (e)	59,653	437,256
CarMax Inc (f)	164,891	7,357,436
Carparts Com Inc (f)	5,061	28,038
Carvana Co Class A (f)	407,054	29,714,942
Chewy Inc Class A (f)	512,970	11,562,344
Citi Trends Inc (f)	3,385	155,744
Designer Brands Inc Class A	100	771
Dick's Sporting Goods Inc	7,800	1,775,046
Duluth Holdings Inc Class B (f)	257	860
Five Below Inc (f)	12,834	2,917,938
Floor & Decor Holdings Inc Class A (f)	35,703	1,835,134
GameStop Corp Class A (e)(f)	100,820	2,135,368
Gap Inc/The (e)	273,512	5,784,779
Group 1 Automotive Inc	9,964	3,152,012
GrowGeneration Corp (f)	3,500	6,230
Home Depot Inc/The	794,118	251,846,583
Lithia Motors Inc (e)	85,890	24,984,542
Lowe's Cos Inc	1,346,762	288,691,902
MarineMax Inc (f)	190,183	6,549,903
Monro Inc (e)	68,363	1,124,571
Murphy USA Inc	31,001	15,687,436
National Vision Holdings Inc (f)	1,434	24,020
O'Reilly Automotive Inc (f)	586,777	50,979,186
Penske Automotive Group Inc (e)	104,406	17,474,432
Petco Health & Wellness Co Inc Class A (f)	127,776	384,606
RealReal Inc/The (e)(f)	159,775	1,540,231
Revolve Group Inc Class A (f)	303,294	5,944,562
Ross Stores Inc	328,190	76,051,469
Sally Beauty Holdings Inc (e)(f)	436,900	5,802,032
Signet Jewelers Ltd	90,956	7,948,645
Stitch Fix Inc Class A (f)	99,534	354,341
ThredUp Inc Class A (e)(f)	102,223	475,337
TJX Cos Inc/The	652,614	100,992,017
Tractor Supply Co	265,900	8,383,827
Ulta Beauty Inc (f)	31,786	16,174,306
Upbound Group Inc	25,714	493,966
Urban Outfitters Inc (f)	30,950	2,248,518
Valvoline Inc (e)(f)	34,500	1,164,375
Victoria's Secret & Co (f)	20,886	1,148,730
Warby Parker Inc Class A (f)	516,566	12,666,198
Wayfair Inc Class A (f)	25,314	1,829,190
Williams-Sonoma Inc	62,607	12,744,907
Zumiez Inc (e)(f)	43,308	1,066,676
		1,333,570,799
Textiles, Apparel & Luxury Goods - 0.2%
Capri Holdings Ltd (f)	2,720	50,347
Crocs Inc (f)	100,500	11,926,335
Deckers Outdoor Corp (f)	71,600	8,151,660
Figs Inc Class A (e)(f)	3,231	37,996
G-III Apparel Group Ltd	72,799	2,353,592
Levi Strauss & Co Class A	8,200	190,240
NIKE Inc Class B	258,474	11,949,253
PVH Corp	105,000	9,794,400
Ralph Lauren Corp Class A	44,687	16,261,599
Tapestry Inc	652,208	94,870,176
Under Armour Inc Class A (e)(f)	112,500	660,375
VF Corp	43,700	750,766
Wolverine World Wide Inc	29,687	521,007
		157,517,746
TOTAL CONSUMER DISCRETIONARY		7,820,306,233
Consumer Staples - 3.2%
Beverages - 0.8%
Boston Beer Co Inc/The Class A (f)	221	39,179
Brown-Forman Corp Class A (e)	127,249	3,401,365
Brown-Forman Corp Class B (e)	490,837	12,624,328
Celsius Holdings Inc (f)	170,204	5,662,687
Coca-Cola Co/The	3,051,559	241,103,677
Coca-Cola Consolidated Inc	146,710	25,418,975
Constellation Brands Inc Class A	130,300	18,088,246
Keurig Dr Pepper Inc	643,455	19,322,954
MGP Ingredients Inc	386	6,812
Molson Coors Beverage Co Class B (e)	509,528	20,141,642
Monster Beverage Corp (f)	1,089,859	95,994,781
National Beverage Corp (f)	65,681	2,429,540
PepsiCo Inc	2,310,482	333,148,400
Primo Brands Corp Class A	32,227	799,230
Vita Coco Co Inc/The (f)	161,242	12,114,111
Zevia PBC Class A (f)	36,820	57,071
		790,352,998
Consumer Staples Distribution & Retail - 1.2%
Albertsons Cos Inc Class A	1,070,455	16,709,803
Andersons Inc/The	40,124	2,832,353
BJ's Wholesale Club Holdings Inc (f)	804,685	68,623,537
Casey's General Stores Inc	18,450	14,153,733
Chefs' Warehouse Inc/The (f)	9,123	698,273
Costco Wholesale Corp	326,930	312,649,698
Dollar General Corp	261,121	28,882,594
Dollar Tree Inc (f)	257,373	29,968,512
Ingles Markets Inc Class A (e)	127,574	11,285,196
Kroger Co/The	782,976	48,661,958
Maplebear Inc (f)	246,570	9,813,486
Performance Food Group Co (f)	277,130	27,211,395
PriceSmart Inc	126,943	21,579,041
Sprouts Farmers Market Inc (f)	276,119	22,812,952
Sysco Corp	507,824	38,498,137
Target Corp	406,400	51,641,248
United Natural Foods Inc (f)	169,367	8,696,995
US Foods Holding Corp (f)	1,068,969	87,495,113
Walmart Inc	3,170,040	366,932,130
		1,169,146,154
Food Products - 0.2%
Cal-Maine Foods Inc (e)	158,886	11,871,962
Campbell's Company/The (e)	348,500	7,356,835
Conagra Brands Inc	417,883	5,549,486
Darling Ingredients Inc (f)	9,102	537,928
Dole PLC	405,986	5,679,744
Freshpet Inc (e)(f)	61,420	3,169,272
General Mills Inc	362,678	12,262,143
Hershey Co/The	44,356	8,606,395
Hormel Foods Corp	2,900	67,367
Ingredion Inc	126,402	12,822,219
JM Smucker Co	109,200	11,269,440
Kraft Heinz Co/The	544,330	13,069,363
Mama's Creations Inc (f)	516,667	7,130,005
Marzetti Company/The	49,475	5,538,232
McCormick & Co Inc/MD	137,200	6,499,164
Mondelez International Inc	1,069,788	65,438,932
Pilgrim's Pride Corp	277,577	7,858,205
Seaboard Corp	10	50,819
Simply Good Foods Co/The (f)	322,002	3,709,463
Smithfield Foods Inc	394,430	10,188,127
Tootsie Roll Industries Inc Class A	41,269	1,556,254
Tyson Foods Inc Class A	247,500	15,102,450
Utz Brands Inc Class A	23,400	171,288
Vital Farms Inc (e)(f)	33,608	336,416
		215,841,509
Household Products - 0.5%
Central Garden & Pet Co Class A (f)	28,707	979,770
Church & Dwight Co Inc	475,172	45,440,698
Clorox Co/The	74,134	6,673,543
Colgate-Palmolive Co	565,312	50,951,571
Energizer Holdings Inc (e)	319,500	5,821,290
Kimberly-Clark Corp (e)	179,106	17,480,746
Oil-Dri Corp of America	370	28,363
Procter & Gamble Co/The	2,160,035	310,094,625
Reynolds Consumer Products Inc	124,641	2,700,970
WD-40 Co	62,748	12,547,718
		452,719,294
Personal Care Products - 0.0%
BellRing Brands Inc (f)	129,785	1,085,003
Coty Inc Class A (f)	147,100	313,323
Estee Lauder Cos Inc/The Class A	372,458	33,130,139
Herbalife Ltd (f)	3,428	40,999
Honest Co Inc/The (e)(f)	1,474,959	5,162,357
Kenvue Inc	314,253	5,430,292
Medifast Inc (f)	4,408	55,232
Niagen Bioscience Inc (f)	10,405	40,162
		45,257,507
Tobacco - 0.5%
Altria Group Inc	2,262,720	157,440,058
Philip Morris International Inc	2,101,646	372,789,967
Turning Point Brands Inc (e)	41,314	3,508,798
		533,738,823
TOTAL CONSUMER STAPLES		3,207,056,285
Energy - 2.8%
Energy Equipment & Services - 0.3%
Archrock Inc	142,068	4,757,857
Baker Hughes Co Class A	2,154,701	137,642,300
Cactus Inc Class A	144,216	8,370,297
Flowco Holdings Inc Class A	5,800	135,662
Halliburton Co	1,032,100	40,097,085
Helmerich & Payne Inc (e)	2,800	106,820
Liberty Energy Inc Class A	97,739	2,859,843
NOV Inc	88,076	1,757,997
Oceaneering International Inc (e)(f)	64,558	2,468,052
Oil States International Inc (f)	20,700	175,950
Patterson-UTI Energy Inc	445,508	4,994,145
ProPetro Holding Corp (f)	191,401	2,920,779
SLB Ltd	1,383,070	75,446,469
Solaris Energy Infrastructure Inc Class A	290,690	20,214,583
TETRA Technologies Inc (f)	4,300	43,989
Tidewater Inc (e)(f)	14,123	1,037,899
Transocean Ltd (e)(f)	580,071	3,590,639
Valaris Ltd (f)	5,273	488,438
Weatherford International PLC	43,822	4,541,712
		311,650,516
Oil, Gas & Consumable Fuels - 2.5%
Aemetis Inc (f)	8,800	22,440
Antero Midstream Corp	979,778	20,536,147
Antero Resources Corp (f)	343,814	12,291,351
APA Corp	540,843	19,702,910
California Resources Corp (e)	46,816	2,775,721
Centrus Energy Corp Class A (e)(f)	2,981	543,943
Cheniere Energy Inc	32,240	7,249,486
Chevron Corp	1,445,831	263,806,324
Chord Energy Corp	48,980	6,458,993
Clean Energy Fuels Corp (f)	261,709	533,886
CNX Resources Corp (e)(f)	175,084	5,898,580
ConocoPhillips	1,329,131	151,494,351
Crescent Energy Co Class A	308,473	3,565,948
CVR Energy Inc (e)	35,046	1,164,228
Delek US Holdings Inc	272,877	12,145,755
Devon Energy Corp	927,721	41,274,307
DHT Holdings Inc	404,945	6,608,702
Diamondback Energy Inc (e)	279,725	53,561,743
Dorian LPG Ltd (e)	83,969	3,377,233
Energy Fuels Inc/Canada (United States) (e)(f)	47,075	857,707
EOG Resources Inc	1,581,200	210,900,456
EQT Corp	2,105,263	115,642,097
Expand Energy Corp	222,201	20,660,249
Exxon Mobil Corp	5,658,489	821,952,112
FutureFuel Corp (e)	22,200	91,908
Green Plains Inc (f)	74,200	1,162,714
Gulfport Energy Corp (f)	634	106,886
HF Sinclair Corp	510,474	35,677,028
International Seaways Inc	5,724	441,836
Kinder Morgan Inc	1,358,400	42,219,072
Magnolia Oil & Gas Corp Class A (e)	636,030	17,401,781
Marathon Petroleum Corp	347,056	86,337,121
Matador Resources Co (e)	695,622	37,285,339
Murphy Oil Corp (e)	52,581	1,902,906
Northern Oil & Gas Inc	9,092	197,933
Occidental Petroleum Corp	263,197	14,904,846
Ovintiv Inc (e)	387,416	21,710,793
Par Pacific Holdings Inc (f)	176,931	9,936,445
PBF Energy Inc Class A	35,580	1,448,106
Permian Resources Holdings Inc/DE Class A	788,006	15,153,355
Phillips 66	389,543	68,512,823
Plains GP Holdings LP Class A	70,422	1,714,776
PrimeEnergy Resources Corp (e)(f)	533	87,742
Range Resources Corp (e)	461,537	17,976,866
REX American Resources Corp (e)(f)	64,177	3,000,917
Riley Exploration Permian Inc	13,000	432,380
Shell PLC ADR (e)	292,909	24,639,505
SM Energy Co	121,260	3,723,895
Sunoco LP	14,000	909,160
Sunococorp LLC	5,843	381,782
Talos Energy Inc (f)	3,100	45,477
Targa Resources Corp	211,138	53,854,970
Uranium Energy Corp (e)(f)	118,545	1,632,365
Valero Energy Corp	438,674	107,396,169
Venture Global Inc Class A	22,300	268,492
Williams Cos Inc/The	1,581,802	112,924,845
World Kinect Corp	300	8,642
		2,466,513,544
TOTAL ENERGY		2,778,164,060
Financials - 10.1%
Banks - 3.0%
1st Source Corp	23,146	1,708,638
Amalgamated Financial Corp	6,124	254,024
Ameris Bancorp	13,837	1,166,597
Arrow Financial Corp (e)	8,764	321,639
Associated Banc-Corp	391,391	10,884,584
Axos Financial Inc (f)	137,083	11,913,884
Banc of California Inc	26,317	505,813
Bancorp Inc/The (f)	101,284	5,586,825
Bank of America Corp	11,583,939	597,731,252
Bank of Hawaii Corp (e)	12,556	961,790
Bank of Marin Bancorp	300	7,752
Bank OZK	102,639	4,966,701
Bank7 Corp	3,615	160,000
BOK Financial Corp	14,000	1,792,560
Byline Bancorp Inc	100	3,309
Camden National Corp	6,790	339,704
CF Bankshares Inc Class A	1,067	30,431
Citigroup Inc	2,655,444	334,320,400
Citizens Financial Group Inc	903,517	56,252,968
Columbia Banking System Inc	275,800	8,174,712
Commerce Bancshares Inc/MO	36,790	1,921,174
Community Trust Bancorp Inc	12,295	822,044
Community West Bancshares	12,881	309,273
Connectone Bancorp Inc	41,315	1,242,342
Cullen/Frost Bankers Inc (e)	113,247	15,347,233
Customers Bancorp Inc (f)	8,805	661,608
CVB Financial Corp	6,680	136,005
Dime Community Bancshares Inc	300	11,226
East West Bancorp Inc	67,148	8,228,316
Eastern Bankshares Inc	38,357	756,784
Enterprise Financial Services Corp (e)	11,385	690,045
Esquire Financial Holdings Inc (e)	15,362	1,688,130
Fifth Third Bancorp	3,115,088	155,536,344
First Busey Corp	6,647	181,928
First Business Financial Services Inc	5,976	343,740
First Citizens BancShares Inc/NC Class A (e)	9,824	19,554,770
First Financial Bancorp	4,100	126,116
First Financial Bankshares Inc	80,295	2,624,041
First Hawaiian Inc	131,360	3,544,093
First Horizon Corp	1,348,896	32,683,750
First Internet Bancorp	3,200	77,312
First Interstate BancSystem Inc Class A	1,500	53,400
First Mid Bancshares Inc	5,656	249,147
Five Star Bancorp	9,912	418,584
Flagstar Financial Inc (e)	689,645	9,696,409
Flushing Financial Corp	39,990	638,640
FNB Corp/PA	311,568	5,446,209
Hancock Whitney Corp	1,132	77,112
Hilltop Holdings Inc	4,320	162,950
Home BancShares Inc/AR	11,714	313,467
HomeTrust Bancshares Inc	5,547	257,769
Horizon Bancorp Inc/IN	55,556	1,030,564
Huntington Bancshares Inc/OH	1,512,437	24,743,469
Independent Bank Corp (e)	95,702	7,568,114
Independent Bank Corp/MI	29,464	1,011,204
Investar Holding Corp	10,377	293,254
JPMorgan Chase & Co	2,205,724	660,195,250
Kearny Financial Corp/MD	164,960	1,359,270
KeyCorp	1,265,058	26,983,687
Live Oak Bancshares Inc	18,731	712,340
M&T Bank Corp	53,743	11,614,400
Meridian Corp (e)	51,217	920,882
Metropolitan Bank Holding Corp	16,663	1,491,672
Midland States Bancorp Inc	9,557	265,685
National Bankshares Inc VA	22,678	798,039
NB Bancorp Inc	24,844	497,625
Nicolet Bankshares Inc (e)	9,046	1,268,882
Northfield Bancorp Inc	226,864	3,216,932
Northrim BanCorp Inc	58,129	1,436,368
Northwest Bancshares Inc	335	4,740
OceanFirst Financial Corp	161,393	3,032,574
Old National Bancorp/IN	133,944	3,215,995
Orange County Bancorp Inc	4,666	159,204
Origin Bancorp Inc	1,100	52,426
Park National Corp (e)	8,490	1,456,544
Pathward Financial Inc	51,904	4,268,585
Peoples Bancorp of North Carolina Inc	5,976	251,590
Pinnacle Financial Partners Inc	170,583	16,672,782
PNC Financial Services Group Inc/The	141,386	31,263,272
Preferred Bank/Los Angeles CA (e)	25,852	2,477,139
Provident Financial Services Inc	22,864	507,352
Regions Financial Corp (e)	1,478,533	41,398,924
Seacoast Banking Corp of Florida (e)	305,594	9,262,554
ServisFirst Bancshares Inc	200	15,598
Simmons First National Corp Class A	9,800	210,210
SmartFinancial Inc	1,864	77,729
Southern Financial Capital Trust III (f)	9,330	538,994
SOUTHSTATE BANK CORP	23,035	2,182,566
Texas Capital Bancshares Inc (e)(f)	108,941	10,838,540
TFS Financial Corp	100	1,591
Third Coast Bancshares Inc (f)	2,590	99,093
Tompkins Financial Corp	854	73,572
Towne Bank/Portsmouth VA	2,388	81,359
Truist Financial Corp	940,092	45,321,835
Trustmark Corp	1,414	62,442
UMB Financial Corp	137,085	17,993,777
United Bankshares Inc/WV	21,800	946,338
United Community Bank/SC	26,263	865,366
Unity Bancorp Inc	4,511	251,984
US Bancorp	4,606,123	252,645,847
WaFd Inc (e)	350,809	12,474,768
Washington Trust Bancorp Inc	18,018	586,846
Webster Financial Corp	3,500	254,520
Wells Fargo & Co	5,169,843	400,869,626
Westamerica BanCorp	617	34,237
Western Alliance Bancorp	187,297	14,918,206
Wintrust Financial Corp	59,347	8,915,700
Zions Bancorp NA	327,488	20,451,626
		2,951,027,232
Capital Markets - 2.5%
Acadian Asset Management Inc	15,826	1,144,378
Affiliated Managers Group Inc	51,000	15,445,350
Ameriprise Financial Inc	117,568	52,401,233
Ares Management Corp Class A	198,807	25,546,700
Artisan Partners Asset Management Inc Class A (e)	160,601	6,012,901
Bakkt Inc Class A (f)	18,231	198,171
Bank of New York Mellon Corp/The	1,033,001	144,031,329
BGC Group Inc Class A	13,896	145,213
Blackrock Inc	114,027	119,372,586
Blackstone Inc	137,400	16,071,678
Blue Owl Capital Inc Class A	297,415	3,057,426
Carlyle Group Inc/The	73,130	3,322,296
Cboe Global Markets Inc	34,404	11,475,798
Charles Schwab Corp/The	3,588,715	313,474,255
CME Group Inc Class A	60,869	16,650,106
Cohen & Steers Inc	62,780	4,382,044
Coinbase Global Inc Class A (f)	5,700	1,077,471
DigitalBridge Group Inc Class A	13,249	207,214
Donnelley Financial Solutions Inc (f)	200	7,938
Evercore Inc Class A	162,601	55,424,177
FactSet Research Systems Inc (e)	43,952	10,788,897
Federated Hermes Inc Class B	431,538	24,192,020
Franklin Resources Inc	138,068	4,282,869
Goldman Sachs Group Inc/The	311,931	319,903,957
Hamilton Lane Inc Class A (e)	93,196	8,120,167
Houlihan Lokey Inc Class A	233,955	33,142,065
Interactive Brokers Group Inc Class A	192,290	16,723,461
Intercontinental Exchange Inc	660,558	97,663,500
Invesco Ltd	1,238,538	35,248,791
Janus Henderson Group PLC	23,911	1,236,438
Jefferies Financial Group Inc	916,531	48,319,514
KKR & Co Inc Class A	987,527	94,743,340
Lazard Inc	256,977	12,162,721
Lincoln International LLC	57,275	1,307,016
LPL Financial Holdings Inc	26,753	7,324,169
MarketAxess Holdings Inc	138,766	18,045,131
Miami International Holdings Inc	206,178	9,741,911
Moelis & Co Class A	168,654	11,348,728
Moody's Corp	111,506	50,540,095
Morgan Stanley	1,936,112	402,711,297
Morningstar Inc	62,692	11,411,198
MSCI Inc	41,503	26,204,164
Nasdaq Inc	232,700	21,529,404
Northern Trust Corp	117,313	19,409,436
Open Lending Corp (f)	3,593,017	8,192,079
Piper Sandler Cos	2,243	175,874
PJT Partners Inc Class A	68,551	10,481,448
Raymond James Financial Inc	95,900	13,753,019
Ridgepost Capital Inc Class A (e)	460,263	3,810,978
Robinhood Markets Inc Class A (f)	105,727	9,970,056
S&P Global Inc	127,877	54,219,848
SEI Investments Co	473,518	41,612,762
State Street Corp	537,394	83,640,002
StepStone Group Inc Class A	14,823	730,922
Stifel Financial Corp	169,955	11,922,343
StoneX Group Inc (f)	14,757	1,672,706
T Rowe Price Group Inc	155,240	16,227,237
TPG Inc Class A	317,480	13,515,124
Tradeweb Markets Inc Class A	332,379	33,320,995
Virtu Financial Inc Class A	1,465,947	73,517,242
WisdomTree Inc (e)	430,153	8,194,415
		2,460,505,603
Consumer Finance - 0.3%
Ally Financial Inc	177,699	7,607,294
American Express Co	313,508	99,215,877
Atlanticus Holdings Corp (f)	685	59,061
Bread Financial Holdings Inc	1,835	163,443
Capital One Financial Corp	632,022	118,775,895
Dave Inc Class A (f)	90,225	25,493,976
Encore Capital Group Inc (f)	113,984	9,110,741
Enova International Inc (f)	130,444	21,068,010
EZCORP Inc Class A (f)	70,300	2,196,172
Figure Technology Solutions Inc Class A (e)	394,400	13,942,040
Green Dot Corp Class A (f)	3,100	39,897
Jefferson Capital Inc	22,571	383,481
LendingClub Corp (f)	10,451	186,550
Lendingtree Inc (e)(f)	7,438	284,132
Navient Corp	9,412	80,567
OneMain Holdings Inc	157,167	8,692,907
Oportun Financial Corp (f)	1,800	9,756
PRA Group Inc (f)	103,117	1,573,565
PROG Holdings Inc	1,476	54,273
SLM Corp	265,917	5,882,084
SoFi Technologies Inc Class A (e)(f)	1,045,510	19,049,192
Synchrony Financial	327,500	23,396,600
Upstart Holdings Inc (e)(f)	53,921	1,821,991
		359,087,504
Financial Services - 2.6%
Affirm Holdings Inc Class A (f)	731,423	53,869,304
Apollo Global Management Inc	399,809	51,459,416
Berkshire Hathaway Inc Class A (f)	7	4,976,300
Berkshire Hathaway Inc Class B (f)	1,113,745	528,449,728
Block Inc Class A (f)	1,259,731	95,386,831
Chime Financial Inc Class A (f)	16,800	312,480
Corebridge Financial Inc	675,239	18,231,453
Corpay Inc (f)	356,097	128,835,895
Enact Holdings Inc	7,200	300,888
Equitable Holdings Inc	926,904	38,327,480
Federal Agricultural Mortgage Corp Class C	393	69,871
Fidelity National Information Services Inc	2,047,700	88,030,623
Fiserv Inc (f)	304,791	17,238,979
Global Payments Inc	337,451	25,480,925
HA Sustainable Infrastructure Capital Inc (e)	356,603	14,620,723
International Money Express Inc (f)	67,677	1,013,125
Jack Henry & Associates Inc (e)	44,630	6,083,962
Jackson Financial Inc	17,862	1,841,751
Mastercard Inc Class A	1,467,486	724,908,735
MGIC Investment Corp	555,700	14,014,754
NMI Holdings Inc (f)	108,220	3,885,098
Payoneer Global Inc (f)	141,900	737,880
PayPal Holdings Inc	445,371	19,930,352
Radian Group Inc	482,095	16,463,544
Remitly Global Inc (f)	955,246	19,124,025
Repay Holdings Corp Class A (f)	1,200	4,656
Sezzle Inc (e)(f)	142,397	16,824,206
Shift4 Payments Inc Class A (e)(f)	317,531	14,149,181
Sycamore Partners LLC rights (f)(g)	304,719	164,548
Toast Inc Class A (f)	2,068,371	53,839,697
Velocity Financial Inc (e)(f)	39,750	695,625
Visa Inc Class A	1,645,704	537,091,958
Voya Financial Inc	328,843	26,708,628
Walker & Dunlop Inc (e)	121,484	6,097,282
Waterstone Financial Inc (e)	20,699	383,138
Western Union Co/The (e)	1,470,261	11,953,222
WEX Inc (f)	51,923	7,526,758
		2,549,033,021
Insurance - 1.7%
AFLAC Inc	262,974	29,563,537
Allstate Corp/The	486,142	100,189,005
American Financial Group Inc/OH	193,363	25,098,517
American Integrity Insurance Group Inc	15,623	255,592
American International Group Inc	1,071,748	79,555,854
Amerisafe Inc	93,549	2,867,277
Aon PLC	584,049	184,594,528
Arch Capital Group Ltd (f)	239,783	21,422,213
Arthur J Gallagher & Co	574,359	115,509,338
Assurant Inc	40,366	10,045,886
Assured Guaranty Ltd	189,626	14,072,145
Ategrity Specialty Holdings LLC (f)	33,653	656,570
Axis Capital Holdings Ltd	450,681	42,783,147
Baldwin Insurance Group Inc/The Class A (e)(f)	153,623	2,983,359
Brown & Brown Inc	119,900	6,744,375
Chubb Ltd	530,445	165,355,621
Cincinnati Financial Corp	137,231	21,602,904
CNA Financial Corp (e)	163,629	6,882,236
CNO Financial Group Inc	17,471	803,142
Donegal Group Inc Class A	16,150	274,066
eHealth Inc (f)	431	668
Employers Holdings Inc	2,900	126,150
Erie Indemnity Co Class A	57,901	12,336,966
Everest Group Ltd	103,063	33,395,504
Exzeo Group Inc	206,717	2,863,030
F&G Annuities & Life Inc	33,298	923,021
Fidelity National Financial Inc	118,619	5,616,610
First American Financial Corp	16,606	1,099,815
Genworth Financial Inc Class A (f)	1,840,230	15,752,369
Globe Life Inc	239,497	36,700,520
Hanover Insurance Group Inc/The	110,325	20,542,515
Hartford Insurance Group Inc/The	431,764	54,890,157
HCI Group Inc	25,411	3,915,073
Heritage Insurance Holdings Inc (f)	50,573	1,096,423
Hippo Holdings Inc (f)	47,962	1,240,777
Horace Mann Educators Corp	591	27,026
Kemper Corp	110,259	2,720,090
Kinsale Capital Group Inc (e)	77,061	23,485,881
Lemonade Inc (f)	15,382	892,156
Lincoln National Corp	379,497	13,392,449
Loews Corp	66,100	6,844,655
Markel Group Inc (e)(f)	3,258	5,915,192
Marsh & McLennan Cos Inc	742,293	118,744,612
Mercury General Corp	9,263	908,052
MetLife Inc	1,366,194	112,970,582
Octave Specialty Group Inc (f)	49,467	271,079
Old Republic International Corp	276,304	10,286,798
Oscar Health Inc Class A (f)	382,226	8,496,884
Palomar Hldgs Inc (f)	22,426	2,400,479
Primerica Inc	85,034	22,956,629
Principal Financial Group Inc (e)	135,829	14,074,601
Progressive Corp/The	492,384	93,749,914
Prudential Financial Inc (e)	431,290	43,405,026
Reinsurance Group of America Inc	124,833	25,058,976
RLI Corp (e)	309,430	15,483,877
Root Inc/OH Class A (e)(f)	3,173	165,186
Safety Insurance Group Inc	4,199	294,644
Selective Insurance Group Inc	2,367	204,840
SiriusPoint Ltd (f)	10,016	213,842
Skyward Specialty Insurance Group Inc (f)	13,654	602,414
Slide Insurance Holdings Inc (e)(f)	241,271	4,350,116
Stewart Information Services Corp	66,534	4,323,379
Tiptree Inc Class A	23,764	433,455
Travelers Companies Inc/The	82,572	24,101,941
Universal Insurance Holdings Inc (e)	87,550	3,241,101
Unum Group	382,206	31,811,005
W R Berkley Corp	241,236	15,328,135
White Mountains Insurance Group Ltd	13,654	28,193,052
Willis Towers Watson PLC	157,200	39,248,124
		1,696,355,102
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
Annaly Capital Management Inc	542,100	11,844,885
Granite Point Mortgage Trust Inc	12,100	17,666
Kkr Real Estate Finance Trust Inc	3,700	24,679
Ladder Capital Corp Class A	9,918	101,362
Rithm Capital Corp	24,400	227,408
Starwood Property Trust Inc	46,200	789,096
		13,005,096
TOTAL FINANCIALS		10,029,013,558
Health Care - 7.3%
Biotechnology - 1.8%
AbbVie Inc	2,270,315	494,292,982
ACADIA Pharmaceuticals Inc (f)	106,843	2,314,219
ADMA Biologics Inc (e)(f)	286,500	2,286,270
Agios Pharmaceuticals Inc (e)(f)	481,226	14,148,044
Alector Inc (f)	38,500	83,160
Aligos Therapeutics Inc Class A (f)	3,200	18,240
Alkermes PLC (f)	71,545	3,018,484
Alnylam Pharmaceuticals Inc (f)	50,880	15,364,742
Altimmune Inc (f)	36,028	109,885
Amgen Inc	415,234	139,846,659
AnaptysBio Inc (f)	9,366	521,405
Anika Therapeutics Inc (f)	1,992	28,944
Arcturus Therapeutics Holdings Inc (e)(f)	53,984	427,553
Arcus Biosciences Inc (f)	12,612	319,588
Arcutis Biotherapeutics Inc (f)	59,900	1,285,454
Ardelyx Inc (f)	183,072	1,105,755
Arrowhead Pharmaceuticals Inc (f)	34,540	2,691,011
Atrium Therapeutics Inc	1,227	15,951
Beam Therapeutics Inc (e)(f)	6,228	205,088
BioCryst Pharmaceuticals Inc (f)	201,830	1,798,305
Biogen Inc (f)	176,155	34,526,380
Biohaven Ltd (f)	15,804	174,002
BioMarin Pharmaceutical Inc (f)	142,872	8,185,137
Black Diamond Therapeutics Inc (f)	1,700	3,774
Blueprint Medicines Corp rights (f)(g)	24,629	0
Bridgebio Pharma Inc (f)	256,932	17,024,314
Candel Therapeutics Inc (e)(f)	1,814,352	15,059,122
CareDx Inc (f)	493,746	11,267,284
Caris Life Sciences Inc (e)(f)	229,239	3,832,876
Catalyst Pharmaceuticals Inc (f)	2,962	92,503
Celldex Therapeutics Inc (f)	24,529	770,946
CG oncology Inc (e)(f)	20,100	1,252,029
Cogent Biosciences Inc (f)	122,500	4,282,600
Cytokinetics Inc (e)(f)	303,654	23,308,481
CytomX Therapeutics Inc (f)	190,000	684,000
Denali Therapeutics Inc (f)	36,990	778,270
Disc Medicine Inc (e)(f)	20,000	1,391,400
Editas Medicine Inc (e)(f)	88,349	305,688
Emergent BioSolutions Inc (f)	2,867	26,147
Exelixis Inc (f)	1,273,668	64,294,761
First Tracks Biotherapeutics Inc	6,877	109,757
Gilead Sciences Inc	1,323,621	177,934,371
Halozyme Therapeutics Inc (f)	269,775	17,950,829
Heron Therapeutics Inc (e)(f)	11,700	10,180
Ideaya Biosciences Inc (f)	54,002	1,591,439
Incyte Corp (f)	351,666	34,020,169
Insmed Inc (f)	277,516	29,669,236
Intellia Therapeutics Inc (e)(f)	67,056	943,478
Ionis Pharmaceuticals Inc (f)	267,916	20,495,574
Iovance Biotherapeutics Inc (e)(f)	139,705	572,791
Ironwood Pharmaceuticals Inc Class A (f)	192,459	687,079
Janux Therapeutics Inc (f)	71,770	1,047,124
Kailera Therapeutics Inc (f)	82,700	1,897,138
Keros Therapeutics Inc (f)	17,179	193,264
Kiniksa Pharmaceuticals International Plc Class A (f)	38,000	1,838,440
Kura Oncology Inc (f)	54,314	554,003
Kymera Therapeutics Inc (e)(f)	69,847	5,686,943
Legend Biotech Corp ADR (f)	88,000	2,390,080
MacroGenics Inc (f)	6,400	26,624
Madrigal Pharmaceuticals Inc (f)	4,388	2,182,021
MannKind Corp (e)(f)	286,582	1,080,414
MiMedx Group Inc (e)(f)	214,278	788,543
Mineralys Therapeutics Inc (f)	50,000	1,575,000
Mirum Pharmaceuticals Inc (f)	19,134	1,942,101
Moderna Inc (f)	101,813	4,804,555
Myriad Genetics Inc (f)	117,461	466,320
Natera Inc (f)	298,218	66,612,955
Neurocrine Biosciences Inc (f)	134,180	21,240,694
Novavax Inc (e)(f)	68,600	752,542
Nuvalent Inc Class A (f)	22,800	2,516,892
Olema Pharmaceuticals Inc (e)(f)	60,000	791,400
Organogenesis Holdings Inc Class A (f)	153,295	393,968
ORIC Pharmaceuticals Inc (f)	200	1,690
Oruka Therapeutics Inc (f)	9,500	556,035
Praxis Precision Medicines Inc (f)	8,566	2,997,843
PTC Therapeutics Inc (f)	127,172	9,391,652
Puma Biotechnology Inc (f)	9,000	64,530
Recursion Pharmaceuticals Inc Class A (e)(f)	212,474	762,782
Regeneron Pharmaceuticals Inc	219,928	135,207,336
REGENXBIO Inc (f)	150,176	1,052,734
Relay Therapeutics Inc (f)	80,000	1,124,000
Revolution Medicines Inc (f)	44,660	7,033,057
Rigel Pharmaceuticals Inc (e)(f)	29,034	885,247
Roivant Sciences Ltd (f)	32,143	963,969
Sarepta Therapeutics Inc (f)	122,185	2,183,446
Savara Inc (f)	28,839	149,963
Scholar Rock Holding Corp (e)(f)	21,000	1,035,300
Spyre Therapeutics Inc (f)	7,866	578,151
Stoke Therapeutics Inc (f)	600	18,546
Summit Therapeutics Inc (e)(f)	25,925	454,725
Syndax Pharmaceuticals Inc (e)(f)	114,322	2,239,568
Taysha Gene Therapies Inc (e)(f)	54,400	319,328
TG Therapeutics Inc (e)(f)	194,901	7,394,544
Travere Therapeutics Inc (f)	274,055	12,929,915
TScan Therapeutics Inc (f)	29,612	31,981
Twist Bioscience Corp (f)	18,401	1,230,475
Ultragenyx Pharmaceutical Inc (f)	527,313	12,623,873
United Therapeutics Corp (f)	197,884	110,185,769
Upstream Bio Inc (f)	14,079	117,700
Vanda Pharmaceuticals Inc (f)	165,131	1,065,095
Vaxcyte Inc (f)	47,500	2,441,500
Vera Therapeutics Inc Class A (f)	700	24,864
Veracyte Inc (e)(f)	408,119	18,912,234
Verastem Inc (f)	64,022	277,215
Vertex Pharmaceuticals Inc (f)	424,736	190,086,349
Viking Therapeutics Inc (f)	80,476	2,634,784
Vir Biotechnology Inc (f)	30,613	292,048
Viridian Therapeutics Inc (f)	137,271	2,418,715
Voyager Therapeutics Inc (f)	14,473	56,011
Xencor Inc (f)	143,656	1,706,633
XenoTherapeutics Inc rights (f)(g)	7,699	0
Zenas Biopharma Inc (e)(f)	103,767	1,909,313
Zymeworks Inc (f)	35,504	892,216
		1,804,158,513
Health Care Equipment & Supplies - 1.1%
Abbott Laboratories	1,012,613	86,679,673
ABIOMED Inc (f)(g)	14,700	22,197
Align Technology Inc (f)	92,423	16,169,404
AngioDynamics Inc (f)	35,214	404,257
AtriCure Inc (f)	1,940	53,680
Avanos Medical Inc (f)	6,500	161,200
Baxter International Inc (e)	222,000	4,169,160
Becton Dickinson & Co	100,978	14,855,883
Boston Scientific Corp (f)	3,067,668	148,199,041
Butterfly Network Inc Class A (f)	5,886	26,781
CONMED Corp	1,576	56,263
Cooper Cos Inc/The (f)	353,665	21,647,835
Delcath Systems Inc (f)	1,302	14,036
DENTSPLY SIRONA Inc	202,088	2,115,861
Dexcom Inc (f)	122,170	9,008,816
Edwards Lifesciences Corp (f)	1,027,465	88,844,899
Electromed Inc (f)	16,055	605,595
Embecta Corp	44,045	148,872
Enovis Corp (e)(f)	170,517	3,867,326
Envista Holdings Corp (f)	561,337	13,219,486
GE HealthCare Technologies Inc	339,850	21,186,249
Glaukos Corp (f)	16,028	1,656,494
Globus Medical Inc Class A (f)	404,879	33,151,493
Haemonetics Corp (f)	169,057	11,463,755
ICU Medical Inc (e)(f)	78,605	10,642,331
IDEXX Laboratories Inc (f)	15,059	8,486,198
Inmode Ltd (f)	42,822	596,510
Inogen Inc (f)	2,200	14,278
Inspire Medical Systems Inc (f)	69,268	2,864,924
Insulet Corp (f)	16,058	2,327,447
Integer Holdings Corp (e)(f)	76,198	6,810,577
Intuitive Surgical Inc (f)	274,512	116,568,776
iRadimed Corp	19,874	1,801,777
iRhythm Technologies Inc (f)	13,097	1,491,748
Kestra Medical Technologies Ltd (e)(f)	42,000	892,920
Lantheus Holdings Inc (f)	183,467	18,218,273
LeMaitre Vascular Inc (e)	48,370	4,578,221
LivaNova PLC (f)	32,866	2,425,511
Medline Inc Class A	45,000	1,645,200
Medtronic PLC	1,601,417	118,200,589
NeuroPace Inc (e)(f)	36,286	600,170
Novocure Ltd (f)	126,995	2,163,995
Omnicell Inc (f)	22,037	972,713
Penumbra Inc (f)	4,129	1,314,261
Pro-Dex Inc (f)	100	6,477
Procept Biorobotics Corp (e)(f)	197,501	5,200,201
Pulmonx Corp (f)	3,357	5,539
Pulse Biosciences Inc (e)(f)	513,041	12,826,025
ResMed Inc	107,432	20,473,316
RxSight Inc (f)	26,000	138,580
Sanara Medtech Inc (f)	2,800	63,812
SANUWAVE Health Inc (f)	300	4,940
Sight Sciences Inc (f)	7,041	34,219
Solventum Corp (f)	342,778	25,691,211
STERIS PLC	35,983	7,654,664
Strive Inc Class A (e)(f)	16,456	290,778
Stryker Corp	673,102	205,356,689
Tactile Systems Technology Inc (f)	700	17,227
Tandem Diabetes Care Inc (e)(f)	84,500	1,453,400
Teleflex Inc	175,911	22,629,191
TransMedics Group Inc (e)(f)	29,126	1,957,267
Treace Medical Concepts Inc (f)	3,161	10,937
Utah Medical Products Inc (e)	6,791	451,262
Varex Imaging Corp (f)	5,619	57,482
Zimmer Biomet Holdings Inc	85,900	7,072,147
		1,091,740,039
Health Care Providers & Services - 1.4%
Acadia Healthcare Co Inc (f)	188,436	4,371,715
Accendra Health Inc (f)	120,897	343,347
AdaptHealth Corp (f)	4,131	41,847
Addus HomeCare Corp (f)	18,939	1,736,328
agilon health Inc (e)(f)	35,473	3,273,448
Alignment Healthcare Inc (e)(f)	546,045	8,365,409
AMN Healthcare Services Inc (f)	7,148	207,078
BrightSpring Health Services Inc (f)	316,265	19,507,225
Brookdale Senior Living Inc (f)	45,688	588,005
Cardinal Health Inc	303,564	59,741,395
Castle Biosciences Inc (f)	312,066	6,578,351
Cencora Inc	400,203	107,798,680
Centene Corp (f)	628,299	37,446,620
Chemed Corp (e)	85,050	36,266,171
Cigna Group/The	48,134	13,352,372
Clover Health Investments Corp Class A (f)	49,256	196,039
Concentra Group Holdings Parent Inc	3,628	90,228
CorVel Corp (f)	78,015	4,817,426
Cross Country Healthcare Inc (f)	5,788	75,765
CVS Health Corp	2,289,001	208,253,311
DaVita Inc (f)	98,460	19,136,686
Elevance Health Inc	159,234	62,609,216
Encompass Health Corp	186,848	19,777,861
Ensign Group Inc/The (e)	18,665	3,129,187
Fulgent Genetics Inc (f)	101,303	1,837,636
GeneDx Holdings Corp Class A (f)	222,516	11,568,607
GMR Solutions Inc	50,000	625,000
Guardant Health Inc (f)	412,646	53,516,060
Guardian Pharmacy Services Inc Class A (e)(f)	141,917	5,497,865
HCA Healthcare Inc	207,349	78,489,890
HealthEquity Inc (f)	199,916	17,590,609
Henry Schein Inc (f)	95,232	7,292,867
Hims & Hers Health Inc Class A (e)(f)	57,462	1,502,631
Hinge Health Inc Class A (f)	27,813	1,563,369
Labcorp Holdings Inc (e)	70,900	18,438,254
LifeStance Health Group Inc (f)	417,004	3,215,101
McKesson Corp	61,302	45,513,057
Molina Healthcare Inc (f)	11,600	2,013,760
National HealthCare Corp	187	34,487
NeoGenomics Inc (e)(f)	43,100	453,412
NRC Health Class A (e)	37,451	731,418
Omada Health Inc (e)(f)	11,200	201,264
Option Care Health Inc (f)	11,364	237,167
PACS Group Inc (f)	15,237	558,436
Pediatrix Medical Group Inc (e)(f)	11,600	249,864
Privia Health Group Inc (e)(f)	195,763	4,210,862
Progyny Inc (f)	19,618	501,436
Quest Diagnostics Inc	84,091	16,389,336
RadNet Inc (e)(f)	51,794	2,876,121
Select Medical Holdings Corp	134,286	2,215,719
Tenet Healthcare Corp (f)	298,333	52,303,742
UnitedHealth Group Inc	1,106,185	420,693,217
Universal Health Services Inc Class B (e)	269,477	39,373,284
Viemed Healthcare Inc (f)	19,686	193,710
		1,407,591,891
Health Care Technology - 0.0%
Definitive Healthcare Corp Class A (f)	40,092	37,317
Doximity Inc Class A (f)	393,981	8,431,193
Evolent Health Inc Class A (f)	167,866	663,071
HealthStream Inc	54,133	1,351,701
Phreesia Inc (f)	66,466	655,355
Schrodinger Inc/United States (e)(f)	72,454	1,101,301
Veeva Systems Inc Class A (f)	99,229	17,299,584
Waystar Holding Corp (e)(f)	50,000	995,500
		30,535,022
Life Sciences Tools & Services - 0.7%
10X Genomics Inc Class A (f)	96,800	2,739,924
Adaptive Biotechnologies Corp (f)	55,675	843,476
Agilent Technologies Inc	120,139	16,282,439
Avantor Inc (f)	596,496	5,440,044
Azenta Inc (e)(f)	320,279	7,327,984
Bio-Rad Laboratories Inc Class A (e)(f)	61,988	19,370,010
Bio-Techne Corp (e)	658,805	34,047,042
Bruker Corp (e)	42,800	2,520,492
Charles River Laboratories International Inc (f)	158,148	28,578,925
Codexis Inc (f)	22,301	61,774
Cytek Biosciences Inc (f)	1,790	7,500
Danaher Corp	581,624	106,245,256
Fortrea Holdings Inc (f)	12,717	195,715
ICON PLC (f)	167,175	22,747,502
Illumina Inc (f)	34,413	5,607,942
IQVIA Holdings Inc (f)	56,167	10,234,189
Medpace Holdings Inc (f)	81,838	36,590,588
Mesa Laboratories Inc	100	10,202
Mettler-Toledo International Inc (f)	5,421	6,399,924
OmniAb Inc (f)	1,400	3,779
Pacific Biosciences of California Inc (e)(f)	154,589	230,338
Personalis Inc (e)(f)	567,752	6,472,373
QIAGEN NV	34,962	1,279,260
Quanterix Corp (e)(f)	1,700,770	5,204,356
Repligen Corp (e)(f)	21,800	2,702,110
Revvity Inc (e)	99,584	10,411,507
Standard BioTools Inc (e)(f)	111,200	127,880
Tempus AI Inc Class A (e)(f)	44,428	2,242,281
Thermo Fisher Scientific Inc	294,816	145,199,828
Waters Corp (f)	406,054	155,750,133
West Pharmaceutical Services Inc	87,050	28,100,611
		662,975,384
Pharmaceuticals - 2.3%
Amneal Intermediate Inc Class A (f)	30,000	395,100
Amylyx Pharmaceuticals Inc (f)	72,910	1,046,259
ANI Pharmaceuticals Inc (f)	8,845	694,421
Arvinas Inc (f)	60,491	543,209
Atea Pharmaceuticals Inc (e)(f)	110,737	517,142
Avalyn Pharma Inc (e)	17,540	504,801
Axsome Therapeutics Inc (f)	18,369	4,307,163
Bristol-Myers Squibb Co	4,099,258	234,395,572
Collegium Pharmaceutical Inc (f)	20,392	685,375
Corcept Therapeutics Inc (f)	250,720	17,422,533
Crinetics Pharmaceuticals Inc (f)	325,562	11,573,729
Elanco Animal Health Inc (f)	91,053	2,171,614
Eli Lilly & Co	744,448	822,615,041
Fulcrum Therapeutics Inc (f)	48,541	335,904
Haleon PLC ADR	1,011,079	9,160,376
Harmony Biosciences Holdings Inc (f)	114,883	3,629,154
Indivior Pharmaceuticals Inc	4,109	148,006
Innoviva Inc (f)	2,290	49,052
Jazz Pharmaceuticals PLC (f)	166,603	39,399,943
Johnson & Johnson	2,286,610	515,241,832
Liquidia Corp (e)(f)	39,600	2,449,656
Merck & Co Inc	2,460,750	292,140,240
Novartis AG ADR	100,720	15,125,122
Nuvation Bio Inc Class A (f)	46,569	222,600
Ocular Therapeutix Inc (f)	155,082	1,397,289
Organon & Co	155,600	2,075,704
Pacira BioSciences Inc (f)	27,855	646,793
Paratek Pharmaceuticals Inc rights (e)(f)(g)	2,400	0
Pfizer Inc	3,605,027	94,379,607
Phathom Pharmaceuticals Inc (e)(f)	966,287	9,266,692
Prestige Consumer Healthcare Inc (e)(f)	109,594	5,209,003
Roche Holding AG	6,000	2,531,292
Roche Holding AG ADR	230,184	12,061,642
Royalty Pharma PLC Class A	80,207	4,472,342
SIGA Technologies Inc	11,903	55,706
Structure Therapeutics Inc ADR (f)	75,523	2,971,075
Supernus Pharmaceuticals Inc (f)	8,153	376,506
Supernus Pharmaceuticals Inc rights (f)(g)	66,500	0
Tarsus Pharmaceuticals Inc (f)	16,300	968,220
Theravance Biopharma Inc (f)	8,124	130,471
Third Harmonic Bio Inc (e)(f)(g)	7,000	0
Trevi Therapeutics Inc (f)	82,215	1,162,520
VeraDermics Inc	8,000	807,280
Viatris Inc	3,774,986	61,381,272
WaVe Life Sciences Ltd (f)	170,453	1,121,581
Xeris Biopharma Holdings Inc (f)	75,600	465,696
Zevra Therapeutics Inc (f)	61,900	717,421
Zoetis Inc Class A	18,541	1,440,450
		2,178,412,406
TOTAL HEALTH CARE		7,175,413,255
Industrials - 7.7%
Aerospace & Defense - 1.7%
AeroVironment Inc (e)(f)	51,983	10,772,957
AerSale Corp (f)	6,800	44,812
Aevex Corp Class A	41,227	1,586,003
Arxis Inc Class A	27,506	1,235,845
ATI Inc (f)	78,908	13,821,525
Axon Enterprise Inc (f)	62,653	28,113,654
Boeing Co (f)	869,376	200,956,262
BWX Technologies Inc	41,370	8,103,556
Carpenter Technology Corp	21,758	10,204,067
Curtiss-Wright Corp	76,220	56,982,834
Ducommun Inc (f)	29,756	4,529,458
Firefly Aerospace Inc (e)(f)	7,250	337,053
FTAI Aviation Ltd (e)	70,992	18,482,057
GE Aerospace	798,889	258,648,303
General Dynamics Corp	167,350	58,040,327
Hawkeye 360 Inc	6,678	220,441
HEICO Corp	1,815	631,947
HEICO Corp Class A	57,157	14,849,960
Howmet Aerospace Inc	566,097	146,194,550
Huntington Ingalls Industries Inc	83,572	25,754,383
Kratos Defense & Security Solutions Inc (f)	75,394	4,835,017
L3Harris Technologies Inc	84,181	26,532,168
Leonardo DRS Inc	22,929	1,118,018
Loar Holdings Inc (e)(f)	180,544	11,641,477
Lockheed Martin Corp	125,737	66,697,192
Mercury Systems Inc (f)	3,762	420,215
Moog Inc Class A (e)	108,408	39,023,628
Northrop Grumman Corp	236,988	133,585,396
Park Aerospace Corp	324,456	10,340,413
Rocket Lab Corp (f)	92,651	13,293,565
RTX Corp	1,468,865	263,896,286
StandardAero Inc (f)	319,650	9,154,776
Textron Inc (e)	366,725	33,650,686
TransDigm Group Inc	111,904	140,811,041
V2X Inc (f)	23,194	1,928,117
Woodward Inc	158,772	55,574,963
		1,672,012,952
Air Freight & Logistics - 0.3%
CH Robinson Worldwide Inc	231,290	41,319,959
Expeditors International of Washington Inc (e)	163,373	25,811,300
FedEx Corp	197,721	81,411,622
Forward Air Corp Class A (f)	14,641	154,902
GXO Logistics Inc (f)	578,865	29,006,925
Hub Group Inc Class A	226,076	9,391,197
United Parcel Service Inc Class B	912,515	97,356,225
		284,452,130
Building Products - 0.6%
A O Smith Corp	369,612	20,964,393
AAON Inc	144,536	20,263,947
Advanced Drainage Systems Inc	14,110	1,963,548
Allegion plc	303,298	39,449,971
Apogee Enterprises Inc	841	32,302
Armstrong World Industries Inc	136,873	21,612,247
Builders FirstSource Inc (f)	31,110	2,372,449
Carlisle Cos Inc	15,700	5,413,517
Carrier Global Corp	620,040	39,601,955
CSW Industrials Inc (e)	35,970	9,962,611
Fortune Brands Innovations Inc	10,587	412,258
Gibraltar Industries Inc (e)(f)	218,510	8,445,412
Griffon Corp (e)	16,600	1,460,468
Janus International Group Inc (f)	532,253	2,842,231
JELD-WEN Holding Inc (f)	62,730	135,496
Johnson Controls International plc	470,091	63,020,399
Madison Air Solutions Corp Class A	256,683	11,158,010
Masco Corp	182,188	12,798,707
Modine Manufacturing Co (f)	196,040	54,677,516
Owens Corning (e)	244,183	30,723,105
Resideo Technologies Inc (e)(f)	78,502	2,454,758
Tecogen Inc (f)	748,787	4,649,967
Trane Technologies PLC	533,435	240,739,216
Trex Co Inc (f)	307,268	12,720,895
UFP Industries Inc	105,029	8,507,349
Zurn Elkay Water Solutions Corp	49,619	2,332,093
		618,714,820
Commercial Services & Supplies - 0.2%
ACV Auctions Inc Class A (f)	48,987	321,845
Brady Corp Class A (e)	6,433	553,753
Brink's Co/The (e)	60,600	6,303,612
Cintas Corp	183,739	31,467,141
Clean Harbors Inc (f)	75,573	21,238,280
CoreCivic Inc (f)	1,094,695	23,076,171
Deluxe Corp (e)	238,700	5,798,023
Ennis Inc	58,366	1,194,168
Enviri Corp (f)	14,233	295,335
Healthcare Services Group Inc (f)	31,420	647,252
Interface Inc (e)	336,031	9,946,518
Millerknoll Inc	27,544	445,662
OPENLANE Inc (f)	4,251	161,963
Pitney Bowes Inc (e)	249,300	4,013,730
Republic Services Inc	125,785	25,212,345
Rollins Inc	668,961	31,842,544
Tetra Tech Inc	208,553	5,733,122
UniFirst Corp/MA	26,986	7,162,624
Veralto Corp	54,805	4,506,615
Virco Mfg. Corp	1,279	7,711
Waste Connections Inc (United States)	145,695	21,711,469
Waste Management Inc	113,106	23,917,395
		225,557,278
Construction & Engineering - 0.5%
AECOM	45,429	3,151,410
Ameresco Inc Class A (f)	4,398	158,240
API Group Corp (e)(f)	833,773	34,184,693
Argan Inc	32,745	21,841,570
Cardinal Infrastructure Group Inc Class A (e)	59,457	3,085,224
Centuri Holdings Inc (f)	31,200	959,088
Comfort Systems USA Inc	111,160	203,223,824
Construction Partners Inc Class A (f)	14,466	1,684,855
Dycom Industries Inc (f)	14,572	7,431,720
EMCOR Group Inc	114,120	94,356,698
Everus Construction Group Inc (f)	165,657	24,644,792
Fluor Corp (f)	184,490	8,442,262
Granite Construction Inc	12,705	1,738,552
IES Holdings Inc (e)(f)	20,269	13,749,476
MasTec Inc (f)	29,476	11,152,834
MYR Group Inc (f)	602	279,966
NWPX Infrastructure Inc (f)	200	23,592
Primoris Services Corp	204,370	25,705,659
Quanta Services Inc	18,900	13,451,697
Sterling Infrastructure Inc (f)	39,456	33,965,303
Tutor Perini Corp	42,180	3,015,448
WillScot Holdings Corp (e)	871,641	22,427,323
		528,674,226
Electrical Equipment - 1.0%
Acuity Inc	36,832	11,237,812
Allient Inc	256,505	20,304,936
American Superconductor Corp (e)(f)	41,000	2,088,540
AMETEK Inc	126,118	28,483,750
Atkore Inc	2,574	213,153
Bloom Energy Corp Class A (f)	114,494	32,630,790
Eaton Corp PLC	691,307	276,937,585
Emerson Electric Co	989,575	142,320,677
EnerSys	38,109	8,687,709
Eos Energy Enterprises Inc (e)(f)	44,707	376,880
Fluence Energy Inc Class A (f)	122,100	2,305,248
Forgent Power Solutions Inc Class A	28,631	1,564,970
GE Vernova Inc	173,721	168,217,519
Generac Holdings Inc (f)	32,226	8,955,928
Hubbell Inc	8,390	3,973,588
Net Power Inc Class A (f)	25,200	50,652
Nextpower Inc Class A (f)	70,506	11,027,138
NuScale Power Corp Class A (e)(f)	91,153	1,154,909
nVent Electric PLC	32,199	5,376,911
Plug Power Inc (e)(f)	87,091	344,009
Powell Industries Inc (e)	139,943	39,802,588
Regal Rexnord Corp	238,990	48,218,622
Rockwell Automation Inc (e)	79,339	35,786,649
Sunrun Inc (f)	49,829	833,141
Thermon Group Holdings Inc (f)	6,352	388,361
Vertiv Holdings Co Class A	284,026	89,669,848
Vicor Corp (f)	43,507	14,567,884
X-Energy Inc	48,399	1,302,417
		956,822,214
Ground Transportation - 0.4%
ArcBest Corp	71,690	9,799,306
Avis Budget Group Inc (e)(f)	1,648	289,784
Covenant Logistics Group Inc Class A	7,308	290,128
CSX Corp	2,046,747	92,635,769
JB Hunt Transport Services Inc	62,674	17,324,974
Knight-Swift Transportation Holdings Inc	410,002	31,008,451
Landstar System Inc	80,380	16,630,622
Lyft Inc Class A (e)(f)	639,362	9,021,398
Norfolk Southern Corp	11,103	3,385,971
Old Dominion Freight Line Inc	259,032	58,321,055
Ryder System Inc	13,961	3,502,117
Saia Inc (f)	115,837	54,717,924
U-Haul Holding Co (e)(f)	1,000	57,890
U-Haul Holding Co Class N	32,727	1,702,459
Uber Technologies Inc (f)	540,865	38,076,896
Union Pacific Corp	345,880	90,841,923
Werner Enterprises Inc	85,191	3,536,278
XPO Inc (f)	22,037	4,721,427
		435,864,372
Industrial Conglomerates - 0.4%
3M Co	1,774,730	271,764,405
Honeywell International Inc	448,080	106,580,309
		378,344,714
Machinery - 1.6%
3D Systems Corp (e)(f)	60,500	215,985
AGCO Corp (e)	257,284	28,887,848
Albany International Corp Class A	9,700	627,493
Allison Transmission Holdings Inc	374,711	42,540,940
Atmus Filtration Technologies Inc (e)	236,694	11,072,545
Blue Bird Corp (e)(f)	21,698	1,470,473
Caterpillar Inc	346,063	303,106,200
Chart Industries Inc (f)	25,074	5,210,879
CNH Industrial NV Class A (e)	2,139,068	21,839,884
Crane Co	11,737	2,147,871
Cummins Inc	91,158	58,945,498
Deere & Co	169,219	91,747,157
Donaldson Co Inc	320,151	26,210,762
Douglas Dynamics Inc	2,470	110,039
Dover Corp	142,460	30,110,346
Energy Recovery Inc (f)	19,223	157,052
Enerpac Tool Group Corp Class A	16,600	555,934
Esab Corp (e)	212,809	19,669,936
ESCO Technologies Inc	5,271	1,538,605
Federal Signal Corp	144,765	15,446,426
Flowserve Corp	2,516	189,983
Fortive Corp (e)	942,925	54,991,386
Franklin Electric Co Inc	9,871	971,109
FreightCar America Inc (f)	5,291	40,211
Gates Industrial Corp PLC (f)	134,720	3,491,942
Graco Inc	384,924	29,042,516
Graham Corp (f)	96,645	9,678,030
Greenbrier Cos Inc/The	66,040	3,111,144
Helios Technologies Inc	962	79,933
Hyster-Yale Inc Class A	3,100	112,592
IDEX Corp	72,996	15,389,747
Illinois Tool Works Inc	199,514	49,335,822
Ingersoll Rand Inc	1,537,090	110,117,128
ITT Inc	158,602	30,927,390
JBT Marel Corp (e)	83,146	11,173,991
Kadant Inc	15,874	5,066,663
Kennametal Inc	41,088	1,347,686
Lincoln Electric Holdings Inc	180,698	46,708,626
Manitowoc Co Inc/The (e)(f)	40,412	478,074
Mayville Engineering Co Inc (e)(f)	934,373	25,087,915
Middleby Corp/The (f)	172,933	26,806,344
Mueller Industries Inc	430,849	55,407,181
Mueller Water Products Inc Class A1	359,472	9,062,289
Nordson Corp	48,529	13,943,838
Omega Flex Inc	11,235	339,634
Oshkosh Corp	271,584	35,305,920
Otis Worldwide Corp	333,984	23,659,427
PACCAR Inc	750,225	82,802,333
Parker-Hannifin Corp	168,612	142,414,754
Pentair PLC	214,326	15,182,854
Proto Labs Inc (f)	708	53,638
RBC Bearings Inc (f)	30,322	17,342,971
Snap-on Inc	46,100	17,112,781
SPX Technologies Inc (f)	56,957	12,340,304
Stanley Black & Decker Inc	163,514	12,986,282
Symbotic Inc Class A (f)	14,400	668,520
Taylor Devices Inc (f)	14,372	732,972
Tennant CO (e)	120,947	10,414,746
Terex Corp	197,109	11,467,802
Timken Co/The	24,341	3,115,161
Toro Co/The	45,232	4,065,452
Trinity Industries Inc (e)	188,427	6,112,572
Wabash National Corp	126,300	1,001,559
Watts Water Technologies Inc Class A (e)	64,887	20,048,785
Westinghouse Air Brake Technologies Corp	24,700	6,450,652
Worthington Enterprises Inc	71,834	4,078,016
Xylem Inc/NY	16,295	1,784,954
		1,593,655,502
Marine Transportation - 0.0%
Genco Shipping & Trading Ltd	89,016	2,141,724
Kirby Corp (f)	118,336	16,636,858
Matson Inc	22,484	4,076,349
		22,854,931
Passenger Airlines - 0.2%
Alaska Air Group Inc (f)	93,819	4,317,550
American Airlines Group Inc (f)	421,600	6,172,224
Delta Air Lines Inc	423,739	34,949,993
Joby Aviation Inc Class A (e)(f)	175,057	2,083,178
SkyWest Inc (f)	45,644	3,909,409
Southwest Airlines Co	364,324	15,647,716
United Airlines Holdings Inc (f)	771,038	88,515,162
		155,595,232
Professional Services - 0.4%
Alight Inc Class A	844,300	795,584
Automatic Data Processing Inc	83,927	18,618,366
Booz Allen Hamilton Holding Corp Class A	121,392	9,611,819
Broadridge Financial Solutions Inc	42,981	6,607,039
CACI International Inc (f)	45,139	23,179,328
Cbiz Inc (f)	9,758	323,966
Equifax Inc (e)	90,157	14,947,129
ExlService Holdings Inc (f)	658,042	19,102,959
Exponent Inc	113,703	6,631,159
First Advantage Corp (e)(f)	767,536	12,280,576
Forrester Research Inc (e)(f)	722,861	5,096,170
Genpact Ltd	595,261	19,613,850
IBEX Holdings Ltd (f)	11,697	370,093
ICF International Inc	127,581	8,782,676
Innodata Inc (f)	2,700	283,445
Jacobs Solutions Inc	31,779	3,809,031
KBR Inc	293,344	10,252,373
Kforce Inc (e)	36,961	1,736,797
Leidos Holdings Inc	140,358	17,937,752
ManpowerGroup Inc (e)	117,612	3,720,068
Maximus Inc	84,100	5,208,313
Parsons Corp (f)	41,500	2,452,650
Paychex Inc	106,133	10,292,778
Paycom Software Inc (e)	177,419	24,780,112
Paylocity Holding Corp (f)	177,975	20,454,667
Planet Labs PBC Class A (e)(f)	53,682	2,745,297
Robert Half Inc (e)	575,513	16,943,103
Science Applications International Corp (e)	161,533	16,831,739
TransUnion	58,700	4,200,572
TriNet Group Inc	31,300	1,429,784
UL Solutions Inc Class A	171,521	17,066,340
Upwork Inc (e)(f)	2,184,832	19,270,218
Verisk Analytics Inc	83,106	14,542,719
Verra Mobility Corp Class A (f)	194,887	878,940
Willdan Group Inc (e)(f)	74,808	6,795,559
		347,592,971
Trading Companies & Distributors - 0.4%
Applied Industrial Technologies Inc	146,249	44,431,909
BlueLinx Holdings Inc (f)	7,342	381,711
Boise Cascade Co	165,574	11,543,819
Core & Main Inc Class A (f)	256,259	12,672,008
DNOW Inc (e)(f)	595,398	7,615,140
EquipmentShare.com Inc Class A (e)(f)	215,343	4,487,748
Fastenal Co	65,900	2,912,780
Ferguson Enterprises Inc	25,573	5,778,731
GATX Corp (e)	69,414	11,736,519
Herc Holdings Inc	9,226	1,227,058
Hudson Technologies Inc (f)	9,700	51,604
Karat Packaging Inc	1,900	51,528
McGrath RentCorp	218,893	23,857,148
MSC Industrial Direct Co Inc Class A	104,270	11,414,437
NPK International Inc (f)	2,904	42,166
QXO Inc (e)(f)	56,031	966,535
Rush Enterprises Inc Class A	14,484	1,004,176
SiteOne Landscape Supply Inc (f)	178,117	19,343,506
United Rentals Inc	144,290	143,665,224
Watsco Inc	5,020	1,842,842
Wesco International Inc	68,658	24,797,210
WW Grainger Inc	31,876	39,342,634
Xometry Inc Class A (e)(f)	78,711	7,500,371
		376,666,804
TOTAL INDUSTRIALS		7,596,808,146
Information Technology - 26.2%
Communications Equipment - 1.0%
Applied Optoelectronics Inc (e)(f)	16,443	2,604,736
Arista Networks Inc (f)	784,739	125,142,328
Calix Inc (f)	285,748	11,358,483
Ciena Corp (f)	271,647	157,617,739
Cisco Systems Inc	3,551,499	427,671,510
Digi International Inc (f)	115,581	7,720,811
Extreme Networks Inc (f)	210,899	5,590,932
F5 Inc (f)	74,431	28,540,567
Harmonic Inc (e)(f)	181,236	2,738,476
Inseego Corp (f)	100	1,311
Lumentum Holdings Inc (f)	94,053	80,411,553
Motorola Solutions Inc	179,734	72,483,128
Netgear Inc (f)	35,393	919,864
Ubiquiti Inc	166	96,920
Viasat Inc (e)(f)	23,392	1,885,863
Viavi Solutions Inc (f)	396,187	19,238,841
Vistance Networks Inc	118,333	1,476,796
		945,499,858
Electronic Equipment, Instruments & Components - 1.3%
Advanced Energy Industries Inc	105,342	31,832,246
Amphenol Corp Class A	1,971,390	293,263,976
Arlo Technologies Inc (e)(f)	44,490	593,497
Arrow Electronics Inc (f)	114,556	24,587,154
Avnet Inc	416,260	36,185,482
Badger Meter Inc (e)	69,123	8,564,340
Bel Fuse Inc Class B	27,161	7,456,238
Belden Inc	1,456	152,996
CDW Corp/DE (e)	17,000	2,132,650
Climb Global Solutions Inc (e)	37,195	805,272
Cognex Corp	747,763	49,240,194
Coherent Corp (f)	198,440	71,730,107
Corning Inc	472,410	85,581,796
Crane NXT Co (e)	258,185	10,027,905
CTS Corp	1,000	64,210
ePlus Inc	176,761	14,510,310
Evolv Technologies Holdings Inc Class A (f)	840,448	5,420,890
Flex Ltd (f)	542,601	81,813,379
Frequency Electronics Inc (e)(f)	113,580	8,618,450
Ingram Micro Holding Corp	45,200	1,276,900
Insight Enterprises Inc (f)	13,499	1,436,024
IPG Photonics Corp (f)	14,167	1,622,405
Itron Inc (e)(f)	1,788	147,474
Jabil Inc	249,862	91,089,691
Keysight Technologies Inc (f)	191,106	64,656,893
Kimball Electronics Inc (f)	207	5,367
Knowles Corp (f)	3,335	124,762
LightPath Technologies Inc Class A (e)(f)	165,086	2,803,160
Littelfuse Inc	7,961	3,716,752
M-Tron Industries Inc (f)	700	63,699
Methode Electronics Inc (e)	57,555	664,185
Napco Security Technologies Inc	82,188	3,084,516
nLight Inc (f)	10,262	760,619
Novanta Inc (e)(f)	132,485	21,108,835
PC Connection Inc	32,054	2,230,638
Plexus Corp (f)	75,078	20,147,932
Ralliant Corp	110,188	6,817,332
Sanmina Corp (f)	81,577	21,187,994
TD SYNNEX Corp	261,687	68,373,579
Teledyne Technologies Inc (f)	75,469	46,777,950
TTM Technologies Inc (f)	259,276	45,041,427
Vishay Intertechnology Inc	227,823	11,858,187
Vishay Precision Group Inc (f)	498,076	62,413,904
Vontier Corp (e)	409,784	11,629,670
Zebra Technologies Corp Class A (f)	66,179	16,123,190
		1,237,744,177
IT Services - 0.4%
Accenture PLC Class A	101,054	18,904,172
Akamai Technologies Inc (f)	437,459	65,417,619
Amdocs Ltd	479,657	30,204,001
Applied Digital Corp (f)	37,366	1,766,664
Cloudflare Inc Class A (f)	16,285	3,938,039
Cognizant Technology Solutions Corp Class A	1,169,114	65,183,951
Commerce.com Inc (f)	3,500	10,954
DigitalOcean Holdings Inc (f)	3,111	485,160
DXC Technology Co (f)	410,221	4,065,290
EPAM Systems Inc (f)	47,823	4,899,945
Everforth Inc (f)	131,642	2,985,641
Fastly Inc Class A (f)	13,800	245,157
Gartner Inc (f)	2,900	470,380
Globant SA (e)(f)	173,496	7,002,299
GoDaddy Inc Class A (f)	138,045	11,848,402
Grid Dynamics Holdings Inc (e)(f)	38,000	273,600
IBM Corporation	435,815	129,785,707
Kyndryl Holdings Inc (f)	113,600	1,416,592
MongoDB Inc Class A (f)	5,813	1,950,552
Snowflake Inc (f)	35,330	9,028,582
Twilio Inc Class A (f)	74,715	14,243,668
Unisys Corp (f)	104,600	480,114
VeriSign Inc	3,910	1,115,836
		375,722,325
Semiconductors & Semiconductor Equipment - 12.5%
ACM Research Inc Class A (f)	217,815	18,854,066
Advanced Micro Devices Inc (f)	1,444,300	745,403,230
Ambarella Inc (f)	111,001	8,012,052
Amkor Technology Inc	115,767	8,052,753
Analog Devices Inc	488,551	202,186,831
Applied Materials Inc	778,664	350,445,520
Astera Labs Inc (f)	54,525	18,693,896
Atomera Inc (e)(f)	14,700	146,706
Axcelis Technologies Inc (f)	9,747	1,466,046
Broadcom Inc	5,033,459	2,248,798,477
CEVA Inc (e)(f)	15,342	613,373
Cirrus Logic Inc (f)	246,358	41,868,542
Cohu Inc (f)	158,988	8,386,617
Credo Technology Group Holding Ltd (f)	179,352	42,332,453
Diodes Inc (f)	104,424	10,997,936
Entegris Inc	219,834	30,510,761
First Solar Inc (f)	52,476	16,099,112
FormFactor Inc (f)	112,129	13,970,152
GlobalFoundries Inc (f)	379,500	30,348,615
Intel Corp (f)	4,165,998	477,756,651
KLA Corp	96,490	185,425,798
Lam Research Corp	1,512,977	481,399,022
Lattice Semiconductor Corp (f)	38,988	5,734,355
MACOM Technology Solutions Holdings Inc (f)	111,910	40,806,862
Marvell Technology Inc	227,767	46,692,235
MaxLinear Inc (f)	17,100	1,589,103
Microchip Technology Inc	18,200	1,722,630
Micron Technology Inc	1,340,194	1,301,328,374
MKS Inc	21,303	6,907,711
Monolithic Power Systems Inc	26,828	42,018,282
Navitas Semiconductor Corp Class A (e)(f)	266,716	7,094,646
NVE Corp (e)	11,015	1,078,809
NVIDIA Corp	24,819,258	5,240,338,134
ON Semiconductor Corp (f)	232,191	28,006,878
Onto Innovation Inc (f)	139,106	35,922,733
Penguin Solutions Inc (f)	246,130	13,741,438
Photronics Inc (e)(f)	171,559	5,549,934
Power Integrations Inc (e)	126,125	10,594,500
Qnity Electronics Inc	108,579	16,938,324
Qorvo Inc (f)	21,455	2,221,880
QUALCOMM Inc	1,324,346	332,437,333
Rambus Inc (f)	64,678	9,408,062
Rigetti Computing Inc Class A (e)(f)	182,605	4,663,732
Semtech Corp (f)	111,210	16,963,973
Silicon Laboratories Inc (f)	9,829	2,138,790
SiTime Corp (f)	16,374	11,628,815
Skyworks Solutions Inc (e)	208,724	16,249,163
Teradyne Inc	89,667	33,563,255
Texas Instruments Inc	459,965	140,602,101
Ultra Clean Holdings Inc (f)	1,100	94,127
Universal Display Corp	226,165	20,834,320
Veeco Instruments Inc (e)(f)	369,551	21,300,920
		12,359,940,028
Software - 5.8%
8x8 Inc (f)	45,043	93,239
A10 Networks Inc	2,812	84,754
ACI Worldwide Inc (e)(f)	472,945	20,653,508
Adeia Inc	277,751	7,421,507
Adobe Inc (f)	357,121	92,569,334
Agilysys Inc (f)	703	60,852
Alarm.com Holdings Inc (f)	68,906	3,108,350
Amplitude Inc Class A (f)	125,770	983,521
Appfolio Inc Class A (f)	687	110,724
Appian Corp Class A (f)	1,193	27,916
AppLovin Corp Class A (f)	164,127	100,624,622
Asana Inc Class A (e)(f)	131,977	1,016,223
Atlassian Corp Class A (f)	5,900	634,899
AudioEye Inc (f)	2,427	18,638
Aurora Innovation Inc Class A (e)(f)	177,093	1,299,863
Autodesk Inc (f)	559,912	129,513,245
AvePoint Inc Class A (f)	169,932	1,853,958
Bentley Systems Inc Class B (e)	5,714	186,505
Blackbaud Inc (f)	846	25,963
Blend Labs Inc Class A (f)	42,300	75,717
Box Inc Class A (f)	87,229	2,351,694
C3.ai Inc Class A (e)(f)	140,481	1,512,980
Cadence Design Systems Inc (f)	523,075	196,116,510
Ccc Intelligent Solutions Holdings Inc Class A (f)	1,069,275	5,025,593
Cerence Inc (e)(f)	8,600	110,596
Cipher Digital Inc (f)	33,406	790,052
Circle Internet Group Inc Class A (f)	23,010	2,600,130
Cleanspark Inc (e)(f)	51,063	933,942
Clear Secure Inc Class A	248,109	13,757,644
Clearwater Analytics Holdings Inc Class A (f)	53,372	1,299,074
Commvault Systems Inc (f)	20,700	2,458,125
Crowdstrike Holdings Inc Class A (f)	244,550	178,766,050
Datadog Inc Class A (f)	151,334	37,432,465
Docusign Inc (f)	23,248	1,220,985
Dolby Laboratories Inc Class A	146,045	8,150,771
Dropbox Inc Class A (f)	507,294	13,636,063
Dynatrace Inc (f)	802,134	34,162,887
Elastic NV (f)	37,318	2,414,475
Fair Isaac Corp (f)	6,165	7,709,887
Figma Inc Class A	19,700	502,350
Fortinet Inc (f)	276,344	38,127,182
Freshworks Inc Class A (f)	36,446	353,891
Gen Digital Inc	536,060	13,824,987
Gitlab Inc Class A (f)	15,100	468,855
Guidewire Software Inc (f)	36,027	5,500,242
HubSpot Inc (f)	16,445	3,628,260
Hut 8 Corp (United States) (f)	4,989	622,777
Intapp Inc (f)	38,700	893,583
InterDigital Inc (e)	65,498	16,511,391
Intuit Inc	303,368	100,575,593
JFrog Ltd (f)	59,093	4,696,712
LiveRamp Holdings Inc (f)	14,267	535,869
Manhattan Associates Inc (f)	237,035	35,567,102
MARA Holdings Inc (e)(f)	64,866	932,773
Microsoft Corp	7,613,987	3,428,121,507
N-able Inc/US (f)	3,600	13,319
nCino Inc (f)	4,760	76,541
Netskope Inc Class A (e)(f)	111,359	1,351,898
NextNav Inc Class A (e)(f)	7,800	160,836
Nutanix Inc Class A (f)	20,167	1,050,096
OneSpan Inc	45,065	650,739
Ooma Inc (f)	22,185	391,565
Oracle Corp	1,969,836	444,749,572
Pagaya Technologies Ltd Class A (e)(f)	29,207	441,610
PagerDuty Inc (f)	208,200	2,071,590
Palantir Technologies Inc Class A (f)	1,280,808	200,497,684
Palo Alto Networks Inc (f)	103,197	29,069,563
Pegasystems Inc	208,892	7,463,711
Pivotal Software Inc rights (f)(g)	182,200	1
Porch Group Inc (e)(f)	1,701,102	17,725,483
Procore Technologies Inc (f)	249,435	12,344,538
Progress Software Corp (f)	9,217	302,594
PTC Inc (f)	81,162	11,259,604
Q2 Holdings Inc (f)	17,389	823,369
Qualys Inc (f)	372,998	40,764,951
Rapid7 Inc (f)	48,979	410,444
Red Violet Inc (f)	62,395	3,546,532
RingCentral Inc Class A	58,688	2,541,777
Riot Platforms Inc (f)	84,637	2,294,509
Roper Technologies Inc	64,039	20,846,616
Rubrik Inc Class A (f)	27,804	2,186,229
SailPoint Inc (e)(f)	522,686	9,842,177
Salesforce Inc	998,755	190,862,081
Samsara Inc Class A (f)	196,977	6,892,225
ServiceNow Inc (f)	670,153	83,346,929
Sprout Social Inc Class A (f)	30,519	228,282
SPS Commerce Inc (f)	1,397	79,280
Synopsys Inc (f)	61,625	29,310,083
Telos Corp (f)	42,300	202,617
Tenable Holdings Inc (f)	323,961	9,145,419
Teradata Corp (f)	363,823	12,388,173
Terawulf Inc (f)	31,289	799,747
Trimble Inc (f)	81,282	4,585,118
Tyler Technologies Inc (f)	32,830	10,280,715
Unity Software Inc (f)	274,715	8,370,566
Varonis Systems Inc (f)	34,878	1,191,084
Vertex Inc Class A (f)	8,500	113,475
Workday Inc Class A (f)	103,254	15,094,702
Workiva Inc Class A (f)	7,138	355,330
Xperi Inc (f)	46,404	368,912
Zeta Global Holdings Corp Class A (f)	1,092,371	25,004,372
Zoom Communications Inc Class A (f)	40,947	4,159,806
Zscaler Inc (f)	5,700	796,461
		5,738,129,260
Technology Hardware, Storage & Peripherals - 5.2%
Apple Inc	13,090,796	4,085,113,801
Corsair Gaming Inc (f)	17,100	207,594
Dell Technologies Inc Class C	444,833	187,234,658
Diebold Nixdorf Inc (e)(f)	25,787	2,092,357
Eastman Kodak Co (f)	7,600	75,392
Everpure Inc Class A (f)	887,132	70,535,865
Hewlett Packard Enterprise Co	855,500	36,820,720
HP Inc (e)	1,053,556	28,488,154
Immersion Corp (e)	20,100	130,248
IonQ Inc (e)(f)	51,001	3,675,642
NetApp Inc	159,460	27,792,283
Sandisk Corp/DE (f)	135,169	229,108,752
Seagate Technology Holdings PLC	247,491	217,742,582
Western Digital Corp	491,545	261,113,619
		5,150,131,667
TOTAL INFORMATION TECHNOLOGY		25,807,167,315
Materials - 1.5%
Chemicals - 0.9%
AdvanSix Inc	77,203	1,732,435
Air Products and Chemicals Inc	9,607	2,676,702
Albemarle Corp	210,346	37,109,241
American Vanguard Corp (f)	17,122	44,175
Ashland Inc	2,000	115,800
Avient Corp (e)	548,143	19,415,225
Balchem Corp	82,688	12,959,690
Celanese Corp	87,845	4,667,205
CF Industries Holdings Inc	361,927	40,662,498
Corteva Inc (e)	572,072	44,781,796
Dow Inc	141,400	4,772,250
DuPont de Nemours Inc	64,649	3,130,305
Eastman Chemical Co (e)	183,910	13,953,252
Ecolab Inc	526,045	134,667,520
Ecovyst Inc (f)	4,201	55,411
Element Solutions Inc (e)	1,061,262	45,029,347
FMC Corp	330,810	4,518,865
Huntsman Corp	374,548	5,749,312
Innospec Inc	50,033	4,149,737
International Flavors & Fragrances Inc	192,450	14,635,823
Linde PLC	521,076	259,334,314
LSB Industries Inc (f)	900	11,286
LyondellBasell Industries NV Class A1	38,356	2,556,427
Mativ Holdings Inc	159,714	1,418,260
Minerals Technologies Inc (e)	120,652	9,292,617
Mosaic Co/The (e)	619,530	14,806,767
NewMarket Corp (e)	36,543	28,268,934
Olin Corp (e)	63,441	1,641,219
Perimeter Solutions Inc (f)	4,048	130,669
PPG Industries Inc	179,653	20,297,196
Quaker Chemical Corp (e)	48,849	7,011,297
Rayonier Advanced Materials Inc (e)(f)	124,200	1,136,430
RPM International Inc	357,273	37,860,220
Scotts Miracle-Gro Co/The	21,604	1,274,636
Sherwin-Williams Co/The	210,183	63,862,003
Solstice Advanced Materials Inc	24,699	2,080,397
Tronox Holdings PLC	76,508	608,239
		846,417,500
Construction Materials - 0.0%
CRH PLC	381,317	41,483,476
Eagle Materials Inc	147,211	32,560,129
James Hardie Industries PLC (f)	683,917	15,921,588
Knife River Corp (f)	4,299	337,514
Martin Marietta Materials Inc	45,295	26,345,384
United States Lime & Minerals Inc	27,661	3,153,077
Vulcan Materials Co	43,792	12,389,633
		132,190,801
Containers & Packaging - 0.2%
Amcor PLC (e)	13,184	511,803
AptarGroup Inc	331,955	38,456,987
Avery Dennison Corp	32,800	5,217,496
Ball Corp	431,812	23,607,162
Crown Holdings Inc	182,682	17,369,405
Graphic Packaging Holding CO (e)	642,687	7,236,656
Greif Inc Class A	64,471	4,082,948
International Paper Co (e)	447,526	14,978,695
Myers Industries Inc	22,275	507,869
O-I Glass Inc (f)	1,361,721	11,915,059
Packaging Corp of America	127,616	27,936,419
Ranpak Holdings Corp Class A (f)	1,851,084	12,772,480
Smurfit Westrock PLC	45,300	1,864,095
Sonoco Products Co	86,720	4,221,530
TriMas Corp	3,300	135,068
		170,813,672
Metals & Mining - 0.4%
Alcoa Corp	145,303	11,281,325
Alpha Metallurgical Resources Inc (e)(f)	12,986	2,583,824
Century Aluminum Co (f)	154,911	10,219,479
Cleveland-Cliffs Inc (f)	258,892	3,520,931
Coeur Mining Inc	172,633	3,335,270
Commercial Metals Co	4,822	366,713
Compass Minerals International Inc (f)	17,642	563,133
Constellium SE (f)	219,066	7,505,201
Freeport-McMoRan Inc	764,261	50,219,590
Hecla Mining Co (e)	86,539	1,537,798
Ivanhoe Electric Inc / US (e)(f)	7,261	97,732
Kaiser Aluminum Corp	32,227	5,866,603
Materion Corp (e)	22,473	4,944,959
MP Materials Corp (e)(f)	234,377	15,164,192
Newmont Corp	1,046,149	114,877,622
Nucor Corp	155,954	38,988,500
Ramaco Resources Inc Class A (e)(f)	35,231	549,956
Ramaco Resources Inc Class B	292	3,361
Reliance Inc	93,745	35,695,284
Royal Gold Inc	16,081	3,609,863
Ryerson Holding Corp	66,248	1,894,693
Steel Dynamics Inc	132,490	34,467,274
SunCoke Energy Inc (e)	63,191	569,351
Tredegar Corp (f)	16,035	125,233
Warrior Met Coal Inc	10,865	1,027,177
		349,015,064
Paper & Forest Products - 0.0%
Clearwater Paper Corp (f)	2,604	42,444
Sylvamo Corp	31,973	1,255,580
		1,298,024
TOTAL MATERIALS		1,499,735,061
Real Estate - 1.1%
Diversified REITs - 0.0%
Broadstone Net Lease Inc Class A	323,593	6,546,287
Essential Properties Realty Trust Inc	31,192	953,851
WP Carey Inc	2,800	208,376
		7,708,514
Health Care REITs - 0.3%
Alexandria Real Estate Equities Inc	146,136	7,260,036
American Healthcare REIT Inc	102,190	4,996,069
Diversified Healthcare Trust	5,225	43,471
Healthpeak Properties Inc	4,000	76,600
Janus Living Inc Class A	20,915	559,895
LTC Properties Inc	1,600	59,856
National Health Investors Inc	2,866	210,049
Omega Healthcare Investors Inc	463,964	21,694,957
Sabra Health Care REIT Inc	80,500	1,601,145
Ventas Inc	1,197,687	101,108,737
Welltower Inc	686,491	140,957,197
		278,568,012
Hotel & Resort REITs - 0.1%
Chatham Lodging Trust	37,308	404,792
DiamondRock Hospitality Co	63,705	700,118
Host Hotels & Resorts Inc	2,289,208	52,606,000
Park Hotels & Resorts Inc	41,325	501,272
Pebblebrook Hotel Trust	7,004	106,811
RLJ Lodging Trust	151,791	1,476,926
Ryman Hospitality Properties Inc	55,599	6,401,113
Summit Hotel Properties Inc	13,768	79,441
Sunstone Hotel Investors Inc	3,800	41,116
Xenia Hotels & Resorts Inc	3,383	58,763
		62,376,352
Industrial REITs - 0.1%
Americold Realty Trust Inc	123,072	1,931,000
EastGroup Properties Inc	56,981	11,505,034
First Industrial Realty Trust Inc	77,429	4,790,532
Prologis Inc	263,010	37,734,045
Rexford Industrial Realty Inc	234,280	8,309,912
STAG Industrial Inc Class A	235,498	8,918,309
Terreno Realty Corp	16,041	1,053,732
		74,242,564
Office REITs - 0.0%
BXP Inc	130,352	7,822,424
COPT Defense Properties	392,291	12,576,849
Douglas Emmett Inc	5,957	69,339
Franklin Street Properties Corp	7,388	3,896
Hudson Pacific Properties Inc (f)	72,091	863,650
Kilroy Realty Corp	5,585	191,398
Office Properties Income Trust (f)	73,806	148
Orion Properties Inc	2,398	7,146
Piedmont Realty Trust Inc Class A1 (f)	784,400	6,518,364
SL Green Realty Corp (e)	6,179	280,527
		28,333,741
Real Estate Management & Development - 0.0%
CBRE Group Inc Class A (f)	160,492	20,067,920
Compass Inc Class A (f)	197,298	1,623,763
CoStar Group Inc (f)	17,100	550,620
Douglas Elliman Inc (f)	1,835,516	3,303,929
Howard Hughes Holdings Inc (e)(f)	63,221	4,005,050
Jones Lang LaSalle Inc (f)	77,053	21,752,832
Kennedy-Wilson Holdings Inc (e)	33,488	368,703
Newmark Group Inc Class A	19,288	269,453
RE/MAX Holdings Inc Class A (f)	572	5,457
Seritage Growth Properties Class A (f)	8,153	20,953
Zillow Group Inc Class A (f)	8,973	317,285
Zillow Group Inc Class C (f)	25,036	876,260
		53,162,225
Residential REITs - 0.1%
American Homes 4 Rent Class A	78,949	2,532,684
AvalonBay Communities Inc	83,985	15,328,102
Camden Property Trust	46,047	4,906,768
Equity LifeStyle Properties Inc	259,139	16,007,016
Equity Residential	26,877	1,759,100
Essex Property Trust Inc	50,299	13,713,519
Independence Realty Trust Inc	555,095	9,009,192
Invitation Homes Inc	40,783	1,192,903
Mid-America Apartment Communities Inc	117,761	15,199,412
NexPoint Residential Trust Inc	35,360	1,027,562
Sun Communities Inc	113,953	14,091,428
UDR Inc	5,300	195,570
		94,963,256
Retail REITs - 0.1%
Acadia Realty Trust	47,233	1,040,071
Agree Realty Corp (e)	137,681	10,209,046
Brixmor Property Group Inc	273,363	8,353,973
CBL & Associates Properties Inc	6,935	333,504
Federal Realty Investment Trust	116,573	13,945,628
FrontView REIT Inc	14,395	255,367
Getty Realty Corp	4,500	146,385
InvenTrust Properties Corp	700	23,191
Kimco Realty Corp	1,059,392	25,510,159
Macerich Co/The	136,616	3,076,592
NETSTREIT Corp (e)	50,000	1,013,000
NNN REIT Inc	194,480	8,656,305
Phillips Edison & Co Inc	4,714	189,267
Realty Income Corp	138,600	8,493,408
Regency Centers Corp	38,873	3,006,827
Simon Property Group Inc	158,287	32,434,590
SITE Centers Corp	500	2,525
Tanger Inc	21,598	779,040
		117,468,878
Specialized REITs - 0.4%
American Tower Corp	822,137	153,706,734
CubeSmart	585,270	23,410,800
Digital Realty Trust Inc	84,900	16,131,000
EPR Properties	39,005	2,225,235
Equinix Inc	76,064	81,239,395
Extra Space Storage Inc	26,984	3,894,061
Farmland Partners Inc	100	1,026
Four Corners Property Trust Inc	356	8,864
Gaming and Leisure Properties Inc	100	4,697
Iron Mountain Inc	25,214	3,233,696
Lamar Advertising Co Class A	197,981	30,184,183
National Storage Affiliates Trust	2,300	98,095
Public Storage	79,261	24,070,773
Rayonier Inc	595,044	12,430,469
SBA Communications Corp Class A	15,469	3,142,682
VICI Properties Inc	295,026	8,325,634
Weyerhaeuser Co	248,601	6,093,211
		368,200,555
TOTAL REAL ESTATE		1,085,024,097
Utilities - 1.6%
Electric Utilities - 1.0%
Alliant Energy Corp	819,656	58,695,566
American Electric Power Co Inc	80,400	10,184,268
Constellation Energy Corp	139,350	40,097,963
Duke Energy Corp	279,243	34,271,493
Edison International	509,906	35,662,826
Entergy Corp	1,000,892	109,147,273
Evergy Inc	123,100	10,099,124
Eversource Energy	272,503	18,603,780
Exelon Corp	479,343	21,877,215
FirstEnergy Corp	753,603	34,959,643
IDACORP Inc	108,855	15,269,091
NextEra Energy Inc	2,905,760	252,830,178
NRG Energy Inc	123,914	16,614,389
Oklo Inc Class A (e)(f)	13,383	895,054
Otter Tail Corp (e)	12,900	1,117,913
PG&E Corp	3,416,364	55,823,388
Pinnacle West Capital Corp	12,100	1,206,854
Portland General Electric Co	101,343	5,079,311
PPL Corp	1,155,017	40,876,052
Southern Co/The	1,999,190	184,025,440
TXNM Energy Inc	19,247	1,139,615
Xcel Energy Inc	629,496	50,044,932
		998,521,368
Gas Utilities - 0.1%
Atmos Energy Corp	156,747	26,510,620
Chesapeake Utilities Corp	64,834	7,995,329
MDU Resources Group Inc	405,171	8,541,005
National Fuel Gas Co	133,858	10,340,531
New Jersey Resources Corp	149,245	8,245,786
ONE Gas Inc	162,446	12,628,552
Southwest Gas Holdings Inc	161,054	13,884,465
Spire Inc	81,289	6,686,833
UGI Corp	889,013	31,044,334
		125,877,455
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The	877,345	12,870,651
Clearway Energy Inc Class C	25,990	1,069,748
Fervo Energy Co (f)	127,146	4,661,172
Montauk Renewables Inc (f)	5,273	9,175
Talen Energy Corp (f)	52,082	20,145,318
Vistra Corp	382,603	61,304,479
		100,060,543
Multi-Utilities - 0.4%
Ameren Corp	184,918	19,965,596
Avista Corp	209,873	8,703,433
Black Hills Corp	25,750	1,875,115
CenterPoint Energy Inc	64,247	2,715,078
CMS Energy Corp	473,716	34,377,570
Consolidated Edison Inc	499,772	52,790,917
Dominion Energy Inc	679,979	45,517,794
DTE Energy Co	227,844	32,552,072
NiSource Inc	200,340	9,259,715
Northwestern Energy Group Inc	111,695	7,886,784
Public Service Enterprise Group Inc	469,869	36,955,197
Sempra	1,398,711	124,667,112
WEC Energy Group Inc	63,981	7,105,090
		384,371,473
Water Utilities - 0.0%
American States Water Co	2,344	181,120
California Water Service Group (e)	4,300	193,930
Essential Utilities Inc	14,140	521,625
		896,675
TOTAL UTILITIES		1,609,727,514
TOTAL UNITED STATES		76,216,090,365
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd (f)	11,776	362,509
TOTAL COMMON STOCKS (Cost $33,452,284,371)		77,908,634,841

Domestic Equity Funds - 19.3%
	Shares	Value ($)
Fidelity Advisor Blue Chip Growth Fund - Class Z (c)	4,398,509	1,369,343,956
Fidelity Advisor Small Cap Growth Fund - Class Z (c)	18,696,503	787,309,741
Fidelity Extended Market Index Fund (c)	13,452,017	1,535,278,713
Fidelity Growth Company Fund (c)	92,499,175	5,430,626,548
Fidelity Mid Cap Index Fund (c)	89,948	3,714,832
Fidelity SAI Inflation-Focused Fund (c)	15	1,870
Fidelity SAI Real Estate Index Fund (c)	458,957	2,524,265
Fidelity SAI Small-Mid Cap Momentum Index Fund (c)	142,533,740	842,374,405
Fidelity SAI U.S. Large Cap Index Fund (c)	46,529,726	1,409,850,696
Fidelity SAI U.S. Low Volatility Index Fund (c)	23,706,313	573,929,832
Fidelity SAI U.S. Momentum Index Fund (c)	76,501,082	1,800,070,462
Fidelity SAI U.S. Quality Index Fund (c)	129,230,040	3,288,904,529
iShares Core S&P 500 ETF (d)	2,649,444	2,013,709,912
SPDR S&P 500 ETF	54,430	41,175,206
TOTAL DOMESTIC EQUITY FUNDS (Cost $11,762,792,847)		19,098,814,967

Foreign Government and Government Agency Obligations - 0.1%
		Principal Amount (a)	Value ($)
BRAZIL - 0.0%
Brazilian Federative Republic Treasury Bills 0% 10/1/2026 (n)	BRL	50,781,000	9,625,720
Brazilian Federative Republic Treasury Bills 0% 4/1/2027 (n)	BRL	39,413,000	7,018,210
Brazilian Federative Republic Treasury Bills 0% 7/1/2026 (n)	BRL	39,000,000	7,644,334
TOTAL BRAZIL			24,288,264
COLOMBIA - 0.0%
Colombian Republic 6.5% 1/21/2033		300,000	296,640
COSTA RICA - 0.0%
Republic of Costa Rica 5.95% 4/27/2033 (i)	EUR	300,000	370,915
COTE D'IVOIRE - 0.0%
Cote d'Ivoire 6.625% 3/22/2048 (h)	EUR	1,700,000	1,884,975
ECUADOR - 0.0%
Ecuador Government International Bond 0% 7/31/2030 (h)(n)		1,350,000	1,163,432
JAPAN - 0.0%
Japan Government 2.4% 3/20/2055	JPY	620,000,000	2,888,543
PERU - 0.1%
Peruvian Republic 5.4% 8/12/2034 (h)	PEN	23,900,000	6,763,945
Peruvian Republic 6.15% 8/12/2032 (i)	PEN	11,600,000	3,578,355
Peruvian Republic 6.15% 8/12/2032	PEN	4,500,000	1,389,929
Peruvian Republic 6.85% 8/12/2035 (h)(i)	PEN	40,800,000	12,491,117
Peruvian Republic 6.95% 8/12/2031 (h)	PEN	38,281,000	12,407,266
Peruvian Republic 7.3% 8/12/2033 (h)(i)	PEN	4,900,000	1,584,674
TOTAL PERU			38,215,286
ROMANIA - 0.0%
Romanian Republic 6.75% 7/11/2039 (h)	EUR	2,200,000	2,694,384
SOUTH AFRICA - 0.0%
South African Republic 6.25% 3/31/2036	ZAR	165,840,000	8,660,428
South African Republic 7% 2/28/2031	ZAR	6,190,000	367,124
South African Republic 8% 1/31/2030	ZAR	321,400,000	19,929,353
South African Republic 8.875% 2/28/2035	ZAR	92,700,000	5,877,628
South African Republic Treasury Bills 0% 6/17/2026 (n)	ZAR	7,000,000	430,447
TOTAL SOUTH AFRICA			35,264,980
UNITED ARAB EMIRATES - 0.0%
Emirate of Abu Dhabi 4.875% 4/30/2029 (i)		700,000	707,917
Emirate of Abu Dhabi 5% 4/30/2034 (i)		700,000	713,825
TOTAL UNITED ARAB EMIRATES			1,421,742
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $101,182,492)			108,489,161

Non-Convertible Corporate Bonds - 0.1%
		Principal Amount (a)	Value ($)
AUSTRALIA - 0.0%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Transurban Finance Co Pty Ltd 3.375% 3/22/2027 (h)		1,000,000	991,784
Transurban Finance Co Pty Ltd 3.375% 3/22/2027 (i)		500,000	495,892

TOTAL AUSTRALIA			1,487,676
CANADA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Rogers Communications Inc 3.2% 3/15/2027		1,500,000	1,486,793
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
TransCanada PipeLines Ltd 3.8% 4/5/2027	CAD	300,000	218,615
Financials - 0.0%
Banks - 0.0%
Bank of Montreal 4.309% 6/1/2027	CAD	1,300,000	954,031
Royal Bank of Canada 4.612% 7/26/2027	CAD	1,600,000	1,180,678
TOTAL FINANCIALS			2,134,709
TOTAL CANADA			3,840,117
FRANCE - 0.0%
Financials - 0.0%
Banks - 0.0%
Societe Generale SA 2.797% 1/19/2028 (i)(k)		1,500,000	1,483,579
Societe Generale SA 2.797% 1/19/2028 (h)(k)		200,000	197,810
Societe Generale SA 5.25% 2/19/2027 (i)		1,000,000	1,006,377

TOTAL FRANCE			2,687,766
GERMANY - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Deutsche Telekom International Finance BV 3.6% 1/19/2027 (i)		100,000	99,619
INDONESIA - 0.0%
Utilities - 0.0%
Electric Utilities - 0.0%
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 4.125% 5/15/2027 (h)		800,000	795,600
IRELAND - 0.0%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Avolon Holdings Funding Ltd 3.25% 2/15/2027 (i)		1,600,000	1,585,663
ITALY - 0.0%
Financials - 0.0%
Banks - 0.0%
Intesa Sanpaolo SpA 6.625% 6/20/2033 (i)		300,000	326,249
UniCredit SpA 1.982% 6/3/2027 (i)(k)		200,000	199,972

TOTAL ITALY			526,221
JAPAN - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
NTT Finance Corp 4.876% 7/16/2030 (i)		200,000	200,683
Financials - 0.0%
Capital Markets - 0.0%
Nomura Holdings Inc 2.329% 1/22/2027		200,000	197,633
TOTAL JAPAN			398,316
KAZAKHSTAN - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Development Bank of Kazakhstan JSC 18.4% 10/16/2028 (i)	KZT	210,000,000	432,379
MEXICO - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petroleos Mexicanos 6.35% 2/12/2048		700,000	567,350
Financials - 0.0%
Capital Markets - 0.0%
Eagle Funding Luxco Sarl 5.5% 8/17/2030 (i)		5,300,000	5,326,500
TOTAL MEXICO			5,893,850
NETHERLANDS - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
JDE Peet's NV 1.375% 1/15/2027 (i)		1,000,000	981,048
PERU - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petroleos del Peru SA 5.625% 6/19/2047 (h)		1,600,000	1,160,000
Financials - 0.0%
Financial Services - 0.0%
Credicorp Capital Sociedad Titulizadora SA 9.7% 3/5/2045 (g)(i)	PEN	700,000	214,675
TOTAL PERU			1,374,675
SPAIN - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Emisiones SA 4.103% 3/8/2027		1,897,000	1,894,533
Financials - 0.0%
Banks - 0.0%
Banco Santander SA 1.722% 9/14/2027 (k)		400,000	396,910
Banco Santander SA 5.552% 3/14/2028 (k)		2,500,000	2,520,874
TOTAL FINANCIALS			2,917,784
TOTAL SPAIN			4,812,317
UNITED ARAB EMIRATES - 0.0%
Financials - 0.0%
Banks - 0.0%
First Abu Dhabi Bank PJSC 4.782% 6/3/2031 (i)(k)(l)		1,400,000	1,386,000
UNITED KINGDOM - 0.0%
Financials - 0.0%
Banks - 0.0%
Barclays PLC 6.224% 5/9/2034 (k)		4,780,000	5,043,979
HSBC Holdings PLC 4.041% 3/13/2028 (k)		5,300,000	5,285,682
Lloyds Banking Group PLC 3.75% 3/18/2028 (k)		4,200,000	4,180,502
NatWest Group PLC 5.583% 3/1/2028 (k)		1,500,000	1,512,543
Santander UK Group Holdings PLC 2.469% 1/11/2028 (k)		1,500,000	1,480,795
TOTAL FINANCIALS			17,503,501
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Smith & Nephew PLC 5.15% 3/20/2027		3,000,000	3,014,499
TOTAL UNITED KINGDOM			20,518,000
UNITED STATES - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
RD Michigan Property Owner I LLC 7.5% 3/30/2045 (i)		5,400,000	5,410,837
Consumer Discretionary - 0.0%
Automobiles - 0.0%
American Honda Finance Corp 5.25% 7/7/2026		1,500,000	1,501,653
American Honda Finance Corp U.S. SOFR Index + 0.62%, 4.2558% 12/11/2026 (k)(l)		600,000	600,498
Hyundai Capital America U.S. SOFR Index + 0.92%, 4.5398% 1/7/2028 (i)(k)(l)		200,000	200,344
			2,302,495
Hotels, Restaurants & Leisure - 0.0%
Hyatt Hotels Corp 5.75% 3/30/2032		100,000	103,374
TOTAL CONSUMER DISCRETIONARY			2,405,869
Consumer Staples - 0.0%
Food Products - 0.0%
Smithfield Foods Inc 4.25% 2/1/2027 (i)		2,500,000	2,493,452
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Sabine Pass Liquefaction LLC 5% 3/15/2027		2,500,000	2,504,072
Viper Energy Partners LLC 5.7% 8/1/2035		800,000	817,864
TOTAL ENERGY			3,321,936
Financials - 0.1%
Banks - 0.0%
JPMorgan Chase & Co 4.946% 10/22/2035 (k)		600,000	592,312
JPMorgan Chase & Co 5.766% 4/22/2035 (k)		4,700,000	4,893,364
Wells Fargo & Co 3.526% 3/24/2028 (k)		400,000	397,234
Wells Fargo & Co 5.557% 7/25/2034 (k)		4,820,000	4,958,476
			10,841,386
Capital Markets - 0.1%
Athene Global Funding 2.673% 6/7/2031 (i)		700,000	616,152
Athene Global Funding 5.033% 7/17/2030 (i)		4,600,000	4,562,153
GA Global Funding Trust 5.5% 4/1/2032 (i)		200,000	198,721
GA Global Funding Trust 5.9% 1/13/2035 (i)		400,000	401,123
Goldman Sachs Group Inc/The 5.851% 4/25/2035 (k)		9,430,000	9,817,351
Morgan Stanley 5.424% 7/21/2034 (k)		4,840,000	4,932,989
			20,528,489
Consumer Finance - 0.0%
Ford Motor Credit Co LLC 4.271% 1/9/2027		1,500,000	1,495,312
Ford Motor Credit Co LLC 5.8% 3/5/2027		4,300,000	4,333,733
			5,829,045
Insurance - 0.0%
F&G Global Funding 5.875% 1/16/2030 (i)		200,000	202,691
TOTAL FINANCIALS			37,401,611
Industrials - 0.0%
Trading Companies & Distributors - 0.0%
GATX Corp 5.4% 3/15/2027		100,000	100,706
Sumisho Air Lease Corp 4.5% 3/24/2029 (i)		2,900,000	2,882,362
TOTAL INDUSTRIALS			2,983,068
Information Technology - 0.0%
IT Services - 0.0%
Beignet Investor LLC 6.581% 5/30/2049 (i)		5,200,000	5,360,790
Utilities - 0.0%
Electric Utilities - 0.0%
Eversource Energy 5% 1/1/2027		1,500,000	1,507,044
Pacific Gas and Electric Co 4.5% 7/1/2040		699,000	603,667
Pacific Gas and Electric Co 5.45% 6/15/2027		100,000	100,949
Pacific Gas and Electric Co 6.15% 1/15/2033		800,000	838,868
Southern California Edison Co 3.45% 2/1/2052		200,000	131,631
Southern California Edison Co 4.65% 10/1/2043		700,000	589,656
Southern California Edison Co 4.875% 3/1/2049		600,000	501,546
Southern California Edison Co 5.2% 6/1/2034		900,000	889,784
			5,163,145
Multi-Utilities - 0.0%
Ameren Corp 1.95% 3/15/2027		200,000	196,532
TOTAL UTILITIES			5,359,677
TOTAL UNITED STATES			64,737,240
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $111,154,223)			111,556,487

Repurchase Agreements - 0.5%
	Maturity Amount ($)	Value ($)
Citigroup Global Capital Markets Inc 3.66%, dated 6/1/2026 due 6/2/2026 (b)	250,225,437	250,200,000
Repurchase Agreements*	237,496,542	237,400,000
TOTAL REPURCHASE AGREEMENTS (Cost $487,600,000)		487,600,000

U.S. Government Agency - Mortgage Securities - 1.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.5%
Citigroup Mortgage Loan Trust 2014-10 Series 10 Class 1A2, CME Term SOFR 1 month Index + 0.2495%, 3.6418% 11/25/2036 (i)(k)(l)	2,197,680	1,323,992
Fannie Mae 5% 12/1/2054	1,148,866	1,140,954
Fannie Mae 6.5% 7/1/2054	1,208,601	1,274,721
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2054	658,543	617,914
Fannie Mae Mortgage pass-thru certificates 5.34% 10/1/2032	3,090,666	3,188,725
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2054	157,534	158,607
Fannie Mae Mortgage pass-thru certificates 5.65% 10/1/2030	1,899,568	1,974,404
Fannie Mae Mortgage pass-thru certificates 5.73% 11/1/2030	1,998,000	2,079,505
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	1,594,437	1,686,505
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2054	436,246	454,926
Freddie Mac Gold Pool 5% 1/1/2055	903,754	897,530
Freddie Mac Gold Pool 6% 12/1/2053	43,457	44,515
Freddie Mac Gold Pool 6.5% 8/1/2054	2,043,353	2,155,243
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	892,957	944,239
Freddie Mac Non Gold Pool 6.5% 1/1/2055	1,025,247	1,084,127
Freddie Mac Non Gold Pool 6.5% 2/1/2055	1,051,089	1,111,453
Ginnie Mae II Pool 4% 6/1/2056 (j)	19,290,000	17,941,961
Ginnie Mae II Pool 4.5% 6/1/2056 (j)	3,220,000	3,098,223
Ginnie Mae II Pool 4.5% 7/1/2056 (j)	3,220,000	3,095,331
Uniform Mortgage Backed Securities 4% 6/1/2056 (j)	88,600,000	82,989,821
Uniform Mortgage Backed Securities 4% 7/1/2056 (j)	88,600,000	82,910,223
Uniform Mortgage Backed Securities 4.5% 6/1/2056 (j)	28,700,000	27,560,969
Uniform Mortgage Backed Securities 4.5% 7/1/2056 (j)	28,700,000	27,534,063
Uniform Mortgage Backed Securities 5% 6/1/2056 (j)	108,450,000	106,738,529
Uniform Mortgage Backed Securities 5% 7/1/2056 (j)	75,000,000	73,722,660
Uniform Mortgage Backed Securities 5.5% 6/1/2056 (j)	73,980,000	74,338,344
Uniform Mortgage Backed Securities 5.5% 7/1/2056 (j)	83,520,000	83,790,789
Uniform Mortgage Backed Securities 6% 6/1/2056 (j)	180,095,000	183,893,888
Uniform Mortgage Backed Securities 6% 7/1/2056 (j)	180,095,000	183,584,341
Uniform Mortgage Backed Securities 6% 8/1/2056 (j)	10,300,000	10,485,078
Uniform Mortgage Backed Securities 6.5% 6/1/2056 (j)	314,570,000	326,857,891
Uniform Mortgage Backed Securities 6.5% 7/1/2056 (j)	157,285,000	163,072,600
TOTAL UNITED STATES		1,471,752,071
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,468,684,068)		1,471,752,071

Commercial Paper - 0.2%
	Yield (%) (o)	Principal Amount (a)	Value ($)
AES Corp/The 0% 6/4/2026	4.31	4,000,000	3,997,246
Becton Dickinson & Co 0% 6/22/2026	4.01	6,000,000	5,983,995
Boston Scientific Corp 0% 6/11/2026	4.01	3,200,000	3,195,437
Boston Scientific Corp 0% 6/12/2026	4.01	4,600,000	4,592,928
CBRE Services Inc 0% 6/12/2026	4.01	11,300,000	11,282,626
Clorox Co/The 0% 6/22/2026	4.17 to 4.19	5,000,000	4,986,662
Constellation Brands Inc 0% 6/8/2026	4.04	6,600,000	6,592,364
Constellation Energy Generation LLC 0% 6/29/2026 (i)	4.13	3,700,000	3,685,597
Constellation Energy Generation LLC 0% 7/1/2026 (i)	4.13	8,400,000	8,365,189
Edison International 0% 6/11/2026	4.26	7,500,000	7,488,569
Element Fleet Management Corp yankee 0% 6/8/2026	4.18	3,800,000	3,795,837
Enbridge US Inc 0% 6/24/2026	4.04	9,100,000	9,073,640
Entergy Corp 0% 7/23/2026	4.14	4,600,000	4,571,503
Entergy Corp 0% 7/8/2026	4.13	2,400,000	2,389,226
Glencore Funding LLC 0% 7/8/2026	4.05	1,500,000	1,493,377
Glencore Funding LLC 0% 8/4/2026	4.08	5,900,000	5,856,136
Glencore Funding LLC 0% 8/6/2026	4.06	4,800,000	4,763,237
Harley-Davidson Financial Services Inc 0% 6/3/2026	4.43	2,600,000	2,598,554
Humana Inc 0% 6/3/2026	4.08	6,000,000	5,996,745
Hyundai Capital America 0% 6/17/2026	4.01	900,000	898,125
Jones Lang LaSalle Finance BV yankee 0% 6/15/2026	4.13	2,200,000	2,195,901
Keurig Dr Pepper Inc 0% 6/1/2026	4.37	4,900,000	4,898,322
Keurig Dr Pepper Inc 0% 7/15/2026	4.43	7,800,000	7,755,981
NextEra Energy Capital Holdings Inc 0% 6/25/2026	4.10	1,200,000	1,196,385
NextEra Energy Capital Holdings Inc 0% 6/29/2026	4.08	4,085,000	4,070,821
NextEra Energy Capital Holdings Inc 0% 6/30/2026	4.08	6,600,000	6,576,346
ONEOK Inc 0% 6/22/2026	4.11	3,300,000	3,291,065
ONEOK Inc 0% 6/23/2026	4.10	1,700,000	1,695,200
Phillips 66 0% 6/1/2026	4.33	2,800,000	2,799,085
Phillips 66 0% 6/2/2026	4.33	1,100,000	1,099,520
Phillips 66 0% 6/23/2026	4.28	3,200,000	3,191,098
Phillips 66 0% 6/4/2026	4.36 to 4.38	1,100,000	1,099,277
Rogers Communications Inc/Ontario yankee 0% 6/18/2026	4.30	2,500,000	2,494,372
S&P Global Inc 0% 6/3/2026	4.03	3,200,000	3,198,264
Sempra 0% 6/17/2026	4.10	2,600,000	2,594,528
Sempra 0% 6/30/2026	4.14	7,800,000	7,771,966
Southern California Edison Co 0% 6/15/2026 (i)	4.32	5,100,000	5,090,259
TELUS Corp 0% 6/9/2026	4.39	2,300,000	2,297,010
TELUS Corp yankee 0% 7/6/2026	4.34	2,800,000	2,787,216
TELUS Corp yankee 0% 8/19/2026	4.35	3,200,000	3,168,187
TELUS Corp yankee 0% 8/6/2026	4.44	1,500,000	1,487,477
TOTAL COMMERCIAL PAPER (Cost $172,423,599)			172,365,273

U.S. Treasury Obligations - 0.1%
	Yield (%) (o)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 6/11/2026 (p)(q)(r)	3.61 to 3.63	1,509,000	1,507,483
US Treasury Bills 0% 6/2/2026	3.61 to 3.65	1,524,000	1,523,849
US Treasury Bills 0% 6/23/2026 (s)	3.61	30,500,000	30,432,266
US Treasury Bills 0% 6/4/2026	3.62	55,000	54,983
US Treasury Bills 0% 7/14/2026	3.59 to 3.62	19,900,000	19,814,038
US Treasury Bills 0% 7/2/2026 (s)	3.64 to 3.66	9,719,000	9,688,746
US Treasury Bills 0% 7/21/2026	3.62 to 3.63	20,000,000	19,899,451
US Treasury Bills 0% 7/23/2026 (p)(q)(r)(s)	3.63	7,700,000	7,659,557
US Treasury Bills 0% 7/30/2026 (s)	3.62	20,000	19,881
US Treasury Bills 0% 7/7/2026 (q)(r)	3.62	4,500,000	4,483,683
US Treasury Bills 0% 8/13/2026 (p)(q)(s)	3.58 to 3.64	1,106,000	1,097,949
US Treasury Bills 0% 8/20/2026 (s)	3.62	790,000	783,690
US Treasury Bills 0% 8/25/2026 (p)	3.64	2,000	1,983
US Treasury Bills 0% 8/6/2026 (q)	3.63	2,000	1,987
US Treasury Bonds 4.625% 11/15/2044	4.78	7,980,000	7,653,319
US Treasury Bonds 4.875% 8/15/2045	4.57 to 4.69	335,000	330,799
TOTAL U.S. TREASURY OBLIGATIONS (Cost $105,145,166)			104,953,664

Money Market Funds - 1.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (t)	3.67	38,832,188	38,839,954
Fidelity Securities Lending Cash Central Fund (t)(u)	3.67	901,649,102	901,739,267
Invesco Government & Agency Portfolio Institutional Class (v)	3.55	588,036,404	588,036,404
TOTAL MONEY MARKET FUNDS (Cost $1,528,615,625)			1,528,615,625

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount		Value ($)
Put Swaptions - 0.0%
Option on an interest rate swap with Barclays Bank PLC to receive annually a fixed rate of 4.11% and pay annually a floating rate based on US SOFR Index, expiring August 2057	8/2027		9,900,000	420,979
Option on an interest rate swap with JP Morgan Securities PLC to receive annually a fixed rate of 2.995% and pay annually a floating rate based on US SOFR Index, expiring August 2036	8/2026		1,300,000	66
Option on an interest rate swap with Deutsche Bank AG/London to receive annually a fixed rate of 4.628% and pay annually a floating rate based on US SOFR Index, expiring August 2045	8/2035		14,300,000	1,133,498
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 3.3% and pay annually a floating rate based on US SOFR Index, expiring June 2033	6/2026		13,500,000	1
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.215% and pay annually a floating rate based on US SOFR Index, expiring August 2036	8/2026		600,000	73
Option on an interest rate swap with Deutsche Bank AG/London to receive annually a fixed rate of 4.6275% and pay annually a floating rate based on US SOFR Index, expiring August 2045	8/2035		11,400,000	902,990
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 3.245% and pay annually a floating rate based on US SOFR Index, expiring August 2036	8/2026		600,000	90
Option on an interest rate swap with BNP Paribas SA to receive annually a fixed rate of 3.7855% and pay annually a floating rate based on US SOFR Index, expiring August 2036	8/2026		2,060,000	5,871
Option on an interest rate swap with JP Morgan Securities PLC to receive annually a fixed rate of 4.485% and pay annually a floating rate based on US SOFR Index, expiring August 2045	7/2035		23,100,000	1,736,311
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.4425% and pay annually a floating rate based on US SOFR Index, expiring June 2033	6/2026		16,000,000	294
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.656% and pay annually a floating rate based on US SOFR Index, expiring August 2045	8/2035		3,400,000	272,450
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 2.965% and pay annually a floating rate based on US SOFR Index, expiring August 2036	8/2026		1,200,000	49
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.693% and pay annually a floating rate based on US SOFR Index, expiring August 2045	8/2035		5,100,000	414,318
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.427% and pay a annually floating rate based on US SOFR Index, expiring August 2045	8/2035		3,400,000	249,741
Option on an interest rate swap with BNP Paribas SA to receive annually a fixed rate of 3.651% and pay annually a floating rate based on US SOFR Index, expiring June 2033	6/2026		14,200,000	6,079
Option on an interest rate swap with Bank of America NA to receive semi-annually a fixed rate of 2.972% and pay semi-annually a floating rate based on US SOFR Index, expiring August 2036	8/2026		1,200,000	48
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.115% and pay annually a floating rate based on US SOFR Index, expiring May 2037	5/2027		29,200,000	95,630
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 4.11% and pay annually a floating rate based on US SOFR Index, expiring August 2057	8/2027		28,600,000	1,216,163
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.222% and pay annually a floating rate based on US SOFR Index, expiring August 2036	8/2026		600,000	72
Option on an interest rate swap with BNP Paribas SA to receive annually a fixed rate of 2.3% and pay Semi-annually a floating rate based on Euribor (6 Mo) Rate, expiring May 2037	5/2027	EUR	20,700,000	71,709
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 4.296% and pay annually a floating rate based on US SOFR Index, expiring February 2058	2/2028		6,500,000	428,640
Option on an interest rate swap with BNP Paribas SA to receive annually a fixed rate of 3.599% and pay annually a floating rate based on US SOFR Index, expiring June 2033	6/2026		15,200,000	4,283
Option on an interest rate swap with Deutsche Bank AG/London to receive at maturity a fixed rate of 3.1625% and pay at maturity a floating rate based on US SOFR Index, expiring August 2028	8/2027		738,000,000	1,308,208

TOTAL PUT SWAPTIONS				8,267,563
Call Swaptions - 0.0%
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.656% and pay annually a floating rate based on US SOFR Index, expiring August 2045	8/2035		3,400,000	274,735
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.203% and pay annually a floating rate based on US SOFR Index, expiring June 2036	6/2026		3,150,000	308
Option on an interest rate swap with Barclays Bank PLC to receive annually a fixed rate of 4.11% and pay annually a floating rate based on US SOFR Index, expiring August 2057	8/2027		12,900,000	885,416
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 4.75% and pay annually a floating rate based on US SOFR Index, expiring August 2033	8/2026		42,500,000	14,391
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.693% and pay annually a floating rate based on US SOFR Index, expiring August 2045	8/2035		5,100,000	407,472
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 4.296% and pay annually a floating rate based on US SOFR Index, expiring February 2058	2/2028		6,500,000	408,871
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.093% and pay annually a floating rate based on US SOFR Index, expiring January 2028	1/2027		131,500,000	260,267
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.75% and pay annually a floating rate based on US SOFR Index, expiring September 2036	9/2026		29,500,000	33,762
Option with an exercise rate .65 on a credit default swap with Goldman Sachs International to buy protection on 5Y CDX IG Series 45 Index, paying 1% quarterly expiring December 2030	6/2026		68,900,000	2,809
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 4.485% and pay annually a floating rate based on US SOFR Index, expiring August 2045	7/2035		23,100,000	1,968,451
Option on an interest rate swap with Deutsche Bank AG/London to receive at maturity a fixed rate of 3.1625% and pay at maturity a floating rate based on US SOFR Index, expiring August 2028	8/2027		738,000,000	6,289,118
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.394% and pay annually a floating rate based on US SOFR Index, expiring August 2036	8/2026		33,800,000	115,453
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.75% and pay annually a floating rate based on US SOFR Index, expiring October 2036	10/2026		29,800,000	69,110
Option on an interest rate swap with Deutsche Bank AG/London to receive annually a fixed rate of 4.75% and pay annually a floating rate based on US SOFR Index, expiring October 2036	10/2026		37,000,000	76,022
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 4.2157% and pay annually a floating rate based on US SOFR Index, expiring August 2033	8/2026		6,300,000	16,976
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.427% and pay annually a floating rate based on US SOFR Index, expiring August 2045	8/2035		3,400,000	294,835
Option with an exercise rate .65 on a credit default swap with Goldman Sachs International to buy protection on 5Y CDX IG Series 46 Index, paying 1% Quarterly expiring June 2031	6/2026		16,700,000	975
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 4.166% and pay annually a floating rate based on US SOFR Index, expiring August 2033	8/2026		4,700,000	15,437
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 4.394% and pay annually a floating rate based on US SOFR Index, expiring August 2036	8/2026		32,800,000	112,037
Option on an interest rate swap with Goldman Sachs International to receive annually a fixed rate of 4.11% and pay annually a floating rate based on US SOFR Index, expiring August 2057	8/2027		37,400,000	2,567,019
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.75% and pay annually a floating rate based on US SOFR Index, expiring October 2036	10/2026		15,000,000	36,418
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 4.75% and pay annually a floating rate based on US SOFR Index, expiring December 2036	12/2026		23,300,000	84,747

TOTAL CALL SWAPTIONS				13,934,629
TOTAL PURCHASED SWAPTIONS (Cost $25,417,415)				22,202,192

Purchased Options - 0.0%
	Clearinghouse / Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
USD/HKD Cross Currency Contracts	Bank of America NA	19,200,000	19,200,000	7.8	8/2026	56,364
USD/HKD Cross Currency Contracts	Goldman Sachs Bank USA	4,900,000	4,900,000	7.8	8/2026	14,384
USD/HKD Cross Currency Contracts	Bank of America NA	48,300,000	48,300,000	7.8	8/2026	134,205

						204,953
Put Options
S&P 500 Index	Chicago Board Options Exchange	114	86,412,684	6,650	6/2026	1,995
S&P 500 Index	Chicago Board Options Exchange	92	69,736,552	6,750	6/2026	1,840
S&P 500 Index	Chicago Board Options Exchange	95	72,010,570	6,675	6/2026	1,662
S&P 500 Index	Chicago Board Options Exchange	108	81,864,648	6,750	6/2026	13,230
S&P 500 Index	Chicago Board Options Exchange	99	75,042,594	6,775	6/2026	12,870
S&P 500 Index	Chicago Board Options Exchange	95	72,010,570	6,675	6/2026	10,213
S&P 500 Index	Chicago Board Options Exchange	104	78,832,624	6,775	6/2026	38,480
S&P 500 Index	Chicago Board Options Exchange	100	75,800,600	6,675	6/2026	31,000
S&P 500 Index	Chicago Board Options Exchange	107	81,106,642	6,775	6/2026	65,805
USD/KRW Cross Currency Contracts	JPMorgan Chase Bank NA	2,240,000	2,240,000	1,400	9/2026	3,772
USD/KRW Cross Currency Contracts	Bank of America NA	2,183,797	2,183,797	1,400	7/2026	697
USD/KRW Cross Currency Contracts	Bank of America NA	1,366,203	1,366,203	1,400	7/2026	524
USD/ZAR Cross Currency Contracts	Bank of America NA	5,440,000	5,440,000	18	9/2026	568,532

						750,620
TOTAL PURCHASED OPTIONS (Cost $1,049,712)						955,573

TOTAL INVESTMENT IN SECURITIES - 102.6% (Cost $49,689,782,070)	101,493,272,501
NET OTHER ASSETS (LIABILITIES) - (2.6)%	(2,564,169,813)
NET ASSETS - 100.0%	98,929,102,688

* Repurchase Agreements
Counterparty	Lending Rate (%)	Settlement Date	Maturity Date	Repurchase Agreement Value ($)	Repurchase Agreement Proceeds ($)	Collateralized By	Collateral Coupon (%)	Collateral Maturity Date	Collateral Value Received ($)
Citigroup Global Capital Markets Inc	3.66	5/2026	6/2026	237,400,000	237,472,407	U.S. Treasuries (including strips)	3.625	8/2028	242,751,452
Total Repurchase Agreements				237,400,000	237,472,407				242,751,452

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 4.5% 6/1/2056	(3,220,000)	(3,098,223)
Uniform Mortgage Backed Securities 4% 6/1/2056	(88,600,000)	(82,989,821)
Uniform Mortgage Backed Securities 4% 7/1/2056	(10,900,000)	(10,200,016)
Uniform Mortgage Backed Securities 4.5% 6/1/2056	(28,700,000)	(27,560,969)
Uniform Mortgage Backed Securities 4.5% 7/1/2056	(10,990,000)	(10,543,531)
Uniform Mortgage Backed Securities 5% 6/1/2056	(75,000,000)	(73,816,410)
Uniform Mortgage Backed Securities 5.5% 6/1/2056	(73,980,000)	(74,338,344)
Uniform Mortgage Backed Securities 6% 6/1/2056	(180,095,000)	(183,893,889)
Uniform Mortgage Backed Securities 6% 7/1/2056	(10,300,000)	(10,499,563)
Uniform Mortgage Backed Securities 6.5% 6/1/2056	(314,570,000)	(326,857,892)
Uniform Mortgage Backed Securities 6.5% 7/1/2056	(23,850,000)	(24,727,606)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(828,526,264)

TOTAL TBA SALE COMMITMENTS (Proceeds $826,035,887)		(828,526,264)

Written Swaptions
	Expiration Date	Notional Amount		Value ($)
Put Swaptions
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.093% and pay annually a floating rate based on US SOFR Index, expiring June 2036	6/2026		1,600,000	(12,399)
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.885% and pay annually a floating rate based on US SOFR Index, expiring June 2036	6/2026		400,000	(28)
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 4.28% and pay annually a floating rate based on Sonia O/N Deposit Rates Swap, expiring August 2036	8/2026	GBP	13,800,000	(154,143)
Option with an exercise rate .55 on a credit default swap with Goldman Sachs International to buy protection on 5Y CDX IG Series 45 Index, paying 1% Quarterly expiring June 2030	6/2026		16,500,000	(55,973)
Option with an exercise rate .55 on a credit default swap with Goldman Sachs International to buy protection on 5Y CDX IG Series 46 Index, paying 1% Quarterly expiring June 2031	6/2026		16,400,000	(31,670)
Option with an exercise rate .525 on a credit default swap with Goldman Sachs International to buy protection on 5Y CDX IG Series 46 Index, paying 1% Quarterly expiring August 2031	8/2026		34,800,000	(47,556)
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 3.855% and pay annually a floating rate based on US SOFR Index, expiring June 2036	6/2026		400,000	(11)
Option on an interest rate swap with BNP Paribas SA to receive annually a fixed rate of 3.82% and pay annually a floating rate based on US SOFR Index, expiring June 2036	6/2026		400,000	0
Option with an exercise rate .5 on a credit default swap with Goldman Sachs International to buy protection on 5Y CDX IG Series 46 Index, paying 1% Quarterly expiring July 2031	7/2026		16,500,000	(9,433)
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 4.28% and pay annually a floating rate based on Sonia O/N Deposit Rates Swap, expiring August 2036	8/2026	GBP	12,300,000	(137,388)
Option on an interest rate swap with BNP Paribas SA to receive annually a fixed rate of 4.054% and pay annually a floating rate based on US SOFR Index, expiring June 2036	6/2026		900,000	(5,276)
Option with an exercise rate .5 on a credit default swap with Goldman Sachs International to buy protection on 5Y CDX IG Series 45 Index, paying 1% quarterly expiring December 2030	6/2026		86,700,000	(127,701)

TOTAL PUT SWAPTIONS				(581,578)
Call Swaptions
Option with an exercise rate .6 on a credit default swap with Goldman Sachs International to buy protection on 5Y CDX IG Series 46 Index, paying 1% Quarterly expiring July 2031	7/2026		16,500,000	(7,188)
Option with an exercise rate .7 on a credit default swap with Royal Bank of Canada to buy protection on 5Y CDX IG Series 46 Index, paying 1% Quarterly expiring July 2031	7/2026		16,500,000	(3,572)
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.7825% and pay annually a floating rate based on US SOFR Index, expiring June 2033	6/2026		16,200,000	(163,201)
Option on an interest rate swap with BNP Paribas SA to receive annually a fixed rate of 3.951% and pay annually a floating rate based on US SOFR Index, expiring June 2033	6/2026		14,100,000	(58,336)
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.413% and pay annually a floating rate based on US SOFR Index, expiring June 2036	6/2026		1,600,000	(373)
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 3.6% and pay annually a floating rate based on US SOFR Index, expiring June 2033	6/2026		16,100,000	(321,099)
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 4.105% and pay annually a floating rate based on US SOFR Index, expiring June 2036	6/2026		400,000	(362)
Option on an interest rate swap with BNP Paribas SA to receive annually a fixed rate of 3.899% and pay annually a floating rate based on US SOFR Index, expiring June 2033	6/2026		15,500,000	(90,207)
Option with an exercise rate .7 on a credit default swap with Royal Bank of Canada to buy protection on 5Y CDX IG Series 46 Index, paying 1% Quarterly expiring June 2031	6/2026		41,400,000	(1,625)
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 4.155% and pay annually a floating rate based on US SOFR Index, expiring June 2036	6/2026		400,000	(125)
Option on an interest rate swap with BNP Paribas SA to receive annually a fixed rate of 4.07% and pay annually a floating rate based on US SOFR Index, expiring June 2036	6/2026		400,000	(378)
Option with an exercise rate .65 on a credit default swap with Goldman Sachs International to buy protection on 5Y CDX IG Series 46 Index, paying 1% Quarterly expiring August 2031	8/2026		34,800,000	(22,706)
Option on an interest rate swap with BNP Paribas SA to receive annually a fixed rate of 4.354% and pay annually a floating rate based on US SOFR Index, expiring June 2036	6/2026		900,000	(356)

TOTAL CALL SWAPTIONS				(669,528)
TOTAL WRITTEN SWAPTIONS (Cost $(1,032,662))				(1,251,106)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
ASX 10Y Australia Treasury Bond Contracts (Australia)	199	6/2026	15,594,354	84,171
CBOT 10Y US Treasury Notes Contracts (United States)	62	9/2026	6,813,219	5,984
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	217	9/2026	24,344,688	273,495
CBOT 2Y US Treasury Notes Contracts (United States)	667	9/2026	137,818,875	249,318
CBOT 5Y US Treasury Notes Contracts (United States)	2,598	9/2026	278,696,391	1,025,911
CBOT US Fed Funds Rate Contracts (United States)	110	5/2026	44,173,117	(169,431)
CME E-Mini Russell 2000 Index Contracts (United States)	54	6/2026	7,895,610	554,095
CME E-Mini S&P 500 Index Contracts (United States)	2,304	6/2026	875,030,400	48,610,376
CME E-Mini S&P MidCap 400 Index Contracts (United States)	8	6/2026	2,985,600	210,662
Eurex Euro-BTP Contracts (Germany)	124	6/2026	17,212,845	238,936
Eurex Euro-Bund Contracts (Germany)	440	6/2026	64,916,692	(885,096)
ICE 3M SONIA Index Contracts (United Kingdom)	335	6/2027	108,133,697	421,733
TOTAL LONG				50,620,154
SHORT
CBOT US Treasury Ultra Bond Contracts (United States)	(151)	9/2026	(17,298,938)	6,151
Eurex Euro-OAT Contracts (Germany)	(203)	9/2026	(28,401,665)	(57,320)
Eurex Euro-OAT Contracts (Germany)	(379)	6/2026	(53,410,366)	864,200
OSE 10Y Japan Treasury Bond Contracts (Japan)	(51)	6/2026	(41,273,287)	961,143
TOTAL SHORT				1,774,174
TOTAL FUTURES CONTRACTS				52,394,328

Written Options
	Clearinghouse / Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
Fannie Mae 4% 6/30/2056	Bank of America NA	6,300,000	6,300,000	92.84	6/2026	(56,640)
Fannie Mae 4% 8/31/2056	JPMorgan Chase Bank NA	2,600,000	2,600,000	95.53	8/2026	(5,992)
EUR/HUF Cross Currency Contracts	UBS AG/Stamford CT	1,520,000	1,520,000	375.00	11/2026	(17,946)
USD/HKD Cross Currency Contracts	Bank of America NA	19,200,000	19,200,000	7.85	8/2026	(4,120)
USD/HKD Cross Currency Contracts	Goldman Sachs Bank USA	4,900,000	4,900,000	7.85	8/2026	(1,051)
USD/HKD Cross Currency Contracts	Bank of America NA	48,300,000	48,300,000	7.85	8/2026	(11,658)

						(97,407)
Put Options
S&P 500 Index	Chicago Board Options Exchange	95	72,010,570	7,285.00	6/2026	(10,925)
S&P 500 Index	Chicago Board Options Exchange	92	69,736,552	7,345.00	6/2026	(17,020)
S&P 500 Index	Chicago Board Options Exchange	114	86,412,684	7,210.00	6/2026	(8,550)
S&P 500 Index	Chicago Board Options Exchange	99	75,042,594	7,400.00	6/2026	(148,995)
S&P 500 Index	Chicago Board Options Exchange	95	72,010,570	7,260.00	6/2026	(60,800)
S&P 500 Index	Chicago Board Options Exchange	108	81,864,648	7,325.00	6/2026	(100,440)
S&P 500 Index	Chicago Board Options Exchange	100	75,800,600	7,240.00	6/2026	(147,500)
S&P 500 Index	Chicago Board Options Exchange	104	78,832,624	7,385.00	6/2026	(294,840)
S&P 500 Index	Chicago Board Options Exchange	107	81,106,642	7,360.00	6/2026	(384,130)
USD/KRW Cross Currency Contracts	JPMorgan Chase Bank NA	2,240,000	2,240,000	1,350.00	9/2026	(911)
Fannie Mae 6% 8/31/2056	Bank of America NA	11,000,000	11,000,000	100.63	8/2026	(10,124)
USD/KRW Cross Currency Contracts	Bank of America NA	2,183,797	2,183,797	1,350.00	7/2026	(102)
USD/KRW Cross Currency Contracts	Bank of America NA	1,366,203	1,366,203	1,350.00	7/2026	(80)
USD/ZAR Cross Currency Contracts	Bank of America NA	10,890,000	10,890,000	17.00	8/2026	(543,147)

						(1,727,564)
TOTAL WRITTEN OPTIONS (Cost $(5,113,808))						(1,824,971)

Exercise price for written options on USD/HKD Cross Currency Contracts are stated in HKD.
Exercise price for written options on USD/KRW Cross Currency Contracts are stated in KRW.
Exercise price for written options on USD/ZAR Cross Currency Contracts are stated in ZAR.
Exercise price for written options on EUR/HUF Cross Currency Contracts are stated in HUF.
Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

AUD	1,663,403	USD	1,195,820	Barclays Bank PLC	6/2026	(250)
AUD	3,671,661	USD	2,623,402	JPMorgan Chase Bank NA	6/2026	15,605
AUD	3,400,936	USD	2,421,602	JPMorgan Chase Bank NA	6/2026	22,820
AUD	1,512,000	USD	1,077,649	Morgan Stanley	6/2026	9,101
BRL	2,372,930	USD	472,084	BNP Paribas SA	6/2026	(1,689)
BRL	2,247,652	USD	444,288	BNP Paribas SA	6/2026	1,273
BRL	10,271,738	USD	1,933,020	BNP Paribas SA	6/2026	103,185
BRL	3,797,196	USD	758,000	BNP Paribas SA	6/2026	(5,268)
BRL	545,442	USD	102,834	Bank of America NA	6/2026	5,291
BRL	6,915,564	USD	1,367,550	Citibank NA	6/2026	3,348
BRL	1,089,603	USD	205,040	Goldman Sachs Bank USA	6/2026	10,956
BRL	5,538,900	USD	1,110,000	Goldman Sachs Bank USA	6/2026	(12,003)
BRL	44,834,778	USD	8,326,096	Goldman Sachs Bank USA	6/2026	561,670
BRL	547,514	USD	102,621	Goldman Sachs Bank USA	6/2026	5,915
BRL	2,500,000	USD	503,961	BNP Paribas SA	7/2026	(11,995)
BRL	4,100,000	USD	804,395	BNP Paribas SA	7/2026	2,430
BRL	2,400,000	USD	473,784	BNP Paribas SA	7/2026	(1,496)
BRL	3,300,000	USD	665,604	BNP Paribas SA	7/2026	(16,209)
BRL	2,500,000	USD	503,119	BNP Paribas SA	7/2026	(11,153)
BRL	32,421,483	USD	6,035,183	BNP Paribas SA	7/2026	344,927
BRL	3,200,000	USD	631,351	BNP Paribas SA	7/2026	(1,634)
BRL	2,300,000	USD	451,334	BNP Paribas SA	7/2026	1,275
BRL	3,300,000	USD	654,775	BNP Paribas SA	7/2026	(5,380)
BRL	3,847,917	USD	721,306	Goldman Sachs Bank USA	7/2026	35,912
BRL	12,123,335	USD	2,402,849	Goldman Sachs Bank USA	7/2026	(17,141)
BRL	4,800,000	USD	948,036	Goldman Sachs Bank USA	7/2026	(3,461)
BRL	4,900,000	USD	983,541	Goldman Sachs Bank USA	7/2026	(19,287)
BRL	1,498,013	USD	278,752	Goldman Sachs Bank USA	7/2026	16,037
BRL	4,900,000	USD	969,567	Goldman Sachs Bank USA	7/2026	(5,314)
BRL	1,600,000	USD	312,006	JPMorgan Chase Bank NA	7/2026	2,852
BRL	1,600,000	USD	312,006	JPMorgan Chase Bank NA	7/2026	2,852
BRL	2,480,284	USD	486,989	BNP Paribas SA	8/2026	(2,849)
BRL	4,046,719	USD	791,875	Goldman Sachs Bank USA	8/2026	(1,974)
BRL	41,654,633	USD	8,161,734	Goldman Sachs Bank USA	8/2026	(30,936)
BRL	5,427,452	USD	1,054,427	Goldman Sachs Bank USA	9/2026	(2,678)
CAD	1,702,000	USD	1,232,913	Royal Bank of Canada	6/2026	1,628
CAD	15,566,960	USD	11,243,741	BNP Paribas SA	6/2026	47,710
CAD	15,736	USD	11,385	Barclays Bank PLC	6/2026	29
CHF	401,431	USD	510,000	BNP Paribas SA	6/2026	4,293
CHF	14,454,654	USD	18,433,297	JPMorgan Chase Bank NA	6/2026	85,253
CLP	257,517,100	USD	284,748	Bank of America NA	6/2026	4,604
CLP	450,748,200	USD	525,158	Bank of America NA	6/2026	(18,665)
CLP	559,875,779	USD	625,909	Goldman Sachs Bank USA	6/2026	3,208
CLP	2,542,376,492	USD	2,856,603	UBS AG	6/2026	194
CLP	4,067,131,874	USD	4,684,826	Citibank NA	9/2026	(113,614)
CNY	6,795,091	USD	1,002,040	BNP Paribas SA	6/2026	2,222
CNY	1,562,000	USD	230,379	BNP Paribas SA	6/2026	472
CNY	6,760,385	USD	997,107	Wells Fargo Bank NA	6/2026	2,026
COP	6,927,092,195	USD	1,836,037	UBS AG	6/2026	35,421
COP	32,376,847	USD	8,549	Citibank NA	7/2026	126
COP	3,655,542,378	USD	965,338	Goldman Sachs Bank USA	7/2026	14,073
COP	5,303,714,728	USD	1,359,090	UBS AG	12/2026	15,285
CZK	6,486,000	USD	310,919	BNP Paribas SA	6/2026	588
CZK	2,512,000	USD	120,533	BNP Paribas SA	6/2026	123
EUR	209,800	HUF	75,611,920	UBS AG	11/2026	(1,348)
EUR	139,800	HUF	50,404,890	UBS AG	11/2026	(967)
EUR	481,439	USD	560,000	Deutsche Bank AG	6/2026	1,550
EUR	59,699,910	USD	69,459,652	BNP Paribas SA	6/2026	174,324
EUR	709,000	USD	835,071	UBS AG	6/2026	(8,093)
GBP	1,287,000	USD	1,730,021	BNP Paribas SA	6/2026	3,182
GBP	4,258,782	USD	5,754,629	BNP Paribas SA	6/2026	(19,327)
GBP	840,399	USD	1,127,691	JPMorgan Chase Bank NA	7/2026	4,013
GBP	1,295,383	USD	1,741,949	Wells Fargo Bank NA	7/2026	2,450
HUF	97,583,000	USD	320,699	Citibank NA	6/2026	897
HUF	369,015,500	USD	1,221,015	BNP Paribas SA	6/2026	(5,406)
HUF	111,216,000	USD	359,398	Citibank NA	6/2026	6,969
HUF	466,697,921	USD	1,541,132	Goldman Sachs Bank USA	6/2026	(3,738)
HUF	517,770,531	USD	1,707,160	JPMorgan Chase Bank NA	6/2026	(1,522)
HUF	308,771,715	USD	1,021,221	Citibank NA	6/2026	(4,394)
HUF	424,568,682	USD	1,400,907	Citibank NA	6/2026	(2,745)
IDR	13,565,501,192	USD	780,003	Royal Bank of Canada	6/2026	(21,054)
IDR	14,845,842,822	USD	853,995	JPMorgan Chase Bank NA	6/2026	(23,607)
IDR	25,196,764,233	USD	1,499,495	BNP Paribas SA	6/2026	(90,366)
IDR	8,033,895,947	USD	471,470	BNP Paribas SA	6/2026	(22,174)
IDR	18,139,237,155	USD	1,075,772	BNP Paribas SA	6/2026	(61,335)
IDR	9,265,770,681	USD	549,868	BNP Paribas SA	6/2026	(31,680)
IDR	2,239,918,448	USD	129,795	BNP Paribas SA	6/2026	(4,527)
IDR	13,945,653,464	USD	811,922	BNP Paribas SA	6/2026	(32,011)
IDR	17,502,344,000	USD	1,019,000	Bank of America NA	6/2026	(40,181)
IDR	11,933,095,425	USD	694,249	Citibank NA	6/2026	(26,891)
IDR	251,364,757	USD	14,940	Citibank NA	6/2026	(882)
IDR	5,873,726,465	USD	347,284	Citibank NA	6/2026	(18,796)
IDR	6,382,199,219	USD	379,830	Citibank NA	6/2026	(22,905)
IDR	9,604,247,730	USD	562,639	Citibank NA	6/2026	(25,521)
IDR	2,404,599,503	USD	139,294	Citibank NA	6/2026	(4,817)
IDR	234,359,624	USD	13,576	Citibank NA	6/2026	(470)
IDR	20,092,218,300	USD	1,165,780	Deutsche Bank AG	6/2026	(42,123)
IDR	10,407,854,492	USD	606,536	Deutsche Bank AG	6/2026	(24,477)
IDR	840,196,975	USD	49,058	Goldman Sachs Bank USA	6/2026	(2,070)
IDR	31,598,186,544	USD	1,873,207	Goldman Sachs Bank USA	6/2026	(106,078)
IDR	5,489,483,028	USD	320,434	Goldman Sachs Bank USA	6/2026	(13,435)
IDR	12,221,692,698	USD	718,661	Goldman Sachs Bank USA	6/2026	(35,163)
IDR	7,579,005,000	USD	435,000	JPMorgan Chase Bank NA	6/2026	(11,144)
IDR	9,792,290,778	USD	570,796	JPMorgan Chase Bank NA	6/2026	(23,162)
IDR	2,530,020,000	USD	149,376	JPMorgan Chase Bank NA	6/2026	(7,884)
IDR	337,055,754	USD	19,843	JPMorgan Chase Bank NA	6/2026	(993)
IDR	4,853,000,250	USD	284,550	JPMorgan Chase Bank NA	6/2026	(13,146)
IDR	27,957,264,286	USD	1,624,100	JPMorgan Chase Bank NA	6/2026	(60,590)
IDR	2,528,835,000	USD	149,934	Royal Bank of Canada	6/2026	(8,509)
IDR	1,966,614,650	USD	110,000	Citibank NA	7/2026	(207)
IDR	21,963,302,517	USD	1,218,187	BNP Paribas SA	9/2026	513
IDR	26,734,917,339	USD	1,527,090	BNP Paribas SA	9/2026	(43,623)
IDR	26,932,708,825	USD	1,541,593	BNP Paribas SA	9/2026	(47,151)
IDR	17,569,700,120	USD	985,180	Citibank NA	9/2026	(10,272)
IDR	10,756,831,368	USD	603,672	Goldman Sachs Bank USA	9/2026	(6,797)
IDR	10,757,435,040	USD	603,672	Goldman Sachs Bank USA	9/2026	(6,763)
ILS	877,000	USD	313,063	Canadian Imperial Bank of Commerce	6/2026	(2,015)
ILS	219,000	USD	70,126	Bank of America NA	6/2026	7,549
ILS	574,000	USD	184,084	Bank of America NA	6/2026	19,504
ILS	576,000	USD	189,198	Citibank NA	6/2026	15,100
ILS	802,000	USD	260,172	Citibank NA	6/2026	24,284
ILS	344,000	USD	110,719	Deutsche Bank AG	6/2026	11,292
ILS	1,894,000	USD	606,553	Goldman Sachs Bank USA	6/2026	65,217
ILS	816,000	USD	262,722	JPMorgan Chase Bank NA	6/2026	26,699
ILS	1,185,000	USD	377,162	UBS AG	6/2026	43,137
ILS	142,000	USD	48,859	Citibank NA	7/2026	1,513
INR	61,620,800	USD	653,982	BNP Paribas SA	6/2026	(6,423)
INR	61,595,425	USD	653,982	BNP Paribas SA	6/2026	(6,689)
INR	10,339,566	USD	107,934	Bank of America NA	6/2026	722
INR	26,210,729	USD	276,718	Citibank NA	6/2026	(1,275)
INR	65,591,979	USD	692,556	Citibank NA	6/2026	(3,264)
INR	19,794,349	USD	209,886	Citibank NA	6/2026	(1,872)
INR	19,779,657	USD	209,886	Citibank NA	6/2026	(2,026)
INR	39,571,906	USD	419,772	Citibank NA	6/2026	(3,920)
INR	63,454,484	USD	674,402	Citibank NA	6/2026	(7,573)
INR	120,485,671	USD	1,270,714	Goldman Sachs Bank USA	6/2026	(4,556)
INR	52,537,913	USD	558,700	Goldman Sachs Bank USA	6/2026	(6,591)
INR	52,515,565	USD	558,700	Goldman Sachs Bank USA	6/2026	(6,825)
INR	59,589,279	USD	622,000	UBS AG	6/2026	4,211
INR	65,092,900	USD	691,323	BNP Paribas SA	6/2026	(7,775)
INR	85,359,878	USD	904,236	Citibank NA	6/2026	(7,862)
INR	25,178,723	USD	267,432	Citibank NA	6/2026	(3,027)
INR	25,158,665	USD	267,432	Citibank NA	6/2026	(3,238)
INR	50,346,748	USD	534,864	Citibank NA	6/2026	(6,167)
INR	106,238,390	USD	1,137,456	JPMorgan Chase Bank NA	6/2026	(21,834)
INR	22,890,090	USD	235,390	BNP Paribas SA	7/2026	4,806
INR	138,509,829	USD	1,429,410	Citibank NA	7/2026	24,036
INR	153,213,368	USD	1,588,021	BNP Paribas SA	7/2026	16,396
INR	278,476,917	USD	2,891,161	BNP Paribas SA	7/2026	24,988
INR	317,086,909	USD	3,287,285	Deutsche Bank AG	7/2026	33,179
JPY	43,050,799	USD	270,000	BNP Paribas SA	6/2026	309
JPY	9,198,225	USD	58,777	BNP Paribas SA	6/2026	(1,023)
JPY	2,820,965,035	USD	17,723,437	Bank of America NA	6/2026	(11,039)
JPY	182,500,000	USD	1,145,378	Bank of America NA	6/2026	511
JPY	170,700,000	USD	1,070,766	JPMorgan Chase Bank NA	6/2026	1,033
JPY	445,521,801	USD	2,802,001	BNP Paribas SA	7/2026	2,309
JPY	554,624,208	USD	3,486,821	Bank of America NA	7/2026	4,227
JPY	401,650,156	USD	2,527,639	Wells Fargo Bank NA	7/2026	523
KRW	249,655,202	USD	170,000	Goldman Sachs Bank USA	6/2026	(4,517)
KRW	531,550,793	USD	360,000	Goldman Sachs Bank USA	6/2026	(7,663)
KRW	202,971,544	USD	140,000	BNP Paribas SA	6/2026	(5,451)
KRW	253,084,952	USD	170,000	Goldman Sachs Bank USA	6/2026	(2,216)
KRW	383,602,398	USD	264,703	BNP Paribas SA	6/2026	(10,379)
KRW	4,452,952,361	USD	3,063,101	Deutsche Bank AG	6/2026	(110,851)
KRW	781,595,552	USD	533,647	JPMorgan Chase Bank NA	6/2026	(15,459)
KRW	983,631,000	USD	660,000	JPMorgan Chase Bank NA	6/2026	(7,851)
KRW	90,436,200	USD	60,000	Bank of America NA	6/2026	(29)
KRW	99,379,194	USD	66,000	BNP Paribas SA	6/2026	(95)
KRW	239,550,400	USD	160,000	Bank of America NA	6/2026	(1,133)
KRW	269,985,936	USD	180,000	BNP Paribas SA	7/2026	(945)
MXN	7,648,000	USD	441,088	Bank of America NA	6/2026	49
MXN	3,234,996	USD	184,825	Bank of America NA	6/2026	1,532
MXN	22,821,000	USD	1,314,883	Bank of America NA	6/2026	(239)
MXN	8,443,000	USD	488,634	Bank of America NA	6/2026	(2,260)
MXN	5,693,000	USD	313,593	Bank of America NA	6/2026	14,363
MXN	16,091,000	USD	917,582	Bank of America NA	6/2026	9,368
MXN	22,956,000	USD	1,324,046	Citibank NA	6/2026	(1,625)
MXN	1,468,190	USD	84,541	Deutsche Bank AG	6/2026	37
MXN	978,799	USD	56,361	Deutsche Bank AG	6/2026	24
MXN	299,551,811	USD	17,170,229	Goldman Sachs Bank USA	6/2026	85,982
MXN	27,236,000	USD	1,528,441	Goldman Sachs Bank USA	6/2026	40,537
MXN	3,515,004	USD	201,053	JPMorgan Chase Bank NA	6/2026	1,435
MXN	18,282,000	USD	1,049,489	JPMorgan Chase Bank NA	6/2026	3,678
MXN	38,563,630	USD	2,209,482	UBS AG	6/2026	12,044
MXN	9,349,000	USD	534,358	UBS AG	6/2026	4,208
MXN	10,322,524	USD	577,090	Citibank NA	9/2026	12,890
MXN	14,228,000	USD	811,929	JPMorgan Chase Bank NA	9/2026	1,267
MXN	3,110,551	USD	177,300	JPMorgan Chase Bank NA	9/2026	482
MXN	288,083,619	USD	16,581,593	JPMorgan Chase Bank NA	9/2026	(116,283)
MXN	7,488,843	USD	426,963	JPMorgan Chase Bank NA	12/2026	(1,581)
MYR	6,333,391	USD	1,596,519	Goldman Sachs Bank USA	6/2026	1,811
NOK	465,000	USD	50,253	Bank of America NA	6/2026	37
NOK	6,985,000	USD	754,479	JPMorgan Chase Bank NA	6/2026	946
NOK	41,889,221	USD	4,503,106	JPMorgan Chase Bank NA	6/2026	27,197
NOK	6,142,466	USD	663,474	Bank of America NA	7/2026	509
NOK	15,259,235	USD	1,642,286	Deutsche Bank AG	7/2026	7,192
NOK	9,505,000	USD	1,022,833	JPMorgan Chase Bank NA	7/2026	4,629
NZD	21,182,373	USD	12,514,546	Barclays Bank PLC	6/2026	170,936
PEN	742,031	USD	214,820	Bank of America NA	6/2026	2,393
PEN	348,478	USD	101,237	Bank of America NA	6/2026	772
PEN	26,743,007	USD	7,811,598	Citibank NA	6/2026	16,810
PEN	59,030,319	USD	17,197,471	Citibank NA	6/2026	82,315
PEN	420,176	USD	121,614	Citibank NA	6/2026	1,383
PEN	2,296,633	USD	665,000	Citibank NA	6/2026	7,287
PEN	1,867,635	USD	539,000	Citibank NA	6/2026	7,708
PEN	480,899	USD	140,655	Deutsche Bank AG	6/2026	117
PEN	226,938	USD	66,156	Deutsche Bank AG	6/2026	275
PEN	2,258,374	USD	659,220	Citibank NA	6/2026	1,618
PEN	242,066	USD	70,327	Deutsche Bank AG	9/2026	200
PHP	27,658,755	USD	449,387	BNP Paribas SA	6/2026	(103)
PHP	49,034,296	USD	816,653	BNP Paribas SA	6/2026	(20,386)
PHP	69,112,682	USD	1,148,381	Citibank NA	6/2026	(26,062)
PHP	29,436,295	USD	485,179	Citibank NA	6/2026	(7,164)
PHP	6,528,347	USD	107,257	JPMorgan Chase Bank NA	6/2026	(1,243)
PLN	400,000	USD	110,045	Bank of America NA	6/2026	247
PLN	5,204,116	USD	1,427,521	BNP Paribas SA	6/2026	7,382
PLN	5,687,026	USD	1,556,520	Goldman Sachs Bank USA	6/2026	11,534
PLN	320,000	USD	87,892	BNP Paribas SA	6/2026	337
PLN	4,041,000	USD	1,108,637	BNP Paribas SA	6/2026	5,536
PLN	1,209,000	USD	329,251	Bank of America NA	6/2026	4,091
PLN	5,992,827	USD	1,653,132	Bank of America NA	6/2026	(806)
PLN	472,000	USD	129,857	Bank of America NA	6/2026	282
PLN	9,825,109	USD	2,706,023	JPMorgan Chase Bank NA	6/2026	2,929
PLN	10,266,485	USD	2,834,165	Wells Fargo Bank NA	6/2026	(3,518)
SEK	8,093,873	USD	870,000	Royal Bank of Canada	6/2026	6,615
SEK	28,098,715	USD	3,036,354	Citibank NA	6/2026	6,905
SEK	8,030,000	USD	868,923	Citibank NA	7/2026	2,130
SGD	17,454	USD	13,639	Bank of America NA	6/2026	37
SGD	961,096	USD	752,052	Barclays Bank PLC	6/2026	1,011
SGD	255,768	USD	200,000	Standard Chartered Bank	6/2026	406
SGD	31,066,747	USD	24,302,584	Wells Fargo Bank NA	6/2026	39,627
THB	9,115,064	USD	280,000	Goldman Sachs Bank USA	6/2026	258
THB	5,180,160	USD	160,000	BNP Paribas SA	6/2026	(635)
THB	331,755	USD	10,150	BNP Paribas SA	6/2026	58
THB	1,075,909	USD	33,563	BNP Paribas SA	6/2026	(458)
THB	882,032	USD	27,598	BNP Paribas SA	6/2026	(458)
THB	1,306,117	USD	40,640	Citibank NA	6/2026	(452)
THB	1,517,997	USD	47,623	Citibank NA	6/2026	(915)
THB	9,204,874	USD	285,095	Deutsche Bank AG	6/2026	(1,866)
THB	1,135,963	USD	35,376	Deutsche Bank AG	6/2026	(423)
THB	9,115,064	USD	283,107	Goldman Sachs Bank USA	6/2026	(2,641)
THB	5,219,017	USD	160,240	Goldman Sachs Bank USA	6/2026	347
THB	3,609,807	USD	112,720	Goldman Sachs Bank USA	6/2026	(1,648)
THB	648,576	USD	20,226	Goldman Sachs Bank USA	6/2026	(270)
THB	11,846,805	USD	360,997	Goldman Sachs Bank USA	6/2026	3,523
THB	10,391,259	USD	321,661	Goldman Sachs Bank USA	6/2026	(1,927)
THB	8,618,354	USD	266,657	Goldman Sachs Bank USA	6/2026	(1,474)
THB	3,511,783	USD	107,773	JPMorgan Chase Bank NA	6/2026	283
THB	1,121,078	USD	34,904	JPMorgan Chase Bank NA	6/2026	(409)
THB	9,276,764	USD	287,073	JPMorgan Chase Bank NA	6/2026	(1,631)
THB	32,721	USD	1,003	UBS AG	6/2026	4
TRY	3,212,988	USD	70,000	Goldman Sachs Bank USA	6/2026	12
TRY	3,216,092	USD	70,018	Barclays Bank PLC	6/2026	62
TRY	293,117,473	USD	6,357,676	Barclays Bank PLC	6/2026	23,552
TRY	13,848,916	USD	297,413	Barclays Bank PLC	6/2026	2,134
TRY	5,417,295	USD	116,189	Barclays Bank PLC	6/2026	877
TRY	17,379,811	USD	368,818	Barclays Bank PLC	6/2026	6,403
TRY	17,409,450	USD	368,856	Barclays Bank PLC	6/2026	5,956
TRY	32,816,881	USD	695,870	Barclays Bank PLC	6/2026	10,651
TRY	13,924,203	USD	298,642	Barclays Bank PLC	6/2026	855
TRY	27,847,045	USD	593,349	Barclays Bank PLC	6/2026	2,261
TRY	33,224,656	USD	703,071	Barclays Bank PLC	6/2026	4,890
TRY	204,214,353	USD	4,255,131	Barclays Bank PLC	7/2026	21,431
TRY	35,829,281	USD	746,086	Barclays Bank PLC	7/2026	3,432
TRY	14,390,693	USD	298,086	Barclays Bank PLC	7/2026	1,022
TWD	10,291,803	USD	325,083	BNP Paribas SA	6/2026	2,587
TWD	14,402,996	USD	454,917	BNP Paribas SA	6/2026	3,644
TWD	17,902,920	USD	570,000	BNP Paribas SA	6/2026	170
TWD	5,059,160	USD	160,889	BNP Paribas SA	6/2026	285
TWD	3,170,390	USD	100,666	BNP Paribas SA	6/2026	335
TWD	172,431,292	USD	5,473,141	BNP Paribas SA	6/2026	20,142
TWD	24,734,910	USD	786,484	Bank of America NA	6/2026	1,516
TWD	17,940,418	USD	568,148	Citibank NA	6/2026	3,394
TWD	5,050,883	USD	160,000	BNP Paribas SA	6/2026	918
USD	250,000	AUD	350,784	HSBC Bank PLC	6/2026	(2,126)
USD	341,548	AUD	472,000	BNP Paribas SA	6/2026	2,298
USD	5,692,049	AUD	7,956,000	Deutsche Bank AG	6/2026	(26,326)
USD	1,308,132	AUD	1,820,000	UBS AG	6/2026	7
USD	1,195,114	AUD	1,663,403	Barclays Bank PLC	7/2026	247
USD	2,621,860	AUD	3,671,661	JPMorgan Chase Bank NA	7/2026	(15,592)
USD	2,420,177	AUD	3,400,936	JPMorgan Chase Bank NA	7/2026	(22,805)
USD	472,160	BRL	2,373,313	BNP Paribas SA	6/2026	1,689
USD	449,816	BRL	2,275,621	BNP Paribas SA	6/2026	(1,288)
USD	460,000	BRL	2,273,163	BNP Paribas SA	6/2026	9,382
USD	486,989	BRL	2,443,224	BNP Paribas SA	6/2026	2,660
USD	1,084,019	BRL	5,481,774	BNP Paribas SA	6/2026	(2,654)
USD	740,000	BRL	3,714,642	BNP Paribas SA	6/2026	3,633
USD	31,014	BRL	156,131	BNP Paribas SA	6/2026	63
USD	107,861	BRL	545,442	Bank of America NA	6/2026	(264)
USD	780,000	BRL	3,899,844	Citibank NA	6/2026	6,919
USD	600,000	BRL	3,015,720	Citibank NA	6/2026	2,183
USD	443	BRL	2,352	Goldman Sachs Bank USA	6/2026	(24)
USD	791,875	BRL	3,986,299	Goldman Sachs Bank USA	6/2026	1,656
USD	1,054,427	BRL	5,307,986	Goldman Sachs Bank USA	6/2026	2,205
USD	133,498	BRL	675,085	Goldman Sachs Bank USA	6/2026	(327)
USD	8,161,734	BRL	41,033,117	Goldman Sachs Bank USA	6/2026	27,586
USD	199,217	BRL	1,005,957	Goldman Sachs Bank USA	6/2026	(197)
USD	1,172,791	BRL	6,300,000	BNP Paribas SA	7/2026	(66,964)
USD	660,000	BRL	3,367,436	BNP Paribas SA	7/2026	(2,666)
USD	866,871	BRL	4,700,000	BNP Paribas SA	7/2026	(58,026)
USD	1,121,810	BRL	6,000,000	BNP Paribas SA	7/2026	(58,909)
USD	843,834	BRL	4,500,000	Goldman Sachs Bank USA	7/2026	(41,705)
USD	3,102,926	BRL	16,700,000	Goldman Sachs Bank USA	7/2026	(183,408)
USD	2,140,475	BRL	11,500,000	Goldman Sachs Bank USA	7/2026	(122,570)
USD	120,000	BRL	611,711	Goldman Sachs Bank USA	7/2026	(376)
USD	2,179,786	BRL	11,700,000	Goldman Sachs Bank USA	7/2026	(122,616)
USD	1,141,069	BRL	6,200,000	JPMorgan Chase Bank NA	7/2026	(79,007)
USD	2,370,985	BRL	12,800,000	JPMorgan Chase Bank NA	7/2026	(147,882)
USD	479,115	BRL	2,481,000	BNP Paribas SA	10/2026	1,496
USD	1,854,964	BRL	10,100,000	BNP Paribas SA	10/2026	(89,395)
USD	1,139,704	BRL	6,300,000	BNP Paribas SA	10/2026	(73,114)
USD	636,525	BRL	3,300,000	BNP Paribas SA	10/2026	1,239
USD	1,152,200	BRL	6,300,000	BNP Paribas SA	10/2026	(60,618)
USD	1,092,538	BRL	6,000,000	BNP Paribas SA	10/2026	(62,527)
USD	585,544	BRL	3,200,000	Bank of America NA	10/2026	(30,490)
USD	2,385,309	BRL	13,100,000	JPMorgan Chase Bank NA	10/2026	(136,582)
USD	511,625	BRL	2,700,000	BNP Paribas SA	4/2027	(1,512)
USD	529,601	BRL	2,800,000	BNP Paribas SA	4/2027	(2,541)
USD	832,073	BRL	4,513,000	BNP Paribas SA	4/2027	(25,626)
USD	682,853	BRL	3,600,000	BNP Paribas SA	4/2027	(1,330)
USD	461,297	BRL	2,500,000	BNP Paribas SA	4/2027	(13,830)
USD	671,354	BRL	3,600,000	BNP Paribas SA	4/2027	(12,829)
USD	1,018,637	BRL	5,400,000	Goldman Sachs Bank USA	4/2027	(7,637)
USD	984,471	BRL	5,300,000	Goldman Sachs Bank USA	4/2027	(22,798)
USD	1,004,016	BRL	5,400,000	Goldman Sachs Bank USA	4/2027	(22,258)
USD	329,707	BRL	1,800,000	JPMorgan Chase Bank NA	4/2027	(12,385)
USD	329,707	BRL	1,800,000	JPMorgan Chase Bank NA	4/2027	(12,385)
USD	1,270,000	CAD	1,730,426	BNP Paribas SA	6/2026	14,840
USD	990,245	CAD	1,366,000	BNP Paribas SA	6/2026	(579)
USD	9,461,721	CAD	12,911,701	Bank of America NA	6/2026	96,254
USD	950,139	CAD	1,305,000	Bank of America NA	6/2026	3,561
USD	1,300,000	CAD	1,771,094	BNP Paribas SA	6/2026	15,004
USD	1,160,000	CAD	1,589,934	BNP Paribas SA	6/2026	6,088
USD	1,090,000	CAD	1,501,840	BNP Paribas SA	6/2026	(311)
USD	1,120,000	CAD	1,548,918	Goldman Sachs Bank USA	6/2026	(4,883)
USD	11,243,741	CAD	15,547,070	BNP Paribas SA	7/2026	(48,116)
USD	11,385	CAD	15,716	Barclays Bank PLC	7/2026	(29)
USD	1,234,536	CAD	1,702,000	Royal Bank of Canada	7/2026	(1,629)
USD	536,978	CHF	419,000	Bank of America NA	6/2026	177
USD	616,467	CHF	478,000	Bank of America NA	6/2026	4,078
USD	999,167	CHF	789,000	Bank of America NA	6/2026	(11,658)
USD	1,492,111	CHF	1,172,000	JPMorgan Chase Bank NA	6/2026	(9,394)
USD	778,391	CHF	610,000	JPMorgan Chase Bank NA	6/2026	(3,109)
USD	12,680,383	CHF	9,972,018	JPMorgan Chase Bank NA	6/2026	(95,247)
USD	881,333	CHF	684,000	JPMorgan Chase Bank NA	6/2026	5,028
USD	414,984	CHF	324,000	Royal Bank of Canada	6/2026	(108)
USD	1,489,690	CHF	1,172,000	JPMorgan Chase Bank NA	7/2026	(16,663)
USD	18,433,297	CHF	14,408,237	JPMorgan Chase Bank NA	7/2026	(85,384)
USD	290,000	CLP	257,517,100	Bank of America NA	6/2026	648
USD	515,656	CLP	470,990,000	BNP Paribas SA	6/2026	(13,582)
USD	451,000	CLP	412,971,680	Bank of America NA	6/2026	(13,045)
USD	330,000	CLP	295,445,700	Bank of America NA	6/2026	(1,984)
USD	284,766	CLP	257,517,100	Bank of America NA	6/2026	(4,598)
USD	507,659	CLP	468,435,000	Citibank NA	6/2026	(18,708)
USD	646,000	CLP	589,820,797	Citibank NA	6/2026	(16,765)
USD	582,000	CLP	528,340,194	Goldman Sachs Bank USA	6/2026	(11,681)
USD	599,864	CLP	529,480,000	Goldman Sachs Bank USA	6/2026	4,902
USD	150,000	CLP	133,372,500	Bank of America NA	6/2026	132
USD	150,000	CLP	134,471,175	BNP Paribas SA	7/2026	(1,117)
USD	626,126	CLP	559,875,779	Goldman Sachs Bank USA	9/2026	(3,141)
USD	2,856,603	CLP	2,542,319,360	UBS AG	9/2026	(812)
USD	389,945	CNY	2,652,000	BNP Paribas SA	6/2026	(2,000)
USD	264,559	CNY	1,800,000	BNP Paribas SA	6/2026	(1,467)
USD	71,983	CNY	488,000	BNP Paribas SA	6/2026	(140)
USD	941,128	CNY	6,422,493	Deutsche Bank AG	6/2026	(8,067)
USD	2,055,084	CNY	14,022,056	Deutsche Bank AG	6/2026	(17,268)
USD	185,269	CNY	1,261,000	JPMorgan Chase Bank NA	6/2026	(1,097)
USD	170,031	CNY	1,153,000	JPMorgan Chase Bank NA	6/2026	(374)
USD	1,002,040	CNY	6,780,812	BNP Paribas SA	7/2026	(2,232)
USD	997,107	CNY	6,745,917	Wells Fargo Bank NA	7/2026	(1,997)
USD	230,000	COP	842,950,000	BNP Paribas SA	6/2026	1,538
USD	255,033	COP	951,943,990	BNP Paribas SA	6/2026	(2,559)
USD	24,967	COP	93,226,778	BNP Paribas SA	6/2026	(260)
USD	499,281	COP	1,861,694,000	Citibank NA	6/2026	(3,684)
USD	1,359,090	COP	5,091,152,976	UBS AG	6/2026	(16,361)
USD	5,589	COP	21,410,339	BNP Paribas SA	6/2026	(187)
USD	41,946	COP	160,368,093	BNP Paribas SA	6/2026	(1,322)
USD	118,071	COP	452,564,610	Bank of America NA	6/2026	(4,034)
USD	114,394	COP	437,785,838	Citibank NA	6/2026	(3,723)
USD	71,480	COP	266,956,992	BNP Paribas SA	6/2026	(470)
USD	198,520	COP	742,067,760	Citibank NA	6/2026	(1,481)
USD	310,000	COP	1,139,127,550	BNP Paribas SA	7/2026	3,392
USD	310,000	CZK	6,472,521	JPMorgan Chase Bank NA	6/2026	(860)
USD	310,940	CZK	6,486,000	BNP Paribas SA	6/2026	(596)
USD	514,805	CZK	10,632,049	BNP Paribas SA	6/2026	4,126
USD	119,727	CZK	2,506,000	Canadian Imperial Bank of Commerce	6/2026	(642)
USD	449,359	CZK	9,393,000	Citibank NA	6/2026	(1,806)
USD	160,556	CZK	3,316,000	JPMorgan Chase Bank NA	6/2026	1,281
USD	120,079	CZK	2,513,291	Bank of America NA	6/2026	(648)
USD	1,245,632	EUR	1,069,000	BNP Paribas SA	6/2026	(1,249)
USD	5,466,417	EUR	4,702,000	BNP Paribas SA	6/2026	(17,995)
USD	2,452,407	EUR	2,086,000	BNP Paribas SA	6/2026	19,297
USD	1,654,101	EUR	1,411,000	Bank of America NA	6/2026	8,311
USD	55,944,298	EUR	47,750,910	Bank of America NA	6/2026	247,636
USD	3,993,908	EUR	3,390,000	Citibank NA	6/2026	39,812
USD	69,551,231	EUR	59,699,910	BNP Paribas SA	7/2026	(173,966)
USD	4,523,152	EUR	3,889,000	UBS AG	7/2026	(18,920)
USD	401,762	GBP	299,063	Barclays Bank PLC	6/2026	(987)
USD	180,000	GBP	134,212	NatWest Markets PLC	6/2026	(744)
USD	1,089,196	GBP	800,000	BNP Paribas SA	6/2026	11,836
USD	1,046,965	GBP	771,000	JPMorgan Chase Bank NA	6/2026	8,660
USD	1,127,773	GBP	840,399	JPMorgan Chase Bank NA	6/2026	(3,992)
USD	1,282,053	GBP	949,000	JPMorgan Chase Bank NA	6/2026	4,035
USD	1,202,307	GBP	890,000	JPMorgan Chase Bank NA	6/2026	3,744
USD	231,934	GBP	172,211	Morgan Stanley Capital Services LLC	6/2026	17
USD	1,742,032	GBP	1,295,383	Wells Fargo Bank NA	6/2026	(2,461)
USD	320,000	HUF	97,656,320	HSBC Bank PLC	6/2026	(1,837)
USD	320,514	HUF	97,583,000	Citibank NA	6/2026	(943)
USD	340,107	HUF	105,446,000	Morgan Stanley	6/2026	(7,253)
USD	281,452	IDR	4,889,808,545	BNP Paribas SA	6/2026	7,882
USD	453,225	IDR	7,867,890,596	BNP Paribas SA	6/2026	13,040
USD	45,323	IDR	787,046,132	Citibank NA	6/2026	1,290
USD	850,000	IDR	14,809,975,000	Bank of America NA	6/2026	21,619
USD	1,218,187	IDR	21,808,958,224	BNP Paribas SA	6/2026	(1,479)
USD	230,760	IDR	3,883,709,261	BNP Paribas SA	6/2026	13,564
USD	1,541,593	IDR	26,797,048,641	BNP Paribas SA	6/2026	42,968
USD	1,527,090	IDR	26,595,035,895	BNP Paribas SA	6/2026	39,763
USD	39,485	IDR	678,087,924	Bank of America NA	6/2026	1,563
USD	249,397	IDR	4,250,121,870	Barclays Bank PLC	6/2026	11,709
USD	985,180	IDR	17,474,137,660	Citibank NA	6/2026	7,939
USD	498,034	IDR	8,396,654,026	Goldman Sachs Bank USA	6/2026	28,451
USD	603,672	IDR	10,689,823,776	Goldman Sachs Bank USA	6/2026	5,844
USD	901,761	IDR	15,736,893,537	Goldman Sachs Bank USA	6/2026	21,675
USD	603,672	IDR	10,697,067,840	Goldman Sachs Bank USA	6/2026	5,438
USD	853,995	IDR	14,846,269,819	JPMorgan Chase Bank NA	6/2026	23,717
USD	270,530	IDR	4,560,030,000	JPMorgan Chase Bank NA	6/2026	15,511
USD	780,003	IDR	13,568,730,403	Royal Bank of Canada	6/2026	21,171
USD	60,237	IDR	1,044,411,860	UBS AG	6/2026	1,828
USD	730,000	IDR	12,634,877,814	BNP Paribas SA	6/2026	23,458
USD	270,000	IDR	4,729,995,000	Bank of America NA	6/2026	5,641
USD	1,490,000	IDR	26,354,503,885	BNP Paribas SA	6/2026	17,521
USD	1,000,000	IDR	17,767,212,900	BNP Paribas SA	6/2026	7,310
USD	730,000	IDR	12,813,784,389	BNP Paribas SA	6/2026	14,068
USD	120,000	IDR	2,125,347,000	BNP Paribas SA	6/2026	1,291
USD	2,040,000	IDR	36,491,357,820	BNP Paribas SA	7/2026	2,742
USD	506,000	IDR	9,041,467,376	BNP Paribas SA	7/2026	1,228
USD	310,000	ILS	876,711	Deutsche Bank AG	6/2026	(946)
USD	1,485	ILS	4,535	Bank of America NA	6/2026	(124)
USD	886,841	ILS	2,732,047	Bank of America NA	6/2026	(82,169)
USD	1,088,223	ILS	3,348,638	Barclays Bank PLC	6/2026	(99,481)
USD	508,532	ILS	1,582,655	Citibank NA	6/2026	(52,809)
USD	241,039	ILS	752,000	Citibank NA	6/2026	(25,682)
USD	321,177	ILS	994,000	JPMorgan Chase Bank NA	6/2026	(31,377)
USD	442,180	ILS	1,384,000	JPMorgan Chase Bank NA	6/2026	(48,701)
USD	360,643	ILS	1,130,000	JPMorgan Chase Bank NA	6/2026	(40,148)
USD	676,905	ILS	2,112,553	UBS AG	6/2026	(72,381)
USD	958,238	ILS	2,937,167	UBS AG	6/2026	(83,525)
USD	664,707	ILS	2,074,866	Bank of America NA	6/2026	(71,231)
USD	852,187	ILS	2,610,994	Bank of America NA	6/2026	(73,911)
USD	907,320	ILS	2,784,874	UBS AG	6/2026	(80,452)
USD	169,601	ILS	500,000	Bank of America NA	7/2026	(7,766)
USD	259,381	ILS	756,000	Bank of America NA	7/2026	(8,797)
USD	313,108	ILS	877,000	Canadian Imperial Bank of Commerce	7/2026	2,008
USD	462,901	ILS	1,340,000	Canadian Imperial Bank of Commerce	7/2026	(12,441)
USD	1,814,028	ILS	5,409,613	JPMorgan Chase Bank NA	7/2026	(104,938)
USD	283,275	ILS	847,448	JPMorgan Chase Bank NA	7/2026	(17,343)
USD	282,505	ILS	842,975	JPMorgan Chase Bank NA	7/2026	(16,526)
USD	517,941	ILS	1,525,000	UBS AG	7/2026	(23,026)
USD	1,798,756	ILS	5,301,254	BNP Paribas SA	7/2026	(82,099)
USD	330,332	ILS	977,699	Barclays Bank PLC	7/2026	(16,550)
USD	2,034,765	ILS	5,910,869	Citibank NA	7/2026	(62,378)
USD	60,000	INR	5,716,992	Royal Bank of Canada	6/2026	(154)
USD	180,000	INR	17,207,100	Goldman Sachs Bank USA	6/2026	(995)
USD	140,000	INR	13,206,631	BNP Paribas SA	6/2026	1,128
USD	150,000	INR	14,421,750	Goldman Sachs Bank USA	6/2026	(1,587)
USD	560,000	INR	53,730,320	Goldman Sachs Bank USA	6/2026	(4,581)
USD	2,000,000	INR	193,710,188	BNP Paribas SA	6/2026	(34,597)
USD	1,319,872	INR	128,039,794	BNP Paribas SA	6/2026	(24,969)
USD	320,000	INR	30,951,520	BNP Paribas SA	6/2026	(4,856)
USD	603,887	INR	58,007,461	BNP Paribas SA	6/2026	(4,875)
USD	2,240,000	INR	215,496,530	BNP Paribas SA	7/2026	(21,302)
USD	70,000	INR	6,749,120	Bank of America NA	7/2026	(822)
USD	2,802,001	JPY	446,627,190	BNP Paribas SA	6/2026	(2,301)
USD	3,486,821	JPY	556,008,476	Bank of America NA	6/2026	(4,269)
USD	4,781,262	JPY	746,300,000	Citibank NA	6/2026	95,361
USD	6,636,082	JPY	1,031,800,000	JPMorgan Chase Bank NA	6/2026	157,571
USD	2,527,639	JPY	402,652,870	Wells Fargo Bank NA	6/2026	(555)
USD	533,647	KRW	781,755,646	JPMorgan Chase Bank NA	6/2026	15,462
USD	340,000	KRW	512,459,135	BNP Paribas SA	6/2026	207
USD	100,000	KZT	53,475,000	Deutsche Bank AG	6/2026	(9,369)
USD	12,000	KZT	6,168,000	Deutsche Bank AG	6/2026	(587)
USD	30,000	KZT	14,235,000	Deutsche Bank AG	6/2026	1,038
USD	10,000	KZT	4,733,500	Citibank NA	6/2026	384
USD	10,000	KZT	4,775,000	Deutsche Bank AG	6/2026	300
USD	30,000	KZT	14,298,000	Deutsche Bank AG	6/2026	954
USD	440,000	MXN	7,647,618	BNP Paribas SA	6/2026	(1,115)
USD	272,101	MXN	4,897,000	Bank of America NA	6/2026	(9,999)
USD	466,997	MXN	8,145,000	Bank of America NA	6/2026	(2,210)
USD	489,726	MXN	8,771,000	Bank of America NA	6/2026	(15,543)
USD	590,891	MXN	10,351,000	Bank of America NA	6/2026	(5,396)
USD	395,159	MXN	7,062,000	Bank of America NA	6/2026	(11,660)
USD	1,015,530	MXN	18,216,000	Bank of America NA	6/2026	(33,835)
USD	168,921	MXN	3,028,000	Bank of America NA	6/2026	(5,513)
USD	452,757	MXN	8,110,000	Bank of America NA	6/2026	(14,434)
USD	1,133,496	MXN	19,626,000	Bank of America NA	6/2026	2,906
USD	239,493	MXN	4,173,000	Citibank NA	6/2026	(900)
USD	256,413	MXN	4,600,172	JPMorgan Chase Bank NA	6/2026	(8,588)
USD	426,963	MXN	7,371,513	JPMorgan Chase Bank NA	6/2026	2,314
USD	385,182	MXN	6,913,828	JPMorgan Chase Bank NA	6/2026	(13,101)
USD	515,921	MXN	9,024,000	JPMorgan Chase Bank NA	6/2026	(3,922)
USD	16,581,593	MXN	285,808,624	JPMorgan Chase Bank NA	6/2026	117,082
USD	279,212	MXN	4,819,000	JPMorgan Chase Bank NA	6/2026	1,605
USD	4,107,559	MXN	71,476,456	JPMorgan Chase Bank NA	6/2026	(9,968)
USD	437,104	MXN	7,648,000	Bank of America NA	9/2026	(15)
USD	257,976	MXN	4,516,000	Citibank NA	9/2026	(134)
USD	410,000	MYR	1,600,845	Goldman Sachs Bank USA	6/2026	6,152
USD	390,000	MYR	1,544,595	Barclays Bank PLC	6/2026	264
USD	450,000	MYR	1,776,060	Goldman Sachs Bank USA	6/2026	1,861
USD	420,000	MYR	1,658,580	Goldman Sachs Bank USA	6/2026	1,503
USD	510,000	MYR	2,023,833	Goldman Sachs Bank USA	6/2026	(658)
USD	340,000	MYR	1,343,782	Goldman Sachs Bank USA	6/2026	934
USD	460,000	MYR	1,824,038	Goldman Sachs Bank USA	7/2026	(481)
USD	50,000	NOK	463,975	Deutsche Bank AG	6/2026	(179)
USD	984,250	NOK	9,160,000	BNP Paribas SA	6/2026	(6,400)
USD	1,188,145	NOK	10,995,000	BNP Paribas SA	6/2026	(960)
USD	795,485	NOK	7,330,000	Bank of America NA	6/2026	2,749
USD	663,474	NOK	6,139,579	Bank of America NA	6/2026	(520)
USD	1,642,286	NOK	15,252,091	Deutsche Bank AG	6/2026	(7,222)
USD	120,000	NZD	203,317	Barclays Bank PLC	6/2026	(1,757)
USD	10,668,327	NZD	18,103,373	BNP Paribas SA	6/2026	(173,235)
USD	298,832	NZD	504,000	BNP Paribas SA	6/2026	(2,998)
USD	194,394	NZD	332,000	Canadian Imperial Bank of Commerce	6/2026	(4,431)
USD	260,679	NZD	442,000	Citibank NA	6/2026	(4,021)
USD	720,896	NZD	1,224,000	JPMorgan Chase Bank NA	6/2026	(12,121)
USD	345,489	NZD	577,000	JPMorgan Chase Bank NA	6/2026	(59)
USD	12,526,832	NZD	21,182,373	Barclays Bank PLC	7/2026	(170,762)
USD	420,000	PEN	1,481,435	Citibank NA	6/2026	(13,875)
USD	420,000	PEN	1,455,235	Citibank NA	6/2026	(6,094)
USD	507,267	PEN	1,713,496	Bank of America NA	6/2026	5,680
USD	26,855,033	PEN	90,407,469	Goldman Sachs Bank USA	6/2026	390,298
USD	310,000	PEN	1,061,812	Bank of America NA	6/2026	(704)
USD	344,275	PEN	1,196,562	Citibank NA	6/2026	(5,859)
USD	658,872	PEN	2,258,374	Citibank NA	7/2026	(1,668)
USD	4,245,784	PEN	14,343,531	Bank of America NA	7/2026	52,392
USD	474,332	PEN	1,678,709	Citibank NA	7/2026	(16,055)
USD	932,068	PEN	3,204,451	Citibank NA	8/2026	(3,866)
USD	7,811,598	PEN	26,873,461	Citibank NA	9/2026	(18,131)
USD	251,137	PEN	866,498	Deutsche Bank AG	9/2026	(1,322)
USD	1,027,000	PEN	3,530,641	Morgan Stanley	9/2026	(1,672)
USD	1,201,427	PEN	4,109,600	Citibank NA	11/2026	8,648
USD	17,197,471	PEN	59,563,440	Citibank NA	12/2026	(90,345)
USD	464,263	PEN	1,610,621	Citibank NA	12/2026	(3,207)
USD	209,169	PEN	732,906	Citibank NA	12/2026	(3,552)
USD	1,252,214	PEN	4,236,617	Citibank NA	1/2027	22,570
USD	450,000	PHP	27,658,755	Citibank NA	6/2026	716
USD	390,000	PHP	23,523,670	BNP Paribas SA	6/2026	7,921
USD	240,000	PHP	14,781,888	JPMorgan Chase Bank NA	6/2026	(54)
USD	449,045	PHP	27,658,755	BNP Paribas SA	6/2026	(105)
USD	40,235	PHP	2,414,604	BNP Paribas SA	6/2026	1,024
USD	478,196	PHP	29,109,701	Bank of America NA	6/2026	5,484
USD	560,402	PHP	33,645,969	Bank of America NA	6/2026	14,026
USD	98,886	PHP	6,018,637	JPMorgan Chase Bank NA	6/2026	1,150
USD	330,000	PHP	20,357,040	Goldman Sachs Bank USA	6/2026	(539)
USD	190,000	PHP	11,708,180	JPMorgan Chase Bank NA	6/2026	(72)
USD	110,000	PLN	400,313	Goldman Sachs Bank USA	6/2026	(378)
USD	1,147,671	PLN	4,127,138	Bank of America NA	6/2026	9,717
USD	271,350	PLN	977,788	Barclays Bank PLC	6/2026	1,750
USD	110,040	PLN	400,000	Bank of America NA	6/2026	(247)
USD	150,331	PLN	550,000	Goldman Sachs Bank USA	6/2026	(1,313)
USD	297,731	PLN	1,087,000	Morgan Stanley	6/2026	(1,973)
USD	867,516	SEK	8,030,000	Citibank NA	6/2026	(2,181)
USD	1,013,887	SEK	9,360,000	BNP Paribas SA	6/2026	143
USD	873,069	SEK	8,220,000	Bank of America NA	6/2026	(17,206)
USD	882,184	SEK	8,110,000	Barclays Bank PLC	6/2026	3,823
USD	266,884	SEK	2,470,667	UBS AG	6/2026	(704)
USD	3,036,354	SEK	28,054,764	Citibank NA	7/2026	(6,881)
USD	20,312,989	SGD	25,799,831	BNP Paribas SA	6/2026	97,646
USD	236,625	SGD	300,559	Bank of America NA	6/2026	1,124
USD	1,239,852	SGD	1,569,000	Bank of America NA	6/2026	10,469
USD	781,093	SGD	994,000	Bank of America NA	6/2026	2,249
USD	531,482	SGD	677,476	Deutsche Bank AG	6/2026	649
USD	777,702	SGD	994,000	Goldman Sachs Bank USA	6/2026	(1,142)
USD	590,806	SGD	753,000	UBS AG	6/2026	796
USD	948,419	SGD	1,213,000	Wells Fargo Bank NA	6/2026	(2,021)
USD	13,639	SGD	17,418	Bank of America NA	7/2026	(38)
USD	752,052	SGD	959,033	Barclays Bank PLC	7/2026	(1,014)
USD	24,302,584	SGD	31,004,532	Wells Fargo Bank NA	7/2026	(43,262)
USD	283,024	THB	9,115,064	Goldman Sachs Bank USA	6/2026	2,766
USD	180,000	THB	5,774,247	JPMorgan Chase Bank NA	6/2026	2,417
USD	374,000	THB	12,199,985	Citibank NA	6/2026	(1,388)
USD	28	THB	884	Citibank NA	6/2026	0
USD	600,243	THB	19,564,680	Deutsche Bank AG	6/2026	(1,753)
USD	338,270	THB	11,025,539	Deutsche Bank AG	6/2026	(980)
USD	14,520	THB	464,469	Goldman Sachs Bank USA	6/2026	229
USD	588,280	THB	19,267,347	Goldman Sachs Bank USA	6/2026	(4,567)
USD	99,596	THB	3,265,354	Goldman Sachs Bank USA	6/2026	(877)
USD	399,976	THB	13,057,617	JPMorgan Chase Bank NA	6/2026	(1,801)
USD	150,000	THB	4,852,022	BNP Paribas SA	6/2026	693
USD	500,000	THB	16,252,000	BNP Paribas SA	6/2026	(273)
USD	336,000	THB	10,956,960	Bank of America NA	6/2026	(1,280)
USD	116,000	THB	3,785,386	BNP Paribas SA	6/2026	(590)
USD	460,000	THB	14,981,055	BNP Paribas SA	6/2026	(1,455)
USD	10,175	THB	331,755	BNP Paribas SA	9/2026	(110)
USD	596,430	THB	19,205,352	Citibank NA	9/2026	1,000
USD	160,240	THB	5,204,355	Goldman Sachs Bank USA	9/2026	(1,112)
USD	321,661	THB	10,359,524	Goldman Sachs Bank USA	9/2026	481
USD	266,657	THB	8,590,355	Goldman Sachs Bank USA	9/2026	327
USD	107,773	THB	3,501,976	JPMorgan Chase Bank NA	9/2026	(800)
USD	287,073	THB	9,246,621	JPMorgan Chase Bank NA	9/2026	397
USD	70,018	TRY	3,213,501	Barclays Bank PLC	6/2026	(5)
USD	135,322	TRY	6,297,760	Barclays Bank PLC	6/2026	(1,781)
USD	146,071	TRY	6,804,788	Barclays Bank PLC	6/2026	(1,934)
USD	343,102	TRY	15,996,440	Barclays Bank PLC	6/2026	(4,501)
USD	165,112	TRY	7,707,919	JPMorgan Chase Bank NA	6/2026	(1,917)
USD	236,006	TRY	11,079,898	Barclays Bank PLC	6/2026	(2,536)
USD	786,484	TWD	24,727,045	Bank of America NA	6/2026	(774)
USD	568,148	TWD	17,936,441	Citibank NA	6/2026	(3,089)
USD	18,825	TWD	599,168	Deutsche Bank AG	6/2026	(263)
USD	460,000	TWD	14,534,620	Goldman Sachs Bank USA	6/2026	(3,258)
USD	330,000	ZAR	5,387,937	BNP Paribas SA	6/2026	(2,281)
USD	394,996	ZAR	7,000,000	JPMorgan Chase Bank NA	6/2026	(36,170)
USD	8,917,128	ZAR	147,531,118	Barclays Bank PLC	6/2026	(164,849)
USD	22,704,351	ZAR	374,839,750	Citibank NA	6/2026	(370,685)
USD	331,327	ZAR	5,388,000	Morgan Stanley	6/2026	(357)
USD	364,746	ZAR	6,025,000	Morgan Stanley	6/2026	(6,151)
USD	371,119	ZAR	6,132,476	Wells Fargo Bank NA	6/2026	(6,394)
ZAR	5,388,000	USD	331,956	Morgan Stanley	6/2026	329
ZAR	6,119,000	USD	373,980	BNP Paribas SA	6/2026	2,704
ZAR	149,293	USD	9,078	Barclays Bank PLC	6/2026	112
ZAR	21,749,213	USD	1,310,000	BNP Paribas SA	8/2026	22,549
ZAR	11,931,695	USD	670,000	Citibank NA	8/2026	61,041

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(1,841,558)
Unrealized Appreciation						4,691,243
Unrealized Depreciation						(6,532,801)

Credit Default Swaps
Underlying Reference	Rating(2)	Maturity Date	Clearinghouse / Counterparty(4)	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(1)		Value ($)(2)	Upfront Premium Received/ (Paid) ($)(5)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
5Y CDX NA IG Series 45 Index		12/2030	ICE	(1%)	Quarterly		326,430,000	(671,905)	0	(671,905)

Sell Protection
SoftBank Group Corp 2.84% 12/14/2029	NR	6/2026	Goldman Sachs International	1%	Quarterly		100,000	235	25	260
Kingdom of Saudi Arabia 4.75% 1/16/2030	Aa3	6/2035	JPMorgan Chase Bank NA	1%	Quarterly		2,800,000	27,072	(21,098)	5,974
iTraxx Crossover Series 44 Index	NR	12/2030	JPMorgan Chase Bank NA	5%	Quarterly	EUR	11,430,000	2,609,674	(2,371,185)	238,489
iTraxx Crossover Series 44 Index	NR	12/2030	Bank of America NA	5%	Quarterly	EUR	3,220,000	735,184	(645,148)	90,036
Kingdom of Saudi Arabia 4.75% 1/16/2030	Aa3	12/2035	Barclays Bank PLC	1%	Quarterly		1,300,000	10,889	147	11,036
iTraxx Crossover Series 44 Index	NR	12/2030	BNP Paribas SA	5%	Quarterly	EUR	8,740,000	1,995,498	(1,801,636)	193,862
iTraxx Crossover Series 44 Index	NR	12/2030	Citibank NA	5%	Quarterly	EUR	4,831,400	1,103,095	(1,004,562)	98,533
Petroleos Mexicanos 6.625% 6/15/2035	B1	12/2026	Citibank NA	1%	Quarterly		100,000	180	412	592
iTraxx Crossover Series 44 Index	NR	12/2030	Goldman Sachs International	5%	Quarterly	EUR	400,000	91,327	(78,606)	12,721
CDX NA HY SERIES 46 5YR	NR	6/2031	ICE	5%	Quarterly		5,841,000	312,213	0	312,213

TOTAL SELL PROTECTION								6,885,367	(5,921,651)	963,716
TOTAL CREDIT DEFAULT SWAPS								6,213,462	(5,921,651)	291,811

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.
(2)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.
(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.
(4)Swaps with Intercontinental Exchange (ICE) are centrally cleared swaps.
(5)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(4)		Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
4.5%	Semi-Annual	6M BBSW(3)	Semi-Annual	LCH	9/2033	AUD	25,470,000	(572,618)	0	(572,618)
U.S. SOFR Index(3)	Annual	3.75%	Annual	CME	12/2029		104,600,000	1,201,126	0	1,201,126
U.S. SOFR Index(3)	Annual	3.5%	Annual	CME	12/2054		17,310,000	1,285,248	0	1,285,248
U.S. SOFR Index(3)	Annual	3.75%	Annual	CME	12/2034		61,510,000	1,335,500	0	1,335,500
U.S. SOFR Index(3)	Annual	3.75%	Annual	CME	12/2044		260,000	32,800	0	32,800
U.S. SOFR Index(3)	Annual	3.75%	Annual	CME	12/2026		11,690,000	132,582	0	132,582
3.481%	Annual	U.S. SOFR Index(3)	Annual	LCH	10/2034		900,000	(32,574)	0	(32,574)
3.465%	Annual	U.S. SOFR Index(3)	Annual	LCH	10/2034		200,000	(7,467)	0	(7,467)
3.515%	Annual	U.S. SOFR Index(3)	Annual	LCH	11/2034		1,600,000	(54,213)	0	(54,213)
3.865%	Annual	U.S. SOFR Index(3)	Annual	LCH	11/2034		2,000,000	(17,987)	0	(17,987)
U.S. SOFR Index(3)	Annual	3.25%	Annual	CME	3/2032		24,960,000	(509,061)	0	(509,061)
U.S. SOFR Index(3)	Annual	3%	Annual	CME	3/2027		11,680,000	(147,267)	0	(147,267)
U.S. SOFR Index(3)	Annual	3.25%	Annual	CME	3/2055		30,710,000	1,295,940	0	1,295,940
U.S. SOFR Index(3)	Annual	3.25%	Annual	CME	3/2035		19,940,000	(267,988)	0	(267,988)
6M EURIBOR(3)	Semi-Annual	2.4%	Annual	LCH	2/2035	EUR	400,000	17,227	0	17,227
U.S. SOFR Index(3)	Annual	3.75157%	Annual	CME	11/2048		7,030,000	149,826	0	149,826
U.S. SOFR Index(3)	Annual	4%	Annual	LCH	2/2035		650,000	(24)	0	(24)
U.S. SOFR Index(3)	Annual	3.89%	Annual	LCH	3/2035		350,000	2,846	0	2,846
U.S. SOFR Index(3)	Annual	3.9075%	Annual	LCH	3/2035		800,000	5,470	0	5,470
U.S. SOFR Index(3)	Annual	3.87%	Annual	LCH	3/2035		800,000	7,683	0	7,683
2.42%	Annual	6M EURIBOR(3)	Semi-Annual	LCH	3/2035	EUR	500,000	(20,732)	0	(20,732)
U.S. SOFR Index(3)	Annual	3.905%	Annual	LCH	3/2035		700,000	4,954	0	4,954
2.46%	Annual	6M EURIBOR(3)	Semi-Annual	LCH	3/2035	EUR	500,000	(19,252)	0	(19,252)
3.5%	Annual	U.S. SOFR Index(3)	Annual	LCH	9/2055		16,290,000	(687,165)	0	(687,165)
U.S. SOFR Index(3)	Annual	3.75%	Annual	LCH	9/2035		36,400,000	767,683	0	767,683
U.S. SOFR Index(3)	Annual	3.93%	Annual	LCH	3/2035		2,200,000	11,746	0	11,746
2.61%	Annual	6M EURIBOR(3)	Semi-Annual	LCH	3/2035	EUR	400,000	(10,746)	0	(10,746)
U.S. SOFR Index(3)	Annual	3.884%	Annual	LCH	3/2035		700,000	6,126	0	6,126
US CPI Urban Consumer NSA Index(3)	At Maturity	2.5025%	At Maturity	LCH	3/2030		14,780,000	181,324	0	181,324
US CPI Urban Consumer NSA Index(3)	At Maturity	2.515%	At Maturity	LCH	3/2030		20,100,000	230,979	0	230,979
2.52%	Annual	6M EURIBOR(3)	Semi-Annual	LCH	3/2035	EUR	400,000	(13,877)	0	(13,877)
6M EURIBOR(3)	Semi-Annual	2.4%	Annual	LCH	4/2030	EUR	1,800,000	25,133	0	25,133
6M EURIBOR(3)	Semi-Annual	2.51%	Annual	LCH	4/2035	EUR	300,000	10,843	0	10,843
6M EURIBOR(3)	Semi-Annual	2.55%	Annual	LCH	4/2035	EUR	300,000	9,842	0	9,842
6M EURIBOR(3)	Semi-Annual	2.35%	Annual	LCH	4/2030	EUR	900,000	14,148	0	14,148
6M EURIBOR(3)	Semi-Annual	2.45%	Annual	LCH	5/2035	EUR	200,000	8,465	0	8,465
3.75%	Annual	U.S. SOFR Index(3)	Annual	LCH	5/2035		2,500,000	(47,878)	0	(47,878)
4.5%	Semi-Annual	6M BBSW(3)	Semi-Annual	LCH	6/2035	AUD	12,800,000	(492,159)	0	(492,159)
13.32%	At Maturity	Brazil CETIP Interbank Deposit Overnight Rate(3)	At Maturity	CME	1/2029	BRL	2,200,000	(7,271)	0	(7,271)
13.9271%	At Maturity	Brazil CETIP Interbank Deposit Overnight Rate(3)	At Maturity	CME	1/2027	BRL	37,800,000	(57,157)	0	(57,157)
13.9255%	At Maturity	Brazil CETIP Interbank Deposit Overnight Rate(3)	At Maturity	CME	1/2027	BRL	4,000,000	(6,038)	0	(6,038)
13.2914%	At Maturity	Brazil CETIP Interbank Deposit Overnight Rate(3)	At Maturity	CME	1/2029	BRL	28,300,000	(96,627)	0	(96,627)
14.0087%	At Maturity	Brazil CETIP Interbank Deposit Overnight Rate(3)	At Maturity	CME	1/2027	BRL	7,800,000	(10,140)	0	(10,140)
4.04638%	Annual	U.S. SOFR Index(3)	Annual	LCH	11/2052		7,100,000	(274,888)	0	(274,888)
4.053542%	Annual	U.S. SOFR Index(3)	Annual	LCH	11/2052		7,390,000	(277,722)	0	(277,722)
U.S. SOFR Index(3)	Annual	3.75%	Annual	CME	9/2035		63,980,000	1,036,425	0	1,036,425
U.S. SOFR Index(3)	Annual	3.75%	Annual	CME	9/2032		16,920,000	491,004	0	491,004
3.75%	Annual	U.S. SOFR Index(3)	Annual	CME	9/2030		1,200,000	(14,865)	0	(14,865)
3.75%	Annual	SONIA(3)	Annual	LCH	9/2030	GBP	79,200,000	(1,055,948)	0	(1,055,948)
2.5%	Annual	6M EURIBOR(3)	Semi-Annual	LCH	3/2031	EUR	270,000	(4,409)	0	(4,409)
SONIA(3)	Annual	4.5%	Annual	LCH	9/2055	GBP	4,800,000	86,837	0	86,837
4%	Annual	SONIA(3)	Annual	LCH	9/2035	GBP	9,500,000	(59,033)	0	(59,033)
13.245%	At Maturity	Brazil CETIP Interbank Deposit Rate(3)	At Maturity	CME	1/2029	BRL	88,000,000	(271,457)	0	(271,457)
U.S. SOFR Index(3)	Annual	3.75%	Annual	CME	12/2032		14,100,000	514,605	0	514,605
U.S. SOFR Index(3)	Annual	3.75%	Annual	CME	12/2030		47,290,000	1,169,749	0	1,169,749
3.5%	Annual	U.S. SOFR Index(3)	Annual	CME	12/2027		145,590,000	(1,461,166)	0	(1,461,166)
3.75%	Annual	U.S. SOFR Index(3)	Annual	CME	12/2035		13,290,000	(378,754)	0	(378,754)
3.75%	Annual	U.S. SOFR Index(3)	Annual	CME	12/2055		1,540,000	(67,833)	0	(67,833)
3.15%	At Maturity	U.S. SOFR Index(3)	At Maturity	LCH	8/2028		420,300,000	(135,550)	0	(135,550)
4.11%	Annual	U.S. SOFR Index(3)	Annual	LCH	8/2057		23,030,000	441,764	0	441,764
US CPI Urban Consumer NSA Index(3)	At Maturity	2.48%	At Maturity	LCH	10/2035		10,000,000	94,763	0	94,763
US CPI Urban Consumer NSA Index(3)	At Maturity	2.42375%	At Maturity	LCH	10/2055		6,800,000	10,797	0	10,797
US CPI Urban Consumer NSA Index(3)	At Maturity	2.4825%	At Maturity	LCH	11/2033		17,200,000	197,701	0	197,701
2.5%	Annual	TONAR(3)	Annual	LCH	12/2055	JPY	1,760,000,000	(634,108)	0	(634,108)
6M WIBID(3)	Semi-Annual	4.685%	Annual	CME	12/2035	PLN	800,000	1,401	0	1,401
4.485%	Semi-Annual	6M PRIBOR(3)	Semi-Annual	CME	12/2035	CZK	4,400,000	(386)	0	(386)
6M WIBID(3)	Semi-Annual	4.7225%	Annual	CME	12/2035	PLN	5,100,000	5,735	0	5,735
4.5225%	Annual	6M PRIBOR(3)	Semi-Annual	CME	12/2035	CZK	28,380,000	742	0	742
U.S. SOFR Index(3)	Annual	3.64%	Annual	LCH	8/2035		30,100,000	601,960	0	601,960
12.975%	At Maturity	Brazil CETIP Interbank Deposit Rate(3)	At Maturity	CME	1/2029	BRL	81,800,000	(289,300)	0	(289,300)
4.53%	Semi-Annual	6M PRIBOR(3)	Semi-Annual	CME	12/2035	CZK	2,200,000	(38)	0	(38)
6M WIBID(3)	Semi-Annual	4.73%	Annual	CME	12/2035	PLN	400,000	560	0	560
U.S. SOFR Index(3)	Annual	4%	Annual	CME	3/2036		13,900,000	283,824	0	283,824
3.75%	Annual	U.S. SOFR Index(3)	Annual	CME	3/2031		25,600,000	(490,190)	0	(490,190)
U.S. SOFR Index(3)	Annual	3.22%	Annual	LCH	12/2027		143,900,000	1,287,389	0	1,287,389
U.S. SOFR Index(3)	Annual	4.01%	Annual	LCH	11/2053		3,700,000	64,364	0	64,364
4%	Annual	U.S. SOFR Index(3)	Annual	CME	3/2056		3,550,000	(18,810)	0	(18,810)
12.81%	At Maturity	Brazil CETIP Interbank Deposit Rate(3)	At Maturity	CME	1/2029	BRL	53,200,000	(207,937)	0	(207,937)
12.985%	At Maturity	Brazil CETIP Interbank Deposit Rate(3)	At Maturity	CME	1/2031	BRL	39,800,000	(156,588)	0	(156,588)
6M EURIBOR(3)	Semi-Annual	3%	Annual	LCH	9/2056	EUR	43,460,000	302,132	0	302,132
2.75%	Annual	6M EURIBOR(3)	Semi-Annual	LCH	9/2036	EUR	91,830,000	307,234	0	307,234
2.5%	Annual	6M EURIBOR(3)	Semi-Annual	LCH	9/2031	EUR	100,000	(1,368)	0	(1,368)
U.S. SOFR Index(3)	Annual	3.775%	Annual	LCH	3/2036		2,600,000	54,894	0	54,894
5.2%	Annual	6M WIBID(3)	Semi-Annual	CME	3/2036	PLN	210,000	588	0	588
6M PRIBOR(3)	Semi-Annual	4.7%	Annual	CME	3/2036	CZK	1,000,000	(236)	0	(236)
U.S. SOFR Index(3)	Annual	3.75%	Annual	CME	6/2036		4,329,000	37,666	0	37,666
U.S. SOFR Index(3)	Annual	3.5%	Annual	CME	6/2033		2,790,000	27,749	0	27,749
3.742%	Annual	U.S. SOFR Index(3)	Annual	LCH	3/2033		18,300,000	(205,450)	0	(205,450)
5.23%	Annual	6M WIBID(3)	Semi-Annual	CME	4/2036	PLN	200,000	605	0	605
3.75%	Annual	U.S. SOFR Index(3)	Annual	LCH	6/2036		5,170,000	(76,268)	0	(76,268)
6M PRIBOR(3)	Semi-Annual	4.72%	Annual	CME	4/2036	CZK	1,000,000	(265)	0	(265)
3.646%	Annual	U.S. SOFR Index(3)	Annual	LCH	4/2033		9,900,000	(169,995)	0	(169,995)
3.96%	Annual	U.S. SOFR Index(3)	Annual	LCH	5/2036		2,700,000	(18,525)	0	(18,525)
4.002%	Annual	U.S. SOFR Index(3)	Annual	LCH	5/2036		3,100,000	(10,717)	0	(10,717)
TOTAL INTEREST RATE SWAPS								4,397,932	0	4,397,932

(1)Swaps with CME Group (CME) and LCH Clearnet Group (LCH) are centrally cleared swaps.
(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
(3)Represents floating rate.
(4)Notional amount is stated in U.S. Dollars unless otherwise noted.
Total Return Swaps
Underlying Reference	Pay/ Receive Reference	Reference Payment Frequency	Financing Rate	Financing Frequency	Counterparty	Maturity Date	Notional Amount	Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
S&P 500 Index	Receives	Monthly	U.S. SOFR Index plus 47 basis points	Monthly	Royal Bank of Canada	10/2026	4,376,089	217,195	0	217,195
S&P 500 Index	Receives	Monthly	U.S. SOFR Index plus 55 basis points	Monthly	Wells Fargo Bank NA	11/2026	507,671,424	9,746,244	0	9,746,244
TOTAL RETURN SWAPS								9,963,439	0	9,963,439

Currency Abbreviations
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNY	-	Chinese (Peoples Rep) Yuan
COP	-	Colombian Peso
CZK	-	Czech Koruna
EUR	-	European Monetary Unit (Euro)
GBP	-	British Pound Sterling
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	Korean Won
KZT	-	Kazakhstan Tenge
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian New Sol
PHP	-	Philippines
PLN	-	Polish Zloty
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	New Turkish Lira
TWD	-	Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

(c)	Affiliated fund.
(d)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $110,207,250.
(e)	Security or a portion of the security is on loan at period end.
(f)	Non-income producing.
(g)	Level 3 security.
(h)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $62,850,162 or 0.1% of net assets.

(i)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $341,874,280 or 0.3% of net assets.

(j)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(k)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(l)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(m)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(n)	Zero coupon bond which is issued at a discount.
(o)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(p)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $3,579,149.

(q)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $2,010,575.
(r)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $3,152,551.
(s)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $43,552,219.
(t)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(u)	Investment made with cash collateral received from securities on loan.
(v)	The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	40,571,773	428,206,583	429,939,110	1,277,765	708	-	38,839,954	38,832,188	0.1%
Fidelity Securities Lending Cash Central Fund	995,132,029	6,028,216,919	6,121,593,176	2,451,182	(16,505)	-	901,739,267	901,649,102	2.6%
Total	1,035,703,802	6,456,423,502	6,551,532,286	3,728,947	(15,797)	-	940,579,221

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Advisor Blue Chip Growth Fund - Class Z	104,966,204	1,028,801,823	-	2,434,924	-	235,575,929	1,369,343,956	4,398,509
Fidelity Advisor Small Cap Growth Fund - Class Z	556,977,809	39,768,788	-	39,768,787	-	190,563,144	787,309,741	18,696,503
Fidelity Extended Market Index Fund	2,328,152,049	11,055,117	1,315,910,818	11,055,116	219,613,047	292,369,318	1,535,278,713	13,452,017
Fidelity Growth Company Fund	3,448,208,019	209,538,164	-	209,538,165	-	1,772,880,365	5,430,626,548	92,499,175
Fidelity Mid Cap Index Fund	3,035,349	36,276	-	36,276	-	643,207	3,714,832	89,948
Fidelity SAI Inflation-Focused Fund	1,185	87	-	87	-	598	1,870	15
Fidelity SAI Real Estate Index Fund	2,275,090	70,090	-	70,090	-	179,085	2,524,265	458,957
Fidelity SAI Small-Mid Cap Momentum Index Fund	-	687,293,292	-	-	-	155,081,113	842,374,405	142,533,740
Fidelity SAI U.S. Large Cap Index Fund	1,436,782,664	2,171,683,918	2,521,978,564	6,412,398	119,792,615	203,570,063	1,409,850,696	46,529,726
Fidelity SAI U.S. Low Volatility Index Fund	356,160,722	178,775,543	-	23,034,227	-	38,993,567	573,929,832	23,706,313
Fidelity SAI U.S. Momentum Index Fund	434,556,084	1,371,768,941	414,070,686	27,921,995	74,060,782	333,755,341	1,800,070,462	76,501,082
Fidelity SAI U.S. Quality Index Fund	2,777,181,933	278,112,226	251,385,506	117,754,370	23,232,887	461,762,989	3,288,904,529	129,230,040
	11,448,297,108	5,976,904,265	4,503,345,574	438,026,435	436,699,331	3,685,374,719	17,043,929,849

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	286,612,187	-	285,663,899	948,288

Collateralized Mortgage Obligations	188,055,852	-	188,055,852	-

Commercial Mortgage Securities	2,664,608	-	2,664,608	-

Common Stocks
Communication Services	7,655,246,732	7,650,428,810	4,817,922	-
Consumer Discretionary	7,990,459,334	7,990,459,334	-	-
Consumer Staples	3,252,447,094	3,252,447,094	-	-
Energy	2,868,926,696	2,868,926,696	-	-
Financials	10,135,355,656	10,132,711,828	2,479,280	164,548
Health Care	7,278,103,387	7,274,886,654	3,194,536	22,197
Industrials	7,777,646,981	7,777,646,981	-	-
Information Technology	26,632,074,497	26,615,931,325	16,143,171	1
Materials	1,603,968,124	1,603,968,124	-	-
Real Estate	1,103,069,637	1,103,069,637	-	-
Utilities	1,611,336,703	1,611,336,703	-	-

Domestic Equity Funds	19,098,814,967	19,098,814,967	-	-

Foreign Government and Government Agency Obligations	108,489,161	-	108,489,161	-

Non-Convertible Corporate Bonds
Communication Services	9,092,465	-	9,092,465	-
Consumer Discretionary	2,405,869	-	2,405,869	-
Consumer Staples	3,474,500	-	3,474,500	-
Energy	5,267,901	-	5,267,901	-
Financials	70,728,779	-	70,514,104	214,675
Health Care	3,014,499	-	3,014,499	-
Industrials	6,056,407	-	6,056,407	-
Information Technology	5,360,790	-	5,360,790	-
Utilities	6,155,277	-	6,155,277	-

Repurchase Agreements	487,600,000	-	487,600,000	-

U.S. Government Agency - Mortgage Securities	1,471,752,071	-	1,471,752,071	-

Commercial Paper	172,365,273	-	172,365,273	-

U.S. Treasury Obligations	104,953,664	-	104,953,664	-

Money Market Funds	1,528,615,625	1,528,615,625	-	-

Purchased Options	955,573	177,095	778,478	-

Purchased Swaptions	22,202,192	-	22,202,192	-
Total Investments in Securities:	101,493,272,501	98,509,420,873	2,982,501,919	1,349,709
Derivative Instruments:

Assets
Futures Contracts	53,506,175	53,506,175	-	-
Forward Foreign Currency Contracts	4,691,243	-	4,691,243	-
Swaps	30,606,785	-	30,606,785	-
Total Assets	88,804,203	53,506,175	35,298,028	-

Liabilities
Futures Contracts	(1,111,847)	(1,111,847)	-	-
Forward Foreign Currency Contracts	(6,532,801)	-	(6,532,801)	-
Swaps	(10,031,952)	-	(10,031,952)	-
Written Swaptions	(1,251,106)	-	(1,251,106)	-
Written Options	(1,824,971)	(1,173,200)	(651,771)	-
Total Liabilities	(20,752,677)	(2,285,047)	(18,467,630)	-
Total Derivative Instruments:	68,051,526	51,221,128	16,830,398	-
Other Financial Instruments:

TBA Sale Commitments	(828,526,264)	-	(828,526,264)	-
Total Other Financial Instruments:	(828,526,264)	-	(828,526,264)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of May 31, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Credit Risk
Purchased Swaptions (a)	3,784	-
Swaps (b)(c)	6,885,367	(671,905)
Written Swaptions (d)	-	(307,424)
Total Credit Risk	6,889,151	(979,329)
Equity Risk
Futures Contracts (e)	49,375,133	-
Purchased Options (a)	177,095	-
Swaps (c)	9,963,439	-
Written Options (d)	-	(1,173,200)
Total Equity Risk	59,515,667	(1,173,200)
Foreign Exchange Risk
Forward Foreign Currency Contracts (f)	4,691,243	(6,532,801)
Purchased Options (a)	778,478	-
Written Options (d)	-	(579,015)
Total Foreign Exchange Risk	5,469,721	(7,111,816)
Interest Rate Risk
Futures Contracts (e)	4,131,042	(1,111,847)
Purchased Swaptions (a)	22,198,408	-
Swaps (b)	13,042,415	(9,360,047)
Written Options (d)	-	(72,756)
Written Swaptions (d)	-	(943,682)
Total Interest Rate Risk	39,371,865	(11,488,332)
Other Risk
Swaps (b)	715,564	-
Total Other Risk	715,564	-
Total Value of Derivatives	111,961,968	(20,752,677)

(a)Gross value is included in the Statement of Assets and Liabilities in the investments in securities, at value line-item.
(b)For centrally cleared swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared swaps is included in receivable or payable for daily variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in Total accumulated earnings (loss).
(c)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-item(s).
(d)Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.
(e)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
(f)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-item(s).
Financial Statements
Statement of Assets and Liabilities
As of May 31, 2026
Assets
Investment in securities, at value (including securities loaned of $1,141,066,098 and repurchase agreements of $487,600,000) - See accompanying schedule:
Unaffiliated issuers (cost $38,373,880,787)	$83,508,763,431
Fidelity Central Funds (cost $940,579,221)	940,579,221
Other affiliated issuers (cost $10,375,322,062)	17,043,929,849

Total Investment in Securities (cost $49,689,782,070)		$101,493,272,501
Segregated cash with brokers for derivative instruments		44,438,786
Cash		1,997,837
Foreign currency held at value (cost $5,437,886)		5,448,349
Receivable for investments sold		190,893,761
Receivable for TBA sale commitments		826,035,887
Unrealized appreciation on forward foreign currency contracts		4,691,243
Receivable for fund shares sold		44,019,849
Dividends receivable		69,440,666
Interest receivable		4,498,579
Distributions receivable from Fidelity Central Funds		292,526
Receivable for variation margin on futures contracts		3,041,439
Receivable for daily variation margin on centrally cleared swaps		373,417
Bi-lateral OTC swaps, at value		16,536,593
Prepaid expenses		144,150
Other receivables		1,211,503
Total assets		102,706,337,086
Liabilities
Segregated cash from brokers for derivative instruments	$13,390,000
Payable for investments purchased
Regular delivery	488,052,317
Delayed delivery	1,448,588,006
TBA sale commitments, at value	828,526,264
Unrealized depreciation on forward foreign currency contracts	6,532,801
Payable for fund shares redeemed	68,499,700
Accrued management fee	12,963,023
Payable for variation margin on futures contracts	2,313
Written options, at value (premium received $6,146,470)	3,076,077
Segregated cash from brokers for mortgage/asset-backed securities	650,000
Other payables and accrued expenses	5,198,126
Collateral on securities loaned	901,755,771
Total liabilities		3,777,234,398
Net Assets		$98,929,102,688
Net Assets consist of:
Paid in capital		$44,393,558,828
Total accumulated earnings (loss)		54,535,543,860
Net Assets		$98,929,102,688
Net Asset Value, offering price and redemption price per share ($98,929,102,688 ÷ 7,932,655,704 shares)		$12.47
Statement of Operations
Year ended May 31, 2026
Investment Income
Dividends:
Unaffiliated issuers		$877,276,724
Affiliated issuers		60,712,856
Interest		56,460,686
Income from Fidelity Central Funds (including $2,451,182 from security lending)		3,728,947
Security lending		64,263
Total income		998,243,476
Expenses
Management fee	$363,416,799
Custodian fees and expenses	1,202,086
Independent trustees' fees and expenses	352,949
Registration fees	4,166,064
Audit fees	112,516
Legal	119,712
Miscellaneous	457,817
Total expenses before reductions	369,827,943
Expense reductions	(222,104,469)
Total expenses after reductions		147,723,474
Net Investment income (loss)		850,520,002
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	4,138,687,802
Fidelity Central Funds	(15,797)
Other affiliated issuers	436,699,331
Forward foreign currency contracts	(12,691,237)
Foreign currency transactions	873,071
Futures contracts	111,072,731
Swaps	168,654,983
Written options	49,600,249
Capital gain distributions from underlying funds:
Affiliated issuers	377,313,579
Total net realized gain (loss)		5,270,194,712
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	12,969,650,834
Affiliated issuers	3,685,374,719
Forward foreign currency contracts	1,490,583
Assets and liabilities in foreign currencies	102,003
Futures contracts	24,690,563
Swaps	(28,392,839)
Written options	1,053,412
TBA sale commitments	(2,390,174)
Total change in net unrealized appreciation (depreciation)		16,651,579,101
Net gain (loss)		21,921,773,813
Net increase (decrease) in net assets resulting from operations		$22,772,293,815
Statement of Changes in Net Assets

	Year ended May 31, 2026	Year ended May 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$850,520,002	$807,899,049
Net realized gain (loss)	5,270,194,712	5,018,970,501
Change in net unrealized appreciation (depreciation)	16,651,579,101	2,267,959,645
Net increase (decrease) in net assets resulting from operations	22,772,293,815	8,094,829,195
Distributions to shareholders	(5,970,837,877)	(4,957,907,284)

Share transactions
Proceeds from sales of shares	16,965,852,096	16,441,644,496
Net asset value of shares issued in exchange for the net assets of the Acquired Fund(s) (see Reorganization Information note)	-	10,121,024,443
Reinvestment of distributions	5,795,409,819	4,786,097,906
Cost of shares redeemed	(16,924,087,948)	(21,517,421,941)

Net increase (decrease) in net assets resulting from share transactions	5,837,173,967	9,831,344,904
Total increase (decrease) in net assets	22,638,629,905	12,968,266,815

Net Assets
Beginning of period	76,290,472,783	63,322,205,968
End of period	$98,929,102,688	$76,290,472,783

Other Information
Shares
Sold	1,510,681,644	1,611,865,628
Issued in exchange for the shares of the Acquired Fund(s) (see Reorganization Information note)	-	1,022,328,897
Issued in reinvestment of distributions	535,451,130	480,186,637
Redeemed	(1,499,110,533)	(2,102,733,832)
Net increase (decrease)	547,022,241	1,011,647,330

Financial Highlights
Strategic Advisers® U.S. Total Stock Fund

Years ended May 31,	2026	2025 A	2024 A	2023 A	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$10.33	$9.93	$7.98	$8.12	$9.14
Income from Investment Operations
Net investment income (loss) B,C	.11	.11	.11	.11	.11
Net realized and unrealized gain (loss)	2.83	1.04	2.23	.15	(.25)
Total from investment operations	2.94	1.15	2.34	.26	(.14)
Distributions from net investment income	(.12)	(.11)	(.11)	(.11)	(.11)
Distributions from net realized gain	(.68)	(.64)	(.28)	(.29)	(.77)
Total distributions	(.80)	(.75)	(.39)	(.40)	(.88)
Net asset value, end of period	$12.47	$10.33	$9.93	$7.98	$8.12
Total Return D,E	29.84%	11.97%	30.24%	3.57%	(2.43)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.43%	.43%	.43%	.43%	.43%
Expenses net of fee waivers, if any	.17%	.17%	.18%	.18%	.18%
Expenses net of all reductions, if any	.17%	.17%	.18%	.18%	.18%
Net investment income (loss)	.98%	1.09%	1.23%	1.44%	1.21%
Supplemental Data
Net assets, end of period (000 omitted)	$98,929,103	$76,290,473	$63,322,206	$50,431,026	$55,747,821
Portfolio turnover rate H	77%	74% I	61%	67%	59%

APer share amounts have been adjusted to reflect the impact of the change in capital structure associated with the reorganization that occurred on August 16, 2024. All financial information prior to the reorganization is that of the Strategic Advisers Large Cap Fund.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns are that of the Predecessor Fund for all periods prior to the reorganization that occurred on August 16, 2024.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IThe portfolio turnover rate does not include the assets acquired in the reorganization.
Notes to Financial Statements

For the period ended May 31, 2026

1. Organization.
Strategic Advisers U.S. Total Stock Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to certain managed account clients of Strategic Advisers LLC (Strategic Advisers), an affiliate of Fidelity Management & Research Company LLC (FMR).

Effective August 16, 2024, Strategic Advisers Large Cap Fund (Predecessor Fund) and Strategic Advisers Small-Mid Cap Fund (Acquired Fund) were reorganized into the Fund.
2. Prior Fiscal Year Reorganization Information.
On August 16, 2024 the Predecessor Fund and Acquired Fund reorganized into a newly created Strategic Advisers U.S. Total Stock Fund pursuant to an Agreement and Plan of Reorganization (the Agreement) approved by its Board of Trustees. Per the Agreement, shareholders of the Predecessor Fund and the Acquired Fund received the Fund shares equal in value to the shares of the Predecessor Fund and Acquired Fund, respectively, they owned on the day the reorganization was effective. The securities held by the Acquired and Predecessor Funds were the primary assets acquired by the Fund. The reorganization provides shareholders of the Acquired Fund and the Predecessor Fund access to a larger portfolio with a similar investment objective and lower projected expenses. The Predecessor Fund was the accounting survivor after the reorganization. As such, performance and financial history prior to the reorganization is that of the Predecessor Fund. Historical share transactions and per share information for the Predecessor Fund was retroactively adjusted to reflect the change in capital structure due to the reorganization.

For financial reporting purposes, the assets and liabilities of the Predecessor Fund and the Acquired Fund and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Predecessor Fund and the Acquired Fund were carried forward and will be utilized for purposes of the Fund's ongoing reporting of realized and unrealized gains and losses to more closely align subsequent reporting of realized gains with amounts distributable to shareholders for tax purposes. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. Costs incurred in connection with the reorganization were paid by the Predecessor Fund.

Predecessor and Acquired Funds	Investments ($)	Unrealized appreciation (depreciation) ($)	Net Assets ($)	Shares Exchanged	Shares Exchanged Ratio

Strategic Advisers Large Cap Fund A	65,755,575,732	34,126,932,117	65,820,837,914	6,648,568,417	1.3286464646
Strategic Advisers Small-Mid Cap Fund	10,119,202,405	1,239,000,726	10,121,024,443	1,022,328,897	1.4731919192

A Predecessor Fund/Accounting Survivor

Legal Acquiring Fund	Net Assets ($)	Total net assets after the acquisition ($)
Strategic Advisers U.S. Total Stock Fund	495,100	75,942,357,457

Pro forma results of operations of the combined entity for the entire period ended May 31, 2025, as though each acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$845,556,955
Total net realized gain (loss)	5,808,782,774
Total change in net unrealized appreciation (depreciation)	1,646,524,012
Net increase (decrease) in net assets resulting from operations	$8,300,863,741

Because the combined investment portfolios have been managed as a single portfolio since each acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that has been included in the Fund's Statement of Operations since August 16, 2024.
3. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
4. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, U.S. government and government agency obligations and commercial paper are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. Independent prices obtained from a single source or broker are evaluated by management and may be categorized as Level 3 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in dividends. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of May 31, 2026, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the underlying funds or exchange-traded funds (ETFs), swaps, futures and options transactions, foreign currency transactions, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales and offsetting positions.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$52,699,066,589
Gross unrealized depreciation	(1,438,250,775)
Net unrealized appreciation (depreciation)	$51,260,815,814
Tax Cost	$50,226,338,966

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$635,721,903
Undistributed long-term capital gain	$2,638,728,108
Net unrealized appreciation (depreciation) on securities and other investments	$51,261,093,849

The tax character of distributions paid was as follows:

	May 31, 2026	August 16, 2024 to May 31, 2025
Ordinary Income	$1,284,065,555	$641,108,748
Long-term Capital Gains	4,686,772,322	910,665,857
Total	$5,970,837,877	$1,551,774,605

The tax character of distributions paid by the Predecessor Fund was as follows:

June 1, 2024 to August 15, 2024
Ordinary Income	$716,331,525
Long-term Capital Gains	2,689,801,154
Total	$3,406,132,679

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, funds and other registered investment companies having management contracts with Fidelity Management and Research Company LLC, or its affiliates are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The collateral balance is monitored on a daily basis to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
5. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, forward foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.
Other Risk	Other risk includes inflation risk, which relates to the fluctuations in the value of interest-bearing securities due to changes in inflation rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, options and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. For OTC written options with upfront premiums received, a fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Strategic Advisers U.S. Total Stock Fund
Credit Risk
Purchased Options	(481,596)	(139,875)
Written Options	1,000,615	(3,821)
Swaps	1,421,545	(897,596)
Total Credit Risk	1,940,564	(1,041,292)
Equity Risk
Futures Contracts	118,972,846	21,795,160
Purchased Options	(9,174,620)	(77,529)
Written Options	46,478,788	1,748,215
Swaps	166,395,119	(29,429,060)
Total Equity Risk	322,672,133	(5,963,214)
Foreign Exchange Risk
Purchased Options	(28,497)	378,685
Written Options	176,120	(267,299)
Forward Foreign Currency Contracts	(12,691,237)	1,490,583
Total Foreign Exchange Risk	(12,543,614)	1,601,969
Interest Rate Risk
Futures Contracts	(7,900,115)	2,895,403
Purchased Options	(1,081,066)	(2,940,529)
Written Options	1,944,726	(423,683)
Swaps	836,041	1,261,566
Total Interest Rate Risk	(6,200,414)	792,757
Other Risk
Swaps	2,278	672,251
Total Other Risk	2,278	672,251
Totals	305,870,947	(3,937,529)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market, bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily. Subsequent payments from or to a fund are made or as needed depending on the fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to fluctuations in interest rates and potential credit events. Exchange-traded and/or OTC options were used to manage exposure to the market and certain foreign currencies.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Inflation Indexed Swaps. Inflation indexed swaps are agreements between counterparties to exchange cash flows, one based on the rate of inflation based on the Consumer Price Index (CPI), and the other on a fixed or floating rate. A fund enters into inflation indexed swaps to manage its exposure to inflation.

Total Return Swaps. Total return swaps are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual asset or a basket of assets (i.e., an index), and the other on a fixed or floating rate. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting payment obligation, a fund will receive a payment from or make a payment to the counterparty at the specified payment frequency. A fund enters into total return swaps to manage its market exposure.
6. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Strategic Advisers U.S. Total Stock Fund	67,546,241,336	66,019,869,839
7. Fees and Other Transactions with Affiliates.
Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month to the aggregate of the fee rates, payable monthly by the investment adviser, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .65% of the Fund's average net assets. For the reporting period, the total annual management fee rate was .42% of the Fund's average net assets.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Sub-Advisers. AllianceBernstein, L.P. (AB), Arrowstreet Capital, Limited Partnership, BlackRock Investment Management, LLC, Brandywine Global Investment Management, LLC, D.E. Shaw Investment Management LLC, FIAM LLC (an affiliate of the investment adviser), Geode Capital Management, LLC, GW&K Investment Management, LLC, J.P. Morgan Investment Management, Inc., Loomis Sayles & Company, L.P., LSV Asset Management, Neuberger Berman Investment Management, LLC, Pacific Investment Management Company LLC, PineBridge Investments LLC, Portolan Capital Management, LLC, Principal Global Investors, LLC, River Road Asset Management LLC, T. Rowe Price Associates, Inc., Wellington Management Company LLP and William Blair Investment Management, LLC (assets managed through March 30, 2026) each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid as described in the Management Fee note.

Fidelity Diversifying Solutions LLC (an affiliate of the investment adviser) and FIL Investment Advisors (FIL) have been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, these sub-advisers have not been allocated any portion of the Fund's assets. These sub-advisers in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Effective after the close of business on June 17, 2026, Principal Global Investors, LLC did not provide investment advisory services for any portion of the Fund's assets.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Strategic Advisers U.S. Total Stock Fund	$985,497

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Strategic Advisers U.S. Total Stock Fund	36,358

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Strategic Advisers U.S. Total Stock Fund	93,795,142	122,161,422	9,874,201

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Strategic Advisers U.S. Total Stock Fund	481,645
8. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Strategic Advisers U.S. Total Stock Fund	101,008
9. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

Total Security Lending Fees Paid to NFS ($)
Strategic Advisers U.S. Total Stock Fund	264,051

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Strategic Advisers U.S. Total Stock Fund	270,926,755
10. Expense Reductions.
The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2028. During the period, this waiver reduced the Fund's management fee by $217,513,837. Expense reductions also include certain voluntary fee discount arrangements, which are currently in effect for the Fund. During the period, these voluntary arrangements amounted to $4,365,997.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $224,635.
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	Strategic Advisers U.S Total Stock Fund
Fidelity SAI U.S. Quality Index Fund	11%
Fidelity SAI U.S. Momentum Index Fund	30%
Fidelity SAI Small-Mid Cap Momentum Index Fund	19%
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Rutland Square Trust II and Shareholders of Strategic Advisers U.S. Total Stock Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Strategic Advisers U.S. Total Stock Fund (one of the funds constituting Fidelity Rutland Square Trust II, referred to hereafter as the "Fund") as of May 31, 2026, the related statement of operations for the year ended May 31, 2026, the statement of changes in net assets for each of the two years in the period ended May 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2026 and the financial highlights for each of the five years in the period ended May 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2026 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
July 16, 2026
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended May 31, 2026, $4,262,778,961, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates $49,213,333 of distributions paid during the fiscal year ended 2026 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 82%, and 45% of the dividends distributed in July and December, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 84.84%, and 49.35% of the dividends distributed in July and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 2.70%, and 2.61% of the dividends distributed in July and December, respectively during the fiscal year as a section 199A dividend.

The fund will notify shareholders in the first quarter of 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Amended Sub-Advisory Agreement
Strategic Advisers U.S. Total Stock Fund
In March 2026, the Board of Trustees, including the Independent Trustees (together, the Board) voted to approve (i) an amendment to the existing sub-advisory agreement among Strategic Advisers LLC (Strategic Advisers), FIAM LLC (FIAM), and Fidelity Rutland Square Trust II (Trust) on behalf of the fund to add a new investment mandate (Amended FIAM Agreement), and (ii) an amendment to the fee schedule in the existing sub-advisory agreement among Strategic Advisers, Brandywine Global Investment Management, LLC (Brandywine, and, together with FIAM, the Sub-Advisers), and the Trust on behalf of the fund to amend the existing fee schedule (Amended Brandywine Agreement, and, together with the Amended FIAM Agreement, the Amended Agreements). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.
In considering whether to approve the Amended Agreements, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Amended Agreements is in the best interests of the fund and its shareholders and does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. The Board's decision to approve the Amended Agreements was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.
Nature, Extent, and Quality of Services Provided.  With respect to the new FIAM mandate, the Board considered the backgrounds of the investment personnel that will provide services to the fund, the fund's investment objective, strategies and related investment philosophy, the current sub-adviser line-up, and the structure of the investment personnel compensation programs and whether such structure provides appropriate incentives to act in the best interests of the fund.
With respect to the Amended Brandywine Agreement, the Board also considered that it reviewed this information regarding the Brandywine in connection with its annual renewal of the fund's management contract, sub-advisory agreements and sub-subadvisory agreements at its September 2025 meeting.
With respect to the new FIAM mandate, the Board noted its familiarity with the nature, extent and quality of services provided by FIAM to the fund with different investment mandates, and that many of the same support staff, including compliance personnel, that currently provide services to the fund will also provide services to the fund for the new FIAM mandate. The Board also took into consideration additional information regarding the investment mandate provided by Strategic Advisers and FIAM.
Resources Dedicated to Investment Management and Support Services.  With respect to the new FIAM mandate, the Board reviewed the general qualifications and capabilities of FIAM's investment staff, use of technology, and approach to managing and compensating investment personnel. The Board noted that FIAM's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in its deliberations, the Board considered FIAM's trading capabilities and resources and compliance infrastructure, which are integral parts of the investment management process, and its investment in business continuity planning.
With respect to the updated Brandywine fee schedule, the Board noted that it had approved the existing sub-advisory agreement with Brandywine at its September 2025 meeting and that the Amended Brandywine Agreement will not result in any changes to: (i) the nature, extent and quality of the services provided; (ii) the fund's investment processes or strategies; or (iii) the persons primarily responsible for the day-to-day management of the fund.
Shareholder and Administrative Services.  With respect to the new FIAM mandate, the Board considered (i) the nature, extent, quality, and cost of advisory services to be performed by FIAM under the Amended FIAM Agreement; and (ii) the resources to be devoted to the fund's compliance policies and procedures.
Investment Performance.  With respect to the new FIAM mandate, the Board considered the historical investment performance of FIAM and its portfolio managers in managing accounts under a similar investment mandate. With respect to the updated Brandywine fee schedule, the Board did not consider performance to be a material factor in its decision to approve the Amended Brandywine Agreement because the approval of the Amended Brandywine Agreement will not result in any changes to: (i) the fund's investment processes or strategies; or (ii) the persons primarily responsible for the day-to-day management of the fund.
Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under each Amended Agreement should benefit or continue to benefit the fund's shareholders.
Competitiveness of Management Fee and Total Fund Expenses.  With respect to the new FIAM mandate, the Board considered the amount and nature of the fees to be paid by the fund to Strategic Advisers and by Strategic Advisers to FIAM, as well as the projected change in the fund's management fee and total operating expenses, if any, as a result of hiring FIAM for the new mandate.
The Board noted that each Amended Agreement will not result in changes to the maximum aggregate annual management fee payable by the fund or Strategic Advisers' portion of the management fee. The Board considered Strategic Advisers' contractual agreement to waive its portion of the fund's management fee.
The Board noted that the approval of the Amended FIAM Agreement will not initially result in any changes to the fund's management fee or total net expenses because Strategic Advisers does not expect to allocate assets to the new FIAM mandate at this time. The Board also considered that the Amended Brandywine Agreement is expected to result in a decrease in the total management fee rate of the fund. Based on its review, the Board concluded that the fund's management fee structure and any changes to projected total expenses bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.
Costs of the Services and Profitability.  Because the Amended Agreements were negotiated at arm's length and will have no impact on the maximum management fees payable by the fund or Strategic Advisers' portion of the management fee, the Board did not consider the costs of services and profitability to be significant factors in its decision to approve the Amended Agreements.
Potential Fall-Out Benefits.  The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, as well as information regarding potential fall-out benefits accruing to each sub-adviser, if any, as a result of its relationship with the fund, during its annual renewal of the fund's management contract, sub-advisory agreements, and sub-subadvisory agreements. The Board considered Strategic Advisers' representation that it does not anticipate that the approval of the Amended Agreements will have a significant impact on the profitability of, or potential fall-out benefits to, Strategic Advisers or its affiliates.
Possible Economies of Scale.  The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's management contract, sub-advisory agreements, and sub-subadvisory agreements. The Board noted that the Amended Brandywine Agreement will continue to provide for breakpoints that have the potential to reduce sub-advisory fees paid to Brandywine as assets allocated to Brandywine grow.
Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that each Amended Agreement's fee structure bears a reasonable relationship to the services to be rendered and that each Amended Agreement is in the best interests of the fund and its shareholders and should be approved. In addition, the Board concluded that the approval of each Amended Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

1.9911782.101
STS-ANN-0726
Strategic Advisers® Fidelity® Alternatives Fund

Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public

Annual Report
May 31, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Annual Report)
Strategic Advisers® Fidelity® Alternatives Fund
Consolidated Schedule of Investments May 31, 2026
Showing Percentage of Net Assets
Alternative Funds - 60.2%
	Shares	Value ($)
Absolute Convertible Arbitrage Fund Investor Shares	14,921,323	178,757,452
BlackRock Global Equity Market Neutral Fund A Shares	36,398,283	574,000,915
BlackRock Systematic Multi-Strategy Fund Investor A Shares	39,274,302	405,310,799
Fidelity SAI Alternative Risk Premia Commodity Strategy Fund (d)	7,094,963	55,269,764
Fidelity SAI Alternative Risk Premia Currency Strategy Fund (d)	8,088,363	72,957,036
Fidelity SAI Convertible Arbitrage Fund (d)	60,349,681	677,726,918
Fidelity SAI Managed Futures Fund (d)	21,258,995	241,927,359
Fidelity SAI Merger Arbitrage Fund (d)	58,398,194	606,173,256
Stone Ridge Diversified Alternatives Fund Class I	27,319,404	281,936,254
TOTAL ALTERNATIVE FUNDS (Cost $3,024,498,573)		3,094,059,753

Common Stocks - 10.1%
	Shares	Value ($)
AUSTRALIA - 0.3%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Santos Ltd	546,604	3,068,327
Materials - 0.3%
Chemicals - 0.1%
Orica Ltd	274,130	4,510,038
Metals & Mining - 0.2%
BHP Group Ltd (United Kingdom)	232,811	10,308,754
TOTAL MATERIALS		14,818,792
TOTAL AUSTRALIA		17,887,119
BELGIUM - 0.1%
Utilities - 0.1%
Electric Utilities - 0.1%
Elia Group SA/NV	20,877	3,245,979
BERMUDA - 0.1%
Financials - 0.1%
Insurance - 0.1%
RenaissanceRe Holdings Ltd	22,964	6,437,957
CANADA - 0.4%
Consumer Discretionary - 0.1%
Specialty Retail - 0.1%
Aritzia Inc Subordinate Voting Shares (a)	42,602	4,783,512
Financials - 0.2%
Banks - 0.2%
Royal Bank of Canada	39,828	7,639,442
Materials - 0.1%
Containers & Packaging - 0.1%
CCL Industries Inc Class B	112,195	7,246,105
TOTAL CANADA		19,669,059
CHINA - 0.4%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
PDD Holdings Inc Class A ADR (a)	63,933	5,398,503
Industrials - 0.0%
Ground Transportation - 0.0%
Full Truck Alliance Co Ltd ADR	274,281	2,419,158
Real Estate - 0.3%
Real Estate Management & Development - 0.3%
China Overseas Land & Investment Ltd	5,134,000	10,232,755
TOTAL CHINA		18,050,416
FINLAND - 0.2%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
Amer Sports Inc (a)	239,973	8,538,239
Industrials - 0.0%
Machinery - 0.0%
Kone Oyj B Shares	61,345	3,667,797
TOTAL FINLAND		12,206,036
FRANCE - 0.5%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
TotalEnergies SE	73,942	6,483,970
Financials - 0.3%
Banks - 0.2%
BNP Paribas SA	102,257	11,022,566
Insurance - 0.1%
SCOR SE	184,152	6,611,387
TOTAL FINANCIALS		17,633,953
Industrials - 0.1%
Building Products - 0.1%
Cie de Saint-Gobain SA	43,489	3,941,015
TOTAL FRANCE		28,058,938
GERMANY - 0.5%
Financials - 0.2%
Banks - 0.2%
Commerzbank AG	250,601	10,832,676
Health Care - 0.2%
Health Care Providers & Services - 0.2%
Fresenius SE & Co KGaA	233,195	9,846,905
Industrials - 0.1%
Machinery - 0.1%
Daimler Truck Holding AG	65,323	3,211,524
TOTAL GERMANY		23,891,105
ITALY - 0.1%
Financials - 0.1%
Financial Services - 0.1%
Nexi SpA (b)(c)	1,316,628	5,390,359
JAPAN - 0.1%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Nifco Inc/Japan	114,600	3,252,390
Consumer Staples - 0.1%
Household Products - 0.1%
Lion Corp	406,500	4,133,531
TOTAL JAPAN		7,385,921
KOREA (SOUTH) - 0.6%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
KT Corp	116,050	4,074,459
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.3%
SK Hynix Inc	8,758	13,541,714
Technology Hardware, Storage & Peripherals - 0.2%
Samsung Electronics Co Ltd	54,532	11,456,834
TOTAL INFORMATION TECHNOLOGY		24,998,548
TOTAL KOREA (SOUTH)		29,073,007
NETHERLANDS - 0.1%
Financials - 0.1%
Insurance - 0.1%
NN Group NV	50,141	4,192,166
NORWAY - 0.1%
Financials - 0.1%
Insurance - 0.1%
Storebrand ASA A Shares	275,275	5,236,699
SPAIN - 0.4%
Consumer Discretionary - 0.2%
Specialty Retail - 0.2%
Industria de Diseno Textil SA	139,849	8,618,792
Industrials - 0.0%
Machinery - 0.0%
Fluidra SA	166,600	3,661,030
Utilities - 0.2%
Electric Utilities - 0.2%
Redeia Corp SA	566,387	9,731,136
TOTAL SPAIN		22,010,958
SWEDEN - 0.2%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Autoliv Inc	49,925	6,346,466
Industrials - 0.1%
Machinery - 0.1%
Volvo AB B Shares	144,516	5,087,866
TOTAL SWEDEN		11,434,332
SWITZERLAND - 0.2%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
Cie Financiere Richemont SA Series A	45,817	9,837,781
Materials - 0.0%
Chemicals - 0.0%
DSM-Firmenich AG	32,965	2,770,095
TOTAL SWITZERLAND		12,607,876
TAIWAN - 0.3%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Far EasTone Telecommunications Co Ltd	985,000	2,966,225
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Taiwan Semiconductor Manufacturing Co Ltd	155,000	11,450,877
TOTAL TAIWAN		14,417,102
THAILAND - 0.2%
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
CP ALL PCL	5,680,700	8,248,712
UNITED KINGDOM - 0.6%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Autotrader Group PLC (b)(c)	559,045	3,304,207
Financials - 0.2%
Banks - 0.2%
Standard Chartered PLC	339,403	9,089,132
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
Convatec Group PLC (b)(c)	2,061,447	5,613,377
Industrials - 0.1%
Professional Services - 0.1%
RELX PLC	190,890	6,229,513
Utilities - 0.1%
Electric Utilities - 0.1%
SSE PLC	167,475	5,257,304
TOTAL UNITED KINGDOM		29,493,533
UNITED STATES - 4.7%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Meta Platforms Inc Class A	11,948	7,557,229
Consumer Discretionary - 0.4%
Automobile Components - 0.1%
LCI Industries	27,535	3,001,866
Hotels, Restaurants & Leisure - 0.2%
Marriott International Inc/MD Class A1	29,677	11,146,681
Specialty Retail - 0.1%
Floor & Decor Holdings Inc Class A (a)	97,984	5,036,378
TOTAL CONSUMER DISCRETIONARY		19,184,925
Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.3%
Dollar Tree Inc (a)	87,574	10,197,117
Sprouts Farmers Market Inc (a)	90,445	7,472,565
TOTAL CONSUMER STAPLES		17,669,682
Energy - 0.2%
Energy Equipment & Services - 0.2%
Tenaris SA	279,450	8,512,602
Financials - 1.3%
Banks - 0.6%
JPMorgan Chase & Co	23,982	7,178,052
Wells Fargo & Co	144,456	11,201,119
Zions Bancorp NA	145,806	9,105,585
		27,484,756
Capital Markets - 0.5%
Franklin Resources Inc	250,060	7,756,861
Morgan Stanley	56,229	11,695,632
Tradeweb Markets Inc Class A	58,435	5,858,109
		25,310,602
Financial Services - 0.2%
Apollo Global Management Inc	75,256	9,686,200
TOTAL FINANCIALS		62,481,558
Health Care - 0.6%
Health Care Equipment & Supplies - 0.2%
Boston Scientific Corp (a)	142,075	6,863,644
Insulet Corp (a)	19,994	2,897,930
		9,761,574
Pharmaceuticals - 0.4%
Bristol-Myers Squibb Co	171,873	9,827,698
Novartis AG	70,902	10,664,381
		20,492,079
TOTAL HEALTH CARE		30,253,653
Industrials - 0.6%
Aerospace & Defense - 0.2%
L3Harris Technologies Inc	27,416	8,640,975
Air Freight & Logistics - 0.2%
FedEx Corp	22,803	9,389,136
Commercial Services & Supplies - 0.1%
Clean Harbors Inc (a)	17,311	4,864,910
Electrical Equipment - 0.1%
Nextpower Inc Class A (a)	36,043	5,637,125
TOTAL INDUSTRIALS		28,532,146
Information Technology - 0.6%
Communications Equipment - 0.2%
Motorola Solutions Inc	26,578	10,718,376
IT Services - 0.2%
Cognizant Technology Solutions Corp Class A	164,240	9,157,201
Software - 0.2%
Microsoft Corp	24,904	11,212,777
TOTAL INFORMATION TECHNOLOGY		31,088,354
Materials - 0.5%
Chemicals - 0.4%
International Flavors & Fragrances Inc	108,514	8,252,490
Linde PLC	20,991	10,447,011
		18,699,501
Construction Materials - 0.1%
James Hardie Industries PLC depository receipt (a)	390,660	8,962,717
TOTAL MATERIALS		27,662,218
Utilities - 0.1%
Electric Utilities - 0.0%
NRG Energy Inc	23,494	3,150,075
Multi-Utilities - 0.1%
Ameren Corp	37,248	4,021,667
TOTAL UTILITIES		7,171,742
TOTAL UNITED STATES		240,114,109
TOTAL COMMON STOCKS (Cost $493,156,370)		519,051,383

Fixed-Income Funds - 10.6%
	Shares	Value ($)
Eaton Vance Global Macro Absolute Return Advantage Fund Class A (Cost $521,330,671)	44,625,848	543,989,090

Money Market Funds - 16.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.67	2,870,200	2,870,774
Fidelity Investments Money Market Government Portfolio - Institutional Class (d)(f)	3.55	446,440,616	446,440,616
State Street Institutional U.S. Government Money Market Fund Premier Class (f)	3.56	397,699,013	397,699,013
TOTAL MONEY MARKET FUNDS (Cost $847,010,403)			847,010,403

Purchased Options - 0.1%
	Clearinghouse / Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Put Options
S&P 500 Index	Chicago Board Options Exchange	113	85,654,678	6,650	7/2026	171,760
S&P 500 Index	Chicago Board Options Exchange	90	68,220,540	6,150	6/2026	13,724
S&P 500 Index	Chicago Board Options Exchange	103	78,074,618	7,000	8/2026	655,595
S&P 500 Index	Chicago Board Options Exchange	184	139,473,104	4,500	4/2027	676,200
S&P 500 Index	Chicago Board Options Exchange	215	162,971,290	4,000	3/2027	495,575
S&P 500 Index	Chicago Board Options Exchange	156	118,248,936	4,700	5/2027	753,480

						2,766,334
TOTAL PURCHASED OPTIONS (Cost $6,640,000)						2,766,334

TOTAL INVESTMENT IN SECURITIES - 97.5% (Cost $4,892,636,017)	5,006,876,963
NET OTHER ASSETS (LIABILITIES) - 2.5%	128,607,184
NET ASSETS - 100.0%	5,135,484,147

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
ASX 90 Day Bill Contract (Australia)	25	3/2027	17,766,360	(42,642)
ASX 3Y Australia Treasury Bond Contracts (Australia)	54	6/2026	4,045,148	15,106
ASX 90 Day Bill Contract (Australia)	36	12/2026	25,582,310	(59,077)
ASX 90 Day Bill Contract (Australia)	47	9/2026	33,402,385	(99,430)
ASX 90 Day Bill Contract (Australia)	17	6/2027	12,082,892	(10,742)
ASX 90 Day Bill Contract (Australia)	9	9/2027	6,397,917	509
CBOT US Treasury Ultra Bond Contracts (United States)	91	9/2026	10,425,188	95,704
CEC Copper Contracts (United States)	32	7/2026	5,111,200	309,525
CEC Copper Contracts (United States)	6	9/2026	967,275	16,713
CEC Gold Bullion Contracts (United States)	81	8/2026	37,203,300	265,460
CME Cattle Feeder Contracts (United States)	29	8/2026	5,052,163	(213,820)
CME Cattle Feeder Contracts (United States)	27	9/2026	4,662,225	(257,453)
CME E-Mini S&P 500 Index Contracts (United States)	298	6/2026	113,176,675	12,321,941
CME Euro Contracts (United States)	239	6/2026	34,873,088	190,117
CME Euro/CZK Cross-Currency Rate Contracts (United States)	14	6/2026	2,687,591	20,942
CME Euro/HUF Cross-Currency Rate Contracts (United States)	48	6/2026	4,739,876	528,786
CME Euro/PLZ Cross-Currency Rate Contracts (United States)	43	6/2026	5,923,831	88,123
CME Live Cattle Contracts (United States)	14	12/2026	1,286,320	(55,864)
CME Live Cattle Contracts (United States)	20	6/2026	1,986,000	249,732
CME Live Cattle Contracts (United States)	23	10/2026	2,119,910	(5,526)
CME Live Cattle Contracts (United States)	94	8/2026	8,988,280	(16,387)
CME Mexican Peso Contracts (United States)	657	6/2026	18,901,890	491,356
CME South African Rand Contracts (United States)	223	6/2026	6,857,250	208,280
CME United Kingdom Pound Contracts (United States)	990	6/2026	83,289,938	328,340
COMEX Copper Contracts (United States)	1	12/2026	163,450	986
Cboe VIX Index Contracts (United States)	172	7/2026	3,430,523	(277,692)
Cboe VIX Index Contracts (United States)	45	8/2026	937,913	(36,220)
Cboe VIX Index Contracts (United States)	5	9/2026	107,000	(709)
Cboe VIX Index Contracts (United States)	362	6/2026	6,366,965	(1,220,747)
Eurex DAX Index Contracts (Germany)	35	6/2026	25,697,687	1,338,671
Eurex Euro STOXX 50 Contracts (Germany)	400	6/2026	28,292,199	892,950
Eurex Euro-BTP Contracts (Germany)	218	6/2026	30,261,291	200,192
Eurex Euro-Bobl Contracts (Germany)	16	6/2026	2,166,891	13,198
Eurex Short-Term Euro-BTP Contracts (Germany)	148	6/2026	18,373,576	89,229
ICE Brent Crude Oil Contracts (United Kingdom)	67	6/2026	6,105,040	(572,326)
ICE Brent Crude Oil Contracts (United Kingdom)	7	7/2026	623,770	(58,428)
ICE Coffee C Contracts (United States)	16	7/2026	1,593,600	(152,759)
ICE Coffee Contracts (United States)	3	9/2026	291,038	(18,795)
ICE Coffee Robusta Contracts (United Kingdom)	18	9/2026	602,460	3,207
ICE Coffee Robusta Contracts (United Kingdom)	33	7/2026	1,147,080	37,448
ICE Cotton No 2 Contracts (United States)	9	7/2026	342,675	38,277
ICE Cotton No 2 Contracts (United States)	4	12/2026	159,180	21,870
ICE FTSE 100 Index Contracts (United Kingdom)	152	6/2026	21,376,654	154,257
ICE Frozen Concentrated Orange Juice (United States)	1	9/2026	24,660	(1,428)
ICE Frozen Concentrated Orange Juice Contracts (United States)	5	7/2026	119,438	(13,355)
ICE Gas Oil Contracts (United Kingdom)	38	7/2026	3,804,750	(274,968)
ICE Gas Oil Contracts (United Kingdom)	9	8/2026	879,975	(70,585)
ICE Gas Oil Contracts (United Kingdom)	11	6/2026	1,110,450	252,838
ICE Long GILT Futures (United Kingdom)	821	9/2026	98,114,556	839,388
IDEM FTSE MIB Index Contracts (Italy)	65	6/2026	18,991,529	2,085,840
KRX KOSPI 200 Index Contracts (South Korea)	204	6/2026	45,630,779	17,827,141
NSE IFSC Nifty 50 Contract (India)	21	6/2026	996,345	(1,455)
NYMEX Gasoline RBOB Contracts (United States)	3	8/2026	361,633	13,132
NYMEX Gasoline RBOB Contracts (United States)	19	6/2026	2,421,451	86,216
NYMEX Gasoline RBOB Contracts (United States)	1	9/2026	111,098	(4,668)
NYMEX Gasoline RBOB Contracts (United States)	8	7/2026	994,392	1,909
NYMEX Heating Oil Contracts (United States)	2	7/2026	288,414	7,472
NYMEX Heating Oil Contracts (United States)	1	8/2026	142,401	(8,045)
NYMEX Heating Oil Contracts (United States)	6	6/2026	879,127	(27,181)
NYMEX Natural Gas Contracts (United States)	5	8/2026	164,000	5,580
NYMEX Natural Gas Contracts (United States)	3	9/2026	99,810	3,404
NYMEX Natural Gas Contracts (United States)	1	10/2026	35,420	918
NYMEX Natural Gas Contracts (United States)	12	7/2026	398,160	19,996
NYMEX Natural Gas Contracts (United States)	113	6/2026	3,717,700	211,397
SGX FTSE China A50 Index Contracts (Singapore)	497	6/2026	7,834,211	75,388
SGX MSCI Singapore Index Contracts (Singapore)	221	6/2026	7,979,377	1,133
TME 10Y Canadian Bond Contracts (Canada)	98	9/2026	8,546,433	38,031
TMX S&P/TSX 60 Index Contracts (Canada)	123	6/2026	36,095,702	1,999,071
TOTAL LONG				37,889,471
SHORT
ASX 10Y Australia Treasury Bond Contracts (Australia)	(216)	6/2026	(16,926,535)	(161,675)
ASX 24 S&P/ASX 200 Index Contracts (Australia)	(7)	6/2026	(1,100,586)	(4,056)
CBOT 10Y US Treasury Notes Contracts (United States)	(9)	9/2026	(989,016)	(1,604)
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	(3)	9/2026	(336,563)	(824)
CBOT 2Y US Treasury Notes Contracts (United States)	(1,309)	9/2026	(270,472,125)	(364,025)
CBOT 5Y US Treasury Notes Contracts (United States)	(934)	9/2026	(100,193,391)	(323,009)
CBOT Corn Contracts (United States)	(14)	3/2027	(342,825)	1,540
CBOT Corn Contracts (United States)	(115)	7/2026	(2,568,813)	78,628
CBOT Corn Contracts (United States)	(93)	12/2026	(2,208,750)	(7,480)
CBOT Corn Contracts (United States)	(23)	9/2026	(524,113)	8,501
CBOT Corn Contracts (United States)	(2)	5/2027	(49,775)	295
CBOT E-Mini Dow Jones Industrial Average Index Contracts (United States)	(83)	6/2026	(21,196,955)	(888,497)
CBOT Hard Red Winter Wheat Contracts (United States)	(25)	12/2026	(846,250)	12,351
CBOT Hard Red Winter Wheat Contracts (United States)	(54)	9/2026	(1,786,050)	81,179
CBOT Hard Red Winter Wheat Contracts (United States)	(3)	3/2027	(103,538)	6,343
CBOT KC Hard Red Winter Wheat Contracts (United States)	(187)	7/2026	(6,075,163)	(32,238)
CBOT Soybean Contracts (United States)	(64)	7/2026	(3,797,600)	54,791
CBOT Soybean Contracts (United States)	(3)	9/2026	(134,388)	(7,189)
CBOT Soybean Contracts (United States)	(2)	1/2027	(120,350)	(355)
CBOT Soybean Contracts (United States)	(32)	11/2026	(1,904,000)	24,958
CBOT Soybean Meal Contracts (United States)	(7)	8/2026	(226,870)	1,023
CBOT Soybean Meal Contracts (United States)	(2)	10/2026	(63,340)	(325)
CBOT Soybean Meal Contracts (United States)	(44)	7/2026	(1,451,120)	(23,679)
CBOT Soybean Meal Contracts (United States)	(17)	12/2026	(544,510)	(9,172)
CBOT Soybean Meal Contracts (United States)	(4)	9/2026	(127,920)	(1,360)
CBOT Soybean Meal Contracts (United States)	(2)	1/2027	(64,240)	315
CBOT Soybean Oil Contracts (United States)	(43)	7/2026	(2,005,176)	(208,139)
CBOT Soybean Oil Contracts (United States)	(2)	10/2026	(88,020)	(3,989)
CBOT Soybean Oil Contracts (United States)	(5)	8/2026	(228,270)	(22,482)
CBOT Soybean Oil Contracts (United States)	(12)	12/2026	(521,568)	(46,020)
CBOT Soybean Oil Contracts (United States)	(2)	1/2027	(86,016)	(1,817)
CBOT Soybeans Contracts (United States)	(2)	9/2026	(118,100)	2,483
CBOT Soybeans Contracts (United States)	(4)	8/2026	(238,050)	215
CBOT US Treasury Long Bond Contracts (United States)	(52)	9/2026	(5,845,125)	(44,211)
CBOT Wheat Contracts (United States)	(62)	7/2026	(1,892,550)	7,497
CBOT Wheat Contracts (United States)	(10)	9/2026	(311,750)	4,163
CBOT Wheat Contracts (United States)	(1)	3/2027	(33,000)	(465)
CBOT Wheat Contracts (United States)	(8)	12/2026	(257,200)	(2,007)
CBOT Wheat Contracts (United States)	(1)	5/2027	(33,488)	1,260
CEC Silver Bullion Contracts (United States)	(11)	7/2026	(4,173,125)	(34,972)
CME 3M US SOFR Index Contracts (United States)	(946)	9/2027	(227,241,025)	1,249,440
CME 3M US SOFR Index Contracts (United States)	(1,278)	3/2027	(307,263,150)	1,432,506
CME 3M US SOFR Index Contracts (United States)	(1,146)	12/2026	(275,799,225)	808,351
CME 3M US SOFR Index Contracts (United States)	(966)	6/2027	(232,081,500)	1,244,308
CME Australian Dollar Contracts (United States)	(1,004)	6/2026	(72,092,220)	(457,695)
CME Canadian Dollar Contracts (United States)	(613)	6/2026	(44,463,955)	564,565
CME Cattle Feeder Contracts (United States)	(5)	10/2026	(855,063)	48,750
CME E-Mini Nasdaq 100 Index Contracts (United States)	(15)	6/2026	(9,121,575)	(285,585)
CME E-Mini Russell 2000 Index Contracts (United States)	(427)	6/2026	(62,433,805)	(7,569,317)
CME E-Mini S&P MidCap 400 Index Contracts (United States)	(16)	6/2026	(5,971,200)	(490,287)
CME Euro/NWK Cross-Currency Rate Contracts (United States)	(12)	6/2026	(1,751,618)	64,356
CME Euro/SWK Cross-Currency Rate Contracts (United States)	(6)	6/2026	(874,639)	1,114
CME Israel Sheckel Contracts (United States)	(29)	6/2026	(10,292,970)	(949,981)
CME Japanese Yen Contracts (United States)	(1,375)	6/2026	(108,057,813)	1,562,329
CME Lean Hogs Contracts (United States)	(13)	7/2026	(517,400)	37,189
CME Lean Hogs Contracts (United States)	(10)	8/2026	(393,400)	26,706
CME Lean Hogs Contracts (United States)	(4)	10/2026	(136,520)	7,670
CME Lean Hogs Contracts (United States)	(8)	6/2026	(306,720)	41,061
CME New Zealand Dollar Contracts (United States)	(272)	6/2026	(16,286,000)	(143,124)
CME Swiss Franc Contracts (United States)	(278)	6/2026	(44,563,400)	492,510
CME US SOFR Index Contracts (United States)	(657)	3/2028	(157,942,800)	815,556
CME US SOFR Index Contracts (United States)	(725)	12/2027	(174,208,438)	931,199
CME US SOFR Index Contracts (United States)	(332)	9/2028	(79,850,150)	299,116
CME US SOFR Index Issuer Contracts (United States)	(476)	6/2028	(114,472,050)	467,440
Eurex Euro-Bund Contracts (Germany)	(390)	6/2026	(57,539,795)	880,604
Eurex Euro-Buxl Contracts (Germany)	(220)	6/2026	(28,252,541)	230,134
Eurex Euro-OAT Contracts (Germany)	(171)	6/2026	(24,098,081)	111,858
Eurex Euro-Schatz Contracts (Germany)	(762)	6/2026	(94,225,793)	(293,472)
Eurex Euro-Schatz Contracts (Germany)	(255)	9/2026	(31,512,920)	(13,784)
Euronext CAC 40 Index Contracts (France)	(110)	6/2026	(10,495,909)	(259,495)
Euronext MATIF Rapeseed Contracts (France)	(17)	10/2026	(524,967)	(33,746)
Euronext MATIF Rapeseed Contracts (France)	(58)	7/2026	(1,773,307)	(81,035)
Euronext MATIF Rapeseed Contracts (France)	(1)	1/2027	(30,910)	(1,367)
Euronext MATIF Wheat Contracts (France)	(298)	9/2026	(3,606,217)	(28,261)
Euronext MATIF Wheat Contracts (France)	(16)	3/2027	(206,919)	(896)
Euronext MATIF Wheat Contracts (France)	(247)	12/2026	(3,111,489)	(33,878)
Euronext MATIF Wheat Contracts (France)	(3)	5/2027	(39,235)	(469)
HKEX Hang Seng Index Contracts (Hong Kong)	(107)	6/2026	(5,709,152)	109,741
HKEX Hang Seng Index Contracts (Hong Kong)	(166)	6/2026	(26,465,656)	490,977
ICE 3M EURIBOR Index Contracts (United Kingdom)	(104)	3/2028	(29,559,142)	(58,389)
ICE 3M EURIBOR Index Contracts (United Kingdom)	(53)	6/2028	(15,063,021)	(29,459)
ICE 3M EURIBOR Index Contracts (United States)	(163)	9/2027	(46,294,999)	(90,620)
ICE 3M EURIBOR Index Contracts (United States)	(178)	12/2027	(50,581,228)	(97,923)
ICE 3M EURIBOR Index Contracts (United States)	(236)	6/2027	(66,997,374)	(134,081)
ICE 3M EURIBOR Index Contracts (United States)	(277)	9/2026	(78,741,754)	(108,442)
ICE 3M EURIBOR Index Contracts (United States)	(222)	3/2027	(63,016,480)	(120,563)
ICE 3M EURIBOR Index Contracts (United States)	(290)	12/2026	(82,352,651)	(143,390)
ICE 3M SONIA Index Contracts (United Kingdom)	(2)	6/2027	(645,574)	(876)
ICE 3M SONIA Index Contracts (United States)	(2)	9/2027	(645,574)	(860)
ICE 3M SONIA Index Contracts (United States)	(2)	12/2026	(646,652)	(473)
ICE 3M SONIA Index Contracts (United States)	(2)	3/2027	(645,877)	(725)
ICE Canola Contracts (United States)	(61)	7/2026	(673,338)	(13,551)
ICE Canola Contracts (United States)	(68)	11/2026	(762,247)	(30,455)
ICE Canola Contracts (United States)	(1)	1/2027	(11,326)	(1,222)
ICE Cocoa Contracts (United Kingdom)	(1)	12/2026	(40,428)	1,722
ICE Cocoa Contracts (United Kingdom)	(4)	7/2026	(160,257)	(20,303)
ICE Cocoa Contracts (United Kingdom)	(3)	9/2026	(119,345)	(3,677)
ICE Cocoa Contracts (United States)	(1)	12/2026	(41,010)	(5,443)
ICE Cocoa Contracts (United States)	(10)	7/2026	(392,300)	(395)
ICE Cocoa Contracts (United States)	(4)	9/2026	(159,960)	(13,650)
ICE Endex Bull Carbon Emission Contracts (Netherlands)	(6)	12/2026	(564,281)	20,986
ICE Endex Futures Natural Gas Contracts (Netherlands)	(10)	7/2026	(398,989)	38,790
ICE Endex Futures Natural Gas Contracts (Netherlands)	(40)	6/2026	(1,596,790)	106,168
ICE MSCI Emerging Markets Index Contracts (United States)	(495)	6/2026	(43,275,375)	(1,475,927)
ICE Natural Gas Contracts (United Kingdom)	(5)	6/2026	(231,261)	12,170
ICE Sugar No 11 Contracts (United States)	(141)	6/2026	(2,220,355)	35,944
ICE Sugar No 11 Contracts (United States)	(28)	9/2026	(455,974)	22,643
ICE White Sugar Contracts (United Kingdom)	(4)	9/2026	(86,860)	(1,230)
ICE White Sugar Contracts (United Kingdom)	(39)	7/2026	(854,490)	(24,124)
ICE Endex Futures Natural Gas Contracts (Netherlands)	(5)	8/2026	(192,837)	23,706
JSE FTSE TOP 40 Index Contracts (South Africa)	(107)	6/2026	(7,074,208)	126,610
KRX 3Y Korea Treasury Bond Contracts (South Korea)	(136)	6/2026	(9,313,636)	75,692
KRX 10Y Korea Treasury Bond Contracts (South Korea)	(145)	6/2026	(10,330,715)	267,777
KRX USD Contracts (South Korea)	(1,135)	6/2026	(11,330,066)	(82,410)
MEFF IBEX 35 Index Contracts (Spain)	(10)	6/2026	(2,151,670)	(92,186)
NYMEX Palladium Contracts (United States)	(31)	9/2026	(4,283,890)	75,050
NYMEX Platinum Bullion Contracts (United States)	(21)	7/2026	(2,025,975)	79,133
NYMEX WTI Crude Contracts (United States)	(1)	6/2026	(87,360)	6,308
OSE Nikkei 225 Index Contracts (Japan)	(610)	6/2026	(25,458,637)	(4,539,920)
OSE Nikkei 225 Index Contracts (Japan)	(76)	6/2026	(31,718,959)	(5,636,759)
OSE 10Y Japan Treasury Bond Contracts (Japan)	(14)	6/2026	(11,329,922)	124,354
OSE TOPIX Contracts (Japan)	(22)	6/2026	(5,472,891)	(357,327)
SGX FTSE Taiwan Index Contracts (Singapore)	(163)	6/2026	(25,688,800)	(372,927)
SGX Nikkei 225 Index Contracts (Singapore)	(49)	6/2026	(10,223,652)	(1,857,766)
TME 2Y Canadian Bond Contracts (Canada)	(18)	9/2026	(1,373,322)	(1,718)
TME 3M CORRA Contracts (Canada)	(17)	3/2027	(3,003,500)	1,729
TME 3M CORRA Contracts (Canada)	(13)	12/2026	(2,300,802)	446
TME 3M CORRA Contracts (Canada)	(13)	6/2027	(2,293,022)	1,572
TME 3M CORRA Contracts (Canada)	(11)	9/2027	(1,938,255)	1,827
TME 3M CORRA Contracts (Canada)	(8)	12/2027	(1,408,914)	1,015
TOTAL SHORT				(14,922,109)
TOTAL FUTURES CONTRACTS				22,967,362

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

CNY	1,911,000	USD	282,770	Goldman Sachs International	6/2026	120
CNY	5,005,000	USD	739,435	UBS AG	6/2026	1,466
EUR	3,253	USD	3,798	HSBC Bank PLC	6/2026	(3)
EUR	233,794	USD	272,366	JPMorgan Chase Bank NA	6/2026	332
GBP	28,516	USD	38,411	UBS AG	6/2026	(9)
GBP	3,245,000	USD	4,347,855	Goldman Sachs International	6/2026	22,006
GBP	1,438,000	USD	1,927,540	HSBC Bank PLC	6/2026	8,934
JPY	95,332,000	USD	600,611	Goldman Sachs International	6/2026	(896)
JPY	134,750,000	USD	847,412	HSBC Bank PLC	6/2026	273
JPY	132,199,000	USD	833,170	HSBC Bank PLC	6/2026	(1,532)
JPY	93,168,000	USD	585,091	JPMorgan Chase Bank NA	6/2026	1,011
JPY	152,335,000	USD	960,974	JPMorgan Chase Bank NA	6/2026	(2,665)
JPY	453,698,000	USD	2,860,787	UBS AG	6/2026	(6,664)
KRW	716,449,000	USD	474,904	HSBC Bank PLC	6/2026	181
KRW	7,236,792,000	USD	4,780,831	HSBC Bank PLC	6/2026	17,958
KRW	732,198,000	USD	486,604	HSBC Bank PLC	6/2026	(1,076)
KRW	1,508,698,000	USD	1,006,003	UBS AG	6/2026	(5,570)
NOK	672,240	USD	72,721	JPMorgan Chase Bank NA	6/2026	(18)
NOK	9,717,000	USD	1,048,751	Goldman Sachs International	6/2026	1,747
NOK	4,620,000	USD	498,346	Goldman Sachs International	6/2026	1,119
NOK	17,195,000	USD	1,853,869	JPMorgan Chase Bank NA	6/2026	5,071
SEK	2,310,000	USD	245,821	HSBC Bank PLC	6/2026	4,665
THB	32,377,000	USD	994,090	HSBC Bank PLC	6/2026	2,793
TWD	16,975,000	USD	540,003	JPMorgan Chase Bank NA	6/2026	1,008
TWD	26,539,000	USD	839,895	JPMorgan Chase Bank NA	6/2026	5,931
TWD	18,825,000	USD	593,680	JPMorgan Chase Bank NA	6/2026	6,293
TWD	11,223,000	USD	356,658	UBS AG	6/2026	1,031
USD	38,102	AUD	53,204	JPMorgan Chase Bank NA	6/2026	(139)
USD	39,362	AUD	54,979	JPMorgan Chase Bank NA	6/2026	(154)
USD	7,784,186	AUD	10,945,000	Morgan Stanley	6/2026	(78,979)
USD	18,348,643	CAD	25,191,000	Goldman Sachs International	6/2026	57,994
USD	10,649,191	CHF	8,370,000	JPMorgan Chase Bank NA	6/2026	(100,560)
USD	1,358,295	CHF	1,068,000	UBS AG	6/2026	(13,358)
USD	8,348,474	CHF	6,548,000	UBS AG	6/2026	(61,248)
USD	854,435	CNY	5,807,000	JPMorgan Chase Bank NA	6/2026	(5,187)
USD	669,535	CNY	4,543,000	JPMorgan Chase Bank NA	6/2026	(2,974)
USD	4,723,360	CNY	32,085,000	UBS AG	6/2026	(26,246)
USD	46,589	EUR	40,014	Morgan Stanley	6/2026	(84)
USD	42,359	EUR	36,378	Goldman Sachs International	6/2026	(73)
USD	123,977	EUR	106,550	HSBC Bank PLC	6/2026	(303)
USD	272,221	EUR	233,794	Morgan Stanley	6/2026	(477)
USD	85,629,616	EUR	73,557,000	HSBC Bank PLC	6/2026	(253,439)
USD	13,358,561	EUR	11,490,000	UBS AG	6/2026	(56,835)
USD	47,740	GBP	35,577	HSBC Bank PLC	6/2026	(172)
USD	1,158	GBP	860	Morgan Stanley	6/2026	0
USD	44,571,311	GBP	33,255,000	UBS AG	6/2026	(211,349)
USD	813,933	HKD	6,371,000	HSBC Bank PLC	6/2026	341
USD	10,993,613	HKD	86,000,000	HSBC Bank PLC	6/2026	11,212
USD	11,752,849	JPY	1,864,632,000	HSBC Bank PLC	6/2026	22,822
USD	1,041,902	JPY	165,302,000	JPMorgan Chase Bank NA	6/2026	2,020
USD	505,864	JPY	80,399,000	JPMorgan Chase Bank NA	6/2026	90
USD	1,020,559	KRW	1,532,308,000	HSBC Bank PLC	6/2026	4,470
USD	1,094,784	KRW	1,651,733,000	HSBC Bank PLC	6/2026	(497)
USD	4,893,517	KRW	7,379,228,000	JPMorgan Chase Bank NA	6/2026	277
USD	2,270,780	KRW	3,417,819,000	JPMorgan Chase Bank NA	6/2026	4,390
USD	897,372	KRW	1,351,798,000	Morgan Stanley	6/2026	981
USD	576,973	KRW	866,491,000	UBS AG	6/2026	2,395
USD	735,639	KRW	1,106,614,000	UBS AG	6/2026	1,832
USD	347,021	NOK	3,226,000	HSBC Bank PLC	6/2026	(1,739)
USD	8,753,123	NOK	81,174,000	Morgan Stanley	6/2026	(22,540)
USD	4,621,741	SEK	43,343,000	Goldman Sachs International	6/2026	(78,175)
USD	371,188	SEK	3,482,000	UBS AG	6/2026	(6,384)
USD	3,502,527	THB	114,333,000	Goldman Sachs International	6/2026	(17,767)
USD	5,179,177	THB	168,923,000	HSBC Bank PLC	6/2026	(21,935)
USD	578,342	THB	18,878,000	HSBC Bank PLC	6/2026	(2,909)
USD	688,505	TWD	21,872,000	HSBC Bank PLC	6/2026	(8,579)
USD	96,542	TWD	3,035,000	HSBC Bank PLC	6/2026	(187)
USD	248,264	TWD	7,830,000	JPMorgan Chase Bank NA	6/2026	(1,286)
USD	168,866	TWD	5,337,000	JPMorgan Chase Bank NA	6/2026	(1,230)
USD	210,511	TWD	6,600,000	UBS AG	6/2026	162

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(802,313)
Unrealized Appreciation						190,925
Unrealized Depreciation						(993,238)

Credit Default Swaps
Underlying Reference	Rating(3)	Maturity Date	Clearinghouse / Counterparty(1)	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(4)(5)		Value ($)(3)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
Sell Protection
5Y CDX NA IG Series 45 Index	NR	6/2031	ICE	5%	Quarterly	EUR	23,000,000	1,043,139	0	1,043,139
iTraxx Europe Series 45 Index	NR	6/2031	ICE	1%	Quarterly	EUR	70,000,000	711,730	0	711,730
CDX NA IG SERIES 46 5YR	NR	6/2031	ICE	1%	Quarterly		131,000,000	893,108	0	893,108
CDX EM CDSI S45 5YR	NR	6/2031	ICE	1%	Quarterly		6,000,000	126,110	0	126,110
CDX NA HY SERIES 46 5YR	NR	6/2031	ICE	5%	Quarterly		10,890,000	542,151	0	542,151

TOTAL CREDIT DEFAULT SWAPS								3,316,238	0	3,316,238

(1)Swaps with Intercontinental Exchange (ICE) are centrally cleared swaps.
(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
(3)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.
(4)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.
(5)Notional amount is stated in U.S. Dollars unless otherwise noted.
Total Return Swaps

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the SOFR-1D benchmark ranging from 3.61% to 3.62% plus or minus a specified spread ranging from (2.75)% to .31% on short/long CFDs, respectively, which is denominated in USD based on the local currencies of the positions within the swap as applicable.	Goldman Sachs International	11/2040 - 5/2041	220,032,041	(6,217,772)	626,861	(5,590,911)

The following table represents disclosures associated with the underlying components of the total return basket swap at period end, and percentages shown are based on total swap value.

Reference Entity				Shares/Principal Amount	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG
Common Stocks
UNITED STATES -(3.7)%
Health Care - (3.7)%
Health Care Equipment & Supplies - (3.7)%
Dexcom Inc (1)				146,171	10,778,650	204,639
TOTAL HEALTH CARE					10,778,650	204,639
TOTAL UNITED STATES					10,778,650	204,639
TOTAL LONG					10,778,650	204,639

SHORT
Common Stocks
KOREA (SOUTH) -26.0%
Financials - (4.5)%
Banks - (4.5)%
Hana Financial Group Inc				(96,733)	(7,379,109)	250,246
TOTAL FINANCIALS					(7,379,109)	250,246
Industrials - 19.7%
Electrical Equipment - 19.7%
LG Energy Solution Ltd (1)				(22,938)	(6,962,656)	(1,102,862)
TOTAL INDUSTRIALS					(6,962,656)	(1,102,862)
Materials - 10.7%
Chemicals - 10.7%
LG Chem Ltd				(26,393)	(6,419,612)	(600,211)
TOTAL MATERIALS					(6,419,612)	(600,211)
TOTAL KOREA (SOUTH)					(20,761,377)	(1,452,827)
SINGAPORE -0.0%
Industrials - 0.0%
Ground Transportation - 0.0%
Grab Holdings Ltd Class A (1)				(1,068,932)	(3,784,019)	0
TOTAL INDUSTRIALS					(3,784,019)	0
TOTAL SINGAPORE					(3,784,019)	0
TAIWAN -0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Chunghwa Telecom Co Ltd				(260,000)	(1,134,205)	(1,002)
TOTAL COMMUNICATION SERVICES					(1,134,205)	(1,002)
Financials - 0.0%
Insurance - 0.0%
Fubon Financial Holding Co Ltd				(423,000)	(1,481,187)	(895)
TOTAL FINANCIALS					(1,481,187)	(895)
TOTAL TAIWAN					(2,615,392)	(1,897)
UNITED STATES -88.9%
Communication Services - (0.6)%
Diversified Telecommunication Services - (0.6)%
Verizon Communications Inc				(159,239)	(7,613,217)	31,848
TOTAL COMMUNICATION SERVICES					(7,613,217)	31,848
Consumer Discretionary - (7.0)%
Hotels, Restaurants & Leisure - 0.4%
Royal Caribbean Cruises Ltd				(6,963)	(1,981,878)	(23,257)
Household Durables - (1.2)%
NVR Inc (1)				(1,163)	(7,099,882)	64,826
Specialty Retail - 0.1%
Advance Auto Parts Inc				(8,269)	(498,125)	(3,142)
Textiles, Apparel & Luxury Goods - (0.1)%
Lululemon Athletica Inc (1)				(38,220)	(5,013,700)	5,733
TOTAL CONSUMER DISCRETIONARY					(14,593,585)	44,160
Consumer Staples - (4.8)%
Beverages - (0.4)%
Primo Brands Corp Class A				(340,187)	(8,436,638)	23,813
Consumer Staples Distribution & Retail - (4.4)%
Walmart Inc				(77,739)	(8,998,289)	244,878
TOTAL CONSUMER STAPLES					(17,434,927)	268,691
Financials - (1.3)%
Banks - 1.9%
Citigroup Inc				(86,547)	(10,896,267)	(105,587)
Capital Markets - 0.0%
CME Group Inc Class A				(35,617)	(9,742,674)	138,193
MarketAxess Holdings Inc				(23,994)	(3,120,180)	36,231
Nasdaq Inc				(114,272)	(10,572,445)	(173,693)
					(23,435,299)	731
Consumer Finance - 0.3%
American Express Co				(13,048)	(4,129,301)	(17,615)
Financial Services - 0.3%
WEX Inc (1)				(27,865)	(4,039,311)	(16,162)
Insurance - (3.8)%
Kinsale Capital Group Inc				(24,616)	(7,502,218)	79,017
Markel Group Inc (1)				(4,285)	(7,779,803)	131,893
					(15,282,021)	210,910
TOTAL FINANCIALS					(57,782,199)	72,277
Industrials - (0.2)%
Aerospace & Defense - (0.6)%
Howmet Aerospace Inc				(19,320)	(4,989,390)	31,685
Building Products - 1.0%
Lennox International Inc				(11,220)	(5,634,235)	(57,671)
Electrical Equipment - (0.6)%
Eaton Corp PLC				(26,038)	(10,430,823)	34,891
TOTAL INDUSTRIALS					(21,054,448)	8,905
Information Technology - 95.0%
IT Services - 14.4%
IBM Corporation				(23,926)	(7,125,162)	(803,435)
Semiconductors & Semiconductor Equipment - 16.2%
Micron Technology Inc				(12,039)	(11,689,869)	(571,611)
QUALCOMM Inc				(43,127)	(10,825,740)	(333,372)
					(22,515,609)	(904,983)
Software - 24.2%
Crowdstrike Holdings Inc Class A (1)				(8,813)	(6,442,303)	(528,780)
Palantir Technologies Inc Class A (1)				(4,107)	(642,910)	(54,212)
Palo Alto Networks Inc (1)				(32,294)	(9,096,897)	(772,474)
					(16,182,110)	(1,355,466)
Technology Hardware, Storage & Peripherals - 4.0%
NetApp Inc				(70,525)	(12,291,802)	(2,249,042)
TOTAL INFORMATION TECHNOLOGY					(58,114,683)	(5,312,926)
Materials - 1.4%
Chemicals - 1.4%
DuPont de Nemours Inc				(113,580)	(5,499,544)	(80,642)
TOTAL MATERIALS					(5,499,544)	(80,642)
TOTAL UNITED STATES					(182,092,603)	(4,967,687)
TOTAL COMMON STOCKS					(209,253,391)	(6,422,411)
TOTAL SHORT					(209,253,391)	(6,422,411)

TOTAL SWAP COMPONENTS					(198,474,741)	(6,217,772)

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the BBSW-1M benchmark of 4.30% plus or minus a specified spread of (.25)% on short/long CFDs, respectively, which is denominated in AUD based on the local currencies of the positions within the swap as applicable.	Goldman Sachs International	7/2040	15,278,915	183,058	(69,433)	113,625

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the CORRA-1D benchmark of 2.25% plus or minus a specified spread of (.09)% on short/long CFDs, respectively, which is denominated in CAD based on the local currencies of the positions within the swap as applicable.	Goldman Sachs International	5/2041	8,553,151	24,406	(302)	24,104

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the SARON-1D benchmark of (.04)% plus or minus a specified spread of (.36)% on short/long CFDs, respectively, which is denominated in CHF based on the local currencies of the positions within the swap as applicable.	Goldman Sachs International	5/2041	589,838	2,105	(114)	1,991

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the ESTR-1D benchmark of 1.93% plus or minus a specified spread of (.20)% on short/long CFDs, respectively, which is denominated in EUR based on the local currencies of the positions within the swap as applicable.	Goldman Sachs International	2/2041 - 5/2041	36,982,198	426,473	29,541	456,014

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the SONIA-1D benchmark of 3.73% plus or minus a specified spread of (.17)% on short/long CFDs, respectively, which is denominated in GBP based on the local currencies of the positions within the swap as applicable.	Goldman Sachs International	2/2041 - 5/2041	25,502,765	234,842	72,063	306,905

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the SOFR-1D benchmark of 3.63% plus or minus a specified spread ranging from (.30)% to (.10)% on short/long CFDs, respectively, which is denominated in USD based on the local currencies of the positions within the swap as applicable.	JP Morgan Chase Bank NA	7/2030 - 2/2031	23,613,741	(1,532,589)	17,381	(1,515,208)

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the BBSW-1M benchmark of 4.30% plus or minus a specified spread ranging from (.30)% to (.10)% on short/long CFDs, respectively, which is denominated in AUD based on the local currencies of the positions within the swap as applicable.	JP Morgan Chase Bank NA	7/2030 - 1/2031	963,847	(37,913)	(4,484)	(42,397)

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the CORRA-1D benchmark of 2.25% plus or minus a specified spread of (.19)% on short/long CFDs, respectively, which is denominated in CAD based on the local currencies of the positions within the swap as applicable.	JP Morgan Chase Bank NA	7/2030	4,958,564	(55,256)	(41,728)	(96,984)

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the SARON-1D benchmark of (.04)% plus or minus a specified spread ranging from (.10)% to (.05)% on short/long CFDs, respectively, which is denominated in CHF based on the local currencies of the positions within the swap as applicable.	JP Morgan Chase Bank NA	11/2030 - 5/2031	5,866,859	(3,936)	(719)	(4,655)

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the ESTR-1D benchmark of 1.93% plus or minus a specified spread of (.05)% on short/long CFDs, respectively, which is denominated in EUR based on the local currencies of the positions within the swap as applicable.	JP Morgan Chase Bank NA	5/2031	3,835,529	(124,457)	(37,743)	(162,200)

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the SONIA-1D benchmark of 3.73% plus or minus a specified spread ranging from (.05)% to .40% on short/long CFDs, respectively, which is denominated in GBP based on the local currencies of the positions within the swap as applicable.	JP Morgan Chase Bank NA	7/2030 - 5/2031	3,031,136	(91,124)	(8,395)	(99,519)

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the HIBOR-1M benchmark of 2.61% plus or minus a specified spread ranging from (.10)% to (.05)% on short/long CFDs, respectively, which is denominated in HKD based on the local currencies of the positions within the swap as applicable.	JP Morgan Chase Bank NA	3/2031 - 6/2031	17,578,339	1,634,163	11,437	1,645,600

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the TONAR-1D benchmark of .73% plus or minus a specified spread ranging from (.16)% to .20% on short/long CFDs, respectively, which is denominated in JPY based on the local currencies of the positions within the swap as applicable.	JP Morgan Chase Bank NA	7/2030 - 6/2031	42,707,009	147,231	(231,273)	(84,042)

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the STIBO-1M benchmark of 1.89% plus or minus a specified spread of (.05)% on short/long CFDs, respectively, which is denominated in SEK based on the local currencies of the positions within the swap as applicable.	JP Morgan Chase Bank NA	6/2031	4,785,989	(57,709)	(299)	(58,008)

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the SOFR-1D benchmark ranging from 3.55% to 3.63%, plus or minus a specified spread ranging from (.25)% to (.10)% on short/long CFDs, respectively, which is denominated in USD based on the local currencies of the positions within the swap as applicable.	Morgan Stanley	6/2027 - 10/2027	36,276,553	(726,815)	(6,625)	(733,440)

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the CORRA-1D benchmark of 2.25% plus or minus a specified spread of (.20)% on short/long CFDs, respectively, which is denominated in CAD based on the local currencies of the positions within the swap as applicable.	Morgan Stanley	6/2027	5,670,149	(1,468,919)	9,948	(1,458,971)

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the SARON-1D benchmark of (.06)% plus or minus a specified spread ranging from (.26)% to .14% on short/long CFDs, respectively, which is denominated in CHF based on the local currencies of the positions within the swap as applicable.	Morgan Stanley	6/2027	11,697,802	81,844	1,481	83,325

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the ESTR-1D benchmark of 1.93% plus or minus a specified spread ranging from (.20)% to .20% on short/long CFDs, respectively, which is denominated in EUR based on the local currencies of the positions within the swap as applicable.	Morgan Stanley	6/2027	31,496,916	(827,966)	17,142	(810,824)

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the NIBOR-1M benchmark of 4.20% plus or minus a specified spread of (.20)% on short/long CFDs, respectively, which is denominated in NOK based on the local currencies of the positions within the swap as applicable.	Morgan Stanley	6/2027	4,925,892	551,145	20,452	571,597

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the SOFR-1D benchmark ranging from 3.50% to 3.63% plus or minus a specified spread ranging from (.25)% to .23% on short/long CFDs, respectively, which is denominated in USD based on the local currencies of the positions within the swap as applicable.	HSBC Bank PLC	10/2026	26,202,336	1,485,190	(27)	1,485,163

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the ESTR-1D benchmark of 1.93% plus or minus a specified spread of .13% on short/long CFDs, respectively, which is denominated in EUR based on the local currencies of the positions within the swap as applicable.	HSBC Bank PLC	10/2026	223,204	8,292	128	8,420

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the SOFR-1D benchmark of 3.63% plus or minus a specified spread ranging from (.24)% to (.09)% on short/long CFDs, respectively, which is denominated in USD based on the local currencies of the positions within the swap as applicable.	UBS AG	6/2028 - 7/2028	25,745,450	(1,111,985)	(25,194)	(1,137,179)

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the SARON-1D benchmark of (.06)% plus or minus a specified spread ranging from (.20)% to (.05)% on short/long CFDs, respectively, which is denominated in CHF based on the local currencies of the positions within the swap as applicable.	UBS AG	8/2028	20,872,516	(101,180)	(309)	(101,489)

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the ESTR-1D benchmark of 1.93% plus or minus a specified spread ranging from (.25)% to .35% on short/long CFDs, respectively, which is denominated in EUR based on the local currencies of the positions within the swap as applicable.	UBS AG	8/2028 - 2/2029	48,037,043	197,112	(241,720)	(44,608)

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the SONIA-1D benchmark of 3.73% plus or minus a specified spread ranging from (.15)% to .00% on short/long CFDs, respectively, which is denominated in GBP based on the local currencies of the positions within the swap as applicable.	UBS AG	10/2028	5,583,520	115,904	(24,800)	91,104

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the TONAR-1D benchmark of .73% plus or minus a specified spread of .22% on short/long CFDs, respectively, which is denominated in JPY based on the local currencies of the positions within the swap as applicable.	UBS AG	6/2028	18,532,773	(526,766)	148,553	(378,213)
(1) Non-income producing.

Benchmark Abbreviations
BBSW-1M	Bank Bill Swap Rate
CORRA-1D	Canadian Overnight Repo Rate Average
ESTR-1D	Euro Short-Term Rate
HIBOR-1M	Hong Kong Interbank Offered Rate
NIBOR-1M	Norwegian Interbank Offered Rate
SARON-1D	Swiss Average Rate Overnight
SOFR-1D	Secured Overnight Financing Rate
SONIA-1D	Sterling Overnight Average
STIBO-1M	Stockholm Interbank Offered Rate
TONAR-1D	Tokyo Overnight Average Rate

Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese (Peoples Rep) Yuan
EUR	-	European Monetary Unit (Euro)
GBP	-	British Pound Sterling
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
KRW	-	Korean Won
NOK	-	Norwegian Krone
SEK	-	Swedish Krona
THB	-	Thai Baht
TWD	-	Taiwan Dollar
USD	-	United States Dollar

Legend

(a)	Non-income producing.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,307,943 or 0.3% of net assets.

(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $14,307,943 or 0.3% of net assets.

(d)	Affiliated fund.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	13,929,865	11,058,982	57,175	(109)	-	2,870,774	2,870,200	0.0%
Total	-	13,929,865	11,058,982	57,175	(109)	-	2,870,774

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Investments Money Market Government Portfolio - Institutional Class	-	1,251,489,933	805,049,317	8,254,719	-	-	446,440,616	446,440,616
Fidelity SAI Alternative Risk Premia Commodity Strategy Fund	-	214,350,448	120,000,006	2,244,788	(27,226,094)	(11,854,584)	55,269,764	7,094,963
Fidelity SAI Alternative Risk Premia Currency Strategy Fund	-	110,083,118	31,000,003	-	(1,644,913)	(4,481,166)	72,957,036	8,088,363
Fidelity SAI Convertible Arbitrage Fund	-	668,217,819	33	43,185,901	-	9,509,132	677,726,918	60,349,681
Fidelity SAI Managed Futures Fund	-	227,203,710	8	9,894,721	-	14,723,657	241,927,359	21,258,995
Fidelity SAI Merger Arbitrage Fund	-	601,104,282	15	8,264,982	-	5,068,989	606,173,256	58,398,194
	-	3,072,449,310	956,049,382	71,845,111	(28,871,007)	12,966,028	2,100,494,949

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Alternative Funds	3,094,059,753	3,094,059,753	-	-

Common Stocks
Communication Services	17,902,120	10,523,454	7,378,666	-
Consumer Discretionary	65,960,608	47,504,035	18,456,573	-
Consumer Staples	30,051,925	30,051,925	-	-
Energy	18,064,899	9,552,297	8,512,602	-
Financials	128,933,942	108,822,244	20,111,698	-
Health Care	45,713,935	25,202,649	20,511,286	-
Industrials	56,750,049	41,491,655	15,258,394	-
Information Technology	67,537,779	56,086,902	11,450,877	-
Materials	52,497,210	49,727,115	2,770,095	-
Real Estate	10,232,755	10,232,755	-	-
Utilities	25,406,161	25,406,161	-	-

Fixed-Income Funds	543,989,090	543,989,090	-	-

Money Market Funds	847,010,403	847,010,403	-	-

Purchased Options	2,766,334	2,766,334	-	-
Total Investments in Securities:	5,006,876,963	4,902,426,772	104,450,191	-
Derivative Instruments:

Assets
Futures Contracts	54,616,437	54,616,437	-	-
Forward Foreign Currency Contracts	190,925	-	190,925	-
Swaps	8,104,086	-	8,104,086	-
Total Assets	62,911,448	54,616,437	8,295,011	-

Liabilities
Futures Contracts	(31,649,075)	(31,649,075)	-	-
Forward Foreign Currency Contracts	(993,238)	-	(993,238)	-
Swaps	(12,318,648)	-	(12,318,648)	-
Total Liabilities	(44,960,961)	(31,649,075)	(13,311,886)	-
Total Derivative Instruments:	17,950,487	22,967,362	(5,016,875)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of May 31, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Consolidated Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Commodity Risk
Futures Contracts (a)	2,415,618	(2,446,979)
Total Commodity Risk	2,415,618	(2,446,979)
Credit Risk
Swaps (b)	3,316,238	-
Total Credit Risk	3,316,238	-
Equity Risk
Futures Contracts (a)	37,423,720	(25,366,872)
Purchased Options	2,766,334	-
Swaps (c)	4,787,848	(12,318,648)
Total Equity Risk	44,977,902	(37,685,520)
Foreign Exchange Risk
Forward Foreign Currency Contracts (d)	190,925	(993,238)
Futures Contracts (a)	4,540,818	(1,633,210)
Total Foreign Exchange Risk	4,731,743	(2,626,448)
Interest Rate Risk
Futures Contracts (a)	10,236,281	(2,202,014)
Total Interest Rate Risk	10,236,281	(2,202,014)
Total Value of Derivatives	65,677,782	(44,960,961)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Consolidated Schedule of Investments. In the Consolidated Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
(b)For centrally cleared swaps, reflects gross cumulative appreciation (depreciation) as presented in the Consolidated Schedule of Investments. In the Consolidated Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared swaps is included in receivable or payable for daily variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in Total accumulated earnings (loss).
(c)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Consolidated Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-item(s).
(d)Gross value is presented in the Consolidated Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-item(s).
Consolidated Financial Statements
Consolidated Statement of Assets and Liabilities
As of May 31, 2026
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $2,802,236,322)	$2,903,511,240
Fidelity Central Funds (cost $2,870,774)	2,870,774
Other affiliated issuers (cost $2,087,528,921)	2,100,494,949

Total Investment in Securities (cost $4,892,636,017)		$5,006,876,963
Segregated cash with brokers for derivative instruments		137,355,701
Foreign currency held at value (cost $250,986)		250,940
Unrealized appreciation on forward foreign currency contracts		190,925
Receivable for fund shares sold		7,504,862
Dividends receivable		2,094,741
Distributions receivable from Fidelity Central Funds		10,615
Receivable for variation margin on futures contracts		386,621
Receivable for daily variation margin on centrally cleared swaps		137,199
Bi-lateral OTC swaps, at value		4,787,848
Prepaid expenses		4,640
Other receivables		2,707
Total assets		5,159,603,762
Liabilities
Payable to custodian bank	$161,890
Payable for investments purchased	4,476,087
Unrealized depreciation on forward foreign currency contracts	993,238
Payable for fund shares redeemed	3,028,775
Bi-lateral OTC swaps, at value	12,318,648
Accrued management fee	611,410
Payable for variation margin on futures contracts	1,655,217
Other payables and accrued expenses	874,350
Total liabilities		24,119,615
Net Assets		$5,135,484,147
Net Assets consist of:
Paid in capital		$5,006,898,225
Total accumulated earnings (loss)		128,585,922
Net Assets		$5,135,484,147
Net Asset Value, offering price and redemption price per share ($5,135,484,147 ÷ 489,268,036 shares)		$10.50
Consolidated Statement of Operations
For the period June 23, 2025 (commencement of operations) through May 31, 2026
Investment Income
Dividends:
Unaffiliated issuers		$56,116,633
Affiliated issuers		64,552,688
Interest		1,271,936
Income from Fidelity Central Funds		57,175
Total income		121,998,432
Expenses
Management fee	$10,054,783
Custodian fees and expenses	22,404
Independent trustees' fees and expenses	26,673
Registration fees	583,485
Audit fees	123,738
Legal	24,615
Miscellaneous	2,180
Total expenses before reductions	10,837,878
Expense reductions	(6,433,439)
Total expenses after reductions		4,404,439
Net Investment income (loss)		117,593,993
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(442,831)
Fidelity Central Funds	(109)
Other affiliated issuers	(28,871,007)
Forward foreign currency contracts	2,667,840
Foreign currency transactions	(580,958)
Futures contracts	24,376,584
Swaps	(33,940,309)
Capital gain distributions from underlying funds:
Unaffiliated issuers	4,164,175
Affiliated issuers	7,292,423
Total net realized gain (loss)		(25,334,192)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	101,274,918
Affiliated issuers	12,966,028
Forward foreign currency contracts	(802,313)
Assets and liabilities in foreign currencies	6,103
Futures contracts	22,967,362
Swaps	(4,214,562)
Total change in net unrealized appreciation (depreciation)		132,197,536
Net gain (loss)		106,863,344
Net increase (decrease) in net assets resulting from operations		$224,457,337
Consolidated Statement of Changes in Net Assets

For the period June 23, 2025 (commencement of operations) through May 31, 2026
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$117,593,993
Net realized gain (loss)	(25,334,192)
Change in net unrealized appreciation (depreciation)	132,197,536
Net increase (decrease) in net assets resulting from operations	224,457,337
Distributions to shareholders	(95,871,416)

Share transactions
Proceeds from sales of shares	5,487,442,601
Reinvestment of distributions	95,503,323
Cost of shares redeemed	(576,047,698)

Net increase (decrease) in net assets resulting from share transactions	5,006,898,226
Total increase (decrease) in net assets	5,135,484,147

Net Assets
Beginning of period	-
End of period	$5,135,484,147

Other Information
Shares
Sold	535,632,930
Issued in reinvestment of distributions	9,418,491
Redeemed	(55,783,385)
Net increase (decrease)	489,268,036

Consolidated Financial Highlights
Strategic Advisers® Fidelity® Alternatives Fund

Years ended May 31,	2026 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.44
Net realized and unrealized gain (loss)	.45
Total from investment operations	.89
Distributions from net investment income	(.36)
Distributions from net realized gain	(.03)
Total distributions	(.39)
Net asset value, end of period	$10.50
Total Return D,E	9.08%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.42% H,I
Expenses net of fee waivers, if any	.17 % H,I
Expenses net of all reductions, if any	.17% H,I
Net investment income (loss)	4.60% H,I
Supplemental Data
Net assets, end of period (000 omitted)	$5,135,484
Portfolio turnover rate J	47 % H

AFor the period June 23, 2025 (commencement of operations) through May 31, 2026.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAudit fees are not annualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Consolidated Financial Statements

For the period ended May 31, 2026

1. Organization.
Strategic Advisers Fidelity Alternatives Fund (the Fund) is a non-diversified fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to certain managed account clients of Strategic Advisers LLC (Strategic Advisers), an affiliate of Fidelity Management & Research Company LLC (FMR).
2. Consolidated Subsidiary.
The Funds included in the table below hold certain commodity-related investments through a wholly owned subsidiary (the "Subsidiary"). As of period end, the investments in the Subsidiaries, were as follows:

	Subsidiary Name	Net Assets of Subsidiary ($)	% of Fund's Total Assets
Strategic Advisers Fidelity Alternatives Fund	Strategic Advisers Fidelity Alternatives Fund Cayman Ltd.	37,571,084.7

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.
3. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
4. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's consolidated financial statements and consolidated financial highlights. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Consolidated Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in commodities are valued at their last traded price at 4:00 p.m. Eastern time each business day and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2026 is included at the end of the Fund's Consolidated Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Consolidated Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Consolidated Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Consolidated Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of May 31, 2026, the Fund did not have any unrecognized tax benefits in the consolidated financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), futures and options transactions, contracts for difference, swaps, foreign currency transactions, controlled foreign corporations and losses deferred due to wash sales, offsetting positions and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$184,471,046
Gross unrealized depreciation	(57,916,345)
Net unrealized appreciation (depreciation)	$126,554,701
Tax Cost	$4,894,295,415

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$15,210,826
Net unrealized appreciation (depreciation) on securities and other investments	$126,562,614

The Fund intends to elect to defer to its next fiscal year $13,270,230 of capital losses recognized during the period November 1, 2025 to May 31, 2026.

The tax character of distributions paid was as follows:

May 31, 2026A
Ordinary Income	$94,899,131
Long-term Capital Gains	972,285
Total	$95,871,416

A For the period June 23, 2025 (commencement of operations) through May 31, 2026.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Consolidated Schedule of Investments, if applicable.
5. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, forward foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Commodity Risk	Commodity risk is the risk that the value of a commodity will fluctuate as a result of changes in market prices.
Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Consolidated Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Consolidated Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Consolidated Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Strategic Advisers Fidelity Alternatives Fund
Commodity Risk
Futures Contracts	20,616,538	(31,361)
Total Commodity Risk	20,616,538	(31,361)
Credit Risk
Swaps	(2,115,074)	3,316,238
Total Credit Risk	(2,115,074)	3,316,238
Equity Risk
Futures Contracts	7,606,200	12,056,848
Purchased Options	(3,872,636)	(3,873,666)
Swaps	(31,825,235)	(7,530,800)
Total Equity Risk	(28,091,671)	652,382
Foreign Exchange Risk
Futures Contracts	(9,820,613)	2,907,608
Forward Foreign Currency Contracts	2,667,840	(802,313)
Total Foreign Exchange Risk	(7,152,773)	2,105,295
Interest Rate Risk
Futures Contracts	5,974,459	8,034,267
Total Interest Rate Risk	5,974,459	8,034,267
Totals	(10,768,521)	14,076,821

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Consolidated Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Consolidated Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Consolidated Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Consolidated Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market, commodities market, bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily. Subsequent payments from or to a fund are made or as needed depending on the fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in variation margin on futures contracts in the Consolidated Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Consolidated Statement of Operations.

Any open futures contracts at period end are presented in the Consolidated Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Strategic Advisers Fidelity Alternatives Fund	2,018,174,061

Any securities deposited to meet initial margin requirements are identified in the Consolidated Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Consolidated Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. Exchange-traded options were used to manage exposure to the market.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Consolidated Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Consolidated Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Consolidated Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Consolidated Statement of Operations.

Any open options at period end are presented in the Consolidated Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period, unless an average notional amount is presented in the table below.

	Type	Average Notional Amount ($)
Strategic Advisers Fidelity Alternatives Fund	Purchased Options	305,692,148

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Consolidated Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Consolidated Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Consolidated Schedule of Investments.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Consolidated Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Consolidated Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Consolidated Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Consolidated Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Consolidated Statement of Operations.

Any open swaps at period end are included in the Consolidated Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Strategic Advisers Fidelity Alternatives Fund	433,258,446

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Consolidated Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Consolidated Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Total Return Swaps. Total return swaps are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual asset or a basket of assets (i.e., an index), and the other on a fixed or floating rate. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting payment obligation, a fund will receive a payment from or make a payment to the counterparty at the specified payment frequency. A fund enters into total return swaps to manage its market exposure.

The Fund enters into contracts for difference (CFD), which are total return swap transactions, to obtain exposure to long and/or short positions in a single equity stock or financial index for hedging, efficient portfolio management and investment purposes. The Fund may trade in and out of these long and short positions and receives the economic benefits and risks equivalent to direct investments in these positions, which includes unrealized appreciation (depreciation), corporate actions, and dividends and interest received and paid, all of which are reflected in the swap value. The swap value also includes financing charges and credits related to the notional values of the long and short positions and cash balances within the swap. Finance charges and credits are based on defined market rates plus or minus a specified spread. Positions within the swap are reset periodically, and financing costs are reset generally monthly. During a reset, any realized gains (losses) from positions, income, proceeds from corporate actions and accrued financing costs may become available for cash settlement between the Fund and the counterparty. Prior to the reset, these amounts are included as a component of the swap value in net cash and other receivables (payables).
6. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Strategic Advisers Fidelity Alternatives Fund	5,656,454,359	1,129,223,636
7. Fees and Other Transactions with Affiliates.
Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month to the aggregate of the fee rates, payable monthly by the investment adviser, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 2.00% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .39% of the Fund's average net assets.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Sub-Advisers. Capital Fund Management S.A., Fidelity Diversifying Solutions LLC (an affiliate of the investment adviser) and FIL Investment Advisors each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid as described in the Management Fee note.

Pacific Investment Management Company LLC (PIMCO) has been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, PIMCO has not been allocated any portion of the Fund's assets. PIMCO in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Consolidated Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Strategic Advisers Fidelity Alternatives Fund	$2,036

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Strategic Advisers Fidelity Alternatives Fund	211,959
8. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Consolidated Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Strategic Advisers Fidelity Alternatives Fund	379
9. Expense Reductions.
The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2028. During the period, this waiver reduced the Fund's management fee by $6,433,439.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	Strategic Advisers Fidelity Alternatives Fund
Fidelity SAI Convertible Arbitrage Fund	54%
Fidelity SAI Alternative Risk Premia Currency Strategy Fund	99%
Fidelity SAI Alternative Risk Premia Commodity Strategy Fund	70%
Fidelity SAI Merger Arbitrage Fund	100%
Fidelity SAI Managed Futures Fund	100%
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Rutland Square Trust II and Shareholders of Strategic Advisers Fidelity Alternatives Fund
Opinion on the Financial Statements
We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of Strategic Advisers Fidelity Alternatives Fund and its subsidiary (one of the funds constituting Fidelity Rutland Square Trust II, referred to hereafter as the "Fund") as of May 31, 2026, and the related consolidated statements of operations and changes in net assets, including the related notes, and the consolidated financial highlights for the period June 23, 2025 (commencement of operations) through May 31, 2026 (collectively referred to as the "consolidated financial statements"). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2026, and the results of its operations, changes in its net assets, and the financial highlights for the period June 23, 2025 (commencement of operations) through May 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These consolidated financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's consolidated financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. Our procedures included confirmation of securities owned as of May 31, 2026 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
July 16, 2026
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended May 31, 2026, $821,916, or, if subsequently determined to be different, the net capital gain of such year.

A total of 32.58% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $5,446,927 of distributions paid during the fiscal year ended 2026 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 1% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 1.55% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 0.01% of the dividends distributed during the fiscal year as a section 199A dividend.

The fund will notify shareholders in the first quarter of 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the consolidated financial statements for each Fund as part of Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9918630.100
SAF-ANN-0726
Strategic Advisers® Fidelity® Short Duration Fund

Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public

Annual Report
May 31, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Strategic Advisers® Fidelity® Short Duration Fund
Schedule of Investments May 31, 2026
Showing Percentage of Net Assets
Asset-Backed Securities - 7.0%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.2%
Dryden 113 CLO Ltd / Dryden 113 CLO LLC Series 2025-113A Class AR3, CME Term SOFR 3 month Index + 1.09%, 4.7631% 10/15/2037 (b)(c)(d)	545,000	545,461
Hartwick Park CLO Ltd Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.16%, 4.8352% 1/20/2037 (b)(c)(d)	6,861,000	6,858,804
HPS Loan Management Ltd Series 2026-19A Class A1R, CME Term SOFR 3 month Index + 1.26%, 4.8985% 4/15/2037 (b)(c)(d)	250,000	250,437
Kkr CLO Ltd Series 2026-43A Class A1R2, CME Term SOFR 3 month Index + 1.1%, 4.7714% 4/15/2038 (b)(c)(d)	750,000	748,888
Neuberger Berman Loan Advisers CLO Ltd Series 2026-51A Class AR2, CME Term SOFR 3 month Index + 1%, 4.6661% 10/23/2036 (b)(c)(d)	750,000	750,335
Neuberger Berman Loan Advisers Nbla CLO 50 Ltd / Neuberger Berman Ln Series 2026-50A Class AR2, CME Term SOFR 3 month Index + 1.04%, 4.7061% 7/23/2036 (b)(c)(d)	9,756,000	9,760,761
Neuberger Berman Loan Advisers Nbla CLO 50 Ltd / Neuberger Berman Ln Series 2026-50A Class BR2, CME Term SOFR 3 month Index + 1.35%, 5.0161% 7/23/2036 (b)(c)(d)	750,000	749,820
Peebles Park CLO Ltd Series 2026-1A Class AR, CME Term SOFR 3 month Index + 1.22%, 4.8262% 4/21/2037 (b)(c)(d)	865,000	865,000
Valley Stream Park CLO Ltd / Valley Stream Park CLO LLC Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.19%, 4.8652% 1/20/2037 (b)(c)(d)	5,197,000	5,198,294
TOTAL BAILIWICK OF JERSEY		25,727,800
CANADA - 0.0%
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (d)	692,279	698,215
Securitized Term Auto Receivables Trust Series 2026-A Class B, 4.284% 3/25/2033 (d)	180,538	179,673
TOTAL CANADA		877,888
GRAND CAYMAN (UK OVERSEAS TER) - 2.7%
522 Funding CLO Ltd Series 2026-5A Class AR2, CME Term SOFR 3 month Index + 1.02%, 4.6931% 4/15/2035 (b)(c)(d)	740,000	739,629
AIMCO CLO Series 2026-BA Class AR3, CME Term SOFR 3 month Index + 1.2%, 4.8795% 4/16/2037 (b)(c)(d)	11,621,000	11,624,428
Alinea CLO Ltd Series 2025-1A Class CR, CME Term SOFR 3 month Index + 1.35%, 5.0252% 7/20/2031 (b)(c)(d)	1,175,000	1,174,954
Ares Lx Clo Ltd Series 2026-60A Class CR, CME Term SOFR 3 month Index + 1.75%, 5.4252% 7/18/2034 (b)(c)(d)	875,000	874,182
Bain Capital Credit CLO Ltd / Bain Capital Credit CLO LLC Series 2026-4A Class A1RR, CME Term SOFR 3 month Index + 1%, 4.6752% 10/20/2034 (b)(c)(d)	750,000	750,236
Bain Capital Credit Clo Ltd Series 2025-4A Class A1RR, CME Term SOFR 3 month Index + 0.99%, 4.6561% 4/23/2035 (b)(c)(d)	1,700,000	1,699,679
Bain Capital Credit CLO Series 2025-2A Class A1R, CME Term SOFR 3 month Index + 1.15%, 4.8136% 4/22/2035 (b)(c)(d)	5,716,000	5,720,607
Barings CLO Ltd Series 2024-3A Class A1RR, CME Term SOFR 3 month Index + 1.14%, 4.8152% 1/20/2036 (b)(c)(d)	3,838,000	3,836,826
BETHP Series 2026-1A Class AR, CME Term SOFR 3 month Index + 1.06%, 4.6956% 10/15/2036 (b)(c)(d)	305,000	305,061
BETHP Series 2026-1A Class BR, CME Term SOFR 3 month Index + 1.5%, 5.1356% 10/15/2036 (b)(c)(d)	1,005,000	1,006,041
Buckhorn Park CLO Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.07%, 4.7452% 7/18/2034 (b)(c)(d)	8,329,000	8,334,830
Canyon Capital CLO Ltd Series 2025-2A Class AR2, CME Term SOFR 3 month Index + 1.01%, 4.6831% 10/15/2034 (b)(c)(d)	1,965,000	1,961,815
Canyon CLO Ltd Series 2024-1A Class AR2, CME Term SOFR 3 month Index + 1.08%, 4.7531% 7/15/2034 (b)(c)(d)	960,000	960,258
Carlyle Global Market Strategies Series 2026-1A Class A1R, CME Term SOFR 3 month Index + 0.98%, 4.6531% 4/15/2035 (b)(c)(d)	750,000	750,677
Cifc AR Mtge Series 2026-3A Class AR, CME Term SOFR 3 month Index + 0.95%, 4.6221% 4/21/2035 (b)(c)(d)	750,000	750,309
CIFC Funding Ltd Series 2025-2A Class A1R, CME Term SOFR 3 month Index + 0.97%, 4.6452% 4/19/2035 (b)(c)(d)	19,000,000	18,950,885
CIFC Funding Ltd Series 2025-4A Class AR, CME Term SOFR 3 month Index + 1.09%, 4.7695% 7/16/2035 (b)(c)(d)	960,000	960,482
Dryden 104 CLO Ltd / Dryden 104 CLO LLC Series 2024-104A Class A1R, CME Term SOFR 3 month Index + 1.29%, 4.9319% 8/20/2034 (b)(c)(d)	5,000,000	5,002,560
Dryden 68 CLO Ltd Series 2024-68A Class ARR, CME Term SOFR 3 month Index + 1.1%, 4.7731% 7/15/2035 (b)(c)(d)	7,793,000	7,798,845
Dryden 75 CLO Ltd Series 2025-75A Class AR3, CME Term SOFR 3 month Index + 1.04%, 4.7131% 4/14/2034 (b)(c)(d)	5,500,000	5,502,596
Flatiron CLO 28 Ltd / Flatiron CLO LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.08%, 4.7531% 7/15/2036 (b)(c)(d)	12,569,000	12,569,000
Fortress Credit BSL Ltd Series 2024-2A Class A2R, CME Term SOFR 3 month Index + 1.4%, 5.0721% 10/20/2032 (b)(c)(d)	1,250,000	1,249,878
FTAI MRE Cayman Ltd Series 2026-1A Class A, 5.632% 6/15/2051 (d)	2,605,000	2,609,689
Invesco CLO Ltd Series 2025-3A Class A1R, CME Term SOFR 3 month Index + 1.08%, 4.7436% 10/22/2034 (b)(c)(d)	6,655,000	6,655,839
Jamestown CLO XV Ltd / Jamestown CLO XV Corp Series 2026-15A Class A1R2, CME Term SOFR 3 month Index + 1.05%, 4.7231% 7/15/2035 (b)(c)(d)	880,000	879,969
KKR CLO 34 Ltd Series 2025-34A Class AR, CME Term SOFR 3 month Index + 1.1%, 4.7731% 7/15/2034 (b)(c)(d)	300,000	300,118
KKR CLO 38 Ltd Series 2025-38A Class A1R, CME Term SOFR 3 month Index + 1.15%, 4.8231% 1/15/2038 (b)(c)(d)	520,000	519,537
Lcm Ltd Series 2026-39A Class A1R2, CME Term SOFR 3 month Index + 1.04%, 4.7131% 10/15/2034 (b)(c)(d)	1,265,000	1,264,956
Madison Park Funding XLIX Ltd Series 2025-49A Class AR, CME Term SOFR 3 month Index + 1.05%, 4.7252% 10/19/2034 (b)(c)(d)	1,300,000	1,300,005
Madison Park Funding XLV Ltd / Madison Park Funding XLV LLC Series 2024-45A Class ARR, CME Term SOFR 3 month Index + 1.08%, 4.7531% 7/15/2034 (b)(c)(d)	7,758,000	7,760,157
Magnetite XXI Ltd Series 2026-21AR Class AR2, CME Term SOFR 3 month Index + 0.98%, 0.98% 4/20/2034 (b)(c)(d)	18,770,000	18,770,000
Magnetite XXII Ltd / Magnetite XXII LLC Series 2024-22A Class ARR, CME Term SOFR 3 month Index + 1.25%, 4.9231% 7/15/2036 (b)(c)(d)	7,851,000	7,853,991
Magnetite XXIII Ltd Series 2026-23A Class AR2, CME Term SOFR 3 month Index + 0.99%, 4.6566% 1/25/2035 (b)(c)(d)	4,548,000	4,549,696
Nassau Ltd Series 2026-1A Class B1RR, CME Term SOFR 3 month Index + 1.6%, 0% 1/15/2035 (b)(c)(d)	680,000	680,000
Neuberger Berman Loan Advisers CLO 45 Ltd Series 2025-45A Class AR, CME Term SOFR 3 month Index + 1.06%, 4.729% 10/14/2036 (b)(c)(d)	9,790,000	9,796,089
Northwoods Capital Ltd Series 2025-27A Class BR, CME Term SOFR 3 month Index + 1.8%, 5.4804% 10/17/2034 (b)(c)(d)	1,230,000	1,230,225
Oaktree CLO Ltd Series 2025-2A Class AR, CME Term SOFR 3 month Index + 0.97%, 4.6431% 1/15/2035 (b)(c)(d)	5,000,000	4,990,210
Octagon 57 Ltd Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.07%, 4.7431% 10/15/2034 (b)(c)(d)	8,800,000	8,805,940
OHA Credit Funding 22 Ltd Series 2025-22A Class A1, CME Term SOFR 3 month Index + 1.33%, 5.0052% 7/20/2038 (b)(c)(d)	7,453,000	7,457,420
Ozlm Xix Ltd Series 2026-19A Class A1R3, CME Term SOFR 3 month Index + 1%, 4.6731% 1/15/2035 (b)(c)(d)	635,000	634,704
Palmer Square Loan Funding Ltd / Palmer Square Loan Funding LLC Series 2025-2A Class A1, CME Term SOFR 3 month Index + 0.94%, 4.6131% 7/15/2033 (b)(c)(d)	9,809,253	9,808,959
Palmer Square Loan Funding Ltd Series 2026-1A Class A1, CME Term SOFR 3 month Index + 1%, 4.6944% 7/15/2034 (b)(c)(d)	12,350,000	12,369,797
Pstat Series 2026-2A Class A2R, CME Term SOFR 3 month Index + 1.15%, 4.8231% 1/15/2033 (b)(c)(d)	1,000,000	999,661
Rockford Tower CLO Ltd Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.2%, 4.8752% 7/20/2035 (b)(c)(d)	1,400,000	1,400,336
Romark Clo LLC Series 2025-5A Class AR, CME Term SOFR 3 month Index + 1.19%, 4.8631% 1/15/2035 (b)(c)(d)	1,430,000	1,429,947
RR Ltd Series 2025-16A Class A1R, CME Term SOFR 3 month Index + 1.05%, 4.7231% 7/15/2036 (b)(c)(d)	11,619,000	11,626,576
Sound Point CLO Xxxi Ltd Series 2026-3AR Class AR, CME Term SOFR 3 month Index + 1.07%, 0% 10/25/2034 (b)(c)(d)	835,000	835,000
Symphony CLO 43 Ltd Series 2026-43AR Class A1R, CME Term SOFR 3 month Index + 1.23%, 0% 4/15/2037 (b)(c)(d)	490,000	490,000
Thayer Park CLO Ltd Series 2025-1A Class BRR, CME Term SOFR 3 month Index + 1.95%, 5.6252% 4/20/2034 (b)(c)(d)	750,000	750,225
Trinitas CLO X Ltd Series 2025-10A Class AR2, CME Term SOFR 3 month Index + 1.14%, 4.8131% 1/15/2035 (b)(c)(d)	1,400,000	1,397,992
Voya CLO Ltd / Voya CLO LLC Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.9252% 4/20/2035 (b)(c)(d)	6,146,000	6,151,353
Voya CLO Ltd Series 2024-2A Class AR, CME Term SOFR 3 month Index + 1.2%, 4.8752% 7/20/2032 (b)(c)(d)	4,593,174	4,596,724
Wind River CLO Ltd Series 2026-1AR Class ARR, CME Term SOFR 3 month Index + 1.15%, 0% 7/20/2035 (b)(c)(d)	1,255,000	1,255,000
Wind River CLO Ltd Series 2026-1AR Class B1RR, CME Term SOFR 3 month Index + 1.5%, 0% 7/20/2035 (b)(c)(d)	1,040,000	1,040,000
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		232,733,893
UNITED STATES - 4.1%
37 Capital CLO 4 Ltd Series 2025-2A Class AR, CME Term SOFR 3 month Index + 1.09%, 4.7631% 4/15/2035 (b)(c)(d)	2,500,000	2,497,138
Affirm Asset Securitization Trust Series 2025-X2 Class A, 4.45% 10/15/2030 (d)	3,495,706	3,499,115
Affirm Master Trust Series 2025-2A Class A, 4.67% 7/15/2033 (d)	245,000	245,977
Affirm Master Trust Series 2026-1A Class A, 4.37% 2/15/2034 (d)	4,977,000	4,949,375
AFFRM Series 2026-X1 Class A, 4.27% 4/15/2031 (d)	11,295,000	11,297,431
AFFRM Series 2026-X1 Class B, 4.59% 4/15/2031 (d)	100,000	99,987
AFFRM Series 2026-X1 Class C, 4.82% 4/15/2031 (d)	105,000	104,957
Ally Auto Receivables Trust Series 2024-1 Class A3, 5.08% 12/15/2028	593,355	595,899
Ally Bank/UT Series 2024-A Class B, 5.827% 5/17/2032 (d)	458,879	464,679
Ally Bank/UT Series 2024-B Class A2, 4.97% 9/15/2032 (d)	810,783	815,614
Ally Bank/UT Series 2024-B Class B, 5.117% 9/15/2032 (d)	134,358	135,024
Ally Bank/UT Series 2025-B Class B, 4.501% 9/15/2033 (d)	320,838	320,270
Ally Bank/UT Series 2025-B Class C, 4.697% 9/15/2033 (d)	278,823	278,275
Ally Bank/UT Series 2025-B Class D, 4.942% 9/15/2033 (d)	1,092,375	1,089,934
Ally Bank/Utah Series 2026-A Class A2, 4.582% 3/15/2034 (d)	565,000	565,328
Ally Bank/Utah Series 2026-A Class C, 4.856% 3/15/2034 (d)	250,000	250,142
Ally Bank/Utah Series 2026-A Class D, 5.248% 3/15/2034 (d)	250,000	250,142
Amur Equipment Finance Receivables Xi LLC Series 2022-2A Class C, 6.27% 1/22/2029 (d)	675,000	677,747
Amur Equipment Finance Receivables XV LLC Series 2025-1A Class A2, 4.7% 9/22/2031 (d)	4,426,139	4,448,586
Applebee's Funding LLC / IHOP Funding LLC Series 2023-1A Class A2, 7.824% 3/5/2053 (d)	995,000	1,004,857
Arbys Funding LLC Series 2020-1A Class A2, 3.237% 7/30/2050 (d)	563,615	551,219
ARI Fleet Lease Trust Series 2024-B Class A3, 5.26% 4/15/2033 (d)	755,000	763,896
ARI Fleet Lease Trust Series 2026-A Class A2, 3.96% 11/15/2034 (d)	4,830,000	4,813,295
Ari Fleet Lease Trust Series 2026-B Class B, 4.74% 2/15/2035 (d)	130,000	129,643
Ari Fleet Lease Trust Series 2026-B Class C, 4.9% 2/15/2035 (d)	100,000	99,693
AutoNation Finance Trust Series 2026-1A Class A3, 4.03% 8/12/2030 (d)	1,703,000	1,694,864
Auxilior Term Funding LLC Series 2023-1A Class A2, 6.18% 12/15/2028 (d)	5,211	5,215
Avis Budget Rental Car Funding AESOP LLC Series 2024-3A Class B, 5.58% 12/20/2030 (d)	500,000	505,094
Avis Budget Rental Car Funding AESOP LLC Series 2025-1A Class A, 4.8% 8/20/2029 (d)	1,384,000	1,387,476
Avis Budget Rental Car Funding AESOP LLC Series 2025-3A Class A, 4.17% 2/20/2030 (d)	4,336,000	4,279,786
Bank of America Credit Card Master Trust Series 2026-A1 Class A, 4.22% 4/15/2031	10,788,000	10,761,799
Battalion CLO XIX Ltd Series 2026-19A Class BR, CME Term SOFR 3 month Index + 1.6%, 5.2147% 4/15/2034 (b)(c)(d)	1,040,000	1,040,472
BofA Auto Trust Series 2024-1A Class A3, 5.35% 11/15/2028 (d)	316,189	318,167
Bridgecrest Lending Auto Securitization Trust Series 2026-2 Class C, 4.88% 2/17/2032	300,000	299,366
CarMax Auto Owner Trust Series 2024-3 Class A3, 4.89% 7/16/2029	4,382,844	4,407,787
CarMax Auto Owner Trust Series 2026-2 Class A3, 4.22% 6/16/2031	8,360,000	8,321,154
CarMax Auto Owner Trust Series 2026-2 Class C, 4.75% 6/15/2032	980,000	973,448
Carmax Select Receivables Trust Series 2025-B Class C, 4.83% 6/16/2031	560,000	559,293
Carvana Auto Receivables Trust Series 2024-N1 Class C, 5.8% 5/10/2030 (d)	1,180,000	1,194,201
Carvana Auto Receivables Trust Series 2024-N2 Class C, 5.82% 9/10/2030 (d)	180,000	182,626
Carvana Auto Receivables Trust Series 2025-P2 Class A3, 4.55% 8/12/2030	5,638,000	5,651,953
Carvana Auto Receivables Trust Series 2026-P1 Class B, 4.76% 7/12/2032	100,000	98,711
Carvana Auto Receivables Trust Series 2026-P1 Class C, 5.28% 8/10/2032	480,000	473,673
Carvana Auto Receivables Trust Series 2026-P2 Class A3, 4.77% 4/10/2031	4,320,000	4,337,028
Carvana Auto Receivables Trust Series 2026-P2 Class C, 5.8% 10/12/2032	335,000	337,581
Carvana Auto Receivables Trust Series 2026-P2 Class D, 6.18% 6/12/2034	595,000	600,072
Ccg Receivables Trust Series 2024-1 Class C, 5.22% 3/15/2032 (d)	710,000	716,619
Chase Auto Owner Trust Series 2026-1A Class A3, 4.53% 6/25/2031 (d)	10,000,000	10,014,706
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/2028 (d)	697,039	700,147
Clarus Cap Fdg LLC Series 2026-1A Class A2, 4.52% 11/20/2034 (d)	255,000	254,874
Clarus Cap Fdg LLC Series 2026-1A Class B, 5.01% 11/20/2034 (d)	420,000	418,504
Crossroads Asset Trust Series 2025-A Class C, 5.51% 2/20/2032 (d)	770,000	777,989
CWABS Inc Asset-Backed Certificates Series 2004-2 Class 3A4, CME Term SOFR 1 month Index + 0.6145%, 4.1988% 7/25/2034 (b)(c)	34,051	33,544
Daimler Trucks Retail Trust Series 2024-1 Class A3, 5.49% 12/15/2027	2,297,072	2,308,539
Dell Equipment Finance Trust Series 2023-3 Class A3, 5.93% 4/23/2029 (d)	333,671	334,052
Dell Equipment Finance Trust Series 2024-1 Class C, 5.73% 3/22/2030 (d)	710,000	714,932
Dell Equipment Finance Trust Series 2024-1 Class D, 6.12% 9/23/2030 (d)	595,000	599,600
Dell Equipment Finance Trust Series 2026-1A Class C, 4.8% 12/22/2031 (d)	100,000	99,669
Dell Equipment Finance Trust Series 2026-1A Class D, 5.19% 11/22/2032 (d)	100,000	99,786
Dext ABS LLC Series 2025-1 Class D, 5.65% 2/15/2036 (d)	1,215,000	1,227,785
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (d)	252,497	254,372
DLLAD Series 2024-1A Class A3, 5.3% 7/20/2029 (d)	486,000	491,845
Domino's Pizza Master Issuer LLC Series 2017-1A Class A23, 4.118% 7/25/2047 (d)	7,005,820	6,963,368
Drive Auto Receivables Trust Series 2024-2 Class C, 4.67% 5/17/2032	750,000	753,133
Drive Auto Receivables Trust Series 2025-2 Class D, 4.9% 12/15/2032	1,621,000	1,609,142
Driven Brands Fdg LLC / Driven Brands CDA Fdg Corp Series 2021-1A Class A2, 2.791% 10/20/2051 (d)	698,694	648,517
Elara HGV Timeshare Issuer LLC Series 2023-A Class A, 6.16% 2/25/2038 (d)	645,496	660,817
Elara Hgv Timeshare Issuer LLC Series 2025-A Class A, 4.54% 1/25/2040 (d)	1,279,690	1,267,790
Enterprise Fleet Financing LLC Series 2024-3 Class A3, 4.98% 8/21/2028 (d)	5,200,000	5,236,832
Enterprise Fleet Financing LLC Series 2024-4 Class A3, 4.56% 11/20/2028 (d)	1,894,000	1,900,810
Enterprise Fleet Financing LLC Series 2025-1 Class A3, 4.82% 2/20/2029 (d)	5,165,000	5,201,509
Enterprise Fleet Financing LLC Series 2026-2 Class A2, 4.33% 2/20/2029 (d)	15,520,000	15,523,371
Enterprise Fleet Financing LLC Series 2026-2 Class A3, 4.51% 6/20/2030 (d)	180,000	179,926
Enterprise Fleet Financing LLC Series 2026-2 Class A4, 4.59% 1/20/2033 (d)	190,000	189,892
ESART Series 2026-1 Class B, 4.99% 10/15/2032	105,000	105,399
ESART Series 2026-1 Class C, 5.37% 10/15/2032	230,000	231,161
Exeter Automobile Receivables Trust Series 2025-4A Class A3, 4.39% 9/17/2029	6,328,000	6,338,156
Exeter Automobile Receivables Trust Series 2026-2A Class C, 4.91% 8/16/2032	600,000	597,981
Exeter Select Automobile Receivables Trust Series 2025-2 Class A3, 4.43% 8/15/2030	600,000	600,889
FIGRE Trust Series 2026-HF3 Class A1A, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0121% 3/25/2056 (b)(c)(d)	1,304,677	1,308,702
Flatiron CLO 23 LLC Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.24%, 4.9204% 4/17/2036 (b)(c)(d)	9,475,000	9,477,615
Flatiron RR CLO 22 LLC Series 2025-2A Class AR, CME Term SOFR 3 month Index + 0.91%, 4.5831% 10/15/2034 (b)(c)(d)	8,639,000	8,634,698
Focus Brands Fdg LLC / Jamba Juice Fdg LLC Series 2023-2 Class A2, 8.241% 10/30/2053 (d)	78,000	81,099
Ford Credit Auto Owner Trust Series 2023-A Class B, 5.07% 1/15/2029	500,000	503,221
Ford Credit Auto Owner Trust Series 2023-B Class A3, 5.23% 5/15/2028	1,246,783	1,252,265
Ford Credit Auto Owner Trust Series 2024-D Class A3, 4.61% 8/15/2029	3,609,000	3,626,199
Ford Credit Auto Owner Trust Series 2026-A Class B, 4.34% 4/15/2032	230,000	228,028
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class B, 5.48% 4/15/2029 (d)	7,670,000	7,743,262
Fordf Series 2025-1 Class A1, 4.63% 4/15/2030	5,785,000	5,811,514
Fordf Series 2025-1 Class B, 4.84% 4/15/2030	2,915,000	2,930,891
GM Financial Automobile Leasing Trust Series 2026-1 Class B, 4.12% 1/22/2030	70,000	69,430
GMF Floorplan Owner Revolving Trust Series 2024-4A Class A1, 4.73% 11/15/2029 (d)	2,013,000	2,026,263
GreatAmerica Leasing Receivables Funding LLC Series 2026-1 Class C, 5.44% 5/15/2034 (d)	15,000	15,108
GreenSky Home Improvement Issuer Trust Series 2025-2A Class A2, 4.93% 6/25/2060 (d)	212,033	212,662
Hardee's Funding LLC / Carl's Jr Funding LLC Series 2020-1A Class A2, 3.981% 12/20/2050 (d)	540,075	522,416
Hardee's Funding LLC / Carl's Jr Funding LLC Series 2021-1A Class A2, 2.865% 6/20/2051 (d)	1,633,538	1,523,577
Hardee's Funding LLC / Carl's Jr Funding LLC Series 2024-1A Class A2, 7.253% 3/20/2054 (d)	640,718	652,621
HPEFS Equipment Trust Series 2024-1A Class D, 5.82% 11/20/2031 (d)	510,000	515,050
Huntington Bank Auto Credit-Linked Notes Series 2025-2 Class B2, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8251% 9/20/2033 (b)(c)(d)	186,015	186,501
Huntington Bank Auto Credit-Linked Notes Series 2026-1 Class B1, 4.503% 2/20/2034 (d)	258,174	256,199
Hyundai Auto Receivables Trust Series 2025-B Class A3, 4.36% 12/17/2029	10,358,000	10,376,229
Hyundai Auto Receivables Trust Series 2025-B Class C, 4.92% 7/15/2032	380,000	380,918
Hyundai Auto Receivables Trust Series 2026-A Class C, 4.31% 6/15/2033	90,000	88,442
JP Morgan Mortgage Trust Series 2026-HE1 Class A1, U.S. 30-Day Avg. SOFR Index + 1.25%, 4.8751% 9/20/2056 (b)(c)(d)	702,009	704,516
Juniper Valley Park CLO LLC Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1.08%, 4.7552% 7/20/2036 (b)(c)(d)	8,166,000	8,171,308
M&T Bank Auto Receivables Trust Series 2026-1A Class A3, 4.66% 6/16/2031 (d)	12,460,000	12,511,739
Marlette Funding Trust Series 2025-1A Class A, 4.75% 7/16/2035 (d)	126,186	126,275
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (d)	894,005	899,181
Merchants Fleet Funding LLC Series 2025-1A Class A, 4.49% 1/20/2039 (d)	2,915,000	2,916,830
MVW LLC Series 2026-1A Class B, 4.97% 3/20/2043 (d)	359,676	357,950
Navient Education Loan Trust Series 2026-A Class A, 4.86% 9/15/2056 (d)	270,000	269,163
Navient Private Education Refi Loan Trust Series 2024-A Class A, 5.66% 10/15/2072 (d)	329,407	332,951
Navient Refinance Loan Trust Series 2026-A Class A, 4.5% 1/18/2056 (d)	148,760	146,220
Navient Student Loan Trust Series 2023-A Class A, 5.51% 10/15/2071 (d)	578,032	588,083
Nissan Auto Receivables Owner Trust Series 2023-B Class A3, 5.93% 3/15/2028	985,556	990,588
NMEF Funding LLC Series 2025-B Class D, 5.47% 1/18/2033 (d)	875,000	876,586
NMEF Funding LLC Series 2026-A Class C, 4.71% 2/15/2034 (d)	100,000	99,281
Nslt Afl Series 2021-BA Class AFX, 1.42% 4/20/2062 (d)	126,634	120,479
Octane Receivables Trust Series 2024-3A Class A2, 4.94% 5/20/2030 (d)	262,908	263,890
Octane Receivables Trust Series 2024-RVM1 Class A, 5.01% 1/22/2046 (d)	992,336	999,271
Octane Receivables Trust Series 2024-RVM1 Class D, 6.3% 1/22/2046 (d)	825,000	840,706
Octane Receivables Trust Series 2025-RVM1 Class B, 4.83% 12/20/2046 (d)	325,000	322,078
Octane Receivables Trust Series 2025-RVM1 Class C, 5.26% 12/20/2046 (d)	1,000,000	992,134
Oportun Issuance Trust Series 2025-B Class A, 4.88% 5/9/2033 (d)	4,985,000	4,989,299
Oportun Issuance Trust Series 2025-C Class A, 4.49% 7/8/2033 (d)	2,029,000	2,021,785
Optn Series 2026-A Class A, 4.32% 1/9/2034 (d)	674,000	668,810
PEAC Solutions Receivables LLC Series 2026-1A Class A2, 4.27% 10/20/2028 (d)	1,960,000	1,955,076
Pk Alift Loan Funding 7 LP Series 2025-2 Class A, 4.75% 3/15/2043 (d)	2,339,598	2,306,176
Post Road Equipment Finance LLC Series 2026-1A Class B, 4.91% 2/15/2033 (d)	100,000	99,747
Post Road Equipment Finance LLC Series 2026-1A Class C, 5.12% 6/15/2033 (d)	675,000	674,972
Post Road Equipment Finance Series 2024-1A Class B, 5.58% 10/15/2030 (d)	925,000	928,435
RCKT Mortgage Trust Series 2025-1A Class A, 4.9% 7/25/2034 (d)	259,592	260,059
RCKTL Series 2025-2A Class A, 4.48% 11/27/2034 (d)	604,588	605,321
Reach ABS Trust Series 2025-2A Class A, 4.93% 8/18/2032 (d)	1,412,456	1,417,219
Reach ABS Trust Series 2026-2A Class A, 4.34% 2/15/2035 (d)	2,300,000	2,299,935
RKTL Series 2026-1A Class A, 4.07% 2/26/2035 (d)	2,945,179	2,942,113
Saif Securitization Trust Series 2026-CES1 Class A1A, 5.399% 2/25/2056 (b)(d)	526,830	525,540
Santander Bank Auto Credit Linked Notes Series 2024-B Class B, 4.965% 1/18/2033 (d)	177,921	178,723
Santander Drive Auto Receivables Trust Series 2026-1 Class A3, 3.93% 7/15/2030	145,000	143,983
SEB Funding LLC Series 2026-1A Class A2, 6.665% 1/30/2056 (d)	960,000	951,435
SFS Auto Receivables Securitization Trust Series 2023-1A Class B, 5.71% 1/22/2030 (d)	100,000	101,422
SFS Auto Receivables Securitization Trust Series 2023-1A Class C, 5.97% 2/20/2031 (d)	100,000	101,775
SFS Auto Receivables Securitization Trust Series 2024-1A Class C, 5.51% 1/20/2032 (d)	1,530,000	1,553,660
SFS Auto Receivables Securitization Trust Series 2025-3A Class B, 4.44% 11/20/2031 (d)	845,000	839,314
SFS Auto Receivables Securitization Trust Series 2026-1A Class C, 4.46% 11/21/2033 (d)	345,000	338,741
Sfuel Series 2025-BA Class C, 4.71% 1/22/2030 (d)	725,000	723,177
SoFi Consumer Loan Program Trust Series 2025-3 Class A, 4.47% 8/15/2034 (d)	1,073,003	1,074,687
Sonic Capital LLC Series 2020-1A Class A2I, 3.845% 1/20/2050 (d)	263,900	261,719
Sonic Capital LLC Series 2020-1A Class A2II, 4.336% 1/20/2050 (d)	589,063	561,448
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-CA Class A3, 4.11% 4/20/2029 (d)	6,226,000	6,191,738
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-CA Class C, 4.44% 8/20/2030 (d)	720,000	712,793
Stellantis Financial Underwritten Enhanced Lease Trust Series 2026-AA Class A3, 4.35% 11/20/2029 (d)	11,542,000	11,511,394
Stellantis Financial Underwritten Enhanced Lease Trust Series 2026-AA Class B, 4.61% 4/22/2030 (d)	1,000,000	997,296
Stellantis Financial Underwritten Enhanced Lease Trust Series 2026-AA Class C, 4.8% 12/20/2030 (d)	435,000	433,595
Systima Capital Management LLC Series 2026-RVM1 Class B1, 4.959% 12/25/2046 (d)	380,763	375,474
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 month Index + 0.9745%, 4.5588% 9/25/2034 (b)(c)	49,575	53,974
Tesla Electric Vehicle Trust Series 2023-1 Class A3, 5.38% 6/20/2028 (d)	1,802,968	1,813,264
USAA Auto Owner Trust Series 2025-1A Class A3, 4.49% 6/17/2030 (d)	2,744,000	2,752,841
Verizon Master Trust Series 2023-4 Class A1A, 5.16% 6/20/2029	6,167,000	6,171,362
Verizon Master Trust Series 2024-6 Class C, 4.67% 8/20/2030	600,000	599,445
Verizon Master Trust Series 2024-8 Class A1A, 4.62% 11/20/2030	8,656,000	8,706,246
Verizon Master Trust Series 2025-2 Class C, 5.34% 1/20/2033 (d)	418,000	423,171
Vista PT Securitization Trust Series 2026-CES2 Class A1, 5.418% 5/25/2056 (d)	461,250	460,930
Volkswagen Auto Loan Enhanced Trust Series 2023-2 Class A3, 5.48% 12/20/2028	2,729,831	2,753,602
Volkswagen Auto Loan Enhanced Trust Series 2024-1 Class A3, 4.63% 7/20/2029	8,713,000	8,756,088
Wells Fargo Card Issuance Trust Series 2024-A2 Class A, 4.29% 10/15/2029	9,636,000	9,661,048
Wheels Fleet Lease Funding LLC Series 2023-2A Class A, 6.46% 8/18/2038 (d)	98,964	99,794
Wheels Fleet Lease Funding LLC Series 2025-2A Class A1, 4.41% 5/18/2040 (d)	9,933,434	9,936,010
Wheels Fleet Lease Funding LLC Series 2025-3A Class B, 4.44% 9/18/2040 (d)	210,000	207,799
World Omni Auto Trust Series 2024-C Class A3, 4.43% 12/17/2029	4,612,524	4,624,025
World Omni Automobile Lease Securitization Trust Series 2026-A Class B, 4.43% 4/15/2030	600,000	595,317
World Omni Select Auto Trust Series 2025-A Class A3, 4.08% 8/15/2031	1,396,000	1,383,577
Yamaha Motor Master Trust II Series 2026-A Class B, 4.64% 4/15/2031 (d)	100,000	99,446
Yamaha Motor Master Trust II Series 2026-A Class C, 4.89% 4/15/2031 (d)	100,000	99,470
TOTAL UNITED STATES		353,330,054
TOTAL ASSET-BACKED SECURITIES (Cost $612,628,451)		612,669,635

Bank Notes - 0.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.2%
Financials - 0.2%
Banks - 0.2%
Morgan Stanley Bank NA 4.788% 5/10/2030 (b)	250,000	250,708
Morgan Stanley Bank NA 5.016% 1/12/2029 (b)	5,358,000	5,400,507
US Bank NA/Cincinnati OH 4.535% 5/20/2029 (b)	15,300,000	15,305,211

TOTAL UNITED STATES		20,956,426
TOTAL BANK NOTES (Cost $20,949,890)		20,956,426

Collateralized Mortgage Obligations - 0.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.5%
Angel Oak Mortgage Trust 2026-2 Series 2026-2 Class A1FC, 4.628% 2/25/2071 (b)(d)	3,585,138	3,555,009
Angel Oak Mortgage Trust Series 2021-8 Class A1, 1.82% 11/25/2066 (d)	1,585,879	1,409,218
BINOM Mortgage Loan Trust Series 2026-NQM1 Class A1, 5.06% 2/25/2066 (b)(d)	108,843	108,136
BINOM Mortgage Loan Trust Series 2026-NQM1 Class A2, 5.314% 2/25/2066 (b)(d)	202,845	201,736
Bravo Residential Fdg Trust Series 2026-NQM4 Class A1, 5.183% 3/25/2066 (b)(d)	191,790	191,398
BRAVO Residential Funding Trust 2023-NQM7 Series 2023-NQM7 Class A1, 7.13% 9/25/2063 (b)(d)	395,431	397,242
BRAVO Residential Funding Trust Series 2026-NQM3 Class A1FC, 4.922% 11/25/2065 (d)(h)	2,211,037	2,204,854
BRAVO Residential Funding Trust Series 2026-NQMR1 Class A1, 5.395% 8/25/2062 (b)(d)	421,417	420,630
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (b)(d)	582,298	582,298
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (b)(d)	295,541	294,575
CLIP Trust Series 2026-NQM1 Class A1, 5.221% 5/25/2071 (b)(d)	273,175	271,978
CLIP Trust Series 2026-NQM1 Class A2, 5.474% 5/25/2071 (d)	233,441	232,893
COLT Funding LLC Series 2026-3 Class A1, 5.119% 5/25/2071 (b)(d)	100,000	99,571
Connecticut Avenue Securities Trust Series 2023-R03 Class 2M1, U.S. 30-Day Avg. SOFR Index + 2.5%, 6.1121% 4/25/2043 (b)(c)(d)	670,849	675,928
Connecticut Avenue Securities Trust Series 2024-R03 Class 2M1, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.7621% 3/25/2044 (b)(c)(d)	385,092	385,091
Connecticut Avenue Securities Trust Series 2026-R02 Class 1M1, U.S. 30-Day Avg. SOFR Index + 1.05%, 4.6621% 2/25/2046 (b)(c)(d)	342,327	342,225
Cross Mortgage Trust Series 2025-H7 Class A1, 4.934% 9/25/2070 (d)	571,883	569,096
Cross Mortgage Trust Series 2026-NQM3 Class A1, 5.125% 3/25/2071 (b)(d)	465,212	462,767
Cross Mortgage Trust Series 2026-NQM6 Class A2, 5.521% 5/25/2071 (d)	119,146	118,908
Deephaven Residential Mortgage Trust Series 2026-INV2 Class A1, 5.483% 2/25/2071 (b)(d)	277,866	278,062
EFMT Series 2026-NQM1 Class A1F, 4.8121% 2/25/2071 (b)(d)	383,373	383,066
EFMT Series 2026-NQM4 Class A1, 5.466% 4/25/2071 (b)(d)	1,453,668	1,458,341
EFMT Series 2026-NQM4 Class A2, 5.669% 4/25/2071 (d)	1,550,904	1,553,214
EFMT Series 2026-NQM5 Class A1F, 4.9435% 6/25/2071 (d)	1,040,000	1,040,023
Fannie Mae Guaranteed REMIC Series 2001-40 Class Z, 6% 8/25/2031	5,977	6,062
Fannie Mae Guaranteed REMIC Series 2015-27 Class KF, U.S. 30-Day Avg. SOFR Index + 0.4145%, 4.0266% 5/25/2045 (b)(c)	464,633	460,703
Fannie Mae Guaranteed REMIC Series 2016-42 Class FL, U.S. 30-Day Avg. SOFR Index + 0.4645%, 4.0766% 7/25/2046 (b)(c)	442,992	442,796
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3949 Class MK, 4.5% 10/15/2034	64,824	64,496
Freddie Mac STACR REMIC Trust Series 2022-DNA2 Class M1B, U.S. 30-Day Avg. SOFR Index + 2.4%, 6.0121% 2/25/2042 (b)(c)(d)	307,830	310,512
Freddie Mac STACR REMIC Trust Series 2026-DNA1 Class M1, U.S. 30-Day Avg. SOFR Index + 1%, 4.6121% 2/25/2046 (b)(c)(d)	349,413	349,048
GCAT Trust Series 2021-NQM7 Class A1, 1.915% 8/25/2066 (d)	706,064	660,973
GCAT Trust Series 2026-NQM2 Class A1, 5.449% 2/25/2071 (b)(d)	653,700	654,420
HOMES 2026-AFC1 Trust Series 2026-AFC1 Class A1, 4.846% 2/25/2061 (b)(d)	377,884	373,822
HOMES Trust Series 2025-AFC3 Class A1, 4.932% 8/25/2060 (b)(d)	797,201	793,244
HOMES Trust Series 2026-NQM2 Class A1, 5.488% 1/25/2071 (b)(d)	481,699	482,580
Legacy Mortgage Asset Trust Series 2021-GS5 Class A1, 6.25% 7/25/2067 (b)(d)	1,885,854	1,894,113
MAST LLC Series 2026-R01 Class 2A1, U.S. 30-Day Avg. SOFR Index + 0.85%, 4.4621% 1/25/2046 (b)(c)(d)	644,498	644,401
MAST LLC Series 2026-R01 Class 2M1, U.S. 30-Day Avg. SOFR Index + 1%, 4.6121% 1/25/2046 (b)(c)(d)	787,328	787,411
MFA 2023-NQM4 Trust Series 2023-NQM4 Class A1, 6.105% 12/25/2068 (d)	256,682	257,416
MFA Trust Series 2023-INV2 Class A1, 6.775% 10/25/2058 (d)(h)	139,171	139,424
Morgan Stanley Residential Mortgage Loan Trust Series 2026-NQM4 Class A1, 5.075% 3/25/2071 (b)(d)	171,673	170,426
Morgan Stanley Residential Mortgage Loan Trust Series 2026-NQM4 Class A2, 5.4% 3/25/2071 (d)	152,053	151,474
New Residential Mortgage Loan Trust Series 2026-NQM6 Class A1, 5.293% 5/25/2066 (b)(d)	834,270	831,970
NRZT Series 2025-NQM6 Class A1, 5.085% 10/25/2065 (b)(d)	571,667	570,434
NYMT Loan Trust Series 2025-INV1 Class A1, 5.402% 4/25/2060 (d)	585,440	587,195
NYMT Loan Trust Series 2026-INV2 Class A1, 5.475% 4/25/2061 (b)(d)	248,997	249,133
NYMT Loan Trust Series 2026-INV3 Class A1, 5.307% 6/27/2061 (b)(d)	1,030,000	1,029,998
OBX Trust Series 2025-NQM23 Class A1, 4.872% 10/25/2065 (b)(d)	795,016	788,629
OBX Trust Series 2026-HYB1 Class A1B, 3.421% 2/25/2055 (b)(d)	1,345,000	1,302,446
OBX Trust Series 2026-NQM5 Class A1, 5.321% 1/25/2066 (b)(d)	349,224	348,985
OBX Trust Series 2026-R1 Class A1, 4.884% 1/25/2063 (b)(d)	669,860	662,217
Oceanview Mortgage Loan Trust Series 2020-1 Class A1A, 1.7329% 5/28/2050 (d)	367,414	349,360
Ocwen Loan Investment Trust Series 2024-HB1 Class A, 3% 2/25/2037 (d)	50,221	49,638
Ocwen Loan Investment Trust Series 2025-HB1 Class A, 3% 6/25/2038 (b)(d)	930,573	913,363
Ocwen Loan Investment Trust Series 2025-HB2 Class A, 3% 11/25/2038 (b)(d)	428,142	418,423
Ocwen Loan Investment Trust Series 2026-HB2 Class A, 3% 5/25/2039 (b)(d)	2,555,000	2,502,878
Onslow Bay Financial Series 2026-NQM4 Class A1, 5.173% 2/25/2066 (b)(d)	250,098	249,120
Onslow Bay Financial Series 2026-NQM4 Class A1B, 5.173% 2/25/2066 (d)	98,078	97,457
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (b)(d)	2,809,346	2,734,479
Roc Mortgage Trust Series 2024-RTL1 Class A1, 5.589% 10/25/2039 (d)	375,000	375,492
Sequoia Mortgage Trust Series 2004-6 Class A3B, CME Term SOFR 6 month Index + 1.3083%, 4.9277% 7/20/2034 (b)(c)	337	315
SG Residential Mortgage Trust Series 2026-3 Class A1, 5.188% 4/25/2066 (b)(d)	179,102	178,385
SG Residential Mortgage Trust Series 2026-3 Class A2, 5.492% 4/25/2066 (d)	124,377	124,131
Spruce Hill Mortgage Loan Trust Series 2022-SH1 Class A1A, 4.1% 7/25/2057 (d)(h)	570,048	568,413
Verus Securitization Trust Series 2026-R2 Class A1FC, 5.282% 10/25/2067 (d)(h)	5,583,217	5,594,013
Verus Series 2026-R3 Class A1, 5.19% 2/27/2068 (b)(d)	499,293	497,554
TOTAL UNITED STATES		46,903,608
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $46,931,891)		46,903,608

Commercial Mortgage Securities - 1.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.5%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 5.3706% 6/15/2040 (b)(c)(d)	11,525,000	11,571,820
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (d)	631,636	617,545
BANK5 Series 2026-5YR20 Class AS, 5.336% 2/15/2059	750,000	753,340
BANK5 Series 2026-5YR21 Class A3, 5.525% 4/15/2059	160,000	164,310
Benchmark Mortgage Trust Series 2021-B31 Class A1, 1.357% 12/15/2054	391,033	387,834
Benchmark Mortgage Trust Series 2026-B43 Class A1, 4.6544% 4/15/2063	225,000	224,453
BLOX Trust Series 2021-BLOX Class A, CME Term SOFR 1 month Index + 1.1145%, 4.7425% 9/15/2026 (b)(c)(d)	1,860,000	1,853,770
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 4.9692% 3/15/2041 (b)(c)(d)	1,701,634	1,703,761
BMO Mortgage Trust Series 2026-5C14 Class A3, 5.2094% 3/15/2059	490,000	496,442
BMP Commercial Mortgage Trust Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 4.999% 6/15/2041 (b)(c)(d)	1,859,000	1,860,162
Bridge Commercial Mortgage Trust Series 2026-MF Class A, CME Term SOFR 1 month Index + 1.25%, 4.85% 6/15/2039 (b)(c)(d)	13,692,000	13,692,000
BX 2025-DIME Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 4.7771% 2/15/2035 (b)(c)(d)	6,355,000	6,323,225
BX 2025-ROIC Trust Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 4.7709% 3/15/2030 (b)(c)(d)	13,532,959	13,511,826
BX Commercial Mortgage 2025 Trust Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.0705% 4/15/2040 (b)(c)(d)	5,710,939	5,714,508
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 4.4306% 10/15/2036 (b)(c)(d)	1,851,000	1,850,422
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 4.9199% 12/15/2039 (b)(c)(d)	1,031,124	1,033,058
BX Commercial Mortgage Trust Series 2024-MDHS Class A, 5.2684% 5/15/2041 (b)(d)	2,551,128	2,553,520
BX Commercial Mortgage Trust Series 2026-XL6 Class A, CME Term SOFR 1 month Index + 1.2%, 4.8271% 3/15/2043 (b)(c)(d)	2,984,958	2,981,227
BX Series 2026-CLS Class B, CME Term SOFR 1 month Index + 1.7%, 5.3271% 5/15/2043 (b)(c)(d)	100,000	100,062
BX Series 2026-CLS Class C, CME Term SOFR 1 month Index + 2.35%, 5.9771% 5/15/2043 (b)(c)(d)	100,000	100,375
BX Trust Series 2021-ACNT Class A, CME Term SOFR 1 month Index + 0.9645%, 4.5915% 11/15/2038 (b)(c)(d)	1,249,925	1,250,646
BX Trust Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.069% 4/15/2041 (b)(c)(d)	2,731,019	2,734,433
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.0691% 2/15/2039 (b)(c)(d)	2,065,089	2,070,168
BX Trust Series 2026-ALOHA Class A, 4.9771% 4/15/2043 (b)(d)	2,753,000	2,752,999
BX Trust Series 2026-CIP Class A, CME Term SOFR 1 month Index + 1.2%, 4.85% 5/15/2038 (b)(c)(d)	7,127,000	7,144,818
BX Trust Series 2026-LP3 Class A, 5.0071% 4/15/2043 (d)	3,482,987	3,492,783
BX Trust Series 2026-PNDA Class B, CME Term SOFR 1 month Index + 1.5%, 5.15% 5/15/2043 (b)(c)(d)	230,000	230,647
CF Hippolyta Issuer LLC Series 2020-1 Class A1, 1.69% 7/15/2060 (d)	2,904,072	2,426,088
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (d)	1,767,048	1,406,207
CSAIL Commercial Mortgage Trust Series 2018-CX12 Class ASB, 4.1628% 8/15/2051	737,773	728,705
DBC Mortgage Trust Series 2025-DBC Class A, CME Term SOFR 1 month Index + 1.35%, 4.978% 11/15/2042 (b)(c)(d)	1,050,000	1,050,328
Extended Stay America Trust Series 2025-ESH Class A, CME Term SOFR 1 month Index + 1.3%, 4.9271% 10/15/2042 (b)(c)(d)	4,270,533	4,275,871
Extended Stay America Trust Series 2026-ESH2 Class A, CME Term SOFR 1 month Index + 1.2%, 4.8271% 2/15/2043 (b)(c)(d)	6,023,461	6,029,108
Grace Trust Series 2020-GRCE Class B, 2.6% 12/10/2040 (d)	750,000	669,223
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-BKWD Class A, CME Term SOFR 1 month Index + 1.6145%, 5.2425% 9/15/2029 (b)(c)(d)	500,173	490,363
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 4.9223% 5/15/2039 (b)(c)(d)	2,787,000	2,679,004
MHP Commercial Mortgage Trust Series 2021-STOR Class A, CME Term SOFR 1 month Index + 0.8145%, 4.4425% 7/15/2038 (b)(c)(d)(i)	812,000	811,493
NYC Commercial Mortgage Trust Series 2025-28L Class C, 5.623% 11/5/2038 (b)(d)	1,655,000	1,656,126
NYC Trust Series 2026-9W57 Class B, 5.3531% 6/6/2040 (b)(d)	820,000	818,786
Penn Commercial Mortgage Trust Series 2025-P11 Class A, 5.5221% 8/10/2042 (b)(d)	750,000	758,674
Plym Commercial Mortgage Trust Series 2026-IND Class A, CME Term SOFR 1 month Index + 1.25%, 4.8771% 3/15/2043 (b)(c)(d)	4,768,000	4,770,980
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 4.87% 12/15/2039 (b)(c)(d)	8,392,000	8,397,253
Texas Coml Mortgage Trust Series 2025-TWR Class A, CME Term SOFR 1 month Index + 1.2931%, 4.9202% 4/15/2042 (b)(c)(d)	800,000	799,998
Wells Fargo Commercial Mortgage Trust Series 2018-C47 Class A3, 4.175% 9/15/2061	1,552,396	1,540,027
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class A, CME Term SOFR 1 month Index + 1.7913%, 5.4184% 10/15/2041 (b)(c)(d)	3,393,000	3,378,884
TOTAL UNITED STATES		129,857,272
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $129,817,293)		129,857,272

Fixed-Income Funds - 5.9%
	Shares	Value ($)
Fidelity Advisor Floating Rate High Income Fund - Class Z (j)	16,621,578	150,259,063
Fidelity SAI Short-Term Treasury Bond Index Fund (j)	36,538,443	365,384,431
TOTAL FIXED-INCOME FUNDS (Cost $518,248,199)		515,643,494

Foreign Government and Government Agency Obligations - 1.2%
		Principal Amount (a)	Value ($)
AUSTRALIA - 0.0%
Australian Commonwealth 4.75% 4/21/2027 (f)	AUD	525,000	377,842
CANADA - 0.5%
Canadian Government 2% 6/1/2028	CAD	13,340,000	9,533,172
Canadian Government 2.25% 6/1/2029	CAD	6,337,000	4,515,520
Canadian Government 2.5% 11/1/2027	CAD	1,790,000	1,294,451
Canadian Government 2.5% 5/1/2028	CAD	6,895,000	4,975,454
Canadian Government 4% 3/1/2029	CAD	12,729,000	9,509,380
Canadian Government 5.75% 6/1/2029 (k)	CAD	1,034,000	811,169
TOTAL CANADA			30,639,146
GERMANY - 0.2%
German Federal Republic 0.25% 2/15/2029 (f)	EUR	5,000,000	5,489,160
German Federal Republic 2.1% 3/15/2028 (f)	EUR	1,280,000	1,481,431
German Federal Republic 2.1% 4/12/2029 (f)	EUR	6,100,000	7,025,252
German Federal Republic 2.1% 4/12/2029 (f)	EUR	470,000	541,593
TOTAL GERMANY			14,537,436
JAPAN - 0.3%
Japan Government 0.1% 3/20/2029	JPY	1,154,050,000	6,971,659
Japan Government 0.1% 6/20/2028	JPY	328,850,000	2,011,714
Japan Government 0.1% 6/20/2028	JPY	27,850,000	170,399
Japan Government 0.1% 9/20/2029	JPY	22,300,000	133,324
Japan Government 0.8% 6/1/2027	JPY	513,400,000	3,213,728
Japan Government 1.3% 2/1/2028	JPY	1,217,250,000	7,642,699
Japan Government 1.9% 3/20/2029	JPY	986,950,000	6,263,993
Japan Government 2.2% 6/20/2029	JPY	356,600,000	2,282,399
TOTAL JAPAN			28,689,915
MULTI-NATIONAL - 0.1%
European Union 2.625% 7/4/2028 (f)	EUR	5,403,000	6,297,385
European Union 2.875% 12/6/2027 (f)	EUR	5,374,000	6,289,843
TOTAL MULTI-NATIONAL			12,587,228
ROMANIA - 0.0%
Romanian Republic 2.125% 3/7/2028 (f)	EUR	1,333,000	1,523,233
Romanian Republic 2.875% 3/11/2029 (f)	EUR	1,910,000	2,177,408
Romanian Republic 5.5% 9/18/2028 (f)	EUR	440,000	534,771
TOTAL ROMANIA			4,235,412
UNITED KINGDOM - 0.1%
United Kingdom of Great Britain and Northern Ireland 0.875% 10/22/2029 (f)	GBP	803,000	969,570
United Kingdom of Great Britain and Northern Ireland 4% 5/22/2029 (f)	GBP	8,405,000	11,235,008
TOTAL UNITED KINGDOM			12,204,578
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $103,440,011)			103,271,557

Non-Convertible Corporate Bonds - 29.3%
		Principal Amount (a)	Value ($)
AUSTRALIA - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
NBN Co Ltd 4.125% 3/15/2029 (f)	EUR	841,000	1,008,532
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Toyota Finance Australia Ltd 0.44% 1/13/2028 (f)	EUR	144,000	161,278
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Woolworths Group Ltd 0.375% 11/15/2028 (f)	EUR	1,789,000	1,956,037
Financials - 0.0%
Banks - 0.0%
National Australia Bank Ltd 4.45% 10/18/2027	AUD	196,000	139,823
National Australia Bank Ltd 4.85% 3/22/2029	AUD	53,000	37,811
			177,634
Financial Services - 0.0%
Cimic Finance Ltd 1.5% 5/28/2029 (f)	EUR	2,780,000	3,044,784
TOTAL FINANCIALS			3,222,418
Health Care - 0.0%
Biotechnology - 0.0%
CSL Finance PLC 3.85% 4/27/2027 (d)		610,000	606,638
Materials - 0.3%
Metals & Mining - 0.3%
Glencore Funding LLC 3.875% 10/27/2027 (d)		5,000,000	4,960,222
Glencore Funding LLC 4.907% 4/1/2028 (d)		2,043,000	2,056,304
Glencore Funding LLC 5.338% 4/4/2027 (d)		11,432,000	11,534,613
TOTAL MATERIALS			18,551,139
TOTAL AUSTRALIA			25,506,042
BELGIUM - 0.1%
Consumer Staples - 0.0%
Food Products - 0.0%
Barry Callebaut Services NV 3.75% 2/19/2028 (f)	EUR	2,200,000	2,580,930
Barry Callebaut Services NV 4% 6/14/2029 (f)	EUR	300,000	355,126
TOTAL CONSUMER STAPLES			2,936,056
Financials - 0.0%
Banks - 0.0%
KBC Group NV 0.125% 1/14/2029 (b)(f)	EUR	100,000	111,372
KBC Group NV 4.875% 4/25/2033 (b)(f)	EUR	1,700,000	2,029,031
KBC Group NV 5.5% 9/20/2028 (b)(f)	GBP	100,000	135,966
TOTAL FINANCIALS			2,276,369
Materials - 0.1%
Chemicals - 0.1%
Solvay SA 3.875% 4/3/2028 (f)	EUR	2,600,000	3,061,820
TOTAL BELGIUM			8,274,245
BERMUDA - 0.0%
Consumer Staples - 0.0%
Beverages - 0.0%
Bacardi Ltd 4.7% 5/15/2028 (d)		1,155,000	1,153,353
Financials - 0.0%
Insurance - 0.0%
Aspen Insurance Holdings Ltd 5.75% 7/1/2030		250,000	257,841
TOTAL BERMUDA			1,411,194
CANADA - 1.7%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
Rogers Communications Inc 3.2% 3/15/2027		880,000	872,252
Rogers Communications Inc 5% 2/15/2029		14,415,000	14,533,469
TOTAL COMMUNICATION SERVICES			15,405,721
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Alimentation Couche-Tard Inc 4.148% 9/29/2028 (d)		6,886,000	6,828,433
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Canadian Natural Resources Ltd 3.85% 6/1/2027		495,000	492,927
Enbridge Inc 4.2% 11/20/2028		4,341,000	4,311,582
Enbridge Inc 4.6% 6/20/2028		1,642,000	1,647,561
Enbridge Inc 5.25% 4/5/2027		3,234,000	3,258,585
Enbridge Inc 5.9% 11/15/2026		2,692,000	2,708,553
Enbridge Inc 6% 11/15/2028		210,000	217,246
South Bow USA Infrastructure Holdings LLC 4.911% 9/1/2027		2,524,000	2,533,381
TransCanada PipeLines Ltd 4.25% 5/15/2028		11,078,000	11,032,552
TOTAL ENERGY			26,202,387
Financials - 1.1%
Banks - 1.1%
Bank of Montreal 4.062% 9/22/2028 (b)		2,600,000	2,587,675
Bank of Montreal 4.338% 3/19/2030 (b)		12,413,000	12,339,073
Bank of Montreal 4.547% 6/2/2029 (b)		12,500,000	12,507,221
Bank of Montreal 4.709% 12/7/2027	CAD	800,000	592,408
Bank of Montreal 5.039% 5/29/2028	CAD	7,049,000	5,276,255
Bank of Nova Scotia/The 3.1% 2/2/2028	CAD	910,000	660,482
Bank of Nova Scotia/The 3.807% 11/15/2028 (b)	CAD	4,725,000	3,453,404
Bank of Nova Scotia/The 4.247% 2/2/2030 (b)		5,900,000	5,840,078
Bank of Nova Scotia/The 4.68% 2/1/2029	CAD	1,230,000	921,155
Bank of Nova Scotia/The 4.932% 2/14/2029 (b)		8,901,000	8,973,558
Bank of Nova Scotia/The 5% 1/14/2029 (b)(f)	GBP	317,000	428,231
Canadian Imperial Bank of Commerce 4.283% 1/29/2030 (b)		9,080,000	8,998,073
National Bank of Canada 3.75% 1/25/2028 (f)	EUR	387,000	456,583
National Bank of Canada 4.166% 1/20/2029 (b)		5,100,000	5,077,665
Royal Bank of Canada 3.411% 6/12/2029 (b)	CAD	840,000	609,528
Royal Bank of Canada 3.831% 3/27/2030 (b)	CAD	3,050,000	2,233,215
Royal Bank of Canada 4.4% 4/17/2030 (b)		10,785,000	10,725,145
Royal Bank of Canada 4.632% 5/1/2028	CAD	4,076,000	3,030,162
Royal Bank of Canada 4.642% 1/17/2028	CAD	2,680,000	1,986,539
Toronto Dominion Bank 4.477% 1/18/2028	CAD	2,335,000	1,726,702
Toronto Dominion Bank 4.68% 1/8/2029	CAD	2,055,000	1,537,910
Toronto Dominion Bank 5.491% 9/8/2028	CAD	4,490,000	3,408,011
TOTAL FINANCIALS			93,369,073
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Element Fleet Management Corp 4.8% 5/29/2029 (d)		145,000	145,175
Element Fleet Management Corp 5.037% 3/25/2030 (d)		440,000	443,873
Element Fleet Management Corp 5.643% 3/13/2027 (d)		495,000	499,112
TOTAL INDUSTRIALS			1,088,160
Materials - 0.0%
Chemicals - 0.0%
Nutrien Ltd 4.9% 3/27/2028		415,000	418,387
TOTAL CANADA			143,312,161
CHILE - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Corp Nacional del Cobre de Chile 3% 9/30/2029 (f)		670,000	631,710
DENMARK - 0.5%
Consumer Staples - 0.1%
Beverages - 0.0%
Carlsberg Breweries A/S 4% 10/5/2028 (f)	EUR	955,000	1,136,666
Food Products - 0.0%
Arla Foods amba 3.375% 5/22/2029 (f)	EUR	1,000,000	1,169,790
Tobacco - 0.1%
Scandinavian Tobacco Group A/S 4.875% 9/12/2029 (f)	EUR	2,296,000	2,755,444
TOTAL CONSUMER STAPLES			5,061,900
Financials - 0.4%
Banks - 0.4%
Danske Bank A/S 4.298% 4/1/2028 (b)(d)		9,799,000	9,794,602
Danske Bank A/S 4.5% 11/9/2028 (b)(f)	EUR	487,000	579,913
Danske Bank A/S 4.613% 10/2/2030 (b)(d)		400,000	397,934
Danske Bank A/S 4.662% 3/27/2029 (b)(d)		15,468,000	15,470,997
Danske Bank A/S 5.427% 3/1/2028 (b)(d)		490,000	493,680
Danske Bank A/S 5.705% 3/1/2030 (b)(d)		4,000,000	4,102,090
			30,839,216
Financial Services - 0.0%
Nykredit Realkredit A/S 0.375% 1/17/2028 (f)	EUR	2,960,000	3,307,622
TOTAL FINANCIALS			34,146,838
Industrials - 0.0%
Transportation Infrastructure - 0.0%
DSV Finance BV 3.5% 6/26/2029 (f)	EUR	939,000	1,107,181
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Orsted AS 2.25% 6/14/2028 (f)	EUR	2,150,000	2,464,545
TOTAL DENMARK			42,780,464
FINLAND - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Elisa Oyj 4% 1/27/2029 (f)	EUR	1,762,000	2,095,952
Materials - 0.0%
Paper & Forest Products - 0.0%
Stora Enso Oyj 2.5% 3/21/2028 (f)	EUR	2,498,000	2,885,115
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Citycon Treasury BV 1.625% 3/12/2028 (f)	EUR	1,572,000	1,725,970
SATO Oyj 1.375% 2/24/2028 (f)	EUR	1,504,000	1,703,639
TOTAL REAL ESTATE			3,429,609
Utilities - 0.0%
Electric Utilities - 0.0%
Fortum Oyj 4% 5/26/2028 (f)	EUR	2,193,000	2,597,436
TOTAL FINLAND			11,008,112
FRANCE - 1.4%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Orange SA 2.5% 11/13/2028 (f)	EUR	1,600,000	1,845,356
Orange SA 4% 1/13/2029 (d)		3,519,000	3,482,877
Orange SA 4.25% 1/13/2031 (d)		400,000	392,178
TOTAL COMMUNICATION SERVICES			5,720,411
Consumer Discretionary - 0.1%
Automobile Components - 0.0%
Valeo SE 5.875% 4/12/2029 (f)	EUR	1,400,000	1,723,451
Automobiles - 0.1%
RCI Banque SA 3.5% 1/17/2028 (f)	EUR	1,390,000	1,628,304
RCI Banque SA 4.875% 6/14/2028 (f)	EUR	2,005,000	2,406,571
			4,034,875
Textiles, Apparel & Luxury Goods - 0.0%
Kering SA 3.25% 2/27/2029 (f)	EUR	1,000,000	1,169,710
LVMH Moet Hennessy Louis Vuitton SE 2.75% 11/7/2027 (f)	EUR	2,100,000	2,448,813
			3,618,523
TOTAL CONSUMER DISCRETIONARY			9,376,849
Consumer Staples - 0.1%
Beverages - 0.0%
Pernod Ricard SA 0.5% 10/24/2027 (f)	EUR	500,000	564,801
Pernod Ricard SA 3.25% 11/2/2028 (f)	EUR	500,000	586,294
			1,151,095
Consumer Staples Distribution & Retail - 0.0%
Carrefour SA 4.125% 10/12/2028 (f)	EUR	1,800,000	2,145,645
Personal Care Products - 0.1%
L'Oreal SA 2.5% 1/12/2029 (f)	EUR	1,900,000	2,195,013
TOTAL CONSUMER STAPLES			5,491,753
Energy - 0.0%
Energy Equipment & Services - 0.0%
Technip Energies NV 1.125% 5/28/2028 (f)	EUR	2,121,000	2,376,756
Financials - 1.1%
Banks - 1.0%
BNP Paribas SA 1.125% 4/17/2029 (b)(f)	EUR	500,000	562,359
BNP Paribas SA 2.5% 3/31/2032 (b)(f)	EUR	1,600,000	1,853,202
BNP Paribas SA 2.75% 7/25/2028 (b)(f)	EUR	1,800,000	2,094,108
BNP Paribas SA 4.792% 5/9/2029 (b)(d)		17,568,000	17,590,586
BNP Paribas SA 5.288% 2/15/2029	AUD	240,000	171,900
BPCE SA 2.5% 11/30/2032 (b)(f)	GBP	1,500,000	1,944,323
BPCE SA 4.625% 3/2/2030 (b)(f)	EUR	700,000	844,373
BPCE SA 6% 9/29/2028 (b)(f)	GBP	1,200,000	1,638,224
BPCE SA 6.125% 5/24/2029 (f)	GBP	1,600,000	2,199,611
BPCE SA 6.612% 10/19/2027 (b)(d)		2,405,000	2,424,096
BPCE SA 6.714% 10/19/2029 (b)(d)		6,700,000	6,998,131
Credit Agricole SA 4.631% 9/11/2028 (b)(d)		9,100,000	9,106,937
Credit Agricole SA 5.23% 1/9/2029 (b)(d)		310,000	313,114
Credit Agricole SA 5.375% 1/15/2029 (b)(f)	GBP	1,100,000	1,493,735
Credit Agricole SA 5.5% 8/28/2033 (b)(f)	EUR	1,600,000	1,944,635
Societe Generale SA 0.875% 9/22/2028 (b)(f)	EUR	1,700,000	1,929,773
Societe Generale SA 1.25% 12/7/2027 (f)	GBP	1,600,000	2,046,754
Societe Generale SA 3.375% 5/14/2030 (b)(f)	EUR	1,200,000	1,399,247
Societe Generale SA 5.249% 5/22/2029 (b)(d)		10,860,000	10,964,401
Societe Generale SA 5.25% 9/6/2032 (b)(f)	EUR	1,600,000	1,909,845
Societe Generale SA 5.5% 4/13/2029 (b)(d)		7,294,000	7,394,424
Societe Generale SA 5.519% 1/19/2028 (b)(d)		6,116,000	6,150,240
			82,974,018
Insurance - 0.1%
AXA SA 3.375% 7/6/2047 (b)(f)	EUR	1,795,000	2,095,775
Credit Agricole Assurances SA 2.625% 1/29/2048 (b)(f)	EUR	2,000,000	2,298,161
			4,393,936
TOTAL FINANCIALS			87,367,954
Industrials - 0.0%
Construction & Engineering - 0.0%
Vinci SA 0% 11/27/2028 (f)	EUR	1,400,000	1,521,422
Professional Services - 0.0%
MMS USA Holdings Inc 1.25% 6/13/2028 (f)	EUR	1,000,000	1,123,705
Transportation Infrastructure - 0.0%
Cofiroute SA 1.125% 10/13/2027 (f)	EUR	900,000	1,026,395
TOTAL INDUSTRIALS			3,671,522
Information Technology - 0.0%
IT Services - 0.0%
Capgemini SE 1.75% 4/18/2028 (f)	EUR	900,000	1,028,257
Materials - 0.0%
Chemicals - 0.0%
SPCM SA 5.626% 3/31/2031 (d)		525,000	531,215
Real Estate - 0.0%
Industrial REITs - 0.0%
ARGAN SA 3.779% 10/30/2029 (f)	EUR	1,100,000	1,287,577
Office REITs - 0.0%
Gecina SA 1.375% 1/26/2028 (f)	EUR	100,000	113,404
Retail REITs - 0.0%
Unibail-Rodamco-Westfield SE 0.75% 10/25/2028 (f)	EUR	2,200,000	2,430,955
TOTAL REAL ESTATE			3,831,936
Utilities - 0.0%
Electric Utilities - 0.0%
Electricite de France SA 4.375% 10/12/2029 (f)	EUR	900,000	1,087,223
Water Utilities - 0.0%
Suez SACA 4.625% 11/3/2028 (f)	EUR	1,900,000	2,282,229
TOTAL UTILITIES			3,369,452
TOTAL FRANCE			122,766,105
GERMANY - 2.5%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Deutsche Telekom International Finance BV 2.25% 4/13/2029 (f)	GBP	455,000	577,649
Media - 0.0%
Bertelsmann SE & Co KGaA 2% 4/1/2028 (f)	EUR	900,000	1,031,672
TOTAL COMMUNICATION SERVICES			1,609,321
Consumer Discretionary - 1.1%
Automobile Components - 0.1%
Continental AG 3.625% 11/30/2027 (f)	EUR	1,820,000	2,140,839
Continental AG 4% 6/1/2028 (f)	EUR	1,006,000	1,192,892
Schaeffler AG 4.25% 4/1/2028 (f)	EUR	1,400,000	1,646,056
ZF Europe Finance BV 2.5% 10/23/2027 (f)	EUR	1,500,000	1,725,847
ZF Finance GmbH 3.75% 9/21/2028 (f)	EUR	1,400,000	1,616,106
			8,321,740
Automobiles - 1.0%
BMW Finance NV 1.125% 1/10/2028 (f)	EUR	1,570,000	1,782,241
BMW Finance NV 2.625% 1/27/2029 (f)	EUR	1,578,000	1,820,164
BMW Finance NV 3.25% 5/19/2029 (f)	EUR	1,000,000	1,169,625
BMW International Investment BV 5% 1/24/2028 (f)	GBP	400,000	541,985
BMW US Capital LLC 4.15% 4/9/2030 (d)		115,000	112,601
BMW US Capital LLC 4.3% 3/17/2028 (d)		9,864,000	9,846,901
BMW US Capital LLC 4.4% 3/19/2029 (d)		1,005,000	1,002,622
BMW US Capital LLC 4.6% 8/13/2027 (d)		970,000	973,707
BMW US Capital LLC 4.75% 3/21/2028 (d)		5,800,000	5,833,209
Mercedes-Benz Finance North America LLC 4.125% 3/10/2028 (d)		9,636,000	9,580,570
Mercedes-Benz Finance North America LLC 4.25% 3/10/2029 (d)		8,300,000	8,226,277
Mercedes-Benz Finance North America LLC 4.85% 1/11/2029 (d)		4,100,000	4,126,174
Mercedes-Benz Group AG 1% 11/15/2027 (f)	EUR	224,000	254,319
Mercedes-Benz International Finance BV 3.2% 5/13/2029 (f)	EUR	1,500,000	1,751,277
Volkswagen Financial Services Australia Pty Ltd 5.55% 6/14/2028 (f)	AUD	1,040,000	746,282
Volkswagen Financial Services NV 2.125% 1/18/2028 (f)	GBP	200,000	257,636
Volkswagen Financial Services NV 5.125% 4/4/2029 (f)	GBP	2,200,000	2,965,466
Volkswagen Group of America Finance LLC 4.450% 9/11/2027 (d)		625,000	624,230
Volkswagen Group of America Finance LLC 4.75% 11/13/2028 (d)		225,000	224,856
Volkswagen Group of America Finance LLC 4.85% 8/15/2027 (d)		360,000	361,252
Volkswagen Group of America Finance LLC 5.05% 3/27/2028 (d)		480,000	482,889
Volkswagen Group of America Finance LLC 5.7% 9/12/2026 (d)		6,803,000	6,830,095
Volkswagen Group of America Finance LLC 6% 11/16/2026 (d)		4,283,000	4,314,912
Volkswagen Group of America Finance LLC 6.2% 11/16/2028 (d)		18,600,000	19,199,797
Volkswagen International Finance NV 4.25% 2/15/2028 (f)	EUR	600,000	712,160
			83,741,247
TOTAL CONSUMER DISCRETIONARY			92,062,987
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
METRO AG 4.625% 3/7/2029 (f)	EUR	1,413,000	1,693,666
Financials - 0.7%
Banks - 0.1%
Commerzbank AG 8.625% 2/28/2033 (b)(f)	GBP	1,400,000	1,976,957
Volkswagen Bank GmbH 3.625% 11/26/2028 (f)	EUR	2,300,000	2,698,077
			4,675,034
Capital Markets - 0.6%
Deutsche Bank AG 1.875% 12/22/2028 (b)(f)	GBP	500,000	643,359
Deutsche Bank AG 2.625% 8/13/2028 (b)(f)	EUR	2,700,000	3,129,223
Deutsche Bank AG 3% 6/16/2029 (b)(f)	EUR	400,000	463,863
Deutsche Bank AG 5% 2/26/2029 (b)(f)	GBP	1,600,000	2,155,379
Deutsche Bank AG/New York NY 5.373% 1/10/2029 (b)		15,156,000	15,325,597
Deutsche Bank AG/New York NY 5.706% 2/8/2028 (b)		11,105,000	11,198,286
Deutsche Bank AG/New York NY 6.72% 1/18/2029 (b)		12,574,000	12,983,222
			45,898,929
Consumer Finance - 0.0%
Volkswagen Financial Services AG 3.625% 5/19/2029 (f)	EUR	1,500,000	1,760,092
Financial Services - 0.0%
KfW 2.125% 7/31/2028 (f)	EUR	325,000	375,012
KfW 2.625% 4/26/2029 (f)	EUR	1,532,000	1,783,847
KfW 3.125% 10/10/2028 (f)	EUR	759,000	894,577
			3,053,436
Insurance - 0.0%
Allianz SE 3.099% 7/6/2047 (b)(f)	EUR	1,900,000	2,209,406
TOTAL FINANCIALS			57,596,897
Health Care - 0.2%
Pharmaceuticals - 0.2%
Bayer AG 4.25% 8/26/2029 (f)	EUR	915,000	1,100,547
Bayer US Finance II LLC 4.375% 12/15/2028 (d)		9,446,000	9,364,846
Bayer US Finance LLC 6.125% 11/21/2026 (d)		7,267,000	7,314,030
EMD Finance LLC 4.125% 8/15/2028 (d)		1,035,000	1,026,889
TOTAL HEALTH CARE			18,806,312
Industrials - 0.2%
Electrical Equipment - 0.0%
Eurogrid GmbH 3.075% 10/18/2027 (f)	EUR	500,000	584,371
Eurogrid GmbH 3.598% 2/1/2029 (f)	EUR	1,300,000	1,533,524
			2,117,895
Machinery - 0.2%
Daimler Truck Finance North America LLC 4.15% 1/12/2029 (d)		650,000	642,632
Daimler Truck Finance North America LLC 4.3% 8/12/2027 (d)		165,000	164,763
Daimler Truck Finance North America LLC 4.95% 1/13/2028 (d)		3,143,000	3,166,909
Daimler Truck Finance North America LLC 5% 1/15/2027 (d)		5,716,000	5,742,581
Daimler Truck Finance North America LLC 5.125% 9/25/2027 (d)		3,295,000	3,325,149
Daimler Truck International Finance BV 3.125% 3/23/2028 (f)	EUR	2,300,000	2,683,921
			15,725,955
TOTAL INDUSTRIALS			17,843,850
Information Technology - 0.0%
Software - 0.0%
SAP SE 3% 6/3/2029 (f)	EUR	2,900,000	3,381,613
Materials - 0.1%
Chemicals - 0.1%
BASF SE 3.125% 6/29/2028 (f)	EUR	300,000	351,574
BASF SE 4% 3/8/2029 (f)	EUR	800,000	957,676
Covestro AG 4.75% 11/15/2028 (f)	EUR	2,200,000	2,651,753
			3,961,003
Construction Materials - 0.0%
Heidelberg Materials AG 3.5% 10/10/2029 (f)	EUR	1,900,000	2,231,430
Heidelberg Materials Finance Luxembourg SA 1.75% 4/24/2028 (f)	EUR	1,081,000	1,235,257
			3,466,687
TOTAL MATERIALS			7,427,690
Real Estate - 0.1%
Diversified REITs - 0.0%
Sirius Real Estate Ltd 1.75% 11/24/2028 (f)	EUR	2,000,000	2,249,187
Real Estate Management & Development - 0.1%
Aroundtown SA 1.625% 1/31/2028 (f)	EUR	500,000	566,746
Aroundtown SA 4.8% 7/16/2029 (f)	EUR	2,100,000	2,528,845
LEG Immobilien SE 0.875% 11/28/2027 (f)	EUR	900,000	1,018,131
Vonovia SE 0.625% 10/7/2027 (f)	EUR	1,200,000	1,356,895
			5,470,617
TOTAL REAL ESTATE			7,719,804
Utilities - 0.1%
Electric Utilities - 0.1%
Amprion GmbH 3.45% 9/22/2027 (f)	EUR	400,000	468,989
Amprion GmbH 3.875% 9/7/2028 (f)	EUR	1,700,000	2,011,782
			2,480,771
Independent Power and Renewable Electricity Producers - 0.0%
RWE AG 3.625% 2/13/2029 (f)	EUR	970,000	1,149,931
Multi-Utilities - 0.0%
E.ON SE 3.5% 1/12/2028 (f)	EUR	1,283,000	1,510,713
TOTAL UTILITIES			5,141,415
TOTAL GERMANY			213,283,555
INDIA - 0.0%
Financials - 0.0%
Banks - 0.0%
State Bank of India/London 4.875% 5/5/2028 (f)		430,000	431,555
Consumer Finance - 0.0%
Tata Capital Ltd 5.389% 7/21/2028 (f)		340,000	342,774
TOTAL INDIA			774,329
INDONESIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Bank Mandiri Persero Tbk PT 5.25% 4/10/2031 (f)		330,000	330,835
IRELAND - 0.8%
Financials - 0.6%
Banks - 0.0%
Bank of Ireland Group PLC 4.875% 7/16/2028 (b)(f)	EUR	772,000	919,129
Bank of Ireland Group PLC 7.594% 12/6/2032 (b)(f)	GBP	1,418,000	1,965,987
			2,885,116
Consumer Finance - 0.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028		10,700,000	10,309,409
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.875% 1/23/2028		7,186,000	7,105,876
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.125% 2/28/2029		8,618,000	8,503,635
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.1% 1/15/2027		4,124,000	4,162,543
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027		11,099,000	11,282,773
			41,364,236
TOTAL FINANCIALS			44,249,352
Industrials - 0.2%
Transportation Infrastructure - 0.2%
Avolon Holdings Funding Ltd 2.528% 11/18/2027 (d)		1,434,000	1,390,769
Avolon Holdings Funding Ltd 4.2% 4/15/2029 (d)		2,841,000	2,793,644
Avolon Holdings Funding Ltd 4.95% 1/15/2028 (d)		5,851,000	5,874,309
Avolon Holdings Funding Ltd 5.75% 3/1/2029 (d)		10,192,000	10,417,834
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (d)		285,000	293,076
TOTAL INDUSTRIALS			20,769,632
Information Technology - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Dell Bank International DAC 4.5% 10/18/2027 (f)	EUR	1,754,000	2,081,170
TOTAL IRELAND			67,100,154
ITALY - 0.6%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telecom Italia SpA/Milano 8.31% 7/31/2028 (f)	EUR	1,350,000	1,705,483
Consumer Staples - 0.0%
Beverages - 0.0%
Coca-Cola HBC Finance BV 3.375% 10/1/2028 (f)	EUR	1,000,000	1,174,553
Financials - 0.2%
Banks - 0.2%
Intesa Sanpaolo SpA 2.5% 1/15/2030 (f)	GBP	420,000	522,364
Intesa Sanpaolo SpA 3.875% 7/14/2027 (d)		8,000,000	7,951,006
Intesa Sanpaolo SpA 6.5% 3/14/2029 (b)(f)	GBP	1,192,000	1,650,185
UniCredit SpA 3.3% 7/16/2029 (b)(f)	EUR	1,120,000	1,308,385
UniCredit SpA 3.875% 6/11/2028 (b)(f)	EUR	2,981,000	3,507,564
			14,939,504
Insurance - 0.0%
Generali 5.5% 10/27/2047 (b)(f)	EUR	1,848,000	2,211,776
TOTAL FINANCIALS			17,151,280
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Autostrade per l'Italia SpA 1.625% 1/25/2028 (f)	EUR	2,127,000	2,421,357
Mundys SpA 1.875% 2/12/2028 (f)	EUR	1,521,000	1,725,557
TOTAL INDUSTRIALS			4,146,914
Utilities - 0.4%
Electric Utilities - 0.4%
ENEL Finance International NV 1.625% 7/12/2026 (d)(h)		1,000,000	996,676
ENEL Finance International NV 3.5% 4/6/2028 (d)		5,000,000	4,907,226
ENEL Finance International NV 3.875% 3/9/2029 (f)	EUR	926,000	1,101,303
ENEL Finance International NV 4.125% 9/30/2028 (d)		11,297,000	11,180,121
ENEL Finance International NV 5.125% 6/26/2029 (d)		8,231,000	8,328,616
Terna - Rete Elettrica Nazionale 3.625% 4/21/2029 (f)	EUR	1,095,000	1,295,911
			27,809,853
Gas Utilities - 0.0%
Snam SpA 3.375% 2/19/2028 (f)	EUR	919,000	1,078,894
TOTAL UTILITIES			28,888,747
TOTAL ITALY			53,066,977
JAPAN - 0.4%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
NTT Finance Corp 4.567% 7/16/2027 (d)		5,369,000	5,379,767
NTT Finance Corp 4.62% 7/16/2028 (d)		775,000	775,588
TOTAL COMMUNICATION SERVICES			6,155,355
Consumer Staples - 0.0%
Tobacco - 0.0%
Japan Tobacco Inc 4.85% 5/15/2028 (d)		4,967,000	5,003,442
Financials - 0.3%
Banks - 0.3%
Mitsubishi UFJ Financial Group Inc 4.592% 4/18/2030 (b)		4,593,000	4,584,711
Mitsubishi UFJ Financial Group Inc 5.258% 4/17/2030 (b)		8,166,000	8,297,296
Mizuho Financial Group Inc 0.47% 9/6/2029 (b)(f)	EUR	2,467,000	2,711,857
Mizuho Financial Group Inc 4.254% 9/11/2029 (b)		4,200,000	4,173,784
Mizuho Financial Group Inc 5.414% 9/13/2028 (b)		2,500,000	2,530,590
			22,298,238
Capital Markets - 0.0%
Nomura Holdings Inc 3.671% 4/6/2029 (f)	EUR	1,700,000	1,999,664
Consumer Finance - 0.0%
Toyota Motor Finance Netherlands BV 3.125% 4/21/2028 (f)	EUR	1,050,000	1,227,217
Toyota Motor Finance Netherlands BV 3.5% 1/13/2028 (f)	EUR	1,867,000	2,195,686
			3,422,903
TOTAL FINANCIALS			27,720,805
TOTAL JAPAN			38,879,602
KAZAKHSTAN - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
KazMunayGas National Co JSC 5.375% 4/24/2030 (f)		460,000	466,325
Industrials - 0.0%
Ground Transportation - 0.0%
Kazakhstan Temir Zholy National Co JSC 4.875% 4/29/2031 (d)		230,000	226,263
TOTAL KAZAKHSTAN			692,588
KOREA (SOUTH) - 0.0%
Financials - 0.0%
Banks - 0.0%
Shinhan Bank Co Ltd 4.5% 3/26/2028 (f)		345,000	343,997
Industrials - 0.0%
Electrical Equipment - 0.0%
LG Energy Solution Ltd 5.25% 4/2/2028 (f)		340,000	342,713
TOTAL KOREA (SOUTH)			686,710
KUWAIT - 0.0%
Materials - 0.0%
Chemicals - 0.0%
MEGlobal BV 2.625% 4/28/2028 (f)		360,000	341,663
LUXEMBOURG - 0.2%
Financials - 0.0%
Financial Services - 0.0%
Acef Holding SCA 0.75% 6/14/2028 (f)	EUR	2,110,000	2,341,585
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Blackstone Property Partners Europe Holdings Sarl 1% 5/4/2028 (f)	EUR	2,895,000	3,226,136
CBRE Open-Ended Funds SCA SICAV-SIF 0.5% 1/27/2028 (f)	EUR	2,122,000	2,368,676
Logicor Financing Sarl 4.625% 7/25/2028 (f)	EUR	2,177,000	2,601,361
P3 Group Sarl 1.625% 1/26/2029 (f)	EUR	2,540,000	2,829,007
SELP Finance Sarl 0.875% 5/27/2029 (f)	EUR	2,240,000	2,430,662
TOTAL REAL ESTATE			13,455,842
TOTAL LUXEMBOURG			15,797,427
MACAU - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Sands China Ltd 5.4% 8/8/2028 (h)		345,000	348,509
MEXICO - 0.0%
Utilities - 0.0%
Electric Utilities - 0.0%
Comision Federal de Electricidad 5.7% 1/24/2030 (f)		430,000	431,337
NETHERLANDS - 0.7%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
VIA Outlets BV 1.75% 11/15/2028 (f)	EUR	946,000	1,059,202
Consumer Staples - 0.0%
Beverages - 0.0%
Heineken NV 3.5% 1/29/2028 (d)		1,645,000	1,624,356
Consumer Staples Distribution & Retail - 0.0%
REWE International Finance BV 2.75% 7/3/2028 (f)	EUR	900,000	1,041,019
TOTAL CONSUMER STAPLES			2,665,375
Financials - 0.6%
Banks - 0.6%
ABN AMRO Bank NV 1.542% 6/16/2027 (b)(d)		2,100,000	2,097,599
ABN AMRO Bank NV 2.47% 12/13/2029 (b)(d)		4,200,000	3,985,521
ABN AMRO Bank NV 5.5% 9/21/2033 (b)(f)	EUR	1,600,000	1,937,305
Cooperatieve Rabobank UA 1.875% 7/12/2028 (b)(f)	GBP	600,000	783,791
Cooperatieve Rabobank UA 3.875% 11/30/2032 (b)(f)	EUR	2,300,000	2,702,986
Cooperatieve Rabobank UA 4.233% 4/25/2029 (b)(f)	EUR	500,000	595,763
Cooperatieve Rabobank UA 4.655% 8/22/2028 (b)(d)		6,600,000	6,611,610
ING Bank NV 3.25% 5/12/2029 (f)	EUR	1,900,000	2,225,440
ING Groep NV 0.375% 9/29/2028 (b)(f)	EUR	1,300,000	1,465,773
ING Groep NV 1.125% 12/7/2028 (b)(f)	GBP	1,000,000	1,276,520
ING Groep NV 4.5% 5/23/2029 (b)(f)	EUR	700,000	837,759
ING Groep NV 4.803% 3/23/2032 (b)		1,060,000	1,055,209
ING Groep NV 4.858% 3/25/2029 (b)		13,469,000	13,549,234
ING Groep NV 6.25% 5/20/2033 (b)(f)	GBP	1,500,000	2,055,483
Nationale-Nederlanden Bank NV/The Netherlands 0.5% 9/21/2028	EUR	2,300,000	2,530,819
TOTAL FINANCIALS			43,710,812
Industrials - 0.0%
Professional Services - 0.0%
Wolters Kluwer NV 0.25% 3/30/2028 (f)	EUR	2,263,000	2,509,841
Wolters Kluwer NV 3.25% 3/18/2029 (f)	EUR	468,000	546,636
TOTAL INDUSTRIALS			3,056,477
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP BV / NXP Funding LLC / NXP USA Inc 4.3% 6/18/2029		560,000	555,513
NXP BV / NXP Funding LLC / NXP USA Inc 4.3% 8/19/2028		11,570,000	11,524,917
TOTAL INFORMATION TECHNOLOGY			12,080,430
Utilities - 0.0%
Electric Utilities - 0.0%
Alliander NV 3.25% 6/13/2028 (f)	EUR	841,000	985,525
Tennet Netherlands BV 3.875% 10/28/2028 (f)	EUR	834,000	992,222
TOTAL UTILITIES			1,977,747
TOTAL NETHERLANDS			64,550,043
NORWAY - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Var Energi ASA 5% 5/18/2027 (d)		490,000	492,111
Financials - 0.0%
Banks - 0.0%
DNB Bank ASA 1.605% 3/30/2028 (b)(d)		2,670,000	2,609,209
DNB Bank ASA 4.832% 3/30/2032 (b)(d)		1,000,000	996,466
TOTAL FINANCIALS			3,605,675
TOTAL NORWAY			4,097,786
PORTUGAL - 0.0%
Utilities - 0.0%
Electric Utilities - 0.0%
EDP SA 3.875% 6/26/2028 (f)	EUR	500,000	593,105
EDP Servicios Financieros Espana SA 4.125% 4/4/2029 (f)	EUR	518,000	620,370

TOTAL PORTUGAL			1,213,475
QATAR - 0.0%
Financials - 0.0%
Banks - 0.0%
QNB Finance Ltd 4.875% 1/30/2029 (f)		430,000	431,011
SAUDI ARABIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
SA Global Sukuk Ltd 4.25% 10/2/2029 (f)		330,000	324,835
Materials - 0.0%
Chemicals - 0.0%
Ma'aden Sukuk Ltd 5.25% 2/13/2030 (f)		426,000	429,579
TOTAL SAUDI ARABIA			754,414
SPAIN - 0.2%
Financials - 0.2%
Banks - 0.2%
Banco Bilbao Vizcaya Argentaria SA 5.75% 9/15/2033 (b)(f)	EUR	1,600,000	1,949,724
Banco Santander SA 2.125% 2/8/2028 (f)	EUR	2,500,000	2,866,184
Banco Santander SA 3.25% 4/2/2029 (b)(f)	EUR	1,500,000	1,753,313
Banco Santander SA 4.75% 8/30/2028 (b)(f)	GBP	1,400,000	1,885,013
Banco Santander SA 5.552% 3/14/2028 (b)		400,000	403,339
CaixaBank SA 4.818% 4/22/2032 (b)(d)		255,000	253,471
CaixaBank SA 6.25% 2/23/2033 (b)(f)	EUR	1,600,000	1,944,579
CaixaBank SA 6.684% 9/13/2027 (b)(d)		725,000	729,431
TOTAL FINANCIALS			11,785,054
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Werfen SA/Spain 4.625% 6/6/2028 (f)	EUR	2,300,000	2,745,854
Information Technology - 0.0%
Communications Equipment - 0.0%
Cellnex Finance Co SA 1.5% 6/8/2028 (f)	EUR	1,900,000	2,149,763
Cellnex Finance Co SA 3.625% 1/24/2029 (f)	EUR	1,200,000	1,413,860
TOTAL INFORMATION TECHNOLOGY			3,563,623
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Acciona Energia Financiacion Filiales SA 0.375% 10/7/2027 (f)	EUR	900,000	1,011,888
TOTAL SPAIN			19,106,419
SWEDEN - 0.2%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Tele2 AB 2.125% 5/15/2028 (f)	EUR	2,031,000	2,324,538
Financials - 0.2%
Banks - 0.2%
Skandinaviska Enskilda Banken AB 5% 8/17/2033 (b)(f)	EUR	1,615,000	1,949,150
Svenska Handelsbanken AB 4.625% 8/23/2032 (b)(f)	GBP	1,499,000	2,010,585
Swedbank AB 0.2% 1/12/2028 (f)	EUR	432,000	481,854
Swedbank AB 7.272% 11/15/2032 (b)(f)	GBP	1,434,000	1,992,684
TOTAL FINANCIALS			6,434,273
Industrials - 0.0%
Machinery - 0.0%
Volvo Treasury AB 3.125% 5/6/2029 (f)	EUR	1,000,000	1,166,859
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Akelius Residential Property Financing BV 1% 1/17/2028 (f)	EUR	503,000	566,062
Heimstaden Bostad Treasury BV 1% 4/13/2028 (f)	EUR	1,810,000	2,019,733
Heimstaden Bostad Treasury BV 1.375% 7/24/2028 (f)	EUR	1,102,000	1,229,772
TOTAL REAL ESTATE			3,815,567
TOTAL SWEDEN			13,741,237
SWITZERLAND - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Swisscom Finance BV 3.125% 5/20/2029 (f)	EUR	1,500,000	1,755,900
Financials - 0.3%
Capital Markets - 0.3%
UBS AG/Stamford CT 4.302% 3/16/2029 (b)		6,673,000	6,660,746
UBS Group AG 3.869% 1/12/2029 (b)(d)		4,100,000	4,053,339
UBS Group AG 4.703% 8/5/2027 (b)(d)		7,431,000	7,432,761
UBS Group AG 4.751% 5/12/2028 (b)(d)		4,900,000	4,915,988
TOTAL FINANCIALS			23,062,834
TOTAL SWITZERLAND			24,818,734
THAILAND - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Advanced Info Service PCL 4.26% 3/4/2031 (f)		220,000	215,544
UNITED ARAB EMIRATES - 0.0%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
DP World Crescent Ltd 4.848% 9/26/2028 (f)		340,000	337,507
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Emaar Sukuk Ltd 3.875% 9/17/2029 (f)		350,000	338,146
TOTAL UNITED ARAB EMIRATES			675,653
UNITED KINGDOM - 3.1%
Communication Services - 0.0%
Media - 0.0%
Informa PLC 1.25% 4/22/2028 (f)	EUR	2,240,000	2,518,486
Wireless Telecommunication Services - 0.0%
Vodafone International Financing DAC 3.25% 3/2/2029 (f)	EUR	446,000	523,690
TOTAL COMMUNICATION SERVICES			3,042,176
Consumer Staples - 0.4%
Food Products - 0.0%
Unilever Capital Corp 3.3% 6/6/2029 (f)	EUR	1,000,000	1,178,680
Household Products - 0.0%
Reckitt Benckiser Treasury Services PLC 3.625% 6/20/2029 (f)	EUR	1,040,000	1,228,476
Reckitt Benckiser Treasury Services PLC 3.625% 9/14/2028 (f)	EUR	1,428,000	1,684,662
			2,913,138
Tobacco - 0.4%
BAT Capital Corp 3.557% 8/15/2027		14,532,000	14,398,553
BAT International Finance PLC 3.375% 5/11/2029 (f)	EUR	200,000	233,689
BAT International Finance PLC 4.448% 3/16/2028		1,065,000	1,065,395
BAT International Finance PLC 5.931% 2/2/2029		4,083,000	4,223,938
BAT Netherlands Finance BV 3.125% 4/7/2028 (f)	EUR	1,047,000	1,223,707
Imperial Brands Finance PLC 3.5% 7/26/2026 (d)		2,203,000	2,199,690
Imperial Brands Finance PLC 4.5% 6/30/2028 (d)		4,600,000	4,595,712
Imperial Brands Finance PLC 6.125% 7/27/2027 (d)		1,055,000	1,073,413
			29,014,097
TOTAL CONSUMER STAPLES			33,105,915
Financials - 2.5%
Banks - 2.3%
Barclays PLC 4.219% 5/24/2030 (b)		400,000	393,733
Barclays PLC 4.476% 11/11/2029 (b)		200,000	198,809
Barclays PLC 4.836% 5/9/2028		440,000	440,909
Barclays PLC 4.972% 5/16/2029 (b)		11,100,000	11,164,849
Barclays PLC 5.086% 2/25/2029 (b)		10,514,000	10,595,945
Barclays PLC 5.501% 8/9/2028 (b)		4,366,000	4,409,676
Barclays PLC 5.674% 3/12/2028 (b)		4,899,000	4,942,185
Barclays PLC 7.09% 11/6/2029 (b)(f)	GBP	1,680,000	2,365,245
Barclays PLC 7.385% 11/2/2028 (b)		15,492,000	16,068,203
Barclays PLC 8.407% 11/14/2032 (b)(f)	GBP	1,390,000	1,954,039
HSBC Holdings PLC 3.755% 5/20/2029 (b)(f)	EUR	1,794,000	2,117,547
HSBC Holdings PLC 4.398% 3/10/2030 (b)		235,000	232,946
HSBC Holdings PLC 4.899% 3/3/2029 (b)		16,367,000	16,454,726
HSBC Holdings PLC 5.13% 11/19/2028 (b)		280,000	282,098
HSBC Holdings PLC 5.21% 8/11/2028 (b)		4,100,000	4,133,447
HSBC Holdings PLC 5.597% 5/17/2028 (b)		10,511,000	10,624,614
HSBC Holdings PLC 5.75% 12/20/2027 (f)	GBP	2,040,000	2,781,465
HSBC Holdings PLC 6.364% 11/16/2032 (b)(f)	EUR	1,609,000	1,955,045
HSBC Holdings PLC 7.39% 11/3/2028 (b)		11,366,000	11,801,590
Lloyds Banking Group PLC 4.241% 2/10/2030 (b)		4,940,000	4,885,649
Lloyds Banking Group PLC 4.25% 11/22/2027 (f)	AUD	2,000,000	1,416,311
Lloyds Banking Group PLC 4.818% 6/13/2029 (b)		11,711,000	11,775,879
Lloyds Banking Group PLC 5.462% 1/5/2028 (b)		400,000	402,478
Lloyds Banking Group PLC 5.687% 3/6/2030 (b)(f)	AUD	150,000	108,402
Lloyds Banking Group PLC 5.871% 3/6/2029 (b)		12,937,000	13,231,224
NatWest Group PLC 0.78% 2/26/2030 (b)(f)	EUR	560,000	611,020
NatWest Group PLC 1.043% 9/14/2032 (b)(f)	EUR	1,652,000	1,879,870
NatWest Group PLC 2.057% 11/9/2028 (b)(f)	GBP	1,910,000	2,477,801
NatWest Group PLC 3.619% 3/29/2029 (b)(f)	GBP	1,211,000	1,596,293
NatWest Group PLC 4.892% 5/18/2029 (b)		13,982,000	14,063,529
NatWest Group PLC 5.076% 1/27/2030 (b)		4,100,000	4,136,977
NatWest Group PLC 5.516% 9/30/2028 (b)		13,066,000	13,248,483
NatWest Markets PLC 4.654% 3/27/2029 (d)		1,110,000	1,112,146
Santander UK Group Holdings PLC 3.53% 8/25/2028 (b)(f)	EUR	1,741,000	2,042,507
Santander UK Group Holdings PLC 4.32% 9/22/2029 (b)		330,000	327,148
Santander UK Group Holdings PLC 7.482% 8/29/2029 (b)(f)	GBP	1,222,000	1,729,698
Standard Chartered PLC 4.299% 1/13/2030 (b)(d)		9,329,000	9,220,566
Standard Chartered PLC 4.3% 2/19/2027 (d)		335,000	334,567
Standard Chartered PLC 5.688% 5/14/2028 (b)(d)		405,000	409,399
Standard Chartered PLC 6.301% 1/9/2029 (b)(d)		6,880,000	7,056,625
			194,983,643
Capital Markets - 0.0%
Rentokil Terminix Funding PLC 4.625% 4/23/2031 (d)		540,000	532,341
Consumer Finance - 0.0%
Motability Operations Group PLC 1.75% 7/3/2029 (f)	GBP	880,000	1,082,155
Financial Services - 0.2%
LSEG US Finance Corp 4.25% 3/23/2029 (d)		530,000	525,609
LSEG US Finance Corp 4.5% 3/23/2031 (d)		400,000	395,121
Nationwide Building Society 4.625% 10/29/2028 (b)(f)	EUR	2,504,000	2,986,572
Nationwide Building Society 4.649% 7/14/2029 (b)(d)		4,200,000	4,203,785
Nationwide Building Society 6.557% 10/18/2027 (b)(d)		6,369,000	6,419,724
			14,530,811
TOTAL FINANCIALS			211,128,950
Industrials - 0.1%
Aerospace & Defense - 0.1%
Rolls-Royce PLC 1.625% 5/9/2028 (f)	EUR	740,000	841,271
Rolls-Royce PLC 5.75% 10/15/2027 (f)	GBP	1,644,000	2,240,987
Rolls-Royce PLC 5.75% 10/15/2027 (d)		600,000	607,891
			3,690,149
Commercial Services & Supplies - 0.0%
RELX Finance BV 3.25% 5/22/2029 (f)	EUR	2,400,000	2,810,397
Transportation Infrastructure - 0.0%
Heathrow Funding Ltd 2.625% 3/16/2028 (f)	GBP	1,978,000	2,543,129
TOTAL INDUSTRIALS			9,043,675
Information Technology - 0.0%
Software - 0.0%
Sage Group PLC/The 3.82% 2/15/2028 (f)	EUR	1,796,000	2,114,103
Utilities - 0.1%
Electric Utilities - 0.1%
National Grid Electricity Distribution East Midlands PLC 3.53% 9/20/2028 (f)	EUR	529,000	622,940
National Grid Electricity Distribution South West PLC 2.375% 5/16/2029 (f)	GBP	861,000	1,090,867
			1,713,807
Multi-Utilities - 0.0%
National Grid PLC 0.163% 1/20/2028 (f)	EUR	600,000	667,823
National Grid PLC 3.875% 1/16/2029 (f)	EUR	728,000	863,276
			1,531,099
Water Utilities - 0.0%
Northumbrian Water Finance PLC 2.375% 10/5/2027 (f)	GBP	803,000	1,044,009
SW Finance I PLC 2.375% 5/28/2028 (f)	GBP	428,000	540,895
			1,584,904
TOTAL UTILITIES			4,829,810
TOTAL UNITED KINGDOM			263,264,629
UNITED STATES - 16.2%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.0%
AT&T Inc 4.1% 2/15/2028		225,000	224,024
Comcast Corp 1.5% 2/20/2029	GBP	1,772,000	2,193,568
SBA Tower Trust 6.599% 11/15/2052 (d)		725,000	733,851
Verizon Communications Inc 0.375% 3/22/2029	EUR	1,570,000	1,701,810
Verizon Communications Inc 2.35% 3/23/2028 (f)	AUD	1,350,000	922,447
			5,775,700
Entertainment - 0.0%
Take-Two Interactive Software Inc 4.95% 3/28/2028		460,000	463,544
Media - 0.4%
Charter Communications Operating LLC / Charter Communications Operating Capital 3.75% 2/15/2028		12,405,000	12,192,179
Charter Communications Operating LLC / Charter Communications Operating Capital 4.2% 3/15/2028		655,000	648,062
Charter Communications Operating LLC / Charter Communications Operating Capital 5.05% 3/30/2029		13,725,000	13,719,011
Cox Communications Inc 3.35% 9/15/2026 (d)		290,000	289,122
Cox Communications Inc 3.5% 8/15/2027 (d)		415,000	409,801
Cox Communications Inc 5.45% 9/15/2028 (d)		420,000	426,450
Discovery Global Holdings Inc 3.755% 3/15/2027		3,870,000	3,842,600
			31,527,225
Wireless Telecommunication Services - 0.1%
T-Mobile USA Inc 3.375% 4/15/2029		6,683,000	6,485,898
T-Mobile USA Inc 3.55% 5/8/2029	EUR	562,000	663,887
			7,149,785
TOTAL COMMUNICATION SERVICES			44,916,254
Consumer Discretionary - 1.5%
Automobile Components - 0.0%
Robert Bosch Finance LLC 2.75% 5/28/2028 (f)	EUR	500,000	579,737
Robert Bosch Finance LLC 3.25% 5/21/2029 (f)	EUR	900,000	1,051,845
			1,631,582
Automobiles - 1.3%
American Honda Finance Corp 1.5% 10/19/2027	GBP	1,986,000	2,558,591
American Honda Finance Corp 2.85% 6/27/2028	EUR	1,146,000	1,327,714
American Honda Finance Corp 4.55% 4/10/2028		9,540,000	9,538,291
American Honda Finance Corp 4.9% 4/10/2031		220,000	219,464
American Honda Finance Corp 5.65% 11/15/2028		975,000	999,547
General Motors Financial Co Inc 3.9% 1/12/2028 (f)	EUR	679,000	802,017
General Motors Financial Co Inc 4.2% 10/27/2028		3,501,000	3,474,951
General Motors Financial Co Inc 4.5% 11/22/2027 (f)	EUR	2,005,000	2,386,536
General Motors Financial Co Inc 4.75% 4/6/2029		13,500,000	13,533,108
General Motors Financial Co Inc 5.05% 4/4/2028		450,000	453,790
General Motors Financial Co Inc 5.35% 7/15/2027		580,000	585,903
General Motors Financial Co Inc 5.4% 5/8/2027		8,591,000	8,677,232
General Motors Financial Co Inc 5.5% 1/12/2030 (f)	GBP	470,000	641,228
General Motors Financial Co Inc 5.8% 1/7/2029		4,083,000	4,198,792
General Motors Financial Co Inc 6% 1/9/2028		13,678,000	13,965,783
Hyundai Capital America 2.375% 10/15/2027 (d)		7,512,000	7,300,752
Hyundai Capital America 2.875% 6/26/2028 (f)	EUR	2,340,000	2,717,024
Hyundai Capital America 4.25% 1/8/2029 (d)		295,000	291,747
Hyundai Capital America 4.6% 4/6/2028 (d)		8,200,000	8,194,840
Hyundai Capital America 4.85% 3/25/2027 (d)		370,000	371,706
Hyundai Capital America 4.875% 6/23/2027 (d)		10,242,000	10,286,087
Hyundai Capital America 5% 1/7/2028 (d)		345,000	347,081
Hyundai Capital America 5.25% 1/8/2027 (d)		120,000	120,650
Hyundai Capital America 5.45% 6/24/2026 (d)		5,825,000	5,830,156
Hyundai Capital America 5.6% 3/30/2028 (d)		510,000	518,264
Stellantis NV 0.75% 1/18/2029 (f)	EUR	600,000	653,714
Stellantis NV 4.5% 7/7/2028 (f)	EUR	2,591,000	3,089,478
			103,084,446
Diversified Consumer Services - 0.0%
ERAC USA Finance LLC 4.6% 5/1/2028 (d)		750,000	753,051
ERAC USA Finance LLC 5% 2/15/2029 (d)		270,000	273,152
			1,026,203
Hotels, Restaurants & Leisure - 0.0%
Airbnb Inc 4.4% 3/16/2029		400,000	399,296
Airbnb Inc 4.65% 3/16/2031		105,000	104,999
Darden Restaurants Inc 4.35% 10/15/2027		620,000	618,796
Marriott International Inc/MD 3.125% 6/15/2026		300,000	299,871
McDonald's Corp 3.625% 11/28/2027 (f)	EUR	1,118,000	1,316,953
			2,739,915
Specialty Retail - 0.2%
AutoNation Inc 4.45% 1/15/2029		13,704,000	13,582,196
AutoZone Inc 5.165% 6/15/2030		480,000	487,826
O'Reilly Automotive Inc 4.35% 6/1/2028		210,000	209,778
			14,279,800
TOTAL CONSUMER DISCRETIONARY			122,761,946
Consumer Staples - 0.2%
Beverages - 0.0%
Coca-Cola Co/The 0.125% 3/15/2029	EUR	1,200,000	1,297,669
Keurig Dr Pepper Inc 3.95% 4/15/2029		160,000	157,093
Keurig Dr Pepper Inc 4.35% 5/15/2028		535,000	533,739
Keurig Dr Pepper Inc 5.05% 3/15/2029		745,000	752,830
Maple Parent Holdings Corp 4.75% 3/26/2029 (d)		575,000	574,882
Molson Coors Beverage Co 4.9% 7/8/2031		305,000	306,019
			3,622,232
Consumer Staples Distribution & Retail - 0.0%
Dollar General Corp 5.2% 7/5/2028		390,000	394,679
Mars Inc 4.6% 3/1/2028 (d)		210,000	211,025
			605,704
Food Products - 0.2%
Bunge Ltd Finance Corp 4.9% 4/21/2027		600,000	603,454
Conagra Brands Inc 1.375% 11/1/2027		514,000	491,194
Conagra Brands Inc 4.85% 11/1/2028		274,000	274,496
Conagra Brands Inc 5.3% 10/1/2026		4,899,000	4,917,924
Conagra Brands Inc 7% 10/1/2028		220,000	230,507
Kraft Heinz Foods Co 3.5% 3/15/2029	EUR	1,038,000	1,217,575
Mondelez International Inc 0.25% 3/17/2028	EUR	940,000	1,045,062
			8,780,212
Tobacco - 0.0%
Philip Morris International Inc 5.125% 11/17/2027		85,000	85,987
TOTAL CONSUMER STAPLES			13,094,135
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
BP Capital Markets PLC 2.519% 4/7/2028 (f)	EUR	947,000	1,096,814
Cheniere Corpus Christi Holdings LLC 5.125% 6/30/2027		575,000	577,402
Cheniere Energy Inc 4.625% 10/15/2028		110,000	109,944
Cheniere Energy Partners LP 4% 3/1/2031		455,000	438,923
Columbia Pipelines Holding Co LLC 6.042% 8/15/2028 (d)		4,900,000	5,038,186
Columbia Pipelines Holding Co LLC 6.055% 8/15/2026 (d)		30,000	30,058
DCP Midstream Operating LP 5.125% 5/15/2029		3,672,000	3,724,913
Diamondback Energy Inc 5.2% 4/18/2027		9,389,000	9,464,036
Energy Transfer LP 4.55% 1/15/2031		350,000	346,783
Energy Transfer LP 5.25% 7/1/2029		385,000	392,228
Energy Transfer LP 6% 2/1/2029 (d)		8,166,000	8,241,108
Energy Transfer LP 6.05% 12/1/2026		880,000	886,289
EQT Corp 5% 1/15/2029		3,243,000	3,269,321
EQT Corp 5.7% 4/1/2028		2,255,000	2,301,460
MPLX LP 4.25% 12/1/2027		6,533,000	6,518,101
ONEOK Inc 4.25% 9/24/2027		1,765,000	1,761,129
ONEOK Inc 5.55% 11/1/2026		525,000	527,447
ONEOK Inc 5.625% 1/15/2028 (d)		225,000	227,820
Sabine Pass Liquefaction LLC 4.2% 3/15/2028		200,000	199,239
Targa Resources Corp 4.35% 1/15/2029		9,191,000	9,154,804
Targa Resources Corp 5.2% 7/1/2027		85,000	85,685
Western Gas Partners LP 6.35% 1/15/2029		10,300,000	10,702,978
Williams Cos Inc/The 4.8% 11/15/2029		305,000	307,425
Williams Cos Inc/The 4.9% 3/15/2029		4,275,000	4,315,617
TOTAL ENERGY			69,717,710
Financials - 9.5%
Banks - 4.6%
Bank of America Corp 0.583% 8/24/2028 (b)(f)	EUR	1,428,000	1,618,221
Bank of America Corp 1.734% 7/22/2027 (b)		360,000	358,659
Bank of America Corp 2.598% 4/4/2029 (b)	CAD	2,415,000	1,727,983
Bank of America Corp 4.134% 6/12/2028 (f)	EUR	2,090,000	2,489,905
Bank of America Corp 4.271% 7/23/2029 (b)		10,100,000	10,039,992
Bank of America Corp 4.456% 2/6/2032 (b)		565,000	556,388
Bank of America Corp 4.623% 5/9/2029 (b)		16,025,000	16,062,982
Bank of America Corp 4.948% 7/22/2028 (b)		8,200,000	8,252,040
Bank of America Corp 4.979% 1/24/2029 (b)		9,799,000	9,876,085
Bank of America Corp 5.819% 9/15/2029 (b)		13,065,000	13,416,267
Citigroup Inc 3.52% 10/27/2028 (b)		8,166,000	8,068,833
Citigroup Inc 3.713% 9/22/2028 (b)(f)	EUR	1,245,000	1,465,985
Citigroup Inc 3.887% 1/10/2028 (b)		12,167,000	12,129,661
Citigroup Inc 3.98% 3/20/2030 (b)		4,200,000	4,126,274
Citigroup Inc 4.075% 4/23/2029 (b)		9,113,000	9,046,160
Citigroup Inc 4.503% 9/11/2031 (b)		590,000	583,727
Citigroup Inc 4.786% 3/4/2029 (b)		15,847,000	15,920,245
Citigroup Inc 5.174% 2/13/2030 (b)		475,000	481,860
Citizens Financial Group Inc 5.841% 1/23/2030 (b)		8,000,000	8,213,689
Fifth Third Bancorp 4.566% 4/29/2032 (b)		665,000	653,988
Fifth Third Bancorp 6.339% 7/27/2029 (b)		7,900,000	8,179,993
Huntington Bancshares Inc/OH 4.623% 1/28/2032 (b)		850,000	838,306
Huntington Bancshares Inc/OH 6.208% 8/21/2029 (b)		13,929,000	14,388,124
John Deere Bank SA 5.125% 10/18/2028 (f)	GBP	1,744,000	2,384,041
JPMorgan Chase & Co 3.782% 2/1/2028 (b)		9,064,000	9,030,396
JPMorgan Chase & Co 4.347% 1/22/2032 (b)		465,000	457,054
JPMorgan Chase & Co 4.408% 4/23/2030 (b)		10,000,000	9,946,995
JPMorgan Chase & Co 4.505% 10/22/2028 (b)		9,799,000	9,814,311
JPMorgan Chase & Co 4.851% 7/25/2028 (b)		9,800,000	9,848,623
JPMorgan Chase & Co 4.979% 7/22/2028 (b)		475,000	478,238
JPMorgan Chase & Co 4.995% 7/22/2030 (b)		16,331,000	16,487,515
JPMorgan Chase & Co 5.04% 1/23/2028 (b)		335,000	336,578
JPMorgan Chase & Co 5.299% 7/24/2029 (b)		9,100,000	9,236,874
Manufacturers & Traders Trust Co 4.762% 7/6/2028 (b)		310,000	310,637
Morgan Stanley Private Bank NA 4.204% 11/17/2028 (b)		9,497,000	9,469,231
Morgan Stanley Private Bank NA 4.466% 7/6/2028 (b)		10,248,000	10,253,830
PNC Financial Services Group Inc/The 4.618% 10/26/2029 (b)		12,800,000	12,808,032
PNC Financial Services Group Inc/The 5.3% 1/21/2028 (b)		11,400,000	11,466,090
PNC Financial Services Group Inc/The 5.354% 12/2/2028 (b)		2,500,000	2,535,021
Regions Bank/Birmingham AL 4.755% 7/27/2029 (b)		5,623,000	5,640,031
Santander Holdings USA Inc 2.49% 1/6/2028 (b)		3,496,000	3,454,082
Santander Holdings USA Inc 3.244% 10/5/2026		10,085,000	10,053,779
Santander Holdings USA Inc 6.174% 1/9/2030 (b)		10,100,000	10,409,315
Truist Financial Corp 4.123% 6/6/2028 (b)		8,166,000	8,147,942
Truist Financial Corp 4.873% 1/26/2029 (b)		10,779,000	10,846,536
Truist Financial Corp 7.161% 10/30/2029 (b)		10,924,000	11,555,571
US Bancorp 4.548% 7/22/2028 (b)		5,470,000	5,478,995
US Bancorp 4.653% 2/1/2029 (b)		8,166,000	8,190,812
Wells Fargo & Co 4.577% 5/20/2029 (b)		15,300,000	15,292,913
Wells Fargo & Co 4.808% 7/25/2028 (b)		12,494,000	12,532,468
Wells Fargo & Co 4.9% 1/24/2028 (b)		790,000	792,692
Wells Fargo & Co 4.97% 4/23/2029 (b)		14,212,000	14,319,369
Wells Fargo & Co 5.083% 4/26/2028 (b)	CAD	920,000	678,764
Wells Fargo & Co 5.574% 7/25/2029 (b)		4,200,000	4,282,651
Wells Fargo & Co 5.707% 4/22/2028 (b)		9,799,000	9,910,677
			394,945,430
Capital Markets - 2.2%
Athene Global Funding 1.608% 6/29/2026 (d)		4,001,000	3,992,340
Athene Global Funding 4.83% 5/9/2028 (d)		11,100,000	11,072,616
Athene Global Funding 4.86% 8/27/2026 (d)		165,000	165,188
Athene Global Funding 4.95% 1/7/2027 (d)		8,628,000	8,651,357
Athene Global Funding 5.339% 1/15/2027 (d)		4,159,000	4,177,072
Athene Global Funding 5.349% 7/9/2027 (d)		255,000	256,480
Athene Global Funding 5.516% 3/25/2027 (d)		10,125,000	10,208,663
Blackstone Holdings Finance Co LLC 1.5% 4/10/2029 (f)	EUR	1,910,000	2,126,809
Charles Schwab Corp/The 4.343% 11/14/2031 (b)		290,000	285,691
Charles Schwab Corp/The 4.744% 5/21/2030 (b)		485,000	487,552
Equitable America Global Funding 4.65% 6/9/2028 (d)		13,672,000	13,671,456
Goldman Sachs Group Inc/The 2.013% 2/28/2029 (b)	CAD	9,404,000	6,659,992
Goldman Sachs Group Inc/The 3.615% 3/15/2028 (b)		11,024,000	10,954,125
Goldman Sachs Group Inc/The 4.148% 1/21/2029 (b)		10,034,000	9,964,377
Goldman Sachs Group Inc/The 4.482% 8/23/2028 (b)		7,250,000	7,250,364
Goldman Sachs Group Inc/The 4.937% 4/23/2028 (b)		10,539,000	10,583,531
Goldman Sachs Group Inc/The 5.218% 4/23/2031 (b)		625,000	634,152
Goldman Sachs Group Inc/The 6.484% 10/24/2029 (b)		11,300,000	11,766,411
LPL Holdings Inc 4.625% 11/15/2027 (d)		365,000	363,703
LPL Holdings Inc 4.9% 4/3/2028		3,280,000	3,290,832
LPL Holdings Inc 6.75% 11/17/2028		495,000	517,250
Morgan Stanley 3.772% 1/24/2029 (b)		6,000,000	5,928,023
Morgan Stanley 4.21% 4/20/2028 (b)		8,200,000	8,189,718
Morgan Stanley 4.238% 1/9/2030 (b)		455,000	449,997
Morgan Stanley 4.555% 4/10/2030 (b)		10,000,000	9,961,270
Morgan Stanley 4.656% 3/2/2029 (b)	EUR	2,150,000	2,572,058
Morgan Stanley 4.708% 3/12/2032 (b)		775,000	767,910
Morgan Stanley 4.813% 10/25/2028 (b)	EUR	1,608,000	1,922,633
Morgan Stanley 4.994% 4/12/2029 (b)		6,097,000	6,142,954
Morgan Stanley 6.296% 10/18/2028 (b)		10,370,000	10,637,062
Sammons Financial Group Global Funding 5.05% 1/10/2028 (d)		18,298,000	18,379,936
Sammons Financial Group Global Funding 5.1% 12/10/2029 (d)		5,230,000	5,249,343
			187,280,865
Consumer Finance - 1.2%
Ally Financial Inc 4.75% 6/9/2027		3,675,000	3,687,039
Ally Financial Inc 7.1% 11/15/2027		6,533,000	6,750,162
American Express Co 4.731% 4/25/2029 (b)		13,597,000	13,665,046
American Express Co 5.043% 7/26/2028 (b)		400,000	403,023
American Express Co 5.098% 2/16/2028 (b)		8,445,000	8,492,568
American Express Co 5.532% 4/25/2030 (b)		420,000	430,828
Capital One Financial Corp 5.468% 2/1/2029 (b)		6,533,000	6,627,606
Capital One Financial Corp 6.312% 6/8/2029 (b)		4,900,000	5,055,695
Capital One Financial Corp 7.149% 10/29/2027 (b)		5,698,000	5,757,938
Ford Motor Credit Co LLC 3.305% 5/17/2029	EUR	1,522,000	1,759,390
Ford Motor Credit Co LLC 4.97% 4/6/2029		5,064,000	5,031,659
Ford Motor Credit Co LLC 5.125% 11/5/2026		700,000	701,802
Ford Motor Credit Co LLC 5.303% 9/6/2029		4,310,000	4,315,785
Ford Motor Credit Co LLC 5.8% 3/5/2027		7,188,000	7,244,388
Ford Motor Credit Co LLC 5.8% 3/8/2029		9,570,000	9,711,463
Ford Motor Credit Co LLC 5.85% 5/17/2027		9,799,000	9,890,725
Ford Motor Credit Co LLC 5.918% 3/20/2028		200,000	202,973
Ford Motor Credit Co LLC 6.125% 5/15/2028	EUR	1,031,000	1,263,013
Stellantis Financial Services US Corp 4.95% 9/15/2028 (d)		6,880,000	6,852,975
Stellantis Financial Services US Corp 5.4% 6/15/2029 (d)		2,321,000	2,326,865
			100,170,943
Financial Services - 0.4%
CNH Industrial Capital LLC 4.375% 3/7/2031		1,060,000	1,039,128
CNH Industrial Capital LLC 4.5% 10/8/2027		6,431,000	6,431,332
CNH Industrial Capital LLC 4.55% 4/10/2028		3,600,000	3,598,629
Corebridge Financial Inc 3.85% 4/5/2029		9,799,000	9,577,579
Equitable Holdings Inc 4.35% 4/20/2028		2,166,000	2,157,132
Fidelity National Information Services Inc 4.45% 3/10/2028		390,000	389,026
Fidelity National Information Services Inc 4.55% 3/10/2029		935,000	929,873
Fidelity National Information Services Inc 4.8% 3/10/2031		235,000	233,256
Fiserv Inc 3.5% 7/1/2029		450,000	432,903
Fiserv Inc 4.2% 10/1/2028		515,000	509,578
Fiserv Inc 4.55% 2/15/2031		310,000	303,765
Fiserv Inc 5.15% 3/15/2027		655,000	658,461
Fiserv Inc 5.375% 8/21/2028		320,000	324,074
Gabx Leasing LLC 4.625% 4/15/2031 (d)		280,000	276,340
Global Payments Inc 3.2% 8/15/2029		785,000	742,779
Global Payments Inc 4.5% 11/15/2028		7,403,000	7,342,717
Global Payments Inc 4.55% 3/15/2028		665,000	663,185
Mobility Global Inc 5.05% 6/15/2029 (d)		230,000	231,092
National Rural Utilities Cooperative Finance Corp 4.05% 2/9/2029		735,000	728,383
Penske Truck Leasing Co Lp / PTL Finance Corp 1.7% 6/15/2026 (d)		60,000	59,937
Penske Truck Leasing Co Lp / PTL Finance Corp 3.4% 11/15/2026 (d)		105,000	104,603
Penske Truck Leasing Co Lp / PTL Finance Corp 4.4% 7/1/2027 (d)		395,000	394,291
Penske Truck Leasing Co Lp / PTL Finance Corp 5.35% 1/12/2027 (d)		215,000	215,920
Penske Truck Leasing Co Lp / PTL Finance Corp 5.55% 5/1/2028 (d)		162,000	164,527
Penske Truck Leasing Co Lp / PTL Finance Corp 5.7% 2/1/2028 (d)		49,000	49,741
Penske Truck Leasing Co Lp / PTL Finance Corp 6.05% 8/1/2028 (d)		370,000	380,287
USAA Capital Corp 4.375% 6/1/2028 (d)		590,000	589,818
			38,528,356
Insurance - 1.1%
Brown & Brown Inc 4.6% 12/23/2026		3,544,000	3,549,607
Brown & Brown Inc 4.7% 6/23/2028		2,274,000	2,278,506
CNO Global Funding 1.75% 10/7/2026 (d)		405,000	401,429
Corebridge Global Funding 4.25% 8/21/2028 (d)		425,000	421,890
Corebridge Global Funding 4.65% 8/20/2027 (d)		3,505,000	3,508,707
Corebridge Global Funding 4.9% 1/7/2028 (d)		4,245,000	4,269,228
Corebridge Global Funding 5.2% 1/12/2029 (d)		4,225,000	4,279,795
Equitable Financial Life Global Funding 1.8% 3/8/2028 (d)		5,400,000	5,137,459
Health Care Service Corp 5.2% 6/15/2029 (d)		785,000	793,469
Jackson National Life Global Funding 4.8% 4/9/2029 (d)		4,200,000	4,183,575
Jackson National Life Global Funding 4.9% 1/13/2027 (d)		8,223,000	8,251,102
Jackson National Life Global Funding 5.55% 7/2/2027 (d)		5,728,000	5,789,518
Lincoln Financial Global Funding 5.3% 1/13/2030 (d)		5,576,000	5,652,242
MassMutual Global Funding II 4% 1/22/2029 (d)		2,834,000	2,800,925
Principal Life Global Funding II 4.65% 5/18/2029 (d)		15,300,000	15,286,425
Reinsurance Group of America Inc 3.9% 5/15/2029		4,200,000	4,123,105
RGA Global Funding 4.35% 8/25/2028 (d)		17,666,000	17,543,801
Western-Southern Global Funding 4.25% 1/29/2029 (d)		11,445,000	11,317,370
			99,588,153
TOTAL FINANCIALS			820,513,747
Health Care - 0.8%
Health Care Equipment & Supplies - 0.1%
Augusta SpinCo Corp 4.398% 3/23/2029		4,937,000	4,910,136
Baxter International Inc 2.272% 12/1/2028		823,000	773,920
Becton Dickinson & Co 4.693% 2/13/2028		790,000	793,973
Becton Dickinson & Co 5.081% 6/7/2029		670,000	675,792
Boston Scientific Corp 0.625% 12/1/2027	EUR	2,568,000	2,894,992
Medline Borrower LP 3.875% 4/1/2029 (d)		2,240,000	2,179,973
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (d)		25,000	25,658
Solventum Corp 5.45% 2/25/2027		290,000	291,814
Stryker Corp 4.7% 2/10/2028		275,000	276,336
			12,822,594
Health Care Providers & Services - 0.6%
Cencora Inc 3.45% 12/15/2027		210,000	207,156
Cencora Inc 3.95% 2/13/2029		360,000	354,744
Cencora Inc 4.625% 12/15/2027		410,000	411,853
Centene Corp 2.45% 7/15/2028		2,915,000	2,763,417
Centene Corp 4.25% 12/15/2027		315,000	314,036
Centene Corp 4.625% 12/15/2029		225,000	219,142
CVS Health Corp 1.3% 8/21/2027		1,235,000	1,189,946
CVS Health Corp 2.875% 6/1/2026		135,000	135,000
CVS Health Corp 3% 8/15/2026		75,000	74,813
CVS Health Corp 4.3% 3/25/2028		11,876,000	11,838,690
CVS Health Corp 5.4% 6/1/2029		6,900,000	7,055,066
HCA Inc 3.125% 3/15/2027		600,000	595,029
HCA Inc 4.3% 11/15/2030		250,000	245,038
HCA Inc 5% 3/1/2028		4,247,000	4,282,731
HCA Inc 5.625% 9/1/2028		8,936,000	9,102,078
Humana Inc 3.7% 3/23/2029		242,000	236,169
Humana Inc 4.875% 4/1/2030		220,000	220,500
Humana Inc 5.75% 12/1/2028		540,000	554,117
Humana Inc 5.75% 3/1/2028		215,000	219,127
Icon Investments Six DAC 5.809% 5/8/2027		8,954,000	9,026,178
			49,044,830
Health Care Technology - 0.0%
IQVIA Inc 5.7% 5/15/2028		660,000	671,372
IQVIA Inc 6.25% 2/1/2029		486,000	502,744
			1,174,116
Life Sciences Tools & Services - 0.0%
Revvity Inc 1.9% 9/15/2028		555,000	522,625
Pharmaceuticals - 0.1%
Utah Acquisition Sub Inc 3.95% 6/15/2026		5,163,000	5,162,259
Viatris Inc 2.3% 6/22/2027		945,000	922,090
			6,084,349
TOTAL HEALTH CARE			69,648,514
Industrials - 0.7%
Aerospace & Defense - 0.2%
Boeing Co 3.2% 3/1/2029		525,000	506,761
Boeing Co 3.25% 3/1/2028		873,000	855,105
Boeing Co 5.04% 5/1/2027		4,083,000	4,105,050
Boeing Co 6.259% 5/1/2027		4,819,000	4,896,043
Boeing Co 6.298% 5/1/2029		4,327,000	4,526,772
Huntington Ingalls Industries Inc 5.353% 1/15/2030		125,000	127,434
			15,017,165
Air Freight & Logistics - 0.0%
FedEx Corp 0.45% 5/4/2029	EUR	2,790,000	2,963,883
Building Products - 0.0%
Carrier Global Corp 4.125% 5/29/2028	EUR	2,388,000	2,841,116
Owens Corning 3.4% 8/15/2026		215,000	214,520
Owens Corning 5.5% 6/15/2027		335,000	339,033
			3,394,669
Electrical Equipment - 0.0%
Regal Rexnord Corp 6.05% 4/15/2028		585,000	598,142
Regal Rexnord Corp 6.3% 2/15/2030		80,000	83,495
			681,637
Ground Transportation - 0.0%
Uber Technologies Inc 4.5% 8/15/2029 (d)		545,000	540,670
Machinery - 0.0%
Fortive Corp 3.15% 6/15/2026		210,000	209,898
Illinois Tool Works Inc 3.25% 5/17/2028	EUR	953,000	1,117,980
			1,327,878
Passenger Airlines - 0.0%
Delta Air Lines Inc 4.95% 7/10/2028		415,000	417,050
Southwest Airlines Co 4.375% 11/15/2028		730,000	725,054
			1,142,104
Professional Services - 0.2%
Booz Allen Hamilton Inc 3.875% 9/1/2028 (d)		1,055,000	1,032,461
Booz Allen Hamilton Inc 4% 7/1/2029 (d)		585,000	571,614
Leidos Inc 4.1% 3/15/2029		12,898,000	12,732,928
			14,337,003
Trading Companies & Distributors - 0.3%
GATX Corp 5.4% 3/15/2027		1,570,000	1,581,078
Sumisho Air Lease Corp 4.4% 3/24/2028 (d)		11,491,000	11,433,476
Sumisho Air Lease Corp 4.5% 3/24/2029 (d)		5,478,000	5,444,683
Sumisho Air Lease Corp 5.3% 2/1/2028		6,100,000	6,158,662
			24,617,899
TOTAL INDUSTRIALS			64,022,908
Information Technology - 0.5%
Electronic Equipment, Instruments & Components - 0.2%
Amphenol Corp 3.375% 5/12/2029	EUR	510,000	598,433
Dell International LLC / EMC Corp 4.75% 4/1/2028		9,113,000	9,164,599
Dell International LLC / EMC Corp 5.25% 2/1/2028		5,700,000	5,777,622
			15,540,654
IT Services - 0.0%
Gartner Inc 4.5% 7/1/2028 (d)		1,315,000	1,298,101
Semiconductors & Semiconductor Equipment - 0.1%
Broadcom Inc 5.05% 7/12/2029		8,166,000	8,308,449
Foundry JV Holdco LLC 5.5% 1/25/2031 (d)		225,000	230,531
Foundry JV Holdco LLC 5.9% 1/25/2030 (d)		225,000	232,896
Intel Corp 3.15% 5/11/2027		125,000	123,774
Intel Corp 3.75% 8/5/2027		455,000	452,211
Marvell Technology Inc 4.75% 7/15/2030		200,000	200,629
Marvell Technology Inc 4.875% 6/22/2028		740,000	745,868
			10,294,358
Software - 0.1%
Atlassian Corp 5.25% 5/15/2029		250,000	252,874
Oracle Corp 4.45% 9/26/2030		665,000	644,757
Oracle Corp 4.8% 8/3/2028		4,100,000	4,099,850
Salesforce Inc 4.5% 3/15/2028		370,000	370,330
Salesforce Inc 4.65% 3/15/2029		1,455,000	1,457,971
Synopsys Inc 4.65% 4/1/2028		1,000,000	1,003,660
Workday Inc 3.5% 4/1/2027		680,000	675,479
			8,504,921
Technology Hardware, Storage & Peripherals - 0.1%
Hewlett Packard Enterprise Co 4.4% 9/25/2027		6,405,000	6,400,435
Hewlett Packard Enterprise Co 4.5% 3/23/2028		930,000	929,839
			7,330,274
TOTAL INFORMATION TECHNOLOGY			42,968,308
Materials - 0.3%
Chemicals - 0.2%
Chevron Phillips Chemical Co LLC / Chevron Phillips Chemical Co LP 3.7% 6/1/2028 (d)		11,100,000	10,923,891
Ecolab Inc 4.6% 6/15/2029		1,130,000	1,134,999
International Flavors & Fragrances Inc 1.832% 10/15/2027 (d)		350,000	337,656
International Flavors & Fragrances Inc 2.3% 11/1/2030 (d)		84,000	75,535
Linde PLC 3.375% 6/12/2029 (f)	EUR	1,000,000	1,178,849
Mosaic Co/The 4.35% 1/15/2029		5,100,000	5,056,373
Sherwin-Williams Co/The 4.55% 3/1/2028		390,000	390,756
			19,098,059
Construction Materials - 0.1%
Amrize Finance US LLC 4.6% 4/7/2027		2,744,000	2,752,000
Amrize Finance US LLC 4.7% 4/7/2028		5,040,000	5,053,518
Amrize Finance US LLC 4.95% 4/7/2030		200,000	201,700
CRH America Finance Inc 3.95% 4/4/2028 (d)		1,365,000	1,351,667
			9,358,885
Containers & Packaging - 0.0%
AptarGroup Inc 4.75% 3/30/2031		225,000	223,095
Metals & Mining - 0.0%
Freeport-McMoRan Inc 4.125% 3/1/2028		45,000	44,688
Freeport-McMoRan Inc 4.375% 8/1/2028		30,000	29,855
Freeport-McMoRan Inc 5.25% 9/1/2029		60,000	60,542
Steel Dynamics Inc 4% 12/15/2028		970,000	958,473
			1,093,558
TOTAL MATERIALS			29,773,597
Real Estate - 0.3%
Diversified REITs - 0.1%
VICI Properties LP 4.75% 4/1/2028		7,110,000	7,109,709
Health Care REITs - 0.0%
DOC DR LLC 3.95% 1/15/2028		990,000	980,760
Healthcare Realty Holdings LP 3.625% 1/15/2028		314,000	308,582
Healthcare Realty Holdings LP 3.75% 7/1/2027		557,000	552,809
Ventas Realty LP 4.4% 1/15/2029		95,000	94,580
			1,936,731
Real Estate Management & Development - 0.0%
CBRE Services Inc 5.1% 6/15/2030		235,000	235,621
Extra Space Storage LP 3.875% 12/15/2027		585,000	580,159
			815,780
Residential REITs - 0.0%
American Homes 4 Rent LP 4.25% 2/15/2028		620,000	616,294
Specialized REITs - 0.2%
American Tower Corp 0.5% 1/15/2028	EUR	1,049,000	1,176,649
American Tower Corp 3.55% 7/15/2027		355,000	352,209
American Tower Corp 5.5% 3/15/2028		9,783,000	9,950,017
Crown Castle Inc 2.9% 3/15/2027		500,000	494,522
Crown Castle Inc 3.65% 9/1/2027		470,000	465,530
Crown Castle Inc 3.8% 2/15/2028		345,000	340,769
Crown Castle Inc 4% 3/1/2027		2,041,000	2,036,409
Crown Castle Inc 4.8% 9/1/2028		500,000	502,561
CubeSmart LP 2.25% 12/15/2028		720,000	680,994
			15,999,660
TOTAL REAL ESTATE			26,478,174
Utilities - 1.1%
Electric Utilities - 0.9%
American Electric Power Co Inc 5.2% 1/15/2029		400,000	407,043
Appalachian Power Co 3.3% 6/1/2027		705,000	697,914
Duke Energy Corp 3.1% 6/15/2028	EUR	2,011,000	2,342,478
Duquesne Light Holdings Inc 3.616% 8/1/2027 (d)		2,300,000	2,274,208
Emera US Finance LLC 4.5% 4/1/2029		18,273,000	18,196,477
Eversource Energy 5.45% 3/1/2028		4,083,000	4,141,205
Exelon Corp 2.75% 3/15/2027		1,000,000	988,201
Exelon Corp 5.15% 3/15/2028		6,500,000	6,578,688
Exelon Corp 5.15% 3/15/2029		190,000	193,171
FirstEnergy Corp 3.9% 7/15/2027 (h)		2,644,000	2,627,273
FirstEnergy Transmission LLC 2.866% 9/15/2028 (d)		832,000	800,671
FirstEnergy Transmission LLC 4.55% 1/15/2030		144,000	143,492
Georgia Power Co 4.6% 6/15/2029		15,855,000	15,946,689
Jersey Central Power & Light Co 4.15% 1/15/2029 (d)		5,536,000	5,470,309
Monongahela Power Co 4.45% 8/15/2029 (d)		5,905,000	5,893,098
NextEra Energy Capital Holdings Inc 1.875% 1/15/2027		355,000	350,046
NextEra Energy Capital Holdings Inc 4.685% 9/1/2027		5,166,000	5,188,424
Niagara Mohawk Power Corp 4.647% 10/3/2030 (d)		385,000	382,982
Pacific Gas and Electric Co 3.3% 12/1/2027		100,000	98,211
Pacific Gas and Electric Co 5% 6/4/2028		190,000	191,296
Pacific Gas and Electric Co 5.45% 6/15/2027		105,000	105,997
PacifiCorp 4.65% 4/15/2029		230,000	229,874
Pinnacle West Capital Corp 4.9% 5/15/2028		1,673,000	1,683,888
Southern California Edison Co 5.15% 6/1/2029		475,000	479,847
Southern Co/The 1.875% 9/15/2081 (b)	EUR	1,511,000	1,720,696
Southern Co/The 5.113% 8/1/2027 (h)		450,000	453,635
Vistra Operations Co LLC 4.55% 10/30/2028 (d)		520,000	517,841
Vistra Operations Co LLC 5.05% 12/30/2026 (d)		2,805,000	2,813,193
			80,916,847
Gas Utilities - 0.0%
National Fuel Gas Co 4.75% 5/15/2029 (e)		410,000	410,340
Southern Co Gas Capital Corp 4.05% 9/15/2028		210,000	208,664
			619,004
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The 5.45% 6/1/2028		6,533,000	6,601,264
Constellation Energy Generation LLC 5.6% 3/1/2028		225,000	229,125
			6,830,389
Multi-Utilities - 0.1%
Ameren Corp 1.95% 3/15/2027		295,000	289,885
DTE Energy Co 4.875% 6/1/2028		8,962,000	9,032,469
DTE Energy Co 4.95% 7/1/2027		190,000	191,282
DTE Energy Co 5.2% 4/1/2030		460,000	467,816
NiSource Inc 5.25% 3/30/2028		65,000	65,896
Public Service Enterprise Group Inc 4.9% 3/15/2030		705,000	712,030
Sempra 5.4% 8/1/2026		60,000	60,064
			10,819,442
Water Utilities - 0.0%
American Water Capital Corp 4.625% 6/1/2029		280,000	281,202
TOTAL UTILITIES			99,466,884
TOTAL UNITED STATES			1,403,362,177
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $2,541,940,377)			2,543,654,841

Preferred Securities - 0.1%
		Principal Amount (a)	Value ($)
FRANCE - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Orange SA 1.75% (b)(f)(g)	EUR	1,400,000	1,620,441
GERMANY - 0.1%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Volkswagen International Finance NV 7.5% (b)(f)(g)	EUR	1,300,000	1,705,492
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Infineon Technologies AG 3.625% (b)(f)(g)	EUR	1,500,000	1,754,630
TOTAL GERMANY			3,460,122
ITALY - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Eni SpA 2% (b)(f)(g)	EUR	1,408,000	1,624,004
Utilities - 0.0%
Electric Utilities - 0.0%
Enel SpA 1.375% (b)(f)(g)	EUR	1,414,000	1,627,982
TOTAL ITALY			3,251,986
UNITED KINGDOM - 0.0%
Consumer Staples - 0.0%
Tobacco - 0.0%
British American Tobacco PLC Series NC8, 3.75% (b)(f)(g)	EUR	1,020,000	1,209,861
Utilities - 0.0%
Electric Utilities - 0.0%
SSE PLC 4% (b)(f)(g)	EUR	1,477,000	1,737,417
TOTAL UNITED KINGDOM			2,947,278
UNITED STATES - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
BP Capital Markets PLC 4.25% (b)(f)(g)	GBP	1,178,000	1,637,585
TOTAL PREFERRED SECURITIES (Cost $12,951,757)			12,917,412

Short-Term Funds - 21.6%
	Shares	Value ($)
Fidelity Advisor Limited Term Bond Fund - Class Z (j)	52,612,163	607,670,484
Fidelity Intermediate Bond Fund (j)	17,079,098	175,060,751
Fidelity Low Duration Bond Factor ETF (j)	3,890,204	194,821,416
Fidelity SAI Low Duration Bond Fund (j)	60,210,301	603,307,217
Fidelity Short-Term Bond Index Fund (j)	29,946,537	300,663,232
TOTAL SHORT-TERM FUNDS (Cost $1,886,972,842)		1,881,523,100

U.S. Government Agency - Mortgage Securities - 0.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.4%
Connecticut Avenue Securities Trust Series R03 Class 2M1, U.S. 30-Day Avg. SOFR Index + 1.25%, 4.8621% 4/25/2046 (b)(c)(d)	1,405,742	1,406,101
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	106,048	85,410
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2035	170,599	163,365
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	767,989	722,468
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2053	454,508	439,404
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	136,320	135,198
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	70,622	70,040
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	184,221	182,704
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2049	1,269,262	1,240,568
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2056	454,898	448,923
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2056	374,818	369,074
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2055	257,758	254,775
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2055	98,419	97,280
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2056	795,873	785,418
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2056	2,239,916	2,206,620
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2056	1,491,254	1,476,324
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2056	473,544	466,287
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2053	833,701	827,439
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2034	245,683	250,276
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2055	1,185,677	1,198,567
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2054	853,849	863,398
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2055	359,040	363,729
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	320,581	324,266
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	103,084	104,140
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	910,544	923,289
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2053	1,362,689	1,380,952
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2055	1,082,226	1,110,845
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2055	283,967	296,220
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2055	381,678	397,246
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2031	19	20
Federal Home Loan Bank 4.5% 12/1/2055	325,957	313,546
Freddie Mac Gold Pool 2.5% 1/1/2052	395,558	337,174
Freddie Mac Gold Pool 3% 6/1/2052	1,047,459	918,373
Freddie Mac Gold Pool 3.5% 5/1/2052	782,783	713,611
Freddie Mac Gold Pool 4.5% 2/1/2053	612,080	591,739
Freddie Mac Gold Pool 4.5% 9/1/2052	1,110,138	1,073,939
Freddie Mac Gold Pool 5% 1/1/2055	337,650	334,692
Freddie Mac Gold Pool 5% 2/1/2055	51,131	50,456
Freddie Mac Gold Pool 5.5% 11/1/2053	227,709	229,971
Freddie Mac Gold Pool 5.5% 11/1/2055	2,195,225	2,207,998
Freddie Mac Gold Pool 5.5% 4/1/2054	2,188,050	2,206,368
Freddie Mac Gold Pool 5.5% 7/1/2053	159,464	161,098
Freddie Mac Gold Pool 6% 1/1/2056	1,073,194	1,104,089
Freddie Mac Gold Pool 6% 8/1/2055	582,924	599,250
Freddie Mac Gold Pool 8.5% 6/1/2027	188	190
Freddie Mac Gold Pool 8.5% 7/1/2028	11	11
Freddie Mac Gold Pool 8.5% 8/1/2026	14	14
Freddie Mac Gold Pool 8.5% 8/1/2027	437	442
Freddie Mac Gold Pool 8.5% 8/1/2027	40	40
Freddie Mac Non Gold Pool 5.5% 4/1/2055	460,977	466,132
Freddie Mac Non Gold Pool 5.5% 5/1/2055	166,301	167,235
Freddie Mac STACR REMIC Trust Series DNA2 Class M1, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8121% 3/25/2046 (b)(c)(d)	798,014	798,931
Freddie Mac STACR REMIC Trust Series DNA3 Class A1, U.S. 30-Day Avg. SOFR Index + 1.05%, 4.6621% 10/25/2044 (b)(c)(d)	43,000	43,076
Freddie Mac STACR REMIC Trust Series DNA5 Class M1B, U.S. 30-Day Avg. SOFR Index + 4.5%, 8.1121% 6/25/2042 (b)(c)(d)	1,025,000	1,061,310
Freddie Mac STACR REMIC Trust Series HQA1 Class A1, U.S. 30-Day Avg. SOFR Index + 1%, 4.6429% 5/25/2046 (b)(c)(d)	350,000	350,328
Freddie Mac STACR REMIC Trust Series HQA3 Class M2, U.S. 30-Day Avg. SOFR Index + 2.1%, 5.7121% 9/25/2041 (b)(c)(d)	1,040,000	1,043,583
Ginnie Mae I Pool 7% 1/15/2028	147	147
Ginnie Mae I Pool 7% 1/15/2028	29	29
Ginnie Mae I Pool 7% 1/15/2029	357	361
Ginnie Mae I Pool 7% 1/15/2029	50	51
Ginnie Mae I Pool 7% 1/15/2031	93	95
Ginnie Mae I Pool 7% 1/15/2032	46	47
Ginnie Mae I Pool 7% 10/15/2028	307	311
Ginnie Mae I Pool 7% 10/15/2028	196	199
Ginnie Mae I Pool 7% 10/15/2028	27	27
Ginnie Mae I Pool 7% 11/15/2027	35	35
Ginnie Mae I Pool 7% 11/15/2028	343	348
Ginnie Mae I Pool 7% 11/15/2028	118	120
Ginnie Mae I Pool 7% 12/15/2028	64	65
Ginnie Mae I Pool 7% 12/15/2028	13	12
Ginnie Mae I Pool 7% 12/15/2029	49	50
Ginnie Mae I Pool 7% 2/15/2028	14	13
Ginnie Mae I Pool 7% 2/15/2031	50	51
Ginnie Mae I Pool 7% 2/15/2032	80	82
Ginnie Mae I Pool 7% 3/15/2031	187	192
Ginnie Mae I Pool 7% 3/15/2031	76	78
Ginnie Mae I Pool 7% 3/15/2032	388	397
Ginnie Mae I Pool 7% 3/15/2032	216	221
Ginnie Mae I Pool 7% 4/15/2028	653	658
Ginnie Mae I Pool 7% 4/15/2028	53	53
Ginnie Mae I Pool 7% 4/15/2028	47	48
Ginnie Mae I Pool 7% 4/15/2029	163	165
Ginnie Mae I Pool 7% 4/15/2032	316	324
Ginnie Mae I Pool 7% 4/15/2032	131	134
Ginnie Mae I Pool 7% 5/15/2029	189	191
Ginnie Mae I Pool 7% 5/15/2031	1,208	1,238
Ginnie Mae I Pool 7% 5/15/2032	140	143
Ginnie Mae I Pool 7% 6/15/2028	134	136
Ginnie Mae I Pool 7% 6/15/2028	58	59
Ginnie Mae I Pool 7% 6/15/2032	777	796
Ginnie Mae I Pool 7% 6/15/2032	290	298
Ginnie Mae I Pool 7% 7/15/2028	985	995
Ginnie Mae I Pool 7% 7/15/2028	206	209
Ginnie Mae I Pool 7% 7/15/2028	50	51
Ginnie Mae I Pool 7% 7/15/2029	155	157
Ginnie Mae I Pool 7% 7/15/2029	39	40
Ginnie Mae I Pool 7% 7/15/2031	744	760
Ginnie Mae I Pool 7% 7/15/2031	62	63
Ginnie Mae I Pool 7% 8/15/2028	854	866
Ginnie Mae I Pool 7% 8/15/2028	302	306
Ginnie Mae I Pool 7% 8/15/2028	60	61
Ginnie Mae I Pool 7% 8/15/2032	5,371	5,491
Ginnie Mae I Pool 7% 8/15/2032	136	140
Ginnie Mae I Pool 7% 8/15/2032	74	75
Ginnie Mae I Pool 7% 9/15/2028	462	467
Ginnie Mae I Pool 7% 9/15/2028	83	84
Uniform Mortgage Backed Securities 3.5% 6/1/2056 (e)	255,000	231,911
TOTAL UNITED STATES		33,612,792
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $33,813,509)		33,612,792

Commercial Paper - 0.2%
	Yield (%) (l)	Principal Amount (a)	Value ($)
Bacardi-Martini BV yankee 0% 6/26/2026	4.25	1,020,000	1,016,578
Columbia Pipelines Holding Co LLC 0% 6/8/2026	4.14	1,355,000	1,353,522
Harley-Davidson Financial Services Inc 0% 6/18/2026	4.45	855,000	853,039
HCA Inc 0% 7/13/2026	4.27	1,315,000	1,307,784
HCA Inc 0% 7/8/2026	4.27	1,005,000	1,000,124
International Flavors & Fragrances Inc 0% 6/23/2026	4.26	795,000	792,788
International Flavors & Fragrances Inc 0% 6/30/2026	4.32	825,000	822,044
Keurig Dr Pepper Inc 0% 6/22/2026	4.37	1,010,000	1,007,127
Rogers Communications Inc/Ontario yankee 0% 6/25/2026	4.24	1,350,000	1,345,850
Southern California Edison Co 0% 6/18/2026	4.31	1,210,000	1,207,234
Southern California Edison Co 0% 6/26/2026	4.32	1,360,000	1,355,596
Videotron Ltd yankee 0% 6/18/2026	4.42	1,800,000	1,795,591
Western Gas Partners LP 0% 6/11/2026	4.23	810,000	808,716
TOTAL COMMERCIAL PAPER (Cost $14,670,730)			14,665,993

U.S. Treasury Obligations - 30.3%
	Yield (%) (l)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 7/30/2026 (k)	3.58	400,000	397,617
US Treasury Notes 3.375% 9/15/2028	3.94	197,392,900	194,586,220
US Treasury Notes 3.5% 1/15/2029	3.64	450,000	443,936
US Treasury Notes 3.5% 1/31/2028 (k)	3.53	255,000	252,967
US Treasury Notes 3.5% 12/15/2028	3.94 to 3.96	230,274,000	227,296,629
US Treasury Notes 3.5% 2/15/2029 (k)	3.79 to 3.94	440,919,200	434,753,218
US Treasury Notes 3.625% 8/15/2028	3.93	314,413,300	311,797,284
US Treasury Notes 3.75% 4/30/2028	3.92 to 4.11	434,195,700	432,160,408
US Treasury Notes 3.875% 3/31/2028 (k)	3.78 to 4.00	385,330,300	384,457,288
US Treasury Notes 3.875% 4/15/2029	3.91 to 4.19	232,322,400	231,215,240
US Treasury Notes 3.875% 5/15/2029	4.05	314,871,700	313,371,141
US Treasury Notes 4% 5/31/2028	3.99 to 4.01	12,795,000	12,795,500
US Treasury Notes 4.125% 7/31/2028	3.93	89,310,600	89,502,478
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,638,614,698)			2,633,029,926

Money Market Funds - 2.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (m)	3.67	90,624,639	90,642,764
Fidelity Investments Money Market Government Portfolio - Institutional Class (j)(n)	3.55	83,025,277	83,025,277
Invesco Government & Agency Portfolio Institutional Class (n)	3.55	3,568,573	3,568,573
TOTAL MONEY MARKET FUNDS (Cost $177,236,614)			177,236,614

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $8,738,216,262)	8,725,942,670
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(18,445,432)
NET ASSETS - 100.0%	8,707,497,238

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CBOT 2Y US Treasury Notes Contracts (United States)	2,137	9/2026	441,557,625	501,162
Eurex Euro-Schatz Contracts (Germany)	224	9/2026	27,681,938	27,616
TOTAL LONG				528,778
SHORT
CBOT 10Y US Treasury Notes Contracts (United States)	(23)	9/2026	(2,527,484)	(20,517)
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	(47)	9/2026	(5,272,813)	(54,778)
CBOT 5Y US Treasury Notes Contracts (United States)	(229)	9/2026	(24,565,617)	(137,188)
CBOT US Treasury Ultra Bond Contracts (United States)	(20)	9/2026	(2,291,250)	(35,653)
TOTAL SHORT				(248,136)
TOTAL FUTURES CONTRACTS				280,642

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

CAD	5,540,883	USD	4,021,398	JPMorgan Chase Bank NA	6/2026	(2,334)
EUR	9,730,000	USD	11,355,786	Goldman Sachs Bank USA	6/2026	(6,714)
USD	3,886,663	AUD	5,430,000	BNP Paribas SA	6/2026	(14,003)
USD	4,226,225	CAD	5,816,000	JPMorgan Chase Bank NA	6/2026	2,427
USD	61,534,268	CAD	84,872,000	Royal Bank of Canada	6/2026	(102,981)
USD	346,689,644	EUR	297,915,000	Canadian Imperial Bank of Commerce	6/2026	(1,223,280)
USD	13,174,928	EUR	11,275,000	Goldman Sachs Bank USA	6/2026	7,688
USD	3,592,372	EUR	3,084,000	JPMorgan Chase Bank NA	6/2026	(9,204)
USD	73,210,288	GBP	54,481,000	Canadian Imperial Bank of Commerce	6/2026	(155,588)
USD	509,317	GBP	378,000	Goldman Sachs Bank USA	6/2026	290
USD	3,779,884	GBP	2,815,000	JPMorgan Chase Bank NA	6/2026	(10,886)
USD	28,854,190	JPY	4,585,400,000	Canadian Imperial Bank of Commerce	6/2026	(3,562)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(1,518,147)
Unrealized Appreciation						10,405
Unrealized Depreciation						(1,528,552)

Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
EUR	-	European Monetary Unit (Euro)
GBP	-	British Pound Sterling
JPY	-	Japanese Yen
USD	-	United States Dollar

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,317,264,553 or 15.1% of net assets.

(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $411,637,151 or 4.7% of net assets.

(g)	Security is perpetual in nature with no stated maturity date.
(h)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(i)	Level 3 security.
(j)	Affiliated fund.
(k)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,424,965.
(l)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(n)	The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	885,268,727	794,625,963	453,023	-	-	90,642,764	90,624,639	0.1%
Total	-	885,268,727	794,625,963	453,023	-	-	90,642,764

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Advisor Floating Rate High Income Fund - Class Z	-	150,341,936	-	341,941	-	(82,873)	150,259,063	16,621,578
Fidelity Advisor Limited Term Bond Fund - Class Z	-	610,761,042	-	5,761,469	-	(3,090,558)	607,670,484	52,612,163
Fidelity Intermediate Bond Fund	-	176,759,759	-	1,759,873	-	(1,699,008)	175,060,751	17,079,098
Fidelity Investments Money Market Government Portfolio - Institutional Class	-	718,358,778	635,333,501	754,629	-	-	83,025,277	83,025,277
Fidelity Low Duration Bond Factor ETF	-	195,116,066	-	634,103	-	(294,650)	194,821,416	3,890,204
Fidelity SAI Low Duration Bond Fund	-	1,427,370,369	823,000,000	8,870,750	(469,012)	(594,140)	603,307,217	60,210,301
Fidelity SAI Short-Term Bond Fund	-	3,298,946,368	3,269,994,301	18,646,507	(28,952,067)	-	-	-
Fidelity SAI Short-Term Treasury Bond Index Fund	-	494,425,980	125,000,000	4,426,169	(1,519,717)	(2,521,832)	365,384,431	36,538,443
Fidelity Short-Term Bond Index Fund	-	300,434,618	-	434,694	-	228,614	300,663,232	29,946,537
	-	7,372,514,916	4,853,327,802	41,630,135	(30,940,796)	(8,054,447)	2,480,191,871

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	612,669,635	-	612,669,635	-

Bank Notes
Financials	20,956,426	-	20,956,426	-

Collateralized Mortgage Obligations	46,903,608	-	46,903,608	-

Commercial Mortgage Securities	129,857,272	-	129,045,779	811,493

Fixed-Income Funds	515,643,494	515,643,494	-	-

Foreign Government and Government Agency Obligations	103,271,557	-	103,271,557	-

Non-Convertible Corporate Bonds
Communication Services	85,955,187	-	85,955,187	-
Consumer Discretionary	225,770,771	-	225,770,771	-
Consumer Staples	80,164,618	-	80,164,618	-
Energy	99,580,124	-	99,580,124	-
Financials	1,491,821,929	-	1,491,821,929	-
Health Care	91,807,318	-	91,807,318	-
Industrials	126,823,661	-	126,823,661	-
Information Technology	67,217,504	-	67,217,504	-
Materials	64,051,915	-	64,051,915	-
Real Estate	59,069,078	-	59,069,078	-
Utilities	151,392,736	-	151,392,736	-

Preferred Securities
Communication Services	1,620,441	-	1,620,441	-
Consumer Discretionary	1,705,492	-	1,705,492	-
Consumer Staples	1,209,861	-	1,209,861	-
Energy	3,261,589	-	3,261,589	-
Information Technology	1,754,630	-	1,754,630	-
Utilities	3,365,399	-	3,365,399	-

U.S. Government Agency - Mortgage Securities	33,612,792	-	33,612,792	-

Short-Term Funds	1,881,523,100	1,881,523,100	-	-

Commercial Paper	14,665,993	-	14,665,993	-

U.S. Treasury Obligations	2,633,029,926	-	2,633,029,926	-

Money Market Funds	177,236,614	177,236,614	-	-
Total Investments in Securities:	8,725,942,670	2,574,403,208	6,150,727,969	811,493
Derivative Instruments:

Assets
Futures Contracts	528,778	528,778	-	-
Forward Foreign Currency Contracts	10,405	-	10,405	-
Total Assets	539,183	528,778	10,405	-

Liabilities
Futures Contracts	(248,136)	(248,136)	-	-
Forward Foreign Currency Contracts	(1,528,552)	-	(1,528,552)	-
Total Liabilities	(1,776,688)	(248,136)	(1,528,552)	-
Total Derivative Instruments:	(1,237,505)	280,642	(1,518,147)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of May 31, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Foreign Exchange Risk
Forward Foreign Currency Contracts (a)	10,405	(1,528,552)
Total Foreign Exchange Risk	10,405	(1,528,552)
Interest Rate Risk
Futures Contracts (b)	528,778	(248,136)
Total Interest Rate Risk	528,778	(248,136)
Total Value of Derivatives	539,183	(1,776,688)

(a)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-item(s).
(b)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of May 31, 2026
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $6,159,327,180)	$6,155,108,035
Fidelity Central Funds (cost $90,642,764)	90,642,764
Other affiliated issuers (cost $2,488,246,318)	2,480,191,871

Total Investment in Securities (cost $8,738,216,262)		$8,725,942,670
Cash		804,062
Foreign currency held at value (cost $602,061)		602,061
Receivable for investments sold		352,344,419
Unrealized appreciation on forward foreign currency contracts		10,405
Receivable for fund shares sold		24,581,466
Dividends receivable		683,467
Interest receivable		54,457,994
Distributions receivable from Fidelity Central Funds		270,680
Receivable for variation margin on futures contracts		177,444
Prepaid expenses		18,136
Other receivables		1,420
Total assets		9,159,894,224
Liabilities
Payable for investments purchased
Regular delivery	$444,261,814
Delayed delivery	640,350
Unrealized depreciation on forward foreign currency contracts	1,528,552
Payable for fund shares redeemed	4,844,157
Distributions payable	130,701
Accrued management fee	359,749
Other payables and accrued expenses	631,663
Total liabilities		452,396,986
Net Assets		$8,707,497,238
Net Assets consist of:
Paid in capital		$8,748,379,381
Total accumulated earnings (loss)		(40,882,143)
Net Assets		$8,707,497,238
Net Asset Value, offering price and redemption price per share ($8,707,497,238 ÷ 878,384,507 shares)		$9.91
Statement of Operations
For the period December 30, 2025 (commencement of operations) through May 31, 2026
Investment Income
Dividends:
Unaffiliated issuers		$124,396
Affiliated issuers		41,152,376
Interest		37,179,087
Income from Fidelity Central Funds		453,023
Total income		78,908,882
Expenses
Management fee	$5,695,722
Custodian fees and expenses	10,050
Independent trustees' fees and expenses	4,755
Registration fees	1,209,607
Audit fees	37,595
Legal	67
Miscellaneous	1,546
Total expenses before reductions	6,959,342
Expense reductions	(5,555,530)
Total expenses after reductions		1,403,812
Net Investment income (loss)		77,505,070
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(637,599)
Affiliated issuers	(30,940,796)
Forward foreign currency contracts	2,023,816
Foreign currency transactions	38,798
Futures contracts	(1,101,598)
Swaps	(10,800)
Capital gain distributions from underlying funds:
Affiliated issuers	477,759
Total net realized gain (loss)		(30,150,420)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(4,219,145)
Affiliated issuers	(8,054,447)
Forward foreign currency contracts	(1,518,147)
Assets and liabilities in foreign currencies	6,166
Futures contracts	280,642
Total change in net unrealized appreciation (depreciation)		(13,504,931)
Net gain (loss)		(43,655,351)
Net increase (decrease) in net assets resulting from operations		$33,849,719
Statement of Changes in Net Assets

For the period December 30, 2025 (commencement of operations) through May 31, 2026
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$77,505,070
Net realized gain (loss)	(30,150,420)
Change in net unrealized appreciation (depreciation)	(13,504,931)
Net increase (decrease) in net assets resulting from operations	33,849,719
Distributions to shareholders	(74,731,862)

Share transactions
Proceeds from sales of shares	9,240,508,408
Reinvestment of distributions	74,354,362
Cost of shares redeemed	(566,483,389)

Net increase (decrease) in net assets resulting from share transactions	8,748,379,381
Total increase (decrease) in net assets	8,707,497,238

Net Assets
Beginning of period	-
End of period	$8,707,497,238

Other Information
Shares
Sold	927,910,826
Issued in reinvestment of distributions	7,484,590
Redeemed	(57,010,909)
Net increase (decrease)	878,384,507

Financial Highlights
Strategic Advisers® Fidelity® Short Duration Fund

Years ended May 31,	2026 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.160
Net realized and unrealized gain (loss)	(.101)
Total from investment operations	.059
Distributions from net investment income	(.149)
Total distributions	(.149)
Net asset value, end of period	$9.91
Total Return D,E	.59%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.35% H,I
Expenses net of fee waivers, if any	.07 % H,I
Expenses net of all reductions, if any	.07% H,I
Net investment income (loss)	3.91% H,I
Supplemental Data
Net assets, end of period (000 omitted)	$8,707,497
Portfolio turnover rate J	129 % K

AFor the period December 30, 2025 (commencement of operations) through May 31, 2026.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAudit fees are not annualized.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KAmount not annualized.
Notes to Financial Statements

For the period ended May 31, 2026

1. Organization.
Strategic Advisers Fidelity Short Duration Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to certain managed account clients of Strategic Advisers LLC (Strategic Advisers), an affiliate of Fidelity Management & Research Company LLC (FMR).
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, preferred securities, U.S. government and government agency obligations and commercial paper are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of May 31, 2026, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), swap agreements, foreign currency transactions, futures contracts, market discount, capital loss carryforwards and losses deferred due to wash sales and offsetting positions.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$5,714,941
Gross unrealized depreciation	(19,553,550)
Net unrealized appreciation (depreciation)	$(13,838,609)
Tax Cost	$8,737,375,619

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$4,567,953
Capital loss carryforward	$(31,617,654)
Net unrealized appreciation (depreciation) on securities and other investments	$(13,832,443)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(31,125,081)
Long-term	(492,573)
Total capital loss carryforward	$(31,617,654)

The tax character of distributions paid was as follows:

May 31, 2026A
Ordinary Income	$74,731,862
Long-term Capital Gains	-
Total	$74,731,862

A For the period December 30, 2025 (commencement of operations) through May 31, 2026.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, forward foreign currency contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Strategic Advisers Fidelity Short Duration Fund
Credit Risk
Swaps	(10,800)	-
Total Credit Risk	(10,800)	-
Foreign Exchange Risk
Forward Foreign Currency Contracts	2,023,816	(1,518,147)
Total Foreign Exchange Risk	2,023,816	(1,518,147)
Interest Rate Risk
Futures Contracts	(1,101,598)	280,642
Total Interest Rate Risk	(1,101,598)	280,642
Totals	911,418	(1,237,505)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period, unless an average contract value is presented in the table below.

Average Contracts Amount ($)
Strategic Advisers Fidelity Short Duration Fund	199,495,214

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily. Subsequent payments from or to a fund are made or as needed depending on the fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps".

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Strategic Advisers Fidelity Short Duration Fund	10,887,372,215	5,020,990,949
6. Fees and Other Transactions with Affiliates.
Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month to the aggregate of the fee rates, payable monthly by the investment adviser, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .55% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .29% of the Fund's average net assets.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Sub-Advisers. FIAM LLC (an affiliate of the investment adviser) and T. Rowe Price Associates, Inc. served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid as described in the Management Fee note.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Strategic Advisers Fidelity Short Duration Fund	$1,427

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Affiliated Exchanges In-Kind. During the period, the Fund redeemed shares of Fidelity SAI Short-Term Bond Fund in exchange for investments and cash, if any, as noted in the following table. The Fund had a net realized loss of ($28,952,067) on the Fund's redemptions of Fidelity SAI Short-Term Bond Fund, which is included in "Net Realized gain (loss): Other affiliated issuers" in the accompanying Statement of Operations. The Fund recognized a net loss on the exchanges for federal income tax purposes.

Fund Name	Value of Investments ($)	Net realized gain (loss) ($)	Shares redeemed
Fidelity SAI Short-Term Bond Fund	3,269,993,541	(28,952,067)	338,508,648
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Strategic Advisers Fidelity Short Duration Fund	733
8. Expense Reductions.
The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2029. During the period, this waiver reduced the Fund's management fee by $4,991,711. During the period December 20, 2025 through April 15, 2026, the investment adviser voluntarily agreed to reimburse the Fund to the extent annual operating expenses exceeded .03% of average net assets. This reimbursement expired on April 15, 2026. Some expenses, for example management fee and the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, were excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $560,325.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $3,494.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	Strategic Advisers Fidelity Short Duration Fund
Fidelity Advisor Limited Term Bond Fund	18%
Fidelity SAI Low Duration Bond Fund	25%
Fidelity SAI Short-Term Treasury Bond Index Fund	72%
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Rutland Square Trust II and Shareholders of Strategic Advisers Fidelity Short Duration Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Strategic Advisers Fidelity Short Duration Fund (one of the funds constituting Fidelity Rutland Square Trust II, referred to hereafter as the "Fund") as of May 31, 2026, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period December 30, 2025 (commencement of operations) through May 31, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2026, and the results of its operations, changes in its net assets, and the financial highlights for the period December 30, 2025 (commencement of operations) through May 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2026 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
July 16, 2026
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 34.47% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $71,763,275 of distributions paid during the fiscal year ended 2026 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in the first quarter of 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Strategic Advisers Fidelity Short Duration Fund
In December 2025, the Board of Trustees, including the Independent Trustees (together, the Board) voted to approve (i) the management contract between Strategic Advisers LLC (Strategic Advisers) and Fidelity Rutland Square Trust II (Trust) on behalf of the fund (Management Contract); (ii) the sub-advisory agreements among Strategic Advisers, each of FIAM LLC (FIAM), and T. Rowe Price Associates, Inc., and the Trust on behalf of the fund (each respective agreement, a Sub-Advisory Agreement and collectively, the Sub-Advisory Agreements); and (iii) the sub-subadvisory agreements among FIAM and each of FMR Investment Management (UK) Limited, Fidelity Management & Research (Japan) Limited and Fidelity Management & Research (Hong Kong) Limited, with respect to the fund (Sub-Subadvisory Agreements and together with the Management Contract and Sub-Advisory Agreements, the Advisory Contracts). Strategic Advisers and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Advisory Contracts.
In considering whether to approve each Advisory Contract, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of each Advisory Contract is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under each Advisory Contract bear a reasonable relationship to the services to be rendered. The Board's decision to approve each Advisory Contract was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.
Nature, Extent, and Quality of Services Provided. The Board considered the backgrounds of the investment personnel that will provide services to the fund, and also took into consideration the fund's investment objective, strategies and related investment philosophy and the proposed sub-adviser line-up. The Board considered the structure of each Investment Adviser's investment personnel compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund.
The Board noted Strategic Advisers' role in, among other things, (i) setting, implementing and monitoring the investment strategy for the fund; (ii) identifying and recommending to the Board the sub-advisers for the fund; (iii) overseeing compliance with federal securities laws by each sub-adviser with respect to fund assets; (iv) monitoring and overseeing the performance and investment capabilities of each sub-adviser; and (v) recommending the replacement of a sub-adviser as appropriate. The Board also noted that it receives from Strategic Advisers substantial information and periodic reports about Strategic Advisers' sub-adviser oversight and due diligence processes, as well as periodic reports regarding the performance of each sub-adviser.
The Board noted that under the Sub-Advisory Agreements, and subject to oversight by Strategic Advisers, each sub-adviser will be responsible for, among other things, identifying investments for the portion of fund assets allocated to the sub-adviser, if any, and executing portfolio transactions to implement its investment strategy. In addition, the Board noted that each sub-adviser will be responsible for providing such reporting as may be requested from Strategic Advisers to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff that will provide services to the fund, their use of technology, and the Investment Advisers' approach to managing and compensating its investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in their deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative, and shareholder services to be performed by Strategic Advisers and its affiliates under the Management Contract and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including the sub-advisers; and (iii) the resources to be devoted to the fund's compliance policies and procedures.
The Board noted that the growth of fund assets over time across the complex allows Strategic Advisers to reinvest in the development of services designed to enhance the value or convenience of the Strategic Advisers funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.
Investment Performance. The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. Instead, the Board considered the historical investment performance of the portfolio managers in managing accounts under a similar investment mandate to the extent available. Once the fund has been in operation for at least one calendar year, the Board will review the fund's investment performance.
Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Advisory Contracts should benefit the fund's shareholders.
Competitiveness of Management Fee and Total Fund Expenses. In reviewing the Advisory Contracts, the Board considered the amount and nature of fees to be paid by the fund to the fund's investment adviser, Strategic Advisers, the amount and nature of fees to be paid by Strategic Advisers to the sub-advisers, and the projected total management fee rate and operating expenses of the fund.
The Board noted that the fund's maximum aggregate annual management fee rate may not exceed 0.55% of the fund's average daily net assets and that Strategic Advisers has contractually agreed to waive its 0.25% portion of the fund's management fee through September 30, 2029. The Board considered that while the proposed maximum aggregate annual management fee rate ranks above the median rate of funds with similar Morningstar classifications, the fund's estimated effective and total management fee rates rank below the peer group median. The Board noted that FIAM, and not the fund, will compensate the sub-subadvisers under the terms of each Sub-Subadvisory Agreement and that the fund and Strategic Advisers are not responsible for any such fees or expenses. The Board also considered that the fund's projected total net expenses, including acquired fund fees and expenses, if any, rank below the competitive median.
Based on its review, the Board concluded that the fund's management fee structure and projected total expenses bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.
Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data were available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. The Board noted that it will consider costs of services and the profitability of Strategic Advisers and each sub-adviser as a result of their relationship with the fund in connection with future renewals of the Advisory Contracts.
Potential Fall-Out Benefits. The fund is a new fund and therefore the Board was unable to consider any direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund. The Board noted that it will review information regarding the potential of direct and indirect benefits accruing to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, as well as information regarding potential fall-out benefits accruing to each sub-adviser, if any, as a result of its relationship with the fund, in connection with future renewals of the Advisory Contracts.
Possible Economies of Scale. The Board noted that because the fund is a new fund a determination of economies of scale was premature until the fund has assets. The Board noted that, in certain cases, breakpoints included in the Sub-Advisory Agreements have the potential to reduce sub-advisory fees paid to the sub-adviser as assets allocated to the sub-adviser grow.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures proposed on behalf of the fund bear a reasonable relationship to the services to be rendered and that each Advisory Contract should be approved because each agreement is in the best interests of the fund and its shareholders. In addition, the Board concluded that the approval of each Sub-Advisory Agreement and Sub-Subadvisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Board Approval of Amended Sub-Advisory Agreement
Strategic Advisers Fidelity Short Duration Fund
In March 2026, the Board of Trustees, including the Independent Trustees (together, the Board) voted to approve an amendment to the existing sub-advisory agreement among Strategic Advisers LLC (Strategic Advisers), FIAM LLC (FIAM or Sub-Adviser), and Fidelity Rutland Square Trust II (Trust) on behalf of the fund to add a new investment mandate (Amended Sub-Advisory Agreement).
In considering whether to approve the Amended Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Amended Sub-Advisory Agreement is in the best interests of the fund and its shareholders and does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. The Board's decision to approve the Amended Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.
Nature, Extent, and Quality of Services Provided.  The Board considered the backgrounds of the investment personnel that will provide services to the fund, the fund's investment objective, strategies and related investment philosophy, the current sub-adviser line-up, and the structure of the investment personnel compensation programs and whether such structure provides appropriate incentives to act in the best interests of the fund.
The Board also considered that it reviewed this information regarding the Sub-Adviser in connection with its annual renewal of the fund's management contract, sub-advisory agreements and sub-subadvisory agreements at its September 2025 meeting.
The Board noted its familiarity with the nature, extent and quality of services provided by FIAM to the fund with different investment mandates, and that many of the same support staff, including compliance personnel, that currently provide services to the fund will also provide services to the fund for the new FIAM mandate. The Board also took into consideration additional information regarding the investment mandate provided by Strategic Advisers and FIAM.
Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of FIAM's investment staff, use of technology, and approach to managing and compensating investment personnel. The Board noted that FIAM's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in its deliberations, the Board considered FIAM's trading capabilities and resources and compliance infrastructure, which are integral parts of the investment management process, and its investment in business continuity planning.
Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory services to be performed by FIAM under the Amended Sub-Advisory Agreement; and (ii) the resources to be devoted to the fund's compliance policies and procedures.
Investment Performance. The Board considered the hypothetical performance of the investment mandate to be used by FIAM.
Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Amended Sub-Advisory Agreement should benefit or continue to benefit the fund's shareholders.
Competitiveness of Management Fee and Total Fund Expenses.  The Board considered the amount and nature of the fees to be paid by the fund to Strategic Advisers and by Strategic Advisers to FIAM, as well as the projected change in the fund's management fee and total operating expenses, if any, as a result of hiring FIAM for the new mandate.
The Board noted that the Amended Sub-Advisory Agreement will not result in changes to the maximum aggregate annual management fee payable by the fund or Strategic Advisers' portion of the management fee. The Board considered Strategic Advisers' contractual agreement to waive its portion of the fund's management fee.
The Board considered that after allocating assets to FIAM under the new mandate, while the fund's total management fee is expected to increase, the fund's total net expenses are expected to decrease and each is expected to continue to rank below the competitive peer group median reported in the December 2025 management contract approval materials for the fund. Based on its review, the Board concluded that the fund's management fee structure and any changes to projected total expenses bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.
Costs of the Services and Profitability.  Because the Amended Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund or Strategic Advisers' portion of the management fee, the Board did not consider the costs of services and profitability to be significant factors in its decision to approve the Amended Sub-Advisory Agreement.
Potential Fall-Out Benefits.  The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, as well as information regarding potential fall-out benefits accruing to each sub-adviser, if any, as a result of its relationship with the fund, during its annual renewal of the fund's management contract, sub-advisory agreements, and sub-subadvisory agreements. The Board considered Strategic Advisers' representation that it does not anticipate that the approval of the Amended Sub-Advisory Agreement will have a significant impact on the profitability of, or potential fall-out benefits to, Strategic Advisers or its affiliates.
Possible Economies of Scale.  The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's management contract, sub-advisory agreements, and sub-subadvisory agreements. The Board noted that with respect to the new mandate, the Amended Sub-Advisory Agreement will provide for breakpoints that have the potential to reduce sub-advisory fees paid to FIAM with respect to the new mandate as assets allocated to FIAM for the new mandate grow.
Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the Amended Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered and that the Amended Sub-Advisory Agreement is in the best interests of the fund and its shareholders and should be approved. In addition, the Board concluded that the approval of the Amended Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

1.9921310.100
SDF-ANN-0726

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Rutland Square Trust II

By:	/s/Heather Bonner
Heather Bonner
President and Treasurer (Principal Executive Officer)

Date:	July 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Heather Bonner
Heather Bonner
President and Treasurer (Principal Executive Officer)

Date:	July 23, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	July 23, 2026